    Filed with the Securities and Exchange Commission on February 14, 2013

                 Registration No. 333-96577 Investment Company Act No. 811-5438

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933


                             Post-Effective No. 54


                                      and

                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 193


      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                          (Exact Name of Registrant)

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                              (Name of Depositor)

                ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
             (Address of Depositor's Principal Executive Offices)

                                (203) 926-1888
                        (Depositor's Telephone Number)

                               -----------------

                             CT CORPORATION SYSTEM
                             ONE CORPORATE CENTER
                            HARTFORD, CT 06103-3220
                                (860) 724-9044
           (Name, address and telephone number of agent for service)

                                  Copies to:

                                 LYNN K. STONE
                                VICE PRESIDENT
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                              ONE CORPORATE DRIVE
                               SHELTON, CT 06484
                                (203) 402-1382

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on ______ pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ______ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485

[_] on ______ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Units of interest in Separate Accounts under variable annuity contracts.

================================================================================

                               EXPLANATORY NOTE:


Registrant is filing this Post-Effective Amendment No. 54 to Registration Statement No. 333-96577 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 54 incorporates by reference the prospectus dated May 1, 2012, contained in Part A of Post-Effective Amendment No. 51, filed on April 25, 2012 a Prospectus supplement, included in Post-Effective Amendment No. 52, filed on August 16, 2012 and a Prospectus supplement, included in Post-Effective Amendment No. 53, filed on December 7, 2012.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                ADVANCED SERIES ADVISOR PLAN/SM/ III (ASAP III)
                     ADVANCED SERIES APEX/SM/ II (APEX II)
                   ADVANCED SERIES XTRA CREDIT SIX/SM/ (XT6)
                   ADVANCED SERIES LIFEVEST/SM/ II (ASL II)
                        ADVANCED SERIES CORNERSTONE/SM/
                    ADVANCED SERIES ADVISORS CHOICE(R) 2000

                      SUPPLEMENT, DATED FEBRUARY 14, 2013,
                       TO PROSPECTUSES DATED MAY 1, 2012

 THIS SUPPLEMENT SHOULD BE READ AND RETAINED WITH THE PROSPECTUS FOR YOUR ANNUITY. THIS SUPPLEMENT IS INTENDED TO UPDATE CERTAIN INFORMATION IN THE PROSPECTUS FOR THE VARIABLE ANNUITY YOU OWN AND IS NOT INTENDED TO BE A PROSPECTUS OR OFFER FOR ANY OTHER VARIABLE ANNUITY LISTED HERE THAT YOU DO NOT OWN. IF YOU WOULD LIKE ANOTHER COPY OF THE CURRENT PROSPECTUS, PLEASE CALL US AT 1-888-PRU-2888.

 We are issuing this supplement to reflect changes to the Advanced Series Trust ("AST") that will become effective on or about February 25, 2013, and to describe certain other updates to your prospectus.

                    I. CHANGES TO THE ADVANCED SERIES TRUST

 A. APPROVAL AND EFFECTIVENESS OF A NEW 12B-1 PLAN.
 At a recent special meeting, shareholders of Portfolios of the Advanced Series Trust (the "Trust") approved a Shareholder Services and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan is applicable to all of the Portfolios of the Trust except AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Horizon Moderate Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio.

 Pursuant to the Plan, each Portfolio of the Trust covered by the Plan will compensate Prudential Annuities Distributors ("PAD"), Inc. for shareholder servicing and distribution expenses at the annual rate of 0.10% of the average daily net assets of the shares of each Portfolio. The existing administrative services fee, which was paid by each Portfolio at the same annual rate of 0.10% of the average daily net assets of the shares of each Portfolio, will be discontinued.

 The Trust's investment managers have contractually reduced their management fee rates for all Portfolios covered by the Plan. Additionally, PAD has contractually agreed to reduce its distribution and service fees for certain bond Portfolios so that the effective distribution and service fee rate paid by those Portfolios is reduced based on the average daily net assets of the relevant Portfolio. The Plan, including the reduced management fee rates, is anticipated to become operational on or about February 25, 2013.

 Accordingly, we have restated the "Underlying Mutual Fund Portfolio Annual Expenses" table that appear in the "Summary of Contract Fees and Charges" chapter of your prospectus to reflect the new 12b-1 plan, as follows:

 The following are the total annual expenses for each underlying mutual fund ("Portfolio"). The "Total Annual Portfolio Operating Expenses" reflect the combination of the underlying Portfolio's investment management fee, other expenses, any 12b-1 fees, and certain other expenses. The fees and expenses have been restated to reflect fee and expense changes implemented following shareholder approval of a Rule 12b-1 plan for the Portfolios, as explained in the current prospectus for the Portfolios. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Pruco Life with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888.

--------------------------------------------------------------------------------------------------------------------------------
                                       UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES+

                           (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
       UNDERLYING                             Distribution                                      Total
       PORTFOLIO                                 and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES TRUST
 AST Academic
  Strategies Asset
  Allocation                0.71%     0.03%      0.04%        0.09%       0.01%       0.66%     1.54%       0.00%       1.54%
 AST Advanced
  Strategies                0.81%     0.03%      0.10%        0.00%       0.00%       0.05%     0.99%       0.00%       0.99%
 AST AQR Emerging
  Markets Equity/ 1/        1.09%     0.16%      0.10%        0.00%       0.00%       0.00%     1.35%       0.00%       1.35%
 AST Balanced Asset
  Allocation                0.15%     0.01%      0.00%        0.00%       0.00%       0.85%     1.01%       0.00%       1.01%
 AST BlackRock Global
  Strategies                0.97%     0.03%      0.10%        0.00%       0.00%       0.02%     1.12%       0.00%       1.12%
 AST BlackRock Value        0.82%     0.02%      0.10%        0.00%       0.00%       0.00%     0.94%       0.00%       0.94%
 AST Bond Portfolio
  2015                      0.63%     0.14%      0.10%        0.00%       0.00%       0.00%     0.87%       0.00%       0.87%
 AST Bond Portfolio
  2016                      0.63%     0.18%      0.10%        0.00%       0.00%       0.00%     0.91%       0.00%       0.91%
 AST Bond Portfolio
  2017/ 2/                  0.63%     0.04%      0.10%        0.00%       0.00%       0.00%     0.77%      -0.01%       0.76%
 AST Bond Portfolio
  2018/ 2/                  0.63%     0.03%      0.10%        0.00%       0.00%       0.00%     0.76%      -0.01%       0.75%
 AST Bond Portfolio
  2019                      0.63%     0.19%      0.10%        0.00%       0.00%       0.00%     0.92%       0.00%       0.92%
 AST Bond Portfolio
  2020/ 2, 3/               0.63%     1.01%      0.10%        0.00%       0.00%       0.00%     1.74%      -0.75%       0.99%
 AST Bond Portfolio
  2021/ 2/                  0.63%     0.03%      0.10%        0.00%       0.00%       0.00%     0.76%      -0.01%       0.75%
 AST Bond Portfolio
  2022/ 2/                  0.63%     0.04%      0.10%        0.00%       0.00%       0.00%     0.77%      -0.01%       0.76%
 AST Bond Portfolio
  2023/ 2, 3/               0.63%     1.10%      0.10%        0.00%       0.00%       0.01%     1.84%      -0.84%       1.00%
 AST Bond Portfolio
  2024                      0.63%     0.26%      0.10%        0.00%       0.00%       0.88%     0.99%       0.00%       0.99%
 AST Capital Growth
  Asset Allocation          0.15%     0.01%      0.00%        0.00%       0.00%       0.88%     1.04%       0.00%       1.04%
 AST Clearbridge
  Dividend Growth/ 4/       0.84%     0.05%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST Cohen & Steers
  Realty                    0.98%     0.03%      0.10%        0.00%       0.00%       0.00%     1.11%       0.00%       1.11%
 AST Federated
  Aggressive Growth         0.93%     0.07%      0.10%        0.00%       0.00%       0.00%     1.10%       0.00%       1.10%
 AST FI Pyramis(R) Asset
  Allocation /5/            0.82%     0.11%      0.10%        0.20%       0.07%       0.01%     1.31%       0.00%       1.31%
 AST First Trust
  Balanced Target           0.82%     0.03%      0.10%        0.00%       0.00%       0.00%     0.95%       0.00%       0.95%
 AST First Trust Capital
  Appreciation Target       0.81%     0.03%      0.10%        0.00%       0.00%       0.00%     0.94%       0.00%       0.94%
 AST Franklin
  Templeton Founding
  Funds Allocation /6/      0.91%     0.02%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST Global Real Estate     0.99%     0.07%      0.10%        0.00%       0.00%       0.00%     1.16%       0.00%       1.16%
 AST Goldman Sachs
  Concentrated Growth       0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Goldman Sachs
  Large-Cap Value           0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%

--------------------------------------------------------------------------------------------------------------------------------
                                       UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES+

                           (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
       UNDERLYING                             Distribution                                      Total
       PORTFOLIO                                 and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES TRUST
 CONTINUED
 AST Goldman Sachs
  Mid-Cap Growth            0.99%     0.04%      0.10%        0.00%       0.00%       0.00%     1.13%       0.00%       1.13%
 AST Goldman Sachs
  Small-Cap Value           0.94%     0.04%      0.10%        0.00%       0.00%       0.09%     1.12%       0.00%       1.12%
 AST High Yield             0.72%     0.03%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST Horizon Moderate
  Asset Allocation          0.30%     0.02%      0.00%        0.00%       0.00%       0.71%     1.03%       0.00%       1.03%
 AST International
  Growth                    0.97%     0.05%      0.10%        0.00%       0.00%       0.00%     1.12%       0.00%       1.12%
 AST International Value    0.97%     0.05%      0.10%        0.00%       0.00%       0.00%     1.12%       0.00%       1.12%
 AST Investment Grade
  Bond /2,3/                0.63%     0.02%      0.10%        0.00%       0.00%       0.00%     0.75%      -0.04%       0.71%
 AST Jennison Large-
  Cap Growth                0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST Jennison Large-
  Cap Value                 0.73%     0.02%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST J.P. Morgan Global
  Thematic                  0.92%     0.05%      0.10%        0.00%       0.00%       0.00%     1.07%       0.00%       1.07%
 AST J.P. Morgan
  International Equity      0.87%     0.09%      0.10%        0.00%       0.00%       0.00%     1.06%       0.00%       1.06%
 AST J.P. Morgan
  Strategic
  Opportunities             0.97%     0.05%      0.10%        0.12%       0.01%       0.00%     1.25%       0.00%       1.25%
 AST Large-Cap Value        0.72%     0.03%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST Lord Abbett Core
  Fixed-Income/ 7/          0.77%     0.02%      0.10%        0.00%       0.00%       0.00%     0.89%      -0.13%       0.76%
 AST Marsico Capital
  Growth                    0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST MFS Global Equity      0.99%     0.09%      0.10%        0.00%       0.00%       0.00%     1.18%       0.00%       1.18%
 AST MFS Growth             0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST MFS Large-Cap
  Value                     0.83%     0.06%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST Mid-Cap Value          0.94%     0.04%      0.10%        0.00%       0.00%       0.00%     1.08%       0.00%       1.08%
 AST Moderate Asset
  Allocation/ 8/            0.30%     0.02%      0.00%        0.00%       0.00%       0.71%     1.03%       0.00%       1.03%
 AST Money Market           0.46%     0.02%      0.10%        0.00%       0.00%       0.00%     0.58%       0.00%       0.58%
 AST Neuberger Berman
  Core Bond/ 9/             0.68%     0.03%      0.10%        0.00%       0.00%       0.00%     0.81%      -0.01%       0.80%
 AST Neuberger Berman
  Mid-Cap Growth            0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
  AST Neuberger
  Berman/LSV Mid-
  Cap Value                 0.89%     0.04%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST New Discovery
  Asset Allocation/ 10/     0.84%     0.09%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST Parametric
  Emerging Markets
  Equity                    1.07%     0.24%      0.10%        0.00%       0.00%       0.00%     1.41%       0.00%       1.41%
 AST PIMCO Limited
  Maturity Bond             0.62%     0.03%      0.10%        0.00%       0.00%       0.00%     0.75%       0.00%       0.75%
 AST PIMCO Total
  Return Bond               0.60%     0.03%      0.10%        0.00%       0.00%       0.00%     0.73%       0.00%       0.73%
 AST Preservation Asset
  Allocation                0.15%     0.01%      0.00%        0.00%       0.00%       0.80%     0.96%       0.00%       0.96%

-----------------------------------------------------------------------------------------------------------------------------
                                     UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES+

                          (as a percentage of the average net assets of the underlying Portfolios)
-----------------------------------------------------------------------------------------------------------------------------
     UNDERLYING                            Distribution                                      Total
      PORTFOLIO                               and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                             Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                       Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                          Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
-----------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES TRUST
 CONTINUED
 AST Prudential Core
  Bond/ 9/               0.67%     0.02%      0.10%        0.00%       0.00%       0.00%     0.79%      -0.03%       0.76%
 AST QMA Emerging
  Markets Equity/ 11/    1.09%     0.21%      0.10%        0.00%       0.00%       0.00%     1.40%       0.00%       1.40%
 AST QMA US Equity
  Alpha                  0.99%     0.06%      0.10%        0.29%       0.25%       0.00%     1.69%       0.00%       1.69%
 AST Quantitative
  Modeling               0.25%     0.30%      0.00%        0.00%       0.00%       0.87%     1.42%       0.00%       1.42%
 AST Schroders Global
  Tactical               0.92%     0.04%      0.10%        0.00%       0.00%       0.15%     1.21%       0.00%       1.21%
 AST Schroders Multi-
  Asset World
  Strategies             1.07%     0.05%      0.10%        0.00%       0.00%       0.13%     1.35%       0.00%       1.35%
 AST Small-Cap Growth    0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Small-Cap Value     0.88%     0.04%      0.10%        0.00%       0.00%       0.03%     1.05%       0.00%       1.05%
 AST T. Rowe Price
  Asset Allocation       0.81%     0.02%      0.10%        0.00%       0.00%       0.00%     0.93%       0.00%       0.93%
 AST T. Rowe Price
  Equity Income          0.72%     0.01%      0.10%        0.00%       0.00%       0.00%     0.83%       0.00%       0.83%
 AST T. Rowe Price
  Global Bond            0.79%     0.08%      0.10%        0.00%       0.00%       0.00%     0.97%       0.00%       0.97%
 AST T. Rowe Price
  Large-Cap Growth       0.84%     0.02%      0.10%        0.00%       0.00%       0.00%     0.96%       0.00%       0.96%
 AST T. Rowe Price
  Natural Resources      0.88%     0.04%      0.10%        0.00%       0.00%       0.00%     1.02%       0.00%       1.02%
 AST Wellington
  Management Hedged
  Equity                 0.98%     0.06%      0.10%        0.00%       0.00%       0.03%     1.17%       0.00%       1.17%
 AST Western Asset
  Core Plus Bond         0.67%     0.03%      0.10%        0.00%       0.00%       0.00%     0.80%       0.00%       0.80%
 AST Western Asset
  Emerging Markets
  Debt/ 12/              0.83%     0.11%      0.10%        0.00%       0.00%       0.00%     1.04%       0.05%       0.99%

 + Expense information in the Underlying Mutual Fund Portfolio Annual Expenses Table has been restated to reflect current fees.
 1 The AST AQR Emerging Markets Equity Portfolio will commence operations on February 25, 2013. Estimated "Other Expenses" based in part on assumed average daily net assets of approximately $300 million for the Portfolio for the fiscal period ending December 31, 2013.
 2 The Portfolio's distributor, Prudential Annuities Distributors, Inc. ("PAD"), has contractually agreed to reduce its distribution and service fees so that the effective distribution and service fee rate paid by the Portfolio is reduced based on the average daily net assets of the Portfolio as follows: 0.08% over $300 million in daily net assets up to and including $500 million in average daily net assets; 0.07% over $500 million in daily net assets up to an including $750 million in average daily net assets; and 0.06% over $750 million in daily net assets. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Managers and PAD cannot terminate or otherwise modify the waiver.
 3 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired portfolio fees and expenses and extraordinary expenses) do not exceed 0.99% of the Portfolio's average daily net assets through June 30, 2015. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2015 will be subject to review by the Manager and the Portfolio's Board of Trustees.
 4 The AST Clearbridge Dividend Growth Portfolio will commence operations on February 25, 2013. Estimated "Other Expenses" based in part on assumed average daily net assets of approximately $400 million for the Portfolio for the fiscal period ending December 31, 2013.
 5  Pyramis is a registered service mark of FMR LLC. Used under license.
 6 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, underlying portfolio fees and expenses, and extraordinary expenses) for the Portfolio do not exceed 1.10% of the average daily net assets of the Portfolio through June 30, 2015. This expense limitation may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, terminate or modify this waiver after June 30, 2015 will be subject to review by the Manager and the Board of Trustees of the Trust.

 7 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fee, so that the effective management fee rate paid by the Portfolio is as follows: 0.70% to $500 million of average daily net assets; 0.675% over $500 million in average daily net assets up to and including $1 billion in average daily net assets; and 0.65% over $1 billion in average daily net assets. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2015 will be subject to review by the Investment Managers and the Portfolio's Board of Trustees.
 8 If approved by shareholders, the Portfolio will be restructured on or about April 29, 2013. As restructured, the Portfolio will no longer be a fund-of-funds and will be renamed the AST RCM World Trends Portfolio. Based on assets as of December 31, 2012, as restructured, the Portfolio would have a management fee of 0.92%, other expenses of 0.14%, acquired portfolio fees and expenses of 0.00%, total annual operating expenses before contractual fee waiver of 1.06%, a contractual fee waiver of 0.07% through at least June 30, 2014, and net annual operating expenses after fee waiver of 0.99%.
 9 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees so that the Portfolio's investment management fee would equal 0.70% of the Portfolio's first $500 million of average daily net assets, 0.675% of the Portfolio's average daily net assets between $500 million and $1 billion, and 0.65% of the Portfolio's average daily net assets in excess of $1 billion through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Manager and the Board of Trustees of the Portfolio.
 10 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses, so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, acquired portfolio fees and expenses, and extraordinary expenses) for the Portfolio do not exceed 1.08% of its average daily net assets through June 30, 2015. This expense limitation may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Portfolio's Board of Trustees.
 11 The AST QMA Emerging Markets Equity Portfolio will commence operations on
    February 25, 2013. Estimated "Other Expenses" based in part on assumed average daily net assets of approximately $300 million for the Portfolio for the fiscal period ending December 31, 2013.
 12 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fee so that the Portfolio's investment management fee would equal 0.80% of the Portfolio's average daily net assets through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Manager and the Board of Trustees of the Trust.

 B. OTHER PORTFOLIO CHANGES AND ADDITIONS.
 i. All references in your annuity prospectus to the "JPMorgan International Equity Portfolio" are replaced with "J.P. Morgan International Equity Portfolio;" and all references in your annuity prospectus to "Barclays Capital U.S. Aggregate Bond Index" are replaced with "Barclays U.S. Aggregate Bond Index."

 ii. To the list of available variable investment options that appear on the backside of the first page of your prospectus, we add the following new available investment options:

    AST AQR Emerging Markets Equity Portfolio
    AST Clearbridge Dividend Growth Portfolio
    AST QMA Emerging Markets Equity Portfolio

 iii. In the table of Underlying Mutual Fund Portfolio Annual Expenses found in the section titled, "Summary of Contract Fees and Charges," we add the fees for the AST AQR Emerging Markets Equity Portfolio, the AST Clearbridge Dividend Growth Portfolio, and the AST QMA Emerging Markets Equity Portfolio as appears in the table above.

 iv. In the Investment Objectives/Policies table found in the section titled, "Investment Options," we add summary descriptions for the AST AQR Emerging Markets Equity Portfolio, the AST Clearbridge Dividend Growth Portfolio, and the AST QMA Emerging Markets Equity Portfolio as follows:

       STYLE/          INVESTMENT OBJECTIVES/POLICIES        PORTFOLIO
        TYPE                                                 ADVISOR/
                                                            SUBADVISOR
    -----------------------------------------------------------------------
                                 AST FUNDS
    -----------------------------------------------------------------------
    INTERNATIONAL   AST AQR EMERGING MARKETS EQUITY         AQR Capital
       EQUITY       PORTFOLIO: seeks long-term capital     Management LLC
                    appreciation. The Portfolio seeks to
                    achieve its investment objective by
                    both overweighting and
                    underweighting securities,
                    countries, and currencies relative
                    to the MSCI Emerging Market Index,
                    using proprietary quantitative
                    return forecasting models and
                    systematic risk-control methods
                    developed by the subadvisor. Under
                    normal circumstances, the Portfolio
                    will invest at least 80% of its
                    assets in equity securities of
                    issuers: (i) located in emerging
                    market countries or (ii) included as
                    emerging market issuers in one or
                    more broad-based market indices. The
                    subadvisor intends to make use of
                    certain derivative instruments in
                    order to implement its investment
                    strategy.
    -----------------------------------------------------------------------

      STYLE/          INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
       TYPE                                                  ADVISOR/
                                                            SUBADVISOR
   -------------------------------------------------------------------------
     LARGE CAP     AST CLEARBRIDGE DIVIDEND GROWTH          ClearBridge
                   PORTFOLIO: seeks income, capital       Investments, LLC
                   preservation, and capital
                   appreciation. Under normal
                   circumstances, at least 80% of the
                   Portfolio's assets will be invested
                   in equity or equity-related
                   securities, which the subadvisor
                   believes have the ability to
                   increase dividends over the longer
                   term. The subadvisor will manage the
                   Portfolio to provide exposure to
                   companies that either pay an
                   existing dividend or have the
                   potential to pay and/or
                   significantly grow their dividends.
                   To do so, the subadvisor will
                   conduct fundamental research to
                   screen for companies that have
                   attractive dividend yields, a
                   history and potential for positive
                   dividend growth, strong balance
                   sheets, and reasonable valuations.
   -------------------------------------------------------------------------
   INTERNATIONAL   AST QMA EMERGING MARKETS EQUITY         Quantitative
      EQUITY       PORTFOLIO: seeks long-term capital       Management
                   appreciation. The Portfolio seeks to   Associates, LLC
                   achieve its investment objective
                   through investment in equity and
                   equity-related securities of
                   emerging market companies. Under
                   normal circumstances, the Portfolio
                   will invest at least 80% of its
                   assets in equity and equity-related
                   securities of issuers: (i) located
                   in emerging market countries or (ii)
                   included as emerging market issuers
                   in one or more broad-based market
                   indices. The strategy used by the
                   subadvisor is a quantitatively
                   driven, bottom up investment process
                   which utilizes an adaptive model
                   that evaluates stocks differently
                   based on their growth expectations.
   -------------------------------------------------------------------------

 v. Also in the section titled, "Investment Options," we add the AST Clearbridge Dividend Growth Portfolio to the Group II list of available Investment Options.

                               II. OTHER UPDATES

 THE FOLLOWING DISCLOSURE UPDATE IS APPLICABLE TO ADVISORS CHOICE 2000 ANNUITIES ONLY.

 REVISED DISCLOSURE REGARDING ADVISORY FEES. We do not allow third party investment advisors to liquidate advisory fees from Annuities with certain optional benefits. To clarify this and other aspects of third party investment advisor arrangements, we modify the subsection, "May I Authorize My Third Party Investment Advisor to Manage My Account?" as follows:

 MAY I AUTHORIZE MY THIRD PARTY INVESTMENT ADVISOR TO MANAGE MY ACCOUNT?
 Yes. You may engage your own investment advisor to manage your account. These investment advisors may be firms or persons who also are appointed by us, or whose affiliated broker-dealers are appointed by us, as authorized sellers of the Annuity. EVEN IF THIS IS THE CASE, HOWEVER, PLEASE NOTE THAT THE INVESTMENT ADVISOR YOU ENGAGE TO PROVIDE ADVICE AND/OR MAKE TRANSFERS FOR YOU, IS NOT ACTING ON OUR BEHALF, BUT RATHER IS ACTING ON YOUR BEHALF. To be eligible to take any action with respect to your Annuity, an investment advisor must meet our standards. These standards include, but are not limited to, restricting the amount of the advisor's fee that the advisor can deduct from your account to a specified percentage of your Account Value (this fee cap may change periodically at our discretion). In general, we reserve the right to change these standards at any time. Although we impose these standards, you bear the responsibility for choosing a suitable investment advisor.

 We do not offer advice about how to allocate your Account Value under any circumstance. As such, we are not responsible for any recommendations such investment advisors make, any investment models or asset allocation programs they choose to follow or any specific transfers they make on your behalf. Moreover, if you participate in an optional living benefit that transfers Account Value under a pre-determined mathematical formula, you and your investment advisor should realize that such transfers will occur as dictated solely by the formula, and may not be in accord with the investment program being pursued by your investment advisor. As one possible example, prompted by a decline in the value of your chosen Sub-accounts, the formula might direct a transfer to an AST bond portfolio - even though your advisory's program might call for an increased investment in equity Sub-accounts in that scenario.

 WE ARE NOT A PARTY TO THE AGREEMENT YOU HAVE WITH YOUR INVESTMENT ADVISOR AND DO NOT VERIFY THAT AMOUNTS WITHDRAWN FROM YOUR ANNUITY, INCLUDING AMOUNTS WITHDRAWN TO PAY FOR THE INVESTMENT ADVISOR'S FEE, ARE WITHIN THE TERMS OF YOUR AGREEMENT WITH YOUR INVESTMENT ADVISOR. You will, however, receive confirmations of transactions that affect your Annuity that among other things, reflect advisory fees deducted from your Account Value. It is your responsibility to arrange for the payment of the advisory fee charged by your investment advisor. Similarly, it is your responsibility to understand the advisory services provided by your investment advisor and the advisory fees charged for those services.

 Any fee that is charged by your investment advisor is in addition to the fees and expenses that apply under your Annuity. If you authorize your investment advisor to withdraw amounts from your Annuity to pay for the investment advisor's fee, as with any other withdrawal from your Annuity, you may incur adverse tax consequences, and/or a Market Value Adjustment. Withdrawals to pay your investment advisor (to the extent permitted) generally will also reduce the level of various living and death benefit guarantees provided (e.g. the withdrawals will reduce proportionately the Annuity's guaranteed minimum death benefit.)

 Please note that the investment restrictions for certain optional living and death benefits, and/or the investment in certain asset allocation sub-accounts, may limit or preclude the investment advisory's ability to deduct advisory fees from your Annuity. For example, if you have elected any Highest Daily Lifetime benefit, we will not allow your investment advisor to deduct fees from your Annuity (although you may pay your advisor in some other manner).

 We treat partial withdrawals to pay advisory fees as taxable distributions unless your Annuity is being used in conjunction with a "qualified" retirement plan (plans meeting the requirements of Sections 401, 403 or 408 of the code). However, if your Annuity has an optional benefit that is ineligible for advisory fee deduction, and if you take partial withdrawals from such Annuity to pay advisory fees, such partial withdrawals will be considered taxable distributions for all contracts, including the "qualified" retirement plans enumerated above.

 We or an affiliate of ours may provide administrative support to licensed, registered Financial Professionals or investment advisors who you authorize to make financial transactions on your behalf. We may require Financial Professionals or investment advisors, who are authorized by multiple contract owners to make financial transactions, to enter into an administrative agreement with Prudential Annuities as a condition of our accepting transactions on your behalf. The administrative agreement may impose limitations on the Financial Professional's or investment advisor's ability to request financial transactions on your behalf. These limitations are intended to minimize the detrimental impact of a Financial Professional who is in a position to transfer large amounts of money for multiple clients in a particular Portfolio or type of portfolio or to comply with specific restrictions or limitations imposed by a Portfolio(s) on Prudential Annuities.

 PLEASE NOTE: Annuities where your Financial Professional or investment advisor has the authority to forward instruction on financial transactions are also subject to the restrictions on transfers between investment options that are discussed in the section entitled "ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?." Since transfer activity directed by a Financial Professional or third party investment adviser may result in unfavorable consequences to all contract owners invested in the affected options, we reserve the right to limit the investment options available to a particular Owner where such authority as described above has been given to a Financial Professional or investment advisor or impose other transfer restrictions we deem necessary. The administrative agreement may limit the available investment options, require advance notice of large transactions, or impose other trading limitations on your Financial Professional. Your Financial Professional will be informed of all such restrictions on an ongoing basis. We may also require that your Financial Professional transmit all financial transactions using the electronic trading functionality available through our Internet website (www.prudentialannuities.com).

 Limitations that we may impose on your Financial Professional or investment advisor under the terms of the administrative agreement do not apply to financial transactions requested by an owner on their own behalf, except as otherwise described in this prospectus.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                                  OPTIMUM/SM/
                               OPTIMUM FOUR/SM/
                               OPTIMUM PLUS/SM/
                               OPTIMUM XTRA/SM/

                      Supplement, dated February 14, 2013,
                       to Prospectuses dated May 1, 2012

 This Supplement should be read and retained with the Prospectus for your Annuity. This supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please call us at 1-888-PRU-2888.

 We are issuing this supplement to reflect changes to the Advanced Series Trust ("AST") that will become effective on or about February 25, 2013.

 A. Approval and Effectiveness of a New 12b-1 Plan.
 At a recent special meeting, shareholders of Portfolios of the Advanced Series Trust (the "Trust") approved a Shareholder Services and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan is applicable to all of the Portfolios of the Trust except AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Horizon Moderate Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio.

 Pursuant to the Plan, each Portfolio of the Trust covered by the Plan will compensate Prudential Annuities Distributors ("PAD"), Inc. for shareholder servicing and distribution expenses at the annual rate of 0.10% of the average daily net assets of the shares of each Portfolio. The existing administrative services fee, which was paid by each Portfolio at the same annual rate of 0.10% of the average daily net assets of the shares of each Portfolio, will be discontinued.

 The Trust's investment managers have contractually reduced their management fee rates for all Portfolios covered by the Plan. Additionally, PAD has contractually agreed to reduce its distribution and service fees for certain bond Portfolios so that the effective distribution and service fee rate paid by those Portfolios is reduced based on the average daily net assets of the relevant Portfolio. The Plan, including the reduced management fee rates, is anticipated to become operational on or about February 25, 2013.

 Accordingly, we have restated the "Underlying Mutual Fund Portfolio Annual Expenses" table that appear in the "Summary of Contract Fees and Charges" chapter of your prospectus to reflect the new 12b-1 plan, as follows:

 The following are the total annual expenses for each underlying mutual fund ("Portfolio"). The "Total Annual Portfolio Operating Expenses" reflect the combination of the underlying Portfolio's investment management fee, other expenses, any 12b-1 fees, and certain other expenses. The fees and expenses have been restated to reflect fee and expense changes implemented following shareholder approval of a Rule 12b-1 plan for the Portfolios, as explained in the current prospectus for the Portfolios. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Pruco Life with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888.

---------------------------------------------------------------------------------------------------------------------------

                                     UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES+

                         (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------
    UNDERLYING                           Distribution                                      Total
     PORTFOLIO                              and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                           Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                     Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                        Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------------
Advanced Series
 Trust
 AST Academic
  Strategies Asset
  Allocation           0.71%     0.03%      0.04%        0.09%       0.01%       0.66%     1.54%       0.00%       1.54%
 AST Balanced Asset
  Allocation           0.15%     0.01%      0.00%        0.00%       0.00%       0.85%     1.01%       0.00%       1.01%
 AST BlackRock Value   0.82%     0.02%      0.10%        0.00%       0.00%       0.00%     0.94%       0.00%       0.94%
 AST Bond Portfolio
  2015                 0.63%     0.14%      0.10%        0.00%       0.00%       0.00%     0.87%       0.00%       0.87%
 AST Bond Portfolio
  2016                 0.63%     0.18%      0.10%        0.00%       0.00%       0.00%     0.91%       0.00%       0.91%
 AST Bond Portfolio
  2017/ 1/             0.63%     0.04%      0.10%        0.00%       0.00%       0.00%     0.77%      -0.01%       0.76%
 AST Bond Portfolio
  2018/ 1/             0.63%     0.03%      0.10%        0.00%       0.00%       0.00%     0.76%      -0.01%       0.75%
 AST Bond Portfolio
  2019                 0.63%     0.19%      0.10%        0.00%       0.00%       0.00%     0.92%       0.00%       0.92%
 AST Bond Portfolio
  2020/ 1, 2/          0.63%     1.01%      0.10%        0.00%       0.00%       0.00%     1.74%      -0.75%       0.99%
 AST Bond Portfolio
  2021/ 1/             0.63%     0.03%      0.10%        0.00%       0.00%       0.00%     0.76%      -0.01%       0.75%
 AST Bond Portfolio
  2022/ 1/             0.63%     0.04%      0.10%        0.00%       0.00%       0.00%     0.77%      -0.01%       0.76%
 AST Bond Portfolio
  2023/ 1, 2/          0.63%     1.10%      0.10%        0.00%       0.00%       0.01%     1.84%      -0.84%       1.00%
 AST Bond Portfolio
  2024                 0.63%     0.26%      0.10%        0.00%       0.00%       0.88%     0.99%       0.00%       0.99%
 AST Capital Growth
  Asset Allocation     0.15%     0.01%      0.00%        0.00%       0.00%       0.88%     1.04%       0.00%       1.04%
 AST Cohen & Steers
  Realty               0.98%     0.03%      0.10%        0.00%       0.00%       0.00%     1.11%       0.00%       1.11%
 AST Federated
  Aggressive Growth    0.93%     0.07%      0.10%        0.00%       0.00%       0.00%     1.10%       0.00%       1.10%
 AST Goldman Sachs
  Large- Cap Value     0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST Goldman Sachs
  Mid-Cap Growth       0.99%     0.04%      0.10%        0.00%       0.00%       0.00%     1.13%       0.00%       1.13%
 AST Goldman Sachs
  Small- Cap Value     0.94%     0.04%      0.10%        0.00%       0.00%       0.09%     1.12%       0.00%       1.12%
 AST International
  Growth               0.97%     0.05%      0.10%        0.00%       0.00%       0.00%     1.12%       0.00%       1.12%
 AST International
  Value                0.97%     0.05%      0.10%        0.00%       0.00%       0.00%     1.12%       0.00%       1.12%
 AST Investment
  Grade Bond /1, 2/    0.63%     0.02%      0.10%        0.00%       0.00%       0.00%     0.75%      -0.04%       0.71%
 AST J.P. Morgan
  International
  Equity               0.87%     0.09%      0.10%        0.00%       0.00%       0.00%     1.06%       0.00%       1.06%
 AST Large-Cap Value   0.72%     0.03%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST Lord Abbett
  Core Fixed-
  Income/ 3/           0.77%     0.02%      0.10%        0.00%       0.00%       0.00%     0.89%      -0.13%       0.76%
 AST Marsico
  Capital Growth       0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST MFS Growth        0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST Mid-Cap Value     0.94%     0.04%      0.10%        0.00%       0.00%       0.00%     1.08%       0.00%       1.08%
 AST Money Market      0.46%     0.02%      0.10%        0.00%       0.00%       0.00%     0.58%       0.00%       0.58%
 AST Neuberger
  Berman Mid- Cap
  Growth               0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Neuberger
  Berman/LSV
  Mid-Cap Value        0.89%     0.04%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST New Discovery
  Asset Allocation/
  4/                   0.84%     0.09%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST PIMCO Limited
  Maturity Bond        0.62%     0.03%      0.10%        0.00%       0.00%       0.00%     0.75%       0.00%       0.75%
 AST PIMCO Total
  Return Bond          0.60%     0.03%      0.10%        0.00%       0.00%       0.00%     0.73%       0.00%       0.73%
 AST Preservation
  Asset Allocation     0.15%     0.01%      0.00%        0.00%       0.00%       0.80%     0.96%       0.00%       0.96%
 AST Small-Cap
  Growth               0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Small-Cap Value   0.88%     0.04%      0.10%        0.00%       0.00%       0.03%     1.05%       0.00%       1.05%

---------------------------------------------------------------------------------------------------------------------------

                                     UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES+

                         (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------
    UNDERLYING                           Distribution                                      Total
     PORTFOLIO                              and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                           Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                     Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                        Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------------
Advanced Series Trust (continued)
 AST T. Rowe Price
  Equity Income        0.72%     0.01%      0.10%        0.00%       0.00%       0.00%     0.83%       0.00%       0.83%
 AST T. Rowe Price
  Global Bond          0.79%     0.08%      0.10%        0.00%       0.00%       0.00%     0.97%       0.00%       0.97%
 AST T. Rowe Price
  Large-Cap Growth     0.84%     0.02%      0.10%        0.00%       0.00%       0.00%     0.96%       0.00%       0.96%
 AST Western Asset
  Core Plus Bond       0.67%     0.03%      0.10%        0.00%       0.00%       0.00%     0.80%       0.00%       0.80%

 + Expense information in the Underlying Mutual Fund Portfolio Annual Expenses Table has been restated to reflect current fees.
 1 The Portfolio's distributor, Prudential Annuities Distributors, Inc. ("PAD"), has contractually agreed to reduce its distribution and service fees so that the effective distribution and service fee rate paid by the Portfolio is reduced based on the average daily net assets of the Portfolio as follows: 0.08% over $300 million in daily net assets up to and including $500 million in average daily net assets; 0.07% over $500 million in daily net assets up to an including $750 million in average daily net assets; and 0.06% over $750 million in daily net assets. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Managers and PAD cannot terminate or otherwise modify the waiver.
 2 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired portfolio fees and expenses and extraordinary expenses) do not exceed 0.99% of the Portfolio's average daily net assets through June 30, 2015. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2015 will be subject to review by the Manager and the Portfolio's Board of Trustees.
 3 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fee, so that the effective management fee rate paid by the Portfolio is as follows: 0.70% to $500 million of average daily net assets; 0.675% over $500 million in average daily net assets up to and including $1 billion in average daily net assets; and 0.65% over $1 billion in average daily net assets. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2015 will be subject to review by the Investment Managers and the Portfolio's Board of Trustees.
 4 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses, so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, acquired portfolio fees and expenses, and extraordinary expenses) for the Portfolio do not exceed 1.08% of its average daily net assets through June 30, 2015. This expense limitation may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Portfolio's Board of Trustees.

 B. Other Portfolio Changes.
 All references in your annuity prospectus to the "JPMorgan International Equity Portfolio" are replaced with "J.P. Morgan International Equity Portfolio;" and all references in your annuity prospectus to "Barclays Capital U.S. Aggregate Bond Index" are replaced with "Barclays U.S. Aggregate Bond Index."

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION, a Prudential Financial Company, and PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (also known as "Separate Account B"). The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options ("Fixed Allocations") under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION. The assets supporting the Fixed Allocations are maintained in the PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

                               TABLE OF CONTENTS

GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES........................  2
   PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION....................  2
   PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B. 2 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D. 2
PRINCIPAL UNDERWRITER/DISTRIBUTOR - Prudential Annuities..............
   Distributors, Inc..................................................  3
HOW THE UNIT PRICE IS DETERMINED......................................  5
ADDITIONAL INFORMATION ON FIXED ALLOCATIONS...........................  5
   How We Calculate the Market Value Adjustment.......................  6
GENERAL INFORMATION...................................................  7
   Voting Rights......................................................  7
   Modification.......................................................  8
   Deferral of Transactions...........................................  8
   Misstatement of Age or Sex.........................................  8
ANNUITIZATION.........................................................  9
EXPERTS............................................................... 10
LEGAL EXPERTS......................................................... 10
FINANCIAL STATEMENTS.................................................. 10
APPENDIX A - DETERMINATION OF ACCUMULATION UNIT VALUES
AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES.....
   LIFE ASSURANCE CORPORATION.........................................


PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITY FOR WHICH IT RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO PRUDENTIAL ANNUITIES - VARIABLE ANNUITIES, P.O. BOX 7960, PHILADELPHIA, PA OR TELEPHONE 1-800-752-6342. OUR WEBSITE ADDRESS IS WWW.PRUDENTIALANNUITIES.COM.


Date of Statement of Additional Information: May 1, 2012 as supplemented December 7, 2012 and February 14, 2013


Date of Prospectus: May 1, 2012


ASAP III - SAI (05/2012, as supplemented 12/2012 and 02/2013)

GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

Prudential Annuities Life Assurance Corporation ("Prudential Annuities", "we", "our" or "us") is a stock life insurance company domiciled in Connecticut with licenses in all 50 states, the District of Columbia and Puerto Rico. Prudential Annuities is a wholly-owned subsidiary of Prudential Annuities, Inc.. Prudential Annuities' principal business address is One Corporate Drive, Shelton, Connecticut 06484.

No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. However, Prudential Financial exercises significant influence over the operations and capital structure of Prudential Annuities.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of the underlying mutual funds or portfolios of underlying mutual funds offered as Sub-accounts of Separate Account B. The underlying mutual funds or portfolios of underlying mutual funds are referred to as the Portfolios. Each Sub-account invests exclusively in a Portfolio. You will find additional information about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the Portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Prior to November 18, 2002, Separate Account B was organized as a single separate account with six different Sub-account classes, each of which was registered as a distinct unit investment trust under the Investment Company Act. Effective November 18, 2002, each Sub-account class of Separate Account B was consolidated into American Skandia Life Assurance Corporation Variable Account B Class 1 Sub-accounts, which was subsequently renamed Prudential Annuities Life Assurance Corporation Variable Account B. Each Sub-account of Separate Account B has multiple Unit Prices to reflect the daily charge deducted for each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charge for each optional benefit offered under Annuity contracts funded through Separate Account B. The consolidation of Separate Account B had no impact on Annuity Owners.

During the accumulation phase, we offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Portfolios.

There can be no guarantee that any Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other portfolios available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio may be disclosed in its prospectus. We may take other actions in relation to the Sub-accounts and/or Separate Account B.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as "Separate Account D", was established by us pursuant to Connecticut law. During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.

We currently employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:

1. The State of New York, which is one of the jurisdictions in which we are licensed to do business, requires that we meet certain "matching" requirements. These requirements address the matching of the durations of the assets owned by the insurance company with the durations of obligations supported by such assets.

2. We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:

    a. Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.

    b. At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.

We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Connecticut and other state insurance laws.

3. The assets in Separate Account D are accounted for at their market value, rather than at book value.

4. We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - Prudential Annuities Distributors, Inc.

Prudential Annuities Distributors, Inc. ("PAD"), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuity described in the Prospectus and this Statement of Additional Information. Prudential Annuities Life Assurance Corporation and AST Investment Services, Inc. ("ASISI"), a co-investment manager of Advanced Series Trust are also wholly-owned subsidiaries of Prudential Annuities, Inc. Prudential Annuities Information Services and Technology Corporation, also a wholly-owned subsidiary of Prudential Annuities, Inc., is a service company that provides systems and information services to Prudential Annuities Life Assurance Corporation and its affiliated companies.

PAD acts as the distributor of a number of annuity and life insurance products we offer.

PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the Financial Industry Regulatory Authority ("FINRA"). The offering of the annuity contracts through PAD is continuous. Please see the prospectus for a discussion of how the sales load on the annuity contracts is determined.

The Annuity is offered on a continuous basis. PAD enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration ("firms"). Applications for the Annuity are solicited by registered representatives of those firms.

Commissions are paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.


In addition, in an effort to promote the sale of our products (which may include the placement of Prudential Annuities and/or the Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PAD may enter into compensation arrangements with certain broker-dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. These services may include, but are not limited to: educating customers of the firm on the Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate firm's registered representatives and make them more knowledgeable about the Annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.


The list below identifies three general types of payments that Prudential Annuities pays which are broadly defined as follows:


   . Percentage Payments based upon "Asset under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Prudential Annuities annuity products that were sold through the firm.

   . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Prudential Annuities annuity products sold through the firm.


   . Fixed payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker/dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.


The list in the prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2012) received payment with respect to annuity business during 2012 (or as to which a payment amount was accrued during 2012). Your registered representative can provide you with more information about the compensation arrangements that apply upon request. During 2012, the least amount paid, and greatest amount paid, were $36.14 and $7,429,224.50, respectively.

You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuity than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.


With respect to all individual annuities issued by Prudential Annuities, PAD received commissions as follows: 2012: $186,633,222, 2011: $187,993,652, and
2010: $432,929,019. PAD retained none of those commissions.


HOW THE UNIT PRICE IS DETERMINED

For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:

a. is the net result of:

1. the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared by the Portfolio at the end of the current Valuation Period and paid (in the case of a Portfolio that declares dividends on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2. any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

b. is the net result of:

    1. the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus

    2. any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

c. is the Insurance Charge and the Distribution Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the SEC and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and a half percent of interest (2.50%).

Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA.

We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment

An MVA is used to determine the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined.

For purposes of this provision:

   . "Strips" are a form of security where ownership of the interest portion of United States Treasury securities are separated from ownership of the underlying principal amount or corpus.

   . "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.

   . "Option-adjusted Spread" is the difference between the yields on corporate debt securities (adjusted to disregard options on such securities) and government debt securities of comparable duration. We currently use the Merrill Lynch 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:

[(1+I) / (1+J+0.0010)]^(N/365)

where:

I is the Strip Yield as of the start date of the Guarantee Period for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.

J is the Strip Yield as of the date the MVA formula is being applied for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.

N is the number of days remaining in the original Guarantee Period.

The denominator of the MVA formula includes a factor, currently equal to 0.0010 or 10 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]^(N/365).

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date and the 30 days prior to the Maturity Date. The formula may be changed for certain Special Purpose Fixed Allocations, as described in the Prospectus.

Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:

1. If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities.

2. If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights

You have voting rights in relation to Account Value maintained in the Sub-accounts. You do not have voting rights in relation to Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts invest in the manner directed by Owners. Owners give instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares attributable to assets held in the Sub-accounts solely for us rather than on behalf of Owners, or any share as to which we have not received instructions, in the same manner and proportion as the shares for which we have received instructions. We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio will be determined as of the record date for such underlying mutual fund or portfolio as chosen by its board of trustees or board of directors, as applicable. We will furnish Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following matters: (a) changes to the board of trustees or board of directors, as applicable; (b) changing the independent accountant; (c) any change in the fundamental investment policy;

(d) any other matter requiring a vote of the shareholders; and (e) approval of changes to the investment advisory agreement or adoption of a new investment advisory agreement. Advanced Series Trust (the "Trust") has obtained an exemption from the Securities and Exchange Commission that permits its investment adviser, AST Investment Services, Inc. ("ASISI"), subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by ASISI and the Trustees. The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes.

With respect to approval of changes to the investment advisory agreement, approval of a new investment advisory agreement or any change in fundamental investment policy, only Owners maintaining Account Value as of the record date in a Sub-account investing in the applicable underlying mutual fund portfolio will instruct us how to vote on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act.

Modification

We reserve the right to do any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion of it with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act, the Exchange Act or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any Sub-account at any time.

Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.

We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.

We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We will notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.

Deferral of Transactions

We may defer any distribution or transfer from a Fixed Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payment for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.

Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

   .   trading on the NYSE is restricted;

   . an emergency exists making redemption or valuation of securities held in the separate account impractical; or

   . the SEC, by order, permits the suspension or postponement for the protection of security holders.

Misstatement of Age or Sex

If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit are based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.

ANNUITIZATION

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments, or adjustable payments. Fixed options provide the same amount with each payment. Adjustable options provide a fixed payment that is periodically adjusted based on current interest rates. We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity, or at a later date, you may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. A maximum Annuity Date may be required by law. The Annuity Date may depend on the annuity option you choose. Certain annuity options may not be available depending on the age of the Annuitant.

Certain of these annuity options may also be available to Beneficiaries who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1

Payments for Life: Under this option, income is payable periodically until the death of the "key life". The "key life" (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.

Option 2

Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.

Option 3

Payments for Life with a Certain Period: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. This option is currently available on a fixed basis.

Option 4

Fixed Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity Payment is payable monthly on the Annuity Payment Date. The initial annuity payment will be on a date of your choice. The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments

If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value upon the Annuity Date, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life. Otherwise, the rates will differ according to the gender of the key life.

Adjustable Annuity Payments

We may make an adjustable annuity payment option available. Adjustable annuity payments are calculated similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving annuity payments, the annuity payment amount is adjusted upward or downward depending on the rate we are currently crediting to annuity payments. The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

KEY TERMS

Account Value: The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. The Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.

Annuity Date: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner's or Annuitant's 95/th/ birthday, whichever occurs first, and (b) the fifth anniversary of the Issue Date.

EXPERTS

The financial statements of Prudential Annuities Life Assurance Corporation as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 and the financial statements of Prudential Annuities Life Assurance Corporation Variable Account B as of December 31, 2011 and for each of the two years in the period ended December 31, 2011, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

LEGAL EXPERTS

In connection with the preparation of the post-effective amendment to this registration statement, counsel for Prudential Annuities has provided certain advice with respect to the federal securities laws.

FINANCIAL STATEMENTS


The financial statements which follow are those of Prudential Annuities Life Assurance Corporation and Prudential Annuities Life Assurance Corporation Variable Account B Sub-accounts as of December 31, 2011 and for the years ended December 31, 2011 and 2010. There may be other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.


INCORPORATION BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to Prudential Annuities--Variable Annuities, P.O. Box 7960, Philadelphia, PA 19176. Our phone number is 1-800-752-6342. You may also forward such a request electronically to our Customer Service Department at www.Prudentialannuities.com.

Appendix A - DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of a fund by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.

As we have indicated in the prospectuses, Advanced Series Advisor Plan III and Optimum Annuity are contracts that allow you to select or decline any of several benefit options that carry with it a specific asset based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2011. Here, we set out unit values corresponding to the remaining unit values.

The portfolio names shown for the corresponding unit values are as of the period indicated above. For a complete list of the current portfolio names, see "What Are the Investment Objectives and Policies of the Portfolio?" in the prospectus.

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH ANY ONE OF GRO PLUS, EBP OR HAV (1.50%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.57               0
   01/01/2006 to 12/31/2006...........    $10.57       $11.41               0
   01/01/2007 to 12/31/2007...........    $11.41       $11.82               0
   01/01/2008 to 12/31/2008...........    $11.82       $11.11               0
   01/01/2009 to 12/31/2009...........    $11.11       $12.79               0
   01/01/2010 to 12/31/2010...........    $12.79       $14.66               0
   01/01/2011 to 12/31/2011...........    $14.66       $14.84               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02         736,943
   01/01/2006 to 12/31/2006...........    $10.02       $11.03       7,117,028
   01/01/2007 to 12/31/2007...........    $11.03       $11.86      10,504,772
   01/01/2008 to 12/31/2008...........    $11.86       $ 7.97       1,262,259
   01/01/2009 to 12/31/2009...........    $ 7.97       $ 9.76       3,603,747
   01/01/2010 to 12/31/2010...........    $ 9.76       $10.76       2,807,816
   01/01/2011 to 12/31/2011...........    $10.76       $10.32       1,829,484
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.67         716,554
   01/01/2007 to 12/31/2007...........    $10.67       $11.51       1,523,109
   01/01/2008 to 12/31/2008...........    $11.51       $ 7.96         614,684
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 9.89       1,457,752
   01/01/2010 to 12/31/2010...........    $ 9.89       $11.08       1,260,896
   01/01/2011 to 12/31/2011...........    $11.08       $10.93         979,057
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.37           1,959
   01/01/2003 to 12/31/2003...........    $ 9.37       $12.50          34,250
   01/01/2004 to 12/31/2004...........    $12.50       $13.36         123,773
   01/01/2005 to 12/02/2005...........    $13.36       $15.35               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.79          2,021
   01/01/2003 to 12/31/2003...........    $ 9.79       $12.16         29,927
   01/01/2004 to 12/31/2004...........    $12.16       $13.19         71,486
   01/01/2005 to 12/02/2005...........    $13.19       $14.61              0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.90            813
   01/01/2003 to 12/31/2003...........    $ 9.90       $12.56         63,878
   01/01/2004 to 12/31/2004...........    $12.56       $13.92        233,605
   01/01/2005 to 12/31/2005...........    $13.92       $14.35        272,502
   01/01/2006 to 12/31/2006...........    $14.35       $16.52        261,969
   01/01/2007 to 12/31/2007...........    $16.52       $16.25        270,936
   01/01/2008 to 12/31/2008...........    $16.25       $10.45         30,296
   01/01/2009 to 12/31/2009...........    $10.45       $12.12        112,094
   01/01/2010 to 12/31/2010...........    $12.12       $13.59        108,922
   01/01/2011 to 12/31/2011...........    $13.59       $13.86         59,270
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03         50,716
   01/01/2006 to 12/31/2006...........    $10.03       $10.92        832,155
   01/01/2007 to 12/31/2007...........    $10.92       $11.73      1,645,122
   01/01/2008 to 12/31/2008...........    $11.73       $ 8.24        347,116
   01/01/2009 to 12/31/2009...........    $ 8.24       $10.01      2,332,501
   01/01/2010 to 12/31/2010...........    $10.01       $11.07      1,919,500
   01/01/2011 to 12/31/2011...........    $11.07       $10.77      1,156,073
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.18         14,448
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.98          4,779
   01/01/2003 to 12/31/2003...........    $ 9.98       $12.45         40,259
   01/01/2004 to 12/31/2004...........    $12.45       $14.49        114,540
   01/01/2005 to 12/31/2005...........    $14.49       $15.60        172,943
   01/01/2006 to 12/31/2006...........    $15.60       $18.71        335,345
   01/01/2007 to 12/31/2007...........    $18.71       $18.64        444,416
   01/01/2008 to 12/31/2008...........    $18.64       $11.51         56,513
   01/01/2009 to 12/31/2009...........    $11.51       $13.41        135,555
   01/01/2010 to 12/31/2010...........    $13.41       $14.85        144,676
   01/01/2011 to 12/31/2011...........    $14.85       $14.56         97,717
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.33              0
   01/01/2009 to 12/31/2009...........    $11.33       $11.12              0
   01/01/2010 to 12/31/2010...........    $11.12       $11.98              0
   01/01/2011 to 12/31/2011...........    $11.98       $12.55              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.41               0
   01/01/2010 to 12/31/2010...........    $ 9.41       $10.25               0
   01/01/2011 to 12/31/2011...........    $10.25       $11.06               0
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.80          12,675
   01/01/2011 to 12/31/2011...........    $10.80       $11.85           6,115
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $12.07               0
   01/01/2009 to 12/31/2009...........    $12.07       $11.17               0
   01/01/2010 to 12/31/2010...........    $11.17       $12.23               0
   01/01/2011 to 12/31/2011...........    $12.23       $13.68          59,843
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.14           4,254
   01/01/2009 to 12/31/2009...........    $12.14       $11.04           4,254
   01/01/2010 to 12/31/2010...........    $11.04       $12.10               0
   01/01/2011 to 12/31/2011...........    $12.10       $13.83               0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.82               0
   01/01/2010 to 12/31/2010...........    $ 8.82       $ 9.71           6,670
   01/01/2011 to 12/31/2011...........    $ 9.71       $11.35               0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $11.04           5,927
   01/01/2011 to 12/31/2011...........    $11.04       $13.08          13,290
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.06          10,896
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         568,555
   01/01/2006 to 12/31/2006...........    $10.01       $11.21      11,195,570
   01/01/2007 to 12/31/2007...........    $11.21       $12.11      15,421,278
   01/01/2008 to 12/31/2008...........    $12.11       $ 7.76         887,769
   01/01/2009 to 12/31/2009...........    $ 7.76       $ 9.58       4,580,938
   01/01/2010 to 12/31/2010...........    $ 9.58       $10.70       3,449,942
   01/01/2011 to 12/31/2011...........    $10.70       $10.28       1,970,751
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.51           1,703
   01/01/2008 to 12/31/2008...........    $11.51       $ 7.34          54,042
   01/01/2009 to 12/31/2009...........    $ 7.34       $ 9.18         350,540
   01/01/2010 to 12/31/2010...........    $ 9.18       $10.34         353,593
   01/01/2011 to 12/31/2011...........    $10.34       $ 9.94         222,286

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.04        19,781
   01/01/2008 to 12/31/2008...........    $10.04       $ 7.17       187,773
   01/01/2009 to 12/31/2009...........    $ 7.17       $ 8.71       562,379
   01/01/2010 to 12/31/2010...........    $ 8.71       $ 9.60       625,456
   01/01/2011 to 12/31/2011...........    $ 9.60       $ 9.28       487,867
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $10.33         1,341
   01/01/2003 to 12/31/2003...........    $10.33       $13.99        61,714
   01/01/2004 to 12/31/2004...........    $13.99       $19.00       304,865
   01/01/2005 to 12/31/2005...........    $19.00       $21.49       302,348
   01/01/2006 to 12/31/2006...........    $21.49       $28.95       298,492
   01/01/2007 to 12/31/2007...........    $28.95       $22.83       280,863
   01/01/2008 to 12/31/2008...........    $22.83       $14.60        27,985
   01/01/2009 to 12/31/2009...........    $14.60       $18.98        91,102
   01/01/2010 to 12/31/2010...........    $18.98       $24.06        94,164
   01/01/2011 to 12/31/2011...........    $24.06       $25.26        46,252
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $10.09         1,519
   01/01/2003 to 12/31/2003...........    $10.09       $14.25        30,696
   01/01/2004 to 12/31/2004...........    $14.25       $17.14        91,275
   01/01/2005 to 12/31/2005...........    $17.14       $17.09       188,552
   01/01/2006 to 12/31/2006...........    $17.09       $20.19       177,609
   01/01/2007 to 12/31/2007...........    $20.19       $16.35       146,459
   01/01/2008 to 07/18/2008...........    $16.35       $14.99             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.87        14,007
   01/01/2003 to 12/31/2003...........    $ 9.87       $16.47       164,946
   01/01/2004 to 12/31/2004...........    $16.47       $19.97       633,435
   01/01/2005 to 12/31/2005...........    $19.97       $21.52       921,228
   01/01/2006 to 12/31/2006...........    $21.52       $23.94       735,301
   01/01/2007 to 12/31/2007...........    $23.94       $26.22       690,521
   01/01/2008 to 12/31/2008...........    $26.22       $14.44        77,724
   01/01/2009 to 12/31/2009...........    $14.44       $18.87       263,368
   01/01/2010 to 12/31/2010...........    $18.87       $24.63       208,277
   01/01/2011 to 12/31/2011...........    $24.63       $21.08        88,588
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.00             0
   01/01/2008 to 12/31/2008...........    $10.00       $ 7.17        58,918
   01/01/2009 to 12/31/2009...........    $ 7.17       $ 8.56       254,505
   01/01/2010 to 12/31/2010...........    $ 8.56       $ 9.56       263,943
   01/01/2011 to 12/31/2011...........    $ 9.56       $ 9.18       184,771

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.59        920,633
   01/01/2007 to 12/31/2007...........    $10.59       $11.33      2,592,217
   01/01/2008 to 12/31/2008...........    $11.33       $ 7.31        251,593
   01/01/2009 to 12/31/2009...........    $ 7.31       $ 8.92      1,229,017
   01/01/2010 to 12/31/2010...........    $ 8.92       $10.04        911,050
   01/01/2011 to 12/31/2011...........    $10.04       $ 9.74        620,879
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.49        700,824
   01/01/2007 to 12/31/2007...........    $10.49       $11.52      1,835,262
   01/01/2008 to 12/31/2008...........    $11.52       $ 6.73        316,746
   01/01/2009 to 12/31/2009...........    $ 6.73       $ 8.35      2,024,279
   01/01/2010 to 12/31/2010...........    $ 8.35       $ 9.78      1,754,551
   01/01/2011 to 12/31/2011...........    $ 9.78       $ 9.04        998,335
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.48         26,086
   01/01/2009 to 11/13/2009...........    $ 7.48       $ 8.38              0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.12            727
   01/01/2009 to 12/31/2009...........    $ 6.12       $ 8.14          5,264
   01/01/2010 to 12/31/2010...........    $ 8.14       $ 9.64         20,842
   01/01/2011 to 12/31/2011...........    $ 9.64       $ 9.02         10,080
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.47          1,309
   01/01/2003 to 12/31/2003...........    $ 9.47       $11.68         30,932
   01/01/2004 to 12/31/2004...........    $11.68       $11.93        162,830
   01/01/2005 to 12/31/2005...........    $11.93       $12.14        176,150
   01/01/2006 to 12/31/2006...........    $12.14       $13.15        211,942
   01/01/2007 to 12/31/2007...........    $13.15       $14.77        279,256
   01/01/2008 to 12/31/2008...........    $14.77       $ 8.69         26,348
   01/01/2009 to 12/31/2009...........    $ 8.69       $12.79        141,442
   01/01/2010 to 12/31/2010...........    $12.79       $13.89         76,866
   01/01/2011 to 12/31/2011...........    $13.89       $13.14         40,998
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.84         18,189
   01/01/2003 to 12/31/2003...........    $ 9.84       $12.83        932,323
   01/01/2004 to 12/31/2004...........    $12.83       $14.03      3,211,199
   01/01/2005 to 12/31/2005...........    $14.03       $14.48      5,238,061
   01/01/2006 to 12/31/2006...........    $14.48       $16.73      3,666,490
   01/01/2007 to 12/31/2007...........    $16.73       $17.32      3,473,856
   01/01/2008 to 12/31/2008...........    $17.32       $10.12        443,322
   01/01/2009 to 12/31/2009...........    $10.12       $11.88      1,542,710
   01/01/2010 to 12/31/2010...........    $11.88       $13.21      1,315,243
   01/01/2011 to 12/31/2011...........    $13.21       $12.29        466,396

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.88        11,936
   01/01/2003 to 12/31/2003...........    $ 9.88       $12.81       170,457
   01/01/2004 to 12/31/2004...........    $12.81       $14.68       633,571
   01/01/2005 to 12/31/2005...........    $14.68       $15.15       974,840
   01/01/2006 to 12/31/2006...........    $15.15       $15.86       775,703
   01/01/2007 to 12/31/2007...........    $15.86       $18.64       724,250
   01/01/2008 to 12/31/2008...........    $18.64       $10.87        59,432
   01/01/2009 to 12/31/2009...........    $10.87       $16.82       289,943
   01/01/2010 to 12/31/2010...........    $16.82       $19.85       203,194
   01/01/2011 to 12/31/2011...........    $19.85       $18.97        67,574
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009* to 12/31/2009..........    $13.01       $16.74        44,719
   01/01/2010 to 12/31/2010...........    $16.74       $20.90        79,338
   01/01/2011 to 12/31/2011...........    $20.90       $20.86        25,257
AST HIGH YIELD PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $10.27         2,990
   01/01/2003 to 12/31/2003...........    $10.27       $12.30       144,343
   01/01/2004 to 12/31/2004...........    $12.30       $13.46       395,118
   01/01/2005 to 12/31/2005...........    $13.46       $13.40       458,734
   01/01/2006 to 12/31/2006...........    $13.40       $14.57       414,217
   01/01/2007 to 12/31/2007...........    $14.57       $14.71       372,804
   01/01/2008 to 12/31/2008...........    $14.71       $10.78        56,255
   01/01/2009 to 12/31/2009...........    $10.78       $14.40       283,337
   01/01/2010 to 12/31/2010...........    $14.40       $16.10       157,948
   01/01/2011 to 12/31/2011...........    $16.10       $16.36        96,527
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.19             0
   01/01/2008 to 12/31/2008...........    $10.19       $ 6.96        57,866
   01/01/2009 to 12/31/2009...........    $ 6.96       $ 8.68       569,996
   01/01/2010 to 12/31/2010...........    $ 8.68       $ 9.73       588,503
   01/01/2011 to 12/31/2011...........    $ 9.73       $ 9.53       222,718
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.17         1,784
   01/01/2008 to 12/31/2008...........    $10.17       $ 7.59        60,517
   01/01/2009 to 12/31/2009...........    $ 7.59       $ 9.23       348,104
   01/01/2010 to 12/31/2010...........    $ 9.23       $10.15       370,691
   01/01/2011 to 12/31/2011...........    $10.15       $ 9.94       238,919

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.72         19,565
   01/01/2003 to 12/31/2003...........    $ 9.72       $13.41        470,320
   01/01/2004 to 12/31/2004...........    $13.41       $15.35      1,986,105
   01/01/2005 to 12/31/2005...........    $15.35       $17.62      2,661,158
   01/01/2006 to 12/31/2006...........    $17.62       $21.00      1,900,964
   01/01/2007 to 12/31/2007...........    $21.00       $24.62      1,697,605
   01/01/2008 to 12/31/2008...........    $24.62       $12.07        219,486
   01/01/2009 to 12/31/2009...........    $12.07       $16.08        783,945
   01/01/2010 to 12/31/2010...........    $16.08       $18.14        644,187
   01/01/2011 to 12/31/2011...........    $18.14       $15.56        237,695
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.80          4,776
   01/01/2003 to 12/31/2003...........    $ 9.80       $12.92         20,245
   01/01/2004 to 12/31/2004...........    $12.92       $15.40         76,147
   01/01/2005 to 12/31/2005...........    $15.40       $17.25        221,219
   01/01/2006 to 12/31/2006...........    $17.25       $21.66        276,622
   01/01/2007 to 12/31/2007...........    $21.66       $25.13        423,852
   01/01/2008 to 12/31/2008...........    $25.13       $13.86         43,027
   01/01/2009 to 12/31/2009...........    $13.86       $17.82        103,064
   01/01/2010 to 12/31/2010...........    $17.82       $19.50         94,961
   01/01/2011 to 12/31/2011...........    $19.50       $16.79         47,290
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.00       $10.75      2,260,847
   01/01/2009 to 12/31/2009...........    $10.75       $11.78        714,433
   01/01/2010 to 12/31/2010...........    $11.78       $12.86        349,323
   01/01/2011 to 12/31/2011...........    $12.86       $14.24      1,683,886
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.94             67
   01/01/2003 to 12/31/2003...........    $ 9.94       $11.70          1,832
   01/01/2004 to 12/31/2004...........    $11.70       $12.81         16,079
   01/01/2005 to 12/31/2005...........    $12.81       $13.49         37,713
   01/01/2006 to 12/31/2006...........    $13.49       $14.77         67,203
   01/01/2007 to 12/31/2007...........    $14.77       $14.83        200,084
   01/01/2008 to 12/31/2008...........    $14.83       $12.03        267,698
   01/01/2009 to 12/31/2009...........    $12.03       $14.46        769,525
   01/01/2010 to 12/31/2010...........    $14.46       $15.29        706,865
   01/01/2011 to 12/31/2011...........    $15.29       $15.09        527,772
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29              0
   01/01/2010 to 12/31/2010...........    $10.29       $11.29         22,698
   01/01/2011 to 12/31/2011...........    $11.29       $11.19         24,251

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30              0
   01/01/2010 to 12/31/2010...........    $10.30       $11.54         17,784
   01/01/2011 to 12/31/2011...........    $11.54       $10.70          5,865
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.96         19,651
   01/01/2003 to 12/31/2003...........    $ 9.96       $12.81         57,874
   01/01/2004 to 12/31/2004...........    $12.81       $14.78        192,576
   01/01/2005 to 12/31/2005...........    $14.78       $16.16        313,602
   01/01/2006 to 12/31/2006...........    $16.16       $19.55        388,188
   01/01/2007 to 12/31/2007...........    $19.55       $21.07        423,778
   01/01/2008 to 12/31/2008...........    $21.07       $12.16         71,449
   01/01/2009 to 12/31/2009...........    $12.16       $16.28        131,795
   01/01/2010 to 12/31/2010...........    $16.28       $17.19        134,112
   01/01/2011 to 12/31/2011...........    $17.19       $15.38         67,608
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.90          5,087
   01/01/2003 to 12/31/2003...........    $ 9.90       $11.70         38,215
   01/01/2004 to 12/31/2004...........    $11.70       $13.30        126,725
   01/01/2005 to 12/31/2005...........    $13.30       $13.95        391,304
   01/01/2006 to 12/31/2006...........    $13.95       $16.28        418,800
   01/01/2007 to 12/31/2007...........    $16.28       $15.56        360,373
   01/01/2008 to 12/31/2008...........    $15.56       $ 8.97         82,540
   01/01/2009 to 12/31/2009...........    $ 8.97       $10.55        199,552
   01/01/2010 to 12/31/2010...........    $10.55       $11.76        198,247
   01/01/2011 to 12/31/2011...........    $11.76       $11.10        117,260
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $10.24         27,024
   01/01/2003 to 12/31/2003...........    $10.24       $11.97        309,328
   01/01/2004 to 12/31/2004...........    $11.97       $12.67        733,436
   01/01/2005 to 12/31/2005...........    $12.67       $12.62      1,255,644
   01/01/2006 to 12/31/2006...........    $12.62       $13.65      1,013,491
   01/01/2007 to 12/31/2007...........    $13.65       $14.26        979,275
   01/01/2008 to 12/31/2008...........    $14.26       $10.78        306,278
   01/01/2009 to 12/31/2009...........    $10.78       $14.30        600,007
   01/01/2010 to 12/31/2010...........    $14.30       $15.97        357,716
   01/01/2011 to 12/31/2011...........    $15.97       $17.33        154,942
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.52         78,038
   01/01/2003 to 12/31/2003...........    $ 9.52       $12.35      1,021,520
   01/01/2004 to 12/31/2004...........    $12.35       $14.07      3,543,456
   01/01/2005 to 12/31/2005...........    $14.07       $14.81      5,558,151
   01/01/2006 to 12/31/2006...........    $14.81       $15.64      4,434,214
   01/01/2007 to 12/31/2007...........    $15.64       $17.71      4,017,921
   01/01/2008 to 12/31/2008...........    $17.71       $ 9.83        456,501
   01/01/2009 to 12/31/2009...........    $ 9.83       $12.56      1,600,861
   01/01/2010 to 12/31/2010...........    $12.56       $14.82      1,327,334
   01/01/2011 to 12/31/2011...........    $14.82       $14.47        459,894

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.87          1,488
   01/01/2003 to 12/31/2003...........    $ 9.87       $12.36         34,777
   01/01/2004 to 12/31/2004...........    $12.36       $14.42        143,889
   01/01/2005 to 12/31/2005...........    $14.42       $15.28        109,270
   01/01/2006 to 12/31/2006...........    $15.28       $18.71        218,215
   01/01/2007 to 12/31/2007...........    $18.71       $20.16        254,379
   01/01/2008 to 12/31/2008...........    $20.16       $13.10         30,637
   01/01/2009 to 12/31/2009...........    $13.10       $16.98         68,260
   01/01/2010 to 12/31/2010...........    $16.98       $18.74         59,365
   01/01/2011 to 12/31/2011...........    $18.74       $17.88         33,894
AST MFS GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.47         18,241
   01/01/2003 to 12/31/2003...........    $ 9.47       $11.47        188,109
   01/01/2004 to 12/31/2004...........    $11.47       $12.50        305,582
   01/01/2005 to 12/31/2005...........    $12.50       $13.09        423,803
   01/01/2006 to 12/31/2006...........    $13.09       $14.14        348,252
   01/01/2007 to 12/31/2007...........    $14.14       $16.03        351,692
   01/01/2008 to 12/31/2008...........    $16.03       $10.06         74,704
   01/01/2009 to 12/31/2009...........    $10.06       $12.32        138,388
   01/01/2010 to 12/31/2010...........    $12.32       $13.68        121,164
   01/01/2011 to 12/31/2011...........    $13.68       $13.40         72,768
AST MID-CAP VALUE PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $10.05          2,516
   01/01/2003 to 12/31/2003...........    $10.05       $13.44         33,721
   01/01/2004 to 12/31/2004...........    $13.44       $15.27        122,314
   01/01/2005 to 12/31/2005...........    $15.27       $15.86         84,264
   01/01/2006 to 12/31/2006...........    $15.86       $17.85        101,373
   01/01/2007 to 12/31/2007...........    $17.85       $18.06        111,487
   01/01/2008 to 12/31/2008...........    $18.06       $11.01         16,776
   01/01/2009 to 12/31/2009...........    $11.01       $15.06         38,380
   01/01/2010 to 12/31/2010...........    $15.06       $18.34         61,575
   01/01/2011 to 12/31/2011...........    $18.34       $17.44         29,727
AST MONEY MARKET PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.99         69,199
   01/01/2003 to 12/31/2003...........    $ 9.99       $ 9.91        432,412
   01/01/2004 to 12/31/2004...........    $ 9.91       $ 9.84        860,728
   01/01/2005 to 12/31/2005...........    $ 9.84       $ 9.96      1,280,092
   01/01/2006 to 12/31/2006...........    $ 9.96       $10.26      2,006,434
   01/01/2007 to 12/31/2007...........    $10.26       $10.60      2,126,726
   01/01/2008 to 12/31/2008...........    $10.60       $10.70      3,923,612
   01/01/2009 to 12/31/2009...........    $10.70       $10.57      9,356,356
   01/01/2010 to 12/31/2010...........    $10.57       $10.41      4,514,743
   01/01/2011 to 12/31/2011...........    $10.41       $10.26      2,469,055

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.98         16,671
   01/01/2003 to 12/31/2003...........    $ 9.98       $13.40        268,150
   01/01/2004 to 12/31/2004...........    $13.40       $16.22        989,311
   01/01/2005 to 12/31/2005...........    $16.22       $17.90      1,435,582
   01/01/2006 to 12/31/2006...........    $17.90       $19.53      1,220,026
   01/01/2007 to 12/31/2007...........    $19.53       $19.84      1,208,758
   01/01/2008 to 12/31/2008...........    $19.84       $11.29        131,484
   01/01/2009 to 12/31/2009...........    $11.29       $15.64        360,015
   01/01/2010 to 12/31/2010...........    $15.64       $19.01        338,461
   01/01/2011 to 12/31/2011...........    $19.01       $18.26        113,948
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.07              0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.52          4,640
   01/01/2003 to 12/31/2003...........    $ 9.52       $12.24         96,132
   01/01/2004 to 12/31/2004...........    $12.24       $13.99        238,963
   01/01/2005 to 12/31/2005...........    $13.99       $15.64        394,159
   01/01/2006 to 12/31/2006...........    $15.64       $17.57        430,929
   01/01/2007 to 12/31/2007...........    $17.57       $21.15        502,643
   01/01/2008 to 12/31/2008...........    $21.15       $11.84         62,184
   01/01/2009 to 12/31/2009...........    $11.84       $15.13        141,041
   01/01/2010 to 12/31/2010...........    $15.13       $19.18        155,932
   01/01/2011 to 12/31/2011...........    $19.18       $19.21         75,915
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.72          2,506
   01/01/2003 to 12/31/2003...........    $ 9.72       $14.13         27,101
   01/01/2004 to 12/31/2004...........    $14.13       $15.23         78,039
   01/01/2005 to 12/31/2005...........    $15.23       $15.06         91,440
   01/01/2006 to 12/31/2006...........    $15.06       $15.98         89,814
   01/01/2007 to 12/31/2007...........    $15.98       $18.69         87,947
   01/01/2008 to 12/31/2008...........    $18.69       $10.58         10,447
   01/01/2009 to 12/31/2009...........    $10.58       $12.77         28,177
   01/01/2010 to 12/31/2010...........    $12.77       $15.12         35,217
   01/01/2011 to 04/29/2011...........    $15.12       $16.97              0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.58            600
   01/01/2009 to 12/31/2009...........    $ 5.58       $ 9.15        119,599
   01/01/2010 to 12/31/2010...........    $ 9.15       $11.02        146,162
   01/01/2011 to 12/31/2011...........    $11.02       $ 8.65         70,001

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $10.09          3,018
   01/01/2003 to 12/31/2003...........    $10.09       $10.26        238,601
   01/01/2004 to 12/31/2004...........    $10.26       $10.32      1,926,546
   01/01/2005 to 12/31/2005...........    $10.32       $10.33      3,460,160
   01/01/2006 to 12/31/2006...........    $10.33       $10.56      2,823,575
   01/01/2007 to 12/31/2007...........    $10.56       $11.11      2,525,498
   01/01/2008 to 12/31/2008...........    $11.11       $11.07        526,364
   01/01/2009 to 12/31/2009...........    $11.07       $12.02      1,118,692
   01/01/2010 to 12/31/2010...........    $12.02       $12.30        945,944
   01/01/2011 to 12/31/2011...........    $12.30       $12.39        473,351
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $10.17         87,940
   01/01/2003 to 12/31/2003...........    $10.17       $10.55      1,067,126
   01/01/2004 to 12/31/2004...........    $10.55       $10.91      3,124,509
   01/01/2005 to 12/31/2005...........    $10.91       $11.02      1,778,198
   01/01/2006 to 12/31/2006...........    $11.02       $11.26      1,726,161
   01/01/2007 to 12/31/2007...........    $11.26       $12.01      1,806,287
   01/01/2008 to 12/31/2008...........    $12.01       $11.56        475,411
   01/01/2009 to 12/31/2009...........    $11.56       $13.27      1,242,625
   01/01/2010 to 12/31/2010...........    $13.27       $14.08      1,216,835
   01/01/2011 to 12/31/2011...........    $14.08       $14.31        711,514
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.04         36,158
   01/01/2006 to 12/31/2006...........    $10.04       $10.68        164,167
   01/01/2007 to 12/31/2007...........    $10.68       $11.43        552,669
   01/01/2008 to 12/31/2008...........    $11.43       $ 9.07        689,010
   01/01/2009 to 12/31/2009...........    $ 9.07       $10.72      1,209,120
   01/01/2010 to 12/31/2010...........    $10.72       $11.67      1,279,799
   01/01/2011 to 12/31/2011...........    $11.67       $11.61      1,121,904
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.07          1,559
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.81          3,351
   01/01/2003 to 12/31/2003...........    $ 9.81       $12.31         82,843
   01/01/2004 to 12/31/2004...........    $12.31       $13.33        220,398
   01/01/2005 to 12/31/2005...........    $13.33       $13.60        337,076
   01/01/2006 to 12/31/2006...........    $13.60       $15.08        379,277
   01/01/2007 to 12/31/2007...........    $15.08       $15.16        437,606
   01/01/2008 to 12/31/2008...........    $15.16       $ 9.15         41,633
   01/01/2009 to 12/31/2009...........    $ 9.15       $10.98        119,152
   01/01/2010 to 12/31/2010...........    $10.98       $12.45        103,489
   01/01/2011 to 12/31/2011...........    $12.45       $12.69         48,851

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.91          3,131
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.97          2,914
   01/01/2003 to 12/31/2003...........    $ 9.97       $11.68         30,366
   01/01/2004 to 12/31/2004...........    $11.68       $12.54        102,109
   01/01/2005 to 12/31/2005...........    $12.54       $12.92        122,599
   01/01/2006 to 12/31/2006...........    $12.92       $13.95        149,837
   01/01/2007 to 12/31/2007...........    $13.95       $14.97        216,035
   01/01/2008 to 12/31/2008...........    $14.97       $10.29         52,317
   01/01/2009 to 12/31/2009...........    $10.29       $12.92        590,351
   01/01/2010 to 12/31/2010...........    $12.92       $14.23        450,911
   01/01/2011 to 12/31/2011...........    $14.23       $13.54        228,839
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.48          6,251
   01/01/2003 to 12/31/2003...........    $ 9.48       $13.56         52,103
   01/01/2004 to 12/31/2004...........    $13.56       $12.43         82,128
   01/01/2005 to 12/31/2005...........    $12.43       $12.43         92,473
   01/01/2006 to 12/31/2006...........    $12.43       $13.79        120,888
   01/01/2007 to 12/31/2007...........    $13.79       $14.55        113,131
   01/01/2008 to 12/31/2008...........    $14.55       $ 9.32         30,544
   01/01/2009 to 12/31/2009...........    $ 9.32       $12.29         63,593
   01/01/2010 to 12/31/2010...........    $12.29       $16.51         72,358
   01/01/2011 to 12/31/2011...........    $16.51       $16.10         34,651
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $10.09         32,914
   01/01/2003 to 12/31/2003...........    $10.09       $13.49        344,340
   01/01/2004 to 12/31/2004...........    $13.49       $15.47      1,067,140
   01/01/2005 to 12/31/2005...........    $15.47       $16.25      1,545,343
   01/01/2006 to 12/31/2006...........    $16.25       $19.22      1,270,917
   01/01/2007 to 12/31/2007...........    $19.22       $17.87      1,302,430
   01/01/2008 to 12/31/2008...........    $17.87       $12.37        153,429
   01/01/2009 to 12/31/2009...........    $12.37       $15.47        465,071
   01/01/2010 to 12/31/2010...........    $15.47       $19.20        374,323
   01/01/2011 to 12/31/2011...........    $19.20       $17.79        145,764
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.97          4,012
   01/01/2003 to 12/31/2003...........    $ 9.97       $12.18         83,496
   01/01/2004 to 12/31/2004...........    $12.18       $13.33        202,648
   01/01/2005 to 12/31/2005...........    $13.33       $13.75        335,979
   01/01/2006 to 12/31/2006...........    $13.75       $15.23        400,619
   01/01/2007 to 12/31/2007...........    $15.23       $15.95        721,295
   01/01/2008 to 12/31/2008...........    $15.95       $11.64        200,601
   01/01/2009 to 12/31/2009...........    $11.64       $14.23        600,940
   01/01/2010 to 12/31/2010...........    $14.23       $15.63        555,337
   01/01/2011 to 12/31/2011...........    $15.63       $15.70        434,341

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $10.09         65,721
   01/01/2003 to 12/31/2003...........    $10.09       $12.75         91,128
   01/01/2004 to 12/31/2004...........    $12.75       $14.30        243,464
   01/01/2005 to 12/31/2005...........    $14.30       $14.87        292,732
   01/01/2006 to 12/31/2006...........    $14.87       $17.77        484,818
   01/01/2007 to 12/31/2007...........    $17.77       $16.88        431,841
   01/01/2008 to 12/31/2008...........    $16.88       $ 9.66         48,882
   01/01/2009 to 12/31/2009...........    $ 9.66       $11.78        139,553
   01/01/2010 to 12/31/2010...........    $11.78       $13.14        161,976
   01/01/2011 to 12/31/2011...........    $13.14       $12.73         63,594
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $10.32          2,954
   01/01/2003 to 12/31/2003...........    $10.32       $11.47         92,875
   01/01/2004 to 12/31/2004...........    $11.47       $12.27        759,419
   01/01/2005 to 12/31/2005...........    $12.27       $11.55      1,363,031
   01/01/2006 to 12/31/2006...........    $11.55       $12.09      1,040,579
   01/01/2007 to 12/31/2007...........    $12.09       $13.05      1,134,701
   01/01/2008 to 12/31/2008...........    $13.05       $12.55        116,300
   01/01/2009 to 12/31/2009...........    $12.55       $13.85        411,753
   01/01/2010 to 12/31/2010...........    $13.85       $14.43        329,237
   01/01/2011 to 12/31/2011...........    $14.43       $14.80        134,287
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.35          1,038
   01/01/2003 to 12/31/2003...........    $ 9.35       $11.39         28,954
   01/01/2004 to 12/31/2004...........    $11.39       $11.86         70,775
   01/01/2005 to 12/31/2005...........    $11.86       $13.60        210,879
   01/01/2006 to 12/31/2006...........    $13.60       $14.15        268,432
   01/01/2007 to 12/31/2007...........    $14.15       $15.09        439,213
   01/01/2008 to 12/31/2008...........    $15.09       $ 8.83         74,205
   01/01/2009 to 12/31/2009...........    $ 8.83       $13.34        269,371
   01/01/2010 to 12/31/2010...........    $13.34       $15.22        229,668
   01/01/2011 to 12/31/2011...........    $15.22       $14.74        132,185
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $10.44          1,940
   01/01/2003 to 12/31/2003...........    $10.44       $13.74         20,929
   01/01/2004 to 12/31/2004...........    $13.74       $17.75        148,837
   01/01/2005 to 12/31/2005...........    $17.75       $22.98        221,161
   01/01/2006 to 12/31/2006...........    $22.98       $26.22        257,416
   01/01/2007 to 12/31/2007...........    $26.22       $36.29        327,780
   01/01/2008 to 12/31/2008...........    $36.29       $17.88         48,171
   01/01/2009 to 12/31/2009...........    $17.88       $26.30        147,958
   01/01/2010 to 12/31/2010...........    $26.30       $31.20        143,132
   01/01/2011 to 12/31/2011...........    $31.20       $26.15         67,486

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00        251,947
   01/01/2006 to 12/31/2006...........    $10.00       $11.39      2,429,054
   01/01/2007 to 12/31/2007...........    $11.39       $12.29      3,241,562
   01/01/2008 to 12/31/2008...........    $12.29       $ 6.98        132,722
   01/01/2009 to 12/31/2009...........    $ 6.98       $ 8.84        625,653
   01/01/2010 to 12/31/2010...........    $ 8.84       $ 9.98        540,358
   01/01/2011 to 12/31/2011...........    $ 9.98       $ 9.49        266,724
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.98          7,942
   01/01/2008 to 12/31/2008...........    $ 9.98       $ 9.32        128,686
   01/01/2009 to 12/31/2009...........    $ 9.32       $10.25        162,500
   01/01/2010 to 12/31/2010...........    $10.25       $10.88        191,856
   01/01/2011 to 12/31/2011...........    $10.88       $11.36        131,044
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.45        111,628
   01/01/2006 to 12/31/2006...........    $11.45       $12.52        131,808
   01/01/2007 to 12/31/2007...........    $12.52       $13.70        115,632
   01/01/2008 to 12/31/2008...........    $13.70       $ 7.94         15,956
   01/01/2009 to 12/31/2009...........    $ 7.94       $10.94         50,260
   01/01/2010 to 07/16/2010...........    $10.94       $10.72              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2003 to 12/31/2003...........        --       $10.45          5,552
   01/01/2004 to 12/31/2004...........    $10.45       $12.27         24,314
   01/01/2005 to 12/31/2005...........    $12.27       $14.02         76,164
   01/01/2006 to 12/31/2006...........    $14.02       $17.01        137,407
   01/01/2007 to 12/31/2007...........    $17.01       $19.27        154,843
   01/01/2008 to 12/31/2008...........    $19.27       $11.11         19,778
   01/01/2009 to 12/31/2009...........    $11.11       $12.68         42,576
   01/01/2010 to 07/16/2010...........    $12.68       $12.06              0
EVERGREEN VA OMEGA FUND
   01/01/2003 to 12/31/2003...........        --       $13.27          3,320
   01/01/2004 to 12/31/2004...........    $13.27       $14.01         22,947
   01/01/2005 to 12/31/2005...........    $14.01       $14.33         19,709
   01/01/2006 to 12/31/2006...........    $14.33       $14.96         17,678
   01/01/2007 to 12/31/2007...........    $14.96       $16.50         17,767
   01/01/2008 to 12/31/2008...........    $16.50       $11.83            497
   01/01/2009 to 12/31/2009...........    $11.83       $16.78         17,263
   01/01/2010 to 07/16/2010...........    $16.78       $15.69              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/01/2005 to 12/31/2005...........    $14.51       $14.38              0
   01/01/2006 to 12/31/2006...........    $14.38       $14.73              0
   01/01/2007 to 12/31/2007...........    $14.73       $15.34        200,912
   01/01/2008 to 12/31/2008...........    $15.34       $ 8.49            108
   01/01/2009 to 12/31/2009...........    $ 8.49       $10.76         35,449
   01/01/2010 to 12/31/2010...........    $10.76       $12.62         31,719
   01/01/2011 to 12/31/2011...........    $12.62       $11.07          7,156
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.65        229,407
   01/01/2009 to 12/31/2009...........    $ 6.65       $ 8.52      1,106,583
   01/01/2010 to 12/31/2010...........    $ 8.52       $ 9.25      1,017,410
   01/01/2011 to 12/31/2011...........    $ 9.25       $ 8.96        567,697
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $15.96         22,182
   01/01/2005 to 12/31/2005...........    $15.96       $17.32         45,882
   01/01/2006 to 12/31/2006...........    $17.32       $23.62        159,568
   01/01/2007 to 12/31/2007...........    $23.62       $26.37        232,530
   01/01/2008 to 12/31/2008...........    $26.37       $14.86         16,403
   01/01/2009 to 12/31/2009...........    $14.86       $20.65         28,524
   01/01/2010 to 12/31/2010...........    $20.65       $22.32         20,980
   01/01/2011 to 12/31/2011...........    $22.32       $20.34         11,149
INVESCO V.I. CAPITAL DEVELOPMENT FUND
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.18          6,191
INVESCO V.I. DIVIDEND GROWTH FUND
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.13         13,541
INVESCO V.I. DYNAMICS FUND
   01/01/2002 to 12/31/2002...........        --       $ 9.71          1,332
   01/01/2003 to 12/31/2003...........    $ 9.71       $13.18         27,792
   01/01/2004 to 12/31/2004...........    $13.18       $14.71        117,657
   01/01/2005 to 12/31/2005...........    $14.71       $16.05         40,292
   01/01/2006 to 12/31/2006...........    $16.05       $18.36         44,217
   01/01/2007 to 12/31/2007...........    $18.36       $20.28         50,151
   01/01/2008 to 12/31/2008...........    $20.28       $10.37          2,512
   01/01/2009 to 12/31/2009...........    $10.37       $14.55         17,432
   01/01/2010 to 12/31/2010...........    $14.55       $17.75         15,229
   01/01/2011 to 04/29/2011...........    $17.75       $19.78              0
INVESCO V.I. FINANCIAL SERVICES FUND
   01/01/2002 to 12/31/2002...........        --       $ 9.93            979
   01/01/2003 to 12/31/2003...........    $ 9.93       $12.67          9,201
   01/01/2004 to 12/31/2004...........    $12.67       $13.56         19,908
   01/01/2005 to 12/31/2005...........    $13.56       $14.15         29,637
   01/01/2006 to 12/31/2006...........    $14.15       $16.23         45,427
   01/01/2007 to 12/31/2007...........    $16.23       $12.43         52,955
   01/01/2008 to 12/31/2008...........    $12.43       $ 4.97         13,501
   01/01/2009 to 12/31/2009...........    $ 4.97       $ 6.23         47,117
   01/01/2010 to 12/31/2010...........    $ 6.23       $ 6.77         31,824
   01/01/2011 to 04/29/2011...........    $ 6.77       $ 7.15              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. GLOBAL HEALTH CARE FUND
   01/01/2002 to 12/31/2002...........        --       $ 9.52           892
   01/01/2003 to 12/31/2003...........    $ 9.52       $11.98        16,675
   01/01/2004 to 12/31/2004...........    $11.98       $12.69        39,343
   01/01/2005 to 12/31/2005...........    $12.69       $13.52        52,543
   01/01/2006 to 12/31/2006...........    $13.52       $14.02        74,602
   01/01/2007 to 12/31/2007...........    $14.02       $15.44        77,544
   01/01/2008 to 12/31/2008...........    $15.44       $10.86         7,203
   01/01/2009 to 12/31/2009...........    $10.86       $13.65        17,858
   01/01/2010 to 12/31/2010...........    $13.65       $14.16        23,803
   01/01/2011 to 12/31/2011...........    $14.16       $14.50        11,566
INVESCO V.I. TECHNOLOGY FUND
   01/01/2004 to 12/31/2004...........        --       $13.83           216
   01/01/2005 to 12/31/2005...........    $13.83       $13.91           215
   01/01/2006 to 12/31/2006...........    $13.91       $15.14           215
   01/01/2007 to 12/31/2007...........    $15.14       $16.06           909
   01/01/2008 to 12/31/2008...........    $16.06       $ 8.78           214
   01/01/2009 to 12/31/2009...........    $ 8.78       $13.61             0
   01/01/2010 to 12/31/2010...........    $13.61       $16.27             0
   01/01/2011 to 12/31/2011...........    $16.27       $15.21             0
NASDAQ TARGET 15 PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.67       $10.86             0
   01/01/2006 to 12/31/2006...........    $10.86       $11.64             0
   01/01/2007 to 12/31/2007...........    $11.64       $13.96             0
   01/01/2008 to 12/31/2008...........    $13.96       $ 6.75             0
   01/01/2009 to 12/31/2009...........    $ 6.75       $ 7.78             0
   01/01/2010 to 12/31/2010...........    $ 7.78       $ 9.99             0
   01/01/2011 to 12/31/2011...........    $ 9.99       $ 9.97             0
NVIT DEVELOPING MARKETS FUND
   01/01/2003 to 12/31/2003...........        --       $15.63        20,956
   01/01/2004 to 12/31/2004...........    $15.63       $18.44       118,837
   01/01/2005 to 12/31/2005...........    $18.44       $23.89       146,349
   01/01/2006 to 12/31/2006...........    $23.89       $31.67       146,603
   01/01/2007 to 12/31/2007...........    $31.67       $44.77       226,697
   01/01/2008 to 12/31/2008...........    $44.77       $18.58        21,797
   01/01/2009 to 12/31/2009...........    $18.58       $29.70        76,457
   01/01/2010 to 12/31/2010...........    $29.70       $33.97        58,459
   01/01/2011 to 12/31/2011...........    $33.97       $25.96        20,239

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ASIA 30
   01/01/2003 to 12/31/2003...........        --       $16.03         6,176
   01/01/2004 to 12/31/2004...........    $16.03       $15.71        20,171
   01/01/2005 to 12/31/2005...........    $15.71       $18.49        44,325
   01/01/2006 to 12/31/2006...........    $18.49       $25.37        90,819
   01/01/2007 to 12/31/2007...........    $25.37       $36.92        86,948
   01/01/2008 to 12/31/2008...........    $36.92       $17.88        10,601
   01/01/2009 to 12/31/2009...........    $17.88       $27.16        32,855
   01/01/2010 to 12/31/2010...........    $27.16       $30.47        23,453
   01/01/2011 to 12/31/2011...........    $30.47       $21.91         5,593
PROFUND VP BANKS
   01/01/2003 to 12/31/2003...........        --       $12.92         4,576
   01/01/2004 to 12/31/2004...........    $12.92       $14.22        12,919
   01/01/2005 to 12/31/2005...........    $14.22       $13.99         9,019
   01/01/2006 to 12/31/2006...........    $13.99       $15.91        13,327
   01/01/2007 to 12/31/2007...........    $15.91       $11.39         6,690
   01/01/2008 to 12/31/2008...........    $11.39       $ 5.96         2,679
   01/01/2009 to 12/31/2009...........    $ 5.96       $ 5.62        13,233
   01/01/2010 to 12/31/2010...........    $ 5.62       $ 6.00        20,524
   01/01/2011 to 12/31/2011...........    $ 6.00       $ 4.33        10,346
PROFUND VP BASIC MATERIALS
   01/01/2002 to 12/31/2002...........        --       $10.35            70
   01/01/2003 to 12/31/2003...........    $10.35       $13.41         3,940
   01/01/2004 to 12/31/2004...........    $13.41       $14.56        17,377
   01/01/2005 to 12/31/2005...........    $14.56       $14.69        38,950
   01/01/2006 to 12/31/2006...........    $14.69       $16.71        45,888
   01/01/2007 to 12/31/2007...........    $16.71       $21.51        89,700
   01/01/2008 to 12/31/2008...........    $21.51       $10.29        20,532
   01/01/2009 to 12/31/2009...........    $10.29       $16.46        46,277
   01/01/2010 to 12/31/2010...........    $16.46       $21.03        45,362
   01/01/2011 to 12/31/2011...........    $21.03       $17.37        18,857
PROFUND VP BEAR
   01/01/2002 to 12/31/2002...........        --       $10.14           658
   01/01/2003 to 12/31/2003...........    $10.14       $ 7.53         3,186
   01/01/2004 to 12/31/2004...........    $ 7.53       $ 6.65         5,797
   01/01/2005 to 12/31/2005...........    $ 6.65       $ 6.46        63,027
   01/01/2006 to 12/31/2006...........    $ 6.46       $ 5.89        47,292
   01/01/2007 to 12/31/2007...........    $ 5.89       $ 5.83        15,764
   01/01/2008 to 12/31/2008...........    $ 5.83       $ 8.04        61,814
   01/01/2009 to 12/31/2009...........    $ 8.04       $ 5.71        39,269
   01/01/2010 to 12/31/2010...........    $ 5.71       $ 4.63        31,258
   01/01/2011 to 12/31/2011...........    $ 4.63       $ 4.15        23,360

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BIOTECHNOLOGY
   01/01/2005 to 12/31/2005...........    $14.68       $17.25             0
   01/01/2006 to 12/31/2006...........    $17.25       $16.29             0
   01/01/2007 to 12/31/2007...........    $16.29       $15.86             0
   01/01/2008 to 12/31/2008...........    $15.86       $15.91             0
   01/01/2009 to 12/31/2009...........    $15.91       $16.26             0
   01/01/2010 to 12/31/2010...........    $16.26       $16.83             0
   01/01/2011 to 12/31/2011...........    $16.83       $17.67             0
PROFUND VP BULL
   01/01/2003 to 12/31/2003...........        --       $12.07        18,458
   01/01/2004 to 12/31/2004...........    $12.07       $12.93       182,468
   01/01/2005 to 12/31/2005...........    $12.93       $13.09       174,518
   01/01/2006 to 12/31/2006...........    $13.09       $14.65       154,954
   01/01/2007 to 12/31/2007...........    $14.65       $14.94        82,707
   01/01/2008 to 12/31/2008...........    $14.94       $ 9.18        26,545
   01/01/2009 to 12/31/2009...........    $ 9.18       $11.24        84,262
   01/01/2010 to 12/31/2010...........    $11.24       $12.46        66,531
   01/01/2011 to 12/31/2011...........    $12.46       $12.28        22,016
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.91            74
   01/01/2003 to 12/31/2003...........    $ 9.91       $11.56         1,762
   01/01/2004 to 12/31/2004...........    $11.56       $12.44         8,109
   01/01/2005 to 12/31/2005...........    $12.44       $12.21         4,537
   01/01/2006 to 12/31/2006...........    $12.21       $13.54        10,385
   01/01/2007 to 12/31/2007...........    $13.54       $14.35        74,099
   01/01/2008 to 12/31/2008...........    $14.35       $10.36         1,437
   01/01/2009 to 12/31/2009...........    $10.36       $12.41         2,159
   01/01/2010 to 12/31/2010...........    $12.41       $14.34         3,787
   01/01/2011 to 12/31/2011...........    $14.34       $15.11         4,264
PROFUND VP CONSUMER SERVICES
   01/01/2002 to 12/31/2002...........        --       $ 9.38           686
   01/01/2003 to 12/31/2003...........    $ 9.38       $11.71         2,321
   01/01/2004 to 12/31/2004...........    $11.71       $12.41        27,094
   01/01/2005 to 12/31/2005...........    $12.41       $11.66         7,654
   01/01/2006 to 12/31/2006...........    $11.66       $12.86         7,212
   01/01/2007 to 12/31/2007...........    $12.86       $11.62         3,058
   01/01/2008 to 12/31/2008...........    $11.62       $ 7.85           542
   01/01/2009 to 12/31/2009...........    $ 7.85       $10.12         1,845
   01/01/2010 to 12/31/2010...........    $10.12       $12.10         5,666
   01/01/2011 to 12/31/2011...........    $12.10       $12.57         1,320

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP EUROPE 30
   01/01/2002 to 12/31/2002...........        --       $ 9.70            69
   01/01/2003 to 12/31/2003...........    $ 9.70       $13.26         2,495
   01/01/2004 to 12/31/2004...........    $13.26       $14.93        13,634
   01/01/2005 to 12/31/2005...........    $14.93       $15.89        21,884
   01/01/2006 to 12/31/2006...........    $15.89       $18.40        62,346
   01/01/2007 to 12/31/2007...........    $18.40       $20.76        86,822
   01/01/2008 to 12/31/2008...........    $20.76       $11.45        12,607
   01/01/2009 to 12/31/2009...........    $11.45       $14.92        40,807
   01/01/2010 to 12/31/2010...........    $14.92       $15.09        38,093
   01/01/2011 to 12/31/2011...........    $15.09       $13.54         7,933
PROFUND VP FINANCIALS
   01/01/2002 to 12/31/2002...........        --       $ 9.85            73
   01/01/2003 to 12/31/2003...........    $ 9.85       $12.51         3,980
   01/01/2004 to 12/31/2004...........    $12.51       $13.60        33,262
   01/01/2005 to 12/31/2005...........    $13.60       $13.93        21,581
   01/01/2006 to 12/31/2006...........    $13.93       $16.10        35,338
   01/01/2007 to 12/31/2007...........    $16.10       $12.82        21,682
   01/01/2008 to 12/31/2008...........    $12.82       $ 6.25        10,480
   01/01/2009 to 12/31/2009...........    $ 6.25       $ 7.08        20,595
   01/01/2010 to 12/31/2010...........    $ 7.08       $ 7.73        18,563
   01/01/2011 to 12/31/2011...........    $ 7.73       $ 6.56         8,055
PROFUND VP HEALTH CARE
   01/01/2002 to 12/31/2002...........        --       $ 9.60         1,177
   01/01/2003 to 12/31/2003...........    $ 9.60       $11.10        11,578
   01/01/2004 to 12/31/2004...........    $11.10       $11.19        43,276
   01/01/2005 to 12/31/2005...........    $11.19       $11.69        48,678
   01/01/2006 to 12/31/2006...........    $11.69       $12.12        82,430
   01/01/2007 to 12/31/2007...........    $12.12       $12.72       120,094
   01/01/2008 to 12/31/2008...........    $12.72       $ 9.49         7,199
   01/01/2009 to 12/31/2009...........    $ 9.49       $11.17        16,273
   01/01/2010 to 12/31/2010...........    $11.17       $11.32        12,341
   01/01/2011 to 12/31/2011...........    $11.32       $12.27        10,030
PROFUND VP INDUSTRIALS
   01/01/2002 to 12/31/2002...........        --       $10.21            72
   01/01/2003 to 12/31/2003...........    $10.21       $12.91         3,639
   01/01/2004 to 12/31/2004...........    $12.91       $14.40        15,368
   01/01/2005 to 12/31/2005...........    $14.40       $14.53        17,253
   01/01/2006 to 12/31/2006...........    $14.53       $15.98         9,691
   01/01/2007 to 12/31/2007...........    $15.98       $17.58        10,489
   01/01/2008 to 12/31/2008...........    $17.58       $10.31         2,836
   01/01/2009 to 12/31/2009...........    $10.31       $12.60         6,999
   01/01/2010 to 12/31/2010...........    $12.60       $15.35         6,733
   01/01/2011 to 12/31/2011...........    $15.35       $14.85         4,399
PROFUND VP INTERNET
   01/01/2005 to 12/31/2005...........    $20.00       $21.17             0
   01/01/2006 to 12/31/2006...........    $21.17       $21.13             0
   01/01/2007 to 12/31/2007...........    $21.13       $22.94             0
   01/01/2008 to 12/31/2008...........    $22.94       $12.46             0
   01/01/2009 to 12/31/2009...........    $12.46       $21.77             0
   01/01/2010 to 12/31/2010...........    $21.77       $29.00             0
   01/01/2011 to 12/31/2011...........    $29.00       $26.59             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP JAPAN
   01/01/2003 to 12/31/2003...........        --       $12.76         7,868
   01/01/2004 to 12/31/2004...........    $12.76       $13.52        11,573
   01/01/2005 to 12/31/2005...........    $13.52       $18.88        47,521
   01/01/2006 to 12/31/2006...........    $18.88       $20.61        40,737
   01/01/2007 to 12/31/2007...........    $20.61       $18.27        34,711
   01/01/2008 to 12/31/2008...........    $18.27       $10.65         8,687
   01/01/2009 to 12/31/2009...........    $10.65       $11.57         7,806
   01/01/2010 to 12/31/2010...........    $11.57       $10.65         8,572
   01/01/2011 to 12/31/2011...........    $10.65       $ 8.55         5,185
PROFUND VP LARGE-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $10.38           368
   01/01/2005 to 12/31/2005...........    $10.38       $10.32        37,514
   01/01/2006 to 12/31/2006...........    $10.32       $11.08        41,714
   01/01/2007 to 12/31/2007...........    $11.08       $11.68        89,121
   01/01/2008 to 12/31/2008...........    $11.68       $ 7.42        24,838
   01/01/2009 to 12/31/2009...........    $ 7.42       $ 9.48        36,207
   01/01/2010 to 12/31/2010...........    $ 9.48       $10.57        26,524
   01/01/2011 to 12/31/2011...........    $10.57       $10.73         9,237
PROFUND VP LARGE-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $10.37         1,527
   01/01/2005 to 12/31/2005...........    $10.37       $10.52        45,032
   01/01/2006 to 12/31/2006...........    $10.52       $12.30       186,232
   01/01/2007 to 12/31/2007...........    $12.30       $12.13        64,313
   01/01/2008 to 12/31/2008...........    $12.13       $ 7.12        18,910
   01/01/2009 to 12/31/2009...........    $ 7.12       $ 8.37        27,255
   01/01/2010 to 12/31/2010...........    $ 8.37       $ 9.31        33,728
   01/01/2011 to 12/31/2011...........    $ 9.31       $ 9.05        13,546
PROFUND VP MID-CAP GROWTH
   01/01/2002 to 12/31/2002...........        --       $ 9.82         2,879
   01/01/2003 to 12/31/2003...........    $ 9.82       $12.38        17,202
   01/01/2004 to 12/31/2004...........    $12.38       $13.54        55,896
   01/01/2005 to 12/31/2005...........    $13.54       $14.83        76,239
   01/01/2006 to 12/31/2006...........    $14.83       $15.19        53,453
   01/01/2007 to 12/31/2007...........    $15.19       $16.72        58,677
   01/01/2008 to 12/31/2008...........    $16.72       $10.08         8,779
   01/01/2009 to 12/31/2009...........    $10.08       $13.73        17,737
   01/01/2010 to 12/31/2010...........    $13.73       $17.37        23,606
   01/01/2011 to 12/31/2011...........    $17.37       $16.61        11,559

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP VALUE
   01/01/2002 to 12/31/2002...........        --       $10.07         2,821
   01/01/2003 to 12/31/2003...........    $10.07       $13.46        18,261
   01/01/2004 to 12/31/2004...........    $13.46       $15.38        64,251
   01/01/2005 to 12/31/2005...........    $15.38       $16.49        77,274
   01/01/2006 to 12/31/2006...........    $16.49       $18.24        74,756
   01/01/2007 to 12/31/2007...........    $18.24       $18.14        62,451
   01/01/2008 to 12/31/2008...........    $18.14       $11.38         6,543
   01/01/2009 to 12/31/2009...........    $11.38       $14.67        12,417
   01/01/2010 to 12/31/2010...........    $14.67       $17.40        11,986
   01/01/2011 to 12/31/2011...........    $17.40       $16.47         7,196
PROFUND VP NASDAQ-100
   01/01/2002 to 12/31/2002...........        --       $ 9.36           205
   01/01/2003 to 12/31/2003...........    $ 9.36       $13.54        12,607
   01/01/2004 to 12/31/2004...........    $13.54       $14.47       105,135
   01/01/2005 to 12/31/2005...........    $14.47       $14.28        58,319
   01/01/2006 to 12/31/2006...........    $14.28       $14.83        46,886
   01/01/2007 to 12/31/2007...........    $14.83       $17.18        70,534
   01/01/2008 to 12/31/2008...........    $17.18       $ 9.74         7,660
   01/01/2009 to 12/31/2009...........    $ 9.74       $14.58        36,868
   01/01/2010 to 12/31/2010...........    $14.58       $16.98        21,892
   01/01/2011 to 12/31/2011...........    $16.98       $16.97        11,397
PROFUND VP OIL & GAS
   01/01/2002 to 12/31/2002...........        --       $10.12           641
   01/01/2003 to 12/31/2003...........    $10.12       $12.19         2,523
   01/01/2004 to 12/31/2004...........    $12.19       $15.53        66,223
   01/01/2005 to 12/31/2005...........    $15.53       $20.09        89,960
   01/01/2006 to 12/31/2006...........    $20.09       $23.87        88,994
   01/01/2007 to 12/31/2007...........    $23.87       $31.15       111,224
   01/01/2008 to 12/31/2008...........    $31.15       $19.34        18,117
   01/01/2009 to 12/31/2009...........    $19.34       $22.01        21,006
   01/01/2010 to 12/31/2010...........    $22.01       $25.53        26,141
   01/01/2011 to 12/31/2011...........    $25.53       $25.71        15,171
PROFUND VP PHARMACEUTICALS
   01/01/2003 to 12/31/2003...........        --       $10.02         6,951
   01/01/2004 to 12/31/2004...........    $10.02       $ 8.96        40,402
   01/01/2005 to 12/31/2005...........    $ 8.96       $ 8.49        26,382
   01/01/2006 to 12/31/2006...........    $ 8.49       $ 9.38        45,473
   01/01/2007 to 12/31/2007...........    $ 9.38       $ 9.45        25,677
   01/01/2008 to 12/31/2008...........    $ 9.45       $ 7.49         4,367
   01/01/2009 to 12/31/2009...........    $ 7.49       $ 8.63         8,690
   01/01/2010 to 12/31/2010...........    $ 8.63       $ 8.54        12,296
   01/01/2011 to 12/31/2011...........    $ 8.54       $ 9.77        10,241

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PRECIOUS METALS
   01/01/2002 to 12/31/2002...........        --       $11.31            65
   01/01/2003 to 12/31/2003...........    $11.31       $15.51         6,099
   01/01/2004 to 12/31/2004...........    $15.51       $13.76        18,961
   01/01/2005 to 12/31/2005...........    $13.76       $17.12        57,675
   01/01/2006 to 12/31/2006...........    $17.12       $18.10       110,494
   01/01/2007 to 12/31/2007...........    $18.10       $21.83       109,258
   01/01/2008 to 12/31/2008...........    $21.83       $14.89        19,612
   01/01/2009 to 12/31/2009...........    $14.89       $19.85        43,158
   01/01/2010 to 12/31/2010...........    $19.85       $25.99        43,027
   01/01/2011 to 12/31/2011...........    $25.99       $20.68        19,760
PROFUND VP REAL ESTATE
   01/01/2002 to 12/31/2002...........        --       $10.21            73
   01/01/2003 to 12/31/2003...........    $10.21       $13.39         5,332
   01/01/2004 to 12/31/2004...........    $13.39       $16.78        32,379
   01/01/2005 to 12/31/2005...........    $16.78       $17.64        24,226
   01/01/2006 to 12/31/2006...........    $17.64       $23.02        43,479
   01/01/2007 to 12/31/2007...........    $23.02       $18.23        31,631
   01/01/2008 to 12/31/2008...........    $18.23       $10.55        14,762
   01/01/2009 to 12/31/2009...........    $10.55       $13.29        16,053
   01/01/2010 to 12/31/2010...........    $13.29       $16.32        15,987
   01/01/2011 to 12/31/2011...........    $16.32       $16.84        11,683
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2002 to 12/31/2002...........        --       $ 9.70         3,456
   01/01/2003 to 12/31/2003...........    $ 9.70       $ 9.16        31,892
   01/01/2004 to 12/31/2004...........    $ 9.16       $ 8.04       168,043
   01/01/2005 to 12/31/2005...........    $ 8.04       $ 7.29       167,886
   01/01/2006 to 12/31/2006...........    $ 7.29       $ 7.91       189,041
   01/01/2007 to 12/31/2007...........    $ 7.91       $ 7.39       117,087
   01/01/2008 to 12/31/2008...........    $ 7.39       $ 4.52        22,166
   01/01/2009 to 12/31/2009...........    $ 4.52       $ 5.88        53,503
   01/01/2010 to 12/31/2010...........    $ 5.88       $ 4.86        50,036
   01/01/2011 to 12/31/2011...........    $ 4.86       $ 2.99        16,857
PROFUND VP SEMICONDUCTOR
   01/01/2005 to 12/31/2005...........    $12.05       $12.89             0
   01/01/2006 to 12/31/2006...........    $12.89       $11.80             0
   01/01/2007 to 12/31/2007...........    $11.80       $12.45             0
   01/01/2008 to 12/31/2008...........    $12.45       $ 6.15             0
   01/01/2009 to 12/31/2009...........    $ 6.15       $ 9.94             0
   01/01/2010 to 12/31/2010...........    $ 9.94       $11.01             0
   01/01/2011 to 12/31/2011...........    $11.01       $10.42             0
PROFUND VP SHORT MID-CAP
   01/01/2005 to 12/31/2005...........    $ 9.70       $ 8.65             0
   01/01/2006 to 12/31/2006...........    $ 8.65       $ 8.21             0
   01/01/2007 to 12/31/2007...........    $ 8.21       $ 7.86             0
   01/01/2008 to 12/31/2008...........    $ 7.86       $10.20             0
   01/01/2009 to 12/31/2009...........    $10.20       $ 6.49             0
   01/01/2010 to 12/31/2010...........    $ 6.49       $ 4.74             0
   01/01/2011 to 12/31/2011...........    $ 4.74       $ 4.29             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT NASDAQ-100
   01/01/2003 to 12/31/2003...........        --       $ 6.45        10,811
   01/01/2004 to 12/31/2004...........    $ 6.45       $ 5.64         7,841
   01/01/2005 to 12/31/2005...........    $ 5.64       $ 5.61       115,463
   01/01/2006 to 12/31/2006...........    $ 5.61       $ 5.45        50,432
   01/01/2007 to 12/31/2007...........    $ 5.45       $ 4.74         9,322
   01/01/2008 to 12/31/2008...........    $ 4.74       $ 6.92        16,880
   01/01/2009 to 12/31/2009...........    $ 6.92       $ 4.05        17,427
   01/01/2010 to 12/31/2010...........    $ 4.05       $ 3.14        16,052
   01/01/2011 to 12/31/2011...........    $ 3.14       $ 2.77         7,265
PROFUND VP SHORT SMALL-CAP
   01/01/2005 to 12/31/2005...........    $ 9.54       $ 9.12             0
   01/01/2006 to 12/31/2006...........    $ 9.12       $ 7.93             0
   01/01/2007 to 12/31/2007...........    $ 7.93       $ 8.16             0
   01/01/2008 to 12/31/2008...........    $ 8.16       $ 9.98             0
   01/01/2009 to 12/31/2009...........    $ 9.98       $ 6.65             0
   01/01/2010 to 12/31/2010...........    $ 6.65       $ 4.65             0
   01/01/2011 to 12/31/2011...........    $ 4.65       $ 4.17             0
PROFUND VP SMALL-CAP GROWTH
   01/01/2003 to 12/31/2003...........        --       $13.11        24,983
   01/01/2004 to 12/31/2004...........    $13.11       $15.47        63,321
   01/01/2005 to 12/31/2005...........    $15.47       $16.39        76,733
   01/01/2006 to 12/31/2006...........    $16.39       $17.54        61,326
   01/01/2007 to 12/31/2007...........    $17.54       $17.98        62,662
   01/01/2008 to 12/31/2008...........    $17.98       $11.68         7,767
   01/01/2009 to 12/31/2009...........    $11.68       $14.52        10,515
   01/01/2010 to 12/31/2010...........    $14.52       $17.98        13,568
   01/01/2011 to 12/31/2011...........    $17.98       $17.94         6,277
PROFUND VP SMALL-CAP VALUE
   01/01/2002 to 12/31/2002...........        --       $10.15           568
   01/01/2003 to 12/31/2003...........    $10.15       $13.47        27,349
   01/01/2004 to 12/31/2004...........    $13.47       $15.93        75,890
   01/01/2005 to 12/31/2005...........    $15.93       $16.32        53,265
   01/01/2006 to 12/31/2006...........    $16.32       $18.88        48,521
   01/01/2007 to 12/31/2007...........    $18.88       $17.25        35,888
   01/01/2008 to 12/31/2008...........    $17.25       $11.78        10,877
   01/01/2009 to 12/31/2009...........    $11.78       $13.97        14,313
   01/01/2010 to 12/31/2010...........    $13.97       $16.80        15,364
   01/01/2011 to 12/31/2011...........    $16.80       $15.87        10,075
PROFUND VP TECHNOLOGY
   01/01/2004 to 12/31/2004...........        --       $13.10           114
   01/01/2005 to 12/31/2005...........    $13.10       $13.07             0
   01/01/2006 to 12/31/2006...........    $13.07       $13.91             0
   01/01/2007 to 12/31/2007...........    $13.91       $15.67             0
   01/01/2008 to 12/31/2008...........    $15.67       $ 8.59             0
   01/01/2009 to 12/31/2009...........    $ 8.59       $13.66             0
   01/01/2010 to 12/31/2010...........    $13.66       $14.90             0
   01/01/2011 to 12/31/2011...........    $14.90       $14.48             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   01/01/2003 to 12/31/2003...........        --       $10.13         4,026
   01/01/2004 to 12/31/2004...........    $10.13       $11.53        16,606
   01/01/2005 to 12/31/2005...........    $11.53       $10.60        12,065
   01/01/2006 to 12/31/2006...........    $10.60       $14.02        73,450
   01/01/2007 to 12/31/2007...........    $14.02       $14.97        53,740
   01/01/2008 to 12/31/2008...........    $14.97       $ 9.67        15,813
   01/01/2009 to 12/31/2009...........    $ 9.67       $10.22        17,697
   01/01/2010 to 12/31/2010...........    $10.22       $11.65        14,610
   01/01/2011 to 12/31/2011...........    $11.65       $11.69        10,588
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2002 to 12/31/2002...........        --       $10.20           592
   01/01/2003 to 12/31/2003...........    $10.20       $ 9.79         6,691
   01/01/2004 to 12/31/2004...........    $ 9.79       $10.43        11,478
   01/01/2005 to 12/31/2005...........    $10.43       $11.20        27,438
   01/01/2006 to 12/31/2006...........    $11.20       $10.53        24,798
   01/01/2007 to 12/31/2007...........    $10.53       $11.42       174,837
   01/01/2008 to 12/31/2008...........    $11.42       $16.85        25,735
   01/01/2009 to 12/31/2009...........    $16.85       $11.18        16,663
   01/01/2010 to 12/31/2010...........    $11.18       $12.13        12,585
   01/01/2011 to 12/31/2011...........    $12.13       $17.14         7,955
PROFUND VP ULTRABULL
   01/01/2005 to 12/31/2005...........    $16.72       $16.90             0
   01/01/2006 to 12/31/2006...........    $16.90       $20.49            77
   01/01/2007 to 12/31/2007...........    $20.49       $20.35            15
   01/01/2008 to 12/31/2008...........    $20.35       $ 6.53            17
   01/01/2009 to 12/31/2009...........    $ 6.53       $ 9.31            17
   01/01/2010 to 12/31/2010...........    $ 9.31       $11.20            17
   01/01/2011 to 12/31/2011...........    $11.20       $10.50             0
PROFUND VP ULTRAMID-CAP
   01/01/2003 to 12/31/2003...........        --       $16.53         5,328
   01/01/2004 to 12/31/2004...........    $16.53       $20.80        28,117
   01/01/2005 to 12/31/2005...........    $20.80       $24.15        55,723
   01/01/2006 to 12/31/2006...........    $24.15       $26.32        65,843
   01/01/2007 to 12/31/2007...........    $26.32       $27.47        73,498
   01/01/2008 to 12/31/2008...........    $27.47       $ 8.80        11,680
   01/01/2009 to 12/31/2009...........    $ 8.80       $14.37        25,873
   01/01/2010 to 12/31/2010...........    $14.37       $21.19        24,228
   01/01/2011 to 12/31/2011...........    $21.19       $18.02         8,006

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRANASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $19.53            90
   01/01/2005 to 12/31/2005...........    $19.53       $18.52         1,476
   01/01/2006 to 12/31/2006...........    $18.52       $19.13           248
   01/01/2007 to 12/31/2007...........    $19.13       $24.21           479
   01/01/2008 to 12/31/2008...........    $24.21       $ 6.50             0
   01/01/2009 to 12/31/2009...........    $ 6.50       $14.04             0
   01/01/2010 to 12/31/2010...........    $14.04       $18.70             0
   01/01/2011 to 12/31/2011...........    $18.70       $18.20             1
PROFUND VP ULTRASMALL-CAP
   01/01/2004 to 12/31/2004...........        --       $25.20         4,066
   01/01/2005 to 12/31/2005...........    $25.20       $24.77         3,457
   01/01/2006 to 12/31/2006...........    $24.77       $30.74           591
   01/01/2007 to 12/31/2007...........    $30.74       $26.29           591
   01/01/2008 to 12/31/2008...........    $26.29       $ 8.76           591
   01/01/2009 to 12/31/2009...........    $ 8.76       $12.09           590
   01/01/2010 to 12/31/2010...........    $12.09       $17.68           590
   01/01/2011 to 12/31/2011...........    $17.68       $14.13           590
PROFUND VP UTILITIES
   01/01/2002 to 12/31/2002...........        --       $10.62           836
   01/01/2003 to 12/31/2003...........    $10.62       $12.69         7,430
   01/01/2004 to 12/31/2004...........    $12.69       $15.13        74,584
   01/01/2005 to 12/31/2005...........    $15.13       $16.85       101,062
   01/01/2006 to 12/31/2006...........    $16.85       $19.79        87,625
   01/01/2007 to 12/31/2007...........    $19.79       $22.58       176,701
   01/01/2008 to 12/31/2008...........    $22.58       $15.41        14,559
   01/01/2009 to 12/31/2009...........    $15.41       $16.81        19,084
   01/01/2010 to 12/31/2010...........    $16.81       $17.54        16,655
   01/01/2011 to 12/31/2011...........    $17.54       $20.31        12,169
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.53        18,201
   01/01/2005 to 12/31/2005...........    $10.53       $12.07        34,056
   01/01/2006 to 12/31/2006...........    $12.07       $14.39        57,843
   01/01/2007 to 12/31/2007...........    $14.39       $16.95        59,050
   01/01/2008 to 12/31/2008...........    $16.95       $ 8.30         7,097
   01/01/2009 to 12/31/2009...........    $ 8.30       $11.21         4,197
   01/01/2010 to 12/31/2010...........    $11.21       $12.59         3,880
   01/01/2011 to 12/31/2011...........    $12.59       $10.55         3,688
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $13.27        37,547
   01/01/2005 to 12/31/2005...........    $13.27       $13.62        37,554
   01/01/2006 to 12/31/2006...........    $13.62       $13.80        46,197
   01/01/2007 to 12/31/2007...........    $13.80       $14.16        26,727
   01/01/2008 to 12/31/2008...........    $14.16       $10.05         3,602
   01/01/2009 to 12/31/2009...........    $10.05       $11.27         4,209
   01/01/2010 to 12/31/2010...........    $11.27       $13.24         7,433
   01/01/2011 to 12/31/2011...........    $13.24       $14.16         4,267

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $14.56       246,099
   01/01/2005 to 12/31/2005...........    $14.56       $15.38       726,729
   01/01/2006 to 12/31/2006...........    $15.38       $16.89       862,458
   01/01/2007 to 12/31/2007...........    $16.89       $18.21       833,102
   01/01/2008 to 12/31/2008...........    $18.21       $ 9.90        39,944
   01/01/2009 to 12/31/2009...........    $ 9.90       $11.02       171,478
   01/01/2010 to 12/31/2010...........    $11.02       $12.93        69,556
   01/01/2011 to 12/31/2011...........    $12.93       $12.52        29,014
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.29        25,135
   01/01/2005 to 12/31/2005...........    $12.29       $11.71        22,470
   01/01/2006 to 12/31/2006...........    $11.71       $14.49        36,867
   01/01/2007 to 12/31/2007...........    $14.49       $14.36        28,436
   01/01/2008 to 12/31/2008...........    $14.36       $10.11           952
   01/01/2009 to 12/31/2009...........    $10.11       $11.35         4,956
   01/01/2010 to 12/31/2010...........    $11.35       $13.05        11,395
   01/01/2011 to 12/31/2011...........    $13.05       $13.85         7,305
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.77       412,741
   01/01/2006 to 12/31/2006...........    $ 9.77       $11.37       747,709
   01/01/2007 to 12/31/2007...........    $11.37       $11.32       592,184
   01/01/2008 to 12/31/2008...........    $11.32       $ 6.63        20,418
   01/01/2009 to 12/31/2009...........    $ 6.63       $ 7.45        99,327
   01/01/2010 to 12/31/2010...........    $ 7.45       $ 8.55        65,720
   01/01/2011 to 12/31/2011...........    $ 8.55       $ 8.93        25,578
VALUE LINE TARGET 25 PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.60       $14.86           309
   01/01/2006 to 12/31/2006...........    $14.86       $15.06           308
   01/01/2007 to 12/31/2007...........    $15.06       $17.53           308
   01/01/2008 to 12/31/2008...........    $17.53       $ 7.80             0
   01/01/2009 to 12/31/2009...........    $ 7.80       $ 8.23             0
   01/01/2010 to 12/31/2010...........    $ 8.23       $10.57         9,437
   01/01/2011 to 12/31/2011...........    $10.57       $ 7.85         9,438
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2003 to 12/31/2003...........        --       $12.32        17,889
   01/01/2004 to 12/31/2004...........    $12.32       $13.48        42,381
   01/01/2005 to 12/31/2005...........    $13.48       $13.99        53,780
   01/01/2006 to 12/31/2006...........    $13.99       $16.34        91,602
   01/01/2007 to 12/31/2007...........    $16.34       $16.54        58,668
   01/01/2008 to 12/31/2008...........    $16.54       $10.35         5,024
   01/01/2009 to 12/31/2009...........    $10.35       $11.91        25,804
   01/01/2010 to 07/16/2010...........    $11.91       $11.46             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.07       $14.61        34,356
   01/01/2011 to 12/31/2011...........    $14.61       $12.55        18,160
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $11.46       $13.36        21,091
   01/01/2011 to 12/31/2011...........    $13.36       $12.87         3,709
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $15.69       $19.80        16,952
   01/01/2011 to 12/31/2011...........    $19.80       $18.46         8,546
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.26        51,188
   01/01/2011 to 12/31/2011...........    $12.26       $11.55        18,487

* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH GMWB OR HD GRO OR GRO PLUS 2008 (1.60%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.57              0
   01/01/2006 to 12/31/2006...........    $10.57       $11.39              0
   01/01/2007 to 12/31/2007...........    $11.39       $11.79              0
   01/01/2008 to 12/31/2008...........    $11.79       $11.06              0
   01/01/2009 to 12/31/2009...........    $11.06       $12.73              0
   01/01/2010 to 12/31/2010...........    $12.73       $14.58              0
   01/01/2011 to 12/31/2011...........    $14.58       $14.74              0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02         25,256
   01/01/2006 to 12/31/2006...........    $10.02       $11.02        468,834
   01/01/2007 to 12/31/2007...........    $11.02       $11.84        510,754
   01/01/2008 to 12/31/2008...........    $11.84       $ 7.94      1,276,265
   01/01/2009 to 12/31/2009...........    $ 7.94       $ 9.72      2,848,031
   01/01/2010 to 12/31/2010...........    $ 9.72       $10.71      1,845,504
   01/01/2011 to 12/31/2011...........    $10.71       $10.26      1,277,360
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.66         63,819
   01/01/2007 to 12/31/2007...........    $10.66       $11.49         93,220
   01/01/2008 to 12/31/2008...........    $11.49       $ 7.94        358,380
   01/01/2009 to 12/31/2009...........    $ 7.94       $ 9.86        620,948
   01/01/2010 to 12/31/2010...........    $ 9.86       $11.03        478,340
   01/01/2011 to 12/31/2011...........    $11.03       $10.86        362,807
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.85          6,727
   01/01/2005 to 12/02/2005...........    $10.85       $12.46              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.28         16,087
   01/01/2005 to 12/02/2005...........    $11.28       $12.48              0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.70          2,828
   01/01/2004 to 12/31/2004...........    $10.70       $11.85         45,084
   01/01/2005 to 12/31/2005...........    $11.85       $12.20         54,022
   01/01/2006 to 12/31/2006...........    $12.20       $14.03         97,189
   01/01/2007 to 12/31/2007...........    $14.03       $13.79         81,078
   01/01/2008 to 12/31/2008...........    $13.79       $ 8.86         73,560
   01/01/2009 to 12/31/2009...........    $ 8.86       $10.26         83,871
   01/01/2010 to 12/31/2010...........    $10.26       $11.50         51,983
   01/01/2011 to 12/31/2011...........    $11.50       $11.72         34,704
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03         24,460
   01/01/2006 to 12/31/2006...........    $10.03       $10.91        166,573
   01/01/2007 to 12/31/2007...........    $10.91       $11.71        183,497
   01/01/2008 to 12/31/2008...........    $11.71       $ 8.21        708,536
   01/01/2009 to 12/31/2009...........    $ 8.21       $ 9.97      1,778,121
   01/01/2010 to 12/31/2010...........    $ 9.97       $11.01      1,366,536
   01/01/2011 to 12/31/2011...........    $11.01       $10.71        906,862
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.17          5,405
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.66          2,495
   01/01/2004 to 12/31/2004...........    $10.66       $12.39         19,713
   01/01/2005 to 12/31/2005...........    $12.39       $13.33         16,516
   01/01/2006 to 12/31/2006...........    $13.33       $15.97         45,757
   01/01/2007 to 12/31/2007...........    $15.97       $15.90         42,602
   01/01/2008 to 12/31/2008...........    $15.90       $ 9.81         49,044
   01/01/2009 to 12/31/2009...........    $ 9.81       $11.41         46,620
   01/01/2010 to 12/31/2010...........    $11.41       $12.63         32,350
   01/01/2011 to 12/31/2011...........    $12.63       $12.37         27,180
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.32      2,678,768
   01/01/2009 to 12/31/2009...........    $11.32       $11.10      2,260,830
   01/01/2010 to 12/31/2010...........    $11.10       $11.94      1,420,350
   01/01/2011 to 12/31/2011...........    $11.94       $12.50      1,157,419
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.40        380,327
   01/01/2010 to 12/31/2010...........    $ 9.40       $10.22        278,454
   01/01/2011 to 12/31/2011...........    $10.22       $11.03        275,614

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.78      1,521,944
   01/01/2011 to 12/31/2011...........    $10.78       $11.82        711,877
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $12.06      1,640,510
   01/01/2009 to 12/31/2009...........    $12.06       $11.15      1,694,279
   01/01/2010 to 12/31/2010...........    $11.15       $12.20        899,710
   01/01/2011 to 12/31/2011...........    $12.20       $13.63      1,958,754
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.13        843,068
   01/01/2009 to 12/31/2009...........    $12.13       $11.01        847,098
   01/01/2010 to 12/31/2010...........    $11.01       $12.07        584,918
   01/01/2011 to 12/31/2011...........    $12.07       $13.77        366,628
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.81         67,818
   01/01/2010 to 12/31/2010...........    $ 8.81       $ 9.69      1,186,344
   01/01/2011 to 12/31/2011...........    $ 9.69       $11.32        201,761
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $11.03      2,461,056
   01/01/2011 to 12/31/2011...........    $11.03       $13.06        728,952
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.04      2,327,140
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         89,882
   01/01/2006 to 12/31/2006...........    $10.01       $11.19        309,410
   01/01/2007 to 12/31/2007...........    $11.19       $12.09        420,022
   01/01/2008 to 12/31/2008...........    $12.09       $ 7.74      1,415,200
   01/01/2009 to 12/31/2009...........    $ 7.74       $ 9.54      2,699,371
   01/01/2010 to 12/31/2010...........    $ 9.54       $10.65      1,923,884
   01/01/2011 to 12/31/2011...........    $10.65       $10.22      1,280,097
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.51          1,361
   01/01/2008 to 12/31/2008...........    $11.51       $ 7.34        102,987
   01/01/2009 to 12/31/2009...........    $ 7.34       $ 9.16        247,558
   01/01/2010 to 12/31/2010...........    $ 9.16       $10.30        156,666
   01/01/2011 to 12/31/2011...........    $10.30       $ 9.90        125,829

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.04              0
   01/01/2008 to 12/31/2008...........    $10.04       $ 7.16        198,047
   01/01/2009 to 12/31/2009...........    $ 7.16       $ 8.69        386,154
   01/01/2010 to 12/31/2010...........    $ 8.69       $ 9.57        317,419
   01/01/2011 to 12/31/2011...........    $ 9.57       $ 9.25        215,558
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.48          4,313
   01/01/2004 to 12/31/2004...........    $10.48       $14.23         36,159
   01/01/2005 to 12/31/2005...........    $14.23       $16.08         41,508
   01/01/2006 to 12/31/2006...........    $16.08       $21.64         46,276
   01/01/2007 to 12/31/2007...........    $21.64       $17.04         35,002
   01/01/2008 to 12/31/2008...........    $17.04       $10.89         30,138
   01/01/2009 to 12/31/2009...........    $10.89       $14.14         29,336
   01/01/2010 to 12/31/2010...........    $14.14       $17.91         30,983
   01/01/2011 to 12/31/2011...........    $17.91       $18.78         20,122
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.70          1,456
   01/01/2004 to 12/31/2004...........    $10.70       $12.85          9,395
   01/01/2005 to 12/31/2005...........    $12.85       $12.80         19,296
   01/01/2006 to 12/31/2006...........    $12.80       $15.11         25,868
   01/01/2007 to 12/31/2007...........    $15.11       $12.22         27,409
   01/01/2008 to 07/18/2008...........    $12.22       $11.20              0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.55          8,491
   01/01/2004 to 12/31/2004...........    $10.55       $12.78         70,619
   01/01/2005 to 12/31/2005...........    $12.78       $13.76        130,633
   01/01/2006 to 12/31/2006...........    $13.76       $15.29        118,059
   01/01/2007 to 12/31/2007...........    $15.29       $16.73        111,546
   01/01/2008 to 12/31/2008...........    $16.73       $ 9.21        101,342
   01/01/2009 to 12/31/2009...........    $ 9.21       $12.02         98,034
   01/01/2010 to 12/31/2010...........    $12.02       $15.67         71,601
   01/01/2011 to 12/31/2011...........    $15.67       $13.40         52,087
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.00              0
   01/01/2008 to 12/31/2008...........    $10.00       $ 7.16         81,474
   01/01/2009 to 12/31/2009...........    $ 7.16       $ 8.55        104,107
   01/01/2010 to 12/31/2010...........    $ 8.55       $ 9.53         74,135
   01/01/2011 to 12/31/2011...........    $ 9.53       $ 9.15         67,173
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.58         42,328
   01/01/2007 to 12/31/2007...........    $10.58       $11.31         71,865
   01/01/2008 to 12/31/2008...........    $11.31       $ 7.29        497,715
   01/01/2009 to 12/31/2009...........    $ 7.29       $ 8.88      1,122,828
   01/01/2010 to 12/31/2010...........    $ 8.88       $10.00        795,603
   01/01/2011 to 12/31/2011...........    $10.00       $ 9.69        576,932

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.49        93,105
   01/01/2007 to 12/31/2007...........    $10.49       $11.50       200,143
   01/01/2008 to 12/31/2008...........    $11.50       $ 6.71       399,166
   01/01/2009 to 12/31/2009...........    $ 6.71       $ 8.31       887,109
   01/01/2010 to 12/31/2010...........    $ 8.31       $ 9.74       705,823
   01/01/2011 to 12/31/2011...........    $ 9.74       $ 8.99       453,728
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.47        36,120
   01/01/2009 to 11/13/2009...........    $ 7.47       $ 8.36             0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.11         1,053
   01/01/2009 to 12/31/2009...........    $ 6.11       $ 8.13         4,894
   01/01/2010 to 12/31/2010...........    $ 8.13       $ 9.61         3,871
   01/01/2011 to 12/31/2011...........    $ 9.61       $ 8.98         3,737
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.66         8,927
   01/01/2005 to 12/31/2005...........    $10.66       $10.84        12,379
   01/01/2006 to 12/31/2006...........    $10.84       $11.74        13,352
   01/01/2007 to 12/31/2007...........    $11.74       $13.16        25,769
   01/01/2008 to 12/31/2008...........    $13.16       $ 7.74        19,050
   01/01/2009 to 12/31/2009...........    $ 7.74       $11.37        24,990
   01/01/2010 to 12/31/2010...........    $11.37       $12.34        17,113
   01/01/2011 to 12/31/2011...........    $12.34       $11.66        14,374
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.64        38,248
   01/01/2004 to 12/31/2004...........    $10.64       $11.63       361,569
   01/01/2005 to 12/31/2005...........    $11.63       $11.99       596,305
   01/01/2006 to 12/31/2006...........    $11.99       $13.83       497,604
   01/01/2007 to 12/31/2007...........    $13.83       $14.31       446,607
   01/01/2008 to 12/31/2008...........    $14.31       $ 8.35       413,628
   01/01/2009 to 12/31/2009...........    $ 8.35       $ 9.79       406,667
   01/01/2010 to 12/31/2010...........    $ 9.79       $10.88       356,844
   01/01/2011 to 12/31/2011...........    $10.88       $10.11       221,478

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.52         4,600
   01/01/2004 to 12/31/2004...........    $10.52       $12.05        55,808
   01/01/2005 to 12/31/2005...........    $12.05       $12.42        98,359
   01/01/2006 to 12/31/2006...........    $12.42       $12.99        84,452
   01/01/2007 to 12/31/2007...........    $12.99       $15.25        78,393
   01/01/2008 to 12/31/2008...........    $15.25       $ 8.88        73,693
   01/01/2009 to 12/31/2009...........    $ 8.88       $13.73        73,559
   01/01/2010 to 12/31/2010...........    $13.73       $16.19        55,798
   01/01/2011 to 12/31/2011...........    $16.19       $15.46        42,625
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009* to 12/31/2009..........    $10.00       $12.86        17,124
   01/01/2010 to 12/31/2010...........    $12.86       $16.04        14,152
   01/01/2011 to 12/31/2011...........    $16.04       $15.99        11,602
AST HIGH YIELD PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.40        11,264
   01/01/2004 to 12/31/2004...........    $10.40       $11.37        51,737
   01/01/2005 to 12/31/2005...........    $11.37       $11.32        89,932
   01/01/2006 to 12/31/2006...........    $11.32       $12.29        78,194
   01/01/2007 to 12/31/2007...........    $12.29       $12.39        66,242
   01/01/2008 to 12/31/2008...........    $12.39       $ 9.08        70,774
   01/01/2009 to 12/31/2009...........    $ 9.08       $12.11        72,189
   01/01/2010 to 12/31/2010...........    $12.11       $13.52        61,676
   01/01/2011 to 12/31/2011...........    $13.52       $13.73        44,751
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.19             0
   01/01/2008 to 12/31/2008...........    $10.19       $ 6.95        82,843
   01/01/2009 to 12/31/2009...........    $ 6.95       $ 8.66       166,498
   01/01/2010 to 12/31/2010...........    $ 8.66       $ 9.70        68,858
   01/01/2011 to 12/31/2011...........    $ 9.70       $ 9.49        68,415
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.17           111
   01/01/2008 to 12/31/2008...........    $10.17       $ 7.59        83,416
   01/01/2009 to 12/31/2009...........    $ 7.59       $ 9.21       243,577
   01/01/2010 to 12/31/2010...........    $ 9.21       $10.11       195,509
   01/01/2011 to 12/31/2011...........    $10.11       $ 9.90       161,208
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.56        18,507
   01/01/2004 to 12/31/2004...........    $10.56       $12.07       216,886
   01/01/2005 to 12/31/2005...........    $12.07       $13.85       321,847
   01/01/2006 to 12/31/2006...........    $13.85       $16.48       291,323
   01/01/2007 to 12/31/2007...........    $16.48       $19.31       249,967
   01/01/2008 to 12/31/2008...........    $19.31       $ 9.45       242,808
   01/01/2009 to 12/31/2009...........    $ 9.45       $12.59       229,341
   01/01/2010 to 12/31/2010...........    $12.59       $14.18       178,121
   01/01/2011 to 12/31/2011...........    $14.18       $12.15       120,855

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.85         5,183
   01/01/2005 to 12/31/2005...........    $12.85       $14.38        33,122
   01/01/2006 to 12/31/2006...........    $14.38       $18.03        45,411
   01/01/2007 to 12/31/2007...........    $18.03       $20.90        53,885
   01/01/2008 to 12/31/2008...........    $20.90       $11.52        57,654
   01/01/2009 to 12/31/2009...........    $11.52       $14.79        59,112
   01/01/2010 to 12/31/2010...........    $14.79       $16.16        47,525
   01/01/2011 to 12/31/2011...........    $16.16       $13.91        36,277
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.35         4,895
   01/01/2005 to 12/31/2005...........    $11.35       $11.95         1,940
   01/01/2006 to 12/31/2006...........    $11.95       $13.07         2,295
   01/01/2007 to 12/31/2007...........    $13.07       $13.11        12,689
   01/01/2008 to 12/31/2008...........    $13.11       $10.63       333,679
   01/01/2009 to 12/31/2009...........    $10.63       $12.76       481,840
   01/01/2010 to 12/31/2010...........    $12.76       $13.47       333,592
   01/01/2011 to 12/31/2011...........    $13.47       $13.29       252,796
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29         2,963
   01/01/2010 to 12/31/2010...........    $10.29       $11.27        17,421
   01/01/2011 to 12/31/2011...........    $11.27       $11.17           491
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30         2,968
   01/01/2010 to 12/31/2010...........    $10.30       $11.53        17,619
   01/01/2011 to 12/31/2011...........    $11.53       $10.68           181
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.81         1,808
   01/01/2004 to 12/31/2004...........    $10.81       $12.46        32,632
   01/01/2005 to 12/31/2005...........    $12.46       $13.61        56,472
   01/01/2006 to 12/31/2006...........    $13.61       $16.45        93,539
   01/01/2007 to 12/31/2007...........    $16.45       $17.71        78,807
   01/01/2008 to 12/31/2008...........    $17.71       $10.22        87,268
   01/01/2009 to 12/31/2009...........    $10.22       $13.66        71,754
   01/01/2010 to 12/31/2010...........    $13.66       $14.41        55,671
   01/01/2011 to 12/31/2011...........    $14.41       $12.88        49,878
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.88        27,234
   01/01/2005 to 12/31/2005...........    $11.88       $12.44        67,568
   01/01/2006 to 12/31/2006...........    $12.44       $14.51        86,566
   01/01/2007 to 12/31/2007...........    $14.51       $13.85       102,364
   01/01/2008 to 12/31/2008...........    $13.85       $ 7.97        69,232
   01/01/2009 to 12/31/2009...........    $ 7.97       $ 9.37        80,451
   01/01/2010 to 12/31/2010...........    $ 9.37       $10.43        76,011
   01/01/2011 to 12/31/2011...........    $10.43       $ 9.84        53,174

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.41        12,397
   01/01/2004 to 12/31/2004...........    $10.41       $11.00        92,187
   01/01/2005 to 12/31/2005...........    $11.00       $10.95       201,687
   01/01/2006 to 12/31/2006...........    $10.95       $11.84       179,597
   01/01/2007 to 12/31/2007...........    $11.84       $12.35       178,120
   01/01/2008 to 12/31/2008...........    $12.35       $ 9.33       130,028
   01/01/2009 to 12/31/2009...........    $ 9.33       $12.36       139,718
   01/01/2010 to 12/31/2010...........    $12.36       $13.79       109,500
   01/01/2011 to 12/31/2011...........    $13.79       $14.95        73,866
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.31        35,775
   01/01/2004 to 12/31/2004...........    $10.31       $11.74       386,737
   01/01/2005 to 12/31/2005...........    $11.74       $12.34       648,999
   01/01/2006 to 12/31/2006...........    $12.34       $13.02       620,445
   01/01/2007 to 12/31/2007...........    $13.02       $14.73       547,681
   01/01/2008 to 12/31/2008...........    $14.73       $ 8.17       499,804
   01/01/2009 to 12/31/2009...........    $ 8.17       $10.43       476,771
   01/01/2010 to 12/31/2010...........    $10.43       $12.29       373,734
   01/01/2011 to 12/31/2011...........    $12.29       $11.98       229,225
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.76           421
   01/01/2004 to 12/31/2004...........    $10.76       $12.54        17,891
   01/01/2005 to 12/31/2005...........    $12.54       $13.27        20,906
   01/01/2006 to 12/31/2006...........    $13.27       $16.24        22,089
   01/01/2007 to 12/31/2007...........    $16.24       $17.48        21,865
   01/01/2008 to 12/31/2008...........    $17.48       $11.35         8,247
   01/01/2009 to 12/31/2009...........    $11.35       $14.69        11,782
   01/01/2010 to 12/31/2010...........    $14.69       $16.20         9,532
   01/01/2011 to 12/31/2011...........    $16.20       $15.44         7,212
AST MFS GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.22         7,308
   01/01/2004 to 12/31/2004...........    $10.22       $11.13        21,410
   01/01/2005 to 12/31/2005...........    $11.13       $11.64        85,209
   01/01/2006 to 12/31/2006...........    $11.64       $12.56        57,589
   01/01/2007 to 12/31/2007...........    $12.56       $14.23        55,767
   01/01/2008 to 12/31/2008...........    $14.23       $ 8.92        64,502
   01/01/2009 to 12/31/2009...........    $ 8.92       $10.91        71,606
   01/01/2010 to 12/31/2010...........    $10.91       $12.11        69,094
   01/01/2011 to 12/31/2011...........    $12.11       $11.84        59,637

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.79          1,880
   01/01/2004 to 12/31/2004...........    $10.79       $12.24          4,942
   01/01/2005 to 12/31/2005...........    $12.24       $12.70         18,452
   01/01/2006 to 12/31/2006...........    $12.70       $14.28         21,361
   01/01/2007 to 12/31/2007...........    $14.28       $14.44         16,279
   01/01/2008 to 12/31/2008...........    $14.44       $ 8.79         24,657
   01/01/2009 to 12/31/2009...........    $ 8.79       $12.01         32,073
   01/01/2010 to 12/31/2010...........    $12.01       $14.61         23,314
   01/01/2011 to 12/31/2011...........    $14.61       $13.88         16,587
AST MONEY MARKET PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 9.98          5,609
   01/01/2004 to 12/31/2004...........    $ 9.98       $ 9.90        167,246
   01/01/2005 to 12/31/2005...........    $ 9.90       $10.01        190,088
   01/01/2006 to 12/31/2006...........    $10.01       $10.30        160,575
   01/01/2007 to 12/31/2007...........    $10.30       $10.63        163,856
   01/01/2008 to 12/31/2008...........    $10.63       $10.72      1,049,835
   01/01/2009 to 12/31/2009...........    $10.72       $10.58        646,749
   01/01/2010 to 12/31/2010...........    $10.58       $10.41        323,305
   01/01/2011 to 12/31/2011...........    $10.41       $10.25        411,226
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.86          7,071
   01/01/2004 to 12/31/2004...........    $10.86       $13.12        108,730
   01/01/2005 to 12/31/2005...........    $13.12       $14.47        155,626
   01/01/2006 to 12/31/2006...........    $14.47       $15.77        141,288
   01/01/2007 to 12/31/2007...........    $15.77       $16.01        122,062
   01/01/2008 to 12/31/2008...........    $16.01       $ 9.09         92,775
   01/01/2009 to 12/31/2009...........    $ 9.09       $12.59        101,334
   01/01/2010 to 12/31/2010...........    $12.59       $15.29         87,867
   01/01/2011 to 12/31/2011...........    $15.29       $14.67         55,554
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.07              0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.83         20,882
   01/01/2005 to 12/31/2005...........    $11.83       $13.22         41,659
   01/01/2006 to 12/31/2006...........    $13.22       $14.83         47,625
   01/01/2007 to 12/31/2007...........    $14.83       $17.84         53,512
   01/01/2008 to 12/31/2008...........    $17.84       $ 9.97         31,385
   01/01/2009 to 12/31/2009...........    $ 9.97       $12.74         44,277
   01/01/2010 to 12/31/2010...........    $12.74       $16.13         32,643
   01/01/2011 to 12/31/2011...........    $16.13       $16.14         19,999

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.36         1,850
   01/01/2004 to 12/31/2004...........    $10.36       $11.15        15,137
   01/01/2005 to 12/31/2005...........    $11.15       $11.02        15,159
   01/01/2006 to 12/31/2006...........    $11.02       $11.68        28,840
   01/01/2007 to 12/31/2007...........    $11.68       $13.64        28,292
   01/01/2008 to 12/31/2008...........    $13.64       $ 7.71        13,393
   01/01/2009 to 12/31/2009...........    $ 7.71       $ 9.30        15,221
   01/01/2010 to 12/31/2010...........    $ 9.30       $11.01         9,637
   01/01/2011 to 04/29/2011...........    $11.01       $12.35             0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.58        31,597
   01/01/2009 to 12/31/2009...........    $ 5.58       $ 9.14        38,695
   01/01/2010 to 12/31/2010...........    $ 9.14       $10.99        31,540
   01/01/2011 to 12/31/2011...........    $10.99       $ 8.62        22,639
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.03        23,203
   01/01/2004 to 12/31/2004...........    $10.03       $10.07       264,755
   01/01/2005 to 12/31/2005...........    $10.07       $10.07       585,561
   01/01/2006 to 12/31/2006...........    $10.07       $10.29       609,983
   01/01/2007 to 12/31/2007...........    $10.29       $10.81       588,007
   01/01/2008 to 12/31/2008...........    $10.81       $10.76       388,371
   01/01/2009 to 12/31/2009...........    $10.76       $11.67       496,112
   01/01/2010 to 12/31/2010...........    $11.67       $11.93       385,035
   01/01/2011 to 12/31/2011...........    $11.93       $12.00       287,931
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.10        37,841
   01/01/2004 to 12/31/2004...........    $10.10       $10.43       329,463
   01/01/2005 to 12/31/2005...........    $10.43       $10.52       254,793
   01/01/2006 to 12/31/2006...........    $10.52       $10.74       316,950
   01/01/2007 to 12/31/2007...........    $10.74       $11.45       384,049
   01/01/2008 to 12/31/2008...........    $11.45       $11.01       420,223
   01/01/2009 to 12/31/2009...........    $11.01       $12.62       571,250
   01/01/2010 to 12/31/2010...........    $12.62       $13.38       429,529
   01/01/2011 to 12/31/2011...........    $13.38       $13.58       340,001
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.04             0
   01/01/2006 to 12/31/2006...........    $10.04       $10.66         9,957
   01/01/2007 to 12/31/2007...........    $10.66       $11.41        37,326
   01/01/2008 to 12/31/2008...........    $11.41       $ 9.04       590,178
   01/01/2009 to 12/31/2009...........    $ 9.04       $10.67       784,695
   01/01/2010 to 12/31/2010...........    $10.67       $11.61       560,686
   01/01/2011 to 12/31/2011...........    $11.61       $11.54       518,147
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.07             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.57           853
   01/01/2004 to 12/31/2004...........    $10.57       $11.44        18,801
   01/01/2005 to 12/31/2005...........    $11.44       $11.66        45,992
   01/01/2006 to 12/31/2006...........    $11.66       $12.92        54,771
   01/01/2007 to 12/31/2007...........    $12.92       $12.97        40,995
   01/01/2008 to 12/31/2008...........    $12.97       $ 7.82        30,429
   01/01/2009 to 12/31/2009...........    $ 7.82       $ 9.38        24,108
   01/01/2010 to 12/31/2010...........    $ 9.38       $10.62        16,599
   01/01/2011 to 12/31/2011...........    $10.62       $10.81        14,709
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.90         7,365
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.10         2,728
   01/01/2005 to 12/31/2005...........    $11.10       $11.43         7,023
   01/01/2006 to 12/31/2006...........    $11.43       $12.33         5,410
   01/01/2007 to 12/31/2007...........    $12.33       $13.21        11,399
   01/01/2008 to 12/31/2008...........    $13.21       $ 9.08        65,106
   01/01/2009 to 12/31/2009...........    $ 9.08       $11.38       494,478
   01/01/2010 to 12/31/2010...........    $11.38       $12.52       427,453
   01/01/2011 to 12/31/2011...........    $12.52       $11.90       244,200
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.30         3,356
   01/01/2004 to 12/31/2004...........    $10.30       $ 9.43         8,600
   01/01/2005 to 12/31/2005...........    $ 9.43       $ 9.42        14,132
   01/01/2006 to 12/31/2006...........    $ 9.42       $10.44        20,751
   01/01/2007 to 12/31/2007...........    $10.44       $11.00        31,082
   01/01/2008 to 12/31/2008...........    $11.00       $ 7.04        45,744
   01/01/2009 to 12/31/2009...........    $ 7.04       $ 9.27        66,712
   01/01/2010 to 12/31/2010...........    $ 9.27       $12.45        54,161
   01/01/2011 to 12/31/2011...........    $12.45       $12.13        33,410
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.69        14,484
   01/01/2004 to 12/31/2004...........    $10.69       $12.24       120,010
   01/01/2005 to 12/31/2005...........    $12.24       $12.85       198,129
   01/01/2006 to 12/31/2006...........    $12.85       $15.18       179,457
   01/01/2007 to 12/31/2007...........    $15.18       $14.10       168,818
   01/01/2008 to 12/31/2008...........    $14.10       $ 9.75       164,705
   01/01/2009 to 12/31/2009...........    $ 9.75       $12.18       156,988
   01/01/2010 to 12/31/2010...........    $12.18       $15.10       119,458
   01/01/2011 to 12/31/2011...........    $15.10       $13.97        84,338

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.49           427
   01/01/2004 to 12/31/2004...........    $10.49       $11.48        57,827
   01/01/2005 to 12/31/2005...........    $11.48       $11.82        88,732
   01/01/2006 to 12/31/2006...........    $11.82       $13.09        87,818
   01/01/2007 to 12/31/2007...........    $13.09       $13.69       114,918
   01/01/2008 to 12/31/2008...........    $13.69       $ 9.98       205,397
   01/01/2009 to 12/31/2009...........    $ 9.98       $12.19       323,980
   01/01/2010 to 12/31/2010...........    $12.19       $13.37       293,556
   01/01/2011 to 12/31/2011...........    $13.37       $13.42       234,239
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.70         4,032
   01/01/2004 to 12/31/2004...........    $10.70       $12.00        45,483
   01/01/2005 to 12/31/2005...........    $12.00       $12.46        83,646
   01/01/2006 to 12/31/2006...........    $12.46       $14.87        99,807
   01/01/2007 to 12/31/2007...........    $14.87       $14.11        94,095
   01/01/2008 to 12/31/2008...........    $14.11       $ 8.07        90,687
   01/01/2009 to 12/31/2009...........    $ 8.07       $ 9.83        90,715
   01/01/2010 to 12/31/2010...........    $ 9.83       $10.96        80,823
   01/01/2011 to 12/31/2011...........    $10.96       $10.60        55,878
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.35         7,131
   01/01/2004 to 12/31/2004...........    $10.35       $11.06        85,967
   01/01/2005 to 12/31/2005...........    $11.06       $10.40       137,577
   01/01/2006 to 12/31/2006...........    $10.40       $10.88       148,189
   01/01/2007 to 12/31/2007...........    $10.88       $11.73       170,413
   01/01/2008 to 12/31/2008...........    $11.73       $11.26       149,809
   01/01/2009 to 12/31/2009...........    $11.26       $12.43       146,385
   01/01/2010 to 12/31/2010...........    $12.43       $12.93       116,874
   01/01/2011 to 12/31/2011...........    $12.93       $13.25        78,444
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.27         7,530
   01/01/2004 to 12/31/2004...........    $10.27       $10.69        21,990
   01/01/2005 to 12/31/2005...........    $10.69       $12.25        33,467
   01/01/2006 to 12/31/2006...........    $12.25       $12.73       105,076
   01/01/2007 to 12/31/2007...........    $12.73       $13.56       118,462
   01/01/2008 to 12/31/2008...........    $13.56       $ 7.93       111,451
   01/01/2009 to 12/31/2009...........    $ 7.93       $11.97       132,142
   01/01/2010 to 12/31/2010...........    $11.97       $13.64       103,846
   01/01/2011 to 12/31/2011...........    $13.64       $13.19        81,032

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.25         1,184
   01/01/2004 to 12/31/2004...........    $11.25       $14.52        15,011
   01/01/2005 to 12/31/2005...........    $14.52       $18.78        25,941
   01/01/2006 to 12/31/2006...........    $18.78       $21.41        22,706
   01/01/2007 to 12/31/2007...........    $21.41       $29.60        27,442
   01/01/2008 to 12/31/2008...........    $29.60       $14.56        37,235
   01/01/2009 to 12/31/2009...........    $14.56       $21.40        53,890
   01/01/2010 to 12/31/2010...........    $21.40       $25.37        43,500
   01/01/2011 to 12/31/2011...........    $25.37       $21.24        31,396
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00             0
   01/01/2006 to 12/31/2006...........    $10.00       $11.38       123,099
   01/01/2007 to 12/31/2007...........    $11.38       $12.27       125,079
   01/01/2008 to 12/31/2008...........    $12.27       $ 6.96       206,906
   01/01/2009 to 12/31/2009...........    $ 6.96       $ 8.80       394,247
   01/01/2010 to 12/31/2010...........    $ 8.80       $ 9.93       269,526
   01/01/2011 to 12/31/2011...........    $ 9.93       $ 9.43       204,964
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.98         7,051
   01/01/2008 to 12/31/2008...........    $ 9.98       $ 9.31        52,637
   01/01/2009 to 12/31/2009...........    $ 9.31       $10.23        45,898
   01/01/2010 to 12/31/2010...........    $10.23       $10.85        34,425
   01/01/2011 to 12/31/2011...........    $10.85       $11.32        28,198
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.44         8,175
   01/01/2006 to 12/31/2006...........    $11.44       $12.50         8,840
   01/01/2007 to 12/31/2007...........    $12.50       $13.66         8,408
   01/01/2008 to 12/31/2008...........    $13.66       $ 7.91         7,075
   01/01/2009 to 12/31/2009...........    $ 7.91       $10.88         9,801
   01/01/2010 to 07/16/2010...........    $10.88       $10.66             0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004...........        --       $12.26        14,337
   01/01/2005 to 12/31/2005...........    $12.26       $14.00         7,288
   01/01/2006 to 12/31/2006...........    $14.00       $16.96         8,003
   01/01/2007 to 12/31/2007...........    $16.96       $19.19        16,047
   01/01/2008 to 12/31/2008...........    $19.19       $11.05        10,035
   01/01/2009 to 12/31/2009...........    $11.05       $12.61        13,593
   01/01/2010 to 07/16/2010...........    $12.61       $11.98             0
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004...........        --       $11.04         1,787
   01/01/2005 to 12/31/2005...........    $11.04       $11.28           879
   01/01/2006 to 12/31/2006...........    $11.28       $11.77         1,766
   01/01/2007 to 12/31/2007...........    $11.77       $12.96         2,907
   01/01/2008 to 12/31/2008...........    $12.96       $ 9.29         1,229
   01/01/2009 to 12/31/2009...........    $ 9.29       $13.16         3,811
   01/01/2010 to 07/16/2010...........    $13.16       $12.29             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.12         6,549
   01/01/2009 to 12/31/2009...........    $ 6.12       $ 7.75        27,318
   01/01/2010 to 12/31/2010...........    $ 7.75       $ 9.08        17,408
   01/01/2011 to 12/31/2011...........    $ 9.08       $ 7.96        13,665
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.65       138,038
   01/01/2009 to 12/31/2009...........    $ 6.65       $ 8.50       374,992
   01/01/2010 to 12/31/2010...........    $ 8.50       $ 9.23       221,109
   01/01/2011 to 12/31/2011...........    $ 9.23       $ 8.93       181,018
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.85           927
   01/01/2005 to 12/31/2005...........    $11.85       $12.85         4,886
   01/01/2006 to 12/31/2006...........    $12.85       $17.51        13,453
   01/01/2007 to 12/31/2007...........    $17.51       $19.52        17,465
   01/01/2008 to 12/31/2008...........    $19.52       $10.99        19,024
   01/01/2009 to 12/31/2009...........    $10.99       $15.26        19,067
   01/01/2010 to 12/31/2010...........    $15.26       $16.47        11,878
   01/01/2011 to 12/31/2011...........    $16.47       $14.99         8,101
INVESCO V.I. CAPITAL DEVELOPMENT FUND
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.17         6,060
INVESCO V.I. DIVIDEND GROWTH FUND
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.12         5,077
INVESCO V.I. DYNAMICS FUND
   01/01/2004 to 12/31/2004...........        --       $11.76         7,898
   01/01/2005 to 12/31/2005...........    $11.76       $12.82         9,720
   01/01/2006 to 12/31/2006...........    $12.82       $14.64        10,158
   01/01/2007 to 12/31/2007...........    $14.64       $16.16        11,151
   01/01/2008 to 12/31/2008...........    $16.16       $ 8.26         9,152
   01/01/2009 to 12/31/2009...........    $ 8.26       $11.58        12,445
   01/01/2010 to 12/31/2010...........    $11.58       $14.10         9,416
   01/01/2011 to 04/29/2011...........    $14.10       $15.71             0
INVESCO V.I. FINANCIAL SERVICES FUND
   01/01/2004 to 12/31/2004...........        --       $11.20         4,380
   01/01/2005 to 12/31/2005...........    $11.20       $11.68         3,062
   01/01/2006 to 12/31/2006...........    $11.68       $13.38         9,961
   01/01/2007 to 12/31/2007...........    $13.38       $10.24         3,643
   01/01/2008 to 12/31/2008...........    $10.24       $ 4.09        10,034
   01/01/2009 to 12/31/2009...........    $ 4.09       $ 5.12        15,291
   01/01/2010 to 12/31/2010...........    $ 5.12       $ 5.56        25,969
   01/01/2011 to 04/29/2011...........    $ 5.56       $ 5.87             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. GLOBAL HEALTH CARE FUND
   01/01/2003 to 12/31/2003...........        --       $10.87         1,773
   01/01/2004 to 12/31/2004...........    $10.87       $11.50         8,859
   01/01/2005 to 12/31/2005...........    $11.50       $12.24        11,168
   01/01/2006 to 12/31/2006...........    $12.24       $12.68        14,983
   01/01/2007 to 12/31/2007...........    $12.68       $13.95        11,030
   01/01/2008 to 12/31/2008...........    $13.95       $ 9.80        10,877
   01/01/2009 to 12/31/2009...........    $ 9.80       $12.31        13,730
   01/01/2010 to 12/31/2010...........    $12.31       $12.76        10,647
   01/01/2011 to 12/31/2011...........    $12.76       $13.05         6,015
INVESCO V.I. TECHNOLOGY FUND
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.22             0
   01/01/2009 to 12/31/2009...........    $ 6.22       $ 9.63             0
   01/01/2010 to 12/31/2010...........    $ 9.63       $11.50             0
   01/01/2011 to 12/31/2011...........    $11.50       $10.74             0
NVIT DEVELOPING MARKETS FUND
   01/01/2003 to 12/31/2003...........        --       $10.90         1,863
   01/01/2004 to 12/31/2004...........    $10.90       $12.85        31,734
   01/01/2005 to 12/31/2005...........    $12.85       $16.62        32,942
   01/01/2006 to 12/31/2006...........    $16.62       $22.02        43,786
   01/01/2007 to 12/31/2007...........    $22.02       $31.09        34,999
   01/01/2008 to 12/31/2008...........    $31.09       $12.89        25,873
   01/01/2009 to 12/31/2009...........    $12.89       $20.58        42,397
   01/01/2010 to 12/31/2010...........    $20.58       $23.52        26,157
   01/01/2011 to 12/31/2011...........    $23.52       $17.96        15,165
PROFUND VP ASIA 30
   01/01/2004 to 12/31/2004...........        --       $10.22         7,026
   01/01/2005 to 12/31/2005...........    $10.22       $12.02         8,576
   01/01/2006 to 12/31/2006...........    $12.02       $16.47        13,447
   01/01/2007 to 12/31/2007...........    $16.47       $23.94        11,166
   01/01/2008 to 12/31/2008...........    $23.94       $11.59         6,883
   01/01/2009 to 12/31/2009...........    $11.59       $17.58         9,093
   01/01/2010 to 12/31/2010...........    $17.58       $19.70         4,317
   01/01/2011 to 12/31/2011...........    $19.70       $14.15         4,693
PROFUND VP BANKS
   01/01/2004 to 12/31/2004...........        --       $11.67         2,773
   01/01/2005 to 12/31/2005...........    $11.67       $11.47         4,825
   01/01/2006 to 12/31/2006...........    $11.47       $13.03           398
   01/01/2007 to 12/31/2007...........    $13.03       $ 9.32           398
   01/01/2008 to 12/31/2008...........    $ 9.32       $ 4.87         4,277
   01/01/2009 to 12/31/2009...........    $ 4.87       $ 4.59         3,340
   01/01/2010 to 12/31/2010...........    $ 4.59       $ 4.89         1,217
   01/01/2011 to 12/31/2011...........    $ 4.89       $ 3.52             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BASIC MATERIALS
   01/01/2004 to 12/31/2004...........        --       $12.54         9,417
   01/01/2005 to 12/31/2005...........    $12.54       $12.64        12,312
   01/01/2006 to 12/31/2006...........    $12.64       $14.36         7,803
   01/01/2007 to 12/31/2007...........    $14.36       $18.47        12,902
   01/01/2008 to 12/31/2008...........    $18.47       $ 8.83         6,953
   01/01/2009 to 12/31/2009...........    $ 8.83       $14.10         3,976
   01/01/2010 to 12/31/2010...........    $14.10       $18.00         7,372
   01/01/2011 to 12/31/2011...........    $18.00       $14.85         6,376
PROFUND VP BEAR
   01/01/2004 to 12/31/2004...........        --       $ 8.21         1,186
   01/01/2005 to 12/31/2005...........    $ 8.21       $ 7.97         2,883
   01/01/2006 to 12/31/2006...........    $ 7.97       $ 7.26         1,730
   01/01/2007 to 12/31/2007...........    $ 7.26       $ 7.18         3,914
   01/01/2008 to 12/31/2008...........    $ 7.18       $ 9.89        12,697
   01/01/2009 to 12/31/2009...........    $ 9.89       $ 7.02         7,977
   01/01/2010 to 12/31/2010...........    $ 7.02       $ 5.68         8,279
   01/01/2011 to 12/31/2011...........    $ 5.68       $ 5.09         2,693
PROFUND VP BULL
   01/01/2004 to 12/31/2004...........        --       $11.34        26,383
   01/01/2005 to 12/31/2005...........    $11.34       $11.47        60,761
   01/01/2006 to 12/31/2006...........    $11.47       $12.82        59,043
   01/01/2007 to 12/31/2007...........    $12.82       $13.07        22,313
   01/01/2008 to 12/31/2008...........    $13.07       $ 8.01        17,785
   01/01/2009 to 12/31/2009...........    $ 8.01       $ 9.80        44,539
   01/01/2010 to 12/31/2010...........    $ 9.80       $10.86        41,019
   01/01/2011 to 12/31/2011...........    $10.86       $10.69        34,482
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.49         3,092
   01/01/2005 to 12/31/2005...........    $11.49       $11.27         3,043
   01/01/2006 to 12/31/2006...........    $11.27       $12.49         9,978
   01/01/2007 to 12/31/2007...........    $12.49       $13.22         6,394
   01/01/2008 to 12/31/2008...........    $13.22       $ 9.53         1,922
   01/01/2009 to 12/31/2009...........    $ 9.53       $11.40             0
   01/01/2010 to 12/31/2010...........    $11.40       $13.17         1,231
   01/01/2011 to 12/31/2011...........    $13.17       $13.86         4,409
PROFUND VP CONSUMER SERVICES
   01/01/2004 to 12/31/2004...........        --       $10.78        10,848
   01/01/2005 to 12/31/2005...........    $10.78       $10.11         3,169
   01/01/2006 to 12/31/2006...........    $10.11       $11.14             0
   01/01/2007 to 12/31/2007...........    $11.14       $10.06           130
   01/01/2008 to 12/31/2008...........    $10.06       $ 6.79             0
   01/01/2009 to 12/31/2009...........    $ 6.79       $ 8.74           571
   01/01/2010 to 12/31/2010...........    $ 8.74       $10.44         9,836
   01/01/2011 to 12/31/2011...........    $10.44       $10.84         8,284

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP EUROPE 30
   01/01/2004 to 12/31/2004...........        --       $12.49         2,913
   01/01/2005 to 12/31/2005...........    $12.49       $13.29         1,041
   01/01/2006 to 12/31/2006...........    $13.29       $15.36         2,748
   01/01/2007 to 12/31/2007...........    $15.36       $17.32         7,697
   01/01/2008 to 12/31/2008...........    $17.32       $ 9.54         4,444
   01/01/2009 to 12/31/2009...........    $ 9.54       $12.42         9,731
   01/01/2010 to 12/31/2010...........    $12.42       $12.55        10,253
   01/01/2011 to 12/31/2011...........    $12.55       $11.25         5,470
PROFUND VP FINANCIALS
   01/01/2004 to 12/31/2004...........        --       $11.36         6,588
   01/01/2005 to 12/31/2005...........    $11.36       $11.62        14,486
   01/01/2006 to 12/31/2006...........    $11.62       $13.42         5,406
   01/01/2007 to 12/31/2007...........    $13.42       $10.68         4,772
   01/01/2008 to 12/31/2008...........    $10.68       $ 5.20         7,795
   01/01/2009 to 12/31/2009...........    $ 5.20       $ 5.88        20,607
   01/01/2010 to 12/31/2010...........    $ 5.88       $ 6.42        18,145
   01/01/2011 to 12/31/2011...........    $ 6.42       $ 5.44        21,432
PROFUND VP HEALTH CARE
   01/01/2004 to 12/31/2004...........        --       $10.74           490
   01/01/2005 to 12/31/2005...........    $10.74       $11.20         5,801
   01/01/2006 to 12/31/2006...........    $11.20       $11.60         5,233
   01/01/2007 to 12/31/2007...........    $11.60       $12.17         9,471
   01/01/2008 to 12/31/2008...........    $12.17       $ 9.07         1,966
   01/01/2009 to 12/31/2009...........    $ 9.07       $10.66         4,796
   01/01/2010 to 12/31/2010...........    $10.66       $10.79         6,837
   01/01/2011 to 12/31/2011...........    $10.79       $11.69        10,065
PROFUND VP INDUSTRIALS
   01/01/2004 to 12/31/2004...........        --       $12.18         6,290
   01/01/2005 to 12/31/2005...........    $12.18       $12.28         8,808
   01/01/2006 to 12/31/2006...........    $12.28       $13.49           527
   01/01/2007 to 12/31/2007...........    $13.49       $14.83         8,229
   01/01/2008 to 12/31/2008...........    $14.83       $ 8.68        12,907
   01/01/2009 to 12/31/2009...........    $ 8.68       $10.60        18,144
   01/01/2010 to 12/31/2010...........    $10.60       $12.91         6,521
   01/01/2011 to 12/31/2011...........    $12.91       $12.48         4,059

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP JAPAN
   01/01/2004 to 12/31/2004...........        --       $10.44         3,086
   01/01/2005 to 12/31/2005...........    $10.44       $14.56        19,238
   01/01/2006 to 12/31/2006...........    $14.56       $15.88         7,757
   01/01/2007 to 12/31/2007...........    $15.88       $14.06         2,371
   01/01/2008 to 12/31/2008...........    $14.06       $ 8.19            91
   01/01/2009 to 12/31/2009...........    $ 8.19       $ 8.89         3,813
   01/01/2010 to 12/31/2010...........    $ 8.89       $ 8.17         3,443
   01/01/2011 to 12/31/2011...........    $ 8.17       $ 6.55         1,896
PROFUND VP LARGE-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $10.38         1,497
   01/01/2005 to 12/31/2005...........    $10.38       $10.31         2,227
   01/01/2006 to 12/31/2006...........    $10.31       $11.06         1,785
   01/01/2007 to 12/31/2007...........    $11.06       $11.64         5,519
   01/01/2008 to 12/31/2008...........    $11.64       $ 7.38         1,354
   01/01/2009 to 12/31/2009...........    $ 7.38       $ 9.43         4,693
   01/01/2010 to 12/31/2010...........    $ 9.43       $10.50         5,066
   01/01/2011 to 12/31/2011...........    $10.50       $10.66         1,923
PROFUND VP LARGE-CAP VALUE
   01/01/2005 to 12/31/2005...........    $10.37       $10.51         2,824
   01/01/2006 to 12/31/2006...........    $10.51       $12.27        39,582
   01/01/2007 to 12/31/2007...........    $12.27       $12.09         8,880
   01/01/2008 to 12/31/2008...........    $12.09       $ 7.09        51,906
   01/01/2009 to 12/31/2009...........    $ 7.09       $ 8.33         2,916
   01/01/2010 to 12/31/2010...........    $ 8.33       $ 9.25         3,895
   01/01/2011 to 12/31/2011...........    $ 9.25       $ 8.99         1,548
PROFUND VP MID-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $11.21         2,696
   01/01/2005 to 12/31/2005...........    $11.21       $12.27        34,265
   01/01/2006 to 12/31/2006...........    $12.27       $12.55            57
   01/01/2007 to 12/31/2007...........    $12.55       $13.80           576
   01/01/2008 to 12/31/2008...........    $13.80       $ 8.31           633
   01/01/2009 to 12/31/2009...........    $ 8.31       $11.31         1,388
   01/01/2010 to 12/31/2010...........    $11.31       $14.29         2,139
   01/01/2011 to 12/31/2011...........    $14.29       $13.66         5,394
PROFUND VP MID-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $12.30         3,276
   01/01/2005 to 12/31/2005...........    $12.30       $13.18         7,951
   01/01/2006 to 12/31/2006...........    $13.18       $14.56         6,924
   01/01/2007 to 12/31/2007...........    $14.56       $14.47         9,435
   01/01/2008 to 12/31/2008...........    $14.47       $ 9.07         1,227
   01/01/2009 to 12/31/2009...........    $ 9.07       $11.68           814
   01/01/2010 to 12/31/2010...........    $11.68       $13.84         1,902
   01/01/2011 to 12/31/2011...........    $13.84       $13.08         2,591

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP NASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $11.00        32,794
   01/01/2005 to 12/31/2005...........    $11.00       $10.85         8,721
   01/01/2006 to 12/31/2006...........    $10.85       $11.26         8,353
   01/01/2007 to 12/31/2007...........    $11.26       $13.03        21,668
   01/01/2008 to 12/31/2008...........    $13.03       $ 7.37         1,905
   01/01/2009 to 12/31/2009...........    $ 7.37       $11.03         4,571
   01/01/2010 to 12/31/2010...........    $11.03       $12.83         5,562
   01/01/2011 to 12/31/2011...........    $12.83       $12.81        13,866
PROFUND VP OIL & GAS
   01/01/2004 to 12/31/2004...........        --       $13.91         8,976
   01/01/2005 to 12/31/2005...........    $13.91       $17.98        13,884
   01/01/2006 to 12/31/2006...........    $17.98       $21.34         9,422
   01/01/2007 to 12/31/2007...........    $21.34       $27.81        11,547
   01/01/2008 to 12/31/2008...........    $27.81       $17.26         5,186
   01/01/2009 to 12/31/2009...........    $17.26       $19.61         8,943
   01/01/2010 to 12/31/2010...........    $19.61       $22.72         6,360
   01/01/2011 to 12/31/2011...........    $22.72       $22.86         1,357
PROFUND VP PHARMACEUTICALS
   01/01/2003 to 12/31/2003...........        --       $10.65           955
   01/01/2004 to 12/31/2004...........    $10.65       $ 9.51         2,904
   01/01/2005 to 12/31/2005...........    $ 9.51       $ 9.00         1,425
   01/01/2006 to 12/31/2006...........    $ 9.00       $ 9.94           698
   01/01/2007 to 12/31/2007...........    $ 9.94       $10.01           253
   01/01/2008 to 12/31/2008...........    $10.01       $ 7.93         2,866
   01/01/2009 to 12/31/2009...........    $ 7.93       $ 9.12         1,521
   01/01/2010 to 12/31/2010...........    $ 9.12       $ 9.01         1,131
   01/01/2011 to 12/31/2011...........    $ 9.01       $10.30         5,129
PROFUND VP PRECIOUS METALS
   01/01/2004 to 12/31/2004...........        --       $10.26         5,163
   01/01/2005 to 12/31/2005...........    $10.26       $12.75        26,892
   01/01/2006 to 12/31/2006...........    $12.75       $13.47         9,865
   01/01/2007 to 12/31/2007...........    $13.47       $16.23        18,223
   01/01/2008 to 12/31/2008...........    $16.23       $11.06        17,953
   01/01/2009 to 12/31/2009...........    $11.06       $14.72        20,089
   01/01/2010 to 12/31/2010...........    $14.72       $19.26        10,138
   01/01/2011 to 12/31/2011...........    $19.26       $15.31         6,979
PROFUND VP REAL ESTATE
   01/01/2004 to 12/31/2004...........        --       $13.17         9,348
   01/01/2005 to 12/31/2005...........    $13.17       $13.83        13,090
   01/01/2006 to 12/31/2006...........    $13.83       $18.03         5,991
   01/01/2007 to 12/31/2007...........    $18.03       $14.26         2,252
   01/01/2008 to 12/31/2008...........    $14.26       $ 8.24         2,928
   01/01/2009 to 12/31/2009...........    $ 8.24       $10.38         8,010
   01/01/2010 to 12/31/2010...........    $10.38       $12.73         1,039
   01/01/2011 to 12/31/2011...........    $12.73       $13.12           962

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2004 to 12/31/2004...........        --       $ 8.37        25,505
   01/01/2005 to 12/31/2005...........    $ 8.37       $ 7.59        28,209
   01/01/2006 to 12/31/2006...........    $ 7.59       $ 8.23        33,149
   01/01/2007 to 12/31/2007...........    $ 8.23       $ 7.67        30,227
   01/01/2008 to 12/31/2008...........    $ 7.67       $ 4.68        10,216
   01/01/2009 to 12/31/2009...........    $ 4.68       $ 6.09        11,460
   01/01/2010 to 12/31/2010...........    $ 6.09       $ 5.03        30,580
   01/01/2011 to 12/31/2011...........    $ 5.03       $ 3.10        27,125
PROFUND VP SHORT NASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $ 8.31           265
   01/01/2005 to 12/31/2005...........    $ 8.31       $ 8.25         3,795
   01/01/2006 to 12/31/2006...........    $ 8.25       $ 8.00           406
   01/01/2007 to 12/31/2007...........    $ 8.00       $ 6.96           406
   01/01/2008 to 12/31/2008...........    $ 6.96       $10.15         3,718
   01/01/2009 to 12/31/2009...........    $10.15       $ 5.93         1,306
   01/01/2010 to 12/31/2010...........    $ 5.93       $ 4.60         1,660
   01/01/2011 to 12/31/2011...........    $ 4.60       $ 4.05         2,192
PROFUND VP SMALL-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $12.32        14,604
   01/01/2005 to 12/31/2005...........    $12.32       $13.04         6,118
   01/01/2006 to 12/31/2006...........    $13.04       $13.95         1,626
   01/01/2007 to 12/31/2007...........    $13.95       $14.28         2,511
   01/01/2008 to 12/31/2008...........    $14.28       $ 9.27        20,762
   01/01/2009 to 12/31/2009...........    $ 9.27       $11.51         3,696
   01/01/2010 to 12/31/2010...........    $11.51       $14.23        12,243
   01/01/2011 to 12/31/2011...........    $14.23       $14.19        15,309
PROFUND VP SMALL-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $12.63        18,991
   01/01/2005 to 12/31/2005...........    $12.63       $12.92         9,891
   01/01/2006 to 12/31/2006...........    $12.92       $14.93         6,236
   01/01/2007 to 12/31/2007...........    $14.93       $13.63        10,157
   01/01/2008 to 12/31/2008...........    $13.63       $ 9.30        20,085
   01/01/2009 to 12/31/2009...........    $ 9.30       $11.02         6,302
   01/01/2010 to 12/31/2010...........    $11.02       $13.24        15,643
   01/01/2011 to 12/31/2011...........    $13.24       $12.49        19,395
PROFUND VP TELECOMMUNICATIONS
   01/01/2004 to 12/31/2004...........        --       $12.64         3,263
   01/01/2005 to 12/31/2005...........    $12.64       $11.61         1,269
   01/01/2006 to 12/31/2006...........    $11.61       $15.34         2,057
   01/01/2007 to 12/31/2007...........    $15.34       $16.36         2,399
   01/01/2008 to 12/31/2008...........    $16.36       $10.56             9
   01/01/2009 to 12/31/2009...........    $10.56       $11.15         1,117
   01/01/2010 to 12/31/2010...........    $11.15       $12.69         4,645
   01/01/2011 to 12/31/2011...........    $12.69       $12.72         1,049

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2004 to 12/31/2004...........        --       $10.89         3,036
   01/01/2005 to 12/31/2005...........    $10.89       $11.68        14,284
   01/01/2006 to 12/31/2006...........    $11.68       $10.97         1,933
   01/01/2007 to 12/31/2007...........    $10.97       $11.89        11,641
   01/01/2008 to 12/31/2008...........    $11.89       $17.51         9,861
   01/01/2009 to 12/31/2009...........    $17.51       $11.61         4,474
   01/01/2010 to 12/31/2010...........    $11.61       $12.58        11,439
   01/01/2011 to 12/31/2011...........    $12.58       $17.77         6,854
PROFUND VP ULTRAMID-CAP
   01/01/2004 to 12/31/2004...........        --       $13.97         4,794
   01/01/2005 to 12/31/2005...........    $13.97       $16.20        18,995
   01/01/2006 to 12/31/2006...........    $16.20       $17.64         4,300
   01/01/2007 to 12/31/2007...........    $17.64       $18.39         8,227
   01/01/2008 to 12/31/2008...........    $18.39       $ 5.89         6,620
   01/01/2009 to 12/31/2009...........    $ 5.89       $ 9.60        19,092
   01/01/2010 to 12/31/2010...........    $ 9.60       $14.14        12,574
   01/01/2011 to 12/31/2011...........    $14.14       $12.02         2,773
PROFUND VP UTILITIES
   01/01/2004 to 12/31/2004...........        --       $12.61         7,469
   01/01/2005 to 12/31/2005...........    $12.61       $14.03         5,962
   01/01/2006 to 12/31/2006...........    $14.03       $16.46        13,910
   01/01/2007 to 12/31/2007...........    $16.46       $18.75        15,180
   01/01/2008 to 12/31/2008...........    $18.75       $12.79         6,363
   01/01/2009 to 12/31/2009...........    $12.79       $13.93         3,187
   01/01/2010 to 12/31/2010...........    $13.93       $14.53         6,756
   01/01/2011 to 12/31/2011...........    $14.53       $16.80         8,441
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.53            89
   01/01/2005 to 12/31/2005...........    $10.53       $12.06         8,318
   01/01/2006 to 12/31/2006...........    $12.06       $14.36         6,918
   01/01/2007 to 12/31/2007...........    $14.36       $16.89         2,306
   01/01/2008 to 12/31/2008...........    $16.89       $ 8.26         1,356
   01/01/2009 to 12/31/2009...........    $ 8.26       $11.15         1,128
   01/01/2010 to 12/31/2010...........    $11.15       $12.51           775
   01/01/2011 to 12/31/2011...........    $12.51       $10.47           327
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.75         5,280
   01/01/2005 to 12/31/2005...........    $10.75       $11.02        13,260
   01/01/2006 to 12/31/2006...........    $11.02       $11.16         3,334
   01/01/2007 to 12/31/2007...........    $11.16       $11.44         2,365
   01/01/2008 to 12/31/2008...........    $11.44       $ 8.11         4,582
   01/01/2009 to 12/31/2009...........    $ 8.11       $ 9.08         9,640
   01/01/2010 to 12/31/2010...........    $ 9.08       $10.66         7,158
   01/01/2011 to 12/31/2011...........    $10.66       $11.39         5,246

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.33       142,741
   01/01/2005 to 12/31/2005...........    $11.33       $11.95       274,737
   01/01/2006 to 12/31/2006...........    $11.95       $13.12       299,778
   01/01/2007 to 12/31/2007...........    $13.12       $14.13       153,502
   01/01/2008 to 12/31/2008...........    $14.13       $ 7.67       107,997
   01/01/2009 to 12/31/2009...........    $ 7.67       $ 8.53       101,931
   01/01/2010 to 12/31/2010...........    $ 8.53       $10.00        80,888
   01/01/2011 to 12/31/2011...........    $10.00       $ 9.67        66,037
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.48         4,769
   01/01/2005 to 12/31/2005...........    $10.48       $ 9.99         5,053
   01/01/2006 to 12/31/2006...........    $ 9.99       $12.34        11,472
   01/01/2007 to 12/31/2007...........    $12.34       $12.22        15,940
   01/01/2008 to 12/31/2008...........    $12.22       $ 8.60        11,305
   01/01/2009 to 12/31/2009...........    $ 8.60       $ 9.64         4,161
   01/01/2010 to 12/31/2010...........    $ 9.64       $11.07         6,480
   01/01/2011 to 12/31/2011...........    $11.07       $11.74         3,363
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.76        76,871
   01/01/2006 to 12/31/2006...........    $ 9.76       $11.35       120,117
   01/01/2007 to 12/31/2007...........    $11.35       $11.29        85,779
   01/01/2008 to 12/31/2008...........    $11.29       $ 6.61        83,706
   01/01/2009 to 12/31/2009...........    $ 6.61       $ 7.42        79,201
   01/01/2010 to 12/31/2010...........    $ 7.42       $ 8.50        76,521
   01/01/2011 to 12/31/2011...........    $ 8.50       $ 8.87        61,687
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2003 to 12/31/2003...........        --       $10.23       314,757
   01/01/2004 to 12/31/2004...........    $10.23       $11.74         2,400
   01/01/2005 to 12/31/2005...........    $11.74       $12.17         8,870
   01/01/2006 to 12/31/2006...........    $12.17       $14.20         3,905
   01/01/2007 to 12/31/2007...........    $14.20       $14.37         2,973
   01/01/2008 to 12/31/2008...........    $14.37       $ 8.98         3,604
   01/01/2009 to 12/31/2009...........    $ 8.98       $10.33         5,138
   01/01/2010 to 07/16/2010...........    $10.33       $ 9.93             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.99       $14.51         9,049
   01/01/2011 to 12/31/2011...........    $14.51       $12.45         5,912

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 9.93       $11.57        2,189
   01/01/2011 to 12/31/2011...........    $11.57       $11.14        1,907
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.29       $15.51        4,753
   01/01/2011 to 12/31/2011...........    $15.51       $14.44        2,595
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.25        8,601
   01/01/2011 to 12/31/2011...........    $12.25       $11.53        2,743

* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HAV 40 BPS (1.65%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/01/2009 to 12/31/2009...........    $10.26       $12.70         686,444
   01/01/2010 to 12/31/2010...........    $12.70       $14.53         627,620
   01/01/2011 to 12/31/2011...........    $14.53       $14.69       1,447,058
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.93       $ 9.70     107,441,591
   01/01/2010 to 12/31/2010...........    $ 9.70       $10.68     133,580,486
   01/01/2011 to 12/31/2011...........    $10.68       $10.22     102,346,558
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.93       $ 9.84      54,720,347
   01/01/2010 to 12/31/2010...........    $ 9.84       $11.00      68,974,007
   01/01/2011 to 12/31/2011...........    $11.00       $10.83      55,424,347
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.05       $ 9.99       4,930,435
   01/01/2010 to 12/31/2010...........    $ 9.99       $11.18       6,178,407
   01/01/2011 to 12/31/2011...........    $11.18       $11.39       5,937,210
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.26       $ 9.95      97,458,970
   01/01/2010 to 12/31/2010...........    $ 9.95       $10.99     124,066,065
   01/01/2011 to 12/31/2011...........    $10.99       $10.67      99,522,684
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.17       2,940,794

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.09       $11.51       3,294,871
   01/01/2010 to 12/31/2010...........    $11.51       $12.73       3,942,580
   01/01/2011 to 12/31/2011...........    $12.73       $12.46       3,528,509
AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009...........    $ 9.96       $10.02               0
   01/01/2010 to 12/31/2010...........    $10.02       $10.78               0
   01/01/2011 to 12/31/2011...........    $10.78       $11.28               0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........    $ 9.69       $ 9.39               0
   01/01/2010 to 12/31/2010...........    $ 9.39       $10.21               0
   01/01/2011 to 12/31/2011...........    $10.21       $11.01               0
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.78          13,765
   01/01/2011 to 12/31/2011...........    $10.78       $11.81          45,769
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........    $ 9.92       $ 9.70               0
   01/01/2010 to 12/31/2010...........    $ 9.70       $10.61               0
   01/01/2011 to 12/31/2011...........    $10.61       $11.85               0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........    $ 9.91       $ 9.60               0
   01/01/2010 to 12/31/2010...........    $ 9.60       $10.52               0
   01/01/2011 to 12/31/2011...........    $10.52       $12.00               0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........    $ 9.38       $ 8.80               0
   01/01/2010 to 12/31/2010...........    $ 8.80       $ 9.68               0
   01/01/2011 to 12/31/2011...........    $ 9.68       $11.30               0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $11.03               0
   01/01/2011 to 12/31/2011...........    $11.03       $13.04               0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.04               0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.74       $ 9.52     118,425,926
   01/01/2010 to 12/31/2010...........    $ 9.52       $10.62     141,306,019
   01/01/2011 to 12/31/2011...........    $10.62       $10.19     100,099,910

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.43       $ 9.15      23,955,044
   01/01/2010 to 12/31/2010...........    $ 9.15       $10.29      36,192,438
   01/01/2011 to 12/31/2011...........    $10.29       $ 9.88      25,866,646
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.28       $ 8.68      39,406,298
   01/01/2010 to 12/31/2010...........    $ 8.68       $ 9.55      54,818,248
   01/01/2011 to 12/31/2011...........    $ 9.55       $ 9.23      46,132,040
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $12.11       $18.32       2,154,565
   01/01/2010 to 12/31/2010...........    $18.32       $23.19       2,674,245
   01/01/2011 to 12/31/2011...........    $23.19       $24.31       2,210,944
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.08       $14.46       3,702,808
   01/01/2010 to 12/31/2010...........    $14.46       $18.85       4,200,876
   01/01/2011 to 12/31/2011...........    $18.85       $16.11       4,029,967
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.13       $ 8.54      18,482,649
   01/01/2010 to 12/31/2010...........    $ 8.54       $ 9.51      20,766,873
   01/01/2011 to 12/31/2011...........    $ 9.51       $ 9.13      15,624,739
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.20       $ 8.87      54,387,061
   01/01/2010 to 12/31/2010...........    $ 8.87       $ 9.97      68,927,498
   01/01/2011 to 12/31/2011...........    $ 9.97       $ 9.66      53,951,634
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.80       $ 8.30      93,813,703
   01/01/2010 to 12/31/2010...........    $ 8.30       $ 9.71     115,827,900
   01/01/2011 to 12/31/2011...........    $ 9.71       $ 8.96      75,603,365
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.73       $ 8.12       1,148,210
   01/01/2010 to 12/31/2010...........    $ 8.12       $ 9.60       2,343,259
   01/01/2011 to 12/31/2011...........    $ 9.60       $ 8.97       1,365,221
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.00       $10.25       5,358,114
   01/01/2010 to 12/31/2010...........    $10.25       $11.12       5,307,161
   01/01/2011 to 12/31/2011...........    $11.12       $10.51       3,678,070

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.97       $ 9.63      15,821,358
   01/01/2010 to 12/31/2010...........    $ 9.63       $10.69      15,820,580
   01/01/2011 to 12/31/2011...........    $10.69       $ 9.94      12,948,030
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $13.42       5,868,356
   01/01/2010 to 12/31/2010...........    $13.42       $15.82       6,728,348
   01/01/2011 to 12/31/2011...........    $15.82       $15.10       4,560,864
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.81       $15.19       2,182,014
   01/01/2010 to 12/31/2010...........    $15.19       $18.93       3,471,178
   01/01/2011 to 12/31/2011...........    $18.93       $18.86       2,549,765
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.75       $13.47      13,509,194
   01/01/2010 to 12/31/2010...........    $13.47       $15.04      12,605,729
   01/01/2011 to 12/31/2011...........    $15.04       $15.26      11,922,775
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.07       $ 8.65      25,271,257
   01/01/2010 to 12/31/2010...........    $ 8.65       $ 9.68      38,344,545
   01/01/2011 to 12/31/2011...........    $ 9.68       $ 9.47      31,542,321
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.75       $ 9.20      36,241,046
   01/01/2010 to 12/31/2010...........    $ 9.20       $10.10      50,682,089
   01/01/2011 to 12/31/2011...........    $10.10       $ 9.88      43,785,652
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $12.13       $15.91       6,854,079
   01/01/2010 to 12/31/2010...........    $15.91       $17.92       7,241,298
   01/01/2011 to 12/31/2011...........    $17.92       $15.34       5,734,722
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.35       $14.74       3,492,926
   01/01/2010 to 12/31/2010...........    $14.74       $16.10       3,649,081
   01/01/2011 to 12/31/2011...........    $16.10       $13.85       2,916,031
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.78       $11.75      45,976,810
   01/01/2010 to 12/31/2010...........    $11.75       $12.80      22,040,989
   01/01/2011 to 12/31/2011...........    $12.80       $14.16     215,533,382
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.80       $12.54      46,430,018
   01/01/2010 to 12/31/2010...........    $12.54       $13.23      46,748,068
   01/01/2011 to 12/31/2011...........    $13.23       $13.05      38,241,675

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29         141,417
   01/01/2010 to 12/31/2010...........    $10.29       $11.27         473,823
   01/01/2011 to 12/31/2011...........    $11.27       $11.15         755,324
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30          58,774
   01/01/2010 to 12/31/2010...........    $10.30       $11.52         748,340
   01/01/2011 to 12/31/2011...........    $11.52       $10.67         655,241
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.30       $13.86       5,086,873
   01/01/2010 to 12/31/2010...........    $13.86       $14.60       5,905,133
   01/01/2011 to 12/31/2011...........    $14.60       $13.05       4,359,903
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.92       $ 8.78       5,087,827
   01/01/2010 to 12/31/2010...........    $ 8.78       $ 9.78       5,307,829
   01/01/2011 to 12/31/2011...........    $ 9.78       $ 9.21       4,698,568
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.37       $13.73      10,096,051
   01/01/2010 to 12/31/2010...........    $13.73       $15.32       8,604,037
   01/01/2011 to 12/31/2011...........    $15.32       $16.60       9,200,629
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.52       $10.86      17,250,307
   01/01/2010 to 12/31/2010...........    $10.86       $12.79      17,364,094
   01/01/2011 to 12/31/2011...........    $12.79       $12.47      14,080,420
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.55       $15.37       2,567,781
   01/01/2010 to 12/31/2010...........    $15.37       $16.94       3,612,405
   01/01/2011 to 12/31/2011...........    $16.94       $16.14       3,114,124
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.02       $ 9.75       4,944,538
   01/01/2010 to 12/31/2010...........    $ 9.75       $10.82       5,238,425
   01/01/2011 to 12/31/2011...........    $10.82       $10.57       4,289,955
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.11       $12.11       2,137,413
   01/01/2010 to 12/31/2010...........    $12.11       $14.72       2,978,973
   01/01/2011 to 12/31/2011...........    $14.72       $13.98       2,405,087

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.53       $10.42      66,786,776
   01/01/2010 to 12/31/2010...........    $10.42       $10.25      50,307,852
   01/01/2011 to 12/31/2011...........    $10.25       $10.09      50,902,069
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.22       $13.88       5,689,131
   01/01/2010 to 12/31/2010...........    $13.88       $16.85       5,901,157
   01/01/2011 to 12/31/2011...........    $16.85       $16.16       4,911,194
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.07         577,115
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.38       $11.65       4,022,837
   05/01/2009 to 12/31/2009...........    $ 9.38       $11.65       4,022,837
   01/01/2010 to 12/31/2010...........    $11.65       $14.75       5,702,161
   01/01/2010 to 12/31/2010...........    $11.65       $14.75       5,702,161
   01/01/2011 to 12/31/2011...........    $14.75       $14.75       4,466,247
   01/01/2011 to 12/31/2011...........    $14.75       $14.75       4,466,247
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.18       $ 9.97       1,585,215
   01/01/2010 to 12/31/2010...........    $ 9.97       $11.79       2,045,616
   01/01/2011 to 04/29/2011...........    $11.79       $13.23               0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.19       $ 9.13       6,599,316
   01/01/2010 to 12/31/2010...........    $ 9.13       $10.98      11,156,029
   01/01/2011 to 12/31/2011...........    $10.98       $ 8.61       6,749,550
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.58       $12.19      19,779,745
   01/01/2010 to 12/31/2010...........    $12.19       $12.46      20,255,855
   01/01/2011 to 12/31/2011...........    $12.46       $12.53      18,155,075
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $12.29       $13.65      59,442,486
   01/01/2010 to 12/31/2010...........    $13.65       $14.46      75,211,006
   01/01/2011 to 12/31/2011...........    $14.46       $14.67      60,233,010
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.17       $10.65      82,197,582
   01/01/2010 to 12/31/2010...........    $10.65       $11.58     100,001,194
   01/01/2011 to 12/31/2011...........    $11.58       $11.51      96,778,216

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.07         990,348
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.10       $ 9.05       3,372,332
   01/01/2010 to 12/31/2010...........    $ 9.05       $10.24       3,360,531
   01/01/2011 to 12/31/2011...........    $10.24       $10.42       3,055,694
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.90         201,672
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.51       $11.72      33,399,889
   01/01/2010 to 12/31/2010...........    $11.72       $12.89      55,550,099
   01/01/2011 to 12/31/2011...........    $12.89       $12.25      42,779,977
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.75       $ 8.88       2,524,147
   01/01/2010 to 12/31/2010...........    $ 8.88       $11.91       4,648,452
   01/01/2011 to 12/31/2011...........    $11.91       $11.60       3,213,655
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.85       $14.11       6,242,625
   01/01/2010 to 12/31/2010...........    $14.11       $17.49       6,195,308
   01/01/2011 to 12/31/2011...........    $17.49       $16.17       5,166,090
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.59       $12.85      40,732,836
   01/01/2010 to 12/31/2010...........    $12.85       $14.09      53,827,291
   01/01/2011 to 12/31/2011...........    $14.09       $14.13      46,623,273
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.90       $10.13       3,572,238
   01/01/2010 to 12/31/2010...........    $10.13       $11.28       4,182,015
   01/01/2011 to 12/31/2011...........    $11.28       $10.91       3,313,597
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $13.56       $15.07       6,337,072
   01/01/2010 to 12/31/2010...........    $15.07       $15.67       7,114,847
   01/01/2011 to 12/31/2011...........    $15.67       $16.05       6,639,260
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.98       $10.54      10,159,519
   01/01/2010 to 12/31/2010...........    $10.54       $12.01      12,250,636
   01/01/2011 to 12/31/2011...........    $12.01       $11.61       9,294,364

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $17.84       $23.89       4,621,252
   01/01/2010 to 12/31/2010...........    $23.89       $28.31       5,827,673
   01/01/2011 to 12/31/2011...........    $28.31       $23.69       4,562,770
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.90       $ 8.78       9,942,981
   01/01/2010 to 12/31/2010...........    $ 8.78       $ 9.90      10,821,793
   01/01/2011 to 12/31/2011...........    $ 9.90       $ 9.40       9,943,871
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.46       $10.21      12,750,275
   01/01/2010 to 12/31/2010...........    $10.21       $10.83      17,651,916
   01/01/2011 to 12/31/2011...........    $10.83       $11.29      18,170,336
EVERGREEN VA GROWTH FUND
   05/01/2009 to 12/31/2009...........    $ 8.61       $10.86         554,304
   01/01/2010 to 07/16/2010...........    $10.86       $10.63               0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009...........    $11.02       $14.01         668,798
   01/01/2010 to 07/16/2010...........    $14.01       $13.31               0
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009...........    $10.31       $13.42         749,780
   01/01/2010 to 07/16/2010...........    $13.42       $12.54               0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.60       $ 7.38         331,489
   01/01/2010 to 12/31/2010...........    $ 7.38       $ 8.64         309,321
   01/01/2011 to 12/31/2011...........    $ 8.64       $ 7.57         380,808
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........    $ 6.65       $ 8.50      51,503,013
   01/01/2010 to 12/31/2010...........    $ 8.50       $ 9.21      75,249,224
   01/01/2011 to 12/31/2011...........    $ 9.21       $ 8.91      53,326,792
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.53       $15.21         835,629
   01/01/2010 to 12/31/2010...........    $15.21       $16.42         651,544
   01/01/2011 to 12/31/2011...........    $16.42       $14.94         542,156

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.17        387,650
INVESCO V.I. DIVIDEND GROWTH FUND
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.12        385,638
INVESCO V.I. DYNAMICS FUND
   05/01/2009 to 12/31/2009...........    $ 8.01       $10.52        430,777
   01/01/2010 to 12/31/2010...........    $10.52       $12.81        390,143
   01/01/2011 to 04/29/2011...........    $12.81       $14.27              0
INVESCO V.I. FINANCIAL SERVICES FUND
   05/01/2009 to 12/31/2009...........    $ 3.88       $ 5.44        779,148
   01/01/2010 to 12/31/2010...........    $ 5.44       $ 5.91        872,026
   01/01/2011 to 04/29/2011...........    $ 5.91       $ 6.23              0
INVESCO V.I. GLOBAL HEALTH CARE FUND
   05/01/2009 to 12/31/2009...........    $ 8.83       $11.35      1,181,689
   01/01/2010 to 12/31/2010...........    $11.35       $11.76        545,135
   01/01/2011 to 12/31/2011...........    $11.76       $12.02        524,638
INVESCO V.I. TECHNOLOGY FUND
   05/01/2009 to 12/31/2009...........    $ 5.95       $ 7.91        970,438
   01/01/2010 to 12/31/2010...........    $ 7.91       $ 9.44      1,132,899
   01/01/2011 to 12/31/2011...........    $ 9.44       $ 8.81        530,679
NASDAQ TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.61       $ 7.71        140,231
   01/01/2010 to 12/31/2010...........    $ 7.71       $ 9.89        511,072
   01/01/2011 to 12/31/2011...........    $ 9.89       $ 9.85        211,183
NVIT DEVELOPING MARKETS FUND
   05/01/2009 to 12/31/2009...........    $17.80       $25.59      2,133,897
   01/01/2010 to 12/31/2010...........    $25.59       $29.23      1,632,797
   01/01/2011 to 12/31/2011...........    $29.23       $22.31      1,023,231
PROFUND VP ASIA 30
   05/01/2009 to 12/31/2009...........    $15.32       $21.10      1,821,822
   01/01/2010 to 12/31/2010...........    $21.10       $23.64      1,172,241
   01/01/2011 to 12/31/2011...........    $23.64       $16.97        568,287
PROFUND VP BANKS
   05/01/2009 to 12/31/2009...........    $ 3.66       $ 4.70        746,620
   01/01/2010 to 12/31/2010...........    $ 4.70       $ 5.00        821,032
   01/01/2011 to 12/31/2011...........    $ 5.00       $ 3.60        310,912

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BASIC MATERIALS
   05/01/2009 to 12/31/2009...........    $ 9.43       $13.32      1,841,267
   01/01/2010 to 12/31/2010...........    $13.32       $16.99      1,479,120
   01/01/2011 to 12/31/2011...........    $16.99       $14.01        513,298
PROFUND VP BEAR
   05/01/2009 to 12/31/2009...........    $ 8.59       $ 6.35      1,995,516
   01/01/2010 to 12/31/2010...........    $ 6.35       $ 5.13      1,870,682
   01/01/2011 to 12/31/2011...........    $ 5.13       $ 4.60      2,082,893
PROFUND VP BIOTECHNOLOGY
   05/01/2009 to 12/31/2009...........    $10.29       $11.56        355,182
   01/01/2010 to 12/31/2010...........    $11.56       $11.95        254,803
   01/01/2011 to 12/31/2011...........    $11.95       $12.52        188,759
PROFUND VP BULL
   05/01/2009 to 12/31/2009...........    $ 7.19       $ 9.08      3,113,781
   01/01/2010 to 12/31/2010...........    $ 9.08       $10.06      2,476,971
   01/01/2011 to 12/31/2011...........    $10.06       $ 9.89      3,165,929
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.16       $10.26        812,567
   01/01/2010 to 12/31/2010...........    $10.26       $11.84        702,138
   01/01/2011 to 12/31/2011...........    $11.84       $12.45        765,549
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........    $ 6.24       $ 7.74        295,250
   01/01/2010 to 12/31/2010...........    $ 7.74       $ 9.24      1,046,739
   01/01/2011 to 12/31/2011...........    $ 9.24       $ 9.58        481,308
PROFUND VP EUROPE 30
   05/01/2009 to 12/31/2009...........    $ 8.96       $12.07      1,184,717
   01/01/2010 to 12/31/2010...........    $12.07       $12.19        852,300
   01/01/2011 to 12/31/2011...........    $12.19       $10.92        333,570
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........    $ 4.79       $ 6.30      1,432,294
   01/01/2010 to 12/31/2010...........    $ 6.30       $ 6.87      1,397,974
   01/01/2011 to 12/31/2011...........    $ 6.87       $ 5.82      1,034,776
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........    $ 7.11       $ 9.14      1,148,607
   01/01/2010 to 12/31/2010...........    $ 9.14       $ 9.25        875,030
   01/01/2011 to 12/31/2011...........    $ 9.25       $10.01        924,616
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........    $ 7.64       $ 9.68        634,240
   01/01/2010 to 12/31/2010...........    $ 9.68       $11.78        641,229
   01/01/2011 to 12/31/2011...........    $11.78       $11.38        404,533

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INTERNET
   05/01/2009 to 12/31/2009...........    $14.19       $19.31        507,210
   01/01/2010 to 12/31/2010...........    $19.31       $25.70        455,035
   01/01/2011 to 12/31/2011...........    $25.70       $23.53         92,624
PROFUND VP JAPAN
   05/01/2009 to 12/31/2009...........    $ 7.27       $ 8.11        519,793
   01/01/2010 to 12/31/2010...........    $ 8.11       $ 7.45        414,005
   01/01/2011 to 12/31/2011...........    $ 7.45       $ 5.97        292,468
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 7.47       $ 9.40      1,530,601
   01/01/2010 to 12/31/2010...........    $ 9.40       $10.47      1,282,022
   01/01/2011 to 12/31/2011...........    $10.47       $10.62      1,146,789
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 6.55       $ 8.31      1,108,254
   01/01/2010 to 12/31/2010...........    $ 8.31       $ 9.22      1,501,797
   01/01/2011 to 12/31/2011...........    $ 9.22       $ 8.96      1,122,050
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 8.38       $10.65      1,903,627
   01/01/2010 to 12/31/2010...........    $10.65       $13.45      2,021,397
   01/01/2011 to 12/31/2011...........    $13.45       $12.85      1,040,542
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 8.56       $11.05      1,398,727
   01/01/2010 to 12/31/2010...........    $11.05       $13.09        908,539
   01/01/2011 to 12/31/2011...........    $13.09       $12.37        727,867
PROFUND VP NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 7.60       $ 9.94      1,813,909
   01/01/2010 to 12/31/2010...........    $ 9.94       $11.56      1,576,633
   01/01/2011 to 12/31/2011...........    $11.56       $11.54        909,044
PROFUND VP OIL & GAS
   05/01/2009 to 12/31/2009...........    $16.13       $18.75      1,326,030
   01/01/2010 to 12/31/2010...........    $18.75       $21.71      1,296,969
   01/01/2011 to 12/31/2011...........    $21.71       $21.83        829,408
PROFUND VP PHARMACEUTICALS
   05/01/2009 to 12/31/2009...........    $ 5.79       $ 7.58        521,245
   01/01/2010 to 12/31/2010...........    $ 7.58       $ 7.49        268,122
   01/01/2011 to 12/31/2011...........    $ 7.49       $ 8.56        862,925

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PRECIOUS METALS
   05/01/2009 to 12/31/2009...........    $12.30       $16.86      2,850,817
   01/01/2010 to 12/31/2010...........    $16.86       $22.04      2,921,018
   01/01/2011 to 12/31/2011...........    $22.04       $17.51      2,103,701
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........    $ 8.68       $12.69        557,087
   01/01/2010 to 12/31/2010...........    $12.69       $15.57        509,622
   01/01/2011 to 12/31/2011...........    $15.57       $16.04        345,408
PROFUND VP RISING RATES OPPORTUNITY
   05/01/2009 to 12/31/2009...........    $ 4.74       $ 4.81      3,128,225
   01/01/2010 to 12/31/2010...........    $ 4.81       $ 3.97      4,679,376
   01/01/2011 to 12/31/2011...........    $ 3.97       $ 2.44      2,645,539
PROFUND VP SEMICONDUCTOR
   05/01/2009 to 12/31/2009...........    $ 4.28       $ 5.86        794,698
   01/01/2010 to 12/31/2010...........    $ 5.86       $ 6.47        188,040
   01/01/2011 to 12/31/2011...........    $ 6.47       $ 6.12        125,111
PROFUND VP SHORT MID-CAP
   05/01/2009 to 12/31/2009...........    $ 9.00       $ 6.44        364,588
   01/01/2010 to 12/31/2010...........    $ 6.44       $ 4.70        280,837
   01/01/2011 to 12/31/2011...........    $ 4.70       $ 4.24        232,550
PROFUND VP SHORT NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 5.92       $ 4.22        898,026
   01/01/2010 to 12/31/2010...........    $ 4.22       $ 3.27        782,589
   01/01/2011 to 12/31/2011...........    $ 3.27       $ 2.88      1,249,273
PROFUND VP SHORT SMALL-CAP
   05/01/2009 to 12/31/2009...........    $ 9.09       $ 6.59        463,501
   01/01/2010 to 12/31/2010...........    $ 6.59       $ 4.61        355,244
   01/01/2011 to 12/31/2011...........    $ 4.61       $ 4.12        702,306
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 8.84       $11.15      1,476,283
   01/01/2010 to 12/31/2010...........    $11.15       $13.79      1,733,790
   01/01/2011 to 12/31/2011...........    $13.79       $13.73      1,437,215
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 7.73       $ 9.65        610,084
   01/01/2010 to 12/31/2010...........    $ 9.65       $11.59        743,101
   01/01/2011 to 12/31/2011...........    $11.59       $10.94        752,713
PROFUND VP TECHNOLOGY
   05/01/2009 to 12/31/2009...........    $ 6.49       $ 8.78      1,361,950
   01/01/2010 to 12/31/2010...........    $ 8.78       $ 9.56        652,534
   01/01/2011 to 12/31/2011...........    $ 9.56       $ 9.27        719,037

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........    $ 6.62       $ 7.21        472,593
   01/01/2010 to 12/31/2010...........    $ 7.21       $ 8.20        847,216
   01/01/2011 to 12/31/2011...........    $ 8.20       $ 8.22        476,200
PROFUND VP U.S. GOVERNMENT PLUS
   05/01/2009 to 12/31/2009...........    $13.88       $12.54      1,333,606
   01/01/2010 to 12/31/2010...........    $12.54       $13.58      1,042,250
   01/01/2011 to 12/31/2011...........    $13.58       $19.17      1,145,039
PROFUND VP ULTRABULL
   05/01/2009 to 12/31/2009...........    $ 4.12       $ 6.50      1,590,074
   01/01/2010 to 12/31/2010...........    $ 6.50       $ 7.81        914,644
   01/01/2011 to 12/31/2011...........    $ 7.81       $ 7.31        689,374
PROFUND VP ULTRAMID-CAP
   05/01/2009 to 12/31/2009...........    $ 5.08       $ 8.23      1,356,598
   01/01/2010 to 12/31/2010...........    $ 8.23       $12.11      1,530,577
   01/01/2011 to 12/31/2011...........    $12.11       $10.28        591,778
PROFUND VP ULTRANASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 3.29       $ 5.63      1,661,197
   01/01/2010 to 12/31/2010...........    $ 5.63       $ 7.48      1,359,439
   01/01/2011 to 12/31/2011...........    $ 7.48       $ 7.27      1,795,997
PROFUND VP ULTRASMALL-CAP
   05/01/2009 to 12/31/2009...........    $ 4.67       $ 7.39        747,146
   01/01/2010 to 12/31/2010...........    $ 7.39       $10.79        930,703
   01/01/2011 to 12/31/2011...........    $10.79       $ 8.61        508,081
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........    $10.21       $12.27        940,314
   01/01/2010 to 12/31/2010...........    $12.27       $12.78        893,746
   01/01/2011 to 12/31/2011...........    $12.78       $14.77      1,349,692
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.39       $11.12        408,047
   01/01/2010 to 12/31/2010...........    $11.12       $12.47        346,910
   01/01/2011 to 12/31/2011...........    $12.47       $10.44        327,254
S&P TARGET 24 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.52       $ 9.05        240,776
   01/01/2010 to 12/31/2010...........    $ 9.05       $10.62        226,552
   01/01/2011 to 12/31/2011...........    $10.62       $11.34        243,395

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
TARGET MANAGED VIP PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.89       $ 8.51        861,853
   01/01/2010 to 12/31/2010...........    $ 8.51       $ 9.96        654,754
   01/01/2011 to 12/31/2011...........    $ 9.96       $ 9.64        581,345
THE DOW DART 10 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.31       $ 9.61        136,907
   01/01/2010 to 12/31/2010...........    $ 9.61       $11.04        221,649
   01/01/2011 to 12/31/2011...........    $11.04       $11.69        189,624
THE DOW TARGET DIVIDEND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.41       $ 7.40        996,116
   01/01/2010 to 12/31/2010...........    $ 7.40       $ 8.48        902,956
   01/01/2011 to 12/31/2011...........    $ 8.48       $ 8.84      1,077,472
VALUE LINE TARGET 25 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.44       $ 8.16        663,617
   01/01/2010 to 12/31/2010...........    $ 8.16       $10.47        604,695
   01/01/2011 to 12/31/2011...........    $10.47       $ 7.75        467,540
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   05/01/2009 to 12/31/2009...........    $ 8.04       $ 9.81        287,896
   01/01/2010 to 07/16/2010...........    $ 9.81       $ 9.43              0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $13.33       $16.11        637,587
   01/01/2011 to 12/31/2011...........    $16.11       $13.82        523,908
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 9.43       $10.98        306,415
   01/01/2011 to 12/31/2011...........    $10.98       $10.57        290,158
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.54       $15.82        385,986
   01/01/2011 to 12/31/2011...........    $15.82       $14.72        411,256
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.25        617,813
   01/01/2011 to 12/31/2011...........    $12.25       $11.52        383,450

*Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH ANY TWO OF GRO PLUS, EBP OR HAV OR WITH ANYONE OF
                            COMBO 5% OR HDV (1.75%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.56              0
   01/01/2006 to 12/31/2006...........    $10.56       $11.36              0
   01/01/2007 to 12/31/2007...........    $11.36       $11.74              0
   01/01/2008 to 12/31/2008...........    $11.74       $11.00              0
   01/01/2009 to 12/31/2009...........    $11.00       $12.64              0
   01/01/2010 to 12/31/2010...........    $12.64       $14.45              0
   01/01/2011 to 12/31/2011...........    $14.45       $14.59              0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02         74,829
   01/01/2006 to 12/31/2006...........    $10.02       $11.00      1,109,599
   01/01/2007 to 12/31/2007...........    $11.00       $11.80      2,095,862
   01/01/2008 to 12/31/2008...........    $11.80       $ 7.90      4,352,710
   01/01/2009 to 12/31/2009...........    $ 7.90       $ 9.66      7,832,549
   01/01/2010 to 12/31/2010...........    $ 9.66       $10.62      8,125,948
   01/01/2011 to 12/31/2011...........    $10.62       $10.16      5,875,413
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.65        203,032
   01/01/2007 to 12/31/2007...........    $10.65       $11.46        433,303
   01/01/2008 to 12/31/2008...........    $11.46       $ 7.90      2,718,573
   01/01/2009 to 12/31/2009...........    $ 7.90       $ 9.80      5,159,418
   01/01/2010 to 12/31/2010...........    $ 9.80       $10.95      5,137,092
   01/01/2011 to 12/31/2011...........    $10.95       $10.77      3,694,717
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.47          2,323
   01/01/2004 to 12/31/2004...........    $12.47       $13.29          7,519
   01/01/2005 to 12/02/2005...........    $13.29       $15.24              0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.13          2,379
   01/01/2004 to 12/31/2004...........    $12.13       $13.12          9,651
   01/01/2005 to 12/02/2005...........    $13.12       $14.49              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.52         11,533
   01/01/2004 to 12/31/2004...........    $12.52       $13.85         39,945
   01/01/2005 to 12/31/2005...........    $13.85       $14.24         46,399
   01/01/2006 to 12/31/2006...........    $14.24       $16.35         53,852
   01/01/2007 to 12/31/2007...........    $16.35       $16.04         75,537
   01/01/2008 to 12/31/2008...........    $16.04       $10.28        116,472
   01/01/2009 to 12/31/2009...........    $10.28       $11.90        295,585
   01/01/2010 to 12/31/2010...........    $11.90       $13.31        387,586
   01/01/2011 to 12/31/2011...........    $13.31       $13.55        332,429
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03         18,315
   01/01/2006 to 12/31/2006...........    $10.03       $10.89        206,700
   01/01/2007 to 12/31/2007...........    $10.89       $11.67        363,364
   01/01/2008 to 12/31/2008...........    $11.67       $ 8.18      4,544,410
   01/01/2009 to 12/31/2009...........    $ 8.18       $ 9.90      9,195,019
   01/01/2010 to 12/31/2010...........    $ 9.90       $10.93      8,699,486
   01/01/2011 to 12/31/2011...........    $10.93       $10.61      6,901,091
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.16        186,720
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.41          6,103
   01/01/2004 to 12/31/2004...........    $12.41       $14.41         46,811
   01/01/2005 to 12/31/2005...........    $14.41       $15.48         69,971
   01/01/2006 to 12/31/2006...........    $15.48       $18.51        168,266
   01/01/2007 to 12/31/2007...........    $18.51       $18.40        187,126
   01/01/2008 to 12/31/2008...........    $18.40       $11.34        124,499
   01/01/2009 to 12/31/2009...........    $11.34       $13.17        292,701
   01/01/2010 to 12/31/2010...........    $13.17       $14.55        285,605
   01/01/2011 to 12/31/2011...........    $14.55       $14.23        245,098
AST BOND PORTFOLIO 2015
   06/30/2008* to 12/31/2008..........    $10.04       $11.70              0
   01/01/2009 to 12/31/2009...........    $11.70       $11.46              0
   01/01/2010 to 12/31/2010...........    $11.46       $12.31              0
   01/01/2011 to 12/31/2011...........    $12.31       $12.87              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.38              0
   01/01/2010 to 12/31/2010...........    $ 9.38       $10.19            629
   01/01/2011 to 12/31/2011...........    $10.19       $10.98         11,571
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.77          4,783
   01/01/2011 to 12/31/2011...........    $10.77       $11.79          7,346
AST BOND PORTFOLIO 2018
   06/30/2008* to 12/31/2008..........    $10.06       $12.53              0
   01/01/2009 to 12/31/2009...........    $12.53       $11.57              0
   01/01/2010 to 12/31/2010...........    $11.57       $12.64              0
   01/01/2011 to 12/31/2011...........    $12.64       $14.10         16,280
AST BOND PORTFOLIO 2019
   06/30/2008* to 12/31/2008..........    $10.08       $12.60              0
   01/01/2009 to 12/31/2009...........    $12.60       $11.43              0
   01/01/2010 to 12/31/2010...........    $11.43       $12.50              0
   01/01/2011 to 12/31/2011...........    $12.50       $14.25              0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.79              0
   01/01/2010 to 12/31/2010...........    $ 8.79       $ 9.66          3,398
   01/01/2011 to 12/31/2011...........    $ 9.66       $11.27              0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $11.01          7,539
   01/01/2011 to 12/31/2011...........    $11.01       $13.02         17,990
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.03         25,532
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01        156,071
   01/01/2006 to 12/31/2006...........    $10.01       $11.18      1,236,146
   01/01/2007 to 12/31/2007...........    $11.18       $12.05      2,184,899
   01/01/2008 to 12/31/2008...........    $12.05       $ 7.70      5,254,768
   01/01/2009 to 12/31/2009...........    $ 7.70       $ 9.48      9,649,337
   01/01/2010 to 12/31/2010...........    $ 9.48       $10.56      9,541,918
   01/01/2011 to 12/31/2011...........    $10.56       $10.13      6,564,135
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50          2,734
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.32        953,185
   01/01/2009 to 12/31/2009...........    $ 7.32       $ 9.13      2,123,301
   01/01/2010 to 12/31/2010...........    $ 9.13       $10.25      2,188,086
   01/01/2011 to 12/31/2011...........    $10.25       $ 9.83      1,532,830

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.04              0
   01/01/2008 to 12/31/2008...........    $10.04       $ 7.14      1,735,291
   01/01/2009 to 12/31/2009...........    $ 7.14       $ 8.66      3,303,858
   01/01/2010 to 12/31/2010...........    $ 8.66       $ 9.52      3,744,133
   01/01/2011 to 12/31/2011...........    $ 9.52       $ 9.19      2,822,961
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.95          5,221
   01/01/2004 to 12/31/2004...........    $13.95       $18.90         41,357
   01/01/2005 to 12/31/2005...........    $18.90       $21.33         53,032
   01/01/2006 to 12/31/2006...........    $21.33       $28.65         70,174
   01/01/2007 to 12/31/2007...........    $28.65       $22.53         42,768
   01/01/2008 to 12/31/2008...........    $22.53       $14.38         50,033
   01/01/2009 to 12/31/2009...........    $14.38       $18.64        105,825
   01/01/2010 to 12/31/2010...........    $18.64       $23.57        111,924
   01/01/2011 to 12/31/2011...........    $23.57       $24.68         97,984
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $14.21          7,542
   01/01/2004 to 12/31/2004...........    $14.21       $17.05         39,619
   01/01/2005 to 12/31/2005...........    $17.05       $16.95         69,462
   01/01/2006 to 12/31/2006...........    $16.95       $19.98         81,425
   01/01/2007 to 12/31/2007...........    $19.98       $16.14         65,293
   01/01/2008 to 07/18/2008...........    $16.14       $14.78              0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.86          5,370
   01/01/2003 to 12/31/2003...........    $ 9.86       $16.42         18,658
   01/01/2004 to 12/31/2004...........    $16.42       $19.86         77,506
   01/01/2005 to 12/31/2005...........    $19.86       $21.35        157,947
   01/01/2006 to 12/31/2006...........    $21.35       $23.69        177,500
   01/01/2007 to 12/31/2007...........    $23.69       $25.88        191,930
   01/01/2008 to 12/31/2008...........    $25.88       $14.22        104,149
   01/01/2009 to 12/31/2009...........    $14.22       $18.53        232,311
   01/01/2010 to 12/31/2010...........    $18.53       $24.13        246,378
   01/01/2011 to 12/31/2011...........    $24.13       $20.60        210,184
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.00          1,262
   01/01/2008 to 12/31/2008...........    $10.00       $ 7.15        571,212
   01/01/2009 to 12/31/2009...........    $ 7.15       $ 8.52      1,341,861
   01/01/2010 to 12/31/2010...........    $ 8.52       $ 9.48      1,442,865
   01/01/2011 to 12/31/2011...........    $ 9.48       $ 9.09      1,157,723

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.57        218,137
   01/01/2007 to 12/31/2007...........    $10.57       $11.28        456,776
   01/01/2008 to 12/31/2008...........    $11.28       $ 7.26      2,521,848
   01/01/2009 to 12/31/2009...........    $ 7.26       $ 8.83      4,794,825
   01/01/2010 to 12/31/2010...........    $ 8.83       $ 9.92      4,948,687
   01/01/2011 to 12/31/2011...........    $ 9.92       $ 9.60      3,579,527
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.47        338,752
   01/01/2007 to 12/31/2007...........    $10.47       $11.46        699,843
   01/01/2008 to 12/31/2008...........    $11.46       $ 6.68      3,179,075
   01/01/2009 to 12/31/2009...........    $ 6.68       $ 8.27      8,102,750
   01/01/2010 to 12/31/2010...........    $ 8.27       $ 9.67      8,008,178
   01/01/2011 to 12/31/2011...........    $ 9.67       $ 8.91      5,066,553
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.47        573,235
   01/01/2009 to 11/13/2009...........    $ 7.47       $ 8.35              0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.11         50,776
   01/01/2009 to 12/31/2009...........    $ 6.11       $ 8.11        118,446
   01/01/2010 to 12/31/2010...........    $ 8.11       $ 9.58        151,468
   01/01/2011 to 12/31/2011...........    $ 9.58       $ 8.94         88,211
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.65          2,681
   01/01/2004 to 12/31/2004...........    $11.65       $11.86         25,285
   01/01/2005 to 12/31/2005...........    $11.86       $12.04         31,451
   01/01/2006 to 12/31/2006...........    $12.04       $13.02         49,123
   01/01/2007 to 12/31/2007...........    $13.02       $14.58         57,833
   01/01/2008 to 12/31/2008...........    $14.58       $ 8.55         81,276
   01/01/2009 to 12/31/2009...........    $ 8.55       $12.56        180,978
   01/01/2010 to 12/31/2010...........    $12.56       $13.61        179,004
   01/01/2011 to 12/31/2011...........    $13.61       $12.84         88,351
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.83            717
   01/01/2003 to 12/31/2003...........    $ 9.83       $12.80        106,644
   01/01/2004 to 12/31/2004...........    $12.80       $13.96        421,261
   01/01/2005 to 12/31/2005...........    $13.96       $14.37        689,808
   01/01/2006 to 12/31/2006...........    $14.37       $16.55        568,989
   01/01/2007 to 12/31/2007...........    $16.55       $17.10        569,511
   01/01/2008 to 12/31/2008...........    $17.10       $ 9.96        371,815
   01/01/2009 to 12/31/2009...........    $ 9.96       $11.67        621,602
   01/01/2010 to 12/31/2010...........    $11.67       $12.94        632,157
   01/01/2011 to 12/31/2011...........    $12.94       $12.01        436,847

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.88          5,904
   01/01/2003 to 12/31/2003...........    $ 9.88       $12.77         20,463
   01/01/2004 to 12/31/2004...........    $12.77       $14.60        102,613
   01/01/2005 to 12/31/2005...........    $14.60       $15.03        160,720
   01/01/2006 to 12/31/2006...........    $15.03       $15.69        120,385
   01/01/2007 to 12/31/2007...........    $15.69       $18.40        111,444
   01/01/2008 to 12/31/2008...........    $18.40       $10.70         86,649
   01/01/2009 to 12/31/2009...........    $10.70       $16.52        253,562
   01/01/2010 to 12/31/2010...........    $16.52       $19.45        254,558
   01/01/2011 to 12/31/2011...........    $19.45       $18.54        155,235
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009* to 12/31/2009..........    $12.80       $16.44        121,815
   01/01/2010 to 12/31/2010...........    $16.44       $20.47        129,429
   01/01/2011 to 12/31/2011...........    $20.47       $20.38        104,405
AST HIGH YIELD PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.26         12,603
   01/01/2004 to 12/31/2004...........    $12.26       $13.38         46,959
   01/01/2005 to 12/31/2005...........    $13.38       $13.30         49,862
   01/01/2006 to 12/31/2006...........    $13.30       $14.42         82,914
   01/01/2007 to 12/31/2007...........    $14.42       $14.51        102,028
   01/01/2008 to 12/31/2008...........    $14.51       $10.62        140,984
   01/01/2009 to 12/31/2009...........    $10.62       $14.14        428,488
   01/01/2010 to 12/31/2010...........    $14.14       $15.77        372,390
   01/01/2011 to 12/31/2011...........    $15.77       $15.99        364,824
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.19              0
   01/01/2008 to 12/31/2008...........    $10.19       $ 6.94        863,227
   01/01/2009 to 12/31/2009...........    $ 6.94       $ 8.63      2,307,480
   01/01/2010 to 12/31/2010...........    $ 8.63       $ 9.65      2,099,781
   01/01/2011 to 12/31/2011...........    $ 9.65       $ 9.43      1,614,883
AST Horizon Moderate Asset Allocation Portfolio
   11/19/2007* to 12/31/2007..........    $10.00       $10.17          4,787
   01/01/2008 to 12/31/2008...........    $10.17       $ 7.57      1,188,844
   01/01/2009 to 12/31/2009...........    $ 7.57       $ 9.18      2,696,442
   01/01/2010 to 12/31/2010...........    $ 9.18       $10.07      2,606,302
   01/01/2011 to 12/31/2011...........    $10.07       $ 9.84      2,336,688
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.72         16,068
   01/01/2003 to 12/31/2003...........    $ 9.72       $13.38         54,833
   01/01/2004 to 12/31/2004...........    $13.38       $15.26        291,719
   01/01/2005 to 12/31/2005...........    $15.26       $17.48        412,839
   01/01/2006 to 12/31/2006...........    $17.48       $20.78        373,524
   01/01/2007 to 12/31/2007...........    $20.78       $24.30        405,608
   01/01/2008 to 12/31/2008...........    $24.30       $11.88        279,897
   01/01/2009 to 12/31/2009...........    $11.88       $15.80        487,491
   01/01/2010 to 12/31/2010...........    $15.80       $17.77        425,028
   01/01/2011 to 12/31/2011...........    $17.77       $15.20        278,398

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.79             279
   01/01/2003 to 12/31/2003...........    $ 9.79       $12.88             632
   01/01/2004 to 12/31/2004...........    $12.88       $15.32           6,471
   01/01/2005 to 12/31/2005...........    $15.32       $17.12          44,465
   01/01/2006 to 12/31/2006...........    $17.12       $21.44         103,147
   01/01/2007 to 12/31/2007...........    $21.44       $24.81         181,170
   01/01/2008 to 12/31/2008...........    $24.81       $13.65         149,062
   01/01/2009 to 12/31/2009...........    $13.65       $17.50         230,878
   01/01/2010 to 12/31/2010...........    $17.50       $19.10         223,400
   01/01/2011 to 12/31/2011...........    $19.10       $16.41         166,971
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.00       $10.72      12,969,535
   01/01/2009 to 12/31/2009...........    $10.72       $11.73       3,153,640
   01/01/2010 to 12/31/2010...........    $11.73       $12.77       1,201,858
   01/01/2011 to 12/31/2011...........    $12.77       $14.10      12,727,050
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.67           1,259
   01/01/2004 to 12/31/2004...........    $11.67       $12.74          14,649
   01/01/2005 to 12/31/2005...........    $12.74       $13.38          45,772
   01/01/2006 to 12/31/2006...........    $13.38       $14.61          48,632
   01/01/2007 to 12/31/2007...........    $14.61       $14.64         114,901
   01/01/2008 to 12/31/2008...........    $14.64       $11.85       3,160,598
   01/01/2009 to 12/31/2009...........    $11.85       $14.20       5,395,477
   01/01/2010 to 12/31/2010...........    $14.20       $14.97       4,994,247
   01/01/2011 to 12/31/2011...........    $14.97       $14.75       3,977,587
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29             791
   01/01/2010 to 12/31/2010...........    $10.29       $11.25             753
   01/01/2011 to 12/31/2011...........    $11.25       $11.13           4,670
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30             440
   01/01/2010 to 12/31/2010...........    $10.30       $11.51             441
   01/01/2011 to 12/31/2011...........    $11.51       $10.64           2,656

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.95           293
   01/01/2003 to 12/31/2003...........    $ 9.95       $12.77         8,138
   01/01/2004 to 12/31/2004...........    $12.77       $14.70        22,423
   01/01/2005 to 12/31/2005...........    $14.70       $16.03        44,887
   01/01/2006 to 12/31/2006...........    $16.03       $19.34       113,134
   01/01/2007 to 12/31/2007...........    $19.34       $20.80       141,032
   01/01/2008 to 12/31/2008...........    $20.80       $11.98       113,373
   01/01/2009 to 12/31/2009...........    $11.98       $15.99       221,273
   01/01/2010 to 12/31/2010...........    $15.99       $16.84       185,707
   01/01/2011 to 12/31/2011...........    $16.84       $15.03       114,544
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.90           200
   01/01/2003 to 12/31/2003...........    $ 9.90       $11.67        11,538
   01/01/2004 to 12/31/2004...........    $11.67       $13.23        49,033
   01/01/2005 to 12/31/2005...........    $13.23       $13.84       170,343
   01/01/2006 to 12/31/2006...........    $13.84       $16.11       168,016
   01/01/2007 to 12/31/2007...........    $16.11       $15.35       215,386
   01/01/2008 to 12/31/2008...........    $15.35       $ 8.83       276,477
   01/01/2009 to 12/31/2009...........    $ 8.83       $10.36       346,012
   01/01/2010 to 12/31/2010...........    $10.36       $11.52       329,940
   01/01/2011 to 12/31/2011...........    $11.52       $10.84       425,797
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $10.23           274
   01/01/2003 to 12/31/2003...........    $10.23       $11.94        20,920
   01/01/2004 to 12/31/2004...........    $11.94       $12.60       108,071
   01/01/2005 to 12/31/2005...........    $12.60       $12.52       199,301
   01/01/2006 to 12/31/2006...........    $12.52       $13.51       181,639
   01/01/2007 to 12/31/2007...........    $13.51       $14.08       211,644
   01/01/2008 to 12/31/2008...........    $14.08       $10.62       187,186
   01/01/2009 to 12/31/2009...........    $10.62       $14.04       462,990
   01/01/2010 to 12/31/2010...........    $14.04       $15.65       363,535
   01/01/2011 to 12/31/2011...........    $15.65       $16.94       802,019
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.52        26,662
   01/01/2003 to 12/31/2003...........    $ 9.52       $12.32       126,883
   01/01/2004 to 12/31/2004...........    $12.32       $14.00       479,057
   01/01/2005 to 12/31/2005...........    $14.00       $14.69       812,989
   01/01/2006 to 12/31/2006...........    $14.69       $15.48       798,266
   01/01/2007 to 12/31/2007...........    $15.48       $17.49       862,699
   01/01/2008 to 12/31/2008...........    $17.49       $ 9.68       585,331
   01/01/2009 to 12/31/2009...........    $ 9.68       $12.34       888,567
   01/01/2010 to 12/31/2010...........    $12.34       $14.52       935,347
   01/01/2011 to 12/31/2011...........    $14.52       $14.13       601,374

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.33            416
   01/01/2004 to 12/31/2004...........    $12.33       $14.34         19,007
   01/01/2005 to 12/31/2005...........    $14.34       $15.16         30,074
   01/01/2006 to 12/31/2006...........    $15.16       $18.51         52,300
   01/01/2007 to 12/31/2007...........    $18.51       $19.90         42,357
   01/01/2008 to 12/31/2008...........    $19.90       $12.90         29,392
   01/01/2009 to 12/31/2009...........    $12.90       $16.67        102,445
   01/01/2010 to 12/31/2010...........    $16.67       $18.35        118,460
   01/01/2011 to 12/31/2011...........    $18.35       $17.47        117,512
AST MFS GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.43          6,479
   01/01/2004 to 12/31/2004...........    $11.43       $12.43         26,773
   01/01/2005 to 12/31/2005...........    $12.43       $12.99         73,337
   01/01/2006 to 12/31/2006...........    $12.99       $14.00         47,760
   01/01/2007 to 12/31/2007...........    $14.00       $15.83         46,783
   01/01/2008 to 12/31/2008...........    $15.83       $ 9.90        101,558
   01/01/2009 to 12/31/2009...........    $ 9.90       $12.10        319,640
   01/01/2010 to 12/31/2010...........    $12.10       $13.40        285,466
   01/01/2011 to 12/31/2011...........    $13.40       $13.09        256,621
AST MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.41          2,046
   01/01/2004 to 12/31/2004...........    $13.41       $15.19          9,727
   01/01/2005 to 12/31/2005...........    $15.19       $15.73         14,573
   01/01/2006 to 12/31/2006...........    $15.73       $17.66         20,780
   01/01/2007 to 12/31/2007...........    $17.66       $17.83         60,316
   01/01/2008 to 12/31/2008...........    $17.83       $10.84         84,121
   01/01/2009 to 12/31/2009...........    $10.84       $14.79        131,073
   01/01/2010 to 12/31/2010...........    $14.79       $17.96        245,356
   01/01/2011 to 12/31/2011...........    $17.96       $17.04        194,504
AST MONEY MARKET PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.99         11,113
   01/01/2003 to 12/31/2003...........    $ 9.99       $ 9.88         40,239
   01/01/2004 to 12/31/2004...........    $ 9.88       $ 9.79        118,431
   01/01/2005 to 12/31/2005...........    $ 9.79       $ 9.88        216,620
   01/01/2006 to 12/31/2006...........    $ 9.88       $10.15        506,428
   01/01/2007 to 12/31/2007...........    $10.15       $10.46        811,956
   01/01/2008 to 12/31/2008...........    $10.46       $10.54      4,924,789
   01/01/2009 to 12/31/2009...........    $10.54       $10.38      6,589,463
   01/01/2010 to 12/31/2010...........    $10.38       $10.20      3,952,695
   01/01/2011 to 12/31/2011...........    $10.20       $10.02      3,134,616
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.98          5,947
   01/01/2003 to 12/31/2003...........    $ 9.98       $13.37         40,022
   01/01/2004 to 12/31/2004...........    $13.37       $16.13        173,241
   01/01/2005 to 12/31/2005...........    $16.13       $17.76        272,421
   01/01/2006 to 12/31/2006...........    $17.76       $19.33        290,142
   01/01/2007 to 12/31/2007...........    $19.33       $19.59        243,039
   01/01/2008 to 12/31/2008...........    $19.59       $11.11        126,789
   01/01/2009 to 12/31/2009...........    $11.11       $15.36        175,659
   01/01/2010 to 12/31/2010...........    $15.36       $18.62        179,576
   01/01/2011 to 12/31/2011...........    $18.62       $17.84        124,275

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.07        109,152
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.51            915
   01/01/2003 to 12/31/2003...........    $ 9.51       $12.20         12,416
   01/01/2004 to 12/31/2004...........    $12.20       $13.92         25,256
   01/01/2005 to 12/31/2005...........    $13.92       $15.52         76,284
   01/01/2006 to 12/31/2006...........    $15.52       $17.39        176,082
   01/01/2007 to 12/31/2007...........    $17.39       $20.88        230,717
   01/01/2008 to 12/31/2008...........    $20.88       $11.65        166,699
   01/01/2009 to 12/31/2009...........    $11.65       $14.86        194,357
   01/01/2010 to 12/31/2010...........    $14.86       $18.79        265,825
   01/01/2011 to 12/31/2011...........    $18.79       $18.77        159,187
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.72            277
   01/01/2003 to 12/31/2003...........    $ 9.72       $14.09          7,018
   01/01/2004 to 12/31/2004...........    $14.09       $15.15         35,100
   01/01/2005 to 12/31/2005...........    $15.15       $14.94         20,632
   01/01/2006 to 12/31/2006...........    $14.94       $15.81         17,749
   01/01/2007 to 12/31/2007...........    $15.81       $18.44         40,312
   01/01/2008 to 12/31/2008...........    $18.44       $10.41         40,300
   01/01/2009 to 12/31/2009...........    $10.41       $12.54         83,604
   01/01/2010 to 12/31/2010...........    $12.54       $14.82        106,919
   01/01/2011 to 04/29/2011...........    $14.82       $16.61              0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.57         41,994
   01/01/2009 to 12/31/2009...........    $ 5.57       $ 9.11        411,638
   01/01/2010 to 12/31/2010...........    $ 9.11       $10.95        575,179
   01/01/2011 to 12/31/2011...........    $10.95       $ 8.58        282,385
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.23         30,532
   01/01/2004 to 12/31/2004...........    $10.23       $10.26        295,271
   01/01/2005 to 12/31/2005...........    $10.26       $10.25        608,617
   01/01/2006 to 12/31/2006...........    $10.25       $10.45        538,026
   01/01/2007 to 12/31/2007...........    $10.45       $10.97        540,038
   01/01/2008 to 12/31/2008...........    $10.97       $10.90        712,342
   01/01/2009 to 12/31/2009...........    $10.90       $11.80      1,339,103
   01/01/2010 to 12/31/2010...........    $11.80       $12.05      1,296,102
   01/01/2011 to 12/31/2011...........    $12.05       $12.10      1,090,180

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $10.17         11,308
   01/01/2003 to 12/31/2003...........    $10.17       $10.52         93,573
   01/01/2004 to 12/31/2004...........    $10.52       $10.85        356,784
   01/01/2005 to 12/31/2005...........    $10.85       $10.93        221,858
   01/01/2006 to 12/31/2006...........    $10.93       $11.14        413,360
   01/01/2007 to 12/31/2007...........    $11.14       $11.85        627,158
   01/01/2008 to 12/31/2008...........    $11.85       $11.38      1,923,586
   01/01/2009 to 12/31/2009...........    $11.38       $13.03      6,477,063
   01/01/2010 to 12/31/2010...........    $13.03       $13.79      5,823,131
   01/01/2011 to 12/31/2011...........    $13.79       $13.98      4,380,484
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.04         40,555
   01/01/2006 to 12/31/2006...........    $10.04       $10.65        135,242
   01/01/2007 to 12/31/2007...........    $10.65       $11.37        254,722
   01/01/2008 to 12/31/2008...........    $11.37       $ 9.00      5,689,527
   01/01/2009 to 12/31/2009...........    $ 9.00       $10.61      8,876,053
   01/01/2010 to 12/31/2010...........    $10.61       $11.52      8,285,111
   01/01/2011 to 12/31/2011...........    $11.52       $11.44      9,292,075
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.07         68,332
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.81            681
   01/01/2003 to 12/31/2003...........    $ 9.81       $12.27          2,937
   01/01/2004 to 12/31/2004...........    $12.27       $13.26         12,699
   01/01/2005 to 12/31/2005...........    $13.26       $13.49        101,861
   01/01/2006 to 12/31/2006...........    $13.49       $14.93        110,098
   01/01/2007 to 12/31/2007...........    $14.93       $14.97        103,290
   01/01/2008 to 12/31/2008...........    $14.97       $ 9.01         65,761
   01/01/2009 to 12/31/2009...........    $ 9.01       $10.79         83,441
   01/01/2010 to 12/31/2010...........    $10.79       $12.19         93,648
   01/01/2011 to 12/31/2011...........    $12.19       $12.39         80,817
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.89         34,097
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.64          1,824
   01/01/2004 to 12/31/2004...........    $11.64       $12.47         10,605
   01/01/2005 to 12/31/2005...........    $12.47       $12.82         18,931
   01/01/2006 to 12/31/2006...........    $12.82       $13.81         16,904
   01/01/2007 to 12/31/2007...........    $13.81       $14.78         74,914
   01/01/2008 to 12/31/2008...........    $14.78       $10.13        805,504
   01/01/2009 to 12/31/2009...........    $10.13       $12.69      1,848,676
   01/01/2010 to 12/31/2010...........    $12.69       $13.94      2,596,866
   01/01/2011 to 12/31/2011...........    $13.94       $13.23      1,587,756

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.53          8,575
   01/01/2004 to 12/31/2004...........    $13.53       $12.37         40,854
   01/01/2005 to 12/31/2005...........    $12.37       $12.33         59,333
   01/01/2006 to 12/31/2006...........    $12.33       $13.64         47,796
   01/01/2007 to 12/31/2007...........    $13.64       $14.36         54,847
   01/01/2008 to 12/31/2008...........    $14.36       $ 9.17         68,880
   01/01/2009 to 12/31/2009...........    $ 9.17       $12.07        124,179
   01/01/2010 to 12/31/2010...........    $12.07       $16.17        260,929
   01/01/2011 to 12/31/2011...........    $16.17       $15.74        118,967
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $10.08          6,048
   01/01/2003 to 12/31/2003...........    $10.08       $13.45         37,207
   01/01/2004 to 12/31/2004...........    $13.45       $15.39        141,679
   01/01/2005 to 12/31/2005...........    $15.39       $16.13        223,774
   01/01/2006 to 12/31/2006...........    $16.13       $19.02        223,604
   01/01/2007 to 12/31/2007...........    $19.02       $17.64        267,468
   01/01/2008 to 12/31/2008...........    $17.64       $12.18        207,810
   01/01/2009 to 12/31/2009...........    $12.18       $15.20        346,090
   01/01/2010 to 12/31/2010...........    $15.20       $18.81        370,330
   01/01/2011 to 12/31/2011...........    $18.81       $17.38        308,621
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.14         12,666
   01/01/2004 to 12/31/2004...........    $12.14       $13.26         27,099
   01/01/2005 to 12/31/2005...........    $13.26       $13.64         64,390
   01/01/2006 to 12/31/2006...........    $13.64       $15.08         79,479
   01/01/2007 to 12/31/2007...........    $15.08       $15.75        362,422
   01/01/2008 to 12/31/2008...........    $15.75       $11.46      1,854,274
   01/01/2009 to 12/31/2009...........    $11.46       $13.97      3,003,586
   01/01/2010 to 12/31/2010...........    $13.97       $15.31      3,463,609
   01/01/2011 to 12/31/2011...........    $15.31       $15.34      2,695,482
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $10.08         25,273
   01/01/2003 to 12/31/2003...........    $10.08       $12.71         16,568
   01/01/2004 to 12/31/2004...........    $12.71       $14.23         51,451
   01/01/2005 to 12/31/2005...........    $14.23       $14.75         86,022
   01/01/2006 to 12/31/2006...........    $14.75       $17.58        156,441
   01/01/2007 to 12/31/2007...........    $17.58       $16.66        180,532
   01/01/2008 to 12/31/2008...........    $16.66       $ 9.51        162,150
   01/01/2009 to 12/31/2009...........    $ 9.51       $11.57        232,439
   01/01/2010 to 12/31/2010...........    $11.57       $12.87        263,882
   01/01/2011 to 12/31/2011...........    $12.87       $12.44        209,831

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $10.31         4,861
   01/01/2003 to 12/31/2003...........    $10.31       $11.44        13,487
   01/01/2004 to 12/31/2004...........    $11.44       $12.21       103,452
   01/01/2005 to 12/31/2005...........    $12.21       $11.46       159,623
   01/01/2006 to 12/31/2006...........    $11.46       $11.96       177,938
   01/01/2007 to 12/31/2007...........    $11.96       $12.89       186,574
   01/01/2008 to 12/31/2008...........    $12.89       $12.35       196,898
   01/01/2009 to 12/31/2009...........    $12.35       $13.61       510,891
   01/01/2010 to 12/31/2010...........    $13.61       $14.14       404,389
   01/01/2011 to 12/31/2011...........    $14.14       $14.46       331,623
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002...........        --       $ 9.34           618
   01/01/2003 to 12/31/2003...........    $ 9.34       $11.35         4,138
   01/01/2004 to 12/31/2004...........    $11.35       $11.80         7,799
   01/01/2005 to 12/31/2005...........    $11.80       $13.49        17,972
   01/01/2006 to 12/31/2006...........    $13.49       $14.01       116,955
   01/01/2007 to 12/31/2007...........    $14.01       $14.89       215,380
   01/01/2008 to 12/31/2008...........    $14.89       $ 8.70       366,989
   01/01/2009 to 12/31/2009...........    $ 8.70       $13.11       634,431
   01/01/2010 to 12/31/2010...........    $13.11       $14.91       621,392
   01/01/2011 to 12/31/2011...........    $14.91       $14.40       510,390
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.70         1,910
   01/01/2004 to 12/31/2004...........    $13.70       $17.65        37,223
   01/01/2005 to 12/31/2005...........    $17.65       $22.79        92,406
   01/01/2006 to 12/31/2006...........    $22.79       $25.95       109,447
   01/01/2007 to 12/31/2007...........    $25.95       $35.82       131,729
   01/01/2008 to 12/31/2008...........    $35.82       $17.60       116,495
   01/01/2009 to 12/31/2009...........    $17.60       $25.83       303,259
   01/01/2010 to 12/31/2010...........    $25.83       $30.57       357,381
   01/01/2011 to 12/31/2011...........    $30.57       $25.55       250,885
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00        19,105
   01/01/2006 to 12/31/2006...........    $10.00       $11.36       201,258
   01/01/2007 to 12/31/2007...........    $11.36       $12.23       226,300
   01/01/2008 to 12/31/2008...........    $12.23       $ 6.93       308,687
   01/01/2009 to 12/31/2009...........    $ 6.93       $ 8.74       627,433
   01/01/2010 to 12/31/2010...........    $ 8.74       $ 9.85       494,408
   01/01/2011 to 12/31/2011...........    $ 9.85       $ 9.34       549,724

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.98         50,212
   01/01/2008 to 12/31/2008...........    $ 9.98       $ 9.29        827,581
   01/01/2009 to 12/31/2009...........    $ 9.29       $10.19      1,709,734
   01/01/2010 to 12/31/2010...........    $10.19       $10.79      1,705,804
   01/01/2011 to 12/31/2011...........    $10.79       $11.24      1,440,916
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.43         42,994
   01/01/2006 to 12/31/2006...........    $11.43       $12.47         49,409
   01/01/2007 to 12/31/2007...........    $12.47       $13.60         54,450
   01/01/2008 to 12/31/2008...........    $13.60       $ 7.87         45,694
   01/01/2009 to 12/31/2009...........    $ 7.87       $10.81         46,512
   01/01/2010 to 07/16/2010...........    $10.81       $10.58              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2003 to 12/31/2003...........        --       $10.45          1,075
   01/01/2004 to 12/31/2004...........    $10.45       $12.24          7,296
   01/01/2005 to 12/31/2005...........    $12.24       $13.95         18,651
   01/01/2006 to 12/31/2006...........    $13.95       $16.88         35,398
   01/01/2007 to 12/31/2007...........    $16.88       $19.07         42,612
   01/01/2008 to 12/31/2008...........    $19.07       $10.96         34,306
   01/01/2009 to 12/31/2009...........    $10.96       $12.49         38,920
   01/01/2010 to 07/16/2010...........    $12.49       $11.86              0
EVERGREEN VA OMEGA FUND
   01/01/2003 to 12/31/2003...........        --       $13.23             27
   01/01/2004 to 12/31/2004...........    $13.23       $13.93            263
   01/01/2005 to 12/31/2005...........    $13.93       $14.22            843
   01/01/2006 to 12/31/2006...........    $14.22       $14.81          3,508
   01/01/2007 to 12/31/2007...........    $14.81       $16.29          6,353
   01/01/2008 to 12/31/2008...........    $16.29       $11.65          5,197
   01/01/2009 to 12/31/2009...........    $11.65       $16.48         23,777
   01/01/2010 to 07/16/2010...........    $16.48       $15.39              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.11         13,357
   01/01/2009 to 12/31/2009...........    $ 6.11       $ 7.73         25,448
   01/01/2010 to 12/31/2010...........    $ 7.73       $ 9.04         16,066
   01/01/2011 to 12/31/2011...........    $ 9.04       $ 7.91         12,763
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.64      2,458,339
   01/01/2009 to 12/31/2009...........    $ 6.64       $ 8.48      5,009,139
   01/01/2010 to 12/31/2010...........    $ 8.48       $ 9.19      4,904,811
   01/01/2011 to 12/31/2011...........    $ 9.19       $ 8.88      3,519,423

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $15.88        16,155
   01/01/2005 to 12/31/2005...........    $15.88       $17.19        22,191
   01/01/2006 to 12/31/2006...........    $17.19       $23.38        33,710
   01/01/2007 to 12/31/2007...........    $23.38       $26.03        83,658
   01/01/2008 to 12/31/2008...........    $26.03       $14.63        54,496
   01/01/2009 to 12/31/2009...........    $14.63       $20.28        45,909
   01/01/2010 to 12/31/2010...........    $20.28       $21.86        41,451
   01/01/2011 to 12/31/2011...........    $21.86       $19.87        38,477
INVESCO V.I. CAPITAL DEVELOPMENT FUND
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.16        11,147
INVESCO V.I. DIVIDEND GROWTH FUND
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.12        22,541
INVESCO V.I. DYNAMICS FUND
   01/01/2003 to 12/31/2003...........        --       $13.14         1,003
   01/01/2004 to 12/31/2004...........    $13.14       $14.64         8,375
   01/01/2005 to 12/31/2005...........    $14.64       $15.92        19,759
   01/01/2006 to 12/31/2006...........    $15.92       $18.16         9,691
   01/01/2007 to 12/31/2007...........    $18.16       $20.02         6,257
   01/01/2008 to 12/31/2008...........    $20.02       $10.21        11,493
   01/01/2009 to 12/31/2009...........    $10.21       $14.29        10,055
   01/01/2010 to 12/31/2010...........    $14.29       $17.39         8,468
   01/01/2011 to 04/29/2011...........    $17.39       $19.36             0
INVESCO V.I. FINANCIAL SERVICES FUND
   01/01/2002 to 12/31/2002...........        --       $ 9.92           190
   01/01/2003 to 12/31/2003...........    $ 9.92       $12.63         2,426
   01/01/2004 to 12/31/2004...........    $12.63       $13.49         8,738
   01/01/2005 to 12/31/2005...........    $13.49       $14.04        10,217
   01/01/2006 to 12/31/2006...........    $14.04       $16.06        16,548
   01/01/2007 to 12/31/2007...........    $16.06       $12.27        13,057
   01/01/2008 to 12/31/2008...........    $12.27       $ 4.89        27,302
   01/01/2009 to 12/31/2009...........    $ 4.89       $ 6.12        46,084
   01/01/2010 to 12/31/2010...........    $ 6.12       $ 6.63        34,698
   01/01/2011 to 04/29/2011...........    $ 6.63       $ 7.00             0
INVESCO V.I. GLOBAL HEALTH CARE FUND
   01/01/2002 to 12/31/2002...........        --       $ 9.52           223
   01/01/2003 to 12/31/2003...........    $ 9.52       $11.95         2,812
   01/01/2004 to 12/31/2004...........    $11.95       $12.63         6,838
   01/01/2005 to 12/31/2005...........    $12.63       $13.42        18,192
   01/01/2006 to 12/31/2006...........    $13.42       $13.87        14,027
   01/01/2007 to 12/31/2007...........    $13.87       $15.24        16,121
   01/01/2008 to 12/31/2008...........    $15.24       $10.69        20,679
   01/01/2009 to 12/31/2009...........    $10.69       $13.41        22,802
   01/01/2010 to 12/31/2010...........    $13.41       $13.87        21,332
   01/01/2011 to 12/31/2011...........    $13.87       $14.17        20,251

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. TECHNOLOGY FUND
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.22         9,377
   01/01/2009 to 12/31/2009...........    $ 6.22       $ 9.61        13,037
   01/01/2010 to 12/31/2010...........    $ 9.61       $11.46        11,371
   01/01/2011 to 12/31/2011...........    $11.46       $10.69         5,242
NASDAQ TARGET 15 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.89       $ 5.97         5,319
   01/01/2009 to 12/31/2009...........    $ 5.97       $ 6.85         1,708
   01/01/2010 to 12/31/2010...........    $ 6.85       $ 8.78         2,439
   01/01/2011 to 12/31/2011...........    $ 8.78       $ 8.74         2,622
NVIT DEVELOPING MARKETS FUND
   01/01/2003 to 12/31/2003...........        --       $15.59           167
   01/01/2004 to 12/31/2004...........    $15.59       $18.35        26,850
   01/01/2005 to 12/31/2005...........    $18.35       $23.71        57,342
   01/01/2006 to 12/31/2006...........    $23.71       $31.35        82,911
   01/01/2007 to 12/31/2007...........    $31.35       $44.19        82,928
   01/01/2008 to 12/31/2008...........    $44.19       $18.30        47,859
   01/01/2009 to 12/31/2009...........    $18.30       $29.16        74,449
   01/01/2010 to 12/31/2010...........    $29.16       $33.28        57,941
   01/01/2011 to 12/31/2011...........    $33.28       $25.37        40,811
PROFUND VP ASIA 30
   01/01/2003 to 12/31/2003...........        --       $15.99           173
   01/01/2004 to 12/31/2004...........    $15.99       $15.62        18,117
   01/01/2005 to 12/31/2005...........    $15.62       $18.34        25,863
   01/01/2006 to 12/31/2006...........    $18.34       $25.11        32,536
   01/01/2007 to 12/31/2007...........    $25.11       $36.44        40,496
   01/01/2008 to 12/31/2008...........    $36.44       $17.61        26,068
   01/01/2009 to 12/31/2009...........    $17.61       $26.67        25,211
   01/01/2010 to 12/31/2010...........    $26.67       $29.85        22,663
   01/01/2011 to 12/31/2011...........    $29.85       $21.41        21,123
PROFUND VP BANKS
   01/01/2004 to 12/31/2004...........        --       $14.15         2,561
   01/01/2005 to 12/31/2005...........    $14.15       $13.88         8,938
   01/01/2006 to 12/31/2006...........    $13.88       $15.74         9,664
   01/01/2007 to 12/31/2007...........    $15.74       $11.25         9,903
   01/01/2008 to 12/31/2008...........    $11.25       $ 5.86         9,087
   01/01/2009 to 12/31/2009...........    $ 5.86       $ 5.52         7,785
   01/01/2010 to 12/31/2010...........    $ 5.52       $ 5.87         7,079
   01/01/2011 to 12/31/2011...........    $ 5.87       $ 4.23         6,309
PROFUND VP BASIC MATERIALS
   01/01/2004 to 12/31/2004...........        --       $14.48           648
   01/01/2005 to 12/31/2005...........    $14.48       $14.57        14,618
   01/01/2006 to 12/31/2006...........    $14.57       $16.53        26,524
   01/01/2007 to 12/31/2007...........    $16.53       $21.23        37,846
   01/01/2008 to 12/31/2008...........    $21.23       $10.13        18,904
   01/01/2009 to 12/31/2009...........    $10.13       $16.17        23,669
   01/01/2010 to 12/31/2010...........    $16.17       $20.60        21,160
   01/01/2011 to 12/31/2011...........    $20.60       $16.97        18,100

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BEAR
   01/01/2003 to 12/31/2003...........        --       $ 7.51         2,165
   01/01/2004 to 12/31/2004...........    $ 7.51       $ 6.62        42,157
   01/01/2005 to 12/31/2005...........    $ 6.62       $ 6.41        61,437
   01/01/2006 to 12/31/2006...........    $ 6.41       $ 5.83        25,153
   01/01/2007 to 12/31/2007...........    $ 5.83       $ 5.76        23,981
   01/01/2008 to 12/31/2008...........    $ 5.76       $ 7.92        26,353
   01/01/2009 to 12/31/2009...........    $ 7.92       $ 5.61        96,637
   01/01/2010 to 12/31/2010...........    $ 5.61       $ 4.53        69,378
   01/01/2011 to 12/31/2011...........    $ 4.53       $ 4.06        26,138
PROFUND VP BULL
   01/01/2003 to 12/31/2003...........        --       $12.03         2,154
   01/01/2004 to 12/31/2004...........    $12.03       $12.86        15,572
   01/01/2005 to 12/31/2005...........    $12.86       $12.99        34,147
   01/01/2006 to 12/31/2006...........    $12.99       $14.50        18,906
   01/01/2007 to 12/31/2007...........    $14.50       $14.75        13,614
   01/01/2008 to 12/31/2008...........    $14.75       $ 9.03         3,827
   01/01/2009 to 12/31/2009...........    $ 9.03       $11.04        22,173
   01/01/2010 to 12/31/2010...........    $11.04       $12.21        23,934
   01/01/2011 to 12/31/2011...........    $12.21       $11.99        12,535
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.53         1,780
   01/01/2004 to 12/31/2004...........    $11.53       $12.37           147
   01/01/2005 to 12/31/2005...........    $12.37       $12.11         1,109
   01/01/2006 to 12/31/2006...........    $12.11       $13.40         4,086
   01/01/2007 to 12/31/2007...........    $13.40       $14.17        13,056
   01/01/2008 to 12/31/2008...........    $14.17       $10.20           721
   01/01/2009 to 12/31/2009...........    $10.20       $12.18           360
   01/01/2010 to 12/31/2010...........    $12.18       $14.05           316
   01/01/2011 to 12/31/2011...........    $14.05       $14.76           233
PROFUND VP CONSUMER SERVICES
   01/01/2004 to 12/31/2004...........        --       $12.35            65
   01/01/2005 to 12/31/2005...........    $12.35       $11.56           227
   01/01/2006 to 12/31/2006...........    $11.56       $12.73         3,681
   01/01/2007 to 12/31/2007...........    $12.73       $11.47         4,292
   01/01/2008 to 12/31/2008...........    $11.47       $ 7.73            24
   01/01/2009 to 12/31/2009...........    $ 7.73       $ 9.94            92
   01/01/2010 to 12/31/2010...........    $ 9.94       $11.85           166
   01/01/2011 to 12/31/2011...........    $11.85       $12.29            32

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP EUROPE 30
   01/01/2004 to 12/31/2004...........        --       $14.85        19,592
   01/01/2005 to 12/31/2005...........    $14.85       $15.77        21,422
   01/01/2006 to 12/31/2006...........    $15.77       $18.21        29,237
   01/01/2007 to 12/31/2007...........    $18.21       $20.49        50,808
   01/01/2008 to 12/31/2008...........    $20.49       $11.27           530
   01/01/2009 to 12/31/2009...........    $11.27       $14.65         5,364
   01/01/2010 to 12/31/2010...........    $14.65       $14.78         1,876
   01/01/2011 to 12/31/2011...........    $14.78       $13.23           456
PROFUND VP FINANCIALS
   01/01/2002 to 12/31/2002...........        --       $ 9.84           401
   01/01/2003 to 12/31/2003...........    $ 9.84       $12.47           388
   01/01/2004 to 12/31/2004...........    $12.47       $13.52        20,343
   01/01/2005 to 12/31/2005...........    $13.52       $13.82        24,185
   01/01/2006 to 12/31/2006...........    $13.82       $15.93        31,142
   01/01/2007 to 12/31/2007...........    $15.93       $12.66        32,506
   01/01/2008 to 12/31/2008...........    $12.66       $ 6.15        30,372
   01/01/2009 to 12/31/2009...........    $ 6.15       $ 6.95        26,282
   01/01/2010 to 12/31/2010...........    $ 6.95       $ 7.57        26,663
   01/01/2011 to 12/31/2011...........    $ 7.57       $ 6.41        23,480
PROFUND VP HEALTH CARE
   01/01/2002 to 12/31/2002...........        --       $ 9.60           416
   01/01/2003 to 12/31/2003...........    $ 9.60       $11.07           402
   01/01/2004 to 12/31/2004...........    $11.07       $11.13        31,097
   01/01/2005 to 12/31/2005...........    $11.13       $11.60        38,945
   01/01/2006 to 12/31/2006...........    $11.60       $11.99        24,586
   01/01/2007 to 12/31/2007...........    $11.99       $12.56        31,591
   01/01/2008 to 12/31/2008...........    $12.56       $ 9.34        11,011
   01/01/2009 to 12/31/2009...........    $ 9.34       $10.97         5,261
   01/01/2010 to 12/31/2010...........    $10.97       $11.09         5,691
   01/01/2011 to 12/31/2011...........    $11.09       $11.99         4,980
PROFUND VP INDUSTRIALS
   01/01/2004 to 12/31/2004...........        --       $14.32         3,396
   01/01/2005 to 12/31/2005...........    $14.32       $14.41         5,454
   01/01/2006 to 12/31/2006...........    $14.41       $15.81         1,021
   01/01/2007 to 12/31/2007...........    $15.81       $17.35         5,495
   01/01/2008 to 12/31/2008...........    $17.35       $10.15         6,402
   01/01/2009 to 12/31/2009...........    $10.15       $12.37         5,302
   01/01/2010 to 12/31/2010...........    $12.37       $15.04         4,514
   01/01/2011 to 12/31/2011...........    $15.04       $14.51         3,164

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP JAPAN
   01/01/2004 to 12/31/2004...........        --       $13.45        19,547
   01/01/2005 to 12/31/2005...........    $13.45       $18.73        35,465
   01/01/2006 to 12/31/2006...........    $18.73       $20.40        26,266
   01/01/2007 to 12/31/2007...........    $20.40       $18.04        25,698
   01/01/2008 to 12/31/2008...........    $18.04       $10.48        24,340
   01/01/2009 to 12/31/2009...........    $10.48       $11.36        21,327
   01/01/2010 to 12/31/2010...........    $11.36       $10.44        21,933
   01/01/2011 to 12/31/2011...........    $10.44       $ 8.35        23,927
PROFUND VP LARGE-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $10.37       $10.29         4,703
   01/01/2006 to 12/31/2006...........    $10.29       $11.02        26,655
   01/01/2007 to 12/31/2007...........    $11.02       $11.58        42,713
   01/01/2008 to 12/31/2008...........    $11.58       $ 7.34        21,985
   01/01/2009 to 12/31/2009...........    $ 7.34       $ 9.35        12,554
   01/01/2010 to 12/31/2010...........    $ 9.35       $10.40         4,421
   01/01/2011 to 12/31/2011...........    $10.40       $10.54        21,868
PROFUND VP LARGE-CAP VALUE
   01/01/2005 to 12/31/2005...........    $10.37       $10.49         5,323
   01/01/2006 to 12/31/2006...........    $10.49       $12.24        36,601
   01/01/2007 to 12/31/2007...........    $12.24       $12.04        31,236
   01/01/2008 to 12/31/2008...........    $12.04       $ 7.04         1,074
   01/01/2009 to 12/31/2009...........    $ 7.04       $ 8.26         2,121
   01/01/2010 to 12/31/2010...........    $ 8.26       $ 9.17         1,385
   01/01/2011 to 12/31/2011...........    $ 9.17       $ 8.89           668
PROFUND VP MID-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $13.47        27,151
   01/01/2005 to 12/31/2005...........    $13.47       $14.72        25,861
   01/01/2006 to 12/31/2006...........    $14.72       $15.04         5,310
   01/01/2007 to 12/31/2007...........    $15.04       $16.51        22,924
   01/01/2008 to 12/31/2008...........    $16.51       $ 9.92         3,232
   01/01/2009 to 12/31/2009...........    $ 9.92       $13.48         4,433
   01/01/2010 to 12/31/2010...........    $13.48       $17.01         6,911
   01/01/2011 to 12/31/2011...........    $17.01       $16.23         4,330
PROFUND VP MID-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $15.29        10,601
   01/01/2005 to 12/31/2005...........    $15.29       $16.36         2,461
   01/01/2006 to 12/31/2006...........    $16.36       $18.05        15,454
   01/01/2007 to 12/31/2007...........    $18.05       $17.90         9,907
   01/01/2008 to 12/31/2008...........    $17.90       $11.20         2,323
   01/01/2009 to 12/31/2009...........    $11.20       $14.41         2,633
   01/01/2010 to 12/31/2010...........    $14.41       $17.05         3,219
   01/01/2011 to 12/31/2011...........    $17.05       $16.09         1,916

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP NASDAQ-100
   01/01/2003 to 12/31/2003...........        --       $13.50         4,836
   01/01/2004 to 12/31/2004...........    $13.50       $14.39        67,576
   01/01/2005 to 12/31/2005...........    $14.39       $14.17        60,526
   01/01/2006 to 12/31/2006...........    $14.17       $14.68        16,739
   01/01/2007 to 12/31/2007...........    $14.68       $16.96        24,530
   01/01/2008 to 12/31/2008...........    $16.96       $ 9.59         9,956
   01/01/2009 to 12/31/2009...........    $ 9.59       $14.32         8,990
   01/01/2010 to 12/31/2010...........    $14.32       $16.63         7,404
   01/01/2011 to 12/31/2011...........    $16.63       $16.58         7,584
PROFUND VP OIL & GAS
   01/01/2003 to 12/31/2003...........        --       $12.16           239
   01/01/2004 to 12/31/2004...........    $12.16       $15.45        23,701
   01/01/2005 to 12/31/2005...........    $15.45       $19.93        44,755
   01/01/2006 to 12/31/2006...........    $19.93       $23.62        38,829
   01/01/2007 to 12/31/2007...........    $23.62       $30.75        48,835
   01/01/2008 to 12/31/2008...........    $30.75       $19.05        70,895
   01/01/2009 to 12/31/2009...........    $19.05       $21.61        71,285
   01/01/2010 to 12/31/2010...........    $21.61       $25.01        73,394
   01/01/2011 to 12/31/2011...........    $25.01       $25.12        62,469
PROFUND VP PHARMACEUTICALS
   01/01/2004 to 12/31/2004...........        --       $ 8.91            32
   01/01/2005 to 12/31/2005...........    $ 8.91       $ 8.42         5,365
   01/01/2006 to 12/31/2006...........    $ 8.42       $ 9.28        38,368
   01/01/2007 to 12/31/2007...........    $ 9.28       $ 9.33        38,773
   01/01/2008 to 12/31/2008...........    $ 9.33       $ 7.38        34,658
   01/01/2009 to 12/31/2009...........    $ 7.38       $ 8.47        35,039
   01/01/2010 to 12/31/2010...........    $ 8.47       $ 8.36        35,024
   01/01/2011 to 12/31/2011...........    $ 8.36       $ 9.54        35,623
PROFUND VP PRECIOUS METALS
   01/01/2003 to 12/31/2003...........        --       $15.46           158
   01/01/2004 to 12/31/2004...........    $15.46       $13.69        22,059
   01/01/2005 to 12/31/2005...........    $13.69       $16.98        30,106
   01/01/2006 to 12/31/2006...........    $16.98       $17.91        50,526
   01/01/2007 to 12/31/2007...........    $17.91       $21.55        67,773
   01/01/2008 to 12/31/2008...........    $21.55       $14.66        81,304
   01/01/2009 to 12/31/2009...........    $14.66       $19.49        80,657
   01/01/2010 to 12/31/2010...........    $19.49       $25.46        83,168
   01/01/2011 to 12/31/2011...........    $25.46       $20.21        75,683
PROFUND VP REAL ESTATE
   01/01/2003 to 12/31/2003...........        --       $13.35           850
   01/01/2004 to 12/31/2004...........    $13.35       $16.69         2,337
   01/01/2005 to 12/31/2005...........    $16.69       $17.50         5,034
   01/01/2006 to 12/31/2006...........    $17.50       $22.78        23,099
   01/01/2007 to 12/31/2007...........    $22.78       $17.99        21,177
   01/01/2008 to 12/31/2008...........    $17.99       $10.38         3,998
   01/01/2009 to 12/31/2009...........    $10.38       $13.05         5,051
   01/01/2010 to 12/31/2010...........    $13.05       $15.99         4,607
   01/01/2011 to 12/31/2011...........    $15.99       $16.45         5,127

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2003 to 12/31/2003...........        --       $ 9.13         1,988
   01/01/2004 to 12/31/2004...........    $ 9.13       $ 8.00        21,280
   01/01/2005 to 12/31/2005...........    $ 8.00       $ 7.24        22,349
   01/01/2006 to 12/31/2006...........    $ 7.24       $ 7.83         8,859
   01/01/2007 to 12/31/2007...........    $ 7.83       $ 7.29        21,177
   01/01/2008 to 12/31/2008...........    $ 7.29       $ 4.45        36,576
   01/01/2009 to 12/31/2009...........    $ 4.45       $ 5.77        72,548
   01/01/2010 to 12/31/2010...........    $ 5.77       $ 4.76        47,075
   01/01/2011 to 12/31/2011...........    $ 4.76       $ 2.92        26,910
PROFUND VP SHORT NASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $ 5.61            36
   01/01/2005 to 12/31/2005...........    $ 5.61       $ 5.56         1,006
   01/01/2006 to 12/31/2006...........    $ 5.56       $ 5.39         8,398
   01/01/2007 to 12/31/2007...........    $ 5.39       $ 4.68         7,304
   01/01/2008 to 12/31/2008...........    $ 4.68       $ 6.82       135,353
   01/01/2009 to 12/31/2009...........    $ 6.82       $ 3.97       130,657
   01/01/2010 to 12/31/2010...........    $ 3.97       $ 3.08       123,241
   01/01/2011 to 12/31/2011...........    $ 3.08       $ 2.71       118,552
PROFUND VP SMALL-CAP GROWTH
   01/01/2003 to 12/31/2003...........        --       $13.07         4,774
   01/01/2004 to 12/31/2004...........    $13.07       $15.39        32,374
   01/01/2005 to 12/31/2005...........    $15.39       $16.26        39,140
   01/01/2006 to 12/31/2006...........    $16.26       $17.36        33,307
   01/01/2007 to 12/31/2007...........    $17.36       $17.75        35,990
   01/01/2008 to 12/31/2008...........    $17.75       $11.50        23,012
   01/01/2009 to 12/31/2009...........    $11.50       $14.26        20,571
   01/01/2010 to 12/31/2010...........    $14.26       $17.61        23,091
   01/01/2011 to 12/31/2011...........    $17.61       $17.53        19,854
PROFUND VP SMALL-CAP VALUE
   01/01/2003 to 12/31/2003...........        --       $13.43         4,300
   01/01/2004 to 12/31/2004...........    $13.43       $15.85        24,538
   01/01/2005 to 12/31/2005...........    $15.85       $16.19        18,512
   01/01/2006 to 12/31/2006...........    $16.19       $18.69        25,197
   01/01/2007 to 12/31/2007...........    $18.69       $17.03        27,046
   01/01/2008 to 12/31/2008...........    $17.03       $11.60        18,487
   01/01/2009 to 12/31/2009...........    $11.60       $13.72        19,269
   01/01/2010 to 12/31/2010...........    $13.72       $16.46        19,124
   01/01/2011 to 12/31/2011...........    $16.46       $15.51        18,596

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   01/01/2003 to 12/31/2003...........        --       $10.10           334
   01/01/2004 to 12/31/2004...........    $10.10       $11.47        24,292
   01/01/2005 to 12/31/2005...........    $11.47       $10.52        24,488
   01/01/2006 to 12/31/2006...........    $10.52       $13.88        32,396
   01/01/2007 to 12/31/2007...........    $13.88       $14.78        39,533
   01/01/2008 to 12/31/2008...........    $14.78       $ 9.52         5,243
   01/01/2009 to 12/31/2009...........    $ 9.52       $10.04         5,648
   01/01/2010 to 12/31/2010...........    $10.04       $11.41         7,128
   01/01/2011 to 12/31/2011...........    $11.41       $11.42         4,717
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2003 to 12/31/2003...........        --       $ 9.76           818
   01/01/2004 to 12/31/2004...........    $ 9.76       $10.38         1,887
   01/01/2005 to 12/31/2005...........    $10.38       $11.11        41,534
   01/01/2006 to 12/31/2006...........    $11.11       $10.42        23,586
   01/01/2007 to 12/31/2007...........    $10.42       $11.28        51,411
   01/01/2008 to 12/31/2008...........    $11.28       $16.59        11,449
   01/01/2009 to 12/31/2009...........    $16.59       $10.98        13,454
   01/01/2010 to 12/31/2010...........    $10.98       $11.88        11,600
   01/01/2011 to 12/31/2011...........    $11.88       $16.75        11,666
PROFUND VP ULTRAMID-CAP
   01/01/2003 to 12/31/2003...........        --       $16.49         1,873
   01/01/2004 to 12/31/2004...........    $16.49       $20.68           853
   01/01/2005 to 12/31/2005...........    $20.68       $23.96         6,692
   01/01/2006 to 12/31/2006...........    $23.96       $26.05        12,205
   01/01/2007 to 12/31/2007...........    $26.05       $27.12        19,013
   01/01/2008 to 12/31/2008...........    $27.12       $ 8.66         3,657
   01/01/2009 to 12/31/2009...........    $ 8.66       $14.11        18,142
   01/01/2010 to 12/31/2010...........    $14.11       $20.75        20,846
   01/01/2011 to 12/31/2011...........    $20.75       $17.61         3,403
PROFUND VP UTILITIES
   01/01/2003 to 12/31/2003...........        --       $12.65         2,920
   01/01/2004 to 12/31/2004...........    $12.65       $15.05         4,044
   01/01/2005 to 12/31/2005...........    $15.05       $16.72        18,592
   01/01/2006 to 12/31/2006...........    $16.72       $19.59        22,201
   01/01/2007 to 12/31/2007...........    $19.59       $22.28        37,173
   01/01/2008 to 12/31/2008...........    $22.28       $15.17        12,831
   01/01/2009 to 12/31/2009...........    $15.17       $16.51        14,528
   01/01/2010 to 12/31/2010...........    $16.51       $17.18         9,674
   01/01/2011 to 12/31/2011...........    $17.18       $19.84         7,775
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.53             3
   01/01/2005 to 12/31/2005...........    $10.53       $12.04         2,937
   01/01/2006 to 12/31/2006...........    $12.04       $14.32        18,409
   01/01/2007 to 12/31/2007...........    $14.32       $16.82        25,084
   01/01/2008 to 12/31/2008...........    $16.82       $ 8.21        37,898
   01/01/2009 to 12/31/2009...........    $ 8.21       $11.06        19,932
   01/01/2010 to 12/31/2010...........    $11.06       $12.39        11,182
   01/01/2011 to 12/31/2011...........    $12.39       $10.36           557

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $13.20        27,172
   01/01/2005 to 12/31/2005...........    $13.20       $13.51        31,386
   01/01/2006 to 12/31/2006...........    $13.51       $13.65         8,268
   01/01/2007 to 12/31/2007...........    $13.65       $13.98         8,719
   01/01/2008 to 12/31/2008...........    $13.98       $ 9.90         7,628
   01/01/2009 to 12/31/2009...........    $ 9.90       $11.06         8,587
   01/01/2010 to 12/31/2010...........    $11.06       $12.97         9,863
   01/01/2011 to 12/31/2011...........    $12.97       $13.83        10,795
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $14.48       168,841
   01/01/2005 to 12/31/2005...........    $14.48       $15.26       311,554
   01/01/2006 to 12/31/2006...........    $15.26       $16.72       283,817
   01/01/2007 to 12/31/2007...........    $16.72       $17.98       285,347
   01/01/2008 to 12/31/2008...........    $17.98       $ 9.75        57,975
   01/01/2009 to 12/31/2009...........    $ 9.75       $10.82        60,338
   01/01/2010 to 12/31/2010...........    $10.82       $12.66        60,391
   01/01/2011 to 12/31/2011...........    $12.66       $12.23         7,656
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.22        19,324
   01/01/2005 to 12/31/2005...........    $12.22       $11.62        18,888
   01/01/2006 to 12/31/2006...........    $11.62       $14.34        29,267
   01/01/2007 to 12/31/2007...........    $14.34       $14.18        27,633
   01/01/2008 to 12/31/2008...........    $14.18       $ 9.96         5,473
   01/01/2009 to 12/31/2009...........    $ 9.96       $11.15         3,925
   01/01/2010 to 12/31/2010...........    $11.15       $12.79         8,226
   01/01/2011 to 12/31/2011...........    $12.79       $13.53        16,068
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.75        48,066
   01/01/2006 to 12/31/2006...........    $ 9.75       $11.32        80,050
   01/01/2007 to 12/31/2007...........    $11.32       $11.25        84,959
   01/01/2008 to 12/31/2008...........    $11.25       $ 6.57        33,392
   01/01/2009 to 12/31/2009...........    $ 6.57       $ 7.37        43,573
   01/01/2010 to 12/31/2010...........    $ 7.37       $ 8.43        37,446
   01/01/2011 to 12/31/2011...........    $ 8.43       $ 8.78        25,669
VALUE LINE TARGET 25 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.90       $ 4.55         5,578
   01/01/2009 to 12/31/2009...........    $ 4.55       $ 4.78         6,045
   01/01/2010 to 12/31/2010...........    $ 4.78       $ 6.13         6,402
   01/01/2011 to 12/31/2011...........    $ 6.13       $ 4.54         3,015

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2003 to 12/31/2003...........        --       $12.28         1,089
   01/01/2004 to 12/31/2004...........    $12.28       $13.40         4,433
   01/01/2005 to 12/31/2005...........    $13.40       $13.88         9,956
   01/01/2006 to 12/31/2006...........    $13.88       $16.17        20,682
   01/01/2007 to 12/31/2007...........    $16.17       $16.33        13,391
   01/01/2008 to 12/31/2008...........    $16.33       $10.19        10,669
   01/01/2009 to 12/31/2009...........    $10.19       $11.70        13,252
   01/01/2010 to 07/16/2010...........    $11.70       $11.24             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.87       $14.35        30,964
   01/01/2011 to 12/31/2011...........    $14.35       $12.30        35,489
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $11.24       $13.08        14,974
   01/01/2011 to 12/31/2011...........    $13.08       $12.58        29,389
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $15.39       $19.40        31,133
   01/01/2011 to 12/31/2011...........    $19.40       $18.04        33,795
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.24        54,823
   01/01/2011 to 12/31/2011...........    $12.24       $11.51        42,833

* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

         ACCUMULATION UNIT VALUES: WITH LT5 OR WITH ANY ONE OF EBP OR
HAV AND GMWB OR HAV AND HD GRO/GRO PLUS 2008 OR EBP AND HD GRO/GRO PLUS 2008 OR
                                 HD GRO 60 BPS
                    OR GRO PLUS 2008 60 BPS OR HD5 (1.85%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.55               0
   01/01/2006 to 12/31/2006...........    $10.55       $11.35               0
   01/01/2007 to 12/31/2007...........    $11.35       $11.71               0
   01/01/2008 to 12/31/2008...........    $11.71       $10.96               0
   01/01/2009 to 12/31/2009...........    $10.96       $12.58               0
   01/01/2010 to 12/31/2010...........    $12.58       $14.37               0
   01/01/2011 to 12/31/2011...........    $14.37       $14.49               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02         632,270
   01/01/2006 to 12/31/2006...........    $10.02       $10.99       9,962,604
   01/01/2007 to 12/31/2007...........    $10.99       $11.78      16,220,177
   01/01/2008 to 12/31/2008...........    $11.78       $ 7.88      12,996,745
   01/01/2009 to 12/31/2009...........    $ 7.88       $ 9.62      14,794,354
   01/01/2010 to 12/31/2010...........    $ 9.62       $10.57      15,127,648
   01/01/2011 to 12/31/2011...........    $10.57       $10.10      11,901,852
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.64       1,964,301
   01/01/2007 to 12/31/2007...........    $10.64       $11.44       4,761,879
   01/01/2008 to 12/31/2008...........    $11.44       $ 7.88       4,001,800
   01/01/2009 to 12/31/2009...........    $ 7.88       $ 9.76       4,378,002
   01/01/2010 to 12/31/2010...........    $ 9.76       $10.89       4,899,226
   01/01/2011 to 12/31/2011...........    $10.89       $10.70       4,280,524
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/02/2005...........    $10.82       $12.40               0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.24           1,922
   01/01/2005 to 12/02/2005...........    $11.24       $12.41               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.69          2,487
   01/01/2004 to 12/31/2004...........    $10.69       $11.82          3,722
   01/01/2005 to 12/31/2005...........    $11.82       $12.14          4,120
   01/01/2006 to 12/31/2006...........    $12.14       $13.92          3,978
   01/01/2007 to 12/31/2007...........    $13.92       $13.65          3,897
   01/01/2008 to 12/31/2008...........    $13.65       $ 8.74        122,348
   01/01/2009 to 12/31/2009...........    $ 8.74       $10.10        247,261
   01/01/2010 to 12/31/2010...........    $10.10       $11.29        302,795
   01/01/2011 to 12/31/2011...........    $11.29       $11.48        237,700
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03        145,870
   01/01/2006 to 12/31/2006...........    $10.03       $10.88      2,070,288
   01/01/2007 to 12/31/2007...........    $10.88       $11.65      4,016,213
   01/01/2008 to 12/31/2008...........    $11.65       $ 8.15      3,952,675
   01/01/2009 to 12/31/2009...........    $ 8.15       $ 9.86      6,209,054
   01/01/2010 to 12/31/2010...........    $ 9.86       $10.87      7,706,029
   01/01/2011 to 12/31/2011...........    $10.87       $10.54      5,222,464
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.15        126,149
AST BLACKROCK VALUE PORTFOLIO FORMERLY, AST VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.35          6,736
   01/01/2005 to 12/31/2005...........    $12.35       $13.26         11,309
   01/01/2006 to 12/31/2006...........    $13.26       $15.84         35,936
   01/01/2007 to 12/31/2007...........    $15.84       $15.73         36,830
   01/01/2008 to 12/31/2008...........    $15.73       $ 9.68         83,163
   01/01/2009 to 12/31/2009...........    $ 9.68       $11.23        136,919
   01/01/2010 to 12/31/2010...........    $11.23       $12.40        171,930
   01/01/2011 to 12/31/2011...........    $12.40       $12.11        139,136
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.29        139,636
   01/01/2009 to 12/31/2009...........    $11.29       $11.04        150,751
   01/01/2010 to 12/31/2010...........    $11.04       $11.85        105,498
   01/01/2011 to 12/31/2011...........    $11.85       $12.38         76,725
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.37         32,285
   01/01/2010 to 12/31/2010...........    $ 9.37       $10.17        357,124
   01/01/2011 to 12/31/2011...........    $10.17       $10.95      1,427,905

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.76       1,565,600
   01/01/2011 to 12/31/2011...........    $10.76       $11.76       3,379,253
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $12.03         103,116
   01/01/2009 to 12/31/2009...........    $12.03       $11.09         110,416
   01/01/2010 to 12/31/2010...........    $11.09       $12.10          73,860
   01/01/2011 to 12/31/2011...........    $12.10       $13.49       4,655,561
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.10          72,068
   01/01/2009 to 12/31/2009...........    $12.10       $10.96          58,861
   01/01/2010 to 12/31/2010...........    $10.96       $11.98          56,178
   01/01/2011 to 12/31/2011...........    $11.98       $13.64          15,267
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.78           4,316
   01/01/2010 to 12/31/2010...........    $ 8.78       $ 9.64         440,131
   01/01/2011 to 12/31/2011...........    $ 9.64       $11.23          72,154
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $11.00         453,795
   01/01/2011 to 12/31/2011...........    $11.00       $12.99       5,310,943
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.01       2,646,536
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         771,103
   01/01/2006 to 12/31/2006...........    $10.01       $11.16      12,113,231
   01/01/2007 to 12/31/2007...........    $11.16       $12.02      21,325,649
   01/01/2008 to 12/31/2008...........    $12.02       $ 7.68      16,684,596
   01/01/2009 to 12/31/2009...........    $ 7.68       $ 9.44      18,658,604
   01/01/2010 to 12/31/2010...........    $ 9.44       $10.51      18,715,333
   01/01/2011 to 12/31/2011...........    $10.51       $10.06      14,835,810
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50          35,672
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.32         351,967
   01/01/2009 to 12/31/2009...........    $ 7.32       $ 9.11         638,274
   01/01/2010 to 12/31/2010...........    $ 9.11       $10.22         882,798
   01/01/2011 to 12/31/2011...........    $10.22       $ 9.79         816,199
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.04          84,019
   01/01/2008 to 12/31/2008...........    $10.04       $ 7.14         499,384
   01/01/2009 to 12/31/2009...........    $ 7.14       $ 8.64         851,958
   01/01/2010 to 12/31/2010...........    $ 8.64       $ 9.49       1,130,970
   01/01/2011 to 12/31/2011...........    $ 9.49       $ 9.15         846,216

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $14.19          2,049
   01/01/2005 to 12/31/2005...........    $14.19       $15.99          2,473
   01/01/2006 to 12/31/2006...........    $15.99       $21.46          2,781
   01/01/2007 to 12/31/2007...........    $21.46       $16.86          5,665
   01/01/2008 to 12/31/2008...........    $16.86       $10.75         15,771
   01/01/2009 to 12/31/2009...........    $10.75       $13.92         23,630
   01/01/2010 to 12/31/2010...........    $13.92       $17.58         59,296
   01/01/2011 to 12/31/2011...........    $17.58       $18.39         26,201
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.81          4,319
   01/01/2005 to 12/31/2005...........    $12.81       $12.73         21,470
   01/01/2006 to 12/31/2006...........    $12.73       $14.99         24,049
   01/01/2007 to 12/31/2007...........    $14.99       $12.09          9,622
   01/01/2008 to 07/18/2008...........    $12.09       $11.07              0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.55          1,546
   01/01/2004 to 12/31/2004...........    $10.55       $12.74         12,031
   01/01/2005 to 12/31/2005...........    $12.74       $13.69        639,438
   01/01/2006 to 12/31/2006...........    $13.69       $15.17        537,848
   01/01/2007 to 12/31/2007...........    $15.17       $16.55        523,720
   01/01/2008 to 12/31/2008...........    $16.55       $ 9.08        561,110
   01/01/2009 to 12/31/2009...........    $ 9.08       $11.83        553,070
   01/01/2010 to 12/31/2010...........    $11.83       $15.39        518,785
   01/01/2011 to 12/31/2011...........    $15.39       $13.12        452,643
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.00         10,647
   01/01/2008 to 12/31/2008...........    $10.00       $ 7.14        146,288
   01/01/2009 to 12/31/2009...........    $ 7.14       $ 8.50        314,075
   01/01/2010 to 12/31/2010...........    $ 8.50       $ 9.45        448,044
   01/01/2011 to 12/31/2011...........    $ 9.45       $ 9.05        319,095
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.56      1,653,492
   01/01/2007 to 12/31/2007...........    $10.56       $11.25      4,557,131
   01/01/2008 to 12/31/2008...........    $11.25       $ 7.24      3,181,494
   01/01/2009 to 12/31/2009...........    $ 7.24       $ 8.80      4,729,236
   01/01/2010 to 12/31/2010...........    $ 8.80       $ 9.87      5,826,958
   01/01/2011 to 12/31/2011...........    $ 9.87       $ 9.55      4,285,293

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.47      1,769,537
   01/01/2007 to 12/31/2007...........    $10.47       $11.44      5,157,791
   01/01/2008 to 12/31/2008...........    $11.44       $ 6.66      3,829,146
   01/01/2009 to 12/31/2009...........    $ 6.66       $ 8.23      5,204,497
   01/01/2010 to 12/31/2010...........    $ 8.23       $ 9.62      5,616,589
   01/01/2011 to 12/31/2011...........    $ 9.62       $ 8.85      4,397,642
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.47         55,439
   01/01/2009 to 11/13/2009...........    $ 7.47       $ 8.34              0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.11             63
   01/01/2009 to 12/31/2009...........    $ 6.11       $ 8.10         22,410
   01/01/2010 to 12/31/2010...........    $ 8.10       $ 9.56         31,505
   01/01/2011 to 12/31/2011...........    $ 9.56       $ 8.91         14,460
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.63            884
   01/01/2005 to 12/31/2005...........    $10.63       $10.78          1,475
   01/01/2006 to 12/31/2006...........    $10.78       $11.64            613
   01/01/2007 to 12/31/2007...........    $11.64       $13.02          2,106
   01/01/2008 to 12/31/2008...........    $13.02       $ 7.63          1,502
   01/01/2009 to 12/31/2009...........    $ 7.63       $11.19         96,780
   01/01/2010 to 12/31/2010...........    $11.19       $12.12         60,365
   01/01/2011 to 12/31/2011...........    $12.12       $11.42         30,053
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.64         10,811
   01/01/2004 to 12/31/2004...........    $10.64       $11.59         53,860
   01/01/2005 to 12/31/2005...........    $11.59       $11.92      3,347,899
   01/01/2006 to 12/31/2006...........    $11.92       $13.72      2,337,469
   01/01/2007 to 12/31/2007...........    $13.72       $14.16      2,180,857
   01/01/2008 to 12/31/2008...........    $14.16       $ 8.24      2,255,764
   01/01/2009 to 12/31/2009...........    $ 8.24       $ 9.64      2,254,807
   01/01/2010 to 12/31/2010...........    $ 9.64       $10.68      2,137,260
   01/01/2011 to 12/31/2011...........    $10.68       $ 9.91      1,953,170
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.51          2,424
   01/01/2004 to 12/31/2004...........    $10.51       $12.01         10,211
   01/01/2005 to 12/31/2005...........    $12.01       $12.35        440,457
   01/01/2006 to 12/31/2006...........    $12.35       $12.88        331,810
   01/01/2007 to 12/31/2007...........    $12.88       $15.09        258,692
   01/01/2008 to 12/31/2008...........    $15.09       $ 8.77        253,032
   01/01/2009 to 12/31/2009...........    $ 8.77       $13.52        280,569
   01/01/2010 to 12/31/2010...........    $13.52       $15.90        242,511
   01/01/2011 to 12/31/2011...........    $15.90       $15.14        195,175

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009* to 12/31/2009..........    $ 9.86       $12.65         33,745
   01/01/2010 to 12/31/2010...........    $12.65       $15.74         58,425
   01/01/2011 to 12/31/2011...........    $15.74       $15.65         29,836
AST High Yield Portfolio
   01/01/2003 to 12/31/2003...........        --       $10.40          3,250
   01/01/2004 to 12/31/2004...........    $10.40       $11.34          6,217
   01/01/2005 to 12/31/2005...........    $11.34       $11.25          3,929
   01/01/2006 to 12/31/2006...........    $11.25       $12.19          9,561
   01/01/2007 to 12/31/2007...........    $12.19       $12.26          2,716
   01/01/2008 to 12/31/2008...........    $12.26       $ 8.96          2,431
   01/01/2009 to 12/31/2009...........    $ 8.96       $11.92        108,234
   01/01/2010 to 12/31/2010...........    $11.92       $13.28         69,022
   01/01/2011 to 12/31/2011...........    $13.28       $13.45         42,247
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.19         10,627
   01/01/2008 to 12/31/2008...........    $10.19       $ 6.93        112,927
   01/01/2009 to 12/31/2009...........    $ 6.93       $ 8.61        444,050
   01/01/2010 to 12/31/2010...........    $ 8.61       $ 9.62        802,608
   01/01/2011 to 12/31/2011...........    $ 9.62       $ 9.39        613,866
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.17          3,242
   01/01/2008 to 12/31/2008...........    $10.17       $ 7.56        147,630
   01/01/2009 to 12/31/2009...........    $ 7.56       $ 9.16        411,134
   01/01/2010 to 12/31/2010...........    $ 9.16       $10.03        643,653
   01/01/2011 to 12/31/2011...........    $10.03       $ 9.80        535,690
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.56          6,110
   01/01/2004 to 12/31/2004...........    $10.56       $12.03         38,033
   01/01/2005 to 12/31/2005...........    $12.03       $13.77      1,603,783
   01/01/2006 to 12/31/2006...........    $13.77       $16.35      1,208,328
   01/01/2007 to 12/31/2007...........    $16.35       $19.10      1,092,394
   01/01/2008 to 12/31/2008...........    $19.10       $ 9.33      1,229,543
   01/01/2009 to 12/31/2009...........    $ 9.33       $12.39      1,161,321
   01/01/2010 to 12/31/2010...........    $12.39       $13.92      1,089,969
   01/01/2011 to 12/31/2011...........    $13.92       $11.90      1,027,651
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.81          6,010
   01/01/2005 to 12/31/2005...........    $12.81       $14.29         42,483
   01/01/2006 to 12/31/2006...........    $14.29       $17.88        150,532
   01/01/2007 to 12/31/2007...........    $17.88       $20.68        255,014
   01/01/2008 to 12/31/2008...........    $20.68       $11.36        244,203
   01/01/2009 to 12/31/2009...........    $11.36       $14.55        259,924
   01/01/2010 to 12/31/2010...........    $14.55       $15.87        262,760
   01/01/2011 to 12/31/2011...........    $15.87       $13.62        228,014

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.32       $11.88              0
   01/01/2006 to 12/31/2006...........    $11.88       $12.96              0
   01/01/2007 to 12/31/2007...........    $12.96       $12.97        785,620
   01/01/2008 to 12/31/2008...........    $12.97       $10.49      1,648,007
   01/01/2009 to 12/31/2009...........    $10.49       $12.56      1,536,036
   01/01/2010 to 12/31/2010...........    $12.56       $13.23      1,508,072
   01/01/2011 to 12/31/2011...........    $13.23       $13.01      1,164,185
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29            854
   01/01/2010 to 12/31/2010...........    $10.29       $11.24          8,199
   01/01/2011 to 12/31/2011...........    $11.24       $11.11          3,894
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30          1,029
   01/01/2010 to 12/31/2010...........    $10.30       $11.49         10,020
   01/01/2011 to 12/31/2011...........    $11.49       $10.62          2,731
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.81            106
   01/01/2004 to 12/31/2004...........    $10.81       $12.42          1,120
   01/01/2005 to 12/31/2005...........    $12.42       $13.54         98,785
   01/01/2006 to 12/31/2006...........    $13.54       $16.31         80,255
   01/01/2007 to 12/31/2007...........    $16.31       $17.52         68,071
   01/01/2008 to 12/31/2008...........    $17.52       $10.08         65,599
   01/01/2009 to 12/31/2009...........    $10.08       $13.45        109,013
   01/01/2010 to 12/31/2010...........    $13.45       $14.14        107,431
   01/01/2011 to 12/31/2011...........    $14.14       $12.61         79,386
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.45          1,288
   01/01/2004 to 12/31/2004...........    $10.45       $11.84          9,024
   01/01/2005 to 12/31/2005...........    $11.84       $12.37        141,734
   01/01/2006 to 12/31/2006...........    $12.37       $14.39        448,258
   01/01/2007 to 12/31/2007...........    $14.39       $13.70        800,178
   01/01/2008 to 12/31/2008...........    $13.70       $ 7.87        773,994
   01/01/2009 to 12/31/2009...........    $ 7.87       $ 9.22        746,645
   01/01/2010 to 12/31/2010...........    $ 9.22       $10.24        718,321
   01/01/2011 to 12/31/2011...........    $10.24       $ 9.63        631,842

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.41          1,266
   01/01/2004 to 12/31/2004...........    $10.41       $10.97         14,516
   01/01/2005 to 12/31/2005...........    $10.97       $10.89        884,804
   01/01/2006 to 12/31/2006...........    $10.89       $11.74        663,404
   01/01/2007 to 12/31/2007...........    $11.74       $12.22        592,594
   01/01/2008 to 12/31/2008...........    $12.22       $ 9.21        453,144
   01/01/2009 to 12/31/2009...........    $ 9.21       $12.16        456,888
   01/01/2010 to 12/31/2010...........    $12.16       $13.54        401,901
   01/01/2011 to 12/31/2011...........    $13.54       $14.64        325,417
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.31         10,353
   01/01/2004 to 12/31/2004...........    $10.31       $11.70         73,444
   01/01/2005 to 12/31/2005...........    $11.70       $12.27      3,268,031
   01/01/2006 to 12/31/2006...........    $12.27       $12.91      2,922,147
   01/01/2007 to 12/31/2007...........    $12.91       $14.57      2,860,552
   01/01/2008 to 12/31/2008...........    $14.57       $ 8.06      2,818,068
   01/01/2009 to 12/31/2009...........    $ 8.06       $10.26      2,845,484
   01/01/2010 to 12/31/2010...........    $10.26       $12.06      2,609,411
   01/01/2011 to 12/31/2011...........    $12.06       $11.73      2,214,643
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.50          3,805
   01/01/2005 to 12/31/2005...........    $12.50       $13.20          4,970
   01/01/2006 to 12/31/2006...........    $13.20       $16.10          4,062
   01/01/2007 to 12/31/2007...........    $16.10       $17.29          3,068
   01/01/2008 to 12/31/2008...........    $17.29       $11.20          2,785
   01/01/2009 to 12/31/2009...........    $11.20       $14.46         28,345
   01/01/2010 to 12/31/2010...........    $14.46       $15.90         36,241
   01/01/2011 to 12/31/2011...........    $15.90       $15.12         19,089
AST MFS GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.21          1,319
   01/01/2004 to 12/31/2004...........    $10.21       $11.09          4,350
   01/01/2005 to 12/31/2005...........    $11.09       $11.58        296,619
   01/01/2006 to 12/31/2006...........    $11.58       $12.46        186,528
   01/01/2007 to 12/31/2007...........    $12.46       $14.08        167,347
   01/01/2008 to 12/31/2008...........    $14.08       $ 8.80        258,377
   01/01/2009 to 12/31/2009...........    $ 8.80       $10.74        358,825
   01/01/2010 to 12/31/2010...........    $10.74       $11.89        359,591
   01/01/2011 to 12/31/2011...........    $11.89       $11.60        331,705
AST MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.21          6,426
   01/01/2005 to 12/31/2005...........    $12.21       $12.63          9,584
   01/01/2006 to 12/31/2006...........    $12.63       $14.16         26,533
   01/01/2007 to 12/31/2007...........    $14.16       $14.28         39,015
   01/01/2008 to 12/31/2008...........    $14.28       $ 8.67         47,005
   01/01/2009 to 12/31/2009...........    $ 8.67       $11.82         59,964
   01/01/2010 to 12/31/2010...........    $11.82       $14.35        114,238
   01/01/2011 to 12/31/2011...........    $14.35       $13.59         60,443

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $ 9.87         6,752
   01/01/2005 to 12/31/2005...........    $ 9.87       $ 9.95        83,526
   01/01/2006 to 12/31/2006...........    $ 9.95       $10.21       109,931
   01/01/2007 to 12/31/2007...........    $10.21       $10.52       119,089
   01/01/2008 to 12/31/2008...........    $10.52       $10.58       200,515
   01/01/2009 to 12/31/2009...........    $10.58       $10.41       375,004
   01/01/2010 to 12/31/2010...........    $10.41       $10.22       374,873
   01/01/2011 to 12/31/2011...........    $10.22       $10.03       339,040
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.85         4,186
   01/01/2004 to 12/31/2004...........    $10.85       $13.08        22,361
   01/01/2005 to 12/31/2005...........    $13.08       $14.39       608,612
   01/01/2006 to 12/31/2006...........    $14.39       $15.64       436,264
   01/01/2007 to 12/31/2007...........    $15.64       $15.84       396,454
   01/01/2008 to 12/31/2008...........    $15.84       $ 8.97       400,349
   01/01/2009 to 12/31/2009...........    $ 8.97       $12.39       355,454
   01/01/2010 to 12/31/2010...........    $12.39       $15.01       340,623
   01/01/2011 to 12/31/2011...........    $15.01       $14.37       266,534
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.07         2,573
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.80         4,925
   01/01/2005 to 12/31/2005...........    $11.80       $13.14        12,072
   01/01/2006 to 12/31/2006...........    $13.14       $14.71        23,205
   01/01/2007 to 12/31/2007...........    $14.71       $17.65        35,290
   01/01/2008 to 12/31/2008...........    $17.65       $ 9.84        41,621
   01/01/2009 to 12/31/2009...........    $ 9.84       $12.54       102,977
   01/01/2010 to 12/31/2010...........    $12.54       $15.83       112,678
   01/01/2011 to 12/31/2011...........    $15.83       $15.80        85,626
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.35         1,939
   01/01/2004 to 12/31/2004...........    $10.35       $11.12         3,898
   01/01/2005 to 12/31/2005...........    $11.12       $10.95        17,304
   01/01/2006 to 12/31/2006...........    $10.95       $11.59         3,098
   01/01/2007 to 12/31/2007...........    $11.59       $13.50         3,394
   01/01/2008 to 12/31/2008...........    $13.50       $ 7.61         3,347
   01/01/2009 to 12/31/2009...........    $ 7.61       $ 9.16        29,043
   01/01/2010 to 12/31/2010...........    $ 9.16       $10.81        31,025
   01/01/2011 to 04/29/2011...........    $10.81       $12.12             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.57              6
   01/01/2009 to 12/31/2009...........    $ 5.57       $ 9.10         84,703
   01/01/2010 to 12/31/2010...........    $ 9.10       $10.92        118,785
   01/01/2011 to 12/31/2011...........    $10.92       $ 8.55         50,504
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.02          1,299
   01/01/2004 to 12/31/2004...........    $10.02       $10.04         23,826
   01/01/2005 to 12/31/2005...........    $10.04       $10.01      2,368,077
   01/01/2006 to 12/31/2006...........    $10.01       $10.21      2,026,224
   01/01/2007 to 12/31/2007...........    $10.21       $10.70      2,015,366
   01/01/2008 to 12/31/2008...........    $10.70       $10.62      1,133,364
   01/01/2009 to 12/31/2009...........    $10.62       $11.49      1,321,221
   01/01/2010 to 12/31/2010...........    $11.49       $11.71      1,258,106
   01/01/2011 to 12/31/2011...........    $11.71       $11.75      1,121,766
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.09          3,287
   01/01/2004 to 12/31/2004...........    $10.09       $10.40         35,761
   01/01/2005 to 12/31/2005...........    $10.40       $10.46        601,069
   01/01/2006 to 12/31/2006...........    $10.46       $10.65      1,498,469
   01/01/2007 to 12/31/2007...........    $10.65       $11.32      2,121,472
   01/01/2008 to 12/31/2008...........    $11.32       $10.86      1,232,896
   01/01/2009 to 12/31/2009...........    $10.86       $12.42      1,800,202
   01/01/2010 to 12/31/2010...........    $12.42       $13.14      2,140,005
   01/01/2011 to 12/31/2011...........    $13.14       $13.30      1,714,104
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.04         38,691
   01/01/2006 to 12/31/2006...........    $10.04       $10.63        797,565
   01/01/2007 to 12/31/2007...........    $10.63       $11.35      2,061,983
   01/01/2008 to 12/31/2008...........    $11.35       $ 8.97      4,439,897
   01/01/2009 to 12/31/2009...........    $ 8.97       $10.56      5,249,566
   01/01/2010 to 12/31/2010...........    $10.56       $11.47      6,387,398
   01/01/2011 to 12/31/2011...........    $11.47       $11.37      5,312,189
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.07          6,719
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.57            644
   01/01/2004 to 12/31/2004...........    $10.57       $11.41          4,398
   01/01/2005 to 12/31/2005...........    $11.41       $11.59          4,044
   01/01/2006 to 12/31/2006...........    $11.59       $12.81          5,949
   01/01/2007 to 12/31/2007...........    $12.81       $12.83          3,123
   01/01/2008 to 12/31/2008...........    $12.83       $ 7.72          2,992
   01/01/2009 to 12/31/2009...........    $ 7.72       $ 9.23          8,465
   01/01/2010 to 12/31/2010...........    $ 9.23       $10.42         21,911
   01/01/2011 to 12/31/2011...........    $10.42       $10.58         10,406

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.89          4,963
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.06          2,700
   01/01/2005 to 12/31/2005...........    $11.06       $11.36          2,787
   01/01/2006 to 12/31/2006...........    $11.36       $12.23          2,809
   01/01/2007 to 12/31/2007...........    $12.23       $13.07        122,554
   01/01/2008 to 12/31/2008...........    $13.07       $ 8.96        213,331
   01/01/2009 to 12/31/2009...........    $ 8.96       $11.20      2,422,768
   01/01/2010 to 12/31/2010...........    $11.20       $12.29      5,181,426
   01/01/2011 to 12/31/2011...........    $12.29       $11.66      2,892,643
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $ 9.40          3,927
   01/01/2005 to 12/31/2005...........    $ 9.40       $ 9.36         30,283
   01/01/2006 to 12/31/2006...........    $ 9.36       $10.35        113,301
   01/01/2007 to 12/31/2007...........    $10.35       $10.88        195,793
   01/01/2008 to 12/31/2008...........    $10.88       $ 6.94        150,961
   01/01/2009 to 12/31/2009...........    $ 6.94       $ 9.13        179,179
   01/01/2010 to 12/31/2010...........    $ 9.13       $12.22        205,878
   01/01/2011 to 12/31/2011...........    $12.22       $11.88        134,536
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.68          2,140
   01/01/2004 to 12/31/2004...........    $10.68       $12.21         16,803
   01/01/2005 to 12/31/2005...........    $12.21       $12.78        802,666
   01/01/2006 to 12/31/2006...........    $12.78       $15.05        664,261
   01/01/2007 to 12/31/2007...........    $15.05       $13.95        770,243
   01/01/2008 to 12/31/2008...........    $13.95       $ 9.62        674,415
   01/01/2009 to 12/31/2009...........    $ 9.62       $11.99        681,633
   01/01/2010 to 12/31/2010...........    $11.99       $14.83        624,893
   01/01/2011 to 12/31/2011...........    $14.83       $13.69        542,049
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.49          2,847
   01/01/2004 to 12/31/2004...........    $10.49       $11.44          4,487
   01/01/2005 to 12/31/2005...........    $11.44       $11.76          4,982
   01/01/2006 to 12/31/2006...........    $11.76       $12.98         72,234
   01/01/2007 to 12/31/2007...........    $12.98       $13.54      1,783,891
   01/01/2008 to 12/31/2008...........    $13.54       $ 9.84      1,299,624
   01/01/2009 to 12/31/2009...........    $ 9.84       $11.99      1,871,440
   01/01/2010 to 12/31/2010...........    $11.99       $13.13      2,559,977
   01/01/2011 to 12/31/2011...........    $13.13       $13.14      2,067,769

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.70         1,276
   01/01/2004 to 12/31/2004...........    $10.70       $11.96         7,978
   01/01/2005 to 12/31/2005...........    $11.96       $12.39       107,225
   01/01/2006 to 12/31/2006...........    $12.39       $14.75       421,727
   01/01/2007 to 12/31/2007...........    $14.75       $13.96       665,370
   01/01/2008 to 12/31/2008...........    $13.96       $ 7.96       562,143
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 9.68       571,935
   01/01/2010 to 12/31/2010...........    $ 9.68       $10.76       566,616
   01/01/2011 to 12/31/2011...........    $10.76       $10.38       482,133
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.34         1,457
   01/01/2004 to 12/31/2004...........    $10.34       $11.03         9,789
   01/01/2005 to 12/31/2005...........    $11.03       $10.34       896,088
   01/01/2006 to 12/31/2006...........    $10.34       $10.79       691,404
   01/01/2007 to 12/31/2007...........    $10.79       $11.61       577,877
   01/01/2008 to 12/31/2008...........    $11.61       $11.11       334,497
   01/01/2009 to 12/31/2009...........    $11.11       $12.23       436,052
   01/01/2010 to 12/31/2010...........    $12.23       $12.69       433,698
   01/01/2011 to 12/31/2011...........    $12.69       $12.97       347,478
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.66           941
   01/01/2005 to 12/31/2005...........    $10.66       $12.18         1,793
   01/01/2006 to 12/31/2006...........    $12.18       $12.63       466,166
   01/01/2007 to 12/31/2007...........    $12.63       $13.41       882,598
   01/01/2008 to 12/31/2008...........    $13.41       $ 7.82       848,452
   01/01/2009 to 12/31/2009...........    $ 7.82       $11.78       944,726
   01/01/2010 to 12/31/2010...........    $11.78       $13.39       825,379
   01/01/2011 to 12/31/2011...........    $13.39       $12.92       683,116
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $14.48         1,819
   01/01/2005 to 12/31/2005...........    $14.48       $18.67         3,386
   01/01/2006 to 12/31/2006...........    $18.67       $21.23         5,945
   01/01/2007 to 12/31/2007...........    $21.23       $29.28        10,031
   01/01/2008 to 12/31/2008...........    $29.28       $14.37         9,508
   01/01/2009 to 12/31/2009...........    $14.37       $21.07        73,392
   01/01/2010 to 12/31/2010...........    $21.07       $24.91        86,259
   01/01/2011 to 12/31/2011...........    $24.91       $20.80        34,549

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00             0
   01/01/2006 to 12/31/2006...........    $10.00       $11.35        10,630
   01/01/2007 to 12/31/2007...........    $11.35       $12.20        10,630
   01/01/2008 to 12/31/2008...........    $12.20       $ 6.91         5,398
   01/01/2009 to 12/31/2009...........    $ 6.91       $ 8.71       242,509
   01/01/2010 to 12/31/2010...........    $ 8.71       $ 9.80       233,987
   01/01/2011 to 12/31/2011...........    $ 9.80       $ 9.28       144,693
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.98       446,352
   01/01/2008 to 12/31/2008...........    $ 9.98       $ 9.28       781,944
   01/01/2009 to 12/31/2009...........    $ 9.28       $10.17       625,127
   01/01/2010 to 12/31/2010...........    $10.17       $10.76       759,002
   01/01/2011 to 12/31/2011...........    $10.76       $11.20       654,564
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.42             0
   01/01/2006 to 12/31/2006...........    $11.42       $12.45            75
   01/01/2007 to 12/31/2007...........    $12.45       $13.57             0
   01/01/2008 to 12/31/2008...........    $13.57       $ 7.84             0
   01/01/2009 to 12/31/2009...........    $ 7.84       $10.75           936
   01/01/2010 to 07/16/2010...........    $10.75       $10.52             0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2003 to 12/31/2003...........        --       $10.45           970
   01/01/2004 to 12/31/2004...........    $10.45           --             0
   01/01/2005 to 12/31/2005...........    $12.23       $13.92             0
   01/01/2006 to 12/31/2006...........    $13.92       $16.83            56
   01/01/2007 to 12/31/2007...........    $16.83       $18.99           996
   01/01/2008 to 12/31/2008...........    $18.99       $10.91           204
   01/01/2009 to 12/31/2009...........    $10.91       $12.41        11,436
   01/01/2010 to 07/16/2010...........    $12.41       $11.78             0
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004...........        --       $11.00         3,387
   01/01/2005 to 12/31/2005...........    $11.00       $11.22         3,473
   01/01/2006 to 12/31/2006...........    $11.22       $11.67         3,528
   01/01/2007 to 12/31/2007...........    $11.67       $12.83         3,526
   01/01/2008 to 12/31/2008...........    $12.83       $ 9.16         3,195
   01/01/2009 to 12/31/2009...........    $ 9.16       $12.95        19,581
   01/01/2010 to 07/16/2010...........    $12.95       $12.08             0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.10           206
   01/01/2009 to 12/31/2009...........    $ 6.10       $ 7.72        33,417
   01/01/2010 to 12/31/2010...........    $ 7.72       $ 9.01        32,892
   01/01/2011 to 12/31/2011...........    $ 9.01       $ 7.88        10,619

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.63        305,125
   01/01/2009 to 12/31/2009...........    $ 6.63       $ 8.47      1,287,613
   01/01/2010 to 12/31/2010...........    $ 8.47       $ 9.16      2,671,124
   01/01/2011 to 12/31/2011...........    $ 9.16       $ 8.84      1,664,950
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.83            638
   01/01/2005 to 12/31/2005...........    $11.83       $12.80          1,057
   01/01/2006 to 12/31/2006...........    $12.80       $17.39          4,502
   01/01/2007 to 12/31/2007...........    $17.39       $19.34          9,845
   01/01/2008 to 12/31/2008...........    $19.34       $10.86          8,757
   01/01/2009 to 12/31/2009...........    $10.86       $15.04         12,154
   01/01/2010 to 12/31/2010...........    $15.04       $16.20         11,173
   01/01/2011 to 12/31/2011...........    $16.20       $14.71          9,120
INVESCO V.I. CAPITAL DEVELOPMENT FUND
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.16          7,475
INVESCO V.I. DIVIDEND GROWTH FUND
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.11          8,730
INVESCO V.I. DYNAMICS FUND
   01/01/2005 to 12/31/2005...........    $11.73       $12.74            100
   01/01/2006 to 12/31/2006...........    $12.74       $14.52             98
   01/01/2007 to 12/31/2007...........    $14.52       $15.99             93
   01/01/2008 to 12/31/2008...........    $15.99       $ 8.15            253
   01/01/2009 to 12/31/2009...........    $ 8.15       $11.39          9,987
   01/01/2010 to 12/31/2010...........    $11.39       $13.85         11,880
   01/01/2011 to 04/29/2011...........    $13.85       $15.41              0
INVESCO V.I. FINANCIAL SERVICES FUND
   01/01/2004 to 12/31/2004...........        --       $11.17          1,383
   01/01/2005 to 12/31/2005...........    $11.17       $11.61          2,641
   01/01/2006 to 12/31/2006...........    $11.61       $13.27          1,729
   01/01/2007 to 12/31/2007...........    $13.27       $10.13          2,051
   01/01/2008 to 12/31/2008...........    $10.13       $ 4.03          3,007
   01/01/2009 to 12/31/2009...........    $ 4.03       $ 5.04         23,722
   01/01/2010 to 12/31/2010...........    $ 5.04       $ 5.46         21,177
   01/01/2011 to 04/29/2011...........    $ 5.46       $ 5.76              0
INVESCO V.I. GLOBAL HEALTH CARE FUND
   01/01/2004 to 12/31/2004...........        --       $11.47             63
   01/01/2005 to 12/31/2005...........    $11.47       $12.17              0
   01/01/2006 to 12/31/2006...........    $12.17       $12.57            931
   01/01/2007 to 12/31/2007...........    $12.57       $13.80            862
   01/01/2008 to 12/31/2008...........    $13.80       $ 9.67            920
   01/01/2009 to 12/31/2009...........    $ 9.67       $12.12         11,306
   01/01/2010 to 12/31/2010...........    $12.12       $12.52         12,014
   01/01/2011 to 12/31/2011...........    $12.52       $12.78          4,455

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. TECHNOLOGY FUND
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.21             0
   01/01/2009 to 12/31/2009...........    $ 6.21       $ 9.60             0
   01/01/2010 to 12/31/2010...........    $ 9.60       $11.43             0
   01/01/2011 to 12/31/2011...........    $11.43       $10.65             0
NVIT DEVELOPING MARKETS FUND
   01/01/2004 to 12/31/2004...........        --       $12.81           629
   01/01/2005 to 12/31/2005...........    $12.81       $16.53         2,826
   01/01/2006 to 12/31/2006...........    $16.53       $21.84         4,933
   01/01/2007 to 12/31/2007...........    $21.84       $30.76         7,149
   01/01/2008 to 12/31/2008...........    $30.76       $12.72         5,435
   01/01/2009 to 12/31/2009...........    $12.72       $20.25        50,335
   01/01/2010 to 12/31/2010...........    $20.25       $23.09        36,681
   01/01/2011 to 12/31/2011...........    $23.09       $17.58        12,476
PROFUND VP ASIA 30
   01/01/2004 to 12/31/2004...........        --       $10.19            98
   01/01/2005 to 12/31/2005...........    $10.19       $11.95           141
   01/01/2006 to 12/31/2006...........    $11.95       $16.34           581
   01/01/2007 to 12/31/2007...........    $16.34       $23.69         3,541
   01/01/2008 to 12/31/2008...........    $23.69       $11.43         3,372
   01/01/2009 to 12/31/2009...........    $11.43       $17.30         3,666
   01/01/2010 to 12/31/2010...........    $17.30       $19.34         1,810
   01/01/2011 to 12/31/2011...........    $19.34       $13.86             0
PROFUND VP BANKS
   01/01/2005 to 12/31/2005...........    $11.64       $11.41             0
   01/01/2006 to 12/31/2006...........    $11.41       $12.92             0
   01/01/2007 to 12/31/2007...........    $12.92       $ 9.22             0
   01/01/2008 to 12/31/2008...........    $ 9.22       $ 4.80           794
   01/01/2009 to 12/31/2009...........    $ 4.80       $ 4.52         6,759
   01/01/2010 to 12/31/2010...........    $ 4.52       $ 4.80         2,650
   01/01/2011 to 12/31/2011...........    $ 4.80       $ 3.45         2,650
PROFUND VP BASIC MATERIALS
   01/01/2005 to 12/31/2005...........    $12.50       $12.57             0
   01/01/2006 to 12/31/2006...........    $12.57       $14.24             0
   01/01/2007 to 12/31/2007...........    $14.24       $18.27             0
   01/01/2008 to 12/31/2008...........    $18.27       $ 8.71             6
   01/01/2009 to 12/31/2009...........    $ 8.71       $13.88         4,873
   01/01/2010 to 12/31/2010...........    $13.88       $17.67         2,017
   01/01/2011 to 12/31/2011...........    $17.67       $14.54           846

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BEAR
   01/01/2004 to 12/31/2004...........        --       $ 8.19           532
   01/01/2005 to 12/31/2005...........    $ 8.19       $ 7.93         1,196
   01/01/2006 to 12/31/2006...........    $ 7.93       $ 7.20         1,252
   01/01/2007 to 12/31/2007...........    $ 7.20       $ 7.11             0
   01/01/2008 to 12/31/2008...........    $ 7.11       $ 9.76         3,664
   01/01/2009 to 12/31/2009...........    $ 9.76       $ 6.91         1,459
   01/01/2010 to 12/31/2010...........    $ 6.91       $ 5.57         2,823
   01/01/2011 to 12/31/2011...........    $ 5.57       $ 4.99         2,544
PROFUND VP BULL
   01/01/2004 to 12/31/2004...........        --       $11.31            40
   01/01/2005 to 12/31/2005...........    $11.31       $11.40            39
   01/01/2006 to 12/31/2006...........    $11.40       $12.72            39
   01/01/2007 to 12/31/2007...........    $12.72       $12.93        10,647
   01/01/2008 to 12/31/2008...........    $12.93       $ 7.91            39
   01/01/2009 to 12/31/2009...........    $ 7.91       $ 9.65         1,122
   01/01/2010 to 12/31/2010...........    $ 9.65       $10.66         1,124
   01/01/2011 to 12/31/2011...........    $10.66       $10.47           128
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.46       $11.20             0
   01/01/2006 to 12/31/2006...........    $11.20       $12.38             0
   01/01/2007 to 12/31/2007...........    $12.38       $13.08             0
   01/01/2008 to 12/31/2008...........    $13.08       $ 9.41             0
   01/01/2009 to 12/31/2009...........    $ 9.41       $11.22         2,034
   01/01/2010 to 12/31/2010...........    $11.22       $12.93        12,383
   01/01/2011 to 12/31/2011...........    $12.93       $13.57         1,959
PROFUND VP CONSUMER SERVICES
   01/01/2005 to 12/31/2005...........    $10.75       $10.06             0
   01/01/2006 to 12/31/2006...........    $10.06       $11.05             0
   01/01/2007 to 12/31/2007...........    $11.05       $ 9.95             0
   01/01/2008 to 12/31/2008...........    $ 9.95       $ 6.70         1,508
   01/01/2009 to 12/31/2009...........    $ 6.70       $ 8.61           439
   01/01/2010 to 12/31/2010...........    $ 8.61       $10.25         1,778
   01/01/2011 to 12/31/2011...........    $10.25       $10.62           638
PROFUND VP EUROPE 30
   01/01/2004 to 12/31/2004...........        --       $12.45           140
   01/01/2005 to 12/31/2005...........    $12.45       $13.21           140
   01/01/2006 to 12/31/2006...........    $13.21       $15.24           139
   01/01/2007 to 12/31/2007...........    $15.24       $17.14           986
   01/01/2008 to 12/31/2008...........    $17.14       $ 9.42         2,478
   01/01/2009 to 12/31/2009...........    $ 9.42       $12.23         5,798
   01/01/2010 to 12/31/2010...........    $12.23       $12.32         3,273
   01/01/2011 to 12/31/2011...........    $12.32       $11.02         1,330

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   01/01/2005 to 12/31/2005...........    $11.32       $11.55             0
   01/01/2006 to 12/31/2006...........    $11.55       $13.31             0
   01/01/2007 to 12/31/2007...........    $13.31       $10.56             0
   01/01/2008 to 12/31/2008...........    $10.56       $ 5.13           779
   01/01/2009 to 12/31/2009...........    $ 5.13       $ 5.79         5,676
   01/01/2010 to 12/31/2010...........    $ 5.79       $ 6.30         2,278
   01/01/2011 to 12/31/2011...........    $ 6.30       $ 5.33         2,292
PROFUND VP HEALTH CARE
   01/01/2005 to 12/31/2005...........    $10.71       $11.14             0
   01/01/2006 to 12/31/2006...........    $11.14       $11.51           286
   01/01/2007 to 12/31/2007...........    $11.51       $12.04             0
   01/01/2008 to 12/31/2008...........    $12.04       $ 8.95           677
   01/01/2009 to 12/31/2009...........    $ 8.95       $10.50         3,940
   01/01/2010 to 12/31/2010...........    $10.50       $10.60         1,682
   01/01/2011 to 12/31/2011...........    $10.60       $11.45         1,829
PROFUND VP INDUSTRIALS
   01/01/2005 to 12/31/2005...........    $12.14       $12.21             0
   01/01/2006 to 12/31/2006...........    $12.21       $13.38             0
   01/01/2007 to 12/31/2007...........    $13.38       $14.67             0
   01/01/2008 to 12/31/2008...........    $14.67       $ 8.57             0
   01/01/2009 to 12/31/2009...........    $ 8.57       $10.44           314
   01/01/2010 to 12/31/2010...........    $10.44       $12.68         1,399
   01/01/2011 to 12/31/2011...........    $12.68       $12.22             0
PROFUND VP JAPAN
   01/01/2005 to 12/31/2005...........    $10.41       $14.48             0
   01/01/2006 to 12/31/2006...........    $14.48       $15.75           816
   01/01/2007 to 12/31/2007...........    $15.75       $13.91           461
   01/01/2008 to 12/31/2008...........    $13.91       $ 8.08         1,781
   01/01/2009 to 12/31/2009...........    $ 8.08       $ 8.75           461
   01/01/2010 to 12/31/2010...........    $ 8.75       $ 8.03             0
   01/01/2011 to 12/31/2011...........    $ 8.03       $ 6.42             0
PROFUND VP LARGE-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $10.37       $10.28             0
   01/01/2006 to 12/31/2006...........    $10.28       $11.00           897
   01/01/2007 to 12/31/2007...........    $11.00       $11.55         2,312
   01/01/2008 to 12/31/2008...........    $11.55       $ 7.31         3,298
   01/01/2009 to 12/31/2009...........    $ 7.31       $ 9.31        51,110
   01/01/2010 to 12/31/2010...........    $ 9.31       $10.34         3,631
   01/01/2011 to 12/31/2011...........    $10.34       $10.46         3,531
PROFUND VP LARGE-CAP VALUE
   01/01/2005 to 12/31/2005...........    $10.36       $10.48             0
   01/01/2006 to 12/31/2006...........    $10.48       $12.21         1,077
   01/01/2007 to 12/31/2007...........    $12.21       $12.00         7,562
   01/01/2008 to 12/31/2008...........    $12.00       $ 7.01         2,644
   01/01/2009 to 12/31/2009...........    $ 7.01       $ 8.22         2,926
   01/01/2010 to 12/31/2010...........    $ 8.22       $ 9.11         2,941
   01/01/2011 to 12/31/2011...........    $ 9.11       $ 8.83         2,775

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $11.18           88
   01/01/2005 to 12/31/2005...........    $11.18       $12.20           87
   01/01/2006 to 12/31/2006...........    $12.20       $12.45           87
   01/01/2007 to 12/31/2007...........    $12.45       $13.66        1,155
   01/01/2008 to 12/31/2008...........    $13.66       $ 8.20        1,916
   01/01/2009 to 12/31/2009...........    $ 8.20       $11.13        3,723
   01/01/2010 to 12/31/2010...........    $11.13       $14.03        7,062
   01/01/2011 to 12/31/2011...........    $14.03       $13.38          677
PROFUND VP MID-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $12.26          215
   01/01/2005 to 12/31/2005...........    $12.26       $13.10          213
   01/01/2006 to 12/31/2006...........    $13.10       $14.44          212
   01/01/2007 to 12/31/2007...........    $14.44       $14.31        5,091
   01/01/2008 to 12/31/2008...........    $14.31       $ 8.95        1,580
   01/01/2009 to 12/31/2009...........    $ 8.95       $11.49        1,560
   01/01/2010 to 12/31/2010...........    $11.49       $13.59        1,743
   01/01/2011 to 12/31/2011...........    $13.59       $12.81            0
PROFUND VP NASDAQ-100
   01/01/2005 to 12/31/2005...........    $10.97       $10.79        3,111
   01/01/2006 to 12/31/2006...........    $10.79       $11.17            0
   01/01/2007 to 12/31/2007...........    $11.17       $12.89          639
   01/01/2008 to 12/31/2008...........    $12.89       $ 7.28            0
   01/01/2009 to 12/31/2009...........    $ 7.28       $10.86        5,317
   01/01/2010 to 12/31/2010...........    $10.86       $12.60        1,805
   01/01/2011 to 12/31/2011...........    $12.60       $12.55          762
PROFUND VP OIL & GAS
   01/01/2005 to 12/31/2005...........    $13.87       $17.87           81
   01/01/2006 to 12/31/2006...........    $17.87       $21.16        1,664
   01/01/2007 to 12/31/2007...........    $21.16       $27.52        2,848
   01/01/2008 to 12/31/2008...........    $27.52       $17.03        2,854
   01/01/2009 to 12/31/2009...........    $17.03       $19.30        1,625
   01/01/2010 to 12/31/2010...........    $19.30       $22.31        1,964
   01/01/2011 to 12/31/2011...........    $22.31       $22.39        1,410
PROFUND VP PHARMACEUTICALS
   01/01/2005 to 12/31/2005...........    $ 9.48       $ 8.95            0
   01/01/2006 to 12/31/2006...........    $ 8.95       $ 9.86        1,227
   01/01/2007 to 12/31/2007...........    $ 9.86       $ 9.90            0
   01/01/2008 to 12/31/2008...........    $ 9.90       $ 7.82        2,637
   01/01/2009 to 12/31/2009...........    $ 7.82       $ 8.97        3,828
   01/01/2010 to 12/31/2010...........    $ 8.97       $ 8.85          401
   01/01/2011 to 12/31/2011...........    $ 8.85       $10.09          213

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PRECIOUS METALS
   01/01/2004 to 12/31/2004...........        --       $10.23           842
   01/01/2005 to 12/31/2005...........    $10.23       $12.68             0
   01/01/2006 to 12/31/2006...........    $12.68       $13.36            72
   01/01/2007 to 12/31/2007...........    $13.36       $16.05             0
   01/01/2008 to 12/31/2008...........    $16.05       $10.91         1,003
   01/01/2009 to 12/31/2009...........    $10.91       $14.49         1,562
   01/01/2010 to 12/31/2010...........    $14.49       $18.91         2,072
   01/01/2011 to 12/31/2011...........    $18.91       $14.99            95
PROFUND VP REAL ESTATE
   01/01/2005 to 12/31/2005...........    $13.13       $13.75             0
   01/01/2006 to 12/31/2006...........    $13.75       $17.89            53
   01/01/2007 to 12/31/2007...........    $17.89       $14.11           179
   01/01/2008 to 12/31/2008...........    $14.11       $ 8.14             0
   01/01/2009 to 12/31/2009...........    $ 8.14       $10.21         2,460
   01/01/2010 to 12/31/2010...........    $10.21       $12.50             2
   01/01/2011 to 12/31/2011...........    $12.50       $12.85           792
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2004 to 12/31/2004...........        --       $ 8.35         7,572
   01/01/2005 to 12/31/2005...........    $ 8.35       $ 7.55        13,908
   01/01/2006 to 12/31/2006...........    $ 7.55       $ 8.16         2,780
   01/01/2007 to 12/31/2007...........    $ 8.16       $ 7.59             0
   01/01/2008 to 12/31/2008...........    $ 7.59       $ 4.62            15
   01/01/2009 to 12/31/2009...........    $ 4.62       $ 6.00            27
   01/01/2010 to 12/31/2010...........    $ 6.00       $ 4.94         1,041
   01/01/2011 to 12/31/2011...........    $ 4.94       $ 3.03           323
PROFUND VP SHORT NASDAQ-100
   01/01/2005 to 12/31/2005...........    $ 8.29       $ 8.20           580
   01/01/2006 to 12/31/2006...........    $ 8.20       $ 7.94             0
   01/01/2007 to 12/31/2007...........    $ 7.94       $ 6.89             0
   01/01/2008 to 12/31/2008...........    $ 6.89       $10.02             0
   01/01/2009 to 12/31/2009...........    $10.02       $ 5.84             0
   01/01/2010 to 12/31/2010...........    $ 5.84       $ 4.51             0
   01/01/2011 to 12/31/2011...........    $ 4.51       $ 3.97             0
PROFUND VP SMALL-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $12.29           162
   01/01/2005 to 12/31/2005...........    $12.29       $12.97           366
   01/01/2006 to 12/31/2006...........    $12.97       $13.83           722
   01/01/2007 to 12/31/2007...........    $13.83       $14.13           426
   01/01/2008 to 12/31/2008...........    $14.13       $ 9.15           485
   01/01/2009 to 12/31/2009...........    $ 9.15       $11.33         3,522
   01/01/2010 to 12/31/2010...........    $11.33       $13.98         3,696
   01/01/2011 to 12/31/2011...........    $13.98       $13.89           857

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $12.59           45
   01/01/2005 to 12/31/2005...........    $12.59       $12.85           44
   01/01/2006 to 12/31/2006...........    $12.85       $14.81        1,531
   01/01/2007 to 12/31/2007...........    $14.81       $13.49          599
   01/01/2008 to 12/31/2008...........    $13.49       $ 9.18           44
   01/01/2009 to 12/31/2009...........    $ 9.18       $10.84          527
   01/01/2010 to 12/31/2010...........    $10.84       $12.99          292
   01/01/2011 to 12/31/2011...........    $12.99       $12.23            0
PROFUND VP TELECOMMUNICATIONS
   01/01/2005 to 12/31/2005...........    $12.60       $11.54            0
   01/01/2006 to 12/31/2006...........    $11.54       $15.22          546
   01/01/2007 to 12/31/2007...........    $15.22       $16.19            0
   01/01/2008 to 12/31/2008...........    $16.19       $10.42        2,926
   01/01/2009 to 12/31/2009...........    $10.42       $10.97            0
   01/01/2010 to 12/31/2010...........    $10.97       $12.46        3,004
   01/01/2011 to 12/31/2011...........    $12.46       $12.46          631
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2005 to 12/31/2005...........    $10.85       $11.61            1
   01/01/2006 to 12/31/2006...........    $11.61       $10.88            1
   01/01/2007 to 12/31/2007...........    $10.88       $11.76        3,226
   01/01/2008 to 12/31/2008...........    $11.76       $17.28        1,995
   01/01/2009 to 12/31/2009...........    $17.28       $11.43          684
   01/01/2010 to 12/31/2010...........    $11.43       $12.35          228
   01/01/2011 to 12/31/2011...........    $12.35       $17.40          100
PROFUND VP ULTRAMID-CAP
   01/01/2004 to 12/31/2004...........        --       $13.92           19
   01/01/2005 to 12/31/2005...........    $13.92       $16.11           19
   01/01/2006 to 12/31/2006...........    $16.11       $17.50        1,556
   01/01/2007 to 12/31/2007...........    $17.50       $18.20        2,588
   01/01/2008 to 12/31/2008...........    $18.20       $ 5.81        2,582
   01/01/2009 to 12/31/2009...........    $ 5.81       $ 9.45        7,553
   01/01/2010 to 12/31/2010...........    $ 9.45       $13.89        6,107
   01/01/2011 to 12/31/2011...........    $13.89       $11.77          575
PROFUND VP UTILITIES
   01/01/2005 to 12/31/2005...........    $12.57       $13.95          681
   01/01/2006 to 12/31/2006...........    $13.95       $16.32        1,216
   01/01/2007 to 12/31/2007...........    $16.32       $18.55        1,854
   01/01/2008 to 12/31/2008...........    $18.55       $12.62        1,387
   01/01/2009 to 12/31/2009...........    $12.62       $13.72        2,517
   01/01/2010 to 12/31/2010...........    $13.72       $14.26        2,073
   01/01/2011 to 12/31/2011...........    $14.26       $16.45        1,294

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.53         2,276
   01/01/2005 to 12/31/2005...........    $10.53       $12.03         5,360
   01/01/2006 to 12/31/2006...........    $12.03       $14.29           380
   01/01/2007 to 12/31/2007...........    $14.29       $16.76           341
   01/01/2008 to 12/31/2008...........    $16.76       $ 8.18           475
   01/01/2009 to 12/31/2009...........    $ 8.18       $11.01         2,161
   01/01/2010 to 12/31/2010...........    $11.01       $12.32         2,506
   01/01/2011 to 12/31/2011...........    $12.32       $10.29           533
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.73         1,630
   01/01/2005 to 12/31/2005...........    $10.73       $10.97         2,391
   01/01/2006 to 12/31/2006...........    $10.97       $11.08         2,355
   01/01/2007 to 12/31/2007...........    $11.08       $11.33         2,021
   01/01/2008 to 12/31/2008...........    $11.33       $ 8.02         1,937
   01/01/2009 to 12/31/2009...........    $ 8.02       $ 8.95        14,836
   01/01/2010 to 12/31/2010...........    $ 8.95       $10.48        13,458
   01/01/2011 to 12/31/2011...........    $10.48       $11.17         6,864
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.31         8,734
   01/01/2005 to 12/31/2005...........    $11.31       $11.90        15,530
   01/01/2006 to 12/31/2006...........    $11.90       $13.03        21,722
   01/01/2007 to 12/31/2007...........    $13.03       $14.00        15,407
   01/01/2008 to 12/31/2008...........    $14.00       $ 7.58        19,922
   01/01/2009 to 12/31/2009...........    $ 7.58       $ 8.41        24,823
   01/01/2010 to 12/31/2010...........    $ 8.41       $ 9.83        14,480
   01/01/2011 to 12/31/2011...........    $ 9.83       $ 9.49         4,603
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.47         1,597
   01/01/2005 to 12/31/2005...........    $10.47       $ 9.94         1,899
   01/01/2006 to 12/31/2006...........    $ 9.94       $12.25         2,809
   01/01/2007 to 12/31/2007...........    $12.25       $12.11         2,170
   01/01/2008 to 12/31/2008...........    $12.11       $ 8.50         1,989
   01/01/2009 to 12/31/2009...........    $ 8.50       $ 9.50         3,706
   01/01/2010 to 12/31/2010...........    $ 9.50       $10.89         3,420
   01/01/2011 to 12/31/2011...........    $10.89       $11.51         2,461
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.75             0
   01/01/2006 to 12/31/2006...........    $ 9.75       $11.30           776
   01/01/2007 to 12/31/2007...........    $11.30       $11.22         1,132
   01/01/2008 to 12/31/2008...........    $11.22       $ 6.54         1,187
   01/01/2009 to 12/31/2009...........    $ 6.54       $ 7.33         7,434
   01/01/2010 to 12/31/2010...........    $ 7.33       $ 8.38        51,564
   01/01/2011 to 12/31/2011...........    $ 8.38       $ 8.72        10,668

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2005 to 12/31/2005...........    $11.70       $12.11             0
   01/01/2006 to 12/31/2006...........    $12.11       $14.09             0
   01/01/2007 to 12/31/2007...........    $14.09       $14.21             0
   01/01/2008 to 12/31/2008...........    $14.21       $ 8.86             0
   01/01/2009 to 12/31/2009...........    $ 8.86       $10.16         2,425
   01/01/2010 to 07/16/2010...........    $10.16       $ 9.76             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.79       $14.25        13,789
   01/01/2011 to 12/31/2011...........    $14.25       $12.20         5,474
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 9.76       $11.36         1,973
   01/01/2011 to 12/31/2011...........    $11.36       $10.91           553
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.08       $15.23        15,629
   01/01/2011 to 12/31/2011...........    $15.23       $14.14         8,214
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.24           773
   01/01/2011 to 12/31/2011...........    $12.24       $11.49             0

* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH HAV, EBP AND GRO PLUS OR WITH ANYONE COMBO 5% OR
                  HDV AND GRO PLUS OR HD GRO WITH DB (2.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.54               0
   01/01/2006 to 12/31/2006...........    $10.54       $11.32               0
   01/01/2007 to 12/31/2007...........    $11.32       $11.66               0
   01/01/2008 to 12/31/2008...........    $11.66       $10.90               0
   01/01/2009 to 12/31/2009...........    $10.90       $12.49               0
   01/01/2010 to 12/31/2010...........    $12.49       $14.24               0
   01/01/2011 to 12/31/2011...........    $14.24       $14.34               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         312,604
   01/01/2006 to 12/31/2006...........    $10.01       $10.97       5,065,695
   01/01/2007 to 12/31/2007...........    $10.97       $11.74       8,136,541
   01/01/2008 to 12/31/2008...........    $11.74       $ 7.84       9,400,328
   01/01/2009 to 12/31/2009...........    $ 7.84       $ 9.56      11,572,243
   01/01/2010 to 12/31/2010...........    $ 9.56       $10.49       9,571,229
   01/01/2011 to 12/31/2011...........    $10.49       $10.00       7,458,449
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.63       1,290,825
   01/01/2007 to 12/31/2007...........    $10.63       $11.41       2,559,214
   01/01/2008 to 12/31/2008...........    $11.41       $ 7.85       3,903,066
   01/01/2009 to 12/31/2009...........    $ 7.85       $ 9.70       4,089,298
   01/01/2010 to 12/31/2010...........    $ 9.70       $10.81       3,661,891
   01/01/2011 to 12/31/2011...........    $10.81       $10.61       3,108,340
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.43          10,356
   01/01/2004 to 12/31/2004...........    $12.43       $13.22         119,566
   01/01/2005 to 12/02/2005...........    $13.22       $15.12               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.09           5,118
   01/01/2004 to 12/31/2004...........    $12.09       $13.05          72,365
   01/01/2005 to 12/02/2005...........    $13.05       $14.38               0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.48           2,386
   01/01/2004 to 12/31/2004...........    $12.48       $13.77         198,789
   01/01/2005 to 12/31/2005...........    $13.77       $14.12         238,150
   01/01/2006 to 12/31/2006...........    $14.12       $16.18         278,461
   01/01/2007 to 12/31/2007...........    $16.18       $15.83         367,074
   01/01/2008 to 12/31/2008...........    $15.83       $10.13         432,558
   01/01/2009 to 12/31/2009...........    $10.13       $11.69         495,878
   01/01/2010 to 12/31/2010...........    $11.69       $13.04         325,918
   01/01/2011 to 12/31/2011...........    $13.04       $13.23         289,460
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02         159,724
   01/01/2006 to 12/31/2006...........    $10.02       $10.86       1,685,657
   01/01/2007 to 12/31/2007...........    $10.86       $11.61       2,790,774
   01/01/2008 to 12/31/2008...........    $11.61       $ 8.11       5,528,245
   01/01/2009 to 12/31/2009...........    $ 8.11       $ 9.80       8,798,728
   01/01/2010 to 12/31/2010...........    $ 9.80       $10.79       7,024,050
   01/01/2011 to 12/31/2011...........    $10.79       $10.44       5,182,858
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.15          64,421
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.38           9,674
   01/01/2004 to 12/31/2004...........    $12.38       $14.33         175,087
   01/01/2005 to 12/31/2005...........    $14.33       $15.36         278,563
   01/01/2006 to 12/31/2006...........    $15.36       $18.32         539,030
   01/01/2007 to 12/31/2007...........    $18.32       $18.16         417,115
   01/01/2008 to 12/31/2008...........    $18.16       $11.16         374,851
   01/01/2009 to 12/31/2009...........    $11.16       $12.93         346,113
   01/01/2010 to 12/31/2010...........    $12.93       $14.25         297,287
   01/01/2011 to 12/31/2011...........    $14.25       $13.90         215,671
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.28      12,905,774
   01/01/2009 to 12/31/2009...........    $11.28       $11.01      11,423,965
   01/01/2010 to 12/31/2010...........    $11.01       $11.80       7,372,701
   01/01/2011 to 12/31/2011...........    $11.80       $12.31       5,770,635

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.36       1,335,590
   01/01/2010 to 12/31/2010...........    $ 9.36       $10.14         972,743
   01/01/2011 to 12/31/2011...........    $10.14       $10.90         747,805
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.74       4,566,891
   01/01/2011 to 12/31/2011...........    $10.74       $11.73       2,577,818
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $12.01       7,376,393
   01/01/2009 to 12/31/2009...........    $12.01       $11.06       7,133,884
   01/01/2010 to 12/31/2010...........    $11.06       $12.05       4,327,344
   01/01/2011 to 12/31/2011...........    $12.05       $13.41       6,924,813
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.08       5,692,971
   01/01/2009 to 12/31/2009...........    $12.08       $10.93       5,213,380
   01/01/2010 to 12/31/2010...........    $10.93       $11.93       3,978,286
   01/01/2011 to 12/31/2011...........    $11.93       $13.55       2,040,163
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.77         239,205
   01/01/2010 to 12/31/2010...........    $ 8.77       $ 9.61       3,501,577
   01/01/2011 to 12/31/2011...........    $ 9.61       $11.18         747,648
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.99       6,025,992
   01/01/2011 to 12/31/2011...........    $10.99       $12.95       3,151,015
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.00       5,394,026
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00         383,419
   01/01/2006 to 12/31/2006...........    $10.00       $11.15       6,613,267
   01/01/2007 to 12/31/2007...........    $11.15       $11.98       8,926,725
   01/01/2008 to 12/31/2008...........    $11.98       $ 7.64      11,747,755
   01/01/2009 to 12/31/2009...........    $ 7.64       $ 9.38      14,510,164
   01/01/2010 to 12/31/2010...........    $ 9.38       $10.43      11,072,168
   01/01/2011 to 12/31/2011...........    $10.43       $ 9.97       8,565,131
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50          12,898
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.30         301,763
   01/01/2009 to 12/31/2009...........    $ 7.30       $ 9.08         655,245
   01/01/2010 to 12/31/2010...........    $ 9.08       $10.17         672,599
   01/01/2011 to 12/31/2011...........    $10.17       $ 9.73         487,605

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03          9,410
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.12        703,326
   01/01/2009 to 12/31/2009...........    $ 7.12       $ 8.61      1,443,088
   01/01/2010 to 12/31/2010...........    $ 8.61       $ 9.45      1,275,577
   01/01/2011 to 12/31/2011...........    $ 9.45       $ 9.09      1,120,408
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.91         13,615
   01/01/2004 to 12/31/2004...........    $13.91       $18.80        184,027
   01/01/2005 to 12/31/2005...........    $18.80       $21.16        199,018
   01/01/2006 to 12/31/2006...........    $21.16       $28.35        318,743
   01/01/2007 to 12/31/2007...........    $28.35       $22.24        246,476
   01/01/2008 to 12/31/2008...........    $22.24       $14.16        171,371
   01/01/2009 to 12/31/2009...........    $14.16       $18.30        243,592
   01/01/2010 to 12/31/2010...........    $18.30       $23.08        180,347
   01/01/2011 to 12/31/2011...........    $23.08       $24.11        145,127
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $14.17         10,756
   01/01/2004 to 12/31/2004...........    $14.17       $16.96        236,402
   01/01/2005 to 12/31/2005...........    $16.96       $16.82        245,003
   01/01/2006 to 12/31/2006...........    $16.82       $19.77        203,936
   01/01/2007 to 12/31/2007...........    $19.77       $15.93        230,960
   01/01/2008 to 07/18/2008...........    $15.93       $14.57              0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $16.38         37,078
   01/01/2004 to 12/31/2004...........    $16.38       $19.75        562,771
   01/01/2005 to 12/31/2005...........    $19.75       $21.18        675,625
   01/01/2006 to 12/31/2006...........    $21.18       $23.44        555,919
   01/01/2007 to 12/31/2007...........    $23.44       $25.55        471,679
   01/01/2008 to 12/31/2008...........    $25.55       $14.00        419,386
   01/01/2009 to 12/31/2009...........    $14.00       $18.20        379,572
   01/01/2010 to 12/31/2010...........    $18.20       $23.64        289,027
   01/01/2011 to 12/31/2011...........    $23.64       $20.13        229,446
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.00          1,495
   01/01/2008 to 12/31/2008...........    $10.00       $ 7.13        414,672
   01/01/2009 to 12/31/2009...........    $ 7.13       $ 8.47        553,827
   01/01/2010 to 12/31/2010...........    $ 8.47       $ 9.41        397,958
   01/01/2011 to 12/31/2011...........    $ 9.41       $ 8.99        314,944
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.55      2,113,521
   01/01/2007 to 12/31/2007...........    $10.55       $11.22      2,818,505
   01/01/2008 to 12/31/2008...........    $11.22       $ 7.21      3,325,516
   01/01/2009 to 12/31/2009...........    $ 7.21       $ 8.75      4,130,172
   01/01/2010 to 12/31/2010...........    $ 8.75       $ 9.80      3,649,068
   01/01/2011 to 12/31/2011...........    $ 9.80       $ 9.46      2,869,281

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.45      1,651,620
   01/01/2007 to 12/31/2007...........    $10.45       $11.41      2,784,630
   01/01/2008 to 12/31/2008...........    $11.41       $ 6.63      3,618,245
   01/01/2009 to 12/31/2009...........    $ 6.63       $ 8.19      4,957,531
   01/01/2010 to 12/31/2010...........    $ 8.19       $ 9.55      4,347,503
   01/01/2011 to 12/31/2011...........    $ 9.55       $ 8.78      3,235,647
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.46        143,659
   01/01/2009 to 11/13/2009...........    $ 7.46       $ 8.32              0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.10         13,392
   01/01/2009 to 12/31/2009...........    $ 6.10       $ 8.08         51,758
   01/01/2010 to 12/31/2010...........    $ 8.08       $ 9.52         58,659
   01/01/2011 to 12/31/2011...........    $ 9.52       $ 8.86         42,584
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.61         17,452
   01/01/2004 to 12/31/2004...........    $11.61       $11.80        122,739
   01/01/2005 to 12/31/2005...........    $11.80       $11.95        143,016
   01/01/2006 to 12/31/2006...........    $11.95       $12.88        143,727
   01/01/2007 to 12/31/2007...........    $12.88       $14.39        168,462
   01/01/2008 to 12/31/2008...........    $14.39       $ 8.42        212,472
   01/01/2009 to 12/31/2009...........    $ 8.42       $12.33        425,326
   01/01/2010 to 12/31/2010...........    $12.33       $13.33        336,232
   01/01/2011 to 12/31/2011...........    $13.33       $12.54        200,658
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.76        187,011
   01/01/2004 to 12/31/2004...........    $12.76       $13.88      2,899,917
   01/01/2005 to 12/31/2005...........    $13.88       $14.25      4,265,751
   01/01/2006 to 12/31/2006...........    $14.25       $16.38      2,911,174
   01/01/2007 to 12/31/2007...........    $16.38       $16.87      2,485,922
   01/01/2008 to 12/31/2008...........    $16.87       $ 9.81      2,137,291
   01/01/2009 to 12/31/2009...........    $ 9.81       $11.46      1,934,817
   01/01/2010 to 12/31/2010...........    $11.46       $12.67      1,584,756
   01/01/2011 to 12/31/2011...........    $12.67       $11.73      1,058,554

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.73         37,400
   01/01/2004 to 12/31/2004...........    $12.73       $14.52        516,261
   01/01/2005 to 12/31/2005...........    $14.52       $14.91        701,854
   01/01/2006 to 12/31/2006...........    $14.91       $15.53        516,950
   01/01/2007 to 12/31/2007...........    $15.53       $18.16        440,329
   01/01/2008 to 12/31/2008...........    $18.16       $10.54        395,201
   01/01/2009 to 12/31/2009...........    $10.54       $16.22        468,843
   01/01/2010 to 12/31/2010...........    $16.22       $19.05        361,092
   01/01/2011 to 12/31/2011...........    $19.05       $18.11        221,077
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009* to 12/31/2009..........    $12.59       $16.14         82,090
   01/01/2010 to 12/31/2010...........    $16.14       $20.05        140,787
   01/01/2011 to 12/31/2011...........    $20.05       $19.91         98,811
AST HIGH YIELD PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.23         27,535
   01/01/2004 to 12/31/2004...........    $12.23       $13.31        426,333
   01/01/2005 to 12/31/2005...........    $13.31       $13.19        582,998
   01/01/2006 to 12/31/2006...........    $13.19       $14.27        694,301
   01/01/2007 to 12/31/2007...........    $14.27       $14.33        558,873
   01/01/2008 to 12/31/2008...........    $14.33       $10.45        484,068
   01/01/2009 to 12/31/2009...........    $10.45       $13.89      1,068,071
   01/01/2010 to 12/31/2010...........    $13.89       $15.45        868,078
   01/01/2011 to 12/31/2011...........    $15.45       $15.62        585,430
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18            261
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.92        304,793
   01/01/2009 to 12/31/2009...........    $ 6.92       $ 8.59        681,514
   01/01/2010 to 12/31/2010...........    $ 8.59       $ 9.58        757,701
   01/01/2011 to 12/31/2011...........    $ 9.58       $ 9.33        529,972
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16         11,680
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.55        790,873
   01/01/2009 to 12/31/2009...........    $ 7.55       $ 9.13      1,461,388
   01/01/2010 to 12/31/2010...........    $ 9.13       $ 9.99      1,300,148
   01/01/2011 to 12/31/2011...........    $ 9.99       $ 9.74      1,239,700
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.34        103,740
   01/01/2004 to 12/31/2004...........    $13.34       $15.18      1,821,923
   01/01/2005 to 12/31/2005...........    $15.18       $17.34      2,117,271
   01/01/2006 to 12/31/2006...........    $17.34       $20.56      1,505,204
   01/01/2007 to 12/31/2007...........    $20.56       $23.99      1,246,698
   01/01/2008 to 12/31/2008...........    $23.99       $11.70      1,091,501
   01/01/2009 to 12/31/2009...........    $11.70       $15.51        976,313
   01/01/2010 to 12/31/2010...........    $15.51       $17.41        770,326
   01/01/2011 to 12/31/2011...........    $17.41       $14.85        539,693

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.85          5,504
   01/01/2004 to 12/31/2004...........    $12.85       $15.24         69,494
   01/01/2005 to 12/31/2005...........    $15.24       $16.98        151,572
   01/01/2006 to 12/31/2006...........    $16.98       $21.21        275,388
   01/01/2007 to 12/31/2007...........    $21.21       $24.49        415,333
   01/01/2008 to 12/31/2008...........    $24.49       $13.44        281,138
   01/01/2009 to 12/31/2009...........    $13.44       $17.18        292,566
   01/01/2010 to 12/31/2010...........    $17.18       $18.71        242,130
   01/01/2011 to 12/31/2011...........    $18.71       $16.03        186,332
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008..........    $10.01       $10.92      1,344,244
   01/01/2009 to 12/31/2009...........    $10.92       $11.91        336,597
   01/01/2010 to 12/31/2010...........    $11.91       $12.93        179,010
   01/01/2011 to 12/31/2011...........    $12.93       $14.25      1,155,408
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.64            483
   01/01/2004 to 12/31/2004...........    $11.64       $12.67         35,622
   01/01/2005 to 12/31/2005...........    $12.67       $13.28         96,396
   01/01/2006 to 12/31/2006...........    $13.28       $14.46        103,991
   01/01/2007 to 12/31/2007...........    $14.46       $14.45        457,631
   01/01/2008 to 12/31/2008...........    $14.45       $11.66      2,616,044
   01/01/2009 to 12/31/2009...........    $11.66       $13.95      2,748,409
   01/01/2010 to 12/31/2010...........    $13.95       $14.67      1,894,148
   01/01/2011 to 12/31/2011...........    $14.67       $14.41      1,406,382
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29              0
   01/01/2010 to 12/31/2010...........    $10.29       $11.22          9,654
   01/01/2011 to 12/31/2011...........    $11.22       $11.07         17,491
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30              0
   01/01/2010 to 12/31/2010...........    $10.30       $11.47         10,094
   01/01/2011 to 12/31/2011...........    $11.47       $10.58         16,315
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.74         17,098
   01/01/2004 to 12/31/2004...........    $12.74       $14.62        217,166
   01/01/2005 to 12/31/2005...........    $14.62       $15.90        411,851
   01/01/2006 to 12/31/2006...........    $15.90       $19.14        412,527
   01/01/2007 to 12/31/2007...........    $19.14       $20.53        452,611
   01/01/2008 to 12/31/2008...........    $20.53       $11.79        450,183
   01/01/2009 to 12/31/2009...........    $11.79       $15.70        399,618
   01/01/2010 to 12/31/2010...........    $15.70       $16.49        308,762
   01/01/2011 to 12/31/2011...........    $16.49       $14.68        235,341

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.63         21,961
   01/01/2004 to 12/31/2004...........    $11.63       $13.16        173,888
   01/01/2005 to 12/31/2005...........    $13.16       $13.73        405,886
   01/01/2006 to 12/31/2006...........    $13.73       $15.94        464,393
   01/01/2007 to 12/31/2007...........    $15.94       $15.16        520,419
   01/01/2008 to 12/31/2008...........    $15.16       $ 8.69        546,388
   01/01/2009 to 12/31/2009...........    $ 8.69       $10.17        452,623
   01/01/2010 to 12/31/2010...........    $10.17       $11.28        440,901
   01/01/2011 to 12/31/2011...........    $11.28       $10.59        327,994
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.90         42,593
   01/01/2004 to 12/31/2004...........    $11.90       $12.53        904,128
   01/01/2005 to 12/31/2005...........    $12.53       $12.42      1,672,137
   01/01/2006 to 12/31/2006...........    $12.42       $13.37      1,365,237
   01/01/2007 to 12/31/2007...........    $13.37       $13.90      1,124,709
   01/01/2008 to 12/31/2008...........    $13.90       $10.45        916,727
   01/01/2009 to 12/31/2009...........    $10.45       $13.79        905,623
   01/01/2010 to 12/31/2010...........    $13.79       $15.33        647,711
   01/01/2011 to 12/31/2011...........    $15.33       $16.55        486,011
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.28        215,988
   01/01/2004 to 12/31/2004...........    $12.28       $13.92      3,136,818
   01/01/2005 to 12/31/2005...........    $13.92       $14.58      4,378,768
   01/01/2006 to 12/31/2006...........    $14.58       $15.32      3,475,065
   01/01/2007 to 12/31/2007...........    $15.32       $17.26      3,049,331
   01/01/2008 to 12/31/2008...........    $17.26       $ 9.53      2,645,237
   01/01/2009 to 12/31/2009...........    $ 9.53       $12.12      2,318,468
   01/01/2010 to 12/31/2010...........    $12.12       $14.22      1,843,523
   01/01/2011 to 12/31/2011...........    $14.22       $13.81      1,221,768
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.29          4,306
   01/01/2004 to 12/31/2004...........    $12.29       $14.26         98,046
   01/01/2005 to 12/31/2005...........    $14.26       $15.04        185,240
   01/01/2006 to 12/31/2006...........    $15.04       $18.32        190,286
   01/01/2007 to 12/31/2007...........    $18.32       $19.64        145,391
   01/01/2008 to 12/31/2008...........    $19.64       $12.70        144,404
   01/01/2009 to 12/31/2009...........    $12.70       $16.37        163,957
   01/01/2010 to 12/31/2010...........    $16.37       $17.98        135,711
   01/01/2011 to 12/31/2011...........    $17.98       $17.07        123,103

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.40          18,900
   01/01/2004 to 12/31/2004...........    $11.40       $12.37         304,760
   01/01/2005 to 12/31/2005...........    $12.37       $12.89         553,234
   01/01/2006 to 12/31/2006...........    $12.89       $13.85         418,858
   01/01/2007 to 12/31/2007...........    $13.85       $15.62         401,782
   01/01/2008 to 12/31/2008...........    $15.62       $ 9.75         381,401
   01/01/2009 to 12/31/2009...........    $ 9.75       $11.88         476,807
   01/01/2010 to 12/31/2010...........    $11.88       $13.13         349,620
   01/01/2011 to 12/31/2011...........    $13.13       $12.79         256,619
AST MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.37          12,627
   01/01/2004 to 12/31/2004...........    $13.37       $15.11         116,474
   01/01/2005 to 12/31/2005...........    $15.11       $15.61         156,240
   01/01/2006 to 12/31/2006...........    $15.61       $17.48         128,923
   01/01/2007 to 12/31/2007...........    $17.48       $17.60         135,453
   01/01/2008 to 12/31/2008...........    $17.60       $10.67         157,691
   01/01/2009 to 12/31/2009...........    $10.67       $14.52         148,090
   01/01/2010 to 12/31/2010...........    $14.52       $17.59         115,520
   01/01/2011 to 12/31/2011...........    $17.59       $16.65          81,600
AST MONEY MARKET PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $ 9.85          81,304
   01/01/2004 to 12/31/2004...........    $ 9.85       $ 9.73       1,312,018
   01/01/2005 to 12/31/2005...........    $ 9.73       $ 9.80       2,581,452
   01/01/2006 to 12/31/2006...........    $ 9.80       $10.04       1,916,776
   01/01/2007 to 12/31/2007...........    $10.04       $10.33       4,181,059
   01/01/2008 to 12/31/2008...........    $10.33       $10.37      11,771,343
   01/01/2009 to 12/31/2009...........    $10.37       $10.19       5,146,624
   01/01/2010 to 12/31/2010...........    $10.19       $ 9.99       2,539,883
   01/01/2011 to 12/31/2011...........    $ 9.99       $ 9.79       2,629,487
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.33          87,253
   01/01/2004 to 12/31/2004...........    $13.33       $16.04         937,314
   01/01/2005 to 12/31/2005...........    $16.04       $17.62       1,232,726
   01/01/2006 to 12/31/2006...........    $17.62       $19.12         959,021
   01/01/2007 to 12/31/2007...........    $19.12       $19.33         859,161
   01/01/2008 to 12/31/2008...........    $19.33       $10.94         649,182
   01/01/2009 to 12/31/2009...........    $10.94       $15.08         559,513
   01/01/2010 to 12/31/2010...........    $15.08       $18.24         452,422
   01/01/2011 to 12/31/2011...........    $18.24       $17.43         306,085
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06          15,053

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.17         16,702
   01/01/2004 to 12/31/2004...........    $12.17       $13.84        153,923
   01/01/2005 to 12/31/2005...........    $13.84       $15.40        330,873
   01/01/2006 to 12/31/2006...........    $15.40       $17.21        308,969
   01/01/2007 to 12/31/2007...........    $17.21       $20.61        409,243
   01/01/2008 to 12/31/2008...........    $20.61       $11.47        217,294
   01/01/2009 to 12/31/2009...........    $11.47       $14.59        237,239
   01/01/2010 to 12/31/2010...........    $14.59       $18.40        222,681
   01/01/2011 to 12/31/2011...........    $18.40       $18.34        164,934
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $14.05          1,850
   01/01/2004 to 12/31/2004...........    $14.05       $15.07         56,414
   01/01/2005 to 12/31/2005...........    $15.07       $14.82         76,370
   01/01/2006 to 12/31/2006...........    $14.82       $15.65         81,269
   01/01/2007 to 12/31/2007...........    $15.65       $18.20        105,233
   01/01/2008 to 12/31/2008...........    $18.20       $10.25         51,866
   01/01/2009 to 12/31/2009...........    $10.25       $12.31         56,130
   01/01/2010 to 12/31/2010...........    $12.31       $14.51         50,066
   01/01/2011 to 04/29/2011...........    $14.51       $16.26              0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.56        164,951
   01/01/2009 to 12/31/2009...........    $ 5.56       $ 9.08        483,497
   01/01/2010 to 12/31/2010...........    $ 9.08       $10.88        414,743
   01/01/2011 to 12/31/2011...........    $10.88       $ 8.50        236,233
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.21         36,640
   01/01/2004 to 12/31/2004...........    $10.21       $10.21      2,764,809
   01/01/2005 to 12/31/2005...........    $10.21       $10.17      4,545,782
   01/01/2006 to 12/31/2006...........    $10.17       $10.35      3,593,391
   01/01/2007 to 12/31/2007...........    $10.35       $10.83      3,257,914
   01/01/2008 to 12/31/2008...........    $10.83       $10.73      3,023,480
   01/01/2009 to 12/31/2009...........    $10.73       $11.59      3,232,705
   01/01/2010 to 12/31/2010...........    $11.59       $11.80      2,405,356
   01/01/2011 to 12/31/2011...........    $11.80       $11.83      1,638,831
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $10.49        378,676
   01/01/2004 to 12/31/2004...........    $10.49       $10.79      3,495,678
   01/01/2005 to 12/31/2005...........    $10.79       $10.84      2,236,621
   01/01/2006 to 12/31/2006...........    $10.84       $11.02      2,081,850
   01/01/2007 to 12/31/2007...........    $11.02       $11.70      2,256,466
   01/01/2008 to 12/31/2008...........    $11.70       $11.21      2,546,124
   01/01/2009 to 12/31/2009...........    $11.21       $12.80      3,707,147
   01/01/2010 to 12/31/2010...........    $12.80       $13.51      3,188,128
   01/01/2011 to 12/31/2011...........    $13.51       $13.66      2,557,267

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03          5,527
   01/01/2006 to 12/31/2006...........    $10.03       $10.62        632,804
   01/01/2007 to 12/31/2007...........    $10.62       $11.31      1,601,195
   01/01/2008 to 12/31/2008...........    $11.31       $ 8.92      5,838,176
   01/01/2009 to 12/31/2009...........    $ 8.92       $10.50      7,871,784
   01/01/2010 to 12/31/2010...........    $10.50       $11.38      6,131,743
   01/01/2011 to 12/31/2011...........    $11.38       $11.26      5,324,940
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06         18,180
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.24         16,957
   01/01/2004 to 12/31/2004...........    $12.24       $13.19        389,368
   01/01/2005 to 12/31/2005...........    $13.19       $13.38        463,128
   01/01/2006 to 12/31/2006...........    $13.38       $14.77        411,412
   01/01/2007 to 12/31/2007...........    $14.77       $14.78        293,752
   01/01/2008 to 12/31/2008...........    $14.78       $ 8.87        222,347
   01/01/2009 to 12/31/2009...........    $ 8.87       $10.59        236,160
   01/01/2010 to 12/31/2010...........    $10.59       $11.94        194,939
   01/01/2011 to 12/31/2011...........    $11.94       $12.11        129,020
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.88              0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.61         18,977
   01/01/2004 to 12/31/2004...........    $11.61       $12.40        175,763
   01/01/2005 to 12/31/2005...........    $12.40       $12.71        219,955
   01/01/2006 to 12/31/2006...........    $12.71       $13.66        187,318
   01/01/2007 to 12/31/2007...........    $13.66       $14.58        170,010
   01/01/2008 to 12/31/2008...........    $14.58       $ 9.98        451,062
   01/01/2009 to 12/31/2009...........    $ 9.98       $12.46        950,616
   01/01/2010 to 12/31/2010...........    $12.46       $13.65      1,052,972
   01/01/2011 to 12/31/2011...........    $13.65       $12.93        834,784
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.49          9,676
   01/01/2004 to 12/31/2004...........    $13.49       $12.30        113,913
   01/01/2005 to 12/31/2005...........    $12.30       $12.23        105,281
   01/01/2006 to 12/31/2006...........    $12.23       $13.50        116,763
   01/01/2007 to 12/31/2007...........    $13.50       $14.18        168,599
   01/01/2008 to 12/31/2008...........    $14.18       $ 9.03        254,074
   01/01/2009 to 12/31/2009...........    $ 9.03       $11.85        247,591
   01/01/2010 to 12/31/2010...........    $11.85       $15.84        277,723
   01/01/2011 to 12/31/2011...........    $15.84       $15.37        121,709

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.41        100,155
   01/01/2004 to 12/31/2004...........    $13.41       $15.31      1,007,926
   01/01/2005 to 12/31/2005...........    $15.31       $16.00      1,367,353
   01/01/2006 to 12/31/2006...........    $16.00       $18.82      1,007,185
   01/01/2007 to 12/31/2007...........    $18.82       $17.41        986,053
   01/01/2008 to 12/31/2008...........    $17.41       $11.99        987,703
   01/01/2009 to 12/31/2009...........    $11.99       $14.92        848,941
   01/01/2010 to 12/31/2010...........    $14.92       $18.43        606,356
   01/01/2011 to 12/31/2011...........    $18.43       $16.98        406,275
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.11         27,414
   01/01/2004 to 12/31/2004...........    $12.11       $13.19        349,177
   01/01/2005 to 12/31/2005...........    $13.19       $13.53        401,044
   01/01/2006 to 12/31/2006...........    $13.53       $14.92        549,051
   01/01/2007 to 12/31/2007...........    $14.92       $15.54      1,003,846
   01/01/2008 to 12/31/2008...........    $15.54       $11.28      1,693,347
   01/01/2009 to 12/31/2009...........    $11.28       $13.72      1,904,973
   01/01/2010 to 12/31/2010...........    $13.72       $15.00      1,851,248
   01/01/2011 to 12/31/2011...........    $15.00       $14.99      1,512,633
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $12.67         11,518
   01/01/2004 to 12/31/2004...........    $12.67       $14.15        220,419
   01/01/2005 to 12/31/2005...........    $14.15       $14.63        256,526
   01/01/2006 to 12/31/2006...........    $14.63       $17.40        446,357
   01/01/2007 to 12/31/2007...........    $17.40       $16.44        422,432
   01/01/2008 to 12/31/2008...........    $16.44       $ 9.36        354,139
   01/01/2009 to 12/31/2009...........    $ 9.36       $11.36        348,461
   01/01/2010 to 12/31/2010...........    $11.36       $12.61        297,828
   01/01/2011 to 12/31/2011...........    $12.61       $12.15        247,265
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.40         24,361
   01/01/2004 to 12/31/2004...........    $11.40       $12.14        712,411
   01/01/2005 to 12/31/2005...........    $12.14       $11.37      1,035,774
   01/01/2006 to 12/31/2006...........    $11.37       $11.84        798,214
   01/01/2007 to 12/31/2007...........    $11.84       $12.72        851,066
   01/01/2008 to 12/31/2008...........    $12.72       $12.16        694,965
   01/01/2009 to 12/31/2009...........    $12.16       $13.36        671,737
   01/01/2010 to 12/31/2010...........    $13.36       $13.85        570,160
   01/01/2011 to 12/31/2011...........    $13.85       $14.13        482,840

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.32          2,206
   01/01/2004 to 12/31/2004...........    $11.32       $11.73         84,417
   01/01/2005 to 12/31/2005...........    $11.73       $13.39        179,577
   01/01/2006 to 12/31/2006...........    $13.39       $13.86        424,274
   01/01/2007 to 12/31/2007...........    $13.86       $14.70        670,101
   01/01/2008 to 12/31/2008...........    $14.70       $ 8.56        829,518
   01/01/2009 to 12/31/2009...........    $ 8.56       $12.87        803,341
   01/01/2010 to 12/31/2010...........    $12.87       $14.61        682,794
   01/01/2011 to 12/31/2011...........    $14.61       $14.07        500,066
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $13.66         24,634
   01/01/2004 to 12/31/2004...........    $13.66       $17.56        172,186
   01/01/2005 to 12/31/2005...........    $17.56       $22.61        291,123
   01/01/2006 to 12/31/2006...........    $22.61       $25.68        307,012
   01/01/2007 to 12/31/2007...........    $25.68       $35.36        389,732
   01/01/2008 to 12/31/2008...........    $35.36       $17.33        300,040
   01/01/2009 to 12/31/2009...........    $17.33       $25.36        436,858
   01/01/2010 to 12/31/2010...........    $25.36       $29.94        397,202
   01/01/2011 to 12/31/2011...........    $29.94       $24.96        213,036
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99        111,044
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.33        744,811
   01/01/2007 to 12/31/2007...........    $11.33       $12.17        906,776
   01/01/2008 to 12/31/2008...........    $12.17       $ 6.88        954,985
   01/01/2009 to 12/31/2009...........    $ 6.88       $ 8.65      1,714,961
   01/01/2010 to 12/31/2010...........    $ 8.65       $ 9.72      1,218,956
   01/01/2011 to 12/31/2011...........    $ 9.72       $ 9.20        880,416
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.98        207,560
   01/01/2008 to 12/31/2008...........    $ 9.98       $ 9.27        788,143
   01/01/2009 to 12/31/2009...........    $ 9.27       $10.14        753,947
   01/01/2010 to 12/31/2010...........    $10.14       $10.71        651,819
   01/01/2011 to 12/31/2011...........    $10.71       $11.13        602,850
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.41        120,154
   01/01/2006 to 12/31/2006...........    $11.41       $12.42         49,463
   01/01/2007 to 12/31/2007...........    $12.42       $13.51         80,806
   01/01/2008 to 12/31/2008...........    $13.51       $ 7.79         35,683
   01/01/2009 to 12/31/2009...........    $ 7.79       $10.68         87,916
   01/01/2010 to 07/16/2010...........    $10.68       $10.43              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2003 to 12/31/2003...........        --       $10.45            827
   01/01/2004 to 12/31/2004...........    $10.45       $12.21         32,858
   01/01/2005 to 12/31/2005...........    $12.21       $13.88        164,045
   01/01/2006 to 12/31/2006...........    $13.88       $16.75        160,932
   01/01/2007 to 12/31/2007...........    $16.75       $18.88        219,534
   01/01/2008 to 12/31/2008...........    $18.88       $10.82        146,290
   01/01/2009 to 12/31/2009...........    $10.82       $12.30        139,726
   01/01/2010 to 07/16/2010...........    $12.30       $11.66              0
EVERGREEN VA OMEGA FUND
   01/01/2003 to 12/31/2003...........        --       $13.19            283
   01/01/2004 to 12/31/2004...........    $13.19       $13.86         31,153
   01/01/2005 to 12/31/2005...........    $13.86       $14.10         31,596
   01/01/2006 to 12/31/2006...........    $14.10       $14.65         15,185
   01/01/2007 to 12/31/2007...........    $14.65       $16.08         15,093
   01/01/2008 to 12/31/2008...........    $16.08       $11.47         26,469
   01/01/2009 to 12/31/2009...........    $11.47       $16.18         38,725
   01/01/2010 to 07/16/2010...........    $16.18       $15.09              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.10         92,210
   01/01/2009 to 12/31/2009...........    $ 6.10       $ 7.69        197,134
   01/01/2010 to 12/31/2010...........    $ 7.69       $ 8.97        125,709
   01/01/2011 to 12/31/2011...........    $ 8.97       $ 7.83         56,285
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.63        933,984
   01/01/2009 to 12/31/2009...........    $ 6.63       $ 8.45      1,565,724
   01/01/2010 to 12/31/2010...........    $ 8.45       $ 9.13      1,506,231
   01/01/2011 to 12/31/2011...........    $ 9.13       $ 8.79      1,167,563
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.82        108,014
   01/01/2005 to 12/31/2005...........    $11.82       $12.76        179,027
   01/01/2006 to 12/31/2006...........    $12.76       $17.32        390,251
   01/01/2007 to 12/31/2007...........    $17.32       $19.23        383,026
   01/01/2008 to 12/31/2008...........    $19.23       $10.78        201,811
   01/01/2009 to 12/31/2009...........    $10.78       $14.91        199,013
   01/01/2010 to 12/31/2010...........    $14.91       $16.03        136,481
   01/01/2011 to 12/31/2011...........    $16.03       $14.53         73,996
INVESCO V.I. CAPITAL DEVELOPMENT FUND
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.15         30,489
INVESCO V.I. DIVIDEND GROWTH FUND
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.10         50,551

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. DYNAMICS FUND
   01/01/2003 to 12/31/2003...........        --       $13.11         4,848
   01/01/2004 to 12/31/2004...........    $13.11       $14.56        61,543
   01/01/2005 to 12/31/2005...........    $14.56       $15.80        54,814
   01/01/2006 to 12/31/2006...........    $15.80       $17.98        59,124
   01/01/2007 to 12/31/2007...........    $17.98       $19.76        54,429
   01/01/2008 to 12/31/2008...........    $19.76       $10.05        37,387
   01/01/2009 to 12/31/2009...........    $10.05       $14.04        37,634
   01/01/2010 to 12/31/2010...........    $14.04       $17.03        38,338
   01/01/2011 to 04/29/2011...........    $17.03       $18.95             0
INVESCO V.I. FINANCIAL SERVICES FUND
   01/01/2003 to 12/31/2003...........        --       $12.60        20,268
   01/01/2004 to 12/31/2004...........    $12.60       $13.42        67,581
   01/01/2005 to 12/31/2005...........    $13.42       $13.92       170,808
   01/01/2006 to 12/31/2006...........    $13.92       $15.89        91,327
   01/01/2007 to 12/31/2007...........    $15.89       $12.11        50,770
   01/01/2008 to 12/31/2008...........    $12.11       $ 4.81        50,279
   01/01/2009 to 12/31/2009...........    $ 4.81       $ 6.01       113,041
   01/01/2010 to 12/31/2010...........    $ 6.01       $ 6.50       235,630
   01/01/2011 to 04/29/2011...........    $ 6.50       $ 6.85             0
INVESCO V.I. GLOBAL HEALTH CARE FUND
   01/01/2003 to 12/31/2003...........        --       $11.91         2,077
   01/01/2004 to 12/31/2004...........    $11.91       $12.56        87,037
   01/01/2005 to 12/31/2005...........    $12.56       $13.31       122,355
   01/01/2006 to 12/31/2006...........    $13.31       $13.73       130,283
   01/01/2007 to 12/31/2007...........    $13.73       $15.05       108,427
   01/01/2008 to 12/31/2008...........    $15.05       $10.52       187,213
   01/01/2009 to 12/31/2009...........    $10.52       $13.17       106,387
   01/01/2010 to 12/31/2010...........    $13.17       $13.59        86,909
   01/01/2011 to 12/31/2011...........    $13.59       $13.84        59,858
INVESCO V.I. TECHNOLOGY FUND
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.21             0
   01/01/2009 to 12/31/2009...........    $ 6.21       $ 9.58             0
   01/01/2010 to 12/31/2010...........    $ 9.58       $11.38             0
   01/01/2011 to 12/31/2011...........    $11.38       $10.59             0
NASDAQ TARGET 15 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.89       $ 5.96             0
   01/01/2009 to 12/31/2009...........    $ 5.96       $ 6.83             0
   01/01/2010 to 12/31/2010...........    $ 6.83       $ 8.72             0
   01/01/2011 to 12/31/2011...........    $ 8.72       $ 8.66             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
NVIT DEVELOPING MARKETS FUND
   01/01/2003 to 12/31/2003...........        --       $15.54        12,503
   01/01/2004 to 12/31/2004...........    $15.54       $18.25       161,653
   01/01/2005 to 12/31/2005...........    $18.25       $23.52       224,533
   01/01/2006 to 12/31/2006...........    $23.52       $31.02       274,947
   01/01/2007 to 12/31/2007...........    $31.02       $43.62       484,276
   01/01/2008 to 12/31/2008...........    $43.62       $18.01       186,988
   01/01/2009 to 12/31/2009...........    $18.01       $28.64       356,343
   01/01/2010 to 12/31/2010...........    $28.64       $32.60       205,732
   01/01/2011 to 12/31/2011...........    $32.60       $24.79       123,967
PROFUND VP ASIA 30
   01/01/2003 to 12/31/2003...........        --       $15.94        10,432
   01/01/2004 to 12/31/2004...........    $15.94       $15.54        74,988
   01/01/2005 to 12/31/2005...........    $15.54       $18.20        98,832
   01/01/2006 to 12/31/2006...........    $18.20       $24.84       227,691
   01/01/2007 to 12/31/2007...........    $24.84       $35.97       247,412
   01/01/2008 to 12/31/2008...........    $35.97       $17.33        77,238
   01/01/2009 to 12/31/2009...........    $17.33       $26.19       127,715
   01/01/2010 to 12/31/2010...........    $26.19       $29.24        92,346
   01/01/2011 to 12/31/2011...........    $29.24       $20.92        44,452
PROFUND VP BANKS
   01/01/2004 to 12/31/2004...........        --       $14.07         8,847
   01/01/2005 to 12/31/2005...........    $14.07       $13.77         7,375
   01/01/2006 to 12/31/2006...........    $13.77       $15.58        11,704
   01/01/2007 to 12/31/2007...........    $15.58       $11.10         8,235
   01/01/2008 to 12/31/2008...........    $11.10       $ 5.77       117,037
   01/01/2009 to 12/31/2009...........    $ 5.77       $ 5.42        35,987
   01/01/2010 to 12/31/2010...........    $ 5.42       $ 5.75        23,240
   01/01/2011 to 12/31/2011...........    $ 5.75       $ 4.13        18,162
PROFUND VP BASIC MATERIALS
   01/01/2003 to 12/31/2003...........        --       $13.33         8,054
   01/01/2004 to 12/31/2004...........    $13.33       $14.40        23,555
   01/01/2005 to 12/31/2005...........    $14.40       $14.46        45,735
   01/01/2006 to 12/31/2006...........    $14.46       $16.36        43,606
   01/01/2007 to 12/31/2007...........    $16.36       $20.96        85,213
   01/01/2008 to 12/31/2008...........    $20.96       $ 9.98        63,959
   01/01/2009 to 12/31/2009...........    $ 9.98       $15.87       112,777
   01/01/2010 to 12/31/2010...........    $15.87       $20.18       160,387
   01/01/2011 to 12/31/2011...........    $20.18       $16.58        77,913
PROFUND VP BEAR
   01/01/2004 to 12/31/2004...........        --       $ 6.58        41,480
   01/01/2005 to 12/31/2005...........    $ 6.58       $ 6.36       481,335
   01/01/2006 to 12/31/2006...........    $ 6.36       $ 5.77       113,831
   01/01/2007 to 12/31/2007...........    $ 5.77       $ 5.68       186,155
   01/01/2008 to 12/31/2008...........    $ 5.68       $ 7.80       301,175
   01/01/2009 to 12/31/2009...........    $ 7.80       $ 5.51       363,401
   01/01/2010 to 12/31/2010...........    $ 5.51       $ 4.44       153,769
   01/01/2011 to 12/31/2011...........    $ 4.44       $ 3.96       160,825

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BULL
   01/01/2003 to 12/31/2003...........        --       $12.00         1,179
   01/01/2004 to 12/31/2004...........    $12.00       $12.79       171,187
   01/01/2005 to 12/31/2005...........    $12.79       $12.88       482,071
   01/01/2006 to 12/31/2006...........    $12.88       $14.35       338,211
   01/01/2007 to 12/31/2007...........    $14.35       $14.56       203,530
   01/01/2008 to 12/31/2008...........    $14.56       $ 8.89       363,733
   01/01/2009 to 12/31/2009...........    $ 8.89       $10.84       273,451
   01/01/2010 to 12/31/2010...........    $10.84       $11.96       323,429
   01/01/2011 to 12/31/2011...........    $11.96       $11.72        48,635
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2003 to 12/31/2003...........        --       $11.49           954
   01/01/2004 to 12/31/2004...........    $11.49       $12.31         8,437
   01/01/2005 to 12/31/2005...........    $12.31       $12.02         9,786
   01/01/2006 to 12/31/2006...........    $12.02       $13.26        26,778
   01/01/2007 to 12/31/2007...........    $13.26       $13.98       131,891
   01/01/2008 to 12/31/2008...........    $13.98       $10.04        22,103
   01/01/2009 to 12/31/2009...........    $10.04       $11.97        17,709
   01/01/2010 to 12/31/2010...........    $11.97       $13.76        43,586
   01/01/2011 to 12/31/2011...........    $13.76       $14.42        41,356
PROFUND VP CONSUMER SERVICES
   01/01/2004 to 12/31/2004...........        --       $12.28        17,197
   01/01/2005 to 12/31/2005...........    $12.28       $11.47         8,192
   01/01/2006 to 12/31/2006...........    $11.47       $12.59        12,510
   01/01/2007 to 12/31/2007...........    $12.59       $11.32        10,149
   01/01/2008 to 12/31/2008...........    $11.32       $ 7.61         9,553
   01/01/2009 to 12/31/2009...........    $ 7.61       $ 9.76        14,506
   01/01/2010 to 12/31/2010...........    $ 9.76       $11.61       120,159
   01/01/2011 to 12/31/2011...........    $11.61       $12.00        85,233
PROFUND VP EUROPE 30
   01/01/2003 to 12/31/2003...........        --       $13.18        13,365
   01/01/2004 to 12/31/2004...........    $13.18       $14.77        99,557
   01/01/2005 to 12/31/2005...........    $14.77       $15.65       374,171
   01/01/2006 to 12/31/2006...........    $15.65       $18.02       508,415
   01/01/2007 to 12/31/2007...........    $18.02       $20.23       151,796
   01/01/2008 to 12/31/2008...........    $20.23       $11.10        48,150
   01/01/2009 to 12/31/2009...........    $11.10       $14.39       230,637
   01/01/2010 to 12/31/2010...........    $14.39       $14.48       236,627
   01/01/2011 to 12/31/2011...........    $14.48       $12.93        12,682

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   01/01/2003 to 12/31/2003...........        --       $12.44         1,060
   01/01/2004 to 12/31/2004...........    $12.44       $13.45        17,749
   01/01/2005 to 12/31/2005...........    $13.45       $13.71        36,201
   01/01/2006 to 12/31/2006...........    $13.71       $15.76        57,563
   01/01/2007 to 12/31/2007...........    $15.76       $12.49        47,802
   01/01/2008 to 12/31/2008...........    $12.49       $ 6.06        83,367
   01/01/2009 to 12/31/2009...........    $ 6.06       $ 6.82       139,451
   01/01/2010 to 12/31/2010...........    $ 6.82       $ 7.42       179,107
   01/01/2011 to 12/31/2011...........    $ 7.42       $ 6.27       156,822
PROFUND VP HEALTH CARE
   01/01/2003 to 12/31/2003...........        --       $11.04         1,969
   01/01/2004 to 12/31/2004...........    $11.04       $11.07         8,570
   01/01/2005 to 12/31/2005...........    $11.07       $11.50        64,175
   01/01/2006 to 12/31/2006...........    $11.50       $11.87        65,217
   01/01/2007 to 12/31/2007...........    $11.87       $12.39       165,073
   01/01/2008 to 12/31/2008...........    $12.39       $ 9.20        69,403
   01/01/2009 to 12/31/2009...........    $ 9.20       $10.77       111,461
   01/01/2010 to 12/31/2010...........    $10.77       $10.86        91,929
   01/01/2011 to 12/31/2011...........    $10.86       $11.72        99,313
PROFUND VP INDUSTRIALS
   01/01/2004 to 12/31/2004...........        --       $14.24         4,426
   01/01/2005 to 12/31/2005...........    $14.24       $14.30         6,749
   01/01/2006 to 12/31/2006...........    $14.30       $15.65         2,765
   01/01/2007 to 12/31/2007...........    $15.65       $17.13        48,821
   01/01/2008 to 12/31/2008...........    $17.13       $ 9.99        70,451
   01/01/2009 to 12/31/2009...........    $ 9.99       $12.15       155,971
   01/01/2010 to 12/31/2010...........    $12.15       $14.73       125,562
   01/01/2011 to 12/31/2011...........    $14.73       $14.18        41,462
PROFUND VP JAPAN
   01/01/2003 to 12/31/2003...........        --       $12.69         1,883
   01/01/2004 to 12/31/2004...........    $12.69       $13.38        35,968
   01/01/2005 to 12/31/2005...........    $13.38       $18.59       107,391
   01/01/2006 to 12/31/2006...........    $18.59       $20.19        63,570
   01/01/2007 to 12/31/2007...........    $20.19       $17.80        23,531
   01/01/2008 to 12/31/2008...........    $17.80       $10.32        23,071
   01/01/2009 to 12/31/2009...........    $10.32       $11.16        54,065
   01/01/2010 to 12/31/2010...........    $11.16       $10.22        67,234
   01/01/2011 to 12/31/2011...........    $10.22       $ 8.16         6,477
PROFUND VP LARGE-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $10.37         2,860
   01/01/2005 to 12/31/2005...........    $10.37       $10.26        82,641
   01/01/2006 to 12/31/2006...........    $10.26       $10.96       451,172
   01/01/2007 to 12/31/2007...........    $10.96       $11.49       181,009
   01/01/2008 to 12/31/2008...........    $11.49       $ 7.26       151,967
   01/01/2009 to 12/31/2009...........    $ 7.26       $ 9.23       268,256
   01/01/2010 to 12/31/2010...........    $ 9.23       $10.24       208,930
   01/01/2011 to 12/31/2011...........    $10.24       $10.35       179,188

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $10.36         3,802
   01/01/2005 to 12/31/2005...........    $10.36       $10.46        48,990
   01/01/2006 to 12/31/2006...........    $10.46       $12.17       382,210
   01/01/2007 to 12/31/2007...........    $12.17       $11.94       126,309
   01/01/2008 to 12/31/2008...........    $11.94       $ 6.97       168,643
   01/01/2009 to 12/31/2009...........    $ 6.97       $ 8.16       117,790
   01/01/2010 to 12/31/2010...........    $ 8.16       $ 9.03        73,359
   01/01/2011 to 12/31/2011...........    $ 9.03       $ 8.73       103,431
PROFUND VP MID-CAP GROWTH
   01/01/2003 to 12/31/2003...........        --       $12.31         2,028
   01/01/2004 to 12/31/2004...........    $12.31       $13.39        53,472
   01/01/2005 to 12/31/2005...........    $13.39       $14.60       396,894
   01/01/2006 to 12/31/2006...........    $14.60       $14.88       271,685
   01/01/2007 to 12/31/2007...........    $14.88       $16.29        86,246
   01/01/2008 to 12/31/2008...........    $16.29       $ 9.77        71,315
   01/01/2009 to 12/31/2009...........    $ 9.77       $13.24       140,661
   01/01/2010 to 12/31/2010...........    $13.24       $16.67       179,903
   01/01/2011 to 12/31/2011...........    $16.67       $15.86       112,247
PROFUND VP MID-CAP VALUE
   01/01/2003 to 12/31/2003...........        --       $13.39         4,164
   01/01/2004 to 12/31/2004...........    $13.39       $15.21       110,312
   01/01/2005 to 12/31/2005...........    $15.21       $16.23       101,181
   01/01/2006 to 12/31/2006...........    $16.23       $17.86        98,979
   01/01/2007 to 12/31/2007...........    $17.86       $17.67        72,375
   01/01/2008 to 12/31/2008...........    $17.67       $11.03        55,909
   01/01/2009 to 12/31/2009...........    $11.03       $14.15        40,269
   01/01/2010 to 12/31/2010...........    $14.15       $16.70        56,607
   01/01/2011 to 12/31/2011...........    $16.70       $15.72        57,508
PROFUND VP NASDAQ-100
   01/01/2003 to 12/31/2003...........        --       $13.46         5,378
   01/01/2004 to 12/31/2004...........    $13.46       $14.31       128,923
   01/01/2005 to 12/31/2005...........    $14.31       $14.05       151,639
   01/01/2006 to 12/31/2006...........    $14.05       $14.53        85,525
   01/01/2007 to 12/31/2007...........    $14.53       $16.74       200,264
   01/01/2008 to 12/31/2008...........    $16.74       $ 9.44        61,008
   01/01/2009 to 12/31/2009...........    $ 9.44       $14.06        62,232
   01/01/2010 to 12/31/2010...........    $14.06       $16.29        46,817
   01/01/2011 to 12/31/2011...........    $16.29       $16.20        80,834

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP OIL & GAS
   01/01/2003 to 12/31/2003...........        --       $12.12         4,007
   01/01/2004 to 12/31/2004...........    $12.12       $15.37        58,804
   01/01/2005 to 12/31/2005...........    $15.37       $19.77       137,221
   01/01/2006 to 12/31/2006...........    $19.77       $23.38       112,400
   01/01/2007 to 12/31/2007...........    $23.38       $30.35       124,434
   01/01/2008 to 12/31/2008...........    $30.35       $18.75        98,316
   01/01/2009 to 12/31/2009...........    $18.75       $21.22       166,584
   01/01/2010 to 12/31/2010...........    $21.22       $24.49       127,926
   01/01/2011 to 12/31/2011...........    $24.49       $24.54        81,185
PROFUND VP PHARMACEUTICALS
   01/01/2003 to 12/31/2003...........        --       $ 9.96         2,871
   01/01/2004 to 12/31/2004...........    $ 9.96       $ 8.86        23,137
   01/01/2005 to 12/31/2005...........    $ 8.86       $ 8.35        14,623
   01/01/2006 to 12/31/2006...........    $ 8.35       $ 9.18       131,883
   01/01/2007 to 12/31/2007...........    $ 9.18       $ 9.21        43,535
   01/01/2008 to 12/31/2008...........    $ 9.21       $ 7.26        77,480
   01/01/2009 to 12/31/2009...........    $ 7.26       $ 8.32        76,573
   01/01/2010 to 12/31/2010...........    $ 8.32       $ 8.19        31,433
   01/01/2011 to 12/31/2011...........    $ 8.19       $ 9.32        76,191
PROFUND VP PRECIOUS METALS
   01/01/2004 to 12/31/2004...........        --       $13.61        42,627
   01/01/2005 to 12/31/2005...........    $13.61       $16.85       129,262
   01/01/2006 to 12/31/2006...........    $16.85       $17.73       260,007
   01/01/2007 to 12/31/2007...........    $17.73       $21.27       337,030
   01/01/2008 to 12/31/2008...........    $21.27       $14.43       213,223
   01/01/2009 to 12/31/2009...........    $14.43       $19.14       162,633
   01/01/2010 to 12/31/2010...........    $19.14       $24.94       128,642
   01/01/2011 to 12/31/2011...........    $24.94       $19.74        82,842
PROFUND VP REAL ESTATE
   01/01/2003 to 12/31/2003...........        --       $13.31         3,835
   01/01/2004 to 12/31/2004...........    $13.31       $16.60        58,062
   01/01/2005 to 12/31/2005...........    $16.60       $17.36        41,820
   01/01/2006 to 12/31/2006...........    $17.36       $22.55       109,436
   01/01/2007 to 12/31/2007...........    $22.55       $17.76        46,436
   01/01/2008 to 12/31/2008...........    $17.76       $10.22        54,131
   01/01/2009 to 12/31/2009...........    $10.22       $12.81        62,044
   01/01/2010 to 12/31/2010...........    $12.81       $15.66        49,229
   01/01/2011 to 12/31/2011...........    $15.66       $16.07        27,887
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2003 to 12/31/2003...........        --       $ 9.11         4,991
   01/01/2004 to 12/31/2004...........    $ 9.11       $ 7.95       333,355
   01/01/2005 to 12/31/2005...........    $ 7.95       $ 7.18       354,906
   01/01/2006 to 12/31/2006...........    $ 7.18       $ 7.75       471,789
   01/01/2007 to 12/31/2007...........    $ 7.75       $ 7.20       160,197
   01/01/2008 to 12/31/2008...........    $ 7.20       $ 4.38       172,958
   01/01/2009 to 12/31/2009...........    $ 4.38       $ 5.67       286,601
   01/01/2010 to 12/31/2010...........    $ 5.67       $ 4.67       480,663
   01/01/2011 to 12/31/2011...........    $ 4.67       $ 2.86       263,803

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT NASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $ 5.58         7,191
   01/01/2005 to 12/31/2005...........    $ 5.58       $ 5.52       144,312
   01/01/2006 to 12/31/2006...........    $ 5.52       $ 5.33       198,868
   01/01/2007 to 12/31/2007...........    $ 5.33       $ 4.62        64,998
   01/01/2008 to 12/31/2008...........    $ 4.62       $ 6.71        12,342
   01/01/2009 to 12/31/2009...........    $ 6.71       $ 3.90        72,786
   01/01/2010 to 12/31/2010...........    $ 3.90       $ 3.01        28,594
   01/01/2011 to 12/31/2011...........    $ 3.01       $ 2.64        37,552
PROFUND VP SMALL-CAP GROWTH
   01/01/2003 to 12/31/2003...........        --       $13.04        21,997
   01/01/2004 to 12/31/2004...........    $13.04       $15.31       170,800
   01/01/2005 to 12/31/2005...........    $15.31       $16.13       456,505
   01/01/2006 to 12/31/2006...........    $16.13       $17.18       462,614
   01/01/2007 to 12/31/2007...........    $17.18       $17.52        63,774
   01/01/2008 to 12/31/2008...........    $17.52       $11.32        84,050
   01/01/2009 to 12/31/2009...........    $11.32       $14.00       169,514
   01/01/2010 to 12/31/2010...........    $14.00       $17.25       184,353
   01/01/2011 to 12/31/2011...........    $17.25       $17.12        80,115
PROFUND VP SMALL-CAP VALUE
   01/01/2003 to 12/31/2003...........        --       $13.39        24,769
   01/01/2004 to 12/31/2004...........    $13.39       $15.76       163,443
   01/01/2005 to 12/31/2005...........    $15.76       $16.07        79,114
   01/01/2006 to 12/31/2006...........    $16.07       $18.49       107,760
   01/01/2007 to 12/31/2007...........    $18.49       $16.81        41,638
   01/01/2008 to 12/31/2008...........    $16.81       $11.42        69,617
   01/01/2009 to 12/31/2009...........    $11.42       $13.47        29,196
   01/01/2010 to 12/31/2010...........    $13.47       $16.12       119,962
   01/01/2011 to 12/31/2011...........    $16.12       $15.15        43,755
PROFUND VP TELECOMMUNICATIONS
   01/01/2004 to 12/31/2004...........        --       $11.40         6,379
   01/01/2005 to 12/31/2005...........    $11.40       $10.43        11,185
   01/01/2006 to 12/31/2006...........    $10.43       $13.73        76,146
   01/01/2007 to 12/31/2007...........    $13.73       $14.58        86,034
   01/01/2008 to 12/31/2008...........    $14.58       $ 9.37        44,731
   01/01/2009 to 12/31/2009...........    $ 9.37       $ 9.86       166,567
   01/01/2010 to 12/31/2010...........    $ 9.86       $11.18       109,202
   01/01/2011 to 12/31/2011...........    $11.18       $11.16        33,727
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2003 to 12/31/2003...........        --       $ 9.73        14,956
   01/01/2004 to 12/31/2004...........    $ 9.73       $10.32       120,311
   01/01/2005 to 12/31/2005...........    $10.32       $11.03       250,768
   01/01/2006 to 12/31/2006...........    $11.03       $10.31        50,931
   01/01/2007 to 12/31/2007...........    $10.31       $11.13       348,555
   01/01/2008 to 12/31/2008...........    $11.13       $16.33       243,233
   01/01/2009 to 12/31/2009...........    $16.33       $10.78       108,507
   01/01/2010 to 12/31/2010...........    $10.78       $11.64       104,863
   01/01/2011 to 12/31/2011...........    $11.64       $16.37       108,287

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRAMID-CAP
   01/01/2003 to 12/31/2003...........        --       $16.44         3,746
   01/01/2004 to 12/31/2004...........    $16.44       $20.57       101,493
   01/01/2005 to 12/31/2005...........    $20.57       $23.77       132,000
   01/01/2006 to 12/31/2006...........    $23.77       $25.78       158,772
   01/01/2007 to 12/31/2007...........    $25.78       $26.76       114,155
   01/01/2008 to 12/31/2008...........    $26.76       $ 8.53        74,677
   01/01/2009 to 12/31/2009...........    $ 8.53       $13.86        98,445
   01/01/2010 to 12/31/2010...........    $13.86       $20.33        99,260
   01/01/2011 to 12/31/2011...........    $20.33       $17.20        42,234
PROFUND VP UTILITIES
   01/01/2003 to 12/31/2003...........        --       $12.62         8,137
   01/01/2004 to 12/31/2004...........    $12.62       $14.97        57,208
   01/01/2005 to 12/31/2005...........    $14.97       $16.59        65,916
   01/01/2006 to 12/31/2006...........    $16.59       $19.38       160,549
   01/01/2007 to 12/31/2007...........    $19.38       $22.00       259,803
   01/01/2008 to 12/31/2008...........    $22.00       $14.94        72,065
   01/01/2009 to 12/31/2009...........    $14.94       $16.21        57,422
   01/01/2010 to 12/31/2010...........    $16.21       $16.83        77,564
   01/01/2011 to 12/31/2011...........    $16.83       $19.39        89,119
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.53        73,031
   01/01/2005 to 12/31/2005...........    $10.53       $12.01        84,098
   01/01/2006 to 12/31/2006...........    $12.01       $14.24       116,491
   01/01/2007 to 12/31/2007...........    $14.24       $16.69       188,920
   01/01/2008 to 12/31/2008...........    $16.69       $ 8.13        25,080
   01/01/2009 to 12/31/2009...........    $ 8.13       $10.92        55,453
   01/01/2010 to 12/31/2010...........    $10.92       $12.20        36,522
   01/01/2011 to 12/31/2011...........    $12.20       $10.18        19,339
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.72        38,677
   01/01/2005 to 12/31/2005...........    $10.72       $10.94       100,937
   01/01/2006 to 12/31/2006...........    $10.94       $11.04        93,918
   01/01/2007 to 12/31/2007...........    $11.04       $11.27        68,322
   01/01/2008 to 12/31/2008...........    $11.27       $ 7.96       177,004
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 8.87        76,282
   01/01/2010 to 12/31/2010...........    $ 8.87       $10.37        88,592
   01/01/2011 to 12/31/2011...........    $10.37       $11.04        53,790

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.30      1,057,901
   01/01/2005 to 12/31/2005...........    $11.30       $11.87      2,270,636
   01/01/2006 to 12/31/2006...........    $11.87       $12.98      1,547,684
   01/01/2007 to 12/31/2007...........    $12.98       $13.92        908,064
   01/01/2008 to 12/31/2008...........    $13.92       $ 7.53        576,002
   01/01/2009 to 12/31/2009...........    $ 7.53       $ 8.34        419,819
   01/01/2010 to 12/31/2010...........    $ 8.34       $ 9.73        318,435
   01/01/2011 to 12/31/2011...........    $ 9.73       $ 9.38        228,835
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.46         78,082
   01/01/2005 to 12/31/2005...........    $10.46       $ 9.92        133,119
   01/01/2006 to 12/31/2006...........    $ 9.92       $12.20        182,794
   01/01/2007 to 12/31/2007...........    $12.20       $12.04        183,748
   01/01/2008 to 12/31/2008...........    $12.04       $ 8.43        151,198
   01/01/2009 to 12/31/2009...........    $ 8.43       $ 9.42         70,732
   01/01/2010 to 12/31/2010...........    $ 9.42       $10.78         83,495
   01/01/2011 to 12/31/2011...........    $10.78       $11.38        106,373
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.74      1,008,759
   01/01/2006 to 12/31/2006...........    $ 9.74       $11.27        602,702
   01/01/2007 to 12/31/2007...........    $11.27       $11.17        380,133
   01/01/2008 to 12/31/2008...........    $11.17       $ 6.51        179,985
   01/01/2009 to 12/31/2009...........    $ 6.51       $ 7.28        225,265
   01/01/2010 to 12/31/2010...........    $ 7.28       $ 8.31        158,708
   01/01/2011 to 12/31/2011...........    $ 8.31       $ 8.63        176,453
VALUE LINE TARGET 25 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.90       $ 4.54              0
   01/01/2009 to 12/31/2009...........    $ 4.54       $ 4.77              0
   01/01/2010 to 12/31/2010...........    $ 4.77       $ 6.09              0
   01/01/2011 to 12/31/2011...........    $ 6.09       $ 4.50              0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2003 to 12/31/2003...........        --       $12.25          5,900
   01/01/2004 to 12/31/2004...........    $12.25       $13.33         39,530
   01/01/2005 to 12/31/2005...........    $13.33       $13.77         39,457
   01/01/2006 to 12/31/2006...........    $13.77       $16.00         77,725
   01/01/2007 to 12/31/2007...........    $16.00       $16.11         40,360
   01/01/2008 to 12/31/2008...........    $16.11       $10.03         40,019
   01/01/2009 to 12/31/2009...........    $10.03       $11.49         43,668
   01/01/2010 to 07/16/2010...........    $11.49       $11.02              0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.68       $14.09        111,815
   01/01/2011 to 12/31/2011...........    $14.09       $12.05         75,328

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $11.02       $12.82        40,384
   01/01/2011 to 12/31/2011...........    $12.82       $12.29        30,774
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $15.09       $19.00        20,242
   01/01/2011 to 12/31/2011...........    $19.00       $17.62        29,311
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.23        60,263
   01/01/2011 to 12/31/2011...........    $12.23       $11.46        35,186

* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.05%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.22      3,365,059
   01/01/2010 to 12/31/2010...........    $12.22       $13.40      5,268,356
   01/01/2011 to 12/31/2011...........    $13.40       $12.78      4,442,063
AST Advanced Strategies Portfolio
   05/01/2009 to 12/31/2009...........    $10.04       $12.41      1,820,120
   01/01/2010 to 12/31/2010...........    $12.41       $13.83      2,767,854
   01/01/2011 to 12/31/2011...........    $13.83       $13.56      2,216,060
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.46        191,964
   01/01/2010 to 12/31/2010...........    $12.46       $13.90        262,897
   01/01/2011 to 12/31/2011...........    $13.90       $14.10        199,823
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.04      4,105,360
   01/01/2010 to 12/31/2010...........    $12.04       $13.25      6,540,463
   01/01/2011 to 12/31/2011...........    $13.25       $12.82      5,259,707
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.14         60,919
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $12.76        119,144
   01/01/2010 to 12/31/2010...........    $12.76       $14.05        170,995
   01/01/2011 to 12/31/2011...........    $14.05       $13.70        142,576

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009...........    $ 9.96       $ 9.99              0
   01/01/2010 to 12/31/2010...........    $ 9.99       $10.70              0
   01/01/2011 to 12/31/2011...........    $10.70       $11.16              0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........    $ 9.94       $ 9.61             47
   01/01/2010 to 12/31/2010...........    $ 9.61       $10.41            440
   01/01/2011 to 12/31/2011...........    $10.41       $11.18            512
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.74              0
   01/01/2011 to 12/31/2011...........    $10.74       $11.72              0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........    $ 9.92       $ 9.68              0
   01/01/2010 to 12/31/2010...........    $ 9.68       $10.54              0
   01/01/2011 to 12/31/2011...........    $10.54       $11.72              0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........    $ 9.91       $ 9.58              0
   01/01/2010 to 12/31/2010...........    $ 9.58       $10.45              0
   01/01/2011 to 12/31/2011...........    $10.45       $11.87              0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........    $ 9.88       $ 9.25              0
   01/01/2010 to 12/31/2010...........    $ 9.25       $10.14              0
   01/01/2011 to 12/31/2011...........    $10.14       $11.78              0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.98              0
   01/01/2011 to 12/31/2011...........    $10.98       $12.94              0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.99              0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.31      3,569,333
   01/01/2010 to 12/31/2010...........    $12.31       $13.67      4,979,410
   01/01/2011 to 12/31/2011...........    $13.67       $13.07      3,397,925
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $12.34      1,088,359
   01/01/2010 to 12/31/2010...........    $12.34       $13.83      1,976,926
   01/01/2011 to 12/31/2011...........    $13.83       $13.22      1,351,474

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $11.94      2,173,385
   01/01/2010 to 12/31/2010...........    $11.94       $13.09      3,252,135
   01/01/2011 to 12/31/2011...........    $13.09       $12.59      2,713,258
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.61       $14.51         72,498
   01/01/2010 to 12/31/2010...........    $14.51       $18.29        140,193
   01/01/2011 to 12/31/2011...........    $18.29       $19.10        108,337
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.99        103,365
   01/01/2010 to 12/31/2010...........    $12.99       $16.86        159,307
   01/01/2011 to 12/31/2011...........    $16.86       $14.35        162,590
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $11.97        864,688
   01/01/2010 to 12/31/2010...........    $11.97       $13.29      1,090,965
   01/01/2011 to 12/31/2011...........    $13.29       $12.70        820,561
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $12.30      1,869,407
   01/01/2010 to 12/31/2010...........    $12.30       $13.78      2,940,865
   01/01/2011 to 12/31/2011...........    $13.78       $13.29      2,235,838
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $12.16      3,317,336
   01/01/2010 to 12/31/2010...........    $12.16       $14.17      4,857,162
   01/01/2011 to 12/31/2011...........    $14.17       $13.02      2,999,201
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.86       $13.94         44,478
   01/01/2010 to 12/31/2010...........    $13.94       $16.41         89,121
   01/01/2011 to 12/31/2011...........    $16.41       $15.26         73,059
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $12.84        283,440
   01/01/2010 to 12/31/2010...........    $12.84       $13.87        389,692
   01/01/2011 to 12/31/2011...........    $13.87       $13.05        265,613
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.12       $12.21        151,621
   01/01/2010 to 12/31/2010...........    $12.21       $13.50        217,261
   01/01/2011 to 12/31/2011...........    $13.50       $12.49        168,738

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $13.49         286,175
   01/01/2010 to 12/31/2010...........    $13.49       $15.83         479,051
   01/01/2011 to 12/31/2011...........    $15.83       $15.04         315,046
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.76         109,350
   01/01/2010 to 12/31/2010...........    $12.76       $15.84         244,303
   01/01/2011 to 12/31/2011...........    $15.84       $15.72         167,171
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.52         213,769
   01/01/2010 to 12/31/2010...........    $12.52       $13.92         338,616
   01/01/2011 to 12/31/2011...........    $13.92       $14.06         304,128
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.25       1,577,195
   01/01/2010 to 12/31/2010...........    $12.25       $13.66       2,578,775
   01/01/2011 to 12/31/2011...........    $13.66       $13.30       2,017,904
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.86       1,974,063
   01/01/2010 to 12/31/2010...........    $11.86       $12.97       2,972,193
   01/01/2011 to 12/31/2011...........    $12.97       $12.64       2,477,264
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.27         114,610
   01/01/2010 to 12/31/2010...........    $13.27       $14.89         190,802
   01/01/2011 to 12/31/2011...........    $14.89       $12.70         126,232
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.12       $13.10          88,177
   01/01/2010 to 12/31/2010...........    $13.10       $14.26         144,510
   01/01/2011 to 12/31/2011...........    $14.26       $12.21         113,957
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $10.85             646
   01/01/2010 to 12/31/2010...........    $10.85       $11.77          41,606
   01/01/2011 to 12/31/2011...........    $11.77       $12.97      14,508,528
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $11.67       2,081,526
   01/01/2010 to 12/31/2010...........    $11.67       $12.27       2,138,295
   01/01/2011 to 12/31/2011...........    $12.27       $12.04       1,742,125
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29           4,844
   01/01/2010 to 12/31/2010...........    $10.29       $11.21          55,900
   01/01/2011 to 12/31/2011...........    $11.21       $11.06          50,517

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.29          3,740
   01/01/2010 to 12/31/2010...........    $10.29       $11.47         38,186
   01/01/2011 to 12/31/2011...........    $11.47       $10.57         38,133
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.13       $13.59        177,474
   01/01/2010 to 12/31/2010...........    $13.59       $14.27        327,702
   01/01/2011 to 12/31/2011...........    $14.27       $12.70        244,121
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $12.73         35,867
   01/01/2010 to 12/31/2010...........    $12.73       $14.12         62,582
   01/01/2011 to 12/31/2011...........    $14.12       $13.25         48,285
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.09        114,616
   01/01/2010 to 12/31/2010...........    $12.09       $13.43        148,549
   01/01/2011 to 12/31/2011...........    $13.43       $14.49        269,475
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $12.72        159,504
   01/01/2010 to 12/31/2010...........    $12.72       $14.92        248,348
   01/01/2011 to 12/31/2011...........    $14.92       $14.48        196,229
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.07       $13.37        178,237
   01/01/2010 to 12/31/2010...........    $13.37       $14.67        318,815
   01/01/2011 to 12/31/2011...........    $14.67       $13.92        265,882
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.15        116,402
   01/01/2010 to 12/31/2010...........    $12.15       $13.43        164,734
   01/01/2011 to 12/31/2011...........    $13.43       $13.07        109,155
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $13.23         57,715
   01/01/2010 to 12/31/2010...........    $13.23       $16.02        128,363
   01/01/2011 to 12/31/2011...........    $16.02       $15.15         87,454
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $ 9.87        766,665
   01/01/2010 to 12/31/2010...........    $ 9.87       $ 9.67      1,224,819
   01/01/2011 to 12/31/2011...........    $ 9.67       $ 9.47      1,340,106

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.13       $13.72        103,062
   01/01/2010 to 12/31/2010...........    $13.72       $16.59        159,478
   01/01/2011 to 12/31/2011...........    $16.59       $15.84        101,521
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06         10,972
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.37         87,413
   01/01/2010 to 12/31/2010...........    $12.37       $15.59        153,346
   01/01/2011 to 12/31/2011...........    $15.59       $15.52        129,404
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.93       $12.07         48,893
   01/01/2010 to 12/31/2010...........    $12.07       $14.22        111,789
   01/01/2011 to 04/29/2011...........    $14.22       $15.93              0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $14.80        212,846
   01/01/2010 to 12/31/2010...........    $14.80       $17.72        436,193
   01/01/2011 to 12/31/2011...........    $17.72       $13.84        289,962
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $10.48        240,395
   01/01/2010 to 12/31/2010...........    $10.48       $10.67        445,435
   01/01/2011 to 12/31/2011...........    $10.67       $10.69        516,157
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $11.05      2,760,749
   01/01/2010 to 12/31/2010...........    $11.05       $11.66      4,831,426
   01/01/2011 to 12/31/2011...........    $11.66       $11.79      3,763,460
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.61      3,978,257
   01/01/2010 to 12/31/2010...........    $11.61       $12.57      5,926,854
   01/01/2011 to 12/31/2011...........    $12.57       $12.44      5,416,351
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06          5,856
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.81         34,055
   01/01/2010 to 12/31/2010...........    $12.81       $14.43         55,005
   01/01/2011 to 12/31/2011...........    $14.43       $14.63         40,224

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.88              0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.39      1,996,434
   01/01/2010 to 12/31/2010...........    $12.39       $13.57      3,765,722
   01/01/2011 to 12/31/2011...........    $13.57       $12.84      2,809,647
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $13.14         76,927
   01/01/2010 to 12/31/2010...........    $13.14       $17.55        200,848
   01/01/2011 to 12/31/2011...........    $17.55       $17.03         93,921
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.94         86,498
   01/01/2010 to 12/31/2010...........    $12.94       $15.97        123,286
   01/01/2011 to 12/31/2011...........    $15.97       $14.71         78,005
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.15      2,381,599
   01/01/2010 to 12/31/2010...........    $12.15       $13.27      3,684,135
   01/01/2011 to 12/31/2011...........    $13.27       $13.26      2,941,567
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $12.91         78,869
   01/01/2010 to 12/31/2010...........    $12.91       $14.32        144,391
   01/01/2011 to 12/31/2011...........    $14.32       $13.79        100,188
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.11        235,256
   01/01/2010 to 12/31/2010...........    $11.11       $11.50        329,128
   01/01/2011 to 12/31/2011...........    $11.50       $11.73        303,906
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $13.16        352,417
   01/01/2010 to 12/31/2010...........    $13.16       $14.93        560,108
   01/01/2011 to 12/31/2011...........    $14.93       $14.38        391,513
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.30       $13.76        309,121
   01/01/2010 to 12/31/2010...........    $13.76       $16.23        532,642
   01/01/2011 to 12/31/2011...........    $16.23       $13.53        405,357

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $12.77        219,488
   01/01/2010 to 12/31/2010...........    $12.77       $14.33        330,431
   01/01/2011 to 12/31/2011...........    $14.33       $13.55        303,754
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $10.76        447,678
   01/01/2010 to 12/31/2010...........    $10.76       $11.36        892,152
   01/01/2011 to 12/31/2011...........    $11.36       $11.80        821,274
EVERGREEN VA GROWTH FUND
   05/01/2009 to 12/31/2009...........    $10.04       $12.63          4,341
   01/01/2010 to 07/16/2010...........    $12.63       $12.35              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009...........    $10.05       $12.74         15,269
   01/01/2010 to 07/16/2010...........    $12.74       $12.08              0
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009...........    $ 9.89       $12.84          7,056
   01/01/2010 to 07/16/2010...........    $12.84       $11.97              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $13.28          2,107
   01/01/2010 to 12/31/2010...........    $13.28       $15.48          9,248
   01/01/2011 to 12/31/2011...........    $15.48       $13.50         16,168
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........    $10.07       $12.83      2,577,060
   01/01/2010 to 12/31/2010...........    $12.83       $13.85      4,539,049
   01/01/2011 to 12/31/2011...........    $13.85       $13.34      3,133,992
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $14.49          2,949
   01/01/2010 to 12/31/2010...........    $14.49       $15.58          8,740
   01/01/2011 to 12/31/2011...........    $15.58       $14.12          7,672
INVESCO V.I. CAPITAL DEVELOPMENT FUND
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.15          1,830
INVESCO V.I. DIVIDEND GROWTH FUND
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.10         14,723

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. DYNAMICS FUND
   05/01/2009 to 12/31/2009...........    $10.04       $13.15             0
   01/01/2010 to 12/31/2010...........    $13.15       $15.95         1,893
   01/01/2011 to 04/29/2011...........    $15.95       $17.74             0
INVESCO V.I. FINANCIAL SERVICES FUND
   05/01/2009 to 12/31/2009...........    $10.00       $13.99         1,396
   01/01/2010 to 12/31/2010...........    $13.99       $15.12         5,500
   01/01/2011 to 04/29/2011...........    $15.12       $15.93             0
INVESCO V.I. GLOBAL HEALTH CARE FUND
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.76         2,672
   01/01/2010 to 12/31/2010...........    $12.76       $13.15        13,907
   01/01/2011 to 12/31/2011...........    $13.15       $13.39         5,002
NVIT DEVELOPING MARKETS FUND
   05/01/2009 to 12/31/2009...........    $10.12       $14.51        16,330
   01/01/2010 to 12/31/2010...........    $14.51       $16.51        23,496
   01/01/2011 to 12/31/2011...........    $16.51       $12.55        22,359
PROFUND VP ASIA 30
   05/01/2009 to 12/31/2009...........    $10.20       $14.01        79,546
   01/01/2010 to 12/31/2010...........    $14.01       $15.64        47,987
   01/01/2011 to 12/31/2011...........    $15.64       $11.18        30,095
PROFUND VP BANKS
   05/01/2009 to 12/31/2009...........    $ 9.77       $12.51             0
   01/01/2010 to 12/31/2010...........    $12.51       $13.28             0
   01/01/2011 to 12/31/2011...........    $13.28       $ 9.53             0
PROFUND VP BASIC MATERIALS
   05/01/2009 to 12/31/2009...........    $10.15       $14.30         5,245
   01/01/2010 to 12/31/2010...........    $14.30       $18.17        12,227
   01/01/2011 to 12/31/2011...........    $18.17       $14.92         6,546
PROFUND VP BEAR
   05/01/2009 to 12/31/2009...........    $ 9.94       $ 7.33        14,885
   01/01/2010 to 12/31/2010...........    $ 7.33       $ 5.90        11,324
   01/01/2011 to 12/31/2011...........    $ 5.90       $ 5.27        10,302
PROFUND VP BULL
   05/01/2009 to 12/31/2009...........    $10.05       $12.67         1,486
   01/01/2010 to 12/31/2010...........    $12.67       $13.97         1,778
   01/01/2011 to 12/31/2011...........    $13.97       $13.69        11,035
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.57         5,807
   01/01/2010 to 12/31/2010...........    $12.57       $14.45        13,043
   01/01/2011 to 12/31/2011...........    $14.45       $15.14        10,285

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.31         3,759
   01/01/2010 to 12/31/2010...........    $12.31       $14.63        12,760
   01/01/2011 to 12/31/2011...........    $14.63       $15.12         7,887
PROFUND VP EUROPE 30
   05/01/2009 to 12/31/2009...........    $10.15       $13.64             0
   01/01/2010 to 12/31/2010...........    $13.64       $13.71             0
   01/01/2011 to 12/31/2011...........    $13.71       $12.24        13,219
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........    $ 9.83       $12.88        27,227
   01/01/2010 to 12/31/2010...........    $12.88       $14.00        44,524
   01/01/2011 to 12/31/2011...........    $14.00       $11.81        27,787
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.79        13,698
   01/01/2010 to 12/31/2010...........    $12.79       $12.88        32,759
   01/01/2011 to 12/31/2011...........    $12.88       $13.89        25,295
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........    $10.11       $12.78        17,879
   01/01/2010 to 12/31/2010...........    $12.78       $15.50        41,384
   01/01/2011 to 12/31/2011...........    $15.50       $14.91        27,863
PROFUND VP JAPAN
   05/01/2009 to 12/31/2009...........    $10.22       $11.37             0
   01/01/2010 to 12/31/2010...........    $11.37       $10.41             0
   01/01/2011 to 12/31/2011...........    $10.41       $ 8.30         6,766
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $10.07       $12.65        10,063
   01/01/2010 to 12/31/2010...........    $12.65       $14.02        14,530
   01/01/2011 to 12/31/2011...........    $14.02       $14.16         5,038
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........    $10.03       $12.70         4,839
   01/01/2010 to 12/31/2010...........    $12.70       $14.04         9,437
   01/01/2011 to 12/31/2011...........    $14.04       $13.58        50,359
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 9.99       $12.67         4,229
   01/01/2010 to 12/31/2010...........    $12.67       $15.93        12,678
   01/01/2011 to 12/31/2011...........    $15.93       $15.16        39,656

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 9.92       $12.77         9,560
   01/01/2010 to 12/31/2010...........    $12.77       $15.07        16,744
   01/01/2011 to 12/31/2011...........    $15.07       $14.18         9,804
PROFUND VP NASDAQ-100
   05/01/2009 to 12/31/2009...........    $10.01       $13.05        15,664
   01/01/2010 to 12/31/2010...........    $13.05       $15.12        10,388
   01/01/2011 to 12/31/2011...........    $15.12       $15.02         8,558
PROFUND VP OIL & GAS
   05/01/2009 to 12/31/2009...........    $10.30       $11.93         8,600
   01/01/2010 to 12/31/2010...........    $11.93       $13.77        13,277
   01/01/2011 to 12/31/2011...........    $13.77       $13.79        13,136
PROFUND VP PHARMACEUTICALS
   05/01/2009 to 12/31/2009...........    $10.02       $13.09             0
   01/01/2010 to 12/31/2010...........    $13.09       $12.89         1,217
   01/01/2011 to 12/31/2011...........    $12.89       $14.66           422
PROFUND VP PRECIOUS METALS
   05/01/2009 to 12/31/2009...........    $10.01       $13.68        15,781
   01/01/2010 to 12/31/2010...........    $13.68       $17.82        17,579
   01/01/2011 to 12/31/2011...........    $17.82       $14.10        14,426
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........    $ 9.62       $14.03         5,775
   01/01/2010 to 12/31/2010...........    $14.03       $17.14         9,961
   01/01/2011 to 12/31/2011...........    $17.14       $17.58         7,552
PROFUND VP RISING RATES OPPORTUNITY
   05/01/2009 to 12/31/2009...........    $10.11       $10.23        99,212
   01/01/2010 to 12/31/2010...........    $10.23       $ 8.42       118,627
   01/01/2011 to 12/31/2011...........    $ 8.42       $ 5.15        96,319
PROFUND VP SHORT NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 9.99       $ 7.10         5,914
   01/01/2010 to 12/31/2010...........    $ 7.10       $ 5.48             0
   01/01/2011 to 12/31/2011...........    $ 5.48       $ 4.81           888
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $10.01       $12.59         7,902
   01/01/2010 to 12/31/2010...........    $12.59       $15.50        12,130
   01/01/2011 to 12/31/2011...........    $15.50       $15.38        37,487

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 9.96       $12.41         2,746
   01/01/2010 to 12/31/2010...........    $12.41       $14.84         9,583
   01/01/2011 to 12/31/2011...........    $14.84       $13.94         1,758
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........    $10.15       $11.02         7,985
   01/01/2010 to 12/31/2010...........    $11.02       $12.49        14,287
   01/01/2011 to 12/31/2011...........    $12.49       $12.47         6,494
PROFUND VP U.S. GOVERNMENT PLUS
   05/01/2009 to 12/31/2009...........    $ 9.89       $ 8.91         2,369
   01/01/2010 to 12/31/2010...........    $ 8.91       $ 9.61         2,261
   01/01/2011 to 12/31/2011...........    $ 9.61       $13.51         5,682
PROFUND VP ULTRAMID-CAP
   05/01/2009 to 12/31/2009...........    $ 9.94       $16.03             0
   01/01/2010 to 12/31/2010...........    $16.03       $23.51            85
   01/01/2011 to 12/31/2011...........    $23.51       $19.88            30
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........    $10.23       $12.26        14,879
   01/01/2010 to 12/31/2010...........    $12.26       $12.72        29,651
   01/01/2011 to 12/31/2011...........    $12.72       $14.64        21,227
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.41             0
   01/01/2010 to 12/31/2010...........    $13.41       $14.97           169
   01/01/2011 to 12/31/2011...........    $14.97       $12.48           211
S&P TARGET 24 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $12.01             0
   01/01/2010 to 12/31/2010...........    $12.01       $14.04         1,471
   01/01/2011 to 12/31/2011...........    $14.04       $14.93         2,275
TARGET MANAGED VIP PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $12.31             0
   01/01/2010 to 12/31/2010...........    $12.31       $14.36             0
   01/01/2011 to 12/31/2011...........    $14.36       $13.83             0
THE DOW DART 10 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.30           903
   01/01/2010 to 12/31/2010...........    $13.30       $15.21         2,646
   01/01/2011 to 12/31/2011...........    $15.21       $16.05           902
THE DOW TARGET DIVIDEND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $13.72         3,178
   01/01/2010 to 12/31/2010...........    $13.72       $15.66         4,387
   01/01/2011 to 12/31/2011...........    $15.66       $16.26         2,496

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   05/01/2009 to 12/31/2009...........    $10.09       $12.28         2,125
   01/01/2010 to 07/16/2010...........    $12.28       $11.77             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.09       $14.59        20,042
   01/01/2011 to 12/31/2011...........    $14.59       $12.46        18,690
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $11.77       $13.69         4,900
   01/01/2011 to 12/31/2011...........    $13.69       $13.12         5,173
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.97       $15.07         7,752
   01/01/2011 to 12/31/2011...........    $15.07       $13.97         7,751
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.23        14,957
   01/01/2011 to 12/31/2011...........    $12.23       $11.46        12,237

* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: WITH ANY ONE OF HAV OR EBP & LT5 OR GMWB, HAV & EBP OR WITH ANY ONE COMBO 5% OR HDV AND GMWB OR COMBO 5%/HAV AND HD GRO/GRO PLUS 2008 OR HAV, EBP AND HD GRO OR HD GRO 60 BPS AND HAV OR GRO PLUS 2008
                            60 BPS AND HAV (2.10%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.53              0
   01/01/2006 to 12/31/2006...........    $10.53       $11.30              0
   01/01/2007 to 12/31/2007...........    $11.30       $11.63              0
   01/01/2008 to 12/31/2008...........    $11.63       $10.86              0
   01/01/2009 to 12/31/2009...........    $10.86       $12.43              0
   01/01/2010 to 12/31/2010...........    $12.43       $14.16              0
   01/01/2011 to 12/31/2011...........    $14.16       $14.24              0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         42,785
   01/01/2006 to 12/31/2006...........    $10.01       $10.96      1,148,974
   01/01/2007 to 12/31/2007...........    $10.96       $11.71      2,126,853
   01/01/2008 to 12/31/2008...........    $11.71       $ 7.82      2,026,858
   01/01/2009 to 12/31/2009...........    $ 7.82       $ 9.52      1,746,844
   01/01/2010 to 12/31/2010...........    $ 9.52       $10.43      1,717,994
   01/01/2011 to 12/31/2011...........    $10.43       $ 9.94      1,611,057
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.62        318,392
   01/01/2007 to 12/31/2007...........    $10.62       $11.39        771,947
   01/01/2008 to 12/31/2008...........    $11.39       $ 7.82        779,417
   01/01/2009 to 12/31/2009...........    $ 7.82       $ 9.67        757,638
   01/01/2010 to 12/31/2010...........    $ 9.67       $10.76        695,214
   01/01/2011 to 12/31/2011...........    $10.76       $10.55        642,266
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.79            964
   01/01/2005 to 12/02/2005...........    $10.79       $12.33              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2005 to 12/02/2005...........    $11.21       $12.34              0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.78       $12.07              0
   01/01/2006 to 12/31/2006...........    $12.07       $13.81              0
   01/01/2007 to 12/31/2007...........    $13.81       $13.50              0
   01/01/2008 to 12/31/2008...........    $13.50       $ 8.62         30,696
   01/01/2009 to 12/31/2009...........    $ 8.62       $ 9.94         29,847
   01/01/2010 to 12/31/2010...........    $ 9.94       $11.08         24,289
   01/01/2011 to 12/31/2011...........    $11.08       $11.24         55,242
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02          6,999
   01/01/2006 to 12/31/2006...........    $10.02       $10.85        179,191
   01/01/2007 to 12/31/2007...........    $10.85       $11.58        497,118
   01/01/2008 to 12/31/2008...........    $11.58       $ 8.09      1,399,307
   01/01/2009 to 12/31/2009...........    $ 8.09       $ 9.76      1,396,454
   01/01/2010 to 12/31/2010...........    $ 9.76       $10.73        921,029
   01/01/2011 to 12/31/2011...........    $10.73       $10.38        832,449
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.14          7,345
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.31       $13.18          1,010
   01/01/2006 to 12/31/2006...........    $13.18       $15.71            513
   01/01/2007 to 12/31/2007...........    $15.71       $15.56            508
   01/01/2008 to 12/31/2008...........    $15.56       $ 9.55         30,596
   01/01/2009 to 12/31/2009...........    $ 9.55       $11.06         30,943
   01/01/2010 to 12/31/2010...........    $11.06       $12.17         16,444
   01/01/2011 to 12/31/2011...........    $12.17       $11.86         17,128
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.27        826,382
   01/01/2009 to 12/31/2009...........    $11.27       $10.99        749,314
   01/01/2010 to 12/31/2010...........    $10.99       $11.77        572,660
   01/01/2011 to 12/31/2011...........    $11.77       $12.26        538,830
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.35        306,516
   01/01/2010 to 12/31/2010...........    $ 9.35       $10.12        162,870
   01/01/2011 to 12/31/2011...........    $10.12       $10.86        148,123
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.73        824,620
   01/01/2011 to 12/31/2011...........    $10.73       $11.70        500,514

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $12.00        506,041
   01/01/2009 to 12/31/2009...........    $12.00       $11.04        799,547
   01/01/2010 to 12/31/2010...........    $11.04       $12.01        542,067
   01/01/2011 to 12/31/2011...........    $12.01       $13.36        748,102
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.07        160,720
   01/01/2009 to 12/31/2009...........    $12.07       $10.91        378,790
   01/01/2010 to 12/31/2010...........    $10.91       $11.89        235,797
   01/01/2011 to 12/31/2011...........    $11.89       $13.50        117,856
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.76          7,244
   01/01/2010 to 12/31/2010...........    $ 8.76       $ 9.59      1,468,470
   01/01/2011 to 12/31/2011...........    $ 9.59       $11.15        297,401
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.97      1,158,302
   01/01/2011 to 12/31/2011...........    $10.97       $12.93        841,527
   AST Bond Portfolio 2022..................................................
   01/03/2011* to 12/31/2011..........    $10.00       $11.98      1,012,143
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00        225,125
   01/01/2006 to 12/31/2006...........    $10.00       $11.13      2,379,351
   01/01/2007 to 12/31/2007...........    $11.13       $11.96      3,452,936
   01/01/2008 to 12/31/2008...........    $11.96       $ 7.62      3,719,626
   01/01/2009 to 12/31/2009...........    $ 7.62       $ 9.35      3,832,960
   01/01/2010 to 12/31/2010...........    $ 9.35       $10.37      3,342,022
   01/01/2011 to 12/31/2011...........    $10.37       $ 9.91      2,940,742
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50          1,834
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.29        186,697
   01/01/2009 to 12/31/2009...........    $ 7.29       $ 9.06        260,346
   01/01/2010 to 12/31/2010...........    $ 9.06       $10.14        188,208
   01/01/2011 to 12/31/2011...........    $10.14       $ 9.69        148,641
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03              0
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.12        258,911
   01/01/2009 to 12/31/2009...........    $ 7.12       $ 8.60        352,825
   01/01/2010 to 12/31/2010...........    $ 8.60       $ 9.42        204,198
   01/01/2011 to 12/31/2011...........    $ 9.42       $ 9.05        173,747

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2005 to 12/31/2005...........    $14.14       $15.90          1,468
   01/01/2006 to 12/31/2006...........    $15.90       $21.29          1,553
   01/01/2007 to 12/31/2007...........    $21.29       $16.68          1,348
   01/01/2008 to 12/31/2008...........    $16.68       $10.61         22,662
   01/01/2009 to 12/31/2009...........    $10.61       $13.70         12,766
   01/01/2010 to 12/31/2010...........    $13.70       $17.26         18,979
   01/01/2011 to 12/31/2011...........    $17.26       $18.01          9,521
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.77       $12.66          1,429
   01/01/2006 to 12/31/2006...........    $12.66       $14.86          1,220
   01/01/2007 to 12/31/2007...........    $14.86       $11.96          1,568
   01/01/2008 to 07/18/2008...........    $11.96       $10.93              0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.70          6,328
   01/01/2005 to 12/31/2005...........    $12.70       $13.61         73,659
   01/01/2006 to 12/31/2006...........    $13.61       $15.04         60,776
   01/01/2007 to 12/31/2007...........    $15.04       $16.38         57,737
   01/01/2008 to 12/31/2008...........    $16.38       $ 8.96         68,386
   01/01/2009 to 12/31/2009...........    $ 8.96       $11.64         66,296
   01/01/2010 to 12/31/2010...........    $11.64       $15.11         51,046
   01/01/2011 to 12/31/2011...........    $15.11       $12.85         53,009
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99              0
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 7.12        136,618
   01/01/2009 to 12/31/2009...........    $ 7.12       $ 8.45        127,320
   01/01/2010 to 12/31/2010...........    $ 8.45       $ 9.38         76,075
   01/01/2011 to 12/31/2011...........    $ 9.38       $ 8.96         60,419
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.54        417,365
   01/01/2007 to 12/31/2007...........    $10.54       $11.20        873,307
   01/01/2008 to 12/31/2008...........    $11.20       $ 7.19        728,816
   01/01/2009 to 12/31/2009...........    $ 7.19       $ 8.71        809,984
   01/01/2010 to 12/31/2010...........    $ 8.71       $ 9.75        787,705
   01/01/2011 to 12/31/2011...........    $ 9.75       $ 9.41        686,604
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.44        345,208
   01/01/2007 to 12/31/2007...........    $10.44       $11.39      1,113,064
   01/01/2008 to 12/31/2008...........    $11.39       $ 6.61      1,048,296
   01/01/2009 to 12/31/2009...........    $ 6.61       $ 8.15      1,174,295
   01/01/2010 to 12/31/2010...........    $ 8.15       $ 9.50        965,266
   01/01/2011 to 12/31/2011...........    $ 9.50       $ 8.72        897,315

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.46        53,571
   01/01/2009 to 11/13/2009...........    $ 7.46       $ 8.31             0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.17       $ 6.10        17,040
   01/01/2009 to 12/31/2009...........    $ 6.10       $ 8.07         6,378
   01/01/2010 to 12/31/2010...........    $ 8.07       $ 9.50         8,429
   01/01/2011 to 12/31/2011...........    $ 9.50       $ 8.83         4,128
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.60       $10.72             0
   01/01/2006 to 12/31/2006...........    $10.72       $11.54             0
   01/01/2007 to 12/31/2007...........    $11.54       $12.88             0
   01/01/2008 to 12/31/2008...........    $12.88       $ 7.53         4,045
   01/01/2009 to 12/31/2009...........    $ 7.53       $11.02        18,332
   01/01/2010 to 12/31/2010...........    $11.02       $11.90        28,703
   01/01/2011 to 12/31/2011...........    $11.90       $11.19        12,182
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.55        32,525
   01/01/2005 to 12/31/2005...........    $11.55       $11.85       402,745
   01/01/2006 to 12/31/2006...........    $11.85       $13.61       298,105
   01/01/2007 to 12/31/2007...........    $13.61       $14.00       254,708
   01/01/2008 to 12/31/2008...........    $14.00       $ 8.13       303,603
   01/01/2009 to 12/31/2009...........    $ 8.13       $ 9.49       284,330
   01/01/2010 to 12/31/2010...........    $ 9.49       $10.49       261,782
   01/01/2011 to 12/31/2011...........    $10.49       $ 9.70       231,127
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.97         5,270
   01/01/2005 to 12/31/2005...........    $11.97       $12.28        55,889
   01/01/2006 to 12/31/2006...........    $12.28       $12.78        44,489
   01/01/2007 to 12/31/2007...........    $12.78       $14.93        34,999
   01/01/2008 to 12/31/2008...........    $14.93       $ 8.65        47,484
   01/01/2009 to 12/31/2009...........    $ 8.65       $13.30        52,461
   01/01/2010 to 12/31/2010...........    $13.30       $15.61        49,066
   01/01/2011 to 12/31/2011...........    $15.61       $14.83        45,390
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009* to 12/31/2009..........    $ 9.72       $12.45        25,675
   01/01/2010 to 12/31/2010...........    $12.45       $15.46        20,179
   01/01/2011 to 12/31/2011...........    $15.46       $15.33        13,843

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.30       $11.19         3,487
   01/01/2006 to 12/31/2006...........    $11.19       $12.09         3,574
   01/01/2007 to 12/31/2007...........    $12.09       $12.13         2,264
   01/01/2008 to 12/31/2008...........    $12.13       $ 8.84        17,661
   01/01/2009 to 12/31/2009...........    $ 8.84       $11.73        73,199
   01/01/2010 to 12/31/2010...........    $11.73       $13.03        33,408
   01/01/2011 to 12/31/2011...........    $13.03       $13.17        35,210
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18             0
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.91       219,741
   01/01/2009 to 12/31/2009...........    $ 6.91       $ 8.57       118,869
   01/01/2010 to 12/31/2010...........    $ 8.57       $ 9.55        85,599
   01/01/2011 to 12/31/2011...........    $ 9.55       $ 9.29        94,951
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16             0
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.54       155,398
   01/01/2009 to 12/31/2009...........    $ 7.54       $ 9.11       204,565
   01/01/2010 to 12/31/2010...........    $ 9.11       $ 9.95       198,569
   01/01/2011 to 12/31/2011...........    $ 9.95       $ 9.70       176,353
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.00        19,719
   01/01/2005 to 12/31/2005...........    $12.00       $13.69       192,134
   01/01/2006 to 12/31/2006...........    $13.69       $16.21       145,458
   01/01/2007 to 12/31/2007...........    $16.21       $18.90       130,097
   01/01/2008 to 12/31/2008...........    $18.90       $ 9.21       149,395
   01/01/2009 to 12/31/2009...........    $ 9.21       $12.19       149,271
   01/01/2010 to 12/31/2010...........    $12.19       $13.67       131,631
   01/01/2011 to 12/31/2011...........    $13.67       $11.65       121,092
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.77       $14.21         5,970
   01/01/2006 to 12/31/2006...........    $14.21       $17.74        12,369
   01/01/2007 to 12/31/2007...........    $17.74       $20.45        25,429
   01/01/2008 to 12/31/2008...........    $20.45       $11.21        42,818
   01/01/2009 to 12/31/2009...........    $11.21       $14.33        34,336
   01/01/2010 to 12/31/2010...........    $14.33       $15.58        28,297
   01/01/2011 to 12/31/2011...........    $15.58       $13.34        25,285
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008..........    $10.01       $10.91             0
   01/01/2009 to 12/31/2009...........    $10.91       $11.89             0
   01/01/2010 to 12/31/2010...........    $11.89       $12.90             0
   01/01/2011 to 12/31/2011...........    $12.90       $14.20             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.28       $11.81             0
   01/01/2006 to 12/31/2006...........    $11.81       $12.86           796
   01/01/2007 to 12/31/2007...........    $12.86       $12.83        94,797
   01/01/2008 to 12/31/2008...........    $12.83       $10.35       527,353
   01/01/2009 to 12/31/2009...........    $10.35       $12.36       509,188
   01/01/2010 to 12/31/2010...........    $12.36       $12.99       354,147
   01/01/2011 to 12/31/2011...........    $12.99       $12.74       282,849
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28             0
   01/01/2010 to 12/31/2010...........    $10.28       $11.21             0
   01/01/2011 to 12/31/2011...........    $11.21       $11.05           133
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.29             0
   01/01/2010 to 12/31/2010...........    $10.29       $11.46         3,324
   01/01/2011 to 12/31/2011...........    $11.46       $10.56         3,227
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.38       $13.46        13,536
   01/01/2006 to 12/31/2006...........    $13.46       $16.18        11,219
   01/01/2007 to 12/31/2007...........    $16.18       $17.34         8,724
   01/01/2008 to 12/31/2008...........    $17.34       $ 9.95        31,277
   01/01/2009 to 12/31/2009...........    $ 9.95       $13.23        14,262
   01/01/2010 to 12/31/2010...........    $13.23       $13.88         9,084
   01/01/2011 to 12/31/2011...........    $13.88       $12.35        13,713
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.81       $12.31        10,930
   01/01/2006 to 12/31/2006...........    $12.31       $14.27        33,336
   01/01/2007 to 12/31/2007...........    $14.27       $13.55        82,029
   01/01/2008 to 12/31/2008...........    $13.55       $ 7.76       107,697
   01/01/2009 to 12/31/2009...........    $ 7.76       $ 9.08        86,316
   01/01/2010 to 12/31/2010...........    $ 9.08       $10.06        88,789
   01/01/2011 to 12/31/2011...........    $10.06       $ 9.43        69,174
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.94         4,145
   01/01/2005 to 12/31/2005...........    $10.94       $10.83       100,238
   01/01/2006 to 12/31/2006...........    $10.83       $11.64        85,075
   01/01/2007 to 12/31/2007...........    $11.64       $12.09        65,436
   01/01/2008 to 12/31/2008...........    $12.09       $ 9.08        59,432
   01/01/2009 to 12/31/2009...........    $ 9.08       $11.97        89,697
   01/01/2010 to 12/31/2010...........    $11.97       $13.29        57,059
   01/01/2011 to 12/31/2011...........    $13.29       $14.34        43,721

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.66         32,384
   01/01/2005 to 12/31/2005...........    $11.66       $12.20        376,638
   01/01/2006 to 12/31/2006...........    $12.20       $12.81        329,879
   01/01/2007 to 12/31/2007...........    $12.81       $14.42        316,915
   01/01/2008 to 12/31/2008...........    $14.42       $ 7.95        366,476
   01/01/2009 to 12/31/2009...........    $ 7.95       $10.10        332,996
   01/01/2010 to 12/31/2010...........    $10.10       $11.84        281,480
   01/01/2011 to 12/31/2011...........    $11.84       $11.49        241,628
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.46       $13.12              8
   01/01/2006 to 12/31/2006...........    $13.12       $15.97              8
   01/01/2007 to 12/31/2007...........    $15.97       $17.10              0
   01/01/2008 to 12/31/2008...........    $17.10       $11.05         14,614
   01/01/2009 to 12/31/2009...........    $11.05       $14.23          4,260
   01/01/2010 to 12/31/2010...........    $14.23       $15.61          4,949
   01/01/2011 to 12/31/2011...........    $15.61       $14.80         40,436
AST MFS GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.06       $11.51         32,807
   01/01/2006 to 12/31/2006...........    $11.51       $12.36         21,841
   01/01/2007 to 12/31/2007...........    $12.36       $13.93         15,368
   01/01/2008 to 12/31/2008...........    $13.93       $ 8.68         27,492
   01/01/2009 to 12/31/2009...........    $ 8.68       $10.57         23,783
   01/01/2010 to 12/31/2010...........    $10.57       $11.67         18,671
   01/01/2011 to 12/31/2011...........    $11.67       $11.36         18,058
AST MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.17          1,376
   01/01/2005 to 12/31/2005...........    $12.17       $12.56          3,386
   01/01/2006 to 12/31/2006...........    $12.56       $14.05          4,827
   01/01/2007 to 12/31/2007...........    $14.05       $14.13          5,822
   01/01/2008 to 12/31/2008...........    $14.13       $ 8.56         28,505
   01/01/2009 to 12/31/2009...........    $ 8.56       $11.64         15,964
   01/01/2010 to 12/31/2010...........    $11.64       $14.08         16,202
   01/01/2011 to 12/31/2011...........    $14.08       $13.31         11,146
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $ 9.84            521
   01/01/2005 to 12/31/2005...........    $ 9.84       $ 9.89         16,694
   01/01/2006 to 12/31/2006...........    $ 9.89       $10.13         17,918
   01/01/2007 to 12/31/2007...........    $10.13       $10.40          7,661
   01/01/2008 to 12/31/2008...........    $10.40       $10.44      1,342,066
   01/01/2009 to 12/31/2009...........    $10.44       $10.25        644,748
   01/01/2010 to 12/31/2010...........    $10.25       $10.03        305,923
   01/01/2011 to 12/31/2011...........    $10.03       $ 9.83        258,571

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $13.04         6,141
   01/01/2005 to 12/31/2005...........    $13.04       $14.31        70,149
   01/01/2006 to 12/31/2006...........    $14.31       $15.51        55,896
   01/01/2007 to 12/31/2007...........    $15.51       $15.67        49,034
   01/01/2008 to 12/31/2008...........    $15.67       $ 8.86        62,723
   01/01/2009 to 12/31/2009...........    $ 8.86       $12.19        57,565
   01/01/2010 to 12/31/2010...........    $12.19       $14.73        59,399
   01/01/2011 to 12/31/2011...........    $14.73       $14.07        39,680
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06         1,281
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.76       $13.07         2,313
   01/01/2006 to 12/31/2006...........    $13.07       $14.59         3,281
   01/01/2007 to 12/31/2007...........    $14.59       $17.46         3,753
   01/01/2008 to 12/31/2008...........    $17.46       $ 9.71        31,135
   01/01/2009 to 12/31/2009...........    $ 9.71       $12.34        16,706
   01/01/2010 to 12/31/2010...........    $12.34       $15.54        22,054
   01/01/2011 to 12/31/2011...........    $15.54       $15.47        15,369
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.09       $10.89             0
   01/01/2006 to 12/31/2006...........    $10.89       $11.49             0
   01/01/2007 to 12/31/2007...........    $11.49       $13.35            43
   01/01/2008 to 12/31/2008...........    $13.35       $ 7.51        15,762
   01/01/2009 to 12/31/2009...........    $ 7.51       $ 9.01        12,662
   01/01/2010 to 12/31/2010...........    $ 9.01       $10.61        14,914
   01/01/2011 to 04/29/2011...........    $10.61       $11.89             0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.56         2,886
   01/01/2009 to 12/31/2009...........    $ 5.56       $ 9.07        38,546
   01/01/2010 to 12/31/2010...........    $ 9.07       $10.85        30,620
   01/01/2011 to 12/31/2011...........    $10.85       $ 8.47         9,032
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.01        11,324
   01/01/2005 to 12/31/2005...........    $10.01       $ 9.96       265,102
   01/01/2006 to 12/31/2006...........    $ 9.96       $10.12       252,004
   01/01/2007 to 12/31/2007...........    $10.12       $10.58       228,896
   01/01/2008 to 12/31/2008...........    $10.58       $10.48       236,700
   01/01/2009 to 12/31/2009...........    $10.48       $11.30       333,427
   01/01/2010 to 12/31/2010...........    $11.30       $11.50       201,244
   01/01/2011 to 12/31/2011...........    $11.50       $11.51       162,891

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.37         19,700
   01/01/2005 to 12/31/2005...........    $10.37       $10.40         70,560
   01/01/2006 to 12/31/2006...........    $10.40       $10.57        145,571
   01/01/2007 to 12/31/2007...........    $10.57       $11.20        256,288
   01/01/2008 to 12/31/2008...........    $11.20       $10.72        338,941
   01/01/2009 to 12/31/2009...........    $10.72       $12.23        394,877
   01/01/2010 to 12/31/2010...........    $12.23       $12.90        263,993
   01/01/2011 to 12/31/2011...........    $12.90       $13.03        304,428
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03              0
   01/01/2006 to 12/31/2006...........    $10.03       $10.61        181,437
   01/01/2007 to 12/31/2007...........    $10.61       $11.29        393,159
   01/01/2008 to 12/31/2008...........    $11.29       $ 8.90      1,387,683
   01/01/2009 to 12/31/2009...........    $ 8.90       $10.46      1,694,166
   01/01/2010 to 12/31/2010...........    $10.46       $11.32      1,190,107
   01/01/2011 to 12/31/2011...........    $11.32       $11.19      1,035,239
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06              0
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.37       $11.53            673
   01/01/2006 to 12/31/2006...........    $11.53       $12.71            178
   01/01/2007 to 12/31/2007...........    $12.71       $12.70            302
   01/01/2008 to 12/31/2008...........    $12.70       $ 7.62          9,827
   01/01/2009 to 12/31/2009...........    $ 7.62       $ 9.09          9,832
   01/01/2010 to 12/31/2010...........    $ 9.09       $10.23          5,697
   01/01/2011 to 12/31/2011...........    $10.23       $10.36          4,908
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.87              0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.03       $11.30              0
   01/01/2006 to 12/31/2006...........    $11.30       $12.13            835
   01/01/2007 to 12/31/2007...........    $12.13       $12.93         27,439
   01/01/2008 to 12/31/2008...........    $12.93       $ 8.84        103,613
   01/01/2009 to 12/31/2009...........    $ 8.84       $11.02        128,668
   01/01/2010 to 12/31/2010...........    $11.02       $12.07        135,405
   01/01/2011 to 12/31/2011...........    $12.07       $11.42        152,168
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $ 9.37       $ 9.31          1,418
   01/01/2006 to 12/31/2006...........    $ 9.31       $10.27          7,415
   01/01/2007 to 12/31/2007...........    $10.27       $10.77         17,675
   01/01/2008 to 12/31/2008...........    $10.77       $ 6.85         28,498
   01/01/2009 to 12/31/2009...........    $ 6.85       $ 8.98         31,926
   01/01/2010 to 12/31/2010...........    $ 8.98       $12.00         35,544
   01/01/2011 to 12/31/2011...........    $12.00       $11.63         38,469

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.17         7,974
   01/01/2005 to 12/31/2005...........    $12.17       $12.70        98,277
   01/01/2006 to 12/31/2006...........    $12.70       $14.93        81,463
   01/01/2007 to 12/31/2007...........    $14.93       $13.80        92,509
   01/01/2008 to 12/31/2008...........    $13.80       $ 9.49       101,244
   01/01/2009 to 12/31/2009...........    $ 9.49       $11.80        80,252
   01/01/2010 to 12/31/2010...........    $11.80       $14.56        68,232
   01/01/2011 to 12/31/2011...........    $14.56       $13.40        58,191
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.41         1,537
   01/01/2005 to 12/31/2005...........    $11.41       $11.69         2,426
   01/01/2006 to 12/31/2006...........    $11.69       $12.87         7,958
   01/01/2007 to 12/31/2007...........    $12.87       $13.40       327,326
   01/01/2008 to 12/31/2008...........    $13.40       $ 9.71       307,338
   01/01/2009 to 12/31/2009...........    $ 9.71       $11.81       393,433
   01/01/2010 to 12/31/2010...........    $11.81       $12.89       354,147
   01/01/2011 to 12/31/2011...........    $12.89       $12.87       305,198
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.92         1,051
   01/01/2005 to 12/31/2005...........    $11.92       $12.32        11,774
   01/01/2006 to 12/31/2006...........    $12.32       $14.63        32,857
   01/01/2007 to 12/31/2007...........    $14.63       $13.81        80,467
   01/01/2008 to 12/31/2008...........    $13.81       $ 7.86        69,054
   01/01/2009 to 12/31/2009...........    $ 7.86       $ 9.52        61,684
   01/01/2010 to 12/31/2010...........    $ 9.52       $10.56        55,741
   01/01/2011 to 12/31/2011...........    $10.56       $10.17        45,969
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.00         9,975
   01/01/2005 to 12/31/2005...........    $11.00       $10.28       112,633
   01/01/2006 to 12/31/2006...........    $10.28       $10.70        86,626
   01/01/2007 to 12/31/2007...........    $10.70       $11.48        72,848
   01/01/2008 to 12/31/2008...........    $11.48       $10.97        62,683
   01/01/2009 to 12/31/2009...........    $10.97       $12.04        74,058
   01/01/2010 to 12/31/2010...........    $12.04       $12.46        60,518
   01/01/2011 to 12/31/2011...........    $12.46       $12.70        49,111

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.62       $12.11           711
   01/01/2006 to 12/31/2006...........    $12.11       $12.52        35,319
   01/01/2007 to 12/31/2007...........    $12.52       $13.27        87,341
   01/01/2008 to 12/31/2008...........    $13.27       $ 7.72       150,031
   01/01/2009 to 12/31/2009...........    $ 7.72       $11.59       123,660
   01/01/2010 to 12/31/2010...........    $11.59       $13.14        99,546
   01/01/2011 to 12/31/2011...........    $13.14       $12.65        85,531
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2005 to 12/31/2005...........    $14.43       $18.56           646
   01/01/2006 to 12/31/2006...........    $18.56       $21.06         1,542
   01/01/2007 to 12/31/2007...........    $21.06       $28.97         1,224
   01/01/2008 to 12/31/2008...........    $28.97       $14.18        25,971
   01/01/2009 to 12/31/2009...........    $14.18       $20.74        26,927
   01/01/2010 to 12/31/2010...........    $20.74       $24.45        32,855
   01/01/2011 to 12/31/2011...........    $24.45       $20.37        24,308
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99             0
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.32             0
   01/01/2007 to 12/31/2007...........    $11.32       $12.14             0
   01/01/2008 to 12/31/2008...........    $12.14       $ 6.85       218,797
   01/01/2009 to 12/31/2009...........    $ 6.85       $ 8.62       618,872
   01/01/2010 to 12/31/2010...........    $ 8.62       $ 9.67       422,372
   01/01/2011 to 12/31/2011...........    $ 9.67       $ 9.14       344,904
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.97         5,860
   01/01/2008 to 12/31/2008...........    $ 9.97       $ 9.26       164,058
   01/01/2009 to 12/31/2009...........    $ 9.26       $10.12       149,997
   01/01/2010 to 12/31/2010...........    $10.12       $10.67        96,819
   01/01/2011 to 12/31/2011...........    $10.67       $11.08        75,584
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.40             0
   01/01/2006 to 12/31/2006...........    $11.40       $12.39            40
   01/01/2007 to 12/31/2007...........    $12.39       $13.47             0
   01/01/2008 to 12/31/2008...........    $13.47       $ 7.76             0
   01/01/2009 to 12/31/2009...........    $ 7.76       $10.63             0
   01/01/2010 to 07/16/2010...........    $10.63       $10.38             0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2005 to 12/31/2005...........    $12.19       $13.85         2,385
   01/01/2006 to 12/31/2006...........    $13.85       $16.70         1,144
   01/01/2007 to 12/31/2007...........    $16.70       $18.80         1,030
   01/01/2008 to 12/31/2008...........    $18.80       $10.77        14,859
   01/01/2009 to 12/31/2009...........    $10.77       $12.22         6,479
   01/01/2010 to 07/16/2010...........    $12.22       $11.58             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   01/01/2005 to 12/31/2005...........    $10.97       $11.15             0
   01/01/2006 to 12/31/2006...........    $11.15       $11.58             0
   01/01/2007 to 12/31/2007...........    $11.58       $12.69             0
   01/01/2008 to 12/31/2008...........    $12.69       $ 9.04           182
   01/01/2009 to 12/31/2009...........    $ 9.04       $12.75         5,641
   01/01/2010 to 07/16/2010...........    $12.75       $11.88             0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.09        25,039
   01/01/2009 to 12/31/2009...........    $ 6.09       $ 7.68        10,062
   01/01/2010 to 12/31/2010...........    $ 7.68       $ 8.94         8,419
   01/01/2011 to 12/31/2011...........    $ 8.94       $ 7.80           617
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.62       292,389
   01/01/2009 to 12/31/2009...........    $ 6.62       $ 8.43       323,240
   01/01/2010 to 12/31/2010...........    $ 8.43       $ 9.10       277,882
   01/01/2011 to 12/31/2011...........    $ 9.10       $ 8.76       211,348
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.81       $12.74             0
   01/01/2006 to 12/31/2006...........    $12.74       $17.27           698
   01/01/2007 to 12/31/2007...........    $17.27       $19.16           754
   01/01/2008 to 12/31/2008...........    $19.16       $10.73        19,411
   01/01/2009 to 12/31/2009...........    $10.73       $14.82         6,283
   01/01/2010 to 12/31/2010...........    $14.82       $15.92         6,890
   01/01/2011 to 12/31/2011...........    $15.92       $14.42         4,679
INVESCO V.I. CAPITAL DEVELOPMENT FUND
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.14         1,961
INVESCO V.I. DIVIDEND GROWTH FUND
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.09         4,865
INVESCO V.I. DYNAMICS FUND
   01/01/2005 to 12/31/2005...........    $11.69       $12.67           590
   01/01/2006 to 12/31/2006...........    $12.67       $14.41             0
   01/01/2007 to 12/31/2007...........    $14.41       $15.82             0
   01/01/2008 to 12/31/2008...........    $15.82       $ 8.04           385
   01/01/2009 to 12/31/2009...........    $ 8.04       $11.21         1,464
   01/01/2010 to 12/31/2010...........    $11.21       $13.59           468
   01/01/2011 to 04/29/2011...........    $13.59       $15.12             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. FINANCIAL SERVICES FUND
   01/01/2005 to 12/31/2005...........    $11.14       $11.55         1,521
   01/01/2006 to 12/31/2006...........    $11.55       $13.16         1,162
   01/01/2007 to 12/31/2007...........    $13.16       $10.02         1,385
   01/01/2008 to 12/31/2008...........    $10.02       $ 3.98        31,591
   01/01/2009 to 12/31/2009...........    $ 3.98       $ 4.96        25,843
   01/01/2010 to 12/31/2010...........    $ 4.96       $ 5.36        20,046
   01/01/2011 to 04/29/2011...........    $ 5.36       $ 5.65             0
INVESCO V.I. GLOBAL HEALTH CARE FUND
   01/01/2005 to 12/31/2005...........    $11.43       $12.10           760
   01/01/2006 to 12/31/2006...........    $12.10       $12.47           871
   01/01/2007 to 12/31/2007...........    $12.47       $13.66           769
   01/01/2008 to 12/31/2008...........    $13.66       $ 9.54        19,062
   01/01/2009 to 12/31/2009...........    $ 9.54       $11.93        14,240
   01/01/2010 to 12/31/2010...........    $11.93       $12.30         7,700
   01/01/2011 to 12/31/2011...........    $12.30       $12.51         7,247
INVESCO V.I. TECHNOLOGY FUND
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.20             0
   01/01/2009 to 12/31/2009...........    $ 6.20       $ 9.56             0
   01/01/2010 to 12/31/2010...........    $ 9.56       $11.35             0
   01/01/2011 to 12/31/2011...........    $11.35       $10.55             0
NASDAQ TARGET 15 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.89       $ 5.95             0
   01/01/2009 to 12/31/2009...........    $ 5.95       $ 6.82             0
   01/01/2010 to 12/31/2010...........    $ 6.82       $ 8.70             0
   01/01/2011 to 12/31/2011...........    $ 8.70       $ 8.63             0
NVIT DEVELOPING MARKETS FUND
   01/01/2005 to 12/31/2005...........    $12.77       $16.44         2,568
   01/01/2006 to 12/31/2006...........    $16.44       $21.66         3,130
   01/01/2007 to 12/31/2007...........    $21.66       $30.43         3,881
   01/01/2008 to 12/31/2008...........    $30.43       $12.55        11,820
   01/01/2009 to 12/31/2009...........    $12.55       $19.94        16,602
   01/01/2010 to 12/31/2010...........    $19.94       $22.67        13,537
   01/01/2011 to 12/31/2011...........    $22.67       $17.22         8,349
PROFUND VP ASIA 30
   01/01/2005 to 12/31/2005...........    $10.15       $11.88             0
   01/01/2006 to 12/31/2006...........    $11.88       $16.20             0
   01/01/2007 to 12/31/2007...........    $16.20       $23.43           299
   01/01/2008 to 12/31/2008...........    $23.43       $11.28           248
   01/01/2009 to 12/31/2009...........    $11.28       $17.03           264
   01/01/2010 to 12/31/2010...........    $17.03       $18.99            69
   01/01/2011 to 12/31/2011...........    $18.99       $13.57            16

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BANKS
   01/01/2005 to 12/31/2005...........    $11.60       $11.34            0
   01/01/2006 to 12/31/2006...........    $11.34       $12.81            0
   01/01/2007 to 12/31/2007...........    $12.81       $ 9.12            0
   01/01/2008 to 12/31/2008...........    $ 9.12       $ 4.74           56
   01/01/2009 to 12/31/2009...........    $ 4.74       $ 4.44            0
   01/01/2010 to 12/31/2010...........    $ 4.44       $ 4.71          971
   01/01/2011 to 12/31/2011...........    $ 4.71       $ 3.38            0
PROFUND VP BASIC MATERIALS
   01/01/2005 to 12/31/2005...........    $12.46       $12.49          319
   01/01/2006 to 12/31/2006...........    $12.49       $14.13            0
   01/01/2007 to 12/31/2007...........    $14.13       $18.07           32
   01/01/2008 to 12/31/2008...........    $18.07       $ 8.60            0
   01/01/2009 to 12/31/2009...........    $ 8.60       $13.66          832
   01/01/2010 to 12/31/2010...........    $13.66       $17.35          210
   01/01/2011 to 12/31/2011...........    $17.35       $14.24            0
PROFUND VP BEAR
   01/01/2005 to 12/31/2005...........    $ 8.16       $ 7.88            0
   01/01/2006 to 12/31/2006...........    $ 7.88       $ 7.14            0
   01/01/2007 to 12/31/2007...........    $ 7.14       $ 7.03            0
   01/01/2008 to 12/31/2008...........    $ 7.03       $ 9.63            0
   01/01/2009 to 12/31/2009...........    $ 9.63       $ 6.80        2,374
   01/01/2010 to 12/31/2010...........    $ 6.80       $ 5.47        2,196
   01/01/2011 to 12/31/2011...........    $ 5.47       $ 4.88        3,067
PROFUND VP BULL
   01/01/2004 to 12/31/2004...........        --       $11.27        1,158
   01/01/2005 to 12/31/2005...........    $11.27       $11.34        1,339
   01/01/2006 to 12/31/2006...........    $11.34       $12.62            0
   01/01/2007 to 12/31/2007...........    $12.62       $12.79            0
   01/01/2008 to 12/31/2008...........    $12.79       $ 7.80            0
   01/01/2009 to 12/31/2009...........    $ 7.80       $ 9.50            0
   01/01/2010 to 12/31/2010...........    $ 9.50       $10.47            0
   01/01/2011 to 12/31/2011...........    $10.47       $10.25            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.42       $11.14            0
   01/01/2006 to 12/31/2006...........    $11.14       $12.28            0
   01/01/2007 to 12/31/2007...........    $12.28       $12.94          572
   01/01/2008 to 12/31/2008...........    $12.94       $ 9.28            0
   01/01/2009 to 12/31/2009...........    $ 9.28       $11.05            0
   01/01/2010 to 12/31/2010...........    $11.05       $12.69          517
   01/01/2011 to 12/31/2011...........    $12.69       $13.29            0
PROFUND VP CONSUMER SERVICES
   01/01/2005 to 12/31/2005...........    $10.71       $10.00            0
   01/01/2006 to 12/31/2006...........    $10.00       $10.96            0
   01/01/2007 to 12/31/2007...........    $10.96       $ 9.85            0
   01/01/2008 to 12/31/2008...........    $ 9.85       $ 6.61            0
   01/01/2009 to 12/31/2009...........    $ 6.61       $ 8.47            0
   01/01/2010 to 12/31/2010...........    $ 8.47       $10.07            0
   01/01/2011 to 12/31/2011...........    $10.07       $10.40            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP EUROPE 30
   01/01/2004 to 12/31/2004...........        --       $12.41          562
   01/01/2005 to 12/31/2005...........    $12.41       $13.14            3
   01/01/2006 to 12/31/2006...........    $13.14       $15.11            0
   01/01/2007 to 12/31/2007...........    $15.11       $16.95          762
   01/01/2008 to 12/31/2008...........    $16.95       $ 9.29          254
   01/01/2009 to 12/31/2009...........    $ 9.29       $12.04           86
   01/01/2010 to 12/31/2010...........    $12.04       $12.09           21
   01/01/2011 to 12/31/2011...........    $12.09       $10.79           21
PROFUND VP FINANCIALS
   01/01/2005 to 12/31/2005...........    $11.29       $11.49            0
   01/01/2006 to 12/31/2006...........    $11.49       $13.20        1,035
   01/01/2007 to 12/31/2007...........    $13.20       $10.45        1,035
   01/01/2008 to 12/31/2008...........    $10.45       $ 5.06            0
   01/01/2009 to 12/31/2009...........    $ 5.06       $ 5.70            0
   01/01/2010 to 12/31/2010...........    $ 5.70       $ 6.19            0
   01/01/2011 to 12/31/2011...........    $ 6.19       $ 5.22            0
PROFUND VP HEALTH CARE
   01/01/2005 to 12/31/2005...........    $10.67       $11.08            0
   01/01/2006 to 12/31/2006...........    $11.08       $11.42        1,145
   01/01/2007 to 12/31/2007...........    $11.42       $11.91        1,763
   01/01/2008 to 12/31/2008...........    $11.91       $ 8.83            0
   01/01/2009 to 12/31/2009...........    $ 8.83       $10.33            0
   01/01/2010 to 12/31/2010...........    $10.33       $10.40            0
   01/01/2011 to 12/31/2011...........    $10.40       $11.21            0
PROFUND VP INDUSTRIALS
   01/01/2005 to 12/31/2005...........    $12.10       $12.14            0
   01/01/2006 to 12/31/2006...........    $12.14       $13.27            0
   01/01/2007 to 12/31/2007...........    $13.27       $14.51            0
   01/01/2008 to 12/31/2008...........    $14.51       $ 8.45            0
   01/01/2009 to 12/31/2009...........    $ 8.45       $10.27            0
   01/01/2010 to 12/31/2010...........    $10.27       $12.44        3,529
   01/01/2011 to 12/31/2011...........    $12.44       $11.97        1,867
PROFUND VP JAPAN
   01/01/2005 to 12/31/2005...........    $10.37       $14.40          332
   01/01/2006 to 12/31/2006...........    $14.40       $15.62            0
   01/01/2007 to 12/31/2007...........    $15.62       $13.77            0
   01/01/2008 to 12/31/2008...........    $13.77       $ 7.97            0
   01/01/2009 to 12/31/2009...........    $ 7.97       $ 8.61            0
   01/01/2010 to 12/31/2010...........    $ 8.61       $ 7.88            0
   01/01/2011 to 12/31/2011...........    $ 7.88       $ 6.28            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $10.37       $10.25            0
   01/01/2006 to 12/31/2006...........    $10.25       $10.94            0
   01/01/2007 to 12/31/2007...........    $10.94       $11.46        1,096
   01/01/2008 to 12/31/2008...........    $11.46       $ 7.23          828
   01/01/2009 to 12/31/2009...........    $ 7.23       $ 9.18          280
   01/01/2010 to 12/31/2010...........    $ 9.18       $10.18           70
   01/01/2011 to 12/31/2011...........    $10.18       $10.28           69
PROFUND VP LARGE-CAP VALUE
   01/01/2005 to 12/31/2005...........    $10.36       $10.45            0
   01/01/2006 to 12/31/2006...........    $10.45       $12.14            0
   01/01/2007 to 12/31/2007...........    $12.14       $11.90          858
   01/01/2008 to 12/31/2008...........    $11.90       $ 6.94          533
   01/01/2009 to 12/31/2009...........    $ 6.94       $ 8.11          180
   01/01/2010 to 12/31/2010...........    $ 8.11       $ 8.97           45
   01/01/2011 to 12/31/2011...........    $ 8.97       $ 8.67           44
PROFUND VP MID-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $11.14       $12.13        1,252
   01/01/2006 to 12/31/2006...........    $12.13       $12.35            0
   01/01/2007 to 12/31/2007...........    $12.35       $13.51          310
   01/01/2008 to 12/31/2008...........    $13.51       $ 8.09          281
   01/01/2009 to 12/31/2009...........    $ 8.09       $10.96           95
   01/01/2010 to 12/31/2010...........    $10.96       $13.78           23
   01/01/2011 to 12/31/2011...........    $13.78       $13.10          292
PROFUND VP MID-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $12.23          216
   01/01/2005 to 12/31/2005...........    $12.23       $13.03            0
   01/01/2006 to 12/31/2006...........    $13.03       $14.32            0
   01/01/2007 to 12/31/2007...........    $14.32       $14.16          947
   01/01/2008 to 12/31/2008...........    $14.16       $ 8.83          928
   01/01/2009 to 12/31/2009...........    $ 8.83       $11.31           75
   01/01/2010 to 12/31/2010...........    $11.31       $13.34           19
   01/01/2011 to 12/31/2011...........    $13.34       $12.55           19
PROFUND VP NASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $10.94        2,991
   01/01/2005 to 12/31/2005...........    $10.94       $10.73            0
   01/01/2006 to 12/31/2006...........    $10.73       $11.08        1,232
   01/01/2007 to 12/31/2007...........    $11.08       $12.75        1,232
   01/01/2008 to 12/31/2008...........    $12.75       $ 7.18            0
   01/01/2009 to 12/31/2009...........    $ 7.18       $10.69            0
   01/01/2010 to 12/31/2010...........    $10.69       $12.37            0
   01/01/2011 to 12/31/2011...........    $12.37       $12.29            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP OIL & GAS
   01/01/2005 to 12/31/2005...........    $13.83       $17.77          350
   01/01/2006 to 12/31/2006...........    $17.77       $20.99          389
   01/01/2007 to 12/31/2007...........    $20.99       $27.22          399
   01/01/2008 to 12/31/2008...........    $27.22       $16.80          336
   01/01/2009 to 12/31/2009...........    $16.80       $19.00          329
   01/01/2010 to 12/31/2010...........    $19.00       $21.90          343
   01/01/2011 to 12/31/2011...........    $21.90       $21.93            0
PROFUND VP PHARMACEUTICALS
   01/01/2005 to 12/31/2005...........    $ 9.45       $ 8.90            0
   01/01/2006 to 12/31/2006...........    $ 8.90       $ 9.78            0
   01/01/2007 to 12/31/2007...........    $ 9.78       $ 9.79        1,103
   01/01/2008 to 12/31/2008...........    $ 9.79       $ 7.72            0
   01/01/2009 to 12/31/2009...........    $ 7.72       $ 8.83            0
   01/01/2010 to 12/31/2010...........    $ 8.83       $ 8.69            0
   01/01/2011 to 12/31/2011...........    $ 8.69       $ 9.88            0
PROFUND VP PRECIOUS METALS
   01/01/2005 to 12/31/2005...........    $10.19       $12.60           20
   01/01/2006 to 12/31/2006...........    $12.60       $13.25          819
   01/01/2007 to 12/31/2007...........    $13.25       $15.88           19
   01/01/2008 to 12/31/2008...........    $15.88       $10.77           19
   01/01/2009 to 12/31/2009...........    $10.77       $14.26           19
   01/01/2010 to 12/31/2010...........    $14.26       $18.56           19
   01/01/2011 to 12/31/2011...........    $18.56       $14.68           19
PROFUND VP REAL ESTATE
   01/01/2005 to 12/31/2005...........    $13.09       $13.68            0
   01/01/2006 to 12/31/2006...........    $13.68       $17.74           36
   01/01/2007 to 12/31/2007...........    $17.74       $13.96          118
   01/01/2008 to 12/31/2008...........    $13.96       $ 8.03            0
   01/01/2009 to 12/31/2009...........    $ 8.03       $10.05            0
   01/01/2010 to 12/31/2010...........    $10.05       $12.27            0
   01/01/2011 to 12/31/2011...........    $12.27       $12.58        1,510
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2004 to 12/31/2004...........        --       $ 8.32          307
   01/01/2005 to 12/31/2005...........    $ 8.32       $ 7.51            4
   01/01/2006 to 12/31/2006...........    $ 7.51       $ 8.09            0
   01/01/2007 to 12/31/2007...........    $ 8.09       $ 7.51            0
   01/01/2008 to 12/31/2008...........    $ 7.51       $ 4.56            0
   01/01/2009 to 12/31/2009...........    $ 4.56       $ 5.90            0
   01/01/2010 to 12/31/2010...........    $ 5.90       $ 4.85            0
   01/01/2011 to 12/31/2011...........    $ 4.85       $ 2.97            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT NASDAQ-100
   01/01/2005 to 12/31/2005...........    $ 8.26       $ 8.15            0
   01/01/2006 to 12/31/2006...........    $ 8.15       $ 7.87            0
   01/01/2007 to 12/31/2007...........    $ 7.87       $ 6.82            0
   01/01/2008 to 12/31/2008...........    $ 6.82       $ 9.89        3,470
   01/01/2009 to 12/31/2009...........    $ 9.89       $ 5.74        3,470
   01/01/2010 to 12/31/2010...........    $ 5.74       $ 4.43        3,470
   01/01/2011 to 12/31/2011...........    $ 4.43       $ 3.88            0
PROFUND VP SMALL-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $12.25          938
   01/01/2005 to 12/31/2005...........    $12.25       $12.90          617
   01/01/2006 to 12/31/2006...........    $12.90       $13.72          681
   01/01/2007 to 12/31/2007...........    $13.72       $13.97          738
   01/01/2008 to 12/31/2008...........    $13.97       $ 9.02          662
   01/01/2009 to 12/31/2009...........    $ 9.02       $11.15          722
   01/01/2010 to 12/31/2010...........    $11.15       $13.72          667
   01/01/2011 to 12/31/2011...........    $13.72       $13.60            0
PROFUND VP SMALL-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $12.55          974
   01/01/2005 to 12/31/2005...........    $12.55       $12.78           33
   01/01/2006 to 12/31/2006...........    $12.78       $14.69           33
   01/01/2007 to 12/31/2007...........    $14.69       $13.34            0
   01/01/2008 to 12/31/2008...........    $13.34       $ 9.05            0
   01/01/2009 to 12/31/2009...........    $ 9.05       $10.67            0
   01/01/2010 to 12/31/2010...........    $10.67       $12.76            0
   01/01/2011 to 12/31/2011...........    $12.76       $11.98            0
PROFUND VP TELECOMMUNICATIONS
   01/01/2005 to 12/31/2005...........    $12.56       $11.48            0
   01/01/2006 to 12/31/2006...........    $11.48       $15.09           34
   01/01/2007 to 12/31/2007...........    $15.09       $16.01            0
   01/01/2008 to 12/31/2008...........    $16.01       $10.28            0
   01/01/2009 to 12/31/2009...........    $10.28       $10.80            0
   01/01/2010 to 12/31/2010...........    $10.80       $12.23            0
   01/01/2011 to 12/31/2011...........    $12.23       $12.20            0
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2005 to 12/31/2005...........    $10.82       $11.55            0
   01/01/2006 to 12/31/2006...........    $11.55       $10.79            0
   01/01/2007 to 12/31/2007...........    $10.79       $11.63          842
   01/01/2008 to 12/31/2008...........    $11.63       $17.05          298
   01/01/2009 to 12/31/2009...........    $17.05       $11.25           45
   01/01/2010 to 12/31/2010...........    $11.25       $12.13           11
   01/01/2011 to 12/31/2011...........    $12.13       $17.04           11

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRAMID-CAP
   01/01/2005 to 12/31/2005...........    $13.88       $16.02         4,126
   01/01/2006 to 12/31/2006...........    $16.02       $17.36         3,643
   01/01/2007 to 12/31/2007...........    $17.36       $18.00         4,208
   01/01/2008 to 12/31/2008...........    $18.00       $ 5.73         3,539
   01/01/2009 to 12/31/2009...........    $ 5.73       $ 9.30         5,011
   01/01/2010 to 12/31/2010...........    $ 9.30       $13.63         4,005
   01/01/2011 to 12/31/2011...........    $13.63       $11.52         3,532
PROFUND VP UTILITIES
   01/01/2005 to 12/31/2005...........    $12.53       $13.87            32
   01/01/2006 to 12/31/2006...........    $13.87       $16.19           451
   01/01/2007 to 12/31/2007...........    $16.19       $18.35           958
   01/01/2008 to 12/31/2008...........    $18.35       $12.45           488
   01/01/2009 to 12/31/2009...........    $12.45       $13.50           448
   01/01/2010 to 12/31/2010...........    $13.50       $14.00           447
   01/01/2011 to 12/31/2011...........    $14.00       $16.11           449
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.53       $11.99             0
   01/01/2006 to 12/31/2006...........    $11.99       $14.21             0
   01/01/2007 to 12/31/2007...........    $14.21       $16.63         1,573
   01/01/2008 to 12/31/2008...........    $16.63       $ 8.09         1,858
   01/01/2009 to 12/31/2009...........    $ 8.09       $10.87           107
   01/01/2010 to 12/31/2010...........    $10.87       $12.13            95
   01/01/2011 to 12/31/2011...........    $12.13       $10.10           132
S&P TARGET 24 PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.71       $10.93             0
   01/01/2006 to 12/31/2006...........    $10.93       $11.01             0
   01/01/2007 to 12/31/2007...........    $11.01       $11.23             0
   01/01/2008 to 12/31/2008...........    $11.23       $ 7.92           330
   01/01/2009 to 12/31/2009...........    $ 7.92       $ 8.82         5,277
   01/01/2010 to 12/31/2010...........    $ 8.82       $10.30           520
   01/01/2011 to 12/31/2011...........    $10.30       $10.95           362
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.29        16,433
   01/01/2005 to 12/31/2005...........    $11.29       $11.85        18,248
   01/01/2006 to 12/31/2006...........    $11.85       $12.94        13,278
   01/01/2007 to 12/31/2007...........    $12.94       $13.87        13,273
   01/01/2008 to 12/31/2008...........    $13.87       $ 7.49         3,288
   01/01/2009 to 12/31/2009...........    $ 7.49       $ 8.29           826
   01/01/2010 to 12/31/2010...........    $ 8.29       $ 9.66           687
   01/01/2011 to 12/31/2011...........    $ 9.66       $ 9.30            82

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW DART 10 PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.45       $ 9.90            0
   01/01/2006 to 12/31/2006...........    $ 9.90       $12.17           37
   01/01/2007 to 12/31/2007...........    $12.17       $11.99            0
   01/01/2008 to 12/31/2008...........    $11.99       $ 8.39            0
   01/01/2009 to 12/31/2009...........    $ 8.39       $ 9.36          663
   01/01/2010 to 12/31/2010...........    $ 9.36       $10.70          357
   01/01/2011 to 12/31/2011...........    $10.70       $11.29          323
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.73        2,878
   01/01/2006 to 12/31/2006...........    $ 9.73       $11.25            0
   01/01/2007 to 12/31/2007...........    $11.25       $11.14            0
   01/01/2008 to 12/31/2008...........    $11.14       $ 6.48          841
   01/01/2009 to 12/31/2009...........    $ 6.48       $ 7.24        7,821
   01/01/2010 to 12/31/2010...........    $ 7.24       $ 8.26        1,000
   01/01/2011 to 12/31/2011...........    $ 8.26       $ 8.57          851
VALUE LINE TARGET 25 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.90       $ 4.54            0
   01/01/2009 to 12/31/2009...........    $ 4.54       $ 4.76            0
   01/01/2010 to 12/31/2010...........    $ 4.76       $ 6.08            0
   01/01/2011 to 12/31/2011...........    $ 6.08       $ 4.48            0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2005 to 12/31/2005...........    $11.67       $12.04            0
   01/01/2006 to 12/31/2006...........    $12.04       $13.97            0
   01/01/2007 to 12/31/2007...........    $13.97       $14.06            0
   01/01/2008 to 12/31/2008...........    $14.06       $ 8.74            0
   01/01/2009 to 12/31/2009...........    $ 8.74       $10.00            0
   01/01/2010 to 07/16/2010...........    $10.00       $ 9.59            0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.60       $13.99        4,650
   01/01/2011 to 12/31/2011...........    $13.99       $11.95        5,298
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 9.59       $11.15            0
   01/01/2011 to 12/31/2011...........    $11.15       $10.68          260
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.88       $14.95        3,585
   01/01/2011 to 12/31/2011...........    $14.95       $13.85        2,342
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.22            0
   01/01/2011 to 12/31/2011...........    $12.22       $11.45            0

* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH HD GRO 60 BPS AND HAV 40 BPS OR GRO PLUS 2008
                         60 BPS AND HAV 40 BPS (2.25%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/01/2009 to 12/31/2009...........    $10.01       $12.34               0
   01/01/2010 to 12/31/2010...........    $12.34       $14.04               0
   01/01/2011 to 12/31/2011...........    $14.04       $14.10               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.77       $ 9.46      74,798,204
   01/01/2010 to 12/31/2010...........    $ 9.46       $10.35      72,644,706
   01/01/2011 to 12/31/2011...........    $10.35       $ 9.85      61,319,650
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.78       $ 9.61      28,706,289
   01/01/2010 to 12/31/2010...........    $ 9.61       $10.68      30,055,291
   01/01/2011 to 12/31/2011...........    $10.68       $10.45      25,000,590
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.13       $ 7.57       1,273,959
   01/01/2010 to 12/31/2010...........    $ 7.57       $ 8.43       1,430,682
   01/01/2011 to 12/31/2011...........    $ 8.43       $ 8.53       1,430,887
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.08       $ 9.70      31,686,971
   01/01/2010 to 12/31/2010...........    $ 9.70       $10.65      36,176,891
   01/01/2011 to 12/31/2011...........    $10.65       $10.28      28,001,755
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.13         780,622

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.57       $ 9.55         955,597
   01/01/2010 to 12/31/2010...........    $ 9.55       $10.50       2,241,213
   01/01/2011 to 12/31/2011...........    $10.50       $10.21         930,254
AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009...........    $10.94       $10.96       1,375,798
   01/01/2010 to 12/31/2010...........    $10.96       $11.71       1,085,813
   01/01/2011 to 12/31/2011...........    $11.71       $12.18       1,057,536
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........    $ 9.67       $ 9.34         301,692
   01/01/2010 to 12/31/2010...........    $ 9.34       $10.09       1,956,001
   01/01/2011 to 12/31/2011...........    $10.09       $10.81       5,687,758
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.71       5,765,075
   01/01/2011 to 12/31/2011...........    $10.71       $11.67      16,283,905
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........    $11.30       $11.01         648,900
   01/01/2010 to 12/31/2010...........    $11.01       $11.96         380,587
   01/01/2011 to 12/31/2011...........    $11.96       $13.28      18,091,824
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........    $11.26       $10.87         975,406
   01/01/2010 to 12/31/2010...........    $10.87       $11.84         825,635
   01/01/2011 to 12/31/2011...........    $11.84       $13.42         493,191
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........    $ 9.36       $ 8.75          23,608
   01/01/2010 to 12/31/2010...........    $ 8.75       $ 9.56       1,680,903
   01/01/2011 to 12/31/2011...........    $ 9.56       $11.10         404,480
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.96       1,406,400
   01/01/2011 to 12/31/2011...........    $10.96       $12.89      16,469,682
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.97       6,285,340
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.58       $ 9.29     102,077,908
   01/01/2010 to 12/31/2010...........    $ 9.29       $10.29     101,267,042
   01/01/2011 to 12/31/2011...........    $10.29       $ 9.82      83,369,592

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.36       $ 9.03       3,018,362
   01/01/2010 to 12/31/2010...........    $ 9.03       $10.09       4,112,813
   01/01/2011 to 12/31/2011...........    $10.09       $ 9.63       3,677,069
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.21       $ 8.57       3,975,651
   01/01/2010 to 12/31/2010...........    $ 8.57       $ 9.37       5,406,914
   01/01/2011 to 12/31/2011...........    $ 9.37       $ 9.00       4,727,624
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.00       $13.57         335,750
   01/01/2010 to 12/31/2010...........    $13.57       $17.07         391,589
   01/01/2011 to 12/31/2011...........    $17.07       $17.79         219,652
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.79       $ 8.82       3,992,101
   01/01/2010 to 12/31/2010...........    $ 8.82       $11.43       4,161,419
   01/01/2011 to 12/31/2011...........    $11.43       $ 9.71       3,304,315
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.07       $ 8.43       2,259,311
   01/01/2010 to 12/31/2010...........    $ 8.43       $ 9.33       2,753,772
   01/01/2011 to 12/31/2011...........    $ 9.33       $ 8.90       2,749,169
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.06       $ 8.66      25,641,694
   01/01/2010 to 12/31/2010...........    $ 8.66       $ 9.68      27,635,371
   01/01/2011 to 12/31/2011...........    $ 9.68       $ 9.32      23,184,216
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.67       $ 8.11      33,343,551
   01/01/2010 to 12/31/2010...........    $ 8.11       $ 9.43      36,130,309
   01/01/2011 to 12/31/2011...........    $ 9.43       $ 8.65      29,569,330
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.70       $ 8.05          70,669
   01/01/2010 to 12/31/2010...........    $ 8.05       $ 9.46         218,068
   01/01/2011 to 12/31/2011...........    $ 9.46       $ 8.78          99,905
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 3.61       $ 4.60       1,703,399
   01/01/2010 to 12/31/2010...........    $ 4.60       $ 4.96       1,214,669
   01/01/2011 to 12/31/2011...........    $ 4.96       $ 4.66         690,992

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.26       $ 8.74      14,472,445
   01/01/2010 to 12/31/2010...........    $ 8.74       $ 9.64      13,447,482
   01/01/2011 to 12/31/2011...........    $ 9.64       $ 8.90      11,688,804
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 3.49       $ 4.68       4,863,161
   01/01/2010 to 12/31/2010...........    $ 4.68       $ 5.48       5,034,524
   01/01/2011 to 12/31/2011...........    $ 5.48       $ 5.19       3,140,160
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $14.83       $18.99         152,310
   01/01/2010 to 12/31/2010...........    $18.99       $23.53         278,005
   01/01/2011 to 12/31/2011...........    $23.53       $23.30         145,006
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.50       $11.85         795,835
   01/01/2010 to 12/31/2010...........    $11.85       $13.15       1,105,972
   01/01/2011 to 12/31/2011...........    $13.15       $13.26         726,173
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.01       $ 8.54       2,955,116
   01/01/2010 to 12/31/2010...........    $ 8.54       $ 9.50       4,214,114
   01/01/2011 to 12/31/2011...........    $ 9.50       $ 9.23       4,056,199
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.69       $ 9.08       4,079,583
   01/01/2010 to 12/31/2010...........    $ 9.08       $ 9.91       4,803,274
   01/01/2011 to 12/31/2011...........    $ 9.91       $ 9.63       3,645,383
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $12.15       $15.87       5,162,536
   01/01/2010 to 12/31/2010...........    $15.87       $17.76       5,317,631
   01/01/2011 to 12/31/2011...........    $17.76       $15.12       4,477,136
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.76       $ 7.44       2,910,615
   01/01/2010 to 12/31/2010...........    $ 7.44       $ 8.08       2,881,182
   01/01/2011 to 12/31/2011...........    $ 8.08       $ 6.91       2,224,758
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.93       $11.86         315,474
   01/01/2010 to 12/31/2010...........    $11.86       $12.85         158,509
   01/01/2011 to 12/31/2011...........    $12.85       $14.13       1,389,924
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.57       $ 9.91      16,862,953
   01/01/2010 to 12/31/2010...........    $ 9.91       $10.39      14,390,403
   01/01/2011 to 12/31/2011...........    $10.39       $10.18      11,488,876

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28           2,718
   01/01/2010 to 12/31/2010...........    $10.28       $11.19          66,303
   01/01/2011 to 12/31/2011...........    $11.19       $11.01          59,147
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29           1,947
   01/01/2010 to 12/31/2010...........    $10.29       $11.44          69,387
   01/01/2011 to 12/31/2011...........    $11.44       $10.53         160,188
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.22       $ 8.34       1,395,597
   01/01/2010 to 12/31/2010...........    $ 8.34       $ 8.74       1,243,521
   01/01/2011 to 12/31/2011...........    $ 8.74       $ 7.76         828,367
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.90       $ 7.46       5,641,907
   01/01/2010 to 12/31/2010...........    $ 7.46       $ 8.25       5,357,208
   01/01/2011 to 12/31/2011...........    $ 8.25       $ 7.73       4,506,463
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.00       $13.23       2,831,230
   01/01/2010 to 12/31/2010...........    $13.23       $14.66       2,484,757
   01/01/2011 to 12/31/2011...........    $14.66       $15.79       2,014,193
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.24       $ 7.92      19,929,998
   01/01/2010 to 12/31/2010...........    $ 7.92       $ 9.28      19,072,610
   01/01/2011 to 12/31/2011...........    $ 9.28       $ 8.99      15,345,638
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.96       $11.88         567,835
   01/01/2010 to 12/31/2010...........    $11.88       $13.01         483,477
   01/01/2011 to 12/31/2011...........    $13.01       $12.32         303,934
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.26       $ 6.37       2,663,189
   01/01/2010 to 12/31/2010...........    $ 6.37       $ 7.02       2,436,368
   01/01/2011 to 12/31/2011...........    $ 7.02       $ 6.82       2,244,120
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.99       $10.58         511,219
   01/01/2010 to 12/31/2010...........    $10.58       $12.78       1,099,827
   01/01/2011 to 12/31/2011...........    $12.78       $12.06         585,815

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.47       $10.32       3,829,439
   01/01/2010 to 12/31/2010...........    $10.32       $10.09       3,509,980
   01/01/2011 to 12/31/2011...........    $10.09       $ 9.86       2,513,603
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.97       $14.84       2,033,956
   01/01/2010 to 12/31/2010...........    $14.84       $17.90       1,807,620
   01/01/2011 to 12/31/2011...........    $17.90       $17.07       1,391,570
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06           4,165
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.73       $ 7.09         649,456
   01/01/2010 to 12/31/2010...........    $ 7.09       $ 8.92         978,075
   01/01/2011 to 12/31/2011...........    $ 8.92       $ 8.87         702,733
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 4.71       $ 5.71         232,172
   01/01/2010 to 12/31/2010...........    $ 5.71       $ 6.71         304,468
   01/01/2011 to 04/29/2011...........    $ 6.71       $ 7.51               0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.16       $ 9.05         557,293
   01/01/2010 to 12/31/2010...........    $ 9.05       $10.81       1,043,494
   01/01/2011 to 12/31/2011...........    $10.81       $ 8.43         371,919
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $12.43       $13.02       7,445,388
   01/01/2010 to 12/31/2010...........    $13.02       $13.23       7,123,302
   01/01/2011 to 12/31/2011...........    $13.23       $13.22       5,625,465
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $13.86       $15.32      10,035,432
   01/01/2010 to 12/31/2010...........    $15.32       $16.13      11,515,430
   01/01/2011 to 12/31/2011...........    $16.13       $16.27       8,611,634
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.98       $10.39      39,603,313
   01/01/2010 to 12/31/2010...........    $10.39       $11.23      43,592,221
   01/01/2011 to 12/31/2011...........    $11.23       $11.09      40,512,789

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06         354,554
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.36       $ 6.80         393,269
   01/01/2010 to 12/31/2010...........    $ 6.80       $ 7.65         483,015
   01/01/2011 to 12/31/2011...........    $ 7.65       $ 7.74         442,995
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.86          29,403
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.14       $ 9.99       8,000,192
   01/01/2010 to 12/31/2010...........    $ 9.99       $10.92      13,274,208
   01/01/2011 to 12/31/2011...........    $10.92       $10.32       9,628,538
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.10       $14.55         668,952
   01/01/2010 to 12/31/2010...........    $14.55       $19.41         917,014
   01/01/2011 to 12/31/2011...........    $19.41       $18.79         589,865
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.79       $15.28       3,254,555
   01/01/2010 to 12/31/2010...........    $15.28       $18.82       3,434,943
   01/01/2011 to 12/31/2011...........    $18.82       $17.29       2,484,653
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.68       $11.69      11,957,974
   01/01/2010 to 12/31/2010...........    $11.69       $12.75      13,631,064
   01/01/2011 to 12/31/2011...........    $12.75       $12.71      12,152,747
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.35       $ 9.38       3,819,071
   01/01/2010 to 12/31/2010...........    $ 9.38       $10.38       3,742,939
   01/01/2011 to 12/31/2011...........    $10.38       $ 9.98       3,116,748
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $13.79       $15.27       2,184,589
   01/01/2010 to 12/31/2010...........    $15.27       $15.78       2,318,146
   01/01/2011 to 12/31/2011...........    $15.78       $16.06       1,633,647
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 4.86       $ 6.40       9,157,180
   01/01/2010 to 12/31/2010...........    $ 6.40       $ 7.24       8,869,616
   01/01/2011 to 12/31/2011...........    $ 7.24       $ 6.96       6,383,742

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $15.40       $20.54        479,835
   01/01/2010 to 12/31/2010...........    $20.54       $24.18        624,332
   01/01/2011 to 12/31/2011...........    $24.18       $20.11        353,699
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.76       $ 8.56      1,598,005
   01/01/2010 to 12/31/2010...........    $ 8.56       $ 9.60      1,997,421
   01/01/2011 to 12/31/2011...........    $ 9.60       $ 9.06      1,672,695
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.37       $10.08      3,504,626
   01/01/2010 to 12/31/2010...........    $10.08       $10.62      5,328,912
   01/01/2011 to 12/31/2011...........    $10.62       $11.01      3,326,989
EVERGREEN VA GROWTH FUND
   05/01/2009 to 12/31/2009...........    $ 8.40       $10.55         18,055
   01/01/2010 to 07/16/2010...........    $10.55       $10.30              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009...........    $ 9.74       $12.33         94,271
   01/01/2010 to 07/16/2010...........    $12.33       $11.68              0
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009...........    $ 8.35       $10.83         50,099
   01/01/2010 to 07/16/2010...........    $10.83       $10.09              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.83       $ 7.66         69,420
   01/01/2010 to 12/31/2010...........    $ 7.66       $ 8.90         69,413
   01/01/2011 to 12/31/2011...........    $ 8.90       $ 7.75         21,359
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........    $ 6.61       $ 8.41      4,989,742
   01/01/2010 to 12/31/2010...........    $ 8.41       $ 9.06      8,310,248
   01/01/2011 to 12/31/2011...........    $ 9.06       $ 8.71      5,866,214
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.21       $14.69         91,281
   01/01/2010 to 12/31/2010...........    $14.69       $15.76         65,815
   01/01/2011 to 12/31/2011...........    $15.76       $14.25         31,729
INVESCO V.I. CAPITAL DEVELOPMENT FUND
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.14         17,087

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. DIVIDEND GROWTH FUND
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.08        26,832
INVESCO V.I. DYNAMICS FUND
   05/01/2009 to 12/31/2009...........    $ 8.49       $11.11        78,524
   01/01/2010 to 12/31/2010...........    $11.11       $13.44       116,965
   01/01/2011 to 04/29/2011...........    $13.44       $14.94             0
INVESCO V.I. FINANCIAL SERVICES FUND
   05/01/2009 to 12/31/2009...........    $ 3.52       $ 4.92       237,725
   01/01/2010 to 12/31/2010...........    $ 4.92       $ 5.30       153,812
   01/01/2011 to 04/29/2011...........    $ 5.30       $ 5.58             0
INVESCO V.I. GLOBAL HEALTH CARE FUND
   05/01/2009 to 12/31/2009...........    $ 9.23       $11.81        37,731
   01/01/2010 to 12/31/2010...........    $11.81       $12.16        40,741
   01/01/2011 to 12/31/2011...........    $12.16       $12.36        13,976
INVESCO V.I. TECHNOLOGY FUND
   05/01/2009 to 12/31/2009...........    $ 7.20       $ 9.54             0
   01/01/2010 to 12/31/2010...........    $ 9.54       $11.31             0
   01/01/2011 to 12/31/2011...........    $11.31       $10.50             0
NASDAQ TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.86       $ 6.80             0
   01/01/2010 to 12/31/2010...........    $ 6.80       $ 8.67             0
   01/01/2011 to 12/31/2011...........    $ 8.67       $ 8.58             0
NVIT DEVELOPING MARKETS FUND
   05/01/2009 to 12/31/2009...........    $13.79       $19.75       409,771
   01/01/2010 to 12/31/2010...........    $19.75       $22.42       289,917
   01/01/2011 to 12/31/2011...........    $22.42       $17.00        78,098
PROFUND VP ASIA 30
   05/01/2009 to 12/31/2009...........    $12.30       $16.87        26,367
   01/01/2010 to 12/31/2010...........    $16.87       $18.78        15,895
   01/01/2011 to 12/31/2011...........    $18.78       $13.40         5,569
PROFUND VP BANKS
   05/01/2009 to 12/31/2009...........    $ 3.44       $ 4.40        87,174
   01/01/2010 to 12/31/2010...........    $ 4.40       $ 4.66        21,120
   01/01/2011 to 12/31/2011...........    $ 4.66       $ 3.34         3,321
PROFUND VP BASIC MATERIALS
   05/01/2009 to 12/31/2009...........    $ 9.62       $13.53       287,243
   01/01/2010 to 12/31/2010...........    $13.53       $17.16       190,747
   01/01/2011 to 12/31/2011...........    $17.16       $14.06        34,489

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BEAR
   05/01/2009 to 12/31/2009...........    $ 9.15       $ 6.74       216,649
   01/01/2010 to 12/31/2010...........    $ 6.74       $ 5.41       141,359
   01/01/2011 to 12/31/2011...........    $ 5.41       $ 4.82        78,440
PROFUND VP BULL
   05/01/2009 to 12/31/2009...........    $ 7.48       $ 9.41       193,188
   01/01/2010 to 12/31/2010...........    $ 9.41       $10.35        67,388
   01/01/2011 to 12/31/2011...........    $10.35       $10.12        23,593
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.74       $10.94        97,910
   01/01/2010 to 12/31/2010...........    $10.94       $12.55       143,721
   01/01/2011 to 12/31/2011...........    $12.55       $13.12        72,497
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........    $ 6.79       $ 8.39        39,285
   01/01/2010 to 12/31/2010...........    $ 8.39       $ 9.96        84,984
   01/01/2011 to 12/31/2011...........    $ 9.96       $10.27        24,259
PROFUND VP EUROPE 30
   05/01/2009 to 12/31/2009...........    $ 8.89       $11.92        56,609
   01/01/2010 to 12/31/2010...........    $11.92       $11.96        25,208
   01/01/2011 to 12/31/2011...........    $11.96       $10.65         6,306
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........    $ 4.31       $ 5.64        70,455
   01/01/2010 to 12/31/2010...........    $ 5.64       $ 6.12        79,596
   01/01/2011 to 12/31/2011...........    $ 6.12       $ 5.15        22,265
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........    $ 7.99       $10.23        83,436
   01/01/2010 to 12/31/2010...........    $10.23       $10.29        47,773
   01/01/2011 to 12/31/2011...........    $10.29       $11.07        25,824
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........    $ 8.06       $10.17        28,892
   01/01/2010 to 12/31/2010...........    $10.17       $12.31        39,786
   01/01/2011 to 12/31/2011...........    $12.31       $11.82        44,914
PROFUND VP JAPAN
   05/01/2009 to 12/31/2009...........    $ 7.68       $ 8.53         9,402
   01/01/2010 to 12/31/2010...........    $ 8.53       $ 7.79         9,430
   01/01/2011 to 12/31/2011...........    $ 7.79       $ 6.21         3,365

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 7.27       $ 9.11       462,335
   01/01/2010 to 12/31/2010...........    $ 9.11       $10.08        42,967
   01/01/2011 to 12/31/2011...........    $10.08       $10.16        70,694
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 6.37       $ 8.05       538,603
   01/01/2010 to 12/31/2010...........    $ 8.05       $ 8.89        14,106
   01/01/2011 to 12/31/2011...........    $ 8.89       $ 8.57        45,629
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 8.58       $10.85        35,155
   01/01/2010 to 12/31/2010...........    $10.85       $13.63       363,968
   01/01/2011 to 12/31/2011...........    $13.63       $12.93        14,890
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 8.71       $11.20       107,295
   01/01/2010 to 12/31/2010...........    $11.20       $13.19        58,649
   01/01/2011 to 12/31/2011...........    $13.19       $12.39       105,563
PROFUND VP NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 8.13       $10.58        76,174
   01/01/2010 to 12/31/2010...........    $10.58       $12.23        37,417
   01/01/2011 to 12/31/2011...........    $12.23       $12.13        12,206
PROFUND VP OIL & GAS
   05/01/2009 to 12/31/2009...........    $16.26       $18.82        88,952
   01/01/2010 to 12/31/2010...........    $18.82       $21.66        66,859
   01/01/2011 to 12/31/2011...........    $21.66       $21.65        38,693
PROFUND VP PHARMACEUTICALS
   05/01/2009 to 12/31/2009...........    $ 6.71       $ 8.75        53,535
   01/01/2010 to 12/31/2010...........    $ 8.75       $ 8.59         5,412
   01/01/2011 to 12/31/2011...........    $ 8.59       $ 9.75         7,787
PROFUND VP PRECIOUS METALS
   05/01/2009 to 12/31/2009...........    $10.35       $14.13       113,280
   01/01/2010 to 12/31/2010...........    $14.13       $18.36       125,495
   01/01/2011 to 12/31/2011...........    $18.36       $14.50        69,676
ProFund VP Real Estate
   05/01/2009 to 12/31/2009...........    $ 6.83       $ 9.96        43,586
   01/01/2010 to 12/31/2010...........    $ 9.96       $12.14        37,888
   01/01/2011 to 12/31/2011...........    $12.14       $12.43        11,950

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP RISING RATES OPPORTUNITY
   05/01/2009 to 12/31/2009...........    $ 5.78       $ 5.85       152,859
   01/01/2010 to 12/31/2010...........    $ 5.85       $ 4.80       209,469
   01/01/2011 to 12/31/2011...........    $ 4.80       $ 2.93        80,708
PROFUND VP SHORT NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 8.01       $ 5.69        96,881
   01/01/2010 to 12/31/2010...........    $ 5.69       $ 4.38        68,859
   01/01/2011 to 12/31/2011...........    $ 4.38       $ 3.84        40,986
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 8.79       $11.04        58,108
   01/01/2010 to 12/31/2010...........    $11.04       $13.57        74,041
   01/01/2011 to 12/31/2011...........    $13.57       $13.43        18,342
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 8.50       $10.57        32,653
   01/01/2010 to 12/31/2010...........    $10.57       $12.62        91,202
   01/01/2011 to 12/31/2011...........    $12.62       $11.83        20,580
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........    $ 9.87       $10.70        12,742
   01/01/2010 to 12/31/2010...........    $10.70       $12.10        41,695
   01/01/2011 to 12/31/2011...........    $12.10       $12.05         8,234
PROFUND VP U.S. GOVERNMENT PLUS
   05/01/2009 to 12/31/2009...........    $12.39       $11.14        54,783
   01/01/2010 to 12/31/2010...........    $11.14       $11.99        15,725
   01/01/2011 to 12/31/2011...........    $11.99       $16.82        15,972
PROFUND VP ULTRAMID-CAP
   05/01/2009 to 12/31/2009...........    $ 5.72       $ 9.21       112,783
   01/01/2010 to 12/31/2010...........    $ 9.21       $13.48        90,655
   01/01/2011 to 12/31/2011...........    $13.48       $11.38        14,829
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........    $11.18       $13.37        47,094
   01/01/2010 to 12/31/2010...........    $13.37       $13.85        34,825
   01/01/2011 to 12/31/2011...........    $13.85       $15.91        23,874
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.17       $10.78        17,242
   01/01/2010 to 12/31/2010...........    $10.78       $12.02         9,331
   01/01/2011 to 12/31/2011...........    $12.02       $ 9.99         9,860
S&P TARGET 24 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.29       $ 8.75        92,477
   01/01/2010 to 12/31/2010...........    $ 8.75       $10.20        49,338
   01/01/2011 to 12/31/2011...........    $10.20       $10.82        44,122

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
TARGET MANAGED VIP PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.68       $ 8.22        48,802
   01/01/2010 to 12/31/2010...........    $ 8.22       $ 9.57        44,114
   01/01/2011 to 12/31/2011...........    $ 9.57       $ 9.19        26,089
THE DOW DART 10 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.09       $ 9.28        16,927
   01/01/2010 to 12/31/2010...........    $ 9.28       $10.59         9,413
   01/01/2011 to 12/31/2011...........    $10.59       $11.16         9,090
THE DOW TARGET DIVIDEND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.28       $ 7.19        49,600
   01/01/2010 to 12/31/2010...........    $ 7.19       $ 8.19        44,803
   01/01/2011 to 12/31/2011...........    $ 8.19       $ 8.49        39,705
VALUE LINE TARGET 25 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 4.35       $ 4.75             0
   01/01/2010 to 12/31/2010...........    $ 4.75       $ 6.05             0
   01/01/2011 to 12/31/2011...........    $ 6.05       $ 4.46             0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   05/01/2009 to 12/31/2009...........    $11.62       $14.12        21,554
   01/01/2010 to 07/16/2010...........    $14.12       $13.53             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.69       $14.10        42,309
   01/01/2011 to 12/31/2011...........    $14.10       $12.02        16,879
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $13.53       $15.71        29,303
   01/01/2011 to 12/31/2011...........    $15.71       $15.03        22,273
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $10.09       $12.69        26,995
   01/01/2011 to 12/31/2011...........    $12.69       $11.74        37,288
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.21        10,504
   01/01/2011 to 12/31/2011...........    $12.21       $11.42         8,312

* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: WITH LT5, HAV & EBP OR WITH ANY COMBO 5% OR HDV & LT5 OR GMWB, HDV AND EPB OR HD GRO 60 BPS AND COMBO DB OR HD GRO 60 BPS, EBP AND HAV OR GRO PLUS 2008 60 BPS AND COMBO DB OR GRO PLUS 2008 60 BPS, EBP AND
                                  HAV (2.35%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.51              0
   01/01/2006 to 12/31/2006...........    $10.51       $11.25              0
   01/01/2007 to 12/31/2007...........    $11.25       $11.55              0
   01/01/2008 to 12/31/2008...........    $11.55       $10.76              0
   01/01/2009 to 12/31/2009...........    $10.76       $12.28              0
   01/01/2010 to 12/31/2010...........    $12.28       $13.96              0
   01/01/2011 to 12/31/2011...........    $13.96       $14.00              0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         57,674
   01/01/2006 to 12/31/2006...........    $10.01       $10.93      1,244,790
   01/01/2007 to 12/31/2007...........    $10.93       $11.65      1,924,504
   01/01/2008 to 12/31/2008...........    $11.65       $ 7.76      1,833,767
   01/01/2009 to 12/31/2009...........    $ 7.76       $ 9.42      1,754,353
   01/01/2010 to 12/31/2010...........    $ 9.42       $10.30      1,672,915
   01/01/2011 to 12/31/2011...........    $10.30       $ 9.79      1,419,829
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.60        405,863
   01/01/2007 to 12/31/2007...........    $10.60       $11.33        693,931
   01/01/2008 to 12/31/2008...........    $11.33       $ 7.77        880,210
   01/01/2009 to 12/31/2009...........    $ 7.77       $ 9.57        852,274
   01/01/2010 to 12/31/2010...........    $ 9.57       $10.63        817,418
   01/01/2011 to 12/31/2011...........    $10.63       $10.39        737,837
AST ALGER ALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/02/2005...........    $10.09       $11.65              0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   03/14/2005 to 12/02/2005...........    $10.05       $11.26              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.07       $10.27              0
   01/01/2006 to 12/31/2006...........    $10.27       $11.72              0
   01/01/2007 to 12/31/2007...........    $11.72       $11.43              0
   01/01/2008 to 12/31/2008...........    $11.43       $ 7.29         47,683
   01/01/2009 to 12/31/2009...........    $ 7.29       $ 8.38         63,043
   01/01/2010 to 12/31/2010...........    $ 8.38       $ 9.31         59,677
   01/01/2011 to 12/31/2011...........    $ 9.31       $ 9.42         99,301
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02          6,697
   01/01/2006 to 12/31/2006...........    $10.02       $10.82        229,058
   01/01/2007 to 12/31/2007...........    $10.82       $11.52        598,031
   01/01/2008 to 12/31/2008...........    $11.52       $ 8.02      1,031,078
   01/01/2009 to 12/31/2009...........    $ 8.02       $ 9.66      1,211,155
   01/01/2010 to 12/31/2010...........    $ 9.66       $10.59      1,128,800
   01/01/2011 to 12/31/2011...........    $10.59       $10.22      1,006,466
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.12          2,376
AST BLACKROCK VALUE PORTFOLIO FORMERLY, AST VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.65          1,248
   01/01/2006 to 12/31/2006...........    $10.65       $12.66             44
   01/01/2007 to 12/31/2007...........    $12.66       $12.51             72
   01/01/2008 to 12/31/2008...........    $12.51       $ 7.66         24,873
   01/01/2009 to 12/31/2009...........    $ 7.66       $ 8.84         68,646
   01/01/2010 to 12/31/2010...........    $ 8.84       $ 9.71         68,766
   01/01/2011 to 12/31/2011...........    $ 9.71       $ 9.44         57,567
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.24         73,879
   01/01/2009 to 12/31/2009...........    $11.24       $10.93         83,848
   01/01/2010 to 12/31/2010...........    $10.93       $11.68         44,503
   01/01/2011 to 12/31/2011...........    $11.68       $12.13         33,197
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.33         15,146
   01/01/2010 to 12/31/2010...........    $ 9.33       $10.07         33,608
   01/01/2011 to 12/31/2011...........    $10.07       $10.78        136,596
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.70        248,740
   01/01/2011 to 12/31/2011...........    $10.70       $11.64        394,728

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   06/30/2008* to 12/31/2008..........    $10.06       $12.49        103,181
   01/01/2009 to 12/31/2009...........    $12.49       $11.46         98,995
   01/01/2010 to 12/31/2010...........    $11.46       $12.44         67,820
   01/01/2011 to 12/31/2011...........    $12.44       $13.80        332,554
AST BOND PORTFOLIO 2019
   06/30/2008* to 12/31/2008..........    $10.08       $12.56         11,666
   01/01/2009 to 12/31/2009...........    $12.56       $11.32         33,306
   01/01/2010 to 12/31/2010...........    $11.32       $12.31         40,947
   01/01/2011 to 12/31/2011...........    $12.31       $13.95          4,588
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.74         12,609
   01/01/2010 to 12/31/2010...........    $ 8.74       $ 9.55        159,883
   01/01/2011 to 12/31/2011...........    $ 9.55       $11.06         17,114
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.95        167,616
   01/01/2011 to 12/31/2011...........    $10.95       $12.86        544,749
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.95        210,502
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00         99,321
   01/01/2006 to 12/31/2006...........    $10.00       $11.10      2,050,916
   01/01/2007 to 12/31/2007...........    $11.10       $11.90      3,470,169
   01/01/2008 to 12/31/2008...........    $11.90       $ 7.56      3,585,836
   01/01/2009 to 12/31/2009...........    $ 7.56       $ 9.25      3,615,050
   01/01/2010 to 12/31/2010...........    $ 9.25       $10.24      3,318,055
   01/01/2011 to 12/31/2011...........    $10.24       $ 9.76      2,982,427
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50         17,549
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.27        160,095
   01/01/2009 to 12/31/2009...........    $ 7.27       $ 9.01        161,441
   01/01/2010 to 12/31/2010...........    $ 9.01       $10.06        136,622
   01/01/2011 to 12/31/2011...........    $10.06       $ 9.59        132,147
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03          3,494
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.10        292,038
   01/01/2009 to 12/31/2009...........    $ 7.10       $ 8.55        304,774
   01/01/2010 to 12/31/2010...........    $ 8.55       $ 9.34        306,375
   01/01/2011 to 12/31/2011...........    $ 9.34       $ 8.96        274,553

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.15       $11.95            299
   01/01/2006 to 12/31/2006...........    $11.95       $15.95            238
   01/01/2007 to 12/31/2007...........    $15.95       $12.47            116
   01/01/2008 to 12/31/2008...........    $12.47       $ 7.91          4,834
   01/01/2009 to 12/31/2009...........    $ 7.91       $10.19         34,036
   01/01/2010 to 12/31/2010...........    $10.19       $12.80         53,001
   01/01/2011 to 12/31/2011...........    $12.80       $13.33         32,781
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $ 9.96            267
   01/01/2006 to 12/31/2006...........    $ 9.96       $11.67              9
   01/01/2007 to 12/31/2007...........    $11.67       $ 9.37             19
   01/01/2008 to 07/18/2008...........    $ 9.37       $ 8.55              0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.89        135,004
   01/01/2006 to 12/31/2006...........    $10.89       $12.01        134,200
   01/01/2007 to 12/31/2007...........    $12.01       $13.04        133,379
   01/01/2008 to 12/31/2008...........    $13.04       $ 7.12        154,292
   01/01/2009 to 12/31/2009...........    $ 7.12       $ 9.22        197,564
   01/01/2010 to 12/31/2010...........    $ 9.22       $11.94        163,532
   01/01/2011 to 12/31/2011...........    $11.94       $10.13        139,273
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99              0
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 7.10         89,811
   01/01/2009 to 12/31/2009...........    $ 7.10       $ 8.41        150,174
   01/01/2010 to 12/31/2010...........    $ 8.41       $ 9.30        129,207
   01/01/2011 to 12/31/2011...........    $ 9.30       $ 8.86        142,126
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.52        258,833
   01/01/2007 to 12/31/2007...........    $10.52       $11.15        706,688
   01/01/2008 to 12/31/2008...........    $11.15       $ 7.13        890,164
   01/01/2009 to 12/31/2009...........    $ 7.13       $ 8.63        934,690
   01/01/2010 to 12/31/2010...........    $ 8.63       $ 9.64      1,031,352
   01/01/2011 to 12/31/2011...........    $ 9.64       $ 9.27        842,510
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.42        307,782
   01/01/2007 to 12/31/2007...........    $10.42       $11.34        640,273
   01/01/2008 to 12/31/2008...........    $11.34       $ 6.56      1,096,570
   01/01/2009 to 12/31/2009...........    $ 6.56       $ 8.08      1,121,580
   01/01/2010 to 12/31/2010...........    $ 8.08       $ 9.39      1,077,393
   01/01/2011 to 12/31/2011...........    $ 9.39       $ 8.60        993,440

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.45        51,945
   01/01/2009 to 11/13/2009...........    $ 7.45       $ 8.28             0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.17       $ 6.09         2,366
   01/01/2009 to 12/31/2009...........    $ 6.09       $ 8.04         5,772
   01/01/2010 to 12/31/2010...........    $ 8.04       $ 9.44         2,531
   01/01/2011 to 12/31/2011...........    $ 9.44       $ 8.75         1,500
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.70             0
   01/01/2006 to 12/31/2006...........    $10.70       $11.49             0
   01/01/2007 to 12/31/2007...........    $11.49       $12.79             0
   01/01/2008 to 12/31/2008...........    $12.79       $ 7.46           712
   01/01/2009 to 12/31/2009...........    $ 7.46       $10.88        22,990
   01/01/2010 to 12/31/2010...........    $10.88       $11.72        24,412
   01/01/2011 to 12/31/2011...........    $11.72       $10.99        11,358
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.21       680,625
   01/01/2006 to 12/31/2006...........    $10.21       $11.69       520,423
   01/01/2007 to 12/31/2007...........    $11.69       $12.00       479,202
   01/01/2008 to 12/31/2008...........    $12.00       $ 6.95       503,014
   01/01/2009 to 12/31/2009...........    $ 6.95       $ 8.09       501,327
   01/01/2010 to 12/31/2010...........    $ 8.09       $ 8.91       482,472
   01/01/2011 to 12/31/2011...........    $ 8.91       $ 8.22       480,887
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.52        95,802
   01/01/2006 to 12/31/2006...........    $10.52       $10.91        79,000
   01/01/2007 to 12/31/2007...........    $10.91       $12.72        65,250
   01/01/2008 to 12/31/2008...........    $12.72       $ 7.35        85,001
   01/01/2009 to 12/31/2009...........    $ 7.35       $11.28        87,967
   01/01/2010 to 12/31/2010...........    $11.28       $13.20        73,569
   01/01/2011 to 12/31/2011...........    $13.20       $12.50        89,324
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009* to 12/31/2009..........    $ 7.72       $ 9.88        23,261
   01/01/2010 to 12/31/2010...........    $ 9.88       $12.23        24,445
   01/01/2011 to 12/31/2011...........    $12.23       $12.09        13,508
AST HIGH YIELD PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.98       $ 9.80           534
   01/01/2006 to 12/31/2006...........    $ 9.80       $10.56             0
   01/01/2007 to 12/31/2007...........    $10.56       $10.57             0
   01/01/2008 to 12/31/2008...........    $10.57       $ 7.68         1,250
   01/01/2009 to 12/31/2009...........    $ 7.68       $10.17        16,064
   01/01/2010 to 12/31/2010...........    $10.17       $11.27        20,234
   01/01/2011 to 12/31/2011...........    $11.27       $11.36        26,419

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18         1,092
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.89       201,458
   01/01/2009 to 12/31/2009...........    $ 6.89       $ 8.52       310,338
   01/01/2010 to 12/31/2010...........    $ 8.52       $ 9.47       215,186
   01/01/2011 to 12/31/2011...........    $ 9.47       $ 9.20       216,936
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16             0
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.52       201,633
   01/01/2009 to 12/31/2009...........    $ 7.52       $ 9.06       203,565
   01/01/2010 to 12/31/2010...........    $ 9.06       $ 9.87       234,528
   01/01/2011 to 12/31/2011...........    $ 9.87       $ 9.59       213,063
AST INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.92       $11.22       340,493
   01/01/2006 to 12/31/2006...........    $11.22       $13.26       305,383
   01/01/2007 to 12/31/2007...........    $13.26       $15.41       287,590
   01/01/2008 to 12/31/2008...........    $15.41       $ 7.49       339,291
   01/01/2009 to 12/31/2009...........    $ 7.49       $ 9.89       353,756
   01/01/2010 to 12/31/2010...........    $ 9.89       $11.06       357,084
   01/01/2011 to 12/31/2011...........    $11.06       $ 9.40       301,408
AST INTERNATIONAL VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.92       $10.64        10,895
   01/01/2006 to 12/31/2006...........    $10.64       $13.25        60,981
   01/01/2007 to 12/31/2007...........    $13.25       $15.24        92,123
   01/01/2008 to 12/31/2008...........    $15.24       $ 8.33       113,927
   01/01/2009 to 12/31/2009...........    $ 8.33       $10.62       102,503
   01/01/2010 to 12/31/2010...........    $10.62       $11.52       105,211
   01/01/2011 to 12/31/2011...........    $11.52       $ 9.84        92,403
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008..........    $10.01       $10.90             0
   01/01/2009 to 12/31/2009...........    $10.90       $11.85             0
   01/01/2010 to 12/31/2010...........    $11.85       $12.82             0
   01/01/2011 to 12/31/2011...........    $12.82       $14.08             0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.01       $10.56             0
   01/01/2006 to 12/31/2006...........    $10.56       $11.46             0
   01/01/2007 to 12/31/2007...........    $11.46       $11.41       106,946
   01/01/2008 to 12/31/2008...........    $11.41       $ 9.18       674,284
   01/01/2009 to 12/31/2009...........    $ 9.18       $10.94       632,178
   01/01/2010 to 12/31/2010...........    $10.94       $11.46       472,961
   01/01/2011 to 12/31/2011...........    $11.46       $11.22       404,110

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28             0
   01/01/2010 to 12/31/2010...........    $10.28       $11.18             0
   01/01/2011 to 12/31/2011...........    $11.18       $10.99             0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29             0
   01/01/2010 to 12/31/2010...........    $10.29       $11.43             0
   01/01/2011 to 12/31/2011...........    $11.43       $10.50             0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.91       $10.59        26,788
   01/01/2006 to 12/31/2006...........    $10.59       $12.70        19,202
   01/01/2007 to 12/31/2007...........    $12.70       $13.57        19,648
   01/01/2008 to 12/31/2008...........    $13.57       $ 7.77        25,699
   01/01/2009 to 12/31/2009...........    $ 7.77       $10.31        60,112
   01/01/2010 to 12/31/2010...........    $10.31       $10.79        47,801
   01/01/2011 to 12/31/2011...........    $10.79       $ 9.57        37,010
AST LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.49        30,311
   01/01/2006 to 12/31/2006...........    $10.49       $12.14       155,224
   01/01/2007 to 12/31/2007...........    $12.14       $11.50       243,178
   01/01/2008 to 12/31/2008...........    $11.50       $ 6.57       282,100
   01/01/2009 to 12/31/2009...........    $ 6.57       $ 7.66       252,500
   01/01/2010 to 12/31/2010...........    $ 7.66       $ 8.47       236,519
   01/01/2011 to 12/31/2011...........    $ 8.47       $ 7.92       185,189
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.89       155,929
   01/01/2006 to 12/31/2006...........    $ 9.89       $10.61       130,934
   01/01/2007 to 12/31/2007...........    $10.61       $10.99       121,805
   01/01/2008 to 12/31/2008...........    $10.99       $ 8.23       100,064
   01/01/2009 to 12/31/2009...........    $ 8.23       $10.82       108,323
   01/01/2010 to 12/31/2010...........    $10.82       $11.98        81,584
   01/01/2011 to 12/31/2011...........    $11.98       $12.89        69,208
AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.13       $10.84       634,880
   01/01/2006 to 12/31/2006...........    $10.84       $11.35       696,142
   01/01/2007 to 12/31/2007...........    $11.35       $12.74       701,870
   01/01/2008 to 12/31/2008...........    $12.74       $ 7.01       731,541
   01/01/2009 to 12/31/2009...........    $ 7.01       $ 8.88       718,290
   01/01/2010 to 12/31/2010...........    $ 8.88       $10.39       655,807
   01/01/2011 to 12/31/2011...........    $10.39       $10.05       540,071

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.97       $10.42             0
   01/01/2006 to 12/31/2006...........    $10.42       $12.64             0
   01/01/2007 to 12/31/2007...........    $12.64       $13.51             0
   01/01/2008 to 12/31/2008...........    $13.51       $ 8.71         2,321
   01/01/2009 to 12/31/2009...........    $ 8.71       $11.18        28,260
   01/01/2010 to 12/31/2010...........    $11.18       $12.23        28,879
   01/01/2011 to 12/31/2011...........    $12.23       $11.57        12,176
AST MFS GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.70        70,394
   01/01/2006 to 12/31/2006...........    $10.70       $11.45        33,850
   01/01/2007 to 12/31/2007...........    $11.45       $12.87        34,287
   01/01/2008 to 12/31/2008...........    $12.87       $ 8.01        80,355
   01/01/2009 to 12/31/2009...........    $ 8.01       $ 9.72        92,638
   01/01/2010 to 12/31/2010...........    $ 9.72       $10.70        86,969
   01/01/2011 to 12/31/2011...........    $10.70       $10.39       111,179
AST MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.06       $10.29             0
   01/01/2006 to 12/31/2006...........    $10.29       $11.48             0
   01/01/2007 to 12/31/2007...........    $11.48       $11.52         2,206
   01/01/2008 to 12/31/2008...........    $11.52       $ 6.96        30,027
   01/01/2009 to 12/31/2009...........    $ 6.96       $ 9.44         8,975
   01/01/2010 to 12/31/2010...........    $ 9.44       $11.39        27,296
   01/01/2011 to 12/31/2011...........    $11.39       $10.74        31,753
AST MONEY MARKET PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.04        15,235
   01/01/2006 to 12/31/2006...........    $10.04       $10.26        12,744
   01/01/2007 to 12/31/2007...........    $10.26       $10.50        14,062
   01/01/2008 to 12/31/2008...........    $10.50       $10.52       143,022
   01/01/2009 to 12/31/2009...........    $10.52       $10.29       270,651
   01/01/2010 to 12/31/2010...........    $10.29       $10.05       118,303
   01/01/2011 to 12/31/2011...........    $10.05       $ 9.82       123,498
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $10.82       130,467
   01/01/2006 to 12/31/2006...........    $10.82       $11.70       106,011
   01/01/2007 to 12/31/2007...........    $11.70       $11.79        97,058
   01/01/2008 to 12/31/2008...........    $11.79       $ 6.65        99,662
   01/01/2009 to 12/31/2009...........    $ 6.65       $ 9.13       101,178
   01/01/2010 to 12/31/2010...........    $ 9.13       $11.00       113,459
   01/01/2011 to 12/31/2011...........    $11.00       $10.48        78,585

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06             0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $11.27             4
   01/01/2006 to 12/31/2006...........    $11.27       $12.55             9
   01/01/2007 to 12/31/2007...........    $12.55       $14.98         1,712
   01/01/2008 to 12/31/2008...........    $14.98       $ 8.31         6,554
   01/01/2009 to 12/31/2009...........    $ 8.31       $10.53         5,504
   01/01/2010 to 12/31/2010...........    $10.53       $13.23         5,881
   01/01/2011 to 12/31/2011...........    $13.23       $13.14         3,809
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.01       $10.25             0
   01/01/2006 to 12/31/2006...........    $10.25       $10.79             0
   01/01/2007 to 12/31/2007...........    $10.79       $12.50             0
   01/01/2008 to 12/31/2008...........    $12.50       $ 7.02         3,031
   01/01/2009 to 12/31/2009...........    $ 7.02       $ 8.40         3,187
   01/01/2010 to 12/31/2010...........    $ 8.40       $ 9.86         2,350
   01/01/2011 to 04/29/2011...........    $ 9.86       $11.03             0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.56           671
   01/01/2009 to 12/31/2009...........    $ 5.56       $ 9.03        12,436
   01/01/2010 to 12/31/2010...........    $ 9.03       $10.79         7,064
   01/01/2011 to 12/31/2011...........    $10.79       $ 8.40         8,761
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.00       378,837
   01/01/2006 to 12/31/2006...........    $10.00       $10.14       375,167
   01/01/2007 to 12/31/2007...........    $10.14       $10.57       383,738
   01/01/2008 to 12/31/2008...........    $10.57       $10.44       243,437
   01/01/2009 to 12/31/2009...........    $10.44       $11.23       281,736
   01/01/2010 to 12/31/2010...........    $11.23       $11.40       231,038
   01/01/2011 to 12/31/2011...........    $11.40       $11.38       206,551
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.99       $10.09       117,823
   01/01/2006 to 12/31/2006...........    $10.09       $10.22       325,377
   01/01/2007 to 12/31/2007...........    $10.22       $10.81       465,140
   01/01/2008 to 12/31/2008...........    $10.81       $10.32       363,898
   01/01/2009 to 12/31/2009...........    $10.32       $11.74       584,525
   01/01/2010 to 12/31/2010...........    $11.74       $12.35       573,212
   01/01/2011 to 12/31/2011...........    $12.35       $12.44       605,075

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03         10,411
   01/01/2006 to 12/31/2006...........    $10.03       $10.58         58,640
   01/01/2007 to 12/31/2007...........    $10.58       $11.23        325,406
   01/01/2008 to 12/31/2008...........    $11.23       $ 8.83      1,873,756
   01/01/2009 to 12/31/2009...........    $ 8.83       $10.35      1,676,258
   01/01/2010 to 12/31/2010...........    $10.35       $11.17      1,322,949
   01/01/2011 to 12/31/2011...........    $11.17       $11.02      1,558,108
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06              0
AST QMA US EQUITY ALPHA PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.34              0
   01/01/2006 to 12/31/2006...........    $10.34       $11.37              0
   01/01/2007 to 12/31/2007...........    $11.37       $11.33              0
   01/01/2008 to 12/31/2008...........    $11.33       $ 6.78          1,891
   01/01/2009 to 12/31/2009...........    $ 6.78       $ 8.07          2,318
   01/01/2010 to 12/31/2010...........    $ 8.07       $ 9.06            987
   01/01/2011 to 12/31/2011...........    $ 9.06       $ 9.16          1,125
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.86            315
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.26              0
   01/01/2006 to 12/31/2006...........    $10.26       $10.98              0
   01/01/2007 to 12/31/2007...........    $10.98       $11.68         40,432
   01/01/2008 to 12/31/2008...........    $11.68       $ 7.96        115,822
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 9.91        195,040
   01/01/2010 to 12/31/2010...........    $ 9.91       $10.82        249,476
   01/01/2011 to 12/31/2011...........    $10.82       $10.21        243,804
AST SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.37          5,846
   01/01/2006 to 12/31/2006...........    $10.37       $11.40         33,120
   01/01/2007 to 12/31/2007...........    $11.40       $11.93         48,539
   01/01/2008 to 12/31/2008...........    $11.93       $ 7.57         46,585
   01/01/2009 to 12/31/2009...........    $ 7.57       $ 9.90         53,476
   01/01/2010 to 12/31/2010...........    $ 9.90       $13.19         74,209
   01/01/2011 to 12/31/2011...........    $13.19       $12.75         34,677
AST SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.58        171,918
   01/01/2006 to 12/31/2006...........    $10.58       $12.41        168,954
   01/01/2007 to 12/31/2007...........    $12.41       $11.43        202,870
   01/01/2008 to 12/31/2008...........    $11.43       $ 7.85        198,079
   01/01/2009 to 12/31/2009...........    $ 7.85       $ 9.73        220,227
   01/01/2010 to 12/31/2010...........    $ 9.73       $11.97        205,882
   01/01/2011 to 12/31/2011...........    $11.97       $10.99        170,842

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.29             0
   01/01/2006 to 12/31/2006...........    $10.29       $11.31        31,494
   01/01/2007 to 12/31/2007...........    $11.31       $11.74       396,106
   01/01/2008 to 12/31/2008...........    $11.74       $ 8.49       583,600
   01/01/2009 to 12/31/2009...........    $ 8.49       $10.29       600,621
   01/01/2010 to 12/31/2010...........    $10.29       $11.21       620,443
   01/01/2011 to 12/31/2011...........    $11.21       $11.16       591,181
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.25        29,384
   01/01/2006 to 12/31/2006...........    $10.25       $12.15       153,684
   01/01/2007 to 12/31/2007...........    $12.15       $11.44       239,086
   01/01/2008 to 12/31/2008...........    $11.44       $ 6.49       263,166
   01/01/2009 to 12/31/2009...........    $ 6.49       $ 7.85       240,344
   01/01/2010 to 12/31/2010...........    $ 7.85       $ 8.68       223,493
   01/01/2011 to 12/31/2011...........    $ 8.68       $ 8.33       168,201
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.95       $ 9.39       188,953
   01/01/2006 to 12/31/2006...........    $ 9.39       $ 9.75       156,025
   01/01/2007 to 12/31/2007...........    $ 9.75       $10.44       136,277
   01/01/2008 to 12/31/2008...........    $10.44       $ 9.94        88,108
   01/01/2009 to 12/31/2009...........    $ 9.94       $10.89       120,389
   01/01/2010 to 12/31/2010...........    $10.89       $11.24       105,948
   01/01/2011 to 12/31/2011...........    $11.24       $11.43        84,604
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $12.05             0
   01/01/2006 to 12/31/2006...........    $12.05       $12.43       170,721
   01/01/2007 to 12/31/2007...........    $12.43       $13.14       258,976
   01/01/2008 to 12/31/2008...........    $13.14       $ 7.62       291,048
   01/01/2009 to 12/31/2009...........    $ 7.62       $11.42       308,179
   01/01/2010 to 12/31/2010...........    $11.42       $12.91       288,916
   01/01/2011 to 12/31/2011...........    $12.91       $12.40       221,048
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $11.67             0
   01/01/2006 to 12/31/2006...........    $11.67       $13.20             0
   01/01/2007 to 12/31/2007...........    $13.20       $18.11             0
   01/01/2008 to 12/31/2008...........    $18.11       $ 8.85        13,531
   01/01/2009 to 12/31/2009...........    $ 8.85       $12.90        40,186
   01/01/2010 to 12/31/2010...........    $12.90       $15.18        29,553
   01/01/2011 to 12/31/2011...........    $15.18       $12.61        38,502

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99             0
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.29             0
   01/01/2007 to 12/31/2007...........    $11.29       $12.08             0
   01/01/2008 to 12/31/2008...........    $12.08       $ 6.80        11,309
   01/01/2009 to 12/31/2009...........    $ 6.80       $ 8.53        51,482
   01/01/2010 to 12/31/2010...........    $ 8.53       $ 9.55        27,054
   01/01/2011 to 12/31/2011...........    $ 9.55       $ 9.00        29,124
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.97        10,374
   01/01/2008 to 12/31/2008...........    $ 9.97       $ 9.23       100,964
   01/01/2009 to 12/31/2009...........    $ 9.23       $10.06       142,410
   01/01/2010 to 12/31/2010...........    $10.06       $10.59       134,991
   01/01/2011 to 12/31/2011...........    $10.59       $10.96       101,814
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.38             0
   01/01/2006 to 12/31/2006...........    $11.38       $12.34             0
   01/01/2007 to 12/31/2007...........    $12.34       $13.38             0
   01/01/2008 to 12/31/2008...........    $13.38       $ 7.69             0
   01/01/2009 to 12/31/2009...........    $ 7.69       $10.50             0
   01/01/2010 to 07/16/2010...........    $10.50       $10.24             0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/14/2005 to 12/31/2005...........    $ 9.90       $10.94           718
   01/01/2006 to 12/31/2006...........    $10.94       $13.16             0
   01/01/2007 to 12/31/2007...........    $13.16       $14.77             0
   01/01/2008 to 12/31/2008...........    $14.77       $ 8.44            38
   01/01/2009 to 12/31/2009...........    $ 8.44       $ 9.56         1,320
   01/01/2010 to 07/16/2010...........    $ 9.56       $ 9.04             0
EVERGREEN VA OMEGA FUND
   03/14/2005 to 12/31/2005...........    $10.02       $10.55             0
   01/01/2006 to 12/31/2006...........    $10.55       $10.93             0
   01/01/2007 to 12/31/2007...........    $10.93       $11.94             0
   01/01/2008 to 12/31/2008...........    $11.94       $ 8.49         1,419
   01/01/2009 to 12/31/2009...........    $ 8.49       $11.94         4,591
   01/01/2010 to 07/16/2010...........    $11.94       $11.11             0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.79             0
   01/01/2006 to 12/31/2006...........    $ 9.79       $ 9.95             0
   01/01/2007 to 12/31/2007...........    $ 9.95       $10.26             0
   01/01/2008 to 12/31/2008...........    $10.26       $ 5.63             0
   01/01/2009 to 12/31/2009...........    $ 5.63       $ 7.08            38
   01/01/2010 to 12/31/2010...........    $ 7.08       $ 8.23           377
   01/01/2011 to 12/31/2011...........    $ 8.23       $ 7.16           171

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.61       327,307
   01/01/2009 to 12/31/2009...........    $ 6.61       $ 8.40       367,251
   01/01/2010 to 12/31/2010...........    $ 8.40       $ 9.04       443,147
   01/01/2011 to 12/31/2011...........    $ 9.04       $ 8.68       417,393
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.89             0
   01/01/2006 to 12/31/2006...........    $10.89       $14.72             0
   01/01/2007 to 12/31/2007...........    $14.72       $16.29             0
   01/01/2008 to 12/31/2008...........    $16.29       $ 9.10         2,636
   01/01/2009 to 12/31/2009...........    $ 9.10       $12.54        10,372
   01/01/2010 to 12/31/2010...........    $12.54       $13.43        13,792
   01/01/2011 to 12/31/2011...........    $13.43       $12.13         8,771
INVESCO V.I. CAPITAL DEVELOPMENT FUND
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.13           378
INVESCO V.I. DIVIDEND GROWTH FUND
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.08         2,023
INVESCO V.I. DYNAMICS FUND
   03/14/2005 to 12/31/2005...........    $10.05       $10.85           241
   01/01/2006 to 12/31/2006...........    $10.85       $12.31             0
   01/01/2007 to 12/31/2007...........    $12.31       $13.48             0
   01/01/2008 to 12/31/2008...........    $13.48       $ 6.83           179
   01/01/2009 to 12/31/2009...........    $ 6.83       $ 9.51         1,838
   01/01/2010 to 12/31/2010...........    $ 9.51       $11.50           961
   01/01/2011 to 04/29/2011...........    $11.50       $12.77             0
INVESCO V.I. FINANCIAL SERVICES FUND
   03/14/2005 to 12/31/2005...........    $10.06       $10.68             0
   01/01/2006 to 12/31/2006...........    $10.68       $12.15             0
   01/01/2007 to 12/31/2007...........    $12.15       $ 9.23             0
   01/01/2008 to 12/31/2008...........    $ 9.23       $ 3.65         3,556
   01/01/2009 to 12/31/2009...........    $ 3.65       $ 4.55        12,931
   01/01/2010 to 12/31/2010...........    $ 4.55       $ 4.90         6,710
   01/01/2011 to 04/29/2011...........    $ 4.90       $ 5.15             0
INVESCO V.I. GLOBAL HEALTH CARE FUND
   03/14/2005 to 12/31/2005...........    $10.06       $11.10             0
   01/01/2006 to 12/31/2006...........    $11.10       $11.41             0
   01/01/2007 to 12/31/2007...........    $11.41       $12.46             0
   01/01/2008 to 12/31/2008...........    $12.46       $ 8.69         1,791
   01/01/2009 to 12/31/2009...........    $ 8.69       $10.83         2,210
   01/01/2010 to 12/31/2010...........    $10.83       $11.13         1,167
   01/01/2011 to 12/31/2011...........    $11.13       $11.30           897

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. TECHNOLOGY FUND
   03/14/2005 to 12/31/2005...........    $10.00       $10.66             0
   01/01/2006 to 12/31/2006...........    $10.66       $11.50             0
   01/01/2007 to 12/31/2007...........    $11.50       $12.09             0
   01/01/2008 to 12/31/2008...........    $12.09       $ 6.55             0
   01/01/2009 to 12/31/2009...........    $ 6.55       $10.07             0
   01/01/2010 to 12/31/2010...........    $10.07       $11.93             0
   01/01/2011 to 12/31/2011...........    $11.93       $11.06             0
NASDAQ TARGET 15 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.06       $10.81             0
   01/01/2006 to 12/31/2006...........    $10.81       $11.49             0
   01/01/2007 to 12/31/2007...........    $11.49       $13.66             0
   01/01/2008 to 12/31/2008...........    $13.66       $ 6.55             0
   01/01/2009 to 12/31/2009...........    $ 6.55       $ 7.48             0
   01/01/2010 to 12/31/2010...........    $ 7.48       $ 9.52             0
   01/01/2011 to 12/31/2011...........    $ 9.52       $ 9.42             0
NVIT DEVELOPING MARKETS FUND
   03/14/2005 to 12/31/2005...........    $ 9.88       $11.99            10
   01/01/2006 to 12/31/2006...........    $11.99       $15.76            21
   01/01/2007 to 12/31/2007...........    $15.76       $22.08            24
   01/01/2008 to 12/31/2008...........    $22.08       $ 9.09         6,286
   01/01/2009 to 12/31/2009...........    $ 9.09       $14.39        21,628
   01/01/2010 to 12/31/2010...........    $14.39       $16.32        21,154
   01/01/2011 to 12/31/2011...........    $16.32       $12.37        11,856
PROFUND VP ASIA 30
   03/14/2005 to 12/31/2005...........    $10.00       $11.16             0
   01/01/2006 to 12/31/2006...........    $11.16       $15.18             0
   01/01/2007 to 12/31/2007...........    $15.18       $21.89             0
   01/01/2008 to 12/31/2008...........    $21.89       $10.51             0
   01/01/2009 to 12/31/2009...........    $10.51       $15.83             0
   01/01/2010 to 12/31/2010...........    $15.83       $17.61             0
   01/01/2011 to 12/31/2011...........    $17.61       $12.55             0
PROFUND VP BANKS
   03/14/2005 to 12/31/2005...........    $10.08       $10.15             0
   01/01/2006 to 12/31/2006...........    $10.15       $11.44             0
   01/01/2007 to 12/31/2007...........    $11.44       $ 8.13             0
   01/01/2008 to 12/31/2008...........    $ 8.13       $ 4.21             0
   01/01/2009 to 12/31/2009...........    $ 4.21       $ 3.94             0
   01/01/2010 to 12/31/2010...........    $ 3.94       $ 4.17             0
   01/01/2011 to 12/31/2011...........    $ 4.17       $ 2.98             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BASIC MATERIALS
   03/14/2005 to 12/31/2005...........    $ 9.98       $ 9.53          0
   01/01/2006 to 12/31/2006...........    $ 9.53       $10.75          0
   01/01/2007 to 12/31/2007...........    $10.75       $13.71          0
   01/01/2008 to 12/31/2008...........    $13.71       $ 6.50          0
   01/01/2009 to 12/31/2009...........    $ 6.50       $10.31          0
   01/01/2010 to 12/31/2010...........    $10.31       $13.06          0
   01/01/2011 to 12/31/2011...........    $13.06       $10.69          0
PROFUND VP BEAR
   03/14/2005 to 12/31/2005...........    $ 9.94       $ 9.59          0
   01/01/2006 to 12/31/2006...........    $ 9.59       $ 8.67          0
   01/01/2007 to 12/31/2007...........    $ 8.67       $ 8.51          0
   01/01/2008 to 12/31/2008...........    $ 8.51       $11.63          0
   01/01/2009 to 12/31/2009...........    $11.63       $ 8.19          0
   01/01/2010 to 12/31/2010...........    $ 8.19       $ 6.57          0
   01/01/2011 to 12/31/2011...........    $ 6.57       $ 5.85          0
PROFUND VP BIOTECHNOLOGY
   03/14/2005 to 12/31/2005...........    $10.48       $13.56          0
   01/01/2006 to 12/31/2006...........    $13.56       $12.70          0
   01/01/2007 to 12/31/2007...........    $12.70       $12.25          0
   01/01/2008 to 12/31/2008...........    $12.25       $12.19          0
   01/01/2009 to 12/31/2009...........    $12.19       $12.34          0
   01/01/2010 to 12/31/2010...........    $12.34       $12.67          0
   01/01/2011 to 12/31/2011...........    $12.67       $13.18          0
PROFUND VP BULL
   03/14/2005 to 12/31/2005...........    $10.05       $10.17          0
   01/01/2006 to 12/31/2006...........    $10.17       $11.29          0
   01/01/2007 to 12/31/2007...........    $11.29       $11.42          0
   01/01/2008 to 12/31/2008...........    $11.42       $ 6.95          0
   01/01/2009 to 12/31/2009...........    $ 6.95       $ 8.44          0
   01/01/2010 to 12/31/2010...........    $ 8.44       $ 9.28          0
   01/01/2011 to 12/31/2011...........    $ 9.28       $ 9.06          0
PROFUND VP CONSUMER GOODS PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.78          0
   01/01/2006 to 12/31/2006...........    $ 9.78       $10.76          0
   01/01/2007 to 12/31/2007...........    $10.76       $11.30          0
   01/01/2008 to 12/31/2008...........    $11.30       $ 8.09          0
   01/01/2009 to 12/31/2009...........    $ 8.09       $ 9.60          0
   01/01/2010 to 12/31/2010...........    $ 9.60       $11.01          0
   01/01/2011 to 12/31/2011...........    $11.01       $11.49          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   03/14/2005 to 12/31/2005...........    $10.04       $ 9.72          0
   01/01/2006 to 12/31/2006...........    $ 9.72       $10.63          0
   01/01/2007 to 12/31/2007...........    $10.63       $ 9.52          0
   01/01/2008 to 12/31/2008...........    $ 9.52       $ 6.38          0
   01/01/2009 to 12/31/2009...........    $ 6.38       $ 8.15          0
   01/01/2010 to 12/31/2010...........    $ 8.15       $ 9.66          0
   01/01/2011 to 12/31/2011...........    $ 9.66       $ 9.95          0
PROFUND VP EUROPE 30
   03/14/2005 to 12/31/2005...........    $ 9.99       $10.47          0
   01/01/2006 to 12/31/2006...........    $10.47       $12.02          0
   01/01/2007 to 12/31/2007...........    $12.02       $13.44          0
   01/01/2008 to 12/31/2008...........    $13.44       $ 7.35          0
   01/01/2009 to 12/31/2009...........    $ 7.35       $ 9.49          0
   01/01/2010 to 12/31/2010...........    $ 9.49       $ 9.52          0
   01/01/2011 to 12/31/2011...........    $ 9.52       $ 8.47          0
PROFUND VP FINANCIALS
   03/14/2005 to 12/31/2005...........    $10.08       $10.58          0
   01/01/2006 to 12/31/2006...........    $10.58       $12.13          0
   01/01/2007 to 12/31/2007...........    $12.13       $ 9.58          0
   01/01/2008 to 12/31/2008...........    $ 9.58       $ 4.63          0
   01/01/2009 to 12/31/2009...........    $ 4.63       $ 5.19          0
   01/01/2010 to 12/31/2010...........    $ 5.19       $ 5.63          0
   01/01/2011 to 12/31/2011...........    $ 5.63       $ 4.73          0
PROFUND VP HEALTH CARE
   03/14/2005 to 12/31/2005...........    $10.09       $10.52          0
   01/01/2006 to 12/31/2006...........    $10.52       $10.81          0
   01/01/2007 to 12/31/2007...........    $10.81       $11.25          0
   01/01/2008 to 12/31/2008...........    $11.25       $ 8.31          0
   01/01/2009 to 12/31/2009...........    $ 8.31       $ 9.71          0
   01/01/2010 to 12/31/2010...........    $ 9.71       $ 9.75          0
   01/01/2011 to 12/31/2011...........    $ 9.75       $10.48          0
PROFUND VP INDUSTRIALS
   03/14/2005 to 12/31/2005...........    $10.06       $10.12          0
   01/01/2006 to 12/31/2006...........    $10.12       $11.03          0
   01/01/2007 to 12/31/2007...........    $11.03       $12.03          0
   01/01/2008 to 12/31/2008...........    $12.03       $ 6.99          0
   01/01/2009 to 12/31/2009...........    $ 6.99       $ 8.47          0
   01/01/2010 to 12/31/2010...........    $ 8.47       $10.24          0
   01/01/2011 to 12/31/2011...........    $10.24       $ 9.82          0
PROFUND VP INTERNET
   03/14/2005 to 12/31/2005...........    $ 9.94       $12.78          0
   01/01/2006 to 12/31/2006...........    $12.78       $12.65          0
   01/01/2007 to 12/31/2007...........    $12.65       $13.61          0
   01/01/2008 to 12/31/2008...........    $13.61       $ 7.33          0
   01/01/2009 to 12/31/2009...........    $ 7.33       $12.69          0
   01/01/2010 to 12/31/2010...........    $12.69       $16.77          0
   01/01/2011 to 12/31/2011...........    $16.77       $15.24          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP JAPAN
   03/14/2005 to 12/31/2005...........    $ 9.95       $13.45          0
   01/01/2006 to 12/31/2006...........    $13.45       $14.56          0
   01/01/2007 to 12/31/2007...........    $14.56       $12.79          0
   01/01/2008 to 12/31/2008...........    $12.79       $ 7.39          0
   01/01/2009 to 12/31/2009...........    $ 7.39       $ 7.96          0
   01/01/2010 to 12/31/2010...........    $ 7.96       $ 7.27          0
   01/01/2011 to 12/31/2011...........    $ 7.27       $ 5.78          0
PROFUND VP LARGE-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.03       $10.04          0
   01/01/2006 to 12/31/2006...........    $10.04       $10.69          0
   01/01/2007 to 12/31/2007...........    $10.69       $11.17          0
   01/01/2008 to 12/31/2008...........    $11.17       $ 7.03          0
   01/01/2009 to 12/31/2009...........    $ 7.03       $ 8.91          0
   01/01/2010 to 12/31/2010...........    $ 8.91       $ 9.84          0
   01/01/2011 to 12/31/2011...........    $ 9.84       $ 9.91          0
PROFUND VP LARGE-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.07       $10.25          0
   01/01/2006 to 12/31/2006...........    $10.25       $11.88          0
   01/01/2007 to 12/31/2007...........    $11.88       $11.62          0
   01/01/2008 to 12/31/2008...........    $11.62       $ 6.75          0
   01/01/2009 to 12/31/2009...........    $ 6.75       $ 7.88          0
   01/01/2010 to 12/31/2010...........    $ 7.88       $ 8.69          0
   01/01/2011 to 12/31/2011...........    $ 8.69       $ 8.37          0
PROFUND VP MID-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.06       $10.81          0
   01/01/2006 to 12/31/2006...........    $10.81       $10.98          0
   01/01/2007 to 12/31/2007...........    $10.98       $11.98          0
   01/01/2008 to 12/31/2008...........    $11.98       $ 7.16          0
   01/01/2009 to 12/31/2009...........    $ 7.16       $ 9.67          0
   01/01/2010 to 12/31/2010...........    $ 9.67       $12.12          0
   01/01/2011 to 12/31/2011...........    $12.12       $11.50          0
PROFUND VP MID-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.10       $10.66          0
   01/01/2006 to 12/31/2006...........    $10.66       $11.69          0
   01/01/2007 to 12/31/2007...........    $11.69       $11.52          0
   01/01/2008 to 12/31/2008...........    $11.52       $ 7.17          0
   01/01/2009 to 12/31/2009...........    $ 7.17       $ 9.16          0
   01/01/2010 to 12/31/2010...........    $ 9.16       $10.77          0
   01/01/2011 to 12/31/2011...........    $10.77       $10.11          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP NASDAQ-100
   03/14/2005 to 12/31/2005...........    $10.06       $10.61          0
   01/01/2006 to 12/31/2006...........    $10.61       $10.93          0
   01/01/2007 to 12/31/2007...........    $10.93       $12.55          0
   01/01/2008 to 12/31/2008...........    $12.55       $ 7.05          0
   01/01/2009 to 12/31/2009...........    $ 7.05       $10.46          0
   01/01/2010 to 12/31/2010...........    $10.46       $12.08          0
   01/01/2011 to 12/31/2011...........    $12.08       $11.97          0
PROFUND VP OIL & GAS
   03/14/2005 to 12/31/2005...........    $10.07       $10.98          0
   01/01/2006 to 12/31/2006...........    $10.98       $12.94          0
   01/01/2007 to 12/31/2007...........    $12.94       $16.73          0
   01/01/2008 to 12/31/2008...........    $16.73       $10.30          0
   01/01/2009 to 12/31/2009...........    $10.30       $11.62          0
   01/01/2010 to 12/31/2010...........    $11.62       $13.36          0
   01/01/2011 to 12/31/2011...........    $13.36       $13.34          0
PROFUND VP PHARMACEUTICALS
   03/14/2005 to 12/31/2005...........    $10.02       $ 9.49          0
   01/01/2006 to 12/31/2006...........    $ 9.49       $10.39          0
   01/01/2007 to 12/31/2007...........    $10.39       $10.38          0
   01/01/2008 to 12/31/2008...........    $10.38       $ 8.16          0
   01/01/2009 to 12/31/2009...........    $ 8.16       $ 9.32          0
   01/01/2010 to 12/31/2010...........    $ 9.32       $ 9.14          0
   01/01/2011 to 12/31/2011...........    $ 9.14       $10.37          0
PROFUND VP PRECIOUS METALS
   03/14/2005 to 12/31/2005...........    $ 9.89       $12.06          0
   01/01/2006 to 12/31/2006...........    $12.06       $12.65          0
   01/01/2007 to 12/31/2007...........    $12.65       $15.12          0
   01/01/2008 to 12/31/2008...........    $15.12       $10.22          0
   01/01/2009 to 12/31/2009...........    $10.22       $13.51          0
   01/01/2010 to 12/31/2010...........    $13.51       $17.53          0
   01/01/2011 to 12/31/2011...........    $17.53       $13.83          0
PROFUND VP REAL ESTATE
   03/14/2005 to 12/31/2005...........    $10.15       $11.23          0
   01/01/2006 to 12/31/2006...........    $11.23       $14.53          0
   01/01/2007 to 12/31/2007...........    $14.53       $11.41          0
   01/01/2008 to 12/31/2008...........    $11.41       $ 6.54          0
   01/01/2009 to 12/31/2009...........    $ 6.54       $ 8.17          0
   01/01/2010 to 12/31/2010...........    $ 8.17       $ 9.95          0
   01/01/2011 to 12/31/2011...........    $ 9.95       $10.18          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP RISING RATES OPPORTUNITY
   03/14/2005 to 12/31/2005...........    $ 9.92       $ 9.13          0
   01/01/2006 to 12/31/2006...........    $ 9.13       $ 9.82          0
   01/01/2007 to 12/31/2007...........    $ 9.82       $ 9.09          0
   01/01/2008 to 12/31/2008...........    $ 9.09       $ 5.51          0
   01/01/2009 to 12/31/2009...........    $ 5.51       $ 7.11          0
   01/01/2010 to 12/31/2010...........    $ 7.11       $ 5.83          0
   01/01/2011 to 12/31/2011...........    $ 5.83       $ 3.56          0
PROFUND VP SEMICONDUCTOR
   03/14/2005 to 12/31/2005...........    $10.04       $10.71          0
   01/01/2006 to 12/31/2006...........    $10.71       $ 9.71          0
   01/01/2007 to 12/31/2007...........    $ 9.71       $10.16          0
   01/01/2008 to 12/31/2008...........    $10.16       $ 4.98          0
   01/01/2009 to 12/31/2009...........    $ 4.98       $ 7.97          0
   01/01/2010 to 12/31/2010...........    $ 7.97       $ 8.75          0
   01/01/2011 to 12/31/2011...........    $ 8.75       $ 8.21          0
PROFUND VP SHORT MID-CAP
   03/14/2005 to 12/31/2005...........    $ 9.93       $ 8.99          0
   01/01/2006 to 12/31/2006...........    $ 8.99       $ 8.46          0
   01/01/2007 to 12/31/2007...........    $ 8.46       $ 8.02          0
   01/01/2008 to 12/31/2008...........    $ 8.02       $10.33          0
   01/01/2009 to 12/31/2009...........    $10.33       $ 6.51          0
   01/01/2010 to 12/31/2010...........    $ 6.51       $ 4.72          0
   01/01/2011 to 12/31/2011...........    $ 4.72       $ 4.23          0
PROFUND VP SHORT NASDAQ-100
   03/14/2005 to 12/31/2005...........    $ 9.94       $ 9.19          0
   01/01/2006 to 12/31/2006...........    $ 9.19       $ 8.85          0
   01/01/2007 to 12/31/2007...........    $ 8.85       $ 7.65          0
   01/01/2008 to 12/31/2008...........    $ 7.65       $11.06          0
   01/01/2009 to 12/31/2009...........    $11.06       $ 6.41          0
   01/01/2010 to 12/31/2010...........    $ 6.41       $ 4.93          0
   01/01/2011 to 12/31/2011...........    $ 4.93       $ 4.31          0
PROFUND VP SHORT SMALL-CAP
   03/14/2005 to 12/31/2005...........    $ 9.95       $ 9.22          0
   01/01/2006 to 12/31/2006...........    $ 9.22       $ 7.94          0
   01/01/2007 to 12/31/2007...........    $ 7.94       $ 8.10          0
   01/01/2008 to 12/31/2008...........    $ 8.10       $ 9.82          0
   01/01/2009 to 12/31/2009...........    $ 9.82       $ 6.48          0
   01/01/2010 to 12/31/2010...........    $ 6.48       $ 4.50          0
   01/01/2011 to 12/31/2011...........    $ 4.50       $ 3.99          0
PROFUND VP SMALL-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.04       $10.54          0
   01/01/2006 to 12/31/2006...........    $10.54       $11.18          0
   01/01/2007 to 12/31/2007...........    $11.18       $11.36          0
   01/01/2008 to 12/31/2008...........    $11.36       $ 7.32          0
   01/01/2009 to 12/31/2009...........    $ 7.32       $ 9.01          0
   01/01/2010 to 12/31/2010...........    $ 9.01       $11.07          0
   01/01/2011 to 12/31/2011...........    $11.07       $10.95          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.04       $10.35          0
   01/01/2006 to 12/31/2006...........    $10.35       $11.87          0
   01/01/2007 to 12/31/2007...........    $11.87       $10.75          0
   01/01/2008 to 12/31/2008...........    $10.75       $ 7.28          0
   01/01/2009 to 12/31/2009...........    $ 7.28       $ 8.56          0
   01/01/2010 to 12/31/2010...........    $ 8.56       $10.20          0
   01/01/2011 to 12/31/2011...........    $10.20       $ 9.55          0
PROFUND VP TECHNOLOGY
   03/14/2005 to 12/31/2005...........    $10.03       $10.60          0
   01/01/2006 to 12/31/2006...........    $10.60       $11.18          0
   01/01/2007 to 12/31/2007...........    $11.18       $12.49          0
   01/01/2008 to 12/31/2008...........    $12.49       $ 6.79          0
   01/01/2009 to 12/31/2009...........    $ 6.79       $10.70          0
   01/01/2010 to 12/31/2010...........    $10.70       $11.57          0
   01/01/2011 to 12/31/2011...........    $11.57       $11.14          0
PROFUND VP TELECOMMUNICATIONS
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.79          0
   01/01/2006 to 12/31/2006...........    $ 9.79       $12.84          0
   01/01/2007 to 12/31/2007...........    $12.84       $13.58          0
   01/01/2008 to 12/31/2008...........    $13.58       $ 8.70          0
   01/01/2009 to 12/31/2009...........    $ 8.70       $ 9.12          0
   01/01/2010 to 12/31/2010...........    $ 9.12       $10.30          0
   01/01/2011 to 12/31/2011...........    $10.30       $10.24          0
PROFUND VP U.S. GOVERNMENT PLUS
   03/14/2005 to 12/31/2005...........    $10.08       $10.60          0
   01/01/2006 to 12/31/2006...........    $10.60       $ 9.88          0
   01/01/2007 to 12/31/2007...........    $ 9.88       $10.62          0
   01/01/2008 to 12/31/2008...........    $10.62       $15.53          0
   01/01/2009 to 12/31/2009...........    $15.53       $10.22          0
   01/01/2010 to 12/31/2010...........    $10.22       $10.99          0
   01/01/2011 to 12/31/2011...........    $10.99       $15.40          0
PROFUND VP ULTRABULL
   03/14/2005 to 12/31/2005...........    $10.11       $10.30          0
   01/01/2006 to 12/31/2006...........    $10.30       $12.38          0
   01/01/2007 to 12/31/2007...........    $12.38       $12.19          0
   01/01/2008 to 12/31/2008...........    $12.19       $ 3.88          0
   01/01/2009 to 12/31/2009...........    $ 3.88       $ 5.48          0
   01/01/2010 to 12/31/2010...........    $ 5.48       $ 6.54          0
   01/01/2011 to 12/31/2011...........    $ 6.54       $ 6.08          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRAMID-CAP
   03/14/2005 to 12/31/2005...........    $10.15       $11.44          0
   01/01/2006 to 12/31/2006...........    $11.44       $12.36          0
   01/01/2007 to 12/31/2007...........    $12.36       $12.79          0
   01/01/2008 to 12/31/2008...........    $12.79       $ 4.06          0
   01/01/2009 to 12/31/2009...........    $ 4.06       $ 6.58          0
   01/01/2010 to 12/31/2010...........    $ 6.58       $ 9.61          0
   01/01/2011 to 12/31/2011...........    $ 9.61       $ 8.11          0
PROFUND VP ULTRANASDAQ-100
   03/14/2005 to 12/31/2005...........    $10.15       $11.10          0
   01/01/2006 to 12/31/2006...........    $11.10       $11.37          0
   01/01/2007 to 12/31/2007...........    $11.37       $14.26          0
   01/01/2008 to 12/31/2008...........    $14.26       $ 3.80          0
   01/01/2009 to 12/31/2009...........    $ 3.80       $ 8.13          0
   01/01/2010 to 12/31/2010...........    $ 8.13       $10.73          0
   01/01/2011 to 12/31/2011...........    $10.73       $10.36          0
PROFUND VP ULTRASMALL-CAP
   03/14/2005 to 12/31/2005...........    $10.12       $10.72          0
   01/01/2006 to 12/31/2006...........    $10.72       $13.19          0
   01/01/2007 to 12/31/2007...........    $13.19       $11.18          0
   01/01/2008 to 12/31/2008...........    $11.18       $ 3.69          0
   01/01/2009 to 12/31/2009...........    $ 3.69       $ 5.05          0
   01/01/2010 to 12/31/2010...........    $ 5.05       $ 7.32          0
   01/01/2011 to 12/31/2011...........    $ 7.32       $ 5.80          0
PROFUND VP UTILITIES
   03/14/2005 to 12/31/2005...........    $10.17       $10.66          0
   01/01/2006 to 12/31/2006...........    $10.66       $12.41          0
   01/01/2007 to 12/31/2007...........    $12.41       $14.03          0
   01/01/2008 to 12/31/2008...........    $14.03       $ 9.50          0
   01/01/2009 to 12/31/2009...........    $ 9.50       $10.27          0
   01/01/2010 to 12/31/2010...........    $10.27       $10.62          0
   01/01/2011 to 12/31/2011...........    $10.62       $12.19          0
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.93       $11.24          0
   01/01/2006 to 12/31/2006...........    $11.24       $13.28          0
   01/01/2007 to 12/31/2007...........    $13.28       $15.51          0
   01/01/2008 to 12/31/2008...........    $15.51       $ 7.52          0
   01/01/2009 to 12/31/2009...........    $ 7.52       $10.08          0
   01/01/2010 to 12/31/2010...........    $10.08       $11.22          0
   01/01/2011 to 12/31/2011...........    $11.22       $ 9.32          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
S&P TARGET 24 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.11       $10.53             0
   01/01/2006 to 12/31/2006...........    $10.53       $10.58             0
   01/01/2007 to 12/31/2007...........    $10.58       $10.77             0
   01/01/2008 to 12/31/2008...........    $10.77       $ 7.58         1,916
   01/01/2009 to 12/31/2009...........    $ 7.58       $ 8.42             0
   01/01/2010 to 12/31/2010...........    $ 8.42       $ 9.81             0
   01/01/2011 to 12/31/2011...........    $ 9.81       $10.40            68
TARGET MANAGED VIP PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $10.49             0
   01/01/2006 to 12/31/2006...........    $10.49       $11.42             0
   01/01/2007 to 12/31/2007...........    $11.42       $12.21             0
   01/01/2008 to 12/31/2008...........    $12.21       $ 6.58         1,798
   01/01/2009 to 12/31/2009...........    $ 6.58       $ 7.26        11,014
   01/01/2010 to 12/31/2010...........    $ 7.26       $ 8.44         4,475
   01/01/2011 to 12/31/2011...........    $ 8.44       $ 8.11         1,623
THE DOW DART 10 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.58             0
   01/01/2006 to 12/31/2006...........    $ 9.58       $11.75             0
   01/01/2007 to 12/31/2007...........    $11.75       $11.55             0
   01/01/2008 to 12/31/2008...........    $11.55       $ 8.06             0
   01/01/2009 to 12/31/2009...........    $ 8.06       $ 8.97             0
   01/01/2010 to 12/31/2010...........    $ 8.97       $10.23             0
   01/01/2011 to 12/31/2011...........    $10.23       $10.76             0
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.71             0
   01/01/2006 to 12/31/2006...........    $ 9.71       $11.21             0
   01/01/2007 to 12/31/2007...........    $11.21       $11.06             0
   01/01/2008 to 12/31/2008...........    $11.06       $ 6.42         5,504
   01/01/2009 to 12/31/2009...........    $ 6.42       $ 7.16           792
   01/01/2010 to 12/31/2010...........    $ 7.16       $ 8.14             0
   01/01/2011 to 12/31/2011...........    $ 8.14       $ 8.43             0
VALUE LINE TARGET 25 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $11.17             0
   01/01/2006 to 12/31/2006...........    $11.17       $11.22             0
   01/01/2007 to 12/31/2007...........    $11.22       $12.95             0
   01/01/2008 to 12/31/2008...........    $12.95       $ 5.71             0
   01/01/2009 to 12/31/2009...........    $ 5.71       $ 5.97             0
   01/01/2010 to 12/31/2010...........    $ 5.97       $ 7.61             0
   01/01/2011 to 12/31/2011...........    $ 7.61       $ 5.60             0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   03/14/2005 to 12/31/2005...........    $10.07       $10.14             0
   01/01/2006 to 12/31/2006...........    $10.14       $11.74             0
   01/01/2007 to 12/31/2007...........    $11.74       $11.78             0
   01/01/2008 to 12/31/2008...........    $11.78       $ 7.31             0
   01/01/2009 to 12/31/2009...........    $ 7.31       $ 8.34             0
   01/01/2010 to 07/16/2010...........    $ 8.34       $ 7.98             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.05       $10.91           439
   01/01/2011 to 12/31/2011...........    $10.91       $ 9.29             0
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 7.98       $ 9.27         6,075
   01/01/2011 to 12/31/2011...........    $ 9.27       $ 8.86        14,440
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.11       $13.96         2,254
   01/01/2011 to 12/31/2011...........    $13.96       $12.91         1,404
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.21             0
   01/01/2011 to 12/31/2011...........    $12.21       $11.40             0

* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: WITH LT5, HDV, AND EBP (2.60%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.49             0
   01/01/2006 to 12/31/2006...........    $10.49       $11.20             0
   01/01/2007 to 12/31/2007...........    $11.20       $11.47             0
   01/01/2008 to 12/31/2008...........    $11.47       $10.66             0
   01/01/2009 to 12/31/2009...........    $10.66       $12.14             0
   01/01/2010 to 12/31/2010...........    $12.14       $13.76             0
   01/01/2011 to 12/31/2011...........    $13.76       $13.77             0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01             0
   01/01/2006 to 12/31/2006...........    $10.01       $10.90             0
   01/01/2007 to 12/31/2007...........    $10.90       $11.59             0
   01/01/2008 to 12/31/2008...........    $11.59       $ 7.70        65,805
   01/01/2009 to 12/31/2009...........    $ 7.70       $ 9.32        68,058
   01/01/2010 to 12/31/2010...........    $ 9.32       $10.16        52,394
   01/01/2011 to 12/31/2011...........    $10.16       $ 9.64        46,603
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.58             0
   01/01/2007 to 12/31/2007...........    $10.58       $11.28             0
   01/01/2008 to 12/31/2008...........    $11.28       $ 7.71        46,482
   01/01/2009 to 12/31/2009...........    $ 7.71       $ 9.48        73,416
   01/01/2010 to 12/31/2010...........    $ 9.48       $10.50        45,698
   01/01/2011 to 12/31/2011...........    $10.50       $10.24        41,101
AST ALGER ALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/02/2005...........    $10.09       $11.63             0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   03/14/2005 to 12/02/2005...........    $10.05       $11.24             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.07       $10.25             0
   01/01/2006 to 12/31/2006...........    $10.25       $11.67             0
   01/01/2007 to 12/31/2007...........    $11.67       $11.35             0
   01/01/2008 to 12/31/2008...........    $11.35       $ 7.21             0
   01/01/2009 to 12/31/2009...........    $ 7.21       $ 8.28        13,356
   01/01/2010 to 12/31/2010...........    $ 8.28       $ 9.18        12,246
   01/01/2011 to 12/31/2011...........    $ 9.18       $ 9.26        10,136
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02             0
   01/01/2006 to 12/31/2006...........    $10.02       $10.79             0
   01/01/2007 to 12/31/2007...........    $10.79       $11.46             0
   01/01/2008 to 12/31/2008...........    $11.46       $ 7.96       157,625
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 9.56       148,734
   01/01/2010 to 12/31/2010...........    $ 9.56       $10.46       111,834
   01/01/2011 to 12/31/2011...........    $10.46       $10.06       100,473
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.11         8,701
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.63             0
   01/01/2006 to 12/31/2006...........    $10.63       $12.60             0
   01/01/2007 to 12/31/2007...........    $12.60       $12.42             0
   01/01/2008 to 12/31/2008...........    $12.42       $ 7.58           644
   01/01/2009 to 12/31/2009...........    $ 7.58       $ 8.74         6,463
   01/01/2010 to 12/31/2010...........    $ 8.74       $ 9.57         5,817
   01/01/2011 to 12/31/2011...........    $ 9.57       $ 9.27         4,819
AST BOND PORTFOLIO 2015
   06/30/2008* to 12/31/2008..........    $10.04       $11.65       206,480
   01/01/2009 to 12/31/2009...........    $11.65       $11.31       215,216
   01/01/2010 to 12/31/2010...........    $11.31       $12.05       137,467
   01/01/2011 to 12/31/2011...........    $12.05       $12.48       132,243
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.30        53,486
   01/01/2010 to 12/31/2010...........    $ 9.30       $10.02        42,201
   01/01/2011 to 12/31/2011...........    $10.02       $10.70        57,568
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.68       108,840
   01/01/2011 to 12/31/2011...........    $10.68       $11.58        78,548

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   06/30/2008* to 12/31/2008..........    $10.06       $12.48        39,538
   01/01/2009 to 12/31/2009...........    $12.48       $11.42        90,467
   01/01/2010 to 12/31/2010...........    $11.42       $12.36        66,204
   01/01/2011 to 12/31/2011...........    $12.36       $13.68        30,954
AST BOND PORTFOLIO 2019
   06/30/2008* to 12/31/2008..........    $10.08       $12.55         5,428
   01/01/2009 to 12/31/2009...........    $12.55       $11.28        29,487
   01/01/2010 to 12/31/2010...........    $11.28       $12.23        13,077
   01/01/2011 to 12/31/2011...........    $12.23       $13.82         8,076
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.72             0
   01/01/2010 to 12/31/2010...........    $ 8.72       $ 9.50       126,793
   01/01/2011 to 12/31/2011...........    $ 9.50       $10.98        29,729
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.92        34,608
   01/01/2011 to 12/31/2011...........    $10.92       $12.79        82,674
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.92        75,766
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00             0
   01/01/2006 to 12/31/2006...........    $10.00       $11.07             0
   01/01/2007 to 12/31/2007...........    $11.07       $11.83             0
   01/01/2008 to 12/31/2008...........    $11.83       $ 7.50       258,438
   01/01/2009 to 12/31/2009...........    $ 7.50       $ 9.15       169,320
   01/01/2010 to 12/31/2010...........    $ 9.15       $10.11       140,900
   01/01/2011 to 12/31/2011...........    $10.11       $ 9.61       118,744
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.49             0
   01/01/2008 to 12/31/2008...........    $11.49       $ 7.25        16,806
   01/01/2009 to 12/31/2009...........    $ 7.25       $ 8.96         9,779
   01/01/2010 to 12/31/2010...........    $ 8.96       $ 9.98         9,843
   01/01/2011 to 12/31/2011...........    $ 9.98       $ 9.49         6,926
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03             0
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.08        61,969
   01/01/2009 to 12/31/2009...........    $ 7.08       $ 8.50        91,904
   01/01/2010 to 12/31/2010...........    $ 8.50       $ 9.27        51,483
   01/01/2011 to 12/31/2011...........    $ 9.27       $ 8.86        41,606

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.15       $11.92             0
   01/01/2006 to 12/31/2006...........    $11.92       $15.88             0
   01/01/2007 to 12/31/2007...........    $15.88       $12.38             0
   01/01/2008 to 12/31/2008...........    $12.38       $ 7.83        14,578
   01/01/2009 to 12/31/2009...........    $ 7.83       $10.06         1,516
   01/01/2010 to 12/31/2010...........    $10.06       $12.61         1,087
   01/01/2011 to 12/31/2011...........    $12.61       $13.10           770
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $ 9.94             0
   01/01/2006 to 12/31/2006...........    $ 9.94       $11.61             0
   01/01/2007 to 12/31/2007...........    $11.61       $ 9.30             0
   01/01/2008 to 07/18/2008...........    $ 9.30       $ 8.47             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.87             0
   01/01/2006 to 12/31/2006...........    $10.87       $11.96             0
   01/01/2007 to 12/31/2007...........    $11.96       $12.95             0
   01/01/2008 to 12/31/2008...........    $12.95       $ 7.05           926
   01/01/2009 to 12/31/2009...........    $ 7.05       $ 9.11         4,101
   01/01/2010 to 12/31/2010...........    $ 9.11       $11.76         3,659
   01/01/2011 to 12/31/2011...........    $11.76       $ 9.96         2,792
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99             0
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 7.08         3,294
   01/01/2009 to 12/31/2009...........    $ 7.08       $ 8.36         4,208
   01/01/2010 to 12/31/2010...........    $ 8.36       $ 9.23         6,498
   01/01/2011 to 12/31/2011...........    $ 9.23       $ 8.77         7,000
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.50             0
   01/01/2007 to 12/31/2007...........    $10.50       $11.10             0
   01/01/2008 to 12/31/2008...........    $11.10       $ 7.08        52,619
   01/01/2009 to 12/31/2009...........    $ 7.08       $ 8.54        32,556
   01/01/2010 to 12/31/2010...........    $ 8.54       $ 9.52        23,301
   01/01/2011 to 12/31/2011...........    $ 9.52       $ 9.13        17,394
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.40             0
   01/01/2007 to 12/31/2007...........    $10.40       $11.29             0
   01/01/2008 to 12/31/2008...........    $11.29       $ 6.52        78,978
   01/01/2009 to 12/31/2009...........    $ 6.52       $ 8.00       126,180
   01/01/2010 to 12/31/2010...........    $ 8.00       $ 9.27        95,788
   01/01/2011 to 12/31/2011...........    $ 9.27       $ 8.47        83,804

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.44         7,405
   01/01/2009 to 11/13/2009...........    $ 7.44       $ 8.25             0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.17       $ 6.09         1,891
   01/01/2009 to 12/31/2009...........    $ 6.09       $ 8.01         1,260
   01/01/2010 to 12/31/2010...........    $ 8.01       $ 9.38         1,062
   01/01/2011 to 12/31/2011...........    $ 9.38       $ 8.67           764
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.67             0
   01/01/2006 to 12/31/2006...........    $10.67       $11.44             0
   01/01/2007 to 12/31/2007...........    $11.44       $12.69             0
   01/01/2008 to 12/31/2008...........    $12.69       $ 7.39         3,903
   01/01/2009 to 12/31/2009...........    $ 7.39       $10.75         2,250
   01/01/2010 to 12/31/2010...........    $10.75       $11.54         1,028
   01/01/2011 to 12/31/2011...........    $11.54       $10.80         1,201
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.18             0
   01/01/2006 to 12/31/2006...........    $10.18       $11.63             0
   01/01/2007 to 12/31/2007...........    $11.63       $11.91             0
   01/01/2008 to 12/31/2008...........    $11.91       $ 6.88         2,685
   01/01/2009 to 12/31/2009...........    $ 6.88       $ 7.99         9,354
   01/01/2010 to 12/31/2010...........    $ 7.99       $ 8.78         7,741
   01/01/2011 to 12/31/2011...........    $ 8.78       $ 8.08        19,783
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.49             0
   01/01/2006 to 12/31/2006...........    $10.49       $10.86             0
   01/01/2007 to 12/31/2007...........    $10.86       $12.63             0
   01/01/2008 to 12/31/2008...........    $12.63       $ 7.28           838
   01/01/2009 to 12/31/2009...........    $ 7.28       $11.14           352
   01/01/2010 to 12/31/2010...........    $11.14       $13.00           826
   01/01/2011 to 12/31/2011...........    $13.00       $12.29           221
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009* to 12/31/2009..........    $ 7.64       $ 9.76         9,563
   01/01/2010 to 12/31/2010...........    $ 9.76       $12.05         1,374
   01/01/2011 to 12/31/2011...........    $12.05       $11.89         1,483
AST HIGH YIELD PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.98       $ 9.78             0
   01/01/2006 to 12/31/2006...........    $ 9.78       $10.51             0
   01/01/2007 to 12/31/2007...........    $10.51       $10.49             0
   01/01/2008 to 12/31/2008...........    $10.49       $ 7.61           427
   01/01/2009 to 12/31/2009...........    $ 7.61       $10.05         3,942
   01/01/2010 to 12/31/2010...........    $10.05       $11.11         1,520
   01/01/2011 to 12/31/2011...........    $11.11       $11.16         1,230

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18             0
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.87        32,247
   01/01/2009 to 12/31/2009...........    $ 6.87       $ 8.47        21,672
   01/01/2010 to 12/31/2010...........    $ 8.47       $ 9.39        21,895
   01/01/2011 to 12/31/2011...........    $ 9.39       $ 9.10        19,870
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16             0
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.50        18,380
   01/01/2009 to 12/31/2009...........    $ 7.50       $ 9.01        19,705
   01/01/2010 to 12/31/2010...........    $ 9.01       $ 9.80        11,064
   01/01/2011 to 12/31/2011...........    $ 9.80       $ 9.49         9,513
AST INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.92       $11.20             0
   01/01/2006 to 12/31/2006...........    $11.20       $13.19             0
   01/01/2007 to 12/31/2007...........    $13.19       $15.30             0
   01/01/2008 to 12/31/2008...........    $15.30       $ 7.41         1,600
   01/01/2009 to 12/31/2009...........    $ 7.41       $ 9.77         2,752
   01/01/2010 to 12/31/2010...........    $ 9.77       $10.90           405
   01/01/2011 to 12/31/2011...........    $10.90       $ 9.24           150
AST INTERNATIONAL VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.92       $10.62             0
   01/01/2006 to 12/31/2006...........    $10.62       $13.19             0
   01/01/2007 to 12/31/2007...........    $13.19       $15.13             0
   01/01/2008 to 12/31/2008...........    $15.13       $ 8.25           676
   01/01/2009 to 12/31/2009...........    $ 8.25       $10.49         1,940
   01/01/2010 to 12/31/2010...........    $10.49       $11.35         1,149
   01/01/2011 to 12/31/2011...........    $11.35       $ 9.67         1,084
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008..........    $10.01       $10.89             0
   01/01/2009 to 12/31/2009...........    $10.89       $11.80             0
   01/01/2010 to 12/31/2010...........    $11.80       $12.74             0
   01/01/2011 to 12/31/2011...........    $12.74       $13.95             0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.01       $10.54             0
   01/01/2006 to 12/31/2006...........    $10.54       $11.41             0
   01/01/2007 to 12/31/2007...........    $11.41       $11.33             0
   01/01/2008 to 12/31/2008...........    $11.33       $ 9.09        81,669
   01/01/2009 to 12/31/2009...........    $ 9.09       $10.80        77,790
   01/01/2010 to 12/31/2010...........    $10.80       $11.29        50,133
   01/01/2011 to 12/31/2011...........    $11.29       $11.02        43,438

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28            0
   01/01/2010 to 12/31/2010...........    $10.28       $11.14            0
   01/01/2011 to 12/31/2011...........    $11.14       $10.93            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29            0
   01/01/2010 to 12/31/2010...........    $10.29       $11.40            0
   01/01/2011 to 12/31/2011...........    $11.40       $10.45            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.91       $10.57            0
   01/01/2006 to 12/31/2006...........    $10.57       $12.64            0
   01/01/2007 to 12/31/2007...........    $12.64       $13.47            0
   01/01/2008 to 12/31/2008...........    $13.47       $ 7.69          142
   01/01/2009 to 12/31/2009...........    $ 7.69       $10.18           60
   01/01/2010 to 12/31/2010...........    $10.18       $10.63          211
   01/01/2011 to 12/31/2011...........    $10.63       $ 9.40          152
AST LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.47            0
   01/01/2006 to 12/31/2006...........    $10.47       $12.08            0
   01/01/2007 to 12/31/2007...........    $12.08       $11.42            0
   01/01/2008 to 12/31/2008...........    $11.42       $ 6.51        2,177
   01/01/2009 to 12/31/2009...........    $ 6.51       $ 7.57           51
   01/01/2010 to 12/31/2010...........    $ 7.57       $ 8.34           91
   01/01/2011 to 12/31/2011...........    $ 8.34       $ 7.79           55
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.87            0
   01/01/2006 to 12/31/2006...........    $ 9.87       $10.56            0
   01/01/2007 to 12/31/2007...........    $10.56       $10.91            0
   01/01/2008 to 12/31/2008...........    $10.91       $ 8.15          128
   01/01/2009 to 12/31/2009...........    $ 8.15       $10.69           59
   01/01/2010 to 12/31/2010...........    $10.69       $11.81          189
   01/01/2011 to 12/31/2011...........    $11.81       $12.67          116
AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.13       $10.82            0
   01/01/2006 to 12/31/2006...........    $10.82       $11.30            0
   01/01/2007 to 12/31/2007...........    $11.30       $12.65            0
   01/01/2008 to 12/31/2008...........    $12.65       $ 6.94        2,548
   01/01/2009 to 12/31/2009...........    $ 6.94       $ 8.77        9,810
   01/01/2010 to 12/31/2010...........    $ 8.77       $10.23        6,541
   01/01/2011 to 12/31/2011...........    $10.23       $ 9.88        4,812

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.97       $10.39             0
   01/01/2006 to 12/31/2006...........    $10.39       $12.59             0
   01/01/2007 to 12/31/2007...........    $12.59       $13.41             0
   01/01/2008 to 12/31/2008...........    $13.41       $ 8.62           186
   01/01/2009 to 12/31/2009...........    $ 8.62       $11.04         2,133
   01/01/2010 to 12/31/2010...........    $11.04       $12.05         1,565
   01/01/2011 to 12/31/2011...........    $12.05       $11.37         1,527
AST MFS GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.67             0
   01/01/2006 to 12/31/2006...........    $10.67       $11.40             0
   01/01/2007 to 12/31/2007...........    $11.40       $12.78             0
   01/01/2008 to 12/31/2008...........    $12.78       $ 7.93             0
   01/01/2009 to 12/31/2009...........    $ 7.93       $ 9.60        11,690
   01/01/2010 to 12/31/2010...........    $ 9.60       $10.55        10,531
   01/01/2011 to 12/31/2011...........    $10.55       $10.21         8,789
AST MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.06       $10.27             0
   01/01/2006 to 12/31/2006...........    $10.27       $11.43             0
   01/01/2007 to 12/31/2007...........    $11.43       $11.44             0
   01/01/2008 to 12/31/2008...........    $11.44       $ 6.89        17,449
   01/01/2009 to 12/31/2009...........    $ 6.89       $ 9.32           755
   01/01/2010 to 12/31/2010...........    $ 9.32       $11.22           214
   01/01/2011 to 12/31/2011...........    $11.22       $10.56           458
AST MONEY MARKET PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.02             0
   01/01/2006 to 12/31/2006...........    $10.02       $10.21             0
   01/01/2007 to 12/31/2007...........    $10.21       $10.43             0
   01/01/2008 to 12/31/2008...........    $10.43       $10.41       195,019
   01/01/2009 to 12/31/2009...........    $10.41       $10.17       122,070
   01/01/2010 to 12/31/2010...........    $10.17       $ 9.91        12,010
   01/01/2011 to 12/31/2011...........    $ 9.91       $ 9.65        25,798
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $10.80             0
   01/01/2006 to 12/31/2006...........    $10.80       $11.65             0
   01/01/2007 to 12/31/2007...........    $11.65       $11.70             0
   01/01/2008 to 12/31/2008...........    $11.70       $ 6.58           171
   01/01/2009 to 12/31/2009...........    $ 6.58       $ 9.02         1,926
   01/01/2010 to 12/31/2010...........    $ 9.02       $10.84         5,126
   01/01/2011 to 12/31/2011...........    $10.84       $10.30         1,230

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.05             0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $11.25             0
   01/01/2006 to 12/31/2006...........    $11.25       $12.49             0
   01/01/2007 to 12/31/2007...........    $12.49       $14.87             0
   01/01/2008 to 12/31/2008...........    $14.87       $ 8.23         2,895
   01/01/2009 to 12/31/2009...........    $ 8.23       $10.40         1,262
   01/01/2010 to 12/31/2010...........    $10.40       $13.04           406
   01/01/2011 to 12/31/2011...........    $13.04       $12.91           951
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.01       $10.23             0
   01/01/2006 to 12/31/2006...........    $10.23       $10.74             0
   01/01/2007 to 12/31/2007...........    $10.74       $12.41             0
   01/01/2008 to 12/31/2008...........    $12.41       $ 6.95             0
   01/01/2009 to 12/31/2009...........    $ 6.95       $ 8.29             0
   01/01/2010 to 12/31/2010...........    $ 8.29       $ 9.72           575
   01/01/2011 to 04/29/2011...........    $ 9.72       $10.86             0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.55             0
   01/01/2009 to 12/31/2009...........    $ 5.55       $ 9.00         5,104
   01/01/2010 to 12/31/2010...........    $ 9.00       $10.72         1,690
   01/01/2011 to 12/31/2011...........    $10.72       $ 8.32         1,352
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.98             0
   01/01/2006 to 12/31/2006...........    $ 9.98       $10.09             0
   01/01/2007 to 12/31/2007...........    $10.09       $10.49             0
   01/01/2008 to 12/31/2008...........    $10.49       $10.34        49,868
   01/01/2009 to 12/31/2009...........    $10.34       $11.10       167,258
   01/01/2010 to 12/31/2010...........    $11.10       $11.23         1,664
   01/01/2011 to 12/31/2011...........    $11.23       $11.18         1,658
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.99       $10.07             0
   01/01/2006 to 12/31/2006...........    $10.07       $10.17             0
   01/01/2007 to 12/31/2007...........    $10.17       $10.73             0
   01/01/2008 to 12/31/2008...........    $10.73       $10.22        46,623
   01/01/2009 to 12/31/2009...........    $10.22       $11.60        37,289
   01/01/2010 to 12/31/2010...........    $11.60       $12.17        25,667
   01/01/2011 to 12/31/2011...........    $12.17       $12.23        23,137

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03             0
   01/01/2006 to 12/31/2006...........    $10.03       $10.55             0
   01/01/2007 to 12/31/2007...........    $10.55       $11.17             0
   01/01/2008 to 12/31/2008...........    $11.17       $ 8.76       212,163
   01/01/2009 to 12/31/2009...........    $ 8.76       $10.24       246,656
   01/01/2010 to 12/31/2010...........    $10.24       $11.03       201,065
   01/01/2011 to 12/31/2011...........    $11.03       $10.85       203,285
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.05             0
AST QMA US EQUITY ALPHA PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.32             0
   01/01/2006 to 12/31/2006...........    $10.32       $11.32             0
   01/01/2007 to 12/31/2007...........    $11.32       $11.25             0
   01/01/2008 to 12/31/2008...........    $11.25       $ 6.72             0
   01/01/2009 to 12/31/2009...........    $ 6.72       $ 7.97             0
   01/01/2010 to 12/31/2010...........    $ 7.97       $ 8.93             0
   01/01/2011 to 12/31/2011...........    $ 8.93       $ 9.00             0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.84             0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.23             0
   01/01/2006 to 12/31/2006...........    $10.23       $10.93             0
   01/01/2007 to 12/31/2007...........    $10.93       $11.60             0
   01/01/2008 to 12/31/2008...........    $11.60       $ 7.88         8,027
   01/01/2009 to 12/31/2009...........    $ 7.88       $ 9.78        19,627
   01/01/2010 to 12/31/2010...........    $ 9.78       $10.66        12,716
   01/01/2011 to 12/31/2011...........    $10.66       $10.03        14,719
AST SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.35             0
   01/01/2006 to 12/31/2006...........    $10.35       $11.35             0
   01/01/2007 to 12/31/2007...........    $11.35       $11.84             0
   01/01/2008 to 12/31/2008...........    $11.84       $ 7.50           729
   01/01/2009 to 12/31/2009...........    $ 7.50       $ 9.78           350
   01/01/2010 to 12/31/2010...........    $ 9.78       $12.99           406
   01/01/2011 to 12/31/2011...........    $12.99       $12.53           172
AST SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.56             0
   01/01/2006 to 12/31/2006...........    $10.56       $12.35             0
   01/01/2007 to 12/31/2007...........    $12.35       $11.35             0
   01/01/2008 to 12/31/2008...........    $11.35       $ 7.77         1,446
   01/01/2009 to 12/31/2009...........    $ 7.77       $ 9.61         4,575
   01/01/2010 to 12/31/2010...........    $ 9.61       $11.80         3,595
   01/01/2011 to 12/31/2011...........    $11.80       $10.80         2,958

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.27             0
   01/01/2006 to 12/31/2006...........    $10.27       $11.26             0
   01/01/2007 to 12/31/2007...........    $11.26       $11.66             0
   01/01/2008 to 12/31/2008...........    $11.66       $ 8.41        55,303
   01/01/2009 to 12/31/2009...........    $ 8.41       $10.16        50,159
   01/01/2010 to 12/31/2010...........    $10.16       $11.04        39,599
   01/01/2011 to 12/31/2011...........    $11.04       $10.97        34,776
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.23             0
   01/01/2006 to 12/31/2006...........    $10.23       $12.09             0
   01/01/2007 to 12/31/2007...........    $12.09       $11.36             0
   01/01/2008 to 12/31/2008...........    $11.36       $ 6.43           168
   01/01/2009 to 12/31/2009...........    $ 6.43       $ 7.75            80
   01/01/2010 to 12/31/2010...........    $ 7.75       $ 8.55           274
   01/01/2011 to 12/31/2011...........    $ 8.55       $ 8.19           180
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.95       $ 9.37             0
   01/01/2006 to 12/31/2006...........    $ 9.37       $ 9.70             0
   01/01/2007 to 12/31/2007...........    $ 9.70       $10.36             0
   01/01/2008 to 12/31/2008...........    $10.36       $ 9.85         8,317
   01/01/2009 to 12/31/2009...........    $ 9.85       $10.75         4,871
   01/01/2010 to 12/31/2010...........    $10.75       $11.07         1,466
   01/01/2011 to 12/31/2011...........    $11.07       $11.23         1,319
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $12.02             0
   01/01/2006 to 12/31/2006...........    $12.02       $12.37             0
   01/01/2007 to 12/31/2007...........    $12.37       $13.04             0
   01/01/2008 to 12/31/2008...........    $13.04       $ 7.55         1,837
   01/01/2009 to 12/31/2009...........    $ 7.55       $11.28         5,735
   01/01/2010 to 12/31/2010...........    $11.28       $12.72         5,086
   01/01/2011 to 12/31/2011...........    $12.72       $12.18         3,744
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $11.65             0
   01/01/2006 to 12/31/2006...........    $11.65       $13.14             0
   01/01/2007 to 12/31/2007...........    $13.14       $17.98             0
   01/01/2008 to 12/31/2008...........    $17.98       $ 8.76        14,678
   01/01/2009 to 12/31/2009...........    $ 8.76       $12.74        12,194
   01/01/2010 to 12/31/2010...........    $12.74       $14.95         7,341
   01/01/2011 to 12/31/2011...........    $14.95       $12.39         3,897

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99             0
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.26             0
   01/01/2007 to 12/31/2007...........    $11.26       $12.01             0
   01/01/2008 to 12/31/2008...........    $12.01       $ 6.75        12,663
   01/01/2009 to 12/31/2009...........    $ 6.75       $ 8.44         8,804
   01/01/2010 to 12/31/2010...........    $ 8.44       $ 9.42         4,362
   01/01/2011 to 12/31/2011...........    $ 9.42       $ 8.86        10,231
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.97             0
   01/01/2008 to 12/31/2008...........    $ 9.97       $ 9.20        10,755
   01/01/2009 to 12/31/2009...........    $ 9.20       $10.01        24,626
   01/01/2010 to 12/31/2010...........    $10.01       $10.51        19,076
   01/01/2011 to 12/31/2011...........    $10.51       $10.85        16,479
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.36             0
   01/01/2006 to 12/31/2006...........    $11.36       $12.29             0
   01/01/2007 to 12/31/2007...........    $12.29       $13.29             0
   01/01/2008 to 12/31/2008...........    $13.29       $ 7.62             0
   01/01/2009 to 12/31/2009...........    $ 7.62       $10.37             0
   01/01/2010 to 07/16/2010...........    $10.37       $10.10             0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/14/2005 to 12/31/2005...........    $ 9.90       $10.92             0
   01/01/2006 to 12/31/2006...........    $10.92       $13.09             0
   01/01/2007 to 12/31/2007...........    $13.09       $14.67             0
   01/01/2008 to 12/31/2008...........    $14.67       $ 8.36             0
   01/01/2009 to 12/31/2009...........    $ 8.36       $ 9.44         2,476
   01/01/2010 to 07/16/2010...........    $ 9.44       $ 8.92             0
EVERGREEN VA OMEGA FUND
   03/14/2005 to 12/31/2005...........    $10.02       $10.53             0
   01/01/2006 to 12/31/2006...........    $10.53       $10.87             0
   01/01/2007 to 12/31/2007...........    $10.87       $11.86             0
   01/01/2008 to 12/31/2008...........    $11.86       $ 8.41           103
   01/01/2009 to 12/31/2009...........    $ 8.41       $11.79           251
   01/01/2010 to 07/16/2010...........    $11.79       $10.96             0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.77             0
   01/01/2006 to 12/31/2006...........    $ 9.77       $ 9.90             0
   01/01/2007 to 12/31/2007...........    $ 9.90       $10.19             0
   01/01/2008 to 12/31/2008...........    $10.19       $ 5.58             0
   01/01/2009 to 12/31/2009...........    $ 5.58       $ 6.99           292
   01/01/2010 to 12/31/2010...........    $ 6.99       $ 8.11           615
   01/01/2011 to 12/31/2011...........    $ 8.11       $ 7.03             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.60       131,309
   01/01/2009 to 12/31/2009...........    $ 6.60       $ 8.36       118,381
   01/01/2010 to 12/31/2010...........    $ 8.36       $ 8.98        70,446
   01/01/2011 to 12/31/2011...........    $ 8.98       $ 8.60        68,819
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.86             0
   01/01/2006 to 12/31/2006...........    $10.86       $14.65             0
   01/01/2007 to 12/31/2007...........    $14.65       $16.17             0
   01/01/2008 to 12/31/2008...........    $16.17       $ 9.01         1,196
   01/01/2009 to 12/31/2009...........    $ 9.01       $12.38         2,218
   01/01/2010 to 12/31/2010...........    $12.38       $13.23           410
   01/01/2011 to 12/31/2011...........    $13.23       $11.92           469
INVESCO V.I. CAPITAL DEVELOPMENT FUND
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.12           103
INVESCO V.I. DIVIDEND GROWTH FUND
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.06           587
INVESCO V.I. DYNAMICS FUND
   03/14/2005 to 12/31/2005...........    $10.05       $10.83             0
   01/01/2006 to 12/31/2006...........    $10.83       $12.25             0
   01/01/2007 to 12/31/2007...........    $12.25       $13.38             0
   01/01/2008 to 12/31/2008...........    $13.38       $ 6.77           221
   01/01/2009 to 12/31/2009...........    $ 6.77       $ 9.39         2,643
   01/01/2010 to 12/31/2010...........    $ 9.39       $11.33           135
   01/01/2011 to 04/29/2011...........    $11.33       $12.57             0
INVESCO V.I. FINANCIAL SERVICES FUND
   03/14/2005 to 12/31/2005...........    $10.06       $10.66             0
   01/01/2006 to 12/31/2006...........    $10.66       $12.09             0
   01/01/2007 to 12/31/2007...........    $12.09       $ 9.16             0
   01/01/2008 to 12/31/2008...........    $ 9.16       $ 3.62         3,450
   01/01/2009 to 12/31/2009...........    $ 3.62       $ 4.49         1,978
   01/01/2010 to 12/31/2010...........    $ 4.49       $ 4.82         1,651
   01/01/2011 to 04/29/2011...........    $ 4.82       $ 5.07             0
INVESCO V.I. GLOBAL HEALTH CARE FUND
   03/14/2005 to 12/31/2005...........    $10.06       $11.08             0
   01/01/2006 to 12/31/2006...........    $11.08       $11.36             0
   01/01/2007 to 12/31/2007...........    $11.36       $12.37             0
   01/01/2008 to 12/31/2008...........    $12.37       $ 8.60         1,326
   01/01/2009 to 12/31/2009...........    $ 8.60       $10.70         3,079
   01/01/2010 to 12/31/2010...........    $10.70       $10.97           771
   01/01/2011 to 12/31/2011...........    $10.97       $11.11           532

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. TECHNOLOGY FUND
   03/14/2005 to 12/31/2005...........    $10.00       $10.64            0
   01/01/2006 to 12/31/2006...........    $10.64       $11.45            0
   01/01/2007 to 12/31/2007...........    $11.45       $12.01            0
   01/01/2008 to 12/31/2008...........    $12.01       $ 6.49            0
   01/01/2009 to 12/31/2009...........    $ 6.49       $ 9.95            0
   01/01/2010 to 12/31/2010...........    $ 9.95       $11.75            0
   01/01/2011 to 12/31/2011...........    $11.75       $10.87            0
NASDAQ TARGET 15 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.06       $10.78            0
   01/01/2006 to 12/31/2006...........    $10.78       $11.44            0
   01/01/2007 to 12/31/2007...........    $11.44       $13.56            0
   01/01/2008 to 12/31/2008...........    $13.56       $ 6.48            0
   01/01/2009 to 12/31/2009...........    $ 6.48       $ 7.39            0
   01/01/2010 to 12/31/2010...........    $ 7.39       $ 9.38            0
   01/01/2011 to 12/31/2011...........    $ 9.38       $ 9.26            0
NVIT DEVELOPING MARKETS FUND
   03/14/2005 to 12/31/2005...........    $ 9.88       $11.97            0
   01/01/2006 to 12/31/2006...........    $11.97       $15.69            0
   01/01/2007 to 12/31/2007...........    $15.69       $21.92            0
   01/01/2008 to 12/31/2008...........    $21.92       $ 9.00        1,371
   01/01/2009 to 12/31/2009...........    $ 9.00       $14.22          355
   01/01/2010 to 12/31/2010...........    $14.22       $16.08          743
   01/01/2011 to 12/31/2011...........    $16.08       $12.15          945
PROFUND VP ASIA 30
   03/14/2005 to 12/31/2005...........    $10.00       $11.13            0
   01/01/2006 to 12/31/2006...........    $11.13       $15.11            0
   01/01/2007 to 12/31/2007...........    $15.11       $21.73            0
   01/01/2008 to 12/31/2008...........    $21.73       $10.41            0
   01/01/2009 to 12/31/2009...........    $10.41       $15.63            0
   01/01/2010 to 12/31/2010...........    $15.63       $17.35            0
   01/01/2011 to 12/31/2011...........    $17.35       $12.33            0
PROFUND VP BANKS
   03/14/2005 to 12/31/2005...........    $10.08       $10.13            0
   01/01/2006 to 12/31/2006...........    $10.13       $11.39            0
   01/01/2007 to 12/31/2007...........    $11.39       $ 8.07            0
   01/01/2008 to 12/31/2008...........    $ 8.07       $ 4.17            0
   01/01/2009 to 12/31/2009...........    $ 4.17       $ 3.89            0
   01/01/2010 to 12/31/2010...........    $ 3.89       $ 4.10            0
   01/01/2011 to 12/31/2011...........    $ 4.10       $ 2.93            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BASIC MATERIALS
   03/14/2005 to 12/31/2005...........    $ 9.98       $ 9.51          0
   01/01/2006 to 12/31/2006...........    $ 9.51       $10.70          0
   01/01/2007 to 12/31/2007...........    $10.70       $13.61          0
   01/01/2008 to 12/31/2008...........    $13.61       $ 6.44          0
   01/01/2009 to 12/31/2009...........    $ 6.44       $10.19          0
   01/01/2010 to 12/31/2010...........    $10.19       $12.87          0
   01/01/2011 to 12/31/2011...........    $12.87       $10.51          0
PROFUND VP BEAR
   03/14/2005 to 12/31/2005...........    $ 9.94       $ 9.57          0
   01/01/2006 to 12/31/2006...........    $ 9.57       $ 8.63          0
   01/01/2007 to 12/31/2007...........    $ 8.63       $ 8.45          0
   01/01/2008 to 12/31/2008...........    $ 8.45       $11.52          0
   01/01/2009 to 12/31/2009...........    $11.52       $ 8.09          0
   01/01/2010 to 12/31/2010...........    $ 8.09       $ 6.48          0
   01/01/2011 to 12/31/2011...........    $ 6.48       $ 5.75          0
PROFUND VP BIOTECHNOLOGY
   03/14/2005 to 12/31/2005...........    $10.48       $13.53          0
   01/01/2006 to 12/31/2006...........    $13.53       $12.64          0
   01/01/2007 to 12/31/2007...........    $12.64       $12.17          0
   01/01/2008 to 12/31/2008...........    $12.17       $12.07          0
   01/01/2009 to 12/31/2009...........    $12.07       $12.19          0
   01/01/2010 to 12/31/2010...........    $12.19       $12.48          0
   01/01/2011 to 12/31/2011...........    $12.48       $12.95          0
PROFUND VP BULL
   03/14/2005 to 12/31/2005...........    $10.05       $10.15          0
   01/01/2006 to 12/31/2006...........    $10.15       $11.24          0
   01/01/2007 to 12/31/2007...........    $11.24       $11.34          0
   01/01/2008 to 12/31/2008...........    $11.34       $ 6.88          0
   01/01/2009 to 12/31/2009...........    $ 6.88       $ 8.33          0
   01/01/2010 to 12/31/2010...........    $ 8.33       $ 9.14          0
   01/01/2011 to 12/31/2011...........    $ 9.14       $ 8.90          0
PROFUND VP CONSUMER GOODS PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.76          0
   01/01/2006 to 12/31/2006...........    $ 9.76       $10.71          0
   01/01/2007 to 12/31/2007...........    $10.71       $11.22          0
   01/01/2008 to 12/31/2008...........    $11.22       $ 8.01          0
   01/01/2009 to 12/31/2009...........    $ 8.01       $ 9.49          0
   01/01/2010 to 12/31/2010...........    $ 9.49       $10.84          0
   01/01/2011 to 12/31/2011...........    $10.84       $11.30          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   03/14/2005 to 12/31/2005...........    $10.04       $ 9.70          0
   01/01/2006 to 12/31/2006...........    $ 9.70       $10.58          0
   01/01/2007 to 12/31/2007...........    $10.58       $ 9.45          0
   01/01/2008 to 12/31/2008...........    $ 9.45       $ 6.32          0
   01/01/2009 to 12/31/2009...........    $ 6.32       $ 8.05          0
   01/01/2010 to 12/31/2010...........    $ 8.05       $ 9.51          0
   01/01/2011 to 12/31/2011...........    $ 9.51       $ 9.78          0
PROFUND VP EUROPE 30
   03/14/2005 to 12/31/2005...........    $ 9.99       $10.45          0
   01/01/2006 to 12/31/2006...........    $10.45       $11.96          0
   01/01/2007 to 12/31/2007...........    $11.96       $13.35          0
   01/01/2008 to 12/31/2008...........    $13.35       $ 7.28          0
   01/01/2009 to 12/31/2009...........    $ 7.28       $ 9.38          0
   01/01/2010 to 12/31/2010...........    $ 9.38       $ 9.38          0
   01/01/2011 to 12/31/2011...........    $ 9.38       $ 8.32          0
PROFUND VP FINANCIALS
   03/14/2005 to 12/31/2005...........    $10.08       $10.56          0
   01/01/2006 to 12/31/2006...........    $10.56       $12.07          0
   01/01/2007 to 12/31/2007...........    $12.07       $ 9.51          0
   01/01/2008 to 12/31/2008...........    $ 9.51       $ 4.58          0
   01/01/2009 to 12/31/2009...........    $ 4.58       $ 5.13          0
   01/01/2010 to 12/31/2010...........    $ 5.13       $ 5.54          0
   01/01/2011 to 12/31/2011...........    $ 5.54       $ 4.65          0
PROFUND VP HEALTH CARE
   03/14/2005 to 12/31/2005...........    $10.09       $10.49          0
   01/01/2006 to 12/31/2006...........    $10.49       $10.76          0
   01/01/2007 to 12/31/2007...........    $10.76       $11.17          0
   01/01/2008 to 12/31/2008...........    $11.17       $ 8.23          0
   01/01/2009 to 12/31/2009...........    $ 8.23       $ 9.59          0
   01/01/2010 to 12/31/2010...........    $ 9.59       $ 9.60          0
   01/01/2011 to 12/31/2011...........    $ 9.60       $10.30          0
PROFUND VP INDUSTRIALS
   03/14/2005 to 12/31/2005...........    $10.06       $10.10          0
   01/01/2006 to 12/31/2006...........    $10.10       $10.98          0
   01/01/2007 to 12/31/2007...........    $10.98       $11.95          0
   01/01/2008 to 12/31/2008...........    $11.95       $ 6.92          0
   01/01/2009 to 12/31/2009...........    $ 6.92       $ 8.37          0
   01/01/2010 to 12/31/2010...........    $ 8.37       $10.09          0
   01/01/2011 to 12/31/2011...........    $10.09       $ 9.65          0
PROFUND VP INTERNET
   03/14/2005 to 12/31/2005...........    $ 9.94       $12.76          0
   01/01/2006 to 12/31/2006...........    $12.76       $12.59          0
   01/01/2007 to 12/31/2007...........    $12.59       $13.51          0
   01/01/2008 to 12/31/2008...........    $13.51       $ 7.26          0
   01/01/2009 to 12/31/2009...........    $ 7.26       $12.54          0
   01/01/2010 to 12/31/2010...........    $12.54       $16.52          0
   01/01/2011 to 12/31/2011...........    $16.52       $14.98          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP JAPAN
   03/14/2005 to 12/31/2005...........    $ 9.95       $13.42          0
   01/01/2006 to 12/31/2006...........    $13.42       $14.49          0
   01/01/2007 to 12/31/2007...........    $14.49       $12.70          0
   01/01/2008 to 12/31/2008...........    $12.70       $ 7.32          0
   01/01/2009 to 12/31/2009...........    $ 7.32       $ 7.86          0
   01/01/2010 to 12/31/2010...........    $ 7.86       $ 7.16          0
   01/01/2011 to 12/31/2011...........    $ 7.16       $ 5.68          0
PROFUND VP LARGE-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.03       $10.02          0
   01/01/2006 to 12/31/2006...........    $10.02       $10.64          0
   01/01/2007 to 12/31/2007...........    $10.64       $11.09          0
   01/01/2008 to 12/31/2008...........    $11.09       $ 6.96          0
   01/01/2009 to 12/31/2009...........    $ 6.96       $ 8.80          0
   01/01/2010 to 12/31/2010...........    $ 8.80       $ 9.70          0
   01/01/2011 to 12/31/2011...........    $ 9.70       $ 9.74          0
PROFUND VP LARGE-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.07       $10.23          0
   01/01/2006 to 12/31/2006...........    $10.23       $11.83          0
   01/01/2007 to 12/31/2007...........    $11.83       $11.54          0
   01/01/2008 to 12/31/2008...........    $11.54       $ 6.69          0
   01/01/2009 to 12/31/2009...........    $ 6.69       $ 7.78          0
   01/01/2010 to 12/31/2010...........    $ 7.78       $ 8.56          0
   01/01/2011 to 12/31/2011...........    $ 8.56       $ 8.23          0
PROFUND VP MID-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.06       $10.79          0
   01/01/2006 to 12/31/2006...........    $10.79       $10.93          0
   01/01/2007 to 12/31/2007...........    $10.93       $11.89          0
   01/01/2008 to 12/31/2008...........    $11.89       $ 7.09          0
   01/01/2009 to 12/31/2009...........    $ 7.09       $ 9.55          0
   01/01/2010 to 12/31/2010...........    $ 9.55       $11.95          0
   01/01/2011 to 12/31/2011...........    $11.95       $11.30          0
PROFUND VP MID-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.10       $10.63          0
   01/01/2006 to 12/31/2006...........    $10.63       $11.63          0
   01/01/2007 to 12/31/2007...........    $11.63       $11.44          0
   01/01/2008 to 12/31/2008...........    $11.44       $ 7.10          0
   01/01/2009 to 12/31/2009...........    $ 7.10       $ 9.05          0
   01/01/2010 to 12/31/2010...........    $ 9.05       $10.61          0
   01/01/2011 to 12/31/2011...........    $10.61       $ 9.93          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP NASDAQ-100
   03/14/2005 to 12/31/2005...........    $10.06       $10.59          0
   01/01/2006 to 12/31/2006...........    $10.59       $10.88          0
   01/01/2007 to 12/31/2007...........    $10.88       $12.46          0
   01/01/2008 to 12/31/2008...........    $12.46       $ 6.98          0
   01/01/2009 to 12/31/2009...........    $ 6.98       $10.33          0
   01/01/2010 to 12/31/2010...........    $10.33       $11.90          0
   01/01/2011 to 12/31/2011...........    $11.90       $11.76          0
PROFUND VP OIL & GAS
   03/14/2005 to 12/31/2005...........    $10.07       $10.96          0
   01/01/2006 to 12/31/2006...........    $10.96       $12.88          0
   01/01/2007 to 12/31/2007...........    $12.88       $16.61          0
   01/01/2008 to 12/31/2008...........    $16.61       $10.20          0
   01/01/2009 to 12/31/2009...........    $10.20       $11.48          0
   01/01/2010 to 12/31/2010...........    $11.48       $13.16          0
   01/01/2011 to 12/31/2011...........    $13.16       $13.11          0
PROFUND VP PHARMACEUTICALS
   03/14/2005 to 12/31/2005...........    $10.02       $ 9.47          0
   01/01/2006 to 12/31/2006...........    $ 9.47       $10.35          0
   01/01/2007 to 12/31/2007...........    $10.35       $10.31          0
   01/01/2008 to 12/31/2008...........    $10.31       $ 8.08          0
   01/01/2009 to 12/31/2009...........    $ 8.08       $ 9.20          0
   01/01/2010 to 12/31/2010...........    $ 9.20       $ 9.01          0
   01/01/2011 to 12/31/2011...........    $ 9.01       $10.19          0
PROFUND VP PRECIOUS METALS
   03/14/2005 to 12/31/2005...........    $ 9.89       $12.04          0
   01/01/2006 to 12/31/2006...........    $12.04       $12.59          0
   01/01/2007 to 12/31/2007...........    $12.59       $15.01          0
   01/01/2008 to 12/31/2008...........    $15.01       $10.12          0
   01/01/2009 to 12/31/2009...........    $10.12       $13.34          0
   01/01/2010 to 12/31/2010...........    $13.34       $17.27          0
   01/01/2011 to 12/31/2011...........    $17.27       $13.59          0
PROFUND VP REAL ESTATE
   03/14/2005 to 12/31/2005...........    $10.15       $11.21          0
   01/01/2006 to 12/31/2006...........    $11.21       $14.47          0
   01/01/2007 to 12/31/2007...........    $14.47       $11.33          0
   01/01/2008 to 12/31/2008...........    $11.33       $ 6.48          0
   01/01/2009 to 12/31/2009...........    $ 6.48       $ 8.07          0
   01/01/2010 to 12/31/2010...........    $ 8.07       $ 9.80          0
   01/01/2011 to 12/31/2011...........    $ 9.80       $10.00          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP RISING RATES OPPORTUNITY
   03/14/2005 to 12/31/2005...........    $ 9.92       $ 9.11          0
   01/01/2006 to 12/31/2006...........    $ 9.11       $ 9.78          0
   01/01/2007 to 12/31/2007...........    $ 9.78       $ 9.03          0
   01/01/2008 to 12/31/2008...........    $ 9.03       $ 5.45          0
   01/01/2009 to 12/31/2009...........    $ 5.45       $ 7.02          0
   01/01/2010 to 12/31/2010...........    $ 7.02       $ 5.74          0
   01/01/2011 to 12/31/2011...........    $ 5.74       $ 3.50          0
PROFUND VP SEMICONDUCTOR
   03/14/2005 to 12/31/2005...........    $10.04       $10.68          0
   01/01/2006 to 12/31/2006...........    $10.68       $ 9.67          0
   01/01/2007 to 12/31/2007...........    $ 9.67       $10.08          0
   01/01/2008 to 12/31/2008...........    $10.08       $ 4.93          0
   01/01/2009 to 12/31/2009...........    $ 4.93       $ 7.88          0
   01/01/2010 to 12/31/2010...........    $ 7.88       $ 8.62          0
   01/01/2011 to 12/31/2011...........    $ 8.62       $ 8.07          0
PROFUND VP SHORT MID-CAP
   03/14/2005 to 12/31/2005...........    $ 9.93       $ 8.97          0
   01/01/2006 to 12/31/2006...........    $ 8.97       $ 8.42          0
   01/01/2007 to 12/31/2007...........    $ 8.42       $ 7.96          0
   01/01/2008 to 12/31/2008...........    $ 7.96       $10.23          0
   01/01/2009 to 12/31/2009...........    $10.23       $ 6.44          0
   01/01/2010 to 12/31/2010...........    $ 6.44       $ 4.65          0
   01/01/2011 to 12/31/2011...........    $ 4.65       $ 4.15          0
PROFUND VP SHORT NASDAQ-100
   03/14/2005 to 12/31/2005...........    $ 9.94       $ 9.17          0
   01/01/2006 to 12/31/2006...........    $ 9.17       $ 8.81          0
   01/01/2007 to 12/31/2007...........    $ 8.81       $ 7.59          0
   01/01/2008 to 12/31/2008...........    $ 7.59       $10.95          0
   01/01/2009 to 12/31/2009...........    $10.95       $ 6.33          0
   01/01/2010 to 12/31/2010...........    $ 6.33       $ 4.86          0
   01/01/2011 to 12/31/2011...........    $ 4.86       $ 4.24          0
PROFUND VP SHORT SMALL-CAP
   03/14/2005 to 12/31/2005...........    $ 9.95       $ 9.20          0
   01/01/2006 to 12/31/2006...........    $ 9.20       $ 7.90          0
   01/01/2007 to 12/31/2007...........    $ 7.90       $ 8.05          0
   01/01/2008 to 12/31/2008...........    $ 8.05       $ 9.72          0
   01/01/2009 to 12/31/2009...........    $ 9.72       $ 6.40          0
   01/01/2010 to 12/31/2010...........    $ 6.40       $ 4.43          0
   01/01/2011 to 12/31/2011...........    $ 4.43       $ 3.93          0
PROFUND VP SMALL-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.04       $10.51          0
   01/01/2006 to 12/31/2006...........    $10.51       $11.13          0
   01/01/2007 to 12/31/2007...........    $11.13       $11.28          0
   01/01/2008 to 12/31/2008...........    $11.28       $ 7.25          0
   01/01/2009 to 12/31/2009...........    $ 7.25       $ 8.90          0
   01/01/2010 to 12/31/2010...........    $ 8.90       $10.90          0
   01/01/2011 to 12/31/2011...........    $10.90       $10.76          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.04       $10.33          0
   01/01/2006 to 12/31/2006...........    $10.33       $11.82          0
   01/01/2007 to 12/31/2007...........    $11.82       $10.68          0
   01/01/2008 to 12/31/2008...........    $10.68       $ 7.21          0
   01/01/2009 to 12/31/2009...........    $ 7.21       $ 8.45          0
   01/01/2010 to 12/31/2010...........    $ 8.45       $10.05          0
   01/01/2011 to 12/31/2011...........    $10.05       $ 9.39          0
PROFUND VP TECHNOLOGY
   03/14/2005 to 12/31/2005...........    $10.03       $10.57          0
   01/01/2006 to 12/31/2006...........    $10.57       $11.13          0
   01/01/2007 to 12/31/2007...........    $11.13       $12.40          0
   01/01/2008 to 12/31/2008...........    $12.40       $ 6.72          0
   01/01/2009 to 12/31/2009...........    $ 6.72       $10.57          0
   01/01/2010 to 12/31/2010...........    $10.57       $11.40          0
   01/01/2011 to 12/31/2011...........    $11.40       $10.95          0
PROFUND VP TELECOMMUNICATIONS
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.77          0
   01/01/2006 to 12/31/2006...........    $ 9.77       $12.78          0
   01/01/2007 to 12/31/2007...........    $12.78       $13.49          0
   01/01/2008 to 12/31/2008...........    $13.49       $ 8.61          0
   01/01/2009 to 12/31/2009...........    $ 8.61       $ 9.00          0
   01/01/2010 to 12/31/2010...........    $ 9.00       $10.15          0
   01/01/2011 to 12/31/2011...........    $10.15       $10.07          0
PROFUND VP U.S. GOVERNMENT PLUS
   03/14/2005 to 12/31/2005...........    $10.08       $10.58          0
   01/01/2006 to 12/31/2006...........    $10.58       $ 9.84          0
   01/01/2007 to 12/31/2007...........    $ 9.84       $10.55          0
   01/01/2008 to 12/31/2008...........    $10.55       $15.38          0
   01/01/2009 to 12/31/2009...........    $15.38       $10.10          0
   01/01/2010 to 12/31/2010...........    $10.10       $10.83          0
   01/01/2011 to 12/31/2011...........    $10.83       $15.14          0
PROFUND VP ULTRABULL
   03/14/2005 to 12/31/2005...........    $10.11       $10.28          0
   01/01/2006 to 12/31/2006...........    $10.28       $12.32          0
   01/01/2007 to 12/31/2007...........    $12.32       $12.10          0
   01/01/2008 to 12/31/2008...........    $12.10       $ 3.84          0
   01/01/2009 to 12/31/2009...........    $ 3.84       $ 5.41          0
   01/01/2010 to 12/31/2010...........    $ 5.41       $ 6.44          0
   01/01/2011 to 12/31/2011...........    $ 6.44       $ 5.97          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRAMID-CAP
   03/14/2005 to 12/31/2005...........    $10.15       $11.42          0
   01/01/2006 to 12/31/2006...........    $11.42       $12.31          0
   01/01/2007 to 12/31/2007...........    $12.31       $12.70          0
   01/01/2008 to 12/31/2008...........    $12.70       $ 4.02          0
   01/01/2009 to 12/31/2009...........    $ 4.02       $ 6.50          0
   01/01/2010 to 12/31/2010...........    $ 6.50       $ 9.47          0
   01/01/2011 to 12/31/2011...........    $ 9.47       $ 7.96          0
PROFUND VP ULTRANASDAQ-100
   03/14/2005 to 12/31/2005...........    $10.15       $11.08          0
   01/01/2006 to 12/31/2006...........    $11.08       $11.32          0
   01/01/2007 to 12/31/2007...........    $11.32       $14.16          0
   01/01/2008 to 12/31/2008...........    $14.16       $ 3.76          0
   01/01/2009 to 12/31/2009...........    $ 3.76       $ 8.03          0
   01/01/2010 to 12/31/2010...........    $ 8.03       $10.58          0
   01/01/2011 to 12/31/2011...........    $10.58       $10.18          0
PROFUND VP ULTRASMALL-CAP
   03/14/2005 to 12/31/2005...........    $10.12       $10.69          0
   01/01/2006 to 12/31/2006...........    $10.69       $13.13          0
   01/01/2007 to 12/31/2007...........    $13.13       $11.10          0
   01/01/2008 to 12/31/2008...........    $11.10       $ 3.65          0
   01/01/2009 to 12/31/2009...........    $ 3.65       $ 4.99          0
   01/01/2010 to 12/31/2010...........    $ 4.99       $ 7.21          0
   01/01/2011 to 12/31/2011...........    $ 7.21       $ 5.70          0
PROFUND VP UTILITIES
   03/14/2005 to 12/31/2005...........    $10.17       $10.64          0
   01/01/2006 to 12/31/2006...........    $10.64       $12.35          0
   01/01/2007 to 12/31/2007...........    $12.35       $13.93          0
   01/01/2008 to 12/31/2008...........    $13.93       $ 9.40          0
   01/01/2009 to 12/31/2009...........    $ 9.40       $10.14          0
   01/01/2010 to 12/31/2010...........    $10.14       $10.47          0
   01/01/2011 to 12/31/2011...........    $10.47       $11.98          0
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.93       $11.21          0
   01/01/2006 to 12/31/2006...........    $11.21       $13.22          0
   01/01/2007 to 12/31/2007...........    $13.22       $15.39          0
   01/01/2008 to 12/31/2008...........    $15.39       $ 7.45          0
   01/01/2009 to 12/31/2009...........    $ 7.45       $ 9.95          0
   01/01/2010 to 12/31/2010...........    $ 9.95       $11.05          0
   01/01/2011 to 12/31/2011...........    $11.05       $ 9.16          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
S&P TARGET 24 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.10       $10.51            0
   01/01/2006 to 12/31/2006...........    $10.51       $10.54            0
   01/01/2007 to 12/31/2007...........    $10.54       $10.69            0
   01/01/2008 to 12/31/2008...........    $10.69       $ 7.51            0
   01/01/2009 to 12/31/2009...........    $ 7.51       $ 8.32        2,776
   01/01/2010 to 12/31/2010...........    $ 8.32       $ 9.66            0
   01/01/2011 to 12/31/2011...........    $ 9.66       $10.22            0
TARGET MANAGED VIP PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $10.47            0
   01/01/2006 to 12/31/2006...........    $10.47       $11.37            0
   01/01/2007 to 12/31/2007...........    $11.37       $12.12            0
   01/01/2008 to 12/31/2008...........    $12.12       $ 6.51            0
   01/01/2009 to 12/31/2009...........    $ 6.51       $ 7.17           54
   01/01/2010 to 12/31/2010...........    $ 7.17       $ 8.32           89
   01/01/2011 to 12/31/2011...........    $ 8.32       $ 7.97           53
THE DOW DART 10 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.56            0
   01/01/2006 to 12/31/2006...........    $ 9.56       $11.70            0
   01/01/2007 to 12/31/2007...........    $11.70       $11.47            0
   01/01/2008 to 12/31/2008...........    $11.47       $ 7.98            0
   01/01/2009 to 12/31/2009...........    $ 7.98       $ 8.86            0
   01/01/2010 to 12/31/2010...........    $ 8.86       $10.08            0
   01/01/2011 to 12/31/2011...........    $10.08       $10.57            0
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.70            0
   01/01/2006 to 12/31/2006...........    $ 9.70       $11.16            0
   01/01/2007 to 12/31/2007...........    $11.16       $10.99            0
   01/01/2008 to 12/31/2008...........    $10.99       $ 6.36          222
   01/01/2009 to 12/31/2009...........    $ 6.36       $ 7.07        9,951
   01/01/2010 to 12/31/2010...........    $ 7.07       $ 8.03        4,371
   01/01/2011 to 12/31/2011...........    $ 8.03       $ 8.29        3,575
VALUE LINE TARGET 25 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $11.14            0
   01/01/2006 to 12/31/2006...........    $11.14       $11.17            0
   01/01/2007 to 12/31/2007...........    $11.17       $12.85            0
   01/01/2008 to 12/31/2008...........    $12.85       $ 5.66            0
   01/01/2009 to 12/31/2009...........    $ 5.66       $ 5.90            0
   01/01/2010 to 12/31/2010...........    $ 5.90       $ 7.50            0
   01/01/2011 to 12/31/2011...........    $ 7.50       $ 5.50            0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   03/14/2005 to 12/31/2005...........    $10.07       $10.12            0
   01/01/2006 to 12/31/2006...........    $10.12       $11.68            0
   01/01/2007 to 12/31/2007...........    $11.68       $11.70            0
   01/01/2008 to 12/31/2008...........    $11.70       $ 7.24            0
   01/01/2009 to 12/31/2009...........    $ 7.24       $ 8.24            0
   01/01/2010 to 07/16/2010...........    $ 8.24       $ 7.87            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 8.93       $10.75           0
   01/01/2011 to 12/31/2011...........    $10.75       $ 9.13           0
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 7.87       $ 9.13          67
   01/01/2011 to 12/31/2011...........    $ 9.13       $ 8.71         100
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $10.96       $13.76         177
   01/01/2011 to 12/31/2011...........    $13.76       $12.68         168
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.19           0
   01/01/2011 to 12/31/2011...........    $12.19       $11.36           0

* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   03/19/2007* to 12/31/2007..........    $11.70       $11.98        18,903
   01/01/2008 to 12/31/2008...........    $11.98       $11.31         2,910
   01/01/2009 to 12/31/2009...........    $11.31       $13.10         3,789
   01/01/2010 to 12/31/2010...........    $13.10       $15.09         5,807
   01/01/2011 to 12/31/2011...........    $15.09       $15.35        35,322
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.08       $11.99       411,706
   01/01/2008 to 12/31/2008...........    $11.99       $ 8.09       371,911
   01/01/2009 to 12/31/2009...........    $ 8.09       $ 9.96       250,364
   01/01/2010 to 12/31/2010...........    $ 9.96       $11.04       243,717
   01/01/2011 to 12/31/2011...........    $11.04       $10.64       237,622
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.80       $11.62       226,629
   01/01/2008 to 12/31/2008...........    $11.62       $ 8.07       252,802
   01/01/2009 to 12/31/2009...........    $ 8.07       $10.09       239,014
   01/01/2010 to 12/31/2010...........    $10.09       $11.35       184,259
   01/01/2011 to 12/31/2011...........    $11.35       $11.25       191,948
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $17.44       $17.54       228,111
   01/01/2008 to 12/31/2008...........    $17.54       $11.33       154,997
   01/01/2009 to 12/31/2009...........    $11.33       $13.21       198,496
   01/01/2010 to 12/31/2010...........    $13.21       $14.89       169,315
   01/01/2011 to 12/31/2011...........    $14.89       $15.27       162,593
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.00       $11.86       133,094
   01/01/2008 to 12/31/2008...........    $11.86       $ 8.37       237,851
   01/01/2009 to 12/31/2009...........    $ 8.37       $10.22       257,542
   01/01/2010 to 12/31/2010...........    $10.22       $11.36       323,653
   01/01/2011 to 12/31/2011...........    $11.36       $11.11       402,312

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.21           608
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $14.65       $14.77       205,376
   01/01/2008 to 12/31/2008...........    $14.77       $ 9.17       175,827
   01/01/2009 to 12/31/2009...........    $ 9.17       $10.73       110,665
   01/01/2010 to 12/31/2010...........    $10.73       $11.95        84,321
   01/01/2011 to 12/31/2011...........    $11.95       $11.77        70,324
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.38       161,639
   01/01/2009 to 12/31/2009...........    $11.38       $11.23       140,596
   01/01/2010 to 12/31/2010...........    $11.23       $12.16        82,764
   01/01/2011 to 12/31/2011...........    $12.16       $12.81        90,616
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.45           981
   01/01/2010 to 12/31/2010...........    $ 9.45       $10.35         1,607
   01/01/2011 to 12/31/2011...........    $10.35       $11.23         5,489
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.85             0
   01/01/2011 to 12/31/2011...........    $10.85       $11.97         1,453
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $12.13        11,683
   01/01/2009 to 12/31/2009...........    $12.13       $11.28         9,475
   01/01/2010 to 12/31/2010...........    $11.28       $12.41             0
   01/01/2011 to 12/31/2011...........    $12.41       $13.96         2,627
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.20         9,569
   01/01/2009 to 12/31/2009...........    $12.20       $11.14             0
   01/01/2010 to 12/31/2010...........    $11.14       $12.29         4,945
   01/01/2011 to 12/31/2011...........    $12.29       $14.11             0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.86             0
   01/01/2010 to 12/31/2010...........    $ 8.86       $ 9.81         1,268
   01/01/2011 to 12/31/2011...........    $ 9.81       $11.53             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $11.10         2,981
   01/01/2011 to 12/31/2011...........    $11.10       $13.22         6,222
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.12         3,562
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.22       $12.24       420,583
   01/01/2008 to 12/31/2008...........    $12.24       $ 7.88       495,503
   01/01/2009 to 12/31/2009...........    $ 7.88       $ 9.78       462,021
   01/01/2010 to 12/31/2010...........    $ 9.78       $10.98       364,312
   01/01/2011 to 12/31/2011...........    $10.98       $10.61       310,209
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.52             0
   01/01/2008 to 12/31/2008...........    $11.52       $ 7.39         7,390
   01/01/2009 to 12/31/2009...........    $ 7.39       $ 9.28        19,879
   01/01/2010 to 12/31/2010...........    $ 9.28       $10.50        19,915
   01/01/2011 to 12/31/2011...........    $10.50       $10.15        22,151
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.05         3,529
   01/01/2008 to 12/31/2008...........    $10.05       $ 7.21        13,812
   01/01/2009 to 12/31/2009...........    $ 7.21       $ 8.80        41,533
   01/01/2010 to 12/31/2010...........    $ 8.80       $ 9.75        52,644
   01/01/2011 to 12/31/2011...........    $ 9.75       $ 9.48       111,110
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........    $31.90       $24.67       155,081
   01/01/2008 to 12/31/2008...........    $24.67       $15.86       111,995
   01/01/2009 to 12/31/2009...........    $15.86       $20.71        96,981
   01/01/2010 to 12/31/2010...........    $20.71       $26.39        88,762
   01/01/2011 to 12/31/2011...........    $26.39       $27.85        75,280
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.51       $12.80        75,539
   01/01/2008 to 07/18/2008...........    $12.80       $11.77             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $12.62       $13.64       189,572
   01/01/2008 to 12/31/2008...........    $13.64       $ 7.55       125,578
   01/01/2009 to 12/31/2009...........    $ 7.55       $ 9.92        89,622
   01/01/2010 to 12/31/2010...........    $ 9.92       $13.01        81,914
   01/01/2011 to 12/31/2011...........    $13.01       $11.19       137,269

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.01             0
   01/01/2008 to 12/31/2008...........    $10.01       $ 7.21            70
   01/01/2009 to 12/31/2009...........    $ 7.21       $ 8.66             0
   01/01/2010 to 12/31/2010...........    $ 8.66       $ 9.71         3,036
   01/01/2011 to 12/31/2011...........    $ 9.71       $ 9.38        15,195
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.69       $11.43       343,893
   01/01/2008 to 12/31/2008...........    $11.43       $ 7.41       176,530
   01/01/2009 to 12/31/2009...........    $ 7.41       $ 9.09       152,714
   01/01/2010 to 12/31/2010...........    $ 9.09       $10.29       126,118
   01/01/2011 to 12/31/2011...........    $10.29       $10.03       140,161
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.49       $11.62       104,706
   01/01/2008 to 12/31/2008...........    $11.62       $ 6.82       145,715
   01/01/2009 to 12/31/2009...........    $ 6.82       $ 8.51       130,430
   01/01/2010 to 12/31/2010...........    $ 8.51       $10.02       119,611
   01/01/2011 to 12/31/2011...........    $10.02       $ 9.31       121,090
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.50             0
   01/01/2009 to 11/13/2009...........    $ 7.50       $ 8.43             0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.13           192
   01/01/2009 to 12/31/2009...........    $ 6.13       $ 8.20         3,269
   01/01/2010 to 12/31/2010...........    $ 8.20       $ 9.76         8,104
   01/01/2011 to 12/31/2011...........    $ 9.76       $ 9.18        10,323
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $23.34       $26.68       406,767
   01/01/2008 to 12/31/2008...........    $26.68       $15.77       306,283
   01/01/2009 to 12/31/2009...........    $15.77       $23.33       257,290
   01/01/2010 to 12/31/2010...........    $23.33       $25.47       222,209
   01/01/2011 to 12/31/2011...........    $25.47       $24.22       190,087
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........    $28.49       $29.91       507,472
   01/01/2008 to 12/31/2008...........    $29.91       $17.56       379,447
   01/01/2009 to 12/31/2009...........    $17.56       $20.72       266,028
   01/01/2010 to 12/31/2010...........    $20.72       $23.16       214,419
   01/01/2011 to 12/31/2011...........    $23.16       $21.66       193,150

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $ 4.77       $ 5.43       362,040
   01/01/2008 to 12/31/2008...........    $ 5.43       $ 3.18       295,139
   01/01/2009 to 12/31/2009...........    $ 3.18       $ 4.95       301,894
   01/01/2010 to 12/31/2010...........    $ 4.95       $ 5.87       288,663
   01/01/2011 to 12/31/2011...........    $ 5.87       $ 5.64       242,754
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009* to 12/31/2009..........    $18.62       $24.05        96,518
   01/01/2010 to 12/31/2010...........    $24.05       $30.18        78,409
   01/01/2011 to 12/31/2011...........    $30.18       $30.27        68,981
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........    $18.35       $18.28       274,834
   01/01/2008 to 12/31/2008...........    $18.28       $13.48       191,706
   01/01/2009 to 12/31/2009...........    $13.48       $18.09       206,875
   01/01/2010 to 12/31/2010...........    $18.09       $20.32       182,892
   01/01/2011 to 12/31/2011...........    $20.32       $20.76       158,058
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.20             0
   01/01/2008 to 12/31/2008...........    $10.20       $ 7.00        10,506
   01/01/2009 to 12/31/2009...........    $ 7.00       $ 8.77        51,936
   01/01/2010 to 12/31/2010...........    $ 8.77       $ 9.89        69,518
   01/01/2011 to 12/31/2011...........    $ 9.89       $ 9.73        61,897
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18             0
   01/01/2008 to 12/31/2008...........    $10.18       $ 7.64        29,480
   01/01/2009 to 12/31/2009...........    $ 7.64       $ 9.33        30,718
   01/01/2010 to 12/31/2010...........    $ 9.33       $10.31        47,765
   01/01/2011 to 12/31/2011...........    $10.31       $10.15        47,893
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $22.26       $26.40       715,857
   01/01/2008 to 12/31/2008...........    $26.40       $13.01       552,699
   01/01/2009 to 12/31/2009...........    $13.01       $17.42       377,357
   01/01/2010 to 12/31/2010...........    $17.42       $19.75       307,090
   01/01/2011 to 12/31/2011...........    $19.75       $17.03       256,898
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $20.79       $23.92       246,638
   01/01/2008 to 12/31/2008...........    $23.92       $13.26       126,470
   01/01/2009 to 12/31/2009...........    $13.26       $17.13       165,528
   01/01/2010 to 12/31/2010...........    $17.13       $18.84       155,007
   01/01/2011 to 12/31/2011...........    $18.84       $16.31       132,978

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........    $20.72       $20.91        89,434
   01/01/2008 to 12/31/2008...........    $20.91       $17.06       109,736
   01/01/2009 to 12/31/2009...........    $17.06       $20.61        89,471
   01/01/2010 to 12/31/2010...........    $20.61       $21.89        83,097
   01/01/2011 to 12/31/2011...........    $21.89       $21.72        94,146
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.30             0
   01/01/2010 to 12/31/2010...........    $10.30       $11.35         9,275
   01/01/2011 to 12/31/2011...........    $11.35       $11.31         7,961
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.31             0
   01/01/2010 to 12/31/2010...........    $10.31       $11.61             0
   01/01/2011 to 12/31/2011...........    $11.61       $10.82         3,569
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........    $24.10       $26.09       233,797
   01/01/2008 to 12/31/2008...........    $26.09       $15.14       128,075
   01/01/2009 to 12/31/2009...........    $15.14       $20.37       111,338
   01/01/2010 to 12/31/2010...........    $20.37       $21.61        99,329
   01/01/2011 to 12/31/2011...........    $21.61       $19.43        88,820
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $26.11       $25.41       451,318
   01/01/2008 to 12/31/2008...........    $25.41       $14.72       267,385
   01/01/2009 to 12/31/2009...........    $14.72       $17.40       205,587
   01/01/2010 to 12/31/2010...........    $17.40       $19.50       184,694
   01/01/2011 to 12/31/2011...........    $19.50       $18.50       150,135
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $14.26       $14.68       220,080
   01/01/2008 to 12/31/2008...........    $14.68       $11.16       140,679
   01/01/2009 to 12/31/2009...........    $11.16       $14.87       152,690
   01/01/2010 to 12/31/2010...........    $14.87       $16.69       119,402
   01/01/2011 to 12/31/2011...........    $16.69       $18.20        95,056
AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $19.69       $22.29       971,315
   01/01/2008 to 12/31/2008...........    $22.29       $12.43       710,826
   01/01/2009 to 12/31/2009...........    $12.43       $15.97       454,565
   01/01/2010 to 12/31/2010...........    $15.97       $18.93       364,357
   01/01/2011 to 12/31/2011...........    $18.93       $18.57       314,477
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.16       $16.41       233,832
   01/01/2008 to 12/31/2008...........    $16.41       $10.73       185,745
   01/01/2009 to 12/31/2009...........    $10.73       $13.96       141,465
   01/01/2010 to 12/31/2010...........    $13.96       $15.49       128,001
   01/01/2011 to 12/31/2011...........    $15.49       $14.86       129,617

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $ 8.71       $ 9.99        385,830
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 6.30        283,991
   01/01/2009 to 12/31/2009...........    $ 6.30       $ 7.75        357,512
   01/01/2010 to 12/31/2010...........    $ 7.75       $ 8.65        303,538
   01/01/2011 to 12/31/2011...........    $ 8.65       $ 8.52        270,926
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $14.11       $14.12        123,018
   01/01/2008 to 12/31/2008...........    $14.12       $ 8.65         81,270
   01/01/2009 to 12/31/2009...........    $ 8.65       $11.89         67,540
   01/01/2010 to 12/31/2010...........    $11.89       $14.55         63,900
   01/01/2011 to 12/31/2011...........    $14.55       $13.91         39,508
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........    $13.73       $14.14      2,274,112
   01/01/2008 to 12/31/2008...........    $14.14       $14.35      2,934,205
   01/01/2009 to 12/31/2009...........    $14.35       $14.25      1,421,640
   01/01/2010 to 12/31/2010...........    $14.25       $14.11      1,176,323
   01/01/2011 to 12/31/2011...........    $14.11       $13.97        824,499
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $35.44       $35.87        379,524
   01/01/2008 to 12/31/2008...........    $35.87       $20.51        269,632
   01/01/2009 to 12/31/2009...........    $20.51       $28.55        181,892
   01/01/2010 to 12/31/2010...........    $28.55       $34.89        147,445
   01/01/2011 to 12/31/2011...........    $34.89       $33.69        125,064
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.08              0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $25.39       $29.67        403,400
   01/01/2008 to 12/31/2008...........    $29.67       $16.69        258,551
   01/01/2009 to 12/31/2009...........    $16.69       $21.45        202,478
   01/01/2010 to 12/31/2010...........    $21.45       $27.32        181,262
   01/01/2011 to 12/31/2011...........    $27.32       $27.50        154,240
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.58       $12.29        291,364
   01/01/2008 to 12/31/2008...........    $12.29       $ 6.99        185,040
   01/01/2009 to 12/31/2009...........    $ 6.99       $ 8.48        130,897
   01/01/2010 to 12/31/2010...........    $ 8.48       $10.10        108,496
   01/01/2011 to 04/29/2011...........    $10.10       $11.35              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.59           354
   01/01/2009 to 12/31/2009...........    $ 5.59       $ 9.22        21,493
   01/01/2010 to 12/31/2010...........    $ 9.22       $11.16        57,487
   01/01/2011 to 12/31/2011...........    $11.16       $ 8.81        55,390
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.85       $16.61       476,073
   01/01/2008 to 12/31/2008...........    $16.61       $16.63       417,181
   01/01/2009 to 12/31/2009...........    $16.63       $18.15       376,120
   01/01/2010 to 12/31/2010...........    $18.15       $18.67       283,949
   01/01/2011 to 12/31/2011...........    $18.67       $18.90       241,831
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........    $19.37       $20.48       932,528
   01/01/2008 to 12/31/2008...........    $20.48       $19.82       673,230
   01/01/2009 to 12/31/2009...........    $19.82       $22.86       695,034
   01/01/2010 to 12/31/2010...........    $22.86       $24.38       586,949
   01/01/2011 to 12/31/2011...........    $24.38       $24.90       532,204
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.79       $11.55        89,895
   01/01/2008 to 12/31/2008...........    $11.55       $ 9.21       152,701
   01/01/2009 to 12/31/2009...........    $ 9.21       $10.94       182,513
   01/01/2010 to 12/31/2010...........    $10.94       $11.98       203,990
   01/01/2011 to 12/31/2011...........    $11.98       $11.98       173,004
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.08             0
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........    $14.84       $15.22       396,251
   01/01/2008 to 12/31/2008...........    $15.22       $ 9.23       222,439
   01/01/2009 to 12/31/2009...........    $ 9.23       $11.14       165,516
   01/01/2010 to 12/31/2010...........    $11.14       $12.68       148,208
   01/01/2011 to 12/31/2011...........    $12.68       $12.99       123,296
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.94             0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........    $17.56       $18.95        57,993
   01/01/2008 to 12/31/2008...........    $18.95       $13.09        38,831
   01/01/2009 to 12/31/2009...........    $13.09       $16.52        56,078
   01/01/2010 to 12/31/2010...........    $16.52       $18.28        55,356
   01/01/2011 to 12/31/2011...........    $18.28       $17.49        63,882

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $17.47       $18.11       238,483
   01/01/2008 to 12/31/2008...........    $18.11       $11.66       196,511
   01/01/2009 to 12/31/2009...........    $11.66       $15.45       165,746
   01/01/2010 to 12/31/2010...........    $15.45       $20.87       138,847
   01/01/2011 to 12/31/2011...........    $20.87       $20.46       118,573
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $25.10       $23.42       357,717
   01/01/2008 to 12/31/2008...........    $23.42       $16.30       265,536
   01/01/2009 to 12/31/2009...........    $16.30       $20.49       179,703
   01/01/2010 to 12/31/2010...........    $20.49       $25.56       142,958
   01/01/2011 to 12/31/2011...........    $25.56       $23.79       125,180
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $24.42       $25.66       177,727
   01/01/2008 to 12/31/2008...........    $25.66       $18.81       170,365
   01/01/2009 to 12/31/2009...........    $18.81       $23.12       143,983
   01/01/2010 to 12/31/2010...........    $23.12       $25.53       132,162
   01/01/2011 to 12/31/2011...........    $25.53       $25.78       105,184
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.28       $14.85       396,679
   01/01/2008 to 12/31/2008...........    $14.85       $ 8.54       201,923
   01/01/2009 to 12/31/2009...........    $ 8.54       $10.47       124,152
   01/01/2010 to 12/31/2010...........    $10.47       $11.74       109,186
   01/01/2011 to 12/31/2011...........    $11.74       $11.43        78,033
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.17       $16.31       195,478
   01/01/2008 to 12/31/2008...........    $16.31       $15.75       157,502
   01/01/2009 to 12/31/2009...........    $15.75       $17.49       152,843
   01/01/2010 to 12/31/2010...........    $17.49       $18.30       130,474
   01/01/2011 to 12/31/2011...........    $18.30       $18.87       127,285
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.60       $16.92       156,491
   01/01/2008 to 12/31/2008...........    $16.92       $ 9.96       118,069
   01/01/2009 to 12/31/2009...........    $ 9.96       $15.12       139,111
   01/01/2010 to 12/31/2010...........    $15.12       $17.33        91,822
   01/01/2011 to 12/31/2011...........    $17.33       $16.87        92,278

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........    $49.29       $67.50        91,058
   01/01/2008 to 12/31/2008...........    $67.50       $33.42        67,882
   01/01/2009 to 12/31/2009...........    $33.42       $49.42        59,018
   01/01/2010 to 12/31/2010...........    $49.42       $58.93        51,233
   01/01/2011 to 12/31/2011...........    $58.93       $49.64        45,841
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.38       $12.42        62,773
   01/01/2008 to 12/31/2008...........    $12.42       $ 7.09       126,503
   01/01/2009 to 12/31/2009...........    $ 7.09       $ 9.02        66,395
   01/01/2010 to 12/31/2010...........    $ 9.02       $10.24        85,069
   01/01/2011 to 12/31/2011...........    $10.24       $ 9.78        56,049
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99         5,043
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 9.37        57,790
   01/01/2009 to 12/31/2009...........    $ 9.37       $10.36        14,693
   01/01/2010 to 12/31/2010...........    $10.36       $11.05        13,807
   01/01/2011 to 12/31/2011...........    $11.05       $11.60        26,245
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.67         4,104
   01/01/2009 to 12/31/2009...........    $ 6.67       $ 8.59        14,124
   01/01/2010 to 12/31/2010...........    $ 8.59       $ 9.38        39,395
   01/01/2011 to 12/31/2011...........    $ 9.38       $ 9.13        36,737
INVESCO V.I. CAPITAL DEVELOPMENT FUND
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.21        20,926
INVESCO V.I. DIVIDEND GROWTH FUND
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.16        13,364
PROFUND VP ASIA 30
   03/19/2007* to 12/31/2007..........    $19.45       $29.86        58,237
   01/01/2008 to 12/31/2008...........    $29.86       $14.54        42,878
   01/01/2009 to 12/31/2009...........    $14.54       $22.20        34,398
   01/01/2010 to 12/31/2010...........    $22.20       $25.03        27,777
   01/01/2011 to 12/31/2011...........    $25.03       $18.09        14,044
PROFUND VP BANKS
   03/19/2007* to 12/31/2007..........    $13.14       $ 9.91        62,100
   01/01/2008 to 12/31/2008...........    $ 9.91       $ 5.21        47,464
   01/01/2009 to 12/31/2009...........    $ 5.21       $ 4.94         1,052
   01/01/2010 to 12/31/2010...........    $ 4.94       $ 5.30           843
   01/01/2011 to 12/31/2011...........    $ 5.30       $ 3.84           836

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BASIC MATERIALS
   03/19/2007* to 12/31/2007..........    $15.00       $18.12        40,124
   01/01/2008 to 12/31/2008...........    $18.12       $ 8.71        11,448
   01/01/2009 to 12/31/2009...........    $ 8.71       $14.01        10,331
   01/01/2010 to 12/31/2010...........    $14.01       $17.98        10,826
   01/01/2011 to 12/31/2011...........    $17.98       $14.93         5,870
PROFUND VP BEAR
   03/19/2007* to 12/31/2007..........    $ 8.39       $ 8.18        28,504
   01/01/2008 to 12/31/2008...........    $ 8.18       $11.33        54,575
   01/01/2009 to 12/31/2009...........    $11.33       $ 8.09        34,435
   01/01/2010 to 12/31/2010...........    $ 8.09       $ 6.58        20,213
   01/01/2011 to 12/31/2011...........    $ 6.58       $ 5.94        15,996
PROFUND VP BIOTECHNOLOGY
   03/19/2007* to 12/31/2007..........    $ 8.30       $ 8.57        36,098
   01/01/2008 to 12/31/2008...........    $ 8.57       $ 8.64        31,300
   01/01/2009 to 12/31/2009...........    $ 8.64       $ 8.87        12,600
   01/01/2010 to 12/31/2010...........    $ 8.87       $ 9.23        14,775
   01/01/2011 to 12/31/2011...........    $ 9.23       $ 9.74        13,350
PROFUND VP BULL
   03/19/2007* to 12/31/2007..........    $12.10       $12.58       357,217
   01/01/2008 to 12/31/2008...........    $12.58       $ 7.76        31,415
   01/01/2009 to 12/31/2009...........    $ 7.76       $ 9.55       117,689
   01/01/2010 to 12/31/2010...........    $ 9.55       $10.65        73,549
   01/01/2011 to 12/31/2011...........    $10.65       $10.54        67,495
PROFUND VP CONSUMER GOODS PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.56       $12.35        28,036
   01/01/2008 to 12/31/2008...........    $12.35       $ 8.96         6,520
   01/01/2009 to 12/31/2009...........    $ 8.96       $10.79        50,609
   01/01/2010 to 12/31/2010...........    $10.79       $12.53        13,098
   01/01/2011 to 12/31/2011...........    $12.53       $13.27        11,070
PROFUND VP CONSUMER SERVICES
   03/19/2007* to 12/31/2007..........    $10.18       $ 9.25           664
   01/01/2008 to 12/31/2008...........    $ 9.25       $ 6.28        25,348
   01/01/2009 to 12/31/2009...........    $ 6.28       $ 8.14         9,181
   01/01/2010 to 12/31/2010...........    $ 8.14       $ 9.78         1,220
   01/01/2011 to 12/31/2011...........    $ 9.78       $10.21        10,521
PROFUND VP EUROPE 30
   03/19/2007* to 12/31/2007..........    $11.06       $12.82        58,476
   01/01/2008 to 12/31/2008...........    $12.82       $ 7.10        38,982
   01/01/2009 to 12/31/2009...........    $ 7.10       $ 9.30        95,905
   01/01/2010 to 12/31/2010...........    $ 9.30       $ 9.45        18,436
   01/01/2011 to 12/31/2011...........    $ 9.45       $ 8.53        10,431

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   03/19/2007* to 12/31/2007..........    $12.53       $10.41         8,563
   01/01/2008 to 12/31/2008...........    $10.41       $ 5.10         4,121
   01/01/2009 to 12/31/2009...........    $ 5.10       $ 5.81         7,721
   01/01/2010 to 12/31/2010...........    $ 5.81       $ 6.38         3,496
   01/01/2011 to 12/31/2011...........    $ 6.38       $ 5.44         2,863
PROFUND VP HEALTH CARE
   03/19/2007* to 12/31/2007..........    $ 9.22       $ 9.77        51,110
   01/01/2008 to 12/31/2008...........    $ 9.77       $ 7.32        11,936
   01/01/2009 to 12/31/2009...........    $ 7.32       $ 8.66        39,318
   01/01/2010 to 12/31/2010...........    $ 8.66       $ 8.82         3,460
   01/01/2011 to 12/31/2011...........    $ 8.82       $ 9.62         6,078
PROFUND VP INDUSTRIALS
   03/19/2007* to 12/31/2007..........    $12.90       $14.07         4,384
   01/01/2008 to 12/31/2008...........    $14.07       $ 8.29        31,312
   01/01/2009 to 12/31/2009...........    $ 8.29       $10.18         7,827
   01/01/2010 to 12/31/2010...........    $10.18       $12.47         3,526
   01/01/2011 to 12/31/2011...........    $12.47       $12.13         2,394
PROFUND VP INTERNET
   03/19/2007* to 12/31/2007..........    $19.64       $21.19         2,722
   01/01/2008 to 12/31/2008...........    $21.19       $11.58           523
   01/01/2009 to 12/31/2009...........    $11.58       $20.32        16,280
   01/01/2010 to 12/31/2010...........    $20.32       $27.21         6,995
   01/01/2011 to 12/31/2011...........    $27.21       $25.08         2,636
PROFUND VP JAPAN
   03/19/2007* to 12/31/2007..........    $14.90       $13.33         9,188
   01/01/2008 to 12/31/2008...........    $13.33       $ 7.81        35,266
   01/01/2009 to 12/31/2009...........    $ 7.81       $ 8.53        70,612
   01/01/2010 to 12/31/2010...........    $ 8.53       $ 7.89         8,603
   01/01/2011 to 12/31/2011...........    $ 7.89       $ 6.37        20,070
PROFUND VP LARGE-CAP GROWTH
   03/19/2007* to 12/31/2007..........    $10.99       $11.86        48,255
   01/01/2008 to 12/31/2008...........    $11.86       $ 7.57        35,528
   01/01/2009 to 12/31/2009...........    $ 7.57       $ 9.73        62,409
   01/01/2010 to 12/31/2010...........    $ 9.73       $10.90        27,695
   01/01/2011 to 12/31/2011...........    $10.90       $11.13        13,928
PROFUND VP LARGE-CAP VALUE
   03/19/2007* to 12/31/2007..........    $12.33       $12.33        99,574
   01/01/2008 to 12/31/2008...........    $12.33       $ 7.27       125,444
   01/01/2009 to 12/31/2009...........    $ 7.27       $ 8.59        52,612
   01/01/2010 to 12/31/2010...........    $ 8.59       $ 9.60        24,767
   01/01/2011 to 12/31/2011...........    $ 9.60       $ 9.39        13,186

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   03/19/2007* to 12/31/2007..........    $12.58       $13.50        66,295
   01/01/2008 to 12/31/2008...........    $13.50       $ 8.18        22,429
   01/01/2009 to 12/31/2009...........    $ 8.18       $11.20        84,147
   01/01/2010 to 12/31/2010...........    $11.20       $14.24        61,399
   01/01/2011 to 12/31/2011...........    $14.24       $13.69        20,291
PROFUND VP MID-CAP VALUE
   03/19/2007* to 12/31/2007..........    $14.70       $14.22       111,312
   01/01/2008 to 12/31/2008...........    $14.22       $ 8.97        24,378
   01/01/2009 to 12/31/2009...........    $ 8.97       $11.62        66,470
   01/01/2010 to 12/31/2010...........    $11.62       $13.86        29,926
   01/01/2011 to 12/31/2011...........    $13.86       $13.18        15,929
PROFUND VP NASDAQ-100
   03/19/2007* to 12/31/2007..........    $ 5.66       $ 6.62       365,042
   01/01/2008 to 12/31/2008...........    $ 6.62       $ 3.77        46,227
   01/01/2009 to 12/31/2009...........    $ 3.77       $ 5.67       106,523
   01/01/2010 to 12/31/2010...........    $ 5.67       $ 6.64        61,261
   01/01/2011 to 12/31/2011...........    $ 6.64       $ 6.67        43,377
PROFUND VP OIL & GAS
   03/19/2007* to 12/31/2007..........    $17.85       $23.90        69,547
   01/01/2008 to 12/31/2008...........    $23.90       $14.92        57,664
   01/01/2009 to 12/31/2009...........    $14.92       $17.06        33,679
   01/01/2010 to 12/31/2010...........    $17.06       $19.89        27,013
   01/01/2011 to 12/31/2011...........    $19.89       $20.14        18,015
PROFUND VP PHARMACEUTICALS
   03/19/2007* to 12/31/2007..........    $ 8.40       $ 8.65            30
   01/01/2008 to 12/31/2008...........    $ 8.65       $ 6.89        19,024
   01/01/2009 to 12/31/2009...........    $ 6.89       $ 7.98        29,266
   01/01/2010 to 12/31/2010...........    $ 7.98       $ 7.94            28
   01/01/2011 to 12/31/2011...........    $ 7.94       $ 9.12         8,784
PROFUND VP PRECIOUS METALS
   03/19/2007* to 12/31/2007..........    $14.89       $19.31        46,746
   01/01/2008 to 12/31/2008...........    $19.31       $13.23        71,505
   01/01/2009 to 12/31/2009...........    $13.23       $17.73        56,194
   01/01/2010 to 12/31/2010...........    $17.73       $23.33        64,508
   01/01/2011 to 12/31/2011...........    $23.33       $18.66        62,028
PROFUND VP REAL ESTATE
   03/19/2007* to 12/31/2007..........    $25.09       $19.59         9,995
   01/01/2008 to 12/31/2008...........    $19.59       $11.39         7,045
   01/01/2009 to 12/31/2009...........    $11.39       $14.43         7,879
   01/01/2010 to 12/31/2010...........    $14.43       $17.81         5,530
   01/01/2011 to 12/31/2011...........    $17.81       $18.47         3,293

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP RISING RATES OPPORTUNITY
   03/19/2007* to 12/31/2007..........    $ 6.62       $ 6.29        50,450
   01/01/2008 to 12/31/2008...........    $ 6.29       $ 3.86        54,538
   01/01/2009 to 12/31/2009...........    $ 3.86       $ 5.06        82,738
   01/01/2010 to 12/31/2010...........    $ 5.06       $ 4.20       116,704
   01/01/2011 to 12/31/2011...........    $ 4.20       $ 2.60        73,818
PROFUND VP SEMICONDUCTOR
   03/19/2007* to 12/31/2007..........    $ 7.08       $ 7.63         3,867
   01/01/2008 to 12/31/2008...........    $ 7.63       $ 3.79         2,570
   01/01/2009 to 12/31/2009...........    $ 3.79       $ 6.16        36,623
   01/01/2010 to 12/31/2010...........    $ 6.16       $ 6.85         2,480
   01/01/2011 to 12/31/2011...........    $ 6.85       $ 6.52         2,141
PROFUND VP SHORT MID-CAP
   03/19/2007* to 12/31/2007..........    $ 8.08       $ 7.98            16
   01/01/2008 to 12/31/2008...........    $ 7.98       $10.42            16
   01/01/2009 to 12/31/2009...........    $10.42       $ 6.66         2,862
   01/01/2010 to 12/31/2010...........    $ 6.66       $ 4.89         3,887
   01/01/2011 to 12/31/2011...........    $ 4.89       $ 4.44         1,146
PROFUND VP SHORT NASDAQ-100
   03/19/2007* to 12/31/2007..........    $ 5.95       $ 5.15        27,418
   01/01/2008 to 12/31/2008...........    $ 5.15       $ 7.55        13,959
   01/01/2009 to 12/31/2009...........    $ 7.55       $ 4.44        27,423
   01/01/2010 to 12/31/2010...........    $ 4.44       $ 3.46        69,389
   01/01/2011 to 12/31/2011...........    $ 3.46       $ 3.07        35,450
PROFUND VP SHORT SMALL-CAP
   03/19/2007* to 12/31/2007..........    $ 8.07       $ 8.29        36,729
   01/01/2008 to 12/31/2008...........    $ 8.29       $10.19         4,107
   01/01/2009 to 12/31/2009...........    $10.19       $ 6.82            38
   01/01/2010 to 12/31/2010...........    $ 6.82       $ 4.80           270
   01/01/2011 to 12/31/2011...........    $ 4.80       $ 4.32           521
PROFUND VP SMALL-CAP GROWTH
   03/19/2007* to 12/31/2007..........    $14.15       $14.38        17,597
   01/01/2008 to 12/31/2008...........    $14.38       $ 9.39        23,190
   01/01/2009 to 12/31/2009...........    $ 9.39       $11.73        22,489
   01/01/2010 to 12/31/2010...........    $11.73       $14.60        16,200
   01/01/2011 to 12/31/2011...........    $14.60       $14.64         5,311

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   03/19/2007* to 12/31/2007..........    $13.49       $12.41        17,038
   01/01/2008 to 12/31/2008...........    $12.41       $ 8.52        11,592
   01/01/2009 to 12/31/2009...........    $ 8.52       $10.15        17,212
   01/01/2010 to 12/31/2010...........    $10.15       $12.28        18,897
   01/01/2011 to 12/31/2011...........    $12.28       $11.65        18,667
PROFUND VP TECHNOLOGY
   03/19/2007* to 12/31/2007..........    $ 5.22       $ 6.03        33,213
   01/01/2008 to 12/31/2008...........    $ 6.03       $ 3.32         5,997
   01/01/2009 to 12/31/2009...........    $ 3.32       $ 5.31        54,848
   01/01/2010 to 12/31/2010...........    $ 5.31       $ 5.82         9,553
   01/01/2011 to 12/31/2011...........    $ 5.82       $ 5.68        12,645
PROFUND VP TELECOMMUNICATIONS
   03/19/2007* to 12/31/2007..........    $ 6.47       $ 6.71        45,957
   01/01/2008 to 12/31/2008...........    $ 6.71       $ 4.35       123,183
   01/01/2009 to 12/31/2009...........    $ 4.35       $ 4.63        20,232
   01/01/2010 to 12/31/2010...........    $ 4.63       $ 5.30        40,615
   01/01/2011 to 12/31/2011...........    $ 5.30       $ 5.34        19,077
PROFUND VP U.S. GOVERNMENT PLUS
   03/19/2007* to 12/31/2007..........    $12.49       $13.34        60,317
   01/01/2008 to 12/31/2008...........    $13.34       $19.77        45,312
   01/01/2009 to 12/31/2009...........    $19.77       $13.19        30,635
   01/01/2010 to 12/31/2010...........    $13.19       $14.38        11,626
   01/01/2011 to 12/31/2011...........    $14.38       $20.42        16,919
PROFUND VP ULTRABULL
   03/19/2007* to 12/31/2007..........    $ 9.97       $10.29        82,193
   01/01/2008 to 12/31/2008...........    $10.29       $ 3.32        46,958
   01/01/2009 to 12/31/2009...........    $ 3.32       $ 4.76        21,618
   01/01/2010 to 12/31/2010...........    $ 4.76       $ 5.75        13,539
   01/01/2011 to 12/31/2011...........    $ 5.75       $ 5.42         4,602
PROFUND VP ULTRAMID-CAP
   03/19/2007* to 12/31/2007..........    $16.49       $16.37       114,388
   01/01/2008 to 12/31/2008...........    $16.37       $ 5.27       122,266
   01/01/2009 to 12/31/2009...........    $ 5.27       $ 8.65        55,301
   01/01/2010 to 12/31/2010...........    $ 8.65       $12.82        28,984
   01/01/2011 to 12/31/2011...........    $12.82       $10.96        17,546
PROFUND VP ULTRANASDAQ-100
   03/19/2007* to 12/31/2007..........    $ 1.31       $ 1.69       973,932
   01/01/2008 to 12/31/2008...........    $ 1.69       $ 0.46       937,881
   01/01/2009 to 12/31/2009...........    $ 0.46       $ 0.99       403,655
   01/01/2010 to 12/31/2010...........    $ 0.99       $ 1.32       339,500
   01/01/2011 to 12/31/2011...........    $ 1.32       $ 1.30       278,040

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRASMALL-CAP
   03/19/2007* to 12/31/2007..........    $14.87       $13.01        28,440
   01/01/2008 to 12/31/2008...........    $13.01       $ 4.36        16,457
   01/01/2009 to 12/31/2009...........    $ 4.36       $ 6.05        25,576
   01/01/2010 to 12/31/2010...........    $ 6.05       $ 8.89        13,899
   01/01/2011 to 12/31/2011...........    $ 8.89       $ 7.14         6,903
PROFUND VP UTILITIES
   03/19/2007* to 12/31/2007..........    $12.26       $13.39       131,376
   01/01/2008 to 12/31/2008...........    $13.39       $ 9.19        51,138
   01/01/2009 to 12/31/2009...........    $ 9.19       $10.07        13,566
   01/01/2010 to 12/31/2010...........    $10.07       $10.56         8,032
   01/01/2011 to 12/31/2011...........    $10.56       $12.29        10,351
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.49       $15.14        24,499
   01/01/2011 to 12/31/2011...........    $15.14       $13.07        29,906
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $15.31       $17.89         5,573
   01/01/2011 to 12/31/2011...........    $17.89       $17.33         3,437
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.34       $14.34         6,844
   01/01/2011 to 12/31/2011...........    $14.34       $13.44        14,852
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.29        11,217
   01/01/2011 to 12/31/2011...........    $12.29       $11.63         9,036

* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH ANY ONE OF GRO PLUS, EBP OR HAV (1.50%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02         736,943
   01/01/2006 to 12/31/2006               $10.02       $11.03       7,117,028
   01/01/2007 to 12/31/2007               $11.03       $11.86      10,504,772
   01/01/2008 to 12/31/2008               $11.86       $ 7.97       1,262,259
   01/01/2009 to 12/31/2009               $ 7.97       $ 9.76       3,603,747
   01/01/2010 to 12/31/2010               $ 9.76       $10.76       2,807,816
   01/01/2011 to 12/31/2011               $10.76       $10.32       1,829,484

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $14.19       $14.35         272,502
   01/01/2006 to 12/31/2006               $14.35       $16.52         261,969
   01/01/2007 to 12/31/2007               $16.52       $16.25         270,936
   01/01/2008 to 12/31/2008               $16.25       $10.45          30,296
   01/01/2009 to 12/31/2009               $10.45       $12.12         112,094
   01/01/2010 to 12/31/2010               $12.12       $13.59         108,922
   01/01/2011 to 12/31/2011               $13.59       $13.86          59,270

AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03          50,716
   01/01/2006 to 12/31/2006               $10.03       $10.92         832,155
   01/01/2007 to 12/31/2007               $10.92       $11.73       1,645,122
   01/01/2008 to 12/31/2008               $11.73       $ 8.24         347,116
   01/01/2009 to 12/31/2009               $ 8.24       $10.01       2,332,501
   01/01/2010 to 12/31/2010               $10.01       $11.07       1,919,500
   01/01/2011 to 12/31/2011               $11.07       $10.77       1,156,073

AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $14.82       $15.60         172,943
   01/01/2006 to 12/31/2006               $15.60       $18.71         335,345
   01/01/2007 to 12/31/2007               $18.71       $18.64         444,416
   01/01/2008 to 12/31/2008               $18.64       $11.51          56,513
   01/01/2009 to 12/31/2009               $11.51       $13.41         135,555
   01/01/2010 to 12/31/2010               $13.41       $14.85         144,676
   01/01/2011 to 12/31/2011               $14.85       $14.56          97,717

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.33               0
   01/01/2009 to 12/31/2009               $11.33       $11.12               0
   01/01/2010 to 12/31/2010               $11.12       $11.98               0
   01/01/2011 to 12/31/2011               $11.98       $12.55               0

AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.41               0
   01/01/2010 to 12/31/2010               $ 9.41       $10.25               0
   01/01/2011 to 12/31/2011               $10.25       $11.06               0

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.80          12,675
   01/01/2011 to 12/31/2011               $10.80       $11.85           6,115

AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $12.07               0
   01/01/2009 to 12/31/2009               $12.07       $11.17               0
   01/01/2010 to 12/31/2010               $11.17       $12.23               0
   01/01/2011 to 12/31/2011               $12.23       $13.68          59,843

AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.14           4,254
   01/01/2009 to 12/31/2009               $12.14       $11.04           4,254
   01/01/2010 to 12/31/2010               $11.04       $12.10               0
   01/01/2011 to 12/31/2011               $12.10       $13.83               0

AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.82               0
   01/01/2010 to 12/31/2010               $ 8.82       $ 9.71           6,670
   01/01/2011 to 12/31/2011               $ 9.71       $11.35               0

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $11.04           5,927
   01/01/2011 to 12/31/2011               $11.04       $13.08          13,290

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $12.06          10,896

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         568,555
   01/01/2006 to 12/31/2006               $10.01       $11.21      11,195,570
   01/01/2007 to 12/31/2007               $11.21       $12.11      15,421,278
   01/01/2008 to 12/31/2008               $12.11       $ 7.76         887,769
   01/01/2009 to 12/31/2009               $ 7.76       $ 9.58       4,580,938
   01/01/2010 to 12/31/2010               $ 9.58       $10.70       3,449,942
   01/01/2011 to 12/31/2011               $10.70       $10.28       1,970,751

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $20.34       $21.49        302,348
   01/01/2006 to 12/31/2006               $21.49       $28.95        298,492
   01/01/2007 to 12/31/2007               $28.95       $22.83        280,863
   01/01/2008 to 12/31/2008               $22.83       $14.60         27,985
   01/01/2009 to 12/31/2009               $14.60       $18.98         91,102
   01/01/2010 to 12/31/2010               $18.98       $24.06         94,164
   01/01/2011 to 12/31/2011               $24.06       $25.26         46,252

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.87         14,007
   01/01/2003 to 12/31/2003               $ 9.87       $16.47        164,946
   01/01/2004 to 12/31/2004               $16.47       $19.97        633,435
   01/01/2005 to 12/31/2005               $19.97       $21.52        921,228
   01/01/2006 to 12/31/2006               $21.52       $23.94        735,301
   01/01/2007 to 12/31/2007               $23.94       $26.22        690,521
   01/01/2008 to 12/31/2008               $26.22       $14.44         77,724
   01/01/2009 to 12/31/2009               $14.44       $18.87        263,368
   01/01/2010 to 12/31/2010               $18.87       $24.63        208,277
   01/01/2011 to 12/31/2011               $24.63       $21.08         88,588

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.84         18,189
   01/01/2003 to 12/31/2003               $ 9.84       $12.83        932,323
   01/01/2004 to 12/31/2004               $12.83       $14.03      3,211,199
   01/01/2005 to 12/31/2005               $14.03       $14.48      5,238,061
   01/01/2006 to 12/31/2006               $14.48       $16.73      3,666,490
   01/01/2007 to 12/31/2007               $16.73       $17.32      3,473,856
   01/01/2008 to 12/31/2008               $17.32       $10.12        443,322
   01/01/2009 to 12/31/2009               $10.12       $11.88      1,542,710
   01/01/2010 to 12/31/2010               $11.88       $13.21      1,315,243
   01/01/2011 to 12/31/2011               $13.21       $12.29        466,396

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.88         11,936
   01/01/2003 to 12/31/2003               $ 9.88       $12.81        170,457
   01/01/2004 to 12/31/2004               $12.81       $14.68        633,571
   01/01/2005 to 12/31/2005               $14.68       $15.15        974,840
   01/01/2006 to 12/31/2006               $15.15       $15.86        775,703
   01/01/2007 to 12/31/2007               $15.86       $18.64        724,250
   01/01/2008 to 12/31/2008               $18.64       $10.87         59,432
   01/01/2009 to 12/31/2009               $10.87       $16.82        289,943
   01/01/2010 to 12/31/2010               $16.82       $19.85        203,194
   01/01/2011 to 12/31/2011               $19.85       $18.97         67,574

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.72         19,565
   01/01/2003 to 12/31/2003               $ 9.72       $13.41        470,320
   01/01/2004 to 12/31/2004               $13.41       $15.35      1,986,105
   01/01/2005 to 12/31/2005               $15.35       $17.62      2,661,158
   01/01/2006 to 12/31/2006               $17.62       $21.00      1,900,964
   01/01/2007 to 12/31/2007               $21.00       $24.62      1,697,605
   01/01/2008 to 12/31/2008               $24.62       $12.07        219,486
   01/01/2009 to 12/31/2009               $12.07       $16.08        783,945
   01/01/2010 to 12/31/2010               $16.08       $18.14        644,187
   01/01/2011 to 12/31/2011               $18.14       $15.56        237,695

AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.80          4,776
   01/01/2003 to 12/31/2003               $ 9.80       $12.92         20,245
   01/01/2004 to 12/31/2004               $12.92       $15.40         76,147
   01/01/2005 to 12/31/2005               $15.40       $17.25        221,219
   01/01/2006 to 12/31/2006               $17.25       $21.66        276,622
   01/01/2007 to 12/31/2007               $21.66       $25.13        423,852
   01/01/2008 to 12/31/2008               $25.13       $13.86         43,027
   01/01/2009 to 12/31/2009               $13.86       $17.82        103,064
   01/01/2010 to 12/31/2010               $17.82       $19.50         94,961
   01/01/2011 to 12/31/2011               $19.50       $16.79         47,290

AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008              $10.00       $10.75      2,260,847
   01/01/2009 to 12/31/2009               $10.75       $11.78        714,433
   01/01/2010 to 12/31/2010               $11.78       $12.86        349,323
   01/01/2011 to 12/31/2011               $12.86       $14.24      1,683,886

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.96         19,651
   01/01/2003 to 12/31/2003               $ 9.96       $12.81         57,874
   01/01/2004 to 12/31/2004               $12.81       $14.78        192,576
   01/01/2005 to 12/31/2005               $14.78       $16.16        313,602
   01/01/2006 to 12/31/2006               $16.16       $19.55        388,188
   01/01/2007 to 12/31/2007               $19.55       $21.07        423,778
   01/01/2008 to 12/31/2008               $21.07       $12.16         71,449
   01/01/2009 to 12/31/2009               $12.16       $16.28        131,795
   01/01/2010 to 12/31/2010               $16.28       $17.19        134,112
   01/01/2011 to 12/31/2011               $17.19       $15.38         67,608

AST LARGE-CAP VALUE PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.90          5,087
   01/01/2003 to 12/31/2003               $ 9.90       $11.70         38,215
   01/01/2004 to 12/31/2004               $11.70       $13.30        126,725
   01/01/2005 to 12/31/2005               $13.30       $13.95        391,304
   01/01/2006 to 12/31/2006               $13.95       $16.28        418,800
   01/01/2007 to 12/31/2007               $16.28       $15.56        360,373
   01/01/2008 to 12/31/2008               $15.56       $ 8.97         82,540
   01/01/2009 to 12/31/2009               $ 8.97       $10.55        199,552
   01/01/2010 to 12/31/2010               $10.55       $11.76        198,247
   01/01/2011 to 12/31/2011               $11.76       $11.10        117,260

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $10.24         27,024
   01/01/2003 to 12/31/2003               $10.24       $11.97        309,328
   01/01/2004 to 12/31/2004               $11.97       $12.67        733,436
   01/01/2005 to 12/31/2005               $12.67       $12.62      1,255,644
   01/01/2006 to 12/31/2006               $12.62       $13.65      1,013,491
   01/01/2007 to 12/31/2007               $13.65       $14.26        979,275
   01/01/2008 to 12/31/2008               $14.26       $10.78        306,278
   01/01/2009 to 12/31/2009               $10.78       $14.30        600,007
   01/01/2010 to 12/31/2010               $14.30       $15.97        357,716
   01/01/2011 to 12/31/2011               $15.97       $17.33        154,942

AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.52         78,038
   01/01/2003 to 12/31/2003               $ 9.52       $12.35      1,021,520
   01/01/2004 to 12/31/2004               $12.35       $14.07      3,543,456
   01/01/2005 to 12/31/2005               $14.07       $14.81      5,558,151
   01/01/2006 to 12/31/2006               $14.81       $15.64      4,434,214
   01/01/2007 to 12/31/2007               $15.64       $17.71      4,017,921
   01/01/2008 to 12/31/2008               $17.71       $ 9.83        456,501
   01/01/2009 to 12/31/2009               $ 9.83       $12.56      1,600,861
   01/01/2010 to 12/31/2010               $12.56       $14.82      1,327,334
   01/01/2011 to 12/31/2011               $14.82       $14.47        459,894

AST MFS GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.47         18,241
   01/01/2003 to 12/31/2003               $ 9.47       $11.47        188,109
   01/01/2004 to 12/31/2004               $11.47       $12.50        305,582
   01/01/2005 to 12/31/2005               $12.50       $13.09        423,803
   01/01/2006 to 12/31/2006               $13.09       $14.14        348,252
   01/01/2007 to 12/31/2007               $14.14       $16.03        351,692
   01/01/2008 to 12/31/2008               $16.03       $10.06         74,704
   01/01/2009 to 12/31/2009               $10.06       $12.32        138,388
   01/01/2010 to 12/31/2010               $12.32       $13.68        121,164
   01/01/2011 to 12/31/2011               $13.68       $13.40         72,768

AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $15.27       $15.86         84,264
   01/01/2006 to 12/31/2006               $15.86       $17.85        101,373
   01/01/2007 to 12/31/2007               $17.85       $18.06        111,487
   01/01/2008 to 12/31/2008               $18.06       $11.01         16,776
   01/01/2009 to 12/31/2009               $11.01       $15.06         38,380
   01/01/2010 to 12/31/2010               $15.06       $18.34         61,575
   01/01/2011 to 12/31/2011               $18.34       $17.44         29,727

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.99         69,199
   01/01/2003 to 12/31/2003               $ 9.99       $ 9.91        432,412
   01/01/2004 to 12/31/2004               $ 9.91       $ 9.84        860,728
   01/01/2005 to 12/31/2005               $ 9.84       $ 9.96      1,280,092
   01/01/2006 to 12/31/2006               $ 9.96       $10.26      2,006,434
   01/01/2007 to 12/31/2007               $10.26       $10.60      2,126,726
   01/01/2008 to 12/31/2008               $10.60       $10.70      3,923,612
   01/01/2009 to 12/31/2009               $10.70       $10.57      9,356,356
   01/01/2010 to 12/31/2010               $10.57       $10.41      4,514,743
   01/01/2011 to 12/31/2011               $10.41       $10.26      2,469,055

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.98         16,671
   01/01/2003 to 12/31/2003               $ 9.98       $13.40        268,150
   01/01/2004 to 12/31/2004               $13.40       $16.22        989,311
   01/01/2005 to 12/31/2005               $16.22       $17.90      1,435,582
   01/01/2006 to 12/31/2006               $17.90       $19.53      1,220,026
   01/01/2007 to 12/31/2007               $19.53       $19.84      1,208,758
   01/01/2008 to 12/31/2008               $19.84       $11.29        131,484
   01/01/2009 to 12/31/2009               $11.29       $15.64        360,015
   01/01/2010 to 12/31/2010               $15.64       $19.01        338,461
   01/01/2011 to 12/31/2011               $19.01       $18.26        113,948

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $14.17       $15.64        394,159
   01/01/2006 to 12/31/2006               $15.64       $17.57        430,929
   01/01/2007 to 12/31/2007               $17.57       $21.15        502,643
   01/01/2008 to 12/31/2008               $21.15       $11.84         62,184
   01/01/2009 to 12/31/2009               $11.84       $15.13        141,041
   01/01/2010 to 12/31/2010               $15.13       $19.18        155,932
   01/01/2011 to 12/31/2011               $19.18       $19.21         75,915

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.72          2,506
   01/01/2003 to 12/31/2003               $ 9.72       $14.13         27,101
   01/01/2004 to 12/31/2004               $14.13       $15.23         78,039
   01/01/2005 to 12/31/2005               $15.23       $15.06         91,440
   01/01/2006 to 12/31/2006               $15.06       $15.98         89,814
   01/01/2007 to 12/31/2007               $15.98       $18.69         87,947
   01/01/2008 to 12/31/2008               $18.69       $10.58         10,447
   01/01/2009 to 12/31/2009               $10.58       $12.77         28,177
   01/01/2010 to 12/31/2010               $12.77       $15.12         35,217
   01/01/2011 to 04/29/2011               $15.12       $16.97              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $10.09          3,018
   01/01/2003 to 12/31/2003               $10.09       $10.26        238,601
   01/01/2004 to 12/31/2004               $10.26       $10.32      1,926,546
   01/01/2005 to 12/31/2005               $10.32       $10.33      3,460,160
   01/01/2006 to 12/31/2006               $10.33       $10.56      2,823,575
   01/01/2007 to 12/31/2007               $10.56       $11.11      2,525,498
   01/01/2008 to 12/31/2008               $11.11       $11.07        526,364
   01/01/2009 to 12/31/2009               $11.07       $12.02      1,118,692
   01/01/2010 to 12/31/2010               $12.02       $12.30        945,944
   01/01/2011 to 12/31/2011               $12.30       $12.39        473,351

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $10.17         87,940
   01/01/2003 to 12/31/2003               $10.17       $10.55      1,067,126
   01/01/2004 to 12/31/2004               $10.55       $10.91      3,124,509
   01/01/2005 to 12/31/2005               $10.91       $11.02      1,778,198
   01/01/2006 to 12/31/2006               $11.02       $11.26      1,726,161
   01/01/2007 to 12/31/2007               $11.26       $12.01      1,806,287
   01/01/2008 to 12/31/2008               $12.01       $11.56        475,411
   01/01/2009 to 12/31/2009               $11.56       $13.27      1,242,625
   01/01/2010 to 12/31/2010               $13.27       $14.08      1,216,835
   01/01/2011 to 12/31/2011               $14.08       $14.31        711,514

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.04         36,158
   01/01/2006 to 12/31/2006               $10.04       $10.68        164,167
   01/01/2007 to 12/31/2007               $10.68       $11.43        552,669
   01/01/2008 to 12/31/2008               $11.43       $ 9.07        689,010
   01/01/2009 to 12/31/2009               $ 9.07       $10.72      1,209,120
   01/01/2010 to 12/31/2010               $10.72       $11.67      1,279,799
   01/01/2011 to 12/31/2011               $11.67       $11.61      1,121,904

AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.48          6,251
   01/01/2003 to 12/31/2003               $ 9.48       $13.56         52,103
   01/01/2004 to 12/31/2004               $13.56       $12.43         82,128
   01/01/2005 to 12/31/2005               $12.43       $12.43         92,473
   01/01/2006 to 12/31/2006               $12.43       $13.79        120,888
   01/01/2007 to 12/31/2007               $13.79       $14.55        113,131
   01/01/2008 to 12/31/2008               $14.55       $ 9.32         30,544
   01/01/2009 to 12/31/2009               $ 9.32       $12.29         63,593
   01/01/2010 to 12/31/2010               $12.29       $16.51         72,358
   01/01/2011 to 12/31/2011               $16.51       $16.10         34,651

AST SMALL-CAP VALUE PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $10.09         32,914
   01/01/2003 to 12/31/2003               $10.09       $13.49        344,340
   01/01/2004 to 12/31/2004               $13.49       $15.47      1,067,140
   01/01/2005 to 12/31/2005               $15.47       $16.25      1,545,343
   01/01/2006 to 12/31/2006               $16.25       $19.22      1,270,917
   01/01/2007 to 12/31/2007               $19.22       $17.87      1,302,430
   01/01/2008 to 12/31/2008               $17.87       $12.37        153,429
   01/01/2009 to 12/31/2009               $12.37       $15.47        465,071
   01/01/2010 to 12/31/2010               $15.47       $19.20        374,323
   01/01/2011 to 12/31/2011               $19.20       $17.79        145,764

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $10.09         65,721
   01/01/2003 to 12/31/2003               $10.09       $12.75         91,128
   01/01/2004 to 12/31/2004               $12.75       $14.30        243,464
   01/01/2005 to 12/31/2005               $14.30       $14.87        292,732
   01/01/2006 to 12/31/2006               $14.87       $17.77        484,818
   01/01/2007 to 12/31/2007               $17.77       $16.88        431,841
   01/01/2008 to 12/31/2008               $16.88       $ 9.66         48,882
   01/01/2009 to 12/31/2009               $ 9.66       $11.78        139,553
   01/01/2010 to 12/31/2010               $11.78       $13.14        161,976
   01/01/2011 to 12/31/2011               $13.14       $12.73         63,594

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $10.32          2,954
   01/01/2003 to 12/31/2003               $10.32       $11.47         92,875
   01/01/2004 to 12/31/2004               $11.47       $12.27        759,419
   01/01/2005 to 12/31/2005               $12.27       $11.55      1,363,031
   01/01/2006 to 12/31/2006               $11.55       $12.09      1,040,579
   01/01/2007 to 12/31/2007               $12.09       $13.05      1,134,701
   01/01/2008 to 12/31/2008               $13.05       $12.55        116,300
   01/01/2009 to 12/31/2009               $12.55       $13.85        411,753
   01/01/2010 to 12/31/2010               $13.85       $14.43        329,237
   01/01/2011 to 12/31/2011               $14.43       $14.80        134,287

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.35          1,038
   01/01/2003 to 12/31/2003               $ 9.35       $11.39         28,954
   01/01/2004 to 12/31/2004               $11.39       $11.86         70,775
   01/01/2005 to 12/31/2005               $11.86       $13.60        210,879
   01/01/2006 to 12/31/2006               $13.60       $14.15        268,432
   01/01/2007 to 12/31/2007               $14.15       $15.09        439,213
   01/01/2008 to 12/31/2008               $15.09       $ 8.83         74,205
   01/01/2009 to 12/31/2009               $ 8.83       $13.34        269,371
   01/01/2010 to 12/31/2010               $13.34       $15.22        229,668
   01/01/2011 to 12/31/2011               $15.22       $14.74        132,185

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.98          7,942
   01/01/2008 to 12/31/2008               $ 9.98       $ 9.32        128,686
   01/01/2009 to 12/31/2009               $ 9.32       $10.25        162,500
   01/01/2010 to 12/31/2010               $10.25       $10.88        191,856
   01/01/2011 to 12/31/2011               $10.88       $11.36        131,044

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2003 to 12/31/2003                   --       $10.45         5,552
   01/01/2004 to 12/31/2004               $10.45       $12.27        24,314
   01/01/2005 to 12/31/2005               $12.27       $14.02        76,164
   01/01/2006 to 12/31/2006               $14.02       $17.01       137,407
   01/01/2007 to 12/31/2007               $17.01       $19.27       154,843
   01/01/2008 to 12/31/2008               $19.27       $11.11        19,778
   01/01/2009 to 12/31/2009               $11.11       $12.68        42,576
   01/01/2010 to 07/16/2010               $12.68       $12.06             0

EVERGREEN VA OMEGA FUND
   01/01/2003 to 12/31/2003                   --       $13.27         3,320
   01/01/2004 to 12/31/2004               $13.27       $14.01        22,947
   01/01/2005 to 12/31/2005               $14.01       $14.33        19,709
   01/01/2006 to 12/31/2006               $14.33       $14.96        17,678
   01/01/2007 to 12/31/2007               $14.96       $16.50        17,767
   01/01/2008 to 12/31/2008               $16.50       $11.83           497
   01/01/2009 to 12/31/2009               $11.83       $16.78        17,263
   01/01/2010 to 07/16/2010               $16.78       $15.69             0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $12.07       $14.61        34,356
   01/01/2011 to 12/31/2011               $14.61       $12.55        18,160

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $15.69       $19.80        16,952
   01/01/2011 to 12/31/2011               $19.80       $18.46         8,546

* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH GMWB OR HD GRO OR GRO PLUS 2008 (1.60%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02         25,256
   01/01/2006 to 12/31/2006               $10.02       $11.02        468,834
   01/01/2007 to 12/31/2007               $11.02       $11.84        510,754
   01/01/2008 to 12/31/2008               $11.84       $ 7.94      1,276,265
   01/01/2009 to 12/31/2009               $ 7.94       $ 9.72      2,848,031
   01/01/2010 to 12/31/2010               $ 9.72       $10.71      1,845,504
   01/01/2011 to 12/31/2011               $10.71       $10.26      1,277,360

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $12.07       $12.20         54,022
   01/01/2006 to 12/31/2006               $12.20       $14.03         97,189
   01/01/2007 to 12/31/2007               $14.03       $13.79         81,078
   01/01/2008 to 12/31/2008               $13.79       $ 8.86         73,560
   01/01/2009 to 12/31/2009               $ 8.86       $10.26         83,871
   01/01/2010 to 12/31/2010               $10.26       $11.50         51,983
   01/01/2011 to 12/31/2011               $11.50       $11.72         34,704

AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03         24,460
   01/01/2006 to 12/31/2006               $10.03       $10.91        166,573
   01/01/2007 to 12/31/2007               $10.91       $11.71        183,497
   01/01/2008 to 12/31/2008               $11.71       $ 8.21        708,536
   01/01/2009 to 12/31/2009               $ 8.21       $ 9.97      1,778,121
   01/01/2010 to 12/31/2010               $ 9.97       $11.01      1,366,536
   01/01/2011 to 12/31/2011               $11.01       $10.71        906,862

AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $12.67       $13.33         16,516
   01/01/2006 to 12/31/2006               $13.33       $15.97         45,757
   01/01/2007 to 12/31/2007               $15.97       $15.90         42,602
   01/01/2008 to 12/31/2008               $15.90       $ 9.81         49,044
   01/01/2009 to 12/31/2009               $ 9.81       $11.41         46,620
   01/01/2010 to 12/31/2010               $11.41       $12.63         32,350
   01/01/2011 to 12/31/2011               $12.63       $12.37         27,180

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.32      2,678,768
   01/01/2009 to 12/31/2009               $11.32       $11.10      2,260,830
   01/01/2010 to 12/31/2010               $11.10       $11.94      1,420,350
   01/01/2011 to 12/31/2011               $11.94       $12.50      1,157,419

AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.40        380,327
   01/01/2010 to 12/31/2010               $ 9.40       $10.22        278,454
   01/01/2011 to 12/31/2011               $10.22       $11.03        275,614

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.78      1,521,944
   01/01/2011 to 12/31/2011               $10.78       $11.82        711,877

AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $12.06      1,640,510
   01/01/2009 to 12/31/2009               $12.06       $11.15      1,694,279
   01/01/2010 to 12/31/2010               $11.15       $12.20        899,710
   01/01/2011 to 12/31/2011               $12.20       $13.63      1,958,754

AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.13        843,068
   01/01/2009 to 12/31/2009               $12.13       $11.01        847,098
   01/01/2010 to 12/31/2010               $11.01       $12.07        584,918
   01/01/2011 to 12/31/2011               $12.07       $13.77        366,628

AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.81         67,818
   01/01/2010 to 12/31/2010               $ 8.81       $ 9.69      1,186,344
   01/01/2011 to 12/31/2011               $ 9.69       $11.32        201,761

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $11.03      2,461,056
   01/01/2011 to 12/31/2011               $11.03       $13.06        728,952

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $12.04      2,327,140

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         89,882
   01/01/2006 to 12/31/2006               $10.01       $11.19        309,410
   01/01/2007 to 12/31/2007               $11.19       $12.09        420,022
   01/01/2008 to 12/31/2008               $12.09       $ 7.74      1,415,200
   01/01/2009 to 12/31/2009               $ 7.74       $ 9.54      2,699,371
   01/01/2010 to 12/31/2010               $ 9.54       $10.65      1,923,884
   01/01/2011 to 12/31/2011               $10.65       $10.22      1,280,097

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $15.22       $16.08        41,508
   01/01/2006 to 12/31/2006               $16.08       $21.64        46,276
   01/01/2007 to 12/31/2007               $21.64       $17.04        35,002
   01/01/2008 to 12/31/2008               $17.04       $10.89        30,138
   01/01/2009 to 12/31/2009               $10.89       $14.14        29,336
   01/01/2010 to 12/31/2010               $14.14       $17.91        30,983
   01/01/2011 to 12/31/2011               $17.91       $18.78        20,122

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.55         8,491
   01/01/2004 to 12/31/2004               $10.55       $12.78        70,619
   01/01/2005 to 12/31/2005               $12.78       $13.76       130,633
   01/01/2006 to 12/31/2006               $13.76       $15.29       118,059
   01/01/2007 to 12/31/2007               $15.29       $16.73       111,546
   01/01/2008 to 12/31/2008               $16.73       $ 9.21       101,342
   01/01/2009 to 12/31/2009               $ 9.21       $12.02        98,034
   01/01/2010 to 12/31/2010               $12.02       $15.67        71,601
   01/01/2011 to 12/31/2011               $15.67       $13.40        52,087

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.64        38,248
   01/01/2004 to 12/31/2004               $10.64       $11.63       361,569
   01/01/2005 to 12/31/2005               $11.63       $11.99       596,305
   01/01/2006 to 12/31/2006               $11.99       $13.83       497,604
   01/01/2007 to 12/31/2007               $13.83       $14.31       446,607
   01/01/2008 to 12/31/2008               $14.31       $ 8.35       413,628
   01/01/2009 to 12/31/2009               $ 8.35       $ 9.79       406,667
   01/01/2010 to 12/31/2010               $ 9.79       $10.88       356,844
   01/01/2011 to 12/31/2011               $10.88       $10.11       221,478

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.52         4,600
   01/01/2004 to 12/31/2004               $10.52       $12.05        55,808
   01/01/2005 to 12/31/2005               $12.05       $12.42        98,359
   01/01/2006 to 12/31/2006               $12.42       $12.99        84,452
   01/01/2007 to 12/31/2007               $12.99       $15.25        78,393
   01/01/2008 to 12/31/2008               $15.25       $ 8.88        73,693
   01/01/2009 to 12/31/2009               $ 8.88       $13.73        73,559
   01/01/2010 to 12/31/2010               $13.73       $16.19        55,798
   01/01/2011 to 12/31/2011               $16.19       $15.46        42,625

AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.56        18,507
   01/01/2004 to 12/31/2004               $10.56       $12.07       216,886
   01/01/2005 to 12/31/2005               $12.07       $13.85       321,847
   01/01/2006 to 12/31/2006               $13.85       $16.48       291,323
   01/01/2007 to 12/31/2007               $16.48       $19.31       249,967
   01/01/2008 to 12/31/2008               $19.31       $ 9.45       242,808
   01/01/2009 to 12/31/2009               $ 9.45       $12.59       229,341
   01/01/2010 to 12/31/2010               $12.59       $14.18       178,121
   01/01/2011 to 12/31/2011               $14.18       $12.15       120,855

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.85         5,183
   01/01/2005 to 12/31/2005               $12.85       $14.38        33,122
   01/01/2006 to 12/31/2006               $14.38       $18.03        45,411
   01/01/2007 to 12/31/2007               $18.03       $20.90        53,885
   01/01/2008 to 12/31/2008               $20.90       $11.52        57,654
   01/01/2009 to 12/31/2009               $11.52       $14.79        59,112
   01/01/2010 to 12/31/2010               $14.79       $16.16        47,525
   01/01/2011 to 12/31/2011               $16.16       $13.91        36,277

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.81         1,808
   01/01/2004 to 12/31/2004               $10.81       $12.46        32,632
   01/01/2005 to 12/31/2005               $12.46       $13.61        56,472
   01/01/2006 to 12/31/2006               $13.61       $16.45        93,539
   01/01/2007 to 12/31/2007               $16.45       $17.71        78,807
   01/01/2008 to 12/31/2008               $17.71       $10.22        87,268
   01/01/2009 to 12/31/2009               $10.22       $13.66        71,754
   01/01/2010 to 12/31/2010               $13.66       $14.41        55,671
   01/01/2011 to 12/31/2011               $14.41       $12.88        49,878

AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.88        27,234
   01/01/2005 to 12/31/2005               $11.88       $12.44        67,568
   01/01/2006 to 12/31/2006               $12.44       $14.51        86,566
   01/01/2007 to 12/31/2007               $14.51       $13.85       102,364
   01/01/2008 to 12/31/2008               $13.85       $ 7.97        69,232
   01/01/2009 to 12/31/2009               $ 7.97       $ 9.37        80,451
   01/01/2010 to 12/31/2010               $ 9.37       $10.43        76,011
   01/01/2011 to 12/31/2011               $10.43       $ 9.84        53,174

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.41        12,397
   01/01/2004 to 12/31/2004               $10.41       $11.00        92,187
   01/01/2005 to 12/31/2005               $11.00       $10.95       201,687
   01/01/2006 to 12/31/2006               $10.95       $11.84       179,597
   01/01/2007 to 12/31/2007               $11.84       $12.35       178,120
   01/01/2008 to 12/31/2008               $12.35       $ 9.33       130,028
   01/01/2009 to 12/31/2009               $ 9.33       $12.36       139,718
   01/01/2010 to 12/31/2010               $12.36       $13.79       109,500
   01/01/2011 to 12/31/2011               $13.79       $14.95        73,866

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.31         35,775
   01/01/2004 to 12/31/2004               $10.31       $11.74        386,737
   01/01/2005 to 12/31/2005               $11.74       $12.34        648,999
   01/01/2006 to 12/31/2006               $12.34       $13.02        620,445
   01/01/2007 to 12/31/2007               $13.02       $14.73        547,681
   01/01/2008 to 12/31/2008               $14.73       $ 8.17        499,804
   01/01/2009 to 12/31/2009               $ 8.17       $10.43        476,771
   01/01/2010 to 12/31/2010               $10.43       $12.29        373,734
   01/01/2011 to 12/31/2011               $12.29       $11.98        229,225

AST MFS GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.22          7,308
   01/01/2004 to 12/31/2004               $10.22       $11.13         21,410
   01/01/2005 to 12/31/2005               $11.13       $11.64         85,209
   01/01/2006 to 12/31/2006               $11.64       $12.56         57,589
   01/01/2007 to 12/31/2007               $12.56       $14.23         55,767
   01/01/2008 to 12/31/2008               $14.23       $ 8.92         64,502
   01/01/2009 to 12/31/2009               $ 8.92       $10.91         71,606
   01/01/2010 to 12/31/2010               $10.91       $12.11         69,094
   01/01/2011 to 12/31/2011               $12.11       $11.84         59,637

AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $12.24       $12.70         18,452
   01/01/2006 to 12/31/2006               $12.70       $14.28         21,361
   01/01/2007 to 12/31/2007               $14.28       $14.44         16,279
   01/01/2008 to 12/31/2008               $14.44       $ 8.79         24,657
   01/01/2009 to 12/31/2009               $ 8.79       $12.01         32,073
   01/01/2010 to 12/31/2010               $12.01       $14.61         23,314
   01/01/2011 to 12/31/2011               $14.61       $13.88         16,587

AST MONEY MARKET PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $ 9.98          5,609
   01/01/2004 to 12/31/2004               $ 9.98       $ 9.90        167,246
   01/01/2005 to 12/31/2005               $ 9.90       $10.01        190,088
   01/01/2006 to 12/31/2006               $10.01       $10.30        160,575
   01/01/2007 to 12/31/2007               $10.30       $10.63        163,856
   01/01/2008 to 12/31/2008               $10.63       $10.72      1,049,835
   01/01/2009 to 12/31/2009               $10.72       $10.58        646,749
   01/01/2010 to 12/31/2010               $10.58       $10.41        323,305
   01/01/2011 to 12/31/2011               $10.41       $10.25        411,226

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.86          7,071
   01/01/2004 to 12/31/2004               $10.86       $13.12        108,730
   01/01/2005 to 12/31/2005               $13.12       $14.47        155,626
   01/01/2006 to 12/31/2006               $14.47       $15.77        141,288
   01/01/2007 to 12/31/2007               $15.77       $16.01        122,062
   01/01/2008 to 12/31/2008               $16.01       $ 9.09         92,775
   01/01/2009 to 12/31/2009               $ 9.09       $12.59        101,334
   01/01/2010 to 12/31/2010               $12.59       $15.29         87,867
   01/01/2011 to 12/31/2011               $15.29       $14.67         55,554

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $11.98       $13.22        41,659
   01/01/2006 to 12/31/2006               $13.22       $14.83        47,625
   01/01/2007 to 12/31/2007               $14.83       $17.84        53,512
   01/01/2008 to 12/31/2008               $17.84       $ 9.97        31,385
   01/01/2009 to 12/31/2009               $ 9.97       $12.74        44,277
   01/01/2010 to 12/31/2010               $12.74       $16.13        32,643
   01/01/2011 to 12/31/2011               $16.13       $16.14        19,999

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.36         1,850
   01/01/2004 to 12/31/2004               $10.36       $11.15        15,137
   01/01/2005 to 12/31/2005               $11.15       $11.02        15,159
   01/01/2006 to 12/31/2006               $11.02       $11.68        28,840
   01/01/2007 to 12/31/2007               $11.68       $13.64        28,292
   01/01/2008 to 12/31/2008               $13.64       $ 7.71        13,393
   01/01/2009 to 12/31/2009               $ 7.71       $ 9.30        15,221
   01/01/2010 to 12/31/2010               $ 9.30       $11.01         9,637
   01/01/2011 to 04/29/2011               $11.01       $12.35             0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.03        23,203
   01/01/2004 to 12/31/2004               $10.03       $10.07       264,755
   01/01/2005 to 12/31/2005               $10.07       $10.07       585,561
   01/01/2006 to 12/31/2006               $10.07       $10.29       609,983
   01/01/2007 to 12/31/2007               $10.29       $10.81       588,007
   01/01/2008 to 12/31/2008               $10.81       $10.76       388,371
   01/01/2009 to 12/31/2009               $10.76       $11.67       496,112
   01/01/2010 to 12/31/2010               $11.67       $11.93       385,035
   01/01/2011 to 12/31/2011               $11.93       $12.00       287,931

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.10        37,841
   01/01/2004 to 12/31/2004               $10.10       $10.43       329,463
   01/01/2005 to 12/31/2005               $10.43       $10.52       254,793
   01/01/2006 to 12/31/2006               $10.52       $10.74       316,950
   01/01/2007 to 12/31/2007               $10.74       $11.45       384,049
   01/01/2008 to 12/31/2008               $11.45       $11.01       420,223
   01/01/2009 to 12/31/2009               $11.01       $12.62       571,250
   01/01/2010 to 12/31/2010               $12.62       $13.38       429,529
   01/01/2011 to 12/31/2011               $13.38       $13.58       340,001

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.04             0
   01/01/2006 to 12/31/2006               $10.04       $10.66         9,957
   01/01/2007 to 12/31/2007               $10.66       $11.41        37,326
   01/01/2008 to 12/31/2008               $11.41       $ 9.04       590,178
   01/01/2009 to 12/31/2009               $ 9.04       $10.67       784,695
   01/01/2010 to 12/31/2010               $10.67       $11.61       560,686
   01/01/2011 to 12/31/2011               $11.61       $11.54       518,147

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.30         3,356
   01/01/2004 to 12/31/2004               $10.30       $ 9.43         8,600
   01/01/2005 to 12/31/2005               $ 9.43       $ 9.42        14,132
   01/01/2006 to 12/31/2006               $ 9.42       $10.44        20,751
   01/01/2007 to 12/31/2007               $10.44       $11.00        31,082
   01/01/2008 to 12/31/2008               $11.00       $ 7.04        45,744
   01/01/2009 to 12/31/2009               $ 7.04       $ 9.27        66,712
   01/01/2010 to 12/31/2010               $ 9.27       $12.45        54,161
   01/01/2011 to 12/31/2011               $12.45       $12.13        33,410

AST SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.69        14,484
   01/01/2004 to 12/31/2004               $10.69       $12.24       120,010
   01/01/2005 to 12/31/2005               $12.24       $12.85       198,129
   01/01/2006 to 12/31/2006               $12.85       $15.18       179,457
   01/01/2007 to 12/31/2007               $15.18       $14.10       168,818
   01/01/2008 to 12/31/2008               $14.10       $ 9.75       164,705
   01/01/2009 to 12/31/2009               $ 9.75       $12.18       156,988
   01/01/2010 to 12/31/2010               $12.18       $15.10       119,458
   01/01/2011 to 12/31/2011               $15.10       $13.97        84,338

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.70         4,032
   01/01/2004 to 12/31/2004               $10.70       $12.00        45,483
   01/01/2005 to 12/31/2005               $12.00       $12.46        83,646
   01/01/2006 to 12/31/2006               $12.46       $14.87        99,807
   01/01/2007 to 12/31/2007               $14.87       $14.11        94,095
   01/01/2008 to 12/31/2008               $14.11       $ 8.07        90,687
   01/01/2009 to 12/31/2009               $ 8.07       $ 9.83        90,715
   01/01/2010 to 12/31/2010               $ 9.83       $10.96        80,823
   01/01/2011 to 12/31/2011               $10.96       $10.60        55,878

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.35         7,131
   01/01/2004 to 12/31/2004               $10.35       $11.06        85,967
   01/01/2005 to 12/31/2005               $11.06       $10.40       137,577
   01/01/2006 to 12/31/2006               $10.40       $10.88       148,189
   01/01/2007 to 12/31/2007               $10.88       $11.73       170,413
   01/01/2008 to 12/31/2008               $11.73       $11.26       149,809
   01/01/2009 to 12/31/2009               $11.26       $12.43       146,385
   01/01/2010 to 12/31/2010               $12.43       $12.93       116,874
   01/01/2011 to 12/31/2011               $12.93       $13.25        78,444

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.27         7,530
   01/01/2004 to 12/31/2004               $10.27       $10.69        21,990
   01/01/2005 to 12/31/2005               $10.69       $12.25        33,467
   01/01/2006 to 12/31/2006               $12.25       $12.73       105,076
   01/01/2007 to 12/31/2007               $12.73       $13.56       118,462
   01/01/2008 to 12/31/2008               $13.56       $ 7.93       111,451
   01/01/2009 to 12/31/2009               $ 7.93       $11.97       132,142
   01/01/2010 to 12/31/2010               $11.97       $13.64       103,846
   01/01/2011 to 12/31/2011               $13.64       $13.19        81,032

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.98         7,051
   01/01/2008 to 12/31/2008               $ 9.98       $ 9.31        52,637
   01/01/2009 to 12/31/2009               $ 9.31       $10.23        45,898
   01/01/2010 to 12/31/2010               $10.23       $10.85        34,425
   01/01/2011 to 12/31/2011               $10.85       $11.32        28,198

EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004                   --       $12.26        14,337
   01/01/2005 to 12/31/2005               $12.26       $14.00         7,288
   01/01/2006 to 12/31/2006               $14.00       $16.96         8,003
   01/01/2007 to 12/31/2007               $16.96       $19.19        16,047
   01/01/2008 to 12/31/2008               $19.19       $11.05        10,035
   01/01/2009 to 12/31/2009               $11.05       $12.61        13,593
   01/01/2010 to 07/16/2010               $12.61       $11.98             0

EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004                   --       $11.04         1,787
   01/01/2005 to 12/31/2005               $11.04       $11.28           879
   01/01/2006 to 12/31/2006               $11.28       $11.77         1,766
   01/01/2007 to 12/31/2007               $11.77       $12.96         2,907
   01/01/2008 to 12/31/2008               $12.96       $ 9.29         1,229
   01/01/2009 to 12/31/2009               $ 9.29       $13.16         3,811
   01/01/2010 to 07/16/2010               $13.16       $12.29             0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.99       $14.51         9,049
   01/01/2011 to 12/31/2011               $14.51       $12.45         5,912

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $12.29       $15.51         4,753
   01/01/2011 to 12/31/2011               $15.51       $14.44         2,595

* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HAV 40 BPS (1.65%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.93       $ 9.70     107,441,591
   01/01/2010 to 12/31/2010               $ 9.70       $10.68     133,580,486
   01/01/2011 to 12/31/2011               $10.68       $10.22     102,346,558

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.05       $ 9.99       4,930,435
   01/01/2010 to 12/31/2010               $ 9.99       $11.18       6,178,407
   01/01/2011 to 12/31/2011               $11.18       $11.39       5,937,210

AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.26       $ 9.95      97,458,970
   01/01/2010 to 12/31/2010               $ 9.95       $10.99     124,066,065
   01/01/2011 to 12/31/2011               $10.99       $10.67      99,522,684

AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.09       $11.51       3,294,871
   01/01/2010 to 12/31/2010               $11.51       $12.73       3,942,580
   01/01/2011 to 12/31/2011               $12.73       $12.46       3,528,509

AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009               $ 9.96       $10.02               0
   01/01/2010 to 12/31/2010               $10.02       $10.78               0
   01/01/2011 to 12/31/2011               $10.78       $11.28               0

AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009               $ 9.69       $ 9.39               0
   01/01/2010 to 12/31/2010               $ 9.39       $10.21               0
   01/01/2011 to 12/31/2011               $10.21       $11.01               0

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.78          13,765
   01/01/2011 to 12/31/2011               $10.78       $11.81          45,769

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009               $ 9.92       $ 9.70               0
   01/01/2010 to 12/31/2010               $ 9.70       $10.61               0
   01/01/2011 to 12/31/2011               $10.61       $11.85               0

AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009               $ 9.91       $ 9.60               0
   01/01/2010 to 12/31/2010               $ 9.60       $10.52               0
   01/01/2011 to 12/31/2011               $10.52       $12.00               0

AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009               $ 9.38       $ 8.80               0
   01/01/2010 to 12/31/2010               $ 8.80       $ 9.68               0
   01/01/2011 to 12/31/2011               $ 9.68       $11.30               0

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $11.03               0
   01/01/2011 to 12/31/2011               $11.03       $13.04               0

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $12.04               0

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.74       $ 9.52     118,425,926
   01/01/2010 to 12/31/2010               $ 9.52       $10.62     141,306,019
   01/01/2011 to 12/31/2011               $10.62       $10.19     100,099,910

AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009               $12.11       $18.32       2,154,565
   01/01/2010 to 12/31/2010               $18.32       $23.19       2,674,245
   01/01/2011 to 12/31/2011               $23.19       $24.31       2,210,944

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $11.08       $14.46       3,702,808
   01/01/2010 to 12/31/2010               $14.46       $18.85       4,200,876
   01/01/2011 to 12/31/2011               $18.85       $16.11       4,029,967

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.97       $ 9.63      15,821,358
   01/01/2010 to 12/31/2010               $ 9.63       $10.69      15,820,580
   01/01/2011 to 12/31/2011               $10.69       $ 9.94      12,948,030

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $13.42       5,868,356
   01/01/2010 to 12/31/2010               $13.42       $15.82       6,728,348
   01/01/2011 to 12/31/2011               $15.82       $15.10       4,560,864

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $12.13       $15.91       6,854,079
   01/01/2010 to 12/31/2010               $15.91       $17.92       7,241,298
   01/01/2011 to 12/31/2011               $17.92       $15.34       5,734,722

AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $11.35       $14.74       3,492,926
   01/01/2010 to 12/31/2010               $14.74       $16.10       3,649,081
   01/01/2011 to 12/31/2011               $16.10       $13.85       2,916,031

AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $10.78       $11.75      45,976,810
   01/01/2010 to 12/31/2010               $11.75       $12.80      22,040,989
   01/01/2011 to 12/31/2011               $12.80       $14.16     215,533,382

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009               $10.30       $13.86       5,086,873
   01/01/2010 to 12/31/2010               $13.86       $14.60       5,905,133
   01/01/2011 to 12/31/2011               $14.60       $13.05       4,359,903

AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.92       $ 8.78       5,087,827
   01/01/2010 to 12/31/2010               $ 8.78       $ 9.78       5,307,829
   01/01/2011 to 12/31/2011               $ 9.78       $ 9.21       4,698,568

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2009 to 12/31/2009               $11.37       $13.73      10,096,051
   01/01/2010 to 12/31/2010               $13.73       $15.32       8,604,037
   01/01/2011 to 12/31/2011               $15.32       $16.60       9,200,629

AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.52       $10.86      17,250,307
   01/01/2010 to 12/31/2010               $10.86       $12.79      17,364,094
   01/01/2011 to 12/31/2011               $12.79       $12.47      14,080,420

AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.02       $ 9.75       4,944,538
   01/01/2010 to 12/31/2010               $ 9.75       $10.82       5,238,425
   01/01/2011 to 12/31/2011               $10.82       $10.57       4,289,955

AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.11       $12.11       2,137,413
   01/01/2010 to 12/31/2010               $12.11       $14.72       2,978,973
   01/01/2011 to 12/31/2011               $14.72       $13.98       2,405,087

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009               $10.53       $10.42      66,786,776
   01/01/2010 to 12/31/2010               $10.42       $10.25      50,307,852
   01/01/2011 to 12/31/2011               $10.25       $10.09      50,902,069

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.22       $13.88       5,689,131
   01/01/2010 to 12/31/2010               $13.88       $16.85       5,901,157
   01/01/2011 to 12/31/2011               $16.85       $16.16       4,911,194

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.38       $11.65       4,022,837
   01/01/2010 to 12/31/2010               $11.65       $14.75       5,702,161
   01/01/2011 to 12/31/2011               $14.75       $14.75       4,466,247

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.18       $ 9.97       1,585,215
   01/01/2010 to 12/31/2010               $ 9.97       $11.79       2,045,616
   01/01/2011 to 04/29/2011               $11.79       $13.23               0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $11.58       $12.19      19,779,745
   01/01/2010 to 12/31/2010               $12.19       $12.46      20,255,855
   01/01/2011 to 12/31/2011               $12.46       $12.53      18,155,075

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $12.29       $13.65      59,442,486
   01/01/2010 to 12/31/2010               $13.65       $14.46      75,211,006
   01/01/2011 to 12/31/2011               $14.46       $14.67      60,233,010

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.17       $10.65      82,197,582
   01/01/2010 to 12/31/2010               $10.65       $11.58     100,001,194
   01/01/2011 to 12/31/2011               $11.58       $11.51      96,778,216

AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.75       $ 8.88       2,524,147
   01/01/2010 to 12/31/2010               $ 8.88       $11.91       4,648,452
   01/01/2011 to 12/31/2011               $11.91       $11.60       3,213,655

AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.85       $14.11       6,242,625
   01/01/2010 to 12/31/2010               $14.11       $17.49       6,195,308
   01/01/2011 to 12/31/2011               $17.49       $16.17       5,166,090

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.90       $10.13       3,572,238
   01/01/2010 to 12/31/2010               $10.13       $11.28       4,182,015
   01/01/2011 to 12/31/2011               $11.28       $10.91       3,313,597

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $13.56       $15.07       6,337,072
   01/01/2010 to 12/31/2010               $15.07       $15.67       7,114,847
   01/01/2011 to 12/31/2011               $15.67       $16.05       6,639,260

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.98       $10.54      10,159,519
   01/01/2010 to 12/31/2010               $10.54       $12.01      12,250,636
   01/01/2011 to 12/31/2011               $12.01       $11.61       9,294,364

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.46       $10.21      12,750,275
   01/01/2010 to 12/31/2010               $10.21       $10.83      17,651,916
   01/01/2011 to 12/31/2011               $10.83       $11.29      18,170,336

EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009               $11.02       $14.01         668,798
   01/01/2010 to 07/16/2010               $14.01       $13.31               0

EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009               $10.31       $13.42         749,780
   01/01/2010 to 07/16/2010               $13.42       $12.54               0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $13.33       $16.11         637,587
   01/01/2011 to 12/31/2011               $16.11       $13.82         523,908

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $12.54       $15.82         385,986
   01/01/2011 to 12/31/2011               $15.82       $14.72         411,256

* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH ANY TWO OF GRO PLUS, EBP OR HAV OR WITH ANY ONE
                          OF COMBO 5% OR HDV (1.75%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02         74,829
   01/01/2006 to 12/31/2006               $10.02       $11.00      1,109,599
   01/01/2007 to 12/31/2007               $11.00       $11.80      2,095,862
   01/01/2008 to 12/31/2008               $11.80       $ 7.90      4,352,710
   01/01/2009 to 12/31/2009               $ 7.90       $ 9.66      7,832,549
   01/01/2010 to 12/31/2010               $ 9.66       $10.62      8,125,948
   01/01/2011 to 12/31/2011               $10.62       $10.16      5,875,413

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $14.10       $14.24         46,399
   01/01/2006 to 12/31/2006               $14.24       $16.35         53,852
   01/01/2007 to 12/31/2007               $16.35       $16.04         75,537
   01/01/2008 to 12/31/2008               $16.04       $10.28        116,472
   01/01/2009 to 12/31/2009               $10.28       $11.90        295,585
   01/01/2010 to 12/31/2010               $11.90       $13.31        387,586
   01/01/2011 to 12/31/2011               $13.31       $13.55        332,429

AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03         18,315
   01/01/2006 to 12/31/2006               $10.03       $10.89        206,700
   01/01/2007 to 12/31/2007               $10.89       $11.67        363,364
   01/01/2008 to 12/31/2008               $11.67       $ 8.18      4,544,410
   01/01/2009 to 12/31/2009               $ 8.18       $ 9.90      9,195,019
   01/01/2010 to 12/31/2010               $ 9.90       $10.93      8,699,486
   01/01/2011 to 12/31/2011               $10.93       $10.61      6,901,091

AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $14.72       $15.48         69,971
   01/01/2006 to 12/31/2006               $15.48       $18.51        168,266
   01/01/2007 to 12/31/2007               $18.51       $18.40        187,126
   01/01/2008 to 12/31/2008               $18.40       $11.34        124,499
   01/01/2009 to 12/31/2009               $11.34       $13.17        292,701
   01/01/2010 to 12/31/2010               $13.17       $14.55        285,605
   01/01/2011 to 12/31/2011               $14.55       $14.23        245,098

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   06/30/2008* to 12/31/2008              $10.04       $11.70              0
   01/01/2009 to 12/31/2009               $11.70       $11.46              0
   01/01/2010 to 12/31/2010               $11.46       $12.31              0
   01/01/2011 to 12/31/2011               $12.31       $12.87              0

AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.38              0
   01/01/2010 to 12/31/2010               $ 9.38       $10.19            629
   01/01/2011 to 12/31/2011               $10.19       $10.98         11,571

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.77          4,783
   01/01/2011 to 12/31/2011               $10.77       $11.79          7,346

AST BOND PORTFOLIO 2018
   06/30/2008* to 12/31/2008              $10.06       $12.53              0
   01/01/2009 to 12/31/2009               $12.53       $11.57              0
   01/01/2010 to 12/31/2010               $11.57       $12.64              0
   01/01/2011 to 12/31/2011               $12.64       $14.10         16,280

AST BOND PORTFOLIO 2019
   06/30/2008* to 12/31/2008              $10.08       $12.60              0
   01/01/2009 to 12/31/2009               $12.60       $11.43              0
   01/01/2010 to 12/31/2010               $11.43       $12.50              0
   01/01/2011 to 12/31/2011               $12.50       $14.25              0

AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.79              0
   01/01/2010 to 12/31/2010               $ 8.79       $ 9.66          3,398
   01/01/2011 to 12/31/2011               $ 9.66       $11.27              0

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $11.01          7,539
   01/01/2011 to 12/31/2011               $11.01       $13.02         17,990

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $12.03         25,532

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01        156,071
   01/01/2006 to 12/31/2006               $10.01       $11.18      1,236,146
   01/01/2007 to 12/31/2007               $11.18       $12.05      2,184,899
   01/01/2008 to 12/31/2008               $12.05       $ 7.70      5,254,768
   01/01/2009 to 12/31/2009               $ 7.70       $ 9.48      9,649,337
   01/01/2010 to 12/31/2010               $ 9.48       $10.56      9,541,918
   01/01/2011 to 12/31/2011               $10.56       $10.13      6,564,135

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $20.21       $21.33        53,032
   01/01/2006 to 12/31/2006               $21.33       $28.65        70,174
   01/01/2007 to 12/31/2007               $28.65       $22.53        42,768
   01/01/2008 to 12/31/2008               $22.53       $14.38        50,033
   01/01/2009 to 12/31/2009               $14.38       $18.64       105,825
   01/01/2010 to 12/31/2010               $18.64       $23.57       111,924
   01/01/2011 to 12/31/2011               $23.57       $24.68        97,984

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.86         5,370
   01/01/2003 to 12/31/2003               $ 9.86       $16.42        18,658
   01/01/2004 to 12/31/2004               $16.42       $19.86        77,506
   01/01/2005 to 12/31/2005               $19.86       $21.35       157,947
   01/01/2006 to 12/31/2006               $21.35       $23.69       177,500
   01/01/2007 to 12/31/2007               $23.69       $25.88       191,930
   01/01/2008 to 12/31/2008               $25.88       $14.22       104,149
   01/01/2009 to 12/31/2009               $14.22       $18.53       232,311
   01/01/2010 to 12/31/2010               $18.53       $24.13       246,378
   01/01/2011 to 12/31/2011               $24.13       $20.60       210,184

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.83           717
   01/01/2003 to 12/31/2003               $ 9.83       $12.80       106,644
   01/01/2004 to 12/31/2004               $12.80       $13.96       421,261
   01/01/2005 to 12/31/2005               $13.96       $14.37       689,808
   01/01/2006 to 12/31/2006               $14.37       $16.55       568,989
   01/01/2007 to 12/31/2007               $16.55       $17.10       569,511
   01/01/2008 to 12/31/2008               $17.10       $ 9.96       371,815
   01/01/2009 to 12/31/2009               $ 9.96       $11.67       621,602
   01/01/2010 to 12/31/2010               $11.67       $12.94       632,157
   01/01/2011 to 12/31/2011               $12.94       $12.01       436,847

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.88         5,904
   01/01/2003 to 12/31/2003               $ 9.88       $12.77        20,463
   01/01/2004 to 12/31/2004               $12.77       $14.60       102,613
   01/01/2005 to 12/31/2005               $14.60       $15.03       160,720
   01/01/2006 to 12/31/2006               $15.03       $15.69       120,385
   01/01/2007 to 12/31/2007               $15.69       $18.40       111,444
   01/01/2008 to 12/31/2008               $18.40       $10.70        86,649
   01/01/2009 to 12/31/2009               $10.70       $16.52       253,562
   01/01/2010 to 12/31/2010               $16.52       $19.45       254,558
   01/01/2011 to 12/31/2011               $19.45       $18.54       155,235

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.72          16,068
   01/01/2003 to 12/31/2003               $ 9.72       $13.38          54,833
   01/01/2004 to 12/31/2004               $13.38       $15.26         291,719
   01/01/2005 to 12/31/2005               $15.26       $17.48         412,839
   01/01/2006 to 12/31/2006               $17.48       $20.78         373,524
   01/01/2007 to 12/31/2007               $20.78       $24.30         405,608
   01/01/2008 to 12/31/2008               $24.30       $11.88         279,897
   01/01/2009 to 12/31/2009               $11.88       $15.80         487,491
   01/01/2010 to 12/31/2010               $15.80       $17.77         425,028
   01/01/2011 to 12/31/2011               $17.77       $15.20         278,398

AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.79             279
   01/01/2003 to 12/31/2003               $ 9.79       $12.88             632
   01/01/2004 to 12/31/2004               $12.88       $15.32           6,471
   01/01/2005 to 12/31/2005               $15.32       $17.12          44,465
   01/01/2006 to 12/31/2006               $17.12       $21.44         103,147
   01/01/2007 to 12/31/2007               $21.44       $24.81         181,170
   01/01/2008 to 12/31/2008               $24.81       $13.65         149,062
   01/01/2009 to 12/31/2009               $13.65       $17.50         230,878
   01/01/2010 to 12/31/2010               $17.50       $19.10         223,400
   01/01/2011 to 12/31/2011               $19.10       $16.41         166,971

AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008              $10.00       $10.72      12,969,535
   01/01/2009 to 12/31/2009               $10.72       $11.73       3,153,640
   01/01/2010 to 12/31/2010               $11.73       $12.77       1,201,858
   01/01/2011 to 12/31/2011               $12.77       $14.10      12,727,050

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.95             293
   01/01/2003 to 12/31/2003               $ 9.95       $12.77           8,138
   01/01/2004 to 12/31/2004               $12.77       $14.70          22,423
   01/01/2005 to 12/31/2005               $14.70       $16.03          44,887
   01/01/2006 to 12/31/2006               $16.03       $19.34         113,134
   01/01/2007 to 12/31/2007               $19.34       $20.80         141,032
   01/01/2008 to 12/31/2008               $20.80       $11.98         113,373
   01/01/2009 to 12/31/2009               $11.98       $15.99         221,273
   01/01/2010 to 12/31/2010               $15.99       $16.84         185,707
   01/01/2011 to 12/31/2011               $16.84       $15.03         114,544

AST LARGE-CAP VALUE PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.90             200
   01/01/2003 to 12/31/2003               $ 9.90       $11.67          11,538
   01/01/2004 to 12/31/2004               $11.67       $13.23          49,033
   01/01/2005 to 12/31/2005               $13.23       $13.84         170,343
   01/01/2006 to 12/31/2006               $13.84       $16.11         168,016
   01/01/2007 to 12/31/2007               $16.11       $15.35         215,386
   01/01/2008 to 12/31/2008               $15.35       $ 8.83         276,477
   01/01/2009 to 12/31/2009               $ 8.83       $10.36         346,012
   01/01/2010 to 12/31/2010               $10.36       $11.52         329,940
   01/01/2011 to 12/31/2011               $11.52       $10.84         425,797

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $10.23           274
   01/01/2003 to 12/31/2003               $10.23       $11.94        20,920
   01/01/2004 to 12/31/2004               $11.94       $12.60       108,071
   01/01/2005 to 12/31/2005               $12.60       $12.52       199,301
   01/01/2006 to 12/31/2006               $12.52       $13.51       181,639
   01/01/2007 to 12/31/2007               $13.51       $14.08       211,644
   01/01/2008 to 12/31/2008               $14.08       $10.62       187,186
   01/01/2009 to 12/31/2009               $10.62       $14.04       462,990
   01/01/2010 to 12/31/2010               $14.04       $15.65       363,535
   01/01/2011 to 12/31/2011               $15.65       $16.94       802,019

AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.52        26,662
   01/01/2003 to 12/31/2003               $ 9.52       $12.32       126,883
   01/01/2004 to 12/31/2004               $12.32       $14.00       479,057
   01/01/2005 to 12/31/2005               $14.00       $14.69       812,989
   01/01/2006 to 12/31/2006               $14.69       $15.48       798,266
   01/01/2007 to 12/31/2007               $15.48       $17.49       862,699
   01/01/2008 to 12/31/2008               $17.49       $ 9.68       585,331
   01/01/2009 to 12/31/2009               $ 9.68       $12.34       888,567
   01/01/2010 to 12/31/2010               $12.34       $14.52       935,347
   01/01/2011 to 12/31/2011               $14.52       $14.13       601,374

AST MFS GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $11.43         6,479
   01/01/2004 to 12/31/2004               $11.43       $12.43        26,773
   01/01/2005 to 12/31/2005               $12.43       $12.99        73,337
   01/01/2006 to 12/31/2006               $12.99       $14.00        47,760
   01/01/2007 to 12/31/2007               $14.00       $15.83        46,783
   01/01/2008 to 12/31/2008               $15.83       $ 9.90       101,558
   01/01/2009 to 12/31/2009               $ 9.90       $12.10       319,640
   01/01/2010 to 12/31/2010               $12.10       $13.40       285,466
   01/01/2011 to 12/31/2011               $13.40       $13.09       256,621

AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $15.19       $15.73        14,573
   01/01/2006 to 12/31/2006               $15.73       $17.66        20,780
   01/01/2007 to 12/31/2007               $17.66       $17.83        60,316
   01/01/2008 to 12/31/2008               $17.83       $10.84        84,121
   01/01/2009 to 12/31/2009               $10.84       $14.79       131,073
   01/01/2010 to 12/31/2010               $14.79       $17.96       245,356
   01/01/2011 to 12/31/2011               $17.96       $17.04       194,504

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.99         11,113
   01/01/2003 to 12/31/2003               $ 9.99       $ 9.88         40,239
   01/01/2004 to 12/31/2004               $ 9.88       $ 9.79        118,431
   01/01/2005 to 12/31/2005               $ 9.79       $ 9.88        216,620
   01/01/2006 to 12/31/2006               $ 9.88       $10.15        506,428
   01/01/2007 to 12/31/2007               $10.15       $10.46        811,956
   01/01/2008 to 12/31/2008               $10.46       $10.54      4,924,789
   01/01/2009 to 12/31/2009               $10.54       $10.38      6,589,463
   01/01/2010 to 12/31/2010               $10.38       $10.20      3,952,695
   01/01/2011 to 12/31/2011               $10.20       $10.02      3,134,616

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.98          5,947
   01/01/2003 to 12/31/2003               $ 9.98       $13.37         40,022
   01/01/2004 to 12/31/2004               $13.37       $16.13        173,241
   01/01/2005 to 12/31/2005               $16.13       $17.76        272,421
   01/01/2006 to 12/31/2006               $17.76       $19.33        290,142
   01/01/2007 to 12/31/2007               $19.33       $19.59        243,039
   01/01/2008 to 12/31/2008               $19.59       $11.11        126,789
   01/01/2009 to 12/31/2009               $11.11       $15.36        175,659
   01/01/2010 to 12/31/2010               $15.36       $18.62        179,576
   01/01/2011 to 12/31/2011               $18.62       $17.84        124,275

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $14.07       $15.52         76,284
   01/01/2006 to 12/31/2006               $15.52       $17.39        176,082
   01/01/2007 to 12/31/2007               $17.39       $20.88        230,717
   01/01/2008 to 12/31/2008               $20.88       $11.65        166,699
   01/01/2009 to 12/31/2009               $11.65       $14.86        194,357
   01/01/2010 to 12/31/2010               $14.86       $18.79        265,825
   01/01/2011 to 12/31/2011               $18.79       $18.77        159,187

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.72            277
   01/01/2003 to 12/31/2003               $ 9.72       $14.09          7,018
   01/01/2004 to 12/31/2004               $14.09       $15.15         35,100
   01/01/2005 to 12/31/2005               $15.15       $14.94         20,632
   01/01/2006 to 12/31/2006               $14.94       $15.81         17,749
   01/01/2007 to 12/31/2007               $15.81       $18.44         40,312
   01/01/2008 to 12/31/2008               $18.44       $10.41         40,300
   01/01/2009 to 12/31/2009               $10.41       $12.54         83,604
   01/01/2010 to 12/31/2010               $12.54       $14.82        106,919
   01/01/2011 to 04/29/2011               $14.82       $16.61              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.23         30,532
   01/01/2004 to 12/31/2004               $10.23       $10.26        295,271
   01/01/2005 to 12/31/2005               $10.26       $10.25        608,617
   01/01/2006 to 12/31/2006               $10.25       $10.45        538,026
   01/01/2007 to 12/31/2007               $10.45       $10.97        540,038
   01/01/2008 to 12/31/2008               $10.97       $10.90        712,342
   01/01/2009 to 12/31/2009               $10.90       $11.80      1,339,103
   01/01/2010 to 12/31/2010               $11.80       $12.05      1,296,102
   01/01/2011 to 12/31/2011               $12.05       $12.10      1,090,180

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $10.17         11,308
   01/01/2003 to 12/31/2003               $10.17       $10.52         93,573
   01/01/2004 to 12/31/2004               $10.52       $10.85        356,784
   01/01/2005 to 12/31/2005               $10.85       $10.93        221,858
   01/01/2006 to 12/31/2006               $10.93       $11.14        413,360
   01/01/2007 to 12/31/2007               $11.14       $11.85        627,158
   01/01/2008 to 12/31/2008               $11.85       $11.38      1,923,586
   01/01/2009 to 12/31/2009               $11.38       $13.03      6,477,063
   01/01/2010 to 12/31/2010               $13.03       $13.79      5,823,131
   01/01/2011 to 12/31/2011               $13.79       $13.98      4,380,484

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.04         40,555
   01/01/2006 to 12/31/2006               $10.04       $10.65        135,242
   01/01/2007 to 12/31/2007               $10.65       $11.37        254,722
   01/01/2008 to 12/31/2008               $11.37       $ 9.00      5,689,527
   01/01/2009 to 12/31/2009               $ 9.00       $10.61      8,876,053
   01/01/2010 to 12/31/2010               $10.61       $11.52      8,285,111
   01/01/2011 to 12/31/2011               $11.52       $11.44      9,292,075

AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $13.53          8,575
   01/01/2004 to 12/31/2004               $13.53       $12.37         40,854
   01/01/2005 to 12/31/2005               $12.37       $12.33         59,333
   01/01/2006 to 12/31/2006               $12.33       $13.64         47,796
   01/01/2007 to 12/31/2007               $13.64       $14.36         54,847
   01/01/2008 to 12/31/2008               $14.36       $ 9.17         68,880
   01/01/2009 to 12/31/2009               $ 9.17       $12.07        124,179
   01/01/2010 to 12/31/2010               $12.07       $16.17        260,929
   01/01/2011 to 12/31/2011               $16.17       $15.74        118,967

AST SMALL-CAP VALUE PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $10.08          6,048
   01/01/2003 to 12/31/2003               $10.08       $13.45         37,207
   01/01/2004 to 12/31/2004               $13.45       $15.39        141,679
   01/01/2005 to 12/31/2005               $15.39       $16.13        223,774
   01/01/2006 to 12/31/2006               $16.13       $19.02        223,604
   01/01/2007 to 12/31/2007               $19.02       $17.64        267,468
   01/01/2008 to 12/31/2008               $17.64       $12.18        207,810
   01/01/2009 to 12/31/2009               $12.18       $15.20        346,090
   01/01/2010 to 12/31/2010               $15.20       $18.81        370,330
   01/01/2011 to 12/31/2011               $18.81       $17.38        308,621

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $10.08         25,273
   01/01/2003 to 12/31/2003               $10.08       $12.71         16,568
   01/01/2004 to 12/31/2004               $12.71       $14.23         51,451
   01/01/2005 to 12/31/2005               $14.23       $14.75         86,022
   01/01/2006 to 12/31/2006               $14.75       $17.58        156,441
   01/01/2007 to 12/31/2007               $17.58       $16.66        180,532
   01/01/2008 to 12/31/2008               $16.66       $ 9.51        162,150
   01/01/2009 to 12/31/2009               $ 9.51       $11.57        232,439
   01/01/2010 to 12/31/2010               $11.57       $12.87        263,882
   01/01/2011 to 12/31/2011               $12.87       $12.44        209,831

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $10.31          4,861
   01/01/2003 to 12/31/2003               $10.31       $11.44         13,487
   01/01/2004 to 12/31/2004               $11.44       $12.21        103,452
   01/01/2005 to 12/31/2005               $12.21       $11.46        159,623
   01/01/2006 to 12/31/2006               $11.46       $11.96        177,938
   01/01/2007 to 12/31/2007               $11.96       $12.89        186,574
   01/01/2008 to 12/31/2008               $12.89       $12.35        196,898
   01/01/2009 to 12/31/2009               $12.35       $13.61        510,891
   01/01/2010 to 12/31/2010               $13.61       $14.14        404,389
   01/01/2011 to 12/31/2011               $14.14       $14.46        331,623

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2002 to 12/31/2002                   --       $ 9.34            618
   01/01/2003 to 12/31/2003               $ 9.34       $11.35          4,138
   01/01/2004 to 12/31/2004               $11.35       $11.80          7,799
   01/01/2005 to 12/31/2005               $11.80       $13.49         17,972
   01/01/2006 to 12/31/2006               $13.49       $14.01        116,955
   01/01/2007 to 12/31/2007               $14.01       $14.89        215,380
   01/01/2008 to 12/31/2008               $14.89       $ 8.70        366,989
   01/01/2009 to 12/31/2009               $ 8.70       $13.11        634,431
   01/01/2010 to 12/31/2010               $13.11       $14.91        621,392
   01/01/2011 to 12/31/2011               $14.91       $14.40        510,390

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.98         50,212
   01/01/2008 to 12/31/2008               $ 9.98       $ 9.29        827,581
   01/01/2009 to 12/31/2009               $ 9.29       $10.19      1,709,734
   01/01/2010 to 12/31/2010               $10.19       $10.79      1,705,804
   01/01/2011 to 12/31/2011               $10.79       $11.24      1,440,916

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2003 to 12/31/2003                   --       $10.45         1,075
   01/01/2004 to 12/31/2004               $10.45       $12.24         7,296
   01/01/2005 to 12/31/2005               $12.24       $13.95        18,651
   01/01/2006 to 12/31/2006               $13.95       $16.88        35,398
   01/01/2007 to 12/31/2007               $16.88       $19.07        42,612
   01/01/2008 to 12/31/2008               $19.07       $10.96        34,306
   01/01/2009 to 12/31/2009               $10.96       $12.49        38,920
   01/01/2010 to 07/16/2010               $12.49       $11.86             0

EVERGREEN VA OMEGA FUND
   01/01/2003 to 12/31/2003                   --       $13.23            27
   01/01/2004 to 12/31/2004               $13.23       $13.93           263
   01/01/2005 to 12/31/2005               $13.93       $14.22           843
   01/01/2006 to 12/31/2006               $14.22       $14.81         3,508
   01/01/2007 to 12/31/2007               $14.81       $16.29         6,353
   01/01/2008 to 12/31/2008               $16.29       $11.65         5,197
   01/01/2009 to 12/31/2009               $11.65       $16.48        23,777
   01/01/2010 to 07/16/2010               $16.48       $15.39             0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.87       $14.35        30,964
   01/01/2011 to 12/31/2011               $14.35       $12.30        35,489

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $15.39       $19.40        31,133
   01/01/2011 to 12/31/2011               $19.40       $18.04        33,795

* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH LT5 OR WITH ANY ONE OF EBP OR HAV AND GMWB OR HAV AND HD GRO/GRO PLUS 2008 OR EBP AND HD GRO/GRO PLUS 2008 OR HD GRO 60 BPS
                    OR GRO PLUS 2008 60 BPS OR HD5 (1.85%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02         632,270
   01/01/2006 to 12/31/2006               $10.02       $10.99       9,962,604
   01/01/2007 to 12/31/2007               $10.99       $11.78      16,220,177
   01/01/2008 to 12/31/2008               $11.78       $ 7.88      12,996,745
   01/01/2009 to 12/31/2009               $ 7.88       $ 9.62      14,794,354
   01/01/2010 to 12/31/2010               $ 9.62       $10.57      15,127,648
   01/01/2011 to 12/31/2011               $10.57       $10.10      11,901,852

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $12.02       $12.14           4,120
   01/01/2006 to 12/31/2006               $12.14       $13.92           3,978
   01/01/2007 to 12/31/2007               $13.92       $13.65           3,897
   01/01/2008 to 12/31/2008               $13.65       $ 8.74         122,348
   01/01/2009 to 12/31/2009               $ 8.74       $10.10         247,261
   01/01/2010 to 12/31/2010               $10.10       $11.29         302,795
   01/01/2011 to 12/31/2011               $11.29       $11.48         237,700

AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03         145,870
   01/01/2006 to 12/31/2006               $10.03       $10.88       2,070,288
   01/01/2007 to 12/31/2007               $10.88       $11.65       4,016,213
   01/01/2008 to 12/31/2008               $11.65       $ 8.15       3,952,675
   01/01/2009 to 12/31/2009               $ 8.15       $ 9.86       6,209,054
   01/01/2010 to 12/31/2010               $ 9.86       $10.87       7,706,029
   01/01/2011 to 12/31/2011               $10.87       $10.54       5,222,464

AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $12.62       $13.26          11,309
   01/01/2006 to 12/31/2006               $13.26       $15.84          35,936
   01/01/2007 to 12/31/2007               $15.84       $15.73          36,830
   01/01/2008 to 12/31/2008               $15.73       $ 9.68          83,163
   01/01/2009 to 12/31/2009               $ 9.68       $11.23         136,919
   01/01/2010 to 12/31/2010               $11.23       $12.40         171,930
   01/01/2011 to 12/31/2011               $12.40       $12.11         139,136

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.29         139,636
   01/01/2009 to 12/31/2009               $11.29       $11.04         150,751
   01/01/2010 to 12/31/2010               $11.04       $11.85         105,498
   01/01/2011 to 12/31/2011               $11.85       $12.38          76,725

AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.37          32,285
   01/01/2010 to 12/31/2010               $ 9.37       $10.17         357,124
   01/01/2011 to 12/31/2011               $10.17       $10.95       1,427,905

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.76       1,565,600
   01/01/2011 to 12/31/2011               $10.76       $11.76       3,379,253

AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $12.03         103,116
   01/01/2009 to 12/31/2009               $12.03       $11.09         110,416
   01/01/2010 to 12/31/2010               $11.09       $12.10          73,860
   01/01/2011 to 12/31/2011               $12.10       $13.49       4,655,561

AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.10          72,068
   01/01/2009 to 12/31/2009               $12.10       $10.96          58,861
   01/01/2010 to 12/31/2010               $10.96       $11.98          56,178
   01/01/2011 to 12/31/2011               $11.98       $13.64          15,267

AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.78           4,316
   01/01/2010 to 12/31/2010               $ 8.78       $ 9.64         440,131
   01/01/2011 to 12/31/2011               $ 9.64       $11.23          72,154

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $11.00         453,795
   01/01/2011 to 12/31/2011               $11.00       $12.99       5,310,943

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $12.01       2,646,536

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         771,103
   01/01/2006 to 12/31/2006               $10.01       $11.16      12,113,231
   01/01/2007 to 12/31/2007               $11.16       $12.02      21,325,649
   01/01/2008 to 12/31/2008               $12.02       $ 7.68      16,684,596
   01/01/2009 to 12/31/2009               $ 7.68       $ 9.44      18,658,604
   01/01/2010 to 12/31/2010               $ 9.44       $10.51      18,715,333
   01/01/2011 to 12/31/2011               $10.51       $10.06      14,835,810

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $15.16       $15.99          2,473
   01/01/2006 to 12/31/2006               $15.99       $21.46          2,781
   01/01/2007 to 12/31/2007               $21.46       $16.86          5,665
   01/01/2008 to 12/31/2008               $16.86       $10.75         15,771
   01/01/2009 to 12/31/2009               $10.75       $13.92         23,630
   01/01/2010 to 12/31/2010               $13.92       $17.58         59,296
   01/01/2011 to 12/31/2011               $17.58       $18.39         26,201

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.55          1,546
   01/01/2004 to 12/31/2004               $10.55       $12.74         12,031
   01/01/2005 to 12/31/2005               $12.74       $13.69        639,438
   01/01/2006 to 12/31/2006               $13.69       $15.17        537,848
   01/01/2007 to 12/31/2007               $15.17       $16.55        523,720
   01/01/2008 to 12/31/2008               $16.55       $ 9.08        561,110
   01/01/2009 to 12/31/2009               $ 9.08       $11.83        553,070
   01/01/2010 to 12/31/2010               $11.83       $15.39        518,785
   01/01/2011 to 12/31/2011               $15.39       $13.12        452,643

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.64         10,811
   01/01/2004 to 12/31/2004               $10.64       $11.59         53,860
   01/01/2005 to 12/31/2005               $11.59       $11.92      3,347,899
   01/01/2006 to 12/31/2006               $11.92       $13.72      2,337,469
   01/01/2007 to 12/31/2007               $13.72       $14.16      2,180,857
   01/01/2008 to 12/31/2008               $14.16       $ 8.24      2,255,764
   01/01/2009 to 12/31/2009               $ 8.24       $ 9.64      2,254,807
   01/01/2010 to 12/31/2010               $ 9.64       $10.68      2,137,260
   01/01/2011 to 12/31/2011               $10.68       $ 9.91      1,953,170

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.51          2,424
   01/01/2004 to 12/31/2004               $10.51       $12.01         10,211
   01/01/2005 to 12/31/2005               $12.01       $12.35        440,457
   01/01/2006 to 12/31/2006               $12.35       $12.88        331,810
   01/01/2007 to 12/31/2007               $12.88       $15.09        258,692
   01/01/2008 to 12/31/2008               $15.09       $ 8.77        253,032
   01/01/2009 to 12/31/2009               $ 8.77       $13.52        280,569
   01/01/2010 to 12/31/2010               $13.52       $15.90        242,511
   01/01/2011 to 12/31/2011               $15.90       $15.14        195,175

AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.56          6,110
   01/01/2004 to 12/31/2004               $10.56       $12.03         38,033
   01/01/2005 to 12/31/2005               $12.03       $13.77      1,603,783
   01/01/2006 to 12/31/2006               $13.77       $16.35      1,208,328
   01/01/2007 to 12/31/2007               $16.35       $19.10      1,092,394
   01/01/2008 to 12/31/2008               $19.10       $ 9.33      1,229,543
   01/01/2009 to 12/31/2009               $ 9.33       $12.39      1,161,321
   01/01/2010 to 12/31/2010               $12.39       $13.92      1,089,969
   01/01/2011 to 12/31/2011               $13.92       $11.90      1,027,651

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.81         6,010
   01/01/2005 to 12/31/2005               $12.81       $14.29        42,483
   01/01/2006 to 12/31/2006               $14.29       $17.88       150,532
   01/01/2007 to 12/31/2007               $17.88       $20.68       255,014
   01/01/2008 to 12/31/2008               $20.68       $11.36       244,203
   01/01/2009 to 12/31/2009               $11.36       $14.55       259,924
   01/01/2010 to 12/31/2010               $14.55       $15.87       262,760
   01/01/2011 to 12/31/2011               $15.87       $13.62       228,014

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.81           106
   01/01/2004 to 12/31/2004               $10.81       $12.42         1,120
   01/01/2005 to 12/31/2005               $12.42       $13.54        98,785
   01/01/2006 to 12/31/2006               $13.54       $16.31        80,255
   01/01/2007 to 12/31/2007               $16.31       $17.52        68,071
   01/01/2008 to 12/31/2008               $17.52       $10.08        65,599
   01/01/2009 to 12/31/2009               $10.08       $13.45       109,013
   01/01/2010 to 12/31/2010               $13.45       $14.14       107,431
   01/01/2011 to 12/31/2011               $14.14       $12.61        79,386

AST LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.45         1,288
   01/01/2004 to 12/31/2004               $10.45       $11.84         9,024
   01/01/2005 to 12/31/2005               $11.84       $12.37       141,734
   01/01/2006 to 12/31/2006               $12.37       $14.39       448,258
   01/01/2007 to 12/31/2007               $14.39       $13.70       800,178
   01/01/2008 to 12/31/2008               $13.70       $ 7.87       773,994
   01/01/2009 to 12/31/2009               $ 7.87       $ 9.22       746,645
   01/01/2010 to 12/31/2010               $ 9.22       $10.24       718,321
   01/01/2011 to 12/31/2011               $10.24       $ 9.63       631,842

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.41         1,266
   01/01/2004 to 12/31/2004               $10.41       $10.97        14,516
   01/01/2005 to 12/31/2005               $10.97       $10.89       884,804
   01/01/2006 to 12/31/2006               $10.89       $11.74       663,404
   01/01/2007 to 12/31/2007               $11.74       $12.22       592,594
   01/01/2008 to 12/31/2008               $12.22       $ 9.21       453,144
   01/01/2009 to 12/31/2009               $ 9.21       $12.16       456,888
   01/01/2010 to 12/31/2010               $12.16       $13.54       401,901
   01/01/2011 to 12/31/2011               $13.54       $14.64       325,417

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.31         10,353
   01/01/2004 to 12/31/2004               $10.31       $11.70         73,444
   01/01/2005 to 12/31/2005               $11.70       $12.27      3,268,031
   01/01/2006 to 12/31/2006               $12.27       $12.91      2,922,147
   01/01/2007 to 12/31/2007               $12.91       $14.57      2,860,552
   01/01/2008 to 12/31/2008               $14.57       $ 8.06      2,818,068
   01/01/2009 to 12/31/2009               $ 8.06       $10.26      2,845,484
   01/01/2010 to 12/31/2010               $10.26       $12.06      2,609,411
   01/01/2011 to 12/31/2011               $12.06       $11.73      2,214,643

AST MFS GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.21          1,319
   01/01/2004 to 12/31/2004               $10.21       $11.09          4,350
   01/01/2005 to 12/31/2005               $11.09       $11.58        296,619
   01/01/2006 to 12/31/2006               $11.58       $12.46        186,528
   01/01/2007 to 12/31/2007               $12.46       $14.08        167,347
   01/01/2008 to 12/31/2008               $14.08       $ 8.80        258,377
   01/01/2009 to 12/31/2009               $ 8.80       $10.74        358,825
   01/01/2010 to 12/31/2010               $10.74       $11.89        359,591
   01/01/2011 to 12/31/2011               $11.89       $11.60        331,705

AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $12.21       $12.63          9,584
   01/01/2006 to 12/31/2006               $12.63       $14.16         26,533
   01/01/2007 to 12/31/2007               $14.16       $14.28         39,015
   01/01/2008 to 12/31/2008               $14.28       $ 8.67         47,005
   01/01/2009 to 12/31/2009               $ 8.67       $11.82         59,964
   01/01/2010 to 12/31/2010               $11.82       $14.35        114,238
   01/01/2011 to 12/31/2011               $14.35       $13.59         60,443

AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $ 9.87          6,752
   01/01/2005 to 12/31/2005               $ 9.87       $ 9.95         83,526
   01/01/2006 to 12/31/2006               $ 9.95       $10.21        109,931
   01/01/2007 to 12/31/2007               $10.21       $10.52        119,089
   01/01/2008 to 12/31/2008               $10.52       $10.58        200,515
   01/01/2009 to 12/31/2009               $10.58       $10.41        375,004
   01/01/2010 to 12/31/2010               $10.41       $10.22        374,873
   01/01/2011 to 12/31/2011               $10.22       $10.03        339,040

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.85          4,186
   01/01/2004 to 12/31/2004               $10.85       $13.08         22,361
   01/01/2005 to 12/31/2005               $13.08       $14.39        608,612
   01/01/2006 to 12/31/2006               $14.39       $15.64        436,264
   01/01/2007 to 12/31/2007               $15.64       $15.84        396,454
   01/01/2008 to 12/31/2008               $15.84       $ 8.97        400,349
   01/01/2009 to 12/31/2009               $ 8.97       $12.39        355,454
   01/01/2010 to 12/31/2010               $12.39       $15.01        340,623
   01/01/2011 to 12/31/2011               $15.01       $14.37        266,534

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $11.93       $13.14         12,072
   01/01/2006 to 12/31/2006               $13.14       $14.71         23,205
   01/01/2007 to 12/31/2007               $14.71       $17.65         35,290
   01/01/2008 to 12/31/2008               $17.65       $ 9.84         41,621
   01/01/2009 to 12/31/2009               $ 9.84       $12.54        102,977
   01/01/2010 to 12/31/2010               $12.54       $15.83        112,678
   01/01/2011 to 12/31/2011               $15.83       $15.80         85,626

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.35          1,939
   01/01/2004 to 12/31/2004               $10.35       $11.12          3,898
   01/01/2005 to 12/31/2005               $11.12       $10.95         17,304
   01/01/2006 to 12/31/2006               $10.95       $11.59          3,098
   01/01/2007 to 12/31/2007               $11.59       $13.50          3,394
   01/01/2008 to 12/31/2008               $13.50       $ 7.61          3,347
   01/01/2009 to 12/31/2009               $ 7.61       $ 9.16         29,043
   01/01/2010 to 12/31/2010               $ 9.16       $10.81         31,025
   01/01/2011 to 04/29/2011               $10.81       $12.12              0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.02          1,299
   01/01/2004 to 12/31/2004               $10.02       $10.04         23,826
   01/01/2005 to 12/31/2005               $10.04       $10.01      2,368,077
   01/01/2006 to 12/31/2006               $10.01       $10.21      2,026,224
   01/01/2007 to 12/31/2007               $10.21       $10.70      2,015,366
   01/01/2008 to 12/31/2008               $10.70       $10.62      1,133,364
   01/01/2009 to 12/31/2009               $10.62       $11.49      1,321,221
   01/01/2010 to 12/31/2010               $11.49       $11.71      1,258,106
   01/01/2011 to 12/31/2011               $11.71       $11.75      1,121,766

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.09          3,287
   01/01/2004 to 12/31/2004               $10.09       $10.40         35,761
   01/01/2005 to 12/31/2005               $10.40       $10.46        601,069
   01/01/2006 to 12/31/2006               $10.46       $10.65      1,498,469
   01/01/2007 to 12/31/2007               $10.65       $11.32      2,121,472
   01/01/2008 to 12/31/2008               $11.32       $10.86      1,232,896
   01/01/2009 to 12/31/2009               $10.86       $12.42      1,800,202
   01/01/2010 to 12/31/2010               $12.42       $13.14      2,140,005
   01/01/2011 to 12/31/2011               $13.14       $13.30      1,714,104

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.04         38,691
   01/01/2006 to 12/31/2006               $10.04       $10.63        797,565
   01/01/2007 to 12/31/2007               $10.63       $11.35      2,061,983
   01/01/2008 to 12/31/2008               $11.35       $ 8.97      4,439,897
   01/01/2009 to 12/31/2009               $ 8.97       $10.56      5,249,566
   01/01/2010 to 12/31/2010               $10.56       $11.47      6,387,398
   01/01/2011 to 12/31/2011               $11.47       $11.37      5,312,189

AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $ 9.40          3,927
   01/01/2005 to 12/31/2005               $ 9.40       $ 9.36         30,283
   01/01/2006 to 12/31/2006               $ 9.36       $10.35        113,301
   01/01/2007 to 12/31/2007               $10.35       $10.88        195,793
   01/01/2008 to 12/31/2008               $10.88       $ 6.94        150,961
   01/01/2009 to 12/31/2009               $ 6.94       $ 9.13        179,179
   01/01/2010 to 12/31/2010               $ 9.13       $12.22        205,878
   01/01/2011 to 12/31/2011               $12.22       $11.88        134,536

AST SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.68          2,140
   01/01/2004 to 12/31/2004               $10.68       $12.21         16,803
   01/01/2005 to 12/31/2005               $12.21       $12.78        802,666
   01/01/2006 to 12/31/2006               $12.78       $15.05        664,261
   01/01/2007 to 12/31/2007               $15.05       $13.95        770,243
   01/01/2008 to 12/31/2008               $13.95       $ 9.62        674,415
   01/01/2009 to 12/31/2009               $ 9.62       $11.99        681,633
   01/01/2010 to 12/31/2010               $11.99       $14.83        624,893
   01/01/2011 to 12/31/2011               $14.83       $13.69        542,049

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.70          1,276
   01/01/2004 to 12/31/2004               $10.70       $11.96          7,978
   01/01/2005 to 12/31/2005               $11.96       $12.39        107,225
   01/01/2006 to 12/31/2006               $12.39       $14.75        421,727
   01/01/2007 to 12/31/2007               $14.75       $13.96        665,370
   01/01/2008 to 12/31/2008               $13.96       $ 7.96        562,143
   01/01/2009 to 12/31/2009               $ 7.96       $ 9.68        571,935
   01/01/2010 to 12/31/2010               $ 9.68       $10.76        566,616
   01/01/2011 to 12/31/2011               $10.76       $10.38        482,133

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.34          1,457
   01/01/2004 to 12/31/2004               $10.34       $11.03          9,789
   01/01/2005 to 12/31/2005               $11.03       $10.34        896,088
   01/01/2006 to 12/31/2006               $10.34       $10.79        691,404
   01/01/2007 to 12/31/2007               $10.79       $11.61        577,877
   01/01/2008 to 12/31/2008               $11.61       $11.11        334,497
   01/01/2009 to 12/31/2009               $11.11       $12.23        436,052
   01/01/2010 to 12/31/2010               $12.23       $12.69        433,698
   01/01/2011 to 12/31/2011               $12.69       $12.97        347,478

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $10.66           941
   01/01/2005 to 12/31/2005               $10.66       $12.18         1,793
   01/01/2006 to 12/31/2006               $12.18       $12.63       466,166
   01/01/2007 to 12/31/2007               $12.63       $13.41       882,598
   01/01/2008 to 12/31/2008               $13.41       $ 7.82       848,452
   01/01/2009 to 12/31/2009               $ 7.82       $11.78       944,726
   01/01/2010 to 12/31/2010               $11.78       $13.39       825,379
   01/01/2011 to 12/31/2011               $13.39       $12.92       683,116

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.98       446,352
   01/01/2008 to 12/31/2008               $ 9.98       $ 9.28       781,944
   01/01/2009 to 12/31/2009               $ 9.28       $10.17       625,127
   01/01/2010 to 12/31/2010               $10.17       $10.76       759,002
   01/01/2011 to 12/31/2011               $10.76       $11.20       654,564

EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2003 to 12/31/2003                   --       $10.45           970
   01/01/2004 to 12/31/2004               $10.45       $12.23             0
   01/01/2005 to 12/31/2005               $12.23       $13.92             0
   01/01/2006 to 12/31/2006               $13.92       $16.83            56
   01/01/2007 to 12/31/2007               $16.83       $18.99           996
   01/01/2008 to 12/31/2008               $18.99       $10.91           204
   01/01/2009 to 12/31/2009               $10.91       $12.41        11,436
   01/01/2010 to 07/16/2010               $12.41       $11.78             0

EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004                   --       $11.00         3,387
   01/01/2005 to 12/31/2005               $11.00       $11.22         3,473
   01/01/2006 to 12/31/2006               $11.22       $11.67         3,528
   01/01/2007 to 12/31/2007               $11.67       $12.83         3,526
   01/01/2008 to 12/31/2008               $12.83       $ 9.16         3,195
   01/01/2009 to 12/31/2009               $ 9.16       $12.95        19,581
   01/01/2010 to 07/16/2010               $12.95       $12.08             0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.79       $14.25        13,789
   01/01/2011 to 12/31/2011               $14.25       $12.20         5,474

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $12.08       $15.23        15,629
   01/01/2011 to 12/31/2011               $15.23       $14.14         8,214

* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH HAV, EBP AND GRO PLUS OR WITH COMBO 5% AND GRO
                                 PLUS (2.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         312,604
   01/01/2006 to 12/31/2006               $10.01       $10.97       5,065,695
   01/01/2007 to 12/31/2007               $10.97       $11.74       8,136,541
   01/01/2008 to 12/31/2008               $11.74       $ 7.84       9,400,328
   01/01/2009 to 12/31/2009               $ 7.84       $ 9.56      11,572,243
   01/01/2010 to 12/31/2010               $ 9.56       $10.49       9,571,229
   01/01/2011 to 12/31/2011               $10.49       $10.00       7,458,449

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $14.00       $14.12         238,150
   01/01/2006 to 12/31/2006               $14.12       $16.18         278,461
   01/01/2007 to 12/31/2007               $16.18       $15.83         367,074
   01/01/2008 to 12/31/2008               $15.83       $10.13         432,558
   01/01/2009 to 12/31/2009               $10.13       $11.69         495,878
   01/01/2010 to 12/31/2010               $11.69       $13.04         325,918
   01/01/2011 to 12/31/2011               $13.04       $13.23         289,460

AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02         159,724
   01/01/2006 to 12/31/2006               $10.02       $10.86       1,685,657
   01/01/2007 to 12/31/2007               $10.86       $11.61       2,790,774
   01/01/2008 to 12/31/2008               $11.61       $ 8.11       5,528,245
   01/01/2009 to 12/31/2009               $ 8.11       $ 9.80       8,798,728
   01/01/2010 to 12/31/2010               $ 9.80       $10.79       7,024,050
   01/01/2011 to 12/31/2011               $10.79       $10.44       5,182,858

AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $14.63       $15.36         278,563
   01/01/2006 to 12/31/2006               $15.36       $18.32         539,030
   01/01/2007 to 12/31/2007               $18.32       $18.16         417,115
   01/01/2008 to 12/31/2008               $18.16       $11.16         374,851
   01/01/2009 to 12/31/2009               $11.16       $12.93         346,113
   01/01/2010 to 12/31/2010               $12.93       $14.25         297,287
   01/01/2011 to 12/31/2011               $14.25       $13.90         215,671

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.28      12,905,774
   01/01/2009 to 12/31/2009               $11.28       $11.01      11,423,965
   01/01/2010 to 12/31/2010               $11.01       $11.80       7,372,701
   01/01/2011 to 12/31/2011               $11.80       $12.31       5,770,635

AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.36       1,335,590
   01/01/2010 to 12/31/2010               $ 9.36       $10.14         972,743
   01/01/2011 to 12/31/2011               $10.14       $10.90         747,805

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.74       4,566,891
   01/01/2011 to 12/31/2011               $10.74       $11.73       2,577,818

AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $12.01       7,376,393
   01/01/2009 to 12/31/2009               $12.01       $11.06       7,133,884
   01/01/2010 to 12/31/2010               $11.06       $12.05       4,327,344
   01/01/2011 to 12/31/2011               $12.05       $13.41       6,924,813

AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.08       5,692,971
   01/01/2009 to 12/31/2009               $12.08       $10.93       5,213,380
   01/01/2010 to 12/31/2010               $10.93       $11.93       3,978,286
   01/01/2011 to 12/31/2011               $11.93       $13.55       2,040,163

AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.77         239,205
   01/01/2010 to 12/31/2010               $ 8.77       $ 9.61       3,501,577
   01/01/2011 to 12/31/2011               $ 9.61       $11.18         747,648

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.99       6,025,992
   01/01/2011 to 12/31/2011               $10.99       $12.95       3,151,015

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $12.00       5,394,026

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00         383,419
   01/01/2006 to 12/31/2006               $10.00       $11.15       6,613,267
   01/01/2007 to 12/31/2007               $11.15       $11.98       8,926,725
   01/01/2008 to 12/31/2008               $11.98       $ 7.64      11,747,755
   01/01/2009 to 12/31/2009               $ 7.64       $ 9.38      14,510,164
   01/01/2010 to 12/31/2010               $ 9.38       $10.43      11,072,168
   01/01/2011 to 12/31/2011               $10.43       $ 9.97       8,565,131

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $20.07       $21.16        199,018
   01/01/2006 to 12/31/2006               $21.16       $28.35        318,743
   01/01/2007 to 12/31/2007               $28.35       $22.24        246,476
   01/01/2008 to 12/31/2008               $22.24       $14.16        171,371
   01/01/2009 to 12/31/2009               $14.16       $18.30        243,592
   01/01/2010 to 12/31/2010               $18.30       $23.08        180,347
   01/01/2011 to 12/31/2011               $23.08       $24.11        145,127

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $16.38         37,078
   01/01/2004 to 12/31/2004               $16.38       $19.75        562,771
   01/01/2005 to 12/31/2005               $19.75       $21.18        675,625
   01/01/2006 to 12/31/2006               $21.18       $23.44        555,919
   01/01/2007 to 12/31/2007               $23.44       $25.55        471,679
   01/01/2008 to 12/31/2008               $25.55       $14.00        419,386
   01/01/2009 to 12/31/2009               $14.00       $18.20        379,572
   01/01/2010 to 12/31/2010               $18.20       $23.64        289,027
   01/01/2011 to 12/31/2011               $23.64       $20.13        229,446

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.76        187,011
   01/01/2004 to 12/31/2004               $12.76       $13.88      2,899,917
   01/01/2005 to 12/31/2005               $13.88       $14.25      4,265,751
   01/01/2006 to 12/31/2006               $14.25       $16.38      2,911,174
   01/01/2007 to 12/31/2007               $16.38       $16.87      2,485,922
   01/01/2008 to 12/31/2008               $16.87       $ 9.81      2,137,291
   01/01/2009 to 12/31/2009               $ 9.81       $11.46      1,934,817
   01/01/2010 to 12/31/2010               $11.46       $12.67      1,584,756
   01/01/2011 to 12/31/2011               $12.67       $11.73      1,058,554

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.73         37,400
   01/01/2004 to 12/31/2004               $12.73       $14.52        516,261
   01/01/2005 to 12/31/2005               $14.52       $14.91        701,854
   01/01/2006 to 12/31/2006               $14.91       $15.53        516,950
   01/01/2007 to 12/31/2007               $15.53       $18.16        440,329
   01/01/2008 to 12/31/2008               $18.16       $10.54        395,201
   01/01/2009 to 12/31/2009               $10.54       $16.22        468,843
   01/01/2010 to 12/31/2010               $16.22       $19.05        361,092
   01/01/2011 to 12/31/2011               $19.05       $18.11        221,077

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $13.34        103,740
   01/01/2004 to 12/31/2004               $13.34       $15.18      1,821,923
   01/01/2005 to 12/31/2005               $15.18       $17.34      2,117,271
   01/01/2006 to 12/31/2006               $17.34       $20.56      1,505,204
   01/01/2007 to 12/31/2007               $20.56       $23.99      1,246,698
   01/01/2008 to 12/31/2008               $23.99       $11.70      1,091,501
   01/01/2009 to 12/31/2009               $11.70       $15.51        976,313
   01/01/2010 to 12/31/2010               $15.51       $17.41        770,326
   01/01/2011 to 12/31/2011               $17.41       $14.85        539,693

AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.85          5,504
   01/01/2004 to 12/31/2004               $12.85       $15.24         69,494
   01/01/2005 to 12/31/2005               $15.24       $16.98        151,572
   01/01/2006 to 12/31/2006               $16.98       $21.21        275,388
   01/01/2007 to 12/31/2007               $21.21       $24.49        415,333
   01/01/2008 to 12/31/2008               $24.49       $13.44        281,138
   01/01/2009 to 12/31/2009               $13.44       $17.18        292,566
   01/01/2010 to 12/31/2010               $17.18       $18.71        242,130
   01/01/2011 to 12/31/2011               $18.71       $16.03        186,332

AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008              $10.01       $10.92      1,344,244
   01/01/2009 to 12/31/2009               $10.92       $11.91        336,597
   01/01/2010 to 12/31/2010               $11.91       $12.93        179,010
   01/01/2011 to 12/31/2011               $12.93       $14.25      1,155,408

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.74         17,098
   01/01/2004 to 12/31/2004               $12.74       $14.62        217,166
   01/01/2005 to 12/31/2005               $14.62       $15.90        411,851
   01/01/2006 to 12/31/2006               $15.90       $19.14        412,527
   01/01/2007 to 12/31/2007               $19.14       $20.53        452,611
   01/01/2008 to 12/31/2008               $20.53       $11.79        450,183
   01/01/2009 to 12/31/2009               $11.79       $15.70        399,618
   01/01/2010 to 12/31/2010               $15.70       $16.49        308,762
   01/01/2011 to 12/31/2011               $16.49       $14.68        235,341

AST LARGE-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $11.63         21,961
   01/01/2004 to 12/31/2004               $11.63       $13.16        173,888
   01/01/2005 to 12/31/2005               $13.16       $13.73        405,886
   01/01/2006 to 12/31/2006               $13.73       $15.94        464,393
   01/01/2007 to 12/31/2007               $15.94       $15.16        520,419
   01/01/2008 to 12/31/2008               $15.16       $ 8.69        546,388
   01/01/2009 to 12/31/2009               $ 8.69       $10.17        452,623
   01/01/2010 to 12/31/2010               $10.17       $11.28        440,901
   01/01/2011 to 12/31/2011               $11.28       $10.59        327,994

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $11.90          42,593
   01/01/2004 to 12/31/2004               $11.90       $12.53         904,128
   01/01/2005 to 12/31/2005               $12.53       $12.42       1,672,137
   01/01/2006 to 12/31/2006               $12.42       $13.37       1,365,237
   01/01/2007 to 12/31/2007               $13.37       $13.90       1,124,709
   01/01/2008 to 12/31/2008               $13.90       $10.45         916,727
   01/01/2009 to 12/31/2009               $10.45       $13.79         905,623
   01/01/2010 to 12/31/2010               $13.79       $15.33         647,711
   01/01/2011 to 12/31/2011               $15.33       $16.55         486,011

AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.28         215,988
   01/01/2004 to 12/31/2004               $12.28       $13.92       3,136,818
   01/01/2005 to 12/31/2005               $13.92       $14.58       4,378,768
   01/01/2006 to 12/31/2006               $14.58       $15.32       3,475,065
   01/01/2007 to 12/31/2007               $15.32       $17.26       3,049,331
   01/01/2008 to 12/31/2008               $17.26       $ 9.53       2,645,237
   01/01/2009 to 12/31/2009               $ 9.53       $12.12       2,318,468
   01/01/2010 to 12/31/2010               $12.12       $14.22       1,843,523
   01/01/2011 to 12/31/2011               $14.22       $13.81       1,221,768

AST MFS GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $11.40          18,900
   01/01/2004 to 12/31/2004               $11.40       $12.37         304,760
   01/01/2005 to 12/31/2005               $12.37       $12.89         553,234
   01/01/2006 to 12/31/2006               $12.89       $13.85         418,858
   01/01/2007 to 12/31/2007               $13.85       $15.62         401,782
   01/01/2008 to 12/31/2008               $15.62       $ 9.75         381,401
   01/01/2009 to 12/31/2009               $ 9.75       $11.88         476,807
   01/01/2010 to 12/31/2010               $11.88       $13.13         349,620
   01/01/2011 to 12/31/2011               $13.13       $12.79         256,619

AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $15.11       $15.61         156,240
   01/01/2006 to 12/31/2006               $15.61       $17.48         128,923
   01/01/2007 to 12/31/2007               $17.48       $17.60         135,453
   01/01/2008 to 12/31/2008               $17.60       $10.67         157,691
   01/01/2009 to 12/31/2009               $10.67       $14.52         148,090
   01/01/2010 to 12/31/2010               $14.52       $17.59         115,520
   01/01/2011 to 12/31/2011               $17.59       $16.65          81,600

AST MONEY MARKET PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $ 9.85          81,304
   01/01/2004 to 12/31/2004               $ 9.85       $ 9.73       1,312,018
   01/01/2005 to 12/31/2005               $ 9.73       $ 9.80       2,581,452
   01/01/2006 to 12/31/2006               $ 9.80       $10.04       1,916,776
   01/01/2007 to 12/31/2007               $10.04       $10.33       4,181,059
   01/01/2008 to 12/31/2008               $10.33       $10.37      11,771,343
   01/01/2009 to 12/31/2009               $10.37       $10.19       5,146,624
   01/01/2010 to 12/31/2010               $10.19       $ 9.99       2,539,883
   01/01/2011 to 12/31/2011               $ 9.99       $ 9.79       2,629,487

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $13.33         87,253
   01/01/2004 to 12/31/2004               $13.33       $16.04        937,314
   01/01/2005 to 12/31/2005               $16.04       $17.62      1,232,726
   01/01/2006 to 12/31/2006               $17.62       $19.12        959,021
   01/01/2007 to 12/31/2007               $19.12       $19.33        859,161
   01/01/2008 to 12/31/2008               $19.33       $10.94        649,182
   01/01/2009 to 12/31/2009               $10.94       $15.08        559,513
   01/01/2010 to 12/31/2010               $15.08       $18.24        452,422
   01/01/2011 to 12/31/2011               $18.24       $17.43        306,085

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $13.98       $15.40        330,873
   01/01/2006 to 12/31/2006               $15.40       $17.21        308,969
   01/01/2007 to 12/31/2007               $17.21       $20.61        409,243
   01/01/2008 to 12/31/2008               $20.61       $11.47        217,294
   01/01/2009 to 12/31/2009               $11.47       $14.59        237,239
   01/01/2010 to 12/31/2010               $14.59       $18.40        222,681
   01/01/2011 to 12/31/2011               $18.40       $18.34        164,934

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $14.05          1,850
   01/01/2004 to 12/31/2004               $14.05       $15.07         56,414
   01/01/2005 to 12/31/2005               $15.07       $14.82         76,370
   01/01/2006 to 12/31/2006               $14.82       $15.65         81,269
   01/01/2007 to 12/31/2007               $15.65       $18.20        105,233
   01/01/2008 to 12/31/2008               $18.20       $10.25         51,866
   01/01/2009 to 12/31/2009               $10.25       $12.31         56,130
   01/01/2010 to 12/31/2010               $12.31       $14.51         50,066
   01/01/2011 to 04/29/2011               $14.51       $16.26              0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.21         36,640
   01/01/2004 to 12/31/2004               $10.21       $10.21      2,764,809
   01/01/2005 to 12/31/2005               $10.21       $10.17      4,545,782
   01/01/2006 to 12/31/2006               $10.17       $10.35      3,593,391
   01/01/2007 to 12/31/2007               $10.35       $10.83      3,257,914
   01/01/2008 to 12/31/2008               $10.83       $10.73      3,023,480
   01/01/2009 to 12/31/2009               $10.73       $11.59      3,232,705
   01/01/2010 to 12/31/2010               $11.59       $11.80      2,405,356
   01/01/2011 to 12/31/2011               $11.80       $11.83      1,638,831

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $10.49        378,676
   01/01/2004 to 12/31/2004               $10.49       $10.79      3,495,678
   01/01/2005 to 12/31/2005               $10.79       $10.84      2,236,621
   01/01/2006 to 12/31/2006               $10.84       $11.02      2,081,850
   01/01/2007 to 12/31/2007               $11.02       $11.70      2,256,466
   01/01/2008 to 12/31/2008               $11.70       $11.21      2,546,124
   01/01/2009 to 12/31/2009               $11.21       $12.80      3,707,147
   01/01/2010 to 12/31/2010               $12.80       $13.51      3,188,128
   01/01/2011 to 12/31/2011               $13.51       $13.66      2,557,267

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03          5,527
   01/01/2006 to 12/31/2006               $10.03       $10.62        632,804
   01/01/2007 to 12/31/2007               $10.62       $11.31      1,601,195
   01/01/2008 to 12/31/2008               $11.31       $ 8.92      5,838,176
   01/01/2009 to 12/31/2009               $ 8.92       $10.50      7,871,784
   01/01/2010 to 12/31/2010               $10.50       $11.38      6,131,743
   01/01/2011 to 12/31/2011               $11.38       $11.26      5,324,940

AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $13.49          9,676
   01/01/2004 to 12/31/2004               $13.49       $12.30        113,913
   01/01/2005 to 12/31/2005               $12.30       $12.23        105,281
   01/01/2006 to 12/31/2006               $12.23       $13.50        116,763
   01/01/2007 to 12/31/2007               $13.50       $14.18        168,599
   01/01/2008 to 12/31/2008               $14.18       $ 9.03        254,074
   01/01/2009 to 12/31/2009               $ 9.03       $11.85        247,591
   01/01/2010 to 12/31/2010               $11.85       $15.84        277,723
   01/01/2011 to 12/31/2011               $15.84       $15.37        121,709

AST SMALL-CAP VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $13.41        100,155
   01/01/2004 to 12/31/2004               $13.41       $15.31      1,007,926
   01/01/2005 to 12/31/2005               $15.31       $16.00      1,367,353
   01/01/2006 to 12/31/2006               $16.00       $18.82      1,007,185
   01/01/2007 to 12/31/2007               $18.82       $17.41        986,053
   01/01/2008 to 12/31/2008               $17.41       $11.99        987,703
   01/01/2009 to 12/31/2009               $11.99       $14.92        848,941
   01/01/2010 to 12/31/2010               $14.92       $18.43        606,356
   01/01/2011 to 12/31/2011               $18.43       $16.98        406,275

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $12.67         11,518
   01/01/2004 to 12/31/2004               $12.67       $14.15        220,419
   01/01/2005 to 12/31/2005               $14.15       $14.63        256,526
   01/01/2006 to 12/31/2006               $14.63       $17.40        446,357
   01/01/2007 to 12/31/2007               $17.40       $16.44        422,432
   01/01/2008 to 12/31/2008               $16.44       $ 9.36        354,139
   01/01/2009 to 12/31/2009               $ 9.36       $11.36        348,461
   01/01/2010 to 12/31/2010               $11.36       $12.61        297,828
   01/01/2011 to 12/31/2011               $12.61       $12.15        247,265

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $11.40         24,361
   01/01/2004 to 12/31/2004               $11.40       $12.14        712,411
   01/01/2005 to 12/31/2005               $12.14       $11.37      1,035,774
   01/01/2006 to 12/31/2006               $11.37       $11.84        798,214
   01/01/2007 to 12/31/2007               $11.84       $12.72        851,066
   01/01/2008 to 12/31/2008               $12.72       $12.16        694,965
   01/01/2009 to 12/31/2009               $12.16       $13.36        671,737
   01/01/2010 to 12/31/2010               $13.36       $13.85        570,160
   01/01/2011 to 12/31/2011               $13.85       $14.13        482,840

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2003 to 12/31/2003                   --       $11.32          2,206
   01/01/2004 to 12/31/2004               $11.32       $11.73         84,417
   01/01/2005 to 12/31/2005               $11.73       $13.39        179,577
   01/01/2006 to 12/31/2006               $13.39       $13.86        424,274
   01/01/2007 to 12/31/2007               $13.86       $14.70        670,101
   01/01/2008 to 12/31/2008               $14.70       $ 8.56        829,518
   01/01/2009 to 12/31/2009               $ 8.56       $12.87        803,341
   01/01/2010 to 12/31/2010               $12.87       $14.61        682,794
   01/01/2011 to 12/31/2011               $14.61       $14.07        500,066

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.98        207,560
   01/01/2008 to 12/31/2008               $ 9.98       $ 9.27        788,143
   01/01/2009 to 12/31/2009               $ 9.27       $10.14        753,947
   01/01/2010 to 12/31/2010               $10.14       $10.71        651,819
   01/01/2011 to 12/31/2011               $10.71       $11.13        602,850

EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2003 to 12/31/2003                   --       $10.45            827
   01/01/2004 to 12/31/2004               $10.45       $12.21         32,858
   01/01/2005 to 12/31/2005               $12.21       $13.88        164,045
   01/01/2006 to 12/31/2006               $13.88       $16.75        160,932
   01/01/2007 to 12/31/2007               $16.75       $18.88        219,534
   01/01/2008 to 12/31/2008               $18.88       $10.82        146,290
   01/01/2009 to 12/31/2009               $10.82       $12.30        139,726
   01/01/2010 to 07/16/2010               $12.30       $11.66              0

EVERGREEN VA OMEGA FUND
   01/01/2003 to 12/31/2003                   --       $13.19            283
   01/01/2004 to 12/31/2004               $13.19       $13.86         31,153
   01/01/2005 to 12/31/2005               $13.86       $14.10         31,596
   01/01/2006 to 12/31/2006               $14.10       $14.65         15,185
   01/01/2007 to 12/31/2007               $14.65       $16.08         15,093
   01/01/2008 to 12/31/2008               $16.08       $11.47         26,469
   01/01/2009 to 12/31/2009               $11.47       $16.18         38,725
   01/01/2010 to 07/16/2010               $16.18       $15.09              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.68       $14.09       111,815
   01/01/2011 to 12/31/2011               $14.09       $12.05        75,328

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $15.09       $19.00        20,242
   01/01/2011 to 12/31/2011               $19.00       $17.62        29,311

* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.05%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $12.22      3,365,059
   01/01/2010 to 12/31/2010               $12.22       $13.40      5,268,356
   01/01/2011 to 12/31/2011               $13.40       $12.78      4,442,063

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.08       $12.46        191,964
   01/01/2010 to 12/31/2010               $12.46       $13.90        262,897
   01/01/2011 to 12/31/2011               $13.90       $14.10        199,823

AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $12.04      4,105,360
   01/01/2010 to 12/31/2010               $12.04       $13.25      6,540,463
   01/01/2011 to 12/31/2011               $13.25       $12.82      5,259,707

AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.10       $12.76        119,144
   01/01/2010 to 12/31/2010               $12.76       $14.05        170,995
   01/01/2011 to 12/31/2011               $14.05       $13.70        142,576

AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009               $ 9.96       $ 9.99              0
   01/01/2010 to 12/31/2010               $ 9.99       $10.70              0
   01/01/2011 to 12/31/2011               $10.70       $11.16              0

AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009               $ 9.94       $ 9.61             47
   01/01/2010 to 12/31/2010               $ 9.61       $10.41            440
   01/01/2011 to 12/31/2011               $10.41       $11.18            512

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.74              0
   01/01/2011 to 12/31/2011               $10.74       $11.72              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009               $ 9.92       $ 9.68              0
   01/01/2010 to 12/31/2010               $ 9.68       $10.54              0
   01/01/2011 to 12/31/2011               $10.54       $11.72              0

AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009               $ 9.91       $ 9.58              0
   01/01/2010 to 12/31/2010               $ 9.58       $10.45              0
   01/01/2011 to 12/31/2011               $10.45       $11.87              0

AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009               $ 9.88       $ 9.25              0
   01/01/2010 to 12/31/2010               $ 9.25       $10.14              0
   01/01/2011 to 12/31/2011               $10.14       $11.78              0

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.98              0
   01/01/2011 to 12/31/2011               $10.98       $12.94              0

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.99              0

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.04       $12.31      3,569,333
   01/01/2010 to 12/31/2010               $12.31       $13.67      4,979,410
   01/01/2011 to 12/31/2011               $13.67       $13.07      3,397,925

AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.61       $14.51         72,498
   01/01/2010 to 12/31/2010               $14.51       $18.29        140,193
   01/01/2011 to 12/31/2011               $18.29       $19.10        108,337

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $12.99        103,365
   01/01/2010 to 12/31/2010               $12.99       $16.86        159,307
   01/01/2011 to 12/31/2011               $16.86       $14.35        162,590

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $10.12       $12.21        151,621
   01/01/2010 to 12/31/2010               $12.21       $13.50        217,261
   01/01/2011 to 12/31/2011               $13.50       $12.49        168,738

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.06       $13.49         286,175
   01/01/2010 to 12/31/2010               $13.49       $15.83         479,051
   01/01/2011 to 12/31/2011               $15.83       $15.04         315,046

AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.14       $13.27         114,610
   01/01/2010 to 12/31/2010               $13.27       $14.89         190,802
   01/01/2011 to 12/31/2011               $14.89       $12.70         126,232

AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.12       $13.10          88,177
   01/01/2010 to 12/31/2010               $13.10       $14.26         144,510
   01/01/2011 to 12/31/2011               $14.26       $12.21         113,957

AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $10.85             646
   01/01/2010 to 12/31/2010               $10.85       $11.77          41,606
   01/01/2011 to 12/31/2011               $11.77       $12.97      14,508,528

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009               $10.13       $13.59         177,474
   01/01/2010 to 12/31/2010               $13.59       $14.27         327,702
   01/01/2011 to 12/31/2011               $14.27       $12.70         244,121

AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.06       $12.73          35,867
   01/01/2010 to 12/31/2010               $12.73       $14.12          62,582
   01/01/2011 to 12/31/2011               $14.12       $13.25          48,285

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.03       $12.09         114,616
   01/01/2010 to 12/31/2010               $12.09       $13.43         148,549
   01/01/2011 to 12/31/2011               $13.43       $14.49         269,475

AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.01       $12.72         159,504
   01/01/2010 to 12/31/2010               $12.72       $14.92         248,348
   01/01/2011 to 12/31/2011               $14.92       $14.48         196,229

AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.03       $12.15         116,402
   01/01/2010 to 12/31/2010               $12.15       $13.43         164,734
   01/01/2011 to 12/31/2011               $13.43       $13.07         109,155

AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $13.23          57,715
   01/01/2010 to 12/31/2010               $13.23       $16.02         128,363
   01/01/2011 to 12/31/2011               $16.02       $15.15          87,454

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009               $10.00       $ 9.87        766,665
   01/01/2010 to 12/31/2010               $ 9.87       $ 9.67      1,224,819
   01/01/2011 to 12/31/2011               $ 9.67       $ 9.47      1,340,106

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.13       $13.72        103,062
   01/01/2010 to 12/31/2010               $13.72       $16.59        159,478
   01/01/2011 to 12/31/2011               $16.59       $15.84        101,521

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $12.37         87,413
   01/01/2010 to 12/31/2010               $12.37       $15.59        153,346
   01/01/2011 to 12/31/2011               $15.59       $15.52        129,404

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.93       $12.07         48,893
   01/01/2010 to 12/31/2010               $12.07       $14.22        111,789
   01/01/2011 to 04/29/2011               $14.22       $15.93              0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $10.48        240,395
   01/01/2010 to 12/31/2010               $10.48       $10.67        445,435
   01/01/2011 to 12/31/2011               $10.67       $10.69        516,157

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $11.05      2,760,749
   01/01/2010 to 12/31/2010               $11.05       $11.66      4,831,426
   01/01/2011 to 12/31/2011               $11.66       $11.79      3,763,460

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $11.61      3,978,257
   01/01/2010 to 12/31/2010               $11.61       $12.57      5,926,854
   01/01/2011 to 12/31/2011               $12.57       $12.44      5,416,351

AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.01       $13.14         76,927
   01/01/2010 to 12/31/2010               $13.14       $17.55        200,848
   01/01/2011 to 12/31/2011               $17.55       $17.03         93,921

AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $12.94         86,498
   01/01/2010 to 12/31/2010               $12.94       $15.97        123,286
   01/01/2011 to 12/31/2011               $15.97       $14.71         78,005

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.10       $12.91        78,869
   01/01/2010 to 12/31/2010               $12.91       $14.32       144,391
   01/01/2011 to 12/31/2011               $14.32       $13.79       100,188

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $11.11       235,256
   01/01/2010 to 12/31/2010               $11.11       $11.50       329,128
   01/01/2011 to 12/31/2011               $11.50       $11.73       303,906

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $13.16       352,417
   01/01/2010 to 12/31/2010               $13.16       $14.93       560,108
   01/01/2011 to 12/31/2011               $14.93       $14.38       391,513

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $10.76       447,678
   01/01/2010 to 12/31/2010               $10.76       $11.36       892,152
   01/01/2011 to 12/31/2011               $11.36       $11.80       821,274

EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009               $10.05       $12.74        15,269
   01/01/2010 to 07/16/2010               $12.74       $12.08             0

EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009               $ 9.89       $12.84         7,056
   01/01/2010 to 07/16/2010               $12.84       $11.97             0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $12.09       $14.59        20,042
   01/01/2011 to 12/31/2011               $14.59       $12.46        18,690

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.97       $15.07         7,752
   01/01/2011 to 12/31/2011               $15.07       $13.97         7,751

* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH ANY ONE OF HAV OR EBP & LT5 OR GMWB, HAV & EBP OR WITH ANY ONE COMBO 5% OR HDV AND GMWB OR COMBO 5%/HAV AND HD GRO/GRO PLUS 2008 OR HAV, EBP AND HD GRO OR HD GRO 60 BPS AND HAV OR GRO PLUS 2008 60 BPS
                                AND HAV (2.10%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         42,785
   01/01/2006 to 12/31/2006               $10.01       $10.96      1,148,974
   01/01/2007 to 12/31/2007               $10.96       $11.71      2,126,853
   01/01/2008 to 12/31/2008               $11.71       $ 7.82      2,026,858
   01/01/2009 to 12/31/2009               $ 7.82       $ 9.52      1,746,844
   01/01/2010 to 12/31/2010               $ 9.52       $10.43      1,717,994
   01/01/2011 to 12/31/2011               $10.43       $ 9.94      1,611,057

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $11.97       $12.07              0
   01/01/2006 to 12/31/2006               $12.07       $13.81              0
   01/01/2007 to 12/31/2007               $13.81       $13.50              0
   01/01/2008 to 12/31/2008               $13.50       $ 8.62         30,696
   01/01/2009 to 12/31/2009               $ 8.62       $ 9.94         29,847
   01/01/2010 to 12/31/2010               $ 9.94       $11.08         24,289
   01/01/2011 to 12/31/2011               $11.08       $11.24         55,242

AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02          6,999
   01/01/2006 to 12/31/2006               $10.02       $10.85        179,191
   01/01/2007 to 12/31/2007               $10.85       $11.58        497,118
   01/01/2008 to 12/31/2008               $11.58       $ 8.09      1,399,307
   01/01/2009 to 12/31/2009               $ 8.09       $ 9.76      1,396,454
   01/01/2010 to 12/31/2010               $ 9.76       $10.73        921,029
   01/01/2011 to 12/31/2011               $10.73       $10.38        832,449

AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $12.56       $13.18          1,010
   01/01/2006 to 12/31/2006               $13.18       $15.71            513
   01/01/2007 to 12/31/2007               $15.71       $15.56            508
   01/01/2008 to 12/31/2008               $15.56       $ 9.55         30,596
   01/01/2009 to 12/31/2009               $ 9.55       $11.06         30,943
   01/01/2010 to 12/31/2010               $11.06       $12.17         16,444
   01/01/2011 to 12/31/2011               $12.17       $11.86         17,128

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.27        826,382
   01/01/2009 to 12/31/2009               $11.27       $10.99        749,314
   01/01/2010 to 12/31/2010               $10.99       $11.77        572,660
   01/01/2011 to 12/31/2011               $11.77       $12.26        538,830

AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.35        306,516
   01/01/2010 to 12/31/2010               $ 9.35       $10.12        162,870
   01/01/2011 to 12/31/2011               $10.12       $10.86        148,123

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.73        824,620
   01/01/2011 to 12/31/2011               $10.73       $11.70        500,514

AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $12.00        506,041
   01/01/2009 to 12/31/2009               $12.00       $11.04        799,547
   01/01/2010 to 12/31/2010               $11.04       $12.01        542,067
   01/01/2011 to 12/31/2011               $12.01       $13.36        748,102

AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.07        160,720
   01/01/2009 to 12/31/2009               $12.07       $10.91        378,790
   01/01/2010 to 12/31/2010               $10.91       $11.89        235,797
   01/01/2011 to 12/31/2011               $11.89       $13.50        117,856

AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.76          7,244
   01/01/2010 to 12/31/2010               $ 8.76       $ 9.59      1,468,470
   01/01/2011 to 12/31/2011               $ 9.59       $11.15        297,401

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.97      1,158,302
   01/01/2011 to 12/31/2011               $10.97       $12.93        841,527

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.98      1,012,143

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00        225,125
   01/01/2006 to 12/31/2006               $10.00       $11.13      2,379,351
   01/01/2007 to 12/31/2007               $11.13       $11.96      3,452,936
   01/01/2008 to 12/31/2008               $11.96       $ 7.62      3,719,626
   01/01/2009 to 12/31/2009               $ 7.62       $ 9.35      3,832,960
   01/01/2010 to 12/31/2010               $ 9.35       $10.37      3,342,022
   01/01/2011 to 12/31/2011               $10.37       $ 9.91      2,940,742

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $15.09       $15.90         1,468
   01/01/2006 to 12/31/2006               $15.90       $21.29         1,553
   01/01/2007 to 12/31/2007               $21.29       $16.68         1,348
   01/01/2008 to 12/31/2008               $16.68       $10.61        22,662
   01/01/2009 to 12/31/2009               $10.61       $13.70        12,766
   01/01/2010 to 12/31/2010               $13.70       $17.26        18,979
   01/01/2011 to 12/31/2011               $17.26       $18.01         9,521

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.70         6,328
   01/01/2005 to 12/31/2005               $12.70       $13.61        73,659
   01/01/2006 to 12/31/2006               $13.61       $15.04        60,776
   01/01/2007 to 12/31/2007               $15.04       $16.38        57,737
   01/01/2008 to 12/31/2008               $16.38       $ 8.96        68,386
   01/01/2009 to 12/31/2009               $ 8.96       $11.64        66,296
   01/01/2010 to 12/31/2010               $11.64       $15.11        51,046
   01/01/2011 to 12/31/2011               $15.11       $12.85        53,009

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.55        32,525
   01/01/2005 to 12/31/2005               $11.55       $11.85       402,745
   01/01/2006 to 12/31/2006               $11.85       $13.61       298,105
   01/01/2007 to 12/31/2007               $13.61       $14.00       254,708
   01/01/2008 to 12/31/2008               $14.00       $ 8.13       303,603
   01/01/2009 to 12/31/2009               $ 8.13       $ 9.49       284,330
   01/01/2010 to 12/31/2010               $ 9.49       $10.49       261,782
   01/01/2011 to 12/31/2011               $10.49       $ 9.70       231,127

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.97         5,270
   01/01/2005 to 12/31/2005               $11.97       $12.28        55,889
   01/01/2006 to 12/31/2006               $12.28       $12.78        44,489
   01/01/2007 to 12/31/2007               $12.78       $14.93        34,999
   01/01/2008 to 12/31/2008               $14.93       $ 8.65        47,484
   01/01/2009 to 12/31/2009               $ 8.65       $13.30        52,461
   01/01/2010 to 12/31/2010               $13.30       $15.61        49,066
   01/01/2011 to 12/31/2011               $15.61       $14.83        45,390

AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.00        19,719
   01/01/2005 to 12/31/2005               $12.00       $13.69       192,134
   01/01/2006 to 12/31/2006               $13.69       $16.21       145,458
   01/01/2007 to 12/31/2007               $16.21       $18.90       130,097
   01/01/2008 to 12/31/2008               $18.90       $ 9.21       149,395
   01/01/2009 to 12/31/2009               $ 9.21       $12.19       149,271
   01/01/2010 to 12/31/2010               $12.19       $13.67       131,631
   01/01/2011 to 12/31/2011               $13.67       $11.65       121,092

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $12.77       $14.21         5,970
   01/01/2006 to 12/31/2006               $14.21       $17.74        12,369
   01/01/2007 to 12/31/2007               $17.74       $20.45        25,429
   01/01/2008 to 12/31/2008               $20.45       $11.21        42,818
   01/01/2009 to 12/31/2009               $11.21       $14.33        34,336
   01/01/2010 to 12/31/2010               $14.33       $15.58        28,297
   01/01/2011 to 12/31/2011               $15.58       $13.34        25,285

AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008              $10.01       $10.91             0
   01/01/2009 to 12/31/2009               $10.91       $11.89             0
   01/01/2010 to 12/31/2010               $11.89       $12.90             0
   01/01/2011 to 12/31/2011               $12.90       $14.20             0

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2005 to 12/31/2005               $12.38       $13.46        13,536
   01/01/2006 to 12/31/2006               $13.46       $16.18        11,219
   01/01/2007 to 12/31/2007               $16.18       $17.34         8,724
   01/01/2008 to 12/31/2008               $17.34       $ 9.95        31,277
   01/01/2009 to 12/31/2009               $ 9.95       $13.23        14,262
   01/01/2010 to 12/31/2010               $13.23       $13.88         9,084
   01/01/2011 to 12/31/2011               $13.88       $12.35        13,713

AST LARGE-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $11.81       $12.31        10,930
   01/01/2006 to 12/31/2006               $12.31       $14.27        33,336
   01/01/2007 to 12/31/2007               $14.27       $13.55        82,029
   01/01/2008 to 12/31/2008               $13.55       $ 7.76       107,697
   01/01/2009 to 12/31/2009               $ 7.76       $ 9.08        86,316
   01/01/2010 to 12/31/2010               $ 9.08       $10.06        88,789
   01/01/2011 to 12/31/2011               $10.06       $ 9.43        69,174

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $10.94         4,145
   01/01/2005 to 12/31/2005               $10.94       $10.83       100,238
   01/01/2006 to 12/31/2006               $10.83       $11.64        85,075
   01/01/2007 to 12/31/2007               $11.64       $12.09        65,436
   01/01/2008 to 12/31/2008               $12.09       $ 9.08        59,432
   01/01/2009 to 12/31/2009               $ 9.08       $11.97        89,697
   01/01/2010 to 12/31/2010               $11.97       $13.29        57,059
   01/01/2011 to 12/31/2011               $13.29       $14.34        43,721

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.66         32,384
   01/01/2005 to 12/31/2005               $11.66       $12.20        376,638
   01/01/2006 to 12/31/2006               $12.20       $12.81        329,879
   01/01/2007 to 12/31/2007               $12.81       $14.42        316,915
   01/01/2008 to 12/31/2008               $14.42       $ 7.95        366,476
   01/01/2009 to 12/31/2009               $ 7.95       $10.10        332,996
   01/01/2010 to 12/31/2010               $10.10       $11.84        281,480
   01/01/2011 to 12/31/2011               $11.84       $11.49        241,628

AST MFS GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005               $11.06       $11.51         32,807
   01/01/2006 to 12/31/2006               $11.51       $12.36         21,841
   01/01/2007 to 12/31/2007               $12.36       $13.93         15,368
   01/01/2008 to 12/31/2008               $13.93       $ 8.68         27,492
   01/01/2009 to 12/31/2009               $ 8.68       $10.57         23,783
   01/01/2010 to 12/31/2010               $10.57       $11.67         18,671
   01/01/2011 to 12/31/2011               $11.67       $11.36         18,058

AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $12.17       $12.56          3,386
   01/01/2006 to 12/31/2006               $12.56       $14.05          4,827
   01/01/2007 to 12/31/2007               $14.05       $14.13          5,822
   01/01/2008 to 12/31/2008               $14.13       $ 8.56         28,505
   01/01/2009 to 12/31/2009               $ 8.56       $11.64         15,964
   01/01/2010 to 12/31/2010               $11.64       $14.08         16,202
   01/01/2011 to 12/31/2011               $14.08       $13.31         11,146

AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $ 9.84            521
   01/01/2005 to 12/31/2005               $ 9.84       $ 9.89         16,694
   01/01/2006 to 12/31/2006               $ 9.89       $10.13         17,918
   01/01/2007 to 12/31/2007               $10.13       $10.40          7,661
   01/01/2008 to 12/31/2008               $10.40       $10.44      1,342,066
   01/01/2009 to 12/31/2009               $10.44       $10.25        644,748
   01/01/2010 to 12/31/2010               $10.25       $10.03        305,923
   01/01/2011 to 12/31/2011               $10.03       $ 9.83        258,571

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $13.04          6,141
   01/01/2005 to 12/31/2005               $13.04       $14.31         70,149
   01/01/2006 to 12/31/2006               $14.31       $15.51         55,896
   01/01/2007 to 12/31/2007               $15.51       $15.67         49,034
   01/01/2008 to 12/31/2008               $15.67       $ 8.86         62,723
   01/01/2009 to 12/31/2009               $ 8.86       $12.19         57,565
   01/01/2010 to 12/31/2010               $12.19       $14.73         59,399
   01/01/2011 to 12/31/2011               $14.73       $14.07         39,680

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $11.87       $13.07          2,313
   01/01/2006 to 12/31/2006               $13.07       $14.59          3,281
   01/01/2007 to 12/31/2007               $14.59       $17.46          3,753
   01/01/2008 to 12/31/2008               $17.46       $ 9.71         31,135
   01/01/2009 to 12/31/2009               $ 9.71       $12.34         16,706
   01/01/2010 to 12/31/2010               $12.34       $15.54         22,054
   01/01/2011 to 12/31/2011               $15.54       $15.47         15,369

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005               $11.09       $10.89              0
   01/01/2006 to 12/31/2006               $10.89       $11.49              0
   01/01/2007 to 12/31/2007               $11.49       $13.35             43
   01/01/2008 to 12/31/2008               $13.35       $ 7.51         15,762
   01/01/2009 to 12/31/2009               $ 7.51       $ 9.01         12,662
   01/01/2010 to 12/31/2010               $ 9.01       $10.61         14,914
   01/01/2011 to 04/29/2011               $10.61       $11.89              0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $10.01         11,324
   01/01/2005 to 12/31/2005               $10.01       $ 9.96        265,102
   01/01/2006 to 12/31/2006               $ 9.96       $10.12        252,004
   01/01/2007 to 12/31/2007               $10.12       $10.58        228,896
   01/01/2008 to 12/31/2008               $10.58       $10.48        236,700
   01/01/2009 to 12/31/2009               $10.48       $11.30        333,427
   01/01/2010 to 12/31/2010               $11.30       $11.50        201,244
   01/01/2011 to 12/31/2011               $11.50       $11.51        162,891

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $10.37         19,700
   01/01/2005 to 12/31/2005               $10.37       $10.40         70,560
   01/01/2006 to 12/31/2006               $10.40       $10.57        145,571
   01/01/2007 to 12/31/2007               $10.57       $11.20        256,288
   01/01/2008 to 12/31/2008               $11.20       $10.72        338,941
   01/01/2009 to 12/31/2009               $10.72       $12.23        394,877
   01/01/2010 to 12/31/2010               $12.23       $12.90        263,993
   01/01/2011 to 12/31/2011               $12.90       $13.03        304,428

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03              0
   01/01/2006 to 12/31/2006               $10.03       $10.61        181,437
   01/01/2007 to 12/31/2007               $10.61       $11.29        393,159
   01/01/2008 to 12/31/2008               $11.29       $ 8.90      1,387,683
   01/01/2009 to 12/31/2009               $ 8.90       $10.46      1,694,166
   01/01/2010 to 12/31/2010               $10.46       $11.32      1,190,107
   01/01/2011 to 12/31/2011               $11.32       $11.19      1,035,239

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005               $ 9.37       $ 9.31         1,418
   01/01/2006 to 12/31/2006               $ 9.31       $10.27         7,415
   01/01/2007 to 12/31/2007               $10.27       $10.77        17,675
   01/01/2008 to 12/31/2008               $10.77       $ 6.85        28,498
   01/01/2009 to 12/31/2009               $ 6.85       $ 8.98        31,926
   01/01/2010 to 12/31/2010               $ 8.98       $12.00        35,544
   01/01/2011 to 12/31/2011               $12.00       $11.63        38,469

AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.17         7,974
   01/01/2005 to 12/31/2005               $12.17       $12.70        98,277
   01/01/2006 to 12/31/2006               $12.70       $14.93        81,463
   01/01/2007 to 12/31/2007               $14.93       $13.80        92,509
   01/01/2008 to 12/31/2008               $13.80       $ 9.49       101,244
   01/01/2009 to 12/31/2009               $ 9.49       $11.80        80,252
   01/01/2010 to 12/31/2010               $11.80       $14.56        68,232
   01/01/2011 to 12/31/2011               $14.56       $13.40        58,191

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.92         1,051
   01/01/2005 to 12/31/2005               $11.92       $12.32        11,774
   01/01/2006 to 12/31/2006               $12.32       $14.63        32,857
   01/01/2007 to 12/31/2007               $14.63       $13.81        80,467
   01/01/2008 to 12/31/2008               $13.81       $ 7.86        69,054
   01/01/2009 to 12/31/2009               $ 7.86       $ 9.52        61,684
   01/01/2010 to 12/31/2010               $ 9.52       $10.56        55,741
   01/01/2011 to 12/31/2011               $10.56       $10.17        45,969

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.00         9,975
   01/01/2005 to 12/31/2005               $11.00       $10.28       112,633
   01/01/2006 to 12/31/2006               $10.28       $10.70        86,626
   01/01/2007 to 12/31/2007               $10.70       $11.48        72,848
   01/01/2008 to 12/31/2008               $11.48       $10.97        62,683
   01/01/2009 to 12/31/2009               $10.97       $12.04        74,058
   01/01/2010 to 12/31/2010               $12.04       $12.46        60,518
   01/01/2011 to 12/31/2011               $12.46       $12.70        49,111

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005               $10.62       $12.11           711
   01/01/2006 to 12/31/2006               $12.11       $12.52        35,319
   01/01/2007 to 12/31/2007               $12.52       $13.27        87,341
   01/01/2008 to 12/31/2008               $13.27       $ 7.72       150,031
   01/01/2009 to 12/31/2009               $ 7.72       $11.59       123,660
   01/01/2010 to 12/31/2010               $11.59       $13.14        99,546
   01/01/2011 to 12/31/2011               $13.14       $12.65        85,531

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.97         5,860
   01/01/2008 to 12/31/2008               $ 9.97       $ 9.26       164,058
   01/01/2009 to 12/31/2009               $ 9.26       $10.12       149,997
   01/01/2010 to 12/31/2010               $10.12       $10.67        96,819
   01/01/2011 to 12/31/2011               $10.67       $11.08        75,584

EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2005 to 12/31/2005               $12.19       $13.85         2,385
   01/01/2006 to 12/31/2006               $13.85       $16.70         1,144
   01/01/2007 to 12/31/2007               $16.70       $18.80         1,030
   01/01/2008 to 12/31/2008               $18.80       $10.77        14,859
   01/01/2009 to 12/31/2009               $10.77       $12.22         6,479
   01/01/2010 to 07/16/2010               $12.22       $11.58             0

EVERGREEN VA OMEGA FUND
   01/01/2005 to 12/31/2005               $10.97       $11.15             0
   01/01/2006 to 12/31/2006               $11.15       $11.58             0
   01/01/2007 to 12/31/2007               $11.58       $12.69             0
   01/01/2008 to 12/31/2008               $12.69       $ 9.04           182
   01/01/2009 to 12/31/2009               $ 9.04       $12.75         5,641
   01/01/2010 to 07/16/2010               $12.75       $11.88             0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.60       $13.99         4,650
   01/01/2011 to 12/31/2011               $13.99       $11.95         5,298

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.88       $14.95         3,585
   01/01/2011 to 12/31/2011               $14.95       $13.85         2,342

* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH HD GRO 60 BPS AND HAV 40 BPS OR GRO PLUS 2008 60
                          BPS AND HAV 40 BPS (2.25%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.77       $ 9.46      74,798,204
   01/01/2010 to 12/31/2010               $ 9.46       $10.35      72,644,706
   01/01/2011 to 12/31/2011               $10.35       $ 9.85      61,319,650

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.13       $ 7.57       1,273,959
   01/01/2010 to 12/31/2010               $ 7.57       $ 8.43       1,430,682
   01/01/2011 to 12/31/2011               $ 8.43       $ 8.53       1,430,887

AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.08       $ 9.70      31,686,971
   01/01/2010 to 12/31/2010               $ 9.70       $10.65      36,176,891
   01/01/2011 to 12/31/2011               $10.65       $10.28      28,001,755

AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.57       $ 9.55         955,597
   01/01/2010 to 12/31/2010               $ 9.55       $10.50       2,241,213
   01/01/2011 to 12/31/2011               $10.50       $10.21         930,254

AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009               $10.94       $10.96       1,375,798
   01/01/2010 to 12/31/2010               $10.96       $11.71       1,085,813
   01/01/2011 to 12/31/2011               $11.71       $12.18       1,057,536

AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009               $ 9.67       $ 9.34         301,692
   01/01/2010 to 12/31/2010               $ 9.34       $10.09       1,956,001
   01/01/2011 to 12/31/2011               $10.09       $10.81       5,687,758

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.71       5,765,075
   01/01/2011 to 12/31/2011               $10.71       $11.67      16,283,905

AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009               $11.30       $11.01         648,900
   01/01/2010 to 12/31/2010               $11.01       $11.96         380,587
   01/01/2011 to 12/31/2011               $11.96       $13.28      18,091,824

AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009               $11.26       $10.87         975,406
   01/01/2010 to 12/31/2010               $10.87       $11.84         825,635
   01/01/2011 to 12/31/2011               $11.84       $13.42         493,191

AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009               $ 9.36       $ 8.75          23,608
   01/01/2010 to 12/31/2010               $ 8.75       $ 9.56       1,680,903
   01/01/2011 to 12/31/2011               $ 9.56       $11.10         404,480

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.96       1,406,400
   01/01/2011 to 12/31/2011               $10.96       $12.89      16,469,682

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.97       6,285,340

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.58       $ 9.29     102,077,908
   01/01/2010 to 12/31/2010               $ 9.29       $10.29     101,267,042
   01/01/2011 to 12/31/2011               $10.29       $ 9.82      83,369,592

AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.00       $13.57         335,750
   01/01/2010 to 12/31/2010               $13.57       $17.07         391,589
   01/01/2011 to 12/31/2011               $17.07       $17.79         219,652

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.79       $ 8.82       3,992,101
   01/01/2010 to 12/31/2010               $ 8.82       $11.43       4,161,419
   01/01/2011 to 12/31/2011               $11.43       $ 9.71       3,304,315

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.26       $ 8.74      14,472,445
   01/01/2010 to 12/31/2010               $ 8.74       $ 9.64      13,447,482
   01/01/2011 to 12/31/2011               $ 9.64       $ 8.90      11,688,804

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 3.49       $ 4.68       4,863,161
   01/01/2010 to 12/31/2010               $ 4.68       $ 5.48       5,034,524
   01/01/2011 to 12/31/2011               $ 5.48       $ 5.19       3,140,160

AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $12.15       $15.87       5,162,536
   01/01/2010 to 12/31/2010               $15.87       $17.76       5,317,631
   01/01/2011 to 12/31/2011               $17.76       $15.12       4,477,136

AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 5.76       $ 7.44       2,910,615
   01/01/2010 to 12/31/2010               $ 7.44       $ 8.08       2,881,182
   01/01/2011 to 12/31/2011               $ 8.08       $ 6.91       2,224,758

AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $10.93       $11.86         315,474
   01/01/2010 to 12/31/2010               $11.86       $12.85         158,509
   01/01/2011 to 12/31/2011               $12.85       $14.13       1,389,924

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.22       $ 8.34       1,395,597
   01/01/2010 to 12/31/2010               $ 8.34       $ 8.74       1,243,521
   01/01/2011 to 12/31/2011               $ 8.74       $ 7.76         828,367

AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 5.90       $ 7.46       5,641,907
   01/01/2010 to 12/31/2010               $ 7.46       $ 8.25       5,357,208
   01/01/2011 to 12/31/2011               $ 8.25       $ 7.73       4,506,463

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2009 to 12/31/2009               $11.00       $13.23       2,831,230
   01/01/2010 to 12/31/2010               $13.23       $14.66       2,484,757
   01/01/2011 to 12/31/2011               $14.66       $15.79       2,014,193

AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.24       $ 7.92      19,929,998
   01/01/2010 to 12/31/2010               $ 7.92       $ 9.28      19,072,610
   01/01/2011 to 12/31/2011               $ 9.28       $ 8.99      15,345,638

AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 5.26       $ 6.37       2,663,189
   01/01/2010 to 12/31/2010               $ 6.37       $ 7.02       2,436,368
   01/01/2011 to 12/31/2011               $ 7.02       $ 6.82       2,244,120

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.99       $10.58         511,219
   01/01/2010 to 12/31/2010               $10.58       $12.78       1,099,827
   01/01/2011 to 12/31/2011               $12.78       $12.06         585,815

AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009               $10.47       $10.32       3,829,439
   01/01/2010 to 12/31/2010               $10.32       $10.09       3,509,980
   01/01/2011 to 12/31/2011               $10.09       $ 9.86       2,513,603

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.97       $14.84       2,033,956
   01/01/2010 to 12/31/2010               $14.84       $17.90       1,807,620
   01/01/2011 to 12/31/2011               $17.90       $17.07       1,391,570

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 5.73       $ 7.09         649,456
   01/01/2010 to 12/31/2010               $ 7.09       $ 8.92         978,075
   01/01/2011 to 12/31/2011               $ 8.92       $ 8.87         702,733

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 4.71       $ 5.71         232,172
   01/01/2010 to 12/31/2010               $ 5.71       $ 6.71         304,468
   01/01/2011 to 04/29/2011               $ 6.71       $ 7.51               0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $12.43       $13.02       7,445,388
   01/01/2010 to 12/31/2010               $13.02       $13.23       7,123,302
   01/01/2011 to 12/31/2011               $13.23       $13.22       5,625,465

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $13.86       $15.32      10,035,432
   01/01/2010 to 12/31/2010               $15.32       $16.13      11,515,430
   01/01/2011 to 12/31/2011               $16.13       $16.27       8,611,634

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.98       $10.39      39,603,313
   01/01/2010 to 12/31/2010               $10.39       $11.23      43,592,221
   01/01/2011 to 12/31/2011               $11.23       $11.09      40,512,789

AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $11.10       $14.55         668,952
   01/01/2010 to 12/31/2010               $14.55       $19.41         917,014
   01/01/2011 to 12/31/2011               $19.41       $18.79         589,865

AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $11.79       $15.28       3,254,555
   01/01/2010 to 12/31/2010               $15.28       $18.82       3,434,943
   01/01/2011 to 12/31/2011               $18.82       $17.29       2,484,653

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.35       $ 9.38      3,819,071
   01/01/2010 to 12/31/2010               $ 9.38       $10.38      3,742,939
   01/01/2011 to 12/31/2011               $10.38       $ 9.98      3,116,748

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $13.79       $15.27      2,184,589
   01/01/2010 to 12/31/2010               $15.27       $15.78      2,318,146
   01/01/2011 to 12/31/2011               $15.78       $16.06      1,633,647

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 4.86       $ 6.40      9,157,180
   01/01/2010 to 12/31/2010               $ 6.40       $ 7.24      8,869,616
   01/01/2011 to 12/31/2011               $ 7.24       $ 6.96      6,383,742

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.37       $10.08      3,504,626
   01/01/2010 to 12/31/2010               $10.08       $10.62      5,328,912
   01/01/2011 to 12/31/2011               $10.62       $11.01      3,326,989

EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009               $ 9.74       $12.33         94,271
   01/01/2010 to 07/16/2010               $12.33       $11.68              0

EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009               $ 8.35       $10.83         50,099
   01/01/2010 to 07/16/2010               $10.83       $10.09              0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.69       $14.10         42,309
   01/01/2011 to 12/31/2011               $14.10       $12.02         16,879

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $10.09       $12.69         26,995
   01/01/2011 to 12/31/2011               $12.69       $11.74         37,288

* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH ANY ONE OF LT5 OR HD 5, HAV & EBP OR WITH ANY COMBO 5% OR HDV & LT5 OR GMWB, HDV AND EPB OR HD GRO 60 BPS AND COMBO DB OR HD
 GRO 60 BPS, EBP AND HAV OR GRO PLUS 2008 60 BPS AND COMBO DB OR GRO PLUS 2008
                          60 BPS, EBP AND HAV (2.35%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         57,674
   01/01/2006 to 12/31/2006               $10.01       $10.93      1,244,790
   01/01/2007 to 12/31/2007               $10.93       $11.65      1,924,504
   01/01/2008 to 12/31/2008               $11.65       $ 7.76      1,833,767
   01/01/2009 to 12/31/2009               $ 7.76       $ 9.42      1,754,353
   01/01/2010 to 12/31/2010               $ 9.42       $10.30      1,672,915
   01/01/2011 to 12/31/2011               $10.30       $ 9.79      1,419,829

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $10.20       $10.27              0
   01/01/2006 to 12/31/2006               $10.27       $11.72              0
   01/01/2007 to 12/31/2007               $11.72       $11.43              0
   01/01/2008 to 12/31/2008               $11.43       $ 7.29         47,683
   01/01/2009 to 12/31/2009               $ 7.29       $ 8.38         63,043
   01/01/2010 to 12/31/2010               $ 8.38       $ 9.31         59,677
   01/01/2011 to 12/31/2011               $ 9.31       $ 9.42         99,301

AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02          6,697
   01/01/2006 to 12/31/2006               $10.02       $10.82        229,058
   01/01/2007 to 12/31/2007               $10.82       $11.52        598,031
   01/01/2008 to 12/31/2008               $11.52       $ 8.02      1,031,078
   01/01/2009 to 12/31/2009               $ 8.02       $ 9.66      1,211,155
   01/01/2010 to 12/31/2010               $ 9.66       $10.59      1,128,800
   01/01/2011 to 12/31/2011               $10.59       $10.22      1,006,466

AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $10.17       $10.65          1,248
   01/01/2006 to 12/31/2006               $10.65       $12.66             44
   01/01/2007 to 12/31/2007               $12.66       $12.51             72
   01/01/2008 to 12/31/2008               $12.51       $ 7.66         24,873
   01/01/2009 to 12/31/2009               $ 7.66       $ 8.84         68,646
   01/01/2010 to 12/31/2010               $ 8.84       $ 9.71         68,766
   01/01/2011 to 12/31/2011               $ 9.71       $ 9.44         57,567

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.24         73,879
   01/01/2009 to 12/31/2009               $11.24       $10.93         83,848
   01/01/2010 to 12/31/2010               $10.93       $11.68         44,503
   01/01/2011 to 12/31/2011               $11.68       $12.13         33,197

AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.33         15,146
   01/01/2010 to 12/31/2010               $ 9.33       $10.07         33,608
   01/01/2011 to 12/31/2011               $10.07       $10.78        136,596

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.70        248,740
   01/01/2011 to 12/31/2011               $10.70       $11.64        394,728

AST BOND PORTFOLIO 2018
   06/30/2008* to 12/31/2008              $10.06       $12.49        103,181
   01/01/2009 to 12/31/2009               $12.49       $11.46         98,995
   01/01/2010 to 12/31/2010               $11.46       $12.44         67,820
   01/01/2011 to 12/31/2011               $12.44       $13.80        332,554

AST BOND PORTFOLIO 2019
   06/30/2008* to 12/31/2008              $10.08       $12.56         11,666
   01/01/2009 to 12/31/2009               $12.56       $11.32         33,306
   01/01/2010 to 12/31/2010               $11.32       $12.31         40,947
   01/01/2011 to 12/31/2011               $12.31       $13.95          4,588

AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.74         12,609
   01/01/2010 to 12/31/2010               $ 8.74       $ 9.55        159,883
   01/01/2011 to 12/31/2011               $ 9.55       $11.06         17,114

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.95        167,616
   01/01/2011 to 12/31/2011               $10.95       $12.86        544,749

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.95        210,502

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00         99,321
   01/01/2006 to 12/31/2006               $10.00       $11.10      2,050,916
   01/01/2007 to 12/31/2007               $11.10       $11.90      3,470,169
   01/01/2008 to 12/31/2008               $11.90       $ 7.56      3,585,836
   01/01/2009 to 12/31/2009               $ 7.56       $ 9.25      3,615,050
   01/01/2010 to 12/31/2010               $ 9.25       $10.24      3,318,055
   01/01/2011 to 12/31/2011               $10.24       $ 9.76      2,982,427

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $11.36       $11.95           299
   01/01/2006 to 12/31/2006               $11.95       $15.95           238
   01/01/2007 to 12/31/2007               $15.95       $12.47           116
   01/01/2008 to 12/31/2008               $12.47       $ 7.91         4,834
   01/01/2009 to 12/31/2009               $ 7.91       $10.19        34,036
   01/01/2010 to 12/31/2010               $10.19       $12.80        53,001
   01/01/2011 to 12/31/2011               $12.80       $13.33        32,781

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.89       135,004
   01/01/2006 to 12/31/2006               $10.89       $12.01       134,200
   01/01/2007 to 12/31/2007               $12.01       $13.04       133,379
   01/01/2008 to 12/31/2008               $13.04       $ 7.12       154,292
   01/01/2009 to 12/31/2009               $ 7.12       $ 9.22       197,564
   01/01/2010 to 12/31/2010               $ 9.22       $11.94       163,532
   01/01/2011 to 12/31/2011               $11.94       $10.13       139,273

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   03/14/2005 to 12/31/2005               $10.05       $10.21       680,625
   01/01/2006 to 12/31/2006               $10.21       $11.69       520,423
   01/01/2007 to 12/31/2007               $11.69       $12.00       479,202
   01/01/2008 to 12/31/2008               $12.00       $ 6.95       503,014
   01/01/2009 to 12/31/2009               $ 6.95       $ 8.09       501,327
   01/01/2010 to 12/31/2010               $ 8.09       $ 8.91       482,472
   01/01/2011 to 12/31/2011               $ 8.91       $ 8.22       480,887

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.52        95,802
   01/01/2006 to 12/31/2006               $10.52       $10.91        79,000
   01/01/2007 to 12/31/2007               $10.91       $12.72        65,250
   01/01/2008 to 12/31/2008               $12.72       $ 7.35        85,001
   01/01/2009 to 12/31/2009               $ 7.35       $11.28        87,967
   01/01/2010 to 12/31/2010               $11.28       $13.20        73,569
   01/01/2011 to 12/31/2011               $13.20       $12.50        89,324

AST INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.92       $11.22       340,493
   01/01/2006 to 12/31/2006               $11.22       $13.26       305,383
   01/01/2007 to 12/31/2007               $13.26       $15.41       287,590
   01/01/2008 to 12/31/2008               $15.41       $ 7.49       339,291
   01/01/2009 to 12/31/2009               $ 7.49       $ 9.89       353,756
   01/01/2010 to 12/31/2010               $ 9.89       $11.06       357,084
   01/01/2011 to 12/31/2011               $11.06       $ 9.40       301,408

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.92       $10.64        10,895
   01/01/2006 to 12/31/2006               $10.64       $13.25        60,981
   01/01/2007 to 12/31/2007               $13.25       $15.24        92,123
   01/01/2008 to 12/31/2008               $15.24       $ 8.33       113,927
   01/01/2009 to 12/31/2009               $ 8.33       $10.62       102,503
   01/01/2010 to 12/31/2010               $10.62       $11.52       105,211
   01/01/2011 to 12/31/2011               $11.52       $ 9.84        92,403

AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008              $10.01       $10.90             0
   01/01/2009 to 12/31/2009               $10.90       $11.85             0
   01/01/2010 to 12/31/2010               $11.85       $12.82             0
   01/01/2011 to 12/31/2011               $12.82       $14.08             0

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.91       $10.59        26,788
   01/01/2006 to 12/31/2006               $10.59       $12.70        19,202
   01/01/2007 to 12/31/2007               $12.70       $13.57        19,648
   01/01/2008 to 12/31/2008               $13.57       $ 7.77        25,699
   01/01/2009 to 12/31/2009               $ 7.77       $10.31        60,112
   01/01/2010 to 12/31/2010               $10.31       $10.79        47,801
   01/01/2011 to 12/31/2011               $10.79       $ 9.57        37,010

AST LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.08       $10.49        30,311
   01/01/2006 to 12/31/2006               $10.49       $12.14       155,224
   01/01/2007 to 12/31/2007               $12.14       $11.50       243,178
   01/01/2008 to 12/31/2008               $11.50       $ 6.57       282,100
   01/01/2009 to 12/31/2009               $ 6.57       $ 7.66       252,500
   01/01/2010 to 12/31/2010               $ 7.66       $ 8.47       236,519
   01/01/2011 to 12/31/2011               $ 8.47       $ 7.92       185,189

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $ 9.89       155,929
   01/01/2006 to 12/31/2006               $ 9.89       $10.61       130,934
   01/01/2007 to 12/31/2007               $10.61       $10.99       121,805
   01/01/2008 to 12/31/2008               $10.99       $ 8.23       100,064
   01/01/2009 to 12/31/2009               $ 8.23       $10.82       108,323
   01/01/2010 to 12/31/2010               $10.82       $11.98        81,584
   01/01/2011 to 12/31/2011               $11.98       $12.89        69,208

AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.13       $10.84       634,880
   01/01/2006 to 12/31/2006               $10.84       $11.35       696,142
   01/01/2007 to 12/31/2007               $11.35       $12.74       701,870
   01/01/2008 to 12/31/2008               $12.74       $ 7.01       731,541
   01/01/2009 to 12/31/2009               $ 7.01       $ 8.88       718,290
   01/01/2010 to 12/31/2010               $ 8.88       $10.39       655,807
   01/01/2011 to 12/31/2011               $10.39       $10.05       540,071

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.04       $10.70        70,394
   01/01/2006 to 12/31/2006               $10.70       $11.45        33,850
   01/01/2007 to 12/31/2007               $11.45       $12.87        34,287
   01/01/2008 to 12/31/2008               $12.87       $ 8.01        80,355
   01/01/2009 to 12/31/2009               $ 8.01       $ 9.72        92,638
   01/01/2010 to 12/31/2010               $ 9.72       $10.70        86,969
   01/01/2011 to 12/31/2011               $10.70       $10.39       111,179

AST MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.06       $10.29             0
   01/01/2006 to 12/31/2006               $10.29       $11.48             0
   01/01/2007 to 12/31/2007               $11.48       $11.52         2,206
   01/01/2008 to 12/31/2008               $11.52       $ 6.96        30,027
   01/01/2009 to 12/31/2009               $ 6.96       $ 9.44         8,975
   01/01/2010 to 12/31/2010               $ 9.44       $11.39        27,296
   01/01/2011 to 12/31/2011               $11.39       $10.74        31,753

AST MONEY MARKET PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.04        15,235
   01/01/2006 to 12/31/2006               $10.04       $10.26        12,744
   01/01/2007 to 12/31/2007               $10.26       $10.50        14,062
   01/01/2008 to 12/31/2008               $10.50       $10.52       143,022
   01/01/2009 to 12/31/2009               $10.52       $10.29       270,651
   01/01/2010 to 12/31/2010               $10.29       $10.05       118,303
   01/01/2011 to 12/31/2011               $10.05       $ 9.82       123,498

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.02       $10.82       130,467
   01/01/2006 to 12/31/2006               $10.82       $11.70       106,011
   01/01/2007 to 12/31/2007               $11.70       $11.79        97,058
   01/01/2008 to 12/31/2008               $11.79       $ 6.65        99,662
   01/01/2009 to 12/31/2009               $ 6.65       $ 9.13       101,178
   01/01/2010 to 12/31/2010               $ 9.13       $11.00       113,459
   01/01/2011 to 12/31/2011               $11.00       $10.48        78,585

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $10.25       $11.27             4
   01/01/2006 to 12/31/2006               $11.27       $12.55             9
   01/01/2007 to 12/31/2007               $12.55       $14.98         1,712
   01/01/2008 to 12/31/2008               $14.98       $ 8.31         6,554
   01/01/2009 to 12/31/2009               $ 8.31       $10.53         5,504
   01/01/2010 to 12/31/2010               $10.53       $13.23         5,881
   01/01/2011 to 12/31/2011               $13.23       $13.14         3,809

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.01       $10.25              0
   01/01/2006 to 12/31/2006               $10.25       $10.79              0
   01/01/2007 to 12/31/2007               $10.79       $12.50              0
   01/01/2008 to 12/31/2008               $12.50       $ 7.02          3,031
   01/01/2009 to 12/31/2009               $ 7.02       $ 8.40          3,187
   01/01/2010 to 12/31/2010               $ 8.40       $ 9.86          2,350
   01/01/2011 to 04/29/2011               $ 9.86       $11.03              0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.00        378,837
   01/01/2006 to 12/31/2006               $10.00       $10.14        375,167
   01/01/2007 to 12/31/2007               $10.14       $10.57        383,738
   01/01/2008 to 12/31/2008               $10.57       $10.44        243,437
   01/01/2009 to 12/31/2009               $10.44       $11.23        281,736
   01/01/2010 to 12/31/2010               $11.23       $11.40        231,038
   01/01/2011 to 12/31/2011               $11.40       $11.38        206,551

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.99       $10.09        117,823
   01/01/2006 to 12/31/2006               $10.09       $10.22        325,377
   01/01/2007 to 12/31/2007               $10.22       $10.81        465,140
   01/01/2008 to 12/31/2008               $10.81       $10.32        363,898
   01/01/2009 to 12/31/2009               $10.32       $11.74        584,525
   01/01/2010 to 12/31/2010               $11.74       $12.35        573,212
   01/01/2011 to 12/31/2011               $12.35       $12.44        605,075

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03         10,411
   01/01/2006 to 12/31/2006               $10.03       $10.58         58,640
   01/01/2007 to 12/31/2007               $10.58       $11.23        325,406
   01/01/2008 to 12/31/2008               $11.23       $ 8.83      1,873,756
   01/01/2009 to 12/31/2009               $ 8.83       $10.35      1,676,258
   01/01/2010 to 12/31/2010               $10.35       $11.17      1,322,949
   01/01/2011 to 12/31/2011               $11.17       $11.02      1,558,108

AST SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.04       $10.37          5,846
   01/01/2006 to 12/31/2006               $10.37       $11.40         33,120
   01/01/2007 to 12/31/2007               $11.40       $11.93         48,539
   01/01/2008 to 12/31/2008               $11.93       $ 7.57         46,585
   01/01/2009 to 12/31/2009               $ 7.57       $ 9.90         53,476
   01/01/2010 to 12/31/2010               $ 9.90       $13.19         74,209
   01/01/2011 to 12/31/2011               $13.19       $12.75         34,677

AST SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.05       $10.58        171,918
   01/01/2006 to 12/31/2006               $10.58       $12.41        168,954
   01/01/2007 to 12/31/2007               $12.41       $11.43        202,870
   01/01/2008 to 12/31/2008               $11.43       $ 7.85        198,079
   01/01/2009 to 12/31/2009               $ 7.85       $ 9.73        220,227
   01/01/2010 to 12/31/2010               $ 9.73       $11.97        205,882
   01/01/2011 to 12/31/2011               $11.97       $10.99        170,842

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.08       $10.25        29,384
   01/01/2006 to 12/31/2006               $10.25       $12.15       153,684
   01/01/2007 to 12/31/2007               $12.15       $11.44       239,086
   01/01/2008 to 12/31/2008               $11.44       $ 6.49       263,166
   01/01/2009 to 12/31/2009               $ 6.49       $ 7.85       240,344
   01/01/2010 to 12/31/2010               $ 7.85       $ 8.68       223,493
   01/01/2011 to 12/31/2011               $ 8.68       $ 8.33       168,201

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.95       $ 9.39       188,953
   01/01/2006 to 12/31/2006               $ 9.39       $ 9.75       156,025
   01/01/2007 to 12/31/2007               $ 9.75       $10.44       136,277
   01/01/2008 to 12/31/2008               $10.44       $ 9.94        88,108
   01/01/2009 to 12/31/2009               $ 9.94       $10.89       120,389
   01/01/2010 to 12/31/2010               $10.89       $11.24       105,948
   01/01/2011 to 12/31/2011               $11.24       $11.43        84,604

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.02       $12.05             0
   01/01/2006 to 12/31/2006               $12.05       $12.43       170,721
   01/01/2007 to 12/31/2007               $12.43       $13.14       258,976
   01/01/2008 to 12/31/2008               $13.14       $ 7.62       291,048
   01/01/2009 to 12/31/2009               $ 7.62       $11.42       308,179
   01/01/2010 to 12/31/2010               $11.42       $12.91       288,916
   01/01/2011 to 12/31/2011               $12.91       $12.40       221,048

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.97        10,374
   01/01/2008 to 12/31/2008               $ 9.97       $ 9.23       100,964
   01/01/2009 to 12/31/2009               $ 9.23       $10.06       142,410
   01/01/2010 to 12/31/2010               $10.06       $10.59       134,991
   01/01/2011 to 12/31/2011               $10.59       $10.96       101,814

EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/14/2005 to 12/31/2005               $ 9.90       $10.94           718
   01/01/2006 to 12/31/2006               $10.94       $13.16             0
   01/01/2007 to 12/31/2007               $13.16       $14.77             0
   01/01/2008 to 12/31/2008               $14.77       $ 8.44            38
   01/01/2009 to 12/31/2009               $ 8.44       $ 9.56         1,320
   01/01/2010 to 07/16/2010               $ 9.56       $ 9.04             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   03/14/2005 to 12/31/2005               $10.02       $10.55            0
   01/01/2006 to 12/31/2006               $10.55       $10.93            0
   01/01/2007 to 12/31/2007               $10.93       $11.94            0
   01/01/2008 to 12/31/2008               $11.94       $ 8.49        1,419
   01/01/2009 to 12/31/2009               $ 8.49       $11.94        4,591
   01/01/2010 to 07/16/2010               $11.94       $11.11            0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $ 9.05       $10.91          439
   01/01/2011 to 12/31/2011               $10.91       $ 9.29            0

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.11       $13.96        2,254
   01/01/2011 to 12/31/2011               $13.96       $12.91        1,404

* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

            ACCUMULATION UNIT VALUES: WITH LT5, HDV AND EBP (2.60%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01             0
   01/01/2006 to 12/31/2006               $10.01       $10.90             0
   01/01/2007 to 12/31/2007               $10.90       $11.59             0
   01/01/2008 to 12/31/2008               $11.59       $ 7.70        65,805
   01/01/2009 to 12/31/2009               $ 7.70       $ 9.32        68,058
   01/01/2010 to 12/31/2010               $ 9.32       $10.16        52,394
   01/01/2011 to 12/31/2011               $10.16       $ 9.64        46,603

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $10.20       $10.25             0
   01/01/2006 to 12/31/2006               $10.25       $11.67             0
   01/01/2007 to 12/31/2007               $11.67       $11.35             0
   01/01/2008 to 12/31/2008               $11.35       $ 7.21             0
   01/01/2009 to 12/31/2009               $ 7.21       $ 8.28        13,356
   01/01/2010 to 12/31/2010               $ 8.28       $ 9.18        12,246
   01/01/2011 to 12/31/2011               $ 9.18       $ 9.26        10,136

AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02             0
   01/01/2006 to 12/31/2006               $10.02       $10.79             0
   01/01/2007 to 12/31/2007               $10.79       $11.46             0
   01/01/2008 to 12/31/2008               $11.46       $ 7.96       157,625
   01/01/2009 to 12/31/2009               $ 7.96       $ 9.56       148,734
   01/01/2010 to 12/31/2010               $ 9.56       $10.46       111,834
   01/01/2011 to 12/31/2011               $10.46       $10.06       100,473

AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $10.16       $10.63             0
   01/01/2006 to 12/31/2006               $10.63       $12.60             0
   01/01/2007 to 12/31/2007               $12.60       $12.42             0
   01/01/2008 to 12/31/2008               $12.42       $ 7.58           644
   01/01/2009 to 12/31/2009               $ 7.58       $ 8.74         6,463
   01/01/2010 to 12/31/2010               $ 8.74       $ 9.57         5,817
   01/01/2011 to 12/31/2011               $ 9.57       $ 9.27         4,819

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   06/30/2008* to 12/31/2008              $10.04       $11.65       206,480
   01/01/2009 to 12/31/2009               $11.65       $11.31       215,216
   01/01/2010 to 12/31/2010               $11.31       $12.05       137,467
   01/01/2011 to 12/31/2011               $12.05       $12.48       132,243

AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.30        53,486
   01/01/2010 to 12/31/2010               $ 9.30       $10.02        42,201
   01/01/2011 to 12/31/2011               $10.02       $10.70        57,568

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.68       108,840
   01/01/2011 to 12/31/2011               $10.68       $11.58        78,548

AST BOND PORTFOLIO 2018
   06/30/2008* to 12/31/2008              $10.06       $12.48        39,538
   01/01/2009 to 12/31/2009               $12.48       $11.42        90,467
   01/01/2010 to 12/31/2010               $11.42       $12.36        66,204
   01/01/2011 to 12/31/2011               $12.36       $13.68        30,954

AST BOND PORTFOLIO 2019
   06/30/2008* to 12/31/2008              $10.08       $12.55         5,428
   01/01/2009 to 12/31/2009               $12.55       $11.28        29,487
   01/01/2010 to 12/31/2010               $11.28       $12.23        13,077
   01/01/2011 to 12/31/2011               $12.23       $13.82         8,076

AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.72             0
   01/01/2010 to 12/31/2010               $ 8.72       $ 9.50       126,793
   01/01/2011 to 12/31/2011               $ 9.50       $10.98        29,729

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.92        34,608
   01/01/2011 to 12/31/2011               $10.92       $12.79        82,674

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.92        75,766

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00             0
   01/01/2006 to 12/31/2006               $10.00       $11.07             0
   01/01/2007 to 12/31/2007               $11.07       $11.83             0
   01/01/2008 to 12/31/2008               $11.83       $ 7.50       258,438
   01/01/2009 to 12/31/2009               $ 7.50       $ 9.15       169,320
   01/01/2010 to 12/31/2010               $ 9.15       $10.11       140,900
   01/01/2011 to 12/31/2011               $10.11       $ 9.61       118,744

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $11.35       $11.92             0
   01/01/2006 to 12/31/2006               $11.92       $15.88             0
   01/01/2007 to 12/31/2007               $15.88       $12.38             0
   01/01/2008 to 12/31/2008               $12.38       $ 7.83        14,578
   01/01/2009 to 12/31/2009               $ 7.83       $10.06         1,516
   01/01/2010 to 12/31/2010               $10.06       $12.61         1,087
   01/01/2011 to 12/31/2011               $12.61       $13.10           770

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.87             0
   01/01/2006 to 12/31/2006               $10.87       $11.96             0
   01/01/2007 to 12/31/2007               $11.96       $12.95             0
   01/01/2008 to 12/31/2008               $12.95       $ 7.05           926
   01/01/2009 to 12/31/2009               $ 7.05       $ 9.11         4,101
   01/01/2010 to 12/31/2010               $ 9.11       $11.76         3,659
   01/01/2011 to 12/31/2011               $11.76       $ 9.96         2,792

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   03/14/2005 to 12/31/2005               $10.05       $10.18             0
   01/01/2006 to 12/31/2006               $10.18       $11.63             0
   01/01/2007 to 12/31/2007               $11.63       $11.91             0
   01/01/2008 to 12/31/2008               $11.91       $ 6.88         2,685
   01/01/2009 to 12/31/2009               $ 6.88       $ 7.99         9,354
   01/01/2010 to 12/31/2010               $ 7.99       $ 8.78         7,741
   01/01/2011 to 12/31/2011               $ 8.78       $ 8.08        19,783

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.49             0
   01/01/2006 to 12/31/2006               $10.49       $10.86             0
   01/01/2007 to 12/31/2007               $10.86       $12.63             0
   01/01/2008 to 12/31/2008               $12.63       $ 7.28           838
   01/01/2009 to 12/31/2009               $ 7.28       $11.14           352
   01/01/2010 to 12/31/2010               $11.14       $13.00           826
   01/01/2011 to 12/31/2011               $13.00       $12.29           221

AST INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.92       $11.20             0
   01/01/2006 to 12/31/2006               $11.20       $13.19             0
   01/01/2007 to 12/31/2007               $13.19       $15.30             0
   01/01/2008 to 12/31/2008               $15.30       $ 7.41         1,600
   01/01/2009 to 12/31/2009               $ 7.41       $ 9.77         2,752
   01/01/2010 to 12/31/2010               $ 9.77       $10.90           405
   01/01/2011 to 12/31/2011               $10.90       $ 9.24           150

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.92       $10.62            0
   01/01/2006 to 12/31/2006               $10.62       $13.19            0
   01/01/2007 to 12/31/2007               $13.19       $15.13            0
   01/01/2008 to 12/31/2008               $15.13       $ 8.25          676
   01/01/2009 to 12/31/2009               $ 8.25       $10.49        1,940
   01/01/2010 to 12/31/2010               $10.49       $11.35        1,149
   01/01/2011 to 12/31/2011               $11.35       $ 9.67        1,084

AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008              $10.01       $10.89            0
   01/01/2009 to 12/31/2009               $10.89       $11.80            0
   01/01/2010 to 12/31/2010               $11.80       $12.74            0
   01/01/2011 to 12/31/2011               $12.74       $13.95            0

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.91       $10.57            0
   01/01/2006 to 12/31/2006               $10.57       $12.64            0
   01/01/2007 to 12/31/2007               $12.64       $13.47            0
   01/01/2008 to 12/31/2008               $13.47       $ 7.69          142
   01/01/2009 to 12/31/2009               $ 7.69       $10.18           60
   01/01/2010 to 12/31/2010               $10.18       $10.63          211
   01/01/2011 to 12/31/2011               $10.63       $ 9.40          152

AST LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.08       $10.47            0
   01/01/2006 to 12/31/2006               $10.47       $12.08            0
   01/01/2007 to 12/31/2007               $12.08       $11.42            0
   01/01/2008 to 12/31/2008               $11.42       $ 6.51        2,177
   01/01/2009 to 12/31/2009               $ 6.51       $ 7.57           51
   01/01/2010 to 12/31/2010               $ 7.57       $ 8.34           91
   01/01/2011 to 12/31/2011               $ 8.34       $ 7.79           55

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $ 9.87            0
   01/01/2006 to 12/31/2006               $ 9.87       $10.56            0
   01/01/2007 to 12/31/2007               $10.56       $10.91            0
   01/01/2008 to 12/31/2008               $10.91       $ 8.15          128
   01/01/2009 to 12/31/2009               $ 8.15       $10.69           59
   01/01/2010 to 12/31/2010               $10.69       $11.81          189
   01/01/2011 to 12/31/2011               $11.81       $12.67          116

AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.13       $10.82            0
   01/01/2006 to 12/31/2006               $10.82       $11.30            0
   01/01/2007 to 12/31/2007               $11.30       $12.65            0
   01/01/2008 to 12/31/2008               $12.65       $ 6.94        2,548
   01/01/2009 to 12/31/2009               $ 6.94       $ 8.77        9,810
   01/01/2010 to 12/31/2010               $ 8.77       $10.23        6,541
   01/01/2011 to 12/31/2011               $10.23       $ 9.88        4,812

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.04       $10.67             0
   01/01/2006 to 12/31/2006               $10.67       $11.40             0
   01/01/2007 to 12/31/2007               $11.40       $12.78             0
   01/01/2008 to 12/31/2008               $12.78       $ 7.93             0
   01/01/2009 to 12/31/2009               $ 7.93       $ 9.60        11,690
   01/01/2010 to 12/31/2010               $ 9.60       $10.55        10,531
   01/01/2011 to 12/31/2011               $10.55       $10.21         8,789

AST MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.06       $10.27             0
   01/01/2006 to 12/31/2006               $10.27       $11.43             0
   01/01/2007 to 12/31/2007               $11.43       $11.44             0
   01/01/2008 to 12/31/2008               $11.44       $ 6.89        17,449
   01/01/2009 to 12/31/2009               $ 6.89       $ 9.32           755
   01/01/2010 to 12/31/2010               $ 9.32       $11.22           214
   01/01/2011 to 12/31/2011               $11.22       $10.56           458

AST MONEY MARKET PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.02             0
   01/01/2006 to 12/31/2006               $10.02       $10.21             0
   01/01/2007 to 12/31/2007               $10.21       $10.43             0
   01/01/2008 to 12/31/2008               $10.43       $10.41       195,019
   01/01/2009 to 12/31/2009               $10.41       $10.17       122,070
   01/01/2010 to 12/31/2010               $10.17       $ 9.91        12,010
   01/01/2011 to 12/31/2011               $ 9.91       $ 9.65        25,798

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.02       $10.80             0
   01/01/2006 to 12/31/2006               $10.80       $11.65             0
   01/01/2007 to 12/31/2007               $11.65       $11.70             0
   01/01/2008 to 12/31/2008               $11.70       $ 6.58           171
   01/01/2009 to 12/31/2009               $ 6.58       $ 9.02         1,926
   01/01/2010 to 12/31/2010               $ 9.02       $10.84         5,126
   01/01/2011 to 12/31/2011               $10.84       $10.30         1,230

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $10.25       $11.25             0
   01/01/2006 to 12/31/2006               $11.25       $12.49             0
   01/01/2007 to 12/31/2007               $12.49       $14.87             0
   01/01/2008 to 12/31/2008               $14.87       $ 8.23         2,895
   01/01/2009 to 12/31/2009               $ 8.23       $10.40         1,262
   01/01/2010 to 12/31/2010               $10.40       $13.04           406
   01/01/2011 to 12/31/2011               $13.04       $12.91           951

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.01       $10.23             0
   01/01/2006 to 12/31/2006               $10.23       $10.74             0
   01/01/2007 to 12/31/2007               $10.74       $12.41             0
   01/01/2008 to 12/31/2008               $12.41       $ 6.95             0
   01/01/2009 to 12/31/2009               $ 6.95       $ 8.29             0
   01/01/2010 to 12/31/2010               $ 8.29       $ 9.72           575
   01/01/2011 to 04/29/2011               $ 9.72       $10.86             0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $ 9.98             0
   01/01/2006 to 12/31/2006               $ 9.98       $10.09             0
   01/01/2007 to 12/31/2007               $10.09       $10.49             0
   01/01/2008 to 12/31/2008               $10.49       $10.34        49,868
   01/01/2009 to 12/31/2009               $10.34       $11.10       167,258
   01/01/2010 to 12/31/2010               $11.10       $11.23         1,664
   01/01/2011 to 12/31/2011               $11.23       $11.18         1,658

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.99       $10.07             0
   01/01/2006 to 12/31/2006               $10.07       $10.17             0
   01/01/2007 to 12/31/2007               $10.17       $10.73             0
   01/01/2008 to 12/31/2008               $10.73       $10.22        46,623
   01/01/2009 to 12/31/2009               $10.22       $11.60        37,289
   01/01/2010 to 12/31/2010               $11.60       $12.17        25,667
   01/01/2011 to 12/31/2011               $12.17       $12.23        23,137

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03             0
   01/01/2006 to 12/31/2006               $10.03       $10.55             0
   01/01/2007 to 12/31/2007               $10.55       $11.17             0
   01/01/2008 to 12/31/2008               $11.17       $ 8.76       212,163
   01/01/2009 to 12/31/2009               $ 8.76       $10.24       246,656
   01/01/2010 to 12/31/2010               $10.24       $11.03       201,065
   01/01/2011 to 12/31/2011               $11.03       $10.85       203,285

AST SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.04       $10.35             0
   01/01/2006 to 12/31/2006               $10.35       $11.35             0
   01/01/2007 to 12/31/2007               $11.35       $11.84             0
   01/01/2008 to 12/31/2008               $11.84       $ 7.50           729
   01/01/2009 to 12/31/2009               $ 7.50       $ 9.78           350
   01/01/2010 to 12/31/2010               $ 9.78       $12.99           406
   01/01/2011 to 12/31/2011               $12.99       $12.53           172

AST SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.05       $10.56             0
   01/01/2006 to 12/31/2006               $10.56       $12.35             0
   01/01/2007 to 12/31/2007               $12.35       $11.35             0
   01/01/2008 to 12/31/2008               $11.35       $ 7.77         1,446
   01/01/2009 to 12/31/2009               $ 7.77       $ 9.61         4,575
   01/01/2010 to 12/31/2010               $ 9.61       $11.80         3,595
   01/01/2011 to 12/31/2011               $11.80       $10.80         2,958

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.08       $10.23             0
   01/01/2006 to 12/31/2006               $10.23       $12.09             0
   01/01/2007 to 12/31/2007               $12.09       $11.36             0
   01/01/2008 to 12/31/2008               $11.36       $ 6.43           168
   01/01/2009 to 12/31/2009               $ 6.43       $ 7.75            80
   01/01/2010 to 12/31/2010               $ 7.75       $ 8.55           274
   01/01/2011 to 12/31/2011               $ 8.55       $ 8.19           180

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.95       $ 9.37             0
   01/01/2006 to 12/31/2006               $ 9.37       $ 9.70             0
   01/01/2007 to 12/31/2007               $ 9.70       $10.36             0
   01/01/2008 to 12/31/2008               $10.36       $ 9.85         8,317
   01/01/2009 to 12/31/2009               $ 9.85       $10.75         4,871
   01/01/2010 to 12/31/2010               $10.75       $11.07         1,466
   01/01/2011 to 12/31/2011               $11.07       $11.23         1,319

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.02       $12.02             0
   01/01/2006 to 12/31/2006               $12.02       $12.37             0
   01/01/2007 to 12/31/2007               $12.37       $13.04             0
   01/01/2008 to 12/31/2008               $13.04       $ 7.55         1,837
   01/01/2009 to 12/31/2009               $ 7.55       $11.28         5,735
   01/01/2010 to 12/31/2010               $11.28       $12.72         5,086
   01/01/2011 to 12/31/2011               $12.72       $12.18         3,744

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.97             0
   01/01/2008 to 12/31/2008               $ 9.97       $ 9.20        10,755
   01/01/2009 to 12/31/2009               $ 9.20       $10.01        24,626
   01/01/2010 to 12/31/2010               $10.01       $10.51        19,076
   01/01/2011 to 12/31/2011               $10.51       $10.85        16,479

EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/14/2005 to 12/31/2005               $ 9.90       $10.92             0
   01/01/2006 to 12/31/2006               $10.92       $13.09             0
   01/01/2007 to 12/31/2007               $13.09       $14.67             0
   01/01/2008 to 12/31/2008               $14.67       $ 8.36             0
   01/01/2009 to 12/31/2009               $ 8.36       $ 9.44         2,476
   01/01/2010 to 07/16/2010               $ 9.44       $ 8.92             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   03/14/2005 to 12/31/2005               $10.02       $10.53           0
   01/01/2006 to 12/31/2006               $10.53       $10.87           0
   01/01/2007 to 12/31/2007               $10.87       $11.86           0
   01/01/2008 to 12/31/2008               $11.86       $ 8.41         103
   01/01/2009 to 12/31/2009               $ 8.41       $11.79         251
   01/01/2010 to 07/16/2010               $11.79       $10.96           0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $ 8.93       $10.75           0
   01/01/2011 to 12/31/2011               $10.75       $ 9.13           0

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $10.96       $13.76         177
   01/01/2011 to 12/31/2011               $13.76       $12.68         168

* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                  NUMBER OF
                                                                 ACCUMULATION
                                       ACCUMULATION ACCUMULATION    UNITS
                                        UNIT VALUE   UNIT VALUE  OUTSTANDING
                                       AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD      PERIOD
------------                           ------------ ------------ ------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007 to 12/31/2007               $11.08       $11.99      411,706
   01/01/2008 to 12/31/2008               $11.99       $ 8.09      371,911
   01/01/2009 to 12/31/2009               $ 8.09       $ 9.96      250,364
   01/01/2010 to 12/31/2010               $ 9.96       $11.04      243,717
   01/01/2011 to 12/31/2011               $11.04       $10.64      237,622

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $17.44       $17.54      228,111
   01/01/2008 to 12/31/2008               $17.54       $11.33      154,997
   01/01/2009 to 12/31/2009               $11.33       $13.21      198,496
   01/01/2010 to 12/31/2010               $13.21       $14.89      169,315
   01/01/2011 to 12/31/2011               $14.89       $15.27      162,593

AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007 to 12/31/2007               $11.00       $11.86      133,094
   01/01/2008 to 12/31/2008               $11.86       $ 8.37      237,851
   01/01/2009 to 12/31/2009               $ 8.37       $10.22      257,542
   01/01/2010 to 12/31/2010               $10.22       $11.36      323,653
   01/01/2011 to 12/31/2011               $11.36       $11.11      402,312

AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $14.65       $14.77      205,376
   01/01/2008 to 12/31/2008               $14.77       $ 9.17      175,827
   01/01/2009 to 12/31/2009               $ 9.17       $10.73      110,665
   01/01/2010 to 12/31/2010               $10.73       $11.95       84,321
   01/01/2011 to 12/31/2011               $11.95       $11.77       70,324

AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.38      161,639
   01/01/2009 to 12/31/2009               $11.38       $11.23      140,596
   01/01/2010 to 12/31/2010               $11.23       $12.16       82,764
   01/01/2011 to 12/31/2011               $12.16       $12.81       90,616

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.45           981
   01/01/2010 to 12/31/2010               $ 9.45       $10.35         1,607
   01/01/2011 to 12/31/2011               $10.35       $11.23         5,489

AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.85             0
   01/01/2011 to 12/31/2011               $10.85       $11.97         1,453

AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $12.13        11,683
   01/01/2009 to 12/31/2009               $12.13       $11.28         9,475
   01/01/2010 to 12/31/2010               $11.28       $12.41             0
   01/01/2011 to 12/31/2011               $12.41       $13.96         2,627

AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.20         9,569
   01/01/2009 to 12/31/2009               $12.20       $11.14             0
   01/01/2010 to 12/31/2010               $11.14       $12.29         4,945
   01/01/2011 to 12/31/2011               $12.29       $14.11             0

AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.86             0
   01/01/2010 to 12/31/2010               $ 8.86       $ 9.81         1,268
   01/01/2011 to 12/31/2011               $ 9.81       $11.53             0

AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $11.10         2,981
   01/01/2011 to 12/31/2011               $11.10       $13.22         6,222

AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $12.12         3,562

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007 to 12/31/2007               $11.22       $12.24       420,583
   01/01/2008 to 12/31/2008               $12.24       $ 7.88       495,503
   01/01/2009 to 12/31/2009               $ 7.88       $ 9.78       462,021
   01/01/2010 to 12/31/2010               $ 9.78       $10.98       364,312
   01/01/2011 to 12/31/2011               $10.98       $10.61       310,209

AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007 to 12/31/2007               $31.90       $24.67       155,081
   01/01/2008 to 12/31/2008               $24.67       $15.86       111,995
   01/01/2009 to 12/31/2009               $15.86       $20.71        96,981
   01/01/2010 to 12/31/2010               $20.71       $26.39        88,762
   01/01/2011 to 12/31/2011               $26.39       $27.85        75,280

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $12.62       $13.64       189,572
   01/01/2008 to 12/31/2008               $13.64       $ 7.55       125,578
   01/01/2009 to 12/31/2009               $ 7.55       $ 9.92        89,622
   01/01/2010 to 12/31/2010               $ 9.92       $13.01        81,914
   01/01/2011 to 12/31/2011               $13.01       $11.19       137,269

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   03/19/2007 to 12/31/2007               $28.49       $29.91       507,472
   01/01/2008 to 12/31/2008               $29.91       $17.56       379,447
   01/01/2009 to 12/31/2009               $17.56       $20.72       266,028
   01/01/2010 to 12/31/2010               $20.72       $23.16       214,419
   01/01/2011 to 12/31/2011               $23.16       $21.66       193,150

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $ 4.77       $ 5.43       362,040
   01/01/2008 to 12/31/2008               $ 5.43       $ 3.18       295,139
   01/01/2009 to 12/31/2009               $ 3.18       $ 4.95       301,894
   01/01/2010 to 12/31/2010               $ 4.95       $ 5.87       288,663
   01/01/2011 to 12/31/2011               $ 5.87       $ 5.64       242,754

AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $22.26       $26.40       715,857
   01/01/2008 to 12/31/2008               $26.40       $13.01       552,699
   01/01/2009 to 12/31/2009               $13.01       $17.42       377,357
   01/01/2010 to 12/31/2010               $17.42       $19.75       307,090
   01/01/2011 to 12/31/2011               $19.75       $17.03       256,898

AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $20.79       $23.92       246,638
   01/01/2008 to 12/31/2008               $23.92       $13.26       126,470
   01/01/2009 to 12/31/2009               $13.26       $17.13       165,528
   01/01/2010 to 12/31/2010               $17.13       $18.84       155,007
   01/01/2011 to 12/31/2011               $18.84       $16.31       132,978

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007 to 12/31/2007               $24.10       $26.09       233,797
   01/01/2008 to 12/31/2008               $26.09       $15.14       128,075
   01/01/2009 to 12/31/2009               $15.14       $20.37       111,338
   01/01/2010 to 12/31/2010               $20.37       $21.61        99,329
   01/01/2011 to 12/31/2011               $21.61       $19.43        88,820

AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $26.11       $25.41       451,318
   01/01/2008 to 12/31/2008               $25.41       $14.72       267,385
   01/01/2009 to 12/31/2009               $14.72       $17.40       205,587
   01/01/2010 to 12/31/2010               $17.40       $19.50       184,694
   01/01/2011 to 12/31/2011               $19.50       $18.50       150,135

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   03/19/2007 to 12/31/2007               $14.26       $14.68        220,080
   01/01/2008 to 12/31/2008               $14.68       $11.16        140,679
   01/01/2009 to 12/31/2009               $11.16       $14.87        152,690
   01/01/2010 to 12/31/2010               $14.87       $16.69        119,402
   01/01/2011 to 12/31/2011               $16.69       $18.20         95,056

AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $19.69       $22.29        971,315
   01/01/2008 to 12/31/2008               $22.29       $12.43        710,826
   01/01/2009 to 12/31/2009               $12.43       $15.97        454,565
   01/01/2010 to 12/31/2010               $15.97       $18.93        364,357
   01/01/2011 to 12/31/2011               $18.93       $18.57        314,477

AST MFS GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $ 8.71       $ 9.99        385,830
   01/01/2008 to 12/31/2008               $ 9.99       $ 6.30        283,991
   01/01/2009 to 12/31/2009               $ 6.30       $ 7.75        357,512
   01/01/2010 to 12/31/2010               $ 7.75       $ 8.65        303,538
   01/01/2011 to 12/31/2011               $ 8.65       $ 8.52        270,926

AST MID-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $14.11       $14.12        123,018
   01/01/2008 to 12/31/2008               $14.12       $ 8.65         81,270
   01/01/2009 to 12/31/2009               $ 8.65       $11.89         67,540
   01/01/2010 to 12/31/2010               $11.89       $14.55         63,900
   01/01/2011 to 12/31/2011               $14.55       $13.91         39,508

AST MONEY MARKET PORTFOLIO
   03/19/2007 to 12/31/2007               $13.73       $14.14      2,274,112
   01/01/2008 to 12/31/2008               $14.14       $14.35      2,934,205
   01/01/2009 to 12/31/2009               $14.35       $14.25      1,421,640
   01/01/2010 to 12/31/2010               $14.25       $14.11      1,176,323
   01/01/2011 to 12/31/2011               $14.11       $13.97        824,499

AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $35.44       $35.87        379,524
   01/01/2008 to 12/31/2008               $35.87       $20.51        269,632
   01/01/2009 to 12/31/2009               $20.51       $28.55        181,892
   01/01/2010 to 12/31/2010               $28.55       $34.89        147,445
   01/01/2011 to 12/31/2011               $34.89       $33.69        125,064

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $25.39       $29.67       403,400
   01/01/2008 to 12/31/2008               $29.67       $16.69       258,551
   01/01/2009 to 12/31/2009               $16.69       $21.45       202,478
   01/01/2010 to 12/31/2010               $21.45       $27.32       181,262
   01/01/2011 to 12/31/2011               $27.32       $27.50       154,240

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $10.58       $12.29       291,364
   01/01/2008 to 12/31/2008               $12.29       $ 6.99       185,040
   01/01/2009 to 12/31/2009               $ 6.99       $ 8.48       130,897
   01/01/2010 to 12/31/2010               $ 8.48       $10.10       108,496
   01/01/2011 to 04/29/2011               $10.10       $11.35             0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007 to 12/31/2007               $15.85       $16.61       476,073
   01/01/2008 to 12/31/2008               $16.61       $16.63       417,181
   01/01/2009 to 12/31/2009               $16.63       $18.15       376,120
   01/01/2010 to 12/31/2010               $18.15       $18.67       283,949
   01/01/2011 to 12/31/2011               $18.67       $18.90       241,831

AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007 to 12/31/2007               $19.37       $20.48       932,528
   01/01/2008 to 12/31/2008               $20.48       $19.82       673,230
   01/01/2009 to 12/31/2009               $19.82       $22.86       695,034
   01/01/2010 to 12/31/2010               $22.86       $24.38       586,949
   01/01/2011 to 12/31/2011               $24.38       $24.90       532,204

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007 to 12/31/2007               $10.79       $11.55        89,895
   01/01/2008 to 12/31/2008               $11.55       $ 9.21       152,701
   01/01/2009 to 12/31/2009               $ 9.21       $10.94       182,513
   01/01/2010 to 12/31/2010               $10.94       $11.98       203,990
   01/01/2011 to 12/31/2011               $11.98       $11.98       173,004

AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $17.47       $18.11       238,483
   01/01/2008 to 12/31/2008               $18.11       $11.66       196,511
   01/01/2009 to 12/31/2009               $11.66       $15.45       165,746
   01/01/2010 to 12/31/2010               $15.45       $20.87       138,847
   01/01/2011 to 12/31/2011               $20.87       $20.46       118,573

AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $25.10       $23.42       357,717
   01/01/2008 to 12/31/2008               $23.42       $16.30       265,536
   01/01/2009 to 12/31/2009               $16.30       $20.49       179,703
   01/01/2010 to 12/31/2010               $20.49       $25.56       142,958
   01/01/2011 to 12/31/2011               $25.56       $23.79       125,180

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $15.28       $14.85       396,679
   01/01/2008 to 12/31/2008               $14.85       $ 8.54       201,923
   01/01/2009 to 12/31/2009               $ 8.54       $10.47       124,152
   01/01/2010 to 12/31/2010               $10.47       $11.74       109,186
   01/01/2011 to 12/31/2011               $11.74       $11.43        78,033

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007 to 12/31/2007               $15.17       $16.31       195,478
   01/01/2008 to 12/31/2008               $16.31       $15.75       157,502
   01/01/2009 to 12/31/2009               $15.75       $17.49       152,843
   01/01/2010 to 12/31/2010               $17.49       $18.30       130,474
   01/01/2011 to 12/31/2011               $18.30       $18.87       127,285

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $15.60       $16.92       156,491
   01/01/2008 to 12/31/2008               $16.92       $ 9.96       118,069
   01/01/2009 to 12/31/2009               $ 9.96       $15.12       139,111
   01/01/2010 to 12/31/2010               $15.12       $17.33        91,822
   01/01/2011 to 12/31/2011               $17.33       $16.87        92,278

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.99         5,043
   01/01/2008 to 12/31/2008               $ 9.99       $ 9.37        57,790
   01/01/2009 to 12/31/2009               $ 9.37       $10.36        14,693
   01/01/2010 to 12/31/2010               $10.36       $11.05        13,807
   01/01/2011 to 12/31/2011               $11.05       $11.60        26,245

EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/19/2007 to 12/31/2007               $17.30       $19.67        52,809
   01/01/2008 to 12/31/2008               $19.67       $11.40        35,866
   01/01/2009 to 12/31/2009               $11.40       $13.08        27,089
   01/01/2010 to 07/16/2010               $13.08       $12.47             0

EVERGREEN VA OMEGA FUND
   03/19/2007 to 12/31/2007               $10.48       $11.77         5,307
   01/01/2008 to 12/31/2008               $11.77       $ 8.49         6,360
   01/01/2009 to 12/31/2009               $ 8.49       $12.10        13,022
   01/01/2010 to 07/16/2010               $12.10       $11.34             0

WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $12.49       $15.14        24,499
   01/01/2011 to 12/31/2011               $15.14       $13.07        29,906

WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.34       $14.34         6,844
   01/01/2011 to 12/31/2011               $14.34       $13.44        14,852

* Denotes the start date of these sub-accounts

    FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011


                                  SUBACCOUNTS
      --------------------------------------------------------------------------
                                                       AST
           AST            AST           AST         SCHRODERS
         GOLDMAN        T. ROWE       AMERICAN        MULTI-
          SACHS          PRICE        CENTURY         ASSET            AST
        LARGE-CAP      LARGE-CAP       INCOME &       WORLD           MONEY
          VALUE         GROWTH         GROWTH       STRATEGIES        MARKET
        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
      -------------  -------------  ------------  -------------- --------------
ASSETS
Investment
in the
portfolios,
at fair
value.$ 585,045,700  $317,827,974  $193,742,695  $1,050,409,895  $1,291,154,111
      -------------  ------------  ------------  --------------  --------------
Net
Assets
      $ 585,045,700  $317,827,974  $193,742,695  $1,050,409,895  $1,291,154,111
      =============  ============  ============  ==============  ==============

NET ASSETS,
representing:
Accumulation
units.$ 585,045,700  $317,827,974  $193,742,695  $1,050,409,895  $1,291,154,111
      -------------  ------------  ------------  --------------  --------------
      $ 585,045,700  $317,827,974  $193,742,695  $1,050,409,895  $1,291,154,111
      =============  ============  ============  ==============  ==============

Units
outstand-
ing..    48,461,725    28,909,956    16,134,104      86,929,916     118,372,984
      =============  ============  ============  ==============  ==============

Portfolio
shares
held..   39,238,478    26,115,692    14,857,569      82,449,756   1,291,154,111
Portfolio
net asset
value
per
share.$       14.91  $      12.17  $      13.04  $        12.74  $         1.00
Investment
in
portfolio
shares,
at
cost  $ 549,498,404  $294,267,856  $169,221,926  $1,050,509,380  $1,291,154,111

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                  SUBACCOUNTS
      --------------------------------------------------------------------------
                                                      AST
           AST            AST           AST        SCHRODERS
         GOLDMAN        T. ROWE      AMERICAN        MULTI-
          SACHS          PRICE       CENTURY         ASSET           AST
        LARGE-CAP      LARGE-CAP      INCOME &       WORLD          MONEY
          VALUE         GROWTH        GROWTH       STRATEGIES       MARKET
        PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
      -------------  ------------- ------------  --------------  --------------
INVESTMENT
INCOME
Dividend
income
      $   7,277,722  $          0  $  2,023,613  $   20,719,310  $      298,750
      -------------  ------------  ------------  --------------  --------------

EXPENSES
Charges to
contract
owners for
assuming
mortality
risk and
expense risk
and for
admini-
stration 12,994,977     7,177,850     3,325,726      23,545,409      24,361,972
      -------------  ------------  ------------  --------------  --------------

NET
INVESTMENT
INCOME
(LOSS)...(5,717,255)   (7,177,850)   (1,302,113)     (2,826,099)    (24,063,222)
      -------------  ------------  ------------  --------------  --------------

NET
REALIZED
AND
UNREALIZED
GAIN
(LOSS) ON
INVESTMENTS
Capital gains
distributions
received........  0             0             0      11,991,396               0
Realized
gain (loss)
on shares
redeemed
       (125,763,088)   42,753,995   (12,746,889)     52,575,379               0
Net change
in unrealized
gain (loss) on
invest-
ments..  72,851,684   (60,984,011)   13,499,154    (152,698,684)              0
      -------------  ------------  ------------  --------------  --------------

NET GAIN
(LOSS) ON
INVEST-
MENTS.  (52,911,404)  (18,230,016)      752,265     (88,131,909)              0
      -------------  ------------  ------------  --------------  --------------

NET INCREASE
(DECREASE) IN
NET ASSETS
RESULTING
FROM OPERA-
TIONS $ (58,628,659) $(25,407,866) $   (549,848) $  (90,958,008) $  (24,063,222)
      =============  ============  ============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                              AST NEUBERGER                   AST
     AST        AST J.P. MORGAN      AST         BERMAN                    FEDERATED         AST           AST
COHEN & STEERS     STRATEGIC      BLACKROCK     SMALL-CAP       AST        AGGRESSIVE      MID-CAP      SMALL-CAP
    REALTY       OPPORTUNITIES      VALUE        GROWTH      HIGH YIELD      GROWTH         VALUE         VALUE
  PORTFOLIO        PORTFOLIO      PORTFOLIO    PORTFOLIO*    PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
--------------  --------------- ------------  ------------- ------------  ------------  ------------  ------------
 $144,881,512   $1,104,132,027  $115,477,726  $          0  $401,816,267  $239,041,236  $ 83,072,009  $299,669,248
 ------------   --------------  ------------  ------------  ------------  ------------  ------------  ------------
 $144,881,512   $1,104,132,027  $115,477,726  $          0  $401,816,267  $239,041,236  $ 83,072,009  $299,669,248
 ============   ==============  ============  ============  ============  ============  ============  ============

 $144,881,512   $1,104,132,027  $115,477,726  $          0  $401,816,267  $239,041,236  $ 83,072,009  $299,669,248
 ------------   --------------  ------------  ------------  ------------  ------------  ------------  ------------
 $144,881,512   $1,104,132,027  $115,477,726  $          0  $401,816,267  $239,041,236  $ 83,072,009  $299,669,248
 ============   ==============  ============  ============  ============  ============  ============  ============

    5,853,783       85,670,935     9,551,439             0    24,401,300    18,842,097     5,971,849    17,047,880
 ============   ==============  ============  ============  ============  ============  ============  ============

   22,427,479       85,591,630    13,569,651             0    55,730,411    29,805,640     7,255,197    23,614,598
 $       6.46   $        12.90  $       8.51  $       0.00  $       7.21  $       8.02  $      11.45  $      12.69
 $130,865,720   $1,012,230,828  $111,734,099  $          0  $402,108,504  $265,877,077  $ 81,628,599  $245,592,713


                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                              AST NEUBERGER                   AST
     AST        AST J.P. MORGAN      AST         BERMAN                    FEDERATED         AST           AST
COHEN & STEERS     STRATEGIC      BLACKROCK     SMALL-CAP       AST        AGGRESSIVE      MID-CAP      SMALL-CAP
    REALTY       OPPORTUNITIES      VALUE        GROWTH      HIGH YIELD      GROWTH         VALUE         VALUE
  PORTFOLIO        PORTFOLIO      PORTFOLIO    PORTFOLIO*    PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
--------------  --------------- ------------  ------------- ------------  ------------  ------------  ------------

 $  1,218,117   $   11,371,953  $  1,053,530  $          0  $ 25,237,776  $  1,166,391  $    747,502  $  2,133,820
 ------------   --------------  ------------  ------------  ------------  ------------  ------------  ------------



    2,808,009       22,652,230     2,492,332       588,312     6,325,310     5,122,212     1,872,214     6,602,465
 ------------   --------------  ------------  ------------  ------------  ------------  ------------  ------------

   (1,589,892)     (11,280,277)   (1,438,802)     (588,312)   18,912,466    (3,955,821)   (1,124,712)   (4,468,645)
 ------------   --------------  ------------  ------------  ------------  ------------  ------------  ------------
            0                0             0             0             0             0             0             0
   24,073,788       82,832,023     9,084,568    24,651,539    11,740,016    35,501,966    17,515,609     3,353,780

  (21,271,708)    (102,760,913)  (16,044,728)  (10,371,934)  (22,179,741)  (96,640,046)  (26,480,761)  (33,955,880)
 ------------   --------------  ------------  ------------  ------------  ------------  ------------  ------------

    2,802,080      (19,928,890)   (6,960,160)   14,279,605   (10,439,725)  (61,138,080)   (8,965,152)  (30,602,100)
 ------------   --------------  ------------  ------------  ------------  ------------  ------------  ------------

 $  1,212,188   $  (31,209,167) $ (8,398,962) $ 13,691,293  $  8,472,741  $(65,093,901) $(10,089,864) $(35,070,745)
 ============   ==============  ============  ============  ============  ============  ============  ============

*  The subaccount is unavailable for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

    FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                  SUBACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                 AST GOLDMAN      AST GOLDMAN      AST GOLDMAN                         AST
                                                    SACHS            SACHS            SACHS            AST         LORD ABBETT
                                                 CONCENTRATED       MID-CAP         SMALL-CAP       LARGE-CAP       CORE FIXED
                                               GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO
                                               ---------------- ---------------- --------------- --------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.   $252,218,754     $176,795,619    $137,759,786    $210,441,009     $362,864,454
                                                 ------------     ------------    ------------    ------------     ------------
  Net Assets..................................   $252,218,754     $176,795,619    $137,759,786    $210,441,009     $362,864,454
                                                 ============     ============    ============    ============     ============

NET ASSETS, representing:
  Accumulation units..........................   $252,218,754     $176,795,619    $137,759,786    $210,441,009     $362,864,454
                                                 ------------     ------------    ------------    ------------     ------------
                                                 $252,218,754     $176,795,619    $137,759,786    $210,441,009     $362,864,454
                                                 ============     ============    ============    ============     ============

  Units outstanding...........................     14,654,847       18,784,372       6,118,063      19,081,743       21,912,160
                                                 ============     ============    ============    ============     ============

  Portfolio shares held.......................      9,611,995       35,288,547      13,082,601      16,701,667       32,111,899
  Portfolio net asset value per share.........   $      26.24     $       5.01    $      10.53    $      12.60     $      11.30
  Investment in portfolio shares, at cost.....   $222,615,819     $174,240,272    $126,008,860    $221,109,405     $335,603,304

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                  SUBACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                 AST GOLDMAN      AST GOLDMAN      AST GOLDMAN                         AST
                                                    SACHS            SACHS            SACHS            AST         LORD ABBETT
                                                 CONCENTRATED       MID-CAP         SMALL-CAP       LARGE-CAP       CORE FIXED
                                               GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO
                                               ---------------- ---------------- --------------- --------------- ----------------
INVESTMENT INCOME
  Dividend income.............................   $    444,634     $          0    $    785,370    $  3,217,945     $  6,379,290
                                                 ------------     ------------    ------------    ------------     ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      4,575,119        4,271,554       2,664,923       4,254,450        6,220,945
                                                 ------------     ------------    ------------    ------------     ------------

NET INVESTMENT INCOME (LOSS)..................     (4,130,485)      (4,271,554)     (1,879,553)     (1,036,505)         158,345
                                                 ------------     ------------    ------------    ------------     ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              0       13,848,262               0               0                0
  Realized gain (loss) on shares redeemed.....     26,701,347       35,880,797      21,090,686     (41,006,222)      32,172,358
  Net change in unrealized gain (loss) on
   investments................................    (41,394,117)     (68,329,758)    (27,236,971)     24,058,436       (3,292,183)
                                                 ------------     ------------    ------------    ------------     ------------

NET GAIN (LOSS) ON INVESTMENTS................    (14,692,770)     (18,600,699)     (6,146,285)    (16,947,786)      28,880,175
                                                 ------------     ------------    ------------    ------------     ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $(18,823,255)    $(22,872,253)   $ (8,025,838)   $(17,984,291)    $ 29,038,520
                                                 ============     ============    ============    ============     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                AST NEUBERGER    AST NEUBERGER                        AST            AST            AST
      AST            AST            BERMAN        BERMAN/LSV          AST        PIMCO LIMITED   PIMCO TOTAL   T. ROWE PRICE
MARSICO CAPITAL   MFS GROWTH       MID-CAP          MID-CAP        SMALL-CAP     MATURITY BOND   RETURN BOND   EQUITY INCOME
GROWTH PORTFOLIO  PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------- ------------  ---------------- --------------- ---------------- ------------- --------------  -------------
  $760,715,824   $194,860,230    $260,507,870    $321,823,112     $123,713,528   $698,888,462  $2,058,427,690  $138,958,823
  ------------   ------------    ------------    ------------     ------------   ------------  --------------  ------------
  $760,715,824   $194,860,230    $260,507,870    $321,823,112     $123,713,528   $698,888,462  $2,058,427,690  $138,958,823
  ============   ============    ============    ============     ============   ============  ==============  ============

  $760,715,824   $194,860,230    $260,507,870    $321,823,112     $123,713,528   $698,888,462  $2,058,427,690  $138,958,823
  ------------   ------------    ------------    ------------     ------------   ------------  --------------  ------------
  $760,715,824   $194,860,230    $260,507,870    $321,823,112     $123,713,528   $698,888,462  $2,058,427,690  $138,958,823
  ============   ============    ============    ============     ============   ============  ==============  ============

    60,823,714     21,613,368      13,725,370      14,976,319        7,731,366     51,458,919     129,699,948    12,887,510
  ============   ============    ============    ============     ============   ============  ==============  ============

    39,807,212     20,425,601      11,993,917      21,982,453        6,124,432     66,245,352     172,831,880    17,113,156
  $      19.11   $       9.54    $      21.72    $      14.64     $      20.20   $      10.55  $        11.91  $       8.12
  $635,171,672   $171,942,443    $237,759,943    $276,818,666     $118,949,438   $696,455,726  $2,024,405,542  $123,752,179


                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                AST NEUBERGER    AST NEUBERGER                        AST            AST            AST
      AST            AST            BERMAN        BERMAN/LSV          AST        PIMCO LIMITED   PIMCO TOTAL   T. ROWE PRICE
MARSICO CAPITAL   MFS GROWTH       MID-CAP          MID-CAP        SMALL-CAP     MATURITY BOND   RETURN BOND   EQUITY INCOME
GROWTH PORTFOLIO  PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------- ------------  ---------------- --------------- ---------------- ------------- --------------  -------------

  $  2,710,490   $    793,861    $          0    $  3,562,010     $          0   $  7,346,978  $   42,790,407  $  1,823,446
  ------------   ------------    ------------    ------------     ------------   ------------  --------------  ------------



    16,841,564      3,703,186       4,682,145       6,472,650        2,823,963     13,331,802      39,505,706     3,148,880
  ------------   ------------    ------------    ------------     ------------   ------------  --------------  ------------

   (14,131,074)    (2,909,325)     (4,682,145)     (2,910,640)      (2,823,963)    (5,984,824)      3,284,701    (1,325,434)
  ------------   ------------    ------------    ------------     ------------   ------------  --------------  ------------

             0              0               0               0                0     13,471,974      83,141,879             0
   (43,368,325)    12,090,963       6,104,838     (28,581,324)      27,887,263    (17,266,333)     25,439,629   (28,013,055)

    18,767,710    (17,208,154)     (7,139,834)      8,653,180      (35,109,172)    14,020,031     (75,247,773)   19,114,157
  ------------   ------------    ------------    ------------     ------------   ------------  --------------  ------------

   (24,600,615)    (5,117,191)     (1,034,996)    (19,928,144)      (7,221,909)    10,225,672      33,333,735    (8,898,898)
  ------------   ------------    ------------    ------------     ------------   ------------  --------------  ------------

  $(38,731,689)  $ (8,026,516)   $ (5,717,141)   $(22,838,784)    $(10,045,872)  $  4,240,848  $   36,618,436  $(10,224,332)
  ============   ============    ============    ============     ============   ============  ==============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------

                                                                  AST
                                                   AST       T. ROWE PRICE       AST             AST          AST
                                                  QMA US        NATURAL     T. ROWE PRICE   INTERNATIONAL  MFS GLOBAL
                                               EQUITY ALPHA    RESOURCES   ASSET ALLOCATION     VALUE        EQUITY
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO
                                               ------------  ------------- ---------------- ------------- ------------
ASSETS
  Investment in the portfolios, at fair value. $107,997,241  $255,475,538   $1,511,842,352  $134,221,901  $117,106,640
                                               ------------  ------------   --------------  ------------  ------------
  Net Assets.................................. $107,997,241  $255,475,538   $1,511,842,352  $134,221,901  $117,106,640
                                               ============  ============   ==============  ============  ============

NET ASSETS, representing:
  Accumulation units.......................... $107,997,241  $255,475,538   $1,511,842,352  $134,221,901  $117,106,640
                                               ------------  ------------   --------------  ------------  ------------
                                               $107,997,241  $255,475,538   $1,511,842,352  $134,221,901  $117,106,640
                                               ============  ============   ==============  ============  ============

  Units outstanding...........................    9,571,807     9,670,862      105,877,741    11,036,015     7,715,607
                                               ============  ============   ==============  ============  ============

  Portfolio shares held.......................    9,350,410    13,368,683       87,846,738     9,912,991    11,986,350
  Portfolio net asset value per share......... $      11.55  $      19.11   $        17.21  $      13.54  $       9.77
  Investment in portfolio shares, at cost..... $ 99,834,021  $270,371,854   $1,409,710,276  $135,331,312  $114,720,650

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------

                                                                  AST
                                                   AST       T. ROWE PRICE       AST             AST          AST
                                                  QMA US        NATURAL     T. ROWE PRICE   INTERNATIONAL  MFS GLOBAL
                                               EQUITY ALPHA    RESOURCES   ASSET ALLOCATION     VALUE        EQUITY
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO
                                               ------------  ------------- ---------------- ------------- ------------
INVESTMENT INCOME
  Dividend income............................. $    840,481  $  2,217,949   $   18,410,480  $  2,547,686  $    676,411
                                               ------------  ------------   --------------  ------------  ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    1,833,491     6,148,370       29,438,595     3,095,045     2,257,056
                                               ------------  ------------   --------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)..................     (993,010)   (3,930,421)     (11,028,115)     (547,359)   (1,580,645)
                                               ------------  ------------   --------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0             0                0             0             0
  Realized gain (loss) on shares redeemed.....  (11,461,297)   21,413,168      146,998,680   (24,404,324)   11,062,750
  Net change in unrealized gain (loss) on
   investments................................   12,359,598   (96,148,761)    (169,064,948)   (4,054,056)  (21,056,789)
                                               ------------  ------------   --------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS................      898,301   (74,735,593)     (22,066,268)  (28,458,380)   (9,994,039)
                                               ------------  ------------   --------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $    (94,709) $(78,666,014)  $  (33,094,383) $(29,005,739) $(11,574,684)
                                               ============  ============   ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                   AST
                                                     AST           AST           ACADEMIC          AST             AST
      AST             AST                        WELLINGTON   CAPITAL GROWTH    STRATEGIES       BALANCED      PRESERVATION
    JPMORGAN     T. ROWE PRICE       AST         MANAGEMENT       ASSET           ASSET           ASSET           ASSET
 INTERNATIONAL    GLOBAL BOND   INTERNATIONAL   HEDGED EQUITY   ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION
EQUITY PORTFOLIO   PORTFOLIO   GROWTH PORTFOLIO   PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------- ------------- ---------------- ------------- --------------  --------------  --------------  --------------
  $170,765,426   $274,526,078    $405,957,355   $209,446,477  $3,434,051,640  $2,989,751,473  $2,435,193,261  $2,684,655,281
  ------------   ------------    ------------   ------------  --------------  --------------  --------------  --------------
  $170,765,426   $274,526,078    $405,957,355   $209,446,477  $3,434,051,640  $2,989,751,473  $2,435,193,261  $2,684,655,281
  ============   ============    ============   ============  ==============  ==============  ==============  ==============

  $170,765,426   $274,526,078    $405,957,355   $209,446,477  $3,434,051,640  $2,989,751,473  $2,435,193,261  $2,684,655,281
  ------------   ------------    ------------   ------------  --------------  --------------  --------------  --------------
  $170,765,426   $274,526,078    $405,957,355   $209,446,477  $3,434,051,640  $2,989,751,473  $2,435,193,261  $2,684,655,281
  ============   ============    ============   ============  ==============  ==============  ==============  ==============

    11,107,534     17,356,545      27,343,227     22,133,953     341,315,862     294,848,532     228,059,866     235,261,368
  ============   ============    ============   ============  ==============  ==============  ==============  ==============

     9,176,004     24,709,818      40,677,090     23,297,717     338,663,870     291,115,041     223,207,448     228,287,014
  $      18.61   $      11.11    $       9.98   $       8.99  $        10.14  $        10.27  $        10.91  $        11.76
  $176,965,984   $270,468,759    $386,931,302   $204,649,659  $3,256,614,951  $2,749,959,624  $2,290,027,682  $2,353,917,603


                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                   AST
                                                     AST           AST           ACADEMIC          AST             AST
      AST             AST                        WELLINGTON   CAPITAL GROWTH    STRATEGIES       BALANCED      PRESERVATION
    JPMORGAN     T. ROWE PRICE       AST         MANAGEMENT       ASSET           ASSET           ASSET           ASSET
 INTERNATIONAL    GLOBAL BOND   INTERNATIONAL   HEDGED EQUITY   ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION
EQUITY PORTFOLIO   PORTFOLIO   GROWTH PORTFOLIO   PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------- ------------- ---------------- ------------- --------------  --------------  --------------  --------------

  $  2,978,974   $  8,453,272    $  3,407,623   $    786,168  $   21,109,796  $   21,867,480  $   18,280,755  $   24,709,808
  ------------   ------------    ------------   ------------  --------------  --------------  --------------  --------------



     3,639,838      5,350,521       9,281,498      4,268,958      82,984,710      68,647,971      51,948,288      51,585,191
  ------------   ------------    ------------   ------------  --------------  --------------  --------------  --------------

      (660,864)     3,102,751      (5,873,875)    (3,482,790)    (61,874,914)    (46,780,491)    (33,667,533)    (26,875,383)
  ------------   ------------    ------------   ------------  --------------  --------------  --------------  --------------

             0      2,363,342               0              0               0               0               0               0
    (7,391,342)     2,106,360     (99,181,140)    21,953,853     241,461,820      (9,166,449)    279,047,750      63,487,770

   (21,283,390)       182,262      17,425,212    (38,094,249)   (466,961,847)   (155,428,452)   (380,354,601)    (67,893,707)
  ------------   ------------    ------------   ------------  --------------  --------------  --------------  --------------

   (28,674,732)     4,651,964     (81,755,928)   (16,140,396)   (225,500,027)   (164,594,901)   (101,306,851)     (4,405,937)
  ------------   ------------    ------------   ------------  --------------  --------------  --------------  --------------

  $(29,335,596)  $  7,754,715    $(87,629,803)  $(19,623,186) $ (287,374,941) $ (211,375,392) $ (134,974,384) $  (31,281,320)
  ============   ============    ============   ============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                             SUBACCOUNTS
                                               ----------------------------------------------------------------------
                                                   AST            AST        AST HORIZON   AST HORIZON        AST
                                                CLS GROWTH    CLS MODERATE     GROWTH       MODERATE     FI PYRAMIS(R)
                                                  ASSET          ASSET          ASSET         ASSET          ASSET
                                                ALLOCATION     ALLOCATION    ALLOCATION    ALLOCATION     ALLOCATION
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               ------------  -------------  ------------  -------------  -------------
ASSETS
  Investment in the portfolios, at fair value. $498,579,817  $ 788,152,760  $547,517,727  $ 767,335,898  $271,363,870
                                               ------------  -------------  ------------  -------------  ------------
  Net Assets.................................. $498,579,817  $ 788,152,760  $547,517,727  $ 767,335,898  $271,363,870
                                               ============  =============  ============  =============  ============

NET ASSETS, representing:
  Accumulation units.......................... $498,579,817  $ 788,152,760  $547,517,727  $ 767,335,898  $271,363,870
                                               ------------  -------------  ------------  -------------  ------------
                                               $498,579,817  $ 788,152,760  $547,517,727  $ 767,335,898  $271,363,870
                                               ============  =============  ============  =============  ============

  Units outstanding...........................   49,794,863     83,953,848    56,706,824     76,501,222    29,299,088
                                               ============  =============  ============  =============  ============

  Portfolio shares held.......................   48,218,551     82,099,246    56,796,445     77,041,757    29,022,874
  Portfolio net asset value per share......... $      10.34  $        9.60  $       9.64  $        9.96  $       9.35
  Investment in portfolio shares, at cost..... $495,954,822  $ 762,976,729  $543,209,489  $ 752,266,500  $272,545,228

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                             SUBACCOUNTS
                                               ----------------------------------------------------------------------
                                                   AST            AST        AST HORIZON   AST HORIZON        AST
                                                CLS GROWTH    CLS MODERATE     GROWTH       MODERATE     FI PYRAMIS(R)
                                                  ASSET          ASSET          ASSET         ASSET          ASSET
                                                ALLOCATION     ALLOCATION    ALLOCATION    ALLOCATION     ALLOCATION
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               ------------  -------------  ------------  -------------  -------------
INVESTMENT INCOME
  Dividend income............................. $  1,809,163  $   3,545,487  $  2,167,440  $   4,087,964  $    752,291
                                               ------------  -------------  ------------  -------------  ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................   11,069,499     15,575,903    11,110,346     14,540,665     6,113,984
                                               ------------  -------------  ------------  -------------  ------------

NET INVESTMENT INCOME (LOSS)..................   (9,260,336)   (12,030,416)   (8,942,906)   (10,452,701)   (5,361,693)
                                               ------------  -------------  ------------  -------------  ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........    6,266,719     14,210,930    27,853,009     41,850,951    12,971,083
  Realized gain (loss) on shares redeemed.....   25,370,469     65,602,675    14,610,418     46,037,084     9,452,561
  Net change in unrealized gain (loss) on
   investments................................  (81,952,076)  (118,749,848)  (74,377,582)  (109,286,499)  (46,524,473)
                                               ------------  -------------  ------------  -------------  ------------

NET GAIN (LOSS) ON INVESTMENTS................  (50,314,888)   (38,936,243)  (31,914,155)   (21,398,464)  (24,100,829)
                                               ------------  -------------  ------------  -------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $(59,575,224) $ (50,966,659) $(40,857,061) $ (31,851,165) $(29,462,522)
                                               ============  =============  ============  =============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------

     AST                        COLUMBIA                                         COLUMBIA VARIABLE   COLUMBIA   PRUDENTIAL SP
WESTERN ASSET                   VARIABLE      COLUMBIA FEDERAL COLUMBIA VARIABLE PORTFOLIO - SMALL  LARGE CAP   INTERNATIONAL
  CORE PLUS     DAVIS VALUE PORTFOLIO - ASSET SECURITIES FUND, PORTFOLIO - MONEY  COMPANY GROWTH   GROWTH FUND,    GROWTH
BOND PORTFOLIO   PORTFOLIO   ALLOCATION FUND        VS*           MARKET FUND          FUND            VS*        PORTFOLIO
--------------  ----------- ----------------- ---------------- ----------------- ----------------- ------------ -------------
 $388,750,590   $1,191,039     $5,413,888         $      0        $1,182,161         $387,511       $        0   $ 7,890,474
 ------------   ----------     ----------         --------        ----------         --------       ----------   -----------
 $388,750,590   $1,191,039     $5,413,888         $      0        $1,182,161         $387,511       $        0   $ 7,890,474
 ============   ==========     ==========         ========        ==========         ========       ==========   ===========

 $388,750,590   $1,191,039     $5,413,888         $      0        $1,182,161         $387,511       $        0   $ 7,890,474
 ------------   ----------     ----------         --------        ----------         --------       ----------   -----------
 $388,750,590   $1,191,039     $5,413,888         $      0        $1,182,161         $387,511       $        0   $ 7,890,474
 ============   ==========     ==========         ========        ==========         ========       ==========   ===========

   34,469,621      115,205        349,314                0           109,204           21,224                0       750,098
 ============   ==========     ==========         ========        ==========         ========       ==========   ===========

   36,331,831      113,757        458,416                0         1,182,161           33,464                0     1,809,742
 $      10.70   $    10.47     $    11.81         $   0.00        $     1.00         $  11.58       $     0.00   $      4.36
 $378,243,785   $1,266,683     $6,047,795         $      0        $1,182,161         $361,139       $        0   $ 7,846,540

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------

     AST                        COLUMBIA                                         COLUMBIA VARIABLE   COLUMBIA   PRUDENTIAL SP
WESTERN ASSET                   VARIABLE      COLUMBIA FEDERAL COLUMBIA VARIABLE PORTFOLIO - SMALL  LARGE CAP   INTERNATIONAL
  CORE PLUS     DAVIS VALUE PORTFOLIO - ASSET SECURITIES FUND, PORTFOLIO - MONEY  COMPANY GROWTH   GROWTH FUND,    GROWTH
BOND PORTFOLIO   PORTFOLIO   ALLOCATION FUND        VS*           MARKET FUND          FUND            VS*        PORTFOLIO
--------------  ----------- ----------------- ---------------- ----------------- ----------------- ------------ -------------
 $ 10,678,617   $   10,711     $  149,544         $ 62,049        $        0         $      0       $   21,862   $   127,582
 ------------   ----------     ----------         --------        ----------         --------       ----------   -----------


    7,172,816       20,032         59,577            4,532            12,693            4,795           17,082       153,616
 ------------   ----------     ----------         --------        ----------         --------       ----------   -----------

    3,505,801       (9,321)        89,967           57,517           (12,693)          (4,795)           4,780       (26,034)
 ------------   ----------     ----------         --------        ----------         --------       ----------   -----------

    5,948,414       95,038              0                0                 0                0                0             0
   21,240,637     (101,483)       113,317          (75,985)                0           54,949        1,417,287       601,132

  (13,458,736)     (60,276)      (271,869)          36,406                 0          (66,559)        (925,648)   (2,269,835)
 ------------   ----------     ----------         --------        ----------         --------       ----------   -----------

   13,730,315      (66,721)      (158,552)         (39,579)                0          (11,610)         491,639    (1,668,703)
 ------------   ----------     ----------         --------        ----------         --------       ----------   -----------

 $ 17,236,116   $  (76,042)    $  (68,585)        $ 17,938        $  (12,693)        $(16,405)      $  496,419   $(1,694,737)
 ============   ==========     ==========         ========        ==========         ========       ==========   ===========

*  The subaccount is unavailable for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                            SUBACCOUNTS
                                               --------------------------------------------------------------------
                                                   NVIT
                                                DEVELOPING     THE DOW    FIRST TRUST   GLOBAL DIVIDEND   NASDAQ
                                                 MARKETS       DART 10    TARGET FOCUS     TARGET 15     TARGET 15
                                                   FUND       PORTFOLIO  FOUR PORTFOLIO    PORTFOLIO     PORTFOLIO
                                               ------------  ----------  -------------- --------------- -----------
ASSETS
  Investment in the portfolios, at fair value. $ 75,241,411  $6,771,762   $ 7,011,096     $24,605,908   $ 4,401,243
                                               ------------  ----------   -----------     -----------   -----------
  Net Assets.................................. $ 75,241,411  $6,771,762   $ 7,011,096     $24,605,908   $ 4,401,243
                                               ============  ==========   ===========     ===========   ===========

NET ASSETS, representing:
  Accumulation units.......................... $ 75,241,411  $6,771,762   $ 7,011,096     $24,605,908   $ 4,401,243
                                               ------------  ----------   -----------     -----------   -----------
                                               $ 75,241,411  $6,771,762   $ 7,011,096     $24,605,908   $ 4,401,243
                                               ============  ==========   ===========     ===========   ===========

  Units outstanding...........................    4,090,174     588,903     1,182,518       1,599,922       454,419
                                               ============  ==========   ===========     ===========   ===========

  Portfolio shares held.......................   13,933,595     621,833     1,589,818       1,253,485       468,716
  Portfolio net asset value per share......... $       5.40  $    10.89   $      4.41     $     19.63   $      9.39
  Investment in portfolio shares, at cost..... $ 88,029,834  $6,130,816   $ 7,602,549     $23,680,864   $ 4,662,538

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                            SUBACCOUNTS
                                               --------------------------------------------------------------------
                                                   NVIT
                                                DEVELOPING     THE DOW    FIRST TRUST   GLOBAL DIVIDEND   NASDAQ
                                                 MARKETS       DART 10    TARGET FOCUS     TARGET 15     TARGET 15
                                                   FUND       PORTFOLIO  FOUR PORTFOLIO    PORTFOLIO     PORTFOLIO
                                               ------------  ----------  -------------- --------------- -----------
INVESTMENT INCOME
  Dividend income............................. $    314,846  $        0   $         0     $         0   $         0
                                               ------------  ----------   -----------     -----------   -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    1,856,689      94,147       175,620         525,150        86,809
                                               ------------  ----------   -----------     -----------   -----------

NET INVESTMENT INCOME (LOSS)..................   (1,541,843)    (94,147)     (175,620)       (525,150)      (86,809)
                                               ------------  ----------   -----------     -----------   -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0           0             0               0             0
  Realized gain (loss) on shares redeemed.....   13,793,780   1,027,783     1,080,819         720,445     1,442,256
  Net change in unrealized gain (loss) on
   investments................................  (42,708,596)   (594,236)   (2,527,219)     (3,304,854)   (1,326,797)
                                               ------------  ----------   -----------     -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS................  (28,914,816)    433,547    (1,446,400)     (2,584,409)      115,459
                                               ------------  ----------   -----------     -----------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $(30,456,659) $  339,400   $(1,622,020)    $(3,109,559)  $    28,650
                                               ============  ==========   ===========     ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------

                  TARGET      VALUE LINE
S&P TARGET 24     MANAGED     TARGET 25     THE DOW TARGET    PROFUND VP    PROFUND VP   PROFUND VP   PROFUND VP
  PORTFOLIO    VIP PORTFOLIO  PORTFOLIO   DIVIDEND PORTFOLIO   ASIA 30        BANKS         BEAR     BIOTECHNOLOGY
-------------  ------------- -----------  ------------------ ------------  -----------  -----------  -------------
 $ 9,184,685    $20,023,502  $ 7,137,544     $21,739,396     $ 21,250,077  $ 2,310,369  $18,223,594   $4,770,149
 -----------    -----------  -----------     -----------     ------------  -----------  -----------   ----------
 $ 9,184,685    $20,023,502  $ 7,137,544     $21,739,396     $ 21,250,077  $ 2,310,369  $18,223,594   $4,770,149
 ===========    ===========  ===========     ===========     ============  ===========  ===========   ==========

 $ 9,184,685    $20,023,502  $ 7,137,544     $21,739,396     $ 21,250,077  $ 2,310,369  $18,223,594   $4,770,149
 -----------    -----------  -----------     -----------     ------------  -----------  -----------   ----------
 $ 9,184,685    $20,023,502  $ 7,137,544     $21,739,396     $ 21,250,077  $ 2,310,369  $18,223,594   $4,770,149
 ===========    ===========  ===========     ===========     ============  ===========  ===========   ==========

     817,764      2,087,462    1,095,836       2,453,874        1,208,979      618,255    3,842,819      444,163
 ===========    ===========  ===========     ===========     ============  ===========  ===========   ==========

     894,322      2,136,980    2,540,051       2,200,344          503,676      248,160      981,875      195,739
 $     10.27    $      9.37  $      2.81     $      9.88     $      42.19  $      9.31  $     18.56   $    24.37
 $ 9,122,567    $17,218,097  $ 7,413,277     $19,797,304     $ 26,940,596  $ 2,286,922  $19,227,864   $4,577,247


                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------

                  TARGET      VALUE LINE
S&P TARGET 24   MANAGED VIP   TARGET 25     THE DOW TARGET    PROFUND VP    PROFUND VP   PROFUND VP   PROFUND VP
  PORTFOLIO      PORTFOLIO    PORTFOLIO   DIVIDEND PORTFOLIO   ASIA 30        BANKS         BEAR     BIOTECHNOLOGY
-------------  ------------- -----------  ------------------ ------------  -----------  -----------  -------------

 $         0    $         0  $         0     $         0     $     15,867  $         0  $         0   $        0
 -----------    -----------  -----------     -----------     ------------  -----------  -----------   ----------



     158,992        429,039      149,945         349,965          640,727       76,233      336,330      107,165
 -----------    -----------  -----------     -----------     ------------  -----------  -----------   ----------

    (158,992)      (429,039)    (149,945)       (349,965)        (624,860)     (76,233)    (336,330)    (107,165)
 -----------    -----------  -----------     -----------     ------------  -----------  -----------   ----------

           0              0            0               0        2,670,634            0            0            0
   2,354,410     (1,430,515)  (2,766,737)      3,347,144       (5,995,379)    (760,864)  (2,790,312)    (298,285)

  (1,848,400)       934,927      275,087      (2,365,707)      (7,441,552)    (450,539)     314,431       68,256
 -----------    -----------  -----------     -----------     ------------  -----------  -----------   ----------

     506,010       (495,588)  (2,491,650)        981,437      (10,766,297)  (1,211,403)  (2,475,881)    (230,029)
 -----------    -----------  -----------     -----------     ------------  -----------  -----------   ----------

 $   347,018    $  (924,627) $(2,641,595)    $   631,472     $(11,391,157) $(1,287,636) $(2,812,211)  $ (337,194)
 ===========    ===========  ===========     ===========     ============  ===========  ===========   ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                           SUBACCOUNTS
                                               ------------------------------------------------------------------
                                                PROFUND VP                              PROFUND VP    PROFUND VP
                                                  BASIC       PROFUND VP   PROFUND VP    CONSUMER   CONSUMER GOODS
                                                MATERIALS     ULTRABULL       BULL       SERVICES     PORTFOLIO
                                               ------------  -----------  -----------  -----------  --------------
ASSETS
  Investment in the portfolios, at fair value. $ 17,075,313  $10,989,716  $61,306,438  $ 8,369,405   $16,035,810
                                               ------------  -----------  -----------  -----------   -----------
  Net Assets.................................. $ 17,075,313  $10,989,716  $61,306,438  $ 8,369,405   $16,035,810
                                               ============  ===========  ===========  ===========   ===========

NET ASSETS, representing:
  Accumulation units.......................... $ 17,075,313  $10,989,716  $61,306,438  $ 8,369,405   $16,035,810
                                               ------------  -----------  -----------  -----------   -----------
                                               $ 17,075,313  $10,989,716  $61,306,438  $ 8,369,405   $16,035,810
                                               ============  ===========  ===========  ===========   ===========

  Units outstanding...........................    1,156,867    1,787,163    6,004,400      823,362     1,243,206
                                               ============  ===========  ===========  ===========   ===========

  Portfolio shares held.......................      390,829    1,055,688    2,365,218      247,836       439,097
  Portfolio net asset value per share......... $      43.69  $     10.41  $     25.92  $     33.77   $     36.52
  Investment in portfolio shares, at cost..... $ 20,121,152  $10,626,338  $61,043,766  $ 8,218,334   $15,766,750

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                           SUBACCOUNTS
                                               ------------------------------------------------------------------
                                                PROFUND VP                              PROFUND VP    PROFUND VP
                                                  BASIC       PROFUND VP   PROFUND VP    CONSUMER   CONSUMER GOODS
                                                MATERIALS     ULTRABULL       BULL       SERVICES     PORTFOLIO
                                               ------------  -----------  -----------  -----------  --------------
INVESTMENT INCOME
  Dividend income............................. $     53,499  $         0  $         0  $         0   $   168,907
                                               ------------  -----------  -----------  -----------   -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      582,272      178,058      829,426      150,176       281,051
                                               ------------  -----------  -----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)..................     (528,773)    (178,058)    (829,426)    (150,176)     (112,144)
                                               ------------  -----------  -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0    1,046,572      842,515            0             0
  Realized gain (loss) on shares redeemed.....    6,105,644   (1,980,578)    (904,822)   1,386,494     1,156,118
  Net change in unrealized gain (loss) on
   investments................................  (11,683,851)    (549,671)  (2,142,095)  (1,180,383)   (1,084,724)
                                               ------------  -----------  -----------  -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS................   (5,578,207)  (1,483,677)  (2,204,402)     206,111        71,394
                                               ------------  -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ (6,106,980) $(1,661,735) $(3,033,828) $    55,935   $   (40,750)
                                               ============  ===========  ===========  ===========   ===========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------

 PROFUND VP      PROFUND VP   PROFUND VP  PROFUND VP U.S. PROFUND VP   ACCESS VP HIGH PROFUND VP    PROFUND VP
 OIL & GAS       EUROPE 30    FINANCIALS  GOVERNMENT PLUS HEALTH CARE    YIELD FUND   INDUSTRIALS    INTERNET
------------    -----------  -----------  --------------- -----------  -------------- -----------  -----------
$ 43,737,050    $11,041,822  $10,763,551    $42,389,850   $17,794,035   $41,868,446   $ 9,130,008  $ 4,212,718
------------    -----------  -----------    -----------   -----------   -----------   -----------  -----------
$ 43,737,050    $11,041,822  $10,763,551    $42,389,850   $17,794,035   $41,868,446   $ 9,130,008  $ 4,212,718
============    ===========  ===========    ===========   ===========   ===========   ===========  ===========

$ 43,737,050    $11,041,822  $10,763,551    $42,389,850   $17,794,035   $41,868,446   $ 9,130,008  $ 4,212,718
------------    -----------  -----------    -----------   -----------   -----------   -----------  -----------
$ 43,737,050    $11,041,822  $10,763,551    $42,389,850   $17,794,035   $41,868,446   $ 9,130,008  $ 4,212,718
============    ===========  ===========    ===========   ===========   ===========   ===========  ===========

   2,056,191      1,176,304    1,806,372      2,260,090     1,723,492     2,808,005       751,923      176,485
============    ===========  ===========    ===========   ===========   ===========   ===========  ===========

     921,362        574,796      630,554      1,509,073       560,619     1,590,746       253,119       76,706
$      47.47    $     19.21  $     17.07    $     28.09   $     31.74   $     26.32   $     36.07  $     54.92
$ 47,091,083    $11,588,267  $11,755,678    $40,575,779   $17,723,276   $41,518,034   $ 8,981,058  $ 4,585,833


                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
 PROFUND VP      PROFUND VP   PROFUND VP  PROFUND VP U.S. PROFUND VP   ACCESS VP HIGH PROFUND VP    PROFUND VP
 OIL & GAS       EUROPE 30    FINANCIALS  GOVERNMENT PLUS HEALTH CARE    YIELD FUND   INDUSTRIALS    INTERNET
------------    -----------  -----------  --------------- -----------  -------------- -----------  -----------

$    102,138    $   290,478  $         0    $    45,494   $    59,584   $   173,951   $    61,576  $         0
------------    -----------  -----------    -----------   -----------   -----------   -----------  -----------


   1,028,461        402,424      256,062        521,643       391,399       340,623       285,010      123,728
------------    -----------  -----------    -----------   -----------   -----------   -----------  -----------

    (926,323)      (111,946)    (256,062)      (476,149)     (331,815)     (166,672)     (223,434)    (123,728)
------------    -----------  -----------    -----------   -----------   -----------   -----------  -----------

           0              0            0              0             0       519,162             0      273,931
  10,615,101     (1,482,897)    (379,315)    10,104,394       291,937      (424,332)     (139,690)   1,712,642

 (10,699,144)    (2,104,867)  (2,242,990)     4,328,862      (520,841)       47,295    (1,181,478)  (2,226,476)
------------    -----------  -----------    -----------   -----------   -----------   -----------  -----------

     (84,043)    (3,587,764)  (2,622,305)    14,433,256      (228,904)      142,125    (1,321,168)    (239,903)
------------    -----------  -----------    -----------   -----------   -----------   -----------  -----------

$ (1,010,366)   $(3,699,710) $(2,878,367)   $13,957,107   $  (560,719)  $   (24,547)  $(1,544,602) $  (363,631)
============    ===========  ===========    ===========   ===========   ===========   ===========  ===========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                                             PROFUND VP   PROFUND VP
                                                PROFUND VP    PROFUND VP      MID-CAP      MID-CAP      PROFUND VP
                                                  JAPAN     PRECIOUS METALS    GROWTH       VALUE     PHARMACEUTICALS
                                               -----------  --------------- -----------  -----------  ---------------
ASSETS
  Investment in the portfolios, at fair value. $ 4,799,884   $ 75,280,954   $31,799,895  $25,103,638    $12,351,106
                                               -----------   ------------   -----------  -----------    -----------
  Net Assets.................................. $ 4,799,884   $ 75,280,954   $31,799,895  $25,103,638    $12,351,106
                                               ===========   ============   ===========  ===========    ===========

NET ASSETS, representing:
  Accumulation units.......................... $ 4,799,884   $ 75,280,954   $31,799,895  $25,103,638    $12,351,106
                                               -----------   ------------   -----------  -----------    -----------
                                               $ 4,799,884   $ 75,280,954   $31,799,895  $25,103,638    $12,351,106
                                               ===========   ============   ===========  ===========    ===========

  Units outstanding...........................     752,891      4,194,250     2,359,912    1,920,279      1,403,588
                                               ===========   ============   ===========  ===========    ===========

  Portfolio shares held.......................     462,862      1,695,135       957,252    1,006,158        493,058
  Portfolio net asset value per share......... $     10.37   $      44.41   $     33.22  $     24.95    $     25.05
  Investment in portfolio shares, at cost..... $ 5,033,762   $ 83,479,840   $31,927,924  $24,785,937    $11,615,986

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                                             PROFUND VP   PROFUND VP
                                                PROFUND VP    PROFUND VP      MID-CAP      MID-CAP      PROFUND VP
                                                  JAPAN     PRECIOUS METALS    GROWTH       VALUE     PHARMACEUTICALS
                                               -----------  --------------- -----------  -----------  ---------------
INVESTMENT INCOME
  Dividend income............................. $         0   $          0   $         0  $    40,466    $   115,039
                                               -----------   ------------   -----------  -----------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     119,894      1,697,182       852,051      379,418        136,261
                                               -----------   ------------   -----------  -----------    -----------

NET INVESTMENT INCOME (LOSS)..................    (119,894)    (1,697,182)     (852,051)    (338,952)       (21,222)
                                               -----------   ------------   -----------  -----------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........           0      1,875,748             0            0              0
  Realized gain (loss) on shares redeemed.....  (1,451,451)     6,412,557    (1,026,731)    (976,628)       (70,357)
  Net change in unrealized gain (loss) on
   investments................................    (694,057)   (33,215,189)   (3,396,526)    (683,149)       706,994
                                               -----------   ------------   -----------  -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS................  (2,145,508)   (24,926,884)   (4,423,257)  (1,659,777)       636,637
                                               -----------   ------------   -----------  -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $(2,265,402)  $(26,624,066)  $(5,275,308) $(1,998,729)   $   615,415
                                               ===========   ============   ===========  ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                PROFUND VP                               PROFUND VP  PROFUND VP   PROFUND VP  PROFUND VP
PROFUND VP     RISING RATES   PROFUND VP   PROFUND VP    SMALL-CAP     SHORT        SHORT       SHORT
REAL ESTATE    OPPORTUNITY    NASDAQ-100  SEMICONDUCTOR    GROWTH     MID-CAP     NASDAQ-100  SMALL-CAP
-----------    ------------  -----------  ------------- -----------  ----------  -----------  ----------
$12,605,153    $ 12,550,548  $25,609,587   $1,531,016   $35,338,379  $2,613,940  $ 8,012,860  $4,130,567
-----------    ------------  -----------   ----------   -----------  ----------  -----------  ----------
$12,605,153    $ 12,550,548  $25,609,587   $1,531,016   $35,338,379  $2,613,940  $ 8,012,860  $4,130,567
===========    ============  ===========   ==========   ===========  ==========  ===========  ==========

$12,605,153    $ 12,550,548  $25,609,587   $1,531,016   $35,338,379  $2,613,940  $ 8,012,860  $4,130,567
-----------    ------------  -----------   ----------   -----------  ----------  -----------  ----------
$12,605,153    $ 12,550,548  $25,609,587   $1,531,016   $35,338,379  $2,613,940  $ 8,012,860  $4,130,567
===========    ============  ===========   ==========   ===========  ==========  ===========  ==========

    759,299       4,828,569    2,757,794      246,303     2,476,373     601,461    2,782,815     986,348
===========    ============  ===========   ==========   ===========  ==========  ===========  ==========

    278,752       1,673,406    1,311,295       79,782     1,218,565     190,520      947,147     536,437
$     45.22    $       7.50  $     19.53   $    19.19   $     29.00  $    13.72  $      8.46  $     7.70
$12,712,988    $ 13,318,042  $26,542,134   $1,585,490   $34,439,077  $2,731,200  $ 7,974,268  $4,177,789


                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                PROFUND VP                               PROFUND VP  PROFUND VP   PROFUND VP  PROFUND VP
PROFUND VP     RISING RATES   PROFUND VP   PROFUND VP    SMALL-CAP     SHORT        SHORT       SHORT
REAL ESTATE    OPPORTUNITY    NASDAQ-100  SEMICONDUCTOR    GROWTH     MID-CAP     NASDAQ-100  SMALL-CAP
-----------    ------------  -----------  ------------- -----------  ----------  -----------  ----------
$         0    $          0  $         0   $    2,373   $         0  $        0  $         0  $        0
-----------    ------------  -----------   ----------   -----------  ----------  -----------  ----------



    286,872         427,339      486,739       42,482       616,956      30,910      114,153      68,797
-----------    ------------  -----------   ----------   -----------  ----------  -----------  ----------

   (286,872)       (427,339)    (486,739)     (40,109)     (616,956)    (30,910)    (114,153)    (68,797)
-----------    ------------  -----------   ----------   -----------  ----------  -----------  ----------

          0               0            0            0        79,703           0            0           0
    641,712      (8,077,689)     558,065     (121,148)    1,277,013    (516,161)  (1,459,462)    175,421

   (718,950)     (2,679,227)  (2,469,788)    (197,997)   (3,863,965)     85,071      338,385       1,165
-----------    ------------  -----------   ----------   -----------  ----------  -----------  ----------

    (77,238)    (10,756,916)  (1,911,723)    (319,145)   (2,507,249)   (431,090)  (1,121,077)    176,586
-----------    ------------  -----------   ----------   -----------  ----------  -----------  ----------

$  (364,110)   $(11,184,255) $(2,398,462)  $ (359,254)  $(3,124,205) $ (462,000) $(1,235,230) $  107,789
===========    ============  ===========   ==========   ===========  ==========  ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                              SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                PROFUND VP
                                                SMALL-CAP    PROFUND VP      PROFUND VP      PROFUND VP    PROFUND VP
                                                  VALUE      TECHNOLOGY  TELECOMMUNICATIONS ULTRAMID-CAP ULTRANASDAQ-100
                                               -----------  -----------  ------------------ ------------ ---------------
ASSETS
  Investment in the portfolios, at fair value. $18,880,537  $10,484,394      $7,236,917     $14,754,053    $26,978,442
                                               -----------  -----------      ----------     -----------    -----------
  Net Assets.................................. $18,880,537  $10,484,394      $7,236,917     $14,754,053    $26,978,442
                                               ===========  ===========      ==========     ===========    ===========

NET ASSETS, representing:
  Accumulation units.......................... $18,880,537  $10,484,394      $7,236,917     $14,754,053    $26,978,442
                                               -----------  -----------      ----------     -----------    -----------
                                               $18,880,537  $10,484,394      $7,236,917     $14,754,053    $26,978,442
                                               ===========  ===========      ==========     ===========    ===========

  Units outstanding...........................   1,619,009    1,409,041         897,431       1,281,711     13,474,319
                                               ===========  ===========      ==========     ===========    ===========

  Portfolio shares held.......................     721,457      631,971         968,797         622,009      1,254,228
  Portfolio net asset value per share......... $     26.17  $     16.59      $     7.47     $     23.72    $     21.51
  Investment in portfolio shares, at cost..... $18,385,422  $10,722,812      $7,129,223     $14,512,136    $26,610,831

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                              SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                PROFUND VP
                                                SMALL-CAP    PROFUND VP      PROFUND VP      PROFUND VP    PROFUND VP
                                                  VALUE      TECHNOLOGY  TELECOMMUNICATIONS ULTRAMID-CAP ULTRANASDAQ-100
                                               -----------  -----------  ------------------ ------------ ---------------
INVESTMENT INCOME
  Dividend income............................. $         0  $         0      $  341,414     $         0    $         0
                                               -----------  -----------      ----------     -----------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     288,549      156,625         185,099         411,761        471,031
                                               -----------  -----------      ----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)..................    (288,549)    (156,625)        156,315        (411,761)      (471,031)
                                               -----------  -----------      ----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........           0            0               0               0              0
  Realized gain (loss) on shares redeemed.....     894,662      487,215          37,793         492,753      2,094,464
  Net change in unrealized gain (loss) on
   investments................................  (1,719,831)  (1,217,948)       (740,030)     (3,310,892)    (3,709,191)
                                               -----------  -----------      ----------     -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS................    (825,169)    (730,733)       (702,237)     (2,818,139)    (1,614,727)
                                               -----------  -----------      ----------     -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $(1,113,718) $  (887,358)     $ (545,922)    $(3,229,900)   $(2,085,758)
                                               ===========  ===========      ==========     ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                            PROFUND VP   PROFUND VP                             RYDEX VT
  PROFUND VP   PROFUND VP   LARGE-CAP    LARGE-CAP    RYDEX VT    RYDEX VT   INVERSE S&P 500  INVESCO V.I.
ULTRASMALL-CAP UTILITIES      GROWTH       VALUE        NOVA     NASDAQ-100     STRATEGY     DYNAMICS FUND*
-------------- ----------- -----------  -----------  ----------  ----------  --------------- --------------
 $ 8,670,614   $36,723,650 $27,419,108  $19,187,051  $1,381,095  $8,764,301     $121,184      $         0
 -----------   ----------- -----------  -----------  ----------  ----------     --------      -----------
 $ 8,670,614   $36,723,650 $27,419,108  $19,187,051  $1,381,095  $8,764,301     $121,184      $         0
 ===========   =========== ===========  ===========  ==========  ==========     ========      ===========

 $ 8,670,614   $36,723,650 $27,419,108  $19,187,051  $1,381,095  $8,764,301     $121,184      $         0
 -----------   ----------- -----------  -----------  ----------  ----------     --------      -----------
 $ 8,670,614   $36,723,650 $27,419,108  $19,187,051  $1,381,095  $8,764,301     $121,184      $         0
 ===========   =========== ===========  ===========  ==========  ==========     ========      ===========

   1,128,432     2,536,752   2,571,238    2,107,013     261,964   1,157,628       19,680                0
 ===========   =========== ===========  ===========  ==========  ==========     ========      ===========

     841,807     1,131,002     792,460      805,502      19,092     453,639        3,789                0
 $     10.30   $     32.47 $     34.60  $     23.82  $    72.34  $    19.32     $  31.98      $      0.00
 $ 8,459,974   $33,996,631 $26,752,716  $18,158,101  $1,273,514  $9,639,808     $167,959      $         0


                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                            PROFUND VP   PROFUND VP                             RYDEX VT
  PROFUND VP   PROFUND VP   LARGE-CAP    LARGE-CAP    RYDEX VT    RYDEX VT   INVERSE S&P 500  INVESCO V.I.
ULTRASMALL-CAP UTILITIES      GROWTH       VALUE        NOVA     NASDAQ-100     STRATEGY     DYNAMICS FUND*
-------------- ----------- -----------  -----------  ----------  ----------  --------------- --------------

 $         0   $   699,473 $         0  $   192,782  $      692  $        0     $      0      $         0
 -----------   ----------- -----------  -----------  ----------  ----------     --------      -----------


     192,429       493,285     471,625      382,486      21,341     135,154        1,854          147,195
 -----------   ----------- -----------  -----------  ----------  ----------     --------      -----------

    (192,429)      206,188    (471,625)    (189,704)    (20,649)   (135,154)      (1,854)        (147,195)
 -----------   ----------- -----------  -----------  ----------  ----------     --------      -----------

   3,392,923             0           0            0           0           0            0                0
  (3,786,147)    2,175,634   1,426,884      (58,468)    121,530    (354,282)     (11,242)       8,442,589

  (1,512,701)    1,400,989  (2,077,992)  (1,066,034)   (128,165)    606,520       (1,618)      (5,273,819)
 -----------   ----------- -----------  -----------  ----------  ----------     --------      -----------

  (1,905,925)    3,576,623    (651,108)  (1,124,502)     (6,635)    252,238      (12,860)       3,168,770
 -----------   ----------- -----------  -----------  ----------  ----------     --------      -----------

 $(2,098,354)  $ 3,782,811 $(1,122,733) $(1,314,206) $  (27,284) $  117,084     $(14,714)     $ 3,021,575
 ===========   =========== ===========  ===========  ==========  ==========     ========      ===========

*  The subaccount is unavailable for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                  SUBACCOUNTS
                                               --------------------------------------------------------------------------------
                                                                                                                  WELLS FARGO
                                                                                                  WELLS FARGO      ADVANTAGE
                                                  INVESCO V.I.    INVESCO V.I.                   ADVANTAGE VT   VT INTERNATIONAL
                                               FINANCIAL SERVICES GLOBAL HEALTH  INVESCO V.I.     INDEX ASSET   EQUITY PORTFOLIO
                                                     FUND*          CARE FUND   TECHNOLOGY FUND ALLOCATION FUND  SHARE CLASS 2
                                               ------------------ ------------- --------------- --------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.     $        0      $29,770,819    $23,148,347     $26,487,172      $ 679,199
                                                   ----------      -----------    -----------     -----------      ---------
  Net Assets..................................     $        0      $29,770,819    $23,148,347     $26,487,172      $ 679,199
                                                   ==========      ===========    ===========     ===========      =========

NET ASSETS, representing:
  Accumulation units..........................     $        0      $29,770,819    $23,148,347     $26,487,172      $ 679,199
                                                   ----------      -----------    -----------     -----------      ---------
                                                   $        0      $29,770,819    $23,148,347     $26,487,172      $ 679,199
                                                   ==========      ===========    ===========     ===========      =========

  Units outstanding...........................              0        2,168,644      3,794,341       1,035,833         99,808
                                                   ==========      ===========    ===========     ===========      =========

  Portfolio shares held.......................              0        1,713,922      1,526,936       2,190,833        142,092
  Portfolio net asset value per share.........     $     0.00      $     17.37    $     15.16     $     12.09      $    4.78
  Investment in portfolio shares, at cost.....     $        0      $27,063,757    $19,302,502     $27,436,119      $ 855,029

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                  SUBACCOUNTS
                                               --------------------------------------------------------------------------------
                                                                                                                  WELLS FARGO
                                                                                                  WELLS FARGO      ADVANTAGE
                                                  INVESCO V.I.    INVESCO V.I.                   ADVANTAGE VT   VT INTERNATIONAL
                                               FINANCIAL SERVICES GLOBAL HEALTH  INVESCO V.I.     INDEX ASSET   EQUITY PORTFOLIO
                                                     FUND*          CARE FUND   TECHNOLOGY FUND ALLOCATION FUND  SHARE CLASS 2
                                               ------------------ ------------- --------------- --------------- ----------------
INVESTMENT INCOME
  Dividend income.............................     $   32,461      $         0    $    49,285     $   847,881      $     839
                                                   ----------      -----------    -----------     -----------      ---------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................         99,090          550,095        446,624         395,805         11,360
                                                   ----------      -----------    -----------     -----------      ---------

NET INVESTMENT INCOME (LOSS)..................        (66,629)        (550,095)      (397,339)        452,076        (10,521)
                                                   ----------      -----------    -----------     -----------      ---------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              0                0              0               0         35,421
  Realized gain (loss) on shares redeemed.....      1,681,444        3,658,253      1,402,579        (152,052)       (99,449)
  Net change in unrealized gain (loss) on
   investments................................       (638,006)      (2,593,125)    (2,740,428)      1,076,027        (40,063)
                                                   ----------      -----------    -----------     -----------      ---------

NET GAIN (LOSS) ON INVESTMENTS................      1,043,438        1,065,128     (1,337,849)        923,975       (104,091)
                                                   ----------      -----------    -----------     -----------      ---------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................     $  976,809      $   515,033    $(1,735,188)    $ 1,376,051      $(114,612)
                                                   ==========      ===========    ===========     ===========      =========

*  The subaccount is unavailable for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
  WELLS FARGO
   ADVANTAGE     WELLS FARGO                 AST FIRST TRUST                      COLUMBIA          AST
  VT SMALL CAP    ADVANTAGE  AST FIRST TRUST     CAPITAL       AST ADVANCED       VARIABLE       INVESTMENT
GROWTH PORTFOLIO  VT TOTAL   BALANCED TARGET   APPRECIATION     STRATEGIES    PORTFOLIO - HIGH   GRADE BOND       AST BOND
 SHARE CLASS 2   RETURN BOND    PORTFOLIO    TARGET PORTFOLIO   PORTFOLIO       INCOME FUND      PORTFOLIO     PORTFOLIO 2015
---------------- ----------- --------------- ---------------- --------------  ---------------- --------------  --------------
   $1,708,447    $5,324,498  $1,294,669,553   $1,644,212,966  $1,522,265,097      $192,910     $4,798,061,153   $115,390,892
   ----------    ----------  --------------   --------------  --------------      --------     --------------   ------------
   $1,708,447    $5,324,498  $1,294,669,553   $1,644,212,966  $1,522,265,097      $192,910     $4,798,061,153   $115,390,892
   ==========    ==========  ==============   ==============  ==============      ========     ==============   ============

   $1,708,447    $5,324,498  $1,294,669,553   $1,644,212,966  $1,522,265,097      $192,910     $4,798,061,153   $115,390,892
   ----------    ----------  --------------   --------------  --------------      --------     --------------   ------------
   $1,708,447    $5,324,498  $1,294,669,553   $1,644,212,966  $1,522,265,097      $192,910     $4,798,061,153   $115,390,892
   ==========    ==========  ==============   ==============  ==============      ========     ==============   ============

      129,862       295,070     134,049,515      183,236,026     141,349,926        14,362        340,420,849      9,373,362
   ==========    ==========  ==============   ==============  ==============      ========     ==============   ============

      222,454       505,171     136,857,247      178,718,801     140,430,359        19,388        783,996,920     11,945,227
   $     7.68    $    10.54  $         9.46   $         9.20  $        10.84      $   9.95     $         6.12   $       9.66
   $1,474,515    $5,042,933  $1,233,303,994   $1,634,033,740  $1,412,298,235      $186,243     $4,705,565,002   $125,401,883


                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
  WELLS FARGO
   ADVANTAGE     WELLS FARGO                 AST FIRST TRUST                      COLUMBIA          AST
  VT SMALL CAP    ADVANTAGE  AST FIRST TRUST     CAPITAL       AST ADVANCED       VARIABLE       INVESTMENT
GROWTH PORTFOLIO  VT TOTAL   BALANCED TARGET   APPRECIATION     STRATEGIES    PORTFOLIO - HIGH   GRADE BOND       AST BOND
 SHARE CLASS 2   RETURN BOND    PORTFOLIO    TARGET PORTFOLIO   PORTFOLIO       INCOME FUND      PORTFOLIO     PORTFOLIO 2015
---------------- ----------- --------------- ---------------- --------------  ---------------- --------------  --------------
   $        0    $  152,096  $   26,965,226   $   25,788,620  $   17,907,527      $ 14,975     $   32,743,208   $  1,781,493
   ----------    ----------  --------------   --------------  --------------      --------     --------------   ------------

       27,774        80,140      28,871,766       42,066,295      33,464,097         2,169         32,015,184      2,315,032
   ----------    ----------  --------------   --------------  --------------      --------     --------------   ------------

      (27,774)       71,956      (1,906,540)     (16,277,675)    (15,556,570)       12,806            728,024       (533,539)
   ----------    ----------  --------------   --------------  --------------      --------     --------------   ------------

            0       224,894               0                0               0             0        146,683,460     23,301,828
     (127,516)       64,961     135,287,913      153,093,263     153,895,697        (7,063)      (137,443,532)    (1,845,717)
       38,802         9,552    (219,845,707)    (405,354,217)   (203,458,202)        6,368         99,694,044    (16,634,927)
   ----------    ----------  --------------   --------------  --------------      --------     --------------   ------------

      (88,714)      299,407     (84,557,794)    (252,260,954)    (49,562,505)         (695)       108,933,972      4,821,184
   ----------    ----------  --------------   --------------  --------------      --------     --------------   ------------

   $ (116,488)   $  371,363  $  (86,464,334)  $ (268,538,629) $  (65,119,075)     $ 12,111     $  109,661,996   $  4,287,645
   ==========    ==========  ==============   ==============  ==============      ========     ==============   ============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------

                                                                                              AST PARAMETRIC    FRANKLIN
                                                                                                 EMERGING     TEMPLETON VIP
                                                  AST BOND       AST BOND    AST GLOBAL REAL  MARKETS EQUITY FOUNDING FUNDS
                                               PORTFOLIO 2018 PORTFOLIO 2019 ESTATE PORTFOLIO   PORTFOLIO    ALLOCATION FUND
                                               -------------- -------------- ---------------- -------------- ---------------
ASSETS
  Investment in the portfolios, at fair value.  $486,106,178   $45,275,035     $23,006,552     $102,016,808   $923,810,909
                                                ------------   -----------     -----------     ------------   ------------
  Net Assets..................................  $486,106,178   $45,275,035     $23,006,552     $102,016,808   $923,810,909
                                                ============   ===========     ===========     ============   ============

NET ASSETS, representing:
  Accumulation units..........................  $486,106,178   $45,275,035     $23,006,552     $102,016,808   $923,810,909
                                                ------------   -----------     -----------     ------------   ------------
                                                $486,106,178   $45,275,035     $23,006,552     $102,016,808   $923,810,909
                                                ============   ===========     ===========     ============   ============

  Units outstanding...........................    36,606,980     3,345,350       2,477,296       11,536,546    101,260,654
                                                ============   ===========     ===========     ============   ============

  Portfolio shares held.......................    41,021,618     4,086,194       3,039,175       12,995,772    121,714,217
  Portfolio net asset value per share.........  $      11.85   $     11.08     $      7.57     $       7.85   $       7.59
  Investment in portfolio shares, at cost.....  $468,058,496   $45,304,460     $24,128,831     $116,169,346   $904,716,189

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------

                                                                                              AST PARAMETRIC    FRANKLIN
                                                                                                 EMERGING     TEMPLETON VIP
                                                  AST BOND       AST BOND    AST GLOBAL REAL  MARKETS EQUITY FOUNDING FUNDS
                                               PORTFOLIO 2018 PORTFOLIO 2019 ESTATE PORTFOLIO   PORTFOLIO    ALLOCATION FUND
                                               -------------- -------------- ---------------- -------------- ---------------
INVESTMENT INCOME
  Dividend income.............................  $  1,110,162   $   524,892     $   840,475     $  1,582,179   $    208,987
                                                ------------   -----------     -----------     ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     6,080,589     1,171,250         597,016        2,930,476     20,787,292
                                                ------------   -----------     -----------     ------------   ------------

NET INVESTMENT INCOME (LOSS)..................    (4,970,427)     (646,358)        243,459       (1,348,297)   (20,578,305)
                                                ------------   -----------     -----------     ------------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........    25,314,436    10,926,789               0                0              0
  Realized gain (loss) on shares redeemed.....    (1,901,927)   (2,994,493)        806,854        2,714,854     13,257,175
  Net change in unrealized gain (loss) on
   investments................................    14,179,295      (497,901)     (5,427,425)     (44,636,610)   (85,378,105)
                                                ------------   -----------     -----------     ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................    37,591,804     7,434,395      (4,620,571)     (41,921,756)   (72,120,930)
                                                ------------   -----------     -----------     ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 32,621,377   $ 6,788,037     $(4,377,112)    $(43,270,053)  $(92,699,235)
                                                ============   ===========     ===========     ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                WELLS FARGO     WELLS FARGO
                                                                                               ADVANTAGE VT    ADVANTAGE VT
                                AST JENNISON     AST JENNISON                                   CORE EQUITY   INTRINSIC VALUE
   AST BOND        AST BOND    LARGE-CAP VALUE LARGE-CAP GROWTH    AST BOND       AST BOND    PORTFOLIO SHARE PORTFOLIO SHARE
PORTFOLIO 2016  PORTFOLIO 2020    PORTFOLIO       PORTFOLIO     PORTFOLIO 2017 PORTFOLIO 2021    CLASS 2*         CLASS 2
--------------  -------------- --------------- ---------------- -------------- -------------- --------------- ---------------
 $104,934,045    $20,386,443     $13,910,226     $14,435,075     $313,345,033   $386,213,951    $         0     $14,246,415
 ------------    -----------     -----------     -----------     ------------   ------------    -----------     -----------
 $104,934,045    $20,386,443     $13,910,226     $14,435,075     $313,345,033   $386,213,951    $         0     $14,246,415
 ============    ===========     ===========     ===========     ============   ============    ===========     ===========

 $104,934,045    $20,386,443     $13,910,226     $14,435,075     $313,345,033   $386,213,951    $         0     $14,246,415
 ------------    -----------     -----------     -----------     ------------   ------------    -----------     -----------
 $104,934,045    $20,386,443     $13,910,226     $14,435,075     $313,345,033   $386,213,951    $         0     $14,246,415
 ============    ===========     ===========     ===========     ============   ============    ===========     ===========

    9,659,948      1,825,419       1,305,558       1,294,441       26,813,400     29,916,565              0       1,327,336
 ============    ===========     ===========     ===========     ============   ============    ===========     ===========

   12,374,298      1,986,983       1,243,094       1,185,146       26,989,236     28,672,157              0       1,147,054
 $       8.48    $     10.26     $     11.19     $     12.18     $      11.61   $      13.47    $      0.00     $     12.42
 $103,562,884    $18,991,063     $15,128,556     $14,148,771     $306,454,079   $358,439,034    $         0     $13,494,700

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                WELLS FARGO     WELLS FARGO
                                                                                               ADVANTAGE VT    ADVANTAGE VT
                                AST JENNISON     AST JENNISON                                   CORE EQUITY   INTRINSIC VALUE
   AST BOND        AST BOND    LARGE-CAP VALUE LARGE-CAP GROWTH    AST BOND       AST BOND    PORTFOLIO SHARE PORTFOLIO SHARE
PORTFOLIO 2016  PORTFOLIO 2020    PORTFOLIO       PORTFOLIO     PORTFOLIO 2017 PORTFOLIO 2021    CLASS 2*         CLASS 2
--------------  -------------- --------------- ---------------- -------------- -------------- --------------- ---------------

 $    837,295    $   568,690     $    67,527     $         0     $    773,920   $    311,739    $    55,539     $    94,663
 ------------    -----------     -----------     -----------     ------------   ------------    -----------     -----------

    1,337,060      1,065,595         328,265         250,037        4,354,176      6,159,274         73,651         278,584
 ------------    -----------     -----------     -----------     ------------   ------------    -----------     -----------

     (499,765)      (496,905)       (260,738)       (250,037)      (3,580,256)    (5,847,535)       (18,112)       (183,921)
 ------------    -----------     -----------     -----------     ------------   ------------    -----------     -----------

    7,739,883      7,085,726          75,552               0        5,526,234              0      1,852,472               0
   (6,222,627)    (3,403,398)       (228,467)       (557,811)       1,722,711     28,417,819     (1,123,415)      1,427,511
    1,791,008      3,813,590      (2,618,649)       (701,515)      10,398,528     30,591,554     (1,567,890)     (1,908,275)
 ------------    -----------     -----------     -----------     ------------   ------------    -----------     -----------

    3,308,264      7,495,918      (2,771,564)     (1,259,326)      17,647,473     59,009,373       (838,833)       (480,764)
 ------------    -----------     -----------     -----------     ------------   ------------    -----------     -----------

 $  2,808,499    $ 6,999,013     $(3,032,302)    $(1,509,363)    $ 14,067,217   $ 53,161,838    $  (856,945)    $  (664,685)
 ============    ===========     ===========     ===========     ============   ============    ===========     ===========

*  The subaccount is unavailable for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                 WELLS FARGO     WELLS FARGO     WELLS FARGO     WELLS FARGO      WELLS FARGO
                                                ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT     ADVANTAGE VT    ADVANTAGE VT
                                                OMEGA GROWTH      SMALL CAP     OMEGA GROWTH   SMALL CAP GROWTH   CORE EQUITY
                                               PORTFOLIO SHARE VALUE PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE  PORTFOLIO SHARE
                                                   CLASS 2      SHARE CLASS 1      CLASS 1         CLASS 1         CLASS 1*
                                               --------------- --------------- --------------- ---------------- ---------------
ASSETS
  Investment in the portfolios, at fair value.   $2,756,689      $1,407,869      $22,322,891     $15,304,590      $        0
                                                 ----------      ----------      -----------     -----------      ----------
  Net Assets..................................   $2,756,689      $1,407,869      $22,322,891     $15,304,590      $        0
                                                 ==========      ==========      ===========     ===========      ==========

NET ASSETS, representing:
  Accumulation units..........................   $2,756,689      $1,407,869      $22,322,891     $15,304,590      $        0
                                                 ----------      ----------      -----------     -----------      ----------
                                                 $2,756,689      $1,407,869      $22,322,891     $15,304,590      $        0
                                                 ==========      ==========      ===========     ===========      ==========

  Units outstanding...........................      242,219         129,999        1,760,535       1,325,957               0
                                                 ==========      ==========      ===========     ===========      ==========

  Portfolio shares held.......................      122,629         169,012          979,934       1,985,031               0
  Portfolio net asset value per share.........   $    22.48      $     8.33      $     22.78     $      7.71      $     0.00
  Investment in portfolio shares, at cost.....   $2,339,861      $1,258,571      $21,673,305     $13,173,429      $        0

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                 WELLS FARGO     WELLS FARGO     WELLS FARGO     WELLS FARGO      WELLS FARGO
                                                ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT     ADVANTAGE VT    ADVANTAGE VT
                                                OMEGA GROWTH      SMALL CAP     OMEGA GROWTH   SMALL CAP GROWTH   CORE EQUITY
                                               PORTFOLIO SHARE VALUE PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE  PORTFOLIO SHARE
                                                   CLASS 2      SHARE CLASS 1      CLASS 1         CLASS 1         CLASS 1*
                                               --------------- --------------- --------------- ---------------- ---------------
INVESTMENT INCOME
  Dividend income.............................   $        0      $   14,796      $         0     $         0      $   52,024
                                                 ----------      ----------      -----------     -----------      ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       45,721          23,449          421,071         311,080          44,299
                                                 ----------      ----------      -----------     -----------      ----------

NET INVESTMENT INCOME (LOSS)..................      (45,721)         (8,653)        (421,071)       (311,080)          7,725
                                                 ----------      ----------      -----------     -----------      ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........       27,593               0          246,098               0       1,118,730
  Realized gain (loss) on shares redeemed.....      151,754          56,056        1,925,273       1,819,750        (772,372)
  Net change in unrealized gain (loss) on
   investments................................     (333,286)       (196,194)      (4,286,984)     (3,056,076)       (892,095)
                                                 ----------      ----------      -----------     -----------      ----------

NET GAIN (LOSS) ON INVESTMENTS................     (153,939)       (140,138)      (2,115,613)     (1,236,326)       (545,737)
                                                 ----------      ----------      -----------     -----------      ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ (199,660)     $ (148,791)     $(2,536,684)    $(1,547,406)     $ (538,012)
                                                 ==========      ==========      ===========     ===========      ==========

*  The subaccount is unavailable for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
  WELLS FARGO                                    AST
  ADVANTAGE VT                      AST       BLACKROCK   INVESCO V.I.                   COLUMBIA       COLUMBIA
 INTERNATIONAL                  QUANTITATIVE    GLOBAL      CAPITAL    INVESCO V.I. VARIABLE PORTFOLIO  VARIABLE
EQUITY PORTFOLIO    AST BOND      MODELING    STRATEGIES  DEVELOPMENT    DIVIDEND   SHORT DURATION US  PORTFOLIO -
 SHARE CLASS 1   PORTFOLIO 2022  PORTFOLIO    PORTFOLIO       FUND     GROWTH FUND   GOVERNMENT FUND   GROWTH FUND
---------------- -------------- ------------ -----------  ------------ ------------ ------------------ -----------
  $22,584,958     $232,180,531   $3,578,774  $55,681,855  $13,959,239  $12,384,874      $1,235,954     $4,160,042
  -----------     ------------   ----------  -----------  -----------  -----------      ----------     ----------
  $22,584,958     $232,180,531   $3,578,774  $55,681,855  $13,959,239  $12,384,874      $1,235,954     $4,160,042
  ===========     ============   ==========  ===========  ===========  ===========      ==========     ==========

  $22,584,958     $232,180,531   $3,578,774  $55,681,855  $13,959,239  $12,384,874      $1,235,954     $4,160,042
  -----------     ------------   ----------  -----------  -----------  -----------      ----------     ----------
  $22,584,958     $232,180,531   $3,578,774  $55,681,855  $13,959,239  $12,384,874      $1,235,954     $4,160,042
  ===========     ============   ==========  ===========  ===========  ===========      ==========     ==========

    1,695,608       19,366,598      402,004    6,080,836    1,706,894    1,357,025         123,246        475,230
  ===========     ============   ==========  ===========  ===========  ===========      ==========     ==========

    4,734,792       18,968,998      397,642    6,006,673    1,121,224      882,114         118,500        629,356
  $      4.77     $      12.24   $     9.00  $      9.27  $     12.45  $     14.04      $    10.43     $     6.61
  $23,269,602     $225,383,623   $3,690,964  $56,254,621  $16,697,070  $13,160,724      $1,224,118     $4,737,750


                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
  WELLS FARGO                                    AST
  ADVANTAGE VT                      AST       BLACKROCK   INVESCO V.I.                   COLUMBIA       COLUMBIA
 INTERNATIONAL                  QUANTITATIVE    GLOBAL      CAPITAL    INVESCO V.I. VARIABLE PORTFOLIO  VARIABLE
EQUITY PORTFOLIO    AST BOND      MODELING    STRATEGIES  DEVELOPMENT    DIVIDEND   SHORT DURATION US  PORTFOLIO -
 SHARE CLASS 1   PORTFOLIO 2022  PORTFOLIO    PORTFOLIO       FUND     GROWTH FUND   GOVERNMENT FUND   GROWTH FUND
---------------- -------------- ------------ -----------  ------------ ------------ ------------------ -----------
  $   186,873     $          0   $        0  $         0  $         0  $         0      $        0     $        0
  -----------     ------------   ----------  -----------  -----------  -----------      ----------     ----------



      474,109        1,418,001       23,186      471,269      202,714      139,459           8,617         30,454
  -----------     ------------   ----------  -----------  -----------  -----------      ----------     ----------

     (287,236)      (1,418,001)     (23,186)    (471,269)    (202,714)    (139,459)         (8,617)       (30,454)
  -----------     ------------   ----------  -----------  -----------  -----------      ----------     ----------

    1,314,994                0            0            0            0            0               0              0
    1,214,815        5,670,020      (42,519)  (2,124,836)  (2,006,075)    (588,932)            790        (47,281)

   (6,610,830)       6,796,908     (112,190)    (572,766)  (2,737,831)    (775,850)         11,836       (577,708)
  -----------     ------------   ----------  -----------  -----------  -----------      ----------     ----------
   (4,081,021)      12,466,928     (154,709)  (2,697,602)  (4,743,906)  (1,364,782)         12,626       (624,989)
  -----------     ------------   ----------  -----------  -----------  -----------      ----------     ----------

  $(4,368,257)    $ 11,048,927   $ (177,895) $(3,168,871) $(4,946,620) $(1,504,241)     $    4,009     $ (655,443)
  ===========     ============   ==========  ===========  ===========  ===========      ==========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                     SUBACCOUNTS
                                                               -------------------------------------------------------
                                                                WELLS FARGO    WELLS FARGO       AST      AST NEUBERGER
                                                                ADVANTAGE VT   ADVANTAGE VT   PRUDENTIAL     BERMAN
                                                                OPPORTUNITY    OPPORTUNITY    CORE BOND     CORE BOND
                                                               FUND - CLASS 1 FUND - CLASS 2  PORTFOLIO     PORTFOLIO
                                                               -------------- -------------- -----------  -------------
ASSETS
  Investment in the portfolios, at fair value.................   $3,568,215     $6,485,127   $16,145,981   $8,095,633
                                                                 ----------     ----------   -----------   ----------
  Net Assets..................................................   $3,568,215     $6,485,127   $16,145,981   $8,095,633
                                                                 ==========     ==========   ===========   ==========

NET ASSETS, representing:
  Accumulation units..........................................   $3,568,215     $6,485,127   $16,145,981   $8,095,633
                                                                 ----------     ----------   -----------   ----------
                                                                 $3,568,215     $6,485,127   $16,145,981   $8,095,633
                                                                 ==========     ==========   ===========   ==========

  Units outstanding...........................................      333,023        605,954     1,603,609      803,924
                                                                 ==========     ==========   ===========   ==========

  Portfolio shares held.......................................      205,070        373,137     1,592,306      799,174
  Portfolio net asset value per share.........................   $    17.40     $    17.38   $     10.14   $    10.13
  Investment in portfolio shares, at cost.....................   $3,388,204     $6,163,431   $16,043,211   $8,044,132

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                     SUBACCOUNTS
                                                               -------------------------------------------------------
                                                                WELLS FARGO    WELLS FARGO       AST      AST NEUBERGER
                                                                ADVANTAGE VT   ADVANTAGE VT   PRUDENTIAL     BERMAN
                                                                OPPORTUNITY    OPPORTUNITY    CORE BOND     CORE BOND
                                                               FUND - CLASS 1 FUND - CLASS 2  PORTFOLIO     PORTFOLIO
                                                               -------------- -------------- -----------  -------------
INVESTMENT INCOME
  Dividend income.............................................   $        0     $        0   $         0   $        0
                                                                 ----------     ----------   -----------   ----------

EXPENSES
  Charges to contract owners for assuming mortality risk and
   expense risk and for administration........................       18,221         31,998        18,804       15,888
                                                                 ----------     ----------   -----------   ----------

NET INVESTMENT INCOME (LOSS)..................................      (18,221)       (31,998)      (18,804)     (15,888)
                                                                 ----------     ----------   -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
  Capital gains distributions received........................            0              0             0            0
  Realized gain (loss) on shares redeemed.....................        7,623         16,054          (275)      (7,240)
  Net change in unrealized gain (loss) on investments.........      180,011        321,696       102,770       51,501
                                                                 ----------     ----------   -----------   ----------

NET GAIN (LOSS) ON INVESTMENTS................................      187,634        337,750       102,495       44,261
                                                                 ----------     ----------   -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS..................................   $  169,413     $  305,752   $    83,691   $   28,373
                                                                 ==========     ==========   ===========   ==========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                     [THIS PAGE INTENTIONALLY LEFT BLANK]



                                      A24

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                        SUBACCOUNTS
                                   -------------------------------------------------------------------------------------
                                    AST GOLDMAN SACHS LARGE-CAP  AST T. ROWE PRICE LARGE-CAP  AST AMERICAN CENTURY INCOME
                                          VALUE PORTFOLIO              GROWTH PORTFOLIO           & GROWTH PORTFOLIO
                                   ----------------------------  ---------------------------  --------------------------
                                     01/01/2011     01/01/2010     01/01/2011    01/01/2010    01/01/2011    01/01/2010
                                         TO             TO             TO            TO            TO            TO
                                     12/31/2011     12/31/2010     12/31/2011    12/31/2010    12/31/2011    12/31/2010
                                   -------------  -------------  -------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $  (5,717,255) $  (2,148,099) $  (7,177,850) $ (7,066,952) $ (1,302,113) $   (625,265)
  Capital gains distributions
   received.......................             0              0              0             0             0             0
  Realized gain (loss) on shares
   redeemed.......................  (125,763,088)   (85,992,476)    42,753,995    (3,529,724)  (12,746,889)   (4,493,999)
  Net change in unrealized gain
   (loss) on investments..........    72,851,684    166,535,349    (60,984,011)   59,076,988    13,499,154    25,731,195
                                   -------------  -------------  -------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (58,628,659)    78,394,774    (25,407,866)   48,480,312      (549,848)   20,611,931
                                   -------------  -------------  -------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     5,837,422     19,630,296      8,547,938    39,197,029     3,971,506    14,956,499
  Surrenders, withdrawals and
   death benefits.................   (84,411,954)  (107,606,565)   (31,145,865)  (32,286,093)  (20,708,480)  (22,122,511)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (97,264,080)   (12,655,329)   (72,295,849)    2,156,951    (1,800,442)   12,962,992
  Withdrawal and other
   charges........................    (1,197,156)    (1,226,534)    (1,489,825)   (1,237,430)     (712,355)     (593,392)
                                   -------------  -------------  -------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (177,035,768)  (101,858,132)   (96,383,601)    7,830,457   (19,249,771)    5,203,588
                                   -------------  -------------  -------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (235,664,427)   (23,463,358)  (121,791,467)   56,310,769   (19,799,619)   25,815,519

NET ASSETS
  Beginning of period.............   820,710,127    844,173,485    439,619,441   383,308,672   213,542,314   187,726,795
                                   -------------  -------------  -------------  ------------  ------------  ------------
  End of period................... $ 585,045,700  $ 820,710,127  $ 317,827,974  $439,619,441  $193,742,695  $213,542,314
                                   =============  =============  =============  ============  ============  ============

  Beginning units.................    62,933,172     69,518,763     38,964,872    37,611,811    18,065,396    17,261,482
                                   -------------  -------------  -------------  ------------  ------------  ------------
  Units issued....................    22,499,121     25,735,157     20,023,170    24,585,699    10,718,039     9,932,597
  Units redeemed..................   (36,970,568)   (32,320,748)   (30,078,086)  (23,232,638)  (12,649,331)   (9,128,683)
                                   -------------  -------------  -------------  ------------  ------------  ------------
  Ending units....................    48,461,725     62,933,172     28,909,956    38,964,872    16,134,104    18,065,396
                                   =============  =============  =============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
   AST SCHRODERS MULTI-ASSET                                           AST COHEN & STEERS         AST J.P. MORGAN STRATEGIC
  WORLD STRATEGIES PORTFOLIO         AST MONEY MARKET PORTFOLIO         REALTY PORTFOLIO           OPPORTUNITIES PORTFOLIO
------------------------------    -------------------------------  --------------------------  ------------------------------
  01/01/2011        01/01/2010      01/01/2011       01/01/2010     01/01/2011    01/01/2010     01/01/2011      01/01/2010
      TO                TO              TO               TO             TO            TO             TO              TO
  12/31/2011        12/31/2010      12/31/2011       12/31/2010     12/31/2011    12/31/2010     12/31/2011      12/31/2010
--------------    --------------  --------------  ---------------  ------------  ------------  --------------  --------------
$   (2,826,099)   $  (12,549,784) $  (24,063,222) $   (34,181,834) $ (1,589,892) $     (4,663) $  (11,280,277) $  (18,401,038)

    11,991,396                 0               0                0             0             0               0               0

    52,575,379        21,479,121               0                0    24,073,788   (10,624,080)     82,832,023     (17,228,681)
  (152,698,684)      103,096,737               0                0   (21,271,708)   45,103,916    (102,760,913)    101,919,147
--------------    --------------  --------------  ---------------  ------------  ------------  --------------  --------------

   (90,958,008)      112,026,074     (24,063,222)     (34,181,834)    1,212,188    34,475,173     (31,209,167)     66,289,428
--------------    --------------  --------------  ---------------  ------------  ------------  --------------  --------------


    49,838,642       317,122,652      29,370,468      120,797,536     3,357,336    10,855,930      35,053,230      78,709,701

   (50,613,474)      (45,972,224)   (868,246,538)  (1,010,754,603)  (16,912,871)  (18,739,073)    (65,991,075)    (66,848,475)

  (303,631,317)      243,748,178     653,029,903       61,846,063   (24,332,342)   17,993,065    (213,108,427)    (77,373,406)

    (8,924,290)       (7,350,516)     (3,095,711)      (3,665,341)     (535,480)     (386,620)     (7,248,205)     (7,054,695)
--------------    --------------  --------------  ---------------  ------------  ------------  --------------  --------------

  (313,330,439)      507,548,090    (188,941,878)    (831,776,345)  (38,423,357)    9,723,302    (251,294,477)    (72,566,875)
--------------    --------------  --------------  ---------------  ------------  ------------  --------------  --------------

  (404,288,447)      619,574,164    (213,005,100)    (865,958,179)  (37,211,169)   44,198,475    (282,503,644)     (6,277,447)

 1,454,698,342       835,124,178   1,504,159,211    2,370,117,390   182,092,681   137,894,206   1,386,635,671   1,392,913,118
--------------    --------------  --------------  ---------------  ------------  ------------  --------------  --------------
$1,050,409,895    $1,454,698,342  $1,291,154,111  $ 1,504,159,211  $144,881,512  $182,092,681  $1,104,132,027  $1,386,635,671
==============    ==============  ==============  ===============  ============  ============  ==============  ==============

   114,494,642        71,517,885     136,125,996      213,674,940     7,796,162     7,386,674     105,939,651     111,594,746
--------------    --------------  --------------  ---------------  ------------  ------------  --------------  --------------
    66,759,144       100,857,963     397,588,540      446,310,616     5,607,773     7,060,995      38,826,314      39,473,329
   (94,323,870)      (57,881,206)   (415,341,552)    (523,859,560)   (7,550,152)   (6,651,507)    (59,095,030)    (45,128,424)
--------------    --------------  --------------  ---------------  ------------  ------------  --------------  --------------
    86,929,916       114,494,642     118,372,984      136,125,996     5,853,783     7,796,162      85,670,935     105,939,651
==============    ==============  ==============  ===============  ============  ============  ==============  ==============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                       SUBACCOUNTS
                                   -------------------------------------------------------------------------------------
                                                                     AST NEUBERGER BERMAN
                                   AST BLACKROCK VALUE PORTFOLIO  SMALL-CAP GROWTH PORTFOLIO   AST HIGH YIELD PORTFOLIO
                                   ----------------------------  ---------------------------  --------------------------
                                    01/01/2011     01/01/2010      01/01/2011    01/01/2010    01/01/2011    01/01/2010
                                        TO             TO              TO            TO            TO            TO
                                    12/31/2011     12/31/2010     04/29/2011**   12/31/2010    12/31/2011    12/31/2010
                                   ------------   ------------   -------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $ (1,438,802)  $   (337,096)  $    (588,312) $ (1,486,999) $ 18,912,466  $  7,381,707
  Capital gains distributions
   received.......................            0              0               0             0             0             0
  Realized gain (loss) on shares
   redeemed.......................    9,084,568    (26,949,354)     24,651,539      (443,864)   11,740,016    88,097,044
  Net change in unrealized gain
   (loss) on investments..........  (16,044,728)    39,693,570     (10,371,934)   18,854,206   (22,179,741)  (49,378,055)
                                   ------------   ------------   -------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (8,398,962)    12,407,120      13,691,293    16,923,343     8,472,741    46,100,696
                                   ------------   ------------   -------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    3,489,204      8,820,089         969,810     8,020,054     5,803,479    26,897,327
  Surrenders, withdrawals and
   death benefits.................  (14,348,115)   (16,470,254)     (4,302,756)  (12,038,036)  (49,018,475)  (52,832,538)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (21,399,132)    16,746,386    (122,286,427)    2,196,311   (20,146,482)  (18,405,363)
  Withdrawal and other
   charges........................     (470,240)      (387,704)       (115,333)     (260,901)     (925,866)     (846,776)
                                   ------------   ------------   -------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (32,728,283)     8,708,517    (125,734,706)   (2,082,572)  (64,287,344)  (45,187,350)
                                   ------------   ------------   -------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (41,127,245)    21,115,637    (112,043,413)   14,840,771   (55,814,603)      913,346

NET ASSETS
  Beginning of period.............  156,604,971    135,489,334     112,043,413    97,202,642   457,630,870   456,717,524
                                   ------------   ------------   -------------  ------------  ------------  ------------
  End of period................... $115,477,726   $156,604,971   $           0  $112,043,413  $401,816,267  $457,630,870
                                   ============   ============   =============  ============  ============  ============

  Beginning units.................   12,805,798     12,048,668      11,133,560    11,520,383    28,185,705    31,024,221
                                   ------------   ------------   -------------  ------------  ------------  ------------
  Units issued....................    8,626,944     10,128,355       1,666,531     4,773,665    34,252,510    40,466,709
  Units redeemed..................  (11,881,303)    (9,371,225)    (12,800,091)   (5,160,488)  (38,036,915)  (43,305,225)
                                   ------------   ------------   -------------  ------------  ------------  ------------
  Ending units....................    9,551,439     12,805,798               0    11,133,560    24,401,300    28,185,705
                                   ============   ============   =============  ============  ============  ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                            SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
 AST FEDERATED AGGRESSIVE                                                                    AST GOLDMAN SACHS
     GROWTH PORTFOLIO         AST MID-CAP VALUE PORTFOLIO AST SMALL-CAP VALUE PORTFOLIO CONCENTRATED GROWTH PORTFOLIO
--------------------------    --------------------------  ---------------------------   ----------------------------
 01/01/2011      01/01/2010    01/01/2011    01/01/2010     01/01/2011     01/01/2010    01/01/2011     01/01/2010
     TO              TO            TO            TO             TO             TO            TO             TO
 12/31/2011      12/31/2010    12/31/2011    12/31/2010     12/31/2011     12/31/2010    12/31/2011     12/31/2010
------------    ------------  ------------  ------------  -------------   ------------  ------------   ------------
$ (3,955,821)   $ (4,178,472) $ (1,124,712) $ (1,125,200) $  (4,468,645)  $ (5,404,571) $ (4,130,485)  $ (4,875,077)
           0               0             0             0              0              0             0              0
  35,501,966     (36,007,953)   17,515,609    (4,969,878)     3,353,780    (37,973,082)   26,701,347     23,242,187
 (96,640,046)    100,575,616   (26,480,761)   24,833,055    (33,955,880)   127,904,076   (41,394,117)     6,927,387
------------    ------------  ------------  ------------  -------------   ------------  ------------   ------------

 (65,093,901)     60,389,191   (10,089,864)   18,737,977    (35,070,745)    84,526,423   (18,823,255)    25,294,497
------------    ------------  ------------  ------------  -------------   ------------  ------------   ------------

   5,913,608      11,631,709     2,526,422     8,239,264      4,397,793     11,867,782     3,656,764     20,001,314
 (29,036,577)    (24,521,198)   (9,093,722)  (10,559,869)   (43,589,849)   (52,029,626)  (39,947,169)   (44,585,192)
  56,999,466       1,577,923   (19,863,131)   24,150,530    (60,569,672)   (12,513,600)  (41,088,249)   (26,859,586)
    (763,309)       (514,503)     (429,896)     (334,758)      (666,108)      (649,091)     (766,894)      (817,959)
------------    ------------  ------------  ------------  -------------   ------------  ------------   ------------

  33,113,188     (11,826,069)  (26,860,327)   21,495,167   (100,427,836)   (53,324,535)  (78,145,548)   (52,261,423)
------------    ------------  ------------  ------------  -------------   ------------  ------------   ------------

 (31,980,713)     48,563,122   (36,950,191)   40,233,144   (135,498,581)    31,201,888   (96,968,803)   (26,966,926)

 271,021,949     222,458,827   120,022,200    79,789,056    435,167,829    403,965,941   349,187,557    376,154,483
------------    ------------  ------------  ------------  -------------   ------------  ------------   ------------
$239,041,236    $271,021,949  $ 83,072,009  $120,022,200  $ 299,669,248   $435,167,829  $252,218,754   $349,187,557
============    ============  ============  ============  =============   ============  ============   ============

  17,171,839      18,111,151     8,193,874     6,620,524     22,873,867     26,023,173    20,366,392     22,737,394
------------    ------------  ------------  ------------  -------------   ------------  ------------   ------------
  18,577,905      10,506,629     5,994,011     8,124,878      9,133,876     12,411,163     7,833,167     12,180,967
 (16,907,647)    (11,445,941)   (8,216,036)   (6,551,528)   (14,959,863)   (15,560,469)  (13,544,712)   (14,551,969)
------------    ------------  ------------  ------------  -------------   ------------  ------------   ------------
  18,842,097      17,171,839     5,971,849     8,193,874     17,047,880     22,873,867    14,654,847     20,366,392
============    ============  ============  ============  =============   ============  ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                       SUBACCOUNTS
                                   -------------------------------------------------------------------------------------
                                    AST GOLDMAN SACHS MID-CAP   AST GOLDMAN SACHS SMALL-CAP
                                         GROWTH PORTFOLIO             VALUE PORTFOLIO       AST LARGE-CAP VALUE PORTFOLIO
                                   ---------------------------  --------------------------  ----------------------------
                                     01/01/2011    01/01/2010    01/01/2011    01/01/2010    01/01/2011     01/01/2010
                                         TO            TO            TO            TO            TO             TO
                                     12/31/2011    12/31/2010    12/31/2011    12/31/2010    12/31/2011     12/31/2010
                                   -------------  ------------  ------------  ------------  ------------   ------------
OPERATIONS
  Net investment income
   (loss)......................... $  (4,271,554) $ (4,382,999) $ (1,879,553) $ (1,677,757) $ (1,036,505)  $ (1,915,409)
  Capital gains distributions
   received.......................    13,848,262             0             0             0             0              0
  Realized gain (loss) on shares
   redeemed.......................    35,880,797   (17,019,339)   21,090,686   (17,034,048)  (41,006,222)   (25,379,544)
  Net change in unrealized gain
   (loss) on investments..........   (68,329,758)   59,774,020   (27,236,971)   51,962,508    24,058,436     53,770,676
                                   -------------  ------------  ------------  ------------  ------------   ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (22,872,253)   38,371,682    (8,025,838)   33,250,703   (17,984,291)    26,475,723
                                   -------------  ------------  ------------  ------------  ------------   ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     5,939,354    27,365,782     3,803,291    19,234,900     3,003,222      6,040,197
  Surrenders, withdrawals and
   death benefits.................   (22,243,697)  (24,173,600)  (16,266,343)  (19,502,377)  (24,633,749)   (30,736,494)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (67,011,716)    1,484,709   (28,681,504)   26,797,758   (22,861,417)    (4,544,198)
  Withdrawal and other
   charges........................      (962,016)     (860,129)     (708,246)     (570,486)     (438,494)      (422,502)
                                   -------------  ------------  ------------  ------------  ------------   ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (84,278,075)    3,816,762   (41,852,802)   25,959,795   (44,930,438)   (29,662,997)
                                   -------------  ------------  ------------  ------------  ------------   ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (107,150,328)   42,188,444   (49,878,640)   59,210,498   (62,914,729)    (3,187,274)

NET ASSETS
  Beginning of period.............   283,945,947   241,757,503   187,638,426   128,427,928   273,355,738    276,543,012
                                   -------------  ------------  ------------  ------------  ------------   ------------
  End of period................... $ 176,795,619  $283,945,947  $137,759,786  $187,638,426  $210,441,009   $273,355,738
                                   =============  ============  ============  ============  ============   ============

  Beginning units.................    28,083,025    28,418,289     8,417,861     6,764,937    23,212,601     25,302,400
                                   -------------  ------------  ------------  ------------  ------------   ------------
  Units issued....................    14,375,967    19,900,127     5,777,786     8,292,868     7,349,084      8,273,627
  Units redeemed..................   (23,674,620)  (20,235,391)   (8,077,584)   (6,639,944)  (11,479,942)   (10,363,426)
                                   -------------  ------------  ------------  ------------  ------------   ------------
  Ending units....................    18,784,372    28,083,025     6,118,063     8,417,861    19,081,743     23,212,601
                                   =============  ============  ============  ============  ============   ============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
   AST LORD ABBETT CORE         AST MARSICO CAPITAL GROWTH                                   AST NEUBERGER BERMAN
  FIXED INCOME PORTFOLIO                 PORTFOLIO             AST MFS GROWTH PORTFOLIO    MID-CAP GROWTH PORTFOLIO
--------------------------    ------------------------------  --------------------------  --------------------------
 01/01/2011      01/01/2010     01/01/2011      01/01/2010     01/01/2011    01/01/2010    01/01/2011    01/01/2010
     TO              TO             TO              TO             TO            TO            TO            TO
 12/31/2011      12/31/2010     12/31/2011      12/31/2010     12/31/2011    12/31/2010    12/31/2011    12/31/2010
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------
$    158,345    $ 14,892,632  $  (14,131,074) $  (11,016,231) $ (2,909,325) $ (3,605,576) $ (4,682,145) $ (4,197,241)
           0               0               0               0             0             0             0             0
  32,172,358      45,797,723     (43,368,325)    (30,034,403)   12,090,963     8,314,421     6,104,838     3,308,629
  (3,292,183)    (23,706,668)     18,767,710     196,046,867   (17,208,154)   18,944,713    (7,139,834)   66,504,496
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------

  29,038,520      36,983,687     (38,731,689)    154,996,233    (8,026,516)   23,653,558    (5,717,141)   65,615,884
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------

   5,140,011      13,130,210      10,796,079      22,198,922     2,970,773    11,069,675     4,541,453    11,081,783
 (43,691,866)    (48,593,124)   (106,047,445)   (123,490,393)  (24,331,472)  (28,654,102)  (37,663,870)  (38,407,007)
   8,228,451     (50,611,399)   (143,982,426)    (31,427,253)  (21,928,953)   (5,761,005)  (33,725,188)   28,488,355
    (783,088)       (577,363)     (1,587,378)     (1,498,586)     (583,444)     (554,698)     (758,771)     (575,672)
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------

 (31,106,492)    (86,651,676)   (240,821,170)   (134,217,310)  (43,873,096)  (23,900,130)  (67,606,376)      587,459
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------

  (2,067,972)    (49,667,989)   (279,552,859)     20,778,923   (51,899,612)     (246,572)  (73,323,517)   66,203,343

 364,932,426     414,600,415   1,040,268,683   1,019,489,760   246,759,842   247,006,414   333,831,387   267,628,044
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------
$362,864,454    $364,932,426  $  760,715,824  $1,040,268,683  $194,860,230  $246,759,842  $260,507,870  $333,831,387
============    ============  ==============  ==============  ============  ============  ============  ============

  23,841,848      30,119,429      80,567,878      91,013,944    26,572,815    29,778,961    17,725,221    16,601,788
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------
  21,990,552      21,693,093      27,022,502      32,899,206     6,697,010     7,758,663    10,730,375    10,804,381
 (23,920,240)    (27,970,674)    (46,766,666)    (43,345,272)  (11,656,457)  (10,964,809)  (14,730,226)   (9,680,948)
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------
  21,912,160      23,841,848      60,823,714      80,567,878    21,613,368    26,572,815    13,725,370    17,725,221
============    ============  ==============  ==============  ============  ============  ============  ============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                        SUBACCOUNTS
                                   -------------------------------------------------------------------------------------
                                     AST NEUBERGER BERMAN/LSV      AST SMALL-CAP GROWTH      AST PIMCO LIMITED MATURITY
                                     MID-CAP VALUE PORTFOLIO             PORTFOLIO                 BOND PORTFOLIO
                                   ---------------------------  --------------------------  ----------------------------
                                     01/01/2011    01/01/2010    01/01/2011    01/01/2010     01/01/2011     01/01/2010
                                         TO            TO            TO            TO             TO             TO
                                     12/31/2011    12/31/2010    12/31/2011    12/31/2010     12/31/2011     12/31/2010
                                   -------------  ------------  ------------  ------------  -------------  -------------
OPERATIONS
  Net investment income
   (loss)......................... $  (2,910,640) $ (1,915,670) $ (2,823,963) $ (1,827,709) $  (5,984,824) $   7,180,256
  Capital gains distributions
   received.......................             0             0             0             0     13,471,974      1,338,607
  Realized gain (loss) on shares
   redeemed.......................   (28,581,324)  (52,084,175)   27,887,263      (482,506)   (17,266,333)   (10,075,675)
  Net change in unrealized gain
   (loss) on investments..........     8,653,180   131,672,723   (35,109,172)   40,514,483     14,020,031     20,987,911
                                   -------------  ------------  ------------  ------------  -------------  -------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (22,838,784)   77,672,878   (10,045,872)   38,204,268      4,240,848     19,431,099
                                   -------------  ------------  ------------  ------------  -------------  -------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     3,813,720    16,617,952     3,456,680     7,942,039      7,370,092     34,613,301
  Surrenders, withdrawals and
   death benefits.................   (47,982,811)  (57,622,790)  (15,934,271)  (12,796,179)  (103,220,811)  (129,963,941)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (50,108,687)  (12,842,323)  (35,071,612)   37,295,477    (54,254,745)     3,014,611
  Withdrawal and other
   charges........................      (791,591)     (714,752)     (547,104)     (326,674)    (1,523,160)    (1,467,974)
                                   -------------  ------------  ------------  ------------  -------------  -------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (95,069,369)  (54,561,913)  (48,096,307)   32,114,663   (151,628,624)   (93,804,003)
                                   -------------  ------------  ------------  ------------  -------------  -------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (117,908,153)   23,110,965   (58,142,179)   70,318,931   (147,387,776)   (74,372,904)

NET ASSETS
  Beginning of period.............   439,731,265   416,620,300   181,855,707   111,536,776    846,276,238    920,649,142
                                   -------------  ------------  ------------  ------------  -------------  -------------
  End of period................... $ 321,823,112  $439,731,265  $123,713,528  $181,855,707  $ 698,888,462  $ 846,276,238
                                   =============  ============  ============  ============  =============  =============

  Beginning units.................    19,867,902    22,092,883    11,233,517     8,639,860     62,861,740     69,606,851
                                   -------------  ------------  ------------  ------------  -------------  -------------
  Units issued....................     8,656,249    10,330,562     9,400,306     9,830,241     28,396,711     35,508,455
  Units redeemed..................   (13,547,832)  (12,555,543)  (12,902,457)   (7,236,584)   (39,799,532)   (42,253,566)
                                   -------------  ------------  ------------  ------------  -------------  -------------
  Ending units....................    14,976,319    19,867,902     7,731,366    11,233,517     51,458,919     62,861,740
                                   =============  ============  ============  ============  =============  =============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
  AST PIMCO TOTAL RETURN BOND      AST T. ROWE PRICE EQUITY     AST QMA US EQUITY ALPHA     AST T. ROWE PRICE NATURAL
           PORTFOLIO                   INCOME PORTFOLIO                PORTFOLIO               RESOURCES PORTFOLIO
------------------------------    --------------------------  --------------------------  ----------------------------
  01/01/2011        01/01/2010     01/01/2011    01/01/2010    01/01/2011    01/01/2010     01/01/2011     01/01/2010
      TO                TO             TO            TO            TO            TO             TO             TO
  12/31/2011        12/31/2010     12/31/2011    12/31/2010    12/31/2011    12/31/2010     12/31/2011     12/31/2010
--------------    --------------  ------------  ------------  ------------  ------------  -------------  -------------
$    3,284,701    $    1,720,772  $ (1,325,434) $   (925,866) $   (993,010) $ (1,028,910) $  (3,930,421) $  (3,976,960)
    83,141,879        43,048,710             0             0             0             0              0              0
    25,439,629        25,222,571   (28,013,055)  (39,062,142)  (11,461,297)   (9,503,717)    21,413,168   (111,614,018)
   (75,247,773)       70,030,225    19,114,157    56,941,758    12,359,598    24,514,377    (96,148,761)   169,702,230
--------------    --------------  ------------  ------------  ------------  ------------  -------------  -------------

    36,618,436       140,022,278   (10,224,332)   16,953,750       (94,709)   13,981,750    (78,666,014)    54,111,252
--------------    --------------  ------------  ------------  ------------  ------------  -------------  -------------

    57,585,183       303,045,649     3,008,485     9,892,854     1,394,906     6,200,841     10,852,216     41,404,802

  (212,517,564)     (247,312,121)  (14,634,818)  (17,347,209)  (15,805,055)  (17,978,594)   (31,335,306)   (29,205,650)
  (400,298,583)      224,100,115   (21,233,349)    2,688,020    (1,621,947)   (3,762,276)   (52,820,754)    24,684,830
   (11,062,747)      (10,347,606)     (365,871)     (328,921)     (279,783)     (233,600)    (1,644,540)    (1,244,214)
--------------    --------------  ------------  ------------  ------------  ------------  -------------  -------------

  (566,293,711)      269,486,037   (33,225,553)   (5,095,256)  (16,311,879)  (15,773,629)   (74,948,384)    35,639,768
--------------    --------------  ------------  ------------  ------------  ------------  -------------  -------------

  (529,675,275)      409,508,315   (43,449,885)   11,858,494   (16,406,588)   (1,791,879)  (153,614,398)    89,751,020

 2,588,102,965     2,178,594,650   182,408,708   170,550,214   124,403,829   126,195,708    409,089,936    319,338,916
--------------    --------------  ------------  ------------  ------------  ------------  -------------  -------------
$2,058,427,690    $2,588,102,965  $138,958,823  $182,408,708  $107,997,241  $124,403,829  $ 255,475,538  $ 409,089,936
==============    ==============  ============  ============  ============  ============  =============  =============

   166,002,437       144,652,986    16,262,361    16,893,600    11,194,402    12,664,997     13,162,652     11,470,538
--------------    --------------  ------------  ------------  ------------  ------------  -------------  -------------
    81,008,847       119,086,380     6,278,415     7,151,985     5,859,703     4,603,469     11,853,388     11,916,429
  (117,311,336)      (97,736,929)   (9,653,266)   (7,783,224)   (7,482,298)   (6,074,064)   (15,345,178)   (10,224,315)
--------------    --------------  ------------  ------------  ------------  ------------  -------------  -------------
   129,699,948       166,002,437    12,887,510    16,262,361     9,571,807    11,194,402      9,670,862     13,162,652
==============    ==============  ============  ============  ============  ============  =============  =============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                         SUBACCOUNTS
                                   --------------------------------------------------------------------------------------
                                       AST T. ROWE PRICE ASSET          AST INTERNATIONAL            AST MFS GLOBAL
                                        ALLOCATION PORTFOLIO             VALUE PORTFOLIO            EQUITY PORTFOLIO
                                   ------------------------------  --------------------------  --------------------------
                                     01/01/2011      01/01/2010     01/01/2011    01/01/2010    01/01/2011    01/01/2010
                                         TO              TO             TO            TO            TO            TO
                                     12/31/2011      12/31/2010     12/31/2011    12/31/2010    12/31/2011    12/31/2010
                                   --------------  --------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $  (11,028,115) $  (11,948,297) $   (547,359) $ (1,711,492) $ (1,580,645) $ (1,487,118)
  Capital gains distributions
   received.......................              0               0             0             0             0             0
  Realized gain (loss) on shares
   redeemed.......................    146,998,680     (44,185,812)  (24,404,324)  (25,199,839)   11,062,750   (12,691,946)
  Net change in unrealized gain
   (loss) on investments..........   (169,064,948)    191,951,186    (4,054,056)   41,090,329   (21,056,789)   25,988,906
                                   --------------  --------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (33,094,383)    135,817,077   (29,005,739)   14,178,998   (11,574,684)   11,809,842
                                   --------------  --------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     48,966,698     271,998,712     3,361,028    12,638,340     3,648,797    21,078,780
  Surrenders, withdrawals and
   death benefits.................    (85,684,449)    (73,496,628)  (15,598,684)  (18,593,691)  (11,926,081)  (11,901,940)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (160,632,043)    113,167,321   (24,504,531)   (3,274,053)  (12,140,956)    9,944,163
  Withdrawal and other
   charges........................     (9,771,800)     (8,209,881)     (539,184)     (492,401)     (650,835)     (499,451)
                                   --------------  --------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (207,121,594)    303,459,524   (37,281,371)   (9,721,805)  (21,069,075)   18,621,552
                                   --------------  --------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   (240,215,977)    439,276,601   (66,287,110)    4,457,193   (32,643,759)   30,431,394

NET ASSETS
  Beginning of period.............  1,752,058,329   1,312,781,728   200,509,011   196,051,818   149,750,399   119,319,005
                                   --------------  --------------  ------------  ------------  ------------  ------------
  End of period................... $1,511,842,352  $1,752,058,329  $134,221,901  $200,509,011  $117,106,640  $149,750,399
                                   ==============  ==============  ============  ============  ============  ============

  Beginning units.................    122,828,179      99,436,636    14,189,326    14,766,780     9,439,564     8,340,708
                                   --------------  --------------  ------------  ------------  ------------  ------------
  Units issued....................     57,576,886      70,248,772     6,019,493     6,986,964     6,456,162     7,186,575
  Units redeemed..................    (74,527,324)    (46,857,229)   (9,172,804)   (7,564,418)   (8,180,119)   (6,087,719)
                                   --------------  --------------  ------------  ------------  ------------  ------------
  Ending units....................    105,877,741     122,828,179    11,036,015    14,189,326     7,715,607     9,439,564
                                   ==============  ==============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL     AST T. ROWE PRICE GLOBAL         AST INTERNATIONAL        AST WELLINGTON MANAGEMENT
     EQUITY PORTFOLIO               BOND PORTFOLIO              GROWTH PORTFOLIO          HEDGED EQUITY PORTFOLIO
--------------------------    --------------------------  ----------------------------  --------------------------
 01/01/2011      01/01/2010    01/01/2011    01/01/2010     01/01/2011     01/01/2010    01/01/2011    01/01/2010
     TO              TO            TO            TO             TO             TO            TO            TO
 12/31/2011      12/31/2010    12/31/2011    12/31/2010     12/31/2011     12/31/2010    12/31/2011    12/31/2010
------------    ------------  ------------  ------------  -------------  -------------  ------------  ------------
$   (660,864)   $ (1,277,968) $  3,102,751  $  3,323,987  $  (5,873,875) $  (8,160,132) $ (3,482,790) $ (3,182,172)
           0               0     2,363,342     1,671,065              0              0             0             0
  (7,391,342)    (27,551,595)    2,106,360   (17,711,962)   (99,181,140)  (113,213,350)   21,953,853   (11,212,026)
 (21,283,390)     36,588,441       182,262    23,642,012     17,425,212    181,845,172   (38,094,249)   39,168,271
------------    ------------  ------------  ------------  -------------  -------------  ------------  ------------

 (29,335,596)      7,758,878     7,754,715    10,925,102    (87,629,803)    60,471,690   (19,623,186)   24,774,073
------------    ------------  ------------  ------------  -------------  -------------  ------------  ------------

   4,540,174      26,443,101     4,620,204    22,498,130      6,255,439     17,889,660     8,700,260    28,772,981
 (23,754,173)    (31,388,066)  (31,591,027)  (34,803,524)   (60,438,789)   (72,434,869)  (17,189,992)  (17,420,864)
 (35,321,489)       (898,564)  (34,013,365)    5,808,514    (69,267,945)    (3,902,347)  (26,982,548)  (16,551,334)
    (815,940)       (753,108)     (868,318)     (778,138)      (945,226)      (968,397)   (1,014,731)     (860,978)
------------    ------------  ------------  ------------  -------------  -------------  ------------  ------------

 (55,351,428)     (6,596,637)  (61,852,506)   (7,275,018)  (124,396,521)   (59,415,953)  (36,487,011)   (6,060,195)
------------    ------------  ------------  ------------  -------------  -------------  ------------  ------------

 (84,687,024)      1,162,241   (54,097,791)    3,650,084   (212,026,324)     1,055,737   (56,110,197)   18,713,878

 255,452,450     254,290,209   328,623,869   324,973,785    617,983,679    616,927,942   265,556,674   246,842,796
------------    ------------  ------------  ------------  -------------  -------------  ------------  ------------
$170,765,426    $255,452,450  $274,526,078  $328,623,869  $ 405,957,355  $ 617,983,679  $209,446,477  $265,556,674
============    ============  ============  ============  =============  =============  ============  ============

  15,322,476      14,998,946    21,421,713    22,019,381     35,392,062     39,648,732    26,699,884    28,061,105
------------    ------------  ------------  ------------  -------------  -------------  ------------  ------------
   9,069,266      12,018,287    11,979,825    15,292,790     12,351,757     16,584,475    23,118,295    24,539,136
 (13,284,208)    (11,694,757)  (16,044,993)  (15,890,458)   (20,400,592)   (20,841,145)  (27,684,226)  (25,900,357)
------------    ------------  ------------  ------------  -------------  -------------  ------------  ------------
  11,107,534      15,322,476    17,356,545    21,421,713     27,343,227     35,392,062    22,133,953    26,699,884
============    ============  ============  ============  =============  =============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                           SUBACCOUNTS
                                 -----------------------------------------------------------------------------------------------
                                     AST CAPITAL GROWTH ASSET      AST ACADEMIC STRATEGIES ASSET        AST BALANCED ASSET
                                       ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO
                                 -------------------------------  ------------------------------  ------------------------------
                                    01/01/2011      01/01/2010      01/01/2011      01/01/2010      01/01/2011      01/01/2010
                                        TO              TO              TO              TO              TO              TO
                                    12/31/2011      12/31/2010      12/31/2011      12/31/2010      12/31/2011      12/31/2010
                                 ---------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS
 Net investment income
  (loss)........................ $   (61,874,914) $  (37,121,846) $  (46,780,491) $  (35,933,855) $  (33,667,533) $  (27,548,210)
 Capital gains distributions
  received......................               0               0               0               0               0               0
 Realized gain (loss) on shares
  redeemed......................     241,461,820    (417,903,329)     (9,166,449)   (145,286,322)    279,047,750     (67,819,984)
 Net change in unrealized gain
  (loss) on investments.........    (466,961,847)    871,004,183    (155,428,452)    505,853,007    (380,354,601)    361,583,028
                                 ---------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  OPERATIONS....................    (287,374,941)    415,979,008    (211,375,392)    324,632,830    (134,974,384)    266,214,834
                                 ---------------  --------------  --------------  --------------  --------------  --------------

CONTRACT OWNER
  TRANSACTIONS
 Contract owner net
  payments......................     125,072,584     465,770,255      94,206,726     404,873,967      82,109,334     451,879,945
 Surrenders, withdrawals and
  death benefits................    (209,846,041)   (193,022,625)   (187,500,770)   (167,657,158)   (150,031,391)   (129,864,857)
 Net transfers between other
  subaccounts or fixed rate
  option........................    (868,912,976)    (19,074,835)   (596,423,569)     62,957,858    (469,447,480)    123,882,362
 Withdrawal and other
  charges.......................     (17,462,296)    (15,875,304)    (16,269,286)    (14,444,148)    (16,257,456)    (14,408,333)
                                 ---------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  CONTRACT OWNER
  TRANSACTIONS..................    (971,148,729)    237,797,491    (705,986,899)    285,730,519    (553,626,993)    431,489,117
                                 ---------------  --------------  --------------  --------------  --------------  --------------

TOTAL INCREASE
  (DECREASE) IN NET
  ASSETS........................  (1,258,523,670)    653,776,499    (917,362,291)    610,363,349    (688,601,377)    697,703,951

NET ASSETS
 Beginning of period............   4,692,575,310   4,038,798,811   3,907,113,764   3,296,750,415   3,123,794,638   2,426,090,687
                                 ---------------  --------------  --------------  --------------  --------------  --------------
 End of period.................. $ 3,434,051,640  $4,692,575,310  $2,989,751,473  $3,907,113,764  $2,435,193,261  $3,123,794,638
                                 ===============  ==============  ==============  ==============  ==============  ==============

 Beginning units................     445,215,821     427,503,840     367,637,929     342,125,919     283,878,686     244,029,129
                                 ---------------  --------------  --------------  --------------  --------------  --------------
 Units issued...................     181,984,909     251,286,082     130,962,410     161,363,729     117,517,172     152,885,086
 Units redeemed.................    (285,884,868)   (233,574,101)   (203,751,807)   (135,851,719)   (173,335,992)   (113,035,529)
                                 ---------------  --------------  --------------  --------------  --------------  --------------
 Ending units...................     341,315,862     445,215,821     294,848,532     367,637,929     228,059,866     283,878,686
                                 ===============  ==============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
    AST PRESERVATION ASSET            AST CLS GROWTH ASSET        AST CLS MODERATE ASSET      AST HORIZON GROWTH ASSET
     ALLOCATION PORTFOLIO             ALLOCATION PORTFOLIO         ALLOCATION PORTFOLIO         ALLOCATION PORTFOLIO
------------------------------    ---------------------------  ---------------------------  ---------------------------
  01/01/2011        01/01/2010      01/01/2011    01/01/2010     01/01/2011    01/01/2010     01/01/2011    01/01/2010
      TO                TO              TO            TO             TO            TO             TO            TO
  12/31/2011        12/31/2010      12/31/2011    12/31/2010     12/31/2011    12/31/2010     12/31/2011    12/31/2010
--------------    --------------  -------------  ------------  -------------  ------------  -------------  ------------
$  (26,875,383)   $  (13,094,709) $  (9,260,336) $ (7,840,509) $ (12,030,416) $ (9,689,597) $  (8,942,906) $ (7,859,125)
             0                 0      6,266,719             0     14,210,930             0     27,853,009             0
    63,487,770        (3,276,822)    25,370,469    35,418,017     65,602,675    17,708,515     14,610,418    33,466,108
   (67,893,707)      241,181,575    (81,952,076)   35,687,351   (118,749,848)   73,165,567    (74,377,582)   31,681,773
--------------    --------------  -------------  ------------  -------------  ------------  -------------  ------------
   (31,281,320)      224,810,044    (59,575,224)   63,264,859    (50,966,659)   81,184,485    (40,857,061)   57,288,756
--------------    --------------  -------------  ------------  -------------  ------------  -------------  ------------

    62,241,153       326,059,237     25,853,900   156,865,477     26,703,162   183,480,999     27,423,751   142,852,018
  (211,153,521)     (169,328,384)   (19,213,477)  (14,282,419)   (36,028,236)  (27,125,593)   (18,164,059)  (15,398,039)
    40,074,379       148,006,408   (151,922,742)   76,976,266   (117,993,820)   87,226,454    (97,346,321)   74,946,275

   (13,596,816)      (12,129,692)    (4,838,865)   (4,003,697)    (6,639,657)   (5,690,940)    (4,891,468)   (3,907,196)
--------------    --------------  -------------  ------------  -------------  ------------  -------------  ------------
  (122,434,805)      292,607,569   (150,121,184)  215,555,627   (133,958,551)  237,890,920    (92,978,097)  198,493,058
--------------    --------------  -------------  ------------  -------------  ------------  -------------  ------------
  (153,716,125)      517,417,613   (209,696,408)  278,820,486   (184,925,210)  319,075,405   (133,835,158)  255,781,814

 2,838,371,406     2,320,953,793    708,276,225   429,455,739    973,077,970   654,002,565    681,352,885   425,571,071
--------------    --------------  -------------  ------------  -------------  ------------  -------------  ------------
$2,684,655,281    $2,838,371,406  $ 498,579,817  $708,276,225  $ 788,152,760  $973,077,970  $ 547,517,727  $681,352,885
==============    ==============  =============  ============  =============  ============  =============  ============
   246,540,507       219,165,007     67,762,156    46,324,115     99,996,567    74,171,132     68,780,259    48,273,538
--------------    --------------  -------------  ------------  -------------  ------------  -------------  ------------
   111,625,366       129,660,898     48,571,414    59,014,593     47,421,947    53,061,260     50,478,380    58,397,385
  (122,904,505)     (102,285,398)   (66,538,707)  (37,576,552)   (63,464,666)  (27,235,825)   (62,551,815)  (37,890,664)
--------------    --------------  -------------  ------------  -------------  ------------  -------------  ------------
   235,261,368       246,540,507     49,794,863    67,762,156     83,953,848    99,996,567     56,706,824    68,780,259
==============    ==============  =============  ============  =============  ============  =============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                       SUBACCOUNTS
                                   -----------------------------------------------------------------------------------
                                    AST HORIZON MODERATE ASSET    AST FI PYRAMIS(R) ASSET   AST WESTERN ASSET CORE PLUS
                                       ALLOCATION PORTFOLIO        ALLOCATION PORTFOLIO           BOND PORTFOLIO
                                   ---------------------------  --------------------------  --------------------------
                                     01/01/2011    01/01/2010    01/01/2011    01/01/2010    01/01/2011    01/01/2010
                                         TO            TO            TO            TO            TO            TO
                                     12/31/2011    12/31/2010    12/31/2011    12/31/2010    12/31/2011    12/31/2010
                                   -------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $ (10,452,701) $ (9,821,013) $ (5,361,693) $ (4,164,165) $  3,505,801  $   (628,119)
  Capital gains distributions
   received.......................    41,850,951             0    12,971,083             0     5,948,414     2,219,544
  Realized gain (loss) on shares
   redeemed.......................    46,037,084    23,634,559     9,452,561    21,347,362    21,240,637     4,914,423
  Net change in unrealized gain
   (loss) on investments..........  (109,286,499)   60,627,410   (46,524,473)   13,247,583   (13,458,736)   13,247,325
                                   -------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (31,851,165)   74,440,956   (29,462,522)   30,430,780    17,236,116    19,753,173
                                   -------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    24,621,719   176,201,588    13,428,276    61,189,091    12,187,070    39,759,393
  Surrenders, withdrawals and
   death benefits.................   (26,455,398)  (22,486,809)  (10,628,426)   (7,689,670)  (23,476,916)  (20,339,837)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (104,552,695)   69,693,893   (57,887,859)   (6,165,987)  (15,227,395)   70,229,660
  Withdrawal and other
   charges........................    (6,430,478)   (5,496,554)   (2,478,312)   (2,148,715)   (2,286,448)   (1,856,697)
                                   -------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (112,816,852)  217,912,118   (57,566,321)   45,184,719   (28,803,689)   87,792,519
                                   -------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (144,668,017)  292,353,074   (87,028,843)   75,615,499   (11,567,573)  107,545,692

NET ASSETS
  Beginning of period.............   912,003,915   619,650,841   358,392,713   282,777,214   400,318,163   292,772,471
                                   -------------  ------------  ------------  ------------  ------------  ------------
  End of period................... $ 767,335,898  $912,003,915  $271,363,870  $358,392,713  $388,750,590  $400,318,163
                                   =============  ============  ============  ============  ============  ============

  Beginning units.................    88,962,542    66,502,162    37,008,706    32,643,241    37,019,192    28,704,501
                                   -------------  ------------  ------------  ------------  ------------  ------------
  Units issued....................    38,979,157    49,003,005    26,500,426    28,681,130    33,159,444    32,357,633
  Units redeemed..................   (51,440,477)  (26,542,625)  (34,210,044)  (24,315,665)  (35,709,015)  (24,042,942)
                                   -------------  ------------  ------------  ------------  ------------  ------------
  Ending units....................    76,501,222    88,962,542    29,299,088    37,008,706    34,469,621    37,019,192
                                   =============  ============  ============  ============  ============  ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                       SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
                           COLUMBIA VARIABLE PORTFOLIO -     COLUMBIA FEDERAL     COLUMBIA VARIABLE PORTFOLIO -
 DAVIS VALUE PORTFOLIO       ASSET ALLOCATION FUND         SECURITIES FUND, VS        MONEY MARKET FUND
-----------------------    ----------------------------  -----------------------  ----------------------------
01/01/2011     01/01/2010   01/01/2011     01/01/2010     01/01/2011  01/01/2010   01/01/2011     01/01/2010
    TO             TO           TO             TO             TO          TO           TO             TO
12/31/2011     12/31/2010   12/31/2011     12/31/2010    04/29/2011** 12/31/2010   12/31/2011     12/31/2010
----------    -----------   -----------    -----------   ------------ ----------   -----------    -----------
$   (9,321)   $    (6,818) $    89,967    $   105,078    $    57,517  $   52,604  $   (12,693)   $   (12,463)
    95,038              0            0              0              0           0            0              0
  (101,483)      (435,335)     113,317            335        (75,985)    (26,956)           0              0
   (60,276)       602,553     (271,869)       647,950         36,406      31,631            0              0
----------    -----------   -----------    -----------   -----------  ----------   -----------    -----------

   (76,042)       160,400      (68,585)       753,363         17,938      57,279      (12,693)       (12,463)
----------    -----------   -----------    -----------   -----------  ----------   -----------    -----------

     3,536              0        3,294        174,470            451      42,197        3,022         12,277
  (321,390)      (800,996)    (818,369)      (696,633)       (37,065)   (246,576)  (1,674,976)    (1,668,343)
   (24,499)      (242,219)    (338,548)      (584,152)    (1,403,305)    (74,193)   1,728,256      1,439,428
    (4,423)        (5,669)      (8,134)        (9,551)          (936)     (2,227)      (3,612)        (3,526)
----------    -----------   -----------    -----------   -----------  ----------   -----------    -----------

  (346,776)    (1,048,884)  (1,161,757)    (1,115,866)    (1,440,855)   (280,799)      52,690       (220,164)
----------    -----------   -----------    -----------   -----------  ----------   -----------    -----------

  (422,818)      (888,484)  (1,230,342)      (362,503)    (1,422,917)   (223,520)      39,997       (232,627)

 1,613,857      2,502,341    6,644,230      7,006,733      1,422,917   1,646,437    1,142,164      1,374,791
----------    -----------   -----------    -----------   -----------  ----------   -----------    -----------
$1,191,039    $ 1,613,857  $ 5,413,888    $ 6,644,230    $         0  $1,422,917  $ 1,182,161    $ 1,142,164
==========    ===========   ===========    ===========   ===========  ==========   ===========    ===========

   147,415        254,275      420,821        487,141        116,487     133,595      104,456        124,513
----------    -----------   -----------    -----------   -----------  ----------   -----------    -----------
     8,218          6,173        9,550         20,403             43       6,593      248,185        144,333
   (40,428)      (113,033)     (81,057)       (86,723)      (116,530)    (23,701)    (243,437)      (164,390)
----------    -----------   -----------    -----------   -----------  ----------   -----------    -----------
   115,205        147,415      349,314        420,821              0     116,487      109,204        104,456
==========    ===========   ===========    ===========   ===========  ==========   ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                 SUBACCOUNTS
                                   ---------------------------------------------------------------------------------
                                   COLUMBIA VARIABLE PORTFOLIO - COLUMBIA LARGE CAP GROWTH PRUDENTIAL SP INTERNATIONAL
                                   SMALL COMPANY GROWTH FUND             FUND, VS              GROWTH PORTFOLIO
                                   ----------------------------  -----------------------   --------------------------
                                   01/01/2011     01/01/2010      01/01/2011   01/01/2010   01/01/2011    01/01/2010
                                       TO             TO              TO           TO           TO            TO
                                   12/31/2011     12/31/2010     04/29/2011**  12/31/2010   12/31/2011    12/31/2010
                                   ----------     ----------     ------------  ----------  -----------   -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (4,795)      $ (5,188)     $     4,780   $  (20,640) $   (26,034)  $    (9,592)
  Capital gains distributions
   received.......................         0              0                0            0            0             0
  Realized gain (loss) on shares
   redeemed.......................    54,949         24,669        1,417,287       83,835      601,132    (2,481,963)
  Net change in unrealized gain
   (loss) on investments..........   (66,559)       107,644         (925,648)     686,344   (2,269,835)    3,641,773
                                   ---------       --------      -----------   ----------  -----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (16,405)       127,125          496,419      749,539   (1,694,737)    1,150,218
                                   ---------       --------      -----------   ----------  -----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     1,350          1,536              681       35,575       76,799       148,956
  Surrenders, withdrawals and
   death benefits.................  (149,135)       (69,939)        (272,749)    (545,550)  (1,073,832)   (2,106,689)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (25,103)          (979)      (5,366,221)    (325,560)    (640,688)   (1,469,940)
  Withdrawal and other
   charges........................    (1,072)        (1,164)          (2,549)      (8,474)     (14,118)      (15,782)
                                   ---------       --------      -----------   ----------  -----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (173,960)       (70,546)      (5,640,838)    (844,009)  (1,651,839)   (3,443,455)
                                   ---------       --------      -----------   ----------  -----------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (190,365)        56,579       (5,144,419)     (94,470)  (3,346,576)   (2,293,237)

NET ASSETS
  Beginning of period.............   577,876        521,297        5,144,419    5,238,889   11,237,050    13,530,287
                                   ---------       --------      -----------   ----------  -----------   -----------
  End of period................... $ 387,511       $577,876      $         0   $5,144,419  $ 7,890,474   $11,237,050
                                   =========       ========      ===========   ==========  ===========   ===========

  Beginning units.................    29,597         33,934          428,939      508,117      897,050     1,212,810
                                   ---------       --------      -----------   ----------  -----------   -----------
  Units issued....................        72             90              562        9,406      284,613       310,483
  Units redeemed..................    (8,445)        (4,427)        (429,501)     (88,584)    (431,565)     (626,243)
                                   ---------       --------      -----------   ----------  -----------   -----------
  Ending units....................    21,224         29,597                0      428,939      750,098       897,050
                                   =========       ========      ===========   ==========  ===========   ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                         SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                                       FIRST TRUST TARGET FOCUS FOUR  GLOBAL DIVIDEND TARGET 15
NVIT DEVELOPING MARKETS FUND THE DOW DART 10 PORTFOLIO         PORTFOLIO                      PORTFOLIO
--------------------------   -----------------------   ----------------------------  --------------------------
 01/01/2011     01/01/2010   01/01/2011    01/01/2010   01/01/2011     01/01/2010     01/01/2011    01/01/2010
     TO             TO           TO            TO           TO             TO             TO            TO
 12/31/2011     12/31/2010   12/31/2011    12/31/2010   12/31/2011     12/31/2010     12/31/2011    12/31/2010
------------   ------------  ----------   -----------   -----------    -----------   ------------  ------------
$ (1,541,843)  $ (2,551,635) $  (94,147)  $   (89,117) $  (175,620)   $  (184,472)   $   (525,150) $   (660,562)
           0              0           0             0            0              0               0             0
  13,793,780     18,741,371   1,027,783       (73,294)   1,080,819      2,110,362         720,445    (5,958,750)
 (42,708,596)      (422,470)   (594,236)      899,612   (2,527,219)      (413,243)     (3,304,854)    8,776,297
------------   ------------  ----------   -----------   -----------    -----------   ------------  ------------

 (30,456,659)    15,767,266     339,400       737,201   (1,622,020)     1,512,647      (3,109,559)    2,156,985
------------   ------------  ----------   -----------   -----------    -----------   ------------  ------------

   1,429,715      2,927,858      47,830        76,641      294,924        563,987         468,885     1,006,880
 (18,169,039)   (22,310,978)   (671,264)   (1,028,306)  (2,097,434)    (1,823,978)     (4,451,225)   (6,836,811)
 (41,393,180)   (21,853,722)    264,862     1,571,931     (271,742)      (713,763)     (4,757,989)   (6,668,471)
    (121,526)      (157,585)     (6,610)       (7,186)     (13,577)       (14,853)        (35,383)      (41,691)
------------   ------------  ----------   -----------   -----------    -----------   ------------  ------------

 (58,254,030)   (41,394,427)   (365,182)      613,080   (2,087,829)    (1,988,607)     (8,775,712)  (12,540,093)
------------   ------------  ----------   -----------   -----------    -----------   ------------  ------------

 (88,710,689)   (25,627,161)    (25,782)    1,350,281   (3,709,849)      (475,960)    (11,885,271)  (10,383,108)

 163,952,100    189,579,261   6,797,544     5,447,263   10,720,945     11,196,905      36,491,179    46,874,287
------------   ------------  ----------   -----------   -----------    -----------   ------------  ------------
$ 75,241,411   $163,952,100  $6,771,762   $ 6,797,544  $ 7,011,096    $10,720,945    $ 24,605,908  $ 36,491,179
============   ============  ==========   ===========   ===========    ===========   ============  ============

   6,635,573      8,668,240     626,791       591,358    1,562,752      1,949,307       2,172,888     3,011,343
------------   ------------  ----------   -----------   -----------    -----------   ------------  ------------
   2,481,367      4,872,249     401,824       379,678    1,216,900        786,158         805,855     1,454,853
  (5,026,766)    (6,904,916)   (439,712)     (344,245)  (1,597,134)    (1,172,713)     (1,378,821)   (2,293,308)
------------   ------------  ----------   -----------   -----------    -----------   ------------  ------------
   4,090,174      6,635,573     588,903       626,791    1,182,518      1,562,752       1,599,922     2,172,888
============   ============  ==========   ===========   ===========    ===========   ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                    SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                   NASDAQ TARGET 15 PORTFOLIO  S&P TARGET 24 PORTFOLIO  TARGET MANAGED VIP PORTFOLIO
                                   ------------------------   ------------------------  ---------------------------
                                    01/01/2011    01/01/2010   01/01/2011   01/01/2010   01/01/2011     01/01/2010
                                        TO            TO           TO           TO           TO             TO
                                    12/31/2011    12/31/2010   12/31/2011   12/31/2010   12/31/2011     12/31/2010
                                   -----------   -----------  -----------  -----------   -----------   -----------
OPERATIONS
  Net investment income
   (loss)......................... $   (86,809)  $   (57,547) $  (158,992) $  (137,264) $  (429,039)   $  (475,253)
  Capital gains distributions
   received.......................           0             0            0            0            0              0
  Realized gain (loss) on shares
   redeemed.......................   1,442,256       658,256    2,354,410      477,096   (1,430,515)    (6,222,133)
  Net change in unrealized gain
   (loss) on investments..........  (1,326,797)      552,534   (1,848,400)     838,360      934,927     10,769,127
                                   -----------   -----------  -----------  -----------   -----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................      28,650     1,153,243      347,018    1,178,192     (924,627)     4,071,741
                                   -----------   -----------  -----------  -----------   -----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      46,075        95,428      195,930      307,489      278,084        412,480
  Surrenders, withdrawals and
   death benefits.................    (525,878)   (1,292,257)  (1,815,702)  (1,055,794)  (3,318,209)    (3,712,608)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (2,845,855)    4,929,989      970,822     (206,473)  (3,800,866)    (4,038,070)
  Withdrawal and other
   charges........................      (4,172)       (3,677)     (13,531)     (12,504)     (52,460)       (59,687)
                                   -----------   -----------  -----------  -----------   -----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (3,329,830)    3,729,483     (662,481)    (967,282)  (6,893,451)    (7,397,885)
                                   -----------   -----------  -----------  -----------   -----------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (3,301,180)    4,882,726     (315,463)     210,910   (7,818,078)    (3,326,144)

NET ASSETS
  Beginning of period.............   7,702,423     2,819,697    9,500,148    9,289,238   27,841,580     31,167,724
                                   -----------   -----------  -----------  -----------   -----------   -----------
  End of period................... $ 4,401,243   $ 7,702,423  $ 9,184,685  $ 9,500,148  $20,023,502    $27,841,580
                                   ===========   ===========  ===========  ===========   ===========   ===========

  Beginning units.................     786,515       384,092      915,334    1,052,970    2,782,763      3,631,427
                                   -----------   -----------  -----------  -----------   -----------   -----------
  Units issued....................     414,824       710,199      990,376      515,035      835,741        949,298
  Units redeemed..................    (746,920)     (307,776)  (1,087,946)    (652,671)  (1,531,042)    (1,797,962)
                                   -----------   -----------  -----------  -----------   -----------   -----------
  Ending units....................     454,419       786,515      817,764      915,334    2,087,462      2,782,763
                                   ===========   ===========  ===========  ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                         SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                THE DOW TARGET DIVIDEND
VALUE LINE TARGET 25 PORTFOLIO         PORTFOLIO             PROFUND VP ASIA 30          PROFUND VP BANKS
-----------------------------  ------------------------  --------------------------  ------------------------
 01/01/2011      01/01/2010     01/01/2011   01/01/2010   01/01/2011    01/01/2010    01/01/2011   01/01/2010
     TO              TO             TO           TO           TO            TO            TO           TO
 12/31/2011      12/31/2010     12/31/2011   12/31/2010   12/31/2011    12/31/2010    12/31/2011   12/31/2010
 -----------     -----------   -----------  -----------  ------------  ------------  -----------  -----------
$  (149,945)    $  (165,822)   $  (349,965) $  (384,662) $   (624,860) $   (876,763) $   (76,233) $  (119,506)
          0               0              0            0     2,670,634             0            0            0
 (2,766,737)     (2,653,733)     3,347,144   (2,581,643)   (5,995,379)     (518,353)    (760,864)    (983,108)
    275,087       5,665,941     (2,365,707)   5,994,271    (7,441,552)    2,747,303     (450,539)     903,105
 -----------     -----------   -----------  -----------  ------------  ------------  -----------  -----------

 (2,641,595)      2,846,386        631,472    3,027,966   (11,391,157)    1,352,187   (1,287,636)    (199,509)
 -----------     -----------   -----------  -----------  ------------  ------------  -----------  -----------

    134,129         328,622        253,629      399,682       353,215       767,460       26,065       61,278
 (1,856,773)     (1,848,999)    (2,892,914)  (3,434,906)   (6,664,905)  (10,066,644)  (1,017,242)    (924,025)
 (1,092,026)         65,026      1,490,935     (222,685)  (20,466,244)  (14,749,313)  (2,069,779)     755,588
    (10,930)        (13,243)       (31,921)     (33,906)      (46,839)      (49,361)      (4,130)      (6,097)
 -----------     -----------   -----------  -----------  ------------  ------------  -----------  -----------

 (2,825,600)     (1,468,594)    (1,180,271)  (3,291,815)  (26,824,773)  (24,097,858)  (3,065,086)    (113,256)
 -----------     -----------   -----------  -----------  ------------  ------------  -----------  -----------

 (5,467,195)      1,377,792       (548,799)    (263,849)  (38,215,930)  (22,745,671)  (4,352,722)    (312,765)

 12,604,739      11,226,947     22,288,195   22,552,044    59,466,007    82,211,678    6,663,091    6,975,856
 -----------     -----------   -----------  -----------  ------------  ------------  -----------  -----------
$ 7,137,544     $12,604,739    $21,739,396  $22,288,195  $ 21,250,077  $ 59,466,007  $ 2,310,369  $ 6,663,091
 ===========     ===========   ===========  ===========  ============  ============  ===========  ===========

  1,410,791       1,700,907      2,628,048    3,040,228     2,412,977     3,728,153    1,298,049    1,443,067
 -----------     -----------   -----------  -----------  ------------  ------------  -----------  -----------
    285,723         321,520      1,828,047    2,397,883     2,281,979     6,932,203    5,361,980    8,718,088
   (600,678)       (611,636)    (2,002,221)  (2,810,063)   (3,485,977)   (8,247,379)  (6,041,774)  (8,863,106)
 -----------     -----------   -----------  -----------  ------------  ------------  -----------  -----------
  1,095,836       1,410,791      2,453,874    2,628,048     1,208,979     2,412,977      618,255    1,298,049
 ===========     ===========   ===========  ===========  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                         PROFUND VP BEAR       PROFUND VP BIOTECHNOLOGY  PROFUND VP BASIC MATERIALS
                                   --------------------------  ------------------------  -------------------------
                                    01/01/2011    01/01/2010    01/01/2011   01/01/2010   01/01/2011    01/01/2010
                                        TO            TO            TO           TO           TO            TO
                                    12/31/2011    12/31/2010    12/31/2011   12/31/2010   12/31/2011    12/31/2010
                                   ------------  ------------  -----------  -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $   (336,330) $   (645,512) $  (107,165) $  (138,731) $   (528,773) $  (438,272)
  Capital gains distributions
   received.......................            0             0            0            0             0            0
  Realized gain (loss) on shares
   redeemed.......................   (2,790,312)   (9,744,950)    (298,285)     173,024     6,105,644    3,315,697
  Net change in unrealized gain
   (loss) on investments..........      314,431       374,910       68,256        2,182   (11,683,851)   4,475,258
                                   ------------  ------------  -----------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (2,812,211)  (10,015,552)    (337,194)      36,475    (6,106,980)   7,352,683
                                   ------------  ------------  -----------  -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................       41,661       711,410       34,195      116,720       306,112      545,335
  Surrenders, withdrawals and
   death benefits.................   (2,598,510)   (6,214,614)  (1,134,085)  (1,427,215)   (4,825,290)  (5,877,535)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    2,224,084     3,226,915      307,187     (684,131)  (27,524,222)  (1,957,758)
  Withdrawal and other
   charges........................      (21,083)      (35,701)      (4,843)      (7,190)      (28,330)     (33,107)
                                   ------------  ------------  -----------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................     (353,848)   (2,311,990)    (797,546)  (2,001,816)  (32,071,730)  (7,323,065)
                                   ------------  ------------  -----------  -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   (3,166,059)  (12,327,542)  (1,134,740)  (1,965,341)  (38,178,710)      29,618

NET ASSETS
  Beginning of period.............   21,389,653    33,717,195    5,904,889    7,870,230    55,254,023   55,224,405
                                   ------------  ------------  -----------  -----------  ------------  -----------
  End of period................... $ 18,223,594  $ 21,389,653  $ 4,770,149  $ 5,904,889  $ 17,075,313  $55,254,023
                                   ============  ============  ===========  ===========  ============  ===========

  Beginning units.................    3,980,611     5,156,853      569,921      789,902     3,099,368    3,953,759
                                   ------------  ------------  -----------  -----------  ------------  -----------
  Units issued....................   36,327,055    50,760,339    2,411,085    2,249,517     3,654,025    7,291,657
  Units redeemed..................  (36,464,847)  (51,936,581)  (2,536,843)  (2,469,498)   (5,596,526)  (8,146,048)
                                   ------------  ------------  -----------  -----------  ------------  -----------
  Ending units....................    3,842,819     3,980,611      444,163      569,921     1,156,867    3,099,368
                                   ============  ============  ===========  ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                                                 PROFUND VP                PROFUND VP
   PROFUND VP ULTRABULL             PROFUND VP BULL           CONSUMER SERVICES     CONSUMER GOODS PORTFOLIO
--------------------------    --------------------------  ------------------------  ------------------------
 01/01/2011      01/01/2010    01/01/2011    01/01/2010    01/01/2011   01/01/2010   01/01/2011   01/01/2010
     TO              TO            TO            TO            TO           TO           TO           TO
 12/31/2011      12/31/2010    12/31/2011    12/31/2010    12/31/2011   12/31/2010   12/31/2011   12/31/2010
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
$   (178,058)   $   (193,815) $   (829,426) $   (816,717) $  (150,176) $  (188,560) $  (112,144) $  (129,720)
   1,046,572               0       842,515             0            0            0            0            0
  (1,980,578)      1,991,482      (904,822)    4,694,940    1,386,494       10,325    1,156,118    1,316,064
    (549,671)         62,795    (2,142,095)      812,337   (1,180,383)   1,209,603   (1,084,724)     762,619
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

  (1,661,735)      1,860,462    (3,033,828)    4,690,560       55,935    1,031,368      (40,750)   1,948,963
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

      76,556         136,303       389,583       609,784      194,779    1,295,825      263,020    1,138,636
  (1,857,027)     (1,404,457)   (9,046,223)   (9,406,733)    (908,415)  (1,382,680)  (1,884,270)  (1,685,831)
   2,253,736      (5,783,367)   15,611,956    (7,479,587)  (6,492,923)   9,029,330      592,377     (731,509)
     (11,493)        (15,924)      (68,536)      (69,742)     (25,685)     (24,202)     (42,332)     (33,782)
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

     461,772      (7,067,445)    6,886,780   (16,346,278)  (7,232,244)   8,918,273   (1,071,205)  (1,312,486)
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

  (1,199,963)     (5,206,983)    3,852,952   (11,655,718)  (7,176,309)   9,949,641   (1,111,955)     636,477

  12,189,679      17,396,662    57,453,486    69,109,204   15,545,714    5,596,073   17,147,765   16,511,288
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
$ 10,989,716    $ 12,189,679  $ 61,306,438  $ 57,453,486  $ 8,369,405  $15,545,714  $16,035,810  $17,147,765
============    ============  ============  ============  ===========  ===========  ===========  ===========

   1,807,351       3,111,939     5,434,551     7,235,296    1,604,048      669,864    1,382,231    1,551,165
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
  17,024,284      16,785,763    34,920,185    34,450,807    2,245,854    5,675,807    3,917,206    5,053,491
 (17,044,472)    (18,090,351)  (34,350,336)  (36,251,552)  (3,026,540)  (4,741,623)  (4,056,231)  (5,222,425)
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
   1,787,163       1,807,351     6,004,400     5,434,551      823,362    1,604,048    1,243,206    1,382,231
============    ============  ============  ============  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                      PROFUND VP OIL & GAS       PROFUND VP EUROPE 30       PROFUND VP FINANCIALS
                                   -------------------------  --------------------------  ------------------------
                                    01/01/2011    01/01/2010   01/01/2011    01/01/2010    01/01/2011   01/01/2010
                                        TO            TO           TO            TO            TO           TO
                                    12/31/2011    12/31/2010   12/31/2011    12/31/2010    12/31/2011   12/31/2010
                                   ------------  -----------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $   (926,323) $  (627,591) $   (111,946) $     96,807  $  (256,062) $  (257,609)
  Capital gains distributions
   received.......................            0            0             0             0            0            0
  Realized gain (loss) on shares
   redeemed.......................   10,615,101     (686,156)   (1,482,897)   (1,277,023)    (379,315)    (527,424)
  Net change in unrealized gain
   (loss) on investments..........  (10,699,144)   8,176,133    (2,104,867)   (1,373,438)  (2,242,990)   1,355,549
                                   ------------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (1,010,366)   6,862,386    (3,699,710)   (2,553,654)  (2,878,367)     570,516
                                   ------------  -----------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      802,156      866,722       142,175       115,109      320,129    1,926,883
  Surrenders, withdrawals and
   death benefits.................   (7,818,953)  (7,669,464)   (5,050,029)   (5,354,864)  (1,332,237)  (1,304,669)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (12,566,765)   1,796,191   (14,358,027)   (5,062,167)  (3,423,980)    (955,216)
  Withdrawal and other
   charges........................      (59,249)     (56,321)      (16,582)      (19,150)     (56,338)     (62,356)
                                   ------------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (19,642,811)  (5,062,872)  (19,282,463)  (10,321,072)  (4,492,426)    (395,358)
                                   ------------  -----------  ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (20,653,177)   1,799,514   (22,982,173)  (12,874,726)  (7,370,793)     175,158

NET ASSETS
  Beginning of period.............   64,390,227   62,590,713    34,023,995    46,898,721   18,134,344   17,959,186
                                   ------------  -----------  ------------  ------------  -----------  -----------
  End of period................... $ 43,737,050  $64,390,227  $ 11,041,822  $ 34,023,995  $10,763,551  $18,134,344
                                   ============  ===========  ============  ============  ===========  ===========

  Beginning units.................    3,005,340    3,394,833     3,144,021     4,394,420    2,566,539    2,797,510
                                   ------------  -----------  ------------  ------------  -----------  -----------
  Units issued....................    5,461,360    6,231,784     4,685,124     8,098,640    2,745,573    8,040,323
  Units redeemed..................   (6,410,509)  (6,621,277)   (6,652,841)   (9,349,039)  (3,505,740)  (8,271,294)
                                   ------------  -----------  ------------  ------------  -----------  -----------
  Ending units....................    2,056,191    3,005,340     1,176,304     3,144,021    1,806,372    2,566,539
                                   ============  ===========  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
        PROFUND VP                                              ACCESS VP
   U.S. GOVERNMENT PLUS        PROFUND VP HEALTH CARE        HIGH YIELD FUND       PROFUND VP INDUSTRIALS
--------------------------    ------------------------  ------------------------  ------------------------
 01/01/2011      01/01/2010    01/01/2011   01/01/2010   01/01/2011   01/01/2010   01/01/2011   01/01/2010
     TO              TO            TO           TO           TO           TO           TO           TO
 12/31/2011      12/31/2010    12/31/2011   12/31/2010   12/31/2011   12/31/2010   12/31/2011   12/31/2010
------------    ------------  -----------  -----------  -----------  -----------  -----------  -----------
$   (476,149)   $   (569,154) $  (331,815) $  (237,646) $  (166,672) $ 2,421,430  $  (223,434) $  (234,853)
           0               0            0            0      519,162            0            0            0
  10,104,394       3,213,068      291,937    1,333,539     (424,332)     307,747     (139,690)   1,578,806
   4,328,862      (1,036,769)    (520,841)    (748,912)      47,295     (556,087)  (1,181,478)   1,062,363
------------    ------------  -----------  -----------  -----------  -----------  -----------  -----------

  13,957,107       1,607,145     (560,719)     346,981      (24,547)   2,173,090   (1,544,602)   2,406,316
------------    ------------  -----------  -----------  -----------  -----------  -----------  -----------

     115,153         772,327      578,382    1,694,263       48,250      116,045      214,327    1,718,850
  (4,786,556)     (7,947,928)  (2,316,409)  (2,180,488)  (3,625,476)  (2,809,360)  (1,730,022)  (1,869,090)
   4,472,075        (732,144)   3,549,612   (5,653,164)  26,487,020    1,730,552   (3,707,892)    (460,450)
     (26,954)        (45,886)     (65,654)     (50,894)      (8,633)      (8,693)     (45,018)     (42,175)
------------    ------------  -----------  -----------  -----------  -----------  -----------  -----------

    (226,282)     (7,953,631)   1,745,931   (6,190,283)  22,901,161     (971,456)  (5,268,605)    (652,865)
------------    ------------  -----------  -----------  -----------  -----------  -----------  -----------

  13,730,825      (6,346,486)   1,185,212   (5,843,302)  22,876,614    1,201,634   (6,813,207)   1,753,451

  28,659,025      35,005,511   16,608,823   22,452,125   18,991,832   17,790,198   15,943,215   14,189,764
------------    ------------  -----------  -----------  -----------  -----------  -----------  -----------
$ 42,389,850    $ 28,659,025  $17,794,035  $16,608,823  $41,868,446  $18,991,832  $ 9,130,008  $15,943,215
============    ============  ===========  ===========  ===========  ===========  ===========  ===========

   2,138,497       2,832,031    1,736,274    2,393,753    1,290,923    1,387,578    1,255,274    1,347,830
------------    ------------  -----------  -----------  -----------  -----------  -----------  -----------
  14,005,905      23,766,697    6,209,198    4,090,987    7,350,771    6,071,059    4,210,320    5,626,431
 (13,884,312)    (24,460,231)  (6,221,980)  (4,748,466)  (5,833,689)  (6,167,714)  (4,713,671)  (5,718,987)
------------    ------------  -----------  -----------  -----------  -----------  -----------  -----------
   2,260,090       2,138,497    1,723,492    1,736,274    2,808,005    1,290,923      751,923    1,255,274
============    ============  ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                      PROFUND VP INTERNET         PROFUND VP JAPAN      PROFUND VP PRECIOUS METALS
                                   -------------------------  ------------------------  --------------------------
                                    01/01/2011    01/01/2010   01/01/2011   01/01/2010   01/01/2011    01/01/2010
                                        TO            TO           TO           TO           TO            TO
                                    12/31/2011    12/31/2010   12/31/2011   12/31/2010   12/31/2011    12/31/2010
                                   ------------  -----------  -----------  -----------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $   (123,728) $  (142,557) $  (119,894) $  (164,918) $ (1,697,182) $ (1,791,034)
  Capital gains distributions
   received.......................      273,931      320,197            0            0     1,875,748             0
  Realized gain (loss) on shares
   redeemed.......................    1,712,642      892,147   (1,451,451)    (683,497)    6,412,557    15,035,695
  Net change in unrealized gain
   (loss) on investments..........   (2,226,476)   1,004,339     (694,057)    (208,486)  (33,215,189)   15,373,102
                                   ------------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................     (363,631)   2,074,126   (2,265,402)  (1,056,901)  (26,624,066)   28,617,763
                                   ------------  -----------  -----------  -----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................       42,613       58,471      108,067      111,619     1,092,894     1,483,770
  Surrenders, withdrawals and
   death benefits.................   (1,166,585)  (1,244,251)  (1,224,271)  (1,647,843)  (13,472,666)  (15,109,482)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (11,198,684)   1,501,540   (2,080,642)    (680,038)  (26,232,855)   15,853,229
  Withdrawal and other
   charges........................       (5,160)      (6,264)      (7,148)      (7,643)      (84,287)      (84,605)
                                   ------------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (12,327,816)     309,496   (3,203,994)  (2,223,905)  (38,696,914)    2,142,912
                                   ------------  -----------  -----------  -----------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (12,691,447)   2,383,622   (5,469,396)  (3,280,806)  (65,320,980)   30,760,675

NET ASSETS
  Beginning of period.............   16,904,165   14,520,543   10,269,280   13,550,086   140,601,934   109,841,259
                                   ------------  -----------  -----------  -----------  ------------  ------------
  End of period................... $  4,212,718  $16,904,165  $ 4,799,884  $10,269,280  $ 75,280,954  $140,601,934
                                   ============  ===========  ===========  ===========  ============  ============

  Beginning units.................      650,532      744,608    1,285,956    1,568,657     6,200,393     6,318,303
                                   ------------  -----------  -----------  -----------  ------------  ------------
  Units issued....................      437,893    1,371,603    4,194,896    4,259,158    11,029,037    13,003,201
  Units redeemed..................     (911,940)  (1,465,679)  (4,727,961)  (4,541,859)  (13,035,180)  (13,121,111)
                                   ------------  -----------  -----------  -----------  ------------  ------------
  Ending units....................      176,485      650,532      752,891    1,285,956     4,194,250     6,200,393
                                   ============  ===========  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
 PROFUND VP MID-CAP GROWTH     PROFUND VP MID-CAP VALUE   PROFUND VP PHARMACEUTICALS  PROFUND VP REAL ESTATE
--------------------------    --------------------------  ------------------------   ------------------------
 01/01/2011      01/01/2010    01/01/2011    01/01/2010    01/01/2011    01/01/2010   01/01/2011   01/01/2010
     TO              TO            TO            TO            TO            TO           TO           TO
 12/31/2011      12/31/2010    12/31/2011    12/31/2010    12/31/2011    12/31/2010   12/31/2011   12/31/2010
------------    ------------  ------------  ------------  -----------   -----------  -----------  -----------
$   (852,051)   $   (647,565) $   (338,952) $   (321,940) $   (21,222)  $   175,621  $  (286,872) $   388,414
           0               0             0             0            0             0            0            0
  (1,026,731)      6,933,150      (976,628)    4,958,667      (70,357)      (96,882)     641,712    2,379,971
  (3,396,526)      1,830,475      (683,149)     (246,869)     706,994      (221,556)    (718,950)    (109,759)
------------    ------------  ------------  ------------  -----------   -----------  -----------  -----------
  (5,275,308)      8,116,060    (1,998,729)    4,389,858      615,415      (142,817)    (364,110)   2,658,626
------------    ------------  ------------  ------------  -----------   -----------  -----------  -----------

     535,102         933,508       255,189       762,502       63,514       179,227      465,299    1,120,926
 (10,374,479)     (7,441,015)   (4,216,927)   (4,592,763)    (780,013)     (917,777)  (2,034,022)  (2,217,688)
 (22,926,138)     24,538,809     2,818,028    (6,036,795)   7,373,199    (5,320,923)  (2,076,531)  (2,103,589)
     (78,847)        (46,922)      (41,023)      (44,615)      (7,248)       (5,363)     (28,801)     (34,017)
------------    ------------  ------------  ------------  -----------   -----------  -----------  -----------

 (32,844,362)     17,984,380    (1,184,733)   (9,911,671)   6,649,452    (6,064,836)  (3,674,055)  (3,234,368)
------------    ------------  ------------  ------------  -----------   -----------  -----------  -----------

 (38,119,670)     26,100,440    (3,183,462)   (5,521,813)   7,264,867    (6,207,653)  (4,038,165)    (575,742)

  69,919,565      43,819,125    28,287,100    33,808,913    5,086,239    11,293,892   16,643,318   17,219,060
------------    ------------  ------------  ------------  -----------   -----------  -----------  -----------
$ 31,799,895    $ 69,919,565  $ 25,103,638  $ 28,287,100  $12,351,106   $ 5,086,239  $12,605,153  $16,643,318
============    ============  ============  ============  ===========   ===========  ===========  ===========

   4,928,250       3,961,436     2,068,855     2,943,714      650,106     1,421,729    1,045,159    1,324,867
------------    ------------  ------------  ------------  -----------   -----------  -----------  -----------
  15,900,638      21,069,008    10,902,164    13,058,559    3,574,543     2,871,807    3,085,054    6,098,174
 (18,468,976)    (20,102,194)  (11,050,740)  (13,933,418)  (2,821,061)   (3,643,430)  (3,370,914)  (6,377,882)
------------    ------------  ------------  ------------  -----------   -----------  -----------  -----------
   2,359,912       4,928,250     1,920,279     2,068,855    1,403,588       650,106      759,299    1,045,159
============    ============  ============  ============  ===========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                      SUBACCOUNTS
                                   --------------------------------------------------------------------------------
                                     PROFUND VP RISING RATES
                                           OPPORTUNITY            PROFUND VP NASDAQ-100    PROFUND VP SEMICONDUCTOR
                                   --------------------------  --------------------------  ------------------------
                                    01/01/2011    01/01/2010    01/01/2011    01/01/2010    01/01/2011   01/01/2010
                                        TO            TO            TO            TO            TO           TO
                                    12/31/2011    12/31/2010    12/31/2011    12/31/2010    12/31/2011   12/31/2010
                                   ------------  ------------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $   (427,339) $   (562,537) $   (486,739) $   (457,839) $   (40,109) $   (11,531)
  Capital gains distributions
   received.......................            0             0             0             0            0            0
  Realized gain (loss) on shares
   redeemed.......................   (8,077,689)   (7,429,230)      558,065     3,079,213     (121,148)      91,934
  Net change in unrealized gain
   (loss) on investments..........   (2,679,227)      383,455    (2,469,788)     (135,946)    (197,997)    (158,594)
                                   ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (11,184,255)   (7,608,312)   (2,398,462)    2,485,428     (359,254)     (78,191)
                                   ------------  ------------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      130,779       470,592       186,209       145,385        9,635       44,613
  Surrenders, withdrawals and
   death benefits.................   (4,149,040)   (4,686,055)   (4,484,472)   (4,256,411)    (405,156)    (554,469)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (6,930,516)   14,146,719    (6,213,870)   (1,344,872)    (259,136)  (4,650,519)
  Withdrawal and other
   charges........................      (23,174)      (33,529)      (30,723)      (37,609)      (1,512)      (1,635)
                                   ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (10,971,951)    9,897,727   (10,542,856)   (5,493,507)    (656,169)  (5,162,010)
                                   ------------  ------------  ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (22,156,206)    2,289,415   (12,941,318)   (3,008,079)  (1,015,423)  (5,240,201)

NET ASSETS
  Beginning of period.............   34,706,754    32,417,339    38,550,905    41,558,984    2,546,439    7,786,640
                                   ------------  ------------  ------------  ------------  -----------  -----------
  End of period................... $ 12,550,548  $ 34,706,754  $ 25,609,587  $ 38,550,905  $ 1,531,016  $ 2,546,439
                                   ============  ============  ============  ============  ===========  ===========

  Beginning units.................    8,233,308     6,287,216     4,004,792     5,150,822      387,235    1,312,985
                                   ------------  ------------  ------------  ------------  -----------  -----------
  Units issued....................   25,857,055    42,448,471    20,620,583    28,575,808    2,037,418    2,439,788
  Units redeemed..................  (29,261,794)  (40,502,379)  (21,867,581)  (29,721,838)  (2,178,350)  (3,365,538)
                                   ------------  ------------  ------------  ------------  -----------  -----------
  Ending units....................    4,828,569     8,233,308     2,757,794     4,004,792      246,303      387,235
                                   ============  ============  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
   PROFUND VP SMALL-CAP                                      PROFUND VP SHORT
          GROWTH              PROFUND VP SHORT MID-CAP          NASDAQ-100          PROFUND VP SHORT SMALL-CAP
--------------------------    ------------------------  --------------------------  --------------------------
 01/01/2011      01/01/2010    01/01/2011   01/01/2010   01/01/2011    01/01/2010    01/01/2011    01/01/2010
     TO              TO            TO           TO           TO            TO            TO            TO
 12/31/2011      12/31/2010    12/31/2011   12/31/2010   12/31/2011    12/31/2010    12/31/2011    12/31/2010
------------    ------------  -----------  -----------  ------------  ------------  ------------  ------------
$   (616,956)   $   (490,320) $   (30,910) $   (74,346) $   (114,153) $   (200,208) $    (68,797) $    (95,099)
      79,703               0            0            0             0             0             0             0
   1,277,013       1,054,206     (516,161)  (1,951,339)   (1,459,462)   (3,594,653)      175,421    (3,342,666)
  (3,863,965)      3,320,779       85,071       11,622       338,385       422,122         1,165       270,816
------------    ------------  -----------  -----------  ------------  ------------  ------------  ------------

  (3,124,205)      3,884,665     (462,000)  (2,014,063)   (1,235,230)   (3,372,739)      107,789    (3,166,949)
------------    ------------  -----------  -----------  ------------  ------------  ------------  ------------

     473,998         566,501        2,261      123,910        66,308        40,427         2,016        19,033
  (6,213,828)     (4,572,743)    (154,773)    (640,165)     (732,099)   (1,154,192)     (773,452)   (1,258,811)
  (9,965,234)     16,845,537    1,459,940      938,992     3,253,590     1,664,575       869,797       953,411
     (52,598)        (36,281)        (895)      (1,897)      (10,399)      (12,964)       (3,476)       (3,601)
------------    ------------  -----------  -----------  ------------  ------------  ------------  ------------

 (15,757,662)     12,803,014    1,306,533      420,840     2,577,400       537,846        94,885      (289,968)
------------    ------------  -----------  -----------  ------------  ------------  ------------  ------------

 (18,881,867)     16,687,679      844,533   (1,593,223)    1,342,170    (2,834,893)      202,674    (3,456,917)

  54,220,246      37,532,567    1,769,407    3,362,630     6,670,690     9,505,583     3,927,893     7,384,810
------------    ------------  -----------  -----------  ------------  ------------  ------------  ------------
$ 35,338,379    $ 54,220,246  $ 2,613,940  $ 1,769,407  $  8,012,860  $  6,670,690  $  4,130,567  $  3,927,893
============    ============  ===========  ===========  ============  ============  ============  ============

   3,712,325       3,213,302      374,376      518,967     2,018,684     2,233,150       840,511     1,097,749
------------    ------------  -----------  -----------  ------------  ------------  ------------  ------------
  10,777,452      12,193,367    4,917,905    5,828,118    33,513,168    33,057,151    14,825,949    19,204,661
 (12,013,404)    (11,694,344)  (4,690,820)  (5,972,709)  (32,749,037)  (33,271,617)  (14,680,112)  (19,461,899)
------------    ------------  -----------  -----------  ------------  ------------  ------------  ------------
   2,476,373       3,712,325      601,461      374,376     2,782,815     2,018,684       986,348       840,511
============    ============  ===========  ===========  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                    SUBACCOUNTS
                                   -----------------------------------------------------------------------------
                                                                                               PROFUND VP
                                   PROFUND VP SMALL-CAP VALUE   PROFUND VP TECHNOLOGY      TELECOMMUNICATIONS
                                   -------------------------  ------------------------  ------------------------
                                    01/01/2011   01/01/2010    01/01/2011   01/01/2010   01/01/2011   01/01/2010
                                        TO           TO            TO           TO           TO           TO
                                    12/31/2011   12/31/2010    12/31/2011   12/31/2010   12/31/2011   12/31/2010
                                   -----------  ------------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (288,549) $   (360,393) $  (156,625) $  (151,275) $   156,315  $   170,074
  Capital gains distributions
   received.......................           0             0            0            0            0            0
  Realized gain (loss) on shares
   redeemed.......................     894,662       128,441      487,215      563,298       37,793      784,278
  Net change in unrealized gain
   (loss) on investments..........  (1,719,831)    1,961,349   (1,217,948)    (512,927)    (740,030)     712,692
                                   -----------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (1,113,718)    1,729,397     (887,358)    (100,904)    (545,922)   1,667,044
                                   -----------  ------------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     260,615       964,487       29,834      145,624      447,750      742,378
  Surrenders, withdrawals and
   death benefits.................  (3,263,762)   (4,112,005)  (2,027,366)  (1,544,037)    (893,943)  (1,401,958)
  Net transfers between other
   subaccounts or fixed rate
   option.........................     360,133     8,406,920    2,674,537   (7,403,574)  (5,820,509)   3,907,236
  Withdrawal and other
   charges........................     (25,293)      (29,473)      (5,613)      (6,002)     (27,852)     (22,512)
                                   -----------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (2,668,307)    5,229,929      671,392   (8,807,989)  (6,294,554)   3,225,144
                                   -----------  ------------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (3,782,025)    6,959,326     (215,966)  (8,908,893)  (6,840,476)   4,892,188

NET ASSETS
  Beginning of period.............  22,662,562    15,703,236   10,700,360   19,609,253   14,077,393    9,185,205
                                   -----------  ------------  -----------  -----------  -----------  -----------
  End of period................... $18,880,537  $ 22,662,562  $10,484,394  $10,700,360  $ 7,236,917  $14,077,393
                                   ===========  ============  ===========  ===========  ===========  ===========

  Beginning units.................   1,786,699     1,490,849    1,440,130    2,843,365    1,766,778    1,333,082
                                   -----------  ------------  -----------  -----------  -----------  -----------
  Units issued....................   4,298,243    11,681,458    3,154,785    3,537,009    3,949,191    6,375,922
  Units redeemed..................  (4,465,933)  (11,385,608)  (3,185,874)  (4,940,244)  (4,818,538)  (5,942,226)
                                   -----------  ------------  -----------  -----------  -----------  -----------
  Ending units....................   1,619,009     1,786,699    1,409,041    1,440,130      897,431    1,766,778
                                   ===========  ============  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A51

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
  PROFUND VP ULTRAMID-CAP     PROFUND VP ULTRANASDAQ-100  PROFUND VP ULTRASMALL-CAP    PROFUND VP UTILITIES
--------------------------    --------------------------  -------------------------  ------------------------
 01/01/2011      01/01/2010    01/01/2011    01/01/2010    01/01/2011   01/01/2010    01/01/2011   01/01/2010
     TO              TO            TO            TO            TO           TO            TO           TO
 12/31/2011      12/31/2010    12/31/2011    12/31/2010    12/31/2011   12/31/2010    12/31/2011   12/31/2010
------------    ------------  ------------  ------------  -----------  ------------  -----------  -----------

$   (411,761)   $   (468,423) $   (471,031) $   (428,502) $  (192,429) $   (212,002) $   206,188  $   214,873

           0               0             0             0    3,392,923             0            0            0
     492,753       9,919,045     2,094,464     6,990,798   (3,786,147)    4,317,421    2,175,634      697,969
  (3,310,892)      1,433,166    (3,709,191)      872,473   (1,512,701)      744,214    1,400,989       40,108
------------    ------------  ------------  ------------  -----------  ------------  -----------  -----------

  (3,229,900)     10,883,788    (2,085,758)    7,434,769   (2,098,354)    4,849,633    3,782,811      952,950
------------    ------------  ------------  ------------  -----------  ------------  -----------  -----------


     237,298         275,680       200,834       913,631       98,079       146,641      477,010    1,504,424
  (3,152,680)     (3,938,399)   (3,378,306)   (2,684,765)  (2,031,694)   (1,878,878)  (3,369,923)  (3,003,948)
 (17,681,781)      1,722,379     2,562,108    (3,963,649)  (4,764,293)    3,263,091   10,295,178     (622,957)

     (24,594)        (29,035)      (33,041)      (37,077)      (9,398)      (11,130)     (74,726)     (60,855)
------------    ------------  ------------  ------------  -----------  ------------  -----------  -----------

 (20,621,757)     (1,969,375)     (648,405)   (5,771,860)  (6,707,306)    1,519,724    7,327,539   (2,183,336)
------------    ------------  ------------  ------------  -----------  ------------  -----------  -----------

 (23,851,657)      8,914,413    (2,734,163)    1,662,909   (8,805,660)    6,369,357   11,110,350   (1,230,386)

  38,605,710      29,691,297    29,712,605    28,049,696   17,476,274    11,106,917   25,613,300   26,843,686
------------    ------------  ------------  ------------  -----------  ------------  -----------  -----------
$ 14,754,053    $ 38,605,710  $ 26,978,442  $ 29,712,605  $ 8,670,614  $ 17,476,274  $36,723,650  $25,613,300
============    ============  ============  ============  ===========  ============  ===========  ===========

   2,833,583       3,144,207    17,474,379    22,194,231    1,784,211     1,693,213    2,038,857    2,236,472
------------    ------------  ------------  ------------  -----------  ------------  -----------  -----------
   8,653,189      17,088,268    32,067,523    42,658,845    7,282,171    14,763,423    5,699,530    4,252,468
 (10,205,061)    (17,398,892)  (36,067,583)  (47,378,697)  (7,937,950)  (14,672,425)  (5,201,635)  (4,450,083)
------------    ------------  ------------  ------------  -----------  ------------  -----------  -----------
   1,281,711       2,833,583    13,474,319    17,474,379    1,128,432     1,784,211    2,536,752    2,038,857
============    ============  ============  ============  ===========  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A52

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   ------------------------------------------------------------------------------
                                   PROFUND VP LARGE-CAP GROWTH PROFUND VP LARGE-CAP VALUE       RYDEX VT NOVA
                                   --------------------------  --------------------------  ----------------------
                                    01/01/2011    01/01/2010    01/01/2011    01/01/2010   01/01/2011  01/01/2010
                                        TO            TO            TO            TO           TO          TO
                                    12/31/2011    12/31/2010    12/31/2011    12/31/2010   12/31/2011  12/31/2010
                                   ------------  ------------  ------------  ------------  ----------  ----------
OPERATIONS
  Net investment income
   (loss)......................... $   (471,625) $   (498,399) $   (189,704) $   (172,329) $  (20,649) $  (20,672)
  Capital gains distributions
   received.......................            0             0             0             0           0           0
  Realized gain (loss) on shares
   redeemed.......................    1,426,884     4,096,343       (58,468)    2,018,841     121,530      54,944
  Net change in unrealized gain
   (loss) on investments..........   (2,077,992)     (751,921)   (1,066,034)      996,911    (128,165)    257,234
                                   ------------  ------------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (1,122,733)    2,846,023    (1,314,206)    2,843,423     (27,284)    291,506
                                   ------------  ------------  ------------  ------------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      236,026       642,052       190,964       788,717       3,048       1,696
  Surrenders, withdrawals and
   death benefits.................   (4,808,210)   (4,455,300)   (3,941,385)   (4,624,582)   (302,447)   (305,634)
  Net transfers between other
   subaccounts or fixed rate
   option.........................      (61,696)   (8,145,277)   (6,511,643)    3,639,862     (49,429)   (131,026)
  Withdrawal and other
   charges........................      (36,565)      (36,892)      (53,059)      (41,994)     (2,612)     (3,197)
                                   ------------  ------------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (4,670,445)  (11,995,417)  (10,315,123)     (237,997)   (351,440)   (438,161)
                                   ------------  ------------  ------------  ------------  ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   (5,793,178)   (9,149,394)  (11,629,329)    2,605,426    (378,724)   (146,655)

NET ASSETS
  Beginning of period.............   33,212,286    42,361,680    30,816,380    28,210,954   1,759,819   1,906,474
                                   ------------  ------------  ------------  ------------  ----------  ----------
  End of period................... $ 27,419,108  $ 33,212,286  $ 19,187,051  $ 30,816,380  $1,381,095  $1,759,819
                                   ============  ============  ============  ============  ==========  ==========

  Beginning units.................    3,155,232     4,505,376     3,322,025     3,399,210     325,867     418,198
                                   ------------  ------------  ------------  ------------  ----------  ----------
  Units issued....................    9,731,384     9,863,412     9,756,594    15,875,349      15,964       9,269
  Units redeemed..................  (10,315,378)  (11,213,556)  (10,971,606)  (15,952,534)    (79,867)   (101,600)
                                   ------------  ------------  ------------  ------------  ----------  ----------
  Ending units....................    2,571,238     3,155,232     2,107,013     3,322,025     261,964     325,867
                                   ============  ============  ============  ============  ==========  ==========

** Date subaccount was no longer available for investment


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A53

                                       SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
                            RYDEX VT INVERSE S&P 500                            INVESCO V.I. FINANCIAL SERVICES
   RYDEX VT NASDAQ-100            STRATEGY           INVESCO V.I. DYNAMICS FUND            FUND
------------------------    -----------------------  -------------------------  ------------------------------
 01/01/2011     01/01/2010  01/01/2011   01/01/2010   01/01/2011    01/01/2010   01/01/2011       01/01/2010
     TO             TO          TO           TO           TO            TO           TO               TO
 12/31/2011     12/31/2010  12/31/2011   12/31/2010  04/29/2011**   12/31/2010  04/29/2011**      12/31/2010
-----------    -----------  ----------   ----------  ------------  -----------  ------------      -----------
$  (135,154)   $  (146,839)  $ (1,854)    $ (2,489)  $   (147,195) $  (366,854) $    (66,629)    $  (294,951)
          0              0          0            0              0            0             0               0
   (354,282)      (892,809)   (11,242)     (12,366)     8,442,589   (3,683,437)    1,681,444       2,888,663
    606,520      2,647,549     (1,618)     (18,020)    (5,273,819)   8,262,078      (638,006)     (1,709,526)
-----------    -----------   --------     --------   ------------  -----------   ------------     -----------

    117,084      1,607,901    (14,714)     (32,875)     3,021,575    4,211,787       976,809         884,186
-----------    -----------   --------     --------   ------------  -----------   ------------     -----------

     35,547         32,388        271            0         78,692      364,564        90,568         401,811
 (1,374,076)    (1,794,029)   (12,677)     (19,554)    (1,515,487)  (4,325,073)     (991,764)     (2,818,766)
   (500,659)      (587,933)      (101)      (1,101)   (26,157,680)     (72,409)  (18,854,667)        239,444
    (20,217)       (22,937)      (213)        (306)        (8,875)     (30,143)       (9,610)        (22,357)
-----------    -----------   --------     --------   ------------  -----------   ------------     -----------

 (1,859,405)    (2,372,511)   (12,720)     (20,961)   (27,603,350)  (4,063,061)  (19,765,473)     (2,199,868)
-----------    -----------   --------     --------   ------------  -----------   ------------     -----------

 (1,742,321)      (764,610)   (27,434)     (53,836)   (24,581,775)     148,726   (18,788,664)     (1,315,682)

 10,506,622     11,271,232    148,618      202,454     24,581,775   24,433,049    18,788,664      20,104,346
-----------    -----------   --------     --------   ------------  -----------   ------------     -----------
$ 8,764,301    $10,506,622   $121,184     $148,618   $          0  $24,581,775  $          0     $18,788,664
===========    ===========   ========     ========   ============  ===========   ============     ===========

  1,398,195      1,752,394     21,649       24,317      2,006,106    2,469,361     2,884,268       3,327,099
-----------    -----------   --------     --------   ------------  -----------   ------------     -----------
     18,784         10,331      1,161        1,731        638,172    1,465,700       631,552       3,128,301
   (259,351)      (364,530)    (3,130)      (4,399)    (2,644,278)  (1,928,955)   (3,515,820)     (3,571,132)
-----------    -----------   --------     --------   ------------  -----------   ------------     -----------
  1,157,628      1,398,195     19,680       21,649              0    2,006,106             0       2,884,268
===========    ===========   ========     ========   ============  ===========   ============     ===========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A54

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   ----------------------------------------------------------------------------------

                                      INVESCO V.I. GLOBAL                                  WELLS FARGO ADVANTAGE VT
                                        HEALTH CARE FUND      INVESCO V.I. TECHNOLOGY FUND INDEX ASSET ALLOCATION FUND
                                   -------------------------  ---------------------------  --------------------------
                                    01/01/2011   01/01/2010    01/01/2011     01/01/2010    01/01/2011    01/01/2010
                                        TO           TO            TO             TO            TO            TO
                                    12/31/2011   12/31/2010    12/31/2011     12/31/2010    12/31/2011    12/31/2010
                                   -----------  ------------  ------------   -----------   -----------   -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (550,095) $   (615,553) $   (397,339)  $  (450,629)  $   452,076   $   105,751
  Capital gains distributions
   received.......................           0             0             0             0             0             0
  Realized gain (loss) on shares
   redeemed.......................   3,658,253    (4,548,642)    1,402,579       736,220      (152,052)     (153,049)
  Net change in unrealized gain
   (loss) on investments..........  (2,593,125)    6,044,109    (2,740,428)    4,906,721     1,076,027     3,382,442
                                   -----------  ------------  ------------   -----------   -----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................     515,033       879,914    (1,735,188)    5,192,312     1,376,051     3,335,144
                                   -----------  ------------  ------------   -----------   -----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     372,169       553,704       278,665       495,718        47,016        27,403
  Surrenders, withdrawals and
   death benefits.................  (4,858,373)   (5,977,652)   (4,800,680)   (4,587,136)   (4,085,439)   (5,191,682)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (2,617,590)   (6,162,237)   (6,745,989)    1,941,605    (1,277,533)     (868,649)
  Withdrawal and other
   charges........................     (45,229)      (52,929)      (41,803)      (47,374)      (21,432)      (21,397)
                                   -----------  ------------  ------------   -----------   -----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (7,149,023)  (11,639,114)  (11,309,807)   (2,197,187)   (5,337,388)   (6,054,325)
                                   -----------  ------------  ------------   -----------   -----------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (6,633,990)  (10,759,200)  (13,044,995)    2,995,125    (3,961,337)   (2,719,181)

NET ASSETS
  Beginning of period.............  36,404,809    47,164,009    36,193,342    33,198,217    30,448,509    33,167,690
                                   -----------  ------------  ------------   -----------   -----------   -----------
  End of period................... $29,770,819  $ 36,404,809  $ 23,148,347   $36,193,342   $26,487,172   $30,448,509
                                   ===========  ============  ============   ===========   ===========   ===========

  Beginning units.................   2,704,265     3,695,495     5,380,471     5,997,503     1,250,336     1,524,276
                                   -----------  ------------  ------------   -----------   -----------   -----------
  Units issued....................     930,700     1,668,129       858,831     2,080,815        15,563        20,882
  Units redeemed..................  (1,466,321)   (2,659,359)   (2,444,961)   (2,697,847)     (230,066)     (294,822)
                                   -----------  ------------  ------------   -----------   -----------   -----------
  Ending units....................   2,168,644     2,704,265     3,794,341     5,380,471     1,035,833     1,250,336
                                   ===========  ============  ============   ===========   ===========   ===========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A55

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT
INTERNATIONAL EQUITY     SMALL CAP GROWTH PORTFOLIO WELLS FARGO ADVANTAGE VT  AST FIRST TRUST BALANCED TARGET
PORTFOLIO SHARE CLASS 2       SHARE CLASS 2             TOTAL RETURN BOND                PORTFOLIO
-----------------------  -------------------------  ------------------------  ------------------------------
01/01/2011   01/01/2010  01/01/2011    01/01/2010    01/01/2011   01/01/2010    01/01/2011      01/01/2010
    TO           TO          TO            TO            TO           TO            TO              TO
12/31/2011   12/31/2010  12/31/2011    12/31/2010    12/31/2011   12/31/2010    12/31/2011      12/31/2010
----------   ----------  ----------    ----------   -----------  -----------  --------------  --------------
$ (10,521)   $  (6,547)  $  (27,774)   $  (30,493)  $    71,956  $   128,485  $   (1,906,540) $   (3,705,512)
   35,421            0            0             0       224,894      179,187               0               0
  (99,449)    (220,064)    (127,516)      (89,838)       64,961       52,884     135,287,913     (80,200,312)
  (40,063)     326,026       38,802       606,407         9,552        3,040    (219,845,707)    252,101,536
---------    ---------    ----------   ----------   -----------  -----------  --------------  --------------

 (114,612)      99,415     (116,488)      486,076       371,363      363,596     (86,464,334)    168,195,712
---------    ---------    ----------   ----------   -----------  -----------  --------------  --------------

      707            0        4,652         4,375         3,926            0      41,004,114     215,139,500
  (80,635)    (121,674)    (286,618)     (371,523)     (968,393)  (1,044,318)    (76,784,712)    (63,100,719)
   (8,500)      19,620     (163,519)      (94,360)     (183,392)    (199,945)   (249,831,734)     45,914,873
     (976)      (1,117)      (2,239)       (2,640)       (4,362)      (3,271)     (8,089,390)     (7,156,156)
---------    ---------    ----------   ----------   -----------  -----------  --------------  --------------

  (89,404)    (103,171)    (447,724)     (464,148)   (1,152,221)  (1,247,534)   (293,701,722)    190,797,498
---------    ---------    ----------   ----------   -----------  -----------  --------------  --------------

 (204,016)      (3,756)    (564,212)       21,928      (780,858)    (883,938)   (380,166,056)    358,993,210

  883,215      886,971    2,272,659     2,250,731     6,105,356    6,989,294   1,674,835,609   1,315,842,399
---------    ---------    ----------   ----------   -----------  -----------  --------------  --------------
$ 679,199    $ 883,215   $1,708,447    $2,272,659   $ 5,324,498  $ 6,105,356  $1,294,669,553  $1,674,835,609
=========    =========    ==========   ==========   ===========  ===========  ==============  ==============
  111,098      126,136      162,110       200,525       361,486      436,701     167,521,127     148,289,660
---------    ---------    ----------   ----------   -----------  -----------  --------------  --------------
    4,173       13,611        3,354         7,720        20,852       16,600      76,093,287      91,217,978
  (15,463)     (28,649)     (35,602)      (46,135)      (87,268)     (91,815)   (109,564,899)    (71,986,511)
---------    ---------    ----------   ----------   -----------  -----------  --------------  --------------
   99,808      111,098      129,862       162,110       295,070      361,486     134,049,515     167,521,127
=========    =========    ==========   ==========   ===========  ===========  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A56

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                        SUBACCOUNTS
                                   --------------------------------------------------------------------------------------------
                                       AST FIRST TRUST CAPITAL         AST ADVANCED STRATEGIES     COLUMBIA VARIABLE PORTFOLIO -
                                    APPRECIATION TARGET PORTFOLIO             PORTFOLIO              HIGH INCOME FUND
                                   ------------------------------  ------------------------------  ----------------------------
                                     01/01/2011      01/01/2010      01/01/2011      01/01/2010    01/01/2011     01/01/2010
                                         TO              TO              TO              TO            TO             TO
                                     12/31/2011      12/31/2010      12/31/2011      12/31/2010    12/31/2011     12/31/2010
                                   --------------  --------------  --------------  --------------  ----------     ----------
OPERATIONS
  Net investment income
   (loss)......................... $  (16,277,675) $  (18,733,866) $  (15,556,570) $  (13,090,669)  $ 12,806       $ 19,101
  Capital gains distributions
   received.......................              0               0               0               0          0              0
  Realized gain (loss) on shares
   redeemed.......................    153,093,263     (58,056,620)    153,895,697     (66,395,094)    (7,063)        (5,392)
  Net change in unrealized gain
   (loss) on investments..........   (405,354,217)    384,436,872    (203,458,202)    251,824,553      6,368         14,131
                                   --------------  --------------  --------------  --------------   --------       --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (268,538,629)    307,646,386     (65,119,075)    172,338,790     12,111         27,840
                                   --------------  --------------  --------------  --------------   --------       --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     81,430,897     308,929,175      49,118,456     194,675,391        170          2,381
  Surrenders, withdrawals and
   death benefits.................    (90,024,349)    (74,298,938)    (82,257,524)    (63,084,349)   (74,891)       (45,868)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (600,847,846)    111,109,897    (246,941,200)    100,546,444      7,611            (19)
  Withdrawal and other
   charges........................    (13,238,716)    (11,587,609)     (8,801,087)     (7,467,143)      (195)          (236)
                                   --------------  --------------  --------------  --------------   --------       --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (622,680,014)    334,152,525    (288,881,355)    224,670,343    (67,305)       (43,742)
                                   --------------  --------------  --------------  --------------   --------       --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   (891,218,643)    641,798,911    (354,000,430)    397,009,133    (55,194)       (15,902)

NET ASSETS
  Beginning of period.............  2,535,431,609   1,893,632,698   1,876,265,527   1,479,256,394    248,104        264,006
                                   --------------  --------------  --------------  --------------   --------       --------
  End of period................... $1,644,212,966  $2,535,431,609  $1,522,265,097  $1,876,265,527   $192,910       $248,104
                                   ==============  ==============  ==============  ==============   ========       ========

  Beginning units.................    259,219,350     227,306,992     171,067,188     151,015,241     19,489         22,985
                                   --------------  --------------  --------------  --------------   --------       --------
  Units issued....................    156,372,086     189,112,747      71,826,623      89,489,266      1,403            189
  Units redeemed..................   (232,355,410)   (157,200,389)   (101,543,885)    (69,437,319)    (6,530)        (3,685)
                                   --------------  --------------  --------------  --------------   --------       --------
  Ending units....................    183,236,026     259,219,350     141,349,926     171,067,188     14,362         19,489
                                   ==============  ==============  ==============  ==============   ========       ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A57

                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
  AST INVESTMENT GRADE BOND
          PORTFOLIO                AST BOND PORTFOLIO 2015     AST BOND PORTFOLIO 2018     AST BOND PORTFOLIO 2019
-----------------------------    --------------------------  --------------------------  --------------------------
  01/01/2011        01/01/2010    01/01/2011    01/01/2010    01/01/2011    01/01/2010    01/01/2011    01/01/2010
      TO                TO            TO            TO            TO            TO            TO            TO
  12/31/2011        12/31/2010    12/31/2011    12/31/2010    12/31/2011    12/31/2010    12/31/2011    12/31/2010
--------------    -------------  ------------  ------------  ------------  ------------  ------------  ------------
$      728,024    $  49,971,255  $   (533,539) $ (1,898,485) $ (4,970,427) $ (1,220,792) $   (646,358) $ (1,106,774)
   146,683,460      179,099,346    23,301,828     6,153,773    25,314,436     3,888,397    10,926,789     4,953,760
  (137,443,532)     (34,387,084)   (1,845,717)    9,665,322    (1,901,927)    3,393,084    (2,994,493)    3,682,224
    99,694,044      (72,532,397)  (16,634,927)      734,830    14,179,295     6,755,417      (497,901)    2,199,713
--------------    -------------  ------------  ------------  ------------  ------------  ------------  ------------

   109,661,996      122,151,120     4,287,645    14,655,440    32,621,377    12,816,106     6,788,037     9,728,923
--------------    -------------  ------------  ------------  ------------  ------------  ------------  ------------

         2,303           76,463         4,817        81,112        20,666             0         6,795         5,009
   (55,968,385)     (43,028,261)  (12,108,139)  (13,921,065)  (24,814,732)   (7,660,634)   (4,739,314)   (6,451,400)
 4,351,802,896     (442,524,149)  (10,815,750)  (55,594,768)  396,111,860   (47,821,172)  (29,725,069)  (17,187,018)
   (19,066,174)      (8,964,774)      (57,461)      (82,956)      (72,438)      (55,478)      (30,978)      (42,966)
--------------    -------------  ------------  ------------  ------------  ------------  ------------  ------------

 4,276,770,640     (494,440,721)  (22,976,533)  (69,517,677)  371,245,356   (55,537,285)  (34,488,566)  (23,676,375)
--------------    -------------  ------------  ------------  ------------  ------------  ------------  ------------

 4,386,432,636     (372,289,601)  (18,688,888)  (54,862,237)  403,866,733   (42,721,179)  (27,700,529)  (13,947,452)

   411,628,517      783,918,118   134,079,780   188,942,017    82,239,445   124,960,624    72,975,564    86,923,016
--------------    -------------  ------------  ------------  ------------  ------------  ------------  ------------
$4,798,061,153    $ 411,628,517  $115,390,892  $134,079,780  $486,106,178  $ 82,239,445  $ 45,275,035  $ 72,975,564
==============    =============  ============  ============  ============  ============  ============  ============

    32,185,486       66,751,457    11,356,464    17,151,120     6,820,750    11,290,166     6,123,557     7,954,737
--------------    -------------  ------------  ------------  ------------  ------------  ------------  ------------
   933,215,143      418,446,299     4,171,449     6,949,290    54,264,217     6,061,902     2,947,494     8,469,306
  (624,979,780)    (453,012,270)   (6,154,551)  (12,743,946)  (24,477,987)  (10,531,318)   (5,725,701)  (10,300,486)
--------------    -------------  ------------  ------------  ------------  ------------  ------------  ------------
   340,420,849       32,185,486     9,373,362    11,356,464    36,606,980     6,820,750     3,345,350     6,123,557
==============    =============  ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A58

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                         SUBACCOUNTS
                                   --------------------------------------------------------------------------------------
                                                                                                 FRANKLIN TEMPLETON
                                     AST GLOBAL REAL ESTATE     AST PARAMETRIC EMERGING     VIP FOUNDING FUNDS ALLOCATION
                                           PORTFOLIO            MARKETS EQUITY PORTFOLIO                FUND
                                   -------------------------  ---------------------------  ------------------------------
                                    01/01/2011    01/01/2010    01/01/2011    01/01/2010     01/01/2011      01/01/2010
                                        TO            TO            TO            TO             TO              TO
                                    12/31/2011    12/31/2010    12/31/2011    12/31/2010     12/31/2011      12/31/2010
                                   ------------  -----------  -------------  ------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)......................... $    243,459  $   (73,975) $  (1,348,297) $ (2,115,777) $  (20,578,305) $    7,626,894
  Capital gains distributions
   received.......................            0            0              0             0               0         102,018
  Realized gain (loss) on shares
   redeemed.......................      806,854    2,575,521      2,714,854    11,006,806      13,257,175      68,504,408
  Net change in unrealized gain
   (loss) on investments..........   (5,427,425)   1,640,999    (44,636,610)   18,004,560     (85,378,105)      6,431,445
                                   ------------  -----------  -------------  ------------  --------------  --------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (4,377,112)   4,142,545    (43,270,053)   26,895,589     (92,699,235)     82,664,765
                                   ------------  -----------  -------------  ------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    1,941,073    6,967,520      7,108,976    36,205,132      45,724,207     316,553,891
  Surrenders, withdrawals and
   death benefits.................   (1,384,867)    (963,710)    (7,989,953)   (6,798,584)    (40,937,226)    (29,645,037)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (14,137,691)  11,547,940    (73,737,392)   53,904,502    (317,627,210)    128,176,354
  Withdrawal and other
   charges........................     (229,815)    (169,112)    (1,177,321)   (1,002,498)     (9,087,087)     (7,970,491)
                                   ------------  -----------  -------------  ------------  --------------  --------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (13,811,300)  17,382,638    (75,795,690)   82,308,552    (321,927,316)    407,114,717
                                   ------------  -----------  -------------  ------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (18,188,412)  21,525,183   (119,065,743)  109,204,141    (414,626,551)    489,779,482

NET ASSETS
  Beginning of period.............   41,194,964   19,669,781    221,082,551   111,878,410   1,338,437,460     848,657,978
                                   ------------  -----------  -------------  ------------  --------------  --------------
  End of period................... $ 23,006,552  $41,194,964  $ 102,016,808  $221,082,551  $  923,810,909  $1,338,437,460
                                   ============  ===========  =============  ============  ==============  ==============

  Beginning units.................    4,177,150    2,357,204     19,650,035    12,029,698     141,667,629      97,787,229
                                   ------------  -----------  -------------  ------------  --------------  --------------
  Units issued....................    3,604,048    4,974,235     16,403,542    23,576,790      84,884,604     119,658,950
  Units redeemed..................   (5,303,902)  (3,154,289)   (24,517,031)  (15,956,453)   (125,291,579)    (75,778,550)
                                   ------------  -----------  -------------  ------------  --------------  --------------
  Ending units....................    2,477,296    4,177,150     11,536,546    19,650,035     101,260,654     141,667,629
                                   ============  ===========  =============  ============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A59

                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------

                                                           AST JENNISON LARGE-CAP    AST JENNISON LARGE-CAP
  AST BOND PORTFOLIO 2016       AST BOND PORTFOLIO 2020        VALUE PORTFOLIO          GROWTH PORTFOLIO
--------------------------    --------------------------  ------------------------  ------------------------
 01/01/2011      01/01/2010    01/01/2011    01/01/2010    01/01/2011   01/01/2010   01/01/2011   01/01/2010
     TO              TO            TO            TO            TO           TO           TO           TO
 12/31/2011      12/31/2010    12/31/2011    12/31/2010    12/31/2011   12/31/2010   12/31/2011   12/31/2010
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
$   (499,765)   $ (1,731,046) $   (496,905) $ (1,862,984) $  (260,738) $  (177,809) $  (250,037) $  (113,700)
   7,739,883               0     7,085,726             0       75,552       29,736            0            0
  (6,222,627)     10,723,207    (3,403,398)   11,661,111     (228,467)    (150,490)    (557,811)    (231,220)
   1,791,008          48,694     3,813,590    (2,312,288)  (2,618,649)   1,389,826     (701,515)     937,045
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

   2,808,499       9,040,855     6,999,013     7,485,839   (3,032,302)   1,091,263   (1,509,363)     592,125
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

       6,308               0        25,889             0      681,863    4,009,068      619,496    2,781,308
  (5,535,480)     (6,445,855)   (2,956,666)   (4,038,965)  (1,592,139)    (304,751)  (1,154,411)    (455,900)
  64,717,661      16,502,270   (69,386,502)   78,975,099      713,366   11,398,550    5,474,521    5,657,875
     (35,230)        (25,146)      (13,611)      (54,892)    (105,270)     (63,189)     (84,766)     (34,013)
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

  59,153,259      10,031,269   (72,330,890)   74,881,242     (302,180)  15,039,678    4,854,840    7,949,270
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

  61,961,758      19,072,124   (65,331,877)   82,367,081   (3,334,482)  16,130,941    3,345,477    8,541,395

  42,972,287      23,900,163    85,718,320     3,351,239   17,244,708    1,113,767   11,089,598    2,548,203
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
$104,934,045    $ 42,972,287  $ 20,386,443  $ 85,718,320  $13,910,226  $17,244,708  $14,435,075  $11,089,598
============    ============  ============  ============  ===========  ===========  ===========  ===========

   4,241,307       2,553,391     8,913,944       382,049    1,498,334      108,137      985,526      247,640
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
  15,942,703      26,648,574     6,733,579    37,909,809    2,685,196    2,547,866    3,757,287    1,845,502
 (10,524,062)    (24,960,658)  (13,822,104)  (29,377,914)  (2,877,972)  (1,157,669)  (3,448,372)  (1,107,616)
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
   9,659,948       4,241,307     1,825,419     8,913,944    1,305,558    1,498,334    1,294,441      985,526
============    ============  ============  ============  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A60

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                                                                           WELLS FARGO ADVANTAGE VT
                                                                                            CORE EQUITY PORTFOLIO
                                     AST BOND PORTFOLIO 2017     AST BOND PORTFOLIO 2021        SHARE CLASS 2
                                   --------------------------  --------------------------  -----------------------
                                    01/01/2011    1/4/2010*     01/01/2011    1/4/2010*    01/01/2011   07/16/2010*
                                        TO            TO            TO            TO           TO           TO
                                    12/31/2011    12/31/2010    12/31/2011    12/31/2010   8/26/2011**  12/31/2010
                                   ------------  ------------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $ (3,580,256) $ (1,950,610) $ (5,847,535) $   (700,931) $   (18,112) $  (50,315)
  Capital gains distributions
   received.......................    5,526,234             0             0             0    1,852,472           0
  Realized gain (loss) on shares
   redeemed.......................    1,722,711    11,000,671    28,417,819    (2,338,330)  (1,123,415)     61,525
  Net change in unrealized gain
   (loss) on investments..........   10,398,528    (3,507,574)   30,591,554    (2,816,637)  (1,567,890)  1,567,890
                                   ------------  ------------  ------------  ------------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   14,067,217     5,542,487    53,161,838    (5,855,898)    (856,945)  1,579,100
                                   ------------  ------------  ------------  ------------  -----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................       17,214        30,390         1,229             0        7,408       7,032
  Surrenders, withdrawals and
   death benefits.................  (20,383,928)   (7,259,043)  (19,717,863)   (1,934,004)    (772,417)   (497,845)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  152,920,965   168,486,643   219,939,251   140,759,530   (6,645,428)  7,183,025
  Withdrawal and other
   charges........................      (61,943)      (14,969)     (139,159)         (973)      (2,280)     (1,650)
                                   ------------  ------------  ------------  ------------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  132,492,308   161,243,021   200,083,458   138,824,553   (7,412,717)  6,690,562
                                   ------------  ------------  ------------  ------------  -----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  146,559,525   166,785,508   253,245,296   132,968,655   (8,269,662)  8,269,662

NET ASSETS
  Beginning of period.............  166,785,508             0   132,968,655             0    8,269,662           0
                                   ------------  ------------  ------------  ------------  -----------  ----------
  End of period................... $313,345,033  $166,785,508  $386,213,951  $132,968,655  $         0  $8,269,662
                                   ============  ============  ============  ============  ===========  ==========

  Beginning units.................   15,542,168             0    12,100,446             0      696,532           0
                                   ------------  ------------  ------------  ------------  -----------  ----------
  Units issued....................   36,155,261    37,748,260    62,454,686    23,060,642        6,426     747,812
  Units redeemed..................  (24,884,029)  (22,206,092)  (44,638,567)  (10,960,196)    (702,958)    (51,280)
                                   ------------  ------------  ------------  ------------  -----------  ----------
  Ending units....................   26,813,400    15,542,168    29,916,565    12,100,446            0     696,532
                                   ============  ============  ============  ============  ===========  ==========

*  Date subaccount became available for investment

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A61

                                      SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT    WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT  WELLS FARGO ADVANTAGE VT
INTRINSIC VALUE PORTFOLIO   OMEGA GROWTH PORTFOLIO   SMALL CAP VALUE PORTFOLIO  OMEGA GROWTH PORTFOLIO
      SHARE CLASS 2              SHARE CLASS 2            SHARE CLASS 1              SHARE CLASS 1
------------------------    ----------------------   ------------------------  ------------------------
 01/01/2011    07/16/2010*  01/01/2011   07/16/2010* 01/01/2011   07/16/2010*   01/01/2011  07/16/2010*
     TO            TO           TO           TO          TO           TO            TO          TO
 12/31/2011    12/31/2010   12/31/2011   12/31/2010  12/31/2011   12/31/2010    12/31/2011  12/31/2010
-----------    -----------  ----------   ----------- ----------   -----------  -----------  -----------
$  (183,921)   $  (122,473) $  (45,721)  $  (21,296) $   (8,653)  $  (12,089)  $  (421,071) $  (161,208)
          0              0      27,593            0           0            0       246,098            0
  1,427,511        135,497     151,754       26,711      56,056       37,348     1,925,273      376,917
 (1,908,275)     2,659,990    (333,286)     750,114    (196,194)     345,492    (4,286,984)   4,936,570
-----------    -----------  ----------   ----------  ----------   ----------   -----------  -----------

   (664,685)     2,673,014    (199,660)     755,529    (148,791)     370,751    (2,536,684)   5,152,279
-----------    -----------  ----------   ----------  ----------   ----------   -----------  -----------

    153,816        160,708       4,046            0       4,280            0       188,373       83,533
 (2,794,251)    (1,598,308)   (498,189)    (237,360)   (265,006)    (286,373)   (3,988,943)  (1,630,635)
 (1,358,273)    17,693,218     (95,509)   3,031,713     (72,735)   1,813,966     4,177,813   20,924,231
    (12,471)        (6,353)     (3,030)        (851)     (5,423)      (2,801)      (29,636)     (17,440)
-----------    -----------  ----------   ----------  ----------   ----------   -----------  -----------

 (4,011,179)    16,249,265    (592,682)   2,793,502    (338,884)   1,524,793       347,607   19,359,689
-----------    -----------  ----------   ----------  ----------   ----------   -----------  -----------

 (4,675,864)    18,922,279    (792,342)   3,549,031    (487,675)   1,895,544    (2,189,077)  24,511,968

 18,922,279              0   3,549,031            0   1,895,544            0    24,511,968            0
-----------    -----------  ----------   ----------  ----------   ----------   -----------  -----------
$14,246,415    $18,922,279  $2,756,689   $3,549,031  $1,407,869   $1,895,544   $22,322,891  $24,511,968
===========    ===========  ==========   ==========  ==========   ==========   ===========  ===========

  1,674,773              0     290,415            0     160,403            0     1,861,068            0
-----------    -----------  ----------   ----------  ----------   ----------   -----------  -----------
    689,162      2,014,272      15,930      316,656       5,437      195,379     1,133,454    2,433,035
 (1,036,599)      (339,499)    (64,126)     (26,241)    (35,841)     (34,976)   (1,233,987)    (571,967)
-----------    -----------  ----------   ----------  ----------   ----------   -----------  -----------
  1,327,336      1,674,773     242,219      290,415     129,999      160,403     1,760,535    1,861,068
===========    ===========  ==========   ==========  ==========   ==========   ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A62

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                    SUBACCOUNTS
                                   --------------------------------------------------------------------------------
                                   WELLS FARGO ADVANTAGE VT   WELLS FARGO ADVANTAGE VT  WELLS FARGO ADVANTAGE VT
                                   SMALL CAP GROWTH PORTFOLIO  CORE EQUITY PORTFOLIO   INTERNATIONAL EQUITY PORTFOLIO
                                         SHARE CLASS 1             SHARE CLASS 1             SHARE CLASS 1
                                   ------------------------   -----------------------  -----------------------------
                                    01/01/2011   07/16/2010*   01/01/2011  07/16/2010*  01/01/2011     07/16/2010*
                                        TO           TO            TO          TO           TO             TO
                                    12/31/2011   12/31/2010   08/26/2011** 12/31/2010   12/31/2011     12/31/2010
                                   -----------   -----------  ------------ -----------  ------------   -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (311,080)  $  (158,144) $     7,725  $  (29,023) $   (287,236)   $  (244,696)
  Capital gains distributions
   received.......................           0             0    1,118,730           0     1,314,994              0
  Realized gain (loss) on shares
   redeemed.......................   1,819,750       260,678     (772,372)     51,921     1,214,815        566,048
  Net change in unrealized gain
   (loss) on investments..........  (3,056,076)    5,187,237     (892,095)    892,095    (6,610,830)     5,926,186
                                   -----------   -----------  -----------  ----------   ------------    -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (1,547,406)    5,289,771     (538,012)    914,993    (4,368,257)     6,247,538
                                   -----------   -----------  -----------  ----------   ------------    -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     155,542       152,986        5,511       2,614       379,823        369,302
  Surrenders, withdrawals and
   death benefits.................  (2,846,268)   (1,770,631)    (573,055)   (356,992)   (4,380,426)    (1,931,173)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (4,860,026)   20,768,295   (3,644,906)  4,202,428    (3,432,213)    29,757,997
  Withdrawal and other
   charges........................     (22,714)      (14,959)      (6,656)     (5,925)      (38,142)       (19,491)
                                   -----------   -----------  -----------  ----------   ------------    -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (7,573,466)   19,135,691   (4,219,106)  3,842,125    (7,470,958)    28,176,635
                                   -----------   -----------  -----------  ----------   ------------    -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (9,120,872)   24,425,462   (4,757,118)  4,757,118   (11,839,215)    34,424,173

NET ASSETS
  Beginning of period.............  24,425,462             0    4,757,118           0    34,424,173              0
                                   -----------   -----------  -----------  ----------   ------------    -----------
  End of period................... $15,304,590   $24,425,462  $         0  $4,757,118  $ 22,584,958    $34,424,173
                                   ===========   ===========  ===========  ==========   ============    ===========

  Beginning units.................   1,993,460             0      324,056           0     2,222,067              0
                                   -----------   -----------  -----------  ----------   ------------    -----------
  Units issued....................     542,427     2,564,155       44,291     360,477       557,572      2,753,216
  Units redeemed..................  (1,209,930)     (570,695)    (368,347)    (36,421)   (1,084,031)      (531,149)
                                   -----------   -----------  -----------  ----------   ------------    -----------
  Ending units....................   1,325,957     1,993,460            0     324,056     1,695,608      2,222,067
                                   ===========   ===========  ===========  ==========   ============    ===========

*  Date subaccount became available for investment

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A63

                                      SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------
                                                                                       COLUMBIA
                                                     INVESCO V.I.                 VARIABLE PORTFOLIO
                                     AST BLACKROCK     CAPITAL     INVESCO V.I.     SHORT DURATION
   AST BOND      AST QUANTITATIVE  GLOBAL STRATEGIES DEVELOPMENT  DIVIDEND GROWTH   US GOVERNMENT
PORTFOLIO 2022  MODELING PORTFOLIO     PORTFOLIO         FUND          FUND              FUND
--------------  ------------------ ----------------- ------------ --------------- ------------------
 01/03/2011*       04/29/2011*        04/29/2011*    04/29/2011*    04/29/2011*      04/29/2011*
      TO                TO                TO              TO            TO                TO
  12/31/2011        12/31/2011        12/31/2011      12/31/2011    12/31/2011        12/31/2011
--------------  ------------------ ----------------- ------------ --------------- ------------------
 $ (1,418,001)      $  (23,186)       $  (471,269)   $  (202,714)   $  (139,459)      $   (8,617)
            0                0                  0              0              0                0
    5,670,020          (42,519)        (2,124,836)    (2,006,075)      (588,932)             790
    6,796,908         (112,190)          (572,766)    (2,737,831)      (775,850)          11,836
 ------------       ----------        -----------    -----------    -----------       ----------

   11,048,927         (177,895)        (3,168,871)    (4,946,620)    (1,504,241)           4,009
 ------------       ----------        -----------    -----------    -----------       ----------

        5,458            5,540            838,728         98,771        122,331           11,029
   (3,178,681)        (101,041)        (1,000,299)    (2,432,941)    (1,548,064)         (30,525)
  224,310,127        3,852,694         59,156,542     21,255,570     15,325,155        1,252,277
       (5,300)            (524)          (144,245)       (15,541)       (10,307)            (836)
 ------------       ----------        -----------    -----------    -----------       ----------

  221,131,604        3,756,669         58,850,726     18,905,859     13,889,115        1,231,945
 ------------       ----------        -----------    -----------    -----------       ----------

  232,180,531        3,578,774         55,681,855     13,959,239     12,384,874        1,235,954

            0                0                  0              0              0                0
 ------------       ----------        -----------    -----------    -----------       ----------
 $232,180,531       $3,578,774        $55,681,855    $13,959,239    $12,384,874       $1,235,954
 ============       ==========        ===========    ===========    ===========       ==========

            0                0                  0              0              0                0
 ------------       ----------        -----------    -----------    -----------       ----------
   28,806,518          458,117         10,599,829      3,528,203      2,311,893          135,176
   (9,439,920)         (56,113)        (4,518,993)    (1,821,309)      (954,868)         (11,930)
 ------------       ----------        -----------    -----------    -----------       ----------
   19,366,598          402,004          6,080,836      1,706,894      1,357,025          123,246
 ============       ==========        ===========    ===========    ===========       ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A64

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                COLUMBIA    WELLS FARGO    WELLS FARGO                  AST NEUBERGER
                                                VARIABLE    ADVANTAGE VT   ADVANTAGE VT  AST PRUDENTIAL    BERMAN
                                               PORTFOLIO -  OPPORTUNITY    OPPORTUNITY     CORE BOND      CORE BOND
                                               GROWTH FUND FUND - CLASS 1 FUND - CLASS 2   PORTFOLIO      PORTFOLIO
                                               ----------- -------------- -------------- -------------- -------------
                                               04/29/2011*  08/26/2011*    08/26/2011*    10/31/2011*    10/31/2011*
                                                   TO            TO             TO             TO            TO
                                               12/31/2011    12/31/2011     12/31/2011     12/31/2011    12/31/2011
                                               ----------- -------------- -------------- -------------- -------------
OPERATIONS
  Net investment income (loss)................ $  (30,454)   $  (18,221)    $  (31,998)   $   (18,804)   $  (15,888)
  Capital gains distributions received........          0             0              0              0             0
  Realized gain (loss) on shares redeemed.....    (47,281)        7,623         16,054           (275)       (7,240)
  Net change in unrealized gain (loss) on
   investments................................   (577,708)      180,011        321,696        102,770        51,501
                                               ----------    ----------     ----------    -----------    ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   (655,443)      169,413        305,752         83,691        28,373
                                               ----------    ----------     ----------    -----------    ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments.................      5,056         6,361          3,053          8,634       509,478
  Surrenders, withdrawals and death
   benefits...................................   (328,150)     (190,611)      (325,021)       (95,808)      (60,125)
  Net transfers between other subaccounts or
   fixed rate option..........................  5,143,351     3,586,809      6,502,422     16,153,810     7,627,012
  Withdrawal and other charges................     (4,772)       (3,757)        (1,079)        (4,346)       (9,105)
                                               ----------    ----------     ----------    -----------    ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM CONTRACT
   OWNER TRANSACTIONS.........................  4,815,485     3,398,802      6,179,375     16,062,290     8,067,260
                                               ----------    ----------     ----------    -----------    ----------

TOTAL INCREASE (DECREASE) IN NET
   ASSETS.....................................  4,160,042     3,568,215      6,485,127     16,145,981     8,095,633

NET ASSETS
  Beginning of period.........................          0             0              0              0             0
                                               ----------    ----------     ----------    -----------    ----------
  End of period............................... $4,160,042    $3,568,215     $6,485,127    $16,145,981    $8,095,633
                                               ==========    ==========     ==========    ===========    ==========

  Beginning units.............................          0             0              0              0             0
                                               ----------    ----------     ----------    -----------    ----------
  Units issued................................    531,387       394,802        651,292      1,697,367     1,057,037
  Units redeemed..............................    (56,157)      (61,779)       (45,338)       (93,758)     (253,113)
                                               ----------    ----------     ----------    -----------    ----------
  Ending units................................    475,230       333,023        605,954      1,603,609       803,924
                                               ==========    ==========     ==========    ===========    ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A65

                       NOTES TO FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2011

NOTE 1: GENERAL

        Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as the "Separate Account", is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Prudential Annuities Life Assurance Corporation ("Prudential Annuities" or the "Company"), which became a majority owned subsidiary of Prudential Financial, Inc. on May 1, 2003, commenced operations of the Separate Account, pursuant to Connecticut law on November 25, 1987. Under (S)38a-433 of the Connecticut General Statutes, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Prudential Annuities. However, the Separate Account's obligations, including insurance benefits related to the annuities, are the obligations of Prudential Annuities.

        The Separate Account is used as a funding vehicle for several flexible premium deferred variable annuity contracts, as well as two immediate variable annuities issued by Prudential Annuities. The following is a list of each variable annuity product funded through the Separate Account.

 LifeVest Personal Security Annuity     Imperium
  ("PSA")                               Advanced Series XTra Credit
 Alliance Capital Navigator ("ACN")      FOUR ("XTtra Credit FOUR")
 Advanced Series Advisor Plan ("ASAP")  Advanced Series XTra Credit FOUR
 Advanced Series Advisor Plan II         Premier ("XTra Credit FOUR Premier")
  ("ASAP II")                           Advanced Series XTra Credit SIX
 Harvester Variable Annuity              ("XTra Credit SIX")
  ("Harvester Variable Annuity")        Advanced Series XTra Credit
 Advanced Series Advisor Plan II         EIGHT ("XTra Credit EIGHT")
  Premier ("ASAP II Premier")           Advanced Series Protector ("AS
 Advanced Series Advisor Plan III        Protector")
  ("ASAP III")                          Wells Fargo Stagecoach Variable
 Advanced Series Apex ("Apex")           Annuity ("Stagecoach")
 Wells Fargo Stagecoach Apex            Wells Fargo Stagecoach Variable
 Advanced Series Apex II ("Apex II")     Annuity Plus ("Stagecoach VA+")
 Advanced Series LifeVest ("ASL")       Advanced Series Advisors Choice
 Wells Fargo Stagecoach Variable         ("Choice")
  Annuity Flex ("Stagecoach Flex")      Advanced Series Advisors Choice
 Advanced Series LifeVest Premier        2000 ("Choice 2000")
  ("ASL Premier")                       Advanced Series Impact ("AS Impact")
 Advanced Series LifeVest II ("ASL II") Defined Investments Annuity
 Advanced Series LifeVest II Premier    Galaxy Variable Annuity III ("Galaxy
  (ASL II Premier")                      III")
 Advanced Series XTra Credit ("XTra     Advanced Series Advisors Income
  Credit")                               Annuity ("ASAIA")
 Stagecoach Apex II                     Advanced Series Variable Immediate
 Stagecoach ASAP III                     Annuity ("ASVIA")
 Stagecoach XTra Credit SIX             Advanced Series Optimum
 Wells Fargo Stagecoach Extra           Advanced Series Optimum Plus
  Credit ("Stagecoach Extra Credit")    Advanced Series Optimum Four
 Harvester XTra Credit ("Harvester      Advanced Series Optimum Extra
  XTra Credit")                         Advanced Series Cornerstone
 Advanced Series XTra Credit
  Premier ("XTra Credit Premier")
 Emerald Choice

        The Annuities named above may be used as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for "non-qualified" investments. When an Annuity is purchased as a "qualified" investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.

                                      A66

        The Separate Account consists of one hundred and forty subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Advanced Series Trust, (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "Portfolios"). Certain subaccounts are available with only certain variable annuities offered through the Separate Account.

        The name of each Portfolio and the corresponding subaccount name are as follows:
ACCESS VP High Yield Fund
AST Academic Strategies Asset Allocation Portfolio
AST Advanced Strategies Portfolio
AST T. Rowe Price Equity Income Portfolio
AST American Century Income & Growth Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio
AST BlackRock Value Portfolio (formerly AST Value Portfolio)
AST Bond Portfolio 2015
AST Bond Portfolio 2016
AST Bond Portfolio 2017
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Capital Growth Asset Allocation Portfolio
AST CLS Growth Asset Allocation Portfolio
AST CLS Moderate Asset Allocation Portfolio
AST Cohen & Steers Realty Portfolio
AST Federated Aggressive Growth Portfolio (merged from AST Neuberger Berman
 Small-Cap Growth Portfolio)
AST FI Pyramis(R) Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Global Real Estate Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Large-Cap Value Portfolio (formerly AST AllianceBernstein
 Growth & Income Portfolio)
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST High Yield Portfolio
AST Horizon Growth Asset Allocation Portfolio
AST Horizon Moderate Asset Allocation Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Jennison Large-Cap Value Portfolio
AST JPMorgan International Equity Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Core Fixed Income Portfolio (formerly AST Lord Abbett
 Bond-Debenture Portfolio)
AST Marsico Capital Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST Mid-Cap Value Portfolio
AST Money Market Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman Small-Cap Growth Portfolio (merged to AST Federated
 Aggressive Growth Portfolio)*
AST Parametric Emerging Markets Equity Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio
AST Schroders Multi-Asset World Strategies Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Global Bond Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Wellington Management Hedged Equity Portfolio (formerly AST Aggressive
 Asset Allocation Portfolio)
AST Western Asset Core Plus Bond Portfolio
Columbia Federal Securities Fund, VS (merged to Columbia Variable Portfolio
 Short Duration US Government Fund)*
Columbia Large Cap Growth Fund, VS (merged to Columbia Variable Portfolio -
 Growth Fund)*
Columbia Variable Portfolio - Asset Allocation Fund
Columbia Variable Portfolio - Growth Fund (merged from Columbia Large Cap
 Growth Fund, VS)
Columbia Variable Portfolio - High Income Fund
Columbia Variable Portfolio - Money Market Fund
Columbia Variable Portfolio - Small Company Growth Fund
Columbia Variable Portfolio Short Duration US Government Fund (merged from
 Columbia Federal Securities Fund, VS)
Davis Value Portfolio
First Trust Target Focus Four Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
Global Dividend Target 15 Portfolio
Invesco V.I. Capital Development Fund (merged from Invesco V.I. Dynamics Fund) Invesco V.I. Dividend Growth Fund (merged from Invesco V.I. Financial Services
 Fund)
Invesco V.I. Dynamics Fund (merged to Invesco V.I. Capital Development Fund)* Invesco V.I. Financial Services Fund (merged to Invesco V.I. Dividend Growth
 Fund)*
Invesco V.I. Global Health Care Fund
Invesco V.I. Technology Fund

                                      A67

NASDAQ Target 15 Portfolio
NVIT Developing Markets Fund
ProFund VP Asia 30
ProFund VP Banks
ProFund VP Basic Materials
ProFund VP Bear
ProFund VP Biotechnology
ProFund VP Bull
ProFund VP Consumer Goods Portfolio
ProFund VP Consumer Services
ProFund VP Europe 30
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Internet
ProFund VP Japan
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP NASDAQ-100
ProFund VP Oil & Gas
ProFund VP Pharmaceuticals
ProFund VP Precious Metals
ProFund VP Real Estate
ProFund VP Rising Rates Opportunity
ProFund VP Semiconductor
ProFund VP Short Mid-Cap
ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Technology
ProFund VP Telecommunications
ProFund VP U.S. Government Plus
ProFund VP UltraBull
ProFund VP UltraMid-Cap
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap
ProFund VP Utilities
Prudential SP International Growth Portfolio
Rydex VT Inverse S&P 500 Strategy
Rydex VT NASDAQ-100
Rydex VT Nova
S&P Target 24 Portfolio
Target Managed VIP Portfolio
The DOW DART 10 Portfolio
The DOW Target Dividend Portfolio
Value Line Target 25 Portfolio
Wells Fargo Advantage VT Core Equity Portfolio Share Class 1 (merged to Wells
 Fargo Advantage VT Opportunity Fund - Class 1)*
Wells Fargo Advantage VT Core Equity Portfolio Share Class 2 (merged to Wells
 Fargo Advantage VT Opportunity Fund - Class 2)*
Wells Fargo Advantage VT Index Asset Allocation Fund
Wells Fargo Advantage VT International Equity Portfolio Share Class 1
Wells Fargo Advantage VT International Equity Portfolio Share Class 2
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 2
Wells Fargo Advantage VT Opportunity Fund - Class 1 (merged from Wells Fargo
 Advantage VT Core Equity Portfolio Share Class 1)
Wells Fargo Advantage VT Opportunity Fund - Class 2 (merged from Wells Fargo
 Advantage VT Core Equity Portfolio Share Class 2)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 2
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1
Wells Fargo Advantage VT Total Return Bond
        --------
        *  Subaccount no longer available for investment as of December 31, 2011

        The Series Funds are diversified open-ended management investment companies, and each portfolio of the Series Fund is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Series Funds and externally managed portfolios. Additional information on these subaccounts is available upon request to the appropriate companies.

        The following table sets forth the dates at which mergers took place in the account along with relevant information pertaining to each merger. The transfer from the old subaccounts to the new subaccounts are reflected in the Statement of Changes in Net Assets for the year ended December 31, 2011 as net transfers between subaccounts. The transfer occurred as follows:

                                  REMOVED PORTFOLIO SURVIVING PORTFOLIO
       APRIL 29, 2011             ----------------- --------------------
                                    INVESCO V.I.    INVESCO V.I. CAPITAL
                                   DYNAMICS FUND*     DEVELOPMENT FUND
                                  ----------------- --------------------
       Shares....................      1,574,853          2,055,461
       Net asset value per share.    $     19.73        $     15.12
       Net assets before merger..    $31,071,857        $     6,716
       Net assets after merger...    $         0        $31,078,573

                                      A68

                                REMOVED PORTFOLIO      SURVIVING PORTFOLIO
   APRIL 29, 2011             ---------------------- -----------------------
                              INVESCO V.I. FINANCIAL  INVESCO V.I DIVIDEND
                                  SERVICES FUND            GROWTH FUND
                              ---------------------- -----------------------
   Shares....................         2,975,535              1,163,999
   Net asset value per share.      $       5.95           $      15.21
   Net assets before merger..      $ 17,704,430           $          0
   Net assets after merger...      $          0           $ 17,704,430

                                                        COLUMBIA VARIABLE
                                                        PORTFOLIO - SHORT
                                 COLUMBIA FEDERAL          DURATION US
                               SECURITIES FUND, VS       GOVERNMENT FUND
                              ---------------------- -----------------------
   Shares....................           134,619                128,153
   Net asset value per share.      $       9.76           $      10.33
   Net assets before merger..      $  1,313,881           $      9,941
   Net assets after merger...      $          0           $  1,323,822

                                COLUMBIA LARGE CAP      COLUMBIA VARIABLE
                                 GROWTH FUND, VS     PORTFOLIO - GROWTH FUND
                              ---------------------- -----------------------
   Shares....................           165,832                704,511
   Net asset value per share.      $      31.99           $       7.53
   Net assets before merger..      $  5,304,966           $          0
   Net assets after merger...      $          0           $  5,304,966

                                  AST NEUBERGER           AST FEDERATED
                                 BERMAN SMALL-CAP       AGGRESSIVE GROWTH
                                 GROWTH PORTFOLIO           PORTFOLIO
                              ---------------------- -----------------------
   Shares....................        12,522,766             41,402,515
   Net asset value per share.      $      10.24           $      10.01
   Net assets before merger..      $128,233,123           $286,206,048
   Net assets after merger...      $          0           $414,439,171

                                REMOVED PORTFOLIO      SURVIVING PORTFOLIO
   AUGUST 26, 2011            ---------------------- -----------------------
                                   WELLS FARGO
                                ADVANTAGE VT CORE     WELLS FARGO ADVANTAGE
                                 EQUITY PORTFOLIO        VT OPPORTUNITY
                                  SHARE CLASS 1          FUND - CLASS 1
                              ---------------------- -----------------------
   Shares....................           314,328                241,265
   Net asset value per share.      $      12.68           $      16.52
   Net assets before merger..      $  3,985,958           $          0
   Net assets after merger...      $          0           $  3,985,958

                                   WELLS FARGO
                                ADVANTAGE VT CORE     WELLS FARGO ADVANTAGE
                                 EQUITY PORTFOLIO        VT OPPORTUNITY
                                  SHARE CLASS 2          FUND - CLASS 2
                              ---------------------- -----------------------
   Shares....................           521,348                398,830
   Net asset value per share.      $      12.64           $      16.52
   Net assets before merger..      $  6,589,108           $          0
   Net assets after merger...      $          0           $  6,589,108

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable subaccount.


                                      A69

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex-distribution date.

        FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

        In May 2011, the Financial Accounting Standards Board ("FASB") issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied prospectively. The Account expects this guidance to have an impact on its financial statement disclosures but limited, if any, impact on the Account's financial position or results of operations.

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value established a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

        The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions, (ii) current prices,
        (iii) price quotes not varying substantially among market makers,
        (iv) narrow bid/ask spreads and (v) most information publicly available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset, either directly or indirectly, for substantially the full term of the asset through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the asset or liability. These inputs reflect the Account assumptions about the inputs market participants would use in pricing the asset or liability. As of December 31, 2011, the Account did not have any Level 3 assets or liabilities.

        As of December 31, 2011, all funds have been classified as Level 1 with the exception of proprietary funds, consisting of "Series Funds", and any non-proprietary funds not available for public investment, which are classified as Level 2. The Level 2 fund balances of assets

                                      A70
        and liabilities measured at fair value on a recurring basis, as of December 31, 2011, are presented below.

Proprietary Funds ("Series Funds").................................... $40,724,739,141
Davis Value Portfolio................................................. $     1,191,039
Columbia Variable Portfolio - Asset Allocation Fund................... $     5,413,888
Columbia Variable Portfolio - Money Market Fund....................... $     1,182,161
Columbia Variable Portfolio - Small Company Growth Fund............... $       387,511
Columbia Variable Portfolio - High Income Fund........................ $       192,910
NVIT Developing Markets Fund.......................................... $    75,241,411
ProFund VP Asia 30.................................................... $    21,250,077
ProFund VP Banks...................................................... $     2,310,369
ProFund VP Bear....................................................... $    18,223,594
ProFund VP Biotechnology.............................................. $     4,770,149
ProFund VP Basic Materials............................................ $    17,075,313
ProFund VP UltraBull.................................................. $    10,989,716
ProFund VP Bull....................................................... $    61,306,438
ProFund VP Consumer Services.......................................... $     8,369,405
ProFund VP Consumer Goods Portfolio................................... $    16,035,810
ProFund VP Oil & Gas.................................................. $    43,737,050
ProFund VP Europe 30.................................................. $    11,041,822
ProFund VP Financials................................................. $    10,763,551
ProFund VP U.S. Government Plus....................................... $    42,389,850
ProFund VP Health Care................................................ $    17,794,035
ACCESS VP High Yield Fund............................................. $    41,868,446
ProFund VP Industrials................................................ $     9,130,008
ProFund VP Internet................................................... $     4,212,718
ProFund VP Japan...................................................... $     4,799,884
ProFund VP Precious Metals............................................ $    75,280,954
ProFund VP Mid-Cap Growth............................................. $    31,799,895
ProFund VP Mid-Cap Value.............................................. $    25,103,638
ProFund VP Pharmaceuticals............................................ $    12,351,106
ProFund VP Real Estate................................................ $    12,605,153
ProFund VP Rising Rates Opportunity................................... $    12,550,548
ProFund VP NASDAQ-100................................................. $    25,609,587
ProFund VP Semiconductor.............................................. $     1,531,016
ProFund VP Small-Cap Growth........................................... $    35,338,379
ProFund VP Short Mid Cap.............................................. $     2,613,940
ProFund VP Short NASDAQ-100........................................... $     8,012,860
ProFund VP Short Small-Cap............................................ $     4,130,567
ProFund VP Small-Cap Value............................................ $    18,880,537
ProFund VP Technology................................................. $    10,484,394
ProFund VP Telecommunications......................................... $     7,236,917
ProFund VP UltraMid-Cap............................................... $    14,754,053
ProFund VP UltraNASDAQ-100............................................ $    26,978,442
ProFund VP UltraSmall-Cap............................................. $     8,670,614
ProFund VP Utilities.................................................. $    36,723,650
ProFund VP Large-Cap Growth........................................... $    27,419,108
ProFund VP Large-Cap Value............................................ $    19,187,051
Columbia Variable Portfolio Short Duration US Government Fund......... $     1,235,954
Columbia Variable Portfolio - Growth Fund............................. $     4,160,042
Wells Fargo Advantage VT Index Asset Allocation Fund.................. $    26,487,172
Wells Fargo Advantage VT International Equity Portfolio Share Class 2. $       679,199
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 2..... $     1,708,447
Wells Fargo Advantage VT Total Return Bond............................ $     5,324,498
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $    22,584,958
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2...... $    14,246,415
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $    22,322,891
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 2......... $     2,756,689
Wells Fargo Advantage VT Opportunity Fund - Class 1................... $     3,568,215
Wells Fargo Advantage VT Opportunity Fund - Class 2................... $     6,485,127
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $    15,304,590
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $     1,407,869

                                      A71

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        During 2011, there were no significant transfers from Level 1 to Level
        2. There were significant transfers from Level 2 to Level 1 of $36,404,809 in respect of the Invesco V.I. Global Health Care Fund and $36,193,342 in respect of the Invesco V.I. Technology Fund. The transfers are based on values as of December 31, 2010. Investments are transferred out of Level 1 and into Level 2 when a net asset value is no longer readily available to the public and conversely transferred out of Level 2 and into Level 1 when a net asset value becomes readily available to the public.

        As there are no Level 3 assets for either period, a presentation of the reconciliation of Level 3 assets is not required at this time. In addition, there are no other financial assets or assets valued on a non-recurring basis.

NOTE 4: TAXES

        Prudential Annuities Life Assurance Corporation is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2011 were as follows:

                                                        PURCHASES         SALES
                                                      -------------- ---------------
AST Goldman Sachs Large-Cap Value Portfolio.......... $  139,682,635 $  (329,713,381)
AST T. Rowe Price Large-Cap Growth Portfolio......... $  150,229,562 $  (253,791,012)
AST American Century Income & Growth Portfolio....... $   85,340,241 $  (107,915,738)
AST Schroders Multi-Asset World Strategies Portfolio. $  558,142,384 $  (895,018,233)
AST Money Market Portfolio........................... $1,847,159,065 $(2,060,462,915)
AST Cohen & Steers Realty Portfolio.................. $   81,592,956 $  (122,824,322)
AST J.P. Morgan Strategic Opportunities Portfolio.... $  317,870,348 $  (591,817,055)
AST BlackRock Value Portfolio........................ $   74,209,071 $  (109,429,685)
AST Neuberger Berman Small-Cap Growth Portfolio...... $   13,827,081 $  (140,150,099)
AST High Yield Portfolio............................. $  440,655,787 $  (511,268,441)
AST Federated Aggressive Growth Portfolio............ $  223,728,125 $  (195,737,148)
AST Mid-Cap Value Portfolio.......................... $   64,315,684 $   (93,048,225)
AST Small-Cap Value Portfolio........................ $   87,109,193 $  (194,139,494)
AST Goldman Sachs Concentrated Growth Portfolio...... $   47,505,768 $  (130,226,435)
AST Goldman Sachs Mid-Cap Growth Portfolio........... $  100,946,251 $  (189,495,880)
AST Goldman Sachs Small-Cap Value Portfolio.......... $   79,596,196 $  (124,113,921)
AST Large-Cap Value Portfolio........................ $   46,654,121 $   (95,839,009)
AST Lord Abbett Core Fixed Income Portfolio.......... $  216,231,717 $  (253,559,154)
AST Marsico Capital Growth Portfolio................. $  172,974,941 $  (430,637,675)
AST MFS Growth Portfolio............................. $   47,665,823 $   (95,242,105)
AST Neuberger Berman Mid-Cap Growth Portfolio........ $  102,041,472 $  (174,329,994)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio..... $   84,814,524 $  (186,356,544)
AST Small-Cap Growth Portfolio....................... $   88,719,661 $  (139,639,931)
AST PIMCO Limited Maturity Bond Portfolio............ $  177,080,977 $  (342,041,402)
AST PIMCO Total Return Bond Portfolio................ $  521,747,973 $(1,127,547,390)
AST AllianceBernstein Core Value Portfolio........... $   46,995,696 $   (83,370,129)
AST QMA US Equity Alpha Portfolio.................... $   46,823,232 $   (64,968,601)
AST T. Rowe Price Natural Resources Portfolio........ $  193,229,407 $  (274,326,159)

                                      A72

                                                           PURCHASES         SALES
                                                         -------------- ---------------
AST T. Rowe Price Asset Allocation Portfolio............ $  596,706,576 $  (833,266,764)
AST International Value Portfolio....................... $   56,036,843 $   (96,413,258)
AST MFS Global Equity Portfolio......................... $   73,934,681 $   (97,260,811)
AST JPMorgan International Equity Portfolio............. $   81,385,586 $  (140,376,852)
AST T. Rowe Price Global Bond Portfolio................. $  102,838,706 $  (170,041,732)
AST International Growth Portfolio...................... $  110,594,771 $  (244,272,790)
AST Wellington Management Hedged Equity Portfolio....... $  145,458,693 $  (186,214,663)
AST Capital Growth Asset Allocation Portfolio........... $1,325,149,880 $(2,379,283,318)
AST Academic Strategies Asset Allocation Portfolio...... $  880,780,306 $(1,655,415,176)
AST Balanced Asset Allocation Portfolio................. $  873,738,454 $(1,479,313,735)
AST Preservation Asset Allocation Portfolio............. $  663,376,467 $  (837,396,462)
AST CLS Growth Asset Allocation Portfolio............... $  401,851,211 $  (563,041,894)
AST CLS Moderate Asset Allocation Portfolio............. $  346,272,942 $  (495,807,397)
AST Horizon Growth Asset Allocation Portfolio........... $  392,964,993 $  (497,053,437)
AST Horizon Moderate Asset Allocation Portfolio......... $  296,631,757 $  (423,989,274)
AST FI Pyramis(R) Asset Allocation Portfolio............ $  202,090,673 $  (265,770,978)
AST Western Asset Core Plus Bond Portfolio.............. $  226,080,365 $  (262,056,870)
Davis Value Portfolio................................... $       42,345 $      (409,154)
Columbia Variable Portfolio - Asset Allocation Fund..... $        2,671 $    (1,224,005)
Columbia Federal Securities Fund, VS.................... $           32 $    (1,445,418)
Columbia Variable Portfolio - Money Market Fund......... $    1,277,224 $    (1,237,226)
Columbia Variable Portfolio - Small Company Growth Fund. $          628 $      (179,383)
Columbia Large Cap Growth Fund, VS...................... $            0 $    (5,657,919)
Prudential SP International Growth Portfolio............ $    2,784,145 $    (4,589,601)
NVIT Developing Markets Fund............................ $   35,556,033 $   (95,666,751)
The DOW DART 10 Portfolio............................... $    3,734,043 $    (4,193,371)
First Trust Target Focus Four Portfolio................. $    7,183,695 $    (9,447,145)
Global Dividend Target 15 Portfolio..................... $    8,246,316 $   (17,547,177)
NASDAQ Target 15 Portfolio.............................. $    3,957,528 $    (7,374,167)
S&P Target 24 Portfolio................................. $   10,450,879 $   (11,272,352)
Target Managed VIP Portfolio............................ $    6,709,937 $   (14,032,427)
Value Line Target 25 Portfolio.......................... $    2,145,424 $    (5,120,970)
The DOW Target Dividend Portfolio....................... $   12,803,360 $   (14,333,596)
ProFund VP Asia 30...................................... $   35,070,130 $   (62,535,629)
ProFund VP Banks........................................ $   20,913,387 $   (24,054,706)
ProFund VP Bear......................................... $  113,927,829 $  (114,618,008)
ProFund VP Biotechnology................................ $   21,320,906 $   (22,225,618)
ProFund VP Basic Materials.............................. $   41,616,775 $   (74,270,778)
ProFund VP UltraBull.................................... $   84,894,536 $   (84,610,822)
ProFund VP Bull......................................... $  257,265,197 $  (251,207,842)
ProFund VP Consumer Services............................ $   17,991,359 $   (25,373,778)
ProFund VP Consumer Goods Portfolio..................... $   36,083,671 $   (37,435,928)
ProFund VP Oil & Gas.................................... $   77,156,504 $   (97,827,776)
ProFund VP Europe 30.................................... $   43,250,908 $   (62,935,796)
ProFund VP Financials................................... $   13,173,263 $   (17,921,751)
ProFund VP U.S. Government Plus......................... $  150,219,082 $  (150,967,006)
ProFund VP Health Care.................................. $   47,049,354 $   (45,694,823)
ACCESS VP High Yield Fund............................... $   98,792,112 $   (76,231,574)
ProFund VP Industrials.................................. $   43,470,295 $   (49,023,910)
ProFund VP Internet..................................... $    8,630,489 $   (21,082,031)
ProFund VP Japan........................................ $   24,876,092 $   (28,199,980)
ProFund VP Precious Metals.............................. $  151,865,623 $  (192,259,719)
ProFund VP Mid-Cap Growth............................... $  184,402,220 $  (218,098,632)
ProFund VP Mid-Cap Value................................ $  128,766,113 $  (130,330,264)
ProFund VP Pharmaceuticals.............................. $   25,530,607 $   (19,017,416)
ProFund VP Real Estate.................................. $   36,001,374 $   (39,962,301)
ProFund VP Rising Rates Opportunity..................... $   69,395,559 $   (80,794,850)
ProFund VP NASDAQ-100................................... $  138,408,539 $  (149,438,134)
ProFund VP Semiconductor................................ $   10,887,626 $   (11,586,276)
ProFund VP Small-Cap Growth............................. $  126,527,404 $  (142,902,021)
ProFund VP Short Mid-Cap................................ $   18,424,226 $   (17,148,602)
ProFund VP Short NASDAQ-100............................. $   74,459,236 $   (71,995,990)

                                      A73

                                                                          PURCHASES         SALES
                                                                       --------------- ---------------
ProFund VP Short Small-Cap............................................ $    50,453,569 $   (50,427,480)
ProFund VP Small-Cap Value............................................ $    42,094,602 $   (45,051,458)
ProFund VP Technology................................................. $    20,008,012 $   (19,493,245)
ProFund VP Telecommunications......................................... $    24,309,515 $   (30,789,169)
ProFund VP UltraMid-Cap............................................... $    94,909,366 $  (115,942,884)
ProFund VP UltraNASDAQ-100............................................ $    88,406,151 $   (89,525,588)
ProFund VP UltraSmall-Cap............................................. $    46,191,259 $   (53,090,995)
ProFund VP Utilities.................................................. $    53,670,666 $   (46,836,411)
ProFund VP Large-Cap Growth........................................... $    88,159,796 $   (93,301,867)
ProFund VP Large-Cap Value............................................ $    72,427,473 $   (83,125,083)
Rydex VT Nova......................................................... $        60,182 $      (432,963)
Rydex VT NASDAQ-100................................................... $        14,440 $    (2,008,998)
Rydex VT Inverse S&P 500 Strategy..................................... $         4,404 $       (18,978)
Invesco V.I. Dynamics Fund............................................ $     7,265,551 $   (35,016,096)
Invesco V.I. Financial Services Fund.................................. $     2,272,966 $   (22,137,529)
Invesco V.I. Global Health Care Fund.................................. $     8,193,347 $   (15,892,466)
Invesco V.I. Technology Fund.......................................... $     3,958,544 $   (15,714,975)
Wells Fargo Advantage VT Index Asset Allocation Fund.................. $        53,225 $    (5,786,419)
Wells Fargo Advantage VT International Equity Portfolio Share Class 2. $        30,891 $      (131,655)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 2..... $        37,320 $      (512,818)
Wells Fargo Advantage VT Total Return Bond............................ $       223,818 $    (1,456,178)
AST First Trust Balanced Target Portfolio............................. $   508,243,893 $  (830,817,382)
AST First Trust Capital Appreciation Target Portfolio................. $ 1,072,281,691 $(1,737,028,000)
AST Advanced Strategies Portfolio..................................... $   547,722,774 $  (870,068,226)
Columbia Variable Portfolio - High Income Fund........................ $        18,342 $       (87,816)
AST Investment Grade Bond Portfolio................................... $12,285,356,489 $(8,040,601,034)
AST Bond Portfolio 2015............................................... $    43,874,998 $   (69,166,563)
AST Bond Portfolio 2018............................................... $   600,209,893 $  (235,045,127)
AST Bond Portfolio 2019............................................... $    21,352,858 $   (57,012,675)
AST Global Real Estate Portfolio...................................... $    26,595,872 $   (41,004,188)
AST Parametric Emerging Markets Equity Portfolio...................... $   113,625,022 $  (192,351,188)
Franklin Templeton VIP Founding Funds Allocation Fund................. $   606,262,927 $  (948,977,535)
AST Bond Portfolio 2016............................................... $   158,751,299 $  (100,935,100)
AST Bond Portfolio 2020............................................... $    42,596,131 $  (115,992,617)
AST Jennison Large-Cap Value Portfolio................................ $    24,781,343 $   (25,411,788)
AST Jennison Large-Cap Growth Portfolio............................... $    35,555,346 $   (30,950,543)
AST Bond Portfolio 2017............................................... $   382,753,376 $  (254,615,244)
AST Bond Portfolio 2021............................................... $   603,297,354 $  (409,373,168)
Wells Fargo Advantage VT Core Equity Portfolio Share Class 2.......... $        34,343 $    (7,520,711)
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2...... $     6,431,807 $   (10,721,570)
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 2......... $       105,192 $      (743,595)
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $        35,492 $      (397,826)
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $    14,285,231 $   (14,358,695)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $     3,734,200 $   (11,618,746)
Wells Fargo Advantage VT Core Equity Portfolio Share Class 1.......... $       522,852 $    (4,786,258)
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $     5,293,612 $   (13,238,680)
AST Bond Portfolio 2022............................................... $   312,744,434 $   (93,030,831)
AST Quantitative Modeling Portfolio................................... $     4,212,817 $      (479,334)
AST BlackRock Global Strategies Portfolio............................. $    88,813,854 $   (30,434,396)
Invesco V.I. Capital Development Fund................................. $    33,907,064 $   (15,203,919)
Invesco V.I. Dividend Growth Fund..................................... $    21,058,826 $    (7,309,171)
Columbia Variable Portfolio Short Duration US Government Fund......... $     1,337,326 $      (113,998)
Columbia Variable Portfolio - Growth Fund............................. $     5,321,768 $      (536,738)
Wells Fargo Advantage VT Opportunity Fund - Class 1................... $     4,015,828 $      (635,246)
Wells Fargo Advantage VT Opportunity Fund - Class 2................... $     6,603,413 $      (456,036)
AST Prudential Core Bond Portfolio.................................... $    16,558,014 $      (514,529)
AST Neuberger Berman Core Bond Portfolio.............................. $     9,825,478 $    (1,774,107)

                                      A74

NOTE 6: RELATED PARTY TRANSACTIONS

        PFI and its affiliates perform various services on behalf of the portfolios of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into an agreement with PI and AST Investment Services, Inc, both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services with respect to each portfolio. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of PFI.

        The Series Funds have distribution agreements with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of the Series Funds. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios of the Series Funds. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios of the Series Funds. The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of the Series Funds.

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

NOTE 7: FINANCIAL HIGHLIGHTS

        Prudential Annuities Life Assurance Corporation sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Prudential Annuities Life Assurance Corporation and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Prudential Annuities Life Assurance Corporation as contract owners may not have selected all available and applicable contract options.

                                      A75

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                          AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     48,462   $ 7.99763 to  $26.87621 $  585,046   1.00%    0.65%  to   3.05%   -8.40% to   -6.13%
December 31, 2010     62,933   $ 8.70377 to  $28.84949 $  820,710   1.51%    0.65%  to   3.05%    9.45% to   12.15%
December 31, 2009     69,519   $ 7.92816 to  $25.91920 $  844,173   3.18%    0.65%  to   3.05%   15.79% to   21.38%
December 31, 2008     61,431   $ 6.83984 to  $22.05507 $  677,520   1.72%    0.65%  to   2.85%  -42.32% to  -29.74%
December 31, 2007    100,698   $11.85905 to  $37.71457 $1,903,009   0.89%    0.65%  to   2.75%    2.22% to    4.44%

                                          AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     28,910   $ 6.96201 to  $17.77397 $  317,828   0.00%    0.65%  to   3.05%   -4.69% to   -2.33%
December 31, 2010     38,965   $ 7.24476 to  $18.19879 $  439,619   0.00%    0.65%  to   3.05%   12.28% to   15.06%
December 31, 2009     37,612   $ 6.39958 to  $15.81719 $  383,309   0.00%    0.65%  to   3.05%   30.89% to   52.37%
December 31, 2008     26,781   $ 4.26859 to  $10.38047 $  181,315   0.13%    0.65%  to   2.85%  -42.20% to  -35.44%
December 31, 2007     33,936   $ 7.34782 to  $17.57996 $  412,631   0.13%    0.65%  to   2.75%    5.24% to    7.53%

                                         AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     16,134   $ 8.53386 to  $16.07674 $  193,743   0.99%    0.65%  to   3.05%    0.42% to    2.90%
December 31, 2010     18,065   $ 8.42896 to  $15.62387 $  213,542   1.29%    0.65%  to   3.05%   10.38% to   13.10%
December 31, 2009     17,261   $ 7.57412 to  $13.81361 $  187,727   2.31%    0.65%  to   3.05%   14.54% to   24.11%
December 31, 2008     13,554   $ 6.57913 to  $11.80550 $  134,022   2.20%    0.65%  to   2.75%  -36.54% to  -35.17%
December 31, 2007     18,555   $10.31462 to  $18.20953 $  292,154   1.62%    0.65%  to   2.75%   -2.87% to   -0.76%

                                      AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     86,930   $ 9.22724 to  $18.41581 $1,050,410   1.54%    0.65%  to   3.05%   -6.32% to   -4.01%
December 31, 2010    114,495   $ 9.82965 to  $19.18481 $1,454,698   0.70%    0.65%  to   3.05%    8.40% to   11.08%
December 31, 2009     71,518   $ 9.04901 to  $17.27048 $  835,124   1.05%    0.65%  to   3.05%   22.04% to   26.58%
December 31, 2008     13,107   $ 7.31044 to  $13.64345 $  130,494   1.77%    0.65%  to   2.85%  -32.11% to  -26.99%
December 31, 2007     12,599   $11.54620 to  $19.67187 $  191,018   1.80%    0.65%  to   2.75%    5.91% to    8.21%

                                                   AST MONEY MARKET PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    118,373   $ 9.21691 to  $15.30591 $1,291,154   0.02%    0.65%  to   3.05%   -3.02% to   -0.63%
December 31, 2010    136,126   $ 9.50418 to  $15.40331 $1,504,159   0.03%    0.65%  to   3.05%   -3.03% to   -0.63%
December 31, 2009    213,675   $ 9.80078 to  $15.50064 $2,370,117   0.25%    0.65%  to   3.05%   -2.51% to   -0.41%
December 31, 2008    230,705   $10.11620 to  $15.56403 $2,693,670   2.44%    0.65%  to   2.75%   -0.31% to    1.84%
December 31, 2007    161,788   $10.11124 to  $15.28249 $1,920,245   4.78%    0.65%  to   2.75%    2.00% to    4.22%

                                              AST COHEN & STEERS REALTY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011      5,854   $10.94739 to  $29.80000 $  144,882   0.70%    0.65%  to   3.05%    3.35% to    5.90%
December 31, 2010      7,796   $10.57127 to  $28.31102 $  182,093   1.60%    0.65%  to   3.05%   24.77% to   27.85%
December 31, 2009      7,387   $ 8.45511 to  $22.27763 $  137,894   2.85%    0.65%  to   3.05%   28.17% to   51.97%
December 31, 2008      6,441   $ 6.59702 to  $17.09976 $   94,541   5.40%    0.65%  to   2.85%  -36.84% to  -34.13%
December 31, 2007     10,855   $12.32711 to  $26.66162 $  249,538   2.87%    0.65%  to   2.75%  -22.15% to  -20.46%

                                       AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     85,671   $ 9.74916 to  $24.07686 $1,104,132   0.90%    0.65%  to   3.05%   -2.82% to   -0.42%
December 31, 2010    105,940   $10.01123 to  $24.17805 $1,386,636   0.42%    0.65%  to   3.05%    4.05% to    6.62%
December 31, 2009    111,595   $ 9.60213 to  $22.67668 $1,392,913   0.83%    0.65%  to   3.05%   14.97% to   21.23%
December 31, 2008     64,615   $ 8.10022 to  $18.70596 $  681,463   0.32%    0.65%  to   2.85%  -19.88% to  -18.15%
December 31, 2007     28,098   $10.31616 to  $22.85438 $  391,124   1.11%    0.65%  to   2.90%   -1.03% to    1.28%

                                                 AST BLACKROCK VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011      9,551   $ 9.17609 to  $15.38823 $  115,478   0.73%    0.65%  to   3.05%   -3.52% to   -1.14%
December 31, 2010     12,806   $ 8.96367 to  $15.60454 $  156,605   1.46%    0.65%  to   3.05%    9.01% to   11.71%
December 31, 2009     12,049   $ 8.67084 to  $14.00397 $  135,489   0.86%    0.65%  to   3.05%   15.01% to   26.77%
December 31, 2008     10,045   $ 7.53946 to  $11.94926 $   94,921   2.58%    0.65%  to   2.75%  -39.03% to  -37.71%
December 31, 2007     17,720   $12.36544 to  $19.23120 $  284,270   0.95%    0.65%  to   2.75%   -1.62% to    0.52%

                            AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO (EXPIRED APRIL 29, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2011          0   $       0 to  $       0 $        0   0.00%    0.65%  to   3.05%   11.64% to   12.54%
December 31, 2010     11,134   $ 6.71052 to  $15.88936 $  112,043   0.00%    0.65%  to   3.05%   16.60% to   19.48%
December 31, 2009     11,520   $ 5.70806 to  $13.33172 $   97,203   0.00%    0.65%  to   3.05%   19.19% to   22.30%
December 31, 2008     11,216   $ 4.76442 to  $10.97613 $   76,944   0.00%    0.65%  to   2.75%  -44.12% to  -42.91%
December 31, 2007     15,777   $ 8.48266 to  $19.27534 $  197,277   0.00%    0.65%  to   2.75%   15.43% to   17.94%

                                      A76

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                                   AST HIGH YIELD PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011    24,401    $11.04415 to  $22.66074 $401,816    6.36%   0.65%  to   3.05%    0.03% to    2.50%
December 31, 2010    28,186    $11.00659 to  $22.10754 $457,631    3.30%   0.65%  to   3.05%   10.04% to   12.76%
December 31, 2009    31,024    $ 9.97157 to  $19.60556 $456,718    4.69%   0.65%  to   3.05%   24.11% to   34.67%
December 31, 2008    17,905    $ 7.56409 to  $14.55813 $208,084   10.40%   0.65%  to   2.75%  -27.59% to  -26.03%
December 31, 2007    24,064    $10.44649 to  $19.68057 $380,467    8.75%   0.65%  to   2.75%   -0.35% to    1.81%

                                          AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011    18,842    $ 9.19070 to  $22.28390 $239,041    0.40%   0.65%  to   3.05%  -15.76% to  -13.68%
December 31, 2010    17,172    $10.88753 to  $25.87932 $271,022    0.05%   0.65%  to   3.05%   28.51% to   31.68%
December 31, 2009    18,111    $ 8.45485 to  $19.70231 $222,459    0.21%   0.65%  to   3.05%   28.88% to   31.80%
December 31, 2008    16,316    $ 6.56016 to  $14.98634 $142,111    0.00%   0.65%  to   2.85%  -45.63% to  -33.63%
December 31, 2007    25,503    $12.44805 to  $27.04882 $462,627    0.00%   0.65%  to   2.75%    8.14% to   10.49%

                                                 AST MID-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011     5,972    $ 9.89066 to  $18.43079 $ 83,072    0.69%   0.65%  to   3.05%   -6.39% to   -4.08%
December 31, 2010     8,194    $11.12493 to  $19.26268 $120,022    0.57%   0.65%  to   3.05%   19.84% to   22.80%
December 31, 2009     6,621    $ 9.25441 to  $15.72510 $ 79,789    1.73%   0.65%  to   3.05%   31.61% to   37.98%
December 31, 2008     5,546    $ 6.85171 to  $11.42511 $ 48,331    1.09%   0.65%  to   2.75%  -39.83% to  -38.53%
December 31, 2007     7,637    $11.38711 to  $18.63248 $111,950    0.29%   0.65%  to   2.75%   -0.09% to    2.08%

                                                AST SMALL-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011    17,048    $10.26539 to  $25.05272 $299,669    0.57%   0.65%  to   3.05%   -8.84% to   -6.59%
December 31, 2010    22,874    $11.23772 to  $26.81946 $435,168    0.43%   0.65%  to   3.05%   22.16% to   25.17%
December 31, 2009    26,023    $ 9.18066 to  $21.42563 $403,966    1.71%   0.65%  to   3.05%   23.38% to   30.63%
December 31, 2008    25,034    $ 7.44092 to  $16.98067 $318,508    1.36%   0.65%  to   2.85%  -31.65% to  -24.79%
December 31, 2007    42,347    $11.30363 to  $24.31821 $775,321    0.88%   0.65%  to   2.75%   -8.22% to   -6.22%

                                       AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011    14,655    $ 4.66021 to  $26.85572 $252,219    0.15%   0.65%  to   3.05%   -6.88% to   -4.58%
December 31, 2010    20,366    $ 4.96373 to  $28.35884 $349,188    0.08%   0.65%  to   3.05%    6.93% to    9.57%
December 31, 2009    22,737    $ 4.60421 to  $26.07859 $376,154    0.00%   0.65%  to   3.05%   26.94% to   48.43%
December 31, 2008    16,299    $ 3.15269 to  $17.70351 $242,317    0.15%   0.65%  to   2.60%  -41.83% to  -40.66%
December 31, 2007    23,248    $ 5.39999 to  $30.06012 $558,900    0.00%   0.65%  to   2.50%   11.13% to   13.25%

                                          AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011    18,784    $ 5.19481 to  $20.05228 $176,796    0.00%   0.65%  to   3.05%   -5.93% to   -3.61%
December 31, 2010    28,083    $ 5.47729 to  $20.85514 $283,946    0.00%   0.65%  to   3.05%   16.17% to   19.05%
December 31, 2009    28,418    $ 4.67618 to  $17.56272 $241,757    0.00%   0.65%  to   3.05%   33.15% to   56.07%
December 31, 2008    21,632    $ 3.04521 to  $11.28124 $ 98,369    0.00%   0.65%  to   2.75%  -42.42% to  -41.18%
December 31, 2007    31,878    $ 5.26189 to  $19.22684 $307,677    0.00%   0.65%  to   2.75%   16.05% to   18.57%

                                         AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011     6,118    $11.76172 to  $31.79808 $137,760    0.47%   0.65%  to   3.05%   -1.78% to    0.64%
December 31, 2010     8,418    $11.93832 to  $31.59475 $187,638    0.51%   0.65%  to   3.05%   22.90% to   25.94%
December 31, 2009     6,765    $ 9.68368 to  $25.08676 $128,428    1.29%   0.65%  to   3.05%   23.36% to   29.08%
December 31, 2008     4,794    $ 7.85000 to  $19.90636 $ 82,391    1.49%   0.65%  to   2.75%  -28.66% to  -27.11%
December 31, 2007     6,019    $11.00312 to  $27.31110 $144,929    0.57%   0.65%  to   2.75%   -7.75% to   -5.74%

                                                AST LARGE-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011    19,082    $ 7.70399 to  $20.62801 $210,441    1.33%   0.65%  to   3.05%   -7.10% to   -4.81%
December 31, 2010    23,213    $ 8.24994 to  $21.66951 $273,356    1.03%   0.65%  to   3.05%    9.71% to   12.42%
December 31, 2009    25,302    $ 7.45826 to  $19.27505 $276,543    2.85%   0.65%  to   3.05%   16.03% to   27.41%
December 31, 2008    25,394    $ 6.38846 to  $16.24413 $248,148    1.59%   0.65%  to   2.85%  -43.10% to  -30.98%
December 31, 2007    33,134    $11.17043 to  $27.94403 $581,479    1.08%   0.65%  to   2.75%   -5.67% to   -3.62%

                                         AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011    21,912    $12.53881 to  $18.93744 $362,864    1.75%   0.65%  to   3.05%    6.82% to    9.45%
December 31, 2010    23,842    $11.70237 to  $17.30182 $364,932    5.89%   0.65%  to   3.05%    9.96% to   12.68%
December 31, 2009    30,119    $10.60977 to  $15.35521 $414,600    7.39%   0.65%  to   3.05%   19.63% to   33.73%
December 31, 2008    25,649    $ 8.10499 to  $11.48243 $265,996    9.00%   0.65%  to   2.75%  -25.36% to  -23.75%
December 31, 2007    35,946    $10.85945 to  $15.05922 $494,617    5.68%   0.65%  to   2.75%    3.16% to    5.39%

                                      A77

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                              AST MARSICO CAPITAL GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     60,824   $ 8.98512 to  $19.51615 $  760,716   0.29%    0.65%  to   3.05%   -3.93% to   -1.56%
December 31, 2010     80,568   $ 9.27639 to  $19.82494 $1,040,269   0.67%    0.65%  to   3.05%   16.10% to   18.97%
December 31, 2009     91,014   $ 7.92454 to  $16.66345 $1,019,490   0.87%    0.65%  to   3.05%   26.06% to   28.92%
December 31, 2008     89,246   $ 6.24776 to  $12.92584 $  792,227   0.45%    0.65%  to   2.85%  -45.21% to  -36.07%
December 31, 2007    143,872   $11.34517 to  $23.09247 $2,388,547   0.17%    0.65%  to   2.75%   11.79% to   14.21%

                                                    AST MFS GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     21,613   $ 6.82421 to  $14.16119 $  194,860   0.35%    0.65%  to   3.05%   -3.62% to   -1.24%
December 31, 2010     26,573   $ 7.02283 to  $14.37512 $  246,760   0.13%    0.65%  to   3.05%    9.35% to   12.05%
December 31, 2009     29,779   $ 6.37002 to  $12.86144 $  247,006   0.17%    0.65%  to   3.05%   20.37% to   23.50%
December 31, 2008     28,733   $ 5.24253 to  $10.44074 $  186,479   0.26%    0.65%  to   2.75%  -38.06% to  -36.72%
December 31, 2007     36,836   $ 8.42015 to  $16.54009 $  394,445   0.03%    0.65%  to   2.75%   11.93% to   14.36%

                                         AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     13,725   $ 8.86851 to  $29.63690 $  260,508   0.00%    0.65%  to   3.05%   -1.41% to    1.03%
December 31, 2010     17,725   $ 8.92178 to  $29.33599 $  333,831   0.00%    0.65%  to   3.05%   24.76% to   27.84%
December 31, 2009     16,602   $ 7.09300 to  $22.94749 $  267,628   0.00%    0.65%  to   3.05%   23.09% to   28.95%
December 31, 2008     16,039   $ 5.59083 to  $17.79631 $  219,680   0.00%    0.65%  to   2.75%  -44.75% to  -43.55%
December 31, 2007     29,931   $10.06697 to  $31.52655 $  696,088   0.00%    0.65%  to   2.75%   18.83% to   21.41%

                                        AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     14,976   $10.18961 to  $35.07648 $  321,823   0.90%    0.65%  to   3.05%   -5.45% to   -3.12%
December 31, 2010     19,868   $10.74418 to  $36.20541 $  439,731   1.17%    0.65%  to   3.05%   19.67% to   22.63%
December 31, 2009     22,093   $ 8.95019 to  $29.52355 $  416,620   2.07%    0.65%  to   3.05%   34.49% to   39.73%
December 31, 2008     21,731   $ 6.54354 to  $21.12901 $  316,843   1.77%    0.65%  to   2.75%  -43.85% to  -42.63%
December 31, 2007     39,786   $11.65359 to  $36.83127 $  967,176   0.68%    0.65%  to   2.75%    0.32% to    2.50%

                                                 AST SMALL-CAP GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011      7,731   $11.09276 to  $24.85921 $  123,714   0.00%    0.65%  to   3.05%   -3.99% to   -1.62%
December 31, 2010     11,234   $11.53054 to  $25.26926 $  181,856   0.22%    0.65%  to   3.05%   32.26% to   35.53%
December 31, 2009      8,640   $ 8.70015 to  $18.64494 $  111,537   0.05%    0.65%  to   3.05%   30.09% to   33.04%
December 31, 2008      7,246   $ 6.68777 to  $14.01478 $   76,253   0.00%    0.65%  to   2.85%  -36.79% to  -32.53%
December 31, 2007      9,716   $10.54500 to  $21.70159 $  157,938   0.00%    0.65%  to   2.75%    4.19% to    6.45%

                                           AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     51,459   $10.39821 to  $19.93200 $  698,888   0.95%    0.65%  to   3.05%   -0.86% to    1.58%
December 31, 2010     62,862   $10.48881 to  $19.62146 $  846,276   2.53%    0.65%  to   3.05%    0.73% to    3.22%
December 31, 2009     69,607   $10.41264 to  $19.00861 $  920,649   5.00%    0.65%  to   3.05%    4.23% to    9.51%
December 31, 2008     55,649   $10.25361 to  $17.35746 $  703,455   5.55%    0.65%  to   2.75%   -1.66% to    0.46%
December 31, 2007     98,431   $10.40058 to  $17.27843 $1,209,317   4.60%    0.65%  to   2.75%    3.85% to    6.10%

                                             AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    129,700   $11.28262 to  $26.71641 $2,058,428   1.83%    0.65%  to   3.05%    0.04% to    2.51%
December 31, 2010    166,002   $11.25530 to  $26.06306 $2,588,103   1.75%    0.65%  to   3.05%    4.43% to    7.02%
December 31, 2009    144,653   $10.97629 to  $24.35387 $2,178,595   3.84%    0.65%  to   3.05%    9.96% to   15.77%
December 31, 2008     74,757   $10.15674 to  $21.03675 $1,089,746   4.01%    0.65%  to   2.75%   -4.95% to   -2.89%
December 31, 2007    105,808   $10.68542 to  $21.66391 $1,562,280   2.28%    0.65%  to   2.75%    5.32% to    7.60%

                                           AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     12,888   $ 8.10423 to  $14.17118 $  138,959   1.09%    0.65%  to   3.05%   -4.63% to   -2.28%
December 31, 2010     16,262   $ 8.47182 to  $14.56007 $  182,409   1.34%    0.65%  to   3.05%    9.79% to   12.51%
December 31, 2009     16,894   $ 7.69250 to  $12.99378 $  170,550   4.15%    0.65%  to   3.05%   20.39% to   28.65%
December 31, 2008     16,283   $ 6.38950 to  $10.02666 $  133,646   3.44%    0.65%  to   2.75%  -43.49% to  -42.26%
December 31, 2007     25,319   $11.30608 to  $17.40971 $  372,910   1.38%    0.65%  to   2.75%   -6.23% to   -4.20%

                                               AST QMA US EQUITY ALPHA PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011      9,572   $ 7.73980 to  $14.82709 $  107,997   0.70%    0.65%  to   3.05%    0.31% to    2.79%
December 31, 2010     11,194   $ 7.65297 to  $14.55693 $  124,404   0.68%    0.65%  to   3.05%   11.54% to   14.30%
December 31, 2009     12,665   $ 6.80494 to  $12.81698 $  126,196   1.86%    0.65%  to   3.05%   18.47% to   27.19%
December 31, 2008     13,410   $ 5.71453 to  $ 9.59861 $  112,798   2.39%    0.65%  to   2.75%  -40.41% to  -39.11%
December 31, 2007     24,740   $ 9.53992 to  $15.76502 $  345,824   1.33%    0.65%  to   2.75%   -0.74% to    1.42%

                                      A78

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011      9,671   $ 6.13193 to  $52.35862 $  255,476   0.59%    0.65%  to   3.05%  -17.51% to  -15.47%
December 31, 2010     13,163   $14.81778 to  $61.94104 $  409,090   0.43%    0.65%  to   3.05%   16.78% to   19.67%
December 31, 2009     11,471   $12.64918 to  $51.75974 $  319,339   1.31%    0.65%  to   3.05%   32.64% to   48.38%
December 31, 2008      5,935   $ 8.76037 to  $34.88343 $  134,397   0.66%    0.65%  to   2.60%  -51.29% to  -50.31%
December 31, 2007     13,323   $17.90678 to  $70.20328 $  567,927   0.58%    0.65%  to   2.75%   36.63% to   39.59%

                                          AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    105,878   $10.09078 to  $28.98527 $1,511,842   1.09%    0.65%  to   3.05%   -1.12% to    1.32%
December 31, 2010    122,828   $10.18424 to  $28.60743 $1,752,058   0.97%    0.65%  to   3.05%    8.13% to   10.81%
December 31, 2009     99,437   $ 9.39867 to  $25.81677 $1,312,782   2.07%    0.65%  to   3.05%   20.19% to   23.33%
December 31, 2008     46,873   $ 7.79315 to  $20.93279 $  538,360   1.79%    0.65%  to   2.85%  -27.98% to  -22.10%
December 31, 2007     52,178   $11.60522 to  $28.45091 $  838,230   1.21%    0.65%  to   2.75%    3.38% to    5.63%

                                               AST INTERNATIONAL VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     11,036   $ 6.90976 to  $17.75018 $  134,222   1.42%    0.65%  to   3.05%  -15.21% to  -13.12%
December 31, 2010     14,189   $ 8.08298 to  $20.48151 $  200,509   0.82%    0.65%  to   3.05%    7.70% to   10.36%
December 31, 2009     14,767   $ 7.44396 to  $18.60561 $  196,052   2.37%    0.65%  to   3.05%   26.78% to   29.65%
December 31, 2008     12,595   $ 5.83552 to  $14.38680 $  132,504   2.67%    0.65%  to   2.85%  -45.55% to  -36.07%
December 31, 2007     20,459   $10.66136 to  $25.92537 $  418,511   0.98%    0.65%  to   2.75%   14.55% to   17.04%

                                                AST MFS GLOBAL EQUITY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011      7,716   $11.25154 to  $18.89405 $  117,107   0.48%    0.65%  to   3.05%   -6.08% to   -3.76%
December 31, 2010      9,440   $11.94327 to  $19.68196 $  149,750   0.48%    0.65%  to   3.05%    8.63% to   11.32%
December 31, 2009      8,341   $10.96039 to  $17.72541 $  119,319   1.90%    0.65%  to   3.05%   27.89% to   33.61%
December 31, 2008      6,101   $ 8.57011 to  $13.60103 $   66,707   1.29%    0.65%  to   2.75%  -35.81% to  -34.42%
December 31, 2007     10,147   $13.35080 to  $20.79180 $  175,144   1.95%    0.65%  to   2.75%    6.38% to    8.69%

                                          AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     11,108   $ 7.75947 to  $30.44657 $  170,765   1.32%    0.65%  to   3.05%  -11.92% to   -9.74%
December 31, 2010     15,322   $ 8.73737 to  $33.98828 $  255,452   1.09%    0.65%  to   3.05%    3.90% to    6.47%
December 31, 2009     14,999   $ 8.34041 to  $32.16453 $  254,290   4.03%    0.65%  to   3.05%   32.15% to   35.11%
December 31, 2008      9,827   $ 6.27937 to  $24.00705 $  149,580   2.57%    0.65%  to   2.75%  -43.00% to  -41.76%
December 31, 2007     18,705   $10.95909 to  $41.53619 $  466,812   1.42%    0.65%  to   2.75%    6.42% to    8.73%

                                            AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     17,357   $11.11461 to  $19.74069 $  274,526   2.70%    0.65%  to   3.05%    0.95% to    3.45%
December 31, 2010     21,422   $10.97562 to  $19.08296 $  328,624   2.74%    0.65%  to   3.05%    2.52% to    5.06%
December 31, 2009     22,019   $10.67294 to  $18.16458 $  324,974   7.36%    0.65%  to   3.05%    9.03% to   11.63%
December 31, 2008     16,218   $ 9.78879 to  $16.30778 $  221,914   4.60%    0.65%  to   2.75%   -5.12% to   -3.07%
December 31, 2007     33,381   $10.31681 to  $16.82426 $  461,638   2.66%    0.65%  to   2.75%    6.62% to    8.93%

                                               AST INTERNATIONAL GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     27,343   $ 6.88968 to  $17.92892 $  405,957   0.65%    0.65%  to   3.05%  -15.58% to  -13.49%
December 31, 2010     35,392   $ 8.14414 to  $20.72450 $  617,984   0.35%    0.65%  to   3.05%   11.01% to   13.75%
December 31, 2009     39,649   $ 7.32140 to  $18.21901 $  616,928   1.84%    0.65%  to   3.05%   29.96% to   34.41%
December 31, 2008     38,892   $ 5.57041 to  $13.55477 $  455,778   1.44%    0.65%  to   2.85%  -51.60% to  -44.28%
December 31, 2007     59,911   $15.23165 to  $27.41378 $1,450,281   0.41%    0.65%  to   2.75%   15.76% to   18.28%

                                       AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     22,134   $ 8.46959 to  $13.92700 $  209,446   0.32%    0.65%  to   3.05%   -6.40% to   -4.08%
December 31, 2010     26,700   $ 9.02972 to  $14.57840 $  265,557   0.45%    0.65%  to   3.05%   11.14% to   13.89%
December 31, 2009     28,061   $ 8.10775 to  $12.85208 $  246,843   1.32%    0.65%  to   3.05%   24.77% to   27.73%
December 31, 2008     13,508   $ 6.74653 to  $ 7.17163 $   93,861   0.78%    0.65%  to   2.60%  -43.83% to  -42.70%
December 31, 2007     41,420   $11.97230 to  $12.51606 $  506,044   0.15%    0.65%  to   2.75%    6.53% to    8.84%

                                         AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    341,316   $ 9.02040 to  $13.42633 $3,434,052   0.50%    0.65%  to   3.05%   -5.40% to   -3.06%
December 31, 2010    445,216   $ 9.51547 to  $13.90606 $4,692,575   1.08%    0.65%  to   3.05%    9.92% to   12.64%
December 31, 2009    427,504   $ 8.63891 to  $12.39570 $4,038,799   1.88%    0.65%  to   3.05%   21.57% to   24.51%
December 31, 2008    280,192   $ 7.09516 to  $ 7.96999 $2,131,831   1.00%    0.65%  to   3.00%  -36.89% to  -29.03%
December 31, 2007    437,914   $11.73121 to  $12.33007 $5,234,701   0.22%    0.65%  to   3.00%    6.42% to    9.01%

                                      A79

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                       AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    294,849   $ 9.09760 to  $13.12699 $2,989,751   0.61%    0.65%  to   3.05%   -5.62% to   -3.29%
December 31, 2010    367,638   $ 9.61979 to  $13.62846 $3,907,114   0.90%    0.65%  to   3.05%    8.55% to   11.24%
December 31, 2009    342,126   $ 8.84379 to  $12.30140 $3,296,750   2.28%    0.65%  to   3.05%   20.63% to   23.55%
December 31, 2008    226,152   $ 7.32007 to  $ 8.17979 $1,769,603   1.15%    0.65%  to   3.00%  -33.88% to  -26.78%
December 31, 2007    324,959   $11.49114 to  $12.07747 $3,809,076   0.36%    0.65%  to   3.00%    5.92% to    8.50%

                                            AST BALANCED ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    228,060   $ 9.45346 to  $13.17155 $2,435,193   0.63%    0.65%  to   3.05%   -4.22% to   -1.86%
December 31, 2010    283,879   $ 9.85001 to  $13.47496 $3,123,795   0.82%    0.65%  to   3.05%    8.89% to   11.58%
December 31, 2009    244,029   $ 9.02728 to  $12.12491 $2,426,091   1.42%    0.65%  to   3.05%   19.32% to   22.50%
December 31, 2008    105,696   $ 7.53624 to  $ 8.46087 $  857,571   1.08%    0.65%  to   3.00%  -30.84% to  -24.62%
December 31, 2007     98,554   $11.36451 to  $11.94439 $1,143,188   0.33%    0.65%  to   3.00%    5.79% to    8.36%

                                          AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    235,261   $10.15823 to  $12.77965 $2,684,655   0.89%    0.65%  to   3.05%   -2.08% to    0.34%
December 31, 2010    246,541   $10.35261 to  $12.78779 $2,838,371   1.39%    0.65%  to   3.05%    7.20% to    9.85%
December 31, 2009    219,165   $ 9.63721 to  $11.68785 $2,320,954   1.20%    0.65%  to   3.05%   15.05% to   19.26%
December 31, 2008    117,435   $ 8.26395 to  $ 9.30874 $1,047,168   0.85%    0.65%  to   3.00%  -21.90% to  -17.26%
December 31, 2007     50,338   $11.13156 to  $11.63721 $  568,796   0.29%    0.65%  to   2.75%    5.71% to    8.01%

                            AST CLS GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE NOVEMBER 19, 2007)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     49,795   $ 9.14542 to  $13.58234 $  498,580   0.28%    0.65%  to   3.05%   -5.36% to   -3.02%
December 31, 2010     67,762   $ 9.64360 to  $14.06217 $  708,276   0.32%    0.65%  to   3.05%   10.86% to   13.60%
December 31, 2009     46,324   $ 8.68119 to  $12.42878 $  429,456   0.37%    0.65%  to   3.05%   23.05% to   26.02%
December 31, 2008      8,210   $ 7.04446 to  $ 7.41584 $   59,995   0.09%    0.65%  to   3.00%  -37.16% to  -29.54%
December 31, 2007      1,178   $11.49050 to  $11.51218 $   13,543   0.00%    1.25%  to   2.75%   14.93% to   15.13%

                           AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE NOVEMBER 19, 2007)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     83,954   $ 8.71537 to  $12.75958 $  788,153   0.39%    0.65%  to   3.05%   -4.81% to   -2.45%
December 31, 2010     99,997   $ 9.15067 to  $13.19996 $  973,078   0.54%    0.65%  to   3.05%    8.51% to   11.19%
December 31, 2009     74,171   $ 8.42891 to  $11.97996 $  654,003   0.28%    0.65%  to   3.05%   19.69% to   22.59%
December 31, 2008     16,369   $ 7.04244 to  $ 7.60651 $  116,814   0.06%    0.65%  to   3.00%  -29.73% to  -23.92%
December 31, 2007        787   $10.02547 to  $10.04880 $    7,899   0.00%    0.90%  to   2.75%    0.28% to    0.50%

                          AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE NOVEMBER 19, 2007)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     56,707   $ 9.04125 to  $13.66570 $  547,518   0.33%    0.65%  to   3.05%   -3.60% to   -1.22%
December 31, 2010     68,780   $ 9.34959 to  $13.88973 $  681,353   0.29%    0.65%  to   3.05%   10.35% to   13.07%
December 31, 2009     48,274   $ 8.44669 to  $12.33318 $  425,571   0.27%    0.65%  to   3.05%   23.06% to   25.84%
December 31, 2008      6,598   $ 6.85696 to  $ 7.50642 $   45,696   0.07%    0.65%  to   2.85%  -32.61% to  -24.76%
December 31, 2007        484   $10.17498 to  $10.20179 $    4,932   0.00%    0.65%  to   2.75%    1.77% to    2.02%

                         AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE NOVEMBER 19, 2007)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     76,501   $ 9.43274 to  $12.98251 $  767,336   0.48%    0.65%  to   3.05%   -3.54% to   -1.15%
December 31, 2010     88,963   $ 9.74838 to  $13.18694 $  912,004   0.46%    0.65%  to   3.05%    8.20% to   10.87%
December 31, 2009     66,502   $ 8.98223 to  $11.94190 $  619,651   0.20%    0.65%  to   3.05%   19.87% to   22.58%
December 31, 2008     10,783   $ 7.48580 to  $ 7.94834 $   81,547   0.04%    0.65%  to   2.85%  -26.28% to  -20.41%
December 31, 2007        278   $10.15504 to  $10.17230 $    2,828   0.00%    1.40%  to   2.75%    1.57% to    1.73%

                           AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO (AVAILABLE NOVEMBER 19, 2007)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     29,299   $ 8.71300 to  $13.04434 $  271,364   0.21%    0.65%  to   3.05%   -5.44% to   -3.11%
December 31, 2010     37,009   $ 9.18592 to  $13.51674 $  358,393   0.37%    0.65%  to   3.05%    9.87% to   12.59%
December 31, 2009     32,643   $ 8.33501 to  $12.05414 $  282,777   0.32%    0.65%  to   3.05%   17.78% to   20.44%
December 31, 2008      7,244   $ 7.06973 to  $ 7.83293 $   51,718   0.05%    0.65%  to   2.85%  -29.20% to  -21.57%
December 31, 2007        502   $ 9.98557 to  $10.00448 $    5,016   0.00%    1.25%  to   2.75%   -0.12% to    0.06%

                            AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (AVAILABLE NOVEMBER 19, 2007)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     34,470   $10.74387 to  $12.12164 $  388,751   2.64%    0.65%  to   3.05%    2.80% to    5.33%
December 31, 2010     37,019   $10.43007 to  $11.55420 $  400,318   1.62%    0.65%  to   3.05%    4.51% to    7.10%
December 31, 2009     28,705   $ 9.95931 to  $10.83217 $  292,772   3.68%    0.65%  to   3.05%    8.45% to   10.90%
December 31, 2008     14,600   $ 9.18349 to  $ 9.40965 $  135,345   0.20%    0.65%  to   2.85%   -8.14% to   -5.83%
December 31, 2007      3,195   $ 9.96574 to  $ 9.98760 $   31,861   0.00%    1.00%  to   2.75%   -0.32% to   -0.12%

                                      A80

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                                    DAVIS VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011       115    $10.32563 to  $14.00926 $  1,191   0.75%    1.40%  to   1.65%   -5.75% to   -5.51%
December 31, 2010       147    $10.92826 to  $14.86452 $  1,614   1.06%    1.40%  to   1.65%   10.91% to   11.19%
December 31, 2009       254    $ 9.82859 to  $13.40277 $  2,502   0.84%    1.40%  to   1.65%   28.99% to   29.32%
December 31, 2008       323    $ 7.60022 to  $10.39039 $  2,459   0.52%    1.40%  to   1.65%  -41.31% to  -41.16%
December 31, 2007       968    $12.91696 to  $17.70411 $ 12,664   1.06%    1.40%  to   1.65%    2.90% to    3.16%

                                     COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND
                   -------------------------------------------------------------------------------------------
December 31, 2011       349    $15.49864 to  $15.49864 $  5,414   2.52%    1.00%  to   1.00%   -1.84% to   -1.84%
December 31, 2010       421    $15.78873 to  $15.78873 $  6,644   2.63%    1.00%  to   1.00%   12.30% to   12.30%
December 31, 2009       487    $14.38338 to  $14.38338 $  7,007   4.42%    1.00%  to   1.00%   22.76% to   22.76%
December 31, 2008       564    $11.71637 to  $11.71637 $  6,605   3.43%    1.00%  to   1.00%  -29.04% to  -29.04%
December 31, 2007       719    $16.51140 to  $16.51140 $ 11,876   2.80%    1.00%  to   1.00%    8.08% to    8.08%

                                COLUMBIA FEDERAL SECURITIES FUND, VS (EXPIRED APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011         0    $       0 to  $       0 $      0   4.54%    1.00%  to   1.00%    1.34% to    1.34%
December 31, 2010       116    $12.21523 to  $12.21523 $  1,423   4.63%    1.00%  to   1.00%    4.00% to    4.00%
December 31, 2009       134    $12.32409 to  $12.32409 $  1,646   7.68%    1.00%  to   1.00%    0.88% to    0.88%
December 31, 2008       148    $12.21621 to  $12.21621 $  1,806   7.10%    1.00%  to   1.00%    7.01% to    7.01%
December 31, 2007       178    $11.41611 to  $11.41611 $  2,037   6.47%    1.00%  to   1.00%    5.12% to    5.12%

                                       COLUMBIA VARIABLE PORTFOLIO - MONEY MARKET FUND
                   -------------------------------------------------------------------------------------------
December 31, 2011       109    $10.82529 to  $10.82529 $  1,182   0.00%    1.00%  to   1.00%   -1.00% to   -1.00%
December 31, 2010       104    $10.93445 to  $10.93445 $  1,142   0.02%    1.00%  to   1.00%   -0.97% to   -0.97%
December 31, 2009       125    $11.04133 to  $11.04133 $  1,375   0.25%    1.00%  to   1.25%   -0.77% to   -0.77%
December 31, 2008       159    $11.12662 to  $11.12662 $  1,771   2.59%    1.00%  to   1.00%    1.55% to    1.55%
December 31, 2007       234    $10.95647 to  $10.95647 $  2,568   4.91%    1.00%  to   1.00%    3.97% to    3.97%

                                   COLUMBIA VARIABLE PORTFOLIO - SMALL COMPANY GROWTH FUND
                   -------------------------------------------------------------------------------------------
December 31, 2011        21    $18.25774 to  $18.25774 $    388   0.00%    1.00%  to   1.00%   -6.49% to   -6.49%
December 31, 2010        30    $19.52472 to  $19.52472 $    578   0.00%    1.00%  to   1.00%   27.10% to   27.10%
December 31, 2009        34    $15.36226 to  $15.36226 $    521   0.00%    1.00%  to   1.00%   24.40% to   24.40%
December 31, 2008        37    $12.34900 to  $12.34900 $    462   0.00%    1.00%  to   1.00%  -41.42% to  -41.42%
December 31, 2007        51    $21.07999 to  $21.07999 $  1,069   0.00%    1.00%  to   1.00%   12.32% to   12.32%

                                 COLUMBIA LARGE CAP GROWTH FUND, VS (EXPIRED APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011         0    $       0 to  $       0 $      0   0.42%    1.00%  to   1.25%    9.86% to    9.95%
December 31, 2010       429    $11.81717 to  $11.99337 $  5,144   0.58%    1.00%  to   1.25%   16.03% to   16.32%
December 31, 2009       508    $10.18453 to  $10.31040 $  5,239   0.69%    1.00%  to   1.25%   33.12% to   33.46%
December 31, 2008       592    $ 7.65036 to  $ 7.72535 $  4,575   0.25%    1.00%  to   1.25%  -41.18% to  -41.03%
December 31, 2007       800    $13.00621 to  $13.10033 $ 10,478   0.37%    1.00%  to   1.25%   14.32% to   14.61%

                                         PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011       750    $ 9.06539 to  $12.48038 $  7,890   1.32%    0.65%  to   2.75%  -17.25% to  -15.47%
December 31, 2010       897    $10.95545 to  $14.97476 $ 11,237   1.51%    0.65%  to   2.75%   10.88% to   13.27%
December 31, 2009     1,213    $ 9.88082 to  $11.70611 $ 13,530   2.38%    0.65%  to   2.75%   33.38% to   36.26%
December 31, 2008     1,323    $ 7.40821 to  $ 8.59118 $ 10,961   1.60%    0.65%  to   2.75%  -51.67% to  -50.62%
December 31, 2007     3,043    $15.32754 to  $17.39805 $ 51,415   0.73%    0.65%  to   2.75%   16.24% to   18.76%

                                                 NVIT DEVELOPING MARKETS FUND
                   -------------------------------------------------------------------------------------------
December 31, 2011     4,090    $12.02783 to  $27.44307 $ 75,241   0.27%    0.65%  to   3.05%  -24.77% to  -22.91%
December 31, 2010     6,636    $15.93875 to  $35.68795 $163,952   0.00%    0.65%  to   3.05%   12.60% to   15.39%
December 31, 2009     8,668    $14.11121 to  $31.00701 $189,579   1.12%    0.65%  to   3.05%   42.41% to   61.17%
December 31, 2008     6,642    $ 8.94425 to  $19.28675 $ 86,010   0.64%    0.65%  to   2.75%  -59.02% to  -58.13%
December 31, 2007    14,104    $21.82742 to  $46.18441 $478,758   0.45%    0.65%  to   2.75%   39.55% to   42.57%

                                                  THE DOW DART 10 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011       589    $ 9.62777 to  $16.05136 $  6,772   0.00%    0.65%  to   3.05%    4.44% to    7.02%
December 31, 2010       627    $ 9.02819 to  $15.21278 $  6,798   0.00%    0.65%  to   3.05%   13.19% to   15.99%
December 31, 2009       591    $ 7.81132 to  $13.30332 $  5,447   0.00%    0.65%  to   2.65%   10.93% to   31.20%
December 31, 2008       857    $ 6.92452 to  $10.27256 $  7,084   0.00%    0.65%  to   2.50%  -30.30% to  -28.97%
December 31, 2007     1,361    $ 9.78319 to  $14.55047 $ 16,177   0.00%    0.65%  to   2.50%   -1.87% to    0.00%

                                      A81

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                           FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,183    $ 3.34499 to  $13.54166 $  7,011   0.00%    0.65%  to   3.05%  -13.62% to  -11.49%
December 31, 2010     1,563    $ 3.80786 to  $15.50170 $ 10,721   0.00%    0.65%  to   3.05%   15.37% to   18.22%
December 31, 2009     1,949    $ 3.24555 to  $13.27740 $ 11,197   0.00%    0.65%  to   2.65%   25.38% to   31.50%
December 31, 2008     1,208    $ 2.55578 to  $ 8.80712 $  4,702   0.00%    0.65%  to   2.60%  -45.29% to  -40.07%
December 31, 2007     1,492    $ 4.61460 to  $15.33676 $ 12,698   0.00%    0.65%  to   1.90%    3.68% to    5.01%

                                             GLOBAL DIVIDEND TARGET 15 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,600    $11.79985 to  $20.81269 $ 24,606   0.00%    0.65%  to   3.05%  -10.31% to   -8.09%
December 31, 2010     2,173    $13.11568 to  $22.78277 $ 36,491   0.00%    0.65%  to   3.05%    6.38% to    9.01%
December 31, 2009     3,011    $12.29106 to  $21.02664 $ 46,874   0.00%    0.65%  to   3.05%   37.18% to   44.07%
December 31, 2008     3,199    $ 9.01244 to  $15.09443 $ 36,070   0.00%    0.65%  to   2.60%  -44.27% to  -43.15%
December 31, 2007     8,705    $16.10195 to  $26.71430 $173,717   0.00%    0.65%  to   2.75%   10.21% to   12.60%

                                                  NASDAQ TARGET 15 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011       454    $ 8.30147 to  $11.92625 $  4,401   0.00%    0.65%  to   1.90%   -0.63% to    0.64%
December 31, 2010       787    $ 8.27796 to  $11.92252 $  7,702   0.00%    0.65%  to   1.90%   27.91% to   29.53%
December 31, 2009       384    $ 6.41311 to  $ 9.26007 $  2,820   0.00%    0.65%  to   1.90%   14.72% to   16.18%
December 31, 2008       501    $ 5.53942 to  $ 8.01883 $  3,179   0.00%    0.65%  to   1.90%  -51.83% to  -39.68%
December 31, 2007       857    $11.39370 to  $16.53539 $ 11,317   0.00%    0.65%  to   1.90%   19.41% to   20.94%

                                                   S&P TARGET 24 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011       818    $ 9.07967 to  $14.92824 $  9,185   0.00%    0.65%  to   3.05%    5.26% to    7.86%
December 31, 2010       915    $ 8.44778 to  $14.03783 $  9,500   0.00%    0.65%  to   3.05%   15.66% to   18.52%
December 31, 2009     1,053    $ 7.15298 to  $11.47241 $  9,289   0.00%    0.65%  to   2.65%   10.76% to   13.03%
December 31, 2008       992    $ 6.35065 to  $10.21125 $  7,753   0.00%    0.65%  to   2.50%  -29.73% to  -28.39%
December 31, 2007     1,425    $ 8.89991 to  $14.34653 $ 15,798   0.00%    0.65%  to   2.50%    1.58% to    3.52%

                                                 TARGET MANAGED VIP PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011     2,087    $ 7.93929 to  $13.68221 $ 20,024   0.00%    0.65%  to   2.65%   -4.28% to   -2.32%
December 31, 2010     2,783    $ 8.29426 to  $14.26469 $ 27,842   0.00%    0.65%  to   2.65%   15.97% to   18.35%
December 31, 2009     3,631    $ 7.15187 to  $11.21855 $ 31,168   0.00%    0.65%  to   2.65%   10.00% to   12.26%
December 31, 2008     4,209    $ 6.45063 to  $10.05410 $ 32,278   0.00%    0.65%  to   2.60%  -46.26% to  -45.18%
December 31, 2007    12,029    $11.80803 to  $18.45100 $174,193   0.00%    0.65%  to   2.75%    6.44% to    8.76%

                                                VALUE LINE TARGET 25 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,096    $ 2.48441 to  $10.52697 $  7,138   0.00%    0.65%  to   1.90%  -26.09% to  -25.15%
December 31, 2010     1,411    $ 3.33115 to  $14.15035 $ 12,605   0.00%    0.65%  to   1.90%   27.94% to   29.57%
December 31, 2009     1,701    $ 2.57984 to  $10.98699 $ 11,227   0.00%    0.65%  to   1.90%    5.08% to    6.42%
December 31, 2008     2,423    $ 2.43273 to  $10.38685 $ 15,210   0.00%    0.65%  to   1.90%  -55.68% to  -54.06%
December 31, 2007     3,219    $ 5.43929 to  $23.28349 $ 44,021   0.00%    0.65%  to   1.90%   15.94% to   17.43%

                                              THE DOW TARGET DIVIDEND PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011     2,454    $ 8.20205 to  $16.25963 $ 21,739   0.00%    0.65%  to   2.75%    3.10% to    5.32%
December 31, 2010     2,628    $ 7.95543 to  $15.65834 $ 22,288   0.00%    0.65%  to   2.75%   13.30% to   15.74%
December 31, 2009     3,040    $ 7.02157 to  $13.72167 $ 22,552   0.00%    0.65%  to   2.75%   10.98% to   36.51%
December 31, 2008     3,087    $ 6.36274 to  $ 6.84383 $ 20,380   0.00%    0.65%  to   2.60%  -42.10% to  -40.93%
December 31, 2007     7,365    $10.94328 to  $11.58623 $ 82,923   0.00%    0.65%  to   2.75%   -1.68% to    0.45%

                                                      PROFUND VP ASIA 30
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,209    $11.06023 to  $23.16046 $ 21,250   0.04%    0.65%  to   2.50%  -28.82% to  -27.47%
December 31, 2010     2,413    $15.53043 to  $32.01290 $ 59,466   0.09%    0.65%  to   2.50%   11.06% to   13.17%
December 31, 2009     3,728    $13.97643 to  $28.35977 $ 82,212   1.00%    0.65%  to   2.50%   36.98% to   53.20%
December 31, 2008     2,982    $11.04280 to  $18.55842 $ 42,945   0.64%    0.65%  to   2.50%  -52.06% to  -51.14%
December 31, 2007     7,319    $21.64038 to  $38.08052 $229,468   0.07%    0.65%  to   2.75%   43.66% to   46.78%

                                                       PROFUND VP BANKS
                   -------------------------------------------------------------------------------------------
December 31, 2011       618    $ 2.89775 to  $ 4.57248 $  2,310   0.00%    0.65%  to   2.75%  -28.76% to  -27.23%
December 31, 2010     1,298    $ 4.06786 to  $13.18903 $  6,663   0.08%    0.65%  to   2.75%    5.36% to    7.63%
December 31, 2009     1,443    $ 3.86107 to  $ 5.86719 $  6,976   4.31%    0.65%  to   2.75%   -6.68% to   -4.86%
December 31, 2008     3,538    $ 4.64022 to  $ 6.18259 $ 17,950   1.62%    0.65%  to   2.50%  -48.25% to  -47.26%
December 31, 2007       978    $ 8.96638 to  $11.75272 $  9,868   3.33%    0.65%  to   2.50%  -29.10% to  -27.75%

                                      A82

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                                       PROFUND VP BEAR
                   -------------------------------------------------------------------------------------------
December 31, 2011     3,843    $ 3.81882 to  $ 6.17289 $ 18,224   0.00%    0.65%  to   3.05%  -11.66% to   -9.48%
December 31, 2010     3,981    $ 4.29396 to  $ 6.81914 $ 21,390   0.00%    0.65%  to   3.05%  -20.31% to  -18.33%
December 31, 2009     5,157    $ 5.35220 to  $ 8.34973 $ 33,717   0.20%    0.65%  to   3.05%  -29.85% to  -26.27%
December 31, 2008     5,261    $ 7.60268 to  $11.65146 $ 48,699   2.01%    0.65%  to   2.50%   36.43% to   39.01%
December 31, 2007     4,417    $ 5.56702 to  $ 8.38154 $ 29,521   4.17%    0.65%  to   2.50%   -1.93% to   -0.06%

                                                   PROFUND VP BIOTECHNOLOGY
                   -------------------------------------------------------------------------------------------
December 31, 2011       444    $ 9.31427 to  $17.02324 $  4,770   0.00%    0.65%  to   1.90%    4.54% to    5.87%
December 31, 2010       570    $ 8.86479 to  $16.28406 $  5,905   0.00%    0.65%  to   1.90%    3.10% to    4.42%
December 31, 2009       790    $ 8.55424 to  $15.79374 $  7,870   0.00%    0.65%  to   1.90%    1.75% to    3.04%
December 31, 2008     2,205    $ 8.36476 to  $16.51663 $ 22,229   0.00%    0.65%  to   1.90%   -0.09% to    1.18%
December 31, 2007     1,763    $ 8.32997 to  $16.36489 $ 16,586   0.00%    0.65%  to   1.90%   -3.04% to   -1.80%

                                                  PROFUND VP BASIC MATERIALS
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,157    $10.40033 to  $18.35708 $ 17,075   0.16%    0.65%  to   3.05%  -18.71% to  -16.70%
December 31, 2010     3,099    $12.75409 to  $22.09170 $ 55,254   0.62%    0.65%  to   3.05%   25.74% to   28.85%
December 31, 2009     3,954    $10.11167 to  $17.18817 $ 55,224   0.58%    0.65%  to   3.05%   39.88% to   61.32%
December 31, 2008     2,384    $ 8.33841 to  $10.68164 $ 20,621   0.25%    0.65%  to   2.50%  -52.64% to  -51.74%
December 31, 2007     6,010    $13.55624 to  $22.18935 $111,824   0.42%    0.65%  to   2.75%   27.10% to   29.86%

                                                     PROFUND VP ULTRABULL
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,787    $ 5.18608 to  $11.10132 $ 10,990   0.00%    0.65%  to   1.90%   -6.64% to   -5.45%
December 31, 2010     1,807    $ 5.52642 to  $11.77032 $ 12,190   0.00%    0.65%  to   1.90%   19.85% to   21.37%
December 31, 2009     3,112    $ 4.58789 to  $ 9.72215 $ 17,397   1.08%    0.65%  to   1.90%   41.89% to   43.70%
December 31, 2008    11,726    $ 3.21703 to  $ 6.78269 $ 48,791   1.50%    0.65%  to   1.90%  -68.02% to  -67.61%
December 31, 2007     4,135    $10.00785 to  $20.99317 $ 49,950   0.53%    0.65%  to   1.90%   -1.07% to    0.20%

                                                       PROFUND VP BULL
                   -------------------------------------------------------------------------------------------
December 31, 2011     6,004    $ 8.80949 to  $13.68730 $ 61,306   0.00%    0.65%  to   3.05%   -3.04% to   -0.65%
December 31, 2010     5,435    $ 9.05801 to  $13.97310 $ 57,453   0.15%    0.65%  to   3.05%    9.15% to   11.85%
December 31, 2009     7,235    $ 8.27336 to  $12.67160 $ 69,109   0.80%    0.65%  to   2.75%   20.93% to   26.04%
December 31, 2008     6,812    $ 7.42681 to  $ 9.52283 $ 52,900   0.00%    0.65%  to   2.50%  -39.23% to  -38.07%
December 31, 2007    10,229    $12.11519 to  $15.41660 $128,911   0.50%    0.65%  to   2.50%    0.95% to    2.87%

                                                 PROFUND VP CONSUMER SERVICES
                   -------------------------------------------------------------------------------------------
December 31, 2011       823    $ 9.58355 to  $15.12328 $  8,369   0.00%    0.65%  to   3.05%    2.29% to    4.81%
December 31, 2010     1,604    $ 9.23618 to  $14.63446 $ 15,546   0.00%    0.65%  to   3.05%   17.69% to   20.60%
December 31, 2009       670    $ 7.73635 to  $12.30799 $  5,596   0.00%    0.65%  to   2.75%   23.34% to   29.95%
December 31, 2008       817    $ 6.01368 to  $ 8.15142 $  5,052   0.00%    0.65%  to   2.50%  -33.10% to  -31.83%
December 31, 2007       240    $ 8.91144 to  $11.98752 $  2,447   0.00%    0.65%  to   2.50%  -10.55% to   -8.85%

                                             PROFUND VP CONSUMER GOODS PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,243    $11.17801 to  $15.96959 $ 16,036   1.05%    0.65%  to   3.05%    3.69% to    6.25%
December 31, 2010     1,382    $10.74702 to  $15.06781 $ 17,148   0.91%    0.65%  to   3.05%   13.78% to   16.60%
December 31, 2009     1,551    $ 9.41587 to  $12.95546 $ 16,511   0.81%    0.65%  to   2.75%   18.22% to   25.35%
December 31, 2008     1,000    $ 8.57802 to  $10.75388 $  8,804   1.14%    0.65%  to   2.50%  -28.55% to  -27.19%
December 31, 2007     2,349    $11.90105 to  $14.80676 $ 30,124   0.81%    0.65%  to   2.50%    4.89% to    6.89%

                                                     PROFUND VP OIL & GAS
                   -------------------------------------------------------------------------------------------
December 31, 2011     2,056    $12.97271 to  $27.17321 $ 43,737   0.17%    0.65%  to   3.05%   -0.87% to    1.58%
December 31, 2010     3,005    $13.04571 to  $26.81707 $ 64,390   0.44%    0.65%  to   3.05%   14.17% to   17.00%
December 31, 2009     3,395    $11.39110 to  $22.97908 $ 62,591   0.00%    0.65%  to   3.05%   12.32% to   15.91%
December 31, 2008     3,492    $14.44920 to  $20.07614 $ 55,622   0.00%    0.65%  to   2.50%  -38.53% to  -37.36%
December 31, 2007     7,071    $16.54018 to  $32.13077 $188,298   0.00%    0.65%  to   2.75%   28.81% to   31.61%

                                                     PROFUND VP EUROPE 30
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,176    $ 7.29348 to  $14.31060 $ 11,042   1.12%    0.65%  to   2.75%  -11.39% to   -9.48%
December 31, 2010     3,144    $ 8.10586 to  $15.84851 $ 34,024   1.87%    0.65%  to   2.75%   -0.19% to    1.97%
December 31, 2009     4,394    $ 7.99780 to  $15.58204 $ 46,899   3.41%    0.65%  to   2.75%   28.65% to   34.35%
December 31, 2008     2,290    $ 6.12200 to  $11.88516 $ 18,076   1.83%    0.65%  to   2.50%  -45.41% to  -44.37%
December 31, 2007     5,888    $11.07157 to  $21.41832 $ 92,832   1.86%    0.65%  to   2.50%   11.70% to   13.83%

                                      A83

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                                    PROFUND VP FINANCIALS
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,806    $ 4.60421 to  $12.13849 $ 10,764    0.00%   0.65%  to   3.05%  -16.46% to  -14.39%
December 31, 2010     2,567    $ 5.49417 to  $14.23623 $ 18,134    0.30%   0.65%  to   3.05%    7.55% to   10.21%
December 31, 2009     2,798    $ 5.11801 to  $12.96974 $ 17,959    2.16%   0.65%  to   3.05%   11.96% to   31.98%
December 31, 2008     3,061    $ 4.93780 to  $ 6.48378 $ 16,869    1.36%   0.65%  to   2.50%  -51.78% to  -50.86%
December 31, 2007     1,779    $10.12613 to  $13.22887 $ 20,400    0.97%   0.65%  to   2.50%  -21.15% to  -19.64%

                                               PROFUND VP U.S. GOVERNMENT PLUS
                   -------------------------------------------------------------------------------------------
December 31, 2011     2,260    $13.14239 to  $21.13300 $ 42,390    0.14%   0.65%  to   3.05%   39.16% to   42.58%
December 31, 2010     2,138    $ 9.44439 to  $14.82157 $ 28,659    0.42%   0.65%  to   3.05%    6.75% to    9.39%
December 31, 2009     2,832    $ 8.84748 to  $13.54962 $ 35,006    0.05%   0.65%  to   3.05%  -34.47% to   -9.91%
December 31, 2008     5,491    $15.35403 to  $20.24014 $102,443    1.74%   0.65%  to   2.65%   45.77% to   48.76%
December 31, 2007     7,087    $10.53295 to  $13.60595 $ 87,800    3.52%   0.65%  to   2.65%    7.19% to    9.40%

                                                    PROFUND VP HEALTH CARE
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,723    $ 9.20016 to  $14.27648 $ 17,794    0.26%   0.65%  to   2.75%    7.09% to    9.40%
December 31, 2010     1,736    $ 8.47370 to  $13.10274 $ 16,609    0.39%   0.65%  to   2.75%    0.02% to    2.18%
December 31, 2009     2,394    $ 8.35640 to  $12.78830 $ 22,452    0.50%   0.65%  to   2.75%   16.27% to   28.18%
December 31, 2008     2,730    $ 7.08869 to  $ 9.84534 $ 21,152    0.45%   0.65%  to   2.50%  -26.19% to  -24.79%
December 31, 2007     5,321    $ 9.49653 to  $13.12280 $ 57,795    0.00%   0.65%  to   2.50%    3.90% to    5.88%

                                                  ACCESS VP HIGH YIELD FUND
                   -------------------------------------------------------------------------------------------
December 31, 2011     2,808    $14.43990 to  $15.71178 $ 41,868    0.73%   0.65%  to   1.90%    0.80% to    2.08%
December 31, 2010     1,291    $14.32566 to  $15.39199 $ 18,992   14.74%   0.65%  to   1.90%   14.16% to   15.62%
December 31, 2009     1,388    $12.54825 to  $13.31281 $ 17,790    9.63%   0.65%  to   1.90%   14.69% to   16.15%
December 31, 2008     1,961    $10.94080 to  $11.46149 $ 21,798    6.62%   0.65%  to   1.90%   -6.46% to   -5.26%
December 31, 2007     2,274    $11.58477 to  $12.09846 $ 26,924    7.03%   0.65%  to   2.25%    2.81% to    4.50%

                                                    PROFUND VP INDUSTRIALS
                   -------------------------------------------------------------------------------------------
December 31, 2011       752    $ 9.55071 to  $15.70088 $  9,130    0.37%   0.65%  to   2.75%   -4.48% to   -2.42%
December 31, 2010     1,255    $ 9.99885 to  $16.13119 $ 15,943    0.31%   0.65%  to   2.75%   20.35% to   22.94%
December 31, 2009     1,348    $ 8.30824 to  $13.15379 $ 14,190    0.76%   0.65%  to   2.75%   20.69% to   27.28%
December 31, 2008     1,045    $ 7.93126 to  $10.69572 $  8,678    0.05%   0.65%  to   2.50%  -41.98% to  -40.87%
December 31, 2007     1,594    $13.55087 to  $18.13551 $ 23,481    0.00%   0.65%  to   2.50%    8.92% to   10.99%

                                                     PROFUND VP INTERNET
                   -------------------------------------------------------------------------------------------
December 31, 2011       176    $23.52770 to  $28.10825 $  4,213    0.00%   0.65%  to   1.90%   -8.68% to   -7.51%
December 31, 2010       651    $25.69739 to  $30.46840 $ 16,904    0.00%   0.65%  to   1.90%   32.71% to   34.40%
December 31, 2009       745    $19.31472 to  $22.72756 $ 14,521    0.00%   0.65%  to   1.90%   73.91% to   76.13%
December 31, 2008       208    $11.07782 to  $12.93669 $  2,322    0.00%   0.65%  to   1.90%  -45.88% to  -45.19%
December 31, 2007       647    $20.41623 to  $23.66106 $ 13,299    0.62%   0.65%  to   1.90%    8.08% to    9.47%

                                                       PROFUND VP JAPAN
                   -------------------------------------------------------------------------------------------
December 31, 2011       753    $ 5.62108 to  $ 9.03462 $  4,800    0.00%   0.65%  to   2.75%  -20.78% to  -19.07%
December 31, 2010     1,286    $ 7.09529 to  $11.19134 $ 10,269    0.00%   0.65%  to   2.75%   -9.10% to   -7.14%
December 31, 2009     1,569    $ 7.80589 to  $12.08246 $ 13,550    0.62%   0.65%  to   2.75%    7.29% to   11.24%
December 31, 2008     1,374    $ 7.47329 to  $11.05065 $ 10,845   12.46%   0.65%  to   2.50%  -42.33% to  -41.23%
December 31, 2007     1,734    $12.84546 to  $18.85032 $ 24,755    4.66%   0.65%  to   2.50%  -12.26% to  -10.58%

                                                  PROFUND VP PRECIOUS METALS
                   -------------------------------------------------------------------------------------------
December 31, 2011     4,194    $13.45111 to  $21.85992 $ 75,281    0.00%   0.65%  to   2.75%  -21.43% to  -19.74%
December 31, 2010     6,200    $17.12050 to  $27.30455 $140,602    0.00%   0.65%  to   2.75%   29.28% to   32.07%
December 31, 2009     6,318    $13.24324 to  $20.72703 $109,841    0.89%   0.65%  to   2.75%   31.60% to   36.71%
December 31, 2008     6,241    $10.53746 to  $15.45524 $ 81,177    2.85%   0.65%  to   2.50%  -32.49% to  -31.21%
December 31, 2007     8,057    $14.94561 to  $22.52410 $155,610    3.56%   0.65%  to   2.75%   19.07% to   21.66%

                                                  PROFUND VP MID-CAP GROWTH
                   -------------------------------------------------------------------------------------------
December 31, 2011     2,360    $11.18060 to  $17.55915 $ 31,800    0.00%   0.65%  to   3.05%   -5.85% to   -3.52%
December 31, 2010     4,928    $11.83875 to  $18.24645 $ 69,920    0.00%   0.65%  to   3.05%   24.50% to   27.58%
December 31, 2009     3,961    $ 9.47940 to  $14.33773 $ 43,819    0.00%   0.65%  to   3.05%   25.88% to   37.42%
December 31, 2008     2,369    $ 7.04708 to  $10.45994 $ 19,189    0.00%   0.65%  to   2.75%  -40.50% to  -39.21%
December 31, 2007     4,690    $11.84301 to  $17.24942 $ 64,542    0.00%   0.65%  to   2.75%    8.66% to   11.01%

                                      A84

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                                  PROFUND VP MID-CAP VALUE
                   ------------------------------------------------------------------------------------------
December 31, 2011     1,920    $ 9.82848 to  $17.40933 $25,104   0.17%    0.65%  to   2.75%   -6.56% to   -4.55%
December 31, 2010     2,069    $10.51873 to  $18.28464 $28,287   0.59%    0.65%  to   2.75%   17.14% to   19.67%
December 31, 2009     2,944    $ 8.97953 to  $15.31796 $33,809   1.28%    0.65%  to   2.75%   27.27% to   30.02%
December 31, 2008     2,052    $ 8.58307 to  $11.81078 $18,308   0.00%    0.65%  to   2.50%  -37.89% to  -36.71%
December 31, 2007     4,473    $13.70000 to  $18.70876 $65,127   0.40%    0.65%  to   2.50%   -1.57% to    0.31%

                                                 PROFUND VP PHARMACEUTICALS
                   ------------------------------------------------------------------------------------------
December 31, 2011     1,404    $ 8.56033 to  $14.65825 $12,351   1.40%    0.65%  to   2.65%   13.06% to   15.38%
December 31, 2010       650    $ 7.49464 to  $12.88568 $ 5,086   4.35%    0.65%  to   2.75%   -2.28% to   -0.18%
December 31, 2009     1,422    $ 7.58424 to  $ 9.17992 $11,294   1.32%    0.65%  to   2.65%   13.80% to   16.14%
December 31, 2008     1,292    $ 6.59683 to  $ 7.92536 $ 8,813   1.89%    0.65%  to   2.50%  -21.52% to  -20.03%
December 31, 2007     1,426    $ 8.33325 to  $10.00645 $12,439   1.10%    0.65%  to   2.50%   -0.25% to    1.65%

                                                   PROFUND VP REAL ESTATE
                   ------------------------------------------------------------------------------------------
December 31, 2011       759    $ 9.89831 to  $19.19485 $12,605   0.00%    0.65%  to   3.05%    1.56% to    4.07%
December 31, 2010     1,045    $ 9.71615 to  $18.44425 $16,643   3.52%    0.65%  to   3.05%   20.89% to   23.88%
December 31, 2009     1,325    $ 8.01222 to  $14.88884 $17,219   3.84%    0.65%  to   2.75%   24.38% to   45.92%
December 31, 2008     1,212    $ 7.85776 to  $11.71721 $12,620   0.00%    0.65%  to   2.50%  -42.73% to  -41.64%
December 31, 2007     1,572    $13.72045 to  $20.07626 $28,411   0.91%    0.65%  to   2.50%  -21.63% to  -20.14%

                                             PROFUND VP RISING RATES OPPORTUNITY
                   ------------------------------------------------------------------------------------------
December 31, 2011     4,829    $ 2.44059 to  $ 5.15157 $12,551   0.00%    0.65%  to   3.05%  -39.41% to  -37.91%
December 31, 2010     8,233    $ 3.97042 to  $ 8.41509 $34,707   0.00%    0.65%  to   3.05%  -18.59% to  -16.57%
December 31, 2009     6,287    $ 4.80759 to  $10.23100 $32,417   0.57%    0.65%  to   3.05%    0.53% to   31.33%
December 31, 2008     4,730    $ 3.69802 to  $ 4.68636 $18,310   5.99%    0.65%  to   2.50%  -39.53% to  -38.38%
December 31, 2007     5,407    $ 6.06214 to  $ 7.67436 $35,126   4.72%    0.65%  to   2.50%   -7.58% to   -5.82%

                                                    PROFUND VP NASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2011     2,758    $ 6.38058 to  $17.93351 $25,610   0.00%    0.65%  to   2.50%   -1.08% to    0.80%
December 31, 2010     4,005    $ 6.37824 to  $17.83649 $38,551   0.00%    0.65%  to   2.50%   15.29% to   17.48%
December 31, 2009     5,151    $ 5.47064 to  $15.22145 $41,559   0.00%    0.65%  to   2.50%   30.08% to   51.02%
December 31, 2008     3,874    $ 3.64996 to  $10.10445 $19,350   0.00%    0.65%  to   2.50%  -43.92% to  -42.86%
December 31, 2007     8,873    $ 6.43605 to  $17.72715 $94,213   0.00%    0.65%  to   2.50%   14.67% to   16.86%

                                                  PROFUND VP SEMICONDUCTOR
                   ------------------------------------------------------------------------------------------
December 31, 2011       246    $ 6.11890 to  $10.41920 $ 1,531   0.08%    0.65%  to   1.90%   -5.72% to   -4.52%
December 31, 2010       387    $ 6.47385 to  $11.00687 $ 2,546   1.12%    0.65%  to   1.90%   10.27% to   11.67%
December 31, 2009     1,313    $ 5.85592 to  $ 9.94113 $ 7,787   0.00%    0.65%  to   1.90%   60.87% to   62.92%
December 31, 2008       330    $ 3.63084 to  $ 6.15450 $ 1,209   0.00%    0.65%  to   1.90%  -50.75% to  -50.12%
December 31, 2007       707    $ 7.35362 to  $12.83893 $ 5,296   0.00%    0.65%  to   1.90%    5.03% to    6.38%

                                                 PROFUND VP SMALL-CAP GROWTH
                   ------------------------------------------------------------------------------------------
December 31, 2011     2,476    $10.64374 to  $18.95717 $35,338   0.00%    0.65%  to   3.05%   -1.80% to    0.62%
December 31, 2010     3,712    $10.80573 to  $18.88706 $54,220   0.00%    0.65%  to   3.05%   21.89% to   24.91%
December 31, 2009     3,213    $ 8.83752 to  $15.15895 $37,533   0.00%    0.65%  to   2.75%   22.70% to   25.73%
December 31, 2008     2,498    $ 7.20263 to  $12.12382 $23,413   0.00%    0.65%  to   2.75%  -35.85% to  -34.46%
December 31, 2007     2,403    $11.22750 to  $18.54517 $36,925   0.00%    0.65%  to   2.75%    1.18% to    3.38%

                                                  PROFUND VP SHORT MID-CAP
                   ------------------------------------------------------------------------------------------
December 31, 2011       601    $ 4.16456 to  $ 4.55713 $ 2,614   0.00%    0.65%  to   1.90%   -9.97% to   -8.82%
December 31, 2010       374    $ 4.62566 to  $ 4.99814 $ 1,769   0.00%    0.65%  to   1.90%  -27.25% to  -26.33%
December 31, 2009       519    $ 6.35873 to  $ 6.78413 $ 3,363   0.24%    0.65%  to   1.90%  -36.62% to  -35.81%
December 31, 2008       332    $10.03297 to  $10.56935 $ 3,403   2.18%    0.65%  to   1.90%   29.33% to   30.97%
December 31, 2007       183    $ 7.75791 to  $ 8.06997 $ 1,437   5.33%    0.65%  to   1.90%   -4.71% to   -3.49%

                                                 PROFUND VP SHORT NASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2011     2,783    $ 2.54776 to  $ 4.80778 $ 8,013   0.00%    0.65%  to   2.50%  -12.71% to  -11.06%
December 31, 2010     2,019    $ 2.91573 to  $ 5.48258 $ 6,671   0.00%    0.65%  to   2.50%  -23.16% to  -21.70%
December 31, 2009     2,233    $ 3.79052 to  $ 7.10204 $ 9,506   0.56%    0.65%  to   2.50%  -42.15% to  -28.89%
December 31, 2008     1,617    $ 6.54522 to  $10.15367 $11,639   3.95%    0.65%  to   2.50%   44.46% to   47.20%
December 31, 2007     2,314    $ 4.52611 to  $ 6.96446 $11,446   6.82%    0.65%  to   2.50%  -13.78% to  -12.13%

                                      A85

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                                  PROFUND VP SHORT SMALL-CAP
                   -------------------------------------------------------------------------------------------
December 31, 2011       986    $ 4.04658 to  $ 4.42795 $  4,131   0.00%    0.65%  to   1.90%  -10.81% to   -9.68%
December 31, 2010       841    $ 4.53713 to  $ 4.90256 $  3,928   0.00%    0.65%  to   1.90%  -30.30% to  -29.41%
December 31, 2009     1,098    $ 6.50915 to  $ 6.94472 $  7,385   0.21%    0.65%  to   1.90%  -33.66% to  -32.81%
December 31, 2008       495    $ 9.81160 to  $10.33629 $  4,953   5.17%    0.65%  to   1.90%   21.73% to   23.27%
December 31, 2007     1,563    $ 8.06040 to  $ 8.38481 $ 12,742   3.07%    0.65%  to   1.90%    2.54% to    3.85%

                                                  PROFUND VP SMALL-CAP VALUE
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,619    $ 9.29122 to  $16.77683 $ 18,881   0.00%    0.65%  to   3.05%   -7.02% to   -4.73%
December 31, 2010     1,787    $ 9.96215 to  $17.65318 $ 22,663   0.19%    0.65%  to   3.05%   18.38% to   21.31%
December 31, 2009     1,491    $ 8.38937 to  $14.58909 $ 15,703   0.43%    0.65%  to   3.05%   17.09% to   24.57%
December 31, 2008     1,883    $ 7.16486 to  $12.22696 $ 16,517   0.00%    0.65%  to   2.75%  -32.59% to  -31.13%
December 31, 2007     2,208    $10.62939 to  $17.79955 $ 30,154   0.00%    0.65%  to   2.75%   -9.79% to   -7.83%

                                                    PROFUND VP TECHNOLOGY
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,409    $ 5.43417 to  $14.47563 $ 10,484   0.00%    0.65%  to   1.90%   -3.24% to   -2.01%
December 31, 2010     1,440    $ 5.58758 to  $14.89923 $ 10,700   0.00%    0.65%  to   1.90%    8.63% to   10.01%
December 31, 2009     2,843    $ 5.11764 to  $13.66005 $ 19,609   0.00%    0.65%  to   1.90%   58.36% to   60.38%
December 31, 2008       994    $ 3.21528 to  $ 8.59101 $  3,966   0.00%    0.65%  to   1.90%  -45.41% to  -44.72%
December 31, 2007     3,423    $ 5.86031 to  $16.16945 $ 27,215   0.00%    0.65%  to   1.90%   12.23% to   13.66%

                                                PROFUND VP TELECOMMUNICATIONS
                   -------------------------------------------------------------------------------------------
December 31, 2011       897    $ 5.11203 to  $12.72244 $  7,237   3.20%    0.65%  to   3.05%   -1.23% to    1.21%
December 31, 2010     1,767    $ 5.08947 to  $12.69183 $ 14,077   3.29%    0.65%  to   3.05%   12.16% to   14.93%
December 31, 2009     1,333    $ 4.46180 to  $11.14929 $  9,185   5.28%    0.65%  to   3.05%    4.37% to    9.32%
December 31, 2008     2,329    $ 4.21647 to  $10.55780 $ 13,153   5.78%    0.65%  to   2.50%  -36.06% to  -34.85%
December 31, 2007     3,378    $ 6.52098 to  $16.36117 $ 35,538   0.73%    0.65%  to   2.75%    5.40% to    7.69%

                                                   PROFUND VP ULTRAMID-CAP
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,282    $10.28371 to  $19.88226 $ 14,754   0.00%    0.65%  to   2.50%  -15.81% to  -14.21%
December 31, 2010     2,834    $12.10861 to  $23.50605 $ 38,606   0.00%    0.65%  to   2.50%   45.94% to   48.70%
December 31, 2009     3,144    $ 8.22543 to  $16.03277 $ 29,691   0.07%    0.65%  to   2.50%   60.90% to   64.71%
December 31, 2008     4,156    $ 5.04475 to  $ 9.13338 $ 22,755   1.09%    0.65%  to   2.50%  -68.29% to  -67.69%
December 31, 2007     3,252    $15.77244 to  $28.33786 $ 64,812   0.27%    0.65%  to   2.50%    3.30% to    5.28%

                                                  PROFUND VP ULTRANASDAQ-100
                   -------------------------------------------------------------------------------------------
December 31, 2011    13,474    $ 0.82312 to  $19.23735 $ 26,978   0.00%    0.65%  to   1.90%   -3.07% to   -1.83%
December 31, 2010    17,474    $ 0.84364 to  $19.64633 $ 29,713   0.00%    0.65%  to   1.90%   32.65% to   34.34%
December 31, 2009    22,194    $ 0.63185 to  $14.66108 $ 28,050   0.00%    0.65%  to   1.90%  115.18% to  117.93%
December 31, 2008    26,435    $ 0.29163 to  $ 6.74463 $ 18,670   0.00%    0.65%  to   1.90%  -73.27% to  -72.92%
December 31, 2007    39,702    $ 1.08370 to  $24.97224 $ 94,290   0.00%    0.65%  to   1.90%   26.03% to   27.64%

                                                  PROFUND VP ULTRASMALL-CAP
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,128    $ 6.79487 to  $14.93733 $  8,671   0.00%    0.65%  to   1.90%  -20.37% to  -19.36%
December 31, 2010     1,784    $ 8.49027 to  $18.57003 $ 17,476   0.00%    0.65%  to   1.90%   45.62% to   47.48%
December 31, 2009     1,693    $ 5.80079 to  $12.62369 $ 11,107   0.13%    0.65%  to   1.90%   37.51% to   39.27%
December 31, 2008     3,980    $ 4.19697 to  $ 9.08724 $ 19,692   1.40%    0.65%  to   1.90%  -66.83% to  -66.41%
December 31, 2007     1,630    $12.58880 to  $27.11850 $ 22,492   1.00%    0.65%  to   1.90%  -14.84% to  -13.75%

                                                     PROFUND VP UTILITIES
                   -------------------------------------------------------------------------------------------
December 31, 2011     2,537    $11.75730 to  $21.46105 $ 36,724   2.34%    0.65%  to   3.05%   13.93% to   16.75%
December 31, 2010     2,039    $10.14721 to  $18.42886 $ 25,613   2.48%    0.65%  to   3.05%    2.72% to    5.26%
December 31, 2009     2,236    $ 9.71332 to  $17.55192 $ 26,844   4.33%    0.65%  to   3.05%    7.69% to   19.76%
December 31, 2008     3,027    $ 8.89627 to  $15.99426 $ 32,251   1.91%    0.65%  to   2.50%  -32.43% to  -31.15%
December 31, 2007    10,701    $13.01933 to  $23.28866 $183,429   1.08%    0.65%  to   2.75%   12.60% to   15.04%

                                                 PROFUND VP LARGE-CAP GROWTH
                   -------------------------------------------------------------------------------------------
December 31, 2011     2,571    $ 9.64061 to  $14.55084 $ 27,419   0.00%    0.65%  to   2.75%    0.30% to    2.46%
December 31, 2010     3,155    $ 9.61183 to  $14.25876 $ 33,212   0.07%    0.65%  to   2.75%   10.07% to   12.45%
December 31, 2009     4,505    $ 8.73218 to  $12.73159 $ 42,362   0.00%    0.65%  to   2.75%   25.25% to   28.89%
December 31, 2008     3,080    $ 7.11080 to  $ 7.68284 $ 22,796   0.00%    0.65%  to   2.50%  -37.13% to  -35.94%
December 31, 2007     6,418    $11.31071 to  $11.99261 $ 74,681   0.00%    0.65%  to   2.50%    4.27% to    6.26%

                                      A86

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                                 PROFUND VP LARGE-CAP VALUE
                   ------------------------------------------------------------------------------------------
December 31, 2011     2,107    $ 8.14400 to  $13.95444 $19,187   0.82%    0.65%  to   3.05%   -4.28% to   -1.92%
December 31, 2010     3,322    $ 8.48241 to  $14.28505 $30,816   1.18%    0.65%  to   3.05%    9.45% to   12.16%
December 31, 2009     3,399    $ 7.72597 to  $12.70102 $28,211   2.43%    0.65%  to   3.05%   16.18% to   26.58%
December 31, 2008     4,442    $ 6.82238 to  $ 7.37137 $31,631   2.09%    0.65%  to   2.50%  -41.95% to  -40.85%
December 31, 2007     5,754    $11.48634 to  $12.46217 $69,711   0.50%    0.65%  to   2.75%   -2.62% to   -0.51%

                                                        RYDEX VT NOVA
                   ------------------------------------------------------------------------------------------
December 31, 2011       262    $ 5.23427 to  $12.08380 $ 1,381   0.04%    0.65%  to   1.65%   -2.79% to   -1.81%
December 31, 2010       326    $ 5.37110 to  $12.43119 $ 1,760   0.20%    0.11%  to   1.65%   17.99% to   19.18%
December 31, 2009       418    $ 4.54061 to  $10.53588 $ 1,906   0.92%    0.65%  to   1.65%   33.27% to   34.63%
December 31, 2008       525    $ 3.39843 to  $ 7.90563 $ 1,791   0.33%    0.65%  to   1.65%  -55.23% to  -54.77%
December 31, 2007       670    $ 7.57123 to  $17.65749 $ 5,109   1.17%    0.65%  to   1.65%   -0.55% to    0.47%

                                                     RYDEX VT NASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2011     1,158    $ 5.17914 to  $17.25682 $ 8,764   0.00%    0.65%  to   1.65%    0.49% to    1.51%
December 31, 2010     1,398    $ 5.13325 to  $17.17328 $10,507   0.00%    0.65%  to   1.65%   16.53% to   17.71%
December 31, 2009     1,752    $ 4.38717 to  $14.73705 $11,271   0.00%    0.65%  to   1.65%   49.49% to   51.01%
December 31, 2008     2,078    $ 2.92280 to  $ 9.85794 $ 8,918   0.15%    0.65%  to   1.65%  -42.87% to  -42.29%
December 31, 2007     2,687    $ 5.09569 to  $17.25647 $20,181   0.07%    0.65%  to   1.65%   15.87% to   17.05%

                                              RYDEX VT INVERSE S&P 500 STRATEGY
                   ------------------------------------------------------------------------------------------
December 31, 2011        20    $ 4.22083 to  $ 6.47588 $   121   0.00%    1.00%  to   1.65%  -10.54% to   -9.95%
December 31, 2010        22    $ 4.71817 to  $ 7.19150 $   149   0.00%    1.00%  to   1.65%  -18.33% to  -17.79%
December 31, 2009        24    $ 5.77719 to  $ 8.74769 $   202   0.00%    1.00%  to   1.65%  -28.75% to  -28.27%
December 31, 2008        35    $ 8.10781 to  $12.19613 $   414   0.59%    1.00%  to   1.65%   36.95% to   37.85%
December 31, 2007        56    $ 8.54195 to  $ 8.84708 $   480   4.26%    1.00%  to   1.40%   -0.59% to   -0.18%

                                     INVESCO V.I. DYNAMICS FUND (EXPIRED APRIL 29, 2011)
                   ------------------------------------------------------------------------------------------
December 31, 2011         0    $       0 to  $       0 $     0   0.00%    0.65%  to   3.05%   10.85% to   11.74%
December 31, 2010     2,006    $ 8.52661 to  $18.64783 $24,582   0.00%    0.65%  to   3.05%   20.05% to   23.02%
December 31, 2009     2,469    $ 6.97322 to  $15.19661 $24,433   0.00%    0.65%  to   3.05%   30.15% to   41.52%
December 31, 2008     2,560    $ 4.95742 to  $10.76542 $17,328   0.00%    0.65%  to   2.75%  -49.51% to  -48.42%
December 31, 2007     4,321    $ 9.66892 to  $20.92249 $61,007   0.00%    0.65%  to   2.75%    9.08% to   11.45%

                                INVESCO V.I. FINANCIAL SERVICES FUND (EXPIRED APRIL 29, 2011)
                   ------------------------------------------------------------------------------------------
December 31, 2011         0    $       0 to  $       0 $     0   0.18%    0.65%  to   3.05%    5.00% to    5.84%
December 31, 2010     2,884    $ 4.78106 to  $15.12164 $18,789   0.10%    0.65%  to   3.05%    6.95% to    9.60%
December 31, 2009     3,327    $ 4.45647 to  $13.99437 $20,104   3.70%    0.65%  to   3.05%   23.92% to   39.95%
December 31, 2008     2,370    $ 3.61742 to  $ 5.65022 $11,756   2.27%    0.65%  to   2.60%  -60.50% to  -59.71%
December 31, 2007     3,135    $ 9.11943 to  $14.02284 $39,355   1.50%    0.65%  to   2.75%  -24.37% to  -22.72%

                                            INVESCO V.I. GLOBAL HEALTH CARE FUND
                   ------------------------------------------------------------------------------------------
December 31, 2011     2,169    $11.06847 to  $15.80162 $29,771   0.00%    0.65%  to   3.05%    0.79% to    3.28%
December 31, 2010     2,704    $10.93718 to  $15.30048 $36,405   0.00%    0.65%  to   3.05%    2.08% to    4.61%
December 31, 2009     3,695    $10.61747 to  $14.62641 $47,164   0.37%    0.65%  to   3.05%   24.17% to   28.18%
December 31, 2008     3,967    $ 8.60158 to  $11.53093 $41,085   0.00%    0.65%  to   2.60%  -30.48% to  -29.08%
December 31, 2007     6,151    $12.88139 to  $16.25993 $90,893   0.00%    0.65%  to   2.50%    9.04% to   11.12%

                                                INVESCO V.I. TECHNOLOGY FUND
                   ------------------------------------------------------------------------------------------
December 31, 2011     3,794    $ 3.71853 to  $14.65886 $23,148   0.16%    0.65%  to   1.90%   -6.85% to   -5.67%
December 31, 2010     5,380    $ 3.96587 to  $15.73766 $36,193   0.00%    0.65%  to   1.90%   19.00% to   20.52%
December 31, 2009     5,998    $ 3.31069 to  $13.61352 $33,198   0.00%    0.65%  to   1.90%   54.41% to   56.37%
December 31, 2008     6,278    $ 2.12999 to  $ 8.78071 $21,443   0.00%    0.65%  to   1.90%  -45.56% to  -37.36%
December 31, 2007     8,248    $ 3.88682 to  $16.06382 $51,563   0.00%    0.65%  to   1.90%    5.65% to    7.00%

                                    WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND
                   ------------------------------------------------------------------------------------------
December 31, 2011     1,036    $11.98600 to  $25.63242 $26,487   3.02%    1.40%  to   2.25%    4.09% to    5.00%
December 31, 2010     1,250    $11.51455 to  $24.41236 $30,449   1.76%    1.25%  to   2.25%   10.74% to   11.88%
December 31, 2009     1,524    $10.37402 to  $21.85441 $33,168   2.03%    1.40%  to   2.25%   12.86% to   13.84%
December 31, 2008     1,905    $ 9.16874 to  $19.19763 $36,415   2.38%    1.40%  to   2.25%  -30.71% to  -30.11%
December 31, 2007     2,721    $13.19876 to  $27.46722 $73,917   2.17%    1.40%  to   2.25%    5.16% to    6.08%

                                      A87

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                             WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 2
                   ---------------------------------------------------------------------------------------------
December 31, 2011        100   $ 6.77169 to  $11.61649 $      679    0.10%   1.40%  to   2.15%  -14.78% to  -14.13%
December 31, 2010        111   $ 7.88580 to  $13.56214 $      883    0.63%   1.40%  to   2.15%   12.48% to   13.34%
December 31, 2009        126   $ 6.95768 to  $11.99634 $      887    2.95%   1.40%  to   2.15%   10.23% to   11.08%
December 31, 2008        154   $ 6.26371 to  $10.82731 $      971    1.97%   1.40%  to   2.15%  -44.62% to  -44.20%
December 31, 2007        228   $11.22464 to  $19.45215 $    2,740    0.01%   1.25%  to   2.15%   10.22% to   11.24%

                               WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 2
                   ---------------------------------------------------------------------------------------------
December 31, 2011        130   $13.07900 to  $21.78391 $    1,708    0.00%   1.40%  to   1.90%   -6.41% to   -5.93%
December 31, 2010        162   $13.90329 to  $23.21580 $    2,273    0.00%   1.40%  to   1.90%   24.37% to   25.00%
December 31, 2009        201   $11.12275 to  $18.61993 $    2,251    0.00%   1.40%  to   1.90%   49.74% to   50.51%
December 31, 2008        228   $ 7.39012 to  $12.40296 $    1,700    0.00%   1.40%  to   1.90%  -42.54% to  -42.24%
December 31, 2007        337   $12.79553 to  $21.52963 $    4,545    0.00%   1.40%  to   1.90%   11.64% to   12.21%

                                           WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND
                   ---------------------------------------------------------------------------------------------
December 31, 2011        295   $13.07769 to  $18.07844 $    5,324    2.68%   1.40%  to   2.25%    5.87% to    6.78%
December 31, 2010        361   $12.35312 to  $16.92992 $    6,105    3.39%   1.40%  to   2.25%    4.62% to    5.53%
December 31, 2009        437   $11.80780 to  $16.04293 $    6,989    4.57%   1.40%  to   2.25%    9.49% to   10.44%
December 31, 2008        565   $10.78418 to  $14.52591 $    8,185    4.78%   1.40%  to   2.25%    0.07% to    0.94%
December 31, 2007        726   $10.77628 to  $14.39016 $   10,375    4.59%   1.40%  to   2.25%    3.76% to    4.67%

                                           AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    134,050   $ 8.91636 to  $13.65642 $1,294,670    1.74%   0.65%  to   3.05%   -4.50% to   -2.15%
December 31, 2010    167,521   $ 9.33203 to  $14.01210 $1,674,836    1.62%   0.65%  to   3.05%   10.88% to   13.62%
December 31, 2009    148,290   $ 8.41215 to  $12.38228 $1,315,842    3.73%   0.65%  to   3.05%   20.14% to   23.66%
December 31, 2008     76,075   $ 7.00219 to  $ 7.48653 $  546,916    2.31%   0.65%  to   3.00%  -36.46% to  -26.81%
December 31, 2007    102,271   $11.01941 to  $11.50219 $1,144,841    0.50%   0.65%  to   3.00%    5.28% to    7.85%

                                     AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    183,236   $ 8.24527 to  $13.37845 $1,644,213    1.14%   0.65%  to   3.05%   -9.07% to   -6.82%
December 31, 2010    259,219   $ 9.04913 to  $14.41610 $2,535,432    0.95%   0.65%  to   3.05%   15.39% to   18.25%
December 31, 2009    227,307   $ 7.82586 to  $12.24100 $1,893,633    2.14%   0.65%  to   3.05%   20.93% to   25.16%
December 31, 2008     93,603   $ 6.39444 to  $ 6.88895 $  618,387    1.26%   0.65%  to   3.00%  -42.49% to  -35.86%
December 31, 2007    122,279   $11.20422 to  $11.69500 $1,390,643    0.30%   0.65%  to   3.00%    8.06% to   10.69%

                                               AST ADVANCED STRATEGIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    141,350   $ 9.65579 to  $13.93170 $1,522,265    1.01%   0.65%  to   3.05%   -2.94% to   -0.54%
December 31, 2010    171,067   $ 9.92738 to  $14.06363 $1,876,266    1.09%   0.65%  to   3.05%   10.24% to   12.97%
December 31, 2009    151,015   $ 8.98668 to  $12.49970 $1,479,256    2.84%   0.65%  to   3.05%   22.42% to   25.38%
December 31, 2008     91,625   $ 7.32986 to  $ 8.15235 $  717,306    1.95%   0.65%  to   3.00%  -31.91% to  -26.68%
December 31, 2007    106,913   $11.19878 to  $11.68950 $1,216,236    0.48%   0.65%  to   3.00%    6.20% to    8.79%

                                         COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND
                   ---------------------------------------------------------------------------------------------
December 31, 2011         14   $13.43172 to  $13.43172 $      193    6.93%   1.00%  to   1.00%    5.51% to    5.51%
December 31, 2010         19   $12.73069 to  $12.73069 $      248    8.04%   1.00%  to   1.00%   10.84% to   10.84%
December 31, 2009         23   $11.48603 to  $11.48603 $      264   10.99%   1.00%  to   1.00%   42.71% to   42.71%
December 31, 2008         31   $ 8.04841 to  $ 8.04841 $      249   10.47%   1.00%  to   1.00%  -25.53% to  -25.53%
December 31, 2007         38   $10.80761 to  $10.80761 $      412    4.92%   1.00%  to   1.00%    0.82% to    0.82%

                                AST INVESTMENT GRADE BOND PORTFOLIO (AVAILABLE JANUARY 28, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2011    340,421   $12.82717 to  $14.73389 $4,798,061    1.66%   0.65%  to   2.45%    9.69% to   11.71%
December 31, 2010     32,185   $11.69349 to  $13.18912 $  411,629    6.34%   0.65%  to   2.45%    8.10% to   10.09%
December 31, 2009     66,751   $10.81762 to  $11.99745 $  783,918    1.33%   0.65%  to   2.45%    8.38% to   10.58%
December 31, 2008    192,625   $10.68165 to  $10.91924 $2,067,379    0.00%   0.65%  to   2.25%    6.84% to    9.24%

                                      AST BOND PORTFOLIO 2015 (AVAILABLE JANUARY 28, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2011      9,373   $12.06116 to  $12.80646 $  115,391    1.55%   1.00%  to   2.60%    3.64% to    5.34%
December 31, 2010     11,356   $10.77664 to  $12.15736 $  134,080    0.93%   1.00%  to   2.60%    6.54% to    8.29%
December 31, 2009     17,151   $10.90082 to  $11.30596 $  188,942    0.41%   1.00%  to   2.60%   -2.96% to   -1.37%
December 31, 2008     19,145   $11.22229 to  $11.65126 $  216,007    0.00%   1.00%  to   2.60%   12.25% to   16.06%

                                      A88

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                      AST BOND PORTFOLIO 2018 (AVAILABLE JANUARY 28, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     36,607   $11.40768 to  $14.10092 $  486,106   0.38%    1.00%  to   3.05%   10.12% to   12.44%
December 31, 2010      6,821   $11.87154 to  $12.44316 $   82,239   0.92%    1.00%  to   2.60%    8.30% to   10.07%
December 31, 2009     11,290   $10.95092 to  $11.46065 $  124,961   0.29%    1.00%  to   2.60%   -8.49% to   -6.99%
December 31, 2008     11,195   $11.95507 to  $12.49226 $  134,558   0.00%    1.00%  to   2.60%   19.58% to   24.18%

                                      AST BOND PORTFOLIO 2019 (AVAILABLE JANUARY 28, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2011      3,345   $11.67421 to  $14.10576 $   45,275   0.92%    1.00%  to   2.65%   12.91% to   14.81%
December 31, 2010      6,124   $10.26888 to  $12.31403 $   72,976   0.76%    1.00%  to   3.05%    7.97% to   10.25%
December 31, 2009      7,955   $10.82009 to  $11.32378 $   86,923   0.29%    1.00%  to   2.60%  -10.10% to   -8.62%
December 31, 2008      8,172   $12.02334 to  $12.56373 $   98,717   0.00%    1.00%  to   2.60%   20.26% to   24.63%

                                   AST GLOBAL REAL ESTATE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2011      2,477   $ 8.62695 to  $15.68204 $   23,007   2.40%    0.65%  to   3.05%   -7.93% to   -5.66%
December 31, 2010      4,177   $ 9.34126 to  $16.68933 $   41,195   1.44%    0.65%  to   3.05%   16.54% to   19.42%
December 31, 2009      2,357   $ 7.99105 to  $14.03210 $   19,670   1.56%    0.65%  to   3.05%   31.38% to   42.32%
December 31, 2008        237   $ 6.08218 to  $ 6.14182 $    1,451   0.00%    0.65%  to   2.75%  -40.22% to  -39.64%

                           AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE JULY 21, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     11,537   $ 8.25024 to  $14.22060 $  102,017   0.91%    0.65%  to   3.05%  -22.70% to  -20.79%
December 31, 2010     19,650   $10.67821 to  $18.02538 $  221,083   0.35%    0.65%  to   3.05%   18.54% to   21.47%
December 31, 2009     12,030   $ 8.98003 to  $14.89875 $  111,878   0.29%    0.65%  to   3.05%   46.17% to   65.43%
December 31, 2008        435   $ 5.54542 to  $ 5.59970 $    2,424   0.00%    0.65%  to   2.75%  -45.10% to  -44.57%

                         FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND (AVAILABLE MAY 1, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2011    101,261   $ 8.54994 to  $13.70722 $  923,811   0.02%    0.65%  to   3.05%   -4.67% to   -2.31%
December 31, 2010    141,668   $ 8.94069 to  $14.08791 $1,338,437   2.38%    0.65%  to   3.05%    6.88% to    9.52%
December 31, 2009     97,787   $ 8.31798 to  $12.91478 $  848,658   4.88%    0.65%  to   3.05%   26.30% to   29.22%
December 31, 2008     16,970   $ 6.59289 to  $ 7.13081 $  112,595   4.20%    0.65%  to   2.85%  -34.58% to  -28.85%

                                      AST BOND PORTFOLIO 2016 (AVAILABLE JANUARY 2, 2009)
                   ---------------------------------------------------------------------------------------------
December 31, 2011      9,660   $10.69872 to  $11.23403 $  104,934   1.37%    1.00%  to   3.05%    6.30% to    8.54%
December 31, 2010      4,241   $10.01804 to  $10.40895 $   42,972   0.00%    1.00%  to   3.05%   -2.59% to    9.47%
December 31, 2009      2,553   $ 9.30169 to  $ 9.61033 $   23,900   0.00%    1.00%  to   3.05%   -6.97% to   -3.30%

                                      AST BOND PORTFOLIO 2020 (AVAILABLE JANUARY 2, 2009)
                   ---------------------------------------------------------------------------------------------
December 31, 2011      1,825   $10.89328 to  $11.75025 $   20,386   1.10%    1.00%  to   3.05%   15.07% to   17.49%
December 31, 2010      8,914   $ 9.44753 to  $10.11830 $   85,718   0.00%    1.00%  to   3.05%    8.43% to   10.73%
December 31, 2009        382   $ 8.71725 to  $ 8.83810 $    3,351   0.00%    1.25%  to   2.60%  -12.81% to  -11.61%

                              AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   ---------------------------------------------------------------------------------------------
December 31, 2011      1,306   $10.34493 to  $10.89775 $   13,910   0.36%    0.65%  to   3.05%   -8.74% to   -6.48%
December 31, 2010      1,498   $11.33555 to  $11.65322 $   17,245   0.03%    0.65%  to   3.05%   10.26% to   12.98%
December 31, 2009        108   $10.28868 to  $10.31407 $    1,114   0.00%    0.65%  to   2.50%    1.42% to    1.65%

                             AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   ---------------------------------------------------------------------------------------------
December 31, 2011      1,294   $10.81864 to  $11.39664 $   14,435   0.00%    0.65%  to   3.05%   -2.40% to    0.01%
December 31, 2010        986   $11.08508 to  $11.39576 $   11,090   0.00%    0.65%  to   3.05%    7.92% to   10.59%
December 31, 2009        248   $10.27541 to  $10.30424 $    2,548   0.00%    0.65%  to   2.75%    1.91% to    2.18%

                                      AST BOND PORTFOLIO 2017 (AVAILABLE JANUARY 4, 2010)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     26,813   $11.47779 to  $11.96728 $  313,345   0.38%    1.00%       3.05%    8.02% to   10.29%
December 31, 2010     15,542   $10.62584 to  $10.82309 $  166,786   0.00%    1.25%       3.05%    6.26% to    8.23%

                                      AST BOND PORTFOLIO 2021 (AVAILABLE JANUARY 4, 2010)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     29,917   $12.67668 to  $13.21731 $  386,214   0.11%    1.00%       3.05%   16.64% to   19.10%
December 31, 2010     12,100   $10.86825 to  $11.09795 $  132,969   0.00%    1.00%       3.05%    8.68% to   10.98%

                     WELLS FARGO ADVANTAGE VT CORE EQUITY PORTFOLIO SHARE CLASS 2 (AVAILABLE JULY 16, 2010)
                                                   (EXPIRED AUGUST 26, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2011          0   $       0 to  $       0 $        0   0.70%    1.40%       2.00%  -12.12% to  -11.76%
December 31, 2010        697   $11.83923 to  $11.87265 $    8,270   0.00%    1.40%       2.00%   22.28% to   22.62%

                                      A89

                                  AT YEAR ENDED                                 FOR YEAR ENDED
                   -------------------------------------------   -----------------------------------------------
                      UNITS                               NET    INVESTMENT
                   OUTSTANDING        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)       LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   -----------  ----------------------  -------- ---------- -----------------  ------------------
                   WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,327     $ 8.61400 to  $18.02462 $ 14,246   0.53%    0.65%       3.05%   -5.13% to   -2.79%
December 31, 2010     1,675     $ 9.05206 to  $18.54172 $ 18,922   0.00%    0.65%       3.05%   15.74% to   17.05%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 2 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2011       242     $11.28193 to  $11.38291 $  2,757   0.00%    1.40%       2.00%   -7.43% to   -6.86%
December 31, 2010       290     $12.18704 to  $12.22148 $  3,549   0.00%    1.40%       2.00%   25.73% to   26.08%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2011       130     $10.74994 to  $10.83003 $  1,408   0.89%    1.40%       1.90%   -8.82% to   -8.36%
December 31, 2010       160     $11.78970 to  $11.81747 $  1,896   0.00%    1.40%       1.90%   21.74% to   22.02%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,761     $ 9.55821 to  $19.51074 $ 22,323   0.00%    0.65%       2.75%   -7.96% to   -5.97%
December 31, 2010     1,861     $10.24241 to  $20.80208 $ 24,512   0.00%    0.65%       3.05%   25.29% to   26.70%

                   WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,326     $11.33590 to  $11.69509 $ 15,305   0.00%    0.65%       2.75%   -6.97% to   -4.96%
December 31, 2010     1,993     $12.18495 to  $12.30586 $ 24,425   0.00%    0.65%       2.75%   27.02% to   28.27%

                    WELLS FARGO ADVANTAGE VT CORE EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                                                  (EXPIRED AUGUST 26, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011         0     $       0 to  $       0 $      0   1.09%    1.40%       1.65%  -11.73% to  -11.59%
December 31, 2010       324     $14.41994 to  $14.68078 $  4,757   0.00%    1.40%       1.65%   22.55% to   22.69%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,696     $ 9.03608 to  $14.85171 $ 22,585   0.63%    0.65%       3.05%  -15.45% to  -13.36%
December 31, 2010     2,222     $10.65393 to  $17.35923 $ 34,424   0.00%    0.65%       2.75%   20.29% to   21.48%

                                     AST BOND PORTFOLIO 2022 (AVAILABLE JANUARY 3, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011    19,367     $11.86808 to  $12.11811 $232,181   0.00%    1.00%       3.05%   18.68% to   21.18%

                               INVESCO V.I. CAPITAL DEVELOPMENT FUND (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,707     $ 8.09035 to  $ 8.22518 $ 13,959   0.00%    0.65%       3.05%  -19.36% to  -18.02%

                                 INVESCO V.I. DIVIDEND GROWTH FUND (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,357     $ 9.03387 to  $ 9.18409 $ 12,385   0.00%    0.65%       3.05%   -9.59% to   -8.10%

                   COLUMBIA VARIABLE PORTFOLIO SHORT DURATION US GOVERNMENT FUND (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011       123     $10.02837 to  $10.02837 $  1,236   0.00%    1.00%       1.00%    0.29% to    0.29%

                             COLUMBIA VARIABLE PORTFOLIO - GROWTH FUND (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011       475     $ 8.73885 to  $ 8.75374 $  4,160   0.00%    1.00%  to   1.25%  -12.96% to  -12.81%

                                AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011       402     $ 8.83297 to  $ 8.96067 $  3,579   0.00%    0.65%  to   2.75%  -11.65% to  -10.39%

                             AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011     6,081     $ 9.09799 to  $ 9.22952 $ 55,682   0.00%    0.65%  to   2.75%   -9.00% to   -7.70%

                       WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 1 (AVAILABLE AUGUST 26, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011       333     $10.70517 to  $10.71464 $  3,568   0.00%    1.40%  to   1.65%    4.72% to    4.81%

                       WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (AVAILABLE AUGUST 26, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011       606     $10.67956 to  $10.70235 $  6,485   0.00%    1.40%  to   2.00%    4.47% to    4.69%

                               AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,604     $10.04576 to  $10.08823 $ 16,146   0.00%    0.65%  to   3.05%    0.28% to    0.69%

                            AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011       804     $10.05571 to  $10.07956 $  8,096   0.00%    1.15%  to   2.50%    0.28% to    0.50%

                                      A90

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio is annualized and excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2011 or from the effective date of the subaccount through the end of the reporting period.

        CONTRACT CHARGES/FEATURES

        Each Annuity funded through the Separate Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Separate Account, while others are deducted either annually or at the time that certain transactions are made.

        Insurance Charge--The Insurance Charge is the combination of the mortality and expense risk charge and the administrative charge. The Insurance Charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Separate Account.

        The following Insurance Charge levels apply to each Annuity product, as listed.

INSURANCE
CHARGE    ANNUITY PRODUCT NAME
--------- -------------------------------------------------------------------------------------------------
  0.65%   Choice, Choice 2000, ASAP III, XTra Credit SIX, Stagecoach ASAP III, Stagecoach Xtra Credit SIX,
           Optimum, Optimum Plus
  1.00%   AS Impact, Defined Investments Annuity, Galaxy III
  1.15%   AS Cornerstone
  1.25%   ASAIA, ASVIA
  1.40%   PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
           ASL, Stagecoach Flex, ASL Premier, XTra Credit Stagecoach Extra Credit, Harvester XTra Credit,
           XTra Credit Premier XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector, Stagecoach
           Variable Annuity, Stagecoach VA+ Emerald Choice, Imperium
  1.65%   Apex II, ASL II, ASL II Premier, Stagecoach APEX II, Optimum Four
  1.75%   Optimum Extra, Xtra Credit EIGHT
  2.25%   ASAIA w/ Guarantee

        Distribution Charge--The Distribution Charge is deducted by the Separate Account on certain Prudential Annuities annuity contracts. The Distribution Charge is expressed as an

                                      A91
        annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Separate Account. The charge is deducted for the number of years indicated below and then no longer applies.

DISTRIBUTION
CHARGE       ANNUITY PRODUCT NAME                                       PERIOD DEDUCTED
------------ ---------------------------------------------------------- ------------------------
   0.60%     ASAP III, Stagecoach ASAP III, Optimum                     Annuity Years 1-8 only
   1.00%     XTra Credit SIX, Stagecoach XTra Credit SIX, Optimum Plus  Annuity Years 1-10 only

        Annual Maintenance Fee--An Annual Maintenance Fee of up to $35 is deducted at the end of each Annuity Year and upon surrender of the Annuity. The Annual Maintenance Fee on certain contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the Account Value of the Annuity on the anniversary date when the charge is deducted.

        Transfer Fees--Transfer Fees are charged at a rate of $10 for each transfer after the 20/th/ in each Annuity Year, as set forth in the respective prospectuses.

        Contingent Deferred Sales Charges--Contingent Deferred Sales Charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, Contingent Deferred Sales Charges will apply for a maximum number of years depending on the type of contract. The maximum number of years may be based on the number of years since each Purchase Payment is applied or from the issue date of the Annuity. Certain annuities do not deduct a Contingent Deferred Sales Charge upon surrender or withdrawal. Please refer to the prospectus for your annuity contract for a complete description of the Contingent Deferred Sales Charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each Annuity Year.

        Premium Taxes--Some states and municipalities impose premium taxes, which currently range up to 3.5% on Variable Immediate Annuity contracts.

        Optional Benefit Charges--Prior to November 18, 2002, Prudential Annuities offered certain optional benefits as riders to the various annuity contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Effective as of November 18, 2002, Prudential Annuities offers riders for optional benefits whose annual charge is deducted on a daily basis from the assets in the Separate Account. The daily charge for the optional benefits is deducted in the same manner as the Insurance Charge and the Distribution Charge (if applicable).

        Annuity Owners who elect to purchase an optional benefit purchase units of the Separate Account that reflect the Insurance Charge, Distribution Charge (if applicable) and the charge for any optional benefit(s). Annuity owners who elected an optional benefit whose charge is deducted on an annual basis in arrears will continue to have the applicable charge deducted in this manner. Currently, Prudential Annuities offers several different optional benefits, as follows: Guaranteed Return Option Plus/SM/ II (GRO Plus II), Highest Daily Guaranteed Return Option II (HD GRO II), Highest Anniversary Value Death Benefit (HAV), Combination 5% Roll-Up and HAV Death Benefit (Combo 5%), Highest Daily Lifetime Six Plus (HD6 Plus), Spousal Highest Daily Lifetime Six Plus (SHD6 Plus), Highest Daily Lifetime Six Plus with Lifetime Income Accelerator (HD6 Plus with LIA). Currently, the charges for GRO Plus II and HD GRO II is 0.60% per year, HAV is 0.40% per year, and Combo 5% is 0.80% per year. The charges for HD6 Plus, SHD6 Plus, and HD6 Plus with LIA are assessed against the greater of the account value or the Protected Withdrawal Value.

                                      A92

        Prudential Annuities also include optional benefits that are no longer available for new sales, as follows:

        Guaranteed Return Option Plus/SM/ (GRO Plus), Guaranteed Return Option 2008 (GRO Plus 2008), Highest Daily Guaranteed Return Option (HD GRO) Guaranteed Minimum Withdrawal Benefit (GMWB), Guaranteed Minimum Income Benefit (GMIB), Lifetime Five Income Benefit (LT5), Enhanced Beneficiary Protection Death Benefit (EBP), Highest Daily Value Death Benefit (HDV), Highest Daily Lifetime Seven (HD7), Highest Daily Lifetime Seven with Beneficiary Income Option (HD7 with BIO), Highest Daily Lifetime Seven with Lifetime Income Accelerator (HD7 with LIA), Spousal Highest Daily Lifetime Seven (SHD7), Spousal Highest Daily Lifetime Seven with Beneficiary Income Option (SHD7 with BIO), Highest Daily Lifetime Seven Plus (HD7 Plus), Highest Daily Lifetime Seven Plus with Beneficiary Income Option (HD7 Plus with BIO), Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator (HD7 Plus with
        LIA), Spousal Highest Daily Lifetime Seven Plus (SHD7 Plus), and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option (SHD7 Plus with BIO).

        The charge for GRO Plus and EBP is 0.25% per year, respectively, the charge for GMWB is 0.35% per year, and the charge for HDV is 0.5% per year, respectively, the charge for LT5 is 0.60% per year and the charge for GMIB is 0.50% per year of the Protected Income Value. The charge for HD7, HD7 with BIO, HD7 with LIA, SHD7 and SHD7 with BIO is a percentage of the Protected Withdrawal Value that is deducted pro rata from the Subaccounts on a quarterly basis. The charge for HD7 Plus, HD7 Plus with BIO, HD7 Plus with LIA, SHD7 Plus and SHD7 Plus with BIO is assessed against the greater of the account value or the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis. Certain Prudential Annuities annuity contracts may not be eligible to elect all or any optional benefits.

        ACCUMULATION UNIT VALUES

        Accumulation Unit Values (or "AUVs") are calculated for each Sub-account on each Valuation Day. Each Sub-account may have several different AUVs based on each combination of the Insurance Charge, Distribution Charge and each available optional benefit.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------
   0.65%     Choice, Choice 2000 - No Optional Benefits.
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 2 Sub-accounts).
   0.90%     Choice, Choice 2000 - One 0.25% Optional Benefit.
   1.00%     AS Impact, Defined Investments Annuity, Galaxy III - No Optional Benefits.
             Choice 2000 with GMWB, Choice 2000 with HD GRO,
             Choice 2000 with GRO Plus 2008
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 3 Sub-accounts).
   1.05%     Choice 2000 with HAV
   1.15%     Choice with HAV
             Choice 2000 - One 0.50% Optional Benefit; or Two 0.25% Optional Benefits.
             AS Cornerstone - No Optional Benefits
   1.25%     ASAP III, Stagecoach ASAP III, Optimum - No Optional Benefits.
             AS Impact, Defined Investments Annuity, Galaxy III - One 0.25% Optional Benefit.
             Choice 2000 - with LT5; or with GMWB and either HAV or EBP.
             ASAIA, ASVIA, Choice 2000 with HD GRO and HAV,
             Choice 2000 with GRO Plus 2008 and HAV
             Choice 2000 with HD GRO
             Choice 2000 with GRO Plus 2008
             Choice 2000 with HD5

                                      A93

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------------------------
             Choice 2000 with EBP and HD GRO
             Choice 2000 with EBP and GRO Plus 2008
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 7 Sub-accounts).
   1.40%     PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
              ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
              Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier,
             AS Protector, Stagecoach Variable Annuity, Stagecoach VA+ - No Optional Benefits.
             Choice - Three 0.25% Optional Benefits. Choice 2000 - with Combo 5% and GRO Plus; or with
              Three 0.25% Optional Benefits. AS Cornerstone with EBP II or HAV
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 1 Sub-accounts).
   1.45%     Choice 2000 with GMDB Annual Step Up or 5% Roll Up with HAV
   1.50%     ASAP III, Stagecoach ASAP III, Optimum - One 0.25% Optional Benefit.
             AS Impact, Defined Investments Annuity - Two 0.25% Optional Benefits.
             Choice 2000 - with GMWB, HAV, and EBP; or with GMWB and either Combo 5% or HDV; or
             with LT5 and either HAV or EBP, AS Cornerstone with HD GRO,
             AS Cornerstone with HD GRO
             AS Cornerstone with GRO Plus 2008,
             AS Cornerstone with GMWB
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with HAV, EBP and HD GRO
             Choice 2000 with HD GRO and HAV
             Choice 2000 with GRO Plus 2008 and HAV
   1.55%     AS Cornerstone with HAV
   1.60%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, ASAP III with HD GRO
             ASAP III with GRO Plus 2008
             Optimum with HD GRO
             Optimum with GRO Plus 2008
   1.65%     Apex II, ASL II, ASL II Premier, Stagecoach Apex II, Optimum Four, XTra Credit SIX,
             Stagecoach XTra Credit SIX, Optimum Plus - No Optional Benefits.
             ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
             ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester
             XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
             Stagecoach Variable Annuity, Stagecoach VA+ - One 0.25% Optional Benefit.
             ASAP III with HAV
             Optimum with HAV
             Choice 2000 with HD GRO and HAV
             Choice 2000 with GRO Plus 2008 and HAV
             AS Cornerstone with HDV
             AS Cornerstone with GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with EBP II and HAV
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 9 Sub-accounts).
   1.75%     XTra Credit EIGHT and Optimum XTra - No Optional Benefits
             ASAP III, Stagecoach ASAP III, Optimum - One 0.50% Optional Benefit; or Two 0.25%
             Optional Benefits.
             Defined Investments Annuity - Three 0.25% Optional Benefits.
             Choice 2000 - with LT5, HAV and EBP; or with GMWB, HDV and EBP; or with LT5 and either
             Combo 5% or HDV
             AS Cornerstone with LT5 or HD5
             AS Cornerstone with HD GRO and EBP II
             AS Cornerstone with GRO Plus 2008 and EBP II
             AS Cornerstone with GMWB and EBP II
             AS Cornerstone with GMWB and HAV
             AS Cornerstone with HD GRO
             AS Cornerstone with GRO Plus 2008
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Choice 2000 with HD GRO and EBP and HAV
             Choice 2000 with GRO Plus 2008 and EBP and HAV

                                      A94

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------
   1.85%     ASAP III, Stagecoach ASAP III, Optimum - with LT5; or with GMWB and either HAV or EBP.
             ASAP III with HD GRO and HAV, ASAP III with GRO Plus 2008 and HAV
             ASAP III with HD GRO
             ASAP III with GRO Plus 2008
             ASAP III with EBP and HD GRO or GRO Plus 2008
             ASAP III with HD5
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
             Optimum with HD GRO
             Optimum with GRO Plus 2008
             Optimum with EBP and HD GRO or GRO Plus 2008
             Optimum with HD5
   1.90%     ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX,
             Stagecoach XTra Credit SIX, Optimum Plus - One 0.25% Optional Benefit.
             ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
             XTra Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity - Two 0.25%
             Optional Benefits.
             AS Cornerstone with SLT5
   1.95%     AS Cornerstone with GMDB Annual Step Up or 5% Roll Up with HAV
   2.00%     ASAP III, Stagecoach ASAP III, Optimum - with Combo 5% and GRO Plus; or with Three 0.25%
             Optional Benefits.
             ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra
             Credit SIX,
             Optimum Plus - with GMWB.
             Choice 2000 - with LT5, HDV and EBP.
             ASL II with HD GRO, ASL II with GRO Plus 2008, XTra Credit SIX with HD GRO
             XTra Credit SIX with GRO Plus 2008, Apex II with HD GRO, Apex II with GRO Plus 2008
             Optimum Four with HD GRO
             Optimum Four with GRO Plus 2008
             Optimum Plus with HD GRO
             Optimum Plus with GRO Plus 2008
             XTra Credit EIGHT with EBP II or HAV
             Optimum XTra with EBP II or HAV
             AS Cornerstone with GMWB and HDV
             AS Cornerstone with GMWB and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with LT5 and EBP II
             AS Cornerstone with HD5 and EBP II
             AS Cornerstone with HD GRO and EBP and HAV
             AS Cornerstone with HD GRO and HAV
             AS Cornerstone with GRO Plus 2008 and HAV
   2.05%     ASL II with HAV
             Apex II with HAV
             XTra Credit SIX with HAV
             Optimum Four with HAV
             Optimum Plus with HAV
             ASAP III with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
   2.10%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, HAV and EBP; or with GMWB and either
              Combo 5% or HDV;
             or with LT5 and either HAV or EBP.
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASAP III with HD GRO and HAV and EBP
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and HAV and EBP
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV

                                      A95

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
             XTra Credit EIGHT with HD GRO, XTra Credit EIGHT with GRO Plus 2008
             XTra Credit EIGHT with GMWB
             Optimum XTra with HD GRO
             Optimum XTra with GRO Plus 2008
             Optimum XTra with GMWB
             ASAP III with HD GRO and HAV
             ASAP III with GRO Plus 2008 and HAV
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
   2.15%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - One 0.50% Optional Benefit; or Two 0.25% Optional Benefits.
             ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
              XTra Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity - Three 0.25% Optional
              Benefits.
             AS Cornerstone with HD GRO and HAV
             AS Cornerstone with GRO Plus 2008 and HAV
   2.25%     ASAP II - with HAV, EBP and GMWB.
             ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach
              XTra Credit SIX, Optimum Plus - with LT5; or with GMWB and either HAV or EBP.
             ASAIA w/Guarantee*,
             ASL II with HD GRO and HAV, ASL II with GRO Plus 2008 and HAV, XTra Credit SIX with HD
             GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV, Apex II with HD GRO and HAV, Apex II with GRO
             Plus 2008 and HAV
             AS Cornerstone with HD GRO and EBP and HAV
             AS Cornerstone with GRO Plus 2008 and EBP and HAV
             AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASAP III with HD GRO and HAV
             ASAP III with GRO Plus 2008 and HAV
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
             ASL II with HD GRO
             ASL II with GRO Plus 2008
             XTra Credit SIX with HD GRO
             XTra Credit SIX with GRO Plus 2008
             Optimum Four with HD GRO
             Optimum Four with GRO Plus 2008
             Optimum Plus with HD GRO
             Optimum Plus with GRO Plus 2008
             Apex II with HD GRO
             Apex II with GRO Plus 2008
             Apex II with EBP and HD GRO or GRO Plus 2008
             ASL II with EBP and HD GRO or GRO Plus 2008
             XTra Credit SIX with EBP and HD GRO or GRO Plus 2008
             Optimum Four with EBP and HD GRO or GRO Plus 2008
             Optimum Plus with EBP and HD GRO or GRO Plus 2008
             XTra Credit EIGHT with HDV
             XTra Credit EIGHT with GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with EBP II and HAV
             Optimum XTra with HDV
             Optimum XTra with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with EBP II and HAV
             AS Cornerstone with LT5 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with HD 5 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with LT5 and HDV
             AS Cornerstone with HD5 and HDV
             AS Cornerstone with LT5 and EBP II and HAV
             AS Cornerstone with HD5 and EBP II and HAV
              *This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 8 Sub-accounts).

                                      A96

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
   2.35%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, HDV and EBP; or with LT5, HAV and
             EBP; or with LT5 and either Combo 5% or HDV.
             XTra Credit EIGHT with HD GRO and HAV, XTra Credit EIGHT with GRO Plus 2008 and HAV
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up
             ASAP III with HD GRO and EBP and HAV
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASAP III with GRO Plus 2008 and EBP and HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum with HD GRO and EBP and HAV
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum with GRO Plus 2008 and EBP and HAV
             XTra Credit EIGHT with HD GRO
             XTra Credit EIGHT with GRO Plus 2008
             XTra Credit EIGHT with LT5 or HD5
             XTra Credit EIGHT with HD GRO and EBP II
             XTra Credit EIGHT with GRO PLUS 2008 and EBP II
             XTra Credit EIGHT with GMWB and EBP II
             Optimum XTra with HD GRO and HAV
             Optimum XTra with GRO Plus 2008 and HAV
             Optimum XTra with HD GRO
             Optimum XTra with GRO Plus 2008
             Optimum XTra with LT5 or HD5
             Optimum XTra with HD GRO and EBP II
             Optimum XTra with GRO PLUS 2008 and EBP II
             Optimum XTra with GMWB and EBP II
   2.40%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with Combo 5% and GRO Plus; or with Three 0.25% Optional Benefits.
             Apex II with HDV and GRO Plus
             Apex II with HD GRO with DB
             ASL II with HDV and GRO Plus
             ASL II with HD GRO with DB
             XTra Credit SIX with HDV and GRO Plus
             XTra Credit SIX with HD GRO with DB
             Optimum Four with HDV and GRO Plus
             Optimum Four with HD GRO with DB
             Optimum Plus with HDV and GRO Plus
             Optimum Plus with HD GRO with DB
   2.45%     ASL II with GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up with HAV
   2.50%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with GMWB, HAV and EBP; or with GMWB and either Combo 5% or HDV; or
              with LT5 and either HAV or EBP, ASL II with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASL II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             ASL II with HD GRO and EBP and HAV
             ASL II with GRO Plus 2008 and EBP and HAV
             XTra Credit SIX with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with HD GRO and EBP and HAV
             XTra Credit SIX with GRO Plus 2008 and EBP and HAV
             Optimum Four with HD GRO and EBP and HAV
             Optimum Four with GRO Plus 2008 and EBP and HAV
             Optimum Plus with HD GRO and EBP and HAV

                                      A97

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -----------------------------------------------------------------------------------------
             Optimum Plus with GRO Plus 2008 and EBP and HAV
             Apex II with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with HD GRO and EBP and HAV
             Apex II with GRO Plus 2008 and EBP and HAV
             AS Cornerstone with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up
             ASL II with HD GRO and HAV
             ASL II with GRO Plus 2008 and HAV
             XTra Credit SIX with HD GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV
             Optimum Four with HD GRO and HAV
             Optimum Four with GRO Plus 2008 and HAV
             Optimum Plus with HD GRO and HAV
             Optimum Plus with GRO Plus 2008 and HAV
             Apex II with HD GRO and HAV
             Apex II with GRO Plus 2008 and HAV
             XTra Credit EIGHT with SLT5
             Optimum Xtra with SLT5
   2.55%     AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             AS Cornerstone with and GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
   2.60%     ASAP III, Stagecoach ASAP III, Optimum - with LT5, HDV and EBP.
             XTra Credit EIGHT with GMWB and HDV
             XTra Credit EIGHT with LT5 and EBP II
             XTra Credit EIGHT with LT5 and HAV
             XTra Credit EIGHT with HDLT5 and EBP II
             XTra Credit EIGHT with HDLT5 and HAV
             XTra Credit EIGHT with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO and EBP and HAV
             XTra Credit EIGHT with GRO Plus 2008 and EBP and HAV
             XTra Credit EIGHT with HD GRO and HAV
             XTra Credit EIGHT with GRO Plus 2008 and HAV
             XTra Credit EIGHT with EBP II and HAV
             Optimum XTra with GMWB and HDV
             Optimum XTra with LT5 and EBP II
             Optimum XTra with LT5 and HAV
             Optimum XTra with HDLT5 and EBP II
             Optimum XTra with HDLT5 and HAV
             Optimum XTra with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HD GRO and EBP and HAV
             Optimum XTra with GRO Plus 2008 and EBP and HAV
             Optimum XTra with HD GRO and HAV
             Optimum XTra with GRO Plus 2008 and HAV
             Optimum XTra with EBP II and HAV
   2.65%     AS Apex II, Advanced Series LifeVest II, Stagecoach APEX II, Stagecoach Xtra Credit Six,
             AS Xtra Credit Six.
             ASL II with HD GRO and HAV
             ASL II with GRO Plus 2008 and HAV
             XTra Credit SIX with HD GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV
             Apex II with HD GRO and HAV
             Apex II with GRO Plus 2008 and HAV
             Optimum Four with HD GRO and HAV
             Optimum Four with GRO Plus 2008 and HAV
             Optimum Plus with HD GRO and HAV
             Optimum Plus with GRO Plus 2008 and HAV
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV

                                      A98

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
   2.75%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with GMWB, HDV and EBP; or with LT5, HAV and EBP; or with LT5 and either
              Combo 5% or HDV.
             ASL II with HD GRO and GMDB Annual Step Up or 5% Roll Up
             ASL II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASL II with HD GRO and EBP and HAV
             ASL II with GRO Plus 2008 and EBP and HAV
             XTra Credit SIX with HD GRO and GMDB Annual Step Up or 5% Roll Up
             XTra Credit SIX with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             XTra Credit SIX with HD GRO and EBP and HAV
             XTra Credit SIX with GRO Plus 2008 and EBP and HAV
             Optimum Four with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum Four with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum Four with HD GRO and EBP and HAV
             Optimum Four with GRO Plus 2008 and EBP and HAV
             Optimum Plus with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum Plus with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum Plus with HD GRO and EBP and HAV
             Optimum Plus with GRO Plus 2008 and EBP and HAV
             Apex II with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Apex II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Apex II with HD GRO and EBP and HAV
             Apex II with GRO Plus 2008 and EBP and HAV
   2.85%     XTra Credit EIGHT with LT5 and HDV
             XTra Credit EIGHT with LT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HDLT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with HD GRO and EBP and HAV
             XTra Credit EIGHT with GRO Plus 2008 and EBP and HAV
             Optimum XTra with LT5 and HDV
             Optimum XTra with LT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HDLT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with HD GRO and EBP and HAV
             Optimum XTra with GRO Plus 2008 and EBP and HAV
   3.00%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with LT5, HDV and EBP.
   3.05%     ASL II with GMDB Annual Step Up or 5% Roll Up and HD GRO
             ASL II with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Apex II with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Apex II with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up and HD GRO
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Optimum Four with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Optimum Four with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
   3.10%     XTra Credit EIGHT with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra T with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Variable Annuity Policies reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the policy.

                                      A99

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate options--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Withdrawals and other charges--are various contract level charges as described in contract charges and features section located above.

                                     A100

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Prudential Annuities Life Assurance Corporation Variable Account B and the Board of Directors of Prudential Annuities Life Assurance Corporation

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts listed in
Note 1 of Prudential Annuities Life Assurance Corporation Variable Account B at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Prudential Annuities Life Assurance Corporation. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 19, 2012

                                     A101

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF

 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                    AST           AST      AST AMERICAN  AST SCHRODERS
                                               GOLDMAN SACHS T. ROWE PRICE   CENTURY      MULTI-ASSET
                                                 LARGE-CAP     LARGE-CAP     INCOME &        WORLD           AST
                                                   VALUE        GROWTH        GROWTH      STRATEGIES     MONEY MARKET
                                                 PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO
                                               ------------- ------------- ------------  -------------- --------------
ASSETS
  Investment in the portfolios, at fair value. $614,004,371  $389,449,172  $          0  $1,203,587,996 $1,048,385,449
                                               ------------  ------------  ------------  -------------- --------------
  Net Assets.................................. $614,004,371  $389,449,172  $          0  $1,203,587,996 $1,048,385,449
                                               ============  ============  ============  ============== ==============

NET ASSETS, representing:
  Accumulation units.......................... $614,004,371  $389,449,172  $          0  $1,203,587,996 $1,048,385,449
                                               ------------  ------------  ------------  -------------- --------------
                                               $614,004,371  $389,449,172  $          0  $1,203,587,996 $1,048,385,449
                                               ============  ============  ============  ============== ==============

  Units outstanding...........................   42,846,969    30,668,443             0      91,005,979     96,860,963
                                               ============  ============  ============  ============== ==============

  Portfolio shares held.......................   34,847,013    27,215,176             0      87,090,304  1,048,385,449
  Portfolio net asset value per share......... $      17.62  $      14.31  $          0  $        13.82 $         1.00
  Investment in portfolio shares, at cost..... $482,362,139  $334,355,461  $          0  $1,136,603,189 $1,048,385,449

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                    AST           AST      AST AMERICAN  AST SCHRODERS
                                               GOLDMAN SACHS T. ROWE PRICE   CENTURY      MULTI-ASSET
                                                 LARGE-CAP     LARGE-CAP     INCOME &        WORLD           AST
                                                   VALUE        GROWTH        GROWTH      STRATEGIES     MONEY MARKET
                                                 PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO
                                               ------------- ------------- ------------  -------------- --------------
INVESTMENT INCOME
  Dividend income............................. $  7,137,213  $          0  $          0  $   23,325,825 $      122,642
                                               ------------  ------------  ------------  -------------- --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................   10,958,732     6,750,797     1,272,718      20,425,957     19,056,512
                                               ------------  ------------  ------------  -------------- --------------

NET INVESTMENT INCOME (LOSS)..................   (3,821,519)   (6,750,797)   (1,272,718)      2,899,868    (18,933,870)
                                               ------------  ------------  ------------  -------------- --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0             0             0               0              0
  Realized gain (loss) on shares redeemed.....    5,407,843    24,620,363    43,409,088      23,339,272              0
  Net change in unrealized gain (loss) on
   investments................................   96,094,935    31,533,593   (24,520,770)     67,084,291              0
                                               ------------  ------------  ------------  -------------- --------------

NET GAIN (LOSS) ON INVESTMENTS................  101,502,778    56,153,956    18,888,318      90,423,564              0
                                               ------------  ------------  ------------  -------------- --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ 97,681,259  $ 49,403,158  $ 17,615,600  $   93,323,432 $  (18,933,870)
                                               ============  ============  ============  ============== ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A1

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                               AST
     AST        AST J.P. MORGAN      AST                    FEDERATED        AST           AST        AST GOLDMAN
COHEN & STEERS     STRATEGIC      BLACKROCK       AST       AGGRESSIVE     MID-CAP      SMALL-CAP        SACHS
    REALTY       OPPORTUNITIES      VALUE      HIGH YIELD     GROWTH        VALUE         VALUE       CONCENTRATED
  PORTFOLIO        PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO
--------------  --------------- ------------  ------------ ------------  -----------  ------------  ----------------
 $171,391,631   $1,212,902,162  $129,268,083  $446,375,813 $264,699,990  $99,274,294  $304,317,079    $273,394,264
 ------------   --------------  ------------  ------------ ------------  -----------  ------------    ------------
 $171,391,631   $1,212,902,162  $129,268,083  $446,375,813 $264,699,990  $99,274,294  $304,317,079    $273,394,264
 ============   ==============  ============  ============ ============  ===========  ============    ============

 $171,391,631   $1,212,902,162  $129,268,083  $446,375,813 $264,699,990  $99,274,294  $304,317,079    $273,394,264
 ------------   --------------  ------------  ------------ ------------  -----------  ------------    ------------
 $171,391,631   $1,212,902,162  $129,268,083  $446,375,813 $264,699,990  $99,274,294  $304,317,079    $273,394,264
 ============   ==============  ============  ============ ============  ===========  ============    ============

    6,083,703       86,515,139     9,571,421    23,729,085   17,495,066    6,108,768    14,752,425      14,281,465
 ============   ==============  ============  ============ ============  ===========  ============    ============

   23,350,359       86,327,556    13,564,332    58,273,605   27,487,019    7,397,488    20,396,587       8,723,493
 $       7.34   $        14.05  $       9.53  $       7.66 $       9.63  $     13.42  $      14.92    $      31.34
 $147,496,368   $1,053,303,324  $117,253,334  $426,392,431 $255,716,719  $88,982,935  $233,062,477    $212,669,256


                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                               AST
     AST        AST J.P. MORGAN      AST                    FEDERATED        AST           AST        AST GOLDMAN
COHEN & STEERS     STRATEGIC      BLACKROCK       AST       AGGRESSIVE     MID-CAP      SMALL-CAP        SACHS
    REALTY       OPPORTUNITIES      VALUE      HIGH YIELD     GROWTH        VALUE         VALUE       CONCENTRATED
  PORTFOLIO        PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO
--------------  --------------- ------------  ------------ ------------  -----------  ------------  ----------------

 $  2,369,783   $   17,952,465  $  1,483,425  $ 20,773,814 $          0  $   431,998  $  1,418,774    $    711,296
 ------------   --------------  ------------  ------------ ------------  -----------  ------------    ------------

    2,690,662       21,200,431     2,224,715     6,653,490    4,646,139    1,596,170     5,412,212       4,106,333
 ------------   --------------  ------------  ------------ ------------  -----------  ------------    ------------

     (320,879)      (3,247,966)     (741,291)   14,120,323   (4,646,139)  (1,164,172)   (3,993,438)     (3,395,037)
 ------------   --------------  ------------  ------------ ------------  -----------  ------------    ------------

            0                0             0             0            0      384,292             0               0
    9,875,342       31,157,508     4,774,647    12,107,942   10,961,331    4,825,824    31,261,713      16,245,213
    9,879,470       67,697,640     8,271,121    20,275,620   35,819,112    8,847,952    17,178,068      31,122,073
 ------------   --------------  ------------  ------------ ------------  -----------  ------------    ------------

   19,754,812       98,855,148    13,045,768    32,383,563   46,780,443   14,058,068    48,439,781      47,367,286
 ------------   --------------  ------------  ------------ ------------  -----------  ------------    ------------

 $ 19,433,933   $   95,607,182  $ 12,304,477  $ 46,503,886 $ 42,134,304  $12,893,895  $ 44,446,343    $ 43,972,249
 ============   ==============  ============  ============ ============  ===========  ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A2

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                  SUBACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                 AST GOLDMAN      AST GOLDMAN                         AST
                                                    SACHS            SACHS            AST         LORD ABBETT          AST
                                                   MID-CAP         SMALL-CAP       LARGE-CAP       CORE FIXED    MARSICO CAPITAL
                                               GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO GROWTH PORTFOLIO
                                               ---------------- --------------- --------------- ---------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.   $217,543,345    $160,397,597    $225,816,071     $361,599,026     $759,466,492
                                                 ------------    ------------    ------------     ------------     ------------
  Net Assets..................................   $217,543,345    $160,397,597    $225,816,071     $361,599,026     $759,466,492
                                                 ============    ============    ============     ============     ============

NET ASSETS, representing:
  Accumulation units..........................   $217,543,345    $160,397,597    $225,816,071     $361,599,026     $759,466,492
                                                 ------------    ------------    ------------     ------------     ------------
                                                 $217,543,345    $160,397,597    $225,816,071     $361,599,026     $759,466,492
                                                 ============    ============    ============     ============     ============

  Units outstanding...........................     19,533,618       6,306,649      18,083,059       20,916,654       54,818,134
                                                 ============    ============    ============     ============     ============

  Portfolio shares held.......................     41,436,828      13,245,053      15,902,540       31,443,394       35,555,547
  Portfolio net asset value per share.........   $       5.25    $      12.11    $      14.20     $      11.50     $      21.36
  Investment in portfolio shares, at cost.....   $211,690,866    $137,833,040    $192,472,130     $339,898,903     $563,431,543

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                  SUBACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                 AST GOLDMAN      AST GOLDMAN                         AST
                                                    SACHS            SACHS            AST         LORD ABBETT          AST
                                                   MID-CAP         SMALL-CAP       LARGE-CAP       CORE FIXED    MARSICO CAPITAL
                                               GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO GROWTH PORTFOLIO
                                               ---------------- --------------- --------------- ---------------- ----------------
INVESTMENT INCOME
  Dividend income.............................   $          0    $    805,801    $  7,385,892     $  4,176,062     $  3,355,635
                                                 ------------    ------------    ------------     ------------     ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      3,672,185       2,459,633       3,978,039        6,174,891       14,265,668
                                                 ------------    ------------    ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS)..................     (3,672,185)     (1,653,832)      3,407,853       (1,998,829)     (10,910,033)
                                                 ------------    ------------    ------------     ------------     ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........     23,887,476               0               0        9,933,591                0
  Realized gain (loss) on shares redeemed.....      7,249,151       9,090,904     (18,060,034)      12,222,146       17,885,416
  Net change in unrealized gain (loss) on
   investments................................      3,297,132      10,813,631      44,012,336       (5,561,026)      70,490,796
                                                 ------------    ------------    ------------     ------------     ------------

NET GAIN (LOSS) ON INVESTMENTS................     34,433,759      19,904,536      25,952,302       16,594,711       88,376,213
                                                 ------------    ------------    ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 30,761,574    $ 18,250,703    $ 29,360,155     $ 14,595,882     $ 77,466,180
                                                 ============    ============    ============     ============     ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A3

                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                 AST NEUBERGER    AST NEUBERGER                        AST           AST            AST          AST
    AST              BERMAN        BERMAN/LSV          AST        PIMCO LIMITED  PIMCO TOTAL   T. ROWE PRICE    QMA US
 MFS GROWTH         MID-CAP          MID-CAP        SMALL-CAP     MATURITY BOND  RETURN BOND   EQUITY INCOME EQUITY ALPHA
 PORTFOLIO      GROWTH PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
------------    ---------------- --------------- ---------------- ------------- -------------- ------------- ------------
$218,354,477      $259,450,120    $331,538,473     $131,511,083   $672,854,720  $2,363,957,819 $194,476,608  $128,439,283
------------      ------------    ------------     ------------   ------------  -------------- ------------  ------------
$218,354,477      $259,450,120    $331,538,473     $131,511,083   $672,854,720  $2,363,957,819 $194,476,608  $128,439,283
============      ============    ============     ============   ============  ============== ============  ============

$218,354,477      $259,450,120    $331,538,473     $131,511,083   $672,854,720  $2,363,957,819 $194,476,608  $128,439,283
------------      ------------    ------------     ------------   ------------  -------------- ------------  ------------
$218,354,477      $259,450,120    $331,538,473     $131,511,083   $672,854,720  $2,363,957,819 $194,476,608  $128,439,283
============      ============    ============     ============   ============  ============== ============  ============

  20,868,434        12,556,851      13,358,384        7,448,151     47,792,014     138,676,729   15,573,111     9,786,553
============      ============    ============     ============   ============  ============== ============  ============

  19,548,297        10,628,846      19,559,792        5,803,667     63,596,854     188,814,522   20,471,222     9,444,065
$      11.17      $      24.41    $      16.95     $      22.66   $      10.58  $        12.52 $       9.50  $      13.60
$166,961,299      $208,590,691    $239,665,986     $122,524,235   $660,513,855  $2,247,694,358 $162,895,903  $103,633,694


                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                 AST NEUBERGER    AST NEUBERGER                        AST           AST            AST          AST
    AST              BERMAN        BERMAN/LSV          AST        PIMCO LIMITED  PIMCO TOTAL   T. ROWE PRICE    QMA US
 MFS GROWTH         MID-CAP          MID-CAP        SMALL-CAP     MATURITY BOND  RETURN BOND   EQUITY INCOME EQUITY ALPHA
 PORTFOLIO      GROWTH PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
------------    ---------------- --------------- ---------------- ------------- -------------- ------------- ------------

$          0      $          0    $  3,581,017     $          0   $  8,813,651  $   59,807,982 $    338,578  $    991,786
------------      ------------    ------------     ------------   ------------  -------------- ------------  ------------



   3,576,920         4,190,831       5,431,665        2,274,294     12,027,812      37,880,266    3,208,314     1,902,099
------------      ------------    ------------     ------------   ------------  -------------- ------------  ------------

  (3,576,920)       (4,190,831)     (1,850,648)      (2,274,294)    (3,214,162)     21,927,717   (2,869,736)     (910,313)
------------      ------------    ------------     ------------   ------------  -------------- ------------  ------------

           0                 0               0                0     21,616,209      23,937,171            0             0
   4,590,649         3,038,351       1,475,466        8,866,631     (7,621,877)     32,456,405    9,502,916     2,380,106

  28,475,389        28,111,503      46,868,042        4,222,757      9,908,128      82,241,310   16,374,061    16,642,367
------------      ------------    ------------     ------------   ------------  -------------- ------------  ------------

  33,066,038        31,149,853      48,343,508       13,089,388     23,902,460     138,634,886   25,876,977    19,022,473
------------      ------------    ------------     ------------   ------------  -------------- ------------  ------------

$ 29,489,118      $ 26,959,022    $ 46,492,860     $ 10,815,094   $ 20,688,298  $  160,562,603 $ 23,007,241  $ 18,112,160
============      ============    ============     ============   ============  ============== ============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A4

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                               SUBACCOUNTS
                                               ---------------------------------------------------------------------------

                                                    AST
                                               T. ROWE PRICE       AST             AST          AST             AST
                                                  NATURAL     T. ROWE PRICE   INTERNATIONAL  MFS GLOBAL       JPMORGAN
                                                 RESOURCES   ASSET ALLOCATION     VALUE        EQUITY      INTERNATIONAL
                                                 PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO    EQUITY PORTFOLIO
                                               ------------- ---------------- ------------- ------------  ----------------
ASSETS
  Investment in the portfolios, at fair value. $253,999,831   $1,911,349,180  $142,342,978  $157,917,632    $206,758,252
                                               ------------   --------------  ------------  ------------    ------------
  Net Assets.................................. $253,999,831   $1,911,349,180  $142,342,978  $157,917,632    $206,758,252
                                               ============   ==============  ============  ============    ============

NET ASSETS, representing:
  Accumulation units.......................... $253,999,831   $1,911,349,180  $142,342,978  $157,917,632    $206,758,252
                                               ------------   --------------  ------------  ------------    ------------
                                               $253,999,831   $1,911,349,180  $142,342,978  $157,917,632    $206,758,252
                                               ============   ==============  ============  ============    ============

  Units outstanding...........................    9,550,468      120,271,609    10,512,769     8,585,436      11,582,552
                                               ============   ==============  ============  ============    ============

  Portfolio shares held.......................   12,893,392      100,228,064     9,267,121    13,303,929       9,313,435
  Portfolio net asset value per share......... $      19.70   $        19.07  $      15.36  $      11.87    $      22.20
  Investment in portfolio shares, at cost..... $266,692,203   $1,682,666,328  $132,949,887  $134,619,221    $181,698,669

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                               SUBACCOUNTS
                                               ---------------------------------------------------------------------------

                                                    AST
                                               T. ROWE PRICE       AST             AST          AST             AST
                                                  NATURAL     T. ROWE PRICE   INTERNATIONAL  MFS GLOBAL       JPMORGAN
                                                 RESOURCES   ASSET ALLOCATION     VALUE        EQUITY      INTERNATIONAL
                                                 PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO    EQUITY PORTFOLIO
                                               ------------- ---------------- ------------- ------------  ----------------
INVESTMENT INCOME
  Dividend income............................. $  1,115,566   $   22,822,359  $  3,485,969  $  1,559,059    $  3,489,887
                                               ------------   --------------  ------------  ------------    ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    4,300,667       31,079,626     2,467,861     2,254,027       3,047,037
                                               ------------   --------------  ------------  ------------    ------------

NET INVESTMENT INCOME (LOSS)..................   (3,185,101)      (8,257,267)    1,018,108      (694,969)        442,850
                                               ------------   --------------  ------------  ------------    ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0       14,470,571             0             0               0
  Realized gain (loss) on shares redeemed.....    2,275,657       46,039,654     6,738,173     5,390,085       1,520,190
  Net change in unrealized gain (loss) on
   investments................................    2,203,945      126,550,775    10,502,501    20,912,421      31,260,141
                                               ------------   --------------  ------------  ------------    ------------

NET GAIN (LOSS) ON INVESTMENTS................    4,479,602      187,061,001    17,240,674    26,302,506      32,780,331
                                               ------------   --------------  ------------  ------------    ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $  1,294,501   $  178,803,734  $ 18,258,782  $ 25,607,537    $ 33,223,181
                                               ============   ==============  ============  ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A5

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                    AST
                                      AST           AST           ACADEMIC          AST             AST
     AST                          WELLINGTON   CAPITAL GROWTH    STRATEGIES       BALANCED      PRESERVATION         AST
T. ROWE PRICE         AST         MANAGEMENT       ASSET           ASSET           ASSET           ASSET          SCHRODERS
 GLOBAL BOND     INTERNATIONAL   HEDGED EQUITY   ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION    GLOBAL TACTICAL
  PORTFOLIO     GROWTH PORTFOLIO   PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
-------------   ---------------- ------------- --------------  --------------  --------------  --------------  ---------------
$264,564,291      $426,787,497   $263,880,786  $4,005,043,546  $3,322,479,940  $2,847,166,952  $2,916,724,487   $729,941,398
------------      ------------   ------------  --------------  --------------  --------------  --------------   ------------
$264,564,291      $426,787,497   $263,880,786  $4,005,043,546  $3,322,479,940  $2,847,166,952  $2,916,724,487   $729,941,398
============      ============   ============  ==============  ==============  ==============  ==============   ============

$264,564,291      $426,787,497   $263,880,786  $4,005,043,546  $3,322,479,940  $2,847,166,952  $2,916,724,487   $729,941,398
------------      ------------   ------------  --------------  --------------  --------------  --------------   ------------
$264,564,291      $426,787,497   $263,880,786  $4,005,043,546  $3,322,479,940  $2,847,166,952  $2,916,724,487   $729,941,398
============      ============   ============  ==============  ==============  ==============  ==============   ============

  16,122,460        24,202,959     25,556,052     355,694,057     296,046,865     241,017,085     235,651,564     63,913,835
============      ============   ============  ==============  ==============  ==============  ==============   ============

  23,642,921        35,985,455     26,520,682     350,704,339     290,680,660     242,725,230     242,051,825     61,598,430
$      11.19      $      11.86   $       9.95  $        11.42  $        11.43  $        11.73  $        12.05   $      11.85
$260,061,801      $352,700,359   $243,792,472  $3,545,670,782  $2,901,333,192  $2,578,688,612  $2,579,142,054   $665,134,534


                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                    AST
                                      AST           AST           ACADEMIC          AST             AST
     AST                          WELLINGTON   CAPITAL GROWTH    STRATEGIES       BALANCED      PRESERVATION         AST
T. ROWE PRICE         AST         MANAGEMENT       ASSET           ASSET           ASSET           ASSET          SCHRODERS
 GLOBAL BOND     INTERNATIONAL   HEDGED EQUITY   ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION    GLOBAL TACTICAL
  PORTFOLIO     GROWTH PORTFOLIO   PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
-------------   ---------------- ------------- --------------  --------------  --------------  --------------  ---------------
$  6,938,388      $  4,868,829   $    704,351  $   33,446,500  $   32,961,146  $   26,348,765  $   31,455,775   $  3,043,586
------------      ------------   ------------  --------------  --------------  --------------  --------------   ------------



   4,651,662         7,515,625      4,526,271      76,557,623      62,026,290      49,968,003      52,598,548     11,091,266
------------      ------------   ------------  --------------  --------------  --------------  --------------   ------------

   2,286,727        (2,646,796)    (3,821,919)    (43,111,123)    (29,065,144)    (23,619,238)    (21,142,773)    (8,047,680)
------------      ------------   ------------  --------------  --------------  --------------  --------------   ------------

   4,827,768                 0              0               0               0      84,342,530     163,050,575      3,019,041
   1,631,275        18,031,898      7,783,595     147,068,848     151,188,536      71,744,620      75,017,692     17,035,331

     445,173        55,061,085     15,291,495     281,936,075     181,354,900     123,312,761       6,844,756     62,181,867
------------      ------------   ------------  --------------  --------------  --------------  --------------   ------------

   6,904,217        73,092,983     23,075,090     429,004,923     332,543,436     279,399,911     244,913,023     82,236,239
------------      ------------   ------------  --------------  --------------  --------------  --------------   ------------

$  9,190,943      $ 70,446,187   $ 19,253,171  $  385,893,800  $  303,478,291  $  255,780,672  $  223,770,250   $ 74,188,559
============      ============   ============  ==============  ==============  ==============  ==============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A6

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                   AST            AST       AST HORIZON       AST
                                               CLS MODERATE   J.P. MORGAN    MODERATE    FI PYRAMIS(R)      AST
                                                  ASSET         GLOBAL         ASSET         ASSET     WESTERN ASSET
                                                ALLOCATION     THEMATIC     ALLOCATION    ALLOCATION     CORE PLUS
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO   BOND PORTFOLIO
                                               ------------  ------------  ------------  ------------- --------------
ASSETS
  Investment in the portfolios, at fair value. $906,641,320  $656,213,226  $863,291,810  $359,928,718   $428,317,819
                                               ------------  ------------  ------------  ------------   ------------
  Net Assets.................................. $906,641,320  $656,213,226  $863,291,810  $359,928,718   $428,317,819
                                               ============  ============  ============  ============   ============

NET ASSETS, representing:
  Accumulation units.......................... $906,641,320  $656,213,226  $863,291,810  $359,928,718   $428,317,819
                                               ------------  ------------  ------------  ------------   ------------
                                               $906,641,320  $656,213,226  $863,291,810  $359,928,718   $428,317,819
                                               ============  ============  ============  ============   ============

  Units outstanding...........................   88,988,075    60,747,828    79,468,076    34,758,580     35,787,756
                                               ============  ============  ============  ============   ============

  Portfolio shares held.......................   88,799,346    60,704,276    81,519,529    34,084,159     39,955,020
  Portfolio net asset value per share......... $      10.21  $      10.81  $      10.59  $      10.56   $      10.72
  Investment in portfolio shares, at cost..... $849,734,365  $599,150,574  $810,689,563  $331,126,009   $421,700,701

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                   AST            AST       AST HORIZON       AST
                                               CLS MODERATE   J.P. MORGAN    MODERATE    FI PYRAMIS(R)      AST
                                                  ASSET         GLOBAL         ASSET         ASSET     WESTERN ASSET
                                                ALLOCATION     THEMATIC     ALLOCATION    ALLOCATION     CORE PLUS
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO   BOND PORTFOLIO
                                               ------------  ------------  ------------  ------------- --------------
INVESTMENT INCOME
  Dividend income............................. $  4,890,828  $  3,038,798  $  5,005,131  $  1,716,738   $ 14,088,046
                                               ------------  ------------  ------------  ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................   15,165,005    11,013,792    14,481,894     5,825,670      7,329,932
                                               ------------  ------------  ------------  ------------   ------------

NET INVESTMENT INCOME (LOSS)..................  (10,274,177)   (7,974,994)   (9,476,762)   (4,108,932)     6,758,114
                                               ------------  ------------  ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........   23,034,224     4,046,195    21,683,906             0     14,416,767
  Realized gain (loss) on shares redeemed.....   20,530,041    12,687,758    13,280,181     6,168,893      6,750,157
  Net change in unrealized gain (loss) on
   investments................................   31,730,924    52,754,414    37,532,849    29,984,067     (3,889,687)
                                               ------------  ------------  ------------  ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................   75,295,189    69,488,366    72,496,936    36,152,960     17,277,237
                                               ------------  ------------  ------------  ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ 65,021,012  $ 61,513,373  $ 63,020,174  $ 32,044,028   $ 24,035,351
                                               ============  ============  ============  ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A7

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------

                  COLUMBIA                        COLUMBIA VARIABLE PRUDENTIAL SP     NVIT
                  VARIABLE      COLUMBIA VARIABLE PORTFOLIO - SMALL INTERNATIONAL  DEVELOPING    THE DOW    FIRST TRUST
DAVIS VALUE   PORTFOLIO - ASSET PORTFOLIO - MONEY  COMPANY GROWTH      GROWTH       MARKETS      DART 10    TARGET FOCUS
 PORTFOLIO     ALLOCATION FUND     MARKET FUND          FUND          PORTFOLIO       FUND      PORTFOLIO  FOUR PORTFOLIO
-----------   ----------------- ----------------- ----------------- ------------- -----------  ----------  --------------
$1,138,982       $4,822,349        $1,017,489         $381,023       $8,259,660   $78,997,094  $6,533,699    $5,805,160
----------       ----------        ----------         --------       ----------   -----------  ----------    ----------
$1,138,982       $4,822,349        $1,017,489         $381,023       $8,259,660   $78,997,094  $6,533,699    $5,805,160
==========       ==========        ==========         ========       ==========   ===========  ==========    ==========

$1,138,982       $4,822,349        $1,017,489         $381,023       $8,259,660   $78,997,094  $6,533,699    $5,805,160
----------       ----------        ----------         --------       ----------   -----------  ----------    ----------
$1,138,982       $4,822,349        $1,017,489         $381,023       $8,259,660   $78,997,094  $6,533,699    $5,805,160
==========       ==========        ==========         ========       ==========   ===========  ==========    ==========

    98,752          278,069            94,947           18,821          650,993     3,750,680     520,001       906,260
==========       ==========        ==========         ========       ==========   ===========  ==========    ==========

   104,207          369,529         1,017,489           29,377        1,558,426    12,539,221     541,766     1,156,406
$    10.93       $    13.05        $     1.00         $  12.97       $     5.30   $      6.30  $    12.06    $     5.02
$1,093,151       $4,746,235        $1,017,489         $320,901       $7,396,659   $79,087,445  $5,885,689    $5,594,858


                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------

                  COLUMBIA                        COLUMBIA VARIABLE PRUDENTIAL SP     NVIT
                  VARIABLE      COLUMBIA VARIABLE PORTFOLIO - SMALL INTERNATIONAL  DEVELOPING    THE DOW    FIRST TRUST
DAVIS VALUE   PORTFOLIO - ASSET PORTFOLIO - MONEY  COMPANY GROWTH      GROWTH       MARKETS      DART 10    TARGET FOCUS
 PORTFOLIO     ALLOCATION FUND     MARKET FUND          FUND          PORTFOLIO       FUND      PORTFOLIO  FOUR PORTFOLIO
-----------   ----------------- ----------------- ----------------- ------------- -----------  ----------  --------------

$   18,667       $  111,648        $        0         $      0       $   46,963   $    76,599  $        0    $        0
----------       ----------        ----------         --------       ----------   -----------  ----------    ----------

    16,999           51,775            11,939            3,971          121,660     1,227,926     116,305       108,806
----------       ----------        ----------         --------       ----------   -----------  ----------    ----------

     1,668           59,873           (11,939)          (3,971)         (74,697)   (1,151,328)   (116,305)     (108,806)
----------       ----------        ----------         --------       ----------   -----------  ----------    ----------

    68,443                0                 0                0                0             0           0             0
   (62,379)        (173,431)                0           11,430          751,249    (1,067,105)    701,243        33,555
   121,473          710,022                 0           33,751          819,066    12,698,073       7,065       801,754
----------       ----------        ----------         --------       ----------   -----------  ----------    ----------

   127,537          536,591                 0           45,180        1,570,315    11,630,969     708,308       835,309
----------       ----------        ----------         --------       ----------   -----------  ----------    ----------

$  129,205       $  596,464        $  (11,939)        $ 41,210       $1,495,618   $10,479,641  $  592,004    $  726,504
==========       ==========        ==========         ========       ==========   ===========  ==========    ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A8

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                           SUBACCOUNTS
                                               ------------------------------------------------------------------
                                               GLOBAL DIVIDEND   NASDAQ                     TARGET     VALUE LINE
                                                  TARGET 15     TARGET 15  S&P TARGET 24    MANAGED    TARGET 25
                                                  PORTFOLIO     PORTFOLIO    PORTFOLIO   VIP PORTFOLIO PORTFOLIO
                                               --------------- ----------  ------------- ------------- ----------
ASSETS
  Investment in the portfolios, at fair value.   $31,651,150   $3,163,662   $7,159,113    $18,388,104  $6,275,731
                                                 -----------   ----------   ----------    -----------  ----------
  Net Assets..................................   $31,651,150   $3,163,662   $7,159,113    $18,388,104  $6,275,731
                                                 ===========   ==========   ==========    ===========  ==========

NET ASSETS, representing:
  Accumulation units..........................   $31,651,150   $3,163,662   $7,159,113    $18,388,104  $6,275,731
                                                 -----------   ----------   ----------    -----------  ----------
                                                 $31,651,150   $3,163,662   $7,159,113    $18,388,104  $6,275,731
                                                 ===========   ==========   ==========    ===========  ==========

  Units outstanding...........................     1,676,458      295,457      596,959      1,716,295     797,944
                                                 ===========   ==========   ==========    ===========  ==========

  Portfolio shares held.......................     1,286,109      298,177      636,932      1,736,365   1,840,390
  Portfolio net asset value per share.........   $     24.61   $    10.61   $    11.24    $     10.59  $     3.41
  Investment in portfolio shares, at cost.....   $26,521,045   $3,255,537   $6,721,672    $15,136,372  $5,651,907

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                           SUBACCOUNTS
                                               ------------------------------------------------------------------
                                               GLOBAL DIVIDEND   NASDAQ                     TARGET     VALUE LINE
                                                  TARGET 15     TARGET 15  S&P TARGET 24    MANAGED    TARGET 25
                                                  PORTFOLIO     PORTFOLIO    PORTFOLIO   VIP PORTFOLIO PORTFOLIO
                                               --------------- ----------  ------------- ------------- ----------
INVESTMENT INCOME
  Dividend income.............................   $         0   $        0   $        0    $         0  $        0
                                                 -----------   ----------   ----------    -----------  ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       466,040       63,373      134,313        334,110     101,211
                                                 -----------   ----------   ----------    -----------  ----------

NET INVESTMENT INCOME (LOSS)..................      (466,040)     (63,373)    (134,313)      (334,110)   (101,211)
                                                 -----------   ----------   ----------    -----------  ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0            0            0              0           0
  Realized gain (loss) on shares redeemed.....     1,845,207      415,176      348,835      2,022,447     480,671
  Net change in unrealized gain (loss) on
   investments................................     4,205,062      169,420      375,322        446,326     899,557
                                                 -----------   ----------   ----------    -----------  ----------

NET GAIN (LOSS) ON INVESTMENTS................     6,050,269      584,597      724,157      2,468,774   1,380,228
                                                 -----------   ----------   ----------    -----------  ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 5,584,229   $  521,224   $  589,844    $ 2,134,664  $1,279,017
                                                 ===========   ==========   ==========    ===========  ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A9

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                                                        PROFUND VP
  THE DOW TARGET    PROFUND VP  PROFUND VP   PROFUND VP   PROFUND VP      BASIC     PROFUND VP   PROFUND VP
DIVIDEND PORTFOLIO   ASIA 30      BANKS         BEAR     BIOTECHNOLOGY  MATERIALS   ULTRABULL       BULL
------------------ -----------  ----------  -----------  ------------- -----------  ----------  -----------
   $15,645,504     $22,804,193  $6,430,427  $ 9,946,938   $10,864,210  $13,665,207  $8,024,345  $39,464,771
   -----------     -----------  ----------  -----------   -----------  -----------  ----------  -----------
   $15,645,504     $22,804,193  $6,430,427  $ 9,946,938   $10,864,210  $13,665,207  $8,024,345  $39,464,771
   ===========     ===========  ==========  ===========   ===========  ===========  ==========  ===========

   $15,645,504     $22,804,193  $6,430,427  $ 9,946,938   $10,864,210  $13,665,207  $8,024,345  $39,464,771
   -----------     -----------  ----------  -----------   -----------  -----------  ----------  -----------
   $15,645,504     $22,804,193  $6,430,427  $ 9,946,938   $10,864,210  $13,665,207  $8,024,345  $39,464,771
   ===========     ===========  ==========  ===========   ===========  ===========  ==========  ===========

     1,694,934       1,128,784   1,296,114    2,506,160       717,074      863,209   1,021,343    3,403,519
   ===========     ===========  ==========  ===========   ===========  ===========  ==========  ===========

     1,500,048         468,066     517,748      642,567       316,833      289,027     597,939    1,336,883
   $     10.43     $     48.72  $    12.42  $     15.48   $     34.29  $     47.28  $    13.42  $     29.52
   $15,130,241     $21,485,795  $6,127,243  $10,023,903   $10,279,418  $13,336,851  $7,913,767  $39,514,148


                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                                                        PROFUND VP
  THE DOW TARGET    PROFUND VP  PROFUND VP   PROFUND VP   PROFUND VP      BASIC     PROFUND VP   PROFUND VP
DIVIDEND PORTFOLIO   ASIA 30      BANKS         BEAR     BIOTECHNOLOGY  MATERIALS   ULTRABULL       BULL
------------------ -----------  ----------  -----------  ------------- -----------  ----------  -----------

   $         0     $         0  $        0  $         0   $         0  $    44,462  $        0  $         0
   -----------     -----------  ----------  -----------   -----------  -----------  ----------  -----------



       311,996         333,070      75,725      259,460       152,248      257,375     136,956      703,489
   -----------     -----------  ----------  -----------   -----------  -----------  ----------  -----------

      (311,996)       (333,070)    (75,725)    (259,460)     (152,248)    (212,914)   (136,956)    (703,489)
   -----------     -----------  ----------  -----------   -----------  -----------  ----------  -----------

             0               0           0            0             0            0           0            0
     2,333,448      (3,987,853)    242,722   (4,462,848)    2,434,803   (2,223,555)  2,714,266    6,482,372

    (1,426,830)      7,008,916     279,738      927,305       391,891    3,374,195    (252,798)    (312,047)
   -----------     -----------  ----------  -----------   -----------  -----------  ----------  -----------

       906,619       3,021,063     522,461   (3,535,543)    2,826,695    1,150,640   2,461,468    6,170,325
   -----------     -----------  ----------  -----------   -----------  -----------  ----------  -----------

   $   594,623     $ 2,687,993  $  446,735  $(3,795,004)  $ 2,674,447  $   937,727  $2,324,512  $ 5,466,836
   ===========     ===========  ==========  ===========   ===========  ===========  ==========  ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A10

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                          SUBACCOUNTS
                                               -----------------------------------------------------------------
                                                PROFUND VP    PROFUND VP
                                                 CONSUMER   CONSUMER GOODS  PROFUND VP   PROFUND VP   PROFUND VP
                                                 SERVICES     PORTFOLIO     OIL & GAS    EUROPE 30    FINANCIALS
                                               -----------  -------------- -----------  -----------  -----------
ASSETS
  Investment in the portfolios, at fair value. $10,839,632   $11,414,372   $35,104,740  $18,716,712  $16,277,079
                                               -----------   -----------   -----------  -----------  -----------
  Net Assets.................................. $10,839,632   $11,414,372   $35,104,740  $18,716,712  $16,277,079
                                               ===========   ===========   ===========  ===========  ===========

NET ASSETS, representing:
  Accumulation units.......................... $10,839,632   $11,414,372   $35,104,740  $18,716,712  $16,277,079
                                               -----------   -----------   -----------  -----------  -----------
                                               $10,839,632   $11,414,372   $35,104,740  $18,716,712  $16,277,079
                                               ===========   ===========   ===========  ===========  ===========

  Units outstanding...........................     888,964       802,776     1,630,877    1,695,715    2,235,224
                                               ===========   ===========   ===========  ===========  ===========

  Portfolio shares held.......................     264,059       284,364       779,759      866,916      765,260
  Portfolio net asset value per share......... $     41.05   $     40.14   $     45.02  $     21.59  $     21.27
  Investment in portfolio shares, at cost..... $10,273,617   $11,160,142   $36,897,434  $16,875,318  $15,364,059

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                          SUBACCOUNTS
                                               -----------------------------------------------------------------
                                                PROFUND VP    PROFUND VP
                                                 CONSUMER   CONSUMER GOODS  PROFUND VP   PROFUND VP   PROFUND VP
                                                 SERVICES     PORTFOLIO     OIL & GAS    EUROPE 30    FINANCIALS
                                               -----------  -------------- -----------  -----------  -----------
INVESTMENT INCOME
  Dividend income............................. $         0   $   127,267   $    46,736  $   410,163  $    19,060
                                               -----------   -----------   -----------  -----------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     196,245       223,118       660,934      216,414      248,344
                                               -----------   -----------   -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)..................    (196,245)      (95,851)     (614,198)     193,748     (229,284)
                                               -----------   -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........      61,850             0     3,397,242            0            0
  Realized gain (loss) on shares redeemed.....   1,564,438     1,224,958    (4,302,406)    (470,449)     675,765
  Net change in unrealized gain (loss) on
   investments................................     414,944       (14,831)    1,561,339    2,387,840    1,905,146
                                               -----------   -----------   -----------  -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS................   2,041,232     1,210,127       656,175    1,917,390    2,580,911
                                               -----------   -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ 1,844,987   $ 1,114,276   $    41,977  $ 2,111,139  $ 2,351,627
                                               ===========   ===========   ===========  ===========  ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A11

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                                                                                 PROFUND VP
PROFUND VP U.S. PROFUND VP   ACCESS VP HIGH PROFUND VP  PROFUND VP  PROFUND VP    PROFUND VP      MID-CAP
GOVERNMENT PLUS HEALTH CARE    YIELD FUND   INDUSTRIALS  INTERNET     JAPAN     PRECIOUS METALS    GROWTH
--------------- -----------  -------------- ----------- ----------  ----------  --------------- -----------
  $26,886,002   $24,162,673   $26,571,348   $9,293,000  $5,732,829  $7,983,185   $ 53,300,876   $28,057,229
  -----------   -----------   -----------   ----------  ----------  ----------   ------------   -----------
  $26,886,002   $24,162,673   $26,571,348   $9,293,000  $5,732,829  $7,983,185   $ 53,300,876   $28,057,229
  ===========   ===========   ===========   ==========  ==========  ==========   ============   ===========

  $26,886,002   $24,162,673   $26,571,348   $9,293,000  $5,732,829  $7,983,185   $ 53,300,876   $28,057,229
  -----------   -----------   -----------   ----------  ----------  ----------   ------------   -----------
  $26,886,002   $24,162,673   $26,571,348   $9,293,000  $5,732,829  $7,983,185   $ 53,300,876   $28,057,229
  ===========   ===========   ===========   ==========  ==========  ==========   ============   ===========

    1,422,536     2,026,783     1,583,679      680,819     202,519   1,032,312      3,517,231     1,814,703
  ===========   ===========   ===========   ==========  ==========  ==========   ============   ===========

    1,169,465       650,934       924,221      223,068      96,027     626,132      1,404,503       731,991
  $     22.99   $     37.12   $     28.75   $    41.66  $    59.70  $    12.75   $      37.95   $     38.33
  $27,316,953   $22,901,803   $26,455,751   $8,941,340  $5,572,073  $7,196,796   $ 57,872,755   $27,336,855


                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                                                                                 PROFUND VP
PROFUND VP U.S. PROFUND VP   ACCESS VP HIGH PROFUND VP  PROFUND VP  PROFUND VP    PROFUND VP      MID-CAP
GOVERNMENT PLUS HEALTH CARE    YIELD FUND   INDUSTRIALS  INTERNET     JAPAN     PRECIOUS METALS    GROWTH
--------------- -----------  -------------- ----------- ----------  ----------  --------------- -----------

  $         0   $    87,732   $ 1,346,121   $   33,571  $        0  $        0   $          0   $         0
  -----------   -----------   -----------   ----------  ----------  ----------   ------------   -----------

      621,389       382,911       473,809      173,311      70,570      85,375        966,822       485,457
  -----------   -----------   -----------   ----------  ----------  ----------   ------------   -----------

     (621,389)     (295,178)      872,312     (139,739)    (70,570)    (85,375)      (966,822)     (485,457)
  -----------   -----------   -----------   ----------  ----------  ----------   ------------   -----------

    6,286,695             0             0            0     700,011           0              0             0
   (4,529,257)    1,959,839     2,615,066    1,027,595    (498,397)    101,331    (14,409,188)    3,107,677
   (2,245,022)    1,190,110      (234,815)     202,713     533,872   1,020,266      3,627,006       848,404
  -----------   -----------   -----------   ----------  ----------  ----------   ------------   -----------

     (487,584)    3,149,949     2,380,251    1,230,308     735,486   1,121,597    (10,782,182)    3,956,081
  -----------   -----------   -----------   ----------  ----------  ----------   ------------   -----------

  $(1,108,973)  $ 2,854,771   $ 3,252,563   $1,090,568  $  664,915  $1,036,222   $(11,749,003)  $ 3,470,624
  ===========   ===========   ===========   ==========  ==========  ==========   ============   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A12

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                          SUBACCOUNTS
                                               -----------------------------------------------------------------
                                                PROFUND VP                               PROFUND VP
                                                 MID-CAP      PROFUND VP    PROFUND VP  RISING RATES  PROFUND VP
                                                  VALUE     PHARMACEUTICALS REAL ESTATE OPPORTUNITY   NASDAQ-100
                                               -----------  --------------- ----------- ------------ -----------
ASSETS
  Investment in the portfolios, at fair value. $22,991,866    $7,029,288    $16,659,586 $ 9,051,615  $22,815,014
                                               -----------    ----------    ----------- -----------  -----------
  Net Assets.................................. $22,991,866    $7,029,288    $16,659,586 $ 9,051,615  $22,815,014
                                               ===========    ==========    =========== ===========  ===========

NET ASSETS, representing:
  Accumulation units.......................... $22,991,866    $7,029,288    $16,659,586 $ 9,051,615  $22,815,014
                                               -----------    ----------    ----------- -----------  -----------
                                               $22,991,866    $7,029,288    $16,659,586 $ 9,051,615  $22,815,014
                                               ===========    ==========    =========== ===========  ===========

  Units outstanding...........................   1,520,000       712,904        868,827   3,764,158    2,193,426
                                               ===========    ==========    =========== ===========  ===========

  Portfolio shares held.......................     791,731       254,500        322,298   1,296,793    1,005,067
  Portfolio net asset value per share......... $     29.04    $    27.62    $     51.69 $      6.98  $     22.70
  Investment in portfolio shares, at cost..... $22,033,642    $6,779,547    $16,275,101 $ 9,002,897  $22,629,335

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                          SUBACCOUNTS
                                               -----------------------------------------------------------------
                                                PROFUND VP                               PROFUND VP
                                                 MID-CAP      PROFUND VP    PROFUND VP  RISING RATES  PROFUND VP
                                                  VALUE     PHARMACEUTICALS REAL ESTATE OPPORTUNITY   NASDAQ-100
                                               -----------  --------------- ----------- ------------ -----------
INVESTMENT INCOME
  Dividend income............................. $    33,903    $  129,458    $   444,748 $         0  $         0
                                               -----------    ----------    ----------- -----------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     359,645       158,043        307,334     188,226      466,106
                                               -----------    ----------    ----------- -----------  -----------

NET INVESTMENT INCOME (LOSS)..................    (325,741)      (28,585)       137,414    (188,226)    (466,106)
                                               -----------    ----------    ----------- -----------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........           0             0              0           0            0
  Realized gain (loss) on shares redeemed.....   2,670,359     1,294,250      1,674,258  (1,537,933)   1,999,109
  Net change in unrealized gain (loss) on
   investments................................     640,523      (485,381)       492,320     816,212    1,118,225
                                               -----------    ----------    ----------- -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS................   3,310,882       808,868      2,166,577    (721,721)   3,117,333
                                               -----------    ----------    ----------- -----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ 2,985,141    $  780,284    $ 2,303,991 $  (909,947) $ 2,651,227
                                               ===========    ==========    =========== ===========  ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A13

                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
               PROFUND VP  PROFUND VP   PROFUND VP  PROFUND VP   PROFUND VP
 PROFUND VP    SMALL-CAP     SHORT        SHORT       SHORT      SMALL-CAP   PROFUND VP      PROFUND VP
SEMICONDUCTOR    GROWTH     MID-CAP     NASDAQ-100  SMALL-CAP      VALUE     TECHNOLOGY  TELECOMMUNICATIONS
------------- -----------  ----------  -----------  ----------  -----------  ----------  ------------------
 $1,044,568   $20,943,937  $1,043,314  $ 3,830,882  $2,657,305  $17,613,371  $6,098,885      $9,764,997
 ----------   -----------  ----------  -----------  ----------  -----------  ----------      ----------
 $1,044,568   $20,943,937  $1,043,314  $ 3,830,882  $2,657,305  $17,613,371  $6,098,885      $9,764,997
 ==========   ===========  ==========  ===========  ==========  ===========  ==========      ==========

 $1,044,568   $20,943,937  $1,043,314  $ 3,830,882  $2,657,305  $17,613,371  $6,098,885      $9,764,997
 ----------   -----------  ----------  -----------  ----------  -----------  ----------      ----------
 $1,044,568   $20,943,937  $1,043,314  $ 3,830,882  $2,657,305  $17,613,371  $6,098,885      $9,764,997
 ==========   ===========  ==========  ===========  ==========  ===========  ==========      ==========

    175,507     1,305,984     298,453    1,643,888     779,088    1,278,516     815,896       1,023,649
 ==========   ===========  ==========  ===========  ==========  ===========  ==========      ==========

     56,987       642,058      93,823      557,625     425,850      579,197     333,272       1,169,461
 $    18.33   $     32.62  $    11.12  $      6.87  $     6.24  $     30.41  $    18.30      $     8.35
 $1,056,224   $20,373,842  $1,095,422  $ 3,901,609  $2,765,117  $16,686,871  $6,541,788      $9,987,910


                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
               PROFUND VP  PROFUND VP   PROFUND VP  PROFUND VP   PROFUND VP
 PROFUND VP    SMALL-CAP     SHORT        SHORT       SHORT      SMALL-CAP   PROFUND VP      PROFUND VP
SEMICONDUCTOR    GROWTH     MID-CAP     NASDAQ-100  SMALL-CAP      VALUE     TECHNOLOGY  TELECOMMUNICATIONS
------------- -----------  ----------  -----------  ----------  -----------  ----------  ------------------

 $    5,064   $         0  $        0  $         0  $        0  $         0  $        0      $  280,784
 ----------   -----------  ----------  -----------  ----------  -----------  ----------      ----------

     22,557       441,601      25,442       68,419      58,636      268,723     124,033         177,882
 ----------   -----------  ----------  -----------  ----------  -----------  ----------      ----------

    (17,493)     (441,601)    (25,442)     (68,419)    (58,636)    (268,723)   (124,033)        102,901
 ----------   -----------  ----------  -----------  ----------  -----------  ----------      ----------

          0             0           0            0           0            0           0               0
    (83,915)    3,592,996    (577,301)  (1,132,755)   (797,320)   1,635,046     802,367       1,371,229
     42,817      (329,206)     65,153     (109,320)    (60,588)     431,387    (204,485)       (330,607)
 ----------   -----------  ----------  -----------  ----------  -----------  ----------      ----------

    (41,099)    3,263,790    (512,148)  (1,242,075)   (857,909)   2,066,433     597,882       1,040,622
 ----------   -----------  ----------  -----------  ----------  -----------  ----------      ----------

 $  (58,591)  $ 2,822,189  $ (537,590) $(1,310,495) $ (916,545) $ 1,797,710  $  473,849      $1,143,523
 ==========   ===========  ==========  ===========  ==========  ===========  ==========      ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A14

  PRELIMINARY UNAUDITED FINANCIAL DATA OF PRUDENTIAL ANNUITIES LIFE ASSURANCE
             CORPORATION VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                            SUBACCOUNTS
                                               --------------------------------------------------------------------
                                                                                                         PROFUND VP
                                                PROFUND VP    PROFUND VP      PROFUND VP    PROFUND VP   LARGE-CAP
                                               ULTRAMID-CAP ULTRANASDAQ-100 ULTRASMALL-CAP  UTILITIES      GROWTH
                                               ------------ --------------- -------------- -----------  -----------
ASSETS
  Investment in the portfolios, at fair value. $17,481,400    $20,011,887     $8,671,318   $23,443,421  $22,219,788
                                               -----------    -----------     ----------   -----------  -----------
  Net Assets.................................. $17,481,400    $20,011,887     $8,671,318   $23,443,421  $22,219,788
                                               ===========    ===========     ==========   ===========  ===========

NET ASSETS, representing:
  Accumulation units.......................... $17,481,400    $20,011,887     $8,671,318   $23,443,421  $22,219,788
                                               -----------    -----------     ----------   -----------  -----------
                                               $17,481,400    $20,011,887     $8,671,318   $23,443,421  $22,219,788
                                               ===========    ===========     ==========   ===========  ===========

  Units outstanding...........................   1,147,006      9,648,194        882,109     1,647,365    1,860,619
                                               ===========    ===========     ==========   ===========  ===========

  Portfolio shares held.......................     556,024        695,582        650,024       740,007      570,030
  Portfolio net asset value per share......... $     31.44    $     28.77     $    13.34   $     31.68  $     38.98
  Investment in portfolio shares, at cost..... $16,473,679    $20,318,122     $8,064,363   $23,515,076  $21,956,415

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                            SUBACCOUNTS
                                               --------------------------------------------------------------------
                                                                                                         PROFUND VP
                                                PROFUND VP    PROFUND VP      PROFUND VP    PROFUND VP   LARGE-CAP
                                               ULTRAMID-CAP ULTRANASDAQ-100 ULTRASMALL-CAP  UTILITIES      GROWTH
                                               ------------ --------------- -------------- -----------  -----------
INVESTMENT INCOME
  Dividend income............................. $         0    $         0     $        0   $   717,828  $    21,760
                                               -----------    -----------     ----------   -----------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     263,241        358,682        132,680       475,441      398,518
                                               -----------    -----------     ----------   -----------  -----------

NET INVESTMENT INCOME (LOSS)..................    (263,241)      (358,682)      (132,680)      242,387     (376,757)
                                               -----------    -----------     ----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........           0              0              0             0            0
  Realized gain (loss) on shares redeemed.....   3,610,507      9,102,756      1,881,144     1,878,961    3,558,058
  Net change in unrealized gain (loss) on
   investments................................     765,804       (673,845)       396,316    (2,798,674)    (403,019)
                                               -----------    -----------     ----------   -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS................   4,376,312      8,428,911      2,277,460      (919,712)   3,155,039
                                               -----------    -----------     ----------   -----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ 4,113,071    $ 8,070,229     $2,144,780   $  (677,325) $ 2,778,282
                                               ===========    ===========     ==========   ===========  ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A15

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                                                                       WELLS FARGO
                                                                                       WELLS FARGO      ADVANTAGE
 PROFUND VP                               RYDEX VT     INVESCO V.I.                   ADVANTAGE VT   VT INTERNATIONAL
 LARGE-CAP      RYDEX VT    RYDEX VT   INVERSE S&P 500 GLOBAL HEALTH  INVESCO V.I.     INDEX ASSET   EQUITY PORTFOLIO
   VALUE          NOVA     NASDAQ-100     STRATEGY       CARE FUND   TECHNOLOGY FUND ALLOCATION FUND  SHARE CLASS 2
-----------    ----------  ----------  --------------- ------------- --------------- --------------- ----------------
$18,800,478    $1,425,328  $8,571,966     $100,329      $32,462,822    $20,462,783     $25,939,171       $633,289
-----------    ----------  ----------     --------      -----------    -----------     -----------       --------
$18,800,478    $1,425,328  $8,571,966     $100,329      $32,462,822    $20,462,783     $25,939,171       $633,289
===========    ==========  ==========     ========      ===========    ===========     ===========       ========

$18,800,478    $1,425,328  $8,571,966     $100,329      $32,462,822    $20,462,783     $25,939,171       $633,289
-----------    ----------  ----------     --------      -----------    -----------     -----------       --------
$18,800,478    $1,425,328  $8,571,966     $100,329      $32,462,822    $20,462,783     $25,939,171       $633,289
===========    ==========  ==========     ========      ===========    ===========     ===========       ========

  1,829,294       223,877     983,132       19,904        1,977,201      3,100,073         910,155         83,293
===========    ==========  ==========     ========      ===========    ===========     ===========       ========

    689,167        16,120     379,963        3,779        1,545,849      1,212,969       1,925,699        127,679
$     27.28    $    88.42  $    22.56     $  26.55      $     21.00    $     16.87     $     13.47       $   4.96
$18,394,709    $1,115,426  $7,944,452     $161,093      $26,168,663    $16,673,720     $24,291,397       $692,886


                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                                                                       WELLS FARGO
                                                                                       WELLS FARGO      ADVANTAGE
 PROFUND VP                               RYDEX VT     INVESCO V.I.                   ADVANTAGE VT   VT INTERNATIONAL
 LARGE-CAP      RYDEX VT    RYDEX VT   INVERSE S&P 500 GLOBAL HEALTH  INVESCO V.I.     INDEX ASSET   EQUITY PORTFOLIO
   VALUE          NOVA     NASDAQ-100     STRATEGY       CARE FUND   TECHNOLOGY FUND ALLOCATION FUND  SHARE CLASS 2
-----------    ----------  ----------  --------------- ------------- --------------- --------------- ----------------

$   171,850    $        0  $        0     $      0      $         0    $         0     $   387,240       $  8,873
-----------    ----------  ----------     --------      -----------    -----------     -----------       --------

    345,693        19,506     129,838        1,473          477,638        329,667         379,770          9,363
-----------    ----------  ----------     --------      -----------    -----------     -----------       --------

   (173,843)      (19,506)   (129,838)      (1,473)        (477,638)      (329,667)          7,469           (489)
-----------    ----------  ----------     --------      -----------    -----------     -----------       --------

          0             0           0            0                0              0               0         44,249
  3,101,495        87,758     (39,793)      (6,241)       2,217,171      2,510,974         316,081        (85,997)
   (623,181)      202,321   1,503,021      (13,989)       3,587,097        (56,780)      2,596,721        116,232
-----------    ----------  ----------     --------      -----------    -----------     -----------       --------

  2,478,314       290,079   1,463,227      (20,230)       5,804,268      2,454,194       2,912,802         74,484
-----------    ----------  ----------     --------      -----------    -----------     -----------       --------

$ 2,304,470    $  270,573  $1,333,389     $(21,702)     $ 5,326,630    $ 2,124,527     $ 2,920,271       $ 73,995
===========    ==========  ==========     ========      ===========    ===========     ===========       ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A16

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                 WELLS FARGO
                                                  ADVANTAGE     WELLS FARGO                 AST FIRST TRUST
                                                 VT SMALL CAP    ADVANTAGE  AST FIRST TRUST     CAPITAL       AST ADVANCED
                                               GROWTH PORTFOLIO  VT TOTAL   BALANCED TARGET   APPRECIATION     STRATEGIES
                                                SHARE CLASS 2   RETURN BOND    PORTFOLIO    TARGET PORTFOLIO   PORTFOLIO
                                               ---------------- ----------- --------------- ---------------- --------------
ASSETS
  Investment in the portfolios, at fair value.    $1,544,395    $4,987,963  $1,453,040,326   $2,010,956,808  $1,842,574,957
                                                  ----------    ----------  --------------   --------------  --------------
  Net Assets..................................    $1,544,395    $4,987,963  $1,453,040,326   $2,010,956,808  $1,842,574,957
                                                  ==========    ==========  ==============   ==============  ==============

NET ASSETS, representing:
  Accumulation units..........................    $1,544,395    $4,987,963  $1,453,040,326   $2,010,956,808  $1,842,574,957
                                                  ----------    ----------  --------------   --------------  --------------
                                                  $1,544,395    $4,987,963  $1,453,040,326   $2,010,956,808  $1,842,574,957
                                                  ==========    ==========  ==============   ==============  ==============

  Units outstanding...........................       110,175       264,126     138,334,141      201,471,852     153,034,377
                                                  ==========    ==========  ==============   ==============  ==============

  Portfolio shares held.......................       195,989       460,995     142,037,178      196,766,811     152,531,039
  Portfolio net asset value per share.........    $     7.88    $    10.82  $        10.23   $        10.22  $        12.08
  Investment in portfolio shares, at cost.....    $1,185,805    $4,627,485  $1,322,936,505   $1,885,878,117  $1,616,808,312

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                 WELLS FARGO
                                                  ADVANTAGE     WELLS FARGO                 AST FIRST TRUST
                                                 VT SMALL CAP    ADVANTAGE  AST FIRST TRUST     CAPITAL       AST ADVANCED
                                               GROWTH PORTFOLIO  VT TOTAL   BALANCED TARGET   APPRECIATION     STRATEGIES
                                                SHARE CLASS 2   RETURN BOND    PORTFOLIO    TARGET PORTFOLIO   PORTFOLIO
                                               ---------------- ----------- --------------- ---------------- --------------
INVESTMENT INCOME
  Dividend income.............................    $        0    $   74,533  $   28,261,210   $   26,780,489  $   24,008,038
                                                  ----------    ----------  --------------   --------------  --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................        24,220        72,611      26,546,086       36,278,646      32,794,566
                                                  ----------    ----------  --------------   --------------  --------------

NET INVESTMENT INCOME (LOSS)..................       (24,220)        1,921       1,715,124       (9,498,157)     (8,786,527)
                                                  ----------    ----------  --------------   --------------  --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........        80,230        92,506               0                0       6,352,214
  Realized gain (loss) on shares redeemed.....       (73,851)       57,978      35,005,299       63,097,779      63,605,450
  Net change in unrealized gain (loss) on
   investments................................       124,658        78,913      68,738,262      114,899,466     115,799,784
                                                  ----------    ----------  --------------   --------------  --------------

NET GAIN (LOSS) ON INVESTMENTS................       131,037       229,398     103,743,562      177,997,245     185,757,448
                                                  ----------    ----------  --------------   --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................    $  106,817    $  231,319  $  105,458,686   $  168,499,088  $  176,970,920
                                                  ==========    ==========  ==============   ==============  ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A17

                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

    COLUMBIA          AST                                                                      AST PARAMETRIC    FRANKLIN
    VARIABLE       INVESTMENT                                                                     EMERGING     TEMPLETON VIP
PORTFOLIO - HIGH   GRADE BOND       AST BOND       AST BOND       AST BOND    AST GLOBAL REAL  MARKETS EQUITY FOUNDING FUNDS
  INCOME FUND      PORTFOLIO     PORTFOLIO 2015 PORTFOLIO 2018 PORTFOLIO 2019 ESTATE PORTFOLIO   PORTFOLIO    ALLOCATION FUND
---------------- --------------  -------------- -------------- -------------- ---------------- -------------- ---------------
    $227,543     $2,141,323,321   $ 83,657,947   $324,340,694   $166,499,513    $43,048,512     $137,727,773   $         (0)
    --------     --------------   ------------   ------------   ------------    -----------     ------------   ------------
    $227,543     $2,141,323,321   $ 83,657,947   $324,340,694   $166,499,513    $43,048,512     $137,727,773   $         (0)
    ========     ==============   ============   ============   ============    ===========     ============   ============

    $227,543     $2,141,323,321   $ 83,657,947   $324,340,694   $166,499,513    $43,048,512     $137,727,773   $          0
    --------     --------------   ------------   ------------   ------------    -----------     ------------   ------------
    $227,543     $2,141,323,321   $ 83,657,947   $324,340,694   $166,499,513    $43,048,512     $137,727,773   $          0
    ========     ==============   ============   ============   ============    ===========     ============   ============

      14,873        141,377,029      6,730,666     23,638,719     11,939,765      3,714,851       13,403,373              0
    ========     ==============   ============   ============   ============    ===========     ============   ============

      21,306        324,442,927      9,213,430     26,135,431     16,086,909      4,565,060       15,388,578              0
    $  10.68     $         6.60   $       9.08   $      12.41   $      10.35    $      9.43     $       8.95   $          0
    $205,209     $2,122,107,040   $ 88,060,836   $307,792,382   $170,904,939    $38,003,769     $128,381,991   $          3


                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

    COLUMBIA          AST                                                                      AST PARAMETRIC    FRANKLIN
    VARIABLE       INVESTMENT                                                                     EMERGING     TEMPLETON VIP
PORTFOLIO - HIGH   GRADE BOND       AST BOND       AST BOND       AST BOND    AST GLOBAL REAL  MARKETS EQUITY FOUNDING FUNDS
  INCOME FUND      PORTFOLIO     PORTFOLIO 2015 PORTFOLIO 2018 PORTFOLIO 2019 ESTATE PORTFOLIO   PORTFOLIO    ALLOCATION FUND
---------------- --------------  -------------- -------------- -------------- ---------------- -------------- ---------------

    $ 13,867     $   33,098,456   $  2,333,886   $  1,866,362   $    873,200    $   469,720     $  1,449,115   $ 31,474,281
    --------     --------------   ------------   ------------   ------------    -----------     ------------   ------------



       2,098         44,130,066      1,985,552      8,210,758      1,996,682        543,934        2,162,293     13,152,651
    --------     --------------   ------------   ------------   ------------    -----------     ------------   ------------

      11,769        (11,031,611)       348,335     (6,344,396)    (1,123,483)       (74,213)        (713,178)    18,321,629
    --------     --------------   ------------   ------------   ------------    -----------     ------------   ------------

           0         37,671,779      6,852,187      2,050,947     10,987,687              0        1,991,884              0
        (471)       265,506,749    (11,709,223)    20,048,987     (2,527,418)       388,286       (8,285,545)   110,977,096

      15,667        (73,279,870)     5,608,102     (1,499,369)    (4,376,002)     6,167,021       23,498,319    (19,094,723)
    --------     --------------   ------------   ------------   ------------    -----------     ------------   ------------

      15,197        229,898,659        751,065     20,600,565      4,084,267      6,555,307       17,204,659     91,882,373
    --------     --------------   ------------   ------------   ------------    -----------     ------------   ------------

    $ 26,966     $  218,867,048   $  1,099,400   $ 14,256,169   $  2,960,784    $ 6,481,094     $ 16,491,481   $110,204,002
    ========     ==============   ============   ============   ============    ===========     ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A18

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------


                                                                              AST JENNISON     AST JENNISON
                                                  AST BOND       AST BOND    LARGE-CAP VALUE LARGE-CAP GROWTH    AST BOND
                                               PORTFOLIO 2016 PORTFOLIO 2020    PORTFOLIO       PORTFOLIO     PORTFOLIO 2017
                                               -------------- -------------- --------------- ---------------- --------------
ASSETS
  Investment in the portfolios, at fair value.  $49,327,668    $ 2,911,618     $17,594,696     $24,865,022     $173,060,941
                                                -----------    -----------     -----------     -----------     ------------
  Net Assets..................................  $49,327,668    $ 2,911,618     $17,594,696     $24,865,022     $173,060,941
                                                ===========    ===========     ===========     ===========     ============

NET ASSETS, representing:
  Accumulation units..........................  $49,327,668    $ 2,911,618     $17,594,696     $24,865,022     $173,060,941
                                                -----------    -----------     -----------     -----------     ------------
                                                $49,327,668    $ 2,911,618     $17,594,696     $24,865,022     $173,060,941
                                                ===========    ===========     ===========     ===========     ============

  Units outstanding...........................    4,458,084        250,390       1,482,623       1,967,919       14,408,244
                                                ===========    ===========     ===========     ===========     ============

  Portfolio shares held.......................    5,656,843        441,154       1,396,404       1,772,275       14,243,699
  Portfolio net asset value per share.........  $      8.72    $      6.60     $     12.60     $     14.03     $      12.15
  Investment in portfolio shares, at cost.....  $48,365,979    $ 3,334,756     $18,772,842     $22,295,738     $165,653,952

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------


                                                                              AST JENNISON     AST JENNISON
                                                  AST BOND       AST BOND    LARGE-CAP VALUE LARGE-CAP GROWTH    AST BOND
                                               PORTFOLIO 2016 PORTFOLIO 2020    PORTFOLIO       PORTFOLIO     PORTFOLIO 2017
                                               -------------- -------------- --------------- ---------------- --------------
INVESTMENT INCOME
  Dividend income.............................  $   252,124    $   125,805     $    85,216     $         0     $  1,155,498
                                                -----------    -----------     -----------     -----------     ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    1,582,102        154,771         307,236         414,841        4,989,916
                                                -----------    -----------     -----------     -----------     ------------

NET INVESTMENT INCOME (LOSS)..................   (1,329,978)       (28,965)       (222,020)       (414,841)      (3,834,417)
                                                -----------    -----------     -----------     -----------     ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........      859,423      1,416,622               0               0                0
  Realized gain (loss) on shares redeemed.....    2,508,852        758,279       1,518,468        (219,063)      10,573,344
  Net change in unrealized gain (loss) on
   investments................................     (409,472)    (1,818,518)         40,184       2,282,980          516,035
                                                -----------    -----------     -----------     -----------     ------------

NET GAIN (LOSS) ON INVESTMENTS................    2,958,803        356,382       1,558,653       2,063,917       11,089,379
                                                -----------    -----------     -----------     -----------     ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 1,628,825    $   327,417     $ 1,336,632     $ 1,649,076     $  7,254,961
                                                ===========    ===========     ===========     ===========     ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A19

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                  WELLS FARGO     WELLS FARGO     WELLS FARGO     WELLS FARGO     WELLS FARGO      WELLS FARGO
                 ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT     ADVANTAGE VT     ADVANTAGE VT
                INTRINSIC VALUE  OMEGA GROWTH      SMALL CAP     OMEGA GROWTH   SMALL CAP GROWTH  INTERNATIONAL
   AST BOND     PORTFOLIO SHARE PORTFOLIO SHARE VALUE PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE  EQUITY PORTFOLIO    AST BOND
PORTFOLIO 2021      CLASS 2         CLASS 2      SHARE CLASS 1      CLASS 1         CLASS 1       SHARE CLASS 1   PORTFOLIO 2022
--------------  --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
 $161,533,473     $15,108,656     $2,924,570      $1,189,562      $24,608,135     $13,139,146      $20,975,665     $298,808,222
 ------------     -----------     ----------      ----------      -----------     -----------      -----------     ------------
 $161,533,473     $15,108,656     $2,924,570      $1,189,562      $24,608,135     $13,139,146      $20,975,665     $298,808,222
 ============     ===========     ==========      ==========      ===========     ===========      ===========     ============

 $161,533,473     $15,108,656     $2,924,570      $1,189,562      $24,608,135     $13,139,146      $20,975,665     $298,808,222
 ------------     -----------     ----------      ----------      -----------     -----------      -----------     ------------
 $161,533,473     $15,108,656     $2,924,570      $1,189,562      $24,608,135     $13,139,146      $20,975,665     $298,808,222
 ============     ===========     ==========      ==========      ===========     ===========      ===========     ============

   11,982,876       1,180,367        216,518          97,440        1,653,295       1,068,192        1,409,750       24,061,588
 ============     ===========     ==========      ==========      ===========     ===========      ===========     ============

   11,538,105       1,032,717        116,378         126,415          962,760       1,656,891        4,246,086       23,109,685
 $      14.00     $     14.63     $    25.13      $     9.41      $     25.56     $      7.93      $      4.94     $      12.93
 $151,558,981     $12,548,425     $2,266,659      $  953,216      $23,571,938     $11,641,060      $20,804,440     $281,792,696


                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                  WELLS FARGO     WELLS FARGO     WELLS FARGO     WELLS FARGO     WELLS FARGO      WELLS FARGO
                 ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT     ADVANTAGE VT     ADVANTAGE VT
                INTRINSIC VALUE  OMEGA GROWTH      SMALL CAP     OMEGA GROWTH   SMALL CAP GROWTH  INTERNATIONAL
   AST BOND     PORTFOLIO SHARE PORTFOLIO SHARE VALUE PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE  EQUITY PORTFOLIO    AST BOND
PORTFOLIO 2021      CLASS 2         CLASS 2      SHARE CLASS 1      CLASS 1         CLASS 1       SHARE CLASS 1   PORTFOLIO 2022
--------------  --------------- --------------- --------------- --------------- ---------------- ---------------- --------------

 $  1,646,493     $   201,395     $        0      $   15,423      $         0     $         0      $   340,535     $     96,503
 ------------     -----------     ----------      ----------      -----------     -----------      -----------     ------------



    5,177,513         234,544         42,079          18,930          402,530         232,641          336,363        6,451,871
 ------------     -----------     ----------      ----------      -----------     -----------      -----------     ------------

   (3,531,020)        (33,149)       (42,079)         (3,507)        (402,530)       (232,641)           4,172       (6,355,367)
 ------------     -----------     ----------      ----------      -----------     -----------      -----------     ------------

    4,373,546               0        202,470               0        1,697,220         703,693        1,380,001          669,490
   27,301,885         644,518         91,251          78,151        2,545,859       1,175,758           93,104       10,769,467

  (17,800,424)      1,808,516        241,083          87,048          386,612        (633,075)         855,868       10,218,618
 ------------     -----------     ----------      ----------      -----------     -----------      -----------     ------------

   13,875,007       2,453,034        534,804         165,199        4,629,690       1,246,377        2,328,973       21,657,575
 ------------     -----------     ----------      ----------      -----------     -----------      -----------     ------------

 $ 10,343,986     $ 2,419,885     $  492,725      $  161,692      $ 4,227,160     $ 1,013,736      $ 2,333,144     $ 15,302,207
 ============     ===========     ==========      ==========      ===========     ===========      ===========     ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A20

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                             SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                                AST
                                                   AST       BLACKROCK    INVESCO V.I.                    COLUMBIA
                                               QUANTITATIVE    GLOBAL       CAPITAL    INVESCO V.I.  VARIABLE PORTFOLIO
                                                 MODELING    STRATEGIES   DEVELOPMENT   DIVERSIFIED  SHORT DURATION US
                                                PORTFOLIO    PORTFOLIO        FUND     DIVIDEND FUND  GOVERNMENT FUND
                                               ------------ ------------  ------------ ------------- ------------------
ASSETS
  Investment in the portfolios, at fair value. $10,664,500  $103,152,213   $        0   $16,595,471      $1,050,747
                                               -----------  ------------   ----------   -----------      ----------
  Net Assets.................................. $10,664,500  $103,152,213   $        0   $16,595,471      $1,050,747
                                               ===========  ============   ==========   ===========      ==========

NET ASSETS, representing:
  Accumulation units.......................... $10,664,500  $103,152,213   $        0   $16,595,471      $1,050,747
                                               -----------  ------------   ----------   -----------      ----------
                                               $10,664,500  $103,152,213   $        0   $16,595,471      $1,050,747
                                               ===========  ============   ==========   ===========      ==========

  Units outstanding...........................   1,077,195    10,251,057            0     1,555,054         104,085
                                               ===========  ============   ==========   ===========      ==========

  Portfolio shares held.......................   1,047,593     9,995,369            0     1,015,635         100,167
  Portfolio net asset value per share......... $     10.18  $      10.32   $        0   $     16.34      $    10.49
  Investment in portfolio shares, at cost..... $10,155,237  $ 96,193,290   $        0   $15,244,020      $1,035,559

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                             SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                                AST
                                                   AST       BLACKROCK    INVESCO V.I.                    COLUMBIA
                                               QUANTITATIVE    GLOBAL       CAPITAL    INVESCO V.I.  VARIABLE PORTFOLIO
                                                 MODELING    STRATEGIES   DEVELOPMENT   DIVERSIFIED  SHORT DURATION US
                                                PORTFOLIO    PORTFOLIO        FUND     DIVIDEND FUND  GOVERNMENT FUND
                                               ------------ ------------  ------------ ------------- ------------------
INVESTMENT INCOME
  Dividend income............................. $     2,165  $    402,800   $        0   $   332,919      $   12,757
                                               -----------  ------------   ----------   -----------      ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      91,411     1,605,929       72,717       239,260          11,690
                                               -----------  ------------   ----------   -----------      ----------

NET INVESTMENT INCOME (LOSS)..................     (89,246)   (1,203,129)     (72,717)       93,659           1,067
                                               -----------  ------------   ----------   -----------      ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........           0             0            0             0               0
  Realized gain (loss) on shares redeemed.....      (5,315)      460,367     (830,299)       52,612           3,454
  Net change in unrealized gain (loss) on
   investments................................     621,453     7,531,688    2,737,831     2,127,301           3,352
                                               -----------  ------------   ----------   -----------      ----------

NET GAIN (LOSS) ON INVESTMENTS................     616,139     7,992,055    1,907,532     2,179,913           6,806
                                               -----------  ------------   ----------   -----------      ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $   526,893  $  6,788,926   $1,834,815   $ 2,273,572      $    7,873
                                               ===========  ============   ==========   ===========      ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A21

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
 COLUMBIA      WELLS FARGO    WELLS FARGO       AST      AST NEUBERGER                   AST FRANKLIN        AST NEW
 VARIABLE      ADVANTAGE VT   ADVANTAGE VT   PRUDENTIAL     BERMAN                    TEMPLETON FOUNDING DISCOVERY ASSET
PORTFOLIO -    OPPORTUNITY    OPPORTUNITY    CORE BOND     CORE BOND      AST BOND     FUNDS ALLOCATION    ALLOCATION
GROWTH FUND   FUND - CLASS 1 FUND - CLASS 2  PORTFOLIO     PORTFOLIO   PORTFOLIO 2023     PORTFOLIO         PORTFOLIO
-----------   -------------- -------------- -----------  ------------- -------------- ------------------ ---------------
$4,459,242      $3,144,512     $6,241,183   $32,871,348   $23,951,124   $106,290,888    $1,194,525,936    $189,664,371
----------      ----------     ----------   -----------   -----------   ------------    --------------    ------------
$4,459,242      $3,144,512     $6,241,183   $32,871,348   $23,951,124   $106,290,888    $1,194,525,936    $189,664,371
==========      ==========     ==========   ===========   ===========   ============    ==============    ============

$4,459,242      $3,144,512     $6,241,183   $32,871,348   $23,951,124   $106,290,888    $1,194,525,936    $189,664,371
----------      ----------     ----------   -----------   -----------   ------------    --------------    ------------
$4,459,242      $3,144,512     $6,241,183   $32,871,348   $23,951,124   $106,290,888    $1,194,525,936    $189,664,371
==========      ==========     ==========   ===========   ===========   ============    ==============    ============

   427,837         257,036        511,991     3,099,421     2,308,395     10,248,911       111,154,837      18,366,945
==========      ==========     ==========   ===========   ===========   ============    ==============    ============

   560,911         157,069        311,281     3,040,828     2,261,674     10,036,911       109,891,990      18,396,156
$     7.95      $    20.02     $    20.05   $     10.81   $     10.59   $      10.59    $        10.87    $      10.31
$4,225,333      $2,602,533     $5,143,307   $32,068,980   $23,488,929   $106,109,859    $1,179,832,560    $183,746,167


                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
 COLUMBIA      WELLS FARGO    WELLS FARGO       AST      AST NEUBERGER                   AST FRANKLIN        AST NEW
 VARIABLE      ADVANTAGE VT   ADVANTAGE VT   PRUDENTIAL     BERMAN                    TEMPLETON FOUNDING DISCOVERY ASSET
PORTFOLIO -    OPPORTUNITY    OPPORTUNITY    CORE BOND     CORE BOND      AST BOND     FUNDS ALLOCATION    ALLOCATION
GROWTH FUND   FUND - CLASS 1 FUND - CLASS 2  PORTFOLIO     PORTFOLIO   PORTFOLIO 2023     PORTFOLIO         PORTFOLIO
-----------   -------------- -------------- -----------  ------------- -------------- ------------------ ---------------

$        0      $   19,179     $    6,160   $    48,178   $    56,304   $          0    $            0    $  2,405,072
----------      ----------     ----------   -----------   -----------   ------------    --------------    ------------

    45,182          48,449         91,812       370,369       343,226        720,825         5,581,229       2,092,774
----------      ----------     ----------   -----------   -----------   ------------    --------------    ------------

   (45,182)        (29,270)       (85,652)     (322,190)     (286,922)      (720,825)       (5,581,229)        312,298
----------      ----------     ----------   -----------   -----------   ------------    --------------    ------------

         0           1,175          2,259        48,375        14,613              0                 0               0
    (1,934)        123,375        157,652       563,527       391,430        821,901        (3,260,873)     (1,801,329)
   811,616         361,969        776,180       699,598       410,694        181,029        14,693,376       5,918,204
----------      ----------     ----------   -----------   -----------   ------------    --------------    ------------

   809,683         486,519        936,091     1,311,500       816,737      1,002,931        11,432,504       4,116,875
----------      ----------     ----------   -----------   -----------   ------------    --------------    ------------

$  764,501      $  457,248     $  850,439   $   989,310   $   529,815   $    282,106    $    5,851,274    $  4,429,173
==========      ==========     ==========   ===========   ===========   ============    ==============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A22

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2012

                                                                                             SUBACCOUNTS
                                                                                ------------------------------------
                                                                                 AST WESTERN    AST MFS  INVESCO VAN
                                                                                ASSET EMERGING LARGE-CAP KAMPEN V.I.
                                                                                 MARKETS DEBT    VALUE     MID CAP
                                                                                  PORTFOLIO    PORTFOLIO GROWTH FUND
                                                                                -------------- --------- -----------
ASSETS
  Investment in the portfolios, at fair value..................................   $1,402,664   $867,079  $12,370,158
                                                                                  ----------   --------  -----------
  Net Assets...................................................................   $1,402,664   $867,079  $12,370,158
                                                                                  ==========   ========  ===========

NET ASSETS, representing:
  Accumulation units...........................................................   $1,402,664   $867,079  $12,370,158
                                                                                  ----------   --------  -----------
                                                                                  $1,402,664   $867,079  $12,370,158
                                                                                  ==========   ========  ===========

  Units outstanding............................................................      134,988     85,020    1,264,900
                                                                                  ==========   ========  ===========

  Portfolio shares held........................................................      134,226     84,511    3,155,653
  Portfolio net asset value per share..........................................   $    10.45   $  10.26  $      3.92
  Investment in portfolio shares, at cost......................................   $1,373,601   $857,803  $12,566,744

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                                             SUBACCOUNTS
                                                                                ------------------------------------
                                                                                 AST WESTERN    AST MFS  INVESCO VAN
                                                                                ASSET EMERGING LARGE-CAP KAMPEN V.I.
                                                                                 MARKETS DEBT    VALUE     MID CAP
                                                                                  PORTFOLIO    PORTFOLIO GROWTH FUND
                                                                                -------------- --------- -----------
INVESTMENT INCOME
  Dividend income..............................................................   $        0   $      0  $         0
                                                                                  ----------   --------  -----------

EXPENSES
  Charges to contract owners for assuming mortality risk and expense risk and
   for administration..........................................................        3,626      3,538      128,358
                                                                                  ----------   --------  -----------

NET INVESTMENT INCOME (LOSS)...................................................       (3,626)    (3,538)    (128,358)
                                                                                  ----------   --------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received.........................................            0          0        4,024
  Realized gain (loss) on shares redeemed......................................        1,203      7,966     (129,507)
  Net change in unrealized gain (loss) on investments..........................       29,062      9,276     (196,586)
                                                                                  ----------   --------  -----------

NET GAIN (LOSS) ON INVESTMENTS.................................................       30,265     17,242     (322,069)
                                                                                  ----------   --------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS..................................................................   $   26,639   $ 13,704  $  (450,427)
                                                                                  ==========   ========  ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A23

                     [THIS PAGE INTENTIONALLY LEFT BLANK]



                                      A24

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                  SUBACCOUNTS
                             -------------------------------------------------------------------------------------
                             AST GOLDMAN SACHS LARGE-CAP  AST T. ROWE PRICE LARGE-CAP  AST AMERICAN CENTURY INCOME
                                   VALUE PORTFOLIO              GROWTH PORTFOLIO            & GROWTH PORTFOLIO
                             ---------------------------  ---------------------------  ---------------------------
                              01/01/2012     01/01/2011    01/01/2012     01/01/2011     01/01/2012    01/01/2011
                                  TO             TO            TO             TO             TO            TO
                              12/31/2012     12/31/2011    12/31/2012     12/31/2011    05/04/2012**   12/31/2011
                             ------------  -------------  ------------  -------------  -------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $ (3,821,519) $  (5,717,255) $ (6,750,797) $  (7,177,850) $  (1,272,718) $ (1,302,113)
  Capital gains
   distributions
   received.................            0              0             0              0              0             0
  Realized gain (loss) on
   shares redeemed..........    5,407,843   (125,763,088)   24,620,363     42,753,995     43,409,088   (12,746,889)
  Net change in unrealized
   gain (loss) on
   investments..............   96,094,935     72,851,684    31,533,593    (60,984,011)   (24,520,770)   13,499,154
                             ------------  -------------  ------------  -------------  -------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   97,681,259    (58,628,659)   49,403,158    (25,407,866)    17,615,600      (549,848)
                             ------------  -------------  ------------  -------------  -------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    4,904,249      5,837,422     7,238,088      8,547,938      1,403,831     3,971,506
  Surrenders, withdrawals
   and death benefits.......  (65,926,719)   (84,411,954)  (28,345,261)   (31,145,865)    (7,692,110)  (20,708,480)
  Net transfers between
   other subaccounts or
   fixed rate option........   (6,570,861)   (97,264,080)   44,979,353    (72,295,849)  (204,779,392)   (1,800,442)
  Withdrawal and other
   charges..................   (1,129,256)    (1,197,156)   (1,654,141)    (1,489,825)      (290,624)     (712,355)
                             ------------  -------------  ------------  -------------  -------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (68,722,587)  (177,035,768)   22,218,040    (96,383,601)  (211,358,294)  (19,249,771)
                             ------------  -------------  ------------  -------------  -------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   28,958,671   (235,664,427)   71,621,198   (121,791,467)  (193,742,695)  (19,799,619)

NET ASSETS
  Beginning of period.......  585,045,700    820,710,127   317,827,974    439,619,441    193,742,695   213,542,314
                             ------------  -------------  ------------  -------------  -------------  ------------
  End of period............. $614,004,371  $ 585,045,700  $389,449,172  $ 317,827,974  $           0  $193,742,695
                             ============  =============  ============  =============  =============  ============

  Beginning units...........   48,461,725     62,933,172    28,909,956     38,964,872     16,134,104    18,065,396
                             ------------  -------------  ------------  -------------  -------------  ------------
  Units issued..............   16,333,949     22,499,121    18,819,444     20,023,170      4,931,574    10,718,039
  Units redeemed............  (21,948,705)   (36,970,568)  (17,060,957)   (30,078,086)   (21,065,678)  (12,649,331)
                             ------------  -------------  ------------  -------------  -------------  ------------
  Ending units..............   42,846,969     48,461,725    30,668,443     28,909,956              0    16,134,104
                             ============  =============  ============  =============  =============  ============

** Date subaccount was no longer available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A25

                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
   AST SCHRODERS MULTI-ASSET                                          AST COHEN & STEERS         AST J.P. MORGAN STRATEGIC
  WORLD STRATEGIES PORTFOLIO        AST MONEY MARKET PORTFOLIO         REALTY PORTFOLIO           OPPORTUNITIES PORTFOLIO
------------------------------    ------------------------------  --------------------------  ------------------------------
  01/01/2012        01/01/2011      01/01/2012      01/01/2011     01/01/2012    01/01/2011     01/01/2012      01/01/2011
      TO                TO              TO              TO             TO            TO             TO              TO
  12/31/2012        12/31/2011      12/31/2012      12/31/2011     12/31/2012    12/31/2011     12/31/2012      12/31/2011
--------------    --------------  --------------  --------------  ------------  ------------  --------------  --------------
$    2,899,868    $   (2,826,099) $  (18,933,870) $  (24,063,222) $   (320,879) $ (1,589,892) $   (3,247,966) $  (11,280,277)
             0        11,991,396               0               0             0             0               0               0
    23,339,272        52,575,379               0               0     9,875,342    24,073,788      31,157,508      82,832,023
    67,084,291      (152,698,684)              0               0     9,879,470   (21,271,708)     67,697,640    (102,760,913)
--------------    --------------  --------------  --------------  ------------  ------------  --------------  --------------

    93,323,432       (90,958,008)    (18,933,870)    (24,063,222)   19,433,933     1,212,188      95,607,182     (31,209,167)
--------------    --------------  --------------  --------------  ------------  ------------  --------------  --------------

    35,016,747        49,838,642      20,995,396      29,370,468     3,790,348     3,357,336      27,682,144      35,053,230
   (45,313,345)      (50,613,474)   (758,063,270)   (868,246,538)  (15,742,830)  (16,912,871)    (63,460,017)    (65,991,075)
    78,739,758      (303,631,317)    516,041,574     653,029,903    19,656,021   (24,332,342)     56,256,695    (213,108,427)
    (8,588,490)       (8,924,290)     (2,808,492)     (3,095,711)     (627,353)     (535,480)     (7,315,869)     (7,248,205)
--------------    --------------  --------------  --------------  ------------  ------------  --------------  --------------

    59,854,669      (313,330,439)   (223,834,792)   (188,941,878)    7,076,186   (38,423,357)     13,162,953    (251,294,477)
--------------    --------------  --------------  --------------  ------------  ------------  --------------  --------------

   153,178,101      (404,288,447)   (242,768,662)   (213,005,100)   26,510,119   (37,211,169)    108,770,135    (282,503,644)

 1,050,409,895     1,454,698,342   1,291,154,111   1,504,159,211   144,881,512   182,092,681   1,104,132,027   1,386,635,671
--------------    --------------  --------------  --------------  ------------  ------------  --------------  --------------
$1,203,587,996    $1,050,409,895  $1,048,385,449  $1,291,154,111  $171,391,631  $144,881,512  $1,212,902,162  $1,104,132,027
==============    ==============  ==============  ==============  ============  ============  ==============  ==============

    86,929,916       114,494,642     118,372,984     136,125,996     5,853,783     7,796,162      85,670,935     105,939,651
--------------    --------------  --------------  --------------  ------------  ------------  --------------  --------------
    53,546,456        66,759,144     255,513,365     397,588,540     4,403,366     5,607,773      28,471,622      38,826,314
   (49,470,393)      (94,323,870)   (277,025,386)   (415,341,552)   (4,173,446)   (7,550,152)    (27,627,418)    (59,095,030)
--------------    --------------  --------------  --------------  ------------  ------------  --------------  --------------
    91,005,979        86,929,916      96,860,963     118,372,984     6,083,703     5,853,783      86,515,139      85,670,935
==============    ==============  ==============  ==============  ============  ============  ==============  ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A26

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                 SUBACCOUNTS
                             ------------------------------------------------------------------------------------
                                                                                        AST FEDERATED AGGRESSIVE
                             AST BLACKROCK VALUE PORTFOLIO  AST HIGH YIELD PORTFOLIO        GROWTH PORTFOLIO
                             ----------------------------  --------------------------  --------------------------
                              01/01/2012     01/01/2011     01/01/2012    01/01/2011    01/01/2012    01/01/2011
                                  TO             TO             TO            TO            TO            TO
                              12/31/2012     12/31/2011     12/31/2012    12/31/2011    12/31/2012    12/31/2011
                             ------------   ------------   ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $   (741,291)  $ (1,438,802)  $ 14,120,323  $ 18,912,466  $ (4,646,139) $ (3,955,821)
  Capital gains
   distributions
   received.................            0              0              0             0             0             0
  Realized gain (loss) on
   shares redeemed..........    4,774,647      9,084,568     12,107,942    11,740,016    10,961,331    35,501,966
  Net change in unrealized
   gain (loss) on
   investments..............    8,271,121    (16,044,728)    20,275,620   (22,179,741)   35,819,112   (96,640,046)
                             ------------   ------------   ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   12,304,477     (8,398,962)    46,503,886     8,472,741    42,134,304   (65,093,901)
                             ------------   ------------   ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    2,777,960      3,489,204      5,650,628     5,803,479     4,595,336     5,913,608
  Surrenders, withdrawals
   and death benefits.......  (13,046,629)   (14,348,115)   (54,504,524)  (49,018,475)  (26,800,319)  (29,036,577)
  Net transfers between
   other subaccounts or
   fixed rate option........   12,305,743    (21,399,132)    47,990,105   (20,146,482)    6,568,285    56,999,466
  Withdrawal and other
   charges..................     (551,195)      (470,240)    (1,080,550)     (925,866)     (838,852)     (763,309)
                             ------------   ------------   ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............    1,485,879    (32,728,283)    (1,944,340)  (64,287,344)  (16,475,550)   33,113,188
                             ------------   ------------   ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   13,790,357    (41,127,245)    44,559,546   (55,814,603)   25,658,754   (31,980,713)

NET ASSETS
  Beginning of period.......  115,477,726    156,604,971    401,816,267   457,630,870   239,041,236   271,021,949
                             ------------   ------------   ------------  ------------  ------------  ------------
  End of period............. $129,268,083   $115,477,726   $446,375,813  $401,816,267  $264,699,990  $239,041,236
                             ============   ============   ============  ============  ============  ============

  Beginning units...........    9,551,439     12,805,798     24,401,300    28,185,705    18,842,097    17,171,839
                             ------------   ------------   ------------  ------------  ------------  ------------
  Units issued..............    7,092,448      8,626,944     30,793,426    34,252,510     8,832,049    18,577,905
  Units redeemed............   (7,072,466)   (11,881,303)   (31,465,641)  (38,036,915)  (10,179,080)  (16,907,647)
                             ------------   ------------   ------------  ------------  ------------  ------------
  Ending units..............    9,571,421      9,551,439     23,729,085    24,401,300    17,495,066    18,842,097
                             ============   ============   ============  ============  ============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A27

                                            SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                               AST GOLDMAN SACHS         AST GOLDMAN SACHS MID-CAP
AST MID-CAP VALUE PORTFOLIO AST SMALL-CAP VALUE PORTFOLIO CONCENTRATED GROWTH PORTFOLIO       GROWTH PORTFOLIO
-------------------------   ---------------------------   ----------------------------  ---------------------------
 01/01/2012    01/01/2011    01/01/2012      01/01/2011    01/01/2012     01/01/2011     01/01/2012     01/01/2011
     TO            TO            TO              TO            TO             TO             TO             TO
 12/31/2012    12/31/2011    12/31/2012      12/31/2011    12/31/2012     12/31/2011     12/31/2012     12/31/2011
-----------   ------------  ------------   -------------  ------------   ------------   ------------  -------------
$(1,164,172)  $ (1,124,712) $ (3,993,438)  $  (4,468,645) $ (3,395,037)  $ (4,130,485)  $ (3,672,185) $  (4,271,554)
    384,292              0             0               0             0              0     23,887,476     13,848,262
  4,825,824     17,515,609    31,261,713       3,353,780    16,245,213     26,701,347      7,249,151     35,880,797
  8,847,952    (26,480,761)   17,178,068     (33,955,880)   31,122,073    (41,394,117)     3,297,132    (68,329,758)
-----------   ------------  ------------   -------------  ------------   ------------   ------------  -------------

 12,893,895    (10,089,864)   44,446,343     (35,070,745)   43,972,249    (18,823,255)    30,761,574    (22,872,253)
-----------   ------------  ------------   -------------  ------------   ------------   ------------  -------------

  2,120,121      2,526,422     3,674,727       4,397,793     3,369,545      3,656,764      4,421,824      5,939,354
 (8,748,467)    (9,093,722)  (34,744,734)    (43,589,849)  (29,979,035)   (39,947,169)   (17,189,868)   (22,243,697)
 10,360,712    (19,863,131)   (8,081,714)    (60,569,672)    4,564,757    (41,088,249)    23,722,744    (67,011,716)
   (423,978)      (429,896)     (646,791)       (666,108)     (752,006)      (766,894)      (968,547)      (962,016)
-----------   ------------  ------------   -------------  ------------   ------------   ------------  -------------

  3,308,389    (26,860,327)  (39,798,512)   (100,427,836)  (22,796,739)   (78,145,548)     9,986,153    (84,278,075)
-----------   ------------  ------------   -------------  ------------   ------------   ------------  -------------

 16,202,285    (36,950,191)    4,647,831    (135,498,581)   21,175,510    (96,968,803)    40,747,726   (107,150,328)

 83,072,009    120,022,200   299,669,248     435,167,829   252,218,754    349,187,557    176,795,619    283,945,947
-----------   ------------  ------------   -------------  ------------   ------------   ------------  -------------
$99,274,294   $ 83,072,009  $304,317,079   $ 299,669,248  $273,394,264   $252,218,754   $217,543,345  $ 176,795,619
===========   ============  ============   =============  ============   ============   ============  =============

  5,971,849      8,193,874    17,047,880      22,873,867    14,654,847     20,366,392     18,784,372     28,083,025
-----------   ------------  ------------   -------------  ------------   ------------   ------------  -------------
  4,768,497      5,994,011     6,676,599       9,133,876     7,425,491      7,833,167     12,819,770     14,375,967
 (4,631,578)    (8,216,036)   (8,972,054)    (14,959,863)   (7,798,873)   (13,544,712)   (12,070,524)   (23,674,620)
-----------   ------------  ------------   -------------  ------------   ------------   ------------  -------------
  6,108,768      5,971,849    14,752,425      17,047,880    14,281,465     14,654,847     19,533,618     18,784,372
===========   ============  ============   =============  ============   ============   ============  =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A28

  PRELIMINARY UNAUDITED FINANCIAL DATA OF PRUDENTIAL ANNUITIES LIFE ASSURANCE
             CORPORATION VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                 SUBACCOUNTS
                             ------------------------------------------------------------------------------------
                             AST GOLDMAN SACHS SMALL-CAP                                  AST LORD ABBETT CORE
                                   VALUE PORTFOLIO       AST LARGE-CAP VALUE PORTFOLIO   FIXED INCOME PORTFOLIO
                             --------------------------  ----------------------------  --------------------------
                              01/01/2012    01/01/2011    01/01/2012     01/01/2011     01/01/2012    01/01/2011
                                  TO            TO            TO             TO             TO            TO
                              12/31/2012    12/31/2011    12/31/2012     12/31/2011     12/31/2012    12/31/2011
                             ------------  ------------  ------------   ------------   ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $ (1,653,832) $ (1,879,553) $  3,407,853   $ (1,036,505)  $ (1,998,829) $    158,345
  Capital gains
   distributions
   received.................            0             0             0              0      9,933,591             0
  Realized gain (loss) on
   shares redeemed..........    9,090,904    21,090,686   (18,060,034)   (41,006,222)    12,222,146    32,172,358
  Net change in unrealized
   gain (loss) on
   investments..............   10,813,631   (27,236,971)   44,012,336     24,058,436     (5,561,026)   (3,292,183)
                             ------------  ------------  ------------   ------------   ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   18,250,703    (8,025,838)   29,360,155    (17,984,291)    14,595,882    29,038,520
                             ------------  ------------  ------------   ------------   ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    3,515,812     3,803,291     2,903,621      3,003,222      5,574,949     5,140,011
  Surrenders, withdrawals
   and death benefits.......  (13,759,381)  (16,266,343)  (20,488,518)   (24,633,749)   (38,435,006)  (43,691,866)
  Net transfers between
   other subaccounts or
   fixed rate option........   15,372,327   (28,681,504)    4,084,776    (22,861,417)    18,192,685     8,228,451
  Withdrawal and other
   charges..................     (741,651)     (708,246)     (484,973)      (438,494)    (1,193,938)     (783,088)
                             ------------  ------------  ------------   ------------   ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............    4,387,107   (41,852,802)  (13,985,093)   (44,930,438)   (15,861,310)  (31,106,492)
                             ------------  ------------  ------------   ------------   ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   22,637,811   (49,878,640)   15,375,062    (62,914,729)    (1,265,428)   (2,067,972)

NET ASSETS
  Beginning of period.......  137,759,786   187,638,426   210,441,009    273,355,738    362,864,454   364,932,426
                             ------------  ------------  ------------   ------------   ------------  ------------
  End of period............. $160,397,597  $137,759,786  $225,816,071   $210,441,009   $361,599,026  $362,864,454
                             ============  ============  ============   ============   ============  ============

  Beginning units...........    6,118,063     8,417,861    19,081,743     23,212,601     21,912,160    23,841,848
                             ------------  ------------  ------------   ------------   ------------  ------------
  Units issued..............    4,817,040     5,777,786     6,823,124      7,349,084     15,475,748    21,990,552
  Units redeemed............   (4,628,454)   (8,077,584)   (7,821,808)   (11,479,942)   (16,471,254)  (23,920,240)
                             ------------  ------------  ------------   ------------   ------------  ------------
  Ending units..............    6,306,649     6,118,063    18,083,059     19,081,743     20,916,654    21,912,160
                             ============  ============  ============   ============   ============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A29

                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
 AST MARSICO CAPITAL GROWTH                                    AST NEUBERGER BERMAN       AST NEUBERGER BERMAN/LSV
          PORTFOLIO              AST MFS GROWTH PORTFOLIO    MID-CAP GROWTH PORTFOLIO     MID-CAP VALUE PORTFOLIO
----------------------------    --------------------------  --------------------------  ---------------------------
 01/01/2012       01/01/2011     01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012     01/01/2011
     TO               TO             TO            TO            TO            TO            TO             TO
 12/31/2012       12/31/2011     12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012     12/31/2011
------------    --------------  ------------  ------------  ------------  ------------  ------------  -------------
$(10,910,033)   $  (14,131,074) $ (3,576,920) $ (2,909,325) $ (4,190,831) $ (4,682,145) $ (1,850,648) $  (2,910,640)
           0                 0             0             0             0             0             0              0
  17,885,416       (43,368,325)    4,590,649    12,090,963     3,038,351     6,104,838     1,475,466    (28,581,324)
  70,490,796        18,767,710    28,475,389   (17,208,154)   28,111,503    (7,139,834)   46,868,042      8,653,180
------------    --------------  ------------  ------------  ------------  ------------  ------------  -------------

  77,466,180       (38,731,689)   29,489,118    (8,026,516)   26,959,022    (5,717,141)   46,492,860    (22,838,784)
------------    --------------  ------------  ------------  ------------  ------------  ------------  -------------

   7,512,667        10,796,079     2,743,808     2,970,773     3,910,180     4,541,453     5,089,238      3,813,720
 (84,253,414)     (106,047,445)  (21,351,408)  (24,331,472)  (29,926,267)  (37,663,870)  (37,112,093)   (47,982,811)
    (460,268)     (143,982,426)   13,233,299   (21,928,953)   (1,222,518)  (33,725,188)   (3,989,373)   (50,108,687)
  (1,514,498)       (1,587,378)     (620,570)     (583,444)     (778,166)     (758,771)     (765,271)      (791,591)
------------    --------------  ------------  ------------  ------------  ------------  ------------  -------------

 (78,715,512)     (240,821,170)   (5,994,871)  (43,873,096)  (28,016,772)  (67,606,376)  (36,777,499)   (95,069,369)
------------    --------------  ------------  ------------  ------------  ------------  ------------  -------------

  (1,249,332)     (279,552,859)   23,494,247   (51,899,612)   (1,057,750)  (73,323,517)    9,715,361   (117,908,153)

 760,715,824     1,040,268,683   194,860,230   246,759,842   260,507,870   333,831,387   321,823,112    439,731,265
------------    --------------  ------------  ------------  ------------  ------------  ------------  -------------
$759,466,492    $  760,715,824  $218,354,477  $194,860,230  $259,450,120  $260,507,870  $331,538,473  $ 321,823,112
============    ==============  ============  ============  ============  ============  ============  =============

  60,823,714        80,567,878    21,613,368    26,572,815    13,725,370    17,725,221    14,976,319     19,867,902
------------    --------------  ------------  ------------  ------------  ------------  ------------  -------------
  20,813,270        27,022,502     8,401,767     6,697,010     7,324,034    10,730,375     6,064,924      8,656,249
 (26,818,850)      (46,766,666)   (9,146,701)  (11,656,457)   (8,492,553)  (14,730,226)   (7,682,859)   (13,547,832)
------------    --------------  ------------  ------------  ------------  ------------  ------------  -------------
  54,818,134        60,823,714    20,868,434    21,613,368    12,556,851    13,725,370    13,358,384     14,976,319
============    ==============  ============  ============  ============  ============  ============  =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A30

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                   SUBACCOUNTS
                             ---------------------------------------------------------------------------------------
                                AST SMALL-CAP GROWTH      AST PIMCO LIMITED MATURITY    AST PIMCO TOTAL RETURN BOND
                                      PORTFOLIO                 BOND PORTFOLIO                   PORTFOLIO
                             --------------------------  ---------------------------  ------------------------------
                              01/01/2012    01/01/2011    01/01/2012     01/01/2011     01/01/2012      01/01/2011
                                  TO            TO            TO             TO             TO              TO
                              12/31/2012    12/31/2011    12/31/2012     12/31/2011     12/31/2012      12/31/2011
                             ------------  ------------  ------------  -------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)................... $ (2,274,294) $ (2,823,963) $ (3,214,162) $  (5,984,824) $   21,927,717  $    3,284,701
  Capital gains
   distributions
   received.................            0             0    21,616,209     13,471,974      23,937,171      83,141,879
  Realized gain (loss) on
   shares redeemed..........    8,866,631    27,887,263    (7,621,877)   (17,266,333)     32,456,405      25,439,629
  Net change in unrealized
   gain (loss) on
   investments..............    4,222,757   (35,109,172)    9,908,128     14,020,031      82,241,310     (75,247,773)
                             ------------  ------------  ------------  -------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   10,815,094   (10,045,872)   20,688,298      4,240,848     160,562,603      36,618,436
                             ------------  ------------  ------------  -------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    2,945,194     3,456,680    11,144,632      7,370,092      51,352,935      57,585,183
  Surrenders, withdrawals
   and death benefits.......  (13,419,767)  (15,934,271)  (88,675,735)  (103,220,811)   (183,069,447)   (212,517,564)
  Net transfers between
   other subaccounts or
   fixed rate option........    7,970,487   (35,071,612)   32,389,561    (54,254,745)    288,150,275    (400,298,583)
  Withdrawal and other
   charges..................     (513,453)     (547,104)   (1,580,499)    (1,523,160)    (11,466,237)    (11,062,747)
                             ------------  ------------  ------------  -------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (3,017,540)  (48,096,307)  (46,722,040)  (151,628,624)    144,967,526    (566,293,711)
                             ------------  ------------  ------------  -------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    7,797,555   (58,142,179)  (26,033,742)  (147,387,776)    305,530,129    (529,675,275)

NET ASSETS
  Beginning of period.......  123,713,528   181,855,707   698,888,462    846,276,238   2,058,427,690   2,588,102,965
                             ------------  ------------  ------------  -------------  --------------  --------------
  End of period............. $131,511,083  $123,713,528  $672,854,720  $ 698,888,462  $2,363,957,819  $2,058,427,690
                             ============  ============  ============  =============  ==============  ==============

  Beginning units...........    7,731,366    11,233,517    51,458,919     62,861,740     129,699,948     166,002,437
                             ------------  ------------  ------------  -------------  --------------  --------------
  Units issued..............    6,769,443     9,400,306    25,458,708     28,396,711      71,285,520      81,008,847
  Units redeemed............   (7,052,658)  (12,902,457)  (29,125,613)   (39,799,532)    (62,308,739)   (117,311,336)
                             ------------  ------------  ------------  -------------  --------------  --------------
  Ending units..............    7,448,151     7,731,366    47,792,014     51,458,919     138,676,729     129,699,948
                             ============  ============  ============  =============  ==============  ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A31

                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
 AST T. ROWE PRICE EQUITY       AST QMA US EQUITY ALPHA    AST T. ROWE PRICE NATURAL       AST T. ROWE PRICE ASSET
     INCOME PORTFOLIO                  PORTFOLIO              RESOURCES PORTFOLIO           ALLOCATION PORTFOLIO
--------------------------    --------------------------  ---------------------------  ------------------------------
 01/01/2012      01/01/2011    01/01/2012    01/01/2011    01/01/2012     01/01/2011     01/01/2012      01/01/2011
     TO              TO            TO            TO            TO             TO             TO              TO
 12/31/2012      12/31/2011    12/31/2012    12/31/2011    12/31/2012     12/31/2011     12/31/2012      12/31/2011
------------    ------------  ------------  ------------  ------------  -------------  --------------  --------------
$ (2,869,736)   $ (1,325,434) $   (910,313) $   (993,010) $ (3,185,101) $  (3,930,421) $   (8,257,267) $  (11,028,115)
           0               0             0             0             0              0      14,470,571               0
   9,502,916     (28,013,055)    2,380,106   (11,461,297)    2,275,657     21,413,168      46,039,654     146,998,680
  16,374,061      19,114,157    16,642,367    12,359,598     2,203,945    (96,148,761)    126,550,775    (169,064,948)
------------    ------------  ------------  ------------  ------------  -------------  --------------  --------------

  23,007,241     (10,224,332)   18,112,160       (94,709)    1,294,501    (78,666,014)    178,803,734     (33,094,383)
------------    ------------  ------------  ------------  ------------  -------------  --------------  --------------

   3,295,289       3,008,485     2,133,433     1,394,906     7,197,278     10,852,216      43,715,135      48,966,698

 (15,090,542)    (14,634,818)  (14,906,465)  (15,805,055)  (22,202,117)   (31,335,306)    (80,190,680)    (85,684,449)
  44,772,819     (21,233,349)   15,474,068    (1,621,947)   13,629,642    (52,820,754)    268,259,448    (160,632,043)

    (467,022)       (365,871)     (371,154)     (279,783)   (1,395,012)    (1,644,540)    (11,080,808)     (9,771,800)
------------    ------------  ------------  ------------  ------------  -------------  --------------  --------------

  32,510,544     (33,225,553)    2,329,882   (16,311,879)   (2,770,208)   (74,948,384)    220,703,094    (207,121,594)
------------    ------------  ------------  ------------  ------------  -------------  --------------  --------------

  55,517,785     (43,449,885)   20,442,042   (16,406,588)   (1,475,707)  (153,614,398)    399,506,828    (240,215,977)

 138,958,823     182,408,708   107,997,241   124,403,829   255,475,538    409,089,936   1,511,842,352   1,752,058,329
------------    ------------  ------------  ------------  ------------  -------------  --------------  --------------
$194,476,608    $138,958,823  $128,439,283  $107,997,241  $253,999,831  $ 255,475,538  $1,911,349,180  $1,511,842,352
============    ============  ============  ============  ============  =============  ==============  ==============

  12,887,510      16,262,361     9,571,807    11,194,402     9,670,862     13,162,652     105,877,741     122,828,179
------------    ------------  ------------  ------------  ------------  -------------  --------------  --------------
   9,440,381       6,278,415     6,223,197     5,859,703     7,915,341     11,853,388      51,229,229      57,576,886
  (6,754,780)     (9,653,266)   (6,008,451)   (7,482,298)   (8,035,735)   (15,345,178)    (36,835,361)    (74,527,324)
------------    ------------  ------------  ------------  ------------  -------------  --------------  --------------
  15,573,111      12,887,510     9,786,553     9,571,807     9,550,468      9,670,862     120,271,609     105,877,741
============    ============  ============  ============  ============  =============  ==============  ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A32

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                 SUBACCOUNTS
                             --------------------------------------------------------------------------------------
                                  AST INTERNATIONAL                                      AST JPMORGAN INTERNATIONAL
                                   VALUE PORTFOLIO       AST MFS GLOBAL EQUITY PORTFOLIO      EQUITY PORTFOLIO
                             --------------------------  ------------------------------  --------------------------
                              01/01/2012    01/01/2011    01/01/2012      01/01/2011      01/01/2012    01/01/2011
                                  TO            TO            TO              TO              TO            TO
                              12/31/2012    12/31/2011    12/31/2012      12/31/2011      12/31/2012    12/31/2011
                             ------------  ------------   ------------    ------------   ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $  1,018,108  $   (547,359) $   (694,969)   $ (1,580,645)   $    442,850  $   (660,864)
  Capital gains
   distributions
   received.................            0             0             0               0               0             0
  Realized gain (loss) on
   shares redeemed..........    6,738,173   (24,404,324)    5,390,085      11,062,750       1,520,190    (7,391,342)
  Net change in unrealized
   gain (loss) on
   investments..............   10,502,501    (4,054,056)   20,912,421     (21,056,789)     31,260,141   (21,283,390)
                             ------------  ------------   ------------    ------------   ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   18,258,782   (29,005,739)   25,607,537     (11,574,684)     33,223,181   (29,335,596)
                             ------------  ------------   ------------    ------------   ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    2,717,815     3,361,028     3,495,195       3,648,797       3,317,276     4,540,174
  Surrenders, withdrawals
   and death benefits.......  (11,674,977)  (15,598,684)  (10,274,395)    (11,926,081)    (17,678,150)  (23,754,173)
  Net transfers between
   other subaccounts or
   fixed rate option........     (705,786)  (24,504,531)   22,739,374     (12,140,956)     17,902,254   (35,321,489)
  Withdrawal and other
   charges..................     (474,757)     (539,184)     (756,719)       (650,835)       (771,735)     (815,940)
                             ------------  ------------   ------------    ------------   ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (10,137,705)  (37,281,371)   15,203,455     (21,069,075)      2,769,645   (55,351,428)
                             ------------  ------------   ------------    ------------   ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    8,121,077   (66,287,110)   40,810,992     (32,643,759)     35,992,826   (84,687,024)

NET ASSETS
  Beginning of period.......  134,221,901   200,509,011   117,106,640     149,750,399     170,765,426   255,452,450
                             ------------  ------------   ------------    ------------   ------------  ------------
  End of period............. $142,342,978  $134,221,901  $157,917,632    $117,106,640    $206,758,252  $170,765,426
                             ============  ============   ============    ============   ============  ============

  Beginning units...........   11,036,015    14,189,326     7,715,607       9,439,564      11,107,534    15,322,476
                             ------------  ------------   ------------    ------------   ------------  ------------
  Units issued..............    4,541,240     6,019,493     6,067,812       6,456,162       8,215,704     9,069,266
  Units redeemed............   (5,064,486)   (9,172,804)   (5,197,983)     (8,180,119)     (7,740,686)  (13,284,208)
                             ------------  ------------   ------------    ------------   ------------  ------------
  Ending units..............   10,512,769    11,036,015     8,585,436       7,715,607      11,582,552    11,107,534
                             ============  ============   ============    ============   ============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A33

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
 AST T. ROWE PRICE GLOBAL          AST INTERNATIONAL        AST WELLINGTON MANAGEMENT      AST CAPITAL GROWTH ASSET
      BOND PORTFOLIO                GROWTH PORTFOLIO         HEDGED EQUITY PORTFOLIO         ALLOCATION PORTFOLIO
--------------------------    ---------------------------  --------------------------  -------------------------------
 01/01/2012      01/01/2011    01/01/2012     01/01/2011    01/01/2012    01/01/2011     01/01/2012       01/01/2011
     TO              TO            TO             TO            TO            TO             TO               TO
 12/31/2012      12/31/2011    12/31/2012     12/31/2011    12/31/2012    12/31/2011     12/31/2012       12/31/2011
------------    ------------  ------------  -------------  ------------  ------------  --------------  ---------------
$  2,286,727    $  3,102,751  $ (2,646,796) $  (5,873,875) $ (3,821,919) $ (3,482,790) $  (43,111,123) $   (61,874,914)
   4,827,768       2,363,342             0              0             0             0               0                0
   1,631,275       2,106,360    18,031,898    (99,181,140)    7,783,595    21,953,853     147,068,848      241,461,820
     445,173         182,262    55,061,085     17,425,212    15,291,495   (38,094,249)    281,936,075     (466,961,847)
------------    ------------  ------------  -------------  ------------  ------------  --------------  ---------------

   9,190,943       7,754,715    70,446,187    (87,629,803)   19,253,171   (19,623,186)    385,893,800     (287,374,941)
------------    ------------  ------------  -------------  ------------  ------------  --------------  ---------------

   4,761,815       4,620,204     4,437,780      6,255,439     9,643,171     8,700,260     102,124,962      125,072,584
 (27,556,710)    (31,591,027)  (44,863,422)   (60,438,789)  (15,356,012)  (17,189,992)   (190,664,519)    (209,846,041)
   4,533,829     (34,013,365)   (8,351,411)   (69,267,945)   42,221,772   (26,982,548)    291,310,099     (868,912,976)
    (891,664)       (868,318)     (838,991)      (945,226)   (1,327,792)   (1,014,731)    (17,672,437)     (17,462,296)
------------    ------------  ------------  -------------  ------------  ------------  --------------  ---------------

 (19,152,730)    (61,852,506)  (49,616,045)  (124,396,521)   35,181,138   (36,487,011)    185,098,106     (971,148,729)
------------    ------------  ------------  -------------  ------------  ------------  --------------  ---------------

  (9,961,787)    (54,097,791)   20,830,142   (212,026,324)   54,434,309   (56,110,197)    570,991,906   (1,258,523,670)

 274,526,078     328,623,869   405,957,355    617,983,679   209,446,477   265,556,674   3,434,051,640    4,692,575,310
------------    ------------  ------------  -------------  ------------  ------------  --------------  ---------------
$264,564,291    $274,526,078  $426,787,497  $ 405,957,355  $263,880,786  $209,446,477  $4,005,043,546  $ 3,434,051,640
============    ============  ============  =============  ============  ============  ==============  ===============

  17,356,545      21,421,713    27,343,227     35,392,062    22,133,953    26,699,884     341,315,862      445,215,821
------------    ------------  ------------  -------------  ------------  ------------  --------------  ---------------
   7,953,116      11,979,825     9,613,259     12,351,757    17,099,031    23,118,295     160,308,172      181,984,909
  (9,187,201)    (16,044,993)  (12,753,527)   (20,400,592)  (13,676,932)  (27,684,226)   (145,929,977)    (285,884,868)
------------    ------------  ------------  -------------  ------------  ------------  --------------  ---------------
  16,122,460      17,356,545    24,202,959     27,343,227    25,556,052    22,133,953     355,694,057      341,315,862
============    ============  ============  =============  ============  ============  ==============  ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A34

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                       SUBACCOUNTS
                             ----------------------------------------------------------------------------------------------
                              AST ACADEMIC STRATEGIES ASSET        AST BALANCED ASSET            AST PRESERVATION ASSET
                                  ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO
                             ------------------------------  ------------------------------  ------------------------------
                               01/01/2012      01/01/2011      01/01/2012      01/01/2011      01/01/2012      01/01/2011
                                   TO              TO              TO              TO              TO              TO
                               12/31/2012      12/31/2011      12/31/2012      12/31/2011      12/31/2012      12/31/2011
                             --------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)................... $  (29,065,144) $  (46,780,491) $  (23,619,238) $  (33,667,533) $  (21,142,773) $  (26,875,383)
  Capital gains
   distributions
   received.................              0               0      84,342,530               0     163,050,575               0
  Realized gain (loss) on
   shares redeemed..........    151,188,536      (9,166,449)     71,744,620     279,047,750      75,017,692      63,487,770
  Net change in unrealized
   gain (loss) on
   investments..............    181,354,900    (155,428,452)    123,312,761    (380,354,601)      6,844,756     (67,893,707)
                             --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    303,478,291    (211,375,392)    255,780,672    (134,974,384)    223,770,250     (31,281,320)
                             --------------  --------------  --------------  --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     74,119,537      94,206,726      56,949,344      82,109,334      55,278,692      62,241,153
  Surrenders, withdrawals
   and death benefits.......   (161,350,220)   (187,500,770)   (139,790,703)   (150,031,391)   (190,306,127)   (211,153,521)
  Net transfers between
   other subaccounts or
   fixed rate option........    132,489,013    (596,423,569)    256,056,051    (469,447,480)    157,803,489      40,074,379
  Withdrawal and other
   charges..................    (16,008,153)    (16,269,286)    (17,021,674)    (16,257,456)    (14,477,097)    (13,596,816)
                             --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............     29,250,176    (705,986,899)    156,193,019    (553,626,993)      8,298,956    (122,434,805)
                             --------------  --------------  --------------  --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    332,728,467    (917,362,291)    411,973,691    (688,601,377)    232,069,206    (153,716,125)

NET ASSETS
  Beginning of period.......  2,989,751,473   3,907,113,764   2,435,193,261   3,123,794,638   2,684,655,281   2,838,371,406
                             --------------  --------------  --------------  --------------  --------------  --------------
  End of period............. $3,322,479,940  $2,989,751,473  $2,847,166,952  $2,435,193,261  $2,916,724,487  $2,684,655,281
                             ==============  ==============  ==============  ==============  ==============  ==============

  Beginning units...........    294,848,532     367,637,929     228,059,866     283,878,686     235,261,368     246,540,507
                             --------------  --------------  --------------  --------------  --------------  --------------
  Units issued..............    108,935,398     130,962,410      87,013,298     117,517,172      71,082,145     111,625,366
  Units redeemed............   (107,737,065)   (203,751,807)    (74,056,079)   (173,335,992)    (70,691,949)   (122,904,505)
                             --------------  --------------  --------------  --------------  --------------  --------------
  Ending units..............    296,046,865     294,848,532     241,017,085     228,059,866     235,651,564     235,261,368
                             ==============  ==============  ==============  ==============  ==============  ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A35

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
    AST SCHRODERS GLOBAL          AST CLS MODERATE ASSET       AST J.P. MORGAN GLOBAL     AST HORIZON MODERATE ASSET
     TACTICAL PORTFOLIO            ALLOCATION PORTFOLIO          THEMATIC PORTFOLIO          ALLOCATION PORTFOLIO
---------------------------    ---------------------------  ---------------------------  ---------------------------
 01/01/2012       01/01/2011    01/01/2012     01/01/2011    01/01/2012     01/01/2011    01/01/2012     01/01/2011
     TO               TO            TO             TO            TO             TO            TO             TO
 12/31/2012       12/31/2011    12/31/2012     12/31/2011    12/31/2012     12/31/2011    12/31/2012     12/31/2011
------------    -------------  ------------  -------------  ------------  -------------  ------------  -------------
$ (8,047,680)   $  (9,260,336) $(10,274,177) $ (12,030,416) $ (7,974,994) $  (8,942,906) $ (9,476,762) $ (10,452,701)
   3,019,041        6,266,719    23,034,224     14,210,930     4,046,195     27,853,009    21,683,906     41,850,951
  17,035,331       25,370,469    20,530,041     65,602,675    12,687,758     14,610,418    13,280,181     46,037,084
  62,181,867      (81,952,076)   31,730,924   (118,749,848)   52,754,414    (74,377,582)   37,532,849   (109,286,499)
------------    -------------  ------------  -------------  ------------  -------------  ------------  -------------

  74,188,559      (59,575,224)   65,021,012    (50,966,659)   61,513,373    (40,857,061)   63,020,174    (31,851,165)
------------    -------------  ------------  -------------  ------------  -------------  ------------  -------------

  19,569,297       25,853,900    21,832,659     26,703,162    20,673,102     27,423,751    22,824,309     24,621,719
 (20,532,778)     (19,213,477)  (36,888,381)   (36,028,236)  (18,425,229)   (18,164,059)  (32,288,345)   (26,455,398)
 163,299,049     (151,922,742)   75,429,149   (117,993,820)   50,139,634    (97,346,321)   49,205,514   (104,552,695)
  (5,162,545)      (4,838,865)   (6,905,879)    (6,639,657)   (5,205,379)    (4,891,468)   (6,805,739)    (6,430,478)
------------    -------------  ------------  -------------  ------------  -------------  ------------  -------------

 157,173,022     (150,121,184)   53,467,548   (133,958,551)   47,182,127    (92,978,097)   32,935,739   (112,816,852)
------------    -------------  ------------  -------------  ------------  -------------  ------------  -------------

 231,361,581     (209,696,408)  118,488,560   (184,925,210)  108,695,499   (133,835,158)   95,955,912   (144,668,017)

 498,579,817      708,276,225   788,152,760    973,077,970   547,517,727    681,352,885   767,335,898    912,003,915
------------    -------------  ------------  -------------  ------------  -------------  ------------  -------------
$729,941,398    $ 498,579,817  $906,641,320  $ 788,152,760  $656,213,226  $ 547,517,727  $863,291,810  $ 767,335,898
============    =============  ============  =============  ============  =============  ============  =============

  49,794,863       67,762,156    83,953,848     99,996,567    56,706,824     68,780,259    76,501,222     88,962,542
------------    -------------  ------------  -------------  ------------  -------------  ------------  -------------
  45,975,741       48,571,414    37,511,390     47,421,947    38,229,964     50,478,380    28,535,024     38,979,157
 (31,856,769)     (66,538,707)  (32,477,163)   (63,464,666)  (34,188,960)   (62,551,815)  (25,568,170)   (51,440,477)
------------    -------------  ------------  -------------  ------------  -------------  ------------  -------------
  63,913,835       49,794,863    88,988,075     83,953,848    60,747,828     56,706,824    79,468,076     76,501,222
============    =============  ============  =============  ============  =============  ============  =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A36

  PRELIMINARY UNAUDITED FINANCIAL DATA OF PRUDENTIAL ANNUITIES LIFE ASSURANCE
             CORPORATION VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                               SUBACCOUNTS
                             ------------------------------------------------------------------------------
                               AST FI PYRAMIS(R) ASSET   AST WESTERN ASSET CORE PLUS
                                ALLOCATION PORTFOLIO           BOND PORTFOLIO         DAVIS VALUE PORTFOLIO
                             --------------------------  --------------------------  ----------------------
                              01/01/2012    01/01/2011    01/01/2012    01/01/2011   01/01/2012  01/01/2011
                                  TO            TO            TO            TO           TO          TO
                              12/31/2012    12/31/2011    12/31/2012    12/31/2011   12/31/2012  12/31/2011
                             ------------  ------------  ------------  ------------  ----------  ----------
OPERATIONS
  Net investment income
   (loss)................... $ (4,108,932) $ (5,361,693) $  6,758,114  $  3,505,801  $    1,668  $   (9,321)
  Capital gains
   distributions
   received.................            0    12,971,083    14,416,767     5,948,414      68,443      95,038
  Realized gain (loss) on
   shares redeemed..........    6,168,893     9,452,561     6,750,157    21,240,637     (62,379)   (101,483)
  Net change in unrealized
   gain (loss) on
   investments..............   29,984,067   (46,524,473)   (3,889,687)  (13,458,736)    121,473     (60,276)
                             ------------  ------------  ------------  ------------  ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   32,044,028   (29,462,522)   24,035,351    17,236,116     129,205     (76,042)
                             ------------  ------------  ------------  ------------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................   12,574,853    13,428,276     8,630,991    12,187,070       5,228       3,536
  Surrenders, withdrawals
   and death benefits.......  (11,306,284)  (10,628,426)  (28,084,078)  (23,476,916)   (166,278)   (321,390)
  Net transfers between
   other subaccounts or
   fixed rate option........   57,811,076   (57,887,859)   37,544,947   (15,227,395)    (16,165)    (24,499)
  Withdrawal and other
   charges..................   (2,558,826)   (2,478,312)   (2,559,983)   (2,286,448)     (4,047)     (4,423)
                             ------------  ------------  ------------  ------------  ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   56,520,819   (57,566,321)   15,531,878   (28,803,689)   (181,262)   (346,776)
                             ------------  ------------  ------------  ------------  ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   88,564,848   (87,028,843)   39,567,229   (11,567,573)    (52,057)   (422,818)

NET ASSETS
  Beginning of period.......  271,363,870   358,392,713   388,750,590   400,318,163   1,191,039   1,613,857
                             ------------  ------------  ------------  ------------  ----------  ----------
  End of period............. $359,928,718  $271,363,870  $428,317,819  $388,750,590  $1,138,982  $1,191,039
                             ============  ============  ============  ============  ==========  ==========

  Beginning units...........   29,299,088    37,008,706    34,469,621    37,019,192     115,205     147,415
                             ------------  ------------  ------------  ------------  ----------  ----------
  Units issued..............   21,307,734    26,500,426    24,987,155    33,159,444       5,533       8,218
  Units redeemed............  (15,848,242)  (34,210,044)  (23,669,020)  (35,709,015)    (21,986)    (40,428)
                             ------------  ------------  ------------  ------------  ----------  ----------
  Ending units..............   34,758,580    29,299,088    35,787,756    34,469,621      98,752     115,205
                             ============  ============  ============  ============  ==========  ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A37

                                      SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - COLUMBIA VARIABLE PORTFOLIO - COLUMBIA VARIABLE PORTFOLIO - PRUDENTIAL SP INTERNATIONAL
  ASSET ALLOCATION FUND           MONEY MARKET FUND         SMALL COMPANY GROWTH FUND         GROWTH PORTFOLIO
----------------------------  ----------------------------  ----------------------------  --------------------------
 01/01/2012     01/01/2011     01/01/2012     01/01/2011    01/01/2012     01/01/2011      01/01/2012    01/01/2011
     TO             TO             TO             TO            TO             TO              TO            TO
 12/31/2012     12/31/2011     12/31/2012     12/31/2011    12/31/2012     12/31/2011      12/31/2012    12/31/2011
 -----------    -----------    -----------    -----------   ----------     ----------     -----------   -----------
$    59,873    $    89,967    $   (11,939)   $   (12,693)    $ (3,971)     $  (4,795)     $   (74,697)  $   (26,034)
          0              0              0              0            0              0                0             0
   (173,431)       113,317              0              0       11,430         54,949          751,249       601,132
    710,022       (271,869)             0              0       33,751        (66,559)         819,066    (2,269,835)
 -----------    -----------    -----------    -----------    --------      ---------      -----------   -----------

    596,464        (68,585)       (11,939)       (12,693)      41,210        (16,405)       1,495,618    (1,694,737)
 -----------    -----------    -----------    -----------    --------      ---------      -----------   -----------

      4,578          3,294          1,971          3,022          986          1,350           16,505        76,799
 (1,035,874)      (818,369)    (1,082,649)    (1,674,976)     (50,162)      (149,135)      (1,315,981)   (1,073,832)
   (149,023)      (338,548)       931,269      1,728,256        2,406        (25,103)         186,227      (640,688)
     (7,684)        (8,134)        (3,324)        (3,612)        (928)        (1,072)         (13,183)      (14,118)
 -----------    -----------    -----------    -----------    --------      ---------      -----------   -----------

 (1,188,003)    (1,161,757)      (152,733)        52,690      (47,698)      (173,960)      (1,126,431)   (1,651,839)
 -----------    -----------    -----------    -----------    --------      ---------      -----------   -----------

   (591,539)    (1,230,342)      (164,672)        39,997       (6,488)      (190,365)         369,186    (3,346,576)

  5,413,888      6,644,230      1,182,161      1,142,164      387,511        577,876        7,890,474    11,237,050
 -----------    -----------    -----------    -----------    --------      ---------      -----------   -----------
$ 4,822,349    $ 5,413,888    $ 1,017,489    $ 1,182,161     $381,023      $ 387,511      $ 8,259,660   $ 7,890,474
 ===========    ===========    ===========    ===========    ========      =========      ===========   ===========

    349,314        420,821        109,204        104,456       21,224         29,597          750,098       897,050
 -----------    -----------    -----------    -----------    --------      ---------      -----------   -----------
      2,006          9,550        128,743        248,185          512             72          256,871       284,613
    (73,251)       (81,057)      (143,000)      (243,437)      (2,915)        (8,445)        (355,976)     (431,565)
 -----------    -----------    -----------    -----------    --------      ---------      -----------   -----------
    278,069        349,314         94,947        109,204       18,821         21,224          650,993       750,098
 ===========    ===========    ===========    ===========    ========      =========      ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A38

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                              SUBACCOUNTS
                             ---------------------------------------------------------------------------------
                                                                                    FIRST TRUST TARGET FOCUS FOUR
                             NVIT DEVELOPING MARKETS FUND THE DOW DART 10 PORTFOLIO         PORTFOLIO
                             --------------------------   -----------------------   ----------------------------
                              01/01/2012     01/01/2011    01/01/2012   01/01/2011   01/01/2012     01/01/2011
                                  TO             TO            TO           TO           TO             TO
                              12/31/2012     12/31/2011    12/31/2012   12/31/2011   12/31/2012     12/31/2011
                             ------------   ------------  -----------   ----------   -----------    -----------
OPERATIONS
  Net investment income
   (loss)................... $ (1,151,328)  $ (1,541,843) $  (116,305)  $  (94,147) $  (108,806)   $  (175,620)
  Capital gains
   distributions
   received.................            0              0            0            0            0              0
  Realized gain (loss) on
   shares redeemed..........   (1,067,105)    13,793,780      701,243    1,027,783       33,555      1,080,819
  Net change in unrealized
   gain (loss) on
   investments..............   12,698,073    (42,708,596)       7,065     (594,236)     801,754     (2,527,219)
                             ------------   ------------  -----------   ----------   -----------    -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   10,479,641    (30,456,659)     592,004      339,400      726,504     (1,622,020)
                             ------------   ------------  -----------   ----------   -----------    -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      981,283      1,429,715       96,838       47,830       78,814        294,924
  Surrenders, withdrawals
   and death benefits.......  (11,020,556)   (18,169,039)  (1,008,086)    (671,264)    (890,333)    (2,097,434)
  Net transfers between
   other subaccounts or
   fixed rate option........    3,407,145    (41,393,180)      90,727      264,862   (1,109,358)      (271,742)
  Withdrawal and other
   charges..................      (91,830)      (121,526)      (9,546)      (6,610)     (11,563)       (13,577)
                             ------------   ------------  -----------   ----------   -----------    -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (6,723,958)   (58,254,030)    (830,067)    (365,182)  (1,932,440)    (2,087,829)
                             ------------   ------------  -----------   ----------   -----------    -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    3,755,683    (88,710,689)    (238,063)     (25,782)  (1,205,936)    (3,709,849)

NET ASSETS
  Beginning of period.......   75,241,411    163,952,100    6,771,762    6,797,544    7,011,096     10,720,945
                             ------------   ------------  -----------   ----------   -----------    -----------
  End of period............. $ 78,997,094   $ 75,241,411  $ 6,533,699   $6,771,762  $ 5,805,160    $ 7,011,096
                             ============   ============  ===========   ==========   ===========    ===========

  Beginning units...........    4,090,174      6,635,573      588,903      626,791    1,182,518      1,562,752
                             ------------   ------------  -----------   ----------   -----------    -----------
  Units issued..............    1,959,169      2,481,367      285,453      401,824      359,396      1,216,900
  Units redeemed............   (2,298,663)    (5,026,766)    (354,355)    (439,712)    (635,654)    (1,597,134)
                             ------------   ------------  -----------   ----------   -----------    -----------
  Ending units..............    3,750,680      4,090,174      520,001      588,903      906,260      1,182,518
                             ============   ============  ===========   ==========   ===========    ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A39

                                        SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
GLOBAL DIVIDEND TARGET 15
        PORTFOLIO            NASDAQ TARGET 15 PORTFOLIO  S&P TARGET 24 PORTFOLIO  TARGET MANAGED VIP PORTFOLIO
-------------------------    ------------------------   ------------------------  ---------------------------
 01/01/2012     01/01/2011    01/01/2012    01/01/2011   01/01/2012   01/01/2011   01/01/2012     01/01/2011
     TO             TO            TO            TO           TO           TO           TO             TO
 12/31/2012     12/31/2011    12/31/2012    12/31/2011   12/31/2012   12/31/2011   12/31/2012     12/31/2011
-----------    ------------  -----------   -----------  -----------  -----------   -----------   -----------
$  (466,040)   $   (525,150) $   (63,373)  $   (86,809) $  (134,313) $  (158,992) $  (334,110)   $  (429,039)
          0               0            0             0            0            0            0              0
  1,845,207         720,445      415,176     1,442,256      348,835    2,354,410    2,022,447     (1,430,515)
  4,205,062      (3,304,854)     169,420    (1,326,797)     375,322   (1,848,400)     446,326        934,927
-----------    ------------  -----------   -----------  -----------  -----------   -----------   -----------

  5,584,229      (3,109,559)     521,224        28,650      589,844      347,018    2,134,664       (924,627)
-----------    ------------  -----------   -----------  -----------  -----------   -----------   -----------

    375,762         468,885       15,422        46,075      175,426      195,930       91,172        278,084
 (3,242,971)     (4,451,225)    (804,913)     (525,878)  (1,173,175)  (1,815,702)  (3,335,328)    (3,318,209)
  4,361,068      (4,757,989)    (966,240)   (2,845,855)  (1,607,214)     970,822     (479,261)    (3,800,866)
    (32,847)        (35,383)      (3,073)       (4,172)     (10,452)     (13,531)     (46,645)       (52,460)
-----------    ------------  -----------   -----------  -----------  -----------   -----------   -----------

  1,461,013      (8,775,712)  (1,758,804)   (3,329,830)  (2,615,416)    (662,481)  (3,770,062)    (6,893,451)
-----------    ------------  -----------   -----------  -----------  -----------   -----------   -----------

  7,045,242     (11,885,271)  (1,237,581)   (3,301,180)  (2,025,572)    (315,463)  (1,635,398)    (7,818,078)

 24,605,908      36,491,179    4,401,243     7,702,423    9,184,685    9,500,148   20,023,502     27,841,580
-----------    ------------  -----------   -----------  -----------  -----------   -----------   -----------
$31,651,150    $ 24,605,908  $ 3,163,662   $ 4,401,243  $ 7,159,113  $ 9,184,685  $18,388,104    $20,023,502
===========    ============  ===========   ===========  ===========  ===========   ===========   ===========

  1,599,922       2,172,888      454,419       786,515      817,764      915,334    2,087,462      2,782,763
-----------    ------------  -----------   -----------  -----------  -----------   -----------   -----------
    875,699         805,855      354,859       414,824      351,986      990,376      540,979        835,741
   (799,163)     (1,378,821)    (513,821)     (746,920)    (572,791)  (1,087,946)    (912,146)    (1,531,042)
-----------    ------------  -----------   -----------  -----------  -----------   -----------   -----------
  1,676,458       1,599,922      295,457       454,419      596,959      817,764    1,716,295      2,087,462
===========    ============  ===========   ===========  ===========  ===========   ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A40

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                              SUBACCOUNTS
                             ----------------------------------------------------------------------------------
                                                             THE DOW TARGET DIVIDEND
                             VALUE LINE TARGET 25 PORTFOLIO         PORTFOLIO             PROFUND VP ASIA 30
                             -----------------------------  ------------------------  -------------------------
                              01/01/2012      01/01/2011     01/01/2012   01/01/2011   01/01/2012   01/01/2011
                                  TO              TO             TO           TO           TO           TO
                              12/31/2012      12/31/2011     12/31/2012   12/31/2011   12/31/2012   12/31/2011
                              -----------     -----------   -----------  -----------  -----------  ------------
OPERATIONS
  Net investment income
   (loss)................... $  (101,211)    $  (149,945)   $  (311,996) $  (349,965) $  (333,070) $   (624,860)
  Capital gains
   distributions
   received.................           0               0              0            0            0     2,670,634
  Realized gain (loss) on
   shares redeemed..........     480,671      (2,766,737)     2,333,448    3,347,144   (3,987,853)   (5,995,379)
  Net change in unrealized
   gain (loss) on
   investments..............     899,557         275,087     (1,426,830)  (2,365,707)   7,008,916    (7,441,552)
                              -----------     -----------   -----------  -----------  -----------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   1,279,017      (2,641,595)       594,623      631,472    2,687,993   (11,391,157)
                              -----------     -----------   -----------  -----------  -----------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      56,937         134,129        157,371      253,629      257,955       353,215
  Surrenders, withdrawals
   and death benefits.......    (975,722)     (1,856,773)    (2,754,667)  (2,892,914)  (2,340,030)   (6,664,905)
  Net transfers between
   other subaccounts or
   fixed rate option........  (1,213,658)     (1,092,026)    (4,062,851)   1,490,935      984,409   (20,466,244)
  Withdrawal and other
   charges..................      (8,387)        (10,930)       (28,368)     (31,921)     (36,211)      (46,839)
                              -----------     -----------   -----------  -----------  -----------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (2,140,830)     (2,825,600)    (6,688,515)  (1,180,271)  (1,133,877)  (26,824,773)
                              -----------     -----------   -----------  -----------  -----------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    (861,813)     (5,467,195)    (6,093,892)    (548,799)   1,554,116   (38,215,930)

NET ASSETS
  Beginning of period.......   7,137,544      12,604,739     21,739,396   22,288,195   21,250,077    59,466,007
                              -----------     -----------   -----------  -----------  -----------  ------------
  End of period............. $ 6,275,731     $ 7,137,544    $15,645,504  $21,739,396  $22,804,193  $ 21,250,077
                              ===========     ===========   ===========  ===========  ===========  ============

  Beginning units...........   1,095,836       1,410,791      2,453,874    2,628,048    1,208,979     2,412,977
                              -----------     -----------   -----------  -----------  -----------  ------------
  Units issued..............     120,020         285,723      2,209,847    1,828,047    1,523,294     2,281,979
  Units redeemed............    (417,912)       (600,678)    (2,968,787)  (2,002,221)  (1,603,489)   (3,485,977)
                              -----------     -----------   -----------  -----------  -----------  ------------
  Ending units..............     797,944       1,095,836      1,694,934    2,453,874    1,128,784     1,208,979
                              ===========     ===========   ===========  ===========  ===========  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A41

                                         SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
    PROFUND VP BANKS              PROFUND VP BEAR       PROFUND VP BIOTECHNOLOGY  PROFUND VP BASIC MATERIALS
------------------------    --------------------------  ------------------------  -------------------------
 01/01/2012     01/01/2011   01/01/2012    01/01/2011    01/01/2012   01/01/2011   01/01/2012   01/01/2011
     TO             TO           TO            TO            TO           TO           TO           TO
 12/31/2012     12/31/2011   12/31/2012    12/31/2011    12/31/2012   12/31/2011   12/31/2012   12/31/2011
-----------    -----------  ------------  ------------  -----------  -----------  -----------  ------------
$   (75,725)   $   (76,233) $   (259,460) $   (336,330) $  (152,248) $  (107,165) $  (212,914) $   (528,773)
          0              0             0             0            0            0            0             0
    242,722       (760,864)   (4,462,848)   (2,790,312)   2,434,803     (298,285)  (2,223,555)    6,105,644
    279,738       (450,539)      927,305       314,431      391,891       68,256    3,374,195   (11,683,851)
-----------    -----------  ------------  ------------  -----------  -----------  -----------  ------------

    446,735     (1,287,636)   (3,795,004)   (2,812,211)   2,674,447     (337,194)     937,727    (6,106,980)
-----------    -----------  ------------  ------------  -----------  -----------  -----------  ------------

     16,972         26,065        54,389        41,661       51,333       34,195      233,522       306,112
   (803,022)    (1,017,242)   (2,358,992)   (2,598,510)  (1,754,071)  (1,134,085)  (2,037,202)   (4,825,290)
  4,464,395     (2,069,779)   (2,160,388)    2,224,084    5,129,092      307,187   (2,526,867)  (27,524,222)
     (5,023)        (4,130)      (16,660)      (21,083)      (6,739)      (4,843)     (17,285)      (28,330)
-----------    -----------  ------------  ------------  -----------  -----------  -----------  ------------

  3,673,323     (3,065,086)   (4,481,652)     (353,848)   3,419,614     (797,546)  (4,347,832)  (32,071,730)
-----------    -----------  ------------  ------------  -----------  -----------  -----------  ------------

  4,120,058     (4,352,722)   (8,276,656)   (3,166,059)   6,094,061   (1,134,740)  (3,410,106)  (38,178,710)

  2,310,369      6,663,091    18,223,594    21,389,653    4,770,149    5,904,889   17,075,313    55,254,023
-----------    -----------  ------------  ------------  -----------  -----------  -----------  ------------
$ 6,430,427    $ 2,310,369  $  9,946,938  $ 18,223,594  $10,864,210  $ 4,770,149  $13,665,207  $ 17,075,313
===========    ===========  ============  ============  ===========  ===========  ===========  ============

    618,255      1,298,049     3,842,819     3,980,611      444,163      569,921    1,156,867     3,099,368
-----------    -----------  ------------  ------------  -----------  -----------  -----------  ------------
  6,496,033      5,361,980    22,329,398    36,327,055    2,317,443    2,411,085    1,224,448     3,654,025
 (5,818,174)    (6,041,774)  (23,666,057)  (36,464,847)  (2,044,532)  (2,536,843)  (1,518,106)   (5,596,526)
-----------    -----------  ------------  ------------  -----------  -----------  -----------  ------------
  1,296,114        618,255     2,506,160     3,842,819      717,074      444,163      863,209     1,156,867
===========    ===========  ============  ============  ===========  ===========  ===========  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A42

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                               SUBACCOUNTS
                             -------------------------------------------------------------------------------
                                                                                           PROFUND VP
                                PROFUND VP ULTRABULL          PROFUND VP BULL           CONSUMER SERVICES
                             -------------------------  --------------------------  ------------------------
                              01/01/2012   01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
                                  TO           TO            TO            TO            TO           TO
                              12/31/2012   12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
                             -----------  ------------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (136,956) $   (178,058) $   (703,489) $   (829,426) $  (196,245) $  (150,176)
  Capital gains
   distributions
   received.................           0     1,046,572             0       842,515       61,850            0
  Realized gain (loss) on
   shares redeemed..........   2,714,266    (1,980,578)    6,482,372      (904,822)   1,564,438    1,386,494
  Net change in unrealized
   gain (loss) on
   investments..............    (252,798)     (549,671)     (312,047)   (2,142,095)     414,944   (1,180,383)
                             -----------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   2,324,512    (1,661,735)    5,466,836    (3,033,828)   1,844,987       55,935
                             -----------  ------------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      75,378        76,556       337,976       389,583      211,915      194,779
  Surrenders, withdrawals
   and death benefits.......  (1,269,791)   (1,857,027)   (6,916,223)   (9,046,223)  (1,442,889)    (908,415)
  Net transfers between
   other subaccounts or
   fixed rate option........  (4,086,492)    2,253,736   (20,665,313)   15,611,956    1,889,787   (6,492,923)
  Withdrawal and other
   charges..................      (8,977)      (11,493)      (64,943)      (68,536)     (33,573)     (25,685)
                             -----------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (5,289,883)      461,772   (27,308,503)    6,886,780      625,240   (7,232,244)
                             -----------  ------------  ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (2,965,371)   (1,199,963)  (21,841,667)    3,852,952    2,470,227   (7,176,309)

NET ASSETS
  Beginning of period.......  10,989,716    12,189,679    61,306,438    57,453,486    8,369,405   15,545,714
                             -----------  ------------  ------------  ------------  -----------  -----------
  End of period............. $ 8,024,345  $ 10,989,716  $ 39,464,771  $ 61,306,438  $10,839,632  $ 8,369,405
                             ===========  ============  ============  ============  ===========  ===========

  Beginning units...........   1,787,163     1,807,351     6,004,400     5,434,551      823,362    1,604,048
                             -----------  ------------  ------------  ------------  -----------  -----------
  Units issued..............   7,081,861    17,024,284    19,004,836    34,920,185    2,837,784    2,245,854
  Units redeemed............  (7,847,681)  (17,044,472)  (21,605,717)  (34,350,336)  (2,772,182)  (3,026,540)
                             -----------  ------------  ------------  ------------  -----------  -----------
  Ending units..............   1,021,343     1,787,163     3,403,519     6,004,400      888,964      823,362
                             ===========  ============  ============  ============  ===========  ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A43

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
       PROFUND VP
CONSUMER GOODS PORTFOLIO       PROFUND VP OIL & GAS       PROFUND VP EUROPE 30      PROFUND VP FINANCIALS
------------------------    -------------------------  -------------------------  ------------------------
 01/01/2012     01/01/2011   01/01/2012   01/01/2011    01/01/2012   01/01/2011    01/01/2012   01/01/2011
     TO             TO           TO           TO            TO           TO            TO           TO
 12/31/2012     12/31/2011   12/31/2012   12/31/2011    12/31/2012   12/31/2011    12/31/2012   12/31/2011
-----------    -----------  -----------  ------------  -----------  ------------  -----------  -----------
$   (95,851)   $  (112,144) $  (614,198) $   (926,323) $   193,748  $   (111,946) $  (229,284) $  (256,062)
          0              0    3,397,242             0            0             0            0            0

  1,224,958      1,156,118   (4,302,406)   10,615,101     (470,449)   (1,482,897)     675,765     (379,315)

    (14,831)    (1,084,724)   1,561,339   (10,699,144)   2,387,840    (2,104,867)   1,905,146   (2,242,990)
-----------    -----------  -----------  ------------  -----------  ------------  -----------  -----------

  1,114,276        (40,750)      41,977    (1,010,366)   2,111,139    (3,699,710)   2,351,627   (2,878,367)
-----------    -----------  -----------  ------------  -----------  ------------  -----------  -----------

    235,283        263,020      334,010       802,156      115,122       142,175      234,689      320,129

 (1,591,086)    (1,884,270)  (5,053,032)   (7,818,953)  (2,019,372)   (5,050,029)  (1,488,623)  (1,332,237)

 (4,336,958)       592,377   (3,912,427)  (12,566,765)   7,477,851   (14,358,027)   4,477,004   (3,423,980)
    (42,953)       (42,332)     (42,838)      (59,249)      (9,849)      (16,582)     (61,169)     (56,338)
-----------    -----------  -----------  ------------  -----------  ------------  -----------  -----------

 (5,735,714)    (1,071,205)  (8,674,287)  (19,642,811)   5,563,752   (19,282,463)   3,161,901   (4,492,426)
-----------    -----------  -----------  ------------  -----------  ------------  -----------  -----------

 (4,621,438)    (1,111,955)  (8,632,310)  (20,653,177)   7,674,890   (22,982,173)   5,513,528   (7,370,793)

 16,035,810     17,147,765   43,737,050    64,390,227   11,041,822    34,023,995   10,763,551   18,134,344
-----------    -----------  -----------  ------------  -----------  ------------  -----------  -----------
$11,414,372    $16,035,810  $35,104,740  $ 43,737,050  $18,716,712  $ 11,041,822  $16,277,079  $10,763,551
===========    ===========  ===========  ============  ===========  ============  ===========  ===========

  1,243,206      1,382,231    2,056,191     3,005,340    1,176,304     3,144,021    1,806,372    2,566,539
-----------    -----------  -----------  ------------  -----------  ------------  -----------  -----------
  2,339,420      3,917,206    1,981,579     5,461,360    3,253,373     4,685,124    4,854,849    2,745,573
 (2,779,850)    (4,056,231)  (2,406,893)   (6,410,509)  (2,733,962)   (6,652,841)  (4,425,997)  (3,505,740)
-----------    -----------  -----------  ------------  -----------  ------------  -----------  -----------
    802,776      1,243,206    1,630,877     2,056,191    1,695,715     1,176,304    2,235,224    1,806,372
===========    ===========  ===========  ============  ===========  ============  ===========  ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A44

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                               SUBACCOUNTS
                             -------------------------------------------------------------------------------
                                     PROFUND VP                                            ACCESS VP
                                U.S. GOVERNMENT PLUS      PROFUND VP HEALTH CARE        HIGH YIELD FUND
                             --------------------------  ------------------------  -------------------------
                              01/01/2012    01/01/2011    01/01/2012   01/01/2011   01/01/2012    01/01/2011
                                  TO            TO            TO           TO           TO            TO
                              12/31/2012    12/31/2011    12/31/2012   12/31/2011   12/31/2012    12/31/2011
                             ------------  ------------  -----------  -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)................... $   (621,389) $   (476,149) $  (295,178) $  (331,815) $    872,312  $  (166,672)
  Capital gains
   distributions
   received.................    6,286,695             0            0            0             0      519,162
  Realized gain (loss) on
   shares redeemed..........   (4,529,257)   10,104,394    1,959,839      291,937     2,615,066     (424,332)
  Net change in unrealized
   gain (loss) on
   investments..............   (2,245,022)    4,328,862    1,190,110     (520,841)     (234,815)      47,295
                             ------------  ------------  -----------  -----------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   (1,108,973)   13,957,107    2,854,771     (560,719)    3,252,563      (24,547)
                             ------------  ------------  -----------  -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................       14,290       115,153      388,823      578,382        77,904       48,250
  Surrenders, withdrawals
   and death benefits.......   (6,874,234)   (4,786,556)  (2,237,551)  (2,316,409)   (5,213,948)  (3,625,476)
  Net transfers between
   other subaccounts or
   fixed rate option........   (7,486,248)    4,472,075    5,443,372    3,549,612   (13,403,567)  26,487,020
  Withdrawal and other
   charges..................      (48,684)      (26,954)     (80,777)     (65,654)      (10,051)      (8,633)
                             ------------  ------------  -----------  -----------  ------------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (14,394,875)     (226,282)   3,513,867    1,745,931   (18,549,662)  22,901,161
                             ------------  ------------  -----------  -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (15,503,848)   13,730,825    6,368,638    1,185,212   (15,297,098)  22,876,614

NET ASSETS
  Beginning of period.......   42,389,850    28,659,025   17,794,035   16,608,823    41,868,446   18,991,832
                             ------------  ------------  -----------  -----------  ------------  -----------
  End of period............. $ 26,886,002  $ 42,389,850  $24,162,673  $17,794,035  $ 26,571,348  $41,868,446
                             ============  ============  ===========  ===========  ============  ===========

  Beginning units...........    2,260,090     2,138,497    1,723,492    1,736,274     2,808,005    1,290,923
                             ------------  ------------  -----------  -----------  ------------  -----------
  Units issued..............    9,608,283    14,005,905    3,917,777    4,685,124     4,591,393    7,350,771
  Units redeemed............  (10,445,837)  (13,884,312)  (3,614,486)  (6,652,841)   (5,815,719)  (5,833,689)
                             ------------  ------------  -----------  -----------  ------------  -----------
  Ending units..............    1,422,536     2,260,090    2,026,783    1,723,492     1,583,679    2,808,005
                             ============  ============  ===========  ===========  ============  ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A45

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
 PROFUND VP INDUSTRIALS        PROFUND VP INTERNET        PROFUND VP JAPAN      PROFUND VP PRECIOUS METALS
------------------------    ------------------------  ------------------------  --------------------------
 01/01/2012     01/01/2011  01/01/2012   01/01/2011    01/01/2012   01/01/2011   01/01/2012    01/01/2011
     TO             TO          TO           TO            TO           TO           TO            TO
 12/31/2012     12/31/2011  12/31/2012   12/31/2011    12/31/2012   12/31/2011   12/31/2012    12/31/2011
-----------    -----------  ----------  ------------  -----------  -----------  ------------  ------------
$  (139,739)   $  (223,434) $  (70,570) $   (123,728) $   (85,375) $  (119,894) $   (966,822) $ (1,697,182)
          0              0     700,011       273,931            0            0             0     1,875,748
  1,027,595       (139,690)   (498,397)    1,712,642      101,331   (1,451,451)  (14,409,188)    6,412,557
    202,713     (1,181,478)    533,872    (2,226,476)   1,020,266     (694,057)    3,627,006   (33,215,189)
-----------    -----------  ----------  ------------  -----------  -----------  ------------  ------------

  1,090,568     (1,544,602)    664,915      (363,631)   1,036,222   (2,265,402)  (11,749,003)  (26,624,066)
-----------    -----------  ----------  ------------  -----------  -----------  ------------  ------------

    208,089        214,327      23,519        42,613       35,801      108,067       395,088     1,092,894
 (1,214,639)    (1,730,022)   (602,643)   (1,166,585)    (758,054)  (1,224,271)   (7,691,209)  (13,472,666)
    113,314     (3,707,892)  1,438,374   (11,198,684)   2,873,198   (2,080,642)   (2,875,093)  (26,232,855)
    (34,339)       (45,018)     (4,054)       (5,160)      (3,866)      (7,148)      (59,862)      (84,287)
-----------    -----------  ----------  ------------  -----------  -----------  ------------  ------------

   (927,576)    (5,268,605)    855,196   (12,327,816)   2,147,079   (3,203,994)  (10,231,075)  (38,696,914)
-----------    -----------  ----------  ------------  -----------  -----------  ------------  ------------

    162,992     (6,813,207)  1,520,111   (12,691,447)   3,183,301   (5,469,396)  (21,980,078)  (65,320,980)

  9,130,008     15,943,215   4,212,718    16,904,165    4,799,884   10,269,280    75,280,954   140,601,934
-----------    -----------  ----------  ------------  -----------  -----------  ------------  ------------
$ 9,293,000    $ 9,130,008  $5,732,829  $  4,212,718  $ 7,983,185  $ 4,799,884  $ 53,300,876  $ 75,280,954
===========    ===========  ==========  ============  ===========  ===========  ============  ============

    751,923      1,255,274     176,485       650,532      752,891    1,285,956     4,194,250     6,200,393
-----------    -----------  ----------  ------------  -----------  -----------  ------------  ------------
  1,684,518      4,210,320     388,311       437,893    1,962,441    4,194,896     6,292,066    11,029,037
 (1,755,622)    (4,713,671)   (362,277)     (911,940)  (1,683,020)  (4,727,961)   (6,969,085)  (13,035,180)
-----------    -----------  ----------  ------------  -----------  -----------  ------------  ------------
    680,819        751,923     202,519       176,485    1,032,312      752,891     3,517,231     4,194,250
===========    ===========  ==========  ============  ===========  ===========  ============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A46

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                               SUBACCOUNTS
                             ------------------------------------------------------------------------------
                             PROFUND VP MID-CAP GROWTH   PROFUND VP MID-CAP VALUE  PROFUND VP PHARMACEUTICALS
                             -------------------------  -------------------------  ------------------------
                              01/01/2012   01/01/2011    01/01/2012   01/01/2011    01/01/2012    01/01/2011
                                  TO           TO            TO           TO            TO            TO
                              12/31/2012   12/31/2011    12/31/2012   12/31/2011    12/31/2012    12/31/2011
                             -----------  ------------  -----------  ------------  -----------   -----------
OPERATIONS
  Net investment income
   (loss)................... $  (485,457) $   (852,051) $  (325,741) $   (338,952) $   (28,585)  $   (21,222)
  Capital gains
   distributions
   received.................           0             0            0             0            0             0
  Realized gain (loss) on
   shares redeemed..........   3,107,677    (1,026,731)   2,670,359      (976,628)   1,294,250       (70,357)
  Net change in unrealized
   gain (loss) on
   investments..............     848,404    (3,396,526)     640,523      (683,149)    (485,381)      706,994
                             -----------  ------------  -----------  ------------  -----------   -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   3,470,624    (5,275,308)   2,985,141    (1,998,729)     780,284       615,415
                             -----------  ------------  -----------  ------------  -----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     532,333       535,102      223,757       255,189      147,615        63,514
  Surrenders, withdrawals
   and death benefits.......  (3,765,537)  (10,374,479)  (3,412,789)   (4,216,927)  (1,339,014)     (780,013)
  Net transfers between
   other subaccounts or
   fixed rate option........  (3,915,923)  (22,926,138)  (1,873,555)    2,818,028   (4,899,871)    7,373,199
  Withdrawal and other
   charges..................     (64,164)      (78,847)     (34,327)      (41,023)     (10,831)       (7,248)
                             -----------  ------------  -----------  ------------  -----------   -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (7,213,290)  (32,844,362)  (5,096,913)   (1,184,733)  (6,102,102)    6,649,452
                             -----------  ------------  -----------  ------------  -----------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (3,742,666)  (38,119,670)  (2,111,772)   (3,183,462)  (5,321,818)    7,264,867

NET ASSETS
  Beginning of period.......  31,799,895    69,919,565   25,103,638    28,287,100   12,351,106     5,086,239
                             -----------  ------------  -----------  ------------  -----------   -----------
  End of period............. $28,057,229  $ 31,799,895  $22,991,866  $ 25,103,638  $ 7,029,288   $12,351,106
                             ===========  ============  ===========  ============  ===========   ===========

  Beginning units...........   2,359,912     4,928,250    1,920,279     2,068,855    1,403,588       650,106
                             -----------  ------------  -----------  ------------  -----------   -----------
  Units issued..............   5,128,518    15,900,638    4,508,033    10,902,164    2,072,075     3,574,543
  Units redeemed............  (5,673,727)  (18,468,976)  (4,908,312)  (11,050,740)  (2,762,759)   (2,821,061)
                             -----------  ------------  -----------  ------------  -----------   -----------
  Ending units..............   1,814,703     2,359,912    1,520,000     1,920,279      712,904     1,403,588
                             ===========  ============  ===========  ============  ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A47

                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                              PROFUND VP RISING RATES
 PROFUND VP REAL ESTATE             OPPORTUNITY            PROFUND VP NASDAQ-100    PROFUND VP SEMICONDUCTOR
------------------------    --------------------------  --------------------------  ------------------------
 01/01/2012     01/01/2011   01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
     TO             TO           TO            TO            TO            TO            TO           TO
 12/31/2012     12/31/2011   12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
-----------    -----------  ------------  ------------  ------------  ------------  -----------  -----------
$   137,414    $  (286,872) $   (188,226) $   (427,339) $   (466,106) $   (486,739) $   (17,493) $   (40,109)
          0              0             0             0             0             0            0            0
  1,674,258        641,712    (1,537,933)   (8,077,689)    1,999,109       558,065      (83,915)    (121,148)
    492,320       (718,950)      816,212    (2,679,227)    1,118,225    (2,469,788)      42,817     (197,997)
-----------    -----------  ------------  ------------  ------------  ------------  -----------  -----------

  2,303,991       (364,110)     (909,947)  (11,184,255)    2,651,227    (2,398,462)     (58,591)    (359,254)
-----------    -----------  ------------  ------------  ------------  ------------  -----------  -----------

    235,251        465,299        89,141       130,779       160,591       186,209        4,435        9,635
 (2,300,130)    (2,034,022)   (1,303,639)   (4,149,040)   (4,523,963)   (4,484,472)    (368,020)    (405,156)
  3,848,693     (2,076,531)   (1,361,148)   (6,930,516)   (1,049,663)   (6,213,870)     (63,241)    (259,136)
    (33,372)       (28,801)      (13,340)      (23,174)      (32,765)      (30,723)      (1,031)      (1,512)
-----------    -----------  ------------  ------------  ------------  ------------  -----------  -----------

  1,750,442     (3,674,055)   (2,588,986)  (10,971,951)   (5,445,800)  (10,542,856)    (427,857)    (656,169)
-----------    -----------  ------------  ------------  ------------  ------------  -----------  -----------

  4,054,433     (4,038,165)   (3,498,933)  (22,156,206)   (2,794,573)  (12,941,318)    (486,448)  (1,015,423)

 12,605,153     16,643,318    12,550,548    34,706,754    25,609,587    38,550,905    1,531,016    2,546,439
-----------    -----------  ------------  ------------  ------------  ------------  -----------  -----------
$16,659,586    $12,605,153  $  9,051,615  $ 12,550,548  $ 22,815,014  $ 25,609,587  $ 1,044,568  $ 1,531,016
===========    ===========  ============  ============  ============  ============  ===========  ===========

    759,299      1,045,159     4,828,569     8,233,308     2,757,794     4,004,792      246,303      387,235
-----------    -----------  ------------  ------------  ------------  ------------  -----------  -----------
  2,317,318      3,085,054    26,211,974    25,857,055    18,359,902    20,620,583    1,594,412    2,037,418
 (2,207,790)    (3,370,914)  (27,276,385)  (29,261,794)  (18,924,270)  (21,867,581)  (1,665,208)  (2,178,350)
-----------    -----------  ------------  ------------  ------------  ------------  -----------  -----------
    868,827        759,299     3,764,158     4,828,569     2,193,426     2,757,794      175,507      246,303
===========    ===========  ============  ============  ============  ============  ===========  ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A48

  PRELIMINARY UNAUDITED FINANCIAL DATA OF PRUDENTIAL ANNUITIES LIFE ASSURANCE
             CORPORATION VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                SUBACCOUNTS
                             --------------------------------------------------------------------------------
                                PROFUND VP SMALL-CAP                                    PROFUND VP SHORT
                                       GROWTH            PROFUND VP SHORT MID-CAP          NASDAQ-100
                             --------------------------  ------------------------  --------------------------
                              01/01/2012    01/01/2011    01/01/2012   01/01/2011   01/01/2012    01/01/2011
                                  TO            TO            TO           TO           TO            TO
                              12/31/2012    12/31/2011    12/31/2012   12/31/2011   12/31/2012    12/31/2011
                             ------------  ------------  -----------  -----------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $   (441,601) $   (616,956) $   (25,442) $   (30,910) $    (68,419) $   (114,153)
  Capital gains
   distributions
   received.................            0        79,703            0            0             0             0
  Realized gain (loss) on
   shares redeemed..........    3,592,996     1,277,013     (577,301)    (516,161)   (1,132,755)   (1,459,462)
  Net change in unrealized
   gain (loss) on
   investments..............     (329,206)   (3,863,965)      65,153       85,071      (109,320)      338,385
                             ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    2,822,189    (3,124,205)    (537,590)    (462,000)   (1,310,495)   (1,235,230)
                             ------------  ------------  -----------  -----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      504,082       473,998        5,632        2,261        10,173        66,308
  Surrenders, withdrawals
   and death benefits.......   (3,400,060)   (6,213,828)    (287,333)    (154,773)     (694,709)     (732,099)
  Net transfers between
   other subaccounts or
   fixed rate option........  (14,265,577)   (9,965,234)    (750,087)   1,459,940    (2,178,816)    3,253,590
  Withdrawal and other
   charges..................      (55,076)      (52,598)      (1,247)        (895)       (8,132)      (10,399)
                             ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (17,216,631)  (15,757,662)  (1,033,036)   1,306,533    (2,871,483)    2,577,400
                             ------------  ------------  -----------  -----------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (14,394,442)  (18,881,867)  (1,570,626)     844,533    (4,181,978)    1,342,170

NET ASSETS
  Beginning of period.......   35,338,379    54,220,246    2,613,940    1,769,407     8,012,860     6,670,690
                             ------------  ------------  -----------  -----------  ------------  ------------
  End of period............. $ 20,943,937  $ 35,338,379  $ 1,043,314  $ 2,613,940  $  3,830,882  $  8,012,860
                             ============  ============  ===========  ===========  ============  ============

  Beginning units...........    2,476,373     3,712,325      601,461      374,376     2,782,815     2,018,684
                             ------------  ------------  -----------  -----------  ------------  ------------
  Units issued..............    4,018,431    10,777,452    3,630,779    4,917,905    16,848,801    33,513,168
  Units redeemed............   (5,188,820)  (12,013,404)  (3,933,787)  (4,690,820)  (17,987,728)  (32,749,037)
                             ------------  ------------  -----------  -----------  ------------  ------------
  Ending units..............    1,305,984     2,476,373      298,453      601,461     1,643,888     2,782,815
                             ============  ============  ===========  ===========  ============  ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A49

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
                                                                                          PROFUND VP
PROFUND VP SHORT SMALL-CAP    PROFUND VP SMALL-CAP VALUE   PROFUND VP TECHNOLOGY      TELECOMMUNICATIONS
--------------------------    ------------------------   ------------------------  ------------------------
 01/01/2012      01/01/2011    01/01/2012    01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011
     TO              TO            TO            TO           TO           TO           TO           TO
 12/31/2012      12/31/2011    12/31/2012    12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011
------------    ------------  -----------   -----------  -----------  -----------  -----------  -----------
$    (58,636)   $    (68,797) $  (268,723)  $  (288,549) $  (124,033) $  (156,625) $   102,901  $   156,315
           0               0            0             0            0            0            0            0
    (797,320)        175,421    1,635,046       894,662      802,367      487,215    1,371,229       37,793
     (60,588)          1,165      431,387    (1,719,831)    (204,485)  (1,217,948)    (330,607)    (740,030)
------------    ------------  -----------   -----------  -----------  -----------  -----------  -----------

    (916,545)        107,789    1,797,710    (1,113,718)     473,849     (887,358)   1,143,523     (545,922)
------------    ------------  -----------   -----------  -----------  -----------  -----------  -----------

       8,824           2,016      218,673       260,615       92,363       29,834      123,069      447,750
    (657,177)       (773,452)  (2,585,600)   (3,263,762)  (1,155,905)  (2,027,366)    (977,575)    (893,943)
      94,650         869,797     (673,426)      360,133   (3,790,965)   2,674,537    2,269,836   (5,820,509)
      (3,014)         (3,476)     (24,524)      (25,293)      (4,850)      (5,613)     (30,775)     (27,852)
------------    ------------  -----------   -----------  -----------  -----------  -----------  -----------

    (556,718)         94,885   (3,064,876)   (2,668,307)  (4,859,357)     671,392    1,384,556   (6,294,554)
------------    ------------  -----------   -----------  -----------  -----------  -----------  -----------

  (1,473,262)        202,674   (1,267,166)   (3,782,025)  (4,385,509)    (215,966)   2,528,080   (6,840,476)

   4,130,567       3,927,893   18,880,537    22,662,562   10,484,394   10,700,360    7,236,917   14,077,393
------------    ------------  -----------   -----------  -----------  -----------  -----------  -----------
$  2,657,305    $  4,130,567  $17,613,371   $18,880,537  $ 6,098,885  $10,484,394  $ 9,764,997  $ 7,236,917
============    ============  ===========   ===========  ===========  ===========  ===========  ===========

     986,348         840,511    1,619,009     1,786,699    1,409,041    1,440,130      897,431    1,766,778
------------    ------------  -----------   -----------  -----------  -----------  -----------  -----------
  16,389,025      14,825,949    3,157,930     4,298,243    1,986,782    3,154,785    3,608,841    3,949,191
 (16,596,285)    (14,680,112)  (3,498,423)   (4,465,933)  (2,579,927)  (3,185,874)  (3,482,623)  (4,818,538)
------------    ------------  -----------   -----------  -----------  -----------  -----------  -----------
     779,088         986,348    1,278,516     1,619,009      815,896    1,409,041    1,023,649      897,431
============    ============  ===========   ===========  ===========  ===========  ===========  ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A50

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                               SUBACCOUNTS
                             -------------------------------------------------------------------------------
                              PROFUND VP ULTRAMID-CAP   PROFUND VP ULTRANASDAQ-100  PROFUND VP ULTRASMALL-CAP
                             -------------------------  --------------------------  ------------------------
                              01/01/2012   01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
                                  TO           TO            TO            TO            TO           TO
                              12/31/2012   12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
                             -----------  ------------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (263,241) $   (411,761) $   (358,682) $   (471,031) $  (132,680) $  (192,429)
  Capital gains
   distributions
   received.................           0             0             0             0            0    3,392,923
  Realized gain (loss) on
   shares redeemed..........   3,610,507       492,753     9,102,756     2,094,464    1,881,144   (3,786,147)
  Net change in unrealized
   gain (loss) on
   investments..............     765,804    (3,310,892)     (673,845)   (3,709,191)     396,316   (1,512,701)
                             -----------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   4,113,071    (3,229,900)    8,070,229    (2,085,758)   2,144,780   (2,098,354)
                             -----------  ------------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     145,852       237,298       764,568       200,834      182,458       98,079
  Surrenders, withdrawals
   and death benefits.......  (1,861,005)   (3,152,680)   (2,187,436)   (3,378,306)    (866,737)  (2,031,694)
  Net transfers between
   other subaccounts or
   fixed rate option........     348,707   (17,681,781)  (13,584,360)    2,562,108   (1,452,638)  (4,764,293)
  Withdrawal and other
   charges..................     (19,278)      (24,594)      (29,556)      (33,041)      (7,159)      (9,398)
                             -----------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (1,385,724)  (20,621,757)  (15,036,784)     (648,405)  (2,144,076)  (6,707,306)
                             -----------  ------------  ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   2,727,347   (23,851,657)   (6,966,555)   (2,734,163)         704   (8,805,660)

NET ASSETS
  Beginning of period.......  14,754,053    38,605,710    26,978,442    29,712,605    8,670,614   17,476,274
                             -----------  ------------  ------------  ------------  -----------  -----------
  End of period............. $17,481,400  $ 14,754,053  $ 20,011,887  $ 26,978,442  $ 8,671,318  $ 8,670,614
                             ===========  ============  ============  ============  ===========  ===========

  Beginning units...........   1,281,711     2,833,583    13,474,319    17,474,379    1,128,432    1,784,211
                             -----------  ------------  ------------  ------------  -----------  -----------
  Units issued..............   4,031,715     8,653,189    18,872,115    32,067,523    6,376,153    7,282,171
  Units redeemed............  (4,166,420)  (10,205,061)  (22,698,240)  (36,067,583)  (6,622,476)  (7,937,950)
                             -----------  ------------  ------------  ------------  -----------  -----------
  Ending units..............   1,147,006     1,281,711     9,648,194    13,474,319      882,109    1,128,432
                             ===========  ============  ============  ============  ===========  ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A51

                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
   PROFUND VP UTILITIES      PROFUND VP LARGE-CAP GROWTH PROFUND VP LARGE-CAP VALUE      RYDEX VT NOVA
-------------------------    -------------------------   -------------------------  ----------------------
 01/01/2012      01/01/2011   01/01/2012    01/01/2011    01/01/2012   01/01/2011   01/01/2012  01/01/2011
     TO              TO           TO            TO            TO           TO           TO          TO
 12/31/2012      12/31/2011   12/31/2012    12/31/2011    12/31/2012   12/31/2011   12/31/2012  12/31/2011
------------    -----------  -----------   ------------  -----------  ------------  ----------  ----------
$    242,387    $   206,188  $  (376,757)  $   (471,625) $  (173,843) $   (189,704) $  (19,506) $  (20,649)
           0              0            0              0            0             0           0           0
   1,878,961      2,175,634    3,558,058      1,426,884    3,101,495       (58,468)     87,758     121,530
  (2,798,674)     1,400,989     (403,019)    (2,077,992)    (623,181)   (1,066,034)    202,321    (128,165)
------------    -----------  -----------   ------------  -----------  ------------  ----------  ----------

    (677,325)     3,782,811    2,778,282     (1,122,733)   2,304,470    (1,314,206)    270,573     (27,284)
------------    -----------  -----------   ------------  -----------  ------------  ----------  ----------

     278,079        477,010      134,674        236,026      457,308       190,964       2,477       3,048
  (3,437,690)    (3,369,923)  (3,088,051)    (4,808,210)  (1,740,457)   (3,941,385)   (127,160)   (302,447)
  (9,360,103)    10,295,178   (4,991,764)       (61,696)  (1,340,819)   (6,511,643)    (99,265)    (49,429)
     (83,190)       (74,726)     (32,461)       (36,565)     (67,075)      (53,059)     (2,391)     (2,612)
------------    -----------  -----------   ------------  -----------  ------------  ----------  ----------

 (12,602,903)     7,327,539   (7,977,602)    (4,670,445)  (2,691,043)  (10,315,123)   (226,339)   (351,440)
------------    -----------  -----------   ------------  -----------  ------------  ----------  ----------

 (13,280,229)    11,110,350   (5,199,320)    (5,793,178)    (386,573)  (11,629,329)     44,233    (378,724)

  36,723,650     25,613,300   27,419,108     33,212,286   19,187,051    30,816,380   1,381,095   1,759,819
------------    -----------  -----------   ------------  -----------  ------------  ----------  ----------
$ 23,443,421    $36,723,650  $22,219,788   $ 27,419,108  $18,800,478  $ 19,187,051  $1,425,328  $1,381,095
============    ===========  ===========   ============  ===========  ============  ==========  ==========

   2,536,752      2,038,857    2,571,238      3,155,232    2,107,013     3,322,025     261,964     325,867
------------    -----------  -----------   ------------  -----------  ------------  ----------  ----------
   2,986,892      5,699,530    4,993,129      9,731,384    5,384,633     9,756,594       4,781      15,964
  (3,876,279)    (5,201,635)  (5,703,748)   (10,315,378)  (5,662,352)  (10,971,606)    (42,868)    (79,867)
------------    -----------  -----------   ------------  -----------  ------------  ----------  ----------
   1,647,365      2,536,752    1,860,619      2,571,238    1,829,294     2,107,013     223,877     261,964
============    ===========  ===========   ============  ===========  ============  ==========  ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A52

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                            SUBACCOUNTS
                             ---------------------------------------------------------------------------

                                                       RYDEX VT INVERSE S&P 500    INVESCO V.I. GLOBAL
                                RYDEX VT NASDAQ-100          STRATEGY               HEALTH CARE FUND
                             ------------------------  -----------------------  ------------------------
                              01/01/2012   01/01/2011  01/01/2012   01/01/2011   01/01/2012   01/01/2011
                                  TO           TO          TO           TO           TO           TO
                              12/31/2012   12/31/2011  12/31/2012   12/31/2011   12/31/2012   12/31/2011
                             -----------  -----------  ----------   ----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (129,838) $  (135,154)  $ (1,473)    $ (1,854)  $  (477,638) $  (550,095)
  Capital gains
   distributions
   received.................           0            0          0            0             0            0
  Realized gain (loss) on
   shares redeemed..........     (39,793)    (354,282)    (6,241)     (11,242)    2,217,171    3,658,253
  Net change in unrealized
   gain (loss) on
   investments..............   1,503,021      606,520    (13,989)      (1,618)    3,587,097   (2,593,125)
                             -----------  -----------   --------     --------   -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   1,333,389      117,084    (21,702)     (14,714)    5,326,630      515,033
                             -----------  -----------   --------     --------   -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      25,757       35,547        149          271       333,957      372,169
  Surrenders, withdrawals
   and death benefits.......  (1,092,585)  (1,374,076)    (5,463)     (12,677)   (4,810,253)  (4,858,373)
  Net transfers between
   other subaccounts or
   fixed rate option........    (439,936)    (500,659)     6,309         (101)    1,882,876   (2,617,590)
  Withdrawal and other
   charges..................     (18,961)     (20,217)      (148)        (213)      (41,207)     (45,229)
                             -----------  -----------   --------     --------   -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (1,525,724)  (1,859,405)       847      (12,720)   (2,634,627)  (7,149,023)
                             -----------  -----------   --------     --------   -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    (192,335)  (1,742,321)   (20,855)     (27,434)    2,692,003   (6,633,990)

NET ASSETS
  Beginning of period.......   8,764,301   10,506,622    121,184      148,618    29,770,819   36,404,809
                             -----------  -----------   --------     --------   -----------  -----------
  End of period............. $ 8,571,966  $ 8,764,301   $100,329     $121,184   $32,462,822  $29,770,819
                             ===========  ===========   ========     ========   ===========  ===========

  Beginning units...........   1,157,628    1,398,195     19,680       21,649     2,168,644    2,704,265
                             -----------  -----------   --------     --------   -----------  -----------
  Units issued..............      14,348       18,784      1,490        1,161       870,787      930,700
  Units redeemed............    (188,844)    (259,351)    (1,266)      (3,130)   (1,062,230)  (1,466,321)
                             -----------  -----------   --------     --------   -----------  -----------
  Ending units..............     983,132    1,157,628     19,904       19,680     1,977,201    2,168,644
                             ===========  ===========   ========     ========   ===========  ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A53

                                     SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                                          WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT
                              WELLS FARGO ADVANTAGE VT    INTERNATIONAL EQUITY     SMALL CAP GROWTH PORTFOLIO
INVESCO V.I. TECHNOLOGY FUND  INDEX ASSET ALLOCATION FUND PORTFOLIO SHARE CLASS 2       SHARE CLASS 2
---------------------------   --------------------------  -----------------------  -------------------------
 01/01/2012     01/01/2011     01/01/2012    01/01/2011   01/01/2012   01/01/2011  01/01/2012    01/01/2011
     TO             TO             TO            TO           TO           TO          TO            TO
 12/31/2012     12/31/2011     12/31/2012    12/31/2011   12/31/2012   12/31/2011  12/31/2012    12/31/2011
-----------    ------------   -----------   -----------   ----------   ----------  ----------    ----------
$  (329,667)   $   (397,339)  $     7,469   $   452,076   $    (489)   $ (10,521)  $  (24,220)   $  (27,774)
          0               0             0             0      44,249       35,421       80,230             0
  2,510,974       1,402,579       316,081      (152,052)    (85,997)     (99,449)     (73,851)     (127,516)
    (56,780)     (2,740,428)    2,596,721     1,076,027     116,232      (40,063)     124,658        38,802
-----------    ------------   -----------   -----------   ---------    ---------    ----------   ----------

  2,124,527      (1,735,188)    2,920,271     1,376,051      73,995     (114,612)     106,817      (116,488)
-----------    ------------   -----------   -----------   ---------    ---------    ----------   ----------

    114,699         278,665        37,648        47,016         678          707        5,477         4,652
 (3,017,752)     (4,800,680)   (2,809,414)   (4,085,439)   (110,274)     (80,635)    (248,287)     (286,618)
 (1,871,459)     (6,745,989)     (682,199)   (1,277,533)     (9,551)      (8,500)     (26,201)     (163,519)
    (35,579)        (41,803)      (14,307)      (21,432)       (759)        (976)      (1,859)       (2,239)
-----------    ------------   -----------   -----------   ---------    ---------    ----------   ----------

 (4,810,091)    (11,309,807)   (3,468,272)   (5,337,388)   (119,906)     (89,404)    (270,869)     (447,724)
-----------    ------------   -----------   -----------   ---------    ---------    ----------   ----------

 (2,685,564)    (13,044,995)     (548,001)   (3,961,337)    (45,910)    (204,016)    (164,052)     (564,212)

 23,148,347      36,193,342    26,487,172    30,448,509     679,199      883,215    1,708,447     2,272,659
-----------    ------------   -----------   -----------   ---------    ---------    ----------   ----------
$20,462,783    $ 23,148,347   $25,939,171   $26,487,172   $ 633,289    $ 679,199   $1,544,395    $1,708,447
===========    ============   ===========   ===========   =========    =========    ==========   ==========

  3,794,341       5,380,471     1,035,833     1,250,336      99,808      111,098      129,862       162,110
-----------    ------------   -----------   -----------   ---------    ---------    ----------   ----------
    541,129         858,831        13,214        15,563       3,238        4,173        2,494         3,354
 (1,235,397)     (2,444,961)     (138,892)     (230,066)    (19,753)     (15,463)     (22,181)      (35,602)
-----------    ------------   -----------   -----------   ---------    ---------    ----------   ----------
  3,100,073       3,794,341       910,155     1,035,833      83,293       99,808      110,175       129,862
===========    ============   ===========   ===========   =========    =========    ==========   ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A54

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                   SUBACCOUNTS
                             ---------------------------------------------------------------------------------------
                             WELLS FARGO ADVANTAGE VT AST FIRST TRUST BALANCED TARGET     AST FIRST TRUST CAPITAL
                                TOTAL RETURN BOND                PORTFOLIO             APPRECIATION TARGET PORTFOLIO
                             -----------------------  ------------------------------  ------------------------------
                             01/01/2012   01/01/2011    01/01/2012      01/01/2011      01/01/2012      01/01/2011
                                 TO           TO            TO              TO              TO              TO
                             12/31/2012   12/31/2011    12/31/2012      12/31/2011      12/31/2012      12/31/2011
                             ----------  -----------  --------------  --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)................... $    1,921  $    71,956  $    1,715,124  $   (1,906,540) $   (9,498,157) $  (16,277,675)
  Capital gains
   distributions
   received.................     92,506      224,894               0               0               0               0
  Realized gain (loss) on
   shares redeemed..........     57,978       64,961      35,005,299     135,287,913      63,097,779     153,093,263
  Net change in unrealized
   gain (loss) on
   investments..............     78,913        9,552      68,738,262    (219,845,707)    114,899,466    (405,354,217)
                             ----------  -----------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    231,319      371,363     105,458,686     (86,464,334)    168,499,088    (268,538,629)
                             ----------  -----------  --------------  --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      4,227        3,926      32,894,925      41,004,114      67,204,401      81,430,897
  Surrenders, withdrawals
   and death benefits.......   (576,528)    (968,393)    (73,114,464)    (76,784,712)    (80,753,306)    (90,024,349)
  Net transfers between
   other subaccounts or
   fixed rate option........      6,003     (183,392)    101,234,390    (249,831,734)    224,162,819    (600,847,846)
  Withdrawal and other
   charges..................     (1,555)      (4,362)     (8,102,764)     (8,089,390)    (12,369,160)    (13,238,716)
                             ----------  -----------  --------------  --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (567,854)  (1,152,221)     52,912,088    (293,701,722)    198,244,755    (622,680,014)
                             ----------  -----------  --------------  --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   (336,535)    (780,858)    158,370,773    (380,166,056)    366,743,842    (891,218,643)

NET ASSETS
  Beginning of period.......  5,324,498    6,105,356   1,294,669,553   1,674,835,609   1,644,212,966   2,535,431,609
                             ----------  -----------  --------------  --------------  --------------  --------------
  End of period............. $4,987,963  $ 5,324,498  $1,453,040,326  $1,294,669,553  $2,010,956,808  $1,644,212,966
                             ==========  ===========  ==============  ==============  ==============  ==============

  Beginning units...........    295,070      361,486     134,049,515     167,521,127     183,236,026     259,219,350
                             ----------  -----------  --------------  --------------  --------------  --------------
  Units issued..............      8,619       20,852      58,598,508      76,093,287     124,599,929     156,372,086
  Units redeemed............    (39,563)     (87,268)    (54,313,882)   (109,564,899)   (106,364,103)   (232,355,410)
                             ----------  -----------  --------------  --------------  --------------  --------------
  Ending units..............    264,126      295,070     138,334,141     134,049,515     201,471,852     183,236,026
                             ==========  ===========  ==============  ==============  ==============  ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A55

                                             SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
    AST ADVANCED STRATEGIES       COLUMBIA VARIABLE PORTFOLIO -    AST INVESTMENT GRADE BOND
           PORTFOLIO                HIGH INCOME FUND                       PORTFOLIO               AST BOND PORTFOLIO 2015
------------------------------    ----------------------------  -------------------------------  --------------------------
  01/01/2012        01/01/2011    01/01/2012     01/01/2011        01/01/2012      01/01/2011     01/01/2012    01/01/2011
      TO                TO            TO             TO                TO              TO             TO            TO
  12/31/2012        12/31/2011    12/31/2012     12/31/2011        12/31/2012      12/31/2011     12/31/2012    12/31/2011
--------------    --------------  ----------     ----------     ---------------  --------------  ------------  ------------
$   (8,786,527)   $  (15,556,570)  $ 11,769       $ 12,806      $   (11,031,611) $      728,024  $    348,335  $   (533,539)
     6,352,214                 0          0              0           37,671,779     146,683,460     6,852,187    23,301,828
    63,605,450       153,895,697       (471)        (7,063)         265,506,749    (137,443,532)  (11,709,223)   (1,845,717)
   115,799,784      (203,458,202)    15,667          6,368          (73,279,870)     99,694,044     5,608,102   (16,634,927)
--------------    --------------   --------       --------      ---------------  --------------  ------------  ------------

   176,970,920       (65,119,075)    26,966         12,111          218,867,048     109,661,996     1,099,400     4,287,645
--------------    --------------   --------       --------      ---------------  --------------  ------------  ------------

    40,839,379        49,118,456        144            170                    0           2,303             0         4,817
   (79,384,691)      (82,257,524)    (5,264)       (74,891)         (89,883,969)    (55,968,385)  (13,397,113)  (12,108,139)
   191,348,445      (246,941,200)    13,119          7,611       (2,759,370,933)  4,351,802,896   (19,385,544)  (10,815,750)
    (9,464,193)       (8,801,087)      (331)          (195)         (26,349,978)    (19,066,174)      (49,688)      (57,461)
--------------    --------------   --------       --------      ---------------  --------------  ------------  ------------

   143,338,940      (288,881,355)     7,668        (67,305)      (2,875,604,880)  4,276,770,640   (32,832,345)  (22,976,533)
--------------    --------------   --------       --------      ---------------  --------------  ------------  ------------

   320,309,860      (354,000,430)    34,633        (55,194)      (2,656,737,832)  4,386,432,636   (31,732,945)  (18,688,888)

 1,522,265,097     1,876,265,527    192,910        248,104        4,798,061,153     411,628,517   115,390,892   134,079,780
--------------    --------------   --------       --------      ---------------  --------------  ------------  ------------
$1,842,574,957    $1,522,265,097   $227,543       $192,910      $ 2,141,323,321  $4,798,061,153  $ 83,657,947  $115,390,892
==============    ==============   ========       ========      ===============  ==============  ============  ============

   141,349,926       171,067,188     14,362         19,489          340,420,849      32,185,486     9,373,362    11,356,464
--------------    --------------   --------       --------      ---------------  --------------  ------------  ------------
    61,336,455        71,826,623        950          1,403          426,906,908     933,215,143     1,030,297     4,171,449
   (49,652,004)     (101,543,885)      (439)        (6,530)        (625,950,728)   (624,979,780)   (3,672,993)   (6,154,551)
--------------    --------------   --------       --------      ---------------  --------------  ------------  ------------
   153,034,377       141,349,926     14,873         14,362          141,377,029     340,420,849     6,730,666     9,373,362
==============    ==============   ========       ========      ===============  ==============  ============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A56

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                 SUBACCOUNTS
                             ----------------------------------------------------------------------------------

                                                                                        AST GLOBAL REAL ESTATE
                               AST BOND PORTFOLIO 2018      AST BOND PORTFOLIO 2019           PORTFOLIO
                             ---------------------------  --------------------------  -------------------------
                               01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
                                   TO            TO            TO            TO            TO           TO
                               12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
                             -------------  ------------  ------------  ------------  -----------  ------------
OPERATIONS
  Net investment income
   (loss)................... $  (6,344,396) $ (4,970,427) $ (1,123,483) $   (646,358) $   (74,213) $    243,459
  Capital gains
   distributions
   received.................     2,050,947    25,314,436    10,987,687    10,926,789            0             0
  Realized gain (loss) on
   shares redeemed..........    20,048,987    (1,901,927)   (2,527,418)   (2,994,493)     388,286       806,854
  Net change in unrealized
   gain (loss) on
   investments..............    (1,499,369)   14,179,295    (4,376,002)     (497,901)   6,167,021    (5,427,425)
                             -------------  ------------  ------------  ------------  -----------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    14,256,169    32,621,377     2,960,784     6,788,037    6,481,094    (4,377,112)
                             -------------  ------------  ------------  ------------  -----------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................            (0)       20,666            (0)        6,795    1,190,015     1,941,073
  Surrenders, withdrawals
   and death benefits.......   (45,812,009)  (24,814,732)  (10,368,007)   (4,739,314)  (1,661,760)   (1,384,867)
  Net transfers between
   other subaccounts or
   fixed rate option........  (130,074,296)  396,111,860   128,661,054   (29,725,069)  14,271,765   (14,137,691)
  Withdrawal and other
   charges..................      (135,347)      (72,438)      (29,352)      (30,978)    (239,154)     (229,815)
                             -------------  ------------  ------------  ------------  -----------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (176,021,652)  371,245,356   118,263,694   (34,488,566)  13,560,866   (13,811,300)
                             -------------  ------------  ------------  ------------  -----------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (161,765,484)  403,866,733   121,224,478   (27,700,529)  20,041,960   (18,188,412)

NET ASSETS
  Beginning of period.......   486,106,178    82,239,445    45,275,035    72,975,564   23,006,552    41,194,964
                             -------------  ------------  ------------  ------------  -----------  ------------
  End of period............. $ 324,340,694  $486,106,178  $166,499,513  $ 45,275,035  $43,048,512  $ 23,006,552
                             =============  ============  ============  ============  ===========  ============

  Beginning units...........    36,606,980     6,820,750     3,345,350     6,123,557    2,477,296     4,177,150
                             -------------  ------------  ------------  ------------  -----------  ------------
  Units issued..............     9,395,765    54,264,217    13,008,571     2,947,494    3,889,562     3,604,048
  Units redeemed............   (22,364,026)  (24,477,987)   (4,414,156)   (5,725,701)  (2,652,007)   (5,303,902)
                             -------------  ------------  ------------  ------------  -----------  ------------
  Ending units..............    23,638,719    36,606,980    11,939,765     3,345,350    3,714,851     2,477,296
                             =============  ============  ============  ============  ===========  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A57

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                                      FRANKLIN TEMPLETON
  AST PARAMETRIC EMERGING       VIP FOUNDING FUNDS ALLOCATION
  MARKETS EQUITY PORTFOLIO                   FUND                 AST BOND PORTFOLIO 2016     AST BOND PORTFOLIO 2020
---------------------------    -------------------------------  --------------------------  --------------------------
 01/01/2012       01/01/2011      01/01/2012      01/01/2011     01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO               TO              TO              TO             TO            TO            TO            TO
 12/31/2012       12/31/2011     09/21/2012**     12/31/2011     12/31/2012    12/31/2011    12/31/2012    12/31/2011
------------    -------------  ---------------  --------------  ------------  ------------  ------------  ------------
$   (713,178)   $  (1,348,297) $    18,321,629  $  (20,578,305) $ (1,329,978) $   (499,765) $    (28,965) $   (496,905)
   1,991,884                0                0               0       859,423     7,739,883     1,416,622     7,085,726
  (8,285,545)       2,714,854      110,977,096      13,257,175     2,508,852    (6,222,627)      758,279    (3,403,398)

  23,498,319      (44,636,610)     (19,094,723)    (85,378,105)     (409,472)    1,791,008    (1,818,518)    3,813,590
------------    -------------  ---------------  --------------  ------------  ------------  ------------  ------------

  16,491,481      (43,270,053)     110,204,002     (92,699,235)    1,628,825     2,808,499       327,417     6,999,013
------------    -------------  ---------------  --------------  ------------  ------------  ------------  ------------

   5,343,654        7,108,976       30,196,351      45,724,207             0         6,308        13,015        25,889

  (5,835,248)      (7,989,953)     (26,367,251)    (40,937,226)   (7,524,676)   (5,535,480)     (787,758)   (2,956,666)


  20,753,706      (73,737,392)  (1,031,577,684)   (317,627,210)  (49,682,695)   64,717,661   (17,025,190)  (69,386,502)
  (1,042,628)      (1,177,321)      (6,266,328)     (9,087,087)      (27,833)      (35,230)       (2,310)      (13,611)
------------    -------------  ---------------  --------------  ------------  ------------  ------------  ------------

  19,219,484      (75,795,690)  (1,034,014,911)   (321,927,316)  (57,235,202)   59,153,259   (17,802,242)  (72,330,890)
------------    -------------  ---------------  --------------  ------------  ------------  ------------  ------------

  35,710,965     (119,065,743)    (923,810,909)   (414,626,551)  (55,606,377)   61,961,758   (17,474,825)  (65,331,877)

 102,016,808      221,082,551      923,810,909   1,338,437,460   104,934,045    42,972,287    20,386,443    85,718,320
------------    -------------  ---------------  --------------  ------------  ------------  ------------  ------------
$137,727,773    $ 102,016,808  $             0  $  923,810,909  $ 49,327,668  $104,934,045  $  2,911,618  $ 20,386,443
============    =============  ===============  ==============  ============  ============  ============  ============

  11,536,546       19,650,035      101,260,654     141,667,629     9,659,948     4,241,307     1,825,419     8,913,944
------------    -------------  ---------------  --------------  ------------  ------------  ------------  ------------
  13,523,156       16,403,542       62,276,402      84,884,604     3,125,136    15,942,703       383,973     6,733,579
 (11,656,329)     (24,517,031)    (163,537,056)   (125,291,579)   (8,327,000)  (10,524,062)   (1,959,002)  (13,822,104)
------------    -------------  ---------------  --------------  ------------  ------------  ------------  ------------
  13,403,373       11,536,546                0     101,260,654     4,458,084     9,659,948       250,390     1,825,419
============    =============  ===============  ==============  ============  ============  ============  ============

** Date subaccount was no longer available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A58

  PRELIMINARY UNAUDITED FINANCIAL DATA OF PRUDENTIAL ANNUITIES LIFE ASSURANCE
             CORPORATION VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                               SUBACCOUNTS
                             -------------------------------------------------------------------------------
                              AST JENNISON LARGE-CAP    AST JENNISON LARGE-CAP
                                  VALUE PORTFOLIO          GROWTH PORTFOLIO        AST BOND PORTFOLIO 2017
                             ------------------------  ------------------------  ---------------------------
                              01/01/2012   01/01/2011   01/01/2012   01/01/2011    01/01/2012    01/01/2011
                                  TO           TO           TO           TO            TO            TO
                              12/31/2012   12/31/2011   12/31/2012   12/31/2011    12/31/2012    12/31/2011
                             -----------  -----------  -----------  -----------  -------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $  (222,020) $  (260,738) $  (414,841) $  (250,037) $  (3,834,417) $ (3,580,256)
  Capital gains
   distributions
   received.................           0       75,552            0            0              0     5,526,234
  Realized gain (loss) on
   shares redeemed..........   1,518,468     (228,467)    (219,063)    (557,811)    10,573,344     1,722,711
  Net change in unrealized
   gain (loss) on
   investments..............      40,184   (2,618,649)   2,282,980     (701,515)       516,035    10,398,528
                             -----------  -----------  -----------  -----------  -------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   1,336,632   (3,032,302)   1,649,076   (1,509,363)     7,254,961    14,067,217
                             -----------  -----------  -----------  -----------  -------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     609,631      681,863    1,167,576      619,496              0        17,214
  Surrenders, withdrawals
   and death benefits.......  (2,050,160)  (1,592,139)  (1,972,261)  (1,154,411)   (32,558,233)  (20,383,928)
  Net transfers between
   other subaccounts or
   fixed rate option........   3,894,405      713,366    9,754,180    5,474,521   (114,909,888)  152,920,965
  Withdrawal and other
   charges..................    (106,038)    (105,270)    (168,624)     (84,766)       (70,931)      (61,943)
                             -----------  -----------  -----------  -----------  -------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   2,347,838     (302,180)   8,780,871    4,854,840   (147,539,053)  132,492,308
                             -----------  -----------  -----------  -----------  -------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   3,684,470   (3,334,482)  10,429,947    3,345,477   (140,284,092)  146,559,525

NET ASSETS
  Beginning of period.......  13,910,226   17,244,708   14,435,075   11,089,598    313,345,033   166,785,508
                             -----------  -----------  -----------  -----------  -------------  ------------
  End of period............. $17,594,696  $13,910,226  $24,865,022  $14,435,075  $ 173,060,941  $313,345,033
                             ===========  ===========  ===========  ===========  =============  ============

  Beginning units...........   1,305,558    1,498,334    1,294,441      985,526     26,813,400    15,542,168
                             -----------  -----------  -----------  -----------  -------------  ------------
  Units issued..............   2,222,038    2,685,196    3,568,469    3,757,287      6,389,097    36,155,261
  Units redeemed............  (2,044,973)  (2,877,972)  (2,894,991)  (3,448,372)   (18,794,253)  (24,884,029)
                             -----------  -----------  -----------  -----------  -------------  ------------
  Ending units..............   1,482,623    1,305,558    1,967,919    1,294,441     14,408,244    26,813,400
                             ===========  ===========  ===========  ===========  =============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A59

                                       SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
                               WELLS FARGO ADVANTAGE VT  WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT
                               INTRINSIC VALUE PORTFOLIO OMEGA GROWTH PORTFOLIO   SMALL CAP VALUE PORTFOLIO
  AST BOND PORTFOLIO 2021            SHARE CLASS 2            SHARE CLASS 2            SHARE CLASS 1
---------------------------    ------------------------  ----------------------   ------------------------
  01/01/2012      01/01/2011    01/01/2012   01/01/2011  01/01/2012   01/01/2011  01/01/2012   01/01/2011
      TO              TO            TO           TO          TO           TO          TO           TO
  12/31/2012      12/31/2011    12/31/2012   12/31/2011  12/31/2012   12/31/2011  12/31/2012   12/31/2011
-------------    ------------  -----------  -----------  ----------   ----------  ----------   ----------
$  (3,531,020)   $ (5,847,535) $   (33,149) $  (183,921) $  (42,079)  $  (45,721) $   (3,507)  $   (8,653)
    4,373,546               0            0            0     202,470       27,593           0            0
   27,301,885      28,417,819      644,518    1,427,511      91,251      151,754      78,151       56,056
  (17,800,424)     30,591,554    1,808,516   (1,908,275)    241,083     (333,286)     87,048     (196,194)
-------------    ------------  -----------  -----------  ----------   ----------  ----------   ----------

   10,343,986      53,161,838    2,419,885     (664,685)    492,725     (199,660)    161,692     (148,791)
-------------    ------------  -----------  -----------  ----------   ----------  ----------   ----------

      107,223           1,229       54,648      153,816      10,907        4,046       6,185        4,280
  (24,498,486)    (19,717,863)  (1,897,726)  (2,794,251)   (275,963)    (498,189)   (294,675)    (265,006)
 (210,556,718)    219,939,251      296,850   (1,358,273)    (57,880)     (95,509)    (86,884)     (72,735)
      (76,484)       (139,159)     (11,416)     (12,471)     (1,908)      (3,030)     (4,625)      (5,423)
-------------    ------------  -----------  -----------  ----------   ----------  ----------   ----------

 (235,024,464)    200,083,458   (1,557,644)  (4,011,179)   (324,844)    (592,682)   (379,998)    (338,884)
-------------    ------------  -----------  -----------  ----------   ----------  ----------   ----------

 (224,680,478)    253,245,296      862,241   (4,675,864)    167,881     (792,342)   (218,307)    (487,675)

  386,213,951     132,968,655   14,246,415   18,922,279   2,756,689    3,549,031   1,407,869    1,895,544
-------------    ------------  -----------  -----------  ----------   ----------  ----------   ----------
$ 161,533,473    $386,213,951  $15,108,656  $14,246,415  $2,924,570   $2,756,689  $1,189,562   $1,407,869
=============    ============  ===========  ===========  ==========   ==========  ==========   ==========

   29,916,565      12,100,446    1,327,336    1,674,773     242,219      290,415     129,999      160,403
-------------    ------------  -----------  -----------  ----------   ----------  ----------   ----------
    6,359,909      62,454,686      287,991      689,162       5,100       15,930       9,046        5,437
  (24,293,598)    (44,638,567)    (434,960)  (1,036,599)    (30,801)     (64,126)    (41,605)     (35,841)
-------------    ------------  -----------  -----------  ----------   ----------  ----------   ----------
   11,982,876      29,916,565    1,180,367    1,327,336     216,518      242,219      97,440      129,999
=============    ============  ===========  ===========  ==========   ==========  ==========   ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A60

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                              SUBACCOUNTS
                             ---------------------------------------------------------------------------------
                             WELLS FARGO ADVANTAGE VT  WELLS FARGO ADVANTAGE VT    WELLS FARGO ADVANTAGE VT
                              OMEGA GROWTH PORTFOLIO   SMALL CAP GROWTH PORTFOLIO INTERNATIONAL EQUITY PORTFOLIO
                                   SHARE CLASS 1             SHARE CLASS 1              SHARE CLASS 1
                             ------------------------  ------------------------   -----------------------------
                              01/01/2012   01/01/2011   01/01/2012    01/01/2011   01/01/2012     01/01/2011
                                  TO           TO           TO            TO           TO             TO
                              12/31/2012   12/31/2011   12/31/2012    12/31/2011   12/31/2012     12/31/2011
                             -----------  -----------  -----------   -----------   -----------    ------------
OPERATIONS
  Net investment income
   (loss)................... $  (402,530) $  (421,071) $  (232,641)  $  (311,080) $     4,172    $   (287,236)
  Capital gains
   distributions
   received.................   1,697,220      246,098      703,693             0    1,380,001       1,314,994
  Realized gain (loss) on
   shares redeemed..........   2,545,859    1,925,273    1,175,758     1,819,750       93,104       1,214,815
  Net change in unrealized
   gain (loss) on
   investments..............     386,612   (4,286,984)    (633,075)   (3,056,076)     855,868      (6,610,830)
                             -----------  -----------  -----------   -----------   -----------    ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   4,227,160   (2,536,684)   1,013,736    (1,547,406)   2,333,144      (4,368,257)
                             -----------  -----------  -----------   -----------   -----------    ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     196,801      188,373      101,968       155,542      199,481         379,823
  Surrenders, withdrawals
   and death benefits.......  (3,557,242)  (3,988,943)  (1,787,569)   (2,846,268)  (2,562,326)     (4,380,426)
  Net transfers between
   other subaccounts or
   fixed rate option........   1,445,806    4,177,813   (1,475,106)   (4,860,026)  (1,548,337)     (3,432,213)
  Withdrawal and other
   charges..................     (27,280)     (29,636)     (18,473)      (22,714)     (31,255)        (38,142)
                             -----------  -----------  -----------   -----------   -----------    ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (1,941,916)     347,607   (3,179,180)   (7,573,466)  (3,942,437)     (7,470,958)
                             -----------  -----------  -----------   -----------   -----------    ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   2,285,244   (2,189,077)  (2,165,444)   (9,120,872)  (1,609,293)    (11,839,215)

NET ASSETS
  Beginning of period.......  22,322,891   24,511,968   15,304,590    24,425,462   22,584,958      34,424,173
                             -----------  -----------  -----------   -----------   -----------    ------------
  End of period............. $24,608,135  $22,322,891  $13,139,146   $15,304,590  $20,975,665    $ 22,584,958
                             ===========  ===========  ===========   ===========   ===========    ============

  Beginning units...........   1,760,535    1,861,068    1,325,957     1,993,460    1,695,608       2,222,067
                             -----------  -----------  -----------   -----------   -----------    ------------
  Units issued..............     998,931    1,133,454      393,137       542,427      403,960         557,572
  Units redeemed............  (1,106,171)  (1,233,987)    (650,902)   (1,209,930)    (689,818)     (1,084,031)
                             -----------  -----------  -----------   -----------   -----------    ------------
  Ending units..............   1,653,295    1,760,535    1,068,192     1,325,957    1,409,750       1,695,608
                             ===========  ===========  ===========   ===========   ===========    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A61

                                         SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
                              AST QUANTITATIVE MODELING    AST BLACKROCK GLOBAL       INVESCO V.I. CAPITAL
  AST BOND PORTFOLIO 2022            PORTFOLIO             STRATEGIES PORTFOLIO         DEVELOPMENT FUND
--------------------------    -----------------------   -------------------------  -------------------------
 01/01/2012      01/03/2011*   01/01/2012   04/29/2011*  01/01/2012   04/29/2011*   01/01/2012   04/29/2011*
     TO              TO            TO           TO           TO           TO            TO           TO
 12/31/2012      12/31/2011    12/31/2012   12/31/2011   12/31/2012   12/31/2011   04/30/2012**  12/31/2011
------------    ------------  -----------   ----------- ------------  -----------  ------------  -----------
$ (6,355,367)   $ (1,418,001) $   (89,246)  $  (23,186) $ (1,203,129) $  (471,269) $    (72,717) $  (202,714)
     669,490               0            0            0             0            0             0            0
  10,769,467       5,670,020       (5,315)     (42,519)      460,367   (2,124,836)     (830,299)  (2,006,075)
  10,218,618       6,796,908      621,453     (112,190)    7,531,688     (572,766)    2,737,831   (2,737,831)
------------    ------------  -----------   ----------  ------------  -----------  ------------  -----------

  15,302,207      11,048,927      526,893     (177,895)    6,788,926   (3,168,871)    1,834,815   (4,946,620)
------------    ------------  -----------   ----------  ------------  -----------  ------------  -----------

     128,875           5,458      157,810        5,540     3,173,016      838,728        11,504       98,771
 (21,107,546)     (3,178,681)    (297,388)    (101,041)   (4,711,230)  (1,000,299)   (1,320,581)  (2,432,941)
  72,438,500     224,310,127    6,700,219    3,852,694    42,749,874   59,156,542   (14,478,845)  21,255,570
    (134,345)         (5,300)      (1,807)        (524)     (530,228)    (144,245)       (6,131)     (15,541)
------------    ------------  -----------   ----------  ------------  -----------  ------------  -----------

  51,325,484     221,131,604    6,558,834    3,756,669    40,681,432   58,850,726   (15,794,054)  18,905,859
------------    ------------  -----------   ----------  ------------  -----------  ------------  -----------

  66,627,691     232,180,531    7,085,726    3,578,774    47,470,358   55,681,855   (13,959,239)  13,959,239

 232,180,531               0    3,578,774            0    55,681,855            0    13,959,239            0
------------    ------------  -----------   ----------  ------------  -----------  ------------  -----------
$298,808,222    $232,180,531  $10,664,500   $3,578,774  $103,152,213  $55,681,855  $          0  $13,959,239
============    ============  ===========   ==========  ============  ===========  ============  ===========

  19,366,598               0      402,004            0     6,080,836            0     1,706,894            0
------------    ------------  -----------   ----------  ------------  -----------  ------------  -----------
  23,924,648      28,806,518      844,784      458,117     9,601,227   10,599,829        94,553    3,528,203
 (19,229,658)     (9,439,920)    (169,593)     (56,113)   (5,431,006)  (4,518,993)   (1,801,447)  (1,821,309)
------------    ------------  -----------   ----------  ------------  -----------  ------------  -----------
  24,061,588      19,366,598    1,077,195      402,004    10,251,057    6,080,836             0    1,706,894
============    ============  ===========   ==========  ============  ===========  ============  ===========

*  Date subaccount became available for investment

** Date subaccount was no longer available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A62

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                            SUBACCOUNTS
                             ----------------------------------------------------------------------------
                                                       COLUMBIA VARIABLE PORTFOLIO
                                   INVESCO V.I.            SHORT DURATION             COLUMBIA VARIABLE
                               DIVERSIFIED DIVIDEND         US GOVERNMENT                PORTFOLIO -
                                       FUND                     FUND                     GROWTH FUND
                             ------------------------  --------------------------  ----------------------
                              01/01/2012  04/29/2011*  01/01/2012    04/29/2011*   01/01/2012  04/29/2011*
                                  TO          TO           TO            TO            TO          TO
                              12/31/2012  12/31/2011   12/31/2012    12/31/2011    12/31/2012  12/31/2011
                             -----------  -----------  ----------    -----------   ----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $    93,659  $  (139,459) $    1,067    $   (8,617)   $  (45,182) $  (30,454)
  Capital gains
   distributions
   received.................           0            0           0             0             0           0
  Realized gain (loss) on
   shares redeemed..........      52,612     (588,932)      3,454           790        (1,934)    (47,281)
  Net change in unrealized
   gain (loss) on
   investments..............   2,127,301     (775,850)      3,352        11,836       811,616    (577,708)
                             -----------  -----------   ----------   ----------    ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   2,273,572   (1,504,241)      7,873         4,009       764,501    (655,443)
                             -----------  -----------   ----------   ----------    ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     180,897      122,331       1,175        11,029         3,725       5,056
  Surrenders, withdrawals
   and death benefits.......  (2,205,298)  (1,548,064)   (244,912)      (30,525)     (355,849)   (328,150)
  Net transfers between
   other subaccounts or
   fixed rate option........   3,977,902   15,325,155      51,886     1,252,277      (106,482)  5,143,351
  Withdrawal and other
   charges..................     (16,475)     (10,307)     (1,228)         (836)       (6,694)     (4,772)
                             -----------  -----------   ----------   ----------    ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   1,937,025   13,889,115    (193,079)    1,231,945      (465,300)  4,815,485
                             -----------  -----------   ----------   ----------    ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   4,210,597   12,384,874    (185,207)    1,235,954       299,200   4,160,042

NET ASSETS
  Beginning of period.......  12,384,874            0   1,235,954             0     4,160,042           0
                             -----------  -----------   ----------   ----------    ----------  ----------
  End of period............. $16,595,471  $12,384,874  $1,050,747    $1,235,954    $4,459,242  $4,160,042
                             ===========  ===========   ==========   ==========    ==========  ==========

  Beginning units...........   1,357,025            0     123,246             0       475,230           0
                             -----------  -----------   ----------   ----------    ----------  ----------
  Units issued..............   1,208,521    2,311,893       6,823       135,176         5,220     531,387
  Units redeemed............  (1,010,492)    (954,868)    (25,984)      (11,930)      (52,613)    (56,157)
                             -----------  -----------   ----------   ----------    ----------  ----------
  Ending units..............   1,555,054    1,357,025     104,085       123,246       427,837     475,230
                             ===========  ===========   ==========   ==========    ==========  ==========

*  Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A63

                                      SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------

 WELLS FARGO ADVANTAGE     WELLS FARGO ADVANTAGE                               AST NEUBERGER BERMAN
    VT OPPORTUNITY             VT OPPORTUNITY      AST PRUDENTIAL CORE BOND         CORE BOND
    FUND - CLASS 1             FUND - CLASS 2              PORTFOLIO                PORTFOLIO
----------------------    -----------------------  ------------------------  -----------------------
01/01/2012    08/26/2011*  01/01/2012  08/26/2011*  01/01/2012  10/31/2011*   01/01/2012  10/31/2011*
    TO            TO           TO          TO           TO          TO            TO          TO
12/31/2012    12/31/2011   12/31/2012  12/31/2011   12/31/2012  12/31/2011    12/31/2012  12/31/2011
----------    ----------- -----------  ----------- -----------  -----------  -----------  -----------
$  (29,270)   $  (18,221) $   (85,652) $  (31,998) $  (322,190) $   (18,804) $  (286,922) $  (15,888)
     1,175             0        2,259           0       48,375            0       14,613           0
   123,375         7,623      157,652      16,054      563,527         (275)     391,430      (7,240)
   361,969       180,011      776,180     321,696      699,598      102,770      410,694      51,501
----------    ----------  -----------  ----------  -----------  -----------  -----------  ----------

   457,248       169,413      850,439     305,752      989,310       83,691      529,815      28,373
----------    ----------  -----------  ----------  -----------  -----------  -----------  ----------

    12,450         6,361        9,358       3,053    1,550,106        8,634    1,156,157     509,478
  (624,467)     (190,611)    (940,814)   (325,021)  (3,310,094)     (95,808)  (2,028,946)    (60,125)
  (259,803)    3,586,809     (160,259)  6,502,422   17,638,203   16,153,810   16,330,225   7,627,012
    (9,132)       (3,757)      (2,667)     (1,079)    (142,158)      (4,346)    (131,761)     (9,105)
----------    ----------  -----------  ----------  -----------  -----------  -----------  ----------

  (880,951)    3,398,802   (1,094,382)  6,179,375   15,736,057   16,062,290   15,325,676   8,067,260
----------    ----------  -----------  ----------  -----------  -----------  -----------  ----------

  (423,703)    3,568,215     (243,944)  6,485,127   16,725,367   16,145,981   15,855,491   8,095,633

 3,568,215             0    6,485,127           0   16,145,981            0    8,095,633           0
----------    ----------  -----------  ----------  -----------  -----------  -----------  ----------
$3,144,512    $3,568,215  $ 6,241,183  $6,485,127  $32,871,348  $16,145,981  $23,951,124  $8,095,633
==========    ==========  ===========  ==========  ===========  ===========  ===========  ==========

   333,023             0      605,954           0    1,603,609            0      803,924           0
----------    ----------  -----------  ----------  -----------  -----------  -----------  ----------
    10,314       394,802        5,060     651,292    4,893,558    1,697,367    4,331,584   1,057,037
   (86,301)      (61,779)     (99,023)    (45,338)  (3,397,746)     (93,758)  (2,827,113)   (253,113)
----------    ----------  -----------  ----------  -----------  -----------  -----------  ----------
   257,036       333,023      511,991     605,954    3,099,421    1,603,609    2,308,395     803,924
==========    ==========  ===========  ==========  ===========  ===========  ===========  ==========

*  Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A64

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                SUBACCOUNTS
                             ---------------------------------------------------------------------------------
                                             AST FRANKLIN        AST           AST
                                              TEMPLETON     NEW DISCOVERY WESTERN ASSET  AST MFS   INVESCO VAN
                                            FOUNDING FUNDS      ASSET       EMERGING    LARGE-CAP  KAMPEN V.I.
                                AST BOND      ALLOCATION     ALLOCATION   MARKETS DEBT    VALUE      MID CAP
                             PORTFOLIO 2023   PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO  GROWTH FUND
                             -------------- --------------  ------------- ------------- ---------- -----------
                               1/3/2012*      4/30/2012*     4/30/2012*    4/20/2012*   8/20/2012* 4/27/2012*
                                   TO             TO             TO            TO           TO         TO
                               12/31/2012     12/31/2012     12/31/2012    12/31/2012   12/31/2012 12/31/2012
                             -------------- --------------  ------------- ------------- ---------- -----------
OPERATIONS
  Net investment income
   (loss)...................  $   (720,825) $   (5,581,229) $    312,298   $   (3,626)   $ (3,538) $  (128,358)
  Capital gains
   distributions
   received.................             0               0             0            0           0        4,024
  Realized gain (loss) on
   shares redeemed..........       821,901      (3,260,873)   (1,801,329)       1,203       7,966     (129,507)
  Net change in unrealized
   gain (loss) on
   investments..............       181,029      14,693,376     5,918,204       29,062       9,276     (196,586)
                              ------------  --------------  ------------   ----------    --------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............       282,106       5,851,274     4,429,173       26,639      13,704     (450,427)
                              ------------  --------------  ------------   ----------    --------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................             0       2,978,713     1,741,285          226       8,327      471,712
  Surrenders, withdrawals
   and death benefits.......    (1,776,619)    (11,507,869)  (11,270,155)     (25,139)     (4,704)  (1,313,185)
  Net transfers between
   other subaccounts or
   fixed rate option........   107,786,778   1,199,960,762   195,270,947    1,400,990     851,112   13,674,048
  Withdrawal and other
   charges..................        (1,377)     (2,756,945)     (506,880)         (52)     (1,361)     (11,990)
                              ------------  --------------  ------------   ----------    --------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   106,008,783   1,188,674,662   185,235,198    1,376,025     853,375   12,820,585
                              ------------  --------------  ------------   ----------    --------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   106,290,888   1,194,525,936   189,664,371    1,402,664     867,079   12,370,158

NET ASSETS
  Beginning of period.......             0               0             0            0           0            0
                              ------------  --------------  ------------   ----------    --------  -----------
  End of period.............  $106,290,888  $1,194,525,936  $189,664,371   $1,402,664    $867,079  $12,370,158
                              ============  ==============  ============   ==========    ========  ===========

  Beginning units...........             0               0             0            0           0            0
                              ------------  --------------  ------------   ----------    --------  -----------
  Units issued..............    11,588,530     129,675,187    28,063,039      142,494     132,434    1,649,605
  Units redeemed............    (1,339,619)    (18,520,350)   (9,696,094)      (7,506)    (47,414)    (384,705)
                              ------------  --------------  ------------   ----------    --------  -----------
  Ending units..............    10,248,911     111,154,837    18,366,945      134,988      85,020    1,264,900
                              ============  ==============  ============   ==========    ========  ===========

*  Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A65

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 1: GENERAL

        Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as the "Separate Account", is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Prudential Annuities Life Assurance Corporation ("Prudential Annuities" or the "Company"), which became a majority owned subsidiary of Prudential Financial, Inc. on May 1, 2003, commenced operations of the Separate Account, pursuant to Connecticut law on November 25, 1987. Under (S)38a-433 of the Connecticut General Statutes, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Prudential Annuities. However, the Separate Account's obligations, including insurance benefits related to the annuities, are the obligations of Prudential Annuities.

        The Separate Account is used as a funding vehicle for several flexible premium deferred variable annuity contracts, as well as two immediate variable annuities issued by Prudential Annuities. The following is a list of each variable annuity product funded through the Separate Account.

 LifeVest Personal Security Annuity     Imperium
  ("PSA")                               Advanced Series XTra Credit
 Alliance Capital Navigator ("ACN")      FOUR ("XTtra Credit FOUR")
 Advanced Series Advisor Plan ("ASAP")  Advanced Series XTra Credit FOUR
 Advanced Series Advisor Plan II         Premier ("XTra Credit FOUR Premier")
  ("ASAPII")                            Advanced Series XTra Credit SIX
 Harvester Variable Annuity              ("XTra Credit SIX")
  ("Harvester Variable Annuity")        Advanced Series XTra Credit
 Advanced Series Advisor Plan II         EIGHT ("XTra Credit EIGHT")
  Premier ("ASAP II Premier")           Advanced Series Protector ("AS
 Advanced Series Advisor Plan III        Protector")
  ("ASAP III")                          Wells Fargo Stagecoach Variable
 Advanced Series Apex ("Apex")           Annuity ("Stagecoach")
 Wells Fargo Stagecoach Apex            Wells Fargo Stagecoach Variable
 Advanced Series Apex II ("ApexII")      Annuity Plus ("Stagecoach VA+")
 Advanced Series LifeVest ("ASL")       Advanced Series Advisors Choice
 Wells Fargo Stagecoach Variable         ("Choice")
  Annuity Flex ("Stagecoach Flex")      Advanced Series Advisors Choice
 Advanced Series LifeVest Premier        2000 ("Choice 2000")
  ("ASL Premier")                       Advanced Series Impact ("AS Impact")
 Advanced Series LifeVest II ("ASL II") Defined Investments Annuity
 Advanced Series LifeVest II Premier    Galaxy Variable Annuity III ("Galaxy
  (ASL II Premier")                      III")
 Advanced Series XTra Credit ("XTra     Advanced Series Advisors Income
  Credit")                               Annuity ("ASAIA")
 Stagecoach Apex II                     Advanced Series Variable Immediate
 Stagecoach ASAP III                     Annuity ("ASVIA")
 Stagecoach XTra Credit SIX             Advanced Series Optimum
 Wells Fargo Stagecoach Extra           Advanced Series Optimum Plus
  Credit ("Stagecoach Extra Credit")    Advanced Series Optimum Four
 Harvester XTra Credit ("Harvester      Advanced Series Optimum Extra
  XTra Credit")                         Advanced Series Cornerstone
 Advanced Series XTra Credit
  Premier ("XTra Credit Premier")
 Emerald Choice

        The Annuities named above may be used as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for "non-qualified" investments. When an Annuity is purchased as a "qualified" investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.

        The Separate Account consists of one hundred and forty six subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Advanced Series

                                      A66

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 1: GENERAL (CONTINUED)

        Trust, (collectively the "Series Fund") or one of the non-Prudential administered funds (collectively, the "Portfolios"). Certain subaccounts are available with only certain variable annuities offered through the Separate Account.

        The name of each Portfolio and the corresponding subaccount name are as follows:

AST Goldman Sachs Large-Cap Value Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST American Century Income & Growth Portfolio*
AST Schroders Multi-Asset World Strategies Portfolio
AST Money Market Portfolio
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST BlackRock Value Portfolio
AST High Yield Portfolio
AST Federated Aggressive Growth Portfolio
AST Mid-Cap Value Portfolio
AST Small-Cap Value Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Core Fixed Income Portfolio
AST Marsico Capital Growth Portfolio
AST MFS Growth Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Small-Cap Growth Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST T. Rowe Price Equity Income Portfolio
AST QMA US Equity Alpha Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST International Value Portfolio
AST MFS Global Equity Portfolio
AST JPMorgan International Equity Portfolio
AST T. Rowe Price Global Bond Portfolio
AST International Growth Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Advanced Strategies Portfolio
AST Schroders Global Tactical Portfolio
AST CLS Moderate Asset Allocation Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST Horizon Moderate Asset Allocation Portfolio
AST FI Pyramis(R) Asset Allocation Portfolio
AST Investment Grade Bond Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Bond Portfolio 2015
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Global Real Estate Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST Bond Portfolio 2016
AST Bond Portfolio 2020
AST Jennison Large-Cap Value Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Bond Portfolio 2017
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Quantitative Modeling Portfolio
AST BlackRock Global Strategies Portfolio
AST Prudential Core Bond Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Bond Portfolio 2023
AST Franklin Templeton Founding Funds Allocation Portfolio
AST New Discovery Asset Allocation Portfolio
AST Western Asset Emerging Markets Debt Portfolio
AST MFS Large-Cap Value Portfolio
Davis Value Portfolio
Columbia Variable Portfolio - Asset Allocation Fund
Columbia Variable Portfolio - Money Market Fund
Columbia Variable Portfolio - Small Company Growth Fund
Columbia Variable Portfolio - High Income Fund
Franklin Templeton VIP Founding Funds Allocation Fund*
Prudential SP International Growth Portfolio
NVIT Developing Markets Fund
The DOW DART 10 Portfolio
First Trust Target Focus Four Portfolio
Global Dividend Target 15 Portfolio
NASDAQ Target 15 Portfolio
S&P Target 24 Portfolio
Target Managed VIP Portfolio
Value Line Target 25 Portfolio
The DOW Target Dividend Portfolio
ProFund VP Asia 30
ProFund VP Banks
ProFund VP Bear
ProFund VP Biotechnology
ProFund VP Basic Materials
ProFund VP UltraBull
ProFund VP Bull
ProFund VP Consumer Services
ProFund VP Consumer Goods Portfolio
ProFund VP Oil & Gas
ProFund VP Europe 30

                                      A67

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 1: GENERAL (CONTINUED)

ProFund VP Financials
ProFund VP U.S. Government Plus
ProFund VP Health Care
ACCESS VP High Yield Fund
ProFund VP Industrials
ProFund VP Internet
ProFund VP Japan
ProFund VP Precious Metals
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Pharmaceuticals
ProFund VP Real Estate
ProFund VP Rising Rates Opportunity
ProFund VP NASDAQ-100
ProFund VP Semiconductor
ProFund VP Small-Cap Growth
ProFund VP Short Mid-Cap
ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Small-Cap Value
ProFund VP Technology
ProFund VP Telecommunications
ProFund VP UltraMid-Cap
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
Columbia Variable Portfolio Short Duration US Government Fund
Rydex VT Nova
Rydex VT NASDAQ-100
Rydex VT Inverse S&P 500 Strategy
Columbia Variable Portfolio - Growth Fund
Invesco V.I. Capital Development Fund*
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Technology Fund
Invesco Van Kampen V.I. Mid Cap Growth Fund
Wells Fargo Advantage VT Index Asset Allocation Fund
Wells Fargo Advantage VT International Equity Portfolio Share Class 2
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 2
Wells Fargo Advantage VT Total Return Bond
Wells Fargo Advantage VT International Equity Portfolio Share Class 1
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 2
Wells Fargo Advantage VT Opportunity Fund - Class 1
Wells Fargo Advantage VT Opportunity Fund - Class 2
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1
        --------
        *  Subaccount no longer available for investment as of December 31, 2012

        The Series Funds are diversified open-ended management investment companies, and each portfolio of the Series Fund is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Series Funds and externally managed portfolios. Additional information on these subaccounts is available upon request to the appropriate companies.

        The following table sets forth the dates at which mergers took place in the account along with relevant information pertaining to each merger. The transfer from the old subaccounts to the new subaccounts are reflected in the Statement of Changes in Net Assets for the year ended December 31, 2012 as net transfers between subaccounts. The transfer occurred as follows:

                                          PRELIMINARY UNAUDITED
                                 ----------------------------------------
                                  REMOVED PORTFOLIO   SURVIVING PORTFOLIO
       APRIL 27, 2012            -------------------- -------------------
                                                          INVESCO VAN
                                 INVESCO V.I. CAPITAL   KAMPEN V.I. MID
                                   DEVELOPMENT FUND     CAP GROWTH FUND
                                 -------------------- -------------------
       Shares...................       1,016,119            3,513,735
       Value....................     $     14.19          $      3.99
       Net assets before merger.     $14,418,722          $   426,728
       Net assets after merger..     $         0          $14,446,532

                                      A68

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 1: GENERAL (CONTINUED)

                                          PRELIMINARY UNAUDITED
                                  --------------------------------------
                                  REMOVED PORTFOLIO SURVIVING PORTFOLIO
        MAY 04, 2012              ----------------- --------------------
                                    AST AMERICAN          AST NEW
                                  CENTURY INCOME &    DISCOVERY ASSET
                                  GROWTH PORTFOLIO  ALLOCATION PORTFOLIO
                                  ----------------- --------------------
        Shares...................      16,182,591          23,054,317
        Value....................  $        14.25      $        10.00
        Net assets before merger.  $  230,601,923      $    1,653,265
        Net assets after merger..  $            0      $  232,177,986

                                  REMOVED PORTFOLIO SURVIVING PORTFOLIO
        SEPTEMBER 21, 2012        ----------------- --------------------
                                      FRANKLIN          AST FRANKLIN
                                    TEMPLETON VIP        TEMPLETON
                                   FOUNDING FUNDS      FOUNDING FUNDS
                                   ALLOCATION FUND  ALLOCATION PORTFOLIO
                                  ----------------- --------------------
        Shares...................     145,152,115         112,964,668
        Value....................  $         8.36      $        10.74
        Net assets before merger.  $1,213,341,047      $   21,912,034
        Net assets after merger..  $            0      $1,235,152,565

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined on a First in, First out (FIFO) basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex-distribution date.

        NEW ACCOUNTING PRONOUNCEMENTS

        Effective January 1, 2012, the Account adopted, prospectively, updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. The expanded disclosures required by this guidance are included in Note 3. Adoption of this guidance did not have a material effect on the Account's net assets or results of operations.

                                      A69

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 3: FAIR VALUE


        Fair Value Measurement--Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value established a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions, (ii) current prices,
        (iii) price quotes not varying substantially among market makers,
        (iv) narrow bid/ask spreads and (v) most information publicly available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset, either directly or indirectly, for substantially the full term of the asset through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the asset or liability. These inputs reflect the Account's assumptions about the inputs market participants would use in pricing the asset or liability. As of December 31, 2012, the Account did not have any Level 3 assets or liabilities.

        As of December 31, 2012, all funds have been classified as Level 1 with the exception of proprietary funds, consisting of Series Fund, and any non-proprietary funds not available for public investment, which are classified as Level 2. The Level 2 fund balances of assets and liabilities measured at fair value on a recurring basis, as of December 31, 2012, are presented below.

                                                          PRELIMINARY UNAUDITED
                                                          ---------------------
 Proprietary Funds (Series Fund).........................    $43,448,726,358
 Davis Value Portfolio...................................    $     1,138,982
 Columbia Variable Portfolio - Asset Allocation Fund.....    $     4,822,349
 Columbia Variable Portfolio - Money Market Fund.........    $     1,017,489
 Columbia Variable Portfolio - Small Company Growth Fund.    $       381,023
 Columbia Variable Portfolio - High Income Fund..........    $       227,543
 NVIT Developing Markets Fund............................    $    78,997,094
 ProFund VP Asia 30......................................    $    22,804,193
 ProFund VP Banks........................................    $     6,430,427
 ProFund VP Bear.........................................    $     9,946,938
 ProFund VP Biotechnology................................    $    10,864,210
 ProFund VP Basic Materials..............................    $    13,665,207
 ProFund VP UltraBull....................................    $     8,024,345
 ProFund VP Bull.........................................    $    39,464,771

                                      A70

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 3: FAIR VALUE (CONTINUED)

                                                                       PRELIMINARY UNAUDITED
                                                                       ---------------------
ProFund VP Consumer Services..........................................      $10,839,632
ProFund VP Consumer Goods Portfolio...................................      $11,414,372
ProFund VP Oil & Gas..................................................      $35,104,740
ProFund VP Europe 30..................................................      $18,716,712
ProFund VP Financials.................................................      $16,277,079
ProFund VP U.S. Government Plus.......................................      $26,886,002
ProFund VP Health Care................................................      $24,162,673
ACCESS VP High Yield Fund.............................................      $26,571,348
ProFund VP Industrials................................................      $ 9,293,000
ProFund VP Internet...................................................      $ 5,732,829
ProFund VP Japan......................................................      $ 7,983,185
ProFund VP Precious Metals............................................      $53,300,876
ProFund VP Mid-Cap Growth.............................................      $28,057,229
ProFund VP Mid-Cap Value..............................................      $22,991,866
ProFund VP Pharmaceuticals............................................      $ 7,029,288
ProFund VP Real Estate................................................      $16,659,586
ProFund VP Rising Rates Opportunity...................................      $ 9,051,615
ProFund VP NASDAQ-100.................................................      $22,815,014
ProFund VP Semiconductor..............................................      $ 1,044,568
ProFund VP Small-Cap Growth...........................................      $20,943,937
ProFund VP Short Mid-Cap..............................................      $ 1,043,314
ProFund VP Short NASDAQ-100...........................................      $ 3,830,882
ProFund VP Short Small-Cap............................................      $ 2,657,305
ProFund VP Small-Cap Value............................................      $17,613,371
ProFund VP Technology.................................................      $ 6,098,885
ProFund VP Telecommunications.........................................      $ 9,764,997
ProFund VP UltraMid-Cap...............................................      $17,481,400
ProFund VP UltraNASDAQ-100............................................      $20,011,887
ProFund VP UltraSmall-Cap.............................................      $ 8,671,318
ProFund VP Utilities..................................................      $23,443,421
ProFund VP Large-Cap Growth...........................................      $22,219,788
ProFund VP Large-Cap Value............................................      $18,800,478
Columbia Variable Portfolio Short Duration US Government Fund.........      $ 1,050,747
Columbia Variable Portfolio - Growth Fund.............................      $ 4,459,242
Invesco V.I. Global Health Care Fund..................................      $32,462,822
Invesco V.I. Technology Fund..........................................      $20,462,783
Invesco Van Kampen V.I. Mid Cap Growth Fund...........................      $12,370,158
Wells Fargo Advantage VT Index Asset Allocation Fund..................      $25,939,171
Wells Fargo Advantage VT International Equity Portfolio Share Class 2.      $   633,289
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 2.....      $ 1,544,395
Wells Fargo Advantage VT Total Return Bond............................      $ 4,987,963
Wells Fargo Advantage VT International Equity Portfolio Share Class 1.      $20,975,665
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2......      $15,108,656
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1.........      $24,608,135
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 2.........      $ 2,924,570
Wells Fargo Advantage VT Opportunity Fund - Class 1...................      $ 3,144,512
Wells Fargo Advantage VT Opportunity Fund - Class 2...................      $ 6,241,183
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1.....      $13,139,146
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1......      $ 1,189,562

        During the twelve months ended December 31, 2012, there were no transfers between Level 1 and Level 2.

                                      A71

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 4: TAXES



        Prudential Annuities Life Assurance Corporation is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2012 were as follows:

                                                          PRELIMINARY UNAUDITED
                                                      -----------------------------
                                                        PURCHASES        SALES
                                                      -------------- --------------
AST Goldman Sachs Large-Cap Value Portfolio.......... $   84,430,907 $  164,112,227
AST T. Rowe Price Large-Cap Growth Portfolio......... $  146,205,359 $  130,738,116
AST American Century Income & Growth Portfolio....... $   38,633,313 $  251,264,326
AST Schroders Multi-Asset World Strategies Portfolio. $  445,538,131 $  406,109,417
AST Money Market Portfolio........................... $  940,657,929 $1,183,549,233
AST Cohen & Steers Realty Portfolio.................. $   64,955,681 $   60,570,156
AST J.P. Morgan Strategic Opportunities Portfolio.... $  240,229,256 $  248,266,734
AST BlackRock Value Portfolio........................ $   57,474,624 $   58,213,460
AST High Yield Portfolio............................. $  401,721,717 $  410,319,547
AST Federated Aggressive Growth Portfolio............ $   77,295,778 $   98,417,467
AST Mid-Cap Value Portfolio.......................... $   48,891,515 $   47,179,296
AST Small-Cap Value Portfolio........................ $   57,102,482 $  102,313,205
AST Goldman Sachs Concentrated Growth Portfolio...... $   50,282,911 $   77,185,983
AST Goldman Sachs Mid-Cap Growth Portfolio........... $   89,251,833 $   82,937,865
AST Goldman Sachs Small-Cap Value Portfolio.......... $   67,274,347 $   65,346,872
AST Large-Cap Value Portfolio........................ $   47,441,262 $   65,404,394
AST Lord Abbett Core Fixed Income Portfolio.......... $  109,683,669 $  131,719,870
AST Marsico Capital Growth Portfolio................. $  118,907,832 $  211,889,012
AST MFS Growth Portfolio............................. $   56,906,819 $   66,478,610
AST Neuberger Berman Mid-Cap Growth Portfolio........ $   62,775,816 $   94,983,419
AST Neuberger Berman/LSV Mid-Cap Value Portfolio..... $   52,525,595 $   94,734,759
AST Small-Cap Growth Portfolio....................... $   63,425,136 $   68,716,970
AST PIMCO Limited Maturity Bond Portfolio............ $  157,717,499 $  216,467,352
AST PIMCO Total Return Bond Portfolio................ $  547,124,052 $  440,036,792
AST T. Rowe Price Equity Income Portfolio............ $   76,033,970 $   46,731,741
AST QMA US Equity Alpha Portfolio.................... $   48,581,610 $   48,153,827
AST T. Rowe Price Natural Resources Portfolio........ $  110,552,249 $  117,623,125
AST T. Rowe Price Asset Allocation Portfolio......... $  545,249,548 $  355,626,080
AST International Value Portfolio.................... $   34,044,603 $   46,650,169
AST MFS Global Equity Portfolio...................... $   63,818,173 $   50,868,746
AST JPMorgan International Equity Portfolio.......... $   70,852,124 $   71,129,516
AST T. Rowe Price Global Bond Portfolio.............. $   59,216,286 $   83,020,678
AST International Growth Portfolio................... $   66,887,452 $  124,019,122
AST Wellington Management Hedged Equity Portfolio.... $  115,766,703 $   85,111,835
AST Capital Growth Asset Allocation Portfolio........ $1,254,937,482 $1,146,396,999
AST Academic Strategies Asset Allocation Portfolio... $  764,493,272 $  797,269,386
AST Balanced Asset Allocation Portfolio.............. $  656,184,649 $  549,959,633
AST Preservation Asset Allocation Portfolio.......... $  420,455,104 $  464,754,696

                                      A72

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 5: PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                PRELIMINARY UNAUDITED
                                                            -----------------------------
                                                              PURCHASES        SALES
                                                            -------------- --------------
AST First Trust Balanced Target Portfolio.................. $  399,079,859 $  372,713,857
AST First Trust Capital Appreciation Target Portfolio...... $  910,718,218 $  748,752,109
AST Advanced Strategies Portfolio.......................... $  491,313,836 $  380,769,461
AST Schroders Global Tactical Portfolio.................... $  400,643,273 $  254,561,517
AST CLS Moderate Asset Allocation Portfolio................ $  271,187,412 $  232,884,869
AST J.P. Morgan Global Thematic Portfolio.................. $  295,095,324 $  258,926,989
AST Horizon Moderate Asset Allocation Portfolio............ $  211,066,109 $  192,612,263
AST FI Pyramis(R) Asset Allocation Portfolio............... $  168,646,322 $  117,951,172
AST Investment Grade Bond Portfolio........................ $5,588,125,857 $8,507,860,802
AST Western Asset Core Plus Bond Portfolio................. $  159,965,531 $  151,763,586
AST Bond Portfolio 2015.................................... $   10,638,871 $   45,456,767
AST Bond Portfolio 2018.................................... $   92,780,484 $  277,012,896
AST Bond Portfolio 2019.................................... $  153,796,771 $   37,529,759
AST Global Real Estate Portfolio........................... $   30,909,856 $   17,892,923
AST Parametric Emerging Markets Equity Portfolio........... $   84,248,248 $   67,191,058
AST Bond Portfolio 2016.................................... $   28,827,632 $   87,644,936
AST Bond Portfolio 2020.................................... $    1,188,377 $   19,145,390
AST Jennison Large-Cap Value Portfolio..................... $   16,807,435 $   14,766,833
AST Jennison Large-Cap Growth Portfolio.................... $   31,077,109 $   22,711,079
AST Bond Portfolio 2017.................................... $   56,952,542 $  209,481,511
AST Bond Portfolio 2021.................................... $   24,862,087 $  265,064,064
AST Bond Portfolio 2022.................................... $  215,699,968 $  170,826,355
AST Quantitative Modeling Portfolio........................ $    8,093,213 $    1,625,791
AST BlackRock Global Strategies Portfolio.................. $   73,807,515 $   34,732,013
AST Prudential Core Bond Portfolio......................... $   41,033,600 $   25,667,911
AST Neuberger Berman Core Bond Portfolio................... $   35,709,624 $   20,727,173
AST Bond Portfolio 2023.................................... $  116,843,459 $   11,555,501
AST Franklin Templeton Founding Funds Allocation Portfolio. $1,334,809,537 $  151,716,104
AST New Discovery Asset Allocation Portfolio............... $  253,276,521 $   70,134,098
AST Western Asset Emerging Markets Debt Portfolio.......... $    1,445,229 $       72,830
AST MFS Large-Cap Value Portfolio.......................... $    1,256,693 $      406,856
Davis Value Portfolio...................................... $       24,686 $      222,947
Columbia Variable Portfolio - Asset Allocation Fund........ $        4,320 $    1,244,097
Columbia Variable Portfolio - Money Market Fund............ $      758,317 $      922,989
Columbia Variable Portfolio - Small Company Growth Fund.... $        8,501 $       60,170
Columbia Variable Portfolio - High Income Fund............. $       13,940 $        8,370
Franklin Templeton VIP Founding Funds Allocation Fund...... $  478,992,301 $1,526,159,864
Prudential SP International Growth Portfolio............... $    2,541,370 $    3,789,461
NVIT Developing Markets Fund............................... $   27,173,882 $   35,125,767
The DOW DART 10 Portfolio.................................. $    3,113,186 $    4,059,558
First Trust Target Focus Four Portfolio.................... $    1,379,240 $    3,420,486
Global Dividend Target 15 Portfolio........................ $   11,438,143 $   10,443,171
NASDAQ Target 15 Portfolio................................. $    3,204,408 $    5,026,585
S&P Target 24 Portfolio.................................... $    3,522,386 $    6,272,115
Target Managed VIP Portfolio............................... $    4,082,011 $    8,186,183
Value Line Target 25 Portfolio............................. $      778,649 $    3,020,690
The DOW Target Dividend Portfolio.......................... $   16,156,676 $   23,157,187
ProFund VP Asia 30......................................... $   19,694,493 $   21,161,440
ProFund VP Banks........................................... $   24,955,665 $   21,358,067
ProFund VP Bear............................................ $   68,856,781 $   73,597,893
ProFund VP Biotechnology................................... $   24,641,844 $   21,374,477
ProFund VP Basic Materials................................. $   13,174,708 $   17,779,916
ProFund VP UltraBull....................................... $   40,669,060 $   46,095,898
ProFund VP Bull............................................ $  144,113,455 $  172,125,447

                                      A73

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 5: PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                         PRELIMINARY UNAUDITED
                                                                       -------------------------
                                                                        PURCHASES      SALES
                                                                       ------------ ------------
ProFund VP Consumer Services.......................................... $ 23,712,332 $ 23,283,337
ProFund VP Consumer Goods Portfolio................................... $ 21,153,167 $ 27,111,999
ProFund VP Oil & Gas.................................................. $ 27,421,973 $ 36,757,193
ProFund VP Europe 30.................................................. $ 27,658,685 $ 22,311,348
ProFund VP Financials................................................. $ 25,261,556 $ 22,347,998
ProFund VP U.S. Government Plus....................................... $137,078,631 $152,094,895
ProFund VP Health Care................................................ $ 30,093,244 $ 26,962,288
ACCESS VP High Yield Fund............................................. $ 60,108,458 $ 79,131,929
ProFund VP Industrials................................................ $ 16,407,218 $ 17,508,105
ProFund VP Internet................................................... $  8,999,381 $  8,214,756
ProFund VP Japan...................................................... $ 11,724,629 $  9,662,925
ProFund VP Precious Metals............................................ $ 75,500,992 $ 86,698,888
ProFund VP Mid-Cap Growth............................................. $ 61,308,728 $ 69,007,474
ProFund VP Mid-Cap Value.............................................. $ 55,370,558 $ 60,827,116
ProFund VP Pharmaceuticals............................................ $ 15,021,393 $ 21,281,538
ProFund VP Real Estate................................................ $ 28,167,434 $ 26,724,325
ProFund VP Rising Rates Opportunity................................... $ 52,360,166 $ 55,137,378
ProFund VP NASDAQ-100................................................. $144,134,981 $150,046,888
ProFund VP Semiconductor.............................................. $  9,036,679 $  9,487,093
ProFund VP Small-Cap Growth........................................... $ 46,057,365 $ 63,715,596
ProFund VP Short Mid-Cap.............................................. $ 11,468,409 $ 12,526,887
ProFund VP Short NASDAQ-100........................................... $ 30,002,938 $ 32,942,841
ProFund VP Short Small-Cap............................................ $ 52,356,895 $ 52,972,249
ProFund VP Small-Cap Value............................................ $ 32,576,867 $ 35,910,466
ProFund VP Technology................................................. $ 14,069,430 $ 19,052,820
ProFund VP Telecommunications......................................... $ 22,553,376 $ 21,346,702
ProFund VP UltraMid-Cap............................................... $ 42,240,983 $ 43,889,948
ProFund VP UltraNASDAQ-100............................................ $ 56,945,256 $ 72,340,722
ProFund VP UltraSmall-Cap............................................. $ 46,808,535 $ 49,085,290
ProFund VP Utilities.................................................. $ 24,145,154 $ 37,223,498
ProFund VP Large-Cap Growth........................................... $ 47,954,686 $ 56,330,806
ProFund VP Large-Cap Value............................................ $ 42,907,573 $ 45,944,309
Columbia Variable Portfolio Short Duration US Government Fund......... $     66,774 $    271,544
Rydex VT Nova......................................................... $      6,210 $    252,055
Rydex VT NASDAQ-100................................................... $      1,552 $  1,657,114
Rydex VT Inverse S&P 500 Strategy..................................... $      7,710 $      8,336
Columbia Variable Portfolio - Growth Fund............................. $     51,099 $    561,581
Invesco V.I. Capital Development Fund................................. $    578,062 $ 16,444,833
Invesco V.I. Diversified Dividend Fund................................ $  9,435,975 $  7,738,210
Invesco V.I. Global Health Care Fund.................................. $  8,308,825 $ 11,421,090
Invesco V.I. Technology Fund.......................................... $  2,816,214 $  7,955,972
Invesco Van Kampen V.I. Mid Cap Growth Fund........................... $ 15,773,900 $  3,081,672
Wells Fargo Advantage VT Index Asset Allocation Fund.................. $     45,694 $  3,893,737
Wells Fargo Advantage VT International Equity Portfolio Share Class 2. $     23,419 $    152,688
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 2..... $     29,917 $    325,007
Wells Fargo Advantage VT Total Return Bond............................ $    134,067 $    774,533
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $  3,686,605 $  7,965,405
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2...... $  2,798,423 $  4,590,611
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $ 12,224,205 $ 14,568,651
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 2......... $     47,778 $    414,700
Wells Fargo Advantage VT Opportunity Fund - Class 1................... $     56,998 $    986,399
Wells Fargo Advantage VT Opportunity Fund - Class 2................... $      9,892 $  1,196,086
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $  3,474,571 $  6,886,391
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $     33,507 $    432,435

                                      A74

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 6: RELATED PARTY TRANSACTIONS



        PFI's affiliates perform various services on behalf of the portfolios of the Series Fund in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc, both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services with respect to each portfolio. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of PFI.

        The Series Fund has distribution agreements with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of the Series Fund. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios of the Series Fund. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios of the Series Fund. The Account invests only in Class I shares of the Series Fund, not Class II shares. The Investment Managers have agreed to reimburse certain portfolios of the Series Fund the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Stock Index Portfolio. The waiver is voluntary and may be modified or terminated by PI at any time without notice.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of the Series Fund.

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS

        Prudential Annuities Life Assurance Corporation sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

                                      A75

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)


        The following table was developed by determining which products offered by Prudential Annuities Life Assurance Corporation and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Prudential Annuities Life Assurance Corporation as contract owners may not have selected all available and applicable contract options.

                                                     PRELIMINARY UNAUDITED
                   ----------------------------------------------------------------------------------------------
                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  ------------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**      TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*    LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ----------  ----------------   ------------------
                                          AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012     42,847   $ 9.30695 to  $31.71129 $  614,004   1.16%    0.65%   to   3.05%   16.01% to   18.89%
December 31, 2011     48,462   $ 7.99763 to  $26.87621 $  585,046   1.00%    0.65%   to   3.05%   -8.40% to   -6.13%
December 31, 2010     62,933   $ 8.70377 to  $28.84949 $  820,710   1.51%    0.65%   to   3.05%    9.45% to   12.15%
December 31, 2009     69,519   $ 7.92816 to  $25.91920 $  844,173   3.18%    0.65%   to   3.05%   15.79% to   21.38%
December 31, 2008     61,431   $ 6.83984 to  $22.05507 $  677,520   1.72%    0.65%   to   2.85%  -42.32% to  -29.74%

                                          AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012     30,668   $ 8.00177 to  $20.76320 $  389,449   0.00%    0.65%   to   3.05%   13.99% to   16.82%
December 31, 2011     28,910   $ 6.96201 to  $17.77397 $  317,828   0.00%    0.65%   to   3.05%   -4.69% to   -2.33%
December 31, 2010     38,965   $ 7.24476 to  $18.19879 $  439,619   0.00%    0.65%   to   3.05%   12.28% to   15.06%
December 31, 2009     37,612   $ 6.39958 to  $15.81719 $  383,309   0.00%    0.65%   to   3.05%   30.89% to   52.37%
December 31, 2008     26,781   $ 4.26859 to  $10.38047 $  181,315   0.13%    0.65%   to   2.85%  -42.20% to  -35.44%

                             AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (EXPIRED MAY 04, 2012)
                   ----------------------------------------------------------------------------------------------
December 31, 2012          0   $ 9.25305 to  $17.52916 $        0   0.00%    0.65%   to   3.05%    8.12% to    9.03%
December 31, 2011     16,134   $ 8.53386 to  $16.07674 $  193,743   0.99%    0.65%   to   3.05%    0.42% to    2.90%
December 31, 2010     18,065   $ 8.42896 to  $15.62387 $  213,542   1.29%    0.65%   to   3.05%   10.38% to   13.10%
December 31, 2009     17,261   $ 7.57412 to  $13.81361 $  187,727   2.31%    0.65%   to   3.05%   14.54% to   24.11%
December 31, 2008     13,554   $ 6.57913 to  $11.80550 $  134,022   2.20%    0.65%   to   2.75%  -36.54% to  -35.17%

                                      AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012     91,006   $ 9.96221 to  $20.33387 $1,203,588   1.98%    0.65%   to   3.05%    7.74% to   10.42%
December 31, 2011     86,930   $ 9.22724 to  $18.41581 $1,050,410   1.54%    0.65%   to   3.05%   -6.32% to   -4.01%
December 31, 2010    114,495   $ 9.82965 to  $19.18481 $1,454,698   0.70%    0.65%   to   3.05%    8.40% to   11.08%
December 31, 2009     71,518   $ 9.04901 to  $17.27048 $  835,124   1.05%    0.65%   to   3.05%   22.04% to   26.58%
December 31, 2008     13,107   $ 7.31044 to  $13.64345 $  130,494   1.77%    0.65%   to   2.85%  -32.11% to  -26.99%

                                                   AST MONEY MARKET PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012     96,861   $ 8.93594 to  $15.20802 $1,048,385   0.01%    0.65%   to   3.05%   -3.05% to   -0.64%
December 31, 2011    118,373   $ 9.21691 to  $15.30591 $1,291,154   0.02%    0.65%   to   3.05%   -3.02% to   -0.63%
December 31, 2010    136,126   $ 9.50418 to  $15.40331 $1,504,159   0.03%    0.65%   to   3.05%   -3.03% to   -0.63%
December 31, 2009    213,675   $ 9.80078 to  $15.50064 $2,370,117   0.25%    0.65%   to   3.05%   -2.51% to   -0.41%
December 31, 2008    230,705   $10.11620 to  $15.56403 $2,693,670   2.44%    0.65%   to   2.75%   -0.31% to    1.84%

                                              AST COHEN & STEERS REALTY PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012      6,084   $14.53663 to  $33.94359 $  171,392   1.39%    0.65%   to   3.05%   11.82% to   14.60%
December 31, 2011      5,854   $10.94739 to  $29.80000 $  144,882   0.70%    0.65%   to   3.05%    3.35% to    5.90%
December 31, 2010      7,796   $10.57127 to  $28.31102 $  182,093   1.60%    0.65%   to   3.05%   24.77% to   27.85%
December 31, 2009      7,387   $ 8.45511 to  $22.27763 $  137,894   2.85%    0.65%   to   3.05%   28.17% to   51.97%
December 31, 2008      6,441   $ 6.59702 to  $17.09976 $   94,541   5.40%    0.65%   to   2.85%  -36.84% to  -34.13%

                                       AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012     86,515   $10.48611 to  $26.48459 $1,212,902   1.50%    0.65%   to   3.05%    7.34% to   10.00%
December 31, 2011     85,671   $ 9.74916 to  $24.07686 $1,104,132   0.90%    0.65%   to   3.05%   -2.82% to   -0.42%
December 31, 2010    105,940   $10.01123 to  $24.17805 $1,386,636   0.42%    0.65%   to   3.05%    4.05% to    6.62%
December 31, 2009    111,595   $ 9.60213 to  $22.67668 $1,392,913   0.83%    0.65%   to   3.05%   14.97% to   21.23%
December 31, 2008     64,615   $ 8.10022 to  $18.70596 $  681,463   0.32%    0.65%   to   2.85%  -19.88% to  -18.15%

                                      A76

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    PRELIMINARY UNAUDITED
                   --------------------------------------------------------------------------------------------
                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  ------------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**      TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*    LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ----------  ----------------   ------------------
                                                AST BLACKROCK VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012     9,571    $10.11918 to  $17.29342 $129,268    1.12%   0.65%   to   3.05%    9.94% to   12.66%
December 31, 2011     9,551    $ 9.17609 to  $15.38823 $115,478    0.73%   0.65%   to   3.05%   -3.52% to   -1.14%
December 31, 2010    12,806    $ 8.96367 to  $15.60454 $156,605    1.46%   0.65%   to   3.05%    9.01% to   11.71%
December 31, 2009    12,049    $ 8.67084 to  $14.00397 $135,489    0.86%   0.65%   to   3.05%   15.01% to   26.77%
December 31, 2008    10,045    $ 7.53946 to  $11.94926 $ 94,921    2.58%   0.65%   to   2.75%  -39.03% to  -37.71%

                                                   AST HIGH YIELD PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012    23,729    $12.02995 to  $25.63707 $446,376    4.89%   0.65%   to   3.05%   10.40% to   13.13%
December 31, 2011    24,401    $11.04415 to  $22.66074 $401,816    6.36%   0.65%   to   3.05%    0.03% to    2.50%
December 31, 2010    28,186    $11.00659 to  $22.10754 $457,631    3.30%   0.65%   to   3.05%   10.04% to   12.76%
December 31, 2009    31,024    $ 9.97157 to  $19.60556 $456,718    4.69%   0.65%   to   3.05%   24.11% to   34.67%
December 31, 2008    17,905    $ 7.56409 to  $14.55813 $208,084   10.40%   0.65%   to   2.75%  -27.59% to  -26.03%

                                          AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012    17,495    $10.72052 to  $26.51602 $264,700    0.00%   0.65%   to   3.05%   16.41% to   19.29%
December 31, 2011    18,842    $ 9.19070 to  $22.28390 $239,041    0.40%   0.65%   to   3.05%  -15.76% to  -13.68%
December 31, 2010    17,172    $10.88753 to  $25.87932 $271,022    0.05%   0.65%   to   3.05%   28.51% to   31.68%
December 31, 2009    18,111    $ 8.45485 to  $19.70231 $222,459    0.21%   0.65%   to   3.05%   28.88% to   31.80%
December 31, 2008    16,316    $ 6.56016 to  $14.98634 $142,111    0.00%   0.65%   to   2.85%  -45.63% to  -33.63%

                                                 AST MID-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012     6,109    $11.37731 to  $21.62753 $ 99,274    0.46%   0.65%   to   3.05%   14.79% to   17.64%
December 31, 2011     5,972    $ 9.89066 to  $18.43079 $ 83,072    0.69%   0.65%   to   3.05%   -6.39% to   -4.08%
December 31, 2010     8,194    $11.12493 to  $19.26268 $120,022    0.57%   0.65%   to   3.05%   19.84% to   22.80%
December 31, 2009     6,621    $ 9.25441 to  $15.72510 $ 79,789    1.73%   0.65%   to   3.05%   31.61% to   37.98%
December 31, 2008     5,546    $ 6.85171 to  $11.42511 $ 48,331    1.09%   0.65%   to   2.75%  -39.83% to  -38.53%

                                                AST SMALL-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012    14,752    $12.28493 to  $29.40995 $304,317    0.46%   0.65%   to   3.05%   14.55% to   17.39%
December 31, 2011    17,048    $10.26539 to  $25.05272 $299,669    0.57%   0.65%   to   3.05%   -8.84% to   -6.59%
December 31, 2010    22,874    $11.23772 to  $26.81946 $435,168    0.43%   0.65%   to   3.05%   22.16% to   25.17%
December 31, 2009    26,023    $ 9.18066 to  $21.42563 $403,966    1.71%   0.65%   to   3.05%   23.38% to   30.63%
December 31, 2008    25,034    $ 7.44092 to  $16.98067 $318,508    1.36%   0.65%   to   2.85%  -31.65% to  -24.79%

                                       AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012    14,281    $ 5.45551 to  $31.71289 $273,394    0.26%   0.65%   to   3.05%   16.11% to   18.99%
December 31, 2011    14,655    $ 4.66021 to  $26.85572 $252,219    0.15%   0.65%   to   3.05%   -6.88% to   -4.58%
December 31, 2010    20,366    $ 4.96373 to  $28.35884 $349,188    0.08%   0.65%   to   3.05%    6.93% to    9.57%
December 31, 2009    22,737    $ 4.60421 to  $26.07859 $376,154    0.00%   0.65%   to   3.05%   26.94% to   48.43%
December 31, 2008    16,299    $ 3.15269 to  $17.70351 $242,317    0.15%   0.65%   to   2.60%  -41.83% to  -40.66%

                                          AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012    19,534    $ 6.07370 to  $23.76942 $217,543    0.00%   0.65%   to   3.05%   15.96% to   18.84%
December 31, 2011    18,784    $ 5.19481 to  $20.05228 $176,796    0.00%   0.65%   to   3.05%   -5.93% to   -3.61%
December 31, 2010    28,083    $ 5.47729 to  $20.85514 $283,946    0.00%   0.65%   to   3.05%   16.17% to   19.05%
December 31, 2009    28,418    $ 4.67618 to  $17.56272 $241,757    0.00%   0.65%   to   3.05%   33.15% to   56.07%
December 31, 2008    21,632    $ 3.04521 to  $11.28124 $ 98,369    0.00%   0.65%   to   2.75%  -42.42% to  -41.18%

                                         AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012     6,307    $13.23238 to  $36.54808 $160,398    0.51%   0.65%   to   3.05%   12.16% to   14.94%
December 31, 2011     6,118    $11.76172 to  $31.79808 $137,760    0.47%   0.65%   to   3.05%   -1.78% to    0.64%
December 31, 2010     8,418    $11.93832 to  $31.59475 $187,638    0.51%   0.65%   to   3.05%   22.90% to   25.94%
December 31, 2009     6,765    $ 9.68368 to  $25.08676 $128,428    1.29%   0.65%   to   3.05%   23.36% to   29.08%
December 31, 2008     4,794    $ 7.85000 to  $19.90636 $ 82,391    1.49%   0.65%   to   2.75%  -28.66% to  -27.11%

                                      A77

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     PRELIMINARY UNAUDITED
                   ----------------------------------------------------------------------------------------------
                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  ------------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**      TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*    LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ----------  ----------------   ------------------
                                                 AST LARGE-CAP VALUE PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012    18,083    $ 8.75680 to  $23.95472 $  225,816   3.28%    0.65%   to   3.05%   13.32% to   16.13%
December 31, 2011    19,082    $ 7.70399 to  $20.62801 $  210,441   1.33%    0.65%   to   3.05%   -7.10% to   -4.81%
December 31, 2010    23,213    $ 8.24994 to  $21.66951 $  273,356   1.03%    0.65%   to   3.05%    9.71% to   12.42%
December 31, 2009    25,302    $ 7.45826 to  $19.27505 $  276,543   2.85%    0.65%   to   3.05%   16.03% to   27.41%
December 31, 2008    25,394    $ 6.38846 to  $16.24413 $  248,148   1.59%    0.65%   to   2.85%  -43.10% to  -30.98%

                                          AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012    20,917    $12.91655 to  $19.93011 $  361,599   1.15%    0.65%   to   3.05%    2.69% to    5.24%
December 31, 2011    21,912    $12.53881 to  $18.93744 $  362,864   1.75%    0.65%   to   3.05%    6.82% to    9.45%
December 31, 2010    23,842    $11.70237 to  $17.30182 $  364,932   5.89%    0.65%   to   3.05%    9.96% to   12.68%
December 31, 2009    30,119    $10.60977 to  $15.35521 $  414,600   7.39%    0.65%   to   3.05%   19.63% to   33.73%
December 31, 2008    25,649    $ 8.10499 to  $11.48243 $  265,996   9.00%    0.65%   to   2.75%  -25.36% to  -23.75%

                                              AST MARSICO CAPITAL GROWTH PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012    54,818    $ 9.85996 to  $21.76758 $  759,466   0.42%    0.65%   to   3.05%    8.84% to   11.54%
December 31, 2011    60,824    $ 8.98512 to  $19.51615 $  760,716   0.29%    0.65%   to   3.05%   -3.93% to   -1.56%
December 31, 2010    80,568    $ 9.27639 to  $19.82494 $1,040,269   0.67%    0.65%   to   3.05%   16.10% to   18.97%
December 31, 2009    91,014    $ 7.92454 to  $16.66345 $1,019,490   0.87%    0.65%   to   3.05%   26.06% to   28.92%
December 31, 2008    89,246    $ 6.24776 to  $12.92584 $  792,227   0.45%    0.65%   to   2.85%  -45.21% to  -36.07%

                                                    AST MFS GROWTH PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012    20,868    $ 7.81006 to  $16.43129 $  218,354   0.00%    0.65%   to   3.05%   13.51% to   16.32%
December 31, 2011    21,613    $ 6.82421 to  $14.16119 $  194,860   0.35%    0.65%   to   3.05%   -3.62% to   -1.24%
December 31, 2010    26,573    $ 7.02283 to  $14.37512 $  246,760   0.13%    0.65%   to   3.05%    9.35% to   12.05%
December 31, 2009    29,779    $ 6.37002 to  $12.86144 $  247,006   0.17%    0.65%   to   3.05%   20.37% to   23.50%
December 31, 2008    28,733    $ 5.24253 to  $10.44074 $  186,479   0.26%    0.65%   to   2.75%  -38.06% to  -36.72%

                                         AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012    12,557    $ 9.74207 to  $33.09035 $  259,450   0.00%    0.65%   to   3.05%    8.95% to   11.65%
December 31, 2011    13,725    $ 8.86851 to  $29.63690 $  260,508   0.00%    0.65%   to   3.05%   -1.41% to    1.03%
December 31, 2010    17,725    $ 8.92178 to  $29.33599 $  333,831   0.00%    0.65%   to   3.05%   24.76% to   27.84%
December 31, 2009    16,602    $ 7.09300 to  $22.94749 $  267,628   0.00%    0.65%   to   3.05%   23.09% to   28.95%
December 31, 2008    16,039    $ 5.59083 to  $17.79631 $  219,680   0.00%    0.65%   to   2.75%  -44.75% to  -43.55%

                                        AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012    13,358    $10.78115 to  $40.81741 $  331,538   1.06%    0.65%   to   3.05%   13.55% to   16.37%
December 31, 2011    14,976    $10.18961 to  $35.07648 $  321,823   0.90%    0.65%   to   3.05%   -5.45% to   -3.12%
December 31, 2010    19,868    $10.74418 to  $36.20541 $  439,731   1.17%    0.65%   to   3.05%   19.67% to   22.63%
December 31, 2009    22,093    $ 8.95019 to  $29.52355 $  416,620   2.07%    0.65%   to   3.05%   34.49% to   39.73%
December 31, 2008    21,731    $ 6.54354 to  $21.12901 $  316,843   1.77%    0.65%   to   2.75%  -43.85% to  -42.63%

                                                 AST SMALL-CAP GROWTH PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012     7,448    $12.08818 to  $27.70495 $  131,511   0.00%    0.65%   to   3.05%    8.75% to   11.45%
December 31, 2011     7,731    $11.09276 to  $24.85921 $  123,714   0.00%    0.65%   to   3.05%   -3.99% to   -1.62%
December 31, 2010    11,234    $11.53054 to  $25.26926 $  181,856   0.22%    0.65%   to   3.05%   32.26% to   35.53%
December 31, 2009     8,640    $ 8.70015 to  $18.64494 $  111,537   0.05%    0.65%   to   3.05%   30.09% to   33.04%
December 31, 2008     7,246    $ 6.68777 to  $14.01478 $   76,253   0.00%    0.65%   to   2.85%  -36.79% to  -32.53%

                                           AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012    47,792    $10.55386 to  $20.73224 $  672,855   1.25%    0.65%   to   3.05%    1.50% to    4.01%
December 31, 2011    51,459    $10.39821 to  $19.93200 $  698,888   0.95%    0.65%   to   3.05%   -0.86% to    1.58%
December 31, 2010    62,862    $10.48881 to  $19.62146 $  846,276   2.53%    0.65%   to   3.05%    0.73% to    3.22%
December 31, 2009    69,607    $10.41264 to  $19.00861 $  920,649   5.00%    0.65%   to   3.05%    4.23% to    9.51%
December 31, 2008    55,649    $10.25361 to  $17.35746 $  703,455   5.55%    0.65%   to   2.75%   -1.66% to    0.46%

                                      A78

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     PRELIMINARY UNAUDITED
                   ----------------------------------------------------------------------------------------------
                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  ------------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**      TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*    LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ----------  ----------------   ------------------
                                             AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012    138,677   $11.98224 to  $29.01718 $2,363,958   2.64%    0.65%   to   3.05%    5.98% to    8.61%
December 31, 2011    129,700   $11.28262 to  $26.71641 $2,058,428   1.83%    0.65%   to   3.05%    0.04% to    2.51%
December 31, 2010    166,002   $11.25530 to  $26.06306 $2,588,103   1.75%    0.65%   to   3.05%    4.43% to    7.02%
December 31, 2009    144,653   $10.97629 to  $24.35387 $2,178,595   3.84%    0.65%   to   3.05%    9.96% to   15.77%
December 31, 2008     74,757   $10.15674 to  $21.03675 $1,089,746   4.01%    0.65%   to   2.75%   -4.95% to   -2.89%

                                           AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012     15,573   $ 9.24050 to  $16.44119 $  194,477   0.19%    0.65%   to   3.05%   13.67% to   16.49%
December 31, 2011     12,888   $ 8.10423 to  $14.17118 $  138,959   1.09%    0.65%   to   3.05%   -4.63% to   -2.28%
December 31, 2010     16,262   $ 8.47182 to  $14.56007 $  182,409   1.34%    0.65%   to   3.05%    9.79% to   12.51%
December 31, 2009     16,894   $ 7.69250 to  $12.99378 $  170,550   4.15%    0.65%   to   3.05%   20.39% to   28.65%
December 31, 2008     16,283   $ 6.38950 to  $10.02666 $  133,646   3.44%    0.65%   to   2.75%  -43.49% to  -42.26%

                                               AST QMA US EQUITY ALPHA PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012      9,787   $ 8.98801 to  $17.66725 $  128,439   0.80%    0.65%   to   3.05%   15.17% to   18.03%
December 31, 2011      9,572   $ 7.73980 to  $14.82709 $  107,997   0.70%    0.65%   to   3.05%    0.31% to    2.79%
December 31, 2010     11,194   $ 7.65297 to  $14.55693 $  124,404   0.68%    0.65%   to   3.05%   11.54% to   14.30%
December 31, 2009     12,665   $ 6.80494 to  $12.81698 $  126,196   1.86%    0.65%   to   3.05%   18.47% to   27.19%
December 31, 2008     13,410   $ 5.71453 to  $ 9.59861 $  112,798   2.39%    0.65%   to   2.75%  -40.41% to  -39.11%

                                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012      9,550   $ 6.17225 to  $53.89981 $  254,000   0.42%    0.65%   to   3.05%    0.45% to    2.94%
December 31, 2011      9,671   $ 6.13193 to  $52.35862 $  255,476   0.59%    0.65%   to   3.05%  -17.51% to  -15.47%
December 31, 2010     13,163   $14.81778 to  $61.94104 $  409,090   0.43%    0.65%   to   3.05%   16.78% to   19.67%
December 31, 2009     11,471   $12.64918 to  $51.75974 $  319,339   1.31%    0.65%   to   3.05%   32.64% to   48.38%
December 31, 2008      5,935   $ 8.76037 to  $34.88343 $  134,397   0.66%    0.65%   to   2.60%  -51.29% to  -50.31%

                                          AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012    120,272   $11.12570 to  $32.68345 $1,911,349   1.28%    0.65%   to   3.05%   10.03% to   12.76%
December 31, 2011    105,878   $10.09078 to  $28.98527 $1,511,842   1.09%    0.65%   to   3.05%   -1.12% to    1.32%
December 31, 2010    122,828   $10.18424 to  $28.60743 $1,752,058   0.97%    0.65%   to   3.05%    8.13% to   10.81%
December 31, 2009     99,437   $ 9.39867 to  $25.81677 $1,312,782   2.07%    0.65%   to   3.05%   20.19% to   23.33%
December 31, 2008     46,873   $ 7.79315 to  $20.93279 $  538,360   1.79%    0.65%   to   2.85%  -27.98% to  -22.10%

                                               AST INTERNATIONAL VALUE PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012     10,513   $ 7.88041 to  $20.52383 $  142,343   2.44%    0.65%   to   3.05%   13.11% to   15.92%
December 31, 2011     11,036   $ 6.90976 to  $17.75018 $  134,222   1.42%    0.65%   to   3.05%  -15.21% to  -13.12%
December 31, 2010     14,189   $ 8.08298 to  $20.48151 $  200,509   0.82%    0.65%   to   3.05%    7.70% to   10.36%
December 31, 2009     14,767   $ 7.44396 to  $18.60561 $  196,052   2.37%    0.65%   to   3.05%   26.78% to   29.65%
December 31, 2008     12,595   $ 5.83552 to  $14.38680 $  132,504   2.67%    0.65%   to   2.85%  -45.55% to  -36.07%

                                                AST MFS GLOBAL EQUITY PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012      8,585   $13.46685 to  $23.04503 $  157,918   1.10%    0.65%   to   3.05%   19.32% to   22.28%
December 31, 2011      7,716   $11.25154 to  $18.89405 $  117,107   0.48%    0.65%   to   3.05%   -6.08% to   -3.76%
December 31, 2010      9,440   $11.94327 to  $19.68196 $  149,750   0.48%    0.65%   to   3.05%    8.63% to   11.32%
December 31, 2009      8,341   $10.96039 to  $17.72541 $  119,319   1.90%    0.65%   to   3.05%   27.89% to   33.61%
December 31, 2008      6,101   $ 8.57011 to  $13.60103 $   66,707   1.29%    0.65%   to   2.75%  -35.81% to  -34.42%

                                          AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012     11,583   $ 9.24639 to  $36.59713 $  206,758   1.82%    0.65%   to   3.05%   18.18% to   21.12%
December 31, 2011     11,108   $ 7.75947 to  $30.44657 $  170,765   1.32%    0.65%   to   3.05%  -11.92% to   -9.74%
December 31, 2010     15,322   $ 8.73737 to  $33.98828 $  255,452   1.09%    0.65%   to   3.05%    3.90% to    6.47%
December 31, 2009     14,999   $ 8.34041 to  $32.16453 $  254,290   4.03%    0.65%   to   3.05%   32.15% to   35.11%
December 31, 2008      9,827   $ 6.27937 to  $24.00705 $  149,580   2.57%    0.65%   to   2.75%  -43.00% to  -41.76%

                                      A79

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     PRELIMINARY UNAUDITED
                   ----------------------------------------------------------------------------------------------
                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  ------------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**      TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*    LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ----------  ----------------   ------------------
                                            AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012     16,122   $11.37326 to  $20.63724 $  264,564   2.52%    0.65%   to   3.05%    2.01% to    4.54%
December 31, 2011     17,357   $11.11461 to  $19.74069 $  274,526   2.70%    0.65%   to   3.05%    0.95% to    3.45%
December 31, 2010     21,422   $10.97562 to  $19.08296 $  328,624   2.74%    0.65%   to   3.05%    2.52% to    5.06%
December 31, 2009     22,019   $10.67294 to  $18.16458 $  324,974   7.36%    0.65%   to   3.05%    9.03% to   11.63%
December 31, 2008     16,218   $ 9.78879 to  $16.30778 $  221,914   4.60%    0.65%   to   2.75%   -5.12% to   -3.07%

                                               AST INTERNATIONAL GROWTH PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012     24,203   $10.70484 to  $21.44012 $  426,787   1.14%    0.65%   to   3.05%   16.69% to   19.58%
December 31, 2011     27,343   $ 6.88968 to  $17.92892 $  405,957   0.65%    0.65%   to   3.05%  -15.58% to  -13.49%
December 31, 2010     35,392   $ 8.14414 to  $20.72450 $  617,984   0.35%    0.65%   to   3.05%   11.01% to   13.75%
December 31, 2009     39,649   $ 7.32140 to  $18.21901 $  616,928   1.84%    0.65%   to   3.05%   29.96% to   34.41%
December 31, 2008     38,892   $ 5.57041 to  $13.55477 $  455,778   1.44%    0.65%   to   2.85%  -51.60% to  -44.28%

                                       AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012     25,556   $ 9.13349 to  $15.29759 $  263,881   0.27%    0.65%   to   3.05%    7.62% to   10.29%
December 31, 2011     22,134   $ 8.46959 to  $13.92700 $  209,446   0.32%    0.65%   to   3.05%   -6.40% to   -4.08%
December 31, 2010     26,700   $ 9.02972 to  $14.57840 $  265,557   0.45%    0.65%   to   3.05%   11.14% to   13.89%
December 31, 2009     28,061   $ 8.10775 to  $12.85208 $  246,843   1.32%    0.65%   to   3.05%   24.77% to   27.73%
December 31, 2008     13,508   $ 6.74653 to  $ 7.17163 $   93,861   0.78%    0.65%   to   2.60%  -43.83% to  -42.70%

                                         AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012    355,694   $ 9.96540 to  $15.10845 $4,005,044   0.85%    0.65%   to   3.05%   10.25% to   12.98%
December 31, 2011    341,316   $ 9.02040 to  $13.42633 $3,434,052   0.50%    0.65%   to   3.05%   -5.40% to   -3.06%
December 31, 2010    445,216   $ 9.51547 to  $13.90606 $4,692,575   1.08%    0.65%   to   3.05%    9.92% to   12.64%
December 31, 2009    427,504   $ 8.63891 to  $12.39570 $4,038,799   1.88%    0.65%   to   3.05%   21.57% to   24.51%
December 31, 2008    280,192   $ 7.09516 to  $ 7.96999 $2,131,831   1.00%    0.65%   to   3.00%  -36.89% to  -29.03%

                                       AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012    296,047   $ 9.94859 to  $14.62138 $3,322,480   1.01%    0.65%   to   3.05%    9.13% to   11.83%
December 31, 2011    294,849   $ 9.09760 to  $13.12699 $2,989,751   0.61%    0.65%   to   3.05%   -5.62% to   -3.29%
December 31, 2010    367,638   $ 9.61979 to  $13.62846 $3,907,114   0.90%    0.65%   to   3.05%    8.55% to   11.24%
December 31, 2009    342,126   $ 8.84379 to  $12.30140 $3,296,750   2.28%    0.65%   to   3.05%   20.63% to   23.55%
December 31, 2008    226,152   $ 7.32007 to  $ 8.17979 $1,769,603   1.15%    0.65%   to   3.00%  -33.88% to  -26.78%

                                            AST BALANCED ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012    241,017   $10.32937 to  $14.65914 $2,847,167   0.95%    0.65%   to   3.05%    9.04% to   11.74%
December 31, 2011    228,060   $ 9.45346 to  $13.17155 $2,435,193   0.63%    0.65%   to   3.05%   -4.22% to   -1.86%
December 31, 2010    283,879   $ 9.85001 to  $13.47496 $3,123,795   0.82%    0.65%   to   3.05%    8.89% to   11.58%
December 31, 2009    244,029   $ 9.02728 to  $12.12491 $2,426,091   1.42%    0.65%   to   3.05%   19.32% to   22.50%
December 31, 2008    105,696   $ 7.53624 to  $ 8.46087 $  857,571   1.08%    0.65%   to   3.00%  -30.84% to  -24.62%

                                          AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012    235,652   $10.89197 to  $13.95724 $2,916,724   1.12%    0.65%   to   3.05%    7.00% to    9.66%
December 31, 2011    235,261   $10.15823 to  $12.77965 $2,684,655   0.89%    0.65%   to   3.05%   -2.08% to    0.34%
December 31, 2010    246,541   $10.35261 to  $12.78779 $2,838,371   1.39%    0.65%   to   3.05%    7.20% to    9.85%
December 31, 2009    219,165   $ 9.63721 to  $11.68785 $2,320,954   1.20%    0.65%   to   3.05%   15.05% to   19.26%
December 31, 2008    117,435   $ 8.26395 to  $ 9.30874 $1,047,168   0.85%    0.65%   to   3.00%  -21.90% to  -17.26%

                                            AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012     63,914   $10.29724 to  $15.57696 $  729,941   0.47%    0.65%   to   3.05%   12.36% to   15.15%
December 31, 2011     49,795   $ 9.14542 to  $13.58234 $  498,580   0.28%    0.65%   to   3.05%   -5.36% to   -3.02%
December 31, 2010     67,762   $ 9.64360 to  $14.06217 $  708,276   0.32%    0.65%   to   3.05%   10.86% to   13.60%
December 31, 2009     46,324   $ 8.68119 to  $12.42878 $  429,456   0.37%    0.65%   to   3.05%   23.05% to   26.02%
December 31, 2008      8,210   $ 7.04446 to  $ 7.41584 $   59,995   0.09%    0.65%   to   3.00%  -37.16% to  -29.54%

                                      A80

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    PRELIMINARY UNAUDITED
                   --------------------------------------------------------------------------------------------
                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  ------------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**      TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*    LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ----------  ----------------   ------------------
                                         AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012    88,988    $ 9.32258 to  $13.85308 $906,641   0.55%    0.65%   to   3.05%    6.91% to    9.57%
December 31, 2011    83,954    $ 8.71537 to  $12.75958 $788,153   0.39%    0.65%   to   3.05%   -4.81% to   -2.45%
December 31, 2010    99,997    $ 9.15067 to  $13.19996 $973,078   0.54%    0.65%   to   3.05%    8.51% to   11.19%
December 31, 2009    74,171    $ 8.42891 to  $11.97996 $654,003   0.28%    0.65%   to   3.05%   19.69% to   22.59%
December 31, 2008    16,369    $ 7.04244 to  $ 7.60651 $116,814   0.06%    0.65%   to   3.00%  -29.73% to  -23.92%

                                          AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012    60,748    $ 9.98650 to  $15.35890 $656,213   0.47%    0.65%   to   3.05%   10.11% to   12.85%
December 31, 2011    56,707    $ 9.04125 to  $13.66570 $547,518   0.33%    0.65%   to   3.05%   -3.60% to   -1.22%
December 31, 2010    68,780    $ 9.34959 to  $13.88973 $681,353   0.29%    0.65%   to   3.05%   10.35% to   13.07%
December 31, 2009    48,274    $ 8.44669 to  $12.33318 $425,571   0.27%    0.65%   to   3.05%   23.06% to   25.84%
December 31, 2008     6,598    $ 6.85696 to  $ 7.50642 $ 45,696   0.07%    0.65%   to   2.85%  -32.61% to  -24.76%

                                       AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012    79,468    $10.10208 to  $14.14738 $863,292   0.58%    0.65%   to   3.05%    6.77% to    9.41%
December 31, 2011    76,501    $ 9.43274 to  $12.98251 $767,336   0.48%    0.65%   to   3.05%   -3.54% to   -1.15%
December 31, 2010    88,963    $ 9.74838 to  $13.18694 $912,004   0.46%    0.65%   to   3.05%    8.20% to   10.87%
December 31, 2009    66,502    $ 8.98223 to  $11.94190 $619,651   0.20%    0.65%   to   3.05%   19.87% to   22.58%
December 31, 2008    10,783    $ 7.48580 to  $ 7.94834 $ 81,547   0.04%    0.65%   to   2.85%  -26.28% to  -20.41%

                                         AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012    34,759    $ 9.62837 to  $14.66719 $359,929   0.51%    0.65%   to   3.05%   10.16% to   12.90%
December 31, 2011    29,299    $ 8.71300 to  $13.04434 $271,364   0.21%    0.65%   to   3.05%   -5.44% to   -3.11%
December 31, 2010    37,009    $ 9.18592 to  $13.51674 $358,393   0.37%    0.65%   to   3.05%    9.87% to   12.59%
December 31, 2009    32,643    $ 8.33501 to  $12.05414 $282,777   0.32%    0.65%   to   3.05%   17.78% to   20.44%
December 31, 2008     7,244    $ 7.06973 to  $ 7.83293 $ 51,718   0.05%    0.65%   to   2.85%  -29.20% to  -21.57%

                                          AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012    35,788    $11.30708 to  $12.93619 $428,318   3.36%    0.65%   to   3.05%    4.56% to    7.15%
December 31, 2011    34,470    $10.74387 to  $12.12164 $388,751   2.64%    0.65%   to   3.05%    2.80% to    5.33%
December 31, 2010    37,019    $10.43007 to  $11.55420 $400,318   1.62%    0.65%   to   3.05%    4.51% to    7.10%
December 31, 2009    28,705    $ 9.95931 to  $10.83217 $292,772   3.68%    0.65%   to   3.05%    8.45% to   10.90%
December 31, 2008    14,600    $ 9.18349 to  $ 9.40965 $135,345   0.20%    0.65%   to   2.85%   -8.14% to   -5.83%

                                                    DAVIS VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012        99    $11.51236 to  $15.57973 $  1,139   1.55%    1.40%   to   1.65%   11.21% to   11.49%
December 31, 2011       115    $10.32563 to  $14.00926 $  1,191   0.75%    1.40%   to   1.65%   -5.75% to   -5.51%
December 31, 2010       147    $10.92826 to  $14.86452 $  1,614   1.06%    1.40%   to   1.65%   10.91% to   11.19%
December 31, 2009       254    $ 9.82859 to  $13.40277 $  2,502   0.84%    1.40%   to   1.65%   28.99% to   29.32%
December 31, 2008       323    $ 7.60022 to  $10.39039 $  2,459   0.52%    1.40%   to   1.65%  -41.31% to  -41.16%

                                     COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND
                   --------------------------------------------------------------------------------------------
December 31, 2012       278    $17.34227 to  $17.34227 $  4,822   2.17%    1.00%   to   1.00%   11.90% to   11.90%
December 31, 2011       349    $15.49864 to  $15.49864 $  5,414   2.52%    1.00%   to   1.00%   -1.84% to   -1.84%
December 31, 2010       421    $15.78873 to  $15.78873 $  6,644   2.63%    1.00%   to   1.00%   12.30% to   12.30%
December 31, 2009       487    $14.38338 to  $14.38338 $  7,007   4.42%    1.00%   to   1.00%   22.76% to   22.76%
December 31, 2008       564    $11.71637 to  $11.71637 $  6,605   3.43%    1.00%   to   1.00%  -29.04% to  -29.04%

                                       COLUMBIA VARIABLE PORTFOLIO - MONEY MARKET FUND
                   --------------------------------------------------------------------------------------------
December 31, 2012        95    $10.71636 to  $10.71636 $  1,017   0.00%    1.00%   to   1.00%   -1.01% to   -1.01%
December 31, 2011       109    $10.82529 to  $10.82529 $  1,182   0.00%    1.00%   to   1.00%   -1.00% to   -1.00%
December 31, 2010       104    $10.93445 to  $10.93445 $  1,142   0.02%    1.00%   to   1.00%   -0.97% to   -0.97%
December 31, 2009       125    $11.04133 to  $11.04133 $  1,375   0.25%    1.00%   to   1.25%   -0.77% to   -0.77%
December 31, 2008       159    $11.12662 to  $11.12662 $  1,771   2.59%    1.00%   to   1.00%    1.55% to    1.55%

                                      A81

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    PRELIMINARY UNAUDITED
                   --------------------------------------------------------------------------------------------
                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  ------------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**      TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*    LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ----------  ----------------   ------------------
                                   COLUMBIA VARIABLE PORTFOLIO - SMALL COMPANY GROWTH FUND
                   --------------------------------------------------------------------------------------------
December 31, 2012        19    $20.24437 to  $20.24437 $    381   0.00%    1.00%   to   1.00%   10.88% to   10.88%
December 31, 2011        21    $18.25774 to  $18.25774 $    388   0.00%    1.00%   to   1.00%   -6.49% to   -6.49%
December 31, 2010        30    $19.52472 to  $19.52472 $    578   0.00%    1.00%   to   1.00%   27.10% to   27.10%
December 31, 2009        34    $15.36226 to  $15.36226 $    521   0.00%    1.00%   to   1.00%   24.40% to   24.40%
December 31, 2008        37    $12.34900 to  $12.34900 $    462   0.00%    1.00%   to   1.00%  -41.42% to  -41.42%

                                         PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012       651    $10.79007 to  $14.96204 $  8,260   0.60%    0.65%   to   2.75%   19.02% to   21.60%
December 31, 2011       750    $ 9.06539 to  $12.48038 $  7,890   1.32%    0.65%   to   2.75%  -17.25% to  -15.47%
December 31, 2010       897    $10.95545 to  $14.97476 $ 11,237   1.51%    0.65%   to   2.75%   10.88% to   13.27%
December 31, 2009     1,213    $ 9.88082 to  $11.70611 $ 13,530   2.38%    0.65%   to   2.75%   33.38% to   36.26%
December 31, 2008     1,323    $ 7.40821 to  $ 8.59118 $ 10,961   1.60%    0.65%   to   2.75%  -51.67% to  -50.62%

                                                 NVIT DEVELOPING MARKETS FUND
                   --------------------------------------------------------------------------------------------
December 31, 2012     3,751    $13.65931 to  $31.75987 $ 78,997   0.10%    0.65%   to   3.05%   13.21% to   16.02%
December 31, 2011     4,090    $12.02783 to  $27.44307 $ 75,241   0.27%    0.65%   to   3.05%  -24.77% to  -22.91%
December 31, 2010     6,636    $15.93875 to  $35.68795 $163,952   0.00%    0.65%   to   3.05%   12.60% to   15.39%
December 31, 2009     8,668    $14.11121 to  $31.00701 $189,579   1.12%    0.65%   to   3.05%   42.41% to   61.17%
December 31, 2008     6,642    $ 8.94425 to  $19.28675 $ 86,010   0.64%    0.65%   to   2.75%  -59.02% to  -58.13%

                                                  THE DOW DART 10 PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012       520    $10.55526 to  $17.41057 $  6,534   0.00%    0.65%   to   3.05%    7.36% to   10.02%
December 31, 2011       589    $ 9.62777 to  $16.05136 $  6,772   0.00%    0.65%   to   3.05%    4.44% to    7.02%
December 31, 2010       627    $ 9.02819 to  $15.21278 $  6,798   0.00%    0.65%   to   3.05%   13.19% to   15.99%
December 31, 2009       591    $ 7.81132 to  $13.30332 $  5,447   0.00%    0.65%   to   2.65%   10.93% to   31.20%
December 31, 2008       857    $ 6.92452 to  $10.27256 $  7,084   0.00%    0.65%   to   2.50%  -30.30% to  -28.97%

                                           FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012       906    $ 3.75425 to  $15.11352 $  5,805   0.00%    0.65%   to   3.05%   10.35% to   13.09%
December 31, 2011     1,183    $ 3.34499 to  $13.54166 $  7,011   0.00%    0.65%   to   3.05%  -13.62% to  -11.49%
December 31, 2010     1,563    $ 3.80786 to  $15.50170 $ 10,721   0.00%    0.65%   to   3.05%   15.37% to   18.22%
December 31, 2009     1,949    $ 3.24555 to  $13.27740 $ 11,197   0.00%    0.65%   to   2.65%   25.38% to   31.50%
December 31, 2008     1,208    $ 2.55578 to  $ 8.80712 $  4,702   0.00%    0.65%   to   2.60%  -45.29% to  -40.07%

                                             GLOBAL DIVIDEND TARGET 15 PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012     1,676    $14.50157 to  $25.76586 $ 31,651   0.00%    0.65%   to   3.05%   21.54% to   24.55%
December 31, 2011     1,600    $11.79985 to  $20.81269 $ 24,606   0.00%    0.65%   to   3.05%  -10.31% to   -8.09%
December 31, 2010     2,173    $13.11568 to  $22.78277 $ 36,491   0.00%    0.65%   to   3.05%    6.38% to    9.01%
December 31, 2009     3,011    $12.29106 to  $21.02664 $ 46,874   0.00%    0.65%   to   3.05%   37.18% to   44.07%
December 31, 2008     3,199    $ 9.01244 to  $15.09443 $ 36,070   0.00%    0.65%   to   2.60%  -44.27% to  -43.15%

                                                  NASDAQ TARGET 15 PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012       295    $ 9.28609 to  $13.30700 $  3,164   0.00%    0.65%   to   1.90%   10.84% to   12.26%
December 31, 2011       454    $ 8.30147 to  $11.92625 $  4,401   0.00%    0.65%   to   1.90%   -0.63% to    0.64%
December 31, 2010       787    $ 8.27796 to  $11.92252 $  7,702   0.00%    0.65%   to   1.90%   27.91% to   29.53%
December 31, 2009       384    $ 6.41311 to  $ 9.26007 $  2,820   0.00%    0.65%   to   1.90%   14.72% to   16.18%
December 31, 2008       501    $ 5.53942 to  $ 8.01883 $  3,179   0.00%    0.65%   to   1.90%  -51.83% to  -39.68%

                                                   S&P TARGET 24 PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012       597    $ 9.83774 to  $16.00248 $  7,159   0.00%    0.65%   to   3.05%    6.10% to    8.73%
December 31, 2011       818    $ 9.07967 to  $14.92824 $  9,185   0.00%    0.65%   to   3.05%    5.26% to    7.86%
December 31, 2010       915    $ 8.44778 to  $14.03783 $  9,500   0.00%    0.65%   to   3.05%   15.66% to   18.52%
December 31, 2009     1,053    $ 7.15298 to  $11.47241 $  9,289   0.00%    0.65%   to   2.65%   10.76% to   13.03%
December 31, 2008       992    $ 6.35065 to  $10.21125 $  7,753   0.00%    0.65%   to   2.50%  -29.73% to  -28.39%

                                      A82

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    PRELIMINARY UNAUDITED
                   -------------------------------------------------------------------------------------------
                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  ------------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**      TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*    LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ----------  ----------------   ------------------
                                                TARGET MANAGED VIP PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,716    $ 8.73469 to  $15.08398 $18,388   0.00%    0.65%   to   2.65%   10.02% to   12.28%
December 31, 2011     2,087    $ 7.93929 to  $13.68221 $20,024   0.00%    0.65%   to   2.65%   -4.28% to   -2.32%
December 31, 2010     2,783    $ 8.29426 to  $14.26469 $27,842   0.00%    0.65%   to   2.65%   15.97% to   18.35%
December 31, 2009     3,631    $ 7.15187 to  $11.21855 $31,168   0.00%    0.65%   to   2.65%   10.00% to   12.26%
December 31, 2008     4,209    $ 6.45063 to  $10.05410 $32,278   0.00%    0.65%   to   2.60%  -46.26% to  -45.18%

                                               VALUE LINE TARGET 25 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2012       798    $ 2.98472 to  $12.61467 $ 6,276   0.00%    0.65%   to   1.90%   19.04% to   20.56%
December 31, 2011     1,096    $ 2.48441 to  $10.52697 $ 7,138   0.00%    0.65%   to   1.90%  -26.09% to  -25.15%
December 31, 2010     1,411    $ 3.33115 to  $14.15035 $12,605   0.00%    0.65%   to   1.90%   27.94% to   29.57%
December 31, 2009     1,701    $ 2.57984 to  $10.98699 $11,227   0.00%    0.65%   to   1.90%    5.08% to    6.42%
December 31, 2008     2,423    $ 2.43273 to  $10.38685 $15,210   0.00%    0.65%   to   1.90%  -55.68% to  -54.06%

                                              THE DOW TARGET DIVIDEND PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,695    $ 8.48620 to  $16.81204 $15,646   0.00%    0.65%   to   2.65%    2.76% to    4.88%
December 31, 2011     2,454    $ 8.20205 to  $16.25963 $21,739   0.00%    0.65%   to   2.75%    3.10% to    5.32%
December 31, 2010     2,628    $ 7.95543 to  $15.65834 $22,288   0.00%    0.65%   to   2.75%   13.30% to   15.74%
December 31, 2009     3,040    $ 7.02157 to  $13.72167 $22,552   0.00%    0.65%   to   2.75%   10.98% to   36.51%
December 31, 2008     3,087    $ 6.36274 to  $ 6.84383 $20,380   0.00%    0.65%   to   2.60%  -42.10% to  -40.93%

                                                     PROFUND VP ASIA 30
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,129    $12.45832 to  $26.50384 $22,804   0.00%    0.65%   to   2.50%   12.58% to   14.72%
December 31, 2011     1,209    $11.06023 to  $23.16046 $21,250   0.04%    0.65%   to   2.50%  -28.82% to  -27.47%
December 31, 2010     2,413    $15.53043 to  $32.01290 $59,466   0.09%    0.65%   to   2.50%   11.06% to   13.17%
December 31, 2009     3,728    $13.97643 to  $28.35977 $82,212   1.00%    0.65%   to   2.50%   36.98% to   53.20%
December 31, 2008     2,982    $11.04280 to  $18.55842 $42,945   0.64%    0.65%   to   2.50%  -52.06% to  -51.14%

                                                      PROFUND VP BANKS
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,296    $ 3.75923 to  $12.26356 $ 6,430   0.00%    0.65%   to   2.75%   29.73% to   32.54%
December 31, 2011       618    $ 2.89775 to  $ 4.57248 $ 2,310   0.00%    0.65%   to   2.75%  -28.76% to  -27.23%
December 31, 2010     1,298    $ 4.06786 to  $13.18903 $ 6,663   0.08%    0.65%   to   2.75%    5.36% to    7.63%
December 31, 2009     1,443    $ 3.86107 to  $ 5.86719 $ 6,976   4.31%    0.65%   to   2.75%   -6.68% to   -4.86%
December 31, 2008     3,538    $ 4.64022 to  $ 6.18259 $17,950   1.62%    0.65%   to   2.50%  -48.25% to  -47.26%

                                                       PROFUND VP BEAR
                   -------------------------------------------------------------------------------------------
December 31, 2012     2,506    $ 3.10838 to  $ 5.11497 $ 9,947   0.00%    0.65%   to   3.05%  -19.15% to  -17.14%
December 31, 2011     3,843    $ 3.81882 to  $ 6.17289 $18,224   0.00%    0.65%   to   3.05%  -11.66% to   -9.48%
December 31, 2010     3,981    $ 4.29396 to  $ 6.81914 $21,390   0.00%    0.65%   to   3.05%  -20.31% to  -18.33%
December 31, 2009     5,157    $ 5.35220 to  $ 8.34973 $33,717   0.20%    0.65%   to   3.05%  -29.85% to  -26.27%
December 31, 2008     5,261    $ 7.60268 to  $11.65146 $48,699   2.01%    0.65%   to   2.50%   36.43% to   39.01%

                                                  PROFUND VP BIOTECHNOLOGY
                   -------------------------------------------------------------------------------------------
December 31, 2012       717    $12.92186 to  $23.49701 $10,864   0.00%    0.65%   to   1.90%   38.03% to   39.79%
December 31, 2011       444    $ 9.31427 to  $17.02324 $ 4,770   0.00%    0.65%   to   1.90%    4.54% to    5.87%
December 31, 2010       570    $ 8.86479 to  $16.28406 $ 5,905   0.00%    0.65%   to   1.90%    3.10% to    4.42%
December 31, 2009       790    $ 8.55424 to  $15.79374 $ 7,870   0.00%    0.65%   to   1.90%    1.75% to    3.04%
December 31, 2008     2,205    $ 8.36476 to  $16.51663 $22,229   0.00%    0.65%   to   1.90%   -0.09% to    1.18%

                                                 PROFUND VP BASIC MATERIALS
                   -------------------------------------------------------------------------------------------
December 31, 2012       863    $10.97190 to  $19.73517 $13,665   0.29%    0.65%   to   2.75%    5.50% to    7.78%
December 31, 2011     1,157    $10.40033 to  $18.35708 $17,075   0.16%    0.65%   to   3.05%  -18.71% to  -16.70%
December 31, 2010     3,099    $12.75409 to  $22.09170 $55,254   0.62%    0.65%   to   3.05%   25.74% to   28.85%
December 31, 2009     3,954    $10.11167 to  $17.18817 $55,224   0.58%    0.65%   to   3.05%   39.88% to   61.32%
December 31, 2008     2,384    $ 8.33841 to  $10.68164 $20,621   0.25%    0.65%   to   2.50%  -52.64% to  -51.74%

                                      A83

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    PRELIMINARY UNAUDITED
                   --------------------------------------------------------------------------------------------
                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  ------------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**      TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*    LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ----------  ----------------   ------------------
                                                     PROFUND VP ULTRABULL
                   --------------------------------------------------------------------------------------------
December 31, 2012     1,021    $ 6.59191 to  $14.18214 $  8,024   0.00%    0.65%   to   1.90%   26.46% to   28.08%
December 31, 2011     1,787    $ 5.18608 to  $11.10132 $ 10,990   0.00%    0.65%   to   1.90%   -6.64% to   -5.45%
December 31, 2010     1,807    $ 5.52642 to  $11.77032 $ 12,190   0.00%    0.65%   to   1.90%   19.85% to   21.37%
December 31, 2009     3,112    $ 4.58789 to  $ 9.72215 $ 17,397   1.08%    0.65%   to   1.90%   41.89% to   43.70%
December 31, 2008    11,726    $ 3.21703 to  $ 6.78269 $ 48,791   1.50%    0.65%   to   1.90%  -68.02% to  -67.61%

                                                       PROFUND VP BULL
                   --------------------------------------------------------------------------------------------
December 31, 2012     3,404    $ 9.75656 to  $15.26808 $ 39,465   0.00%    0.65%   to   3.05%   10.41% to   13.15%
December 31, 2011     6,004    $ 8.80949 to  $13.68730 $ 61,306   0.00%    0.65%   to   3.05%   -3.04% to   -0.65%
December 31, 2010     5,435    $ 9.05801 to  $13.97310 $ 57,453   0.15%    0.65%   to   3.05%    9.15% to   11.85%
December 31, 2009     7,235    $ 8.27336 to  $12.67160 $ 69,109   0.80%    0.65%   to   2.75%   20.93% to   26.04%
December 31, 2008     6,812    $ 7.42681 to  $ 9.52283 $ 52,900   0.00%    0.65%   to   2.50%  -39.23% to  -38.07%

                                                 PROFUND VP CONSUMER SERVICES
                   --------------------------------------------------------------------------------------------
December 31, 2012       889    $11.48757 to  $18.49608 $ 10,840   0.00%    0.65%   to   3.05%   18.37% to   21.30%
December 31, 2011       823    $ 9.58355 to  $15.12328 $  8,369   0.00%    0.65%   to   3.05%    2.29% to    4.81%
December 31, 2010     1,604    $ 9.23618 to  $14.63446 $ 15,546   0.00%    0.65%   to   3.05%   17.69% to   20.60%
December 31, 2009       670    $ 7.73635 to  $12.30799 $  5,596   0.00%    0.65%   to   2.75%   23.34% to   29.95%
December 31, 2008       817    $ 6.01368 to  $ 8.15142 $  5,052   0.00%    0.65%   to   2.50%  -33.10% to  -31.83%

                                             PROFUND VP CONSUMER GOODS PORTFOLIO
                   --------------------------------------------------------------------------------------------
December 31, 2012       803    $12.05038 to  $17.54415 $ 11,414   0.95%    0.65%   to   2.75%    7.80% to   10.14%
December 31, 2011     1,243    $11.17801 to  $15.96959 $ 16,036   1.05%    0.65%   to   3.05%    3.69% to    6.25%
December 31, 2010     1,382    $10.74702 to  $15.06781 $ 17,148   0.91%    0.65%   to   3.05%   13.78% to   16.60%
December 31, 2009     1,551    $ 9.41587 to  $12.95546 $ 16,511   0.81%    0.65%   to   2.75%   18.22% to   25.35%
December 31, 2008     1,000    $ 8.57802 to  $10.75388 $  8,804   1.14%    0.65%   to   2.50%  -28.55% to  -27.19%

                                                     PROFUND VP OIL & GAS
                   --------------------------------------------------------------------------------------------
December 31, 2012     1,631    $12.98066 to  $27.70826 $ 35,105   0.12%    0.65%   to   3.05%   -0.25% to    2.23%
December 31, 2011     2,056    $12.97271 to  $27.17321 $ 43,737   0.17%    0.65%   to   3.05%   -0.87% to    1.58%
December 31, 2010     3,005    $13.04571 to  $26.81707 $ 64,390   0.44%    0.65%   to   3.05%   14.17% to   17.00%
December 31, 2009     3,395    $11.39110 to  $22.97908 $ 62,591   0.00%    0.65%   to   3.05%   12.32% to   15.91%
December 31, 2008     3,492    $14.44920 to  $20.07614 $ 55,622   0.00%    0.65%   to   2.50%  -38.53% to  -37.36%

                                                     PROFUND VP EUROPE 30
                   --------------------------------------------------------------------------------------------
December 31, 2012     1,696    $ 8.39741 to  $16.53513 $ 18,717   2.84%    0.65%   to   2.75%   13.38% to   15.84%
December 31, 2011     1,176    $ 7.29348 to  $14.31060 $ 11,042   1.12%    0.65%   to   2.75%  -11.39% to   -9.48%
December 31, 2010     3,144    $ 8.10586 to  $15.84851 $ 34,024   1.87%    0.65%   to   2.75%   -0.19% to    1.97%
December 31, 2009     4,394    $ 7.99780 to  $15.58204 $ 46,899   3.41%    0.65%   to   2.75%   28.65% to   34.35%
December 31, 2008     2,290    $ 6.12200 to  $11.88516 $ 18,076   1.83%    0.65%   to   2.50%  -45.41% to  -44.37%

                                                    PROFUND VP FINANCIALS
                   --------------------------------------------------------------------------------------------
December 31, 2012     2,235    $ 5.58464 to  $14.98123 $ 16,277   0.13%    0.65%   to   3.05%   20.92% to   23.92%
December 31, 2011     1,806    $ 4.60421 to  $12.13849 $ 10,764   0.00%    0.65%   to   3.05%  -16.46% to  -14.39%
December 31, 2010     2,567    $ 5.49417 to  $14.23623 $ 18,134   0.30%    0.65%   to   3.05%    7.55% to   10.21%
December 31, 2009     2,798    $ 5.11801 to  $12.96974 $ 17,959   2.16%    0.65%   to   3.05%   11.96% to   31.98%
December 31, 2008     3,061    $ 4.93780 to  $ 6.48378 $ 16,869   1.36%    0.65%   to   2.50%  -51.78% to  -50.86%

                                               PROFUND VP U.S. GOVERNMENT PLUS
                   --------------------------------------------------------------------------------------------
December 31, 2012     1,423    $13.15892 to  $21.19966 $ 26,886   0.00%    0.65%   to   2.75%   -1.81% to    0.32%
December 31, 2011     2,260    $13.14239 to  $21.13300 $ 42,390   0.14%    0.65%   to   3.05%   39.16% to   42.58%
December 31, 2010     2,138    $ 9.44439 to  $14.82157 $ 28,659   0.42%    0.65%   to   3.05%    6.75% to    9.39%
December 31, 2009     2,832    $ 8.84748 to  $13.54962 $ 35,006   0.05%    0.65%   to   3.05%  -34.47% to   -9.91%
December 31, 2008     5,491    $15.35403 to  $20.24014 $102,443   1.74%    0.65%   to   2.65%   45.77% to   48.76%

                                      A84

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    PRELIMINARY UNAUDITED
                   --------------------------------------------------------------------------------------------
                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  ------------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**      TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*    LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ----------  ----------------   ------------------
                                                    PROFUND VP HEALTH CARE
                   --------------------------------------------------------------------------------------------
December 31, 2012     2,027    $10.65001 to  $16.58498 $ 24,163    0.38%   0.65%   to   2.75%   14.17% to   16.64%
December 31, 2011     1,723    $ 9.20016 to  $14.27648 $ 17,794    0.26%   0.65%   to   2.75%    7.09% to    9.40%
December 31, 2010     1,736    $ 8.47370 to  $13.10274 $ 16,609    0.39%   0.65%   to   2.75%    0.02% to    2.18%
December 31, 2009     2,394    $ 8.35640 to  $12.78830 $ 22,452    0.50%   0.65%   to   2.75%   16.27% to   28.18%
December 31, 2008     2,730    $ 7.08869 to  $ 9.84534 $ 21,152    0.45%   0.65%   to   2.50%  -26.19% to  -24.79%

                                                  ACCESS VP HIGH YIELD FUND
                   --------------------------------------------------------------------------------------------
December 31, 2012     1,584    $16.16581 to  $17.81424 $ 26,571    4.12%   0.65%   to   1.90%   11.95% to   13.38%
December 31, 2011     2,808    $14.43990 to  $15.71178 $ 41,868    0.73%   0.65%   to   1.90%    0.80% to    2.08%
December 31, 2010     1,291    $14.32566 to  $15.39199 $ 18,992   14.74%   0.65%   to   1.90%   14.16% to   15.62%
December 31, 2009     1,388    $12.54825 to  $13.31281 $ 17,790    9.63%   0.65%   to   1.90%   14.69% to   16.15%
December 31, 2008     1,961    $10.94080 to  $11.46149 $ 21,798    6.62%   0.65%   to   1.90%   -6.46% to   -5.26%

                                                    PROFUND VP INDUSTRIALS
                   --------------------------------------------------------------------------------------------
December 31, 2012       681    $10.75494 to  $18.01769 $  9,293    0.34%   0.65%   to   2.75%   12.61% to   15.05%
December 31, 2011       752    $ 9.55071 to  $15.70088 $  9,130    0.37%   0.65%   to   2.75%   -4.48% to   -2.42%
December 31, 2010     1,255    $ 9.99885 to  $16.13119 $ 15,943    0.31%   0.65%   to   2.75%   20.35% to   22.94%
December 31, 2009     1,348    $ 8.30824 to  $13.15379 $ 14,190    0.76%   0.65%   to   2.75%   20.69% to   27.28%
December 31, 2008     1,045    $ 7.93126 to  $10.69572 $  8,678    0.05%   0.65%   to   2.50%  -41.98% to  -40.87%

                                                     PROFUND VP INTERNET
                   --------------------------------------------------------------------------------------------
December 31, 2012       203    $27.71190 to  $33.36005 $  5,733    0.00%   0.65%   to   1.90%   17.48% to   18.98%
December 31, 2011       176    $23.52770 to  $28.10825 $  4,213    0.00%   0.65%   to   1.90%   -8.68% to   -7.51%
December 31, 2010       651    $25.69739 to  $30.46840 $ 16,904    0.00%   0.65%   to   1.90%   32.71% to   34.40%
December 31, 2009       745    $19.31472 to  $22.72756 $ 14,521    0.00%   0.65%   to   1.90%   73.91% to   76.13%
December 31, 2008       208    $11.07782 to  $12.93669 $  2,322    0.00%   0.65%   to   1.90%  -45.88% to  -45.19%

                                                       PROFUND VP JAPAN
                   --------------------------------------------------------------------------------------------
December 31, 2012     1,032    $ 6.72060 to  $11.00789 $  7,983    0.00%   0.65%   to   2.75%   19.56% to   22.15%
December 31, 2011       753    $ 5.62108 to  $ 9.03462 $  4,800    0.00%   0.65%   to   2.75%  -20.78% to  -19.07%
December 31, 2010     1,286    $ 7.09529 to  $11.19134 $ 10,269    0.00%   0.65%   to   2.75%   -9.10% to   -7.14%
December 31, 2009     1,569    $ 7.80589 to  $12.08246 $ 13,550    0.62%   0.65%   to   2.75%    7.29% to   11.24%
December 31, 2008     1,374    $ 7.47329 to  $11.05065 $ 10,845   12.46%   0.65%   to   2.50%  -42.33% to  -41.23%

                                                  PROFUND VP PRECIOUS METALS
                   --------------------------------------------------------------------------------------------
December 31, 2012     3,517    $11.17737 to  $18.51153 $ 53,301    0.00%   0.65%   to   2.75%  -16.90% to  -15.10%
December 31, 2011     4,194    $13.45111 to  $21.85992 $ 75,281    0.00%   0.65%   to   2.75%  -21.43% to  -19.74%
December 31, 2010     6,200    $17.12050 to  $27.30455 $140,602    0.00%   0.65%   to   2.75%   29.28% to   32.07%
December 31, 2009     6,318    $13.24324 to  $20.72703 $109,841    0.89%   0.65%   to   2.75%   31.60% to   36.71%
December 31, 2008     6,241    $10.53746 to  $15.45524 $ 81,177    2.85%   0.65%   to   2.50%  -32.49% to  -31.21%

                                                  PROFUND VP MID-CAP GROWTH
                   --------------------------------------------------------------------------------------------
December 31, 2012     1,815    $12.54492 to  $20.07739 $ 28,057    0.00%   0.65%   to   3.05%   11.86% to   14.63%
December 31, 2011     2,360    $11.18060 to  $17.55915 $ 31,800    0.00%   0.65%   to   3.05%   -5.85% to   -3.52%
December 31, 2010     4,928    $11.83875 to  $18.24645 $ 69,920    0.00%   0.65%   to   3.05%   24.50% to   27.58%
December 31, 2009     3,961    $ 9.47940 to  $14.33773 $ 43,819    0.00%   0.65%   to   3.05%   25.88% to   37.42%
December 31, 2008     2,369    $ 7.04708 to  $10.45994 $ 19,189    0.00%   0.65%   to   2.75%  -40.50% to  -39.21%

                                                   PROFUND VP MID-CAP VALUE
                   --------------------------------------------------------------------------------------------
December 31, 2012     1,520    $11.14090 to  $20.11028 $ 22,992    0.15%   0.65%   to   2.75%   13.35% to   15.81%
December 31, 2011     1,920    $ 9.82848 to  $17.40933 $ 25,104    0.17%   0.65%   to   2.75%   -6.56% to   -4.55%
December 31, 2010     2,069    $10.51873 to  $18.28464 $ 28,287    0.59%   0.65%   to   2.75%   17.14% to   19.67%
December 31, 2009     2,944    $ 8.97953 to  $15.31796 $ 33,809    1.28%   0.65%   to   2.75%   27.27% to   30.02%
December 31, 2008     2,052    $ 8.58307 to  $11.81078 $ 18,308    0.00%   0.65%   to   2.50%  -37.89% to  -36.71%

                                      A85

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    PRELIMINARY UNAUDITED
                   -------------------------------------------------------------------------------------------
                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  ------------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**      TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*    LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ----------  ----------------   ------------------
                                                 PROFUND VP PHARMACEUTICALS
                   -------------------------------------------------------------------------------------------
December 31, 2012       713    $ 9.41676 to  $16.05920 $ 7,029   1.34%    0.65%   to   2.65%    8.88% to   11.13%
December 31, 2011     1,404    $ 8.56033 to  $14.65825 $12,351   1.40%    0.65%   to   2.65%   13.06% to   15.38%
December 31, 2010       650    $ 7.49464 to  $12.88568 $ 5,086   4.35%    0.65%   to   2.75%   -2.28% to   -0.18%
December 31, 2009     1,422    $ 7.58424 to  $ 9.17992 $11,294   1.32%    0.65%   to   2.65%   13.80% to   16.14%
December 31, 2008     1,292    $ 6.59683 to  $ 7.92536 $ 8,813   1.89%    0.65%   to   2.50%  -21.52% to  -20.03%

                                                   PROFUND VP REAL ESTATE
                   -------------------------------------------------------------------------------------------
December 31, 2012       869    $11.27854 to  $22.34453 $16,660   2.35%    0.65%   to   3.05%   13.59% to   16.41%
December 31, 2011       759    $ 9.89831 to  $19.19485 $12,605   0.00%    0.65%   to   3.05%    1.56% to    4.07%
December 31, 2010     1,045    $ 9.71615 to  $18.44425 $16,643   3.52%    0.65%   to   3.05%   20.89% to   23.88%
December 31, 2009     1,325    $ 8.01222 to  $14.88884 $17,219   3.84%    0.65%   to   2.75%   24.38% to   45.92%
December 31, 2008     1,212    $ 7.85776 to  $11.71721 $12,620   0.00%    0.65%   to   2.50%  -42.73% to  -41.64%

                                             PROFUND VP RISING RATES OPPORTUNITY
                   -------------------------------------------------------------------------------------------
December 31, 2012     3,764    $ 2.23383 to  $ 4.69566 $ 9,052   0.00%    0.65%   to   3.05%   -9.78% to   -7.54%
December 31, 2011     4,829    $ 2.44059 to  $ 5.15157 $12,551   0.00%    0.65%   to   3.05%  -39.41% to  -37.91%
December 31, 2010     8,233    $ 3.97042 to  $ 8.41509 $34,707   0.00%    0.65%   to   3.05%  -18.59% to  -16.57%
December 31, 2009     6,287    $ 4.80759 to  $10.23100 $32,417   0.57%    0.65%   to   3.05%    0.53% to   31.33%
December 31, 2008     4,730    $ 3.69802 to  $ 4.68636 $18,310   5.99%    0.65%   to   2.50%  -39.53% to  -38.38%

                                                    PROFUND VP NASDAQ-100
                   -------------------------------------------------------------------------------------------
December 31, 2012     2,193    $ 7.31221 to  $20.65639 $22,815   0.00%    0.65%   to   2.50%   13.32% to   15.47%
December 31, 2011     2,758    $ 6.38058 to  $17.93351 $25,610   0.00%    0.65%   to   2.50%   -1.08% to    0.80%
December 31, 2010     4,005    $ 6.37824 to  $17.83649 $38,551   0.00%    0.65%   to   2.50%   15.29% to   17.48%
December 31, 2009     5,151    $ 5.47064 to  $15.22145 $41,559   0.00%    0.65%   to   2.50%   30.08% to   51.02%
December 31, 2008     3,874    $ 3.64996 to  $10.10445 $19,350   0.00%    0.65%   to   2.50%  -43.92% to  -42.86%

                                                  PROFUND VP SEMICONDUCTOR
                   -------------------------------------------------------------------------------------------
December 31, 2012       176    $ 5.76682 to  $ 9.83468 $ 1,045   0.33%    0.65%   to   1.90%   -5.99% to   -4.79%
December 31, 2011       246    $ 6.11890 to  $10.41920 $ 1,531   0.08%    0.65%   to   1.90%   -5.72% to   -4.52%
December 31, 2010       387    $ 6.47385 to  $11.00687 $ 2,546   1.12%    0.65%   to   1.90%   10.27% to   11.67%
December 31, 2009     1,313    $ 5.85592 to  $ 9.94113 $ 7,787   0.00%    0.65%   to   1.90%   60.87% to   62.92%
December 31, 2008       330    $ 3.63084 to  $ 6.15450 $ 1,209   0.00%    0.65%   to   1.90%  -50.75% to  -50.12%

                                                 PROFUND VP SMALL-CAP GROWTH
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,306    $11.64237 to   21.13125 $20,944   0.00%    0.65%   to   3.05%    9.04% to   11.75%
December 31, 2011     2,476    $10.64374 to   18.95717 $35,338   0.00%    0.65%   to   3.05%   -1.80% to    0.62%
December 31, 2010     3,712    $10.80573 to   18.88706 $54,220   0.00%    0.65%   to   3.05%   21.89% to   24.91%
December 31, 2009     3,213    $ 8.83752 to   15.15895 $37,533   0.00%    0.65%   to   2.75%   22.70% to   25.73%
December 31, 2008     2,498    $ 7.20263 to   12.12382 $23,413   0.00%    0.65%   to   2.75%  -35.85% to  -34.46%

                                                  PROFUND VP SHORT MID-CAP
                   -------------------------------------------------------------------------------------------
December 31, 2012       298    $ 3.38019 to  $ 3.66941 $ 1,043   0.00%    0.65%   to   1.65%  -20.29% to  -19.48%
December 31, 2011       601    $ 4.16456 to  $ 4.55713 $ 2,614   0.00%    0.65%   to   1.90%   -9.97% to   -8.82%
December 31, 2010       374    $ 4.62566 to  $ 4.99814 $ 1,769   0.00%    0.65%   to   1.90%  -27.25% to  -26.33%
December 31, 2009       519    $ 6.35873 to  $ 6.78413 $ 3,363   0.24%    0.65%   to   1.90%  -36.62% to  -35.81%
December 31, 2008       332    $10.03297 to  $10.56935 $ 3,403   2.18%    0.65%   to   1.90%   29.33% to   30.97%

                                                 PROFUND VP SHORT NASDAQ-100
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,644    $ 2.01909 to  $ 3.82383 $ 3,831   0.00%    0.65%   to   2.50%  -20.83% to  -19.32%
December 31, 2011     2,783    $ 2.54776 to  $ 4.80778 $ 8,013   0.00%    0.65%   to   2.50%  -12.71% to  -11.06%
December 31, 2010     2,019    $ 2.91573 to  $ 5.48258 $ 6,671   0.00%    0.65%   to   2.50%  -23.16% to  -21.70%
December 31, 2009     2,233    $ 3.79052 to  $ 7.10204 $ 9,506   0.56%    0.65%   to   2.50%  -42.15% to  -28.89%
December 31, 2008     1,617    $ 6.54522 to  $10.15367 $11,639   3.95%    0.65%   to   2.50%   44.46% to   47.20%

                                      A86

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    PRELIMINARY UNAUDITED
                   -------------------------------------------------------------------------------------------
                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  ------------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**      TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*    LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ----------  ----------------   ------------------
                                                 PROFUND VP SHORT SMALL-CAP
                   -------------------------------------------------------------------------------------------
December 31, 2012       779    $ 3.21681 to  $ 3.56496 $ 2,657   0.00%    0.65%   to   1.90%  -20.51% to  -19.49%
December 31, 2011       986    $ 4.04658 to  $ 4.42795 $ 4,131   0.00%    0.65%   to   1.90%  -10.81% to   -9.68%
December 31, 2010       841    $ 4.53713 to  $ 4.90256 $ 3,928   0.00%    0.65%   to   1.90%  -30.30% to  -29.41%
December 31, 2009     1,098    $ 6.50915 to  $ 6.94472 $ 7,385   0.21%    0.65%   to   1.90%  -33.66% to  -32.81%
December 31, 2008       495    $ 9.81160 to  $10.33629 $ 4,953   5.17%    0.65%   to   1.90%   21.73% to   23.27%

                                                 PROFUND VP SMALL-CAP VALUE
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,279    $10.49501 to  $19.31173 $17,613   0.00%    0.65%   to   3.05%   12.61% to   15.40%
December 31, 2011     1,619    $ 9.29122 to  $16.77683 $18,881   0.00%    0.65%   to   3.05%   -7.02% to   -4.73%
December 31, 2010     1,787    $ 9.96215 to  $17.65318 $22,663   0.19%    0.65%   to   3.05%   18.38% to   21.31%
December 31, 2009     1,491    $ 8.38937 to  $14.58909 $15,703   0.43%    0.65%   to   3.05%   17.09% to   24.57%
December 31, 2008     1,883    $ 7.16486 to  $12.22696 $16,517   0.00%    0.65%   to   2.75%  -32.59% to  -31.13%

                                                    PROFUND VP TECHNOLOGY
                   -------------------------------------------------------------------------------------------
December 31, 2012       816    $ 5.91023 to  $15.72774 $ 6,099   0.00%    0.65%   to   1.90%    8.21% to    9.59%
December 31, 2011     1,409    $ 5.43417 to  $14.47563 $10,484   0.00%    0.65%   to   1.90%   -3.24% to   -2.01%
December 31, 2010     1,440    $ 5.58758 to  $14.89923 $10,700   0.00%    0.65%   to   1.90%    8.63% to   10.01%
December 31, 2009     2,843    $ 5.11764 to  $13.66005 $19,609   0.00%    0.65%   to   1.90%   58.36% to   60.38%
December 31, 2008       994    $ 3.21528 to  $ 8.59101 $ 3,966   0.00%    0.65%   to   1.90%  -45.41% to  -44.72%

                                                PROFUND VP TELECOMMUNICATIONS
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,024    $ 5.87296 to  $14.58634 $ 9,765   2.70%    0.65%   to   3.05%   12.96% to   15.76%
December 31, 2011       897    $ 5.11203 to  $12.72244 $ 7,237   3.20%    0.65%   to   3.05%   -1.23% to    1.21%
December 31, 2010     1,767    $ 5.08947 to  $12.69183 $14,077   3.29%    0.65%   to   3.05%   12.16% to   14.93%
December 31, 2009     1,333    $ 4.46180 to  $11.14929 $ 9,185   5.28%    0.65%   to   3.05%    4.37% to    9.32%
December 31, 2008     2,329    $ 4.21647 to  $10.55780 $13,153   5.78%    0.65%   to   2.50%  -36.06% to  -34.85%

                                                   PROFUND VP ULTRAMID-CAP
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,147    $13.39974 to  $25.80111 $17,481   0.00%    0.65%   to   2.50%   29.17% to   31.63%
December 31, 2011     1,282    $10.28371 to  $19.88226 $14,754   0.00%    0.65%   to   2.50%  -15.81% to  -14.21%
December 31, 2010     2,834    $12.10861 to  $23.50605 $38,606   0.00%    0.65%   to   2.50%   45.94% to   48.70%
December 31, 2009     3,144    $ 8.22543 to  $16.03277 $29,691   0.07%    0.65%   to   2.50%   60.90% to   64.71%
December 31, 2008     4,156    $ 5.04475 to  $ 9.13338 $22,755   1.09%    0.65%   to   2.50%  -68.29% to  -67.69%

                                                 PROFUND VP ULTRANASDAQ-100
                   -------------------------------------------------------------------------------------------
December 31, 2012     9,648    $ 1.08727 to  $25.49858 $20,012   0.00%    0.65%   to   1.90%   31.21% to   32.88%
December 31, 2011    13,474    $ 0.82312 to  $19.23735 $26,978   0.00%    0.65%   to   1.90%   -3.07% to   -1.83%
December 31, 2010    17,474    $ 0.84364 to  $19.64633 $29,713   0.00%    0.65%   to   1.90%   32.65% to   34.34%
December 31, 2009    22,194    $ 0.63185 to  $14.66108 $28,050   0.00%    0.65%   to   1.90%  115.18% to  117.93%
December 31, 2008    26,435    $ 0.29163 to  $ 6.74463 $18,670   0.00%    0.65%   to   1.90%  -73.27% to  -72.92%

                                                  PROFUND VP ULTRASMALL-CAP
                   -------------------------------------------------------------------------------------------
December 31, 2012       882    $ 8.67698 to  $19.17159 $ 8,671   0.00%    0.65%   to   1.90%   27.05% to   28.67%
December 31, 2011     1,128    $ 6.79487 to  $14.93733 $ 8,671   0.00%    0.65%   to   1.90%  -20.37% to  -19.36%
December 31, 2010     1,784    $ 8.49027 to  $18.57003 $17,476   0.00%    0.65%   to   1.90%   45.62% to   47.48%
December 31, 2009     1,693    $ 5.80079 to  $12.62369 $11,107   0.13%    0.65%   to   1.90%   37.51% to   39.27%
December 31, 2008     3,980    $ 4.19697 to  $ 9.08724 $19,692   1.40%    0.65%   to   1.90%  -66.83% to  -66.41%

                                                    PROFUND VP UTILITIES
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,647    $11.54386 to  $21.29761 $23,443   2.48%    0.65%   to   3.05%   -2.92% to   -0.51%
December 31, 2011     2,537    $11.75730 to  $21.46105 $36,724   2.34%    0.65%   to   3.05%   13.93% to   16.75%
December 31, 2010     2,039    $10.14721 to  $18.42886 $25,613   2.48%    0.65%   to   3.05%    2.72% to    5.26%
December 31, 2009     2,236    $ 9.71332 to  $17.55192 $26,844   4.33%    0.65%   to   3.05%    7.69% to   19.76%
December 31, 2008     3,027    $ 8.89627 to  $15.99426 $32,251   1.91%    0.65%   to   2.50%  -32.43% to  -31.15%

                                      A87

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    PRELIMINARY UNAUDITED
                   -------------------------------------------------------------------------------------------
                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  ------------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**      TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*    LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ----------  ----------------   ------------------
                                                 PROFUND VP LARGE-CAP GROWTH
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,861    $10.56723 to  $16.22893 $22,220   0.09%    0.65%   to   2.75%    9.61% to   11.98%
December 31, 2011     2,571    $ 9.64061 to  $14.55084 $27,419   0.00%    0.65%   to   2.75%    0.30% to    2.46%
December 31, 2010     3,155    $ 9.61183 to  $14.25876 $33,212   0.07%    0.65%   to   2.75%   10.07% to   12.45%
December 31, 2009     4,505    $ 8.73218 to  $12.73159 $42,362   0.00%    0.65%   to   2.75%   25.25% to   28.89%
December 31, 2008     3,080    $ 7.11080 to  $ 7.68284 $22,796   0.00%    0.65%   to   2.50%  -37.13% to  -35.94%

                                                 PROFUND VP LARGE-CAP VALUE
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,829    $ 9.14091 to  $15.93700 $18,800   0.83%    0.65%   to   3.05%   11.89% to   14.67%
December 31, 2011     2,107    $ 8.14400 to  $13.95444 $19,187   0.82%    0.65%   to   3.05%   -4.28% to   -1.92%
December 31, 2010     3,322    $ 8.48241 to  $14.28505 $30,816   1.18%    0.65%   to   3.05%    9.45% to   12.16%
December 31, 2009     3,399    $ 7.72597 to  $12.70102 $28,211   2.43%    0.65%   to   3.05%   16.18% to   26.58%
December 31, 2008     4,442    $ 6.82238 to  $ 7.37137 $31,631   2.09%    0.65%   to   2.50%  -41.95% to  -40.85%

                                                        RYDEX VT NOVA
                   -------------------------------------------------------------------------------------------
December 31, 2012       224    $ 6.30896 to  $ 6.99741 $ 1,425   0.00%    0.65%   to   1.40%   20.53% to   21.45%
December 31, 2011       262    $ 5.23427 to  $12.08380 $ 1,381   0.04%    0.65%   to   1.65%   -2.79% to   -1.81%
December 31, 2010       326    $ 5.37110 to  $12.43119 $ 1,760   0.20%    0.11%   to   1.65%   17.99% to   19.18%
December 31, 2009       418    $ 4.54061 to  $10.53588 $ 1,906   0.92%    0.65%   to   1.65%   33.27% to   34.63%
December 31, 2008       525    $ 3.39843 to  $ 7.90563 $ 1,791   0.33%    0.65%   to   1.65%  -55.23% to  -54.77%

                                                     RYDEX VT NASDAQ-100
                   -------------------------------------------------------------------------------------------
December 31, 2012       983    $ 5.97189 to  $19.81775 $ 8,572   0.00%    0.65%   to   1.65%   14.84% to   16.01%
December 31, 2011     1,158    $ 5.17914 to  $17.25682 $ 8,764   0.00%    0.65%   to   1.65%    0.49% to    1.51%
December 31, 2010     1,398    $ 5.13325 to  $17.17328 $10,507   0.00%    0.65%   to   1.65%   16.53% to   17.71%
December 31, 2009     1,752    $ 4.38717 to  $14.73705 $11,271   0.00%    0.65%   to   1.65%   49.49% to   51.01%
December 31, 2008     2,078    $ 2.92280 to  $ 9.85794 $ 8,918   0.15%    0.65%   to   1.65%  -42.87% to  -42.29%

                                              RYDEX VT INVERSE S&P 500 STRATEGY
                   -------------------------------------------------------------------------------------------
December 31, 2012        20    $ 3.44615 to  $ 5.32237 $   100   0.00%    1.00%   to   1.65%  -18.35% to  -17.81%
December 31, 2011        20    $ 4.22083 to  $ 6.47588 $   121   0.00%    1.00%   to   1.65%  -10.54% to   -9.95%
December 31, 2010        22    $ 4.71817 to  $ 7.19150 $   149   0.00%    1.00%   to   1.65%  -18.33% to  -17.79%
December 31, 2009        24    $ 5.77719 to  $ 8.74769 $   202   0.00%    1.00%   to   1.65%  -28.75% to  -28.27%
December 31, 2008        35    $ 8.10781 to  $12.19613 $   414   0.59%    1.00%   to   1.65%   36.95% to   37.85%

                                            INVESCO V.I. GLOBAL HEALTH CARE FUND
                   -------------------------------------------------------------------------------------------
December 31, 2012     1,977    $12.92230 to  $18.97945 $32,463   0.00%    0.65%   to   3.05%   17.20% to   20.11%
December 31, 2011     2,169    $11.06847 to  $15.80162 $29,771   0.00%    0.65%   to   3.05%    0.79% to    3.28%
December 31, 2010     2,704    $10.93718 to  $15.30048 $36,405   0.00%    0.65%   to   3.05%    2.08% to    4.61%
December 31, 2009     3,695    $10.61747 to  $14.62641 $47,164   0.37%    0.65%   to   3.05%   24.17% to   28.18%
December 31, 2008     3,967    $ 8.60158 to  $11.53093 $41,085   0.00%    0.65%   to   2.60%  -30.48% to  -29.08%

                                                INVESCO V.I. TECHNOLOGY FUND
                   -------------------------------------------------------------------------------------------
December 31, 2012     3,100    $ 4.08609 to  $16.00172 $20,463   0.00%    0.65%   to   1.90%    9.16% to   10.56%
December 31, 2011     3,794    $ 3.71853 to  $14.65886 $23,148   0.16%    0.65%   to   1.90%   -6.85% to   -5.67%
December 31, 2010     5,380    $ 3.96587 to  $15.73766 $36,193   0.00%    0.65%   to   1.90%   19.00% to   20.52%
December 31, 2009     5,998    $ 3.31069 to  $13.61352 $33,198   0.00%    0.65%   to   1.90%   54.41% to   56.37%
December 31, 2008     6,278    $ 2.12999 to  $ 8.78071 $21,443   0.00%    0.65%   to   1.90%  -45.56% to  -37.36%

                                    WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND
                   -------------------------------------------------------------------------------------------
December 31, 2012       910    $13.24278 to  $28.56693 $25,939   1.44%    1.40%   to   2.25%   10.49% to   11.45%
December 31, 2011     1,036    $11.98600 to  $25.63242 $26,487   3.02%    1.40%   to   2.25%    4.09% to    5.00%
December 31, 2010     1,250    $11.51455 to  $24.41236 $30,449   1.76%    1.25%   to   2.25%   10.74% to   11.88%
December 31, 2009     1,524    $10.37402 to  $21.85441 $33,168   2.03%    1.40%   to   2.25%   12.86% to   13.84%
December 31, 2008     1,905    $ 9.16874 to  $19.19763 $36,415   2.38%    1.40%   to   2.25%  -30.71% to  -30.11%

                                      A88

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     PRELIMINARY UNAUDITED
                   ----------------------------------------------------------------------------------------------
                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  ------------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**      TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*    LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ----------  ----------------   ------------------
                             WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 2
                   ----------------------------------------------------------------------------------------------
December 31, 2012         83   $ 7.57687 to  $12.96464 $      633    1.34%   1.40%   to   2.15%   11.04% to   11.89%
December 31, 2011        100   $ 6.77169 to  $11.61649 $      679    0.10%   1.40%   to   2.15%  -14.78% to  -14.13%
December 31, 2010        111   $ 7.88580 to  $13.56214 $      883    0.63%   1.40%   to   2.15%   12.48% to   13.34%
December 31, 2009        126   $ 6.95768 to  $11.99634 $      887    2.95%   1.40%   to   2.15%   10.23% to   11.08%
December 31, 2008        154   $ 6.26371 to  $10.82731 $      971    1.97%   1.40%   to   2.15%  -44.62% to  -44.20%

                               WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 2
                   ----------------------------------------------------------------------------------------------
December 31, 2012        110   $13.91046 to  $23.10986 $    1,544    0.00%   1.40%   to   1.90%    5.82% to    6.36%
December 31, 2011        130   $13.07900 to  $21.78391 $    1,708    0.00%   1.40%   to   1.90%   -6.41% to   -5.93%
December 31, 2010        162   $13.90329 to  $23.21580 $    2,273    0.00%   1.40%   to   1.90%   24.37% to   25.00%
December 31, 2009        201   $11.12275 to  $18.61993 $    2,251    0.00%   1.40%   to   1.90%   49.74% to   50.51%
December 31, 2008        228   $ 7.39012 to  $12.40296 $    1,700    0.00%   1.40%   to   1.90%  -42.54% to  -42.24%

                                           WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND
                   ----------------------------------------------------------------------------------------------
December 31, 2012        264   $13.56222 to  $18.91162 $    4,988    1.45%   1.40%   to   2.25%    3.71% to    4.61%
December 31, 2011        295   $13.07769 to  $18.07844 $    5,324    2.68%   1.40%   to   2.25%    5.87% to    6.78%
December 31, 2010        361   $12.35312 to  $16.92992 $    6,105    3.39%   1.40%   to   2.25%    4.62% to    5.53%
December 31, 2009        437   $11.80780 to  $16.04293 $    6,989    4.57%   1.40%   to   2.25%    9.49% to   10.44%
December 31, 2008        565   $10.78418 to  $14.52591 $    8,185    4.78%   1.40%   to   2.25%    0.07% to    0.94%

                                           AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012    138,334   $ 9.56815 to  $14.95001 $1,453,040    1.98%   0.65%   to   3.05%    7.25% to    9.92%
December 31, 2011    134,050   $ 8.91636 to  $13.65642 $1,294,670    1.74%   0.65%   to   3.05%   -4.50% to   -2.15%
December 31, 2010    167,521   $ 9.33203 to  $14.01210 $1,674,836    1.62%   0.65%   to   3.05%   10.88% to   13.62%
December 31, 2009    148,290   $ 8.41215 to  $12.38228 $1,315,842    3.73%   0.65%   to   3.05%   20.14% to   23.66%
December 31, 2008     76,075   $ 7.00219 to  $ 7.48653 $  546,916    2.31%   0.65%   to   3.00%  -36.46% to  -26.81%

                                     AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012    201,472   $ 9.04492 to  $14.94838 $2,010,957    1.37%   0.65%   to   3.05%    9.47% to   12.19%
December 31, 2011    183,236   $ 8.24527 to  $13.37845 $1,644,213    1.14%   0.65%   to   3.05%   -9.07% to   -6.82%
December 31, 2010    259,219   $ 9.04913 to  $14.41610 $2,535,432    0.95%   0.65%   to   3.05%   15.39% to   18.25%
December 31, 2009    227,307   $ 7.82586 to  $12.24100 $1,893,633    2.14%   0.65%   to   3.05%   20.93% to   25.16%
December 31, 2008     93,603   $ 6.39444 to  $ 6.88895 $  618,387    1.26%   0.65%   to   3.00%  -42.49% to  -35.86%

                                               AST ADVANCED STRATEGIES PORTFOLIO
                   ----------------------------------------------------------------------------------------------
December 31, 2012    153,034   $10.66044 to  $15.66679 $1,842,575    1.37%   0.65%   to   3.05%   10.18% to   12.91%
December 31, 2011    141,350   $ 9.65579 to  $13.93170 $1,522,265    1.01%   0.65%   to   3.05%   -2.94% to   -0.54%
December 31, 2010    171,067   $ 9.92738 to  $14.06363 $1,876,266    1.09%   0.65%   to   3.05%   10.24% to   12.97%
December 31, 2009    151,015   $ 8.98668 to  $12.49970 $1,479,256    2.84%   0.65%   to   3.05%   22.42% to   25.38%
December 31, 2008     91,625   $ 7.32986 to  $ 8.15235 $  717,306    1.95%   0.65%   to   3.00%  -31.91% to  -26.68%

                                         COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND
                   ----------------------------------------------------------------------------------------------
December 31, 2012         15   $15.29932 to  $15.29932 $      228    6.66%   1.00%   to   1.00%   13.90% to   13.90%
December 31, 2011         14   $13.43172 to  $13.43172 $      193    6.93%   1.00%   to   1.00%    5.51% to    5.51%
December 31, 2010         19   $12.73069 to  $12.73069 $      248    8.04%   1.00%   to   1.00%   10.84% to   10.84%
December 31, 2009         23   $11.48603 to  $11.48603 $      264   10.99%   1.00%   to   1.00%   42.71% to   42.71%
December 31, 2008         31   $ 8.04841 to  $ 8.04841 $      249   10.47%   1.00%   to   1.00%  -25.53% to  -25.53%

                                AST INVESTMENT GRADE BOND PORTFOLIO (AVAILABLE JANUARY 28, 2008)
                   ----------------------------------------------------------------------------------------------
December 31, 2012    141,377   $13.68874 to  $16.01440 $2,141,323    1.27%   0.65%   to   2.45%    6.72% to    8.69%
December 31, 2011    340,421   $12.82717 to  $14.73389 $4,798,061    1.66%   0.65%   to   2.45%    9.69% to   11.71%
December 31, 2010     32,185   $11.69349 to  $13.18912 $  411,629    6.34%   0.65%   to   2.45%    8.10% to   10.09%
December 31, 2009     66,751   $10.81762 to  $11.99745 $  783,918    1.33%   0.65%   to   2.45%    8.38% to   10.58%
December 31, 2008    192,625   $10.68165 to  $10.91924 $2,067,379    0.00%   0.65%   to   2.25%    6.84% to    9.24%

                                      A89

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     PRELIMINARY UNAUDITED
                   ----------------------------------------------------------------------------------------------
                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  ------------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**      TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*    LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ----------  ----------------   ------------------
                                      AST BOND PORTFOLIO 2015 (AVAILABLE JANUARY 28, 2008)
                   ----------------------------------------------------------------------------------------------
December 31, 2012      6,731   $12.11426 to  $13.06095 $   83,658   2.39%    1.00%   to   2.60%    0.34% to    1.99%
December 31, 2011      9,373   $12.06116 to  $12.80646 $  115,391   1.55%    1.00%   to   2.60%    3.64% to    5.34%
December 31, 2010     11,356   $10.77664 to  $12.15736 $  134,080   0.93%    1.00%   to   2.60%    6.54% to    8.29%
December 31, 2009     17,151   $10.90082 to  $11.30596 $  188,942   0.41%    1.00%   to   2.60%   -2.96% to   -1.37%
December 31, 2008     19,145   $11.22229 to  $11.65126 $  216,007   0.00%    1.00%   to   2.60%   12.25% to   16.06%

                                      AST BOND PORTFOLIO 2018 (AVAILABLE JANUARY 28, 2008)
                   ----------------------------------------------------------------------------------------------
December 31, 2012     23,639   $11.69126 to  $14.64582 $  324,341   0.49%    1.00%   to   3.05%    2.49% to    4.66%
December 31, 2011     36,607   $11.40768 to  $14.10092 $  486,106   0.38%    1.00%   to   3.05%   10.12% to   12.44%
December 31, 2010      6,821   $11.87154 to  $12.44316 $   82,239   0.92%    1.00%   to   2.60%    8.30% to   10.07%
December 31, 2009     11,290   $10.95092 to  $11.46065 $  124,961   0.29%    1.00%   to   2.60%   -8.49% to   -6.99%
December 31, 2008     11,195   $11.95507 to  $12.49226 $  134,558   0.00%    1.00%   to   2.60%   19.58% to   24.18%

                                      AST BOND PORTFOLIO 2019 (AVAILABLE JANUARY 28, 2008)
                   ----------------------------------------------------------------------------------------------
December 31, 2012     11,940   $11.84987 to  $14.81902 $  166,500   0.91%    1.00%   to   3.05%    2.62% to    4.80%
December 31, 2011      3,345   $11.67421 to  $14.10576 $   45,275   0.92%    1.00%   to   2.65%   12.91% to   14.81%
December 31, 2010      6,124   $10.26888 to  $12.31403 $   72,976   0.76%    1.00%   to   3.05%    7.97% to   10.25%
December 31, 2009      7,955   $10.82009 to  $11.32378 $   86,923   0.29%    1.00%   to   2.60%  -10.10% to   -8.62%
December 31, 2008      8,172   $12.02334 to  $12.56373 $   98,717   0.00%    1.00%   to   2.60%   20.26% to   24.63%

                                   AST GLOBAL REAL ESTATE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   ----------------------------------------------------------------------------------------------
December 31, 2012      3,715   $10.63809 to  $19.67649 $   43,049   1.44%    0.65%   to   3.05%   22.93% to   25.98%
December 31, 2011      2,477   $ 8.62695 to  $15.68204 $   23,007   2.40%    0.65%   to   3.05%   -7.93% to   -5.66%
December 31, 2010      4,177   $ 9.34126 to  $16.68933 $   41,195   1.44%    0.65%   to   3.05%   16.54% to   19.42%
December 31, 2009      2,357   $ 7.99105 to  $14.03210 $   19,670   1.56%    0.65%   to   3.05%   31.38% to   42.32%
December 31, 2008        237   $ 6.08218 to  $ 6.14182 $    1,451   0.00%    0.65%   to   2.75%  -40.22% to  -39.64%

                           AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE JULY 21, 2008)
                   ----------------------------------------------------------------------------------------------
December 31, 2012     13,403   $ 9.45164 to  $16.59416 $  137,728   1.11%    0.65%   to   3.05%   14.33% to   17.16%
December 31, 2011     11,537   $ 8.25024 to  $14.22060 $  102,017   0.91%    0.65%   to   3.05%  -22.70% to  -20.79%
December 31, 2010     19,650   $10.67821 to  $18.02538 $  221,083   0.35%    0.65%   to   3.05%   18.54% to   21.47%
December 31, 2009     12,030   $ 8.98003 to  $14.89875 $  111,878   0.29%    0.65%   to   3.05%   46.17% to   65.43%
December 31, 2008        435   $ 5.54542 to  $ 5.59970 $    2,424   0.00%    0.65%   to   2.75%  -45.10% to  -44.57%

                       FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND (EXPIRED SEPTEMBER 21, 2012)
                   ----------------------------------------------------------------------------------------------
December 31, 2012          0   $ 9.39402 to  $15.42462 $        0   2.96%    0.65%   to   3.05%   10.87% to   12.86%
December 31, 2011    101,261   $ 8.54994 to  $13.70722 $  923,811   0.02%    0.65%   to   3.05%   -4.67% to   -2.31%
December 31, 2010    141,668   $ 8.94069 to  $14.08791 $1,338,437   2.38%    0.65%   to   3.05%    6.88% to    9.52%
December 31, 2009     97,787   $ 8.31798 to  $12.91478 $  848,658   4.88%    0.65%   to   3.05%   26.30% to   29.22%
December 31, 2008     16,970   $ 6.59289 to  $ 7.13081 $  112,595   4.20%    0.65%   to   2.85%  -34.58% to  -28.85%

                                      AST BOND PORTFOLIO 2016 (AVAILABLE JANUARY 2, 2009)
                   ----------------------------------------------------------------------------------------------
December 31, 2012      4,458   $10.85405 to  $11.58470 $   49,328   0.36%    1.00%   to   3.05%    0.98% to    3.12%
December 31, 2011      9,660   $10.69872 to  $11.23403 $  104,934   1.37%    1.00%   to   3.05%    6.30% to    8.54%
December 31, 2010      4,241   $10.01804 to  $10.40895 $   42,972   0.00%    1.00%   to   3.05%   -2.59% to    9.47%
December 31, 2009      2,553   $ 9.30169 to  $ 9.61033 $   23,900   0.00%    1.00%   to   3.05%   -6.97% to   -3.30%

                                      AST BOND PORTFOLIO 2020 (AVAILABLE JANUARY 2, 2009)
                   ----------------------------------------------------------------------------------------------
December 31, 2012        250   $11.25102 to   12.13249 $    2,912   1.74%    1.00%   to   3.05%    3.07% to    5.26%
December 31, 2011      1,825   $10.89328 to   11.75025 $   20,386   1.10%    1.00%   to   3.05%   15.07% to   17.49%
December 31, 2010      8,914   $ 9.44753 to   10.11830 $   85,718   0.00%    1.00%   to   3.05%    8.43% to   10.73%
December 31, 2009        382   $ 8.71725 to    8.83810 $    3,351   0.00%    1.25%   to   2.60%  -12.81% to  -11.61%

                              AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   ----------------------------------------------------------------------------------------------
December 31, 2012      1,483   $11.35602 to   12.25980 $   17,595   0.48%    0.65%   to   3.05%    9.77% to   12.50%
December 31, 2011      1,306   $10.34493 to   10.89775 $   13,910   0.36%    0.65%   to   3.05%   -8.74% to   -6.48%
December 31, 2010      1,498   $11.33555 to   11.65322 $   17,245   0.03%    0.65%   to   3.05%   10.26% to   12.98%
December 31, 2009        108   $10.28868 to   10.31407 $    1,114   0.00%    0.65%   to   2.50%    1.42% to    1.65%

                                      A90

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    PRELIMINARY UNAUDITED
                   --------------------------------------------------------------------------------------------
                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  ------------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**      TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*    LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ----------  ----------------   ------------------
                            AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   --------------------------------------------------------------------------------------------
December 31, 2012     1,968    $12.08098 to   13.04213 $ 24,865   0.00%    0.65%   to   3.05%   11.67% to   14.44%
December 31, 2011     1,294    $10.81864 to   11.39664 $ 14,435   0.00%    0.65%   to   3.05%   -2.40% to    0.01%
December 31, 2010       986    $11.08508 to   11.39576 $ 11,090   0.00%    0.65%   to   3.05%    7.92% to   10.59%
December 31, 2009       248    $10.27541 to   10.30424 $  2,548   0.00%    0.65%   to   2.75%    1.91% to    2.18%

                                                   AST BOND PORTFOLIO 2017
                   --------------------------------------------------------------------------------------------
December 31, 2012    14,408    $11.69682 to   12.45405 $173,061   0.51%    1.00%   to   3.05%    1.91% to    4.07%
December 31, 2011    26,813    $11.47779 to   11.96728 $313,345   0.38%    1.00%   to   3.05%    8.02% to   10.29%
December 31, 2010    15,542    $10.62584 to   10.82309 $166,786   0.00%    1.25%        3.05%    6.26% to    8.23%

                                                   AST BOND PORTFOLIO 2021
                   --------------------------------------------------------------------------------------------
December 31, 2012    11,983    $13.12442 to   13.97410 $161,533   0.71%    1.00%   to   3.05%    3.53% to    5.73%
December 31, 2011    29,917    $12.67668 to   13.21731 $386,214   0.11%    1.00%   to   3.05%   16.64% to   19.10%
December 31, 2010    12,100    $10.86825 to   11.09795 $132,969   0.00%    1.00%        3.05%    8.68% to   10.98%

                   WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------------
December 31, 2012     1,180    $10.08864 to   21.39358 $ 15,109   1.33%    0.65%   to   3.05%   15.82% to   18.69%
December 31, 2011     1,327    $ 8.61400 to   18.02462 $ 14,246   0.53%    0.65%   to   3.05%   -5.13% to   -2.79%
December 31, 2010     1,675    $ 9.05206 to   18.54172 $ 18,922   0.00%    0.65%        3.05%   15.74% to   17.05%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 2 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------------
December 31, 2012       217    $13.31019 to   13.51167 $  2,925   0.00%    1.40%   to   2.00%   17.98% to   18.70%
December 31, 2011       242    $11.28193 to   11.38291 $  2,757   0.00%    1.40%   to   2.00%   -7.43% to   -6.86%
December 31, 2010       290    $12.18704 to   12.22148 $  3,549   0.00%    1.40%        2.00%   25.73% to   26.08%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------------
December 31, 2012        97    $12.05687 to   12.20861 $  1,190   1.15%    1.40%   to   1.90%   12.16% to   12.73%
December 31, 2011       130    $10.74994 to   10.83003 $  1,408   0.89%    1.40%   to   1.90%   -8.82% to   -8.36%
December 31, 2010       160    $11.78970 to   11.81747 $  1,896   0.00%    1.40%        1.90%   21.74% to   22.02%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------------
December 31, 2012     1,653    $11.38028 to  $23.34812 $ 24,608   0.00%    0.65%   to   2.75%   17.43% to   19.97%
December 31, 2011     1,761    $ 9.55821 to  $19.51074 $ 22,323   0.00%    0.65%   to   2.75%   -7.96% to   -5.97%
December 31, 2010     1,861    $10.24241 to  $20.80208 $ 24,512   0.00%    0.65%        3.05%   25.29% to   26.70%

                   WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------------
December 31, 2012     1,068    $11.91770 to  $12.56149 $ 13,139   0.00%    0.65%   to   2.75%    5.13% to    7.41%
December 31, 2011     1,326    $11.33590 to  $11.69509 $ 15,305   0.00%    0.65%   to   2.75%   -6.97% to   -4.96%
December 31, 2010     1,993    $12.18495 to  $12.30586 $ 24,425   0.00%    0.65%        2.75%   27.02% to   28.27%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------------
December 31, 2012     1,410    $ 9.98939 to  $16.56227 $ 20,976   1.60%    0.65%   to   2.75%   10.55% to   12.94%
December 31, 2011     1,696    $ 9.03608 to  $14.85171 $ 22,585   0.63%    0.65%   to   3.05%  -15.45% to  -13.36%
December 31, 2010     2,222    $10.65393 to  $17.35923 $ 34,424   0.00%    0.65%        2.75%   20.29% to   21.48%

                                     AST BOND PORTFOLIO 2022 (AVAILABLE JANUARY 3, 2011)
                   --------------------------------------------------------------------------------------------
December 31, 2012    24,062    $12.17835 to  $12.69832 $298,808   0.03%    1.00%   to   3.05%    2.61% to    4.79%
December 31, 2011    19,367    $11.86808 to  $12.11811 $232,181   0.00%    1.00%   to   3.05%   18.68% to   21.18%

                                AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   --------------------------------------------------------------------------------------------
December 31, 2012     1,077    $ 9.71986 to  $10.07382 $ 10,665   0.04%    0.65%   to   2.75%   10.04% to   12.42%
December 31, 2011       402    $ 8.83297 to  $ 8.96067 $  3,579   0.00%    0.65%   to   2.75%  -11.65% to  -10.39%

                                      A91

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     PRELIMINARY UNAUDITED
                   ----------------------------------------------------------------------------------------------
                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  ------------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**      TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*    LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ----------  ----------------   ------------------
                              AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   ----------------------------------------------------------------------------------------------
December 31, 2012     10,251   $ 9.84874 to  $10.26034 $  103,152   0.46%    0.65%   to   3.05%    8.48% to   11.17%
December 31, 2011      6,081   $ 9.09799 to  $ 9.22952 $   55,682   0.00%    0.65%   to   2.75%   -9.00% to   -7.70%

                                 INVESCO V.I. CAPITAL DEVELOPMENT FUND (EXPIRED APRIL 27, 2012)
                   ----------------------------------------------------------------------------------------------
December 31, 2012          0   $ 9.12871 to  $ 9.35487 $        0   0.00%    0.65%   to   3.05%   12.83% to   13.73%
December 31, 2011      1,707   $ 8.09035 to  $ 8.22518 $   13,959   0.00%    0.65%   to   3.05%  -19.36% to  -18.02%

                               INVESCO V.I. DIVERSIFIED DIVIDEND FUND (AVAILABLE APRIL 29, 2011)
                   ----------------------------------------------------------------------------------------------
December 31, 2012      1,555   $10.39765 to  $10.83280 $   16,595   2.17%    0.65%   to   3.05%   15.10% to   17.95%
December 31, 2011      1,357   $ 9.03387 to  $ 9.18409 $   12,385   0.00%    0.65%   to   3.05%   -9.59% to   -8.10%

                    COLUMBIA VARIABLE PORTFOLIO SHORT DURATION US GOVERNMENT FUND (AVAILABLE APRIL 29, 2011)
                   ----------------------------------------------------------------------------------------------
December 31, 2012        104   $10.09513 to  $10.09513 $    1,051   1.10%    1.00%   to   1.00%    0.67% to    0.67%
December 31, 2011        123   $10.02837 to  $10.02837 $    1,236   0.00%    1.00%   to   1.00%    0.29% to    0.29%

                              COLUMBIA VARIABLE PORTFOLIO - GROWTH FUND (AVAILABLE APRIL 29, 2011)
                   ----------------------------------------------------------------------------------------------
December 31, 2012        428   $10.37878 to  $10.42277 $    4,459   0.00%    1.00%   to   1.25%   18.77% to   19.07%
December 31, 2011        475   $ 8.73885 to  $ 8.75374 $    4,160   0.00%    1.00%   to   1.25%  -12.96% to  -12.81%

                        WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 1 (AVAILABLE AUGUST 26, 2011)
                   ----------------------------------------------------------------------------------------------
December 31, 2012        257   $12.19196 to  $12.23385 $    3,145   0.56%    1.40%   to   1.65%   13.89% to   14.18%
December 31, 2011        333   $10.70517 to  $10.71464 $    3,568   0.00%    1.40%   to   1.65%    4.72% to    4.81%

                        WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (AVAILABLE AUGUST 26, 2011)
                   ----------------------------------------------------------------------------------------------
December 31, 2012        512   $12.08988 to  $12.19003 $    6,241   0.09%    1.40%   to   2.00%   13.21% to   13.90%
December 31, 2011        606   $10.67956 to  $10.70235 $    6,485   0.00%    1.40%   to   2.00%    4.47% to    4.69%

                                AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   ----------------------------------------------------------------------------------------------
December 31, 2012      3,099   $10.43128 to  $10.73524 $   32,871   0.22%    0.65%   to   3.05%    3.84% to    6.41%
December 31, 2011      1,604   $10.04576 to  $10.08823 $   16,146   0.00%    0.65%   to   3.05%    0.28% to    0.69%

                             AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   ----------------------------------------------------------------------------------------------
December 31, 2012      2,308   $10.21334 to  $10.51107 $   23,951   0.28%    0.65%   to   3.05%    1.67% to    4.19%
December 31, 2011        804   $10.05571 to  $10.07956 $    8,096   0.00%    1.15%   to   2.50%    0.28% to    0.50%

                                      AST BOND PORTFOLIO 2023 (AVAILABLE JANUARY 03, 2012)
                   ----------------------------------------------------------------------------------------------
December 31, 2012     10,249   $10.26629 to  $10.48379 $  106,291   0.00%    1.00%   to   3.05%    2.66% to    4.84%

                     AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   ----------------------------------------------------------------------------------------------
December 31, 2012    111,155   $10.64433 to  $10.82218 $1,194,526   0.00%    0.65%   to   3.05%    6.47% to    8.23%

                            AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   ----------------------------------------------------------------------------------------------
December 31, 2012     18,367   $10.22384 to  $10.39473 $  189,664   1.26%    0.65%   to   3.05%    2.26% to    3.95%

                         AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   ----------------------------------------------------------------------------------------------
December 31, 2012        135   $10.38171 to  $10.42474 $    1,403   0.00%    0.65%   to   1.75%    3.83% to    4.25%

                                 AST MFS LARGE-CAP VALUE PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   ----------------------------------------------------------------------------------------------
December 31, 2012         85   $10.16395 to  $10.23520 $      867   0.00%    0.65%   to   2.50%    1.66% to    2.36%

                             INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND (AVAILABLE APRIL 27, 2012)
                   ----------------------------------------------------------------------------------------------
December 31, 2012      1,265   $ 9.67111 to  $ 9.83336 $   12,370   0.00%    0.65%   to   3.05%   -3.77% to   -2.16%

                                      A92

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)


        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio is annualized and excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2011 or from the effective date of the subaccount through the end of the reporting period.

        CONTRACT CHARGES/FEATURES

        Each Annuity funded through the Separate Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Separate Account, while others are deducted either annually or at the time that certain transactions are made.

        Insurance Charge--The Insurance Charge is the combination of the mortality and expense risk charge and the administrative charge. The Insurance Charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Separate Account.

                                      A93

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)


        The following Insurance Charge levels apply to each Annuity product, as listed.

INSURANCE
CHARGE    ANNUITY PRODUCT NAME
--------- -------------------------------------------------------------------------------------------------
  0.65%   Choice, Choice 2000, ASAP III, XTra Credit SIX, Stagecoach ASAP III, Stagecoach Xtra Credit SIX,
           Optimum, Optimum Plus
  1.00%   AS Impact, Defined Investments Annuity, Galaxy III
  1.15%   AS Cornerstone
  1.25%   ASAIA, ASVIA
  1.40%   PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
           ASL, Stagecoach Flex, ASL Premier, XTra Credit Stagecoach Extra Credit, Harvester XTra Credit,
           XTra Credit Premier XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector, Stagecoach
           Variable Annuity, Stagecoach VA+ Emerald Choice, Imperium
  1.65%   Apex II, ASL II, ASL II Premier, Stagecoach APEX II, Optimum Four
  1.75%   Optimum Extra, Xtra Credit EIGHT
  2.25%   ASAIA w/ Guarantee

        Distribution Charge--The Distribution Charge is deducted by the Separate Account on certain Prudential Annuities annuity contracts. The Distribution Charge is intended to compensate us for a portion of our acquisition expenses under the Annuity, including promotion and distribution of the Annuity. The Distribution Charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Separate Account. The charge is deducted for the number of years indicated below and then no longer applies.

DISTRIBUTION
CHARGE       ANNUITY PRODUCT                                                    NAME PERIOD DEDUCTED
------------ ------------------------------------------------------------------ --------------------
   0.60%     ASAP III, Stagecoach ASAP III, Optimum Annuity                       Years 1-8 only
   1.00%     XTra Credit SIX, Stagecoach XTra Credit SIX, Optimum Plus Annuity    Years 1-10 only

        Annual Maintenance Fee--An Annual Maintenance Fee of up to $35 is deducted at the end of each Annuity Year and upon surrender of the Annuity. The Annual Maintenance Fee on certain contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the Account Value of the Annuity on the anniversary date when the charge is deducted.

        Transfer Fees--Transfer Fees are charged at a rate of $10 for each transfer after the 20th in each Annuity Year, as set forth in the respective prospectuses.

        Contingent Deferred Sales Charges--Contingent Deferred Sales Charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, Contingent Deferred Sales Charges will apply for a maximum number of years depending on the type of contract. The maximum number of years may be based on the number of years since each Purchase Payment is applied or from the issue date of the Annuity. Certain annuities do not deduct a Contingent Deferred Sales Charge upon surrender or withdrawal. Please refer to the prospectus for your annuity contract for a complete description of the Contingent Deferred Sales Charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each Annuity Year.

        Premium Taxes--Some states and municipalities impose premium taxes, which currently range up to 3.5% on Variable Immediate Annuity contracts.

                                      A94

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)


        Optional Benefit Charges--Prior to November 18, 2002, Prudential Annuities offered certain optional benefits as riders to the various annuity contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, Prudential Annuities offers riders for optional benefits whose annual charge is deducted on a daily basis from the assets in the Separate Account. The daily charge for the optional benefits is deducted in the same manner as the Insurance Charge and the Distribution Charge (if applicable).

        Currently, Prudential Annuities offers several different optional benefits, as follows: Guaranteed Return Option PlusSM II (GRO Plus II), Highest Daily Guaranteed Return Option II (HD GRO II), Highest Anniversary Value Death Benefit (HAV), Combination 5% Roll-Up and HAV Death Benefit (Combo 5%),. Currently, the charges for GRO Plus II and HD GRO II is 0.60% per year, HAV is 0.40% per year, and Combo 5% is 0.80% per year.

        Prudential Annuities also include optional benefits that are no longer available for new sales, as follows:

        Guaranteed Return Option PlusSM (GRO Plus), Guaranteed Return Option 2008 (GRO Plus 2008), Highest Daily Guaranteed Return Option (HD GRO) Guaranteed Minimum Withdrawal Benefit (GMWB), Guaranteed Minimum Income Benefit (GMIB), Lifetime Five Income Benefit (LT5), Enhanced Beneficiary Protection Death Benefit (EBP), Highest Daily Value Death Benefit (HDV), Highest Daily Lifetime Seven (HD7), Highest Daily Lifetime Seven with Beneficiary Income Option (HD7 with BIO), Highest Daily Lifetime Seven with Lifetime Income Accelerator (HD7 with LIA), Spousal Highest Daily Lifetime Seven (SHD7), Spousal Highest Daily Lifetime Seven with Beneficiary Income Option (SHD7 with BIO), Highest Daily Lifetime Seven Plus (HD7 Plus), Highest Daily Lifetime Seven Plus with Beneficiary Income Option (HD7 Plus with BIO), Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator (HD7 Plus with
        LIA), Spousal Highest Daily Lifetime Seven Plus (SHD7 Plus), and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option (SHD7 Plus with BIO), Highest Daily Lifetime Six Plus (HD6
        Plus), Spousal Highest Daily Lifetime Six Plus (SHD6 Plus), Highest Daily Lifetime Six Plus with Lifetime Income Accelerator (HD6 Plus with
        LIA).

        The charge for GRO Plus and EBP is 0.25% per year, respectively, the charge for GMWB is 0.35% per year, and the charge for HDV is 0.5% per year, respectively, the charge for LT5 is 0.60% per year and the charge for GMIB is 0.50% per year of the Protected Income Value. The charge for HD7, HD7 with BIO, HD7 with LIA, SHD7 and SHD7 with BIO is a percentage of the Protected Withdrawal Value that is deducted pro rata from the Subaccounts on a quarterly basis. The charge for HD7 Plus, HD7 Plus with BIO, HD7 Plus with LIA, SHD7 Plus and SHD7 Plus with BIO, HD6 Plus, SHD6 Plus, and HD6 Plus with LIA is assessed against the greater of the account value or the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis. Certain Prudential Annuities annuity contracts may not be eligible to elect all or any optional benefits.

                                      A95

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)


        ACCUMULATION UNIT VALUES

        Accumulation Unit Values (or "AUVs") are calculated for each Sub-account on each Valuation Day. Each Sub-account may have several different AUVs based on each combination of the Insurance Charge, Distribution Charge and each available optional benefit.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------------------------
   0.65%     Choice, Choice 2000 - No Optional Benefits.
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 2 Sub-accounts).
   0.90%     Choice, Choice 2000 - One 0.25% Optional Benefit.
   1.00%     AS Impact, Defined Investments Annuity, Galaxy III - No Optional Benefits.
             Choice 2000 with GMWB, Choice 2000 with HD GRO,
             Choice 2000 with GRO Plus 2008
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 3 Sub-accounts).
   1.05%     Choice 2000 with HAV
   1.15%     Choice with HAV
             Choice 2000 - One 0.50% Optional Benefit; or Two 0.25% Optional Benefits.
             AS Cornerstone - No Optional Benefits
   1.25%     ASAP III, Stagecoach ASAP III, Optimum - No Optional Benefits.
             AS Impact, Defined Investments Annuity, Galaxy III - One 0.25% Optional Benefit.
             Choice 2000 - with LT5; or with GMWB and either HAV or EBP.
             ASAIA, ASVIA, Choice 2000 with HD GRO and HAV,
             Choice 2000 with GRO Plus 2008 and HAV
             Choice 2000 with HD GRO
             Choice 2000 with GRO Plus 2008
             Choice 2000 with HD5
             Choice 2000 with EBP and HD GRO
             Choice 2000 with EBP and GRO Plus 2008
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 7 Sub-accounts).
   1.40%     PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
              ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
              Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier,
             AS Protector, Stagecoach Variable Annuity, Stagecoach VA+ - No Optional Benefits.
             Choice - Three 0.25% Optional Benefits. Choice 2000 - with Combo 5% and GRO Plus; or with
              Three 0.25% Optional Benefits. AS Cornerstone with EBP II or HAV
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 1 Sub-accounts).
   1.45%     Choice 2000 with GMDB Annual Step Up or 5% Roll Up with HAV
   1.50%     ASAP III, Stagecoach ASAP III, Optimum - One 0.25% Optional Benefit.
             AS Impact, Defined Investments Annuity - Two 0.25% Optional Benefits.
             Choice 2000 - with GMWB, HAV, and EBP; or with GMWB and either Combo 5% or HDV; or with
              LT5 and either HAV or EBP, AS Cornerstone with HD GRO,
             AS Cornerstone with HD GRO
             AS Cornerstone with GRO Plus 2008,
             AS Cornerstone with GMWB
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with HAV, EBP and HD GRO
             Choice 2000 with HD GRO and HAV
             Choice 2000 with GRO Plus 2008 and HAV
   1.55%     AS Cornerstone with HAV

                                      A96

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------------------------
   1.60%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, ASAP III with HD GRO
             ASAP III with GRO Plus 2008
             Optimum with HD GRO
             Optimum with GRO Plus 2008
   1.65%     Apex II, ASL II, ASL II Premier, Stagecoach Apex II, Optimum Four, XTra Credit SIX,
             Stagecoach XTra Credit SIX, Optimum Plus - No Optional Benefits.
             ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
             ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester
             XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
             Stagecoach Variable Annuity, Stagecoach VA+ - One 0.25% Optional Benefit.
             ASAP III with HAV
             Optimum with HAV
             Choice 2000 with HD GRO and HAV
             Choice 2000 with GRO Plus 2008 and HAV
             AS Cornerstone with HDV
             AS Cornerstone with GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with EBP II and HAV
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 9 Sub-accounts).
   1.75%     XTra Credit EIGHT and Optimum XTra - No Optional Benefits
             ASAP III, Stagecoach ASAP III, Optimum - One 0.50% Optional Benefit; or Two 0.25%
             Optional Benefits.
             Defined Investments Annuity - Three 0.25% Optional Benefits.
             Choice 2000 - with LT5, HAV and EBP; or with GMWB, HDV and EBP; or with LT5 and either
             Combo 5% or HDV
             AS Cornerstone with LT5 or HD5
             AS Cornerstone with HD GRO and EBP II
             AS Cornerstone with GRO Plus 2008 and EBP II
             AS Cornerstone with GMWB and EBP II
             AS Cornerstone with GMWB and HAV
             AS Cornerstone with HD GRO
             AS Cornerstone with GRO Plus 2008
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Choice 2000 with HD GRO and EBP and HAV
             Choice 2000 with GRO Plus 2008 and EBP and HAV
   1.85%     ASAP III, Stagecoach ASAP III, Optimum - with LT5; or with GMWB and either HAV or EBP.
             ASAP III with HD GRO and HAV, ASAP III with GRO Plus 2008 and HAV
             ASAP III with HD GRO
             ASAP III with GRO Plus 2008
             ASAP III with EBP and HD GRO or GRO Plus 2008
             ASAP III with HD5
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
             Optimum with HD GRO
             Optimum with GRO Plus 2008
             Optimum with EBP and HD GRO or GRO Plus 2008
             Optimum with HD5
   1.90%     ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX,
             Stagecoach XTra Credit SIX, Optimum Plus - One 0.25% Optional Benefit.
             Stagecoach XTra Credit SIX, Optimum Plus - One 0.25% Optional Benefit.
             ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
             XTra Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity - Two 0.25% Optional Benefits.
             AS Cornerstone with SLT5

                                      A97

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
   1.95%     AS Cornerstone with GMDB Annual Step Up or 5% Roll Up with HAV
   2.00%     ASAP III, Stagecoach ASAP III, Optimum - with Combo 5% and GRO Plus; or with Three 0.25%
              Optional Benefits.
             Credit SIX,
             Optimum Plus - with GMWB.
             Choice 2000 - with LT5, HDV and EBP.
             ASL II with HD GRO, ASL II with GRO Plus 2008, XTra Credit SIX with HD GRO
             XTra Credit SIX with GRO Plus 2008, Apex II with HD GRO, Apex II with GRO Plus 2008
             Optimum Four with HD GRO
             Optimum Four with GRO Plus 2008
             Optimum Plus with HD GRO
             Optimum Plus with GRO Plus 2008
             XTra Credit EIGHT with EBP II or HAV
             Optimum XTra with EBP II or HAV
             AS Cornerstone with GMWB and HDV
             AS Cornerstone with GMWB and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with LT5 and EBP II
             AS Cornerstone with HD5 and EBP II
             AS Cornerstone with HD GRO and EBP and HAV
             AS Cornerstone with HD GRO and HAV
             AS Cornerstone with GRO Plus 2008 and HAV
   2.05%     ASL II with HAV
             Apex II with HAV
             XTra Credit SIX with HAV
             Optimum Four with HAV
             Optimum Plus with HAV
             ASAP III with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
   2.10%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, HAV and EBP; or with GMWB and either
              Combo 5% or HDV; or with LT5 and either HAV or EBP.
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASAP III with HD GRO and HAV and EBP
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and HAV and EBP
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO, XTra Credit EIGHT with GRO Plus 2008
             XTra Credit EIGHT with GMWB
             Optimum XTra with HD GRO
             Optimum XTra with GRO Plus 2008
             Optimum XTra with GMWB
             ASAP III with HD GRO and HAV
             ASAP III with GRO Plus 2008 and HAV
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
   2.15%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - One 0.50% Optional Benefit; or Two 0.25% Optional Benefits.
             ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
              XTra Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity - Three 0.25% Optional
              Benefits.

                                      A98

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -----------------------------------------------------------------------------------------------
             AS Cornerstone with HD GRO and HAV
             AS Cornerstone with GRO Plus 2008 and HAV
   2.25%     ASAP II - with HAV, EBP and GMWB.
             ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach
              XTra Credit SIX, Optimum Plus - with LT5; or with GMWB and either HAV or EBP.
             ASAIA w/ Guarantee*,
             ASL II with HD GRO and HAV, ASL II with GRO Plus 2008 and HAV, XTra Credit SIX with HD
              GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV, Apex II with HD GRO and HAV, Apex II with GRO
              Plus 2008 and HAV
             AS Cornerstone with HD GRO and EBP and HAV
             AS Cornerstone with GRO Plus 2008 and EBP and HAV
             AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASAP III with HD GRO and HAV
             ASAP III with GRO Plus 2008 and HAV
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
             ASL II with HD GRO
             ASL II with GRO Plus 2008
             XTra Credit SIX with HD GRO
             XTra Credit SIX with GRO Plus 2008
             Optimum Four with HD GRO
             Optimum Four with GRO Plus 2008
             Optimum Plus with HD GRO
             Optimum Plus with GRO Plus 2008
             Apex II with HD GRO
             Apex II with GRO Plus 2008
             Apex II with EBP and HD GRO or GRO Plus 2008
             ASL II with EBP and HD GRO or GRO Plus 2008
             XTra Credit SIX with EBP and HD GRO or GRO Plus 2008
             Optimum Four with EBP and HD GRO or GRO Plus 2008
             Optimum Plus with EBP and HD GRO or GRO Plus 2008
             XTra Credit EIGHT with HDV
             XTra Credit EIGHT with GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with EBP II and HAV
             Optimum XTra with HDV
             Optimum XTra with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with EBP II and HAV
             AS Cornerstone with LT5 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with HD 5 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with LT5 and HDV
             AS Cornerstone with HD5 and HDV
             AS Cornerstone with LT5 and EBP II and HAV
             AS Cornerstone with HD5 and EBP II and HAV
              *This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 8 Sub-accounts).
   2.35%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, HDV and EBP; or with LT5, HAV and
              EBP; or with LT5 and either Combo 5% or HDV.
             XTra Credit EIGHT with HD GRO and HAV, XTra Credit EIGHT with GRO Plus 2008 and HAV
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up
             ASAP III with HD GRO and EBP and HAV
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASAP III with GRO Plus 2008 and EBP and HAV

                                      A99

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum with HD GRO and EBP and HAV
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum with GRO Plus 2008 and EBP and HAV
             XTra Credit EIGHT with HD GRO
             XTra Credit EIGHT with GRO Plus 2008
             XTra Credit EIGHT with LT5 or HD5
             XTra Credit EIGHT with HD GRO and EBP II
             XTra Credit EIGHT with GRO PLUS 2008 and EBP II
             XTra Credit EIGHT with GMWB and EBP II
             Optimum XTra with HD GRO and HAV
             Optimum XTra with GRO Plus 2008 and HAV
             Optimum XTra with HD GRO
             Optimum XTra with GRO Plus 2008
             Optimum XTra with LT5 or HD5
             Optimum XTra with HD GRO and EBP II
             Optimum XTra with GRO PLUS 2008 and EBP II
             Optimum XTra with GMWB and EBP II
   2.40%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with Combo 5% and GRO Plus; or with Three 0.25% Optional Benefits.
             Apex II with HDV and GRO Plus
             Apex II with HD GRO with DB
             ASL II with HDV and GRO Plus
             ASL II with HD GRO with DB
             XTra Credit SIX with HDV and GRO Plus
             XTra Credit SIX with HD GRO with DB
             Optimum Four with HDV and GRO Plus
             Optimum Four with HD GRO with DB
             Optimum Plus with HDV and GRO Plus
             Optimum Plus with HD GRO with DB
   2.45%     ASL II with GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up with HAV
   2.50%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with GMWB, HAV and EBP; or with GMWB and either Combo 5% or HDV; or
              with LT5 and either HAV or EBP, ASL II with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASL II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             ASL II with HD GRO and EBP and HAV
             ASL II with GRO Plus 2008 and EBP and HAV
             XTra Credit SIX with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with HD GRO and EBP and HAV
             XTra Credit SIX with GRO Plus 2008 and EBP and HAV
             Optimum Four with HD GRO and EBP and HAV
             Optimum Four with GRO Plus 2008 and EBP and HAV
             Optimum Plus with HD GRO and EBP and HAV
             Optimum Plus with GRO Plus 2008 and EBP and HAV

                                     A100

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -----------------------------------------------------------------------------------------
             Apex II with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with HD GRO and EBP and HAV
             Apex II with GRO Plus 2008 and EBP and HAV
             AS Cornerstone with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up
             ASL II with HD GRO and HAV
             ASL II with GRO Plus 2008 and HAV
             XTra Credit SIX with HD GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV
             Optimum Four with HD GRO and HAV
             Optimum Four with GRO Plus 2008 and HAV
             Optimum Plus with HD GRO and HAV
             Optimum Plus with GRO Plus 2008 and HAV
             Apex II with HD GRO and HAV
             Apex II with GRO Plus 2008 and HAV
             XTra Credit EIGHT with SLT5
             Optimum Xtra with SLT5
   2.55%     AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             AS Cornerstone with and GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
   2.60%     ASAP III, Stagecoach ASAP III, Optimum - with LT5, HDV and EBP.
             XTra Credit EIGHT with GMWB and HDV
             XTra Credit EIGHT with LT5 and EBP II
             XTra Credit EIGHT with LT5 and HAV
             XTra Credit EIGHT with HDLT5 and EBP II
             XTra Credit EIGHT with HDLT5 and HAV
             XTra Credit EIGHT with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO and EBP and HAV
             XTra Credit EIGHT with GRO Plus 2008 and EBP and HAV
             XTra Credit EIGHT with HD GRO and HAV
             XTra Credit EIGHT with GRO Plus 2008 and HAV
             XTra Credit EIGHT with EBP II and HAV
             Optimum XTra with GMWB and HDV
             Optimum XTra with LT5 and EBP II
             Optimum XTra with LT5 and HAV
             Optimum XTra with HDLT5 and EBP II
             Optimum XTra with HDLT5 and HAV
             Optimum XTra with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HD GRO and EBP and HAV
             Optimum XTra with GRO Plus 2008 and EBP and HAV
             Optimum XTra with HD GRO and HAV
             Optimum XTra with GRO Plus 2008 and HAV
             Optimum XTra with EBP II and HAV
   2.65%     AS Apex II, Advanced Series LifeVest II, Stagecoach APEX II, Stagecoach Xtra Credit Six,
             AS Xtra Credit Six.
             ASL II with HD GRO and HAV
             ASL II with GRO Plus 2008 and HAV
             XTra Credit SIX with HD GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV
             Apex II with HD GRO and HAV
             Apex II with GRO Plus 2008 and HAV
             Optimum Four with HD GRO and HAV

                                     A101

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
             Optimum Four with GRO Plus 2008 and HAV
             Optimum Plus with HD GRO and HAV
             Optimum Plus with GRO Plus 2008 and HAV
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
   2.75%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with GMWB, HDV and EBP; or with LT5, HAV and EBP; or with LT5 and either
              Combo 5% or HDV.
             ASL II with HD GRO and GMDB Annual Step Up or 5% Roll Up
             ASL II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASL II with HD GRO and EBP and HAV
             ASL II with GRO Plus 2008 and EBP and HAV
             XTra Credit SIX with HD GRO and GMDB Annual Step Up or 5% Roll Up
             XTra Credit SIX with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             XTra Credit SIX with HD GRO and EBP and HAV
             XTra Credit SIX with GRO Plus 2008 and EBP and HAV
             Optimum Four with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum Four with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum Four with HD GRO and EBP and HAV
             Optimum Four with GRO Plus 2008 and EBP and HAV
             Optimum Plus with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum Plus with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum Plus with HD GRO and EBP and HAV
             Optimum Plus with GRO Plus 2008 and EBP and HAV
             Apex II with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Apex II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Apex II with HD GRO and EBP and HAV
             Apex II with GRO Plus 2008 and EBP and HAV
   2.85%     XTra Credit EIGHT with LT5 and HDV
             XTra Credit EIGHT with LT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HDLT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with HD GRO and EBP and HAV
             XTra Credit EIGHT with GRO Plus 2008 and EBP and HAV
             Optimum XTra with LT5 and HDV
             Optimum XTra with LT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HDLT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with HD GRO and EBP and HAV
             Optimum XTra with GRO Plus 2008 and EBP and HAV
   3.00%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with LT5, HDV and EBP.
   3.05%     ASL II with GMDB Annual Step Up or 5% Roll Up and HD GRO
             ASL II with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Apex II with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Apex II with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up and HD GRO
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Optimum Four with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Optimum Four with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008

                                     A102

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -----------------------------------------------------------------------------------
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
   3.10%     XTra Credit EIGHT with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra T with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Variable Annuity Policies reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the policy.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate options--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Withdrawals and other charges--are various contract level charges as described in contract charges and features section located above.

                                     A103

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                           FINANCIAL STATEMENTS AND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                          DECEMBER 31, 2011 AND 2010

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                         INDEX TO FINANCIAL STATEMENTS

                                                                                           Page
                                                                                          Number
                                                                                          ------
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

Management's Annual Report on Internal Control Over Financial Reporting                     B-2

Statements of Financial Position as of December 31, 2011 and 2010                           B-3

Statements of Operations and Comprehensive Income for the Years ended December 31, 2011,
2010 and 2009                                                                               B-4

Statements of Equity for the Years ended December 31, 2011, 2010 and 2009                   B-5

Statements of Cash Flows for the Years ended December 31, 2011, 2010, and 2009              B-6

Notes to Financial Statements                                                               B-7

Report of Independent Registered Public Accounting Firm                                    B-70

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Prudential Annuities Life Assurance Corporation (the "Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2011, of the Company's internal control over financial reporting, based on the framework established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2011.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management's report was not subject to attestation by the Company's registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

November 28, 2012

FINANCIAL INFORMATION

Prudential Annuities Life Assurance Corporation

Statements of Financial Position
December 31, 2011 and December 31, 2010 (in thousands, except share amounts)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                 2011        2010
                                                                                             -----------  -----------
ASSETS
Fixed maturities available-for-sale, at fair value (amortized cost, 2011: $4,838,695; 2010:
 $4,964,264)                                                                                 $ 5,273,767  $ 5,456,221
Trading account assets, at fair value                                                             38,578       79,605
Equity securities available-for-sale, at fair value (cost, 2011: $2,510; 2010: $14,484)            3,071       17,587
Commercial mortgage and other loans, net of valuation allowance                                  449,359      431,432
Policy loans                                                                                      14,316       13,905
Short-term investments                                                                           237,601      228,383
Other long-term investments                                                                      191,545       75,476
                                                                                             -----------  -----------
  Total investments                                                                            6,208,237    6,302,609
Cash and cash equivalents                                                                          8,861          487
Deferred policy acquisition costs                                                                666,764    1,357,156
Accrued investment income                                                                         59,033       62,392
Reinsurance recoverable                                                                        1,748,177      187,062
Income tax receivable                                                                            102,678            -
Value of business acquired                                                                        29,010       32,497
Deferred sales inducements                                                                       445,841      796,507
Receivables from parent and affiliates                                                            24,968       51,221
Investment receivable on open trades                                                               6,299        8,435
Other assets                                                                                      12,232       10,355
Separate account assets                                                                       42,942,758   48,275,343
                                                                                             -----------  -----------
Total Assets                                                                                 $52,254,858  $57,084,064
                                                                                             ===========  ===========

LIABILITIES AND EQUITY
Policyholders' account balances                                                              $ 5,189,269  $ 5,319,359
Future policy benefits and other policyholder liabilities                                      2,092,694      412,872
Payables to parent and affiliates                                                                 73,587      127,502
Cash collateral for loaned securities                                                            125,884       87,210
Income tax payable                                                                                     -       67,844
Short-term debt                                                                                   27,803      205,054
Long-term debt                                                                                   600,000      600,000
Other liabilities                                                                                182,286      198,757
Separate account liabilities                                                                  42,942,758   48,275,343
                                                                                             -----------  -----------
Total Liabilities                                                                             51,234,281   55,293,941
                                                                                             -----------  -----------

COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

EQUITY
Common stock, $100 par value;
 25,000 shares, authorized,
 issued and outstanding                                                                            2,500        2,500

Additional paid-in capital                                                                       882,670      974,921

Retained earnings (deficit)                                                                      (25,305)     621,831

Accumulated other comprehensive income (loss)                                                    160,712      190,871
                                                                                             -----------  -----------
Total Equity                                                                                   1,020,577    1,790,123
                                                                                             -----------  -----------
TOTAL LIABILITIES AND EQUITY                                                                 $52,254,858  $57,084,064
                                                                                             ===========  ===========

                       See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Operations and Comprehensive Income
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------

                                                                                    2011        2010        2009
                                                                                 ----------  ----------  ----------
REVENUES

Premiums                                                                         $   28,648  $   29,477  $   13,431
Policy charges and fee income                                                       824,808     741,190     392,753
Net investment income                                                               306,010     377,109     494,733
Asset administration fees and other income                                          291,629     290,210     197,672
Realized investment gains (losses), net:
  Other-than-temporary impairments on fixed maturity securities                     (23,624)    (42,228)    (23,497)
  Other-than-temporary impairments on fixed maturity securities transferred to
  Other Comprehensive Income                                                         22,662      39,224      11,890
  Other realized investment gains (losses), net                                      72,745     139,043      48,574
                                                                                 ----------  ----------  ----------
    Total realized investment gains (losses), net                                    71,783     136,039      36,967
                                                                                 ----------  ----------  ----------
Total revenues                                                                    1,522,878   1,574,025   1,135,556
                                                                                 ----------  ----------  ----------
BENEFITS AND EXPENSES

Policyholders' benefits                                                             128,149      40,911       4,414
Interest credited to policyholders' account balances                                554,197     371,798     409,057
Amortization of deferred policy acquisition costs                                   716,088     178,669     277,106
General administrative and other expenses                                           442,062     449,351     448,859
                                                                                 ----------  ----------  ----------
Total benefits and expenses                                                       1,840,496   1,040,729   1,139,436
                                                                                 ----------  ----------  ----------
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES                                  (317,618)    533,296      (3,880)
                                                                                 ----------  ----------  ----------

Income taxes:
  Current                                                                            32,230     (28,619)   (239,796)
  Deferred                                                                         (198,293)    148,125     175,756
                                                                                 ----------  ----------  ----------

Income tax (benefit) expense                                                       (166,063)    119,506     (64,040)
                                                                                 ----------  ----------  ----------
NET INCOME (LOSS)                                                                $ (151,555) $  413,790  $   60,160
                                                                                 ----------  ----------  ----------
Other comprehensive income before tax:
  Net unrealized investment gains (losses) for the period
    Unrealized investment gains (losses) for the period                              29,991     104,799     463,909
    Reclassification adjustment for (gains) losses in net income                    (76,391)    (31,683)   (217,678)
                                                                                 ----------  ----------  ----------
  Total                                                                             (46,400)     73,116     246,231
                                                                                 ----------  ----------  ----------
Other comprehensive income (loss), before tax:                                      (46,400)     73,116     246,231
  Less: Income tax (benefit) related to:
    Net unrealized investment gains (losses)                                        (16,240)     25,591      87,098
                                                                                 ----------  ----------  ----------
  Total                                                                             (16,240)     25,591      87,098
                                                                                 ----------  ----------  ----------
Other comprehensive income (loss), net of taxes                                     (30,160)     47,525     159,133
                                                                                 ----------  ----------  ----------
COMPREHENSIVE INCOME (LOSS)                                                      $ (181,715) $  461,315  $  219,293
                                                                                 ==========  ==========  ==========

                       See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Equity
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------

                                                                                       Accumulated
                                                               Additional                 Other
                                                        Common  Paid-in    Retained   Comprehensive    Total
                                                        Stock   Capital    Earnings   Income (Loss)    Equity
                                                        ------ ---------- ----------  -------------  ----------
Balance, December 31, 2008                              $2,500 $ 974,921  $  729,100      $ (5,946)  $1,700,575

Cumulative impact of the retrospective adoption of new
 authoritative guidance on January 1, 2009                   -         -       8,707         (8,707)          -
Cumulative impact of the retrospective adoption of new
 authoritative guidance on January 1, 2012.                  -         -     (96,731)        (1,134)    (97,865)
Net income                                                   -         -      60,160              -      60,160
Distribution to parent                                       -         -     (23,195)             -     (23,195)
Other comprehensive income, net of taxes                     -         -           -        159,133     159,133
                                                        ------ ---------- ----------  -------------  ----------
Balance, December 31, 2009                              $2,500 $ 974,921  $  678,041      $ 143,346  $1,798,808
                                                        ====== ========== ==========  =============  ==========

Net income                                                   -         -     413,790              -     413,790
Distribution to parent                                       -         -   (470,000)              -   (470,000)
Other comprehensive income, net of taxes                     -         -           -         47,525      47,525
                                                        ------ ---------- ----------  -------------  ----------
Balance, December 31, 2010                              $2,500 $ 974,921  $  621,831      $ 190,871  $1,790,123
                                                        ====== ========== ==========  =============  ==========
Net loss                                                     -         -   (151,555)              -   (151,555)
Distribution to parent                                       -  (92,251)   (495,580)              -   (587,831)
Other comprehensive loss, net of taxes                       -         -           -       (30,160)    (30,160)
                                                        ------ ---------- ----------  -------------  ----------
Balance, December 31, 2011                              $2,500 $ 882,670  $ (25,304)      $ 160,711  $1,020,577
                                                        ====== ========== ==========  =============  ==========

                       See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Cash Flows
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------

                                                                                       2011         2010         2009
                                                                                   -----------  -----------  -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net Income (Loss)                                                                $  (151,555) $   413,790  $    60,160
Adjustments to reconcile net income to net cash provided by operating activities:
  Policy charges and fee income                                                         40,573       91,816      171,087
  Realized investment (gains) losses, net                                              (71,783)    (136,039)     (36,967)
  Amortization and depreciation                                                         (3,970)     (16,328)     (12,874)
  Interest credited to policyholders' account balances                                 554,197      371,798      409,057
  Change in:
   Future policy benefit reserves                                                      283,546      165,209        2,192
   Accrued investment income                                                             1,412       13,816       14,698
   Trading account assets                                                                1,643        1,425       (9,721)
   Net (payable) receivable to affiliates                                              (31,638)     109,411      (34,208)
   Deferred sales inducements                                                          (68,370)    (182,823)    (293,388)
   Deferred policy acquisition costs                                                   674,094      (96,647)    (299,048)
   Income taxes (receivable) payable                                                  (154,282)     332,358      (64,259)
   Reinsurance recoverable                                                            (264,470)    (229,099)    (117,214)
   Other, net                                                                          (14,067)      18,125      (47,005)
                                                                                   -----------  -----------  -----------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES                                     $   795,330  $   856,812  $  (257,490)
                                                                                   -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity of:
   Fixed maturities, available-for-sale                                            $ 1,668,465  $ 1,917,959  $ 7,208,289
   Equity securities, available-for-sale                                                10,054        7,478       13,900
   Commercial mortgage and other loans                                                  98,940       14,018       57,393
   Trading account assets                                                               44,977        6,230        9,733
   Policy loans                                                                          1,384          822           45
   Other long-term investments                                                           1,775          589          445
   Short-term investments                                                            6,323,322    5,097,995    5,566,265
  Payments for the purchase/origination of:
   Fixed maturities, available for sale                                             (1,414,340)    (676,652)  (3,090,497)
   Equity securities, available for sale                                                (2,643)      (5,000)     (19,636)
   Commercial mortgage and other loans                                                (110,069)     (72,504)     (61,445)
   Trading account assets                                                               (3,007)      (4,574)     (24,061)
   Policy loans                                                                           (941)      (2,620)        (319)
   Other long-term investments                                                         (24,572)     (48,979)     (14,428)
   Short-term investments                                                           (6,332,538)  (4,620,729)  (6,017,771)
  Notes receivable from parent and affiliates, net                                       4,346       10,906            -
  Other, net                                                                            (1,020)        (663)           -
                                                                                   -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES                                               $   264,133  $ 1,624,276  $ 3,627,913
                                                                                   -----------  -----------  -----------
CASH FLOWS USED IN FINANCING ACTIVITIES:
  Distribution to Parent                                                           $  (587,831) $  (470,000) $   (23,195)
  Decrease in future fees payable to Parent, net                                             -            -         (749)
  Cash collateral for loaned securities                                                 38,674     (176,407)      (5,843)
  Securities sold under agreement to repurchase                                              -         (602)         602
  Proceeds from the issuance of debt (maturities longer than 90 days)                        -            -      600,000
  Repayments of debt (maturities longer than 90 days)                                 (175,000)           -       (4,547)
  Net (decrease) increase in short-term borrowing                                       (2,251)     (24,531)    (131,683)
  Drafts outstanding                                                                   (22,376)      16,158        4,017
  Policyholders' account balances
  Deposits                                                                           2,665,921    2,767,101    3,364,812
  Withdrawals                                                                       (2,968,226)  (4,663,868)  (7,128,838)
                                                                                   -----------  -----------  -----------
CASH FLOWS USED IN FINANCING ACTIVITIES                                            $(1,051,089) $(2,552,149) $(3,325,424)
                                                                                   -----------  -----------  -----------
  Net increase (decrease) in cash and cash equivalents                                   8,374      (71,061)      44,999
  Cash and cash equivalents, beginning of period                                           487       71,548       26,549
                                                                                   -----------  -----------  -----------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                           $     8,861  $       487  $    71,548
                                                                                   ===========  ===========  ===========
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes (received) paid                                                     $   (11,781) $  (212,852) $       (11)
  Interest paid                                                                    $    35,913  $    36,554  $    11,608

                       See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

1. BUSINESS

Prudential Annuities Life Assurance Corporation (the "Company", "we", or "our"), formerly known as American Skandia Life Assurance Corporation, with its principal offices in Shelton, Connecticut, is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey corporation. The Company is a wholly owned subsidiary of Prudential Annuities, Inc. ("PAI"), formerly known as American Skandia, Inc., which in turn is an indirect wholly owned subsidiary of Prudential Financial.

The Company develops long-term savings and retirement products, which are distributed through its affiliated broker/dealer company, Prudential Annuities Distributors, Incorporated. ("PAD"), formerly known as American Skandia Marketing, Incorporated. The Company issued variable deferred and immediate annuities for individuals and groups in the United States of America and its territories.

Beginning in March 2010, the Company ceased offering its existing variable annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product line in each of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (which are affiliates of the Company within the Prudential Annuities business unit of Prudential Financial). In general, the new product line offers the same optional living benefits and optional death benefits as offered by the Company's existing variable annuities. However, subject to applicable contractual provisions and administrative rules, the Company will continue to accept subsequent purchase payments on inforce contracts under existing annuity products.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing long-term savings and retirement products, including insurance products, and individual and group annuities.

Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The Company has extensive transactions and relationships with Prudential Financial affiliates, as more fully described in Note 13. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of sales inducements; future policy benefits including guarantees; valuation of investments including derivatives and the recognition of other-than-temporary impairments ("OTTI"); provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------


2. ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments in Debt and Equity Securities and Commercial Mortgage and Other
Loans
The Company's principal investments are fixed maturities; trading account assets; equity securities; and short-term investments. The accounting policies related to each are as follows:

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 10 for additional information regarding the determination of fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Interest income, as well as the related amortization of premium and accretion of discount is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For asset-backed and mortgage-backed securities rated below AA, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs, value of business acquired, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)" or ("AOCI.")

Trading account assets, at fair value, represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these assets are reported in "Asset administration fees and other income." Interest and dividend income from these investments is reported in "Net investment income."

Equity securities, available-for-sale are comprised of common stock, and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, value of business acquired, deferred sales inducements, and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income
(loss)". The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when declared.

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural loans. Commercial mortgage loans are broken down by class which is based on property type (industrial properties, retail, office, multi-family/apartment, hospitality, and other).

Commercial mortgage and other loans originated and held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses, and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)


Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans, as well as, loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)


The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Short-term investments primarily consist of investments in certain money market funds as well as highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are generally carried at fair value.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)


Other long-term investments consist of the Company's investments in joint ventures and limited partnerships, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are generally accounted for using the equity method of accounting. In certain instances in which the Company's partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies, the Company applies the cost method of accounting. The Company's income from investments in joint ventures and partnerships accounted for using the equity method or cost method is included in "Net investment income." The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for other-than-temporary impairment), the Company uses financial information provided by the investee, generally on a one to three month lag.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments for debt securities an other-than-temporary impairment must be recognized in earnings for a debt security in an unrealized loss position when an entity either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the guidance requires that the Company analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an other-than-temporary impairment is recognized.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments, when an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)

other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of "Accumulated other comprehensive income (loss)."

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including prepayment assumptions, and are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates include assumptions regarding the underlying collateral including default rates and recoveries which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps and options. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix, and to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency, and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed below and in
Note 10, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges, are recorded in current earnings. Cash flows from derivatives are reported in the operating and investing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)


Derivatives are recorded either as assets, within "Other long-term investments" or as liabilities, within "Other liabilities," except for embedded derivatives, which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with its affiliated counterparty Prudential Global Funding, LLC, with which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in "Accumulated other comprehensive income (loss)" until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." In this scenario, the hedged asset or liability under a fair value hedge will no longer be adjusted for changes in fair value and the existing basis adjustment is amortized to the income statement line associated with the asset or liability. The component of "Accumulated other comprehensive income (loss)" related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Gains and losses that were in "Accumulated other comprehensive income (loss)" pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)

instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net". For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Other trading account assets, at fair value." The Company has sold variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. The Company has entered into reinsurance agreements to transfer the risk related to the embedded derivatives contained in certain insurance product to affiliates. These reinsurance agreements are derivatives and have been accounted in the same manner as the guaranteed benefit feature.

Cash and cash equivalents
Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments, and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Trading account assets, at fair value." The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Value of business acquired
As a result of certain acquisitions and the application of purchase accounting, the Company reports a financial asset representing the value of business acquired ("VOBA"). VOBA includes an explicit adjustment to reflect the cost of capital attributable to the acquired insurance contracts. VOBA represents an adjustment to the stated value of inforce insurance contract liabilities to present them at fair value, determined as of the acquisition date. VOBA balances are subject to recoverability testing, in the manner in which it was acquired, at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits. The Company has established a VOBA asset primarily for its acquisition of American Skandia Life Assurance Corporation. For acquired annuity contracts, future positive cash flows generally include fees and other charges assessed to the contracts as long as they remain in force as well as fees collected upon surrender, if applicable, while future negative cash flows include costs to administer contracts and benefit payments. In addition, future cash flows with respect to acquired annuity business include the impact of future cash flows expected from the guaranteed minimum death and income benefit provisions. For acquired annuity contracts, VOBA is amortized in proportion to estimated gross profits arising from the contracts and anticipated future experience, which is evaluated regularly. See Note 5 for additional information regarding value of business acquired.

Deferred policy acquisition costs
Costs that are directly related to the production of new insurance and annuity products are deferred to the extent such costs are deemed recoverable from future profits. Such deferred policy acquisition costs ("DAC") include incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. See below under "Adoption of New Accounting Pronouncements" for a discussion of the new authoritative guidance retrospectively adopted effective January 1, 2012, which is reflected in the Financial Statements. In each

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)

reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the end of each reporting period to ensure that the capitalized amounts do not exceed the present value of anticipated gross profits or premiums less benefits and maintenance expenses, as applicable. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs for fixed and variable deferred annuity products are deferred and amortized over the expected life of the contracts (approximately 25 - 99 years) in proportion to gross profits arising principally from investment results, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach to derive the blended future rate of return assumptions. However, if the projected future rate of return calculated using this approach is greater than the maximum future rate of return assumption, the maximum future rate of return is utilized in deriving the blended future rate of return assumption. In addition to the gross profit components previously mentioned, the impact of the embedded derivatives associated with certain optional living benefit features of the Company's variable annuity contracts and related hedging activities are also included in actual gross profits used as the basis for calculating current period amortization and, in certain instances, in management's estimate of total gross profits used for setting the amortization rate, regardless of which affiliated legal entity this activity occurs. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note
13. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "Amortization of deferred policy acquisition costs" in the period such estimated gross profits are revised.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. For internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Reinsurance recoverables
Reinsurance recoverables include corresponding payables and receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13 to the Financial Statements.

Separate account assets and liabilities
Separate account assets are reported at fair value and represent segregated funds that are invested for certain policyholders. "Separate account assets" are predominantly shares in Advanced Series Trust formerly known as American Skandia Trust co-managed by AST Investment Services, Incorporated ("ASISI") formerly known as

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)

American Skandia Investment Services, Incorporated and Prudential Investments LLC, which utilizes various fund managers as sub-advisors. The remaining assets are shares in other mutual funds, which are managed by independent investment firms. The contractholder has the option of directing funds to a wide variety of investment options, most of which invest in mutual funds. The investment risk on the variable portion of a contract is borne by the contractholder, except to the extent of minimum guarantees by the Company, which are not separate account liabilities. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Company's results of operations and Comprehensive Income. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income". Asset administration fees calculated on account assets are included in "Asset administration fees." Separate account liabilities primarily represent the contractholder's account balance in separate account assets and will be equal and offsetting to total separate account assets.

Deferred sales inducements
The Company provides sales inducements to contractholders, which primarily reflect an up-front bonus added to the contractholder's initial deposit for certain annuity contracts. These costs are deferred and recognized in "Deferred sales inducements". They are amortized using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to recoverability testing at the end of each reporting period to ensure that the capitalized amounts do not exceed the present value of anticipated gross profits. The Company records amortization of deferred sales inducements in "Interest credited to policyholders' account balances." See Note 6 for additional information regarding sales inducements.

Other assets and other liabilities
"Other assets" consist primarily of accruals for asset administration fees. "Other assets" also consist of state insurance licenses. Licenses to do business in all states have been capitalized and reflected at the purchase price of $4.0 million. Due to the adoption of authoritative guidance on accounting for Goodwill and Other Intangible Assets, the cost of the licenses is no longer being amortized but is subjected to an annual impairment test. As of December 31, 2011, the Company estimated the fair value of the state insurance licenses to be in excess of book value and, therefore, no impairment charge was required. See "Value of Business Acquired" for additional information.

"Other liabilities" consist primarily of accrued expenses, technical overdrafts and a liability to the participants of a deferred compensation plan. Other liabilities may also include derivative instruments for which fair values are determined as described above under "Derivative Financial Instruments".

Future policy benefits
The Company's liability for future policy benefits is primarily comprised of liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in
Note 6. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 10 to the Financial Statements.

The Company's liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have annuitized, where the timing and

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)

amount of payment depends on policyholder mortality, less the present value of future net premiums. Expected mortality is generally based on the Company's historical experience or standard industry tables. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves.

Policyholders' account balances
The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent liabilities
Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance revenue and expense recognition
Revenues for variable deferred annuity contracts consist of charges against contractholder account values or separate accounts for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Benefit reserves for the variable investment options on annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Benefit reserves for variable immediate annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on applicable actuarial standards with assumed interest rates that vary by contract year. Reserves for contracts without life contingencies are included in "Policyholders' account balances" while reserves for contracts with life contingencies are included in "future policy benefits and other policyholder liabilities." Assumed interest rates ranged from 1.00% to 8.25% at December 31, 2011, and from 1.00% to 8.25% at December 31, 2010.

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for mortality and expense risk fees, administration fees, cost of insurance fees, taxes and

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)

surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Benefit reserves for variable life insurance contracts represent the account value of the contracts and are included in "Separate account liabilities."

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 6. The Company also provides contracts with certain living benefits that are treated as embedded derivatives from an accounting perspective. These contracts are discussed in further detail in Note 6.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Asset administration fees
In accordance with an agreement with ASISI, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust. In addition, the Company receives fees calculated on contractholder separate account balances invested in funds managed by companies other than ASISI. Asset administration fees are recognized as income when earned. These revenues are recorded as "Asset administration fees and other income" in the Statements of Operations and Comprehensive Income.

Income taxes
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

See Note 8 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements
In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the guidance effective for interim and annual reporting periods beginning after December 15, 2009 on January 1, 2010. The Company adopted the guidance effective for interim and annual reporting periods beginning after December 15, 2010 on January 1, 2011. The required disclosures are provided in
Note 10.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)


In April 2010, the FASB issued authoritative guidance clarifying that an insurance entity should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer's interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively to all prior periods upon the date of adoption, with early adoption permitted. The Company's adoption of this guidance effective January 1, 2011 did not have a material effect on the Company's financial position, results of operations, and financial statement disclosures.

In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financing receivable portfolio. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The Company adopted this guidance effective December 31, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning after December 15, 2010. The required disclosures are included above and in Note 3. In January 2011, the FASB deferred the disclosures required by this guidance related to troubled debt restructurings. These disclosures are effective for the first interim or annual reporting period beginning on or after June 15, 2011, concurrent with the effective date of guidance for determining what constitutes a troubled debt restructuring. The disclosures required by this guidance related to troubled debt restructurings were adopted in the third quarter of 2011 and are included above and in Note 3.

In April 2011, the Financial Accounting Standards Board ("FASB") issued updated guidance clarifying which restructurings constitute troubled debt restructurings. It is intended to assist creditors in their evaluation of whether conditions exist that constitute a troubled debt restructuring. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company's adoption of this guidance in the third quarter of 2011 did not have a material effect on the Company's financial position, results of operations, or financial statement disclosures.

Effective January 1, 2012 the Company adopted, retrospectively, updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in a single continuous statement of comprehensive income. The Financial Statements included herein reflect the adoption of this updated guidance.

Effective January 1, 2012, the Company adopted retrospectively new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)

employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The impact of the retrospective adoption of this guidance on previously reported December 31, 2011 and December 31, 2010 balances was a reduction in "Deferred policy acquisition costs" of $90 million and $183 million and a reduction in "Total equity" of $58 million and $118 million, respectively. The impact of the retrospective adoption of this guidance on previously reported income from continuing operations before income taxes for the years ended December 31, 2011, 2010 and 2009 was an increase of $93 million, decrease of $12 million and a decrease of $36 million, respectively. Since the Company ceased offering its existing variable annuity products in March 2010, the lower level of cost qualifying for deferral under this guidance will have a minimal impact on earnings in future periods. The initial "Deferred policy acquisition cost" write-off will result in a lower level of amortization going forward and increase earnings in future periods. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

The following tables present amounts as previously reported in 2011 and the effect of the change due to the retrospective adoption of the amended guidance related to the deferral of acquisition costs as described above within the "Effect of Change" column.

Statements of Financial Position:

                                                         December 31, 2011
                                               ------------------------------------
                                               As Previously Effect of  As Currently
                                                 Reported     Change      Reported
                                               ------------- ---------  ------------
                                                          (in thousands)
Deferred policy acquisition costs               $   757,183  $ (90,419) $   666,764
Income taxes                                         70,425     32,253      102,678
Total assets                                     52,313,024   (58,166)   52,254,858
Total liabilities                                51,234,281          -   51,234,281

Accumulated other comprehensive income (loss)       151,692      9,020      160,712
Retained earnings (accumulated deficit)              41,881    (67,186)     (25,305)
Total equity                                      1,078,743    (58,166)   1,020,577
Total liabilities and equity                    $52,313,024  $ (58,166) $52,254,858

                                                         December 31, 2010
                                               -------------------------------------
                                               As Previously Effect of  As Currently
                                                 Reported     Change      Reported
                                               ------------- ---------  ------------
                                                          (in thousands)
Deferred policy acquisition costs               $ 1,540,028  $(182,872) $ 1,357,156
Total assets                                     57,266,936   (182,872)  57,084,064
Income taxes                                        132,455    (64,611)      67,844
Total liabilities                                55,358,552    (64,611)  55,293,941
Accumulated other comprehensive income (loss)       181,212      9,659      190,871
Retained earnings (accumulated deficit)             749,751   (127,920)     621,831
Total equity                                      1,908,384   (118,261)   1,790,123
Total liabilities and equity                    $57,266,936  $(182,872) $57,084,064

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)


Statements of Operations and Comprehensive Income:

                                                       Year Ended December 31, 2011
                                                   -----------------------------------
                                                   As Previously Effect of As Currently
                                                     Reported     Change     Reported
                                                   ------------- --------- ------------
                                                              (in thousands)
Revenues
  Total revenues                                    $1,522,878   $      -   $1,522,878
Benefits and expenses
Amortization of deferred policy acquisition costs      814,131    (98,043)     716,088
General, administrative and other expenses             437,457      4,605      442,062
Total benefits and expenses                          1,933,934    (93,438)   1,840,496
Income from operations before income taxes            (411,056)    93,438     (317,618)
Income tax expense                                    (198,766)    32,703     (166,063)
Net income                                          $ (212,290)  $ 60,735   $ (151,555)

                                                       Year Ended December 31, 2010
                                                   -----------------------------------
                                                   As Previously Effect of As Currently
                                                     Reported     Change     Reported
                                                   ------------- --------- ------------
                                                              (in thousands)
Revenues
  Total revenues                                    $1,574,025   $      -   $1,574,025
Benefits and expenses
Amortization of deferred policy acquisition costs      202,568    (23,899)     178,669
General, administrative and other expenses             413,466     35,885      449,351
  Total benefits and expenses                        1,028,743     11,986    1,040,729
Income from operations before income taxes             545,282    (11,986)     533,296
Income tax expense                                     123,701     (4,195)     119,506
Net income                                          $  421,581   $ (7,791)  $  413,790

                                                       Year Ended December 31, 2009
                                                   -----------------------------------
                                                   As Previously Effect of As Currently
                                                     Reported     Change     Reported
                                                   ------------- --------- ------------
                                                              (in thousands)
Revenues
  Total revenues                                    $1,135,556   $      -   $1,135,556
Benefits and expenses
Amortization of deferred policy acquisition costs      319,806    (42,700)     277,106
General, administrative and other expenses             370,162     78,697      448,859
  Total benefits and expenses                        1,103,439     35,997    1,139,436
Income from operations before income taxes              32,117    (35,997)      (3,880)
Income tax expense                                     (51,441)   (12,599)     (64,040)
Net income                                          $   83,558   $(23,398)  $   60,160

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)


Statements of Cash Flows:

                                             Year ended December 31, 2011
                                         -----------------------------------
                                         As Previously Effect of As Currently
                                           Reported     Change     Reported
                                         ------------- --------- ------------
   Cash flows from operating activities
     Net Income                            $(212,290)  $ 60,735   $(151,555)
   Change in:                                                             -
     Deferred policy acquisition costs       767,532    (93,438)    674,094
     Income taxes                           (186,985)    32,703    (154,282)
   Cash flows from operating activities    $ 795,330   $      -   $ 795,330

                                             Year ended December 31, 2010
                                         -----------------------------------
                                         As Previously Effect of As Currently
                                           Reported     Change     Reported
                                         ------------- --------- ------------
   Cash flows from operating activities
   Net Income                              $ 421,581    $(7,791)   $413,790
   Change in:
     Deferred policy acquisition costs      (108,633)    11,986     (96,647)
     Income taxes                            336,553     (4,195)    332,358
   Cash flows from operating activities    $ 856,812    $     -    $856,812

                                             Year ended December 31, 2009
                                         -----------------------------------
                                         As Previously Effect of As Currently
                                           Reported     Change     Reported
                                         ------------- --------- ------------
   Cash flows from operating activities
   Net Income                              $  83,558   $(23,398)  $  60,160
   Change in:
     Deferred policy acquisition costs      (335,045)    35,997    (299,048)
     Income taxes                            (51,660)   (12,599)    (64,259)
   Cash flows from operating activities    $(257,490)  $      -   $(257,490)

Future Adoption of New Accounting Pronouncements
In December 2011, the FASB issued updated guidance regarding the disclosure of offsetting assets and liabilities. This new guidance requires an entity to disclose information on both a gross basis and net basis about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This new guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim reporting periods within those years, and should be applied retrospectively for all comparative periods presented. The Company is currently assessing the impact of the guidance on the Company's financial position, results of operations, and financial statement disclosures.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS

Fixed Maturities and Equity Securities
The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                     December 31, 2011
                                                  ------------------------------------------------------
                                                                                              Other-than-
                                                               Gross      Gross                temporary
                                                  Amortized  Unrealized Unrealized   Fair     impairments
                                                    Cost       Gains      Losses     Value    in AOCI (3)
                                                  ---------- ---------- ---------- ---------- -----------
                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies              $   85,196  $    839    $    -   $   86,035   $     -
Obligations of U.S. states and their political
 subdivisions                                         90,807     9,268         -      100,075         -
Foreign government bonds                             120,361    14,449         -      134,810         -
Corporate securities                               3,526,879   365,170     4,336    3,887,713      (236)
Asset-backed securities (1)                          172,390     9,798     4,804      177,384    (3,906)
Commercial mortgage-backed securities                463,576    28,189         8      491,757         -
Residential mortgage-backed securities (2)           379,486    16,562        55      395,993       (55)
                                                  ----------  --------    ------   ----------   -------
Total fixed maturities, available-for-sale        $4,838,695  $444,275    $9,203   $5,273,767   $(4,197)
                                                  ==========  ========    ======   ==========   =======
Equity securities, available-for-sale
Common Stocks
  Industrial, miscellaneous & other                    2,510       561         -        3,071         -
                                                  ----------  --------    ------   ----------   -------
Total equity securities, available-for-sale       $    2,510  $    561    $    -   $    3,071   $     -
                                                  ==========  ========    ======   ==========   =======

    (1)Includes credit tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.
    (2)Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
    (3)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI," which were not included in earnings. Amount excludes $2.4 million of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                                                                     December 31, 2010
                                                  ------------------------------------------------------
                                                                                              Other-than-
                                                               Gross      Gross                temporary
                                                  Amortized  Unrealized Unrealized   Fair     impairments
                                                    Cost       Gains      Losses     Value    in AOCI (3)
                                                  ---------- ---------- ---------- ---------- -----------
                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies              $  187,394  $  5,911    $    -   $  193,305  $      -
Obligations of U.S. states and their political
 Subdivisions                                         69,567     7,949         -       77,516         -
Foreign government bonds                             122,152    14,361         -      136,513         -
Corporate securities                               3,554,569   396,747       366    3,950,950      (235)
Asset-backed securities (1)                          207,373    14,387     7,790      213,970   (12,200)
Commercial mortgage-backed securities                455,972    34,597         -      490,569         -
Residential mortgage-backed securities (2)           367,237    26,161         -      393,398       (76)
                                                  ----------  --------    ------   ----------  --------
Total fixed maturities, available-for-sale        $4,964,264  $500,113    $8,156   $5,456,221  $(12,511)
                                                  ==========  ========    ======   ==========  ========

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                              December 31, 2010
                                             ---------------------------------------------------
                                                                                     Other-than-
                                                         Gross      Gross             temporary
                                             Amortized Unrealized Unrealized  Fair   impairments
                                               Cost      Gains      Losses    Value  in AOCI (3)
                                             --------- ---------- ---------- ------- -----------
                                                               (in thousands)
Equity securities, available-for-sale
Common Stocks
  Industrial, miscellaneous & other             5,000       542        -       5,542      -
Non-redeemable preferred stocks (4)             8,524     2,544        -      11,068      -
Perpetual preferred stocks (5)                    960        64       47         977      -
                                              -------    ------      ---     -------     --
Total equity securities, available-for-sale   $14,484    $3,150      $47     $17,587     $-
                                              =======    ======      ===     =======     ==

    (1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
    (2)Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
    (3)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI," which were not included in earnings. Amount excludes $6.0 million of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
    (4)$4.5 million of non-redeemable preferred stocks were sold in 2011. The remainder of the holdings deemed non-redeemable at year end were reclassified as redeemable and moved to fixed maturities.
    (5)Perpetual preferred stocks at year end were deemed Other Trading Account Assets in 2011.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2011 are as follows:

                                                  Available-for-Sale
                                                 ---------------------
                                                 Amortized    Fair
                                                   Cost       Value
                                                 ---------- ----------
                                                    (in thousands)
         Due in one year or less                 $  463,181 $  475,192

         Due after one year through five years    1,965,266  2,126,007

         Due after five years through ten years     853,223    958,035

         Due after ten years                        541,573    649,399

         Asset-backed securities                    172,390    177,384

         Commercial mortgage-backed securities      463,576    491,757

         Residential mortgage-backed securities     379,486    395,993
                                                 ---------- ----------
           Total                                 $4,838,695 $5,273,767
                                                 ========== ==========

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


The following table depicts the sources of fixed maturity proceeds and related gross investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                                     2011        2010        2009
                                                                                  ----------  ----------  ----------
                                                                                            (in thousands)
Fixed maturities, available for sale
  Proceeds from sales                                                             $1,121,792  $1,422,218  $6,471,090
  Proceeds from maturities/repayments                                                545,155     497,378     710,653
  Gross investment gains from sales, prepayments, and maturities                      75,580     131,492     231,977
  Gross investment losses from sales and maturities                                     (223)     (1,801)     (1,731)
Fixed maturity and equity security impairments
  Net writedowns for other-than-temporary impairment losses on fixed maturities
   recognized in earnings (1)                                                     $     (962) $   (3,004) $  (11,607)
  Writedowns for impairments on equity securities                                          -           -      (1,936)

    (1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.

As discussed in Note 2, a portion of certain OTTI losses on fixed maturity securities are recognized in OCI. For these securities the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following tables set forth the amount of pretax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

                                                                                               Year Ended   Year Ended
                                                                                              December 31, December 31,
                                                                                              ------------ ------------
                                                                                                  2011         2010
                                                                                              ------------ ------------
                                                                                                   (in thousands)
Balance, beginning of period                                                                    $ 14,148     $13,038
Credit loss impairments previously recognized on securities which matured, paid down,
 prepaid or were sold during the period                                                          (11,446)     (1,027)
Credit loss impairments previously recognized on securities impaired to fair value during
 the period                                                                                            -           -
Credit loss impairment recognized in the current period on securities not previously
 impaired                                                                                              -           -
Additional credit loss impairments recognized in the current period on securities previously
 impaired                                                                                            961       2,029
Increases due to the passage of time on previously recorded credit losses                            340         609
Accretion of credit loss impairments previously recognized due to an increase in cash flows
 expected to be collected                                                                           (461)       (501)
                                                                                                --------     -------
Balance, end of period                                                                          $  3,542     $14,148
                                                                                                ========     =======

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Trading Account Assets
The following table sets forth the composition of the Company's "Trading account assets" as of the dates indicated:

                                     December 31, 2011 December 31, 2010
                                     ----------------- -----------------
                                     Amortized  Fair   Amortized  Fair
                                       Cost     Value    Cost     Value
                                     --------- ------- --------- -------
                                               (in thousands)
       Fixed maturities:
         Asset-backed securities      $30,800  $31,571  $66,205  $70,831
       Equity securities                6,664    7,007    8,132    8,774
                                      -------  -------  -------  -------
       Total trading account assets   $37,464  $38,578  $74,337  $79,605
                                      =======  =======  =======  =======

The net change in unrealized gains and losses from trading account assets still held at period end, recorded within "Asset administration fees and other income" was $(4.1) million, $1.6 million and $10.1 million during the years ended December 31, 2011, 2010 and 2009, respectively.

Commercial Mortgage and Other Loans
The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                                                  December 31, 2011     December 31, 2010
                                                                --------------------  --------------------
                                                                    Amount     % of       Amount     % of
                                                                (in thousands) Total  (in thousands) Total
Commercial mortgage and other loans by property type:
Office buildings                                                   $ 60,220     13.3%    $ 49,248     11.3%
Retail                                                               68,369     15.1%      62,078     14.3%
Apartments/Multi-Family                                             114,900     25.5%     124,709     28.7%
Industrial buildings                                                144,513     32.1%     142,003     32.7%
Hospitality                                                           9,289      2.1%       8,524      2.0%
                                                                   --------    -----     --------    -----
Total commercial mortgage loans                                     397,291     88.1%     386,562     89.0%
Agricultural property loans                                          48,964     10.9%      47,850     11.0%
Other                                                                 4,605      1.0%           -      0.0%
                                                                   --------    -----     --------    -----
Total commercial mortgage and other loans                           450,860    100.0%     434,412    100.0%
                                                                               =====                 =====
Valuation allowance                                                  (1,501)               (2,980)
                                                                   --------              --------
Total net commercial mortgage and other loans by property type     $449,359              $431,432
                                                                   ========              ========

The commercial mortgage and agricultural property loans are geographically dispersed throughout the United States, Canada and Asia with the largest concentrations in California (24%), New York (17%) and Ohio (11%) at December 31, 2011.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Activity in the allowance for losses for all commercial mortgage and other loans, as of the dates indicated, is as follows:

                                               December 31, 2011 December 31, 2010 December 31, 2009
                                               ----------------- ----------------- -----------------
Allowance for losses, beginning of year             $ 2,980           $2,897            $  218
(Release of) addition to allowance for losses        (1,479)              83             2,679
                                                    -------           ------            ------
Total Ending Balance (1)                            $ 1,501           $2,980            $2,897
                                                    =======           ======            ======

    (1)Agricultural loans represent $0.2 million, $0.2 million and $0.0 million of the ending allowance at December 31, 2011, 2010 and 2009, respectively.

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of dates indicated:

                                                           December 31, 2011 December 31, 2010
                                                              Total Loans       Total Loans
                                                           ----------------- -----------------
                                                                     (in thousands)
Allowance for Credit Losses:
Ending Balance: individually evaluated for impairment (1)      $      -          $    416
Ending Balance: collectively evaluated for impairment (2)         1,501             2,564
                                                               --------          --------
Total ending balance                                           $  1,501          $  2,980
Recorded Investment: (3)
Ending Balance: individually evaluated for impairment (1)      $      -          $  3,782
Ending Balance: collectively evaluated for impairment (2)       450,860           430,630
                                                               --------          --------
Total ending balance, gross of reserves                        $450,860          $434,412
                                                               ========          ========

    (1)There were no agricultural loans individually evaluated for impairments at December 31, 2011, 2010 and 2009, respectively.
    (2)Agricultural loans collectively evaluated for impairment had a recorded investment of $49.0 million and $48.0 million at December 31, 2011 and December 31, 2010, respectively and related allowance of $0.2 million for both periods.
    (3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. As shown in the table above, at December 31, 2011, there were no impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and related allowance. As of December 31, 2010 impaired loans identified in management's specific review had a recorded investment of $3.8 million and related allowance of $0.4 million, all of which related to the hospitality property type. The average recorded investment in impaired loans with an allowance recorded, before the allowance for losses, was $3.0 million and $3.8 million at December 31, 2011 and December 31, 2010.

As of December 31, 2011 and 2010 net investment income recognized on these loans totaled $0 million and $0.3 million. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

investment. The Company had no such loans at December 31, 2011 or December 31, 2010. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2, loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2011 and December 31, 2010, 85% or $384 million and 83% or $361 million of the recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of December 31, 2011 and December 31, 2010, 96% and 74% of the recorded investment, respectively, had a debt service coverage ratio of 1.0X or greater. As of December 31, 2011, approximately $19 million or 4% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural loans. As of December 31, 2010, approximately $113 million or 26% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural loans.

All commercial mortgage and other loans were in current status including $3.1 million and $3.8 million of hospitality loans and $0 million and $5.0 million of office loans in non-accrual status at December 31, 2011 and 2010, respectively. See Note 2 for further discussion regarding nonaccrual status loans.

For the year ended December 31, 2011, the Company sold commercial mortgage loans to an affiliated company. See Note 13 for further discussion regarding related party transactions. There were no commercial mortgage and other loans sold or acquired in December 31, 2010.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms: changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a "troubled debt restructuring" as defined by authoritative accounting guidance. The Company's outstanding investment related to commercial mortgage and other loans that have been restructured in a troubled debt restructuring is not material.

As of December 31, 2011 the Company has not committed to provide additional funds to borrowers that have been involved in a troubled debt restructuring.

Other Long-term Investments
"Other long-term investments" are comprised as follows at December 31:

                                                      2011    2010
                                                    -------- -------
                                                     (in thousands)
           Joint ventures and limited partnerships  $ 39,443 $24,476
           Derivatives                               152,102  51,000
                                                    -------- -------
           Total other long-term investments        $191,545 $75,476
                                                    ======== =======

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Net Investment Income
Net investment income for the years ended December 31, was from the following sources:

                                                  2011      2010      2009
                                                --------  --------  --------
                                                       (in thousands)
   Fixed maturities, available-for-sale         $282,108  $349,906  $476,096
   Equity securities, available-for-sale             278       932       858
   Trading account assets                          2,023     3,378     3,634
   Commercial mortgage and other loans            28,044    26,665    20,863
   Policy loans                                      902       986       626
   Short-term investments and cash equivalents       724     1,334     2,628
   Other long-term investments                     1,016     2,101       344
                                                --------  --------  --------
   Gross investment income                       315,095   385,302   505,049
   Less investment expenses                       (9,085)   (8,193)  (10,316)
                                                --------  --------  --------
   Net investment income                        $306,010  $377,109  $494,733
                                                ========  ========  ========

Realized Investment Gains (Losses), Net
Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                           2011         2010         2009
                                         --------  -------------- ---------
                                                   (in thousands)
    Fixed maturities                     $ 74,395     $126,687    $ 218,639
    Equity securities                       1,996         (123)        (675)
    Commercial mortgage and other loans     6,866          (84)      (2,679)
    Derivatives                           (11,366)       9,508     (178,444)
    Other                                    (108)          51          126
                                         --------  -------------- ---------
       Realized investment gains, net... $ 71,783     $136,039    $  36,967
                                         ========     ========    =========

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains and losses on securities classified as "available for sale" and certain other long-term investments and other assets are included in the Statements of Financial Position as a component of "Accumulated other comprehensive income (loss)." Changes in these amounts include reclassification adjustments to exclude from OCI those items that are included as part of "Net income" for a period that had been part of OCI in earlier periods. The amounts for the periods indicated below, split between amounts related to

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                                 Accumulated Other
                                                                   Deferred Policy                 Comprehensive
                                                                  Acquisition Costs,               Income (Loss)
                                                                    Deferred Sales    Deferred    Related To Net
                                                 Net Unrealized      Inducements     Income Tax     Unrealized
                                                Gains (Losses) on    and Value of    (Liability) Investment Gains
                                                   Investments    Business Acquired    Benefit       (Losses)
                                                ----------------- ------------------ ----------- -----------------
                                                                          (in thousands)
Balance, December 31, 2008                          $      -           $     -         $     -       $      -
Cumulative impact of the retrospective
 adoption of new authoritative guidance on
 January 1, 2009                                     (18,191)              510           6,259        (11,422)
Cumulative impact of the retrospective
 adoption of new authoritative guidance on
 January 1, 2012                                           -                 -               -              -
Net investment gains (losses) on investments
 arising during the period                             7,958                 -          (2,817)         5,141
Reclassification adjustment for (gains) losses
 included in net income                                6,685                 -          (2,367)         4,318
Reclassification adjustment for OTTI losses
 excluded from net income(1)                          (4,995)                -           1,769         (3,226)
Impact of net unrealized investment (gains)
 losses on deferred policy acquisition costs,
 deferred sales inducements and value of
 business acquired                                         -             3,831          (1,356)         2,475
                                                    --------           -------         -------       --------
Balance, December 31, 2009                          $ (8,543)          $ 4,341         $ 1,488       $ (2,714)
                                                    ========           =======         =======       ========
Net investment gains (losses) on investments
 arising during the period                              (646)                -             229           (417)
Reclassification adjustment for (gains) losses
 included in net income                                2,640                 -            (935)         1,705
Reclassification adjustment for OTTI losses
 excluded from net income(1)                             (11)                -               4             (7)
Impact of net unrealized investment (gains)
 losses on deferred policy acquisition costs,
 deferred sales inducements and value of
 business acquired                                         -            (1,489)            527           (962)
                                                    --------           -------         -------       --------
Balance, December 31, 2010                          $ (6,560)          $ 2,852         $ 1,313       $ (2,395)
                                                    ========           =======         =======       ========

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                                                                 Accumulated Other
                                                                   Deferred Policy                 Comprehensive
                                                                  Acquisition Costs,               Income (Loss)
                                                                    Deferred Sales    Deferred    Related To Net
                                                 Net Unrealized      Inducements     Income Tax     Unrealized
                                                Gains (Losses) on    and Value of    (Liability) Investment Gains
                                                   Investments    Business Acquired    Benefit       (Losses)
                                                ----------------- ------------------ ----------- -----------------
                                                                          (in thousands)
Net investment gains (losses) on investments
 arising during the period                            (1,482)                -             519           (963)
Reclassification adjustment for (gains) losses
 included in net income                                6,302                 -          (2,206)         4,096
Reclassification adjustment for OTTI losses
 excluded from net income(1)                               -                 -               -              -
Impact of net unrealized investment (gains)
 losses on deferred policy acquisition costs,
 deferred sales inducements and value of
 business acquired                                         -            (2,160)            756         (1,404)
                                                     -------           -------         -------        -------
Balance, December 31, 2011                           $(1,740)          $   692         $   382        $  (666)
                                                     =======           =======         =======        =======

    (1)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                  Accumulated Other
                                                                    Deferred Policy                 Comprehensive
                                                                   Acquisition Costs,               Income (Loss)
                                                                     Deferred Sales    Deferred    Related To Net
                                                  Net Unrealized      Inducements     Income Tax     Unrealized
                                                 Gains/(Losses) on    and Value of    (Liability) Investment Gains
                                                  Investments (2)  Business Acquired    Benefit       (Losses)
                                                 ----------------- ------------------ ----------- -----------------
                                                                           (in thousands)
Balance, December 31, 2008                           $ (25,993)        $  16,789       $   3,258      $  (5,946)
Cumulative impact of the retrospective adoption
 of new authoritative guidance on January 1,
 2009                                                    4,312              (109)         (1,488)         2,715
Cumulative impact of the retrospective adoption
 of new authoritative guidance on January 1,
 2012                                                        -            (1,755)            621         (1,134)
Net investment gains (losses) on investments
 arising during the period                             692,928                 -        (245,297)       447,631
Reclassification adjustment for (gains) losses
 included in net income                               (224,363)                -          79,424       (144,939)
Reclassification adjustment for OTTI losses
 excluded from net income(1)                             4,995                 -          (1,768)         3,227
Impact of net unrealized investment (gains)
 losses on deferred policy acquisition costs,
 deferred sales inducements and and value of
 business acquired                                           -          (240,808)         85,314       (155,494)
                                                     ---------         ---------       ---------      ---------
Balance, December 31, 2009                           $ 451,879         $(225,883)      $ (79,936)     $ 146,060
                                                     =========         =========       =========      =========

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                                                                 Accumulated Other
                                                                   Deferred Policy                 Comprehensive
                                                                  Acquisition Costs,               Income (Loss)
                                                                    Deferred Sales    Deferred    Related To Net
                                                 Net Unrealized      Inducements     Income Tax     Unrealized
                                                Gains/(Losses) on    and Value of    (Liability) Investment Gains
                                                 Investments (2)  Business Acquired    Benefit       (Losses)
                                                ----------------- ------------------ ----------- -----------------
                                                                          (in thousands)
Net investment gains (losses) on investments
 arising during the period                            87,097                  -         (30,485)       56,612
Reclassification adjustment for (gains) losses
 included in net income                              (34,323)                 -          12,013       (22,310)
Reclassification adjustment for OTTI losses
 excluded from net income(1)                              11                  -              (4)            7
Impact of net unrealized investment (gains)
 losses on deferred policy acquisition costs,
 deferred sales inducements and and value of
 business acquired                                         -             19,837          (6,940)       12,897
                                                    --------          ---------       ---------      --------
Balance, December 31, 2010                          $504,664          $(206,046)      $(105,352)     $193,266
                                                    ========          =========       =========      ========
Net investment gains (losses) on investments
 arising during the period                            19,706                  -          (6,897)       12,809
Reclassification adjustment for (gains) losses
 included in net income                              (82,693)                 -          28,947       (53,746)
Reclassification adjustment for OTTI losses
 excluded from net income(1)                               -                  -               -             -
Impact of net unrealized investment (gains)
 losses on deferred policy acquisition costs,
 deferred sales inducements and and value of
 business acquired                                         -             13,927          (4,879)        9,048
                                                    --------          ---------       ---------      --------
Balance, December 31, 2011                          $441,677          $(192,119)      $ (88,181)     $161,377
                                                    ========          =========       =========      ========

    (1)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.
    (2)Includes cash flow hedges. See Note 11 for additional information on cash flow hedges.

The table below presents net unrealized gains (losses) on investments by asset class as of the dates indicated:

                                                                     December 31, December 31, December 31,
                                                                         2011         2010         2009
                                                                     ------------ ------------ ------------
                                                                                 (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized    $ (1,740)    $ (6,560)    $ (8,543)
Fixed maturity securities, available-for-sale - all other               436,812      498,517      445,470
Equity securities, available-for-sale                                       561        3,103        1,527
Affiliated notes                                                          5,263        5,511        5,522
Derivatives designated as cash flow hedges (1)                             (962)      (2,462)        (640)
Other long-term investments                                                   3           (5)           -
                                                                       --------     --------     --------
Unrealized gains on investments and derivatives                        $439,937     $498,104     $443,336
                                                                       ========     ========     ========

    (1)See Note 11 for more information on cash flow hedges.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Duration of Gross Unrealized Loss Positions for Fixed Maturities and Equity Securities
The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, as of the dates indicated:

                                                                  December 31, 2011
                                          -------------------------------------------------------------------
                                          Less than twelve months Twelve months or more         Total
                                          ----------------------- --------------------- ---------------------
                                                      Unrealized             Unrealized            Unrealized
                                          Fair Value    Losses    Fair Value   Losses   Fair Value   Losses
                                          ----------  ----------  ---------- ---------- ---------- ----------
                                                                   (in thousands)
Fixed maturities, available for sale
U.S. Treasury securities and obligations
 of U.S. government authorities and
 agencies                                  $      -     $    -     $     -     $    -    $      -    $    -
Corporate securities                        129,881      4,010       1,130        326     131,011     4,336
Commercial mortgage-backed
 securities                                   7,014          8           -          -       7,014         8
Asset-backed securities                      48,831        782      28,430      4,022      77,261     4,804
Residential mortgage-backed securities          484         55           -          -         484        55
                                           --------     ------     -------     ------    --------    ------
Total                                      $186,210     $4,855     $29,560     $4,348    $215,770    $9,203
                                           ========     ======     =======     ======    ========    ======
Equity securities, available for sale      $      -     $    -     $     -     $    -    $      -    $    -
                                           ========     ======     =======     ======    ========    ======

                                                                 December 31, 2010
                                          -----------------------------------------------------------------
                                          Less than twelve months Twelve months or more        Total
                                          ----------------------- --------------------- -------------------
                                                      Unrealized             Unrealized  Fair    Unrealized
                                          Fair Value    Losses    Fair Value   Losses    Value     Losses
                                          ----------  ----------  ---------- ---------- -------- ----------
                                                                  (in thousands)
Fixed maturities, available for sale
U.S. Treasury securities and obligations
 of U.S. government authorities and
 agencies                                  $     -       $  -      $     -     $    -   $      -   $    -
Corporate securities                        50,071        366           62          -     50,133      366
Commercial mortgage-backed securities        4,992          -            -          -      4,992        -
Asset-backed securities                     25,905        199       42,402      7,591     68,307    7,790
Residential mortgage-backed securities           -          -            -          -          -        -
                                           -------       ----      -------     ------   --------   ------
Total                                      $80,968       $565      $42,464     $7,591   $123,432   $8,156
                                           =======       ====      =======     ======   ========   ======
Equity securities, available for sale      $     -       $  -      $   746     $   47   $    746   $   47
                                           =======       ====      =======     ======   ========   ======

The gross unrealized losses, related to fixed maturities at December 31, 2011 and December 31, 2010 are composed of $5.4 million and $6.1 million, respectively, related to high or highest quality securities based on NAIC or equivalent rating and $3.8 million and $2.0 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2011, $3.4 million of the gross unrealized losses represented declines in value of greater than 20%, $0.3 million of which had been in that position for less than six months, as compared to $4.7 million at December 31, 2010 that represented declines in value of greater than 20%, $0.9 million of which had been in that position for less than six months. At December 31, 2011, the $4.3 million of gross unrealized losses of twelve months or more were concentrated in

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

asset backed securities , $1.7 million in services and $1.1 million in manufacturing sector of the Company's corporate securities. At December 31, 2010, the $7.6 million of gross unrealized losses of twelve months or more were concentrated in asset backed securities.

In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2011 or December 31, 2010. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2011, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

At December 31, 2011 and December 31, 2010, there were no gross unrealized losses, related to equity securities that represented declines of greater than 20%. Perpetual preferred securities, which the Company invested in at December 31, 2010, have characteristics of both debt and equity securities. Since an impairment model similar to fixed maturity securities is applied to these securities, an other-than-temporary impairment has not been recognized on certain perpetual preferred securities that have been in a continuous unrealized loss position for twelve months or more as of December 31, 2010. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2010. At December 31, 2011, the Company no longer holds these investments.

Securities Pledged and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase and future contracts. At December 31, the carrying value of investments pledged to third parties as reported in the Statements of Financial Position included the following:

                                                               2011    2010
                                                             -------- -------
                                                              (in thousands)
  Fixed maturity securities, available for sale - all other  $121,631 $84,248
  Other trading account assets                                      -       -
                                                             -------- -------
  Total securities pledged                                   $121,631 $84,248
                                                             ======== =======

The carrying amount of the associated liabilities supported by the pledged collateral was $125.9 million and $87.2 million at December 31, 2011 and December 31, 2010, respectively, which was "Cash collateral for loaned securities".

Fixed maturities of $5.0 million at December 31, 2011 and 2010, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------


4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in DAC as of and for the years ended December 31, are as follows:

                                                                              2011        2010        2009
                                                                           ----------  ----------  ----------
                                                                                     (in thousands)
Balance, beginning of year                                                 $1,357,156  $1,242,791  $1,095,636
Capitalization of commissions, sales and issue expenses                        41,994     275,316     576,154
Amortization - Impact of assumption and experience unlocking and true-ups    (113,539)     59,874      27,744
Amortization - All Other                                                     (602,550)   (238,543)   (304,850)
Changes in unrealized investment gains and losses                                 (62)     17,718    (151,893)
Other (1)                                                                     (16,235)          -           -
                                                                           ----------  ----------  ----------
Balance, end of year                                                       $  666,764  $1,357,156  $1,242,791
                                                                           ==========  ==========  ==========

    (1)Balance sheet reclassification between DAC and DSI relating to refinement in methodology for allocating DAC/DSI balances for cohorts with both DAC and DSI persistency credits. Refer to Footnote 6 for impact to DSI.

5. VALUE OF BUSINESS ACQUIRED

Details of VOBA and related interest and gross amortization for the years ended December 31, are as follows:

                                                                                 2011      2010      2009
                                                                               --------  --------  --------
                                                                                      (in thousands)
Balance, beginning of period                                                   $ 32,497  $ 52,596  $ 78,382
Amortization - Impact of assumption and experience unlocking and true-ups (1)    (1,489)   (1,494)   (2,020)
Amortization - All other (1)                                                    (15,967)  (10,295)  (14,017)
Interest (2)                                                                      2,288     2,965     3,735
Change in unrealized gains/losses                                                11,681   (11,275)  (13,083)
Impact of adoption of SOP 05-01                                                       -         -      (401)
                                                                               --------  --------  --------
Balance, end of year                                                           $ 29,010  $ 32,497  $ 52,596
                                                                               ========  ========  ========

    (1)The weighted average remaining expected life of VOBA was approximately
       4.32 years from the date of acquisition.
    (2)The interest accrual rate for the VOBA related to the businesses acquired was 4.81%, 4.97%, and 5.24% for years ended December 31, 2011, 2010, and 2009.

The following table provides estimated future amortization, net of interest, for the periods indicated (in thousands):

                          2012                 $ 6,904
                          2013                   4,692
                          2014                   3,545
                          2015                   2,724
                          2016                   2,126
                          2017 and thereafter    9,019
                                               -------
                          Total                $29,010
                                               -------

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------


6. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company has issued traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company has also issued variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or (3) the highest contract value on a specified date minus any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company has also issued annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed-rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits". In 2011, 2010 and 2009, there were no gains or losses on transfers of assets from the general account to a separate account.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior

The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

6. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

within "Future policy benefits." As of December 31, 2011 and 2010, the Company had the following guarantees associated with its contracts, by product and guarantee type:

                                              December 31, 2011            December 31, 2010
                                         ---------------------------- ----------------------------
                                           In the           At          In the           At
                                          Event of    Annuitization/   Event of    Annuitization/
                                           Death     Accumulation (1)   Death     Accumulation (1)
                                         ----------- ---------------- ----------- ----------------
                                                              (in thousands)
Variable Annuity Contracts
Return of net deposits
Account value                            $39,351,144           N/A    $43,815,528           N/A
Net amount at risk                       $ 1,082,996           N/A    $   976,802           N/A
Average attained age of contractholders     62 years           N/A       62 years           N/A
Minimum return or contract value
Account value                            $ 8,237,416   $38,565,164    $ 9,218,554   $42,097,269
Net amount at risk                       $ 1,673,400   $ 2,870,646    $ 1,238,415   $ 1,568,201
Average attained age of contractholders     64 years      62 years       63 years      61 years
Average period remaining until expected
 annuitization                                   N/A        1 year            N/A       2 years

    (1)Includes income and withdrawal benefits described herein

                                        December 31, 2011               December 31, 2010
                                 ------------------------------- -------------------------------
                                 Unadjusted Value Adjusted Value Unadjusted Value Adjusted Value
                                 ---------------- -------------- ---------------- --------------
                                                         (in thousands)
Variable Annuity Contracts
Market value adjusted annuities
Account value                       $3,011,739      $3,099,583      $3,111,568      $3,314,734

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                December 31, 2011 December 31, 2010
                                ----------------- -----------------
                                          (in thousands)
            Equity funds           $20,693,077       $27,923,398
            Bond funds              18,290,156        15,396,934
            Money market funds       3,707,408         4,682,136
                                   -----------       -----------
            Total                  $42,690,641       $48,002,468
                                   ===========       ===========

In addition to the above mentioned amounts invested in separate account investment options, $4.9 billion and $5.0 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options as of December 31, 2011 and 2010, respectively.

Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

6. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

"Policyholders' benefits." Guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB"), and guaranteed minimum income and withdrawal benefits ("GMIWB") features are considered to be bifurcated embedded derivatives and are recorded at fair value. Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative are recorded in "Realized investment gains (losses), net." See
Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The liabilities for GMAB, GMWB, and GMIWB are included in "Future policy benefits." As discussed below, the Company and a reinsurance affiliate maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP.

                                                                     GMAB/GMWB/G
                                                             GMDB       MIWB        GMIB      Totals
                                                           --------  -----------  -------  -----------
                                                                       Variable Annuity
                                                                        (in thousands)
Beginning Balance as of December 31, 2008                  $279,950  $ 2,111,241  $11,626  $ 2,402,817
  Incurred guarantee benefits - Impact of assumption and
   experience unlocking and true-ups (1)                    (87,363)           -   (7,146)     (94,509)
  Incurred guarantee benefits (1)                            74,684   (2,100,367)   2,603   (2,023,080)
  Paid guarantee benefits                                   (86,076)           -        -      (86,076)
                                                           --------  -----------  -------  -----------
Beginning Balance as of December 31, 2009                   181,195       10,874    7,083      199,152
                                                           --------  -----------  -------  -----------
  Incurred guarantee benefits - Impact of assumption and
   experience unlocking and true-ups (1)                    (56,363)           -    1,238      (55,125)
  Incurred guarantee benefits (1)                            52,890      153,408    5,056      211,354
  Paid guarantee benefits                                   (47,232)           -        -      (47,232)
                                                           --------  -----------  -------  -----------
Beginning Balance as of December 31, 2010                   130,490      164,282   13,377      308,149
                                                           --------  -----------  -------  -----------
  Incurred guarantee benefits - Impact of assumption and
   experience unlocking and true-ups (1)                     23,078            -      570       23,648
  Incurred guarantee benefits (1)                            60,428    1,619,312      504    1,680,244
  Paid guarantee benefits                                   (36,278)           -      (74)     (36,352)
                                                           --------  -----------  -------  -----------
Balance as of December 31, 2011                            $177,718  $ 1,783,594  $14,377  $ 1,975,689
                                                           ========  ===========  =======  ===========

    (1)Incurred guarantee benefits include the portion of assessments established as additions to reserve as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue (or, in the case of acquired contracts, at the acquisition date,) the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

6. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which includes an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which is available under only one of the Company's GMIWBs) guarantees that a contract holder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contract holder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. Certain GMIWB features include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

As part of its risk management strategy, the Company limits its exposure to these risks through a combination of product design elements, such as an asset transfer feature, and affiliated reinsurance agreements. The asset transfer feature included in the design of certain optional living benefits, transfers assets between certain variable investments selected by the annuity contractholder and, depending on the benefit feature, a fixed rate account in the general account or a bond portfolio within the separate accounts. The transfers are based on the static mathematical formula, used with the particular optional benefit, which considers a number of factors, including the impact of investment performance of the contractholder total account value. In general, negative investment performance may result in transfers to a fixed-rate account in the general account or a bond portfolio within the separate accounts, and positive investment performance may result in transfers back to contractholder-selected variable investments. Other product design elements utilized for certain products to manage these risks include asset allocation restrictions and minimum issuance age requirements. For risk management purposes the Company segregates the variable annuity living benefit features into those that include the asset transfer feature including certain GMIWB riders and certain GMAB riders that feature the GRO policyholder benefits; and those that do not include the asset transfer feature, including certain legacy GMIWB, GMWB, GMAB and GMIB riders. Living benefit riders that include the asset transfer feature also include GMDB riders, and as such the GMDB risk in these riders also benefits from the asset transfer feature.

Sales Inducements
The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

6. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

inducements are included in "Other Assets" in the Company's Statements of Financial Position. The Company offers various types of sales inducements. These inducements include: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements, reported as "Interest credited to policyholders' account balances", are as follows:

                                                                               Sales
                                                                            Inducements
                                                                           --------------
                                                                           (in thousands)
Beginning Balance as of December 31, 2008                                    $ 726,314
Capitalization                                                                 293,388
Amortization - Impact of assumption and experience unlocking and true-ups        6,938
Amortization - All other                                                      (153,163)
Change in unrealized gains/losses                                              (71,601)
                                                                             ---------
Balance as of December 31, 2009                                                801,876
                                                                             ---------
Capitalization                                                                 182,823
Amortization - Impact of assumption and experience unlocking and true-ups       32,445
Amortization - All other                                                      (232,542)
Change in unrealized gains/losses                                               11,905
                                                                             ---------
Balance as of December 31, 2010                                                796,507
                                                                             ---------
Capitalization                                                                  68,370
Amortization - Impact of assumption and experience unlocking and true-ups      (56,736)
Amortization - All other                                                      (378,682)
Change in unrealized gains/losses                                                  147
Other (1)                                                                       16,235
                                                                             ---------
Balance as of December 31, 2011                                              $ 445,841
                                                                             =========

    (1)Balance sheet reclassification between DAC and DSI relating to refinement in methodology for allocating DAC/DSI balances for cohorts with both DAC and DSI persistency credits. Refer to Footnote 4 for impact to DAC.

7. REINSURANCE

The Company cedes insurance to other insurers in order to fund the cash strain generated from commission costs on current sales and to limit its risk exposure. The Company utilizes both affiliated and unaffiliated reinsurance arrangements. On its unaffiliated arrangements, the Company uses primarily modified coinsurance reinsurance arrangements whereby the reinsurer shares in the experience of a specified book of business. These reinsurance transactions result in the Company receiving from the reinsurer an upfront ceding commission on the book of business ceded in exchange for the reinsurer receiving in the future, a percentage of the future fees generated from that book of business. Such transfer does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligation could result in losses to the Company. The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

On its affiliated arrangements, the Company uses automatic coinsurance reinsurance arrangements. These agreements cover all significant risks under features of the policies reinsured. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These affiliated agreements include the reinsurance of the Company's GMWB, GMIWB, and GMAB features. These features are considered

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

7. REINSURANCE (continued)

to be embedded derivatives, and changes in the fair value of the embedded derivative are recognized through "Realized investment gains (losses), net." Please see Note 13 for further details around the affiliated reinsurance agreements.

The effect of reinsurance for the years ended December 31, 2011, 2010, and 2009, was as follows (in thousands):

                                                         Unaffiliated  Affiliated
                                               Gross        Ceded        Ceded         Net
                                            -----------  ------------ ------------  ----------
2011
Policy charges and fee income - Life (1)    $     3,711   $    (439)  $          -  $    3,272
Policy charges and fee income - Annuity         825,000      (3,464)             -     821,536
Realized investment gains (losses), net      (1,224,770)          -      1,296,553      71,783
Policyholders' benefits                         128,873        (724)             -     128,149
General, administrative and other expenses  $   442,185   $    (924)  $     (3,804) $  437,457

2010
Policy charges and fee income - Life (1)    $     3,895   $  (3,233)  $          -  $      662
Policy charges and fee income - Annuity         715,368      25,160              -     740,528
Realized investment gains (losses), net         216,875           -        (80,836)    136,039
Policyholders' benefits                          41,908        (997)             -      40,911
General, administrative and other expenses  $   418,130   $  (1,232)  $     (3,432) $  413,466

2009
Policy charges and fee income - Life (1)    $     4,086   $  (1,328)  $          -  $    2,758
Policy charges and fee income - Annuity         401,957     (11,962)             -     389,995
Realized investment gains (losses), net       2,232,850           -     (2,195,883)     36,967
Policyholders' benefits                           4,414           -              -       4,414
General, administrative and other expenses  $   374,509   $  (2,337)  $     (2,010) $  370,162

    (1)Life insurance inforce count at December 31, 2011, 2010 and 2009 was 2,118, 2,284 and 2,469, respectively.

The Company's Statements of Financial Position also included reinsurance recoverables from Pruco Reinsurance, LTD ("Pruco Re") and Prudential Insurance Company of America ("Prudential Insurance") of $1,748.2 million at December 31, 2011 and $187.1 million at December 31, 2010.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------


8. INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                 2011      2010       2009
                                                              ---------  --------  ---------
                                                                      (in thousands)
Current tax expense:
  U.S.                                                        $  32,230  $(27,926) $(239,798)
  State and local                                                     -      (693)         2
                                                              ---------  --------  ---------
Total                                                         $  32,230  $(28,619) $(239,796)
                                                              =========  ========  =========
Deferred tax expense:
  U.S.                                                         (198,293)  148,362    173,161
  State and local                                                     -      (237)     2,595
                                                              ---------  --------  ---------
Total                                                         $(198,293) $148,125  $ 175,756
                                                              =========  ========  =========
Total income tax (benefit) expense on income from operations   (166,063)  119,506    (64,040)
Income Tax reported in equity related to:
Other comprehensive income (loss)                               (16,240)   25,591     82,326
Cumulative effect of changes in accounting policy                     -         -      4,772
Stock based compensation programs                                     -         -          -
                                                              ---------  --------  ---------
Total income tax (benefit) expense                            $(182,303) $145,097  $  23,058
                                                              =========  ========  =========

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of $(317.6) million, $533.3 million and $(3.9) million, and no income from foreign operations for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company's actual income tax expense on continuing operations for the years ended December 31, 2011, 2010, and 2009, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes for the following reasons:

                                                   2011      2010      2009
                                                ---------  --------  --------
                                                        (in thousands)
 Expected federal income tax (benefit) expense  $(111,165) $186,653  $ (1,358)
 Non taxable investment income                    (47,451)  (55,497)  (56,870)
 Tax credits                                       (7,517)  (11,290)   (6,150)
 State income taxes, net of federal benefit             -      (604)    1,688
 Other                                                 70       244    (1,350)
                                                ---------  --------  --------
 Total income tax (benefit) expense             $(166,063) $119,506  $(64,040)
                                                =========  ========  ========

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

8. INCOME TAXES (continued)


Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                      2011      2010
                                                    -------- ---------
                                                      (in thousands)
         Deferred tax assets
           Insurance reserves                       $470,084 $ 580,606
           Investments                                88,757   108,698
           Compensation reserves                       4,546     4,401
           Other                                       1,695         -
                                                    -------- ---------
           Deferred tax assets                       565,082   693,705
         Deferred tax liabilities
             VOBA and deferred acquisition cost      166,753   353,189
             Net unrealized gains                    154,314   175,199
             Deferred annuity bonus                  156,044   278,777
             Other                                         -    12,251
                                                    -------- ---------
             Deferred tax liabilities                477,111   819,416
                                                    -------- ---------
         Net deferred tax asset (liability)         $ 87,971 $(125,711)
                                                    ======== =========

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2011, and 2010.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

The Company had no unrecognized tax benefits as of December 31, 2011 and 2010.

The Company classifies all interest and penalties related to tax uncertainties as income tax expense. In December 31, 2011 and 2010, the Company recognized nothing in the statement of operations and recognized no liabilities in the statement of financial position for tax-related interest and penalties.

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2010, current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

8. INCOME TAXES (continued)

vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. On
February 13, 2012, the Obama Administration released the "General Explanations of the Administration's Revenue Proposals." One proposal would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's net income. These activities had no impact on the Company's 2009, 2010 or 2011 results.

The Company is not currently under audit by the IRS or any state or local jurisdiction for the years prior to 2009.

In 2009, the Company joined in filing the federal tax return with its ultimate parent, Prudential Financial. For tax years 2009 through 2011, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions contemporaneously during these tax years in order to reach agreement with the Company on how they should be reported in the tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed. It is management's expectation this program will shorten the time period between the filing of the Company's federal income tax returns and the IRS's completion of its examination of the returns.

9. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income of the Company amounted to $177.0 million, $348.4 million, and $266.6 million, for the years ended December 31, 2011, 2010, and 2009, respectively. Statutory surplus of the Company amounted to $671.8 million and $936.0 million at December 31, 2011 and 2010, respectively.

Without prior approval of its domiciliary commissioner, dividends to shareholders are limited by the laws of the Company's state of incorporation, Connecticut. The State of Connecticut restricts dividend payments to the greater of 10% of the prior year's surplus or net gain from operations from the prior year. Net gain from operations is defined as income after taxes but prior to realized capital gains, as reported on the Summary of Operations. Based on 2011 net gain from operations, the Company is restricted to divided payments of $39.1 million in 2012 without prior approval. The Company received approval from the State of Connecticut for the 2011 and 2010 dividend payments to our ultimate parent, Prudential Financial.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

9. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS (continued)


On June 30, 2011, the Company paid an extra-ordinary dividend of $270 million to our ultimate parent, Prudential Financial. On November 30, 2011 the Company paid an ordinary dividend of $318 million to our ultimate parent, Prudential Financial. On November 23, 2010, the Company paid a dividend of $470 million of which $330 million was an ordinary dividend and $140 million was an extraordinary dividend to our ultimate parent, Prudential Financial.

10. FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value established a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions,
(ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads and (v) most information publicly available. The Company's Level 1 assets and liabilities primarily include cash equivalents and certain short term investments, equity securities, and corporate securities that are traded in an active exchange market. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities primarily include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), and certain over-the-counter derivatives. Valuations are generally obtained from third party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs. Prices from services are validated through comparison to trade data and internal estimates of current fair value, generally developed using market observable inputs and economic indicators.

Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the asset or liability. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, and embedded derivatives resulting from certain products with guaranteed benefits. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company's understanding of the market, and are generally considered Level 3. Under certain conditions, based on its observations of transactions in active markets, the Company may conclude the prices received from independent third party pricing services or brokers are not reasonable or reflective of market activity. In those instances, the

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

Company may choose to over-ride the third-party pricing information or quotes received and apply internally developed values to the related assets or liabilities. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3. As of December 31, 2011 and December 31, 2010 these over-rides on a net basis were not material.

Asset and Liabilities by Hierarchy Level -The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                 As of December 31, 2011
                                                ---------------------------------------------------------
                                                 Level 1     Level 2    Level 3   Netting (2)    Total
                                                ---------- ----------- ---------- ----------- -----------
                                                                     (in thousands)
Fixed maturities, available-for-sale:
U.S. government securities                      $        - $    86,035 $        -  $      -   $    86,035
State and municipal securities                           -     100,075          -         -       100,075
Foreign government securities                            -     134,810          -         -       134,810
Corporate securities                                 6,705   3,791,350     89,658         -     3,887,713
Asset-backed securities                                  -     128,821     48,563         -       177,384
Commercial mortgage-backed securities                    -     491,757          -         -       491,757
Residential mortgage-backed securities                   -     395,993          -         -       395,993
                                                ---------- ----------- ----------  --------   -----------
  Sub-total                                          6,705   5,128,841    138,221         -     5,273,767
Trading account assets:
Asset-backed securities                                  -      31,571          -         -        31,571
Equity securities                                    6,804           -        203         -         7,007
                                                ---------- ----------- ----------  --------   -----------
  Sub-total                                          6,804      31,571        203         -        38,578
                                                ---------- ----------- ----------  --------   -----------
Equity securities, available-for-sale                3,071           -          -         -         3,071
Short-term investments                             227,235      10,366          -         -       237,601
Cash equivalents                                     8,112           -          -         -         8,112
Other long term investments - PFI                        -     191,144        970   (40,012)      152,102
Other long term investments - Unaffiliated               -           -        243         -           243
Reinsurance recoverable                                  -           -  1,747,757         -     1,747,757
Other assets                                             -      25,225          -         -        25,225
                                                ---------- ----------- ----------  --------   -----------
  Sub-total excluding separate account assets      251,927   5,387,147  1,887,394   (40,012)    7,486,456
Separate account assets (1)                      1,039,821  41,902,937          -         -    42,942,758
                                                ---------- ----------- ----------  --------   -----------
  Total assets                                  $1,291,748 $47,290,084 $1,887,394  $(40,012)  $50,429,214
                                                ========== =========== ==========  ========   ===========
Future policy benefits                          $        - $         - $1,783,595  $      -   $ 1,783,595
Other liabilities                                        -      40,012          -   (40,012)            -
                                                ---------- ----------- ----------  --------   -----------
  Total liabilities                             $        - $    40,012 $1,783,595  $(40,012)  $ 1,783,595
                                                ========== =========== ==========  ========   ===========

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts.
    (2)Netting" amounts represent the impact of offsetting asset and liability positions held with the same counterparty.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                As of December 31, 2010
                                                -------------------------------------------------------
                                                 Level 1     Level 2   Level 3  Netting (2)    Total
                                                ---------- ----------- -------- ----------- -----------
                                                                    (in thousands)
Fixed maturities, available-for-sale:
U.S. government securities                      $        - $   193,305 $      -  $      -   $   193,305
State and municipal securities                           -      77,516        -         -        77,516
Foreign government securities                            -     136,513        -         -       136,513
Corporate Securities                                     -   3,876,695   74,255         -     3,950,950
Asset-backed securities                                  -     160,113   53,857         -       213,970
Commercial mortgage-backed securities                    -     490,569        -         -       490,569
Residential mortgage-backed securities                   -     393,398        -         -       393,398
                                                ---------- ----------- --------  --------   -----------
  Sub-total                                              -   5,328,109  128,112         -     5,456,221
Trading account assets:
Asset backed securities                                  -      70,831        -         -        70,831
Equity Securities                                    8,774           -        -         -         8,774
                                                ---------- ----------- --------  --------   -----------
  Sub-total                                          8,774      70,831        -         -        79,605
                                                ---------- ----------- --------  --------   -----------
Equity securities, available-for-sale               16,611         976        -         -        17,587
Short-term investments                             228,383           -        -         -       228,383
Other long-term investments                              -      91,757        -   (40,757)       51,000
Reinsurance recoverable                                  -           -  186,735         -       186,735
Other assets                                             -      29,201        -         -        29,201
                                                ---------- ----------- --------  --------   -----------
  Sub-total excluding separate account assets      253,768   5,520,874  314,847   (40,757)    6,048,732
Separate account assets (1)                      1,488,369  46,786,974        -         -    48,275,343
                                                ---------- ----------- --------  --------   -----------
  Total assets                                  $1,742,137 $52,307,848 $314,847  $(40,757)  $54,324,075
                                                ========== =========== ========  ========   ===========
Future policy benefits                          $        - $         - $164,283  $      -   $   164,283
Other liabilities                                        -      40,757        -   (40,757)            -
                                                ---------- ----------- --------  --------   -----------
  Total liabilities                             $        - $    40,757 $164,283  $(40,757)  $   164,283
                                                ========== =========== ========  ========   ===========

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts.
    (2)Netting" amounts represent the impact of offsetting asset and liability positions held with the same counterparty.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below. Information regarding separate account assets is excluded as the risk associated with these assets is primarily borne by the Company's customers and policyholders.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices from pricing services are sourced from multiple vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company generally receives prices from multiple pricing services for each security, but ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. To validate reasonableness, prices are reviewed by internal asset managers through comparison with directly observed recent market trades and internal estimates of current fair value, developed using market observable inputs and economic indicators. Consistent with the fair value hierarchy described above, securities with validated quotes from

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

If the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity, non-binding broker quotes are used, if available. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information from the pricing service or broker with an internally developed valuation. As of December 31, 2011 and December 31, 2010 over-rides on a net basis were not material. Internally developed valuations or non-binding broker quotes are also used to determine fair value in circumstances where vendor pricing is not available. These estimates may use significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. Pricing service over-rides, internally developed valuations and non-binding broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are primarily comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. In certain cases these models primarily use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are not significant to the price of a security, a Level 2 classification is made. Otherwise, a Level 3 classification is used.

Private fixed maturities also include debt investments in funds that, in addition to a stated coupon, pay a return based upon the results of the underlying portfolios. The fair values of these securities are determined by reference to the funds' net asset value ("NAV"). Since the NAV at which the funds trade can be observed by redemption and subscription transactions between third parties, the fair values of these investments have been reflected within Level 2 in the fair value hierarchy.

Trading Account Assets - Trading account assets consist primarily of asset-backed and equity securities whose fair values are determined consistent with similar instruments described under "Fixed Maturity Securities" and under "Equity Securities."

Equity Securities - Equity securities consist principally of investments in common, and non-redeemable preferred stock of publicly traded companies. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. The fair values of preferred equity securities are based on prices obtained from independent pricing services. These prices are then validated for reasonableness against recently traded market prices. Accordingly, these securities are generally classified within Level 2 in the fair value hierarchy.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

with the associated host contract. The fair values of derivative contracts are determined based on quoted prices in active exchanges or through the use of valuation models. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask, spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models generally accepted in the financial services industry that use actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The fair values of most OTC derivatives, including interest rate and cross currency swaps and single name credit default swaps are determined using discounted cash flow models. These models' key assumptions include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields non-performance risk and volatility, and are classified as Level 2.

To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over London Interbank Offered Rate ("LIBOR") into the discount rate used in determining the fair value of OTC derivative assets and liabilities which are uncollateralized. The additional credit spread over LIBOR rates is determined taking into consideration publicly available information relating to the financial strength of the Company. The Company adjusts these credit spreads to remove any illiquidity risk premium, which is subject to a floor based on a percentage of the credit spread. Most OTC derivative contract inputs have bid and ask prices that are actively quoted or can be readily obtained from external market data providers. The Company's policy is to use mid-market pricing in determining its best estimate of fair value.

Derivatives classified as Level 3 include first-to-default credit basket swaps and other structured products. These derivatives are valued based upon models with some significant unobservable market inputs or inputs from less actively traded markets. The fair values of first-to-default credit basket swaps are derived from relevant observable inputs (e.g. individual credit default spreads, interest rates and recovery rates), and unobservable model-specific input values such as correlation between different credits within the same basket. Other structured options and derivatives are valued using simulation models such as the Monte Carlo and other techniques. Level 3 methodologies are validated through periodic comparison of the Company's fair values to broker-dealer values. As of December 31, 2011 and December 31, 2010, there were derivatives with the fair value of $970 thousand and $0 classified within Level 3, and all other derivatives were classified within Level 2. See Note 8 for more details on the fair value of derivative instruments by primary underlying.

Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in the short-term investments category are typically not traded in active markets; however, their fair values are based on market observable inputs and, accordingly, these investments have been classified within Level 2 in the fair value hierarchy.

Other Assets - Other assets carried at fair value include affiliated bonds within our legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of our living benefit guarantees on certain of our variable annuities. These guarantees are considered embedded derivatives and are described below in "Future Policy Benefits". The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the embedded derivative guarantee.

Future Policy Benefits - The liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including GMAB, GMWB and GMIWB, accounted for as embedded derivatives. The fair values of the GMAB, GMWB and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or asset balance, given changing capital market conditions and various policyholder behavior assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The Company is also required to incorporate the market perceived risk of its own non-performance ("NPR") in the valuation of the embedded derivatives associated with its optional living benefit features. Since insurance liabilities are senior to debt, the Company believes that reflecting the financial strength ratings of the Company in the valuation of the liability or contra-liability appropriately takes into consideration the Company's own risk of non-performance. To reflect NPR, the Company incorporates an additional credit spread over LIBOR into the discount rate used in the valuations of the embedded derivatives associated with its optional living benefit features. The additional credit spread over LIBOR rates is determined taking into consideration publicly available information relating to the financial strength of the Company, as indicated by the credit spreads associated with funding agreements issued by an affiliated company. The Company adjusts these credit spreads to remove any illiquidity risk premium which is subject to a floor based on a percentage of the credit spread. The additional credit spread over LIBOR rates incorporated into the discount rate as of December 31, 2011 generally ranged from 150 to 250 basis points for the portion of the interest rate curve most relevant to these liabilities. This additional spread is applied at an individual contract level and only to individual living benefit contracts in a liability position and not to those in an contra-liability position.

Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience and give consideration to any observable market data, including market transactions such as acquisitions and reinsurance transactions. Since many of the assumptions utilized in the valuation of the embedded derivatives associated with the Company's optional living benefit features are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Significant declines in interest rates and the impact of equity market declines on account values in 2011 drove increases in the embedded derivative liabilities associated with the optional living benefit features of the Company's variable annuity products as of December 31, 2011. These factors, as well as widening of the spreads used in valuing non-performance risk NPR, also drove offsetting increases in the adjustment to incorporate the market-perceived risk of non-performance in the valuation of the embedded derivative. As of December 31, 2011, the fair value of the embedded derivatives associated with the optional living benefit features, before the

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

adjustment for NPR, was a net liability of $4,162 million. This net liability was comprised of $4,188 million of individual living benefit contracts in a liability position, net of $26 million of individual living benefit contracts in a contra-- liability position. At December 31, 2011, our adjustment for NPR resulted in a $2,378 million cumulative decrease to the embedded derivative liability. As described in Note 5, the Company uses affiliated reinsurance as part of its risk and capital management strategies for certain of these optional living benefit features. As a result, the increases in these embedded derivative liabilities are largely offset by corresponding increases in reinsurance recoverable associated with the affiliated reinsurance agreements.

Transfers between Levels 1 and 2 - During the year ended December 31, 2011, there were no material transfers between Level 1 and Level 2.

Changes in Level 3 assets and liabilities - The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2011, as well as the portion of gains or losses included in income for the year ended December 31, 2011 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2011.

                                                                  Year Ended December 31, 2011
                                  -------------------------------------------------------------------------------------------
                                                  Fixed
                                     Fixed     Maturities
                                  Maturities   Available-                    Other
                                  Available-   For- Sale -     Equity        Long-                    Other       Other Long
                                  For- Sale -     Asset     Securities -     Term                    Trading         Term
                                   Corporate     Backed      Available-   Investments  Reinsurance Securities -  Investments-
                                  Securities   Securities     For-Sale       - PFI     Recoverable    Equity     Unaffiliated
                                  -----------  -----------  ------------  -----------  ----------- ------------  ------------
                                                                         (in thousands)
Fair value, beginning of
 period assets/ (liabilities)        $ 74,255      $53,857         $  --      $    --   $  186,735           --          $ --
 Total gains (losses)
   (realized/ unrealized):
   Included in earnings:
    Realized investment gains
      (losses), net                        46           --            --       (1,285)   1,348,271           --            --
     Asset management fees
      and other income                     --           --            --           --           --          (27)          (19)
   Included in other
     comprehensive income
     (loss)                             5,472          206             1           --           --           --            --
 Net investment income                  4,579          430            --           --           --           --            --
 Sales                                     --           --          (747)          --           --           --            --
 Purchases                              8,702           --            --           --      212,751           --           262
 Settlements                           (5,356)      (5,930)           --           --           --           --            --
 Transfers into Level 3 (1)            51,135           --           976        2,255           --           --            --
 Transfers out of Level 3 (1)         (49,175)          --            --           --           --           --            --
 Other (3)                                 --           --          (230)          --           --          230            --
                                     --------      -------         -----      -------   ----------         ----          ----
Fair value, end of period
 assets/ (liabilities)               $ 89,658      $48,563         $  --      $   970   $1,747,757         $203          $243
                                     ========      =======         =====      =======   ==========         ====          ====
Unrealized gains (losses) for
 the period relating to those
   Level 3 assets that were
     still held by the
 Company at the end of the
   period (2):
 Included in earnings:
    Realized investment gains
      (losses), net                  $     --      $    --         $  --      $(1,311)  $1,356,358         $ --          $ --
   Asset administration fees
    and other income                 $     --      $    --         $  --      $         $       --         $(27)         $(19)
 Included in other
   comprehensive income (loss)       $ 15,215      $   247         $   1      $    --   $       --         $ --          $ --

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

                                     Year Ended
                                  December 31, 2011
                                  -----------------
                                    Future Policy
                                      Benefits
                                  -----------------
                                   (in thousands)
Fair value, beginning of
 period assets/ (liabilities)           $  (164,283)
 Total gains (losses)
   (realized/ unrealized):
 Included in earnings:
   Realized investment gains
     (losses), net                       (1,396,276)
   Purchases                                     --
   Sales                                         --
   Issuances                               (223,036)
   Settlements                                   --
   Transfers into Level 3 (1)                    --
   Transfers out of Level 3
     (1)                                         --
                                        -----------
Fair Value, end of period               $(1,783,595)
                                        ===========
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
 still held by the
 Company at the end of the
   period (2):
   Included in earnings:
     Realized investment
      gains (losses), net               $(1,403,609)
     Interest credited to
      policyholders' account
      balances                          $        --
 Included in other
   comprehensive income (loss)          $        --

    (1)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
    (2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
    (3)Other primarily represents reclasses of certain assets between reporting categories.

Transfers - As a part of an ongoing monitoring assessment of pricing inputs to ensure appropriateness of the level classification in the fair value hierarchy the Company may reassign level classification from time to time. As a result of such a review, in the first quarter of 2011, it was determined that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on non-binding broker quotes which could not always be verified against directly observable market information. Consequently, perpetual preferred stocks were transferred into Level 3 within the fair value hierarchy. This represents the majority of the transfers into Level 3 for Equity Securities Available-for-Sale. Other transfers into Level 3 were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third party pricing services (that could be validated) was utilized. Transfers out of Level 3 were primarily due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


The following table provides a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2010, as well as the portion of gains or losses included in income for the year ended December 31, 2010 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2010.

                                                                         Year Ended December 31, 2010
                                                      -----------------------------------------------------------------
                                                                           Fixed
                                                           Fixed         Maturities           Fixed
                                                        Maturities     Available-For-      Maturities
                                                      Available-For-   Sale - Foreign    Available-For-
                                                      Sale -Corporate    Government    Sale - Asset-Backed  Reinsurance
                                                        Securities         Bonds           Securities       Recoverable
                                                      ---------------  --------------  -------------------  -----------
                                                                                (in thousands)
Fair value, beginning of period assets/(liabilities)         $ 63,634         $ 1,219             $ 43,794     $ 40,351
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                    1,083               -               (1,247)     (43,339)
     Included in other comprehensive income
      (loss)                                                    3,072             (12)                (963)           -
  Net investment income                                         4,195              (1)                  17            -
  Purchases, sales, issuances and settlements                 (10,830)              -               29,676      189,723
  Transfers into Level 3 (1)                                   13,101               -                    -            -
  Transfers out of Level 3 (1)                                      -          (1,206)             (17,420)           -
                                                             --------         -------             --------     --------
Fair value, end of period assets/(liabilities)               $ 74,255         $     -             $ 53,857     $186,735
                                                             ========         =======             ========     ========
Unrealized gains (losses) for the period relating to
 those
  Level 3 assets that were still held by the
  Company at the end of the period (2):
    Included in earnings:
     Realized investment gains (losses), net                 $      -         $     -             $   (654)    $(40,069)
     Asset management fees and other income                  $      -         $     -             $      -     $      -
  Included in other comprehensive income (loss)              $  3,773         $   (13)            $   (963)    $      -

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

                                                                       Year Ended
                                                                    December 31, 2010
                                                               --------------------------
                                                               Future Policy     Other
                                                                 Benefits     Liabilities
                                                               -------------  -----------
                                                                     (in thousands)
Fair value, beginning of period assets/(liabilities)               $ (10,874)        $(53)
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                          45,258           53
     Purchases, sales, issuances and settlements                    (198,667)           -
     Transfers into Level 3 (1)                                            -            -
     Transfers out of Level 3 (1)                                          -            -
                                                                   ---------         ----
Fair value, end of period assets/(liabilities)                     $(164,283)        $  -
                                                                   =========         ====
Unrealized gains (losses) for the period relating to
  Level 3 assets that were still held by the
  Company at the end of the period (2):
    Included in earnings:
     Realized investment gains (losses), net                       $  42,759         $  -
     Interest credited to policyholders' account balances          $       -         $  -
  Included in other comprehensive income (loss)                    $       -         $  -

    (1)Transfers into or out of level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
    (2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

Transfers - Transfers out of Level 3 for Fixed Maturities Available-for-Sale - Asset-Backed Securities includes $17.4 million for the year ended December 31, 2010 resulting from the Company's conclusion that the market for asset-backed securities collateralized by sub-prime mortgages has been becoming increasingly active, as evidenced by orderly transactions. The pricing received from independent pricing services could be validated by the Company, as discussed in detail above. Other transfers out of Level 3 were typically due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate. Transfers into Level 3 were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third party pricing services (that could be validated) was utilized.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


The following table provides a summary of the changes in fair value of Level 3 assets and liabilities for the year ending December 31, 2009, as well as the portion of gains or losses included in income for twelve months ended
December 31, 2009 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2009.

                                                                      Year Ended December 31, 2009
                                                ------------------------------------------------------------------------
                                                    Fixed         Fixed        Fixed
                                                  Maturities    Maturities   Maturities
                                                Available-For-  Available-   Available-
                                                Sale - Foreign  For-Sale -   For-Sale -
                                                  Government    Corporate   Asset-Backed  Reinsurance  Other Liabilities
                                                    Bonds       Securities   Securities   Recoverable         (3)
                                                --------------  ----------  ------------  -----------  -----------------
                                                                             (in thousands)
Fair value, beginning of period                         $  977     $68,559       $21,188  $ 2,110,146            $(1,496)
  Total gains (losses) (realized/unrealized)
    Included in earnings:
     Realized investment gains (losses),
      net                                                    -        (449)       (5,173)  (2,162,496)             1,443
    Included in other comprehensive
     income (loss)                                         243      (8,063)       17,767            -                  -
  Net investment income                                     (1)      3,637           156            -                  -
  Purchases, sales, issuances, and
   settlements                                               -        (963)       (1,411)      92,701                  -
  Transfers into (out of) level 3 (1)                        -         913        11,267            -                  -
                                                        ------     -------       -------  -----------            -------
Fair value, end of period of period assets/
 (liabilities)                                          $1,219     $63,634       $43,794  $    40,351            $   (53)
                                                        ======     =======       =======  ===========            =======
Unrealized gains (losses) for the period
 relating to those
Level 3 assets that were still held by the
 Company at the end of the period (2):
    Included in earnings:
    Realized investment gains (losses), net             $    -     $  (433)      $(4,894) $(2,092,458)           $ 1,444
    Asset management fees and other
     income                                             $    -     $     -       $     -  $         -            $     -
    Included in other comprehensive
     income (loss)                                      $  243     $(8,025)      $17,767  $         -            $     -

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

                                                               Year Ended
                                                            December 31, 2009
                                                            -----------------
                                                              Future Policy
                                                                Benefits
                                                            -----------------
                                                             (in thousands)
Fair value, beginning of period of period assets/
 (liabilities)                                                    $(2,111,241)
  Total gains (losses) (realized/unrealized)
    Included in earnings:
     Realized investment gains (losses), net                        2,195,856
    Interest Credited to Policyholder Account Balances
     (SA Only)                                                              -
  Purchases, sales, issuances, and settlements                        (95,489)
  Transfers into (out of) level 3 (1)                                       -
                                                                  -----------
Fair value, end of period of period assets/(liabilities)          $   (10,874)
                                                                  ===========
Unrealized gains (losses) for the period relating to those
 Level 3 assets that were still held by the Company at
 the end of the period (2):
    Included in earnings:
    Realized investment gains (losses), net                       $ 2,125,409
    Interest credited to policyholder account                     $         -
    Included in other comprehensive income (loss)                 $         -

    (1)Transfers into or out of level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
    (2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
    (3)Derivative instruments classified as Other Long-term Investments at December 31, 2008 were reclassified Other Liabilities at December 31, 2009 as they were in a net liability position.

Transfers - Transfers into Level 3 for Fixed Maturities Available-for-Sale - Asset-Backed include $14.4 million for the year ended December 31, 2009, resulting from the Company's conclusion that the market for asset-backed securities collateralized by sub-prime mortgages was an inactive market, as discussed in detail above. In addition to these sub-prime securities, transfers into Level 3 for Fixed Maturities Available-for-Sale - Corporate Securities and Asset-Backed Securities included transfers resulting from the use of unobservable inputs within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third party pricing services (that could be validated) or models with observable inputs were utilized.

Transfers out of level 3 for Fixed Maturities Available-for-Sale - Asset-Backed Securities and - Corporate Securities were primarily due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate.

Transfers out of level 3 for Separate Account Assets were primarily due to the reclassification of the underlying investment within the mutual funds as these funds had less exposure to Level 3 securities since the funds switched to vendor prices.

Fair Value of Financial Instruments - The Company is required to disclose the fair value of certain financial instruments including those that are not carried at fair value. For the following financial instruments the carrying

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

amount equals or approximates fair value: fixed maturities classified as available-for-sale, trading account assets, equity securities, policy loans, short-term investments, cash and cash equivalents and separate accounts.

The following table discloses the Company's financial instruments where the carrying amounts and fair values may differ:

                                                            December 31, 2011         December 31, 2010
                                                        ------------------------- -------------------------
                                                        Carrying value Fair value Carrying value Fair value
                                                        -------------- ---------- -------------- ----------
                                                                          (in thousands)
Assets:
  Commercial mortgage and other loans                      $449,359     $490,151     $431,432     $465,099
  Liabilities:
Investment Contracts - Policyholders' Account Balances     $ 66,176     $ 66,659     $ 58,549     $ 58,679
  Short-Term and Long-Term Debt                            $627,803     $655,218     $805,054     $846,169

The fair values presented above for those financial instruments where the carrying amounts and fair values may differ have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial mortgage and other loans
The fair value of commercial mortgage and other loans is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate adjusted for the current market spread for similar quality loans.

Investment Contracts - Policyholders' Account Balances
Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflects the Company's own non-performance risk.

Short Term and Long Term Debt
The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

11. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts
Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)

anticipates acquiring and other anticipated transactions and commitments. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range. These hedges do not qualify for hedge accounting.

Foreign Exchange Contracts
Currency swaps are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts
Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company sells credit protection on an identified name, or a basket of names in a first to default structure, and in return receives a quarterly premium. With single name credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security.

Embedded Derivatives
The Company has sold variable annuity contracts that include certain optional living benefit features that are treated, for accounting purposes, as embedded derivatives. The Company has affiliated reinsurance agreements with Pruco Re and Prudential Insurance to transfer the risk related to certain of these embedded derivatives. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. Mark-to-market changes in the fair value of the underlying contractual guarantees are determined using valuation models as described in Note 10, and are recorded in "Realized investment gains/(losses), net."

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was a liability of $1,784 million as of December 31, 2011 and liability of $164 million as of December 31, 2010. The

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)

fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re included in "Reinsurance Recoverable" was an asset of $1,748 million as of December 31, 2011 and an asset of $187 million as of December 31, 2010.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                                 December 31, 2011               December 31, 2010
                                          ------------------------------  ------------------------------
                                           Notional       Fair Value       Notional       Fair Value
                                          ---------- -------------------  ----------- ------------------
                                            Amount    Assets  Liabilities   Amount    Assets  Liabilities
                                          ---------- -------- ----------- ----------- ------- -----------
                                                                  (in thousands)
Qualifying Hedge Relationships:
Currency/Interest Rate
Currency/Interest Rate                    $   47,702 $    867  $ (1,796)  $    36,072 $   152  $ (2,606)
                                          ---------- --------  --------   ----------- -------  --------
  Total Qualifying Hedge Relationships    $   47,702 $    867  $ (1,796)  $    36,072 $   152  $ (2,606)
                                          ========== ========  ========   =========== =======  ========
  Non-Qualifying Hedges Relationships:
Interest Rate
Non Currency Swaps                        $1,752,950 $162,428  $ (8,546)  $   913,700 $56,896  $ (6,727)
Currency/Interest Rate
Foreign Currency Swaps                        62,280    2,852    (4,975)       60,439   1,622    (6,829)
Credit
Credit Default Swaps                         399,050    1,737    (2,165)      350,050   2,810    (3,104)
Equity
Equity Non Currency                          199,446    1,067    (4,838)   10,310,187  30,278   (18,249)
Equity Options                             2,798,732   23,161   (17,692)       64,327       -    (3,243)
                                          ---------- -------- ----------- ----------- ------- -----------
Total Non-Qualifying Hedge Relationships  $5,212,458 $191,245  $(38,216)  $11,698,703 $91,606  $(38,152)
                                          ========== ======== =========== =========== ======= ===========
Total Derivatives (1)                     $5,260,160 $192,112  $(40,012)  $11,734,775 $91,758  $(40,758)
                                          ========== ========  ========   =========== =======  ========

    (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was a liability of $1,786.5 million as of December 31, 2011 and a liability of $166.8 million as of December 31, 2010 included in "Future policy benefits" and "Fixed maturities available for sale."

Cash Flow Hedges
The Company uses currency swaps in its cash flow hedge accounting relationships. This instrument is only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, and equity or embedded derivatives in any of its cash flow hedge accounting relationships.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


The following table provides the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                               December 31, 2011
                                 ----------------------------------------------
                                                                   Accumulated
                                    Realized       Net                Other
                                   Investment   Investment Other  Comprehensive
                                 Gains/(Losses)   Income   Income    Income
                                 -------------- ---------- ------ -------------
 Cash flow hedges
   Currency/Interest Rate          $       -       $(89)     $1      $1,504
                                   ---------       ----      --      ------
   Total cash flow hedges                  -        (89)      1       1,504

 Non- qualifying hedges
   Interest Rate                     114,601          -       -           -
   Currency/Interest Rate              1,281          -       -           -
   Credit                                915          -       -           -
   Equity                            (28,070)         -       -           -
   Embedded Derivatives             (100,093)         -       -           -
                                   ---------       ----      --      ------
   Total non-qualifying hedges       (11,366)         -       -           -
                                   ---------       ----      --      ------
 Total                             $ (11,366)      $(89)     $1      $1,504
                                   =========       ====      ==      ======

                                                 December 31, 2010
                                ---------------------------------------------------
                                                                        Accumulated
                                   Realized       Net                      Other
                                  Investment   Investment              Comprehensive
                                Gains/(Losses)   Income   Other Income    Income
                                -------------- ---------- ------------ -------------
Cash flow hedges
  Currency/Interest Rate           $      -       $61         $(26)       $(1,822)
                                   --------       ---         ----        -------
  Total cash flow hedges                  -        61          (26)        (1,822)

Non- qualifying hedges
  Interest Rate                      53,077         -            -              -
  Currency                                -         -            -              -
  Currency/Interest Rate              1,105         -            -              -
  Credit                                873         -            -              -
  Equity                            (10,865)        -            -              -
  Embedded Derivatives              (34,682)        -            -              -
                                   --------       ---         ----        -------
  Total non-qualifying hedges         9,508         -            -              -
                                   --------       ---         ----        -------
  Total                            $  9,508       $61         $(26)       $(1,822)
                                   ========       ===         ====        =======

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


                                                 December 31, 2009
                                ---------------------------------------------------
                                                                        Accumulated
                                   Realized       Net                      Other
                                  Investment   Investment              Comprehensive
                                Gains/(Losses)   Income   Other Income    Income
                                -------------- ---------- ------------ -------------
Cash flow hedges
  Currency/Interest Rate          $       -        $3         $(10)        $(640)
                                  ---------        --         ----         -----
  Total cash flow hedges                  -         3          (10)         (640)

Non- qualifying hedges
  Interest Rate                    (108,177)        -            -             -
  Currency                                -         -            -             -
  Currency/Interest Rate             (4,321)        -            -             -
  Credit                             10,630         -            -             -
  Equity                            (78,391)        -            -             -
  Embedded Derivatives                1,815         -            -             -
                                  ---------        --         ----         -----
  Total non-qualifying hedges      (178,444)        -            -             -
                                  ---------        --         ----         -----
  Total                           $(178,444)       $3         $(10)        $(640)
                                  =========        ==         ====         =====

                                                            Year Ended December 31,
                                                      -----------------------------------
                                                         2011         2010         2009
                                                      ---------  -------------- ---------
                                                                 (in thousands)
Qualifying
Cash Flow Hedges
Currency/Interest Rate
  Net investment income                               $     (89)    $     61    $       3
  Other income                                                1          (26)         (10)
  Accumulated other comprehensive income (loss) (1)       1,504       (1,822)        (640)
                                                      ---------     --------    ---------
  Total cash flow hedges                              $   1,416     $ (1,787)   $    (647)
                                                      ---------     --------    ---------
Non-qualifying hedges
Realized investment gains (losses), net
  Interest Rate                                       $ 114,600     $ 53,077    $(108,177)
  Currency/Interest Rate                                  1,281        1,105       (4,321)
  Credit                                                    915          873       10,630
  Equity                                                (28,070)     (10,865)     (78,391)
  Embedded Derivatives (2)                             (100,092)     (34,682)       1,815
                                                      ---------     --------    ---------
  Total non-qualifying hedges                         $ (11,366)    $  9,508    $(178,444)
                                                      ---------     --------    ---------
  Total Derivative Impact                             $  (9,950)    $  7,721    $(179,091)
                                                      =========     ========    =========

    (1)Amounts deferred in accumulated other comprehensive income (loss)
    (2)Primarily includes the following: 1) mark-to-market on embedded derivatives of $1,619.3 million; 2) fees ceded of $264 million; offset by 3) change in reinsurance recoverable of $1,561 million; and 4) fees attributed to embedded derivative of $223 million as of December 31, 2011.

For the years ended December 31, 2011, 2010, and 2009 the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)

accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                              (in thousands)
    Balance, December 31, 2010                                   $(2,462)
    Net deferred gains on cash flow hedges from January 1 to
     December 31, 2011                                             1,415
    Amount reclassified into current period earnings                  85
                                                                 -------
    Balance, December 31, 2011                                   $  (962)
                                                                 =======

As of December 31, 2011, the Company does not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 14 years. Income amounts deferred in "Accumulated Other Comprehensive Income (Loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Statements of Equity.

Credit Derivatives Written
The following table sets forth the composition of the Company's credit derivatives where it has written credit protection, excluding embedded derivatives contained in externally-managed investments in European markets, by industry category as of the dates indicated.

                                    December 31, 2011   December 31, 2010
                                   ------------------- -------------------
      Industry                     Notional Fair Value Notional Fair Value
      --------                     -------- ---------- -------- ----------
                                               (in thousands)
      Corporate Securities:
        Manufacturing              $ 40,000     $  157 $ 40,000     $  249
        Finance                      54,000         95        -          -
        Food/Beverage                55,000        315   55,000        479
        Aerospace/Defense            50,000        158   50,000        345
        Chemical                     40,000        248   40,000        468
        Other                       130,000        667  130,000      1,130
                                   --------     ------ --------     ------
        Total Credit Derivatives   $369,000     $1,640 $315,000     $2,671
                                   ========     ====== ========     ======

The Company writes credit derivatives under which the Company is obligated to pay a related party counterparty the referenced amount of the contract and receive in return the defaulted security or similar security. The Company's maximum amount at risk under these credit derivatives, assuming the value of the underlying referenced securities become worthless, is $369 million notional of credit default swap ("CDS") selling protection at December 31, 2011. These credit derivatives generally have maturities of 10 years or less.

The Company holds certain externally-managed investments in the European market which contain embedded derivatives whose fair value are primarily driven by changes in credit spreads. These investments are medium term notes that are collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)

varying degrees of leverage. The notes have a stated coupon and provide a return based on the performance of the underlying portfolios and the level of leverage. The Company invests in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes are accounted for under U.S. GAAP as available for sale fixed maturity securities with bifurcated embedded derivatives (total return swaps). Changes in the value of the fixed maturity securities are reported in Equity under the heading "Accumulated Other Comprehensive Income (Loss)" and changes in the market value of the embedded total return swaps are included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these investments was $7 million and $8 million at December 31, 2011 and December 31, 2010, respectively.

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2011 and December 31, 2010, the Company had $30 million and $35 million of outstanding notional amounts, respectively reported at fair value as a liability of $2 million and fair value as an asset of $3 million, respectively.

Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial derivative transactions. Generally, the credit exposure of the Company's OTC derivative transactions is represented by the contracts with a positive fair value (market value) at the reporting date after taking into consideration the existence of netting agreements.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC related to its over-the-counter derivative transactions. Prudential Global Funding, LLC manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate, see Note 13.

Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

12. CONTINGENT LIABILITIES AND LITIGATION

Contingent Liabilities
On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

12. CONTINGENT LIABILITIES AND LITIGATION (continued)


It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

In January 2012, a qui tam action on behalf of the State of Illinois, Total Asset Recovery Services v. Met Life Inc, et al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Holdings, LLC, filed in the Circuit Court of Cook County, Illinois, was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Illinois in violation of the Illinois False Claims Whistleblower Reward and Protection Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2012, a qui tam action on behalf of the State of Minnesota, Total Asset Recovery v. MetLife Inc., et al., Prudential Financial Inc., The Prudential Insurance Company of America and Prudential Holdings, Inc., filed in the Fourth Judicial District, Hennepin County, in the State of Minnesota was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Minnesota in violation of the Minnesota False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contract holders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

12. CONTINGENT LIABILITIES AND LITIGATION (continued)

unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York Department of Insurance ("NYDOI") has requested that 172 life insurers (including the Company) provide data to the NYDOI regarding use of the SSMDF. The New York Office of Unclaimed Funds recently notified the Company that it intends to conduct an audit of the Company's compliance with New York's unclaimed property laws. The Minnesota Attorney General has also requested information regarding the Company's use of the SSMDF and its claim handling procedures and the Company is one of several companies subpoenaed by the Minnesota Department of Commerce, Insurance Division. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company is a party to numerous transactions and relationships with its affiliate The Prudential Insurance Company of America ("Prudential Insurance") and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations
Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. Since 2003, general and administrative expenses also include allocations of stock compensation expenses related to a stock option program and a deferred compensation program sponsored by Prudential Financial.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


The Company is charged for its share of Prudential Insurance employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on earnings and length of service. Other benefits are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $3.1 million, $4.8 million and $5.6 million for the twelve months ended December 31, 2011, 2010, and 2009, respectively.

Prudential Insurance sponsors voluntary savings plans for its employees ("401(k) plans"). The 401(k) plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged to the Company for the matching contribution to the 401(k) plans was $1.4 million, $2.4 million and $3.0 million in 2011, 2010, and 2009, respectively.

Affiliated Asset Administration Fee Income
In accordance with an agreement with AST Investment Services, Inc., formerly known as American Skandia Investment Services, Inc., the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $242.7 million, $238.2 million, and $148.3 million, for the years ended December 31, 2011, 2010, and 2009, respectively. These revenues are recorded as "Asset administration fees and other income" in the Statements of Operations and Comprehensive Income.

Cost Allocation Agreements with Affiliates
Certain operating costs (including rental of office space, furniture, and equipment) have been charged to the Company at cost by Prudential Annuities Information Services and Technology Corporation ("PAIST"), formerly known as American Skandia Information Services and Technology Corporation, an affiliated company. PALAC signed a written service agreement with PAIST for these services executed and approved by the Connecticut Insurance Department in 1995. This agreement automatically continues in effect from year to year and may be terminated by either party upon 30 days written notice.

Allocated lease expense was $3.6 million, $4.1 million, and $4.3 million, for the years ended December 31, 2011, 2010, and 2009, respectively. Allocated sub-lease rental income, recorded as a reduction to lease expense was $1.5 million, $3.8 million, and $3.9 million, for the years ended December 31, 2011, 2010, and 2009, respectively. Assuming that the written service agreement between PALAC and PAIST continues indefinitely, PALAC's allocated future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 201110 are as follows (in thousands):

                                           Lease  Sub-Lease
                                          ------- ---------
                     2012                 $ 6,137  $2,106
                     2013                   5,974   1,802
                     2014                   4,938     894
                     2015                   3,894       -
                     2016                   3,790       -
                     2017 and thereafter   10,838       -
                                          -------  ------
                     Total                $35,571  $4,802
                                          =======  ======

The Company pays commissions and certain other fees to PAD in consideration for PAD's marketing and underwriting of the Company's products. Commissions and fees are paid by PAD to unaffiliated broker-dealers

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)

who sell the Company's products. Commissions and fees paid by the Company to PAD were $184.6 million, $408.96 million, and $722.6 million during the years ended December 31, 2011, 2010, and 2009, respectively.

Reinsurance Agreements
The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features.

The following table provides information relating to fees ceded under these agreements which are included in "Realized investment gains (losses), net" on the Statement of Operations and Comprehensive Income for the dates indicated:

                                                                  December 31, December 31, December 31,
                                                                      2011         2010         2009
                                                                  ------------ ------------ ------------
                                                                              (in thousands)
Pruco Reinsurance
  Effective August 24, 2009
    Highest Daily Lifetime 6 Plus ("HD6 Plus")                      $ 47,021     $ 31,412     $    371
    Spousal Highest Daily Lifetime 6 Plus ("SHD6")                    20,137       13,216          142
  Effective June 30, 2009
    Highest Daily Lifetime 7 Plus ("HD7 Plus")                        50,262       44,530       13,585
    Spousal Highest Daily Lifetime 7 Plus ("SHD7 Plus")               26,354       22,968        6,853
  Effective March 17, 2008
    Highest Daily Lifetime 7 ("HD7")                                  29,274       28,271       25,218
    Spousal Highest Daily Lifetime 7 ("SHD7")                          8,955        8,667        7,670
    Guaranteed Return Option Plus ("GRO Plus") (1)                     3,645        1,172        5,456
    Guaranteed Return Option Plus ("GRO Plus II") (1)                  5,112        2,657            -
    Highest Daily Guaranteed Return Option ("HD GRO") (1)              3,430        3,676        2,367
    Highest Daily Guaranteed Return Option ("HD GRO II" ) (1)          3,287        1,718            -
  Effective Since 2006
    Highest Daily Lifetime Five ("HDLT5")                             13,938       14,356       14,760
    Spousal Lifetime Five ("SLT5")                                    10,998       10,747        9,755
  Effective Since 2005
    Lifetime Five ("LT5")                                             36,290       35,848       32,861
  Effective December 31, 2004
   Guaranteed Return Option ("GRO")                                    3,873        5,750        4,801
                                                                    --------     --------     --------
Total Fees Ceded to Pruco Reinsurance                               $262,576     $224,988     $123,839
                                                                    --------     --------     --------
Prudential Insurance
  Effective Since 2004                                                 1,895        2,232        2,248
                                                                    --------     --------     --------
    Guaranteed Minimum Withdrawal Benefit ("GMWB")                  $  1,895     $  2,232     $  2,248
                                                                    --------     --------     --------
Total Fees Ceded                                                    $264,471     $227,220     $126,087
                                                                    ========     ========     ========

    (1)GRO Plus and HD GRO were amended effective January 1, 2010 to include an amended version of the GRO Plus and HD GRO benefit features (GRO Plus II and HD GRO II).

The Company's reinsurance recoverables related to the above product reinsurance agreements were $1,748 million, $187 million and $41 million as of December 31, 2011, 2010, and 2009, respectively. Realized gains/losses related to the mark-to-market on the reinsurance recoverable were $1,297 million, $(81) million and

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)

$2,196 million for the years ended December 31, 2011, 2010 and 2009, respectively. Changes in realized losses ceded for the 2011 and 2010 periods were primarily due to changes in market conditions. The underlying asset is reflected in "Reinsurance recoverables" in the Company's Statements of Financial Position.

Debt Agreements

Short-term and Long-term Debt
On December 29, 2009, the Company obtained a $600 million loan from Prudential Financial. This loan has an interest rate of 4.49% and matures on December 29, 2014. The total related interest expense to the Company was $27 million, $27 million, and $0.2 million for the years ended December 31, 2011, 2010, and 2009, respectively. The accrued interest payable was $0.2 million as of December 31, 2011 and 2010.

On December 14, 2006, the Company obtained a $300 million loan from Prudential Financial. This loan had an interest rate of 5.18% and matured on December 14, 2011. A partial payment was made to reduce this loan to $179.5 million on December 29, 2008 with the proceeds received from a capital contribution from PAI. On March 27, 2009, a partial payment of $4.5 million was paid to further reduce this loan to $175 million. The remaining balance of this loan was paid off on December 14, 2011. The total related interest expense to the Company was $8.6 million, $9.1 million, and $9.1 million for the years ended December 31, 2011, 2010, and 2009, respectively.

As of December 31, 2011, the Company had a credit facility agreement of $900 million with Prudential Funding, LLC, as the lender. As of December 31, 2011 and December 31, 2010, $27.8 million and $30.1 million, respectively, were outstanding under this credit facility. Accrued interest payable was $5 thousand and $4 thousand as of December 31, 2011 and 2010, respectively. The total related interest expense to the Company was $263 thousand, $438 thousand and $1.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Derivative Trades
In its ordinary course of business, the Company enters into over-the-counter ("OTC") derivative contracts with an affiliate, Prudential Global Funding, LLC. For these OTC derivative contracts, Prudential Global Funding, LLC has a substantially equal and offsetting position with an external counterparty.

Purchase/sale of fixed maturities and commercial mortgage loans from/to an affiliate
During 2010, the Company sold fixed maturity securities to affiliated companies in various transactions. These securities were recorded at an amortized cost of $818.8 million and a fair value of $913.2 million. The net difference between historic amortized cost and the fair value was $94.8 million and was recorded as a realized investment gain on the Company's Financial Statements.

During 2011, the Company sold fixed maturity securities to an affiliated company in various transactions. These securities had an amortized cost of $142.5 million and a fair value of $150.9 million. The net difference between historic amortized cost and the fair value was $8.4 million and was recorded as a realized investment gain on the Company's Financial Statements. The Company also sold commercial mortgage loans to an affiliated company. These loans had an amortized cost of $48.9 million and a fair value of $54.2 million. The net difference between historic amortized cost and the fair value was $5.3 million and was recorded as a realized gain on the Company's Statement of Operations and Comprehensive Income.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------


14. LEASES

The Company entered into an eleven-year lease agreement for office space in Westminster, Colorado, effective January 1, 2001. Lease expense for the years ended December 31, 2011, 2010, and 2009, was $4.6 million, $4.0 million, and $3.9 million, respectively. Sub-lease rental income was $3.8 million, $1.9 million, and $1.5 million for the years ended December 31, 2011, 2010, and 2009, respectively.

The Company does not have future minimum lease payments and sub-lease receipts as of December 31, 2011 as the lease agreement expired on December 31, 2011.

15. CONTRACT WITHDRAWAL PROVISIONS

Most of the Company's separate account liabilities are subject to discretionary withdrawal by contractholders at market value or with market value adjustment. Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 9% to 1% for contracts held less than 10 years.

16. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2011 and 2010 are summarized in the table below:

                                                          Three Months Ended
                                             -------------------------------------------
                                             March 31  June 30   September 30 December 31
                                             -------- ---------  ------------ -----------
                                                            (in thousands)
2011
Total revenues                               $370,862 $ 402,919   $  413,949   $335,148
Total benefits and expenses                   210,284   358,357    1,133,796    138,059
Income (loss) from operations before income
 taxes and cumulative effect of accounting
 change                                       160,578    44,562     (719,847)   197,089
Net income (loss)                            $121,521 $  34,652   $ (439,731)  $132,003
                                             ======== =========   ==========   ========
2010
Total revenues                               $352,362 $ 419,159   $  351,875   $450,629
Total benefits and expenses                   333,629   703,319       17,988    (14,207)
Income (loss) from operations before income
 taxes and cumulative effect of accounting
 change                                        18,733  (284,160)     333,887    464,836
Net income (loss)                            $ 22,915 $(161,054)  $  364,009   $187,920

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Prudential Annuities Life Assurance Corporation:

In our opinion, the accompanying statements of financial position and the related statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Prudential Annuities Life Assurance Corporation (an indirect, wholly owned subsidiary of Prudential Financial, Inc.) at December 31, 2011 and December 31, 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the financial statements, the Company changed its method of determining and recording other-than-temporary impairment for debt securities on January 1, 2009, the manner in which it accounts for the costs associated with acquiring or renewing insurance contracts and the presentation of comprehensive income.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 9, 2012, except for the effects of the adoption of the new accounting guidance for the costs to acquire or renew insurance contracts, and the adoption of the accounting standard related to the presentation of comprehensive income discussed in Note 2, as to which the date is November 28, 2012.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                    UNAUDITED INTERIM FINANCIAL STATEMENTS

                   SEPTEMBER 30, 2012 AND DECEMBER 31, 2011

                               TABLE OF CONTENTS

                                                                                                                   Page
                                                                                                                   ----

PART I  FINANCIAL INFORMATION

        Item 1. Financial Statements:

                Unaudited Interim Statements of Financial Position As of September 30, 2012 and December 31, 2011.  4

                Unaudited Interim Statements of Operations and Comprehensive Income Three and Nine Months Ended
                  September 30, 2012 and 2011.....................................................................  5

                Unaudited Interim Statements of Equity Nine Months Ended September 30, 2012 and 2011..............  6

                Unaudited Interim Statements of Cash Flows Nine Months Ended September 30, 2012 and 2011..........  7

                Notes to Unaudited Interim Financial Statements...................................................  8

PART I-FINANCIAL INFORMATION

ITEM 1. Financial Statements
Prudential Annuities Life Assurance Corporation

Unaudited Interim Statements of Financial Position
As of September 30, 2012 and December 31, 2011 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                                                              September 30, December 31,
                                                                                                  2012          2011
                                                                                              ------------- ------------
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost, 2012: $4,110,133; 2011:
  $4,838,695)................................................................................  $ 4,527,910  $ 5,273,767
Trading account assets, at fair value........................................................        7,926       38,578
Equity securities, available-for-sale, at fair value (cost, 2012: $18; 2011: $2,510).........           22        3,071
Commercial mortgage and other loans, net of valuation allowance..............................      461,186      449,359
Policy loans.................................................................................       12,065       14,316
Short-term investments.......................................................................      175,729      237,601
Other long-term investments..................................................................      207,277      191,545
                                                                                               -----------  -----------
Total investments............................................................................    5,392,115    6,208,237
                                                                                               -----------  -----------
Cash and cash equivalents....................................................................          477        8,861
Deferred policy acquisition costs............................................................      829,214      666,764
Accrued investment income....................................................................       52,574       59,033
Reinsurance recoverables.....................................................................    1,822,848    1,748,177
Income taxes.................................................................................           --      102,678
Valuation of business acquired...............................................................       42,053       29,010
Deferred sales inducements...................................................................      513,366      445,841
Receivables from parent and affiliates.......................................................       27,453       24,968
Other assets.................................................................................       16,829       18,531
Separate account assets......................................................................   45,134,054   42,942,758
                                                                                               -----------  -----------
TOTAL ASSETS.................................................................................  $53,830,983  $52,254,858
                                                                                               ===========  ===========

LIABILITIES AND EQUITY
Policyholders' account balances..............................................................  $ 4,269,906  $ 5,189,269
Future policy benefits and other policyholder liabilities....................................    2,258,594    2,092,694
Payables to parent and affiliates............................................................       73,066       73,587
Cash collateral for loaned securities........................................................       48,371      125,884
Income taxes.................................................................................       30,081           --
Short-term debt..............................................................................       83,502       27,803
Long-term debt...............................................................................      600,000      600,000
Other liabilities............................................................................       99,671      182,286
Separate account liabilities.................................................................   45,134,054   42,942,758
                                                                                               -----------  -----------
TOTAL LIABILITIES............................................................................   52,597,245   51,234,281
                                                                                               -----------  -----------

Commitments and Contingent Liabilities (See Note 6)

EQUITY
Common stock, $100 par value; 25,000 shares, authorized, issued and outstanding..............        2,500        2,500
Additional paid-in capital...................................................................      893,336      882,670
Retained earnings (accumulated deficit)......................................................      171,642      (25,305)
Accumulated other comprehensive income (loss)................................................      166,260      160,712
                                                                                               -----------  -----------
Total Equity.................................................................................    1,233,738    1,020,577
                                                                                               -----------  -----------
                                                                                               -----------  -----------
TOTAL LIABILITIES AND EQUITY.................................................................  $53,830,983  $52,254,858
                                                                                               ===========  ===========

              See Notes to Unaudited Interim Financial Statements

Prudential Annuities Life Assurance Corporation

Unaudited Interim Statements of Operations and Comprehensive Income
Three and Nine Months Ended September 30, 2012 and 2011 (in thousands)
--------------------------------------------------------------------------------

                                                                                    Three Months Ended     Nine Months Ended
                                                                                      September 30,          September 30,
                                                                                  ---------------------  ---------------------
                                                                                     2012       2011        2012       2011
                                                                                  ---------  ----------  ---------  ----------
REVENUES

Premiums......................................................................... $   5,502  $    6,325  $  16,569  $   21,771
Policy charges and fee income....................................................   197,284     209,247    598,714     624,820
Net investment income............................................................    71,371      72,987    214,441     230,705
Asset administration fees and other income.......................................    66,618      69,329    200,593     226,358
Realized investment gains (losses), net:
   Other-than-temporary impairments on fixed maturity securities.................    (2,377)     (4,295)    (5,508)    (19,623)
   Other-than-temporary impairments on fixed maturity securities transferred
     to other comprehensive income...............................................     2,306       3,736      5,285      18,765
   Other realized investment gains (losses), net.................................   (60,569)     56,620    (61,340)     84,934
                                                                                  ---------  ----------  ---------  ----------
       Total realized investment gains (losses), net.............................   (60,640)     56,061    (61,563)     84,076
                                                                                  ---------  ----------  ---------  ----------
Total revenues...................................................................   280,135     413,949    968,754   1,187,730
                                                                                  ---------  ----------  ---------  ----------

BENEFITS AND EXPENSES

Policyholders' benefits..........................................................    78,152      93,346    110,354     134,815
Interest credited to policyholders' account balances.............................   (73,384)    345,624     66,411     516,235
Amortization of deferred policy acquisition costs................................  (229,687)    578,312   (119,840)    717,785
General, administrative and other expenses.......................................    93,052     116,514    309,829     333,602
                                                                                  ---------  ----------  ---------  ----------
Total benefits and expenses......................................................  (131,867)  1,133,796    366,754   1,702,437
                                                                                  ---------  ----------  ---------  ----------
                                                                                  ---------  ----------  ---------  ----------
Income (loss) from operations before income taxes................................   412,002    (719,847)   602,000    (514,707)
                                                                                  ---------  ----------  ---------  ----------

   Income tax expense (benefit)..................................................   102,255    (280,116)   157,053    (231,149)
                                                                                  ---------  ----------  ---------  ----------
NET INCOME (LOSS)................................................................ $ 309,747  $ (439,731) $ 444,947  $ (283,558)
                                                                                  ---------  ----------  ---------  ----------

Other comprehensive income (loss), before tax:
   Foreign currency translation adjustments...................................... $      20  $       --  $      --  $       --
   Net unrealized investment gains (losses):.....................................
       Unrealized investment gains (losses) for the period.......................    30,002      (9,683)    25,159        (620)
       Reclassification adjustment for (gains) losses included in net income.....    (2,756)     (8,899)   (16,613)    (54,521)
                                                                                  ---------  ----------  ---------  ----------
          Total..................................................................    27,246     (18,582)     8,546     (55,141)
                                                                                  ---------  ----------  ---------  ----------
Other comprehensive income (loss), before tax....................................    27,266     (18,582)     8,546     (55,141)
   Less: Income tax expense (benefit) related to.................................
       Foreign currency translation adjustments..................................         7          --         --          --
       Net unrealized gains (losses).............................................     9,536      (6,503)     2,998     (19,299)
                                                                                  ---------  ----------  ---------  ----------
          Total..................................................................     9,543      (6,503)     2,998     (19,299)
                                                                                  =========  ==========  =========  ==========
Other comprehensive income (loss), net of taxes..................................    17,723     (12,079)     5,548     (35,842)
                                                                                  ---------  ----------  ---------  ----------
                                                                                  ---------  ----------  ---------  ----------
Comprehensive Income (Loss)...................................................... $ 327,470  $ (451,810) $ 450,495  $ (319,400)
                                                                                  =========  ==========  =========  ==========

              See Notes to Unaudited Interim Financial Statements

Prudential Annuities Life Assurance Corporation

Unaudited Interim Statements of Equity
Nine Months Ended September 30, 2012 and 2011 (in thousands)
--------------------------------------------------------------------------------

                                                                                Retained    Accumulated
                                                                                earnings       other
                                                       Common   Additional    (accumulated comprehensive
                                                       stock  paid-in capital   deficit)   income (loss) Total equity
                                                       ------ --------------- ------------ ------------- ------------

Balance, December 31, 2011............................ $2,500    $882,670      $ (25,305)    $160,712     $1,020,577
Net income............................................     --          --        444,947           --        444,947
Affiliated asset transfers............................     --      10,666             --           --         10,666
Distribution to parent................................     --          --       (248,000)          --       (248,000)
Other comprehensive loss, net of taxes................     --          --             --        5,548          5,548
                                                       ------    --------      ---------     --------     ----------
Balance, September 30, 2012........................... $2,500    $893,336      $ 171,642     $166,260     $1,233,738
                                                       ======    ========      =========     ========     ==========

                                                                                Retained    Accumulated
                                                                                earnings       other
                                                       Common   Additional    (accumulated comprehensive
                                                       stock  paid-in capital   deficit)   income (loss) Total equity
                                                       ------ --------------- ------------ ------------- ------------

Balance, December 31, 2010............................ $2,500    $974,921      $ 749,751     $181,212     $1,908,384
Cumulative effect of adoption of accounting principle.     --          --       (127,920)       9,659       (118,261)
Net income............................................     --          --       (283,558)          --       (283,558)
Distribution to parent................................     --          --       (270,000)          --       (270,000)
Other comprehensive loss, net of taxes................     --          --             --      (35,842)       (35,842)
                                                       ------    --------      ---------     --------     ----------
Balance, September 30, 2011........................... $2,500    $974,921      $  68,273     $155,029     $1,200,723
                                                       ======    ========      =========     ========     ==========

              See Notes to Unaudited Interim Financial Statements

Prudential Annuities Life Assurance Corporation

Unaudited Interim Statements of Cash Flows
Nine Months Ended September 30, 2012 and 2011 (in thousands)
--------------------------------------------------------------------------------

                                                                                       2012         2011
                                                                                   -----------  -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income........................................................................ $   444,947  $  (283,558)
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy charges and fee income..................................................      10,323       39,709
   Realized investment (gains) losses, net........................................      61,563      (84,076)
   Amortization and depreciation..................................................      (7,993)        (263)
   Interest credited to policyholders' account balances...........................      66,411       88,246
   Change in:.....................................................................
       Future policy benefit reserves.............................................     237,050      250,459
       Accrued investment income..................................................       6,459          782
       Net receivable (payable) to affiliates.....................................      (3,045)     (32,379)
       Deferred sales inducements.................................................     (58,393)     375,322
       Deferred policy acquisition costs..........................................    (143,124)     683,353
       Income taxes...............................................................     129,760     (230,921)
       Reinsurance recoverables...................................................    (200,316)    (190,487)
       Other, net.................................................................     (34,598)     (22,010)
                                                                                   -----------  -----------
Cash Flows From Operating Activities.............................................. $   509,044  $   594,177
                                                                                   -----------  -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available-for-sale........................................... $ 1,035,956  $   940,218
   Equity securities, available-for-sale..........................................       3,201       10,054
   Commercial mortgage and other loans............................................      16,360       89,303
   Trading account assets.........................................................      35,023       44,504
   Policy loans...................................................................       2,965          873
   Other long-term investments....................................................       3,617        1,589
   Short-term investments.........................................................   2,604,348    3,974,912
Payments for the purchase/origination of:
   Fixed maturities, available-for-sale...........................................    (323,283)    (797,405)
   Equity securities, available-for-sale..........................................          (8)      (2,643)
   Commercial mortgage and other loans............................................     (28,775)     (56,646)
   Trading account assets.........................................................      (3,894)      (2,491)
   Policy loans...................................................................        (243)        (649)
   Other long-term investments....................................................     (25,022)     (20,017)
   Short-term investments.........................................................  (2,542,476)  (4,160,525)
Notes receivable from parent and affiliates, net..................................       5,993        6,727
Other, net........................................................................        (564)        (911)
                                                                                   -----------  -----------
Cash Flows From Investing Activities.............................................. $   783,198  $    26,893
                                                                                   -----------  -----------

CASH FLOWS USED IN FINANCING ACTIVITIES:
Cash collateral for loaned securities.............................................     (77,513)      72,315
Net increase (decrease) in short-term borrowing...................................      55,699       23,867
Drafts outstanding................................................................       5,803      (29,468)
Distribution to parent............................................................    (248,000)    (270,000)
Contributed capital (including parent/child asset transfer).......................      10,666           --
Policyholders' account balances
   Deposits.......................................................................     755,346    1,981,861
   Withdrawals....................................................................  (1,802,627)  (2,167,558)
                                                                                   -----------  -----------
Cash Flows Used in Financing Activities........................................... $(1,300,626) $  (388,983)
                                                                                   -----------  -----------
Net (decrease) increase in cash and cash equivalents..............................      (8,384)     232,087
Cash and cash equivalents, beginning of period....................................       8,861          487
                                                                                   -----------  -----------
CASH AND CASH EQUIVALENTS, END OF PERIOD.......................................... $       477  $   232,574
                                                                                   ===========  ===========

              See Notes to Unaudited Interim Financial Statements

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------

1. BUSINESS AND BASIS OF PRESENTATION

Prudential Annuities Life Assurance Corporation (the "Company", or "our"), formerly known as American Skandia Life Assurance Corporation, with its principal offices in Shelton, Connecticut, is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey corporation. The Company is a wholly owned subsidiary of Prudential Annuities, Inc. ("PAI"), formerly known as American Skandia, Inc., which in turn is an indirect wholly owned subsidiary of Prudential Financial.

The Company developed long-term savings and retirement products, which were distributed through its affiliated broker/dealer company, Prudential Annuities Distributors, Incorporated ("PAD"), formerly known as American Skandia Marketing, Incorporated. The Company issued variable deferred and immediate annuities for individuals and groups in the United States of America and its territories.

Beginning in March 2010, the Company ceased offering its then existing variable annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product line in each of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (which are affiliates of the Company within the Prudential Annuities business unit of Prudential Financial). In general, the new product line offers the same optional living benefits and optional death benefits as offered by the Company's existing variable annuities. However, subject to applicable contractual provisions and administrative rules, the Company continues to accept certain subsequent purchase payments on inforce contracts under existing annuity products. Effective in September of 2012, the Company announced the suspension of additional customer deposits for variable annuities with certain older optional living benefit riders.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing long-term savings and retirement products, including insurance products, and individual and group annuities.

Basis of Presentation

The Unaudited Interim Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and on a basis consistent with reporting interim financial information in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X of the U.S. Securities and Exchange Commission (the "SEC").

These interim financial statements are unaudited but reflect all adjustments that, in the opinion of management, are necessary to provide a fair presentation of the results of operations and financial condition of the Company for the interim periods presented. All such adjustments are of a normal recurring nature. The results of operations for any interim period are not necessarily indicative of results that may be expected for the full year.

The Company has extensive transactions and relationships with The Prudential Insurance Company of America ("Prudential Insurance") and other affiliates, (as more fully described in Note 7). Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

These unaudited interim financial statements should be read in conjunction with the Audited Financial Statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2011.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; value of business acquired and its amortization; amortization of sales inducements; valuation of investments including derivatives and the recognition of other-than-temporary impairments ("OTTI"); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments and Investment Related Liabilities

The Company's investments in debt and equity securities include fixed maturities; equity securities; and short-term investments. The accounting policies related to these, as well as commercial mortgage and other loans, are as follows:

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 4 for additional information regarding the determination of fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Interest income, as well as the related amortization of premium and accretion of discount is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For asset-backed and mortgage-backed securities rated below AA, or those for which an other than temporary impairment has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs, value of business acquired, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)" or ("AOCI").

Trading account assets, at fair value, represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these assets are reported in "Asset administration fees and other income." Interest and dividend income from these investments is reported in "Net investment income."

Equity securities, available-for-sale are comprised of common stock, and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, value of business acquired, deferred sales inducements, and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income
(loss)". The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when earned.

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural loans. Commercial mortgage loans are broken down by class which is based on property type (industrial properties, retail, office, multi-family/apartment, hospitality, and other).

Commercial mortgage and other loans originated and held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses, and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due will not be collected according to the contractual terms of the loan agreement. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans, as well as, loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for loan losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Short-term investments primarily consist of investments in certain money market funds as well as highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are generally carried at fair value.

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships. Joint venture and partnership interests are generally accounted for using the equity method of accounting. In certain instances in which the Company's partnership interest is so minor that it exercises virtually no influence over operating and financial policies, the Company applies the cost method of accounting. The Company's income from investments in joint ventures and partnerships accounted for using the equity method or cost method is included in "Net investment income." The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for other-than-temporary impairment), the Company uses financial information provided by the investee, generally on a one to three month lag.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments for debt securities an other-than-temporary impairment must be recognized in earnings for a debt security in an unrealized loss position when an entity either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------

unrealized loss positions that do not meet either of these two criteria, the guidance requires that the Company analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an other-than-temporary impairment is recognized.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments, when an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of "Accumulated other comprehensive income (loss)."

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions, based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Asset Administration Fees

The Company receives asset administration fee income from policyholders' account balances invested in the Advanced Series Trust Funds or "AST" (see Note
7), which are a portfolio of mutual fund investments related to the Company's separate account products. In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps and options. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix, and to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency, and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed below and in
Note 5, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges, are recorded in current earnings. Cash flows from derivatives are reported in the operating and investing activities sections in the Unaudited Interim Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within "Other long-term investments" or as liabilities, within "Other liabilities," except for embedded derivatives, which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with its affiliated counterparty Prudential Global Funding, LLC ("PGF"), with which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), or (2) a derivative that does not qualify for hedge accounting.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in "Accumulated other comprehensive income (loss)" to the extent they are effective, until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." In this scenario, the hedged asset or liability under a fair value hedge will no longer be adjusted for changes in fair value and the existing basis adjustment is amortized to the income statement line associated with the asset or liability. The component of "Accumulated other comprehensive income (loss)" related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Gains and losses that were in "Accumulated other comprehensive income (loss)" pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Other trading account assets, at fair value." The Company has sold variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. The Company has entered into reinsurance agreements to transfer the risk related to the embedded derivatives contained in certain insurance product to affiliates. These reinsurance agreements are derivatives and have been accounted in the same manner as the guaranteed benefit feature.

Income Taxes

The Company determines its interim tax provision using the annual effective tax rate methodology in accordance with the authoritative guidance. The increase in the income tax expense for the three months and nine months ended September 30, 2012 and change in effective tax rate was primarily driven by an increase in pre-tax income for the three months and nine months ended September 30, 2012 compared to the three months and nine months ended September 30, 2011.

Adoption of New accounting pronouncements

Effective January 1, 2012, the Company adopted, retrospectively, updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in a single continuous statement of comprehensive income. The Unaudited Interim Financial Statements included herein reflect the adoption of this updated guidance.

Effective January 1, 2012, the Company adopted, prospectively, updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. The expanded disclosures required by this guidance are included in Note 4. Adoption of this guidance did not have a material effect on the Company's financial position or results of operations.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


Effective January 1, 2012, the Company adopted, prospectively, updated guidance regarding the assessment of effective control for repurchase agreements. The Company's adoption of this guidance did not have a material effect on the Company's financial position, results of operations, and financial statement disclosures.

Effective January 1, 2012, the Company adopted retrospectively new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The impact mainly reflects the initial "Deferred policy acquisition cost" write-off which resulted in a lower level of amortization. Since the Company ceased offering its existing variable annuity products in March 2010, the lower level of cost qualifying for deferral under this guidance will have a minimal impact on earnings. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

The following tables present amounts as previously reported in 2011, the effect of the change due to the retrospective adoption of the amended guidance related to the deferral of acquisition costs as described above, and the adjusted amounts that are reflected in the Unaudited Interim Financial Statements included herein.

Unaudited Interim Statements of Financial Position:
---------------------------------------------------
                                                                                   December 31, 2011
                                                                      ------------------------------------------
                                                                      As Previously                  As Currently
                                                                        Reported    Effect of Change   Reported
                                                                      ------------- ---------------- ------------
                                                                                    (in thousands)
         Deferred policy acquisition costs...........................  $   757,183      $(90,419)    $   666,764
         Income taxes................................................       70,425        32,253         102,678
         TOTAL ASSETS................................................   52,313,024       (58,166)     52,254,858

         Total liabilities...........................................   51,234,281            --      51,234,281

         Accumulated other comprehensive income (loss)...............      151,692         9,020         160,712
         Retained earnings (accumulated deficit).....................       41,881       (67,186)        (25,305)
         Total equity................................................    1,078,743       (58,166)      1,020,577
         TOTAL LIABILITIES AND EQUITY................................  $52,313,024      $(58,166)    $52,254,858

Unaudited Interim Statements of Operations and Comprehensive Income:
--------------------------------------------------------------------
                                                                         Three Months Ended September 30, 2011
                                                                      ------------------------------------------
                                                                      As Previously                  As Currently
                                                                        Reported    Effect of Change   Reported
                                                                      ------------- ---------------- ------------
                                                                                    (in thousands)
         REVENUES
         Total revenues..............................................  $   413,949      $     --     $   413,949

         BENEFITS AND EXPENSES
         Amortization of deferred policy acquisition costs...........      653,448       (75,136)        578,312
         General, administrative and other expenses..................      115,374         1,140         116,514
         Total benefits and expenses.................................    1,207,792       (73,996)      1,133,796

         INCOME FROM OPERATIONS BEFORE INCOME TAXES..................     (793,843)       73,996        (719,847)

         Income tax expense..........................................     (304,640)       24,524        (280,116)

         NET INCOME..................................................  $  (489,203)     $ 49,472     $  (439,731)

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------

                                                      Nine Months Ended September 30, 2011
                                                   ------------------------------------------
                                                   As Previously                  As Currently
                                                     Reported    Effect of Change   Reported
                                                   ------------- ---------------- ------------
                                                                 (in thousands)
REVENUES
Total revenues....................................  $1,187,730       $     --      $1,187,730

BENEFITS AND EXPENSES
Amortization of deferred policy acquisition costs.     815,706        (97,921)        717,785
General, administrative and other expenses........     330,166          3,436         333,602
Total benefits and expenses.......................   1,796,922        (94,485)      1,702,437

INCOME FROM OPERATIONS BEFORE INCOME TAXES........    (609,192)        94,485        (514,707)

Income tax expense................................    (264,219)        33,070        (231,149)

NET INCOME........................................  $ (344,973)      $ 61,415      $ (283,558)

Unaudited Interim Statement of Cash Flows:
------------------------------------------
                                                       Nine Months Ended September 30, 2011
                                                    ------------------------------------------
                                                    As Previously                  As Currently
                                                      Reported    Effect of Change   Reported
                                                    ------------- ---------------- ------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net Income.........................................   $(344,973)      $ 61,415      $(283,558)
Change in:
Deferred policy acquisition costs..................     777,838        (94,485)       683,353
Income taxes.......................................    (263,991)        33,070       (230,921)
Cash flows from operating activities...............   $ 594,177       $     --      $ 594,177

3. INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                               September 30, 2012
                                                             ------------------------------------------------------
                                                                                                         Other-than-
                                                                          Gross      Gross                temporary
                                                             Amortized  Unrealized Unrealized   Fair     impairments
                                                               Cost       Gains      Losses     Value    in AOCI (3)
                                                             ---------- ---------- ---------- ---------- -----------
                                                                                 (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S. government
  authorities and agencies.................................. $   35,363  $    401    $   --   $   35,764   $    --
Obligations of U.S. states and their political subdivisions.     94,734     8,452       271      102,915        --
Foreign government bonds....................................     45,855    10,470        --       56,325        --
Corporate securities........................................  3,034,106   344,149     1,020    3,377,235        --
Asset-backed securities (1).................................    177,191     9,054     1,260      184,985    (3,704)
Commercial mortgage-backed securities.......................    399,534    30,038        43      429,529        --
Residential mortgage-backed securities (2)..................    323,350    17,807        --      341,157       (50)
                                                             ----------  --------    ------   ----------   -------
Total fixed maturities, available-for-sale.................. $4,110,133  $420,371    $2,594   $4,527,910   $(3,754)
                                                             ==========  ========    ======   ==========   =======

Equity securities, available-for-sale
   Common Stocks............................................
       Industrial, miscellaneous & other.................... $       18  $      4    $   --   $       22
                                                             ==========  ========    ======   ==========

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


(1)Includes credit tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in "AOCI," which were not included in earnings. Amount excludes $4.4 million of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                                                                                  December 31, 2011 (4)
                                                                 ------------------------------------------------------
                                                                                                             Other-than-
                                                                              Gross      Gross                temporary
                                                                 Amortized  Unrealized Unrealized   Fair     impairments
                                                                   Cost       Gains      Losses     Value    in AOCI (3)
                                                                 ---------- ---------- ---------- ---------- -----------
                                                                                     (in thousands)
Fixed maturities, available-for-sale
   U.S. Treasury securities and obligations of U.S. government
     authorities and agencies................................... $   85,196  $    839    $   --   $   86,035   $    --
   Obligations of U.S. states and their political subdivisions..     85,822     8,336        --       94,158        --
   Foreign government bonds.....................................     66,449    10,782        --       77,231        --
   Corporate securities.........................................  3,585,776   369,769     4,336    3,951,209      (236)
   Asset-backed securities (1)..................................    172,390     9,798     4,804      177,384    (3,906)
   Commercial mortgage-backed securities........................    463,576    28,189         8      491,757        --
   Residential mortgage-backed securities (2)...................    379,486    16,562        55      395,993       (55)
                                                                 ----------  --------    ------   ----------   -------
Total fixed maturities, available-for-sale...................... $4,838,695  $444,275    $9,203   $5,273,767   $(4,197)
                                                                 ==========  ========    ======   ==========   =======

Equity securities, available-for-sale
   Common Stocks................................................
       Industrial, miscellaneous & other........................ $    2,510  $    561    $   --   $    3,071
                                                                 ==========  ========    ======   ==========

(1)Includes credit tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $2.4 million of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(4)Prior period's amounts are presented on a basis consistent with the current period presentation.

The amortized cost and fair value of fixed maturities by contractual maturities at September 30, 2012, are as follows:

                                                  Available-for-Sale
                                                 ---------------------
                                                 Amortized    Fair
                                                   Cost       Value
                                                 ---------- ----------
                                                    (in thousands)
         Due in one year or less................ $  833,834 $  868,462
         Due after one year through five years..  1,299,010  1,425,074
         Due after five years through ten years.    587,882    681,147
         Due after ten years....................    489,332    597,556
         Asset-backed securities................    177,191    184,985
         Commercial mortgage-backed securities..    399,534    429,529
         Residential mortgage-backed securities.    323,350    341,157
                                                 ---------- ----------
            Total............................... $4,110,133 $4,527,910
                                                 ========== ==========

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


The following table depicts the sources of fixed maturity proceeds and related gross investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                   Three Months Ended   Nine Months Ended
                                                                      September 30,       September 30,
                                                                   ------------------  ------------------
                                                                     2012      2011      2012      2011
                                                                   --------  --------  --------  --------
                                                                               (in thousands)
Fixed maturities, available-for-sale
   Proceeds from sales............................................ $186,603  $ 10,700  $380,099  $562,602
   Proceeds from maturities/repayments............................  282,052   146,615   655,857   376,721
   Gross investment gains from sales, prepayments, and maturities.    2,233     7,734    16,266    53,698
   Gross investment losses from sales and maturities..............     (109)     (216)     (133)     (216)

Fixed maturity and equity security impairments
   Net writedowns for other-than-temporary impairment losses on
     fixed maturities recognized in earnings (1).................. $    (71) $   (559) $   (223) $   (858)
   Writedowns for impairments on equity securities................       --     3,500        --     4,250

(1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.

As discussed in Note 2, a portion of certain OTTI losses on fixed maturity securities are recognized in OCI. For these securities the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI.

The following tables set forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

                                                                  Three Months Ended Nine Months Ended
                                                                    September 30,      September 30,
                                                                  ------------------ -----------------
                                                                         2012              2012
                                                                  ------------------ -----------------
                                                                             (in thousands)
Balance, beginning of period.....................................      $ 3,387           $  3,542
Credit loss impairments previously recognized on securities
  which matured, paid down, prepaid or were sold during the
  period.........................................................          (59)              (190)
Additional credit loss impairments recognized in the current
  period on securities previously impaired.......................           71                223
Increases due to the passage of time on previously recorded
  credit losses..................................................           28                 79
Accretion of credit loss impairments previously recognized due
  to an increase in cash flows expected to be collected..........         (114)              (341)
                                                                       -------           --------
Balance, end of period...........................................      $ 3,313           $  3,313
                                                                       =======           ========

                                                                  Three Months Ended Nine Months Ended
                                                                    September 30,      September 30,
                                                                  ------------------ -----------------
                                                                         2011              2011
                                                                  ------------------ -----------------
                                                                             (in thousands)
Balance, beginning of period.....................................      $11,201           $ 14,148
Credit loss impairments previously recognized on securities
  which matured, paid down, prepaid or were sold during the
  period.........................................................       (8,206)           (11,420)
Additional credit loss impairments recognized in the current
  period on securities previously impaired.......................          558                857
Increases due to the passage of time on previously recorded
  credit losses..................................................           55                317
Accretion of credit loss impairments previously recognized due
  to an increase in cash flows expected to be collected..........          (76)              (370)
                                                                       -------           --------
Balance, end of period...........................................      $ 3,532           $  3,532
                                                                       =======           ========

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


Trading Account Assets

The following table sets forth the composition of the Company's "trading account assets" as of the dates indicated:

                                             September 30, 2012 December 31, 2011
                                             ------------------ -----------------
                                             Amortized  Fair    Amortized  Fair
                                               Cost     Value     Cost     Value
                                             ---------  ------  --------- -------
                                                       (in thousands)
 Fixed maturities - Asset-backed securities.  $1,964    $2,029   $30,800  $31,571
 Equity securities..........................   5,171     5,897     6,664    7,007
                                              ------    ------   -------  -------
 Total trading account assets...............  $7,135    $7,926   $37,464  $38,578
                                              ======    ======   =======  =======

The net change in unrealized gains and losses from trading account assets still held at period end, recorded within "Asset administration fees and other income" included $0.2 million of gains and ($1.1) million of losses during the three months ended September 30, 2012 and 2011, respectively, and ($0.3) million and ($3.9) million of losses during the nine months ended September 30, 2012 and 2011, respectively.

Commercial Mortgage and Other Loans

The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                                                 September 30, 2012     December 31, 2011
                                                                --------------------  --------------------
                                                                               % of                  % of
                                                                    Amount     Total      Amount     Total
                                                                -------------- -----  -------------- -----
Commercial mortgage and other loans by property type:           (in thousands)        (in thousands)
Office.........................................................    $ 59,684     12.9%    $ 60,220     13.3%
Retail.........................................................      80,490     17.4       68,369     15.1
Apartments/Multi-Family........................................     111,297     24.0      114,900     25.5
Industrial.....................................................     144,163     31.1      144,513     32.1
Hospitality....................................................       9,228      2.0        9,289      2.1
                                                                   --------    -----     --------    -----
   Total commercial mortgage loans.............................     404,862     87.4      397,291     88.1
Agricultural property loans....................................      53,815     11.6       48,964     10.9
Other..........................................................       4,597      1.0        4,605      1.0
                                                                   --------    -----     --------    -----
Total commercial mortgage and other loans......................     463,274    100.0%     450,860    100.0%
Valuation allowance............................................      (2,088)               (1,501)
                                                                   --------              --------
Total net commercial mortgage and other loans by property type.    $461,186              $449,359
                                                                   ========              ========

The commercial mortgage and agricultural property loans are geographically dispersed throughout the United States, Canada and Asia with the largest concentrations in California (23%), New York (16%), and Ohio (10%) at September 30, 2012.

Activity in the allowance for losses for all commercial mortgage and other loans, as of the dates indicated, is as follows:

                                                 September 30, 2012 December 31, 2011
                                                 ------------------ -----------------
                                                            (in thousands)
Allowance for losses, beginning of year.........       $1,501            $ 2,980
Addition to / (release of) allowance for losses.          587             (1,479)
                                                       ------            -------
Total ending balance (1)........................       $2,088            $ 1,501
                                                       ======            =======

(1)Agricultural loans represent $0.2 million of the ending allowance at both September 30, 2012 and December 31, 2011.

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of dates indicated:

                                                                             September 30, 2012 December 31, 2011
                                                                                Total Loans        Total Loans
                                                                             ------------------ -----------------
                                                                                        (in thousands)
Allowance for Credit Losses:
Ending balance: individually evaluated for impairment (1)...................      $     --          $     --
Ending balance: collectively evaluated for impairment (2)...................         2,088             1,501
                                                                                  --------          --------
Total ending balance........................................................      $  2,088          $  1,501

Recorded Investment (3):
Ending balance gross of reserves: individually evaluated for impairment (1).      $     --          $     --
Ending balance gross of reserves: collectively evaluated for impairment (2).       463,274           450,860
                                                                                  --------          --------
Total ending balance, gross of reserves.....................................      $463,274          $450,860
                                                                                  ========          ========

(1)There were no agricultural loans individually evaluated for impairments at September 30, 2012 and December 31, 2011.
(2)Agricultural loans collectively evaluated for impairment had a recorded investment of $53.8 million and $48.9 million at September 30, 2012 and December 31, 2011, respectively, and both had a related allowance of $0.2 million.
(3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. As shown in the table above, there were no impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and related allowance at September 30, 2012 and December 31, 2011. The average recorded investment in impaired loans with an allowance recorded, before the allowance for losses, was $0 million and $3 million at September 30, 2012 and December 31, 2011, respectively.

There was no net investment income recognized on these loans for the nine months ended September 30, 2012 and for the year ended December 31, 2011. See
Note 2 for information regarding the Company's accounting policies for non-performing loans.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. The Company had no such loans at September 30, 2012 or December 31, 2011. See
Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2, loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of September 30, 2012 and December 31, 2011, 86% or $397 million of the recorded investment and 85% or $384 million of the recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of September 30, 2012 and December 31, 2011, 92% and 96% of the recorded investment had a debt service coverage ratio of 1.0X or greater, respectively. As of September 30, 2012 and December 31, 2011, approximately 8% or $38 million and 4% or $19 million, respectively, of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X, reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural loans.

All commercial mortgage and other loans were in current status including $0 million and $3.1 million of hospitality loans in non-accrual status at September 30, 2012, and December 31, 2011, respectively. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan specific reserve has been established. See Note 2 for further discussion regarding non-accrual status loans.

During 2011, the Company sold commercial mortgage loans to an affiliated company. See Note 7 for further discussion regarding related party transactions.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms: changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a "troubled debt restructuring" as defined by authoritative accounting guidance. The Company's outstanding investment related to commercial mortgage and other loans that have been restructured in a troubled debt restructuring is not material.

As of September 30, 2012, the Company has not committed to provide additional funds to borrowers that have been involved in a troubled debt restructuring.

Net Investment Income

Net investment income for the three and nine months ended September 30, 2012 and 2011, was from the following sources:

                                             Three Months Ended  Nine Months Ended
                                               September 30,       September 30,
                                             ----------------   ------------------
                                               2012      2011     2012      2011
                                             -------   -------  --------  --------
                                                        (in thousands)
Fixed maturities, available-for-sale........ $59,419   $68,351  $190,400  $211,147
Equity securities, available-for-sale.......      --       (10)        7       333
Trading account assets......................      35       412       849     1,563
Commercial mortgage and other loans.........   6,871     6,300    20,584    21,444
Policy loans................................     273       158       625       564
Short-term investments and cash equivalents.     140       186       503       499
Other long-term investments.................   6,614      (760)    7,529       252
                                             -------   -------  --------  --------
Gross investment income.....................  73,352    74,637   220,497   235,802
Less investment expenses....................  (1,981)   (1,650)   (6,056)   (5,097)
                                             -------   -------  --------  --------
   Net investment income.................... $71,371   $72,987  $214,441  $230,705
                                             =======   =======  ========  ========

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the three and nine months ended September 30, 2012 and 2011, were from the following sources:

                                            Three Months Ended Nine Months Ended
                                              September 30,      September 30,
                                            -----------------  -----------------
                                              2012      2011     2012      2011
                                            --------  -------  --------  -------
                                                       (in thousands)
Fixed maturities........................... $  2,056  $ 6,959  $ 15,912  $52,624
Equity securities..........................      703    2,039       703    1,996
Commercial mortgage and other loans........     (483)     439      (588)   5,114
Derivatives................................  (62,916)  46,731   (77,590)  24,451
Other......................................       --     (107)       --     (109)
                                            --------  -------  --------  -------
   Realized investment gains (losses), net. $(60,640) $56,061  $(61,563) $84,076
                                            ========  =======  ========  =======

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as "available-for-sale" and certain other long-term investments and other assets are included in the Unaudited Interim Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from OCI those items that are included as part of "Net income" for a period that had been part of OCI in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                 Deferred Policy                 Accumulated Other
                                                                Acquisition Costs,                 Comprehensive
                                                                  Deferred Sales    Deferred   Income (Loss) Related
                                               Net Unrealized      Inducements     Income Tax    To Net Unrealized
                                              Gains (Losses) on  and Valuation of  (Liability)      Investment
                                                 Investments    Business Acquired    Benefit      Gains (Losses)
                                              ----------------- ------------------ ----------- ---------------------
                                                                          (in thousands)
Balance, December 31, 2011...................      $(1,740)           $ 691           $ 367           $ (682)
Net investment (losses) gains on investments
  arising during the period..................        2,399               --            (840)           1,559
Reclassification adjustment for gains
  (losses) included in net income............           (1)              --              --               (1)
Impact of net unrealized investment (losses)
  gains on deferred policy acquisition
  costs, deferred sales inducements and
  valuation of business acquired.............           --             (949)            332             (617)
                                                   -------            -----           -----           ------
Balance, September 30, 2012..................      $   658            $(258)          $(141)          $  259
                                                   =======            =====           =====           ======

All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                 Deferred Policy                          Accumulated Other
                                                                Acquisition Costs,                          Comprehensive
                                                                  Deferred Sales    Policy   Deferred   Income (Loss) Related
                                               Net Unrealized      Inducements     Holders' Income Tax    To Net Unrealized
                                              Gains/(Losses) on  and Valuation of  Account  (Liability)      Investment
                                               Investments (1)  Business Acquired  Balances   Benefit      Gains (Losses)
                                              ----------------- ------------------ -------- ----------- ---------------------
                                                                              (in thousands)
Balance, December 31, 2011...................     $441,680          $(192,122)     $    --   $(88,164)        $161,394
Net investment gains (losses) on investments
  arising during the period..................       (4,629)                --           --      1,620           (3,009)
Reclassification adjustment for (losses)
  gains included in net income...............      (16,612)                --           --      5,814          (10,798)
Impact of net unrealized investment (losses)
  gains on deferred policy acquisition
  costs, deferred sales inducements and
  valuation of business acquired.............           --             30,618           --    (10,723)          19,895
Impact of net unrealized investment (gains)
  losses on policyholders' account balances..           --                 --       (2,279)       798           (1,481)
                                                  --------          ---------      -------   --------         --------
Balance, September 30, 2012..................     $420,439          $(161,504)      (2,279)  $(90,655)        $166,001
                                                  ========          =========      =======   ========         ========

(1)Includes cash flow hedges. See Note 5 for additional discussion of our cash flow hedges.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


The table below presents net unrealized gains (losses) on investments by asset class as of the dates indicated:

                                                                     September 30, 2012 December 31, 2011
                                                                     ------------------ -----------------
                                                                                (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized.      $    658          $ (1,740)
Fixed maturity securities, available-for-sale - all other...........       417,119           436,812
Equity securities, available-for-sale...............................             4               561
Affiliated notes....................................................         4,734             5,263
Derivatives designated as cash flow hedges (1)......................        (1,453)             (962)
Other investments...................................................            35                 3
                                                                          --------          --------
Unrealized gains (losses) on investments and derivatives............      $421,097          $439,937
                                                                          ========          ========

(1)See Note 5 for more information on cash flow hedges.

Duration of Gross Unrealized Loss Positions for Fixed Maturities and Equity Securities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, as of the dates indicated:

                                                                                    September 30, 2012
                                                             -------------------------------------------------------------------
                                                             Less than twelve months Twelve months or more         Total
                                                             ----------------------- --------------------- ---------------------
                                                                         Unrealized             Unrealized            Unrealized
                                                             Fair Value    Losses    Fair Value   Losses   Fair Value   Losses
                                                             ----------  ----------  ---------- ---------- ---------- ----------
                                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S. government
  authorities and agencies                                    $  7,183     $  271     $    --     $   --    $  7,183    $  271
Corporate securities........................................    37,216     $  639      35,863        381      73,079     1,020
Commercial mortgage-backed securities.......................     4,666         43          --         --       4,666        43
Asset-backed securities.....................................    15,455         38      31,925      1,222      47,380     1,260
Residential mortgage-backed securities......................        --         --          --         --          --        --
                                                              --------     ------     -------     ------    --------    ------
   Total....................................................  $ 64,520     $  991     $67,788     $1,603    $132,308    $2,594
                                                              ========     ======     =======     ======    ========    ======
Equity securities, available-for-sale.......................  $     --     $   --     $    --     $   --    $     --    $   --
                                                              ========     ======     =======     ======    ========    ======

                                                                                     December 31, 2011
                                                             -------------------------------------------------------------------
                                                             Less than twelve months Twelve months or more         Total
                                                             ----------------------- --------------------- ---------------------
                                                                         Unrealized             Unrealized            Unrealized
                                                             Fair Value    Losses    Fair Value   Losses   Fair Value   Losses
                                                             ----------  ----------  ---------- ---------- ---------- ----------
                                                                                      (in thousands)
Fixed maturities, available-for-sale
Corporate securities                                          $129,881     $4,010     $ 1,130     $  326    $131,011    $4,336
Commercial mortgage-backed securities.......................     7,014          8          --         --       7,014         8
Asset-backed securities.....................................    48,831        782      28,430      4,022      77,261     4,804
Residential mortgage-backed securities......................       484         55          --         --         484        55
                                                              --------     ------     -------     ------    --------    ------
   Total....................................................  $186,210     $4,855     $29,560     $4,348    $215,770    $9,203
                                                              ========     ======     =======     ======    ========    ======
Equity securities, available-for-sale.......................  $     --     $   --     $    --     $   --    $     --    $   --
                                                              ========     ======     =======     ======    ========    ======

The gross unrealized losses, related to fixed maturities at September 30, 2012 and December 31, 2011 are composed of $1.5 million and $5.4 million, respectively, related to high or highest quality securities based on National Association of Insurance Commissioners ("NAIC") or equivalent rating and $1.1 million and $3.8 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At September 30, 2012, none of the gross unrealized losses represented declines in value of greater than 20%, as compared to $3.4 million at December 31, 2011 that represented declines in value of greater than 20%, $0.3 million of which had been in that position for less than six months. At September 30, 2012, the $1.6 million of gross unrealized losses of twelve months or more were concentrated in asset backed securities and the service and manufacturing sectors of the Company's corporate securities. At December 31, 2011, $4.3 million of gross unrealized losses of twelve months or more were concentrated in asset backed securities, $1.7 million in services and $1.1 million in manufacturing sector of the Company's corporate securities.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at September 30, 2012 or December 31, 2011. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At September 30, 2012, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

At September 30, 2012 and December 31, 2011, there were no gross unrealized losses, related to equity securities that represented declines of greater than 20%.

4. FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement--Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. The Company's Level 1 assets and liabilities primarily include certain cash equivalents and short term investments, and equity securities that trade on an active exchange market.

Level 2--Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value, certain short term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter derivatives.

Level 3--Fair value is based on at least one or more significant unobservable inputs for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, and embedded derivatives resulting from certain products with guaranteed benefits.

The Company has established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


Assets and Liabilities by Hierarchy Level--The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                               As of September 30, 2012
                                                                -------------------------------------------------------
                                                                Level 1    Level 2    Level 3   Netting (2)    Total
                                                                -------- ----------- ---------- ----------- -----------
                                                                                    (in thousands)
Fixed maturities, available-for-sale:
   U.S Treasury securities and obligations of U.S. government
     authorities and agencies.................................. $     -- $    35,764 $       --  $     --   $    35,764
   Obligations of U.S. states and their political subdivisions.       --     102,915         --        --       102,915
   Foreign government bonds....................................       --      56,325         --        --        56,325
   Corporate securities........................................       --   3,281,845     95,390        --     3,377,235
   Asset-backed securities.....................................       --     127,282     57,703        --       184,985
   Commercial mortgage-backed securities.......................       --     429,529         --        --       429,529
   Residential mortgage-backed securities......................       --     341,157         --        --       341,157
                                                                -------- ----------- ----------  --------   -----------
Sub-total......................................................       --   4,374,817    153,093        --     4,527,910
Trading account assets:
       Asset-backed securities.................................       --       2,029         --        --         2,029
       Equity securities.......................................    5,702          --        195        --         5,897
                                                                -------- ----------- ----------  --------   -----------
Sub-total......................................................    5,702       2,029        195        --         7,926
                                                                -------- ----------- ----------  --------   -----------
Equity securities, available-for-sale..........................       --          22         --        --            22
Short-term investments.........................................  175,729          --         --        --       175,729
Cash equivalents...............................................       39          --         --        --            39
Other long-term investments....................................       --     195,750      1,757   (32,202)      165,305
Reinsurance recoverables.......................................       --          --  1,822,323        --     1,822,323
Other assets...................................................       --      24,696         --        --        24,696
                                                                -------- ----------- ----------  --------   -----------
   Sub-total excluding separate account assets.................  181,470   4,597,314  1,977,368   (32,202)    6,723,950
Separate account assets (1)....................................  171,842  44,962,212         --        --    45,134,054
                                                                -------- ----------- ----------  --------   -----------
Total assets................................................... $353,312 $49,559,526 $1,977,368  $(32,202)  $51,858,004
                                                                ======== =========== ==========  ========   ===========
Future policy benefits......................................... $     -- $        -- $1,886,648  $     --   $ 1,886,648
Other liabilities..............................................       --      32,202         --   (32,202)           --
                                                                -------- ----------- ----------  --------   -----------
Total liabilities.............................................. $     -- $    32,202 $1,886,648  $(32,202)  $ 1,886,648
                                                                ======== =========== ==========  ========   ===========

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


                                                                               As of December 31, 2011 (3)
                                                                ---------------------------------------------------------
                                                                 Level 1     Level 2    Level 3   Netting (2)    Total
                                                                ---------- ----------- ---------- ----------- -----------
                                                                                     (in thousands)
Fixed maturities, available-for-sale:
   U.S Treasury securities and obligations of U.S. government
     authorities and agencies.................................. $       -- $    86,036 $       --  $     --   $    86,036
   Obligations of U.S. states and their political subdivisions.         --      94,158         --        --        94,158
   Foreign government securities...............................         --      77,230         --        --        77,230
   Corporate securities........................................      6,705   3,854,846     89,658        --     3,951,209
   Asset-backed securities.....................................         --     128,821     48,563        --       177,384
   Commercial mortgage-backed securities.......................         --     491,757         --        --       491,757
   Residential mortgage-backed securities......................         --     395,993         --        --       395,993
                                                                ---------- ----------- ----------  --------   -----------
Sub-total......................................................      6,705   5,128,841    138,221        --     5,273,767
Trading account assets:
       Asset-backed securities.................................         --      31,571         --        --        31,571
       Equity securities.......................................      6,804          --        203        --         7,007
                                                                ---------- ----------- ----------  --------   -----------
Sub-total......................................................      6,804      31,571        203        --        38,578
                                                                ---------- ----------- ----------  --------   -----------
Equity securities, available-for-sale..........................      3,071          --         --        --         3,071
Short-term investments.........................................    227,235      10,366         --        --       237,601
Cash equivalents...............................................      8,112          --         --        --         8,112
Other long-term investments....................................         --     191,144      1,213   (40,012)      152,345
Reinsurance recoverables.......................................         --          --  1,747,757        --     1,747,757
Other assets...................................................         --      25,225         --        --        25,225
                                                                ---------- ----------- ----------  --------   -----------
   Sub-total excluding separate account assets.................    251,927   5,387,147  1,887,394   (40,012)    7,486,456
Separate account assets (1)....................................  1,039,821  41,902,937         --        --    42,942,758
                                                                ---------- ----------- ----------  --------   -----------
Total assets................................................... $1,291,748 $47,290,084 $1,887,394  $(40,012)  $50,429,214
                                                                ========== =========== ==========  ========   ===========
Future policy benefits......................................... $       -- $        -- $1,783,595  $     --   $ 1,783,595
Other liabilities..............................................         --      40,012         --   (40,012)           --
                                                                ---------- ----------- ----------  --------   -----------
Total liabilities.............................................. $       -- $    40,012 $1,783,595  $(40,012)  $ 1,783,595
                                                                ========== =========== ==========  ========   ===========

(1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Unaudited Interim Statements of Financial Position.
(2)"Netting" amounts represent the impact of offsetting asset and liability positions held with the same counterparty.
(3)Includes reclassifications to conform to current period presentation.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities--The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices from pricing services are sourced from multiple vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company generally receives prices from multiple pricing services for each security, but ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information from the pricing service or broker with an internally developed valuation. As of September 30, 2012 and December 31, 2011 over-rides on a net basis were not material. These estimates may use significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. Pricing service over-rides, internally developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. In cases where these models primarily use observable inputs, the securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. In these cases, a Level 3 classification is used.

Private fixed maturities also include debt investments in funds that, in addition to a stated coupon, pay a return based upon the results of the underlying portfolios. The fair values of these securities are determined by reference to the funds' net asset value ("NAV"). Since the NAV at which the funds trade can be observed by redemption and subscription transactions between third parties, the fair values of these investments have been reflected within Level 2 in the fair value hierarchy.

Trading Account Assets--Trading account assets consist primarily of asset-backed, equity securities, and perpetual preferred stocks whose fair values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and below under "Equity Securities."

Equity Securities--Equity securities consist principally of investments in common and preferred stock of publicly traded companies, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes, as the directly observable market inputs are not available. As a result, the fair values of perpetual preferred stock are classified as Level 3.

Derivative Instruments--Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts are determined based on quoted prices in active exchanges or through the use of valuation models. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk, liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask, spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions is traded in the over-the-counter ("OTC") derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company's policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross currency swaps and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk, volatility, and other factors.

To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over London Interbank Offered Rate ("LIBOR") into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.

Derivatives classified as Level 3 include first-to-default credit basket swaps and other structured products. These derivatives are valued based upon models with some significant unobservable market inputs or inputs from less actively traded markets. The fair values of first-to-default credit basket swaps are derived from relevant observable inputs (e.g. individual credit default spreads, interest rates, and recovery rates) and unobservable model-specific input values such as correlation between different credits within the same basket. Other structured options and derivatives are valued using simulation models such as the Monte Carlo and other techniques. Level 3 methodologies are validated through periodic comparison of the Company's fair values to broker-dealer values. As of September 30, 2012 and December 31, 2011, there were derivatives with the fair value of $1.4 million and $1.0 million classified within Level 3, and all other derivatives were classified within Level 2. See Note 5 for more details on the fair value of derivative instruments by primary underlying.

Cash Equivalents and Short-Term Investments--Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in the short-term investments category are typically not traded in active markets; however, their fair values are generally based on market observable inputs and, accordingly, these investments have been primarily classified within Level 2 in the fair value hierarchy.

Separate Account Assets--Separate Account Assets include fixed maturity securities, treasuries, and equity securities for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and "Equity Securities."

Other Assets--Other assets carried at fair value include affiliated bonds within our legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


Reinsurance Recoverables--Reinsurance recoverables carried at fair value include the reinsurance of our living benefit guarantees on certain of our variable annuities. These guarantees are accounted for as embedded derivatives and are described below in "Future Policy Benefits." The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the embedded derivative guarantee.

Future Policy Benefits--The liability for future policy benefits primarily includes general account liabilities for guarantees on variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various policyholder behavior assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, the Company's market-perceived risk of its own non-performance ("NPR"), as well as various assumptions that are actuarially determined, including lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders' account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and implied volatility. In the risk neutral valuation, interest rates are used to both grow the policyholders' account values as well as discount all projected future cash flows. The Company's discount rate assumption is based on the LIBOR swap curve, and is adjusted for NPR, as discussed below. Assuming all other assumptions remain unchanged, a decline in interest rates will generally cause account values to grow more slowly, increasing future expected benefit payments, as well as decreasing the discounting impact in the present value calculation, both of which would cause increases in the fair value of the liability. The opposite impacts occur as interest rates rise. Implied volatility also impacts the estimate of future expected benefit payments as discussed below.

Actuarial assumptions are reviewed at least annually, and updated based upon historical experience giving consideration to any observable market data, including available industry studies or market transactions such as acquisitions and reinsurance transactions. Assumptions relating to contractholder behavior such as lapse, benefit utilization, withdrawal, and mortality rates, are based on experience by product type and/or year of contract issuance, as well as available industry studies. Unless a material change in contractholder behavior or mortality experience that the Company feels is indicative of a long term trend is observed in an interim periods, assumptions related to contractholder behavior and mortality are generally updated in the third quarter of each year by considering recent experience that has occurred during the period from the most recent update to the expected amounts or updates to industry studies. These assumptions require the use of management judgment and are discussed in further detail below.

Level 3 Assets and Liabilities by Price Source--The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

                                          As of September 30, 2012
                                    ------------------------------------
                                    Internal (1) External (2)   Total
                                               (in thousands)
       Corporate securities........  $   92,063    $ 3,327    $   95,390
       Asset-backed securities.....          --     57,703        57,703
       Equity securities...........          --        195           195
       Other long-term Investments.       1,442        315         1,757
       Reinsurance recoverables....   1,822,323         --     1,822,323
                                     ----------    -------    ----------
       Total assets................  $1,915,828    $61,540    $1,977,368
                                     ==========    =======    ==========

       Future policy benefits......   1,886,648         --     1,886,648
                                     ----------    -------    ----------
       Total liabilities...........  $1,886,648    $    --    $1,886,648
                                     ==========    =======    ==========

(1)Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information or quotes. See below for additional information related to internally-developed valuation for significant items in the above table.
(2)Represents unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

Quantitative Information Regarding Internally Priced Level 3 Assets and Liabilities--The table below presents quantitative information on significant internally priced Level 3 assets and liabilities for which the investment risks associated with market value changes are borne by the Company.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


                                                       As of September 30, 2012
                          ---------------------------------------------------------------------------------
                          Fair Value Valuation Techniques    Unobservable Inputs     Range (Weighted Average)
                          ---------- -------------------- -----------------------    ------------------------
                                                            (in thousands)
Assets:

Corporate securities..... $   92,063 Discounted cash flow Discount rate                3.20 - 17.50% (3.75%)
                                     Cap at call price    Call price                             100% (100%)
Reinsurance recoverables. $1,822,323 Fair values are determined in the same manner as future policy benefits

Liabilities:
Future policy benefits... $1,886,648 Discounted cash flow Lapse rate                               0% - 14%
                                                          NPR spread                          0.24% - 1.82%
                                                          Utilization rate                        70% - 94%
                                                          Withdrawal rate                        85% - 100%
                                                          Mortality rate (1)                       0% - 13%
                                                          Equity Volatility curve                 19% - 34%

(1)Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%.

Sensitivity to Changes in Unobservable Inputs--The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement, for the assets and liabilities reflected in the table above.

Corporate Securities--Internally priced corporate securities classified in Level 3 include certain below investment grade watchlist and distressed fixed maturity securities. For securities where discounted cash flows are used, the primary unobservable input is an internally developed discount rate. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement. In isolation, an increase (decrease) in the value of these inputs would result in a higher (lower) fair value measurement.

Reinsurance Recoverables--Reinsurance recoverables carried at fair value include the reinsurance of our living benefit guarantees on certain of our variable annuities. These guarantees are accounted for as embedded derivatives and are described below in "Future Policy Benefits." The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the embedded derivative guarantee.

Future Policy Benefits--Future policy benefits classified as Level 3 are calculated using internally-developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. As described above, the significant unobservable inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include various assumptions that are actuarially determined, including lapse rates, benefit utilization rates, withdrawal rates and mortality rates as well as volatility assumptions and assumptions used to reflect NPR.

The Company's dynamic lapse rate assumption adjusts the base lapse rate at the contract level based on a comparison of the actuarially calculated guaranteed amount and the current policyholder account value as well as other factors, such as the applicability of any surrender charges. The dynamic lapse adjustment reduces the base lapse rate based on the magnitude of the difference between the guaranteed amount and the account value. In-the-money contracts are those with a guaranteed benefit in excess of the current policyholder account value. Since in-the-money contracts are less likely to lapse, the dynamic lapse adjustment will reduce the lapse rate assumption for these contracts. For less in the money contracts, the lapse rate assumption will be closer to the base lapse rate. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. A higher base lapse rate is applied to contracts in the year the surrender charge period expires.

To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuations of the embedded derivatives associated with its optional living benefit features. Since insurance liabilities are senior to debt, the Company believes that reflecting the financial strength ratings of the Company in the valuation of the liability or asset appropriately takes into consideration NPR. The additional spread over LIBOR is determined taking into consideration publicly available information relating to the financial strength of the Company. The Company adjusts these credit spreads to remove any illiquidity risk premium, which is subject to a floor based on a percentage of the credit spread. This additional spread, as mentioned in the table above, is applied at an individual contract level and only to those individual living benefit contracts in a liability position and generally not to those in a contra-liability position. An increase in the spread over LIBOR increases the discounting impact in the present value calculation and will generally cause a decrease in the fair value of the liability.

The Company's benefit utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, including the estimated timing of the first lifetime income withdrawal by the contractholder. These assumptions vary based on the product type, the age of the contractholder, and the age of the contract. The utilization rate varies by product, based on the availability of an enhanced guarantee after a certain waiting period. For example, the utilization rates for a product with the opportunity to double the guaranteed value after a 10, 12 or 20 year accumulation period are adjusted based on contractholder experience related to such enhancement. Generally, the Company assumes a certain

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------

percentage of contractholders will utilize the guaranteed benefit (depending on the product type, contractholder age and contract age) and will begin lifetime withdrawals at various time intervals from contract inception with the remaining contractholders either beginning lifetime withdrawals immediately or never utilizing the benefit. The impact of changes in these assumptions is highly dependent on the contract type and age of the contractholder at the time of the sale and the timing of the first lifetime income withdrawal.

The Company's withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. Larger differences in the withdrawal rate assumption compared to the contractual guaranteed income withdrawal percentage, either positive or negative, will generally result in a decrease in the fair value of the liability. Prior to the exhaustion of the contractholder's total account value the Company assumes contractholders will withdraw a certain percentage of the maximum allowable amount under the contract and will withdraw the maximum once the contractholder account value is completely exhausted.

Based on historical experience the Company applies a set of age specific mortality rate adjustments compared to standard industry tables. For newly issued contracts, lower mortality rates are assumed in early durations. A mortality improvement assumption is also incorporated into the overall mortality table. Since the variable annuity living benefits generally provide for a minimum withdrawal benefit for life, increases in mortality rates will decrease the fair value of the liability, with the reverse being true with decreases in mortality rates.

Market volatility also impacts the estimate of future expected benefit payments. The Company uses an equity volatility curve based on third party inputs. The curve starts with first year implied volatility and grades to a long-term realized volatility. The first year implied volatility determines the overall slope of the equity volatility curve. An increase in implied volatility will generally increase future expected benefit payments, causing an increase in the fair value of the liability.

Transfers between Levels 1 and 2--During the three months ended September 30, 2012, $7.0 million of preferred stock was transferred from Level 1 to Level 2. Additionally, during the nine months ended September 30, 2012, $3.2 million of equity securities, available for sale, transferred from Level 1 to Level 2. The assets that transferred were mutual funds that were priced on a net asset value. These transfers were the result of an ongoing monitoring assessment of pricing inputs to ensure appropriateness of the level classification in the fair value hierarchy. There were no transfers between Levels 1 and 2 for the three and nine months ended September 30, 2011.

Changes in Level 3 assets and liabilities--The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

                                                                     Three Months Ended September 30, 2012
                                                          -----------------------------------------------------------
                                                            Fixed       Fixed
                                                          Maturities  Maturities   Trading
                                                          Available-  Available-   Account
                                                          For-Sale -  For-Sale -   Assets-   Other Long-
                                                          Corporate  Asset Backed   Equity      Term     Reinsurance
                                                          Securities  Securities  Securities Investments Recoverables
                                                          ---------- ------------ ---------- ----------- ------------
                                                                                (in thousands)
Fair Value, beginning of period
  assets/(liabilities)...................................  $92,461     $51,766       $197      $  305     $1,761,274
   Total gains or (losses) (realized/unrealized):
       Included in earnings:
          Realized investment gains (losses), net........    1,567          --         --        (646)         4,037
          Asset management fees and other income.........       --          --         (2)         10             --
       Included in other comprehensive income
         (loss)..........................................    2,143          10         --          --             --
   Net investment income.................................    1,120         151         --          --             --
   Purchases.............................................       --       7,992         --       2,089         57,012
   Sales.................................................       --          --         --          --             --
   Issuances.............................................       --          --         --          --             --
   Settlements...........................................   (1,901)     (2,216)        --          (1)            --
   Transfers into Level 3 (1)............................       --          --         --          --             --
   Transfers out of Level 3 (1)..........................       --          --         --          --             --
                                                           -------     -------       ----      ------     ----------
Fair Value, end of period assets/(liabilities)...........  $95,390     $57,703       $195      $1,757     $1,822,323
                                                           =======     =======       ====      ======     ==========
Unrealized gains (losses) for the period relating
  to those Level 3 assets that were still held at
  the end of the period (2):
       Included in earnings:
          Realized investment gains (losses), net........  $    --     $    --       $ --      $   --     $   16,488
          Asset management fees and other income.........  $    --     $    --       $ (2)     $   10     $       --
          Interest credited to policyholder
            account......................................  $    --     $    --       $ --      $   --     $       --

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


                                                   Three Months
                                                      Ended
                                                September 30, 2012
                                                ------------------
                                                  Future Policy
                                                     Benefits
                                                ------------------
                                                  (in thousands)
Fair Value, beginning of period
  assets/(liabilities).........................    $(1,795,715)
   Total gains or (losses)
     (realized/unrealized):
       Included in earnings:
          Realized investment gains
            (losses), net......................        (31,202)
          Purchases............................             --
          Sales................................             --
          Issuances............................        (59,731)
          Settlements..........................             --
          Transfers into Level 3 (1)...........             --
          Transfers out of Level 3 (1).........             --
                                                   -----------
Fair Value, end of period
  assets/(liabilities).........................    $(1,886,648)
                                                   ===========

Unrealized gains (losses) for the
  period relating to those Level 3
  assets that were still held at the
  end of the period (2):
   Included in earnings:
       Realized investment gains
         (losses), net.........................    $   (43,763)
       Interest credited to
         policyholders' account balances.......    $        --

                                                               Nine Months Ended September 30, 2012
                                                -----------------------------------------------------------------
                                                                      Fixed
                                                      Fixed        Maturities,
                                                   Maturities,     Available-   Trading
                                                  Available-For-   For Sale -   Account
                                                      Sale -          Asset     Assets -  Other Long-
                                                    Corporate        Backed      Equity      Term     Reinsurance
                                                    Securities     Securities  Securities Investments Recoverables
                                                ------------------ ----------- ---------- ----------- ------------
                                                                          (in thousands)
Fair Value, beginning of period
  assets/(liabilities).........................    $    89,658       $48,563      $203      $ 1,213    $1,747,757
   Total gains (losses)
     (realized/unrealized):
       Included in earnings:
          Realized investment gains
            (losses), net......................          1,576            --        --       (1,623)      (93,818)
          Asset management fees and
            other income.......................             --            --        (8)          12            --
       Included in other comprehensive
         income (loss).........................          2,883           963        --           --            --
   Net investment income.......................          3,497           502        --           --            --
   Purchases...................................          5,400        15,492        --        2,149       168,384
   Sales.......................................            (29)           --        --           --            --
   Issuances...................................             --            --        --           --            --
   Settlements.................................         (7,896)       (7,817)       --            6            --
   Transfers into Level 3 (1)..................         11,992            --        --           --            --
   Transfers out of Level 3 (1)................        (11,691)           --        --           --            --
                                                   -----------       -------      ----      -------    ----------
Fair Value, end of period
  assets/(liabilities).........................    $    95,390       $57,703      $195      $ 1,757    $1,822,323
                                                   ===========       =======      ====      =======    ==========

Unrealized gains (losses) for the
  period relating to those Level 3
  assets that were still held at the
  end of the period (2):
   Included in earnings:
       Realized investment gains
         (losses), net.........................    $        --       $    --      $ --      $    --    $  (55,459)
       Asset management fees and other
         income................................    $        --       $    --      $ (8)     $    12    $       --
       Interest credited to
         policyholder account balances.........    $        --       $    --      $ --      $    --    $       --

                                            Nine Months Ended
                                            September 30, 2012
                                           --------------------
                                              Future Policy
                                                 Benefits
                                           --------------------
                                              (in thousands)
Fair Value, beginning of period
  assets/ (liabilities)...................     $(1,783,595)
   Total gains (losses)
     (realized/unrealized):
       Included in earnings:
          Realized investment
            gains (losses), net...........          73,429
          Asset management fees
            and other income..............              --
          Interest credited to
            policyholder account
            balances......................              --
       Included in other
         comprehensive income
         (loss)...........................              --
   Net investment income..................              --
   Issuances..............................        (176,482)
   Settlements............................              --
   Transfers into Level 3 (1).............              --
   Transfers out of Level 3 (1)...........              --
                                               -----------
Fair Value, end of period
  assets/(liabilities)....................     $(1,886,648)
                                               ===========

Unrealized gains (losses) for the
  period relating to those Level 3
  assets that were still held at
  the end of the period (2):
   Included in earnings:
       Realized investment gains
         (losses), net....................     $    34,583
       Asset management fees and
         other income.....................     $        --
       Interest credited to
         policyholder account
         balances.........................     $        --

                                                                  Three Months Ended September 30, 2011
                                           ------------------------------------------------------------------------------------
                                                                    Fixed
                                                  Fixed           Maturities                                          Trading
                                                Maturities      Available-For-    Equity                              Account
                                              Available-For-     Sale - Asset  Securities -  Other Long-              Assets -
                                                  Sale -            Backed     Available-For    Term     Reinsurance   Equity
                                           Corporate Securities   Securities       Sale      Investments Recoverable Securities
                                           -------------------- -------------- ------------- ----------- ----------- ----------
                                                                              (in thousands)
Fair Value, beginning of period
  assets/ (liabilities)...................     $    93,700         $53,890         $ 230        $186     $  118,635     $ --
   Total gains or (losses)
     (realized/ unrealized):
       Included in earnings:
          Realized investment
            gains (losses), net...........              --              --            --          65      1,665,947       --
       Included in other
         comprehensive income
         (loss)...........................           4,794            (834)           --         (56)            --        1
   Net investment income..................           1,157              92            --          --             --       --
   Purchases..............................             450              --            --         219         53,547       --
   Sales..................................              --              --            --          --             --       --
   Issuances..............................              --              --            --          --             --       --
   Settlements............................            (749)         (1,433)           --          --             --       --
   Transfers into Level 3 (1).............          19,600              --            --          --             --       --
   Transfers out of Level 3 (1)...........          (8,129)             --            --          --             --       --
   Other (3)..............................              --              --          (230)         --             --      230
                                               -----------         -------         -----        ----     ----------     ----
Fair Value, end of period
  assets/(liabilities)....................     $   110,823         $51,715         $  --        $414     $1,838,129     $231
                                               ===========         =======         =====        ====     ==========     ====
Unrealized gains (losses) for the
  period relating to those Level 3
  assets that were still held at
  the end of the period (2):
   Included in earnings:
       Realized investment gains
         (losses), net....................     $        --         $    --         $  --        $ 64     $1,667,836     $ --
       Asset management fees and
         other income.....................     $        --         $    --         $  --        $(27)    $       --     $  2
       Interest credited to
         policyholder account.............     $        --         $    --         $  --          --             --       --

                                            Three Months Ended
                                            September 30, 2011
                                           --------------------
                                              Future Policy
                                                 Benefits
                                              (in thousands)

Fair Value, beginning of period
  assets/ (liabilities)...................     $   (95,603)

   Total gains or (losses)
     (realized/ unrealized):..............
       Included in earnings:..............
          Realized investment
            gains (losses), net...........      (1,722,775)
          Purchases.......................              --
          Sales...........................              --
          Issuances.......................         (56,149)
          Settlements.....................              --
          Transfers into Level 3
            (1)...........................              --
          Transfers out of Level 3
            (1)...........................              --
                                               -----------
Fair Value, end of period
  assets/(liabilities)....................     $(1,874,527)
                                               ===========
Unrealized gains (losses) for the
  period relating to Level 3
  assets that were still held at
  the end of the period (2):
   Included in earnings:
       Realized investment gains
         (losses), net....................     $(1,724,423)
       Interest credited to
         policyholders' account
         balances.........................     $        --

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


                                                                   Nine Months Ended September 30, 2011
                                           ------------------------------------------------------------------------------------
                                                                   Fixed
                                                  Fixed          Maturities                                           Trading
                                               Maturities      Available-For-     Equity                              Account
                                             Available-For-     Sale - Asset   Securities -     Other                 Assets-
                                            Sale - Corporate       Backed     Available-For-  Long-Term  Reinsurance   Equity
                                               Securities        Securities        Sale      Investments Recoverable Securities
                                           ------------------- -------------- -------------- ----------- ----------- ----------
                                                                              (in thousands)
Fair Value, beginning of period
  assets/ (liabilities)...................     $    74,255        $53,857         $  --         $ --     $  186,735     $ --
   Total gains or (losses)
     (realized/ unrealized):..............
       Included in earnings:..............
          Realized investment
            gains (losses), net...........              35             --            --          251      1,491,815       --
          Asset management fees
            and other income..............              --             --            --          (56)            --       --
       Included in other
         comprehensive income
         (loss)...........................           5,334            297            --           --             --        1
   Net investment income..................           3,394            333            --           --             --       --
   Purchases..............................           8,703             --            --          219        159,579       --
   Sales..................................              --             --          (746)          --             --       --
   Issuances..............................              --             --            --           --             --       --
   Settlements............................          (2,392)        (2,772)           --           --             --       --
   Transfers into Level 3 (1).............          51,134             --           976           --             --       --
   Transfers out of Level 3 (1)...........         (29,640)            --            --           --             --       --
   Other (3)..............................              --             --          (230)          --             --      230
                                               -----------        -------         -----         ----     ----------     ----
Fair Value, end of period
  assets/(liabilities)....................     $   110,823        $51,715         $  --         $414     $1,838,129     $231
                                               ===========        =======         =====         ====     ==========     ====
Unrealized gains (losses) for the
  period relating to those Level 3
  assets that were still held at
  the end of the period (2):
   Included in earnings:
       Realized investment gains
         (losses), net....................     $        --        $    --         $  --         $226     $1,498,922     $ --
       Asset management fees and
         other income.....................     $        --        $    --         $  --         $(56)    $       --     $  2

                                               Nine Months
                                           Ended September 30,
                                                  2011
                                           -------------------
                                              Future Policy
                                                Benefits
                                           -------------------
                                             (in thousands)

Fair Value, beginning of period
  assets/ (liabilities)...................     $  (164,283)
   Total gains or (losses)
     (realized/ unrealized):..............
       Included in earnings:..............
          Realized investment
            gains (losses), net...........      (1,543,017)
          Purchases.......................              --
          Sales...........................              --
          Issuances.......................        (167,227)
          Settlements.....................              --
          Transfers into Level 3
            (1)...........................              --
          Transfers out of Level 3
            (1)...........................              --
                                               -----------
Fair Value, end of period
  assets/(liabilities)....................     $(1,874,527)
                                               ===========
Unrealized gains (losses) for the
  period relating to Level 3
  assets that were still held at
  the end of the period (2):
   Included in earnings:
       Realized investment gains
         (losses), net....................     $(1,549,569)
       Interest credited to
         policyholders' account
         balances.........................     $        --

(1)Transfers into or out of level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
(2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(3)Other primarily represents reclasses of certain assets between reporting categories.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------

Transfers--Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that cannot be validated) for which information from third party pricing services (that can be validated) was previously utilized. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company is able to validate. Other significant transfers into and out of Level 3 are discussed below:

For the nine months ended September 30, 2011, the majority of the Equity Securities Available for Sale transfers into Level 3 were due to the determination that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on indicative broker quotes which could not always be verified against directly observable market information. Perpetual preferred stocks were included in Equity Securities Available for Sale and subsequently transferred to Trading Account Assets.

Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                               September 30, 2012                December 31, 2011
                                                  --------------------------------------------- -------------------
                                                                                      Carrying             Carrying
                                                              Fair Value             Amount (1) Fair Value  Amount
                                                  ---------------------------------- ---------- ---------- --------
                                                  Level 1 Level 2  Level 3   Total     Total      Total     Total
                                                  ------- -------- -------- -------- ---------- ---------- --------
                                                                 (in thousands)
Assets:
   Commercial mortgage and other loans...........  $ --   $     -- $511,077 $511,077  $461,186  $  490,151 $449,359
   Policy loans..................................    --         --   12,065   12,065    12,065      14,316   14,316
   Cash..........................................   438         --       --      438       438         749      749
   Accrued investment income.....................    --     52,574       --   52,574    52,574      59,033   59,033
   Other assets..................................    --     13,352       --   13,352    13,352      12,237   12,237
                                                   ----   -------- -------- --------  --------  ---------- --------
       Total assets..............................  $438   $ 65,926 $523,142 $589,506  $539,615  $  576,486 $535,694
                                                   ====   ======== ======== ========  ========  ========== ========

Liabilities:
   Policyholders' Account Balances - Investment
     contracts...................................  $ --   $     -- $ 74,331 $ 74,331  $ 71,895  $   66,659 $ 66,176
   Cash collateral for loaned securities.........    --     48,371       --   48,371    48,371     125,884  125,884
   Short-term debt...............................    --     83,502       --   83,502    83,502      27,803   27,803
   Long-term debt................................    --    642,557       --  642,557   600,000     627,415  600,000
   Other liabilities.............................    --    137,693       --  137,693   137,693     169,139  169,139
   Separate account liabilities - investment
     contracts...................................    --      1,030       --    1,030     1,030       1,192    1,192
                                                   ----   -------- -------- --------  --------  ---------- --------
       Total liabilities.........................  $ --   $913,153 $ 74,331 $987,484  $942,491  $1,018,092 $990,194
                                                   ====   ======== ======== ========  ========  ========== ========

(1)Carrying values presented herein differ from those in the Company's Unaudited Interim Statement of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above for those financial instruments have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

Policy Loans

Policy Loans carrying value approximates fair value.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------

Cash, Accrued Investment Income and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash, accrued investment income, and other assets that meet the definition of financial instruments, including receivables such as unsettled trades, accounts receivable. The Company believes that carrying value approximates fair value due to the short term until settlement of most of these assets.

Policyholders' Account Balances--Investment Contracts

Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own non-performance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

Cash Collateral for Loaned Securities

This represents the collateral received or paid in connection with loaning or borrowing securities. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received/paid.

Other Liabilities

Other liabilities are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

Separate Account Liabilities--Investment Contracts

Only the portion of separate account liabilities related to products that are investments contracts are reflected in the table above. Separate account liabilities are recorded at the amount credited to the contractholder, which equals the change in fair value of the corresponding separate account assets including contractholder deposit less withdrawals and fees. Therefore, carrying value approximates fair value.

5. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range. These hedges do not qualify for hedge accounting.

Foreign Exchange Contracts

Currency derivatives, including currency swaps, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------

Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With single name credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives

The Company has sold variable annuity contracts that include certain optional living benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to affiliates, Pruco Reinsurance, Ltd. ("Pruco Re") and The Prudential Insurance Company of America. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. Mark-to-market changes in the fair value of the underlying contractual guarantees are determined using valuation models as described in Note 7, and are recorded in "Realized investment gains (losses), net."

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was a liability of $1,887 million and $1,784 million as of September 30, 2012 and December 31, 2011, respectively. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re and Prudential Insurance included in "Reinsurance recoverables" was an asset of $1,823 million and $1,748 million as of September 30, 2012 and December 31, 2011, respectively.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                    September 30, 2012               December 31, 2011
                             -------------------------------  ------------------------------
                                              Fair Value                      Fair Value
                              Notional   -------------------   Notional  -------------------
                               Amount     Assets  Liabilities   Amount    Assets  Liabilities
                             ----------- -------- ----------- ---------- -------- -----------
                                                      (in thousands)
Qualifying Hedges
Currency/Interest Rate
Currency/Interest Rate...... $    63,165 $    947  $ (2,417)  $   47,702 $    867  $ (1,796)
                             ----------- --------  --------   ---------- --------  --------
Total Qualifying Hedges..... $    63,165 $    947  $ (2,417)  $   47,702 $    867  $ (1,796)
                             =========== ========  ========   ========== ========  ========

Non-qualifying Hedges
Interest Rate
Non Currency Swaps.......... $ 2,132,950 $172,636  $(13,660)  $1,752,950 $162,428  $ (8,546)
Currency/Interest Rate
Foreign Currency Swaps......      55,861    2,951    (4,321)      62,280    2,852    (4,975)
Credit
Credit Default Swaps........     345,050      805    (1,650)     399,050    1,737    (2,165)
Equity
Equity Non Currency.........     169,085    1,069    (2,584)     199,446    1,067    (4,838)
Equity Options..............   9,564,450   18,782    (7,571)   2,798,732   23,161   (17,692)
                             ----------- --------  --------   ---------- --------  --------
Total Non-Qualifying Hedges. $12,267,396 $196,243  $(29,786)  $5,212,458 $191,245  $(38,216)
                             =========== ========  ========   ========== ========  ========

Total Derivatives (1)....... $12,330,561 $197,190  $(32,203)  $5,260,160 $192,112  $(40,012)
                             =========== ========  ========   ========== ========  ========

(1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was a liability of $1,887 million as of September 30, 2012 and a liability of $1,787 million as of December 31, 2011 included in "Future policy benefits" and "Fixed maturities, available-for-sale."

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------

Cash Flow Hedges

The Company uses currency swaps in its cash flow hedge accounting relationships. This instrument is only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, and equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                              Three Months Ended September 30, 2012
                                ----------------------------------------------------------------
                                                                                Accumulated Other
                                Realized Investment Net Investment                Comprehensive
                                  Gains/(Losses)        Income     Other Income    Income (1)
                                ------------------- -------------- ------------ -----------------
                                                         (in thousands)
Qualifying hedges
Cash flow hedges
   Currency/Interest Rate......      $     --            $(33)         $ (4)         $(1,556)
                                     --------            ----          ----          -------
   Total qualifying hedges.....            --             (33)           (4)          (1,556)

Non-qualifying hedges
   Interest Rate...............        (2,942)             --            --               --
   Currency/Interest Rate......        (1,446)             --            (7)              --
   Credit......................           (53)             --            --               --
   Equity......................       (21,383)             --            --               --
   Embedded Derivatives........       (37,089)             --            --               --
                                     --------            ----          ----          -------
   Total non-qualifying hedges.       (62,913)             --            (7)              --
                                     --------            ----          ----          -------
Total..........................      $(62,913)           $(33)         $(11)         $(1,556)
                                     ========            ====          ====          =======

(1)Amounts deferred in accumulated other comprehensive income (loss).

                                              Nine Months Ended September 30, 2012
                                ----------------------------------------------------------------
                                                                                Accumulated Other
                                Realized Investment Net Investment                Comprehensive
                                  Gains/(Losses)        Income     Other Income    Income (1)
                                ------------------- -------------- ------------ -----------------
                                                         (in thousands)
Qualifying hedges
Cash flow hedges
   Currency/Interest Rate......      $     --           $(107)         $30            $(494)
                                     --------           -----          ---            -----
   Total cash flow hedges......            --            (107)          30             (494)

Non-qualifying hedges
   Interest Rate...............        22,912              --           --               --
   Currency/Interest Rate......          (296)             --           20               --
   Credit......................           140              --           --               --
   Equity......................       (48,576)             --           --               --
   Embedded Derivatives........       (51,769)             --           --               --
                                     --------           -----          ---            -----
   Total non-qualifying hedges.       (77,589)             --           20               --
                                     --------           -----          ---            -----
Total..........................      $(77,589)          $(107)         $50            $(494)
                                     ========           =====          ===            =====

(1)Amounts deferred in accumulated other comprehensive income (loss).

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------


                                              Three Months Ended September 30, 2011
                                -----------------------------------------------------------------
                                                                                Accumulated Other
                                Realized Investment Net Investment                Comprehensive
                                  Gains/(Losses)        Income     Other Income    Income (1)
                                ------------------- -------------- ------------ -----------------
                                                         (in thousands)
Qualifying hedges
Cash flow hedges
   Currency/Interest Rate......      $     --            $(31)         $23           $2,860
                                     --------            ----          ---           ------
   Total qualifying hedges.....            --             (31)          23            2,860

Non-qualifying hedges
   Interest Rate...............        88,278              --           --               --
   Currency/Interest Rate......         5,251              --           --               --
   Credit......................           544              --           --               --
   Equity......................        22,293              --           --               --
   Embedded Derivatives........       (69,635)             --           --               --
                                     --------            ----          ---           ------
   Total non-qualifying hedges.        46,731              --           --               --
                                     --------            ----          ---           ------
Total..........................      $ 46,731            $(31)         $23           $2,860
                                     ========            ====          ===           ======

(1)Amounts deferred in accumulated other comprehensive income (loss).

                                              Nine Months Ended September 30, 2011
                                -----------------------------------------------------------------
                                                                                Accumulated Other
                                Realized Investment Net Investment                Comprehensive
                                  Gains/(Losses)        Income     Other Income    Income (1)
                                ------------------- -------------- ------------ -----------------
                                                         (in thousands)
Qualifying hedges
Cash flow hedges
   Currency/Interest Rate......      $     --            $(70)         $(28)         $1,122
                                     --------            ----          ----          ------
   Total cash flow hedges......            --             (70)          (28)          1,122

Non-qualifying hedges
   Interest Rate...............       103,706              --            --              --
   Currency/Interest Rate......         2,456              --            --              --
   Credit......................         1,155              --            --              --
   Equity......................         8,377              --            --              --
   Embedded Derivatives........       (91,243)             --            --              --
                                     --------            ----          ----          ------
   Total non-qualifying hedges.        24,451              --            --              --
                                     --------            ----          ----          ------
Total..........................      $ 24,451            $(70)         $(28)         $1,122
                                     ========            ====          ====          ======

(1)Amounts deferred in accumulated other comprehensive income (loss).

For the three and nine months ended September 30, 2012 the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------

Presented below is a rollforward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                                                      (in thousands)
                                                                                      --------------

Balance, December 31, 2011...........................................................    $  (962)
Net deferred gains (losses) on cash flow hedges from January 1 to September 30, 2012.       (568)
Amount reclassified into current period earnings.....................................         77
                                                                                         -------

Balance, September 30, 2012                                                              $(1,453)
                                                                                         =======

As of September 30, 2012, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 14 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Unaudited Interim Statements of Equity.

Credit Derivatives Written

The following table sets forth the composition of the Company's credit derivatives where it has written credit protection, excluding embedded derivatives contained in externally-managed investments in European markets, by industry category as of the dates indicated.

                                 September 30, 2012   December 31, 2011
                                 ------------------- -------------------
                                 Notional Fair Value Notional Fair Value
       Industry                  -------- ---------- -------- ----------
                                             (in thousands)
       Corporate Securities:
          Basic Industry........ $ 40,000    $132    $ 40,000   $  248
          Capital Goods.........   90,000     220      90,000      315
          Consumer Cyclical.....   20,000      56      20,000      120
          Consumer Non-cyclical.  120,000     284     120,000      655
          Energy................   20,000      58      20,000      101
          Finance...............       --      --      54,000       95
          Transportation........   25,000      55      25,000      106
                                 --------    ----    --------   ------
       Total Credit Derivatives. $315,000    $805    $369,000   $1,640
                                 ========    ====    ========   ======

The Company writes credit derivatives under which the Company is obligated to pay a related party counterparty the referenced amount of the contract and receive in return the defaulted security or similar security. The Company's maximum amount at risk under these credit derivatives, assuming the value of the underlying referenced securities become worthless, is $315 million and $369 million notional of credit default swap ("CDS") selling protection with an associated fair value of $1 million and $2 million, at September 30, 2012 and December 31, 2011, respectively. These credit derivatives generally have maturities of less than 1 year. At September 30, 2012 and December 31, 2011, the underlying credits had NAIC designation ratings of 1 and 2.

The Company holds certain externally-managed investments in the European market which contain embedded derivatives whose fair value are primarily driven by changes in credit spreads. These investments are medium term notes that are collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as varying degrees of leverage. The notes have a stated coupon and provide a return based on the performance of the underlying portfolios and the level of leverage. The Company invests in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes are accounted for under U.S. GAAP as available-for-sale fixed maturity securities with bifurcated embedded derivatives (total return swaps). Changes in the value of the fixed maturity securities are reported in Equity under the heading "Accumulated other comprehensive income (loss)" and changes in the market value of the embedded total return swaps are included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these interests was $0 million and $7 million at September 30, 2012 and December 31, 2011, respectively. The fair value of the embedded derivatives included in "Fixed maturities, available-for-sale" was a liability of $0 million and $3 million at September 30, 2012 and December 31, 2011, respectively.

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of September 30, 2012 and December 31, 2011, the Company had $30 million of outstanding notional amounts, respectively reported at fair value as a liability of $2 million, respectively.

Counterparty Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial derivative transactions. Generally, the credit exposure of the Company's OTC derivative transactions is represented by the contracts with a positive fair value (market value) at the reporting date after taking into consideration the existence of netting agreements.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------

The Company has credit risk exposure to an affiliate, PGF related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate, see Note 7.

Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

6. CONTINGENT LIABILITIES AND LITIGATION

Commitments

The Company had made commitments to fund $16.1 million of commercial loans as of September 30, 2012. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $7.5 million as of September 30, 2012.

Contingent Liabilities

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of its businesses. Pending legal and regulatory actions include proceedings relating to aspects of the Company's businesses and operations that are specific to it and proceedings that are typical of the businesses in which it operates, including in both cases businesses that have been either divested or placed in wind-down status. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. The Company estimates that as of September 30, 2012, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is $0 to approximately $6 million. The estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

In March 2012, a qui tam action on behalf of the State of Minnesota, Total Asset Recovery v. MetLife Inc., et al., Prudential Financial Inc., The Prudential Insurance Company of America and Prudential Holdings, Inc., filed in the Fourth Judicial District, Hennepin County, in the State of Minnesota was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Minnesota in violation of the Minnesota False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In June 2012, the Company filed a motion to dismiss the complaint.

In January 2012, a qui tam action on behalf of the State of Illinois, Total Asset Recovery Services v. Met Life Inc, et al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Holdings, LLC, filed in the Circuit Court of Cook County, Illinois, was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Illinois in violation of the Illinois False Claims Whistleblower Reward and Protection Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In April, 2012, the Company filed a motion to dismiss the complaint. In September 2012, the complaint was withdrawn without prejudice.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contract holders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and proscribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and
(3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York Department of Financial Services ("NYDFS") has requested that 172 life insurers (including the Company) provide data to the NYDFS regarding use of the SSMDF. The New York Office of Unclaimed Funds recently notified the Company that it intends to conduct an audit of the Company's compliance with New York's unclaimed property laws. The Minnesota Attorney General has also requested information regarding the Company's use of the SSMDF and its claim handling procedures and the Company is one of several companies subpoenaed by the Minnesota Department of Commerce, Insurance Division. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

7. RELATED PARTY TRANSACTIONS

The Company is a party to numerous transactions and relationships with its affiliate Prudential Insurance and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. General and administrative expenses also include allocations of stock compensation expenses related to a stock option program and a deferred compensation program sponsored by Prudential Financial.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on earnings and length of service. Other benefits are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $0.8 million for the three months ended September 30, 2012 and 2011, and $2 million for the nine months ended September 30, 2012 and 2011.

Prudential Insurance sponsors voluntary savings plans for the Company's employees ("401(k) plans"). The 401(k) plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged to the Company for the matching contribution to the 401(k) plans was $0.3 million and $0.4 million for the three months ended September 30, 2012 and 2011, respectively and $1 million for the nine months ended September 30, 2012 and 2011.

Debt Agreements

Short-term and Long-term Debt

The Company is authorized to borrow funds up to $2 billion from Prudential Financial and its affiliates to meet its capital and other funding needs. The Company had $84 million and $28 million of short-term debt outstanding with Prudential Funding, LLC as of September 30, 2012 and December 31, 2011, respectively. Total interest expense on short-term affiliated debt to the Company was $91 thousand and $35 thousand for the three months ended September 30, 2012 and 2011, respectively and $249 thousand and $199 thousand for the nine months ended September 30, 2012 and 2011, respectively.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------

The Company had long-term debt of $600 million outstanding with Prudential Financial as of September 30, 2012 and December 31, 2011. This loan has a fixed interest rate of 4.49% and matures on December 29, 2014. At September 30, 2011 the Company had a $175 million loan from Prudential Financial. This loan had an interest rate of 5.18%. The balance of this loan was paid off on December 14, 2011. Total interest expense on affiliated long-term debt was $7 million and $9 million for the three months ended September 30, 2012 and 2011, respectively and $20 million and $27 million for the nine months ended September 30, 2012 and 2011, respectively.

Reinsurance Agreements

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------

The following table provides information relating to fees ceded under these agreements which are included in "Realized investment gains (losses), net" on the Unaudited Interim Statement of Operations and Comprehensive Income for the dates indicated:

                                                                         Three Months Ended           Nine Months Ended
                                                                     September 30, September 30, September 30, September 30,
                                                                     ------------- ------------- ------------- -------------
                                                                         2012          2011          2012          2011
                                                                     ------------- ------------- ------------- -------------
                                                                                         (in thousands)
Pruco Reinsurance
   Effective August 24, 2009........................................
       Highest Daily Lifetime 6 Plus ("HD6 Plus")...................    $12,436       $11,759      $ 36,885      $ 35,160
       Spousal Highest Daily Lifetime 6 Plus ("SHD6")...............      5,368         5,060        15,948        15,025
   Effective June 30, 2009..........................................
       Highest Daily Lifetime 7 Plus ("HD7 Plus")...................     13,259        12,577        39,228        37,521
       Spousal Highest Daily Lifetime 7 Plus ("SHD7 Plus")..........      7,023         6,599        20,717        19,661
   Effective March 17, 2008.........................................
       Highest Daily Lifetime 7 ("HD7").............................      7,427         7,337        22,206        21,961
       Spousal Highest Daily Lifetime 7 ("SHD7")....................      2,276         2,257         6,812         6,722
       Guaranteed Return Option Plus ("GRO Plus" & "GRO Plus
         II") (1)...................................................      2,130         2,261         6,446         6,596
       Highest Daily Guaranteed Return Option ("HD GRO") (1)........        824           850         2,503         2,591
       Highest Daily Guaranteed Return Option ("HD GRO II") (1).....        840           837         2,530         2,468
   Effective Since 2006.............................................
       Highest Daily Lifetime Five ("HDLT5")........................      3,284         3,441         9,951        10,574
       Spousal Lifetime Five ("SLT5")...............................      2,638         2,688         7,959         8,427
   Effective Since 2005.............................................
       Lifetime Five ("LT5") (2)....................................      8,580         8,817        25,992        27,865
       Guaranteed Return Option ("GRO").............................        514           909         1,621         3,362
                                                                        -------       -------      --------      --------
Total Fees Ceded to Pruco Reinsurance...............................    $66,599       $65,392      $198,798      $197,933
                                                                        -------       -------      --------      --------

Prudential Insurance
   Effective Since 2004.............................................
       Guaranteed Minimum Withdrawal Benefit ("GMWB")...............        348           442         1,097         1,499
                                                                        -------       -------      --------      --------
Total Fees Ceded to Prudential Insurance............................    $   348       $   442      $  1,097      $  1,499
                                                                        =======       =======      ========      ========
Total Fees Ceded....................................................    $66,947       $65,834      $199,895      $199,432
                                                                        =======       =======      ========      ========

(1)GRO Plus and HD GRO were amended effective January 1, 2010 to include an amended version of the GRO Plus and HD GRO benefit features (GRO Plus II and HD GRO II).
(2)Effective August 1, 2007, the Company amended this coinsurance agreement to include the reinsurance of business sold prior to May 6, 2005 that was previously reinsured to Prudential Insurance.

The Company's reinsurance recoverables related to the above product reinsurance agreements were $1,823 million and $1,748 million as of September 30, 2012 and December 31, 2011, respectively. Realized gains (losses) ceded related to the mark-to-market on the reinsurance recoverables were ($6) million and $1,654 million for the three months ended September 30, 2012 and 2011, respectively; and $125 million and ($1,460) million for the nine months of September 30, 2012 and 2011, respectively. Changes in realized gains and losses ceded for the 2012 and 2011 periods were primarily due to changes in market conditions. The underlying asset is reflected in "Reinsurance recoverables" in the Company's Unaudited Interim Statements of Financial Position.

Affiliated Asset Administration Fee Income

In accordance with an agreement with AST Investment Services, Inc., formerly known as American Skandia Investment Services, Inc, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $56 million and $59 million, for the three months ended September 30, 2012 and 2011, respectively and $169 million and $189 million for the nine months ended September 30, 2012 and 2011, respectively. These revenues are recorded as "Asset administration fees and other income" in the Unaudited Interim Statements of Operations and Comprehensive Income.

Derivative Trades

In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty.

Purchase/sale of fixed maturities and commercial mortgage loans from/to an affiliate

During the second and fourth quarters of 2011, the Company sold fixed maturity securities to an affiliated company in various transactions. These securities had an amortized cost of $143 million and a fair value of $151 million. The net difference between historic amortized cost and the fair value was $8 million and was recorded as a realized investment gain on the Company's Unaudited Interim Statement of Operations and Comprehensive Income. During the second quarter of 2011 the Company also sold commercial mortgage loans to an affiliated company. These loans had an amortized cost of $49 million and a fair value of $54 million. The net difference between historic amortized cost and the fair value was $5 million and was recorded as a realized gain on the Company's Unaudited Interim Statement of Operations and Comprehensive Income.

Prudential Annuities Life Assurance Corporation

Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------

During first quarter of 2012, the Company sold fixed maturity securities to Prudential Financial. These securities had an amortized cost of $123 million and a fair value of $141 million. The net difference between historic amortized cost and the fair value was accounted for as an increase of $11 million to additional paid-in capital, net of taxes.

                                    PART C

                               OTHER INFORMATION

Item 24.Financial Statements and Exhibits:

(a) (1) Financial Statements of the Sub-accounts of Prudential Annuities Life Assurance Corporation Variable Account B (Registrant) consisting of the Statement of Net Assets as of December 31, 2011; the Statement of Operations for the period ended December 31, 2011; the Statement of Changes in Net Assets for the periods ended December 31, 2011 and December 31, 2010, and Notes relating thereto appear in the Statement of Additional Information. (Part B of the Registration Statement).


(2) Preliminary unaudited financial data of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B (Registrant) consisting of the Statements of Net Assets as of December 31, 2012; the Statements of Operations for the period ended December 31, 2012; the Statements of Changes in Net Assets for the periods ended December 31, 2012 and December 31, 2011; and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement). The preliminary unaudited financial data included in this registration statement has been prepared by and is the responsibility of Prudential Life Insurance Company's management. PricewaterhouseCoopers LLP has not audited, reviewed, compiled or performed any procedures with respect to the accompanying preliminary unaudited financial data. Accordingly, PricewaterhouseCoopers LLP does not express an opinion or any other form of assurance with respect thereto.

(3) Financial Statements of Prudential Annuities Life Assurance Corporation (Depositor) consisting of the Statements of Financial Position as of December 31, 2011 and 2010; and the related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2011, 2010 and 2009; and the Notes to the Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement).

(4) Financial Statements of Prudential Annuities Life Assurance Corporation (Depositor) consisting of Unaudited Interim Statements of Financial Position, as of September 30, 2012 and December 31, 2011; Unaudited Interim Statements of Equity, nine months ended September 30, 2012 and 2011; and Unaudited Interim Statements of Cash Flows, nine months ended September 30, 2012; and any Notes relating thereto appear in the Statement of Additional Information. (Part B of the Registration Statement).


(b) Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1) Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(2) Not applicable. Prudential Annuities Life Assurance Corporation maintains custody of all assets.

(3) (a) Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 21, 2006.


    (b) Specimen Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.


    (c) First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company ("Company"), and PRUDENTIAL ANNUITIES DISTRIBUTORS, INC. ("Distributor"), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 21, 2011.

(4) (a) Copy of the Form of Annuity filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

    (b) Copy of Highest Period Value Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement
        No. 333-96577, filed October 4, 2002.

    (c) Copy of Percentage of Growth Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement
        No. 333-96577, filed October 4, 2002.

    (d) Copy of Guaranteed Minimum Income Benefit filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement No. 333-96577, filed August 6, 2003.

    (e) Copy of Guaranteed Minimum Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement
        No. 333-96577, filed August 6, 2003.

    (f) Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit filed via EDGAR with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577, filed April 20, 2004.

    (g) Copy of Rider for Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

    (h) Copy of Rider for Highest Daily Value Benefit filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

    (i) Copy of Rider for Spousal Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 10 to Registration Statement
        No. 333-96577, filed November 16, 2005.

    (j) Copy of Rider for Highest Daily Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 16 to Registration Statement No, 333-71654, filed October 6, 2006.

    (k) Copy of Form of rider for Guaranteed Return Option Plus 2008 filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

    (l) Copy of Form of rider for Highest Daily Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

    (m) Copy of rider for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement
        No. 333-96577, filed December 18, 2007.

    (n) Copy of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

    (o) Copy of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

    (p) Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (q) Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (r) Highest Daily Lifetime Seven Benefit Schedule Supplement
        (SCH-HD7(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (s) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (t) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (u) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (v) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (w) Highest Daily Lifetime Seven with Beneficiary Income option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (x) Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (y) Schedule supplement Highest Daily Lifetime Five Benefit
        (SCH-HDLT5(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (z) Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (aa)Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (ab)Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (ac)Highest Daily Lifetime 6 Plus Rider (RID-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

    (ad)Highest Daily Lifetime 6 Plus schedule (SCH-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

    (ae)Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

    (af)Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

    (ag)GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with
        Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

    (ah)GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

    (ai)Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

    (aj)Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

    (ak)Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

    (al)GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

    (am)HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

    (an)HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(5) A copy of the application form used with the Annuity filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement
        No. 33-87010, filed March 2, 1998.

(6) (a) Copy of the amended certificate of incorporation of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

    (b) Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement
        No. 33-44202, filed March 14, 2008.


(7)     Annuity Reinsurance Agreements between Depositor and:


    (a) Pruco Reinsurance Ltd. for GRO benefit filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

    (b) The Prudential Insurance Company of America for GMWB filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement
        No. 333-96577, filed April 18, 2005.

    (c) The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

    (d) Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

    (e) Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

    (f) Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 20 to this Registration Statement No. 333-96577, filed April 20, 2007.

    (g) Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

    (h) Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

    (i) Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

    (j) Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

    (k) Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

    (l) Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

    (m) Pruco Reinsurance Ltd for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

    (n) Pruco Reinsurance Ltd for Highest Daily GRO filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

    (o) Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

    (p) Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.


(8)     Agreements between Depositor and:


    (a) Advanced Series Trust filed via EDGAR with Post-Effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997.

    (b) First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000.

    (c) Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

    (d) INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

    (e) ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

    (f) Wells Fargo Variable Trust filed via EDGAR with Initial Registration to this Registration Statement No. 333-49478, filed November 7, 2000.

    (g) Prudential Series Fund, Inc. filed via EDGAR with Post-Effective Amendment No. 15 to Registration Statement No. 33-87010, filed April 26, 2001.

    (h) Revised Nationwide Variable Investment Trust filed via EDGAR with Post-Effective Amendment No. 20 to this Registration Statement No. 333-96577, filed April 20, 2007.

    (i) A I M Variable Insurance Funds filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

    (j) ProFunds VP Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.


    (k) Rule 22c-2 Agreement via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

    (l) Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation. Filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

    (m) Franklin Templeton Variable Insurance Products Trust filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577 Filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(9) Opinion and Consent of Counsel filed via EDGAR with Post-Effective Amendment 5 to this Registration Statement, filed April 20, 2004.


(10) Written Consent Independent Registered Public Accounting Firm.(FILED HEREWITH)


(11)    Not applicable.

(12)    Not applicable.

(13) Calculation of Performance Information for Advertisement of Performance filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement No. 333-96577, filed August 6, 2003.

(14)    Financial Data Schedule - Not applicable.

(15)

     (a) Powers of Attorney for Bernard J. Jacob filed with Post-Effective Amendment No. 51 to Registration Statement No. 333-96577, filed April 25, 2012.


     (b) Powers of Attorney for Robert M. Falzon, Daniel O. Kane, and George M. Gannon filed with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 on April 19, 2010.


     (c) Power of Robert F. O'Donnell filed with Post-Effective Amendment No. 52 to Registration Statement No. 333-96577 on August 16, 2012.


     (d) Powers of Attorney for Richard F. Lambert and Yanela C. Frias.(FILED HEREWITH)


Item 25. Directors and Officers of the Depositor (engaged directly or indirectly in Registrant's variable annuity business):

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:


   Name and Principal Business
   Address                            Position and Offices with Depositor
   ---------------------------        --------------------------------------
   Timothy S. Cronin                  Senior Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Joseph D. Emanuel                  Senior Vice President, Chief Legal
   One Corporate Drive                Officer and Corporate Secretary
   Shelton, Connecticut 06484-6208

   Robert M. Falzon                   Director and Treasurer
   751 Broad Street
   Newark, New Jersey 07102-3714

   Bruce Ferris                       Executive Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Yanela C. Frias                    Director, Chief Financial Officer and
   751 Broad Street                   Executive Vice President
   Newark, New Jersey 07102-3714

   George M. Gannon                   Senior Vice President and Director
   751 Broad Street
   Newark, New Jersey 07102-3714

   Jacob Herschler                    Senior Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Bernard J. Jacob                   Director
   213 Washington Street
   Newark, New Jersey 07102-2917

   Daniel O. Kane                     Senior Vice President, Chief Actuary
   213 Washington Street              and Director
   Newark, New Jersey 07102-2992

   Patricia L. Kelley                 Vice President and Chief Compliance
   One Corporate Drive                Officer
   Shelton, Connecticut 06484-6208

   Richard F. Lambert                 Director
   751 Broad Street
   Newark, New Jersey 07102-3714

   Michael Long                       Senior Vice President
   2 Gateway Center
   Newark, New Jersey 07102-5005

   Steven P. Marenakos                Senior Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Robert F. O'Donnell                President, Chief Executive
   One Corporate Drive                Officer and Director
   Shelton, CT 06484-6208

   Bryan Pinsky                       Senior Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Yvonne Rocco                       Senior Vice President
   213 Washington Street
   Newark, New Jersey 07102-2992

Item 26. Persons Controlled by or Under Common Control with the Depositor or
Registrant: The Registrant separate account may be deemed to be under common control(or where indicated, identical to) the following registered separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed in the Exhibits to the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed in February, 2012, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

Item 27. Number of Contract Owners: As of December 31, 2012 there were 64,635 Qualified and 22,333 Non-Qualified owners of Annuities.


Item 28. Indemnification: Under Section 33-320a of the Connecticut General Statutes, the Depositor must indemnify a director or officer against judgments, fines, penalties, amounts paid in settlement and reasonable expenses including attorneys' fees, for actions brought or threatened to be brought against him in his capacity as a director or officer when certain disinterested parties determine that he acted in good faith and in a manner he reasonably believed to be in the best interests of the Depositor. In any criminal action or proceeding, it also must be determined that the director or officer had no reason to believe his conduct was unlawful. The director or officer must also be indemnified when he is successful on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonable entitled to be indemnified, and the court approves the amount. In shareholder derivative suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and reasonably entitled to be indemnified and must approve the amount. In a claim based upon the director's or officer's purchase or sale of the Registrants' securities, the director or officer may obtain indemnification only if a court determines that, in view of all the circumstances, he is fairly and reasonably entitled to be indemnified and then for such amount as the court shall determine. The By-Laws of Prudential Annuities Life Assurance Corporation ("PALAC") also provide directors and officers with rights of indemnification, consistent with Connecticut law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of PALAC and PAD can also be indemnified pursuant to indemnity agreements between each director and officer and Prudential Annuities, Inc., a corporation organized under the laws of the state of Delaware. The provisions of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of PALAC and PAD are covered under a directors and officers liability insurance policy. Such policy will reimburse PALAC or PAD, as applicable, for any payments that it shall make to directors and officers pursuant to law and, subject to certain exclusions contained in the policy, will pay any other costs, charges and expenses, settlements and judgments arising from any proceeding involving any director or officer of PALAC or PAD, as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows: Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, unless in the opinion of Registrant's counsel the matter has been settled by controlling precedent, Registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Directors and officers of PAD

   As of the date this Post-Effective Amendment was filed, the Directors and
                             Officers of PAD are:


                                POSITIONS AND OFFICES
NAME                               WITH UNDERWRITER
-----------------------------  ------------------------
Timothy S. Cronin              Senior Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

Robert Falzon                  Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

Bruce Ferris                   Executive Vice President
One Corporate Drive            and Director
Shelton, Connecticut
06484-6208

Yanela C. Frias                Director
751 Broad Street
Newark, New Jersey 07102-3714

George M. Gannon               President, Chief
2101 Welsh Road                Executive Officer, Chief
Dresher, Pennsylvania          Operations Officer and
19025-5001                     Director

Jacob M. Herschler             Senior Vice President
One Corporate Drive            and Director
Shelton, Connecticut
06484-6208

Patricia L. Kelley             Senior Vice President,
One Corporate Drive            Chief Compliance Officer
Shelton, Connecticut           and Director
06484-6208

Steven P. Marenakos            Senior Vice President
One Corporate Drive            and Director
Shelton, Connecticut
06484-6208

Yvonne Rocco                   Senior Vice President
213 Washington Street
Newark, New Jersey 07102-2992

Steven Weinreb                 Chief Financial Officer
213 Washington Street          and Controller
Newark, New Jersey 07102-2917

William D. Wilcox              Vice President,
One Corporate Drive            Secretary and Chief
Shelton, Connecticut           Legal Officer
06484-6208



(c) Commissions received by PAD during 2012 with respect to annuities sold by PALAC.



                                    Net Underwriting Discounts          Compensation on  Brokerage
Name of Principal Underwriter       and Commissions                       Redemption    Commissions Compensation
-----------------------------       ----------------------------------  --------------- ----------- ------------
Prudential Annuities Distributors,
  Inc. *...........................            $186,633,222                  $-0-          $-0-         $-0-


*  PAD did not retain any of these commissions.

Item 30. Location of Accounts and Records: Accounts and records are maintained by PALAC at its principal office in Shelton, Connecticut, and its office in Fort Washington, Pennsylvania.

Item 31. Management Services: None

Item 32. Undertakings:

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b) Registrant hereby undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) Prudential Annuities Life Assurance Corporation ("Depositor") hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses incurred and the risks assumed by Prudential Annuities Life Assurance Corporation.

(e) With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Shelton and the State of Connecticut on this 14th day of February 2013.


      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                                  Registrant

              By: Prudential Annuities Life Assurance Corporation
                                  (Depositor)


By  /s/ Robert F. O'Donnell
    ------------------------------
    Robert F. O'Donnell, President

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                   Depositor


By  /s/ Robert F. O'Donnell
    ------------------------------
    Robert F. O'Donnell, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


Signature                                     Title                                   Date
---------                                     -----                                   ----
Robert F. O'Donnell*     Chief Executive Officer, President and Director        February 14, 2013
---------------------
Robert F. O'Donnell

Yanela C. Frias*      Executive Vice President, Chief Financial Officer and
---------------------                        Director
Yanela C. Frias

                                       (Board of Directors)
George M. Gannon*
---------------------
George M. Gannon

Daniel O. Kane*
---------------------
Daniel O. Kane

Robert M. Falzon*
---------------------
Robert M. Falzon

Bernard J. Jacob*
---------------------
Bernard J. Jacob

Richard F. Lambert*
---------------------
Richard F. Lambert


By:/s/ Lynn K. Stone
-------------------------------
Lynn K. Stone

* Executed by Lynn K. Stone on behalf of those indicated pursuant to Power of Attorney

                                   EXHIBITS



 No. (b) 10 Written Consent of Independent Registered Public Accounting Firm.

 15(d)      Powers of attorney for Richard F. Lambert and Yanela C. Frias